UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:        811-08495

NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code: 05-02-210R
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: October 31, 2020

Date of reporting period: November 1, 2019 through October 31, 2020
[1]

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1).  The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR
§
270.30e-1).

[1]
       BBD, LLP is the principal accountant for the Nationwide Mellon Disciplined Value Fund.  PricewaterhouseCoopers LLP is the principal accountant for the other Nationwide Mutual Funds’ Funds.
Annual Report
October 31, 2020
Nationwide Mutual Funds
Equity Funds
Nationwide Multi-Cap Portfolio
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentary 3
Shareholder Expense Example 9
Statement of Investments 10
Statement of Assets and Liabilities 60
Statement of Operations 62
Statements of Changes in Net Assets 63
Financial Highlights 64
Notes to Financial Statements 65
Report of Independent Registered Public Accounting Firm 87
Supplemental Information 88
Management Information 89
Market Index Definitions 93
Glossary 98

Nationwide Multi-Cap Portfolio - October 31, 2020 - Message to Investors - 1
Dear Investor,
During this time of unprecedented uncertainty, Nationwide has diligently sought to care for our associates, communities, and ultimately, you our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets experienced a historic period of volatility during the annual reporting period ending October 31, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown, before recovering as the period closed, with growth of +2.4% in the fourth quarter of 2019, -5.0% during the first quarter of 2020, a record -31.4% in the second quarter and a record +33.1% in the third quarter of the same fiscal year.
Economists estimate a continuing rebound of 4.0% in the fourth quarter 2020 and 3.9% for 2021. Corporate profits collapsed, with a decline of 15% forecast for 2020, however, are expected to recover to +22% next year as the economy continues to
emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
from the outbreak, and the lasting implications remain
unclear.
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the period. The S&P
500
®
Index (“S&P 500”) started the period strong, with an
accommodating Federal Reserve (“Fed”) and steady economic
growth, driving a cumulative return of 6.6% in November and
December of 2019. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking an average
297 trading days (roughly a year and 2 months) to recover
with the previous quickest recovery in 1987 at 70 days. This time, it took 20 days to decline. Aggressive fiscal and monetary policy, teamed with the prospect for an economic reopening
drove investor sentiment higher, with a 47% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 9.71%, which is impressive given the severe disruption. Fixed income returns were positive, with a substantial drop in interest rates more than offsetting modestly wider credit spreads.
International markets lagged domestic as they have for much of the past decade, with the MSCI EAFE
®
Index returning -6.86%
and the MSCI Emerging Markets
®
Index returning +8.25%.
The global outbreak and subsequent economic shutdown
had a broad impact, though the strong economic rebound
and aggressive global central bank stimulus led to strong
performance in the second half of the period.
The S&P 500 was higher in seven of the 12 months during
the reporting period.
While much of 2019 was characterized by near-universal strong returns and low volatility for risk assets, volatility dramatically improved through the reporting period, with most risk-assets delivering positive returns. Growth stocks substantially
outperformed value stocks, while large-capitalization stocks beat small-capitalization stocks.
Fixed-income markets were higher, driven by a decline in interest rates, bringing them to historic lows. The Federal Reserve
aggressively added stimulus, first by bringing the Federal
Funds target rate to effectively 0% by March 15, followed by an aggressive bond buying program that nearly doubled the
balance sheet from $4.0 trillion to $7.1 trillion through the period.
Federal Reserve Chair Powell has indicated that it will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.69% to a record-low of 0.50% as of March 9, 2020, before bouncing
modestly to 0.85% by period-end. The 2-year yield dropped
from 1.52% to 0.15%, widening the spread between the two
yields to 0.70%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress, but avoid the temptation to react based on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages
you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - October 31, 2020 - Nationwide Multi-Cap Portfolio
Index
Annual Total Return
(as of October 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 3.38%
Bloomberg Barclays
Municipal Bond 3.59%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.39%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 11.04%
Bloomberg Barclays U.S.
Aggregate Bond 6.19%
Bloomberg Barclays U.S.
Corporate High Yield 3.49%
MSCI EAFE
®
-6.86%
MSCI Emerging Markets
®
8.25%
MSCI World ex USA -2.61%
Russell 1000
®
Growth 29.22%
Russell 1000
®
Value -7.57%
Russell 2000
®
-0.14%
S&P 500
®
9.71%
Source: Morningstar

Nationwide Multi-Cap Portfolio - October 31, 2020 - Fund Commentary - 3
For the annual reporting period ended October 31, 2020,
the Nationwide Multi-Cap Portfolio Class R6 returned 4.27%
versus 10.15% for its benchmark, the Russell 3000
®
Index
(Russell 3000). For broader comparison, the return for the
Fund’s closest Morningstar
®
peer category, U.S. Large Blend
(consisting of 1370 funds as of October 31, 2020), was 5.87%
for the same period. Performance for the Fund’s other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
This Fund uses a multi-manager approach, allocating portions of its assets to several different subadvisers. The Fund strives to benefit from the subadvisers’ specializations and diverse investment strategies. Therefore, the views of the individual managers are independent and may appear to be contradictory.
Please note that each subadviser wrote its commentary
to explain the performance of the portion of the Fund that it manages.
As of October 31, 2020 this Fund is subadvised by BlackRock
Investment Management, LLC and Western Asset Management
Company, LLC
The following commentary is provided by BlackRock
Investment Management, LLC
In the third quarter of 2020, the broad-market Russell 3000
Index
®
, increased 9.23%. U.S. stocks continued their recovery
over July and August and kept on recording all-time highs, until early September when valuation concerns spooked market
volatility and led to a market sell off. COVID-19 continued to be center stage over Q3 but the ease of restriction, coupled with a drop in the number of new cases in the US and the Fed accommodative policies, supported the US market recovery
over the quarter despite the spikes in volatility and the market sell-off that dampened the recovery momentum.
In the second quarter of 2020, the broad-market Russell 3000
Index
®
, increased 21.95%. U.S. stocks have outperformed
other regions in 2020, with a sharper recovery from the troughs of late March. This has largely been supported by the historic policy response. The U.S. has so far delivered coordinated fiscal and monetary support sufficient to offset the estimated initial shock from the pandemic and spillovers to the full economy.
Towards the end of the second quarter, government measures
to contain the virus have been gradually lifted in many states, boosting activity and employment.
In the first quarter of 2020, the broad-market Russell 3000
Index
®
decreased -20.92%. Fears of the coronavirus outbreak
and its economic toll continued to drive unprecedented levels of financial market volatility. The VIX index of near-term stock market volatility surged to its highest level since the financial crisis and the S&P 500 experienced its quickest bear market
contraction on record. Economic activity had fallen to a
standstill with Purchasing Managers Indexes across the globe registering at their lowest levels on record and jobless claims surged. In late March, U.S. saw a record number of initial claims with 3.3 million people filing claims for unemployment benefits while the consensus estimate was at 1.4 million.
On the policy front, global governments have unleashed large stimulus packages to combat the shock on the economy.
The U.S. passed several fiscal stimulus measures, including
a $2 trillion relief bill to send money directly to Americans.
Separately, monetary policy moved toward accommodation as
the Federal Reserve cut the policy rate to 0% and pledged to buy as much government-backed debt as needed to bolster
the markets for housing and Treasury bonds. Furthermore, it
announced it would buy corporate bonds, including the riskiest investment-grade debt, for the first time in its history.
In the fourth quarter of 2019, the broad-market Russell 3000
Index
®
increased +9.09%. Risk appetite was boosted broadly by
expectations of a U.S. and China trade deal, strong economic growth, and easy monetary policy. U.S. tariffs on China were originally scheduled to increase on December 15th but were
avoided thanks to persistent negotiations between the U.S. and
China. Additionally, news that U.S. didn’t impose tariffs on E.U.
auto exports helped support sentiment. On the macroeconomic
front, the U.S. services and employment sectors remained
buoyant. The ISM non-manufacturing PMI remained well
above the key 50 threshold the entire quarter. In November,
266K jobs were added to the economy, pushing the U-3
unemployment rate back down to 3.5%. Consumer sentiment
also rebounded throughout the quarter, with the University
of Michigan Consumer Sentiment gauge rising to 99.3 in
December, up from the September’s low of 93.2. Conversely,
the ISM manufacturing PMI continued to indicate weakness,
though the October and November readings did manage to
beat the September reading – which was the lowest point since the financial crisis. However, the December reading (which was released in January) fell to a new cycle low of 47.2. Overall, the supportive macroeconomic data and boosted risk appetite
drove selling of Treasuries in the quarter. The ten-year U.S.
Treasury bond yield increased +26bps to 1.92%. Key points
along the Treasury curve, including the closely monitored
two-month / ten-year, three-month / ten-year, and five-month
/ thirty-year spreads, widened throughout the quarter. Despite the strength in the U.S. economy, the Federal Reserve cut the benchmark federal funds rate by 25bps to 1.75% in October,
marking the third rate cut of the year.
Futures are held in the portfolio to equitize accruals and cash balances for purposes of keeping the portfolio 100% invested and maintaining index exposure. Performance difference vs.
the index attributable to futures was -0.6 bps in Q3.
Swaps are held in the portfolio for exposure in the Mergers
and Acquisitions (“M&A”), Pairs strategy and Exchange Traded
Product (“ETP”) flow strategy, while they are held for hedging purposes in the Index Change strategy. Performance for the
strategies in Q3 were as follows: M&A (+1.2 bps), Pairs (+0.8 bps), ETP flows (+0.3 bps) and Index Change (+0.1bps).
Subadviser:
BlackRock Investment Management, LLC

4 - Fund Commentary - October 31, 2020 - Nationwide Multi-Cap Portfolio
Portfolio Managers:
Rachel Aguirre; Jennifer Hsui, CFA; Allan Mason; Greg Savage,
CFA; and Amy Whitelaw
The following commentary is provided by Western Asset
Management Company, LLC
The nature of the portfolio’s strategy is exposed to the returns of the Russell 3000 Total Return Equity Index via total return swaps and is also benchmarked to this index. Largely the same set of factors that drove portfolio returns over the inception-to-
date period also drove benchmark returns.
The period began with rising US-Iran geopolitical tensions and a brief risk-off move but decent US economic data and positive corporate earnings quickly overcame negative sentiment and
spreads tightened by mid-January. However, the subsequent
COVID-19 outbreak in Wuhan led to flight to safety flows
causing credit spreads to retrace their move and end January wider while developed market government bond yields ended
the month materially lower. The severe demand destruction
from COVID-19 induced economic shutdowns combined with
an increased supply from the unexpected price war between
Saudi Arabia and Russia in March caused oil prices to drop
over 50% and put further stress on the energy sector.
Policymakers in the United States, the Eurozone, the United
Kingdom, and elsewhere scrambled to introduce containment
measures designed to slow the spread of the virus as well as fiscal and monetary stimulus packages to support both impacted individuals and broad swaths of their national economies. The
Federal Reserve cut rates to zero, announced an unlimited bond buying program and perhaps most importantly, announced a
new credit facility to buy investment grade credit rated down to BBB- in the primary and secondary markets and eventually
expanded the eligibility list to include fallen angels
The second quarter of 2020 stood in sharp contrast to the first as global risk sentiment rebounded significantly and there was room for cautious optimism around the development of both
a vaccine and therapeutic treatments. Markets extended their rally during the third quarter and the US economy continued
to steadily improve, though most economic measures remain
far from where they started the year. As the quarter wore on further fiscal support proved elusive with tensions between the
Democrat and Republican parties rising ahead of the November election.
US Treasury yields have declined meaningfully during the
period. All-in, the low rate backdrop has proved beneficial for the portfolio’s rates positioning. In aggregate, the portfolio’s duration and yield curve positioning was the largest positive performance driver for returns. After a period of dramatic
spread widening in March 2020, spread sectors have generally tightened in following months and resulted in positive return contribution from US High Yield Credits. Portfolio’s exposure to TIPS also benefited the results. On the contrary, portfolio’s exposure to structured product, in aggregate, detracted from returns. Commercial MBS remains challenged with retail and
hotels being hardest-hit. Exposure to Residential mortgages
and Emerging Markets (EM) also detracted from returns. Within
EM, Brazil and Ecuador were some of the worst performers
while positions in China and Colombia contributed.
During the reporting period, interest rate options, futures, and swaps were used to manage the portfolio’s duration and
yield curve exposure. Equity index options, specifically total return swaps on the Russell 3000 index, were utilized in order to replicate the returns of the Russell 3000 index, in keeping with the nature of the strategy. Overall, derivatives in net had a positive impact on portfolio performance during the period.
Subadviser:
Western Asset Management Company, LLC
Portfolio Managers:
John L. Bellows, Ph.D., CFA and Kenneth Leech
The Fund employs an enhanced indexing strategy designed
to match or incrementally exceed the performance of the U.S.
equity market, regardless of whether the market is rising or falling. As a result, the Fund will be unable to avoid declining equity markets and may underperform actively managed non-
index funds. The strategy also creates a greater chance of
higher tracking error and a higher portfolio turnover rate than if the Fund were to follow a passive strategy designed to replicate an index. The Fund is subject to the risks of investing in equity securities, including small companies. Smaller companies: i)
are usually less stable in price and less liquid than larger, more-
established companies; ii) are more vulnerable than larger
companies to adverse business and economic developments;
and iii) may have more-limited resources. Therefore, they
generally involve greater risk. The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price changes than are more-established
stocks. The Fund is subject to the risks of investing in fixed-
income securities (including high-yield bonds) and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities. The prices of high-
yield bonds tend to be more sensitive to adverse economic and business conditions than are higher-rated corporate bonds.
Increased volatility may reduce the market value of high-yield bonds. They also are subject to the claims-paying ability of the issuing company. The Fund may invest in corporate loans
(which have speculative characteristics and are high risk).
The Fund may invest in more-aggressive investments such as
derivatives (which create investment leverage and are highly volatile). The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Each of the Fund’s subadvisers makes investment decisions
independently, and it is possible that the security selection process of one subadviser will not complement that of another

Nationwide Multi-Cap Portfolio - October 31, 2020 - Fund Commentary - 5
subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Russ ell 3000
®
Index:
An unmanaged index that measures
the performance of the 3,000 largest U.S. companies in the
investable U.S. equity universe.
Note about Russell Indexes
Russell Investment Group is the source and owner of the
trademarks, service marks and copyrights related to the
Russell Indexes. Nationwide Mutual Funds are not sponsored,
endorsed, or promoted by Russell, and Russell bears no
liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is
a trademark of Russell Investment Group.

6 - Fund Commentary - October 31, 2020 - Nationwide Multi-Cap Portfolio
Asset Allocation
1
Common Stocks 57.0%
Corporate Bonds 22.2%
Asset-Backed Securities 6.2%
U.S. Treasury Obligations 4.9%
Mortgage-Backed Securities 3.7%
Commercial Mortgage-Backed Securities 3.1%
Collateralized Mortgage Obligations 2.1%
Foreign Government Securities 1.8%
Repurchase Agreement 0.2%
Futures Contracts 0.2%
U.S. Government Agency Security 0.1%
Interest Rate Swaps
†
0.0%
Short-Term Investment
†
0.0%
Convertible Bond
†
0.0%
Forward Currency Contracts
†
0.0%
Exchange Traded Fund
†
0.0%
Warrants
†
0.0%
Rights
†
0.0%
Credit Default Swaps
†
(0.0)%
Written Options
†
0.0%
Total Return Swaps (2.4%)
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Banks 7.3%
Software 5.5%
Oil, Gas & Consumable Fuels 3.6%
IT Services 3.5%
Technology Hardware, Storage & Peripherals 3.4%
Semiconductors & Semiconductor Equipment 3.2%
Interactive Media & Services 3.1%
Capital Markets 2.9%
Pharmaceuticals 2.9%
Internet & Direct Marketing Retail 2.8%
Other Industries
#
61.8%
100.0%
Top Holdings
2
Apple, Inc. 3.0%
Microsoft Corp. 2.6%
Amazon.com, Inc. 2.2%
U.S. Treasury Notes, 0.50%, 6/30/2027 1.2%
Facebook, Inc., Class A 1.1%
Alphabet, Inc., Class A 0.9%
Alphabet, Inc., Class C 0.8%
FNMA/FHLMC UMBS, 15 Year, Single Family,
2.00%, 11/25/2035 0.8%
U.S. Treasury Notes, 0.63%, 5/15/2030 0.7%
Berkshire Hathaway, Inc., Class B 0.7%
Other Holdings
#
86.0%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Multi-Cap Portfolio - October 31, 2020 - Fund Commentary - 7
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. Inception
Date of
Inception
Class R6 4.27% 11.07% 12/6/2018
Russell 3000
®
Index 10.15% 12.57%

8 - Fund Commentary - October 31, 2020 - Nationwide Multi-Cap Portfolio
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Multi-Cap Portfolio from inception through
10/31/20 versus the Russell 3000
®
Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Multi-Cap Portfolio - October 31, 2020 - Shareholder Expense Example - 9
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2020)
and continued to hold your shares at the end of the reporting period (October 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2020 through October 31, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2020 through October 31, 2020. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Multi-Cap Portfolio
Class R6 Shares
Actual
(a)
1,000.00 1,166.80 1.53 0.28
Hypothetical
(a)(b)
1,000.00 1,023.73 1.42 0.28
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2020 through
October 31, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

10 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Asset-Backed Securities 6.2%
Principal
Amount ($) Value ($)
Automobiles 0.2%
Ford Credit Floorplan Master
Owner Trust, Series 2018-4,
Class A, 4.06%, 11/15/2030 1,150,000 1,307,784
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A,
2.65%, 7/25/2022(a) 351,919 352,664
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 3,150,000 3,226,265
4,886,713
Home Equity 0.5%
Aegis Asset-Backed Securities
Trust Mortgage Pass-
Through Certificates, Series
2005-4, Class M2, 0.85%,
10/25/2035(b) 2,330,000 2,193,244
Bear Stearns Asset-Backed
Securities I Trust, Series
2004-HE7, Class M1,
1.05%, 8/25/2034(b) 4,757,726 4,579,545
CWABS, Inc. Asset-Backed
Certificates Trust, Series
2004-6, Class 1A1, 0.69%,
12/25/2034(b) 1,008,275 964,686
RAAC Trust, Series 2005-
SP3, Class M2, 0.95%,
12/25/2035(b) 1,233,182 1,227,603
Structured Asset Investment
Loan Trust, Series 2004-
7, Class A8, 1.35%,
8/25/2034(b) 1,000,000 981,260
9,946,338
Other 4.2%
Acis CLO Ltd., Series 2014-
3A, Class A1A, 1.76%,
2/1/2026(a)(b) 119,613 119,608
AGL CLO 6 Ltd., Series
2020-6A, Class A1, 2.20%,
7/20/2031(a)(b) 1,460,000 1,465,055
Allegro CLO XI Ltd., Series
2019-2A, Class A1A, 1.61%,
1/19/2033(a)(b) 2,500,000 2,484,087
AMMC CLO 21 Ltd., Series
2017-21A, Class A, 1.50%,
11/2/2030(a)(b) 392,000 388,286
Apex Credit CLO 2017 Ltd.,
Series 2017-1A, Class A1,
1.68%, 4/24/2029(a)(b) 2,252,653 2,235,864
Apidos CLO XII, Series 2013-
12A, Class AR, 1.32%,
4/15/2031(a)(b) 1,100,000 1,084,244
Ares XLIII CLO Ltd., Series
2017-43A, Class A, 1.46%,
10/15/2029(a)(b) 1,415,000 1,403,896
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Avery Point V CLO Ltd.,
Series 2014-5A, Class AR,
1.20%, 7/17/2026(a)(b) 683,634 681,775
Bain Capital Credit CLO,
Series 2020-1A, Class A1,
1.41%, 4/18/2033(a)(b) 2,250,000 2,216,299
Ballyrock CLO Ltd., Series
2019-2A, Class A1B, 2.00%,
11/20/2030(a)(b) 1,000,000 998,019
Benefit Street Partners CLO
IV Ltd., Series 2014-IVA,
Class A1RR, 1.47%,
1/20/2029(a)(b) 1,385,000 1,376,579
BlueMountain CLO Ltd.
Series 2012-2A, Class AR2,
1.30%, 11/20/2028(a)(b) 2,181,000 2,160,333
Series 2015-3A, Class A1R,
1.22%, 4/20/2031(a)(b) 1,215,000 1,189,874
BlueMountain CLO XXII Ltd.,
Series 2018-22A, Class A1,
1.32%, 7/15/2031(a)(b) 2,000,000 1,964,072
Canyon CLO Ltd., Series
2020-1A, Class A, 2.16%,
7/15/2028(a)(b) 1,726,645 1,727,535
Carlyle Global Market
Strategies CLO Ltd.
Series 2015-3A, Class A1R,
1.22%, 7/28/2028(a)(b) 500,000 495,526
Series 2014-1A, Class
A1R2, 1.19%, 4/17/2031(a)
(b) 1,450,590 1,422,096
Series 2014-3RA, Class
A1A, 1.27%, 7/27/2031(a)
(b) 743,875 733,425
Carlyle US CLO Ltd.
Series 2017-1A, Class A1B,
1.45%, 4/20/2031(a)(b) 1,531,159 1,512,358
Series 2017-1A, Class A1A,
1.52%, 4/20/2031(a)(b) 447,417 443,125
Catskill Park CLO Ltd., Series
2017-1A, Class A2, 1.92%,
4/20/2029(a)(b) 1,300,000 1,286,450
CBAM Ltd., Series 2017-
1A, Class A1, 1.47%,
7/20/2030(a)(b) 1,050,000 1,044,657
Cerberus Loan Funding XXVIII
LP, Series 2020-1A, Class
A, 2.06%, 10/15/2031(a)(b) 360,000 360,000
Cumberland Park CLO Ltd.,
Series 2015-2A, Class BR,
1.62%, 7/20/2028(a)(b) 760,000 749,116
Denali Capital CLO X
LLC, Series 2013-1A,
Class A1LR, 1.26%,
10/26/2027(a)(b) 2,037,001 2,029,462
Dryden XXV Senior Loan
Fund, Series 2012-25A,
Class ARR, 1.14%,
10/15/2027(a)(b) 2,103,538 2,086,893

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 11
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Flatiron CLO 17 Ltd., Series
2017-1A, Class A, 1.53%,
5/15/2030(a)(b) 2,340,000 2,319,649
Flatiron CLO Ltd., Series
2015-1A, Class AR, 1.13%,
4/15/2027(a)(b) 1,531,945 1,524,395
Galaxy XXVI CLO Ltd., Series
2018-26A, Class A, 1.46%,
11/22/2031(a)(b) 450,000 442,275
GoldenTree Loan
Opportunities IX Ltd.,
Series 2014-9A, Class AR2,
1.32%, 10/29/2029(a)(b) 725,000 719,633
Greenwood Park CLO Ltd.,
Series 2018-1A, Class A2,
1.25%, 4/15/2031(a)(b) 1,500,000 1,477,770
Greywolf CLO V Ltd., Series
2015-1A, Class A1R,
1.37%, 1/27/2031(a)(b) 2,250,000 2,223,364
Grippen Park CLO Ltd., Series
2017-1A, Class A, 1.48%,
1/20/2030(a)(b) 1,850,000 1,841,211
Halcyon Loan Advisors
Funding Ltd., Series
2017-2A, Class A2, 1.92%,
1/17/2030(a)(b) 750,000 721,348
Jackson Mill CLO Ltd., Series
2015-1A, Class AR, 1.07%,
4/15/2027(a)(b) 1,266,689 1,253,822
JFIN CLO 2014 Ltd., Series
2014-1A, Class AR, 1.17%,
4/21/2025(a)(b) 297,525 296,437
KKR CLO Ltd., Series
21, Class A, 1.24%,
4/15/2031(a)(b) 1,160,000 1,134,961
LCM XVIII LP, Series
19A, Class AR, 1.48%,
7/15/2027(a)(b) 236,226 235,256
LCM XXIV Ltd., Series
24A, Class A, 1.53%,
3/20/2030(a)(b) 1,250,000 1,239,575
Legacy Mortgage Asset Trust
Series 2019-GS1, Class A1,
4.00%, 1/25/2059(a)(c) 2,700,794 2,712,504
Series 2019-GS5, Class A1,
3.20%, 5/25/2059(a)(c) 1,830,721 1,852,775
MMAF Equipment Finance
LLC, Series 2019-A, Class
A5, 3.08%, 11/12/2041(a) 2,105,000 2,266,029
Myers Park CLO Ltd., Series
2018-1A, Class B1, 1.82%,
10/20/2030(a)(b) 510,000 498,206
Neuberger Berman Loan
Advisers CLO 24 Ltd.,
Series 2017-24A, Class AR,
1.24%, 4/19/2030(a)(b) 500,000 494,503
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Neuberger Berman Loan
Advisers CLO 29 Ltd.,
Series 2018-29A, Class A1,
1.35%, 10/19/2031(a)(b) 283,333 280,424
Newark BSL CLO 2 Ltd.,
Series 2017-1A, Class A1,
1.48%, 7/25/2030(a)(b) 835,000 829,916
Ocean Trails CLO IX, Series
2020-9A, Class A1, 2.15%,
10/15/2029(a)(b) 2,250,000 2,252,945
Octagon Investment Partners
45 Ltd., Series 2019-
1A, Class A, 1.57%,
10/15/2032(a)(b) 1,600,000 1,586,811
OHA Loan Funding Ltd.,
Series 2013-2A, Class AR,
1.30%, 5/23/2031(a)(b) 500,000 493,267
Pawnee Equipment
Receivables LLC, Series
2020-1, Class A, 1.37%,
11/17/2025(a) 2,329,865 2,328,489
Recette CLO Ltd., Series
2015-1A, Class AR, 1.14%,
10/20/2027(a)(b) 163,132 162,276
Regatta VI Funding Ltd.,
Series 2016-1A, Class AR,
1.30%, 7/20/2028(a)(b) 1,694,218 1,682,813
Romark CLO III Ltd., Series
2019-3A, Class A1, 1.61%,
7/15/2032(a)(b) 2,500,000 2,454,532
Seven Sticks CLO Ltd.,
Series 2016-1A, Class A1R,
1.29%, 7/15/2028(a)(b) 901,177 894,076
SoFi Consumer Loan Program
LLC, Series 2017-4, Class
B, 3.59%, 5/26/2026(a)(b) 970,000 991,537
Sudbury Mill CLO Ltd., Series
2013-1A, Class A1R,
1.37%, 1/17/2026(a)(b) 648,798 646,920
Sunnova Helios II Issuer LLC,
Series 2018-1A, Class A,
4.87%, 7/20/2048(a) 2,325,985 2,475,706
Symphony CLO XIX Ltd.,
Series 2018-19A, Class A,
1.19%, 4/16/2031(a)(b) 1,750,000 1,721,281
Symphony CLO XVIII Ltd.,
Series 2016-18A, Class B,
2.01%, 1/23/2028(a)(b) 750,000 733,956
THL Credit Wind River CLO
Ltd., Series 2017-3A, Class
A, 1.49%, 10/15/2030(a)(b) 466,489 461,942
Towd Point Mortgage Trust,
Series 2019-HY2, Class A1,
1.15%, 5/25/2058(a)(b) 1,920,255 1,924,552
Tralee CLO III Ltd., Series
2014-3A, Class AR, 1.25%,
10/20/2027(a)(b) 1,076,420 1,070,239

12 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tralee Clo VI Ltd., Series
2019-6A, Class AS, 1.51%,
10/25/2032(a)(b) 2,150,000 2,161,595
Tryon Park CLO Ltd.
Series 2013-1A, Class
A1SR, 1.13%, 4/15/2029(a)
(b) 1,750,000 1,732,951
Series 2013-1A, Class A2R,
1.74%, 4/15/2029(a)(b) 1,500,000 1,454,174
Venture 31 CLO Ltd., Series
2018-31A, Class A1, 1.25%,
4/20/2031(a)(b) 1,300,000 1,273,067
Voya CLO Ltd.
Series 2018-3A, Class A1A,
1.39%, 10/15/2031(a)(b) 940,000 926,922
Series 2016-3A, Class A1R,
1.41%, 10/18/2031(a)(b) 2,200,000 2,171,952
Whitebox Clo II Ltd., Series
2020-2A, Class A1, 1.99%,
10/24/2031(a)(b) 2,140,000 2,147,160
91,771,850
Student Loan 1.3%
DRB Prime Student Loan
Trust, Series 2015-B, Class
A1, 2.05%, 10/27/2031(a)(b) 811,207 813,716
Earnest Student Loan
Program LLC, Series
2017-A, Class A2, 2.65%,
1/25/2041(a) 617,938 626,326
ECMC Group Student
Loan Trust, Series 2020-
2A, Class A, 1.30%,
11/25/2069(a)(b) 1,929,089 1,929,089
Montana Higher Education
Student Assistance Corp.,
Series 2012-1, Class A2,
1.15%, 5/20/2030(b) 2,121,257 2,123,578
Navient Private Education Refi
Loan Trust
Series 2018-CA, Class B,
4.22%, 6/16/2042(a) 3,360,000 3,500,925
Series 2019-D, Class A2B,
1.20%, 12/15/2059(a)(b) 4,060,000 4,059,999
Series 2020-CA, Class A2A,
2.15%, 11/15/2068(a) 3,150,000 3,244,300
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 3,500,000 3,506,270
SLM Student Loan Trust,
Series 2005-7, Class A4,
0.36%, 10/25/2029(b) 447,399 441,136
SMB Private Education Loan
Trust, Series 2017-A, Class
B, 3.50%, 6/17/2041(a) 1,000,000 1,021,852
SoFi Professional Loan
Program LLC
Series 2019-B, Class A1FX,
2.78%, 8/17/2048(a) 1,063,007 1,068,203
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan
Series 2019-C, Class A2FX,
2.37%, 11/16/2048(a) 2,213,622 2,273,022
SoFi Professional Loan
Program Trust, Series
2020-C, Class AFX, 1.95%,
2/15/2046(a) 2,665,727 2,712,699
27,321,115
Total Asset-Backed Securities
(cost $133,083,735)
133,926,016
Collateralized Mortgage Obligations 2.1%
Connecticut Avenue Securities
Trust, Series 2019-R07,
Class 1M2, 2.25%,
10/25/2039(a)(b) 640,634 634,953
CSMC Trust, Series 2019-
RPL9, Class A1, 3.05%,
10/27/2059(a)(b) 2,381,588 2,393,600
Deephaven Residential
Mortgage Trust, Series
2020-2, Class A2, 2.59%,
5/25/2065(a) 2,760,000 2,766,099
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class
1A1B, 0.29%, 4/19/2047(b) 1,161,038 987,553
FHLMC STACR REMIC Trust
Series 2020-DNA4, Class
M1, 1.65%, 8/25/2050(a)(b) 1,760,000 1,766,126
Series 2020-DNA4, Class
M2, 3.90%, 8/25/2050(a)(b) 990,000 1,001,006
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2016-DNA1, Class
M3, 5.70%, 7/25/2028(b) 872,898 917,712
Series 2017-DNA2, Class
M2, 3.60%, 10/25/2029(b) 1,990,000 2,044,901
Series 2017-DNA3, Class
M2, 2.65%, 3/25/2030(b) 1,905,000 1,925,243
FNMA
Series 2014-C02, Class
1M2, 2.75%, 5/25/2024(b) 1,616,249 1,423,199
Series 2014-C02, Class
2M2, 2.75%, 5/25/2024(b) 1,009,525 987,999
Series 2014-C03, Class
1M2, 3.15%, 7/25/2024(b) 949,011 841,286
Series 2016-C02, Class
1M2, 6.15%, 9/25/2028(b) 815,091 857,632
Series 2016-C04, Class
1M2, 4.40%, 1/25/2029(b) 1,112,119 1,149,424
Series 2018-C01, Class
1M2, 2.40%, 7/25/2030(b) 1,583,589 1,559,831
GNMA REMICS
Series 2019-123, Class A,
3.00%, 10/20/2049 271,529 279,530
Series 2020-H09, Class FL,
1.30%, 5/20/2070(b) 699,804 733,776

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 13
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GSMSC Resecuritization
Trust, Series 2015-
7R, Class A, 0.30%,
9/26/2037(a)(b) 2,164,453 2,128,788
Legacy Mortgage Asset Trust,
Series 2020-GS2, Class A1,
2.75%, 3/25/2060(a)(c) 1,593,647 1,599,884
Morgan Stanley Mortgage
Loan Trust, Series 2005-
2AR, Class A, 0.41%,
4/25/2035(b) 1,788,939 1,756,115
New Residential Mortgage
Loan Trust, Series 2017-
3A, Class A1, 4.00%,
4/25/2057(a)(b) 4,299,135 4,636,732
Residential Mortgage Loan
Trust, Series 2020-2, Class
A1, 1.65%, 5/25/2060(a)(b) 4,276,442 4,303,216
Seasoned Credit Risk Transfer
Trust
Series 2017-1, Class M1,
4.00%, 1/25/2056(a)(b) 3,230,000 3,239,376
Series 2020-1, Class M,
4.25%, 8/25/2059(a)(b) 3,130,000 3,091,131
WaMu Mortgage Pass-
Through Trust, Series 2004-
AR9, Class A7, 2.97%,
8/25/2034(b) 2,399,706 2,414,684
Total Collateralized Mortgage Obligations
(cost $45,885,814)
45,439,796
Commercial Mortgage-Backed Securities 3.1%
BAMLL Commercial Mortgage
Securities Trust , Series
2018-DSNY, Class A,
1.00%, 9/15/2034(a)(b) 2,500,000 2,424,982
BANK
Series 2017-BNK8, Class
A4, 3.49%, 11/15/2050 1,200,000 1,350,638
Series 2017-BNK9, Class
A4, 3.54%, 11/15/2054 1,406,400 1,584,896
Series 2017-BNK5, Class
A5, 3.39%, 6/15/2060 2,000,000 2,230,150
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust ,
Series 2017-DELC, Class A,
1.00%, 8/15/2036(a)(b) 2,610,000 2,510,184
BHMS , Series 2018-
ATLS, Class D, 2.40%,
7/15/2035(a)(b) 3,830,000 3,370,258
BX Commercial Mortgage
Trust , Series 2019-
IMC, Class A, 1.15%,
4/15/2034(a)(b) 4,420,000 4,248,677
BX Trust , Series 2019-
MMP, Class A, 1.15%,
8/15/2036(a)(b) 2,020,000 2,008,662
CFK Trust
Series 2020-MF2, Class E,
3.46%, 3/15/2039(a)(b) 2,670,000 2,477,961
Series 2020-MF2, Class F,
3.46%, 3/15/2039(a)(b) 1,500,000 1,335,396
CHT Mortgage Trust , Series
2017-CSMO, Class A,
1.08%, 11/15/2036(a)(b) 1,670,000 1,609,336
Citigroup Commercial
Mortgage Trust , Series
2019-SST2, Class A,
1.07%, 12/15/2036(a)(b) 2,350,000 2,309,567
Credit Suisse Commercial
Mortgage Securities Corp. ,
Series 2019-SKLZ, Class A,
1.40%, 1/15/2034(a)(b) 3,700,000 3,576,749
Credit Suisse Mortgage
Capital Certificates , Series
2019-ICE4, Class A, 1.13%,
5/15/2036(a)(b) 4,260,000 4,257,009
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series KSG1,
Class X1, IO, 1.26%,
9/25/2030(b) 3,000,000 277,841
GS Mortgage Securities Corp.
Trust
Series 2019-SOHO, Class
A, 1.05%, 6/15/2036(a)(b) 4,200,000 4,163,811
Series 2020-DUNE, Class
A, 1.25%, 12/15/2036(a)(b) 4,500,000 4,344,763
GS Mortgage Securities Trust
Series 2015-GS1, Class A3,
3.73%, 11/10/2048 2,000,000 2,213,588
Series 2017-GS8, Class A4,
3.47%, 11/10/2050 1,250,000 1,404,511
JP Morgan Chase Commercial
Mortgage Securities Trust
Series 2020-NNN, Class
FFL, 2.65%, 1/16/2037(a)(b) 3,616,000 3,230,409
Series 2020-NNN, Class
GFL, 3.15%, 1/16/2037(a)
(b) 3,610,000 3,026,210
Series 2020-NNN, Class
GFX, 4.69%, 1/16/2037(a)
(b) 3,550,000 3,123,663

14 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP6, Class A5, 3.49%,
7/15/2050 2,000,000 2,238,997
Morgan Stanley Capital I Trust
Series 2019-BPR, Class A,
1.55%, 5/15/2036(a)(b) 1,780,000 1,704,823
Series 2018-H4, Class XA,
IO, 0.86%, 12/15/2051(b) 21,327,883 1,187,172
Rosslyn Portfolio Trust , Series
2017-ROSS, Class A,
1.94%, 6/15/2033(a)(b) 2,047,593 2,041,171
Wells Fargo Commercial
Mortgage Trust , Series
2018-C44, Class A5, 4.21%,
5/15/2051 2,000,000 2,323,083
Total Commercial Mortgage-Backed
Securities
(cost $67,874,403) 66,574,507
Common Stocks 57.0%
Shares
Aerospace & Defense 0.8%
AAR Corp. 1,372 26,699
Aerojet Rocketdyne Holdings,
Inc. * 2,909 94,310
AeroVironment, Inc. * 884 67,502
Astronics Corp. * 988 6,323
Axon Enterprise, Inc. * 2,435 240,821
Boeing Co. (The) 20,364 2,940,358
BWX Technologies, Inc. 3,752 206,398
Cubic Corp. 1,279 75,602
Curtiss-Wright Corp. 1,648 139,025
Ducommun, Inc. * 455 14,969
General Dynamics Corp. 9,417 1,236,735
HEICO Corp. 4,567 447,885
Hexcel Corp. 2,272 76,067
Howmet Aerospace, Inc. 15,504 267,444
Huntington Ingalls Industries,
Inc. 1,411 208,094
Kaman Corp. 1,123 44,538
Kratos Defense & Security
Solutions, Inc. * 4,218 79,678
L3Harris Technologies, Inc. 8,093 1,303,863
Lockheed Martin Corp. 9,328 3,266,013
Maxar Technologies, Inc. 2,048 52,777
Mercury Systems, Inc. * 2,092 144,097
Moog, Inc., Class A 1,108 69,128
National Presto Industries, Inc. 211 17,532
Northrop Grumman Corp. 5,898 1,709,358
PAE, Inc. * 2,540 20,117
Park Aerospace Corp. 856 9,065
Parsons Corp. * 895 28,210
Raytheon Technologies Corp. 54,287 2,948,870
Spirit AeroSystems Holdings,
Inc., Class A 3,029 55,098
Teledyne Technologies, Inc. * 1,435 443,630
Textron, Inc. 8,524 305,159
Common Stocks
Shares Value ($)
Aerospace & Defense
TransDigm Group, Inc. 1,972 941,453
Triumph Group, Inc. 2,011 13,273
Vectrus, Inc. * 471 18,614
Virgin Galactic Holdings,
Inc. *(d) 2,387 41,582
17,560,287
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc. * 2,335 65,474
Atlas Air Worldwide Holdings,
Inc. * 1,003 59,338
CH Robinson Worldwide, Inc. 5,000 442,150
Echo Global Logistics, Inc. * 920 24,813
Expeditors International of
Washington, Inc. 6,082 537,466
FedEx Corp. 9,188 2,384,010
Forward Air Corp. 1,095 68,952
Hub Group, Inc., Class A * 1,263 63,314
Radiant Logistics, Inc. * 1,280 6,579
United Parcel Service, Inc.,
Class B 26,575 4,175,198
XPO Logistics, Inc. * 3,369 303,210
8,130,504
Airlines 0.1%
Alaska Air Group, Inc. 4,914 186,192
Allegiant Travel Co. 328 44,201
American Airlines Group,
Inc. (d) 18,459 208,218
Copa Holdings SA, Class A 1,329 65,493
Delta Air Lines, Inc. 24,908 763,181
Hawaiian Holdings, Inc. 1,937 26,827
JetBlue Airways Corp. * 10,963 131,227
Mesa Air Group, Inc. * 876 2,768
SkyWest, Inc. 1,961 56,928
Southwest Airlines Co. 22,327 882,586
Spirit Airlines, Inc. *(d) 3,405 59,826
United Airlines Holdings, Inc. * 10,381 351,501
2,778,948
Auto Components 0.1%
Adient plc * 3,467 73,570
American Axle &
Manufacturing Holdings,
Inc. * 4,655 31,282
Aptiv plc 10,342 997,900
BorgWarner, Inc. 9,331 326,398
Cooper Tire & Rubber Co. 2,068 71,119
Cooper-Standard Holdings,
Inc. * 634 9,947
Dana, Inc. 5,937 83,059
Dorman Products, Inc. * 1,080 96,412
Fox Factory Holding Corp. * 1,476 124,102
Gentex Corp. 9,792 270,945
Gentherm, Inc. * 1,369 63,371
Goodyear Tire & Rubber Co.
(The) 9,790 81,061
LCI Industries 962 105,493
Lear Corp. 2,390 288,736

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 15
Common Stocks
Shares Value ($)
Auto Components
Modine Manufacturing Co. * 2,076 13,286
Motorcar Parts of America,
Inc. * 784 11,548
Standard Motor Products, Inc. 798 36,548
Stoneridge, Inc. * 1,084 24,748
Tenneco, Inc., Class A * 1,986 17,119
Visteon Corp. * 1,112 99,691
Workhorse Group, Inc. *(d) 3,701 56,921
XPEL, Inc. Reg. S* 544 13,480
2,896,736
Automobiles 0.6%
Ford Motor Co. 146,865 1,135,266
General Motors Co. 47,013 1,623,359
Harley-Davidson, Inc. 4,861 159,830
Tesla, Inc. * 27,923 10,835,241
Thor Industries, Inc. 2,195 185,653
Winnebago Industries, Inc. 1,244 58,406
13,997,755
Banks 2.1%
1st Constitution Bancorp 318 4,147
1st Source Corp. 689 23,075
ACNB Corp. 393 8,202
Allegiance Bancshares, Inc. 769 21,763
Altabancorp 649 14,129
Amalgamated Bank, Class A 442 4,906
Amerant Bancorp, Inc. * 948 9,546
American National
Bankshares, Inc. 490 11,172
Ameris Bancorp 2,692 78,876
Ames National Corp. 311 6,002
Arrow Financial Corp. 572 15,656
Associated Banc-Corp. 5,940 81,319
Atlantic Capital Bancshares,
Inc. * 927 12,867
Atlantic Union Bankshares
Corp. 3,238 81,889
Auburn National Bancorp, Inc. 78 2,898
Banc of California, Inc. 1,991 23,892
BancFirst Corp. 798 35,471
Bancorp, Inc. (The) * 2,246 21,562
BancorpSouth Bank 4,180 97,854
Bank First Corp. (d) 251 16,067
Bank of America Corp. 291,833 6,916,442
Bank of Commerce Holdings 565 4,526
Bank of Hawaii Corp. 1,661 100,723
Bank of Marin Bancorp 562 16,939
Bank of NT Butterfield & Son
Ltd. (The) 2,209 58,450
Bank of Princeton (The) 159 3,128
Bank OZK 5,193 128,683
Bank7 Corp. 101 916
BankFinancial Corp. 493 3,624
BankUnited, Inc. 2,714 68,528
Bankwell Financial Group, Inc. 198 3,267
Banner Corp. 1,334 49,185
Bar Harbor Bankshares 658 13,436
BayCom Corp. * 404 4,484
BCB Bancorp, Inc. 444 4,036
Common Stocks
Shares Value ($)
Banks
Berkshire Hills Bancorp, Inc. 1,996 26,008
BOK Financial Corp. 1,248 73,308
Boston Private Financial
Holdings, Inc. 2,798 17,292
Bridge Bancorp, Inc. 744 14,538
Brookline Bancorp, Inc. 3,457 33,118
Bryn Mawr Bank Corp. 805 21,622
Business First Bancshares,
Inc. 557 9,252
Byline Bancorp, Inc. 1,071 14,073
C&F Financial Corp. 112 3,489
Cadence Bancorp 5,357 60,106
California Bancorp, Inc. * 259 3,535
Cambridge Bancorp 261 16,205
Camden National Corp. 607 19,406
Capital Bancorp, Inc. * 299 3,145
Capital City Bank Group, Inc. 612 13,042
Capstar Financial Holdings,
Inc. 523 5,434
Carter Bank & Trust 1,006 6,992
Cathay General Bancorp 3,380 79,531
CB Financial Services, Inc. 164 3,216
CBTX, Inc. 764 14,440
Central Pacific Financial Corp. 928 12,779
Central Valley Community
Bancorp 349 4,502
Century Bancorp, Inc., Class A 137 9,805
Chemung Financial Corp. 113 3,851
ChoiceOne Financial
Services, Inc. 230 6,615
CIT Group, Inc. 2,873 84,610
Citigroup, Inc. 78,533 3,252,837
Citizens & Northern Corp. 606 10,266
Citizens Financial Group, Inc. 15,716 428,261
Citizens Holding Co. 157 3,407
City Holding Co. 658 39,763
Civista Bancshares, Inc. 730 10,410
CNB Financial Corp. 672 12,190
Coastal Financial Corp. * 273 4,057
Codorus Valley Bancorp, Inc. 292 3,930
Colony Bankcorp, Inc. 240 3,007
Columbia Banking System,
Inc. 2,799 79,520
Comerica, Inc. 4,872 221,725
Commerce Bancshares, Inc. 3,709 230,885
Community Bank System, Inc. 2,104 122,011
Community Bankers Trust
Corp. 811 4,428
Community Financial Corp.
(The) 172 3,758
Community Trust Bancorp,
Inc. 701 22,306
ConnectOne Bancorp, Inc. 1,586 24,472
County Bancorp, Inc. 170 3,145
CrossFirst Bankshares, Inc. * 2,181 18,211
Cullen/Frost Bankers, Inc. 2,298 161,480
Customers Bancorp, Inc. * 1,219 16,847
CVB Financial Corp. 5,304 92,820
Dime Community Bancshares,
Inc. 1,229 15,547

16 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Banks
Eagle Bancorp Montana, Inc. 223 4,295
Eagle Bancorp, Inc. 1,372 41,050
East West Bancorp, Inc. 5,225 190,608
Enterprise Bancorp, Inc. 431 9,745
Enterprise Financial Services
Corp. 1,017 29,605
Equity Bancshares, Inc.,
Class A * 642 11,800
Esquire Financial Holdings,
Inc. * 238 3,710
Evans Bancorp, Inc. 173 3,946
Farmers & Merchants
Bancorp, Inc. 483 9,689
Farmers National Banc Corp. 1,136 13,234
FB Financial Corp. 1,326 39,117
Fidelity D&D Bancorp, Inc. 118 5,624
Fifth Third Bancorp 26,606 617,791
Financial Institutions, Inc. 529 9,379
First Bancorp, Inc. (The) 495 11,449
First Bancorp/NC 1,178 28,378
First Bancorp/PR 8,144 52,855
First Bancshares, Inc. (The) 897 21,384
First Bank 579 4,337
First Busey Corp. 2,176 39,146
First Business Financial
Services, Inc. 256 4,390
First Capital, Inc. 111 6,694
First Choice Bancorp 337 4,745
First Citizens BancShares,
Inc., Class A 129 59,688
First Commonwealth Financial
Corp. 3,254 28,049
First Community Bankshares,
Inc. 754 14,311
First Community Corp. 245 3,481
First Financial Bancorp 3,903 55,813
First Financial Bankshares,
Inc. 5,125 152,776
First Financial Corp. 589 20,450
First Foundation, Inc. 1,668 24,803
First Guaranty Bancshares,
Inc. 83 1,208
First Hawaiian, Inc. 5,467 94,360
First Horizon National Corp. 13,981 145,542
First Internet Bancorp 303 6,521
First Interstate BancSystem,
Inc., Class A 1,775 62,657
First Merchants Corp. 2,271 59,296
First Mid Bancshares, Inc. 631 17,517
First Midwest Bancorp, Inc. 4,532 56,877
First Northwest Bancorp 316 3,713
First of Long Island Corp.
(The) 994 15,337
First Republic Bank 6,634 836,813
First Savings Financial Group,
Inc. 63 3,405
First United Corp. 195 2,324
First Western Financial, Inc. * 197 2,797
Flushing Financial Corp. 1,252 16,013
FNB Corp. 13,708 103,632
Common Stocks
Shares Value ($)
Banks
FNCB Bancorp, Inc. 1,048 5,764
Franklin Financial Services
Corp. 151 3,322
Fulton Financial Corp. 6,601 72,545
FVCBankcorp, Inc. * 387 4,776
German American Bancorp,
Inc. 953 28,752
Glacier Bancorp, Inc. 3,815 136,577
Great Southern Bancorp, Inc. 518 21,212
Great Western Bancorp, Inc. 1,945 25,266
Guaranty Bancshares, Inc. 366 10,577
Hancock Whitney Corp. 3,652 83,521
Hanmi Financial Corp. 984 8,846
HarborOne Bancorp, Inc. 2,177 20,464
Hawthorn Bancshares, Inc. 209 3,963
HBT Financial, Inc. 317 3,912
Heartland Financial USA, Inc. 1,411 46,478
Heritage Commerce Corp. 2,538 18,400
Heritage Financial Corp. 354 7,420
Hilltop Holdings, Inc. 3,009 68,635
Home BancShares, Inc. 6,326 105,012
HomeTrust Bancshares, Inc. 689 11,003
Hope Bancorp, Inc. 4,993 40,294
Horizon Bancorp, Inc. 1,804 22,370
Howard Bancorp, Inc. * 393 3,981
Huntington Bancshares, Inc. 35,178 367,258
Independent Bank Corp. 2,338 93,105
Independent Bank Group, Inc. 1,004 51,786
International Bancshares
Corp. 2,286 63,276
Investar Holding Corp. 368 5,130
Investors Bancorp, Inc. 9,638 81,537
JPMorgan Chase & Co. 114,971 11,271,757
KeyCorp 31,861 413,556
Lakeland Bancorp, Inc. 1,984 22,082
Lakeland Financial Corp. 1,017 51,999
Landmark Bancorp, Inc. 120 2,814
LCNB Corp. 618 8,504
Level One Bancorp, Inc. 175 2,756
Limestone Bancorp, Inc. * 142 1,505
Live Oak Bancshares, Inc. 1,159 43,208
M&T Bank Corp. 4,866 504,020
Macatawa Bank Corp. 2,054 14,768
Mackinac Financial Corp. 300 2,979
MainStreet Bancshares, Inc. * 218 3,250
Mercantile Bank Corp. 591 12,919
Meridian Corp. 172 3,024
Metrocity Bankshares, Inc. 595 8,312
Metropolitan Bank Holding
Corp. * 316 9,464
Mid Penn Bancorp, Inc. 211 4,125
Middlefield Banc Corp. 175 3,339
Midland States Bancorp, Inc. 983 14,647
MidWestOne Financial Group,
Inc. 615 12,392
MVB Financial Corp. 288 4,594
National Bank Holdings Corp.,
Class A 1,184 35,698
National Bankshares, Inc. 306 8,317
NBT Bancorp, Inc. 1,743 47,723

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 17
Common Stocks
Shares Value ($)
Banks
Nicolet Bankshares, Inc. * 389 24,001
Northeast Bank 248 4,759
Northrim Bancorp, Inc. 334 9,539
Norwood Financial Corp. 211 4,828
Oak Valley Bancorp 252 3,495
OceanFirst Financial Corp. 2,382 35,659
OFG Bancorp 2,091 30,089
Ohio Valley Banc Corp. 263 5,631
Old National Bancorp 6,696 93,610
Old Second Bancorp, Inc. 972 8,311
Origin Bancorp, Inc. 893 19,976
Orrstown Financial Services,
Inc. 369 5,159
Pacific Premier Bancorp, Inc. 3,338 85,119
PacWest Bancorp 3,643 70,091
Park National Corp. 578 52,974
Parke Bancorp, Inc. 374 4,499
Partners Bancorp 276 1,386
PCB Bancorp 420 3,948
Peapack-Gladstone Financial
Corp. 875 14,770
Penns Woods Bancorp, Inc. 218 4,504
Peoples Bancorp of North
Carolina, Inc. 167 2,887
Peoples Bancorp, Inc. 705 15,933
Peoples Financial Services
Corp. 310 11,114
People's United Financial, Inc. 17,290 184,484
Pinnacle Financial Partners,
Inc. 2,056 94,144
Plumas Bancorp 132 2,656
PNC Financial Services
Group, Inc. (The) 16,014 1,791,646
Popular, Inc. 3,574 150,823
Preferred Bank 612 20,704
Premier Financial Bancorp,
Inc. 415 5,188
Professional Holding Corp.,
Class A * 138 1,881
Prosperity Bancshares, Inc. 3,649 201,096
QCR Holdings, Inc. 672 20,852
RBB Bancorp 722 9,220
Red River Bancshares, Inc. 159 7,220
Regions Financial Corp. 36,392 484,014
Reliant Bancorp, Inc. 498 8,391
Renasant Corp. 2,220 63,292
Republic Bancorp, Inc.,
Class A 411 13,699
Republic First Bancorp, Inc. * 1,351 3,013
Richmond Mutual Bancorp,
Inc. 438 4,796
S&T Bancorp, Inc. 1,597 31,605
Salisbury Bancorp, Inc. 71 2,403
Sandy Spring Bancorp, Inc. 1,837 46,568
SB Financial Group, Inc. 235 3,605
Seacoast Banking Corp. of
Florida * 1,972 42,359
Select Bancorp, Inc. * 483 3,598
ServisFirst Bancshares, Inc. 2,009 74,132
Shore Bancshares, Inc. 395 4,274
Common Stocks
Shares Value ($)
Banks
Sierra Bancorp 463 9,186
Signature Bank 1,869 150,903
Silvergate Capital Corp.,
Class A * 504 11,269
Simmons First National Corp.,
Class A 4,523 76,846
SmartFinancial, Inc. 627 9,367
South Plains Financial, Inc. 366 5,362
South State Corp. 2,452 150,553
Southern First Bancshares,
Inc. * 355 9,528
Southern National Bancorp of
Virginia, Inc. 900 8,694
Southside Bancshares, Inc. 1,197 32,271
Spirit of Texas Bancshares,
Inc. 581 7,385
Sterling Bancorp 8,035 107,508
Stock Yards Bancorp, Inc. 791 30,232
Summit Financial Group, Inc. 547 9,851
SVB Financial Group * 1,994 579,656
Synovus Financial Corp. 3,672 95,472
TCF Financial Corp. 5,181 140,975
Texas Capital Bancshares,
Inc. * 1,379 62,055
Tompkins Financial Corp. 607 33,986
Towne Bank 2,801 50,922
TriCo Bancshares 1,144 33,096
TriState Capital Holdings,
Inc. * 975 12,275
Triumph Bancorp, Inc. * 742 31,260
Truist Financial Corp. 51,282 2,159,998
Trustmark Corp. 2,686 62,826
UMB Financial Corp. 1,865 113,523
Umpqua Holdings Corp. 9,658 121,304
United Bankshares, Inc. 5,164 135,452
United Community Banks, Inc. 2,675 56,015
United Security Bancshares 474 2,948
Unity Bancorp, Inc. 289 4,052
Univest Financial Corp. 1,187 18,826
US Bancorp 52,007 2,025,673
Valley National Bancorp 16,257 124,203
Veritex Holdings, Inc. 1,723 33,995
Washington Trust Bancorp,
Inc. 701 23,673
Webster Financial Corp. 3,769 121,399
Wells Fargo & Co. 141,326 3,031,443
WesBanco, Inc. 2,667 64,781
West Bancorp, Inc. 711 11,795
Westamerica Bancorp 967 50,642
Western Alliance Bancorp 4,066 167,519
Wintrust Financial Corp. 2,409 118,595
Zions Bancorp NA 6,593 212,756
44,274,160
Beverages 0.8%
Boston Beer Co., Inc. (The),
Class A * 326 338,773
Brown-Forman Corp., Class A 7,901 544,417
Celsius Holdings, Inc. * 1,202 24,172
Coca-Cola Co. (The) 146,516 7,041,559

18 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 165 37,777
Constellation Brands, Inc.,
Class A 5,811 960,151
Keurig Dr Pepper, Inc. 15,250 410,225
MGP Ingredients, Inc. 537 22,565
Molson Coors Beverage Co.,
Class B 6,207 218,859
Monster Beverage Corp. * 14,163 1,084,461
National Beverage Corp. * 458 35,857
NewAge, Inc. *(d) 3,377 7,902
PepsiCo, Inc. 52,540 7,003,057
Primo Water Corp. 6,346 79,515
17,809,290
Biotechnology 1.6%
89bio, Inc. * 83 1,922
AbbVie, Inc. 66,685 5,674,893
Abeona Therapeutics, Inc. * 1,940 2,076
ACADIA Pharmaceuticals,
Inc. * 4,415 205,077
Acceleron Pharma, Inc. * 1,908 199,539
ADMA Biologics, Inc. *(d) 3,290 6,547
Adverum Biotechnologies,
Inc. * 2,948 32,163
Aeglea BioTherapeutics, Inc. * 2,121 16,289
Affimed NV * 2,264 7,154
Agenus, Inc. * 5,703 21,044
Agios Pharmaceuticals, Inc. * 2,436 97,610
Akebia Therapeutics, Inc. * 5,262 11,682
Akero Therapeutics, Inc. * 380 10,089
Albireo Pharma, Inc. * 555 17,516
Alector, Inc. * 1,854 17,446
Alexion Pharmaceuticals,
Inc. * 8,152 938,621
Aligos Therapeutics, Inc. * 8,817 131,726
Alkermes plc * 6,349 103,171
Allakos, Inc. * 935 88,947
Allogene Therapeutics, Inc. * 1,805 61,226
Alnylam Pharmaceuticals,
Inc. * 4,512 554,841
Amgen, Inc. 22,413 4,862,276
Amicus Therapeutics, Inc. * 10,034 178,906
AnaptysBio, Inc. * 934 27,516
Anavex Life Sciences
Corp. *(d) 1,627 9,599
Anika Therapeutics, Inc. * 581 18,952
Apellis Pharmaceuticals, Inc. * 2,301 73,402
Applied Genetic Technologies
Corp. * 740 3,818
Applied Therapeutics, Inc. * 514 8,363
Aprea Therapeutics, Inc. * 341 7,437
Aptinyx, Inc. * 681 1,995
Aravive, Inc. * 401 1,857
Arcturus Therapeutics
Holdings, Inc. *(d) 425 22,984
Arcus Biosciences, Inc. * 1,272 27,730
Arcutis Biotherapeutics, Inc. * 303 5,399
Ardelyx, Inc. * 3,139 16,040
Arena Pharmaceuticals, Inc. * 2,244 192,356
Common Stocks
Shares Value ($)
Biotechnology
Arrowhead Pharmaceuticals,
Inc. * 3,774 216,250
Assembly Biosciences, Inc. * 1,219 17,968
Atara Biotherapeutics, Inc. * 2,295 29,628
Atea Pharmaceuticals, Inc. * 8,810 267,295
Athenex, Inc. * 2,915 33,231
Athersys, Inc. *(d) 6,479 11,338
Atreca, Inc., Class A * 949 12,679
AVEO Pharmaceuticals, Inc. * 376 2,042
Avid Bioservices, Inc. * 1,883 13,652
Avidity Biosciences, Inc. * 1,119 27,673
Avrobio, Inc. * 1,109 15,836
Axcella Health, Inc. * 377 1,598
Beam Therapeutics, Inc. *(d) 569 19,443
Beyondspring, Inc. * 653 9,625
BioCryst Pharmaceuticals,
Inc. *(d) 6,179 23,604
Biogen, Inc. * 6,064 1,528,552
Biohaven Pharmaceutical
Holding Co. Ltd. * 1,910 147,949
BioMarin Pharmaceutical,
Inc. * 6,783 504,859
BioSpecifics Technologies
Corp. * 275 24,227
Bioxcel Therapeutics, Inc. * 430 19,647
Black Diamond Therapeutics,
Inc. * 542 17,078
Bluebird Bio, Inc. * 2,598 134,343
Blueprint Medicines Corp. * 2,184 223,379
BrainStorm Cell Therapeutics,
Inc. * 748 7,502
Bridgebio Pharma, Inc. * 2,050 78,679
Cabaletta Bio, Inc. * 410 4,744
Calithera Biosciences, Inc. * 2,253 7,976
Calyxt, Inc. * 373 1,197
CareDx, Inc. * 1,717 84,219
CASI Pharmaceuticals, Inc. * 1,888 4,437
Castle Biosciences, Inc. * 340 15,786
Catabasis Pharmaceuticals,
Inc. * 528 707
Catalyst Biosciences, Inc. * 638 3,496
Catalyst Pharmaceuticals,
Inc. * 4,149 12,323
Cellular Biomedicine Group,
Inc. * 365 6,574
CEL-SCI Corp. *(d) 1,398 16,818
Centogene NV * 145 1,765
Checkpoint Therapeutics,
Inc. * 1,427 3,125
ChemoCentryx, Inc. * 1,725 82,800
Chimerix, Inc. * 1,541 4,114
Chinook Therapeutics, Inc. * 429 5,298
Cidara Therapeutics, Inc. * 921 2,404
Clovis Oncology, Inc. *(d) 2,564 12,640
Cohbar, Inc. Reg. S * 812 744
Coherus Biosciences, Inc. *(d) 937 15,620
Concert Pharmaceuticals,
Inc. * 1,316 13,581
Constellation
Pharmaceuticals, Inc. * 995 19,522

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 19
Common Stocks
Shares Value ($)
Biotechnology
ContraFect Corp. * 397 2,243
Corbus Pharmaceuticals
Holdings, Inc. *(d) 2,959 2,781
Cortexyme, Inc. *(d) 598 28,626
Crinetics Pharmaceuticals,
Inc. * 1,062 12,829
Cue Biopharma, Inc. * 934 10,405
Cyclerion Therapeutics, Inc. * 956 2,237
Cytokinetics, Inc. * 2,251 34,598
CytomX Therapeutics, Inc. * 1,803 11,936
Deciphera Pharmaceuticals,
Inc. * 1,554 90,241
Denali Therapeutics, Inc. * 1,950 83,421
DermTech, Inc. * 267 3,407
Dicerna Pharmaceuticals,
Inc. * 2,489 52,244
Dyadic International, Inc. *(d) 554 3,956
Dynavax Technologies Corp. * 3,075 11,470
Dyne Therapeutics, Inc. * 115 2,378
Eagle Pharmaceuticals, Inc. * 408 18,980
Editas Medicine, Inc. * 2,255 69,770
Eidos Therapeutics, Inc. * 456 32,340
Eiger BioPharmaceuticals,
Inc. * 1,120 9,946
Emergent BioSolutions, Inc. * 1,546 139,094
Enanta Pharmaceuticals, Inc. * 764 33,333
Enochian Biosciences,
Inc. *(d) 537 1,638
Epizyme, Inc. * 3,462 42,790
Esperion Therapeutics,
Inc. *(d) 1,043 31,259
Evelo Biosciences, Inc. *(d) 409 1,624
Exact Sciences Corp. * 5,568 689,485
Exelixis, Inc. * 11,889 243,487
Exicure, Inc. * 2,007 3,010
Fate Therapeutics, Inc. * 2,398 106,471
Fennec Pharmaceuticals,
Inc. * 720 5,443
FibroGen, Inc. * 3,345 128,381
Five Prime Therapeutics, Inc. * 855 3,899
Flexion Therapeutics, Inc. * 1,467 17,589
Forma Therapeutics Holdings,
Inc. * 859 37,040
Fortress Biotech, Inc. * 1,684 3,705
Frequency Therapeutics, Inc. * 1,221 26,715
G1 Therapeutics, Inc. * 1,372 15,078
Galectin Therapeutics,
Inc. *(d) 1,037 2,634
Galera Therapeutics, Inc. * 322 2,637
Genprex, Inc. * 909 2,954
Geron Corp. *(d) 8,388 14,595
Gilead Sciences, Inc. 47,711 2,774,395
Global Blood Therapeutics,
Inc. * 2,311 122,206
GlycoMimetics, Inc. * 1,238 3,466
Gossamer Bio, Inc. * 1,919 15,928
Gritstone Oncology, Inc. * 1,359 3,710
Halozyme Therapeutics, Inc. * 5,296 148,288
Harpoon Therapeutics, Inc. * 334 4,833
Heron Therapeutics, Inc. * 3,415 55,699
Common Stocks
Shares Value ($)
Biotechnology
Homology Medicines, Inc. * 1,286 13,593
Hookipa Pharma, Inc. * 635 5,969
iBio, Inc. * 1,285 2,236
Ideaya Biosciences, Inc. * 389 4,734
IGM Biosciences, Inc. * 292 15,415
Immunic, Inc. * 138 2,186
ImmunoGen, Inc. * 6,874 38,769
Immunome, Inc. * 17,555 200,127
Immunovant, Inc. * 1,611 70,272
Incyte Corp. * 7,024 608,559
Inovio Pharmaceuticals,
Inc. *(d) 5,454 53,722
Insmed, Inc. * 3,854 126,951
Intellia Therapeutics, Inc. * 1,808 43,284
Intercept Pharmaceuticals,
Inc. * 999 27,762
Invitae Corp. *(d) 4,229 165,819
Ionis Pharmaceuticals, Inc. * 4,317 202,683
Iovance Biotherapeutics, Inc. * 5,192 185,251
Ironwood Pharmaceuticals,
Inc. * 6,060 59,873
IVERIC bio, Inc. * 1,532 9,069
Jounce Therapeutics, Inc. * 510 4,243
Kadmon Holdings, Inc. * 6,501 22,103
KalVista Pharmaceuticals,
Inc. * 570 9,810
Karuna Therapeutics, Inc. * 624 50,663
Karyopharm Therapeutics,
Inc. * 3,535 52,389
Keros Therapeutics, Inc. * 218 12,121
Kezar Life Sciences, Inc. * 892 4,567
Kindred Biosciences, Inc. * 1,508 5,263
Kiniksa Pharmaceuticals Ltd.,
Class A * 847 13,264
Kodiak Sciences, Inc. * 1,132 102,797
Krystal Biotech, Inc. * 482 20,721
Kura Oncology, Inc. * 2,006 62,687
La Jolla Pharmaceutical
Co. *(d) 631 2,145
Lexicon Pharmaceuticals,
Inc. *(d) 2,105 2,337
Ligand Pharmaceuticals,
Inc. *(d) 564 46,502
LogicBio Therapeutics, Inc. * 355 1,960
MacroGenics, Inc. * 1,966 38,160
Madrigal Pharmaceuticals,
Inc. * 346 44,028
Magenta Therapeutics, Inc. * 855 5,395
MannKind Corp. * 10,533 21,171
Marker Therapeutics, Inc. *(d) 976 1,327
MediciNova, Inc. *(d) 1,570 8,776
MEI Pharma, Inc. * 4,875 12,675
MeiraGTx Holdings plc * 852 10,889
Mersana Therapeutics, Inc. * 1,632 29,409
Metacrine, Inc. * 2,579 23,469
Minerva Neurosciences, Inc. * 1,434 4,603
Mirati Therapeutics, Inc. * 1,553 337,218
Mirum Pharmaceuticals, Inc. * 190 2,992
Moderna, Inc. * 11,058 746,083
Molecular Templates, Inc. * 1,108 9,795

20 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Biotechnology
Morphic Holding, Inc. * 435 11,706
Mustang Bio, Inc. * 912 2,430
Myriad Genetics, Inc. * 2,863 35,587
NantKwest, Inc. *(d) 886 6,654
Natera, Inc. * 2,718 182,813
Neoleukin Therapeutics, Inc. * 1,004 10,532
Neubase Therapeutics, Inc. * 573 4,489
NeuroBo Pharmaceuticals,
Inc. *(d) 97 487
Neurocrine Biosciences, Inc. * 3,204 316,139
NextCure, Inc. * 681 6,578
Novavax, Inc. *(d) 2,454 198,062
Nymox Pharmaceutical
Corp. *(d) 1,194 2,292
Oncocyte Corp. * 1,463 2,165
Oncorus, Inc. * 10,376 172,345
OPKO Health, Inc. *(d) 14,725 51,832
Organogenesis Holdings,
Inc. * 755 2,756
Orgenesis, Inc. * 604 2,736
ORIC Pharmaceuticals,
Inc. *(d) 367 7,890
Ovid therapeutics, Inc. * 1,328 6,786
Oyster Point Pharma, Inc. * 167 3,312
Pandion Therapeutics, Inc. * 595 7,027
Passage Bio, Inc. * 627 10,540
PDL BioPharma, Inc. * 5,114 10,995
PhaseBio Pharmaceuticals,
Inc. *(d) 409 1,117
Pieris Pharmaceuticals, Inc. * 1,484 3,725
PMV Pharmaceuticals, Inc. * 3,613 126,636
Precigen, Inc. *(d) 2,896 12,424
Precision BioSciences, Inc. * 1,538 9,705
Prelude Therapeutics, Inc. * 3,474 122,389
Prevail Therapeutics, Inc. * 447 4,376
Protagonist Therapeutics,
Inc. * 994 18,836
Protara Therapeutics, Inc. * 65 1,166
Prothena Corp. plc * 1,457 15,896
PTC Therapeutics, Inc. * 2,449 127,813
Puma Biotechnology, Inc. * 1,113 9,316
Radius Health, Inc. * 1,831 24,554
RAPT Therapeutics, Inc. * 392 11,266
Regeneron Pharmaceuticals,
Inc. * 3,686 2,003,562
REGENXBIO, Inc. * 1,356 38,999
Relay Therapeutics, Inc. * 1,374 50,756
Replimune Group, Inc. * 793 33,155
Retrophin, Inc. * 1,607 32,526
REVOLUTION Medicines,
Inc. * 1,104 33,330
Rhythm Pharmaceuticals,
Inc. * 1,319 27,923
Rigel Pharmaceuticals, Inc. * 7,017 17,402
Rocket Pharmaceuticals, Inc. * 1,354 37,831
Rubius Therapeutics, Inc. * 1,574 6,658
Sage Therapeutics, Inc. * 2,056 150,869
Sangamo Therapeutics, Inc. * 4,755 49,167
Sarepta Therapeutics, Inc. * 2,937 399,168
Savara, Inc. * 1,633 1,698
Common Stocks
Shares Value ($)
Biotechnology
Scholar Rock Holding Corp. * 955 37,149
Seagen, Inc. * 4,803 801,140
Selecta Biosciences, Inc. *(d) 1,953 5,781
Seres Therapeutics, Inc. * 1,413 39,409
Soleno Therapeutics, Inc. *(d) 1,028 1,789
Solid Biosciences, Inc. *(d) 903 2,953
Sorrento Therapeutics,
Inc. *(d) 6,830 47,400
Spectrum Pharmaceuticals,
Inc. * 4,860 16,670
Spero Therapeutics, Inc. * 519 6,804
SpringWorks Therapeutics,
Inc. * 911 52,829
Spruce Biosciences, Inc. * 14,447 316,245
Stoke Therapeutics, Inc. * 561 21,537
Sutro Biopharma, Inc. * 597 7,677
Syndax Pharmaceuticals,
Inc. * 1,260 21,937
Syros Pharmaceuticals, Inc. * 1,852 12,353
Tarsus Pharmaceuticals, Inc. * 3,811 77,897
Taysha Gene Therapies,
Inc. *(d) 6,459 134,347
TCR2 Therapeutics, Inc. * 553 10,877
TG Therapeutics, Inc. * 3,710 93,752
Translate Bio, Inc. * 2,278 29,227
Turning Point Therapeutics,
Inc. * 1,094 100,856
Twist Bioscience Corp. * 1,173 89,899
Tyme Technologies, Inc. * 2,198 1,908
Ultragenyx Pharmaceutical,
Inc. * 2,194 220,497
United Therapeutics Corp. * 1,724 231,413
UNITY Biotechnology, Inc. *(d) 1,523 5,894
UroGen Pharma Ltd. *(d) 816 18,376
Vanda Pharmaceuticals, Inc. * 2,083 22,267
Vaxart, Inc. * 854 4,202
Vaxcyte, Inc. *(d) 852 31,839
VBI Vaccines, Inc. *(d) 5,420 12,737
Veracyte, Inc. * 2,030 70,360
Verastem, Inc. *(d) 5,403 6,484
Vericel Corp. * 1,784 33,058
Vertex Pharmaceuticals, Inc. * 10,082 2,100,686
Viela Bio, Inc. * 893 28,496
Viking Therapeutics, Inc. * 2,718 15,302
Vir Biotechnology, Inc. * 1,800 56,592
Voyager Therapeutics, Inc. * 1,077 11,448
vTv Therapeutics, Inc.,
Class A * 401 682
X4 Pharmaceuticals, Inc. * 536 3,077
XBiotech, Inc. *(d) 515 8,812
Xencor, Inc. * 2,206 84,666
XOMA Corp. * 198 4,912
Y-mAbs Therapeutics, Inc. * 1,177 50,305
Zentalis Pharmaceuticals,
Inc. * 374 14,807
ZIOPHARM Oncology,
Inc. *(d) 8,392 17,539
35,490,509

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 21
Common Stocks
Shares Value ($)
Building Products 0.3%
A O Smith Corp. 5,194 268,478
AAON, Inc. 1,670 97,545
Advanced Drainage Systems,
Inc. 2,006 127,241
Allegion plc 3,355 330,467
Alpha Pro Tech Ltd. *(d) 354 5,023
American Woodmark Corp. * 657 54,275
Apogee Enterprises, Inc. 1,091 26,064
Armstrong World Industries,
Inc. 1,883 112,792
AZEK Co., Inc. (The) * 1,136 37,988
Builders FirstSource, Inc. * 4,580 138,774
Caesarstone Ltd. 989 9,544
Carrier Global Corp. 32,435 1,083,005
Cornerstone Building Brands,
Inc. * 1,468 11,260
CSW Industrials, Inc. 587 50,206
Fortune Brands Home &
Security, Inc. 5,238 423,597
Gibraltar Industries, Inc. * 1,270 72,961
Griffon Corp. 1,484 31,817
Insteel Industries, Inc. 811 17,647
JELD-WEN Holding, Inc. * 2,685 56,465
Johnson Controls International
plc 27,947 1,179,643
Lennox International, Inc. 1,276 346,638
Masco Corp. 9,732 521,635
Masonite International Corp. * 913 80,344
Owens Corning 4,241 277,658
Patrick Industries, Inc. 855 47,666
PGT Innovations, Inc. * 2,276 37,736
Quanex Building Products
Corp. 1,364 24,825
Resideo Technologies, Inc. * 5,158 51,993
Simpson Manufacturing Co.,
Inc. 1,294 114,804
Trane Technologies plc 9,265 1,229,929
Trex Co., Inc. * 4,514 313,904
UFP Industries, Inc. 1,762 87,941
7,269,865
Capital Markets 1.3%
Affiliated Managers Group,
Inc. 1,404 105,819
Ameriprise Financial, Inc. 4,587 737,727
Apollo Global Management,
Inc. 6,981 257,320
Ares Management Corp. 5,241 221,694
Artisan Partners Asset
Management, Inc., Class A 2,365 94,742
Assetmark Financial Holdings,
Inc. * 1,688 35,701
Associated Capital Group,
Inc., Class A 184 5,906
B. Riley Financial, Inc. 813 21,333
Bank of New York Mellon
Corp. (The) 31,833 1,093,782
BGC Partners, Inc., Class A 12,747 37,604
Blucora, Inc. * 2,063 20,527
Common Stocks
Shares Value ($)
Capital Markets
Brightsphere Investment
Group, Inc. 2,654 36,625
Carlyle Group, Inc. (The) 4,908 122,307
Cboe Global Markets, Inc. 4,461 362,635
Charles Schwab Corp. (The) 55,231 2,270,546
CME Group, Inc. 13,733 2,069,838
Cohen & Steers, Inc. 1,510 85,028
Cowen, Inc., Class A 1,117 23,971
Diamond Hill Investment
Group, Inc. 145 19,856
Donnelley Financial Solutions,
Inc. * 1,371 17,316
Eaton Vance Corp. 4,145 247,830
Evercore, Inc., Class A 1,688 134,264
FactSet Research Systems,
Inc. 1,596 489,174
Federated Hermes, Inc.,
Class B 4,215 100,738
Focus Financial Partners, Inc.,
Class A * 1,262 46,076
Franklin Resources, Inc. 11,313 212,119
GAMCO Investors, Inc.,
Class A 215 2,644
Goldman Sachs Group, Inc.
(The) 12,994 2,456,386
Greenhill & Co., Inc. 736 9,516
Hamilton Lane, Inc., Class A 1,409 98,207
Houlihan Lokey, Inc. 2,411 151,170
Interactive Brokers Group,
Inc., Class A 2,917 138,762
Intercontinental Exchange,
Inc. 21,376 2,017,894
Invesco Ltd. 15,711 205,971
KKR & Co., Inc. 19,927 680,507
Lazard Ltd., Class A 3,342 112,525
LPL Financial Holdings, Inc. 3,242 259,133
MarketAxess Holdings, Inc. 1,486 800,731
Moelis & Co., Class A 2,294 85,337
Moody's Corp. 6,541 1,719,629
Morgan Stanley 48,241 2,322,804
Morningstar, Inc. 1,195 227,504
MSCI, Inc. 3,167 1,107,943
Nasdaq, Inc. 5,245 634,593
Northern Trust Corp. 7,873 616,220
Oppenheimer Holdings, Inc.,
Class A 673 16,865
Piper Sandler Cos. 789 65,842
PJT Partners, Inc., Class A 1,010 68,337
Pzena Investment
Management, Inc., Class A 647 3,358
Raymond James Financial,
Inc. 5,433 415,299
S&P Global, Inc. 9,573 3,089,494
Safeguard Scientifics, Inc. 621 3,614
Sculptor Capital Management,
Inc. 803 8,705
SEI Investments Co. 5,427 266,737
Siebert Financial Corp. * 348 1,249

22 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Capital Markets
Silvercrest Asset Management
Group, Inc., Class A 791 8,930
State Street Corp. 13,725 808,403
Stifel Financial Corp. 3,468 202,739
StoneX Group, Inc. * 670 35,497
T. Rowe Price Group, Inc. 9,316 1,179,965
Tradeweb Markets, Inc.,
Class A 3,379 184,088
Value Line, Inc. 36 983
Virtu Financial, Inc., Class A 2,456 52,509
Virtus Investment Partners,
Inc. 346 55,204
Waddell & Reed Financial,
Inc., Class A 2,730 41,906
Westwood Holdings Group,
Inc. 386 3,729
WisdomTree Investments, Inc. 7,541 27,449
29,058,856
Chemicals 1.0%
Advanced Emissions
Solutions, Inc. (d) 425 1,891
AdvanSix, Inc. * 1,183 18,005
AgroFresh Solutions, Inc. * 1,028 2,118
Air Products & Chemicals, Inc. 8,390 2,317,654
Albemarle Corp. 3,901 363,612
American Vanguard Corp. 1,261 16,292
Amyris, Inc. * 2,141 5,353
Ashland Global Holdings, Inc. 2,215 154,541
Avient Corp. 3,589 111,510
Axalta Coating Systems Ltd. * 8,324 209,016
Balchem Corp. 1,257 125,637
Cabot Corp. 2,330 88,563
Celanese Corp. 4,074 462,440
CF Industries Holdings, Inc. 7,123 196,666
Chase Corp. 305 29,024
Chemours Co. (The) 6,636 133,649
Corteva, Inc. 29,010 956,750
Dow, Inc. 27,899 1,269,126
DuPont de Nemours, Inc. 28,019 1,593,721
Eastman Chemical Co. 5,351 432,575
Ecolab, Inc. 9,451 1,735,109
Element Solutions, Inc. * 9,083 106,453
Ferro Corp. * 1,430 18,390
FMC Corp. 4,642 476,919
FutureFuel Corp. 1,141 13,566
GCP Applied Technologies,
Inc. * 2,026 44,187
Hawkins, Inc. 402 18,777
HB Fuller Co. 1,978 89,505
Huntsman Corp. 8,053 195,607
Ingevity Corp. * 1,293 70,960
Innospec, Inc. 966 63,891
International Flavors &
Fragrances, Inc. (d) 4,027 413,412
Intrepid Potash, Inc. * 402 4,012
Koppers Holdings, Inc. * 846 18,976
Kraton Corp. * 1,306 36,960
Kronos Worldwide, Inc. 979 13,040
Linde plc 19,600 4,318,664
Common Stocks
Shares Value ($)
Chemicals
Livent Corp. * 5,987 64,360
LyondellBasell Industries NV,
Class A 9,732 666,155
Marrone Bio Innovations,
Inc. *(d) 1,782 1,960
Minerals Technologies, Inc. 784 42,877
Mosaic Co. (The) 12,422 229,807
NewMarket Corp. 189 67,603
Olin Corp. 5,853 96,867
Orion Engineered Carbons SA 452 6,631
PPG Industries, Inc. 9,111 1,181,879
PQ Group Holdings, Inc. * 1,649 19,062
Quaker Chemical Corp. 497 94,823
Rayonier Advanced Materials,
Inc. * 2,486 8,527
RPM International, Inc. 5,102 431,986
Scotts Miracle-Gro Co. (The) 1,586 237,979
Sensient Technologies Corp. 1,714 112,147
Sherwin-Williams Co. (The) 3,127 2,151,313
Stepan Co. 832 96,878
Trecora Resources * 716 4,239
Tredegar Corp. 1,091 15,907
Trinseo SA 1,361 43,307
Tronox Holdings plc, Class A 3,053 29,828
Valvoline, Inc. 7,211 141,840
W R Grace & Co. 1,646 71,585
Westlake Chemical Corp. 1,406 95,074
22,039,205
Commercial Services & Supplies 0.3%
ABM Industries, Inc. 2,526 87,703
ACCO Brands Corp. 3,384 17,834
ADT, Inc. 1,417 9,338
Brady Corp., Class A 1,029 38,814
BrightView Holdings, Inc. * 1,246 15,239
Brink's Co. (The) 1,980 84,803
Casella Waste Systems, Inc.,
Class A * 1,741 93,997
CECO Environmental Corp. * 1,380 9,770
Cimpress plc * 711 52,187
Cintas Corp. 3,321 1,044,621
Clean Harbors, Inc. * 2,050 108,588
CompX International, Inc. 68 860
Copart, Inc. * 7,465 823,837
Covanta Holding Corp. 4,860 44,129
Deluxe Corp. 850 18,224
Ennis, Inc. 1,036 15,789
Harsco Corp. * 2,930 37,797
Healthcare Services Group,
Inc. 3,041 69,578
Heritage-Crystal Clean, Inc. * 669 11,025
Herman Miller, Inc. 2,250 68,557
HNI Corp. 1,776 57,809
IAA, Inc. * 5,380 304,454
Interface, Inc. 2,340 14,344
KAR Auction Services, Inc. 3,856 56,143
Kimball International, Inc.,
Class B 1,487 15,316
Knoll, Inc. 2,042 23,401

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 23
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Matthews International Corp.,
Class A 1,242 27,113
McGrath RentCorp 1,000 57,080
MSA Safety, Inc. 1,430 188,646
NL Industries, Inc. 307 1,271
Pitney Bowes, Inc. 6,522 34,632
Quad/Graphics, Inc. 1,470 3,337
Republic Services, Inc. 7,286 642,407
Rollins, Inc. 5,775 334,084
SP Plus Corp. * 951 17,527
Steelcase, Inc., Class A 3,550 37,062
Stericycle, Inc. * 3,696 230,261
Team, Inc. * 1,229 6,587
Tetra Tech, Inc. 2,112 213,122
UniFirst Corp. 583 95,501
US Ecology, Inc. 1,155 35,251
Viad Corp. 851 17,020
VSE Corp. 418 12,105
Waste Management, Inc. 16,073 1,734,437
6,811,600
Communications Equipment 0.4%
Acacia Communications, Inc. * 1,543 104,523
ADTRAN, Inc. 1,916 20,482
Applied Optoelectronics,
Inc. *(d) 628 5,514
Arista Networks, Inc. * 2,191 457,700
CalAmp Corp. * 1,336 9,459
Calix, Inc. * 2,068 48,412
Cambium Networks Corp. * 150 3,456
Casa Systems, Inc. * 982 4,095
Ciena Corp. * 5,125 201,874
Cisco Systems, Inc. 161,174 5,786,147
Clearfield, Inc. * 364 7,618
CommScope Holding Co.,
Inc. * 7,814 69,544
Comtech Telecommunications
Corp. 1,049 15,106
Digi International, Inc. * 1,215 17,897
DZS, Inc. * 348 3,964
EchoStar Corp., Class A * 1,124 26,032
Extreme Networks, Inc. * 4,884 19,829
F5 Networks, Inc. * 2,352 312,675
Genasys, Inc. * 1,086 6,538
Harmonic, Inc. * 3,619 21,497
Infinera Corp. * 6,334 39,651
Inseego Corp. *(d) 2,627 22,855
InterDigital, Inc. 1,287 72,046
Juniper Networks, Inc. 12,938 255,137
KVH Industries, Inc. * 490 4,258
Lumentum Holdings, Inc. * 2,914 240,959
Motorola Solutions, Inc. 6,372 1,007,158
NETGEAR, Inc. * 1,228 37,847
NetScout Systems, Inc. * 2,668 54,747
PCTEL, Inc. * 585 2,983
Plantronics, Inc. 1,366 26,664
Resonant, Inc. *(d) 1,523 3,488
Ribbon Communications, Inc. * 3,028 13,051
Ubiquiti, Inc. 333 61,808
ViaSat, Inc. * 2,259 76,580
Common Stocks
Shares Value ($)
Communications Equipment
Viavi Solutions, Inc. * 9,090 112,261
9,173,855
Construction & Engineering 0.1%
AECOM * 5,973 267,829
Aegion Corp. * 1,328 18,738
Ameresco, Inc., Class A * 997 38,275
API Group Corp. Reg. S *(a) 5,748 82,714
Arcosa, Inc. 1,984 91,601
Argan, Inc. 619 25,497
Comfort Systems USA, Inc. 1,336 61,189
Concrete Pumping Holdings,
Inc. * 859 2,774
Construction Partners, Inc.,
Class A * 848 17,282
Dycom Industries, Inc. * 816 52,991
EMCOR Group, Inc. 1,599 109,036
Fluor Corp. 5,419 61,506
Granite Construction, Inc. 553 10,678
Great Lakes Dredge & Dock
Corp. * 2,614 27,003
HC2 Holdings, Inc. *(d) 1,401 3,012
IES Holdings, Inc. * 266 8,491
Jacobs Engineering Group,
Inc. 4,977 472,815
MasTec, Inc. * 2,266 112,484
MYR Group, Inc. * 563 24,068
Northwest Pipe Co. * 346 9,273
NV5 Global, Inc. * 434 24,339
Primoris Services Corp. 1,840 34,721
Quanta Services, Inc. 5,338 333,251
Sterling Construction Co.,
Inc. * 1,190 17,493
Tutor Perini Corp. * 1,640 22,156
Valmont Industries, Inc. 802 113,844
WillScot Mobile Mini Holdings
Corp. * 7,162 133,070
2,176,130
Construction Materials 0.1%
Eagle Materials, Inc. 1,372 116,963
Forterra, Inc. * 626 8,170
Martin Marietta Materials, Inc. 2,375 632,581
Summit Materials, Inc.,
Class A * 4,885 86,416
United States Lime &
Minerals, Inc. 69 6,396
US Concrete, Inc. * 702 23,840
Vulcan Materials Co. 5,130 743,029
1,617,395
Consumer Finance 0.3%
Ally Financial, Inc. 15,613 416,555
American Express Co. 25,770 2,351,255
Atlanticus Holdings Corp. * 151 1,729
Capital One Financial Corp. 17,528 1,280,946
Credit Acceptance Corp. * 407 121,335
Curo Group Holdings Corp. 623 4,666
Discover Financial Services 11,639 756,651
Encore Capital Group, Inc. * 1,259 40,200

24 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Consumer Finance
Enova International, Inc. * 1,287 19,755
EZCORP, Inc., Class A * 2,054 9,161
FirstCash, Inc. 1,725 89,769
Green Dot Corp., Class A * 1,965 104,774
LendingClub Corp. * 2,907 13,576
LendingTree, Inc. * 324 104,843
Navient Corp. 8,327 66,699
Nelnet, Inc., Class A 293 17,885
OneMain Holdings, Inc. 2,799 97,657
Oportun Financial Corp. * 661 8,791
PRA Group, Inc. * 1,864 63,618
Regional Management Corp. * 422 8,575
Santander Consumer USA
Holdings, Inc. 3,197 65,027
SLM Corp. 15,134 139,082
Synchrony Financial 23,115 578,337
World Acceptance Corp. * 219 18,394
6,379,280
Containers & Packaging 0.2%
Amcor plc 58,350 608,591
AptarGroup, Inc. 2,104 240,045
Ardagh Group SA 852 14,041
Avery Dennison Corp. 3,173 439,111
Ball Corp. 12,264 1,091,496
Berry Global Group, Inc. * 4,746 221,306
Crown Holdings, Inc. * 4,606 395,195
Graphic Packaging Holding
Co. 10,666 141,751
Greif, Inc., Class A 1,152 47,571
International Paper Co. 15,521 679,044
Myers Industries, Inc. 1,532 21,969
O-I Glass, Inc. 4,436 41,831
Packaging Corp. of America 3,595 411,592
Ranpak Holdings Corp. * 489 4,171
Sealed Air Corp. 6,187 244,943
Silgan Holdings, Inc. 3,151 108,552
Sonoco Products Co. 4,028 196,929
UFP Technologies, Inc. * 310 11,489
Westrock Co. 10,033 376,739
5,296,366
Distributors 0.1%
Core-Mark Holding Co., Inc. 1,004 27,459
Funko, Inc., Class A * 859 5,446
Genuine Parts Co. 5,528 499,897
Greenlane Holdings, Inc.,
Class A * 288 700
LKQ Corp. * 10,738 343,509
Pool Corp. 1,530 535,240
Weyco Group, Inc. 197 3,120
1,415,371
Diversified Consumer Services 0.1%
Adtalem Global Education,
Inc. * 702 16,455
American Public Education,
Inc. * 594 16,792
Aspen Group, Inc. * 651 6,106
Common Stocks
Shares Value ($)
Diversified Consumer Services
Bright Horizons Family
Solutions, Inc. * 2,115 334,276
Carriage Services, Inc. 750 19,357
Chegg, Inc. * 4,702 345,315
Collectors Universe, Inc. 289 15,875
Franchise Group, Inc. 906 20,766
frontdoor, Inc. * 3,392 134,391
Graham Holdings Co., Class B 169 64,277
Grand Canyon Education,
Inc. * 1,841 144,279
H&R Block, Inc. 7,916 136,630
Houghton Mifflin Harcourt
Co. * 4,050 10,571
K12, Inc. * 1,578 37,667
Laureate Education, Inc.,
Class A * 4,407 57,291
OneSpaWorld Holdings Ltd. 1,808 11,228
Perdoceo Education Corp. * 2,742 30,957
Regis Corp. * 1,063 5,889
Service Corp. International 6,512 301,571
Strategic Education, Inc. 867 72,013
Terminix Global Holdings,
Inc. * 5,117 240,960
Universal Technical Institute,
Inc. * 982 4,507
Vivint Smart Home, Inc. * 2,848 44,286
WW International, Inc. * 1,887 39,929
2,111,388
Diversified Financial Services 0.7%
Alerus Financial Corp. 506 10,884
Banco Latinoamericano de
Comercio Exterior SA,
Class E 1,267 16,205
Berkshire Hathaway, Inc.,
Class B * 72,556 14,649,057
Cannae Holdings, Inc. * 3,219 119,039
Equitable Holdings, Inc. 18,597 399,650
GWG Holdings, Inc. * 120 900
Jefferies Financial Group, Inc. 7,069 137,916
Marlin Business Services
Corp. 274 2,000
Morgan Group Holding Co. * 1 6
SWK Holdings Corp. * 143 2,066
Voya Financial, Inc. 7,484 358,708
15,696,431
Diversified Telecommunication Services 0.8%
Alaska Communications
Systems Group, Inc. 1,852 3,537
Anterix, Inc. * 536 17,109
AT&T, Inc. 270,306 7,303,668
ATN International, Inc. 458 20,473
Bandwidth, Inc., Class A * 756 121,228
CenturyLink, Inc. 40,868 352,282
Cincinnati Bell, Inc. * 1,564 23,538
Cogent Communications
Holdings, Inc. 1,623 90,563
Consolidated Communications
Holdings, Inc. * 3,004 14,029

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 25
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
GCI Liberty, Inc., Class A * 3,942 320,209
IDT Corp., Class B * 464 4,422
Iridium Communications, Inc. * 4,811 127,058
Liberty Latin America Ltd.,
Class A * 4,832 47,124
Ooma, Inc. * 633 8,932
ORBCOMM, Inc. * 3,071 13,205
Verizon Communications, Inc. 157,604 8,981,852
Vonage Holdings Corp. * 9,479 100,288
17,549,517
Electric Utilities 1.0%
ALLETE, Inc. 2,044 105,430
Alliant Energy Corp. 9,894 546,940
American Electric Power Co.,
Inc. 19,189 1,725,667
Avangrid, Inc. 2,272 112,100
Duke Energy Corp. 28,002 2,579,264
Edison International 13,357 748,526
Entergy Corp. 7,329 741,841
Evergy, Inc. 8,344 460,589
Eversource Energy 13,047 1,138,612
Exelon Corp. 37,772 1,506,725
FirstEnergy Corp. 20,504 609,379
Genie Energy Ltd., Class B 399 3,308
Hawaiian Electric Industries,
Inc. 3,143 103,845
IDACORP, Inc. 1,071 93,959
MGE Energy, Inc. 1,394 90,638
NextEra Energy, Inc. 74,164 5,429,546
NRG Energy, Inc. 7,754 245,181
OGE Energy Corp. 7,844 241,360
Otter Tail Corp. 1,637 62,779
PG&E Corp. * 49,175 470,113
Pinnacle West Capital Corp. 4,499 366,983
PNM Resources, Inc. 3,149 157,450
Portland General Electric Co. 2,648 104,066
PPL Corp. 28,333 779,158
Southern Co. (The) 40,399 2,320,923
Spark Energy, Inc., Class A 425 3,876
Xcel Energy, Inc. 20,051 1,404,172
22,152,430
Electrical Equipment 0.4%
Acuity Brands, Inc. 1,165 103,848
Allied Motion Technologies,
Inc. 335 12,656
American Superconductor
Corp. * 669 9,306
AMETEK, Inc. 8,729 857,188
Array Technologies, Inc. * 5,819 214,430
Atkore International Group,
Inc. * 1,876 38,814
AZZ, Inc. 1,061 35,639
Bloom Energy Corp., Class A * 3,303 41,750
Eaton Corp. plc 15,710 1,630,541
Emerson Electric Co. 21,855 1,415,986
Encore Wire Corp. 805 37,199
EnerSys 1,654 118,426
FuelCell Energy, Inc. *(d) 7,486 14,972
Common Stocks
Shares Value ($)
Electrical Equipment
Generac Holdings, Inc. * 2,394 503,099
GrafTech International Ltd. 2,770 18,698
Hubbell, Inc. 1,830 266,283
LSI Industries, Inc. 898 6,142
nVent Electric plc 6,147 110,953
Orion Energy Systems, Inc. * 895 5,746
Plug Power, Inc. *(d) 13,182 184,548
Powell Industries, Inc. 395 9,334
Preformed Line Products Co. 99 5,448
Regal Beloit Corp. 1,611 158,925
Rockwell Automation, Inc. 4,473 1,060,638
Sensata Technologies Holding
plc * 6,134 268,117
Sunrun, Inc. * 5,599 291,260
Thermon Group Holdings,
Inc. * 1,395 14,076
TPI Composites, Inc. * 1,231 40,771
Ultralife Corp. * 265 1,367
Vertiv Holdings Co. * 8,140 143,671
Vicor Corp. * 727 56,706
7,676,537
Electronic Equipment, Instruments & Components 0.4%
Akoustis Technologies,
Inc. *(d) 934 7,743
Amphenol Corp., Class A 11,092 1,251,621
Arlo Technologies, Inc. * 3,073 13,706
Arrow Electronics, Inc. * 2,536 197,529
Avnet, Inc. 3,856 95,128
Badger Meter, Inc. 1,123 82,361
Bel Fuse, Inc., Class B 317 3,712
Belden, Inc. 1,783 55,059
Benchmark Electronics, Inc. 1,503 31,307
CDW Corp. 5,399 661,917
Cognex Corp. 6,159 405,878
Coherent, Inc. * 940 117,632
Corning, Inc. 28,004 895,288
CTS Corp. 1,257 34,743
Daktronics, Inc. 1,212 4,727
Dolby Laboratories, Inc.,
Class A 2,444 183,496
ePlus, Inc. * 526 35,510
Fabrinet * 1,473 88,409
FARO Technologies, Inc. * 721 43,433
Fitbit, Inc., Class A * 9,644 67,894
FLIR Systems, Inc. 5,168 179,278
II-VI, Inc. * 3,571 162,373
Insight Enterprises, Inc. * 1,425 76,024
Intellicheck, Inc. * 529 3,830
IPG Photonics Corp. * 1,380 256,625
Iteris, Inc. * 1,259 4,746
Itron, Inc. * 1,261 85,685
Jabil, Inc. 5,805 192,378
Keysight Technologies, Inc. * 7,198 754,854
Kimball Electronics, Inc. * 1,014 12,290
Knowles Corp. * 3,615 51,514
Littelfuse, Inc. 908 179,730
Luna Innovations, Inc. * 970 6,121
Methode Electronics, Inc. 660 20,308
MTS Systems Corp. 765 18,574

26 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Napco Security Technologies,
Inc. * 501 12,084
National Instruments Corp. 4,048 126,621
nLight, Inc. * 1,396 29,651
Novanta, Inc. * 1,329 144,489
OSI Systems, Inc. * 350 27,006
PAR Technology Corp. * 654 24,178
PC Connection, Inc. 472 21,500
Plexus Corp. * 1,147 79,762
Powerfleet, Inc. * 804 4,864
Research Frontiers, Inc. * 807 2,090
Rogers Corp. * 705 85,460
Sanmina Corp. * 2,545 62,200
ScanSource, Inc. * 1,017 20,442
SYNNEX Corp. 1,453 191,273
Trimble, Inc. * 9,452 454,925
TTM Technologies, Inc. * 1,708 20,274
Vishay Intertechnology, Inc. 5,383 87,312
Vishay Precision Group, Inc. * 488 11,658
Vontier Corp. * 4,562 131,112
Wrap Technologies, Inc. *(d) 411 2,125
Zebra Technologies Corp.,
Class A * 1,983 562,458
8,382,907
Energy Equipment & Services 0.1%
Archrock, Inc. 4,755 28,197
Aspen Aerogels, Inc. * 683 7,718
Baker Hughes Co. 22,947 338,927
Bristow Group, Inc. * 216 4,489
Cactus, Inc., Class A 1,928 32,776
ChampionX Corp. * 7,564 66,034
DMC Global, Inc. 605 21,520
Dril-Quip, Inc. * 1,436 37,192
Exterran Corp. * 1,218 5,152
Frank's International NV * 6,068 10,619
Halliburton Co. 32,953 397,413
Helix Energy Solutions Group,
Inc. * 6,014 14,915
Helmerich & Payne, Inc. 4,212 62,632
Liberty Oilfield Services, Inc.,
Class A 2,620 17,502
Matrix Service Co. * 1,093 8,307
Nabors Industries Ltd. 51 1,449
National Energy Services
Reunited Corp. * 700 5,180
National Oilwell Varco, Inc. 10,776 90,518
Newpark Resources, Inc. * 3,424 2,449
NexTier Oilfield Solutions,
Inc. * 6,738 12,735
Oceaneering International,
Inc. * 4,203 17,148
Oil States International, Inc. * 2,307 5,744
Patterson-UTI Energy, Inc. 6,701 17,155
ProPetro Holding Corp. * 3,243 12,810
RPC, Inc. * 2,514 5,983
Schlumberger NV 51,954 776,193
SEACOR Holdings, Inc. * 799 24,473
Select Energy Services, Inc.,
Class A * 2,640 7,973
Common Stocks
Shares Value ($)
Energy Equipment & Services
Solaris Oilfield Infrastructure,
Inc., Class A 1,210 7,175
Tidewater, Inc. * 372 2,180
Transocean Ltd. *(d) 23,015 15,432
US Silica Holdings, Inc. 2,959 8,048
2,066,038
Entertainment 1.1%
Activision Blizzard, Inc. 28,741 2,176,556
AMC Entertainment Holdings,
Inc., Class A (d) 2,065 4,873
Cinemark Holdings, Inc. (d) 4,301 35,225
Electronic Arts, Inc. * 10,734 1,286,255
Eros STX Global Corp. *(d) 3,061 5,877
Gaia, Inc. * 360 3,650
Glu Mobile, Inc. * 4,977 35,635
IMAX Corp. * 2,016 23,245
Liberty Media Corp.-Liberty
Braves, Class C * 1,443 29,538
Liberty Media Corp.-Liberty
Formula One, Class A * 1,056 35,165
Liberty Media Corp-Liberty
Braves, Class A * 313 6,479
Liberty Media Corp-Liberty
Formula One, Class C * 7,849 283,584
Lions Gate Entertainment
Corp., Class A * 6,838 43,871
Live Nation Entertainment,
Inc. * 5,571 271,865
LiveXLive Media, Inc. *(d) 899 1,807
Madison Square Garden
Entertainment Corp. * 752 48,880
Madison Square Garden
Sports Corp., Class A * 756 107,080
Marcus Corp. (The) 878 6,436
Netflix, Inc. * 16,115 7,666,550
Roku, Inc. * 4,065 822,756
Spotify Technology SA * 4,948 1,186,976
Take-Two Interactive
Software, Inc. * 4,248 658,100
Walt Disney Co. (The) 68,458 8,300,533
World Wrestling
Entertainment, Inc., Class A 1,829 66,503
Zynga, Inc., Class A * 35,054 315,136
23,422,575
Equity Real Estate Investment Trusts (REITs) 1.8%
Acadia Realty Trust 3,248 30,304
Agree Realty Corp. 1,023 63,498
Alexander & Baldwin, Inc. 2,840 36,494
Alexander's, Inc. 84 20,428
Alexandria Real Estate
Equities, Inc. 4,794 726,387
Alpine Income Property Trust,
Inc. 247 3,446
American Assets Trust, Inc. 2,011 42,090
American Campus
Communities, Inc. 5,481 205,318
American Finance Trust, Inc. 4,370 25,193

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 27
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
American Homes 4 Rent,
Class A 10,144 286,771
American Tower Corp. 16,669 3,828,036
Americold Realty Trust 7,275 263,573
Apartment Investment &
Management Co., Class A 4,686 149,483
Apple Hospitality REIT, Inc. 8,322 82,388
Armada Hoffler Properties,
Inc. 2,210 19,912
AvalonBay Communities, Inc. 5,303 737,806
Bluerock Residential Growth
REIT, Inc. 967 8,374
Boston Properties, Inc. 5,784 418,819
Brandywine Realty Trust 6,880 60,269
Brixmor Property Group, Inc. 11,705 128,287
Brookfield Property REIT, Inc.,
Class A 1,896 27,966
BRT Apartments Corp. 281 3,498
Camden Property Trust 3,703 341,565
CareTrust REIT, Inc. 3,829 65,476
CatchMark Timber Trust, Inc.,
Class A 1,970 17,119
Chatham Lodging Trust 1,971 14,487
CIM Commercial Trust Corp. 725 5,800
City Office REIT, Inc. 1,812 11,452
Clipper Realty, Inc. 525 2,951
Colony Capital, Inc. 11,204 39,886
Columbia Property Trust, Inc. 4,619 48,869
Community Healthcare Trust,
Inc. 872 40,374
CoreCivic, Inc. 41 263
CorEnergy Infrastructure
Trust, Inc. 583 2,728
CorePoint Lodging, Inc. 1,628 7,782
CoreSite Realty Corp. 1,561 186,321
Corporate Office Properties
Trust 4,342 97,391
Cousins Properties, Inc. 4,613 117,539
Crown Castle International
Corp. 15,756 2,461,087
CubeSmart 7,661 259,938
CyrusOne, Inc. 4,196 298,126
DiamondRock Hospitality Co. 7,719 38,132
Digital Realty Trust, Inc. 10,118 1,460,027
Diversified Healthcare Trust 9,224 26,704
Douglas Emmett, Inc. 5,315 125,434
Duke Realty Corp. 13,464 511,497
Easterly Government
Properties, Inc. 3,042 63,578
EastGroup Properties, Inc. 1,512 201,217
Empire State Realty Trust,
Inc., Class A 5,125 27,573
EPR Properties 1,292 30,801
Equinix, Inc. 3,309 2,419,673
Equity Commonwealth 4,511 119,181
Equity LifeStyle Properties,
Inc. 6,780 401,308
Equity Residential 14,175 665,942
Essential Properties Realty
Trust, Inc. 3,698 61,091
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Essex Property Trust, Inc. 2,363 483,446
Extra Space Storage, Inc. 4,693 544,153
Farmland Partners, Inc. 872 5,616
Federal Realty Investment
Trust 2,954 203,176
First Industrial Realty Trust,
Inc. 4,924 196,024
Four Corners Property Trust,
Inc. 2,854 72,320
Franklin Street Properties
Corp. 4,367 18,341
Front Yard Residential Corp. 2,029 27,168
Gaming and Leisure
Properties, Inc. 7,666 278,659
GEO Group, Inc. (The) 4,309 38,178
Getty Realty Corp. 1,463 38,448
Gladstone Commercial Corp. 1,296 21,060
Gladstone Land Corp. 636 8,821
Global Medical REIT, Inc. 1,522 18,919
Global Net Lease, Inc. 3,654 51,996
Healthcare Realty Trust, Inc. 5,264 146,339
Healthcare Trust of America,
Inc., Class A 7,600 184,680
Healthpeak Properties, Inc. 21,417 577,617
Hersha Hospitality Trust 1,333 6,532
Highwoods Properties, Inc. 4,082 121,521
Host Hotels & Resorts, Inc. 27,571 288,944
Hudson Pacific Properties,
Inc. 3,866 74,459
Independence Realty Trust,
Inc. 3,756 45,635
Industrial Logistics Properties
Trust 2,563 49,158
Innovative Industrial
Properties, Inc. 612 71,378
Investors Real Estate Trust 464 31,278
Invitation Homes, Inc. 21,368 582,492
Iron Mountain, Inc. 9,726 253,460
iStar, Inc. 2,900 34,220
JBG SMITH Properties 4,000 93,400
Jernigan Capital, Inc. 764 13,210
Kilroy Realty Corp. 4,094 192,746
Kimco Realty Corp. 16,262 166,848
Kite Realty Group Trust 3,381 35,027
Lamar Advertising Co.,
Class A 3,442 213,266
Lexington Realty Trust 10,193 101,217
Life Storage, Inc. 1,830 208,895
LTC Properties, Inc. 1,521 50,208
Macerich Co. (The) 2,354 16,384
Mack-Cali Realty Corp. 366 4,022
Medical Properties Trust, Inc. 20,112 358,396
Mid-America Apartment
Communities, Inc. 4,508 525,768
Monmouth Real Estate
Investment Corp. 3,906 54,098
National Health Investors, Inc. 1,723 96,574
National Retail Properties, Inc. 5,684 181,945
National Storage Affiliates
Trust 2,511 85,098

28 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
New Senior Investment
Group, Inc. 3,445 13,470
NexPoint Residential Trust,
Inc. 249 11,036
Office Properties Income Trust 1,779 32,751
Omega Healthcare Investors,
Inc. 8,711 250,964
One Liberty Properties, Inc. 730 11,264
Outfront Media, Inc. 5,951 78,018
Paramount Group, Inc. 2,203 12,733
Park Hotels & Resorts, Inc. 9,681 96,132
Pebblebrook Hotel Trust 5,272 63,159
Physicians Realty Trust 7,785 131,255
Piedmont Office Realty Trust,
Inc., Class A 5,042 57,580
Plymouth Industrial REIT, Inc. 515 6,546
PotlatchDeltic Corp. 2,713 112,725
Preferred Apartment
Communities, Inc., Class A 1,972 10,649
Prologis, Inc. 27,810 2,758,752
PS Business Parks, Inc. 809 92,250
Public Storage 5,728 1,312,113
QTS Realty Trust, Inc.,
Class A 2,387 146,824
Rayonier, Inc. 4,064 103,144
Realty Income Corp. 13,036 754,263
Regency Centers Corp. 6,546 232,972
Retail Opportunity
Investments Corp. 4,577 44,534
Retail Properties of America,
Inc., Class A 8,083 42,355
Retail Value, Inc. 724 9,050
Rexford Industrial Realty, Inc. 4,520 209,999
RLJ Lodging Trust 6,855 56,074
RPT Realty 3,049 14,910
Ryman Hospitality Properties,
Inc. 2,011 80,138
Sabra Health Care REIT, Inc. 8,192 107,807
Safehold, Inc. 653 44,939
Saul Centers, Inc. 490 12,128
SBA Communications Corp. 4,151 1,205,326
Seritage Growth Properties,
Class A * 1,375 17,504
Service Properties Trust 6,563 47,319
Simon Property Group, Inc. 11,703 735,065
SITE Centers Corp. 5,935 40,417
SL Green Realty Corp. 2,318 99,234
Spirit Realty Capital, Inc. 4,129 124,076
STAG Industrial, Inc. 5,809 180,776
STORE Capital Corp. 7,993 205,420
Summit Hotel Properties, Inc. 3,292 17,382
Sun Communities, Inc. 3,491 480,466
Sunstone Hotel Investors, Inc. 8,828 65,504
Tanger Factory Outlet
Centers, Inc. 3,654 22,618
Taubman Centers, Inc. 2,268 75,797
Terreno Realty Corp. 2,662 149,817
UDR, Inc. 11,304 353,137
UMH Properties, Inc. 1,220 16,629
Uniti Group, Inc. 6,992 61,669
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Universal Health Realty
Income Trust 513 27,430
Urban Edge Properties 4,847 45,562
Urstadt Biddle Properties, Inc.,
Class A 1,300 12,363
Ventas, Inc. 14,143 558,224
VEREIT, Inc. 43,252 268,162
VICI Properties, Inc. 20,158 462,626
Vornado Realty Trust 6,848 210,439
Washington REIT 3,299 57,667
Weingarten Realty Investors 4,750 75,335
Welltower, Inc. 15,774 848,168
Weyerhaeuser Co. 29,086 793,757
Whitestone REIT 1,611 9,602
WP Carey, Inc. 6,781 424,558
Xenia Hotels & Resorts, Inc. 4,729 38,967
38,852,342
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 1,280 27,763
BJ's Wholesale Club Holdings,
Inc. * 5,302 203,014
Casey's General Stores, Inc. 1,227 206,835
Chefs' Warehouse, Inc. (The) * 996 13,466
Costco Wholesale Corp. 16,788 6,003,725
Grocery Outlet Holding Corp. * 2,689 118,370
HF Foods Group, Inc. *(d) 1,277 8,415
Ingles Markets, Inc., Class A 590 21,157
Kroger Co. (The) 28,960 932,802
Natural Grocers by Vitamin
Cottage, Inc. 296 3,149
Performance Food Group
Co. * 4,477 150,472
PriceSmart, Inc. 869 59,961
Rite Aid Corp. *(d) 2,200 20,108
SpartanNash Co. 1,396 25,700
Sprouts Farmers Market, Inc. * 4,594 87,516
Sysco Corp. 18,454 1,020,691
United Natural Foods, Inc. * 1,870 27,246
US Foods Holding Corp. * 7,837 163,793
Village Super Market, Inc.,
Class A 257 5,821
Walgreens Boots Alliance, Inc. 26,905 915,846
Walmart, Inc. 52,926 7,343,483
Weis Markets, Inc. 398 18,073
17,377,406
Food Products 0.6%
Alico, Inc. 168 4,852
Archer-Daniels-Midland Co. 21,125 976,820
B&G Foods, Inc. (d) 2,311 61,380
Beyond Meat, Inc. * 2,011 286,427
Bridgford Foods Corp. * 61 1,113
Bunge Ltd. 4,792 271,850
Calavo Growers, Inc. 675 45,313
Cal-Maine Foods, Inc. * 1,263 48,436
Campbell Soup Co. 6,461 301,535
Conagra Brands, Inc. 18,702 656,253
Darling Ingredients, Inc. * 6,357 273,351
Farmer Bros Co. * 726 2,519

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 29
Common Stocks
Shares Value ($)
Food Products
Flowers Foods, Inc. 7,816 184,301
Fresh Del Monte Produce, Inc. 1,205 25,944
Freshpet, Inc. * 1,574 180,223
General Mills, Inc. 22,869 1,352,015
Hain Celestial Group, Inc.
(The) * 3,327 102,305
Hershey Co. (The) 5,666 778,848
Hormel Foods Corp. 10,236 498,391
Hostess Brands, Inc. * 4,824 60,975
Ingredion, Inc. 2,639 187,079
J & J Snack Foods Corp. 618 83,782
J M Smucker Co. (The) 4,181 469,108
John B Sanfilippo & Son, Inc. 362 26,339
Kellogg Co. 9,431 593,116
Kraft Heinz Co. (The) 24,025 734,925
Lamb Weston Holdings, Inc. 5,448 345,676
Lancaster Colony Corp. 536 89,051
Landec Corp. * 801 7,698
Limoneira Co. 694 9,598
McCormick & Co., Inc.
(Non-Voting) 4,596 829,624
Mission Produce, Inc. * 9,650 127,283
Mondelez International, Inc.,
Class A 53,510 2,842,451
Pilgrim's Pride Corp. * 450 7,533
Post Holdings, Inc. * 1,831 157,283
Sanderson Farms, Inc. 750 95,978
Seaboard Corp. 2 6,890
Seneca Foods Corp., Class A * 205 7,554
Simply Good Foods Co.
(The) * 3,388 63,694
Tootsie Roll Industries, Inc. (d) 652 19,482
TreeHouse Foods, Inc. * 2,183 84,788
Tyson Foods, Inc., Class A 10,398 595,078
13,496,861
Gas Utilities 0.1%
Atmos Energy Corp. 4,452 408,115
Brookfield Infrastructure Corp.,
Class A (d) 1,337 72,826
Chesapeake Utilities Corp. 344 33,440
National Fuel Gas Co. 3,183 127,193
New Jersey Resources Corp. 2,474 72,191
Northwest Natural Holding Co. 1,200 53,328
ONE Gas, Inc. 2,072 143,051
RGC Resources, Inc. 245 5,831
South Jersey Industries, Inc. 3,714 71,569
Southwest Gas Holdings, Inc. 2,170 142,612
Spire, Inc. 1,487 83,332
UGI Corp. 8,212 265,576
1,479,064
Health Care Equipment & Supplies 2.2%
Abbott Laboratories 65,346 6,868,518
ABIOMED, Inc. * 1,599 402,756
Accelerate Diagnostics, Inc. * 1,186 11,172
Accuray, Inc. * 4,134 12,030
Align Technology, Inc. * 2,921 1,244,580
Alphatec Holdings, Inc. * 1,524 13,015
AngioDynamics, Inc. * 1,505 15,562
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Antares Pharma, Inc. * 5,713 15,597
Apyx Medical Corp. * 1,133 6,821
Aspira Women's Health,
Inc. *(d) 1,468 5,534
AtriCure, Inc. * 1,544 53,361
Atrion Corp. 19 11,422
Avanos Medical, Inc. * 1,981 70,028
Axogen, Inc. * 1,387 17,490
Axonics Modulation
Technologies, Inc. *(d) 1,116 52,329
Baxter International, Inc. 18,863 1,463,203
Becton Dickinson and Co. 10,324 2,386,186
Bellerophon Therapeutics,
Inc. * 75 632
Beyond Air, Inc. * 388 2,033
BioLife Solutions, Inc. * 243 6,977
BioSig Technologies, Inc. * 669 2,114
Boston Scientific Corp. * 54,016 1,851,128
Cantel Medical Corp. 1,041 49,801
Cardiovascular Systems, Inc. * 1,420 50,623
Cerus Corp. * 6,237 32,744
Chembio Diagnostics, Inc. * 582 2,759
Co-Diagnostics, Inc. *(d) 1,128 15,126
CONMED Corp. 1,034 80,621
Cooper Cos., Inc. (The) 1,843 588,009
CryoLife, Inc. * 1,455 24,386
CryoPort, Inc. * 1,292 51,861
Cutera, Inc. * 686 12,986
CytoSorbents Corp. * 1,497 11,452
Danaher Corp. 23,826 5,469,020
Dentsply Sirona, Inc. 8,545 403,239
DexCom, Inc. * 3,452 1,103,190
Edwards Lifesciences Corp. * 23,393 1,677,044
Electromed, Inc. * 251 2,086
Envista Holdings Corp. * 6,234 164,702
FONAR Corp. * 200 3,928
GenMark Diagnostics, Inc. * 2,824 34,509
Glaukos Corp. * 1,649 92,212
Globus Medical, Inc., Class A * 2,950 153,754
Haemonetics Corp. * 1,971 199,248
Heska Corp. * 290 34,026
Hill-Rom Holdings, Inc. 2,591 235,962
Hologic, Inc. * 9,803 674,642
ICU Medical, Inc. * 632 112,363
IDEXX Laboratories, Inc. * 3,122 1,326,288
Inogen, Inc. * 737 21,528
Insulet Corp. * 2,529 562,070
Integer Holdings Corp. * 1,321 77,212
Integra LifeSciences Holdings
Corp. * 2,239 98,740
IntriCon Corp. * 295 3,688
Intuitive Surgical, Inc. * 4,384 2,924,479
Invacare Corp. 1,705 13,828
iRadimed Corp. * 168 3,805
iRhythm Technologies, Inc. * 957 202,358
Lantheus Holdings, Inc. * 2,796 30,365
LeMaitre Vascular, Inc. 699 22,704
LENSAR, Inc. * 411 4,011
LivaNova plc * 1,940 97,660
Masimo Corp. * 1,899 425,034

30 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 51,225 5,151,698
Meridian Bioscience, Inc. * 1,705 29,241
Merit Medical Systems, Inc. * 2,195 109,860
Mesa Laboratories, Inc. 54 14,116
Milestone Scientific, Inc. *(d) 1,487 2,290
Misonix, Inc. * 472 5,362
Natus Medical, Inc. * 1,288 23,454
Nemaura Medical, Inc. * 193 685
Neogen Corp. * 1,510 105,307
Nevro Corp. * 1,323 197,405
Novocure Ltd. * 3,799 463,858
NuVasive, Inc. * 2,031 90,237
OraSure Technologies, Inc. * 2,541 37,963
Orthofix Medical, Inc. * 734 22,945
OrthoPediatrics Corp. * 489 21,809
PAVmed, Inc. *(d) 1,277 2,286
Penumbra, Inc. * 1,259 328,637
Pulse Biosciences, Inc. * 453 5,486
Quidel Corp. * 1,406 377,216
Quotient Ltd. * 2,753 12,994
Repro-Med Systems, Inc. * 758 4,184
ResMed, Inc. 5,341 1,025,152
Retractable Technologies,
Inc. * 422 3,097
Rockwell Medical, Inc. * 2,031 1,731
SeaSpine Holdings Corp. * 881 11,242
Shockwave Medical, Inc. * 1,044 71,326
SI-BONE, Inc. * 1,073 22,501
Sientra, Inc. * 1,472 6,212
Silk Road Medical, Inc. * 885 53,631
Soliton, Inc. *(d) 233 1,668
STAAR Surgical Co. * 1,311 95,048
Stereotaxis, Inc. * 1,434 4,531
STERIS plc 3,259 577,462
Stryker Corp. 13,233 2,673,198
Surgalign Holdings, Inc. * 2,621 4,561
Surmodics, Inc. * 555 20,396
Tactile Systems Technology,
Inc. * 713 26,082
Tandem Diabetes Care, Inc. * 2,286 249,174
Tela Bio, Inc. * 202 3,062
Teleflex, Inc. 1,702 541,627
TransMedics Group, Inc. * 871 10,435
Utah Medical Products, Inc. 159 13,197
Vapotherm, Inc. * 676 20,246
Varex Imaging Corp. * 1,539 20,623
Varian Medical Systems, Inc. * 3,432 593,050
Venus Concept, Inc. * 684 1,443
ViewRay, Inc. *(d) 4,375 12,994
VolitionRX Ltd. *(d) 718 2,132
West Pharmaceutical
Services, Inc. 2,814 765,605
Wright Medical Group NV *(d) 5,048 154,418
Zimmer Biomet Holdings, Inc. 8,001 1,056,932
Zynex, Inc. * 743 9,518
46,665,878
Health Care Providers & Services 1.4%
1Life Healthcare, Inc. * 2,950 83,220
Acadia Healthcare Co., Inc. * 3,409 121,531
Common Stocks
Shares Value ($)
Health Care Providers & Services
AdaptHealth Corp. * 268 7,316
Addus HomeCare Corp. * 530 51,712
Amedisys, Inc. * 1,206 312,354
American Renal Associates
Holdings, Inc. * 510 5,860
AmerisourceBergen Corp. 5,491 527,520
AMN Healthcare Services,
Inc. * 1,398 91,262
Anthem, Inc. 9,574 2,611,787
Apollo Medical Holdings, Inc. * 296 5,109
Avalon GloboCare Corp. *(d) 512 573
BioTelemetry, Inc. * 717 30,530
Brookdale Senior Living, Inc. * 7,864 23,120
Cardinal Health, Inc. 11,584 530,431
Centene Corp. * 21,406 1,265,095
Chemed Corp. 605 289,384
Cigna Corp. 13,526 2,258,436
Community Health Systems,
Inc. * 2,720 16,973
CorVel Corp. * 372 33,934
Covetrus, Inc. * 3,771 93,106
Cross Country Healthcare,
Inc. * 1,596 12,529
CVS Health Corp. 49,186 2,758,843
DaVita, Inc. * 3,235 279,019
Encompass Health Corp. 3,863 236,841
Ensign Group, Inc. (The) 1,968 115,797
Enzo Biochem, Inc. * 1,302 2,370
Exagen, Inc. * 171 2,439
Five Star Senior Living, Inc. * 837 3,825
Fulgent Genetics, Inc. *(d) 291 9,466
Guardant Health, Inc. * 2,932 312,727
Hanger, Inc. * 1,593 27,830
HCA Healthcare, Inc. 10,014 1,241,135
HealthEquity, Inc. * 2,782 143,245
Henry Schein, Inc. * 4,985 316,946
Humana, Inc. 5,020 2,004,386
InfuSystem Holdings, Inc. * 493 6,074
Joint Corp. (The) * 618 11,581
Laboratory Corp. of America
Holdings * 3,558 710,782
LHC Group, Inc. * 1,185 256,612
Magellan Health, Inc. * 904 65,332
McKesson Corp. 6,225 918,125
MEDNAX, Inc. * 769 9,805
Molina Healthcare, Inc. * 2,186 407,623
National HealthCare Corp. 501 31,713
National Research Corp. 543 28,127
Oak Street Health, Inc. * 927 44,116
Ontrak, Inc. *(d) 279 17,086
Option Care Health, Inc. * 1,357 18,089
Owens & Minor, Inc. 2,245 56,394
Patterson Cos., Inc. 3,365 83,704
Pennant Group, Inc. (The) * 1,054 43,910
PetIQ, Inc. * 744 21,249
Premier, Inc., Class A 1,592 52,106
Progyny, Inc. *(d) 958 23,347
Providence Service Corp.
(The) * 484 56,894
Quest Diagnostics, Inc. 5,173 631,830

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 31
Common Stocks
Shares Value ($)
Health Care Providers & Services
R1 RCM, Inc. * 4,179 74,888
RadNet, Inc. * 1,749 25,378
Select Medical Holdings
Corp. * 4,127 86,585
Sharps Compliance Corp. * 517 3,081
Surgery Partners, Inc. * 720 15,710
Tenet Healthcare Corp. * 3,280 80,491
Tivity Health, Inc. * 1,663 22,866
Triple-S Management Corp.,
Class B * 947 17,538
UnitedHealth Group, Inc. 35,906 10,956,357
Universal Health Services,
Inc., Class B 2,884 315,942
US Physical Therapy, Inc. 513 40,696
Viemed Healthcare, Inc. * 1,137 9,107
30,969,789
Health Care Technology 0.2%
Allscripts Healthcare
Solutions, Inc. * 6,674 67,274
American Well Corp., Class A * 193 4,981
Cerner Corp. 11,655 816,899
Change Healthcare, Inc. * 9,609 135,967
Computer Programs &
Systems, Inc. 542 15,116
Evolent Health, Inc., Class A * 3,019 30,009
Health Catalyst, Inc. * 1,251 43,134
HealthStream, Inc. * 1,052 19,252
HMS Holdings Corp. * 3,323 88,458
iCAD, Inc. * 647 6,315
Inovalon Holdings, Inc.,
Class A * 2,894 54,957
Inspire Medical Systems, Inc. * 1,064 127,074
Livongo Health, Inc. *∞(d) 2,057 262,544
NantHealth, Inc. *(d) 841 1,690
NextGen Healthcare, Inc. * 2,193 29,825
Omnicell, Inc. * 1,659 143,586
OptimizeRx Corp. * 442 8,752
Phreesia, Inc. * 1,130 41,776
Schrodinger, Inc. * 1,125 54,878
Simulations Plus, Inc. 532 34,484
Tabula Rasa HealthCare,
Inc. *(d) 308 10,638
Teladoc Health, Inc. * 2,645 519,637
Veeva Systems, Inc., Class A * 5,145 1,389,407
Vocera Communications, Inc. * 1,120 36,714
3,943,367
Hotels, Restaurants & Leisure 1.0%
Accel Entertainment, Inc. * 1,357 13,027
Aramark 9,130 253,266
Biglari Holdings, Inc.,
Class B * 38 3,183
BJ's Restaurants, Inc. 688 19,408
Bloomin' Brands, Inc. 3,346 46,777
Bluegreen Vacations Corp. 210 1,023
Bluegreen Vacations Holding
Corp. 1 8
Boyd Gaming Corp. 3,315 105,152
Brinker International, Inc. 1,143 49,766
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Caesars Entertainment, Inc. * 7,797 349,462
Carnival Corp. (d) 18,975 260,147
Carrols Restaurant Group,
Inc. * 1,522 8,904
Century Casinos, Inc. * 1,306 6,151
Cheesecake Factory, Inc.
(The) (d) 1,692 50,286
Chipotle Mexican Grill, Inc. * 1,066 1,280,778
Choice Hotels International,
Inc. 867 75,732
Churchill Downs, Inc. 1,517 226,261
Chuy's Holdings, Inc. * 741 15,554
Cracker Barrel Old Country
Store, Inc. 786 89,463
Darden Restaurants, Inc. 4,960 455,923
Dave & Buster's
Entertainment, Inc. 1,924 33,016
Del Taco Restaurants, Inc. * 1,293 9,588
Denny's Corp. * 2,195 19,667
Dine Brands Global, Inc. 156 8,026
Domino's Pizza, Inc. 1,469 555,752
Dunkin' Brands Group, Inc. 2,891 288,262
El Pollo Loco Holdings, Inc. * 554 7,822
Everi Holdings, Inc. * 3,044 26,209
Extended Stay America, Inc. 7,192 81,629
Fiesta Restaurant Group,
Inc. * 1,025 8,856
GAN Ltd. * 238 3,382
Golden Entertainment, Inc. * 622 7,999
Hilton Grand Vacations, Inc. * 3,433 70,720
Hilton Worldwide Holdings,
Inc. 10,162 892,325
Hyatt Hotels Corp., Class A 1,359 74,935
International Game
Technology plc 3,843 31,551
Jack in the Box, Inc. 859 68,772
Kura Sushi USA, Inc.,
Class A * 134 1,725
Las Vegas Sands Corp. 11,996 576,528
Lindblad Expeditions
Holdings, Inc. * 999 8,312
Marriott International, Inc.,
Class A 10,211 948,398
Marriott Vacations Worldwide
Corp. 1,188 114,761
McDonald's Corp. 28,342 6,036,846
MGM Resorts International 17,764 365,405
Monarch Casino & Resort,
Inc. * 505 21,912
Nathan's Famous, Inc. 88 4,467
Noodles & Co. * 1,023 6,609
Norwegian Cruise Line
Holdings Ltd. * 8,898 147,974
Papa John's International, Inc. 832 63,731
Penn National Gaming, Inc. * 5,180 279,616
Planet Fitness, Inc., Class A * 3,098 183,618
PlayAGS, Inc. * 1,088 2,938
RCI Hospitality Holdings, Inc. 440 9,416

32 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Red Robin Gourmet Burgers,
Inc. * 518 6,237
Red Rock Resorts, Inc.,
Class A 1,228 23,479
Royal Caribbean Cruises Ltd. 6,530 368,423
Ruth's Hospitality Group, Inc. 1,160 12,969
Scientific Games Corp. * 2,266 72,240
SeaWorld Entertainment, Inc. * 2,106 46,374
Shake Shack, Inc., Class A * 1,424 96,148
Six Flags Entertainment Corp. 3,174 68,622
Starbucks Corp. 44,593 3,877,807
Target Hospitality Corp. * 1,611 1,402
Texas Roadhouse, Inc. 2,617 183,269
Twin River Worldwide
Holdings, Inc. 782 18,979
Vail Resorts, Inc. 1,594 369,872
Wendy's Co. (The) 7,110 155,353
Wingstop, Inc. 853 99,229
Wyndham Destinations, Inc. 3,488 113,813
Wyndham Hotels & Resorts,
Inc. 3,720 173,017
Wynn Resorts Ltd. 3,693 267,484
Yum China Holdings, Inc. 14,739 784,557
Yum! Brands, Inc. 11,163 1,041,843
22,052,155
Household Durables 0.3%
Beazer Homes USA, Inc. * 988 12,034
Casper Sleep, Inc. * 223 1,478
Cavco Industries, Inc. * 359 61,798
Century Communities, Inc. * 1,202 46,686
DR Horton, Inc. 12,655 845,481
Ethan Allen Interiors, Inc. 975 15,649
Garmin Ltd. 5,495 571,590
GoPro, Inc., Class A * 5,299 31,476
Green Brick Partners, Inc. * 792 14,169
Hamilton Beach Brands
Holding Co., Class A 183 4,035
Helen of Troy Ltd. * 976 185,050
Hooker Furniture Corp. 382 10,505
Installed Building Products,
Inc. * 860 77,864
iRobot Corp. * 1,107 88,095
KB Home 3,583 115,552
La-Z-Boy, Inc. 1,879 64,318
Legacy Housing Corp. * 282 3,838
Leggett & Platt, Inc. 5,253 219,208
Lennar Corp., Class A 10,788 742,500
LGI Homes, Inc. * 892 95,337
Lifetime Brands, Inc. 325 3,266
Lovesac Co. (The) * 285 7,336
M/I Homes, Inc. * 1,136 46,485
MDC Holdings, Inc. 2,051 89,260
Meritage Homes Corp. * 1,481 128,980
Mohawk Industries, Inc. * 2,042 210,714
Newell Brands, Inc. 15,254 269,386
NVR, Inc. * 120 474,371
PulteGroup, Inc. 10,679 435,276
Purple Innovation, Inc. * 488 13,845
Skyline Champion Corp. * 2,139 54,865
Common Stocks
Shares Value ($)
Household Durables
Sonos, Inc. * 2,942 42,953
Taylor Morrison Home Corp. * 3,960 85,536
Tempur Sealy International,
Inc. * 1,845 164,205
Toll Brothers, Inc. 4,487 189,710
TopBuild Corp. * 1,291 197,794
TRI Pointe Group, Inc. * 5,022 82,511
Tupperware Brands Corp. * 2,024 64,201
Turtle Beach Corp. * 459 8,271
Universal Electronics, Inc. * 547 20,272
VOXX International Corp. * 645 7,308
Whirlpool Corp. 2,202 407,282
6,210,490
Household Products 0.9%
Central Garden & Pet Co. * 1,989 71,501
Church & Dwight Co., Inc. 9,208 813,895
Clorox Co. (The) 4,786 991,899
Colgate-Palmolive Co. 31,296 2,468,941
Energizer Holdings, Inc. 2,387 93,928
Kimberly-Clark Corp. 12,772 1,693,439
Oil-Dri Corp. of America 175 5,978
Procter & Gamble Co. (The) 92,783 12,720,549
Reynolds Consumer Products,
Inc. 1,932 54,560
Spectrum Brands Holdings,
Inc. 1,295 73,647
WD-40 Co. 407 99,056
19,087,393
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 24,922 485,979
Atlantic Power Corp. * 3,137 6,243
Brookfield Renewable Corp. 2,401 160,315
Clearway Energy, Inc., Class A 4,596 126,664
Ormat Technologies, Inc. 1,567 111,053
Sunnova Energy International,
Inc. * 1,360 32,722
Vistra Corp. 16,923 293,952
1,216,928
Industrial Conglomerates 0.6%
3M Co. 21,372 3,418,665
Carlisle Cos., Inc. 2,075 257,030
General Electric Co. 330,055 2,449,008
Honeywell International, Inc. 26,824 4,424,619
Raven Industries, Inc. 1,479 32,420
Roper Technologies, Inc. 3,929 1,458,995
12,040,737
Insurance 1.1%
Aflac, Inc. 28,003 950,702
Alleghany Corp. 519 283,857
Allstate Corp. (The) 12,060 1,070,325
Ambac Financial Group, Inc. * 1,879 23,074
American Equity Investment
Life Holding Co. 3,584 88,955
American Financial Group,
Inc. 2,951 221,148

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 33
Common Stocks
Shares Value ($)
Insurance
American International Group,
Inc. 33,449 1,053,309
American National Group, Inc. 321 22,085
AMERISAFE, Inc. 627 36,980
Aon plc, Class A 3,957 728,128
Arch Capital Group Ltd. * 15,300 462,213
Argo Group International
Holdings Ltd. 626 22,336
Arthur J Gallagher & Co. 7,285 755,527
Assurant, Inc. 2,377 295,627
Assured Guaranty Ltd. 3,510 89,610
Athene Holding Ltd., Class A * 4,700 150,776
Axis Capital Holdings Ltd. 3,364 143,609
Brighthouse Financial, Inc. * 4,078 134,982
Brown & Brown, Inc. 9,185 399,639
BRP Group, Inc., Class A * 757 19,303
Chubb Ltd. 17,159 2,229,126
Cincinnati Financial Corp. 5,668 400,954
Citizens, Inc. * 2,059 11,880
CNA Financial Corp. 1,131 33,692
CNO Financial Group, Inc. 5,679 100,802
Crawford & Co., Class A 552 3,533
Donegal Group, Inc., Class A 359 5,209
eHealth, Inc. * 1,043 69,996
Enstar Group Ltd. * 267 45,889
Erie Indemnity Co., Class A 996 231,938
Everest Re Group Ltd. 1,533 302,124
FBL Financial Group, Inc.,
Class A 295 14,659
FedNat Holding Co. 446 2,288
Fidelity National Financial, Inc. 10,068 315,028
First American Financial Corp. 4,286 191,113
Genworth Financial, Inc.,
Class A * 19,088 75,016
Globe Life, Inc. 4,210 341,389
Goosehead Insurance, Inc.,
Class A 495 60,657
Greenlight Capital Re Ltd.,
Class A * 1,339 9,038
Hanover Insurance Group,
Inc. (The) 1,545 147,795
Hartford Financial Services
Group, Inc. (The) 13,765 530,228
HCI Group, Inc. 291 13,671
Heritage Insurance Holdings,
Inc. 1,064 10,044
Horace Mann Educators Corp. 1,732 58,732
Independence Holding Co. 140 5,295
Investors Title Co. 65 8,679
James River Group Holdings
Ltd. 1,148 53,646
Kemper Corp. 1,849 114,009
Kinsale Capital Group, Inc. 840 157,475
Lemonade, Inc. * 791 39,779
Lincoln National Corp. 7,285 255,703
Loews Corp. 9,288 322,108
Markel Corp. * 495 461,736
Marsh & McLennan Cos., Inc. 19,054 1,971,327
MBIA, Inc. * 3,020 17,244
Mercury General Corp. 1,132 46,084
Common Stocks
Shares Value ($)
Insurance
MetLife, Inc. 29,374 1,111,806
National General Holdings
Corp. 2,603 88,424
National Western Life Group,
Inc., Class A 107 18,150
NI Holdings, Inc. * 268 4,478
Old Republic International
Corp. 9,760 158,893
Palomar Holdings, Inc. * 294 26,216
Primerica, Inc. 1,253 138,131
Principal Financial Group, Inc. 9,982 391,494
ProAssurance Corp. 2,088 32,218
Progressive Corp. (The) 21,993 2,021,157
ProSight Global, Inc. * 319 3,774
Protective Insurance Corp.,
Class B 275 3,616
Prudential Financial, Inc. 15,625 1,000,312
Reinsurance Group of
America, Inc. 2,432 245,681
RenaissanceRe Holdings Ltd. 1,856 300,152
RLI Corp. 1,114 96,584
Root, Inc., Class A * 612 14,670
Safety Insurance Group, Inc. 563 39,410
Selective Insurance Group,
Inc. 2,224 115,781
State Auto Financial Corp. 562 6,935
Stewart Information Services
Corp. 927 39,296
Third Point Reinsurance Ltd. * 3,805 29,603
Tiptree, Inc. 833 4,057
Travelers Cos., Inc. (The) 9,882 1,192,856
Trupanion, Inc. * 1,226 87,708
United Fire Group, Inc. 901 18,507
United Insurance Holdings
Corp. 903 3,964
Universal Insurance Holdings,
Inc. 949 11,834
Unum Group 8,407 148,468
Vericity, Inc. 88 926
W R Berkley Corp. 5,396 324,407
Watford Holdings Ltd. * 718 25,848
White Mountains Insurance
Group Ltd. 126 114,450
Willis Towers Watson plc 4,839 883,021
24,312,898
Interactive Media & Services 3.0%
Alphabet, Inc., Class A * 11,501 18,586,881
Alphabet, Inc., Class C * 11,082 17,964,033
Cargurus, Inc. * 1,628 32,446
Cars.com, Inc. * 70 517
DHI Group, Inc. * 1,409 2,381
Eventbrite, Inc., Class A * 2,414 22,281
EverQuote, Inc., Class A * 568 19,022
Facebook, Inc., Class A * 90,824 23,896,703
IAC/InterActiveCorp * 2,865 345,863
Liberty TripAdvisor Holdings,
Inc., Class A * 3,151 5,609
Match Group, Inc. * 8,148 951,523
Pinterest, Inc., Class A * 15,206 896,394

34 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Interactive Media & Services
QuinStreet, Inc. * 1,889 30,234
TripAdvisor, Inc. 4,011 76,650
TrueCar, Inc. * 4,074 17,763
Twitter, Inc. * 29,486 1,219,541
Yelp, Inc. * 2,926 57,554
Zillow Group, Inc., Class A * 7,539 669,751
64,795,146
Internet & Direct Marketing Retail 2.6%
1-800-Flowers.com, Inc.,
Class A * 1,024 20,306
Amazon.com, Inc. * 16,025 48,654,304
Booking Holdings, Inc. * 1,526 2,475,935
CarParts.com, Inc. *(d) 673 8,540
Duluth Holdings, Inc.,
Class B * 409 6,274
eBay, Inc. 24,994 1,190,464
Etsy, Inc. * 4,540 552,019
Expedia Group, Inc. 5,138 483,743
Groupon, Inc. * 921 17,858
Grubhub, Inc. * 3,629 268,401
Lands' End, Inc. * 360 5,778
Leslie's, Inc. * 4,755 104,467
Liquidity Services, Inc. * 954 8,138
Magnite, Inc. * 4,139 37,375
MediaAlpha, Inc., Class A * 9,483 320,810
Overstock.com, Inc. * 1,596 89,536
PetMed Express, Inc. 832 24,610
Quotient Technology, Inc. * 3,390 30,171
Qurate Retail, Inc. Series A, 13,987 94,692
RealReal, Inc. (The) * 2,453 30,883
Shutterstock, Inc. 714 46,731
Stamps.com, Inc. * 595 132,828
Stitch Fix, Inc., Class A *(d) 2,144 73,818
Waitr Holdings, Inc. * 3,145 8,020
Wayfair, Inc., Class A * 2,555 633,717
55,319,418
IT Services 3.0%
Accenture plc, Class A 24,020 5,210,178
Akamai Technologies, Inc. * 5,853 556,737
Alliance Data Systems Corp. 1,859 95,813
Amdocs Ltd. 5,237 295,262
Automatic Data Processing,
Inc. 16,379 2,587,227
BigCommerce Holdings,
Inc. Series 1,* 47 3,450
Black Knight, Inc. * 5,599 492,432
Booz Allen Hamilton Holding
Corp. 4,917 385,984
Brightcove, Inc. * 1,632 20,645
Broadridge Financial
Solutions, Inc. 4,604 633,510
CACI International, Inc.,
Class A * 795 165,781
Cardtronics plc, Class A * 1,439 25,629
Cass Information Systems,
Inc. 590 23,140
Cognizant Technology
Solutions Corp., Class A 20,432 1,459,253
Common Stocks
Shares Value ($)
IT Services
Conduent, Inc. * 6,660 23,210
CSG Systems International,
Inc. 1,217 46,100
DXC Technology Co. 8,884 163,643
Endurance International
Group Holdings, Inc. * 2,791 16,216
EPAM Systems, Inc. * 2,112 652,502
Euronet Worldwide, Inc. * 2,037 180,967
EVERTEC, Inc. 2,444 81,336
Evo Payments, Inc., Class A * 1,589 33,480
ExlService Holdings, Inc. * 1,382 104,673
Fastly, Inc., Class A *(d) 2,822 179,225
Fidelity National Information
Services, Inc. 23,331 2,906,809
Fiserv, Inc. * 21,222 2,026,064
FleetCor Technologies, Inc. * 3,161 698,297
Gartner, Inc. * 3,055 366,905
Genpact Ltd. 7,448 255,988
Global Payments, Inc. 11,313 1,784,513
GoDaddy, Inc., Class A * 6,239 441,347
GreenSky, Inc., Class A * 2,049 9,692
Grid Dynamics Holdings, Inc. * 709 5,530
GTT Communications,
Inc. *(d) 1,353 4,993
Hackett Group, Inc. (The) 1,024 13,230
I3 Verticals, Inc., Class A * 613 12,646
Information Services Group,
Inc. * 953 1,954
International Business
Machines Corp. 33,623 3,754,344
International Money Express,
Inc. * 404 5,620
Jack Henry & Associates, Inc. 2,751 407,836
KBR, Inc. 5,493 122,439
Leidos Holdings, Inc. 5,049 419,067
Limelight Networks, Inc. * 4,187 14,780
LiveRamp Holdings, Inc. * 2,652 175,271
ManTech International Corp.,
Class A 1,106 71,757
Mastercard, Inc., Class A 33,258 9,599,589
MAXIMUS, Inc. 2,385 161,178
MongoDB, Inc. * 1,913 437,063
NIC, Inc. 2,678 60,041
Okta, Inc. * 4,385 920,105
Paychex, Inc. 11,955 983,299
PayPal Holdings, Inc. * 44,562 8,294,325
Paysign, Inc. * 1,390 6,616
Perficient, Inc. * 1,320 51,691
Perspecta, Inc. 5,556 99,619
PFSweb, Inc. * 418 2,592
Priority Technology Holdings,
Inc. * 431 1,246
Repay Holdings Corp. * 1,531 34,493
Sabre Corp. 7,573 49,376
Science Applications
International Corp. 2,287 174,658
ServiceSource International,
Inc. * 2,811 3,907
Square, Inc., Class A * 14,016 2,170,798
StarTek, Inc. * 617 3,239

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 35
Common Stocks
Shares Value ($)
IT Services
StoneCo Ltd., Class A * 6,528 342,981
Switch, Inc., Class A 1,959 27,544
Sykes Enterprises, Inc. * 1,565 53,586
TTEC Holdings, Inc. 705 38,620
Tucows, Inc., Class A * 328 24,203
Twilio, Inc., Class A * 5,184 1,446,180
Unisys Corp. * 2,521 33,126
VeriSign, Inc. * 3,879 739,725
Verra Mobility Corp. * 5,183 49,809
Virtusa Corp. * 1,195 60,109
Visa, Inc., Class A 63,777 11,588,919
Western Union Co. (The) 14,456 281,025
WEX, Inc. * 1,585 200,582
64,875,719
Leisure Products 0.1%
Acushnet Holdings Corp. 1,397 47,680
American Outdoor Brands,
Inc. * 545 8,246
Brunswick Corp. 3,151 200,750
Callaway Golf Co. 3,765 58,320
Clarus Corp. 722 11,198
Escalade, Inc. 258 4,801
Hasbro, Inc. 4,686 387,626
Johnson Outdoors, Inc.,
Class A 220 19,213
Malibu Boats, Inc., Class A * 843 42,850
Marine Products Corp. 219 3,473
MasterCraft Boat Holdings,
Inc. * 813 16,764
Mattel, Inc. * 11,535 158,837
Nautilus, Inc. * 917 19,890
Peloton Interactive, Inc.,
Class A * 3,817 420,671
Polaris, Inc. 2,069 187,989
Smith & Wesson Brands, Inc. 2,181 36,183
Sturm Ruger & Co., Inc. 664 44,395
Vista Outdoor, Inc. * 2,318 45,827
YETI Holdings, Inc. * 2,917 144,333
1,859,046
Life Sciences Tools & Services 0.8%
10X Genomics, Inc., Class A * 2,162 295,978
Adaptive Biotechnologies
Corp. * 2,851 131,374
Agilent Technologies, Inc. 12,013 1,226,407
Avantor, Inc. * 17,638 410,436
Bio-Rad Laboratories, Inc.,
Class A * 831 487,315
Bio-Techne Corp. 1,409 355,646
Bruker Corp. 3,206 136,383
Champions Oncology, Inc. * 211 1,853
Charles River Laboratories
International, Inc. * 1,829 416,463
ChromaDex Corp. * 1,303 5,877
Codexis, Inc. * 2,078 27,658
Fluidigm Corp. * 2,780 15,957
Harvard Bioscience, Inc. * 1,343 4,539
Illumina, Inc. * 5,585 1,634,730
IQVIA Holdings, Inc. * 7,343 1,130,749
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Luminex Corp. 1,700 37,468
Medpace Holdings, Inc. * 1,054 116,931
Mettler-Toledo International,
Inc. * 863 861,196
NanoString Technologies,
Inc. * 1,499 54,938
NeoGenomics, Inc. * 4,128 161,942
Pacific Biosciences of
California, Inc. * 5,651 74,085
PerkinElmer, Inc. 4,235 548,644
Personalis, Inc. * 648 16,025
PPD, Inc. * 4,766 156,706
PRA Health Sciences, Inc. * 2,516 245,159
QIAGEN NV * 8,830 418,895
Quanterix Corp. * 714 26,140
Repligen Corp. * 2,065 343,967
Syneos Health, Inc. * 2,449 129,993
Thermo Fisher Scientific, Inc. 15,110 7,148,843
Waters Corp. * 2,320 516,942
17,139,239
Machinery 1.1%
AGCO Corp. 2,442 188,107
Alamo Group, Inc. 176 21,178
Albany International Corp.,
Class A 1,244 63,369
Allison Transmission Holdings,
Inc. 3,510 126,886
Altra Industrial Motion Corp. 2,636 112,715
Astec Industries, Inc. 940 47,752
Barnes Group, Inc. 1,903 69,840
Blue Bird Corp. * 688 7,940
Caterpillar, Inc. 20,566 3,229,890
Chart Industries, Inc. * 1,296 109,447
CIRCOR International, Inc. * 807 22,515
Colfax Corp. * 4,005 108,896
Columbus McKinnon Corp. 926 31,382
Crane Co. 983 49,887
Cummins, Inc. 5,683 1,249,635
Deere & Co. 10,616 2,398,261
Donaldson Co., Inc. 4,935 234,413
Douglas Dynamics, Inc. 919 31,347
Dover Corp. 5,334 590,527
Eastern Co. (The) 162 3,316
Energy Recovery, Inc. * 1,609 15,591
Enerpac Tool Group Corp. 2,094 37,336
EnPro Industries, Inc. 841 49,636
ESCO Technologies, Inc. 1,021 85,447
Evoqua Water Technologies
Corp. * 3,304 75,761
ExOne Co. (The) *(d) 343 3,447
Federal Signal Corp. 2,464 70,668
Flowserve Corp. 5,250 152,880
Fortive Corp. 11,406 702,610
Franklin Electric Co., Inc. 1,812 108,231
Gates Industrial Corp. plc * 1,887 20,946
Gencor Industries, Inc. * 261 3,017
Gorman-Rupp Co. (The) 726 22,542
Graco, Inc. 6,449 399,193
Graham Corp. 319 4,211

36 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Machinery
Greenbrier Cos., Inc. (The) 1,267 34,184
Helios Technologies, Inc. 1,194 49,957
Hillenbrand, Inc. 3,059 89,476
Hurco Cos., Inc. 223 6,654
Hyster-Yale Materials
Handling, Inc. 404 17,130
IDEX Corp. 2,953 503,162
Illinois Tool Works, Inc. 11,574 2,267,115
Ingersoll Rand, Inc. * 12,912 451,145
ITT, Inc. 3,422 207,065
John Bean Technologies Corp. 1,010 84,810
Kadant, Inc. 447 51,459
Kennametal, Inc. 3,427 106,237
L B Foster Co., Class A * 492 6,672
Lincoln Electric Holdings, Inc. 2,235 227,568
Lindsay Corp. 421 44,331
Luxfer Holdings plc 1,199 14,892
Lydall, Inc. * 794 15,713
Manitowoc Co., Inc. (The) * 1,444 10,873
Mayville Engineering Co.,
Inc. * 266 2,370
Meritor, Inc. * 2,743 66,765
Middleby Corp. (The) * 1,919 191,017
Miller Industries, Inc. 474 14,192
Mueller Industries, Inc. 2,291 66,279
Mueller Water Products, Inc.,
Class A 6,399 66,294
Navistar International Corp. * 1,831 78,934
NN, Inc. * 1,803 9,664
Nordson Corp. 2,287 442,374
Omega Flex, Inc. 98 14,671
Oshkosh Corp. 2,667 179,649
Otis Worldwide Corp. 15,781 967,060
PACCAR, Inc. 12,705 1,084,753
Parker-Hannifin Corp. 4,936 1,028,465
Park-Ohio Holdings Corp. 369 7,284
Pentair plc 6,553 326,077
Proto Labs, Inc. * 756 89,268
RBC Bearings, Inc. * 1,012 120,479
REV Group, Inc. 1,095 8,596
Rexnord Corp. 4,160 133,453
Shyft Group, Inc. (The) 1,461 28,212
Snap-on, Inc. 2,095 330,025
SPX Corp. * 1,722 72,996
SPX FLOW, Inc. * 1,726 73,096
Standex International Corp. 481 29,865
Stanley Black & Decker, Inc. 5,727 951,827
Tennant Co. 705 42,032
Terex Corp. 2,747 67,823
Timken Co. (The) 2,493 148,832
Toro Co. (The) 3,981 326,840
TriMas Corp. * 1,708 41,556
Trinity Industries, Inc. 3,445 64,904
Wabash National Corp. 2,190 31,229
Watts Water Technologies,
Inc., Class A 1,096 121,404
Welbilt, Inc. * 5,315 32,315
Westinghouse Air Brake
Technologies Corp. 5,816 344,889
Woodward, Inc. 2,223 176,840
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 6,982 608,411
23,028,002
Marine 0.0%
†
Costamare, Inc. 1,663 9,462
Eagle Bulk Shipping, Inc. * 185 2,546
Genco Shipping & Trading Ltd. 631 4,076
Kirby Corp. * 2,383 91,722
Matson, Inc. 1,734 90,081
Pangaea Logistics Solutions
Ltd. 380 1,015
Safe Bulkers, Inc. * 1,586 1,406
Scorpio Bulkers, Inc. 279 3,063
203,371
Media 0.7%
Altice USA, Inc., Class A * 10,465 282,032
AMC Networks, Inc.,
Class A *(d) 502 10,667
Boston Omaha Corp.,
Class A * 386 6,168
Cable One, Inc. 198 342,908
Cardlytics, Inc. *(d) 1,059 78,175
Charter Communications, Inc.,
Class A * 5,735 3,462,908
Comcast Corp., Class A 171,823 7,257,803
comScore, Inc. * 2,543 5,073
Daily Journal Corp. * 53 14,374
Discovery, Inc., Class A *(d) 17,724 332,505
DISH Network Corp., Class A * 8,448 215,340
Emerald Holding, Inc. 1,035 2,712
Entercom Communications
Corp., Class A 5,015 7,522
Entravision Communications
Corp., Class A 2,087 3,819
EW Scripps Co. (The), Class A 2,324 21,102
Fluent, Inc. * 1,132 2,887
Fox Corp., Class A 19,102 504,592
Gannett Co., Inc. * 5,678 6,530
Gray Television, Inc. * 795 10,081
Hemisphere Media Group,
Inc. * 541 4,231
iHeartMedia, Inc., Class A *(d) 1,984 16,308
Interpublic Group of Cos., Inc.
(The) 15,575 281,752
John Wiley & Sons, Inc.,
Class A 1,775 54,954
Liberty Broadband Corp.,
Class A * 4,864 688,511
Liberty Media Corp-Liberty
SiriusXM, Class A * 9,797 338,896
Loral Space &
Communications, Inc. 541 9,419
Meredith Corp. 1,685 18,535
MSG Networks, Inc., Class A * 1,317 11,774
National CineMedia, Inc. 3,075 6,104
New York Times Co. (The),
Class A 6,446 255,648
News Corp., Class A 20,441 267,827

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 37
Common Stocks
Shares Value ($)
Media
Nexstar Media Group, Inc.,
Class A 1,285 105,884
Omnicom Group, Inc. 8,456 399,123
Saga Communications, Inc.,
Class A 114 1,940
Scholastic Corp. 985 19,464
Sinclair Broadcast Group, Inc.,
Class A (d) 697 12,950
Sirius XM Holdings, Inc. (d) 40,944 234,609
TechTarget, Inc. * 946 41,435
TEGNA, Inc. 8,438 101,509
Thryv Holdings, Inc. *(d) 15,109 129,182
Tribune Publishing Co. 529 6,062
ViacomCBS, Inc. 20,616 589,541
WideOpenWest, Inc. * 1,771 8,837
16,171,693
Metals & Mining 0.3%
Alcoa Corp. * 7,439 96,112
Allegheny Technologies, Inc. * 5,120 47,155
Arconic Corp. * 2,918 63,437
Caledonia Mining Corp. plc 318 5,193
Carpenter Technology Corp. 782 13,669
Century Aluminum Co. * 2,270 14,937
Cleveland-Cliffs, Inc. (d) 15,448 127,909
Coeur Mining, Inc. * 9,442 66,755
Commercial Metals Co. 4,873 100,627
Compass Minerals
International, Inc. 909 54,885
Freeport-McMoRan, Inc. 55,986 970,797
Gold Resource Corp. 2,114 5,792
Haynes International, Inc. 537 8,705
Hecla Mining Co. 20,901 95,727
Kaiser Aluminum Corp. 539 33,919
Materion Corp. 795 40,696
Newmont Corp. 30,153 1,894,815
Novagold Resources, Inc. * 9,529 98,720
Nucor Corp. 11,256 537,587
Olympic Steel, Inc. 280 3,195
Reliance Steel & Aluminum
Co. 2,292 249,805
Royal Gold, Inc. 2,269 269,580
Ryerson Holding Corp. * 541 4,258
Schnitzer Steel Industries,
Inc., Class A 1,071 22,491
Southern Copper Corp. 3,308 173,141
Steel Dynamics, Inc. 8,058 253,666
SunCoke Energy, Inc. 3,461 12,079
TimkenSteel Corp. * 2,066 7,995
United States Steel Corp. 8,589 82,970
Warrior Met Coal, Inc. 2,093 31,395
Worthington Industries, Inc. 1,581 77,801
5,465,813
Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp. 20,794 290,492
Annaly Capital Management,
Inc. 51,469 364,915
Anworth Mortgage Asset Corp. 4,811 7,890
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Apollo Commercial Real
Estate Finance, Inc. 6,209 54,018
Arbor Realty Trust, Inc. 4,202 49,668
Ares Commercial Real Estate
Corp. 1,356 12,624
Arlington Asset Investment
Corp., Class A 1,586 3,902
ARMOUR Residential REIT,
Inc. 2,696 25,720
Blackstone Mortgage Trust,
Inc., Class A 4,255 92,334
Broadmark Realty Capital, Inc. 5,565 55,483
Capstead Mortgage Corp. 4,259 21,763
Cherry Hill Mortgage
Investment Corp. 667 6,110
Chimera Investment Corp. 4,775 39,871
Colony Credit Real Estate,
Inc. 3,027 15,861
Dynex Capital, Inc. 698 11,433
Ellington Financial, Inc. 1,595 19,523
Ellington Residential Mortgage
REIT 283 3,008
Granite Point Mortgage Trust,
Inc. 2,292 15,448
Great Ajax Corp. 654 5,023
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 2,805 117,389
Invesco Mortgage Capital, Inc. 7,368 19,894
KKR Real Estate Finance
Trust, Inc. 1,110 18,548
Ladder Capital Corp. 4,252 31,890
MFA Financial, Inc. 18,941 53,414
New Residential Investment
Corp. 16,878 126,585
New York Mortgage Trust, Inc. 14,996 38,090
Orchid Island Capital, Inc. 3,220 16,712
PennyMac Mortgage
Investment Trust 3,902 58,413
Ready Capital Corp. 1,521 17,096
Redwood Trust, Inc. 4,750 40,375
Starwood Property Trust, Inc. 10,790 150,736
TPG RE Finance Trust, Inc. 2,414 18,877
Two Harbors Investment Corp. 11,259 56,971
Western Asset Mortgage
Capital Corp. 1,797 3,486
1,863,562
Multiline Retail 0.3%
Big Lots, Inc. 1,250 59,500
Dillard's, Inc., Class A 322 14,403
Dollar General Corp. 9,570 1,997,355
Dollar Tree, Inc. * 8,686 784,520
Kohl's Corp. 5,067 107,876
Macy's, Inc. (d) 12,267 76,178
Nordstrom, Inc. (d) 4,395 53,179
Ollie's Bargain Outlet
Holdings, Inc. * 2,003 174,441

38 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Multiline Retail
Target Corp. 18,954 2,885,178
6,152,630
Multi-Utilities 0.5%
Ameren Corp. 9,396 762,203
Avista Corp. 1,616 53,684
Black Hills Corp. 2,018 114,340
CenterPoint Energy, Inc. 18,849 398,279
CMS Energy Corp. 10,750 680,797
Consolidated Edison, Inc. 12,725 998,785
Dominion Energy, Inc. 31,913 2,563,890
DTE Energy Co. 7,151 882,576
MDU Resources Group, Inc. 7,939 188,631
NiSource, Inc. 14,947 343,333
NorthWestern Corp. 2,036 106,137
Public Service Enterprise
Group, Inc. 19,718 1,146,602
Sempra Energy 10,925 1,369,558
Unitil Corp. 531 18,346
WEC Energy Group, Inc. 11,834 1,189,909
10,817,070
Oil, Gas & Consumable Fuels 1.0%
Adams Resources & Energy,
Inc. 68 1,297
Antero Midstream Corp. 11,845 67,872
Antero Resources Corp. * 10,543 35,846
Apache Corp. 13,468 111,784
Arch Resources, Inc. 652 19,919
Ardmore Shipping Corp. 1,668 4,670
Berry Corp. 2,764 7,242
Bonanza Creek Energy, Inc. * 870 15,408
Brigham Minerals, Inc.,
Class A 1,153 10,169
Cabot Oil & Gas Corp. 14,173 252,138
Cheniere Energy, Inc. * 8,358 400,097
Chevron Corp. 73,019 5,074,820
Cimarex Energy Co. 4,113 104,347
Clean Energy Fuels Corp. * 5,719 14,183
CNX Resources Corp. * 5,422 52,593
Comstock Resources, Inc. * 700 3,717
Concho Resources, Inc. 7,709 320,001
ConocoPhillips 41,431 1,185,755
CONSOL Energy, Inc. * 1,131 4,286
Contango Oil & Gas Co. * 3,119 3,899
Continental Resources, Inc. 2,892 34,791
CVR Energy, Inc. 1,209 13,311
Delek US Holdings, Inc. 2,580 25,955
Devon Energy Corp. 15,654 139,790
DHT Holdings, Inc. 4,443 21,371
Diamond S Shipping, Inc. * 1,179 6,673
Diamondback Energy, Inc. 5,697 147,894
Dorian LPG Ltd. * 1,196 9,807
Earthstone Energy, Inc.,
Class A * 690 1,856
Energy Fuels, Inc. *(d) 5,140 7,761
EOG Resources, Inc. 21,633 740,714
EQT Corp. 8,983 136,003
Equitrans Midstream Corp. 14,167 102,852
Evolution Petroleum Corp. 739 1,633
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Exxon Mobil Corp. 159,731 5,210,425
Falcon Minerals Corp. 1,848 3,400
Frontline Ltd. (d) 4,611 24,946
Golar LNG Ltd. * 1,220 9,211
Goodrich Petroleum Corp. * 285 2,730
Green Plains, Inc. * 1,496 22,590
Gulfport Energy Corp. * 1,714 439
Hess Corp. 10,457 389,210
HollyFrontier Corp. 6,030 111,615
International Seaways, Inc. 1,057 14,312
Kinder Morgan, Inc. 74,734 889,335
Kosmos Energy Ltd. 15,325 15,238
Magnolia Oil & Gas Corp.,
Class A * 4,951 21,487
Marathon Oil Corp. 32,189 127,468
Marathon Petroleum Corp. 23,591 695,934
Matador Resources Co. * 4,566 32,282
Montage Resources Corp. * 805 3,985
Murphy Oil Corp. 6,052 46,721
NACCO Industries, Inc.,
Class A 131 2,553
NextDecade Corp. *(d) 861 2,084
Nordic American Tankers Ltd. 5,432 15,807
Occidental Petroleum Corp. 57,715 526,938
ONEOK, Inc. 16,810 487,490
Overseas Shipholding Group,
Inc., Class A * 2,026 3,870
Ovintiv, Inc. 8,630 79,396
Par Pacific Holdings, Inc. * 1,643 10,581
Parsley Energy, Inc., Class A 12,264 122,763
PBF Energy, Inc., Class A 3,404 15,897
PDC Energy, Inc. * 4,002 47,704
Peabody Energy Corp. * 2,611 3,368
Penn Virginia Corp. * 633 4,861
Phillips 66 16,120 752,159
Pioneer Natural Resources
Co. 6,361 506,081
PrimeEnergy Resources
Corp. * 13 670
Range Resources Corp. 8,918 58,680
Renewable Energy Group,
Inc. * 1,489 83,980
REX American Resources
Corp. * 233 16,937
Scorpio Tankers, Inc. 2,054 18,116
SFL Corp. Ltd. 3,802 24,751
SM Energy Co. 4,526 7,287
Southwestern Energy Co. * 20,549 54,866
Talos Energy, Inc. * 516 3,395
Targa Resources Corp. 8,361 134,194
Tellurian, Inc. *(d) 5,280 5,069
Uranium Energy Corp. *(d) 5,374 4,636
Valero Energy Corp. 14,777 570,540
W&T Offshore, Inc. *(d) 4,165 5,831
Whiting Petroleum Corp. * 41 599
Williams Cos., Inc. (The) 46,679 895,770
World Fuel Services Corp. 2,620 55,151
WPX Energy, Inc. * 16,554 76,314
21,300,120

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 39
Common Stocks
Shares Value ($)
Paper & Forest Products 0.0%
†
Boise Cascade Co. 1,555 59,681
Clearwater Paper Corp. * 689 25,596
Domtar Corp. 1,256 29,993
Glatfelter Corp. 1,821 25,986
Louisiana-Pacific Corp. 4,448 127,124
Neenah, Inc. 696 26,191
Schweitzer-Mauduit
International, Inc. 1,240 41,168
Verso Corp., Class A 1,394 10,845
346,584
Personal Products 0.1%
BellRing Brands, Inc.,
Class A * 1,526 27,910
Coty, Inc., Class A 12,001 34,803
Edgewell Personal Care Co. * 2,176 57,055
elf Beauty, Inc. * 1,103 22,358
Estee Lauder Cos., Inc. (The),
Class A 8,435 1,852,832
Herbalife Nutrition Ltd. * 3,115 140,611
Inter Parfums, Inc. 678 27,839
Lifevantage Corp. * 462 5,105
Medifast, Inc. 436 61,254
Nature's Sunshine Products,
Inc. * 337 3,511
Nu Skin Enterprises, Inc.,
Class A 1,972 97,318
Revlon, Inc., Class A * 200 820
USANA Health Sciences, Inc. * 475 35,934
Veru, Inc. * 1,785 4,498
2,371,848
Pharmaceuticals 2.1%
AcelRx Pharmaceuticals,
Inc. *(d) 2,250 3,847
Aerie Pharmaceuticals, Inc. * 1,476 15,660
Agile Therapeutics, Inc. * 2,367 6,438
AMAG Pharmaceuticals,
Inc. *(d) 1,404 19,263
Amneal Pharmaceuticals,
Inc. * 3,805 15,829
Amphastar Pharmaceuticals,
Inc. * 1,446 28,327
ANI Pharmaceuticals, Inc. * 414 10,553
Aquestive Therapeutics,
Inc. *(d) 555 2,686
Arvinas, Inc. * 1,089 22,771
Athira Pharma, Inc. * 2,120 38,287
Avenue Therapeutics, Inc. * 179 562
Axsome Therapeutics, Inc. * 972 64,453
Aytu BioScience, Inc. * 612 582
BioDelivery Sciences
International, Inc. * 3,786 11,964
Bristol-Myers Squibb Co. 85,574 5,001,800
Cara Therapeutics, Inc. * 1,607 21,309
Cassava Sciences, Inc. * 618 5,074
Catalent, Inc. * 6,224 546,280
Cerecor, Inc. * 769 1,584
Chiasma, Inc. * 1,195 4,481
Common Stocks
Shares Value ($)
Pharmaceuticals
Collegium Pharmaceutical,
Inc. * 1,418 25,283
Corcept Therapeutics, Inc. * 3,818 64,066
CorMedix, Inc. * 811 4,096
Cymabay Therapeutics, Inc. * 2,966 24,677
Durect Corp. * 6,827 12,323
Elanco Animal Health, Inc. * 15,258 473,151
Eli Lilly & Co. 31,700 4,135,582
Eloxx Pharmaceuticals, Inc. * 943 2,386
Endo International plc * 9,013 41,189
Eton Pharmaceuticals, Inc. * 476 3,470
Evofem Biosciences, Inc. * 1,771 4,197
Evolus, Inc. *(d) 752 2,279
Foghorn Therapeutics, Inc. * 7,979 127,504
Fulcrum Therapeutics, Inc. * 404 3,983
Graybug Vision, Inc. *(d) 8,334 109,675
Harrow Health, Inc. * 738 3,513
Horizon Therapeutics plc * 7,277 545,266
IMARA, Inc. *(d) 158 2,498
Intersect ENT, Inc. * 1,246 19,313
Intra-Cellular Therapies, Inc. * 2,225 54,891
Jazz Pharmaceuticals plc * 2,045 294,685
Johnson & Johnson 100,186 13,736,502
Kala Pharmaceuticals, Inc. *(d) 1,286 8,488
Kaleido Biosciences, Inc. *(d) 268 1,637
Lannett Co., Inc. * 1,149 7,388
Liquidia Technologies, Inc. * 695 3,211
Lyra Therapeutics, Inc. * 165 1,766
Marinus Pharmaceuticals,
Inc. * 642 8,372
Merck & Co., Inc. 95,484 7,181,352
Mylan NV * 19,038 276,813
MyoKardia, Inc. * 1,942 434,095
Nektar Therapeutics * 6,838 108,314
NGM Biopharmaceuticals,
Inc. * 1,034 17,930
Ocular Therapeutix, Inc. *(d) 2,378 22,591
Odonate Therapeutics, Inc. * 530 7,637
Omeros Corp. *(d) 2,145 21,750
Optinose, Inc. * 1,033 3,306
Osmotica Pharmaceuticals
plc * 442 2,267
Pacira BioSciences, Inc. * 1,696 88,701
Paratek Pharmaceuticals,
Inc. * 1,197 5,710
Perrigo Co. plc 4,554 199,784
Pfizer, Inc. 210,827 7,480,142
Phathom Pharmaceuticals,
Inc. * 446 17,555
Phibro Animal Health Corp.,
Class A 858 14,106
Prestige Consumer
Healthcare, Inc. * 1,907 62,988
Provention Bio, Inc. * 1,404 16,651
Reata Pharmaceuticals, Inc.,
Class A * 933 108,890
Recro Pharma, Inc. * 620 986
Relmada Therapeutics, Inc. * 467 14,444
Revance Therapeutics, Inc. * 2,099 54,322
Royalty Pharma plc, Class A 2,910 106,797

40 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Pharmaceuticals
Satsuma Pharmaceuticals,
Inc. *(d) 332 1,182
scPharmaceuticals, Inc. * 127 1,095
SIGA Technologies, Inc. * 2,389 15,266
Strongbridge Biopharma plc * 1,230 2,398
Supernus Pharmaceuticals,
Inc. * 2,002 36,757
TherapeuticsMD, Inc. *(d) 9,539 11,638
Theravance Biopharma, Inc. * 1,817 34,359
Tricida, Inc. * 1,095 6,165
Verrica Pharmaceuticals,
Inc. *(d) 408 3,023
VYNE Therapeutics, Inc. * 3,659 5,854
WaVe Life Sciences Ltd. * 742 5,246
Xeris Pharmaceuticals,
Inc. *(d) 1,490 7,048
Zoetis, Inc. 17,877 2,834,398
Zogenix, Inc. * 2,119 45,177
44,799,878
Professional Services 0.3%
Akerna Corp. *(d) 304 723
ASGN, Inc. * 2,007 133,827
Barrett Business Services, Inc. 308 18,249
BG Staffing, Inc. 305 2,431
CBIZ, Inc. * 2,019 45,771
CoreLogic, Inc. 3,120 240,022
CoStar Group, Inc. * 1,489 1,226,355
CRA International, Inc. 246 10,074
Dun & Bradstreet Holdings,
Inc. * 4,537 117,236
Equifax, Inc. 4,901 669,477
Exponent, Inc. 2,004 139,458
Forrester Research, Inc. * 462 17,066
Franklin Covey Co. * 527 8,917
FTI Consulting, Inc. * 1,343 132,232
GP Strategies Corp. * 374 3,609
Heidrick & Struggles
International, Inc. 787 17,983
Huron Consulting Group, Inc. * 899 34,036
ICF International, Inc. 751 49,108
IHS Markit Ltd. 15,230 1,231,650
Insperity, Inc. 1,367 104,685
Kelly Services, Inc., Class A 1,415 24,593
Kforce, Inc. 845 29,321
Korn Ferry 2,240 67,626
ManpowerGroup, Inc. 2,306 156,508
Mastech Digital, Inc. * 121 1,897
Mistras Group, Inc. * 536 1,994
Nielsen Holdings plc 12,676 171,253
Red Violet, Inc. * 231 4,805
Resources Connection, Inc. 1,302 13,983
Robert Half International, Inc. 4,360 221,008
TransUnion 6,867 547,025
TriNet Group, Inc. * 1,635 112,684
TrueBlue, Inc. * 1,431 22,209
Upwork, Inc. * 3,302 60,922
Verisk Analytics, Inc. 5,801 1,032,404
Common Stocks
Shares Value ($)
Professional Services
Willdan Group, Inc. * 440 11,515
6,682,656
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions
SA * 136 1,514
BBX Capital, Inc. * 1 3
CBRE Group, Inc., Class A * 12,487 629,345
CTO Realty Growth, Inc. 217 9,576
Cushman & Wakefield plc * 4,488 52,599
eXp World Holdings, Inc. * 736 31,199
Forestar Group, Inc. * 528 8,786
FRP Holdings, Inc. * 305 12,340
Griffin Industrial Realty, Inc. 87 4,615
Howard Hughes Corp. (The) * 1,477 91,855
Jones Lang LaSalle, Inc. 2,000 225,720
Kennedy-Wilson Holdings, Inc. 5,012 66,058
Marcus & Millichap, Inc. * 978 30,543
Maui Land & Pineapple Co.,
Inc. * 184 1,857
Newmark Group, Inc., Class A 6,121 28,983
Rafael Holdings, Inc.,
Class B * 424 6,954
RE/MAX Holdings, Inc.,
Class A 753 24,352
Realogy Holdings Corp. * 4,447 49,629
Redfin Corp. * 3,324 138,843
RMR Group, Inc. (The),
Class A 597 15,916
St Joe Co. (The) * 1,228 33,205
Stratus Properties, Inc. * 162 3,462
Tejon Ranch Co. * 918 12,586
Transcontinental Realty
Investors, Inc. * 57 1,254
1,481,194
Road & Rail 0.6%
AMERCO 248 86,096
ArcBest Corp. 1,007 30,734
Avis Budget Group, Inc. * 1,389 46,768
Covenant Logistics Group,
Inc., Class A * 377 5,191
CSX Corp. 29,052 2,293,365
Daseke, Inc. * 1,300 8,541
Heartland Express, Inc. 1,801 32,976
JB Hunt Transport Services,
Inc. 3,290 400,524
Kansas City Southern 3,548 624,945
Knight-Swift Transportation
Holdings, Inc. 4,840 183,871
Landstar System, Inc. 1,510 188,297
Lyft, Inc., Class A * 7,730 176,476
Marten Transport Ltd. 2,262 34,710
Norfolk Southern Corp. 9,747 2,038,293
Old Dominion Freight Line,
Inc. 3,816 726,452
PAM Transportation Services,
Inc. * 61 2,416
Ryder System, Inc. 1,989 97,978
Saia, Inc. * 1,049 154,895

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 41
Common Stocks
Shares Value ($)
Road & Rail
Schneider National, Inc.,
Class B 2,257 49,789
Uber Technologies, Inc. * 51,704 1,727,431
Union Pacific Corp. 25,715 4,556,441
Universal Logistics Holdings,
Inc. 236 4,656
US Xpress Enterprises, Inc.,
Class A * 663 4,780
Werner Enterprises, Inc. 2,333 88,701
13,564,326
Semiconductors & Semiconductor Equipment 2.7%
Advanced Energy Industries,
Inc. * 1,501 101,272
Advanced Micro Devices,
Inc. * 44,093 3,319,762
Allegro MicroSystems, Inc. * 20,472 374,638
Alpha & Omega
Semiconductor Ltd. * 660 10,468
Ambarella, Inc. * 1,380 75,445
Amkor Technology, Inc. * 4,134 48,988
Analog Devices, Inc. 9,361 1,109,559
Applied Materials, Inc. 34,939 2,069,437
Atomera, Inc. * 477 3,888
Axcelis Technologies, Inc. * 1,359 29,993
AXT, Inc. * 1,289 7,670
Broadcom, Inc. 14,841 5,188,859
Brooks Automation, Inc. 2,150 100,405
CEVA, Inc. * 897 36,167
Cirrus Logic, Inc. * 2,286 157,437
CMC Materials, Inc. 1,140 162,097
Cohu, Inc. 1,716 37,289
Cree, Inc. * 4,303 273,671
CyberOptics Corp. * 220 5,069
Diodes, Inc. * 1,710 98,889
DSP Group, Inc. * 943 12,419
Enphase Energy, Inc. * 3,774 370,192
Entegris, Inc. 5,304 396,580
First Solar, Inc. * 3,298 287,074
FormFactor, Inc. * 2,966 84,086
GSI Technology, Inc. * 552 3,373
Ichor Holdings Ltd. * 915 21,283
Impinj, Inc. * 683 17,423
Inphi Corp. * 1,894 264,705
Intel Corp. 160,462 7,105,257
KLA Corp. 5,827 1,148,968
Lam Research Corp. 5,515 1,886,571
Lattice Semiconductor Corp. * 5,365 187,238
MACOM Technology Solutions
Holdings, Inc. * 1,987 72,526
Marvell Technology Group Ltd. 25,213 945,740
Maxeon Solar Technologies
Ltd. *(d) 381 6,172
Maxim Integrated Products,
Inc. 9,655 672,471
MaxLinear, Inc. * 2,768 73,186
Microchip Technology, Inc. 9,252 972,200
Micron Technology, Inc. * 42,204 2,124,549
MKS Instruments, Inc. 2,178 236,073
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Monolithic Power Systems,
Inc. 1,630 520,948
NeoPhotonics Corp. * 2,142 14,587
NVE Corp. 200 9,226
NVIDIA Corp. 22,350 11,205,396
ON Semiconductor Corp. * 16,200 406,458
Onto Innovation, Inc. * 1,863 59,746
PDF Solutions, Inc. * 1,184 22,188
Photronics, Inc. * 2,648 25,818
Pixelworks, Inc. * 1,186 2,633
Power Integrations, Inc. 1,876 112,954
Qorvo, Inc. * 4,390 559,110
QUALCOMM, Inc. 42,499 5,242,677
Rambus, Inc. * 4,685 64,606
Semtech Corp. * 2,547 139,805
Silicon Laboratories, Inc. * 1,456 149,182
SiTime Corp. * 168 14,026
Skyworks Solutions, Inc. 6,338 895,496
SMART Global Holdings, Inc. * 480 12,667
SolarEdge Technologies, Inc. * 1,862 479,819
SunPower Corp. *(d) 3,060 48,929
Synaptics, Inc. * 899 68,926
Teradyne, Inc. 6,298 553,279
Texas Instruments, Inc. 34,729 5,021,466
Ultra Clean Holdings, Inc. * 1,606 34,192
Universal Display Corp. 1,574 312,140
Veeco Instruments, Inc. * 2,042 25,995
Xilinx, Inc. 9,146 1,085,539
57,186,897
Software 5.5%
2U, Inc. * 2,676 98,611
8x8, Inc. * 4,062 70,191
A10 Networks, Inc. * 2,634 17,753
ACI Worldwide, Inc. * 4,492 131,032
Adobe, Inc. * 18,200 8,137,220
Agilysys, Inc. * 740 20,039
Alarm.com Holdings, Inc. * 1,767 103,069
Altair Engineering, Inc.,
Class A * 1,693 72,850
Alteryx, Inc., Class A * 1,874 234,906
American Software, Inc.,
Class A 1,208 17,733
Anaplan, Inc. * 4,760 263,466
ANSYS, Inc. * 3,198 973,375
Appfolio, Inc., Class A * 625 89,294
Appian Corp. *(d) 1,316 83,303
Asana, Inc., Class A * 4,562 100,866
Aspen Technology, Inc. * 2,627 288,471
Asure Software, Inc. * 456 3,224
Atlassian Corp. plc, Class A * 4,823 924,183
Autodesk, Inc. * 8,349 1,966,523
Avalara, Inc. * 3,202 477,258
Avaya Holdings Corp. * 3,477 59,804
Benefitfocus, Inc. * 1,197 12,293
Bentley Systems, Inc.,
Class B * 3,471 121,693
Bill.com Holdings, Inc. * 2,087 208,700
Blackbaud, Inc. 1,940 95,720
Blackline, Inc. * 1,974 192,820

42 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Software
Bottomline Technologies DE,
Inc. * 1,792 71,178
Box, Inc., Class A * 5,426 84,103
Cadence Design Systems,
Inc. * 10,167 1,111,965
CDK Global, Inc. 4,685 201,924
Cerence, Inc. * 1,430 78,049
Ceridian HCM Holding, Inc. * 4,186 360,917
ChannelAdvisor Corp. * 912 14,774
Citrix Systems, Inc. 4,653 527,045
Cloudera, Inc. * 7,955 77,323
Cloudflare, Inc., Class A * 4,302 223,575
CommVault Systems, Inc. * 1,659 65,680
Cornerstone OnDemand, Inc. * 1,555 59,074
Coupa Software, Inc. * 2,453 656,668
Crowdstrike Holdings, Inc.,
Class A * 5,821 720,873
Datadog, Inc., Class A * 5,770 523,628
Datto Holding Corp. *(d) 8,238 234,783
Digimarc Corp. * 470 14,894
Digital Turbine, Inc. * 2,501 71,679
DocuSign, Inc. * 6,857 1,386,828
Domo, Inc., Class B * 952 30,245
Dropbox, Inc., Class A * 7,836 143,085
Duck Creek Technologies,
Inc. * 27 1,171
Dynatrace, Inc. * 7,061 249,324
Ebix, Inc. 1,030 18,602
eGain Corp. * 674 10,683
Elastic NV * 2,540 257,581
Envestnet, Inc. * 2,064 158,391
Everbridge, Inc. * 1,338 140,075
Fair Isaac Corp. * 1,040 407,108
FireEye, Inc. * 8,611 119,176
Five9, Inc. * 2,418 366,859
Fortinet, Inc. * 5,058 558,251
Globant SA * 1,465 264,594
GTY Technology Holdings,
Inc. * 1,674 4,871
Guidewire Software, Inc. * 2,875 276,316
HubSpot, Inc. * 1,622 470,494
Intelligent Systems Corp. * 244 9,253
Intuit, Inc. 9,491 2,986,628
J2 Global, Inc. * 1,804 122,456
Jamf Holding Corp. * 1,191 38,827
LivePerson, Inc. * 2,194 117,291
Manhattan Associates, Inc. * 2,473 211,442
Medallia, Inc. *(d) 3,188 90,699
Microsoft Corp. 283,240 57,347,603
MicroStrategy, Inc., Class A * 282 47,114
Mimecast Ltd. * 2,271 86,775
MobileIron, Inc. * 3,891 27,393
Model N, Inc. * 1,348 47,490
nCino, Inc. * 542 38,222
New Relic, Inc. * 1,554 94,266
NortonLifeLock, Inc. 18,961 390,028
Nuance Communications,
Inc. * 10,922 348,521
Nutanix, Inc., Class A * 7,077 172,254
OneSpan, Inc. * 1,327 29,101
Common Stocks
Shares Value ($)
Software
Oracle Corp. 72,106 4,045,868
PagerDuty, Inc. * 2,687 72,818
Palantir Technologies, Inc.,
Class A * 12,797 129,634
Palo Alto Networks, Inc. * 3,617 800,044
Park City Group, Inc. * 374 1,623
Paycom Software, Inc. * 1,888 687,402
Paylocity Holding Corp. * 1,341 248,782
Pegasystems, Inc. 1,567 181,584
Ping Identity Holding Corp. * 1,981 54,854
Pluralsight, Inc., Class A * 3,804 59,723
Progress Software Corp. 1,643 59,756
Proofpoint, Inc. * 2,208 211,394
PROS Holdings, Inc. * 1,558 43,889
PTC, Inc. * 3,671 307,924
Q2 Holdings, Inc. * 1,668 152,188
QAD, Inc., Class A 486 20,334
Qualys, Inc. * 1,347 118,334
Rapid7, Inc. * 2,000 123,860
RealPage, Inc. * 2,754 153,370
Rimini Street, Inc. * 627 1,988
RingCentral, Inc., Class A * 2,944 760,553
SailPoint Technologies
Holdings, Inc. * 3,494 145,036
salesforce.com, Inc. * 32,631 7,579,202
Sapiens International Corp.
NV 1,087 29,490
SeaChange International,
Inc. * 1,272 954
SecureWorks Corp., Class A * 263 2,735
ServiceNow, Inc. * 7,209 3,586,982
ShotSpotter, Inc. * 327 9,584
Slack Technologies, Inc.,
Class A * 14,637 374,414
Smartsheet, Inc., Class A * 4,389 218,792
Smith Micro Software, Inc. * 1,069 4,404
SolarWinds Corp. * 1,867 38,143
Splunk, Inc. * 5,975 1,183,289
Sprout Social, Inc., Class A * 1,400 61,180
SPS Commerce, Inc. * 1,427 122,137
SS&C Technologies Holdings,
Inc. 8,770 519,359
Sumo Logic, Inc. * 362 6,255
SVMK, Inc. * 4,861 101,741
Synchronoss Technologies,
Inc. * 1,924 5,329
Synopsys, Inc. * 5,786 1,237,394
Telenav, Inc. * 1,587 6,459
Tenable Holdings, Inc. * 2,558 87,253
Teradata Corp. * 4,434 81,453
Trade Desk, Inc. (The),
Class A * 1,594 902,921
Tyler Technologies, Inc. * 1,540 591,945
Upland Software, Inc. * 1,048 43,723
Varonis Systems, Inc. * 1,259 145,503
Verint Systems, Inc. * 2,545 123,483
Veritone, Inc. *(d) 1,076 10,093
VirnetX Holding Corp. (d) 2,569 14,232
VMware, Inc., Class A *(d) 3,096 398,548
Workday, Inc., Class A * 6,584 1,383,430

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 43
Common Stocks
Shares Value ($)
Software
Workiva, Inc. * 1,535 84,901
Xperi Holding Corp. 799 9,908
Yext, Inc. * 4,029 66,801
Zendesk, Inc. * 4,448 493,461
Zix Corp. * 2,149 13,173
Zoom Video Communications,
Inc., Class A * 6,291 2,899,585
Zscaler, Inc. * 2,659 360,959
Zuora, Inc., Class A * 3,879 37,316
118,149,035
Specialty Retail 1.3%
Aaron's Holdings Co., Inc. 2,636 137,757
Abercrombie & Fitch Co.,
Class A 2,251 32,009
Academy Sports & Outdoors,
Inc. *(d) 4,305 63,283
Advance Auto Parts, Inc. 2,418 356,123
American Eagle Outfitters, Inc. 5,742 78,723
America's Car-Mart, Inc. * 250 21,630
Asbury Automotive Group,
Inc. * 730 75,175
At Home Group, Inc. * 1,829 29,794
AutoNation, Inc. * 2,328 132,067
AutoZone, Inc. * 854 964,149
Bed Bath & Beyond, Inc. 4,724 93,535
Best Buy Co., Inc. 8,871 989,560
Boot Barn Holdings, Inc. * 1,179 37,752
Buckle, Inc. (The) 1,193 28,584
Burlington Stores, Inc. * 2,404 465,366
Caleres, Inc. 1,566 12,027
Camping World Holdings, Inc.,
Class A 1,129 29,851
CarMax, Inc. * 5,779 499,537
Carvana Co. * 2,091 387,567
Cato Corp. (The), Class A 819 5,012
Chico's FAS, Inc. 4,971 5,319
Children's Place, Inc. (The) 584 14,758
Citi Trends, Inc. 360 9,400
Conn's, Inc. * 599 5,613
Container Store Group, Inc.
(The) * 662 6,302
Designer Brands, Inc., Class A 2,541 11,003
Dick's Sporting Goods, Inc. 2,426 137,433
Envela Corp. * 201 812
Express, Inc. * 3,070 1,876
Five Below, Inc. * 2,177 290,281
Floor & Decor Holdings, Inc.,
Class A * 3,265 238,345
Foot Locker, Inc. 4,022 148,331
GameStop Corp., Class A *(d) 1,778 18,616
Gap, Inc. (The) 5,689 110,651
Genesco, Inc. * 498 8,825
Group 1 Automotive, Inc. 644 68,315
GrowGeneration Corp. * 991 16,550
Guess?, Inc. 1,536 18,094
Haverty Furniture Cos., Inc. 764 19,115
Hibbett Sports, Inc. * 686 25,938
Home Depot, Inc. (The) 40,572 10,820,958
Hudson Ltd., Class A * 1,279 9,772
Common Stocks
Shares Value ($)
Specialty Retail
L Brands, Inc. 8,964 286,938
Lithia Motors, Inc., Class A 997 228,881
Lowe's Cos., Inc. 28,812 4,555,177
Lumber Liquidators Holdings,
Inc. * 1,211 26,787
MarineMax, Inc. * 697 20,896
Michaels Cos., Inc. (The) * 2,930 23,762
Monro, Inc. 1,332 56,024
Murphy USA, Inc. * 903 110,428
National Vision Holdings, Inc. * 3,169 127,806
ODP Corp. (The) 2,224 43,368
OneWater Marine, Inc.,
Class A * 170 3,167
O'Reilly Automotive, Inc. * 2,721 1,187,989
Penske Automotive Group,
Inc. 1,326 67,838
Rent-A-Center, Inc. 1,869 57,752
Restoration Hardware
Holdings, Inc. * 548 183,706
Ross Stores, Inc. 13,213 1,125,351
Sally Beauty Holdings, Inc. * 4,089 34,225
Shoe Carnival, Inc. 457 14,158
Signet Jewelers Ltd. 2,070 46,120
Sleep Number Corp. * 1,067 67,605
Sonic Automotive, Inc.,
Class A 983 35,447
Sportsman's Warehouse
Holdings, Inc. * 1,410 18,358
Tiffany & Co. 4,421 578,444
Tilly's, Inc., Class A 725 4,451
TJX Cos., Inc. (The) 45,745 2,323,846
Tractor Supply Co. 4,284 570,672
Ulta Beauty, Inc. * 2,029 419,536
Urban Outfitters, Inc. * 2,735 61,100
Vroom, Inc. * 929 38,182
Williams-Sonoma, Inc. 3,018 275,272
Winmark Corp. 117 19,821
Zumiez, Inc. * 840 23,520
29,062,435
Technology Hardware, Storage & Peripherals 3.2%
3D Systems Corp. *(d) 4,785 27,227
Apple, Inc. 609,962 66,400,463
Avid Technology, Inc. * 1,381 12,871
Corsair Gaming, Inc. * 6,527 156,909
Dell Technologies, Inc.,
Class C * 9,416 567,408
Diebold Nixdorf, Inc. * 2,315 14,422
Eastman Kodak Co. *(d) 413 2,858
Hewlett Packard Enterprise
Co. 50,420 435,629
HP, Inc. 52,906 950,192
Immersion Corp. * 604 3,721
Intevac, Inc. * 698 3,685
NCR Corp. * 4,018 81,646
NetApp, Inc. 8,479 372,143
Pure Storage, Inc., Class A * 9,444 152,048
Quantum Corp. * 936 3,913
Super Micro Computer, Inc. * 1,822 41,396
Western Digital Corp. 11,304 426,500

44 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Xerox Holdings Corp. 7,336 127,500
69,780,531
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd. * 4,190 88,912
Carter's, Inc. 1,378 112,238
Columbia Sportswear Co. 1,113 83,019
Crocs, Inc. * 2,725 142,599
Deckers Outdoor Corp. * 1,111 281,494
Fossil Group, Inc. * 2,002 11,431
G-III Apparel Group Ltd. * 1,829 24,655
Hanesbrands, Inc. 12,374 198,850
Kontoor Brands, Inc. 2,014 66,261
Lakeland Industries, Inc. * 250 5,393
Lululemon Athletica, Inc. * 4,287 1,368,796
Movado Group, Inc. 709 7,735
NIKE, Inc., Class B 45,841 5,504,587
Oxford Industries, Inc. 664 27,337
PVH Corp. 2,749 160,239
Ralph Lauren Corp. 1,318 88,108
Rocky Brands, Inc. 205 5,515
Skechers USA, Inc., Class A * 5,317 168,602
Steven Madden Ltd. 3,342 80,241
Superior Group of Cos., Inc. 333 7,200
Tapestry, Inc. 10,916 242,663
Under Armour, Inc., Class A * 14,895 193,524
Unifi, Inc. * 623 9,339
Vera Bradley, Inc. * 1,033 6,549
VF Corp. 12,003 806,602
Wolverine World Wide, Inc. 3,212 85,664
9,777,553
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc. * 2,193 59,781
Bogota Financial Corp. * 230 1,817
Bridgewater Bancshares, Inc. * 1,062 11,799
Capitol Federal Financial, Inc. 5,511 63,266
Columbia Financial, Inc. * 2,193 26,733
ESSA Bancorp, Inc. 282 3,584
Essent Group Ltd. 4,376 174,384
Federal Agricultural Mortgage
Corp., Class C 462 29,841
Flagstar Bancorp, Inc. 1,428 41,912
FS Bancorp, Inc. 136 6,298
Greene County Bancorp, Inc. 93 2,097
Hingham Institution for
Savings 67 13,532
Home Bancorp, Inc. 343 8,657
HomeStreet, Inc. 932 28,957
Kearny Financial Corp. 3,199 26,872
Luther Burbank Corp. 1,038 9,788
Merchants Bancorp 286 6,172
Meridian Bancorp, Inc. 1,853 23,070
Meta Financial Group, Inc. 1,110 32,567
MGIC Investment Corp. 13,940 140,236
MMA Capital Holdings, Inc. * 167 4,188
Mr. Cooper Group, Inc. * 3,079 64,905
New York Community
Bancorp, Inc. 13,538 112,501
NMI Holdings, Inc., Class A * 3,225 69,305
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Northfield Bancorp, Inc. 1,850 18,796
Northwest Bancshares, Inc. 4,718 50,341
Oconee Federal Financial
Corp. 35 788
OP Bancorp 444 2,855
PCSB Financial Corp. 675 9,092
PDL Community Bancorp * 198 1,802
PennyMac Financial Services,
Inc. 1,484 75,417
Pioneer Bancorp, Inc. * 330 3,122
Premier Financial Corp. 1,351 24,304
Provident Bancorp, Inc. 253 2,181
Provident Financial Holdings,
Inc. 227 2,874
Provident Financial Services,
Inc. 2,849 38,661
Prudential Bancorp, Inc. 257 2,979
Radian Group, Inc. 7,908 141,949
Riverview Bancorp, Inc. 775 3,635
Rocket Cos., Inc., Class A *(d) 6,187 112,789
Security National Financial
Corp., Class A * 292 1,924
Southern Missouri Bancorp,
Inc. 369 9,402
Standard AVB Financial Corp. 122 4,004
Sterling Bancorp, Inc. 628 2,217
Territorial Bancorp, Inc. 261 5,536
TFS Financial Corp. 2,024 31,797
Timberland Bancorp, Inc. 229 4,362
TrustCo Bank Corp. 3,677 20,205
Walker & Dunlop, Inc. 1,187 74,639
Washington Federal, Inc. 3,057 65,084
Waterstone Financial, Inc. 1,002 16,914
Western New England
Bancorp, Inc. 759 4,372
WSFS Financial Corp. 1,257 39,834
1,734,137
Tobacco 0.3%
Altria Group, Inc. 69,531 2,508,678
Philip Morris International, Inc. 58,942 4,186,061
Turning Point Brands, Inc. 361 13,527
Universal Corp. 981 39,093
Vector Group Ltd. 4,656 42,788
6,790,147
Trading Companies & Distributors 0.2%
Air Lease Corp. 4,164 113,427
Alta Equipment Group, Inc. * 570 4,343
Applied Industrial
Technologies, Inc. 1,494 91,209
Beacon Roofing Supply, Inc. * 2,236 68,645
BMC Stock Holdings, Inc. * 2,126 84,168
CAI International, Inc. 633 16,679
DXP Enterprises, Inc. * 658 10,291
EVI Industries, Inc. * 171 4,995
Fastenal Co. 21,226 917,600
Foundation Building Materials,
Inc. * 869 12,653
GATX Corp. 999 68,212

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Trading Companies & Distributors
General Finance Corp. * 323 2,116
GMS, Inc. * 1,656 37,425
H&E Equipment Services, Inc. 1,268 26,679
HD Supply Holdings, Inc. * 5,770 229,992
Herc Holdings, Inc. * 989 43,872
Lawson Products, Inc. * 152 6,264
MRC Global, Inc. * 3,268 13,922
MSC Industrial Direct Co.,
Inc., Class A 754 52,524
Nesco Holdings, Inc. * 431 1,789
NOW, Inc. * 4,516 18,380
Rush Enterprises, Inc.,
Class A 1,871 66,064
SiteOne Landscape Supply,
Inc. * 1,646 196,680
Systemax, Inc. 569 16,177
Textainer Group Holdings
Ltd. * 1,795 25,956
Titan Machinery, Inc. * 780 11,692
Transcat, Inc. * 211 6,522
Triton International Ltd. 1,984 73,170
United Rentals, Inc. * 2,709 482,988
Univar Solutions, Inc. * 6,849 113,625
Veritiv Corp. * 598 8,611
Watsco, Inc. 1,262 282,865
WESCO International, Inc. * 1,508 62,190
Willis Lease Finance Corp. * 86 1,824
WW Grainger, Inc. 1,749 612,185
3,785,734
Transportation Infrastructure 0.0%
†
Macquarie Infrastructure Corp. 2,907 75,001
Water Utilities 0.1%
American States Water Co. 1,439 107,479
American Water Works Co.,
Inc. 7,051 1,061,246
Artesian Resources Corp.,
Class A 250 8,807
Cadiz, Inc. *(d) 669 6,389
California Water Service
Group 1,892 84,326
Consolidated Water Co. Ltd. 599 6,026
Essential Utilities, Inc. 8,758 360,830
Global Water Resources, Inc. 376 3,986
Middlesex Water Co. 675 43,294
Pure Cycle Corp. * 646 5,685
SJW Group 1,005 60,993
York Water Co. (The) 503 21,252
1,770,313
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. * 1,755 16,392
Gogo, Inc. * 2,029 16,313
Shenandoah
Telecommunications Co. 1,135 49,509
Spok Holdings, Inc. 906 8,226
Telephone and Data Systems,
Inc. 1,806 30,702
T-Mobile US, Inc. * 20,729 2,271,276
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
United States Cellular Corp. * 614 17,880
2,410,298
Total Common Stocks
(cost $995,864,025)
1,229,698,639
Convertible Bond 0.0%
†
Principal
Amount ($)
Pharmaceuticals 0.0%
†
Dermira, Inc., 3.00%,
5/15/2022 480,000 489,600
Total Convertible Bond
(cost $487,529)
489,600
Corporate Bonds 22.2%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
4.88%, 5/1/2025 3,150,000 3,431,988
2.75%, 2/1/2026 920,000 916,177
General Dynamics Corp. ,
3.25%, 4/1/2025 1,957,000 2,154,833
3.50%, 5/15/2025 2,050,000 2,279,720
Northrop Grumman Corp. ,
2.93%, 1/15/2025 4,370,000 4,730,946
Raytheon Technologies Corp. ,
3.15%, 12/15/2024(a) 150,000 162,182
13,675,846
Automobiles 0.1%
General Motors Co. ,
(ICE LIBOR USD 3
Month + 0.90%), 1.15%,
9/10/2021(e) 230,000 230,241
5.40%, 10/2/2023 130,000 143,777
6.13%, 10/1/2025 280,000 328,135
Nissan Motor Co. Ltd. ,
3.04%, 9/15/2023(a) 1,660,000 1,684,458
2,386,611
Banks 5.4%
Banco Santander Chile ,
2.50%, 12/15/2020(a) 1,880,000 1,878,120
Banco Santander SA ,
2.75%, 5/28/2025 4,400,000 4,630,596
Bank of America Corp. ,
2.63%, 4/19/2021 4,000,000 4,043,134
(ICE LIBOR USD 3 Month +
0.79%), 1.04%, 3/5/2024(e) 2,000,000 2,012,913
(ICE LIBOR USD 3
Month + 0.94%), 3.86%,
7/23/2024(e) 3,330,000 3,607,114
(SOFR + 1.15%), 1.32%,
6/19/2026(e) 410,000 412,027
Bank of Montreal ,
2.50%, 6/28/2024 1,360,000 1,442,850
1.85%, 5/1/2025 4,290,000 4,474,030

46 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Nova Scotia (The) ,
1.30%, 6/11/2025 2,320,000 2,363,483
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(e) 6,070,000 6,421,360
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(e) 450,000 465,306
Citigroup, Inc. ,
2.70%, 3/30/2021 7,000,000 7,069,510
(SOFR + 1.67%), 1.68%,
5/15/2024(e) 370,000 378,810
(SOFR + 2.75%), 3.11%,
4/8/2026(e) 4,350,000 4,694,640
Credit Agricole SA ,
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(e) 4,750,000 4,865,397
Credit Suisse Group Funding
Guernsey Ltd. ,
3.13%, 12/10/2020 500,000 501,380
HSBC Holdings plc ,
3.60%, 5/25/2023 3,280,000 3,523,867
(ICE LIBOR USD 3
Month + 1.00%), 1.27%,
5/18/2024(e) 3,450,000 3,453,543
Intesa Sanpaolo SpA ,
3.13%, 7/14/2022(a) 2,340,000 2,409,284
3.38%, 1/12/2023(a) 2,000,000 2,081,092
JPMorgan Chase & Co. ,
(SOFR + 1.46%), 1.51%,
6/1/2024(e) 1,030,000 1,052,264
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(e) 2,580,000 2,839,533
(SOFR + 1.85%), 2.08%,
4/22/2026(e) 5,760,000 6,022,598
Lloyds Banking Group plc ,
3.10%, 7/6/2021 2,000,000 2,037,147
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
1.33%, 6/15/2023(e) 1,990,000 2,006,048
3.90%, 3/12/2024 600,000 652,873
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
3.87%, 7/9/2025(e) 1,160,000 1,265,182
National Securities Clearing
Corp. ,
1.20%, 4/23/2023(a) 530,000 539,736
Nordea Bank Abp ,
4.88%, 5/13/2021(a) 500,000 511,067
1.00%, 6/9/2023(a) 460,000 465,837
Royal Bank of Canada ,
1.15%, 6/10/2025 980,000 996,191
Santander UK Group Holdings
plc ,
3.57%, 1/10/2023 500,000 515,521
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Standard Chartered plc ,
3.95%, 1/11/2023(a) 4,000,000 4,171,786
Sumitomo Mitsui Financial
Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.80%), 1.03%,
10/16/2023(e) 2,500,000 2,514,337
Svenska Handelsbanken AB ,
(ICE LIBOR USD 3
Month + 0.47%), 0.73%,
5/24/2021(e) 2,000,000 2,005,247
Toronto-Dominion Bank (The) ,
(ICE LIBOR USD 3
Month + 0.27%), 0.52%,
3/17/2021(e) 960,000 960,987
0.75%, 6/12/2023 1,890,000 1,902,628
1.15%, 6/12/2025 2,070,000 2,101,574
UniCredit SpA ,
6.57%, 1/14/2022(a) 3,690,000 3,904,466
US Bancorp ,
1.45%, 5/12/2025 6,230,000 6,420,312
Wells Fargo & Co. ,
(ICE LIBOR USD 3
Month + 1.23%), 1.44%,
10/31/2023(e) 4,000,000 4,054,181
(SOFR + 1.60%), 1.65%,
6/2/2024(e) 4,530,000 4,629,856
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 3,610,000 3,753,038
116,050,865
Beverages 0.4%
Coca-Cola Co. (The) ,
2.95%, 3/25/2025 2,630,000 2,890,306
1.45%, 6/1/2027 250,000 256,301
Constellation Brands, Inc. ,
(ICE LIBOR USD 3
Month + 0.70%), 0.98%,
11/15/2021(e) 3,625,000 3,625,858
PepsiCo, Inc. ,
0.75%, 5/1/2023 740,000 747,369
2.25%, 3/19/2025 1,040,000 1,108,030
2.63%, 3/19/2027 10,000 10,944
8,638,808
Biotechnology 0.4%
AbbVie, Inc. ,
2.60%, 11/21/2024(a) 2,000,000 2,128,155
2.95%, 11/21/2026(a) 4,000,000 4,367,723
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 1,000,000 1,089,096
7,584,974
Building Products 0.1%
Carrier Global Corp. ,
1.92%, 2/15/2023(a) 730,000 752,088
2.24%, 2/15/2025(a) 1,950,000 2,036,475
2,788,563

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets 1.6%
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 5,620,000 5,823,538
Credit Suisse AG ,
3.63%, 9/9/2024 2,830,000 3,129,162
2.95%, 4/9/2025 2,490,000 2,714,831
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 3,780,000 4,161,364
3.75%, 5/22/2025 7,300,000 8,113,571
Morgan Stanley ,
(SOFR + 1.99%), 2.19%,
4/28/2026(e) 4,940,000 5,173,903
UBS Group AG ,
3.49%, 5/23/2023(a) 1,000,000 1,042,595
(ICE LIBOR USD 3
Month + 0.95%), 1.23%,
8/15/2023(a)(e) 2,100,000 2,116,651
(ICE LIBOR USD 3
Month + 0.95%), 2.86%,
8/15/2023(a)(e) 2,600,000 2,693,972
USAA Capital Corp. ,
1.50%, 5/1/2023(a) 150,000 153,878
35,123,465
Chemicals 0.2%
Equate Petrochemical BV ,
3.00%, 3/3/2022(a) 1,990,000 2,016,865
OCP SA ,
Reg. S, 4.50%, 10/22/2025 2,200,000 2,326,223
4,343,088
Consumer Finance 0.3%
American Express Co. ,
(ICE LIBOR USD 3
Month + 0.60%), 0.85%,
11/5/2021(e) 2,500,000 2,511,675
Caterpillar Financial Services
Corp. ,
1.45%, 5/15/2025 2,410,000 2,484,361
General Motors Financial Co.,
Inc. ,
3.55%, 7/8/2022 1,500,000 1,558,035
Park Aerospace Holdings Ltd. ,
5.25%, 8/15/2022(a) 185,000 190,528
6,744,599
Diversified Financial Services 0.2%
Shell International Finance
BV ,
(ICE LIBOR USD 3
Month + 0.40%), 0.65%,
11/13/2023(e) 3,170,000 3,174,322
2.88%, 5/10/2026 830,000 916,629
4,090,951
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
3.40%, 5/15/2025 2,927,000 3,225,816
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
CCO Holdings LLC ,
4.50%, 8/15/2030(a) 2,570,000 2,669,587
Verizon Communications, Inc. ,
3.38%, 2/15/2025 5,680,000 6,303,460
2.63%, 8/15/2026 580,000 630,730
12,829,593
Electric Utilities 0.7%
Duke Energy Carolinas LLC ,
2.50%, 3/15/2023 1,000,000 1,046,625
Duke Energy Corp. ,
3.55%, 9/15/2021 2,300,000 2,345,967
2.40%, 8/15/2022 1,000,000 1,032,777
FirstEnergy Corp. ,
Series A, 2.85%, 7/15/2022 2,855,000 2,930,357
Series B, 4.25%, 3/15/2023 2,162,000 2,278,134
Series A, 1.60%, 1/15/2026 940,000 915,637
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 1,790,000 1,790,213
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara ,
5.45%, 5/21/2028(a) 1,830,000 2,143,387
14,483,097
Energy Equipment & Services 0.0%
†
Halliburton Co. ,
3.25%, 11/15/2021 767,000 782,102
Food & Staples Retailing 0.1%
Walmart, Inc. ,
3.40%, 6/26/2023 120,000 129,428
3.55%, 6/26/2025 1,160,000 1,311,760
1,441,188
Food Products 0.2%
Cargill, Inc. ,
3.25%, 3/1/2023(a) 1,520,000 1,613,528
1.38%, 7/23/2023(a) 330,000 337,430
Hershey Co. (The) ,
0.90%, 6/1/2025 400,000 404,109
Mondelez International
Holdings Netherlands BV ,
2.13%, 9/19/2022(a) 210,000 216,378
Mondelez International, Inc. ,
2.13%, 4/13/2023 120,000 124,371
1.50%, 5/4/2025 930,000 954,999
Tyson Foods, Inc. ,
2.25%, 8/23/2021 1,000,000 1,012,991
4,663,806
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co. ,
3.36%, 6/6/2024 1,000,000 1,078,018
Health Care Providers & Services 1.3%
Aetna, Inc. ,
2.75%, 11/15/2022 930,000 965,025
Anthem, Inc. ,
2.50%, 11/21/2020 2,200,000 2,202,420

48 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Corp. ,
(ICE LIBOR USD 3
Month + 0.89%), 1.13%,
7/15/2023(e) 6,060,000 6,122,648
3.75%, 7/15/2023 20,000 21,646
3.25%, 4/15/2025 1,010,000 1,105,829
4.13%, 11/15/2025 4,440,000 5,080,470
CVS Health Corp. ,
(ICE LIBOR USD 3 Month +
0.72%), 0.96%, 3/9/2021(e) 380,000 380,751
3.70%, 3/9/2023 983,000 1,052,184
4.10%, 3/25/2025 3,654,000 4,121,853
3.88%, 7/20/2025 1,170,000 1,313,366
Humana, Inc. ,
2.50%, 12/15/2020 610,000 611,424
3.15%, 12/1/2022 1,500,000 1,571,250
4.50%, 4/1/2025 260,000 297,914
UnitedHealth Group, Inc. ,
2.88%, 12/15/2021 1,000,000 1,026,724
2.38%, 10/15/2022 50,000 51,953
3.50%, 6/15/2023 120,000 129,676
3.75%, 7/15/2025 1,650,000 1,873,333
1.25%, 1/15/2026 240,000 244,712
28,173,178
Hotels, Restaurants & Leisure 0.4%
Marriott International, Inc. ,
Series Y, (ICE LIBOR USD
3 Month + 0.60%), 0.85%,
12/1/2020(e) 290,000 289,831
(ICE LIBOR USD 3 Month +
0.65%), 0.90%, 3/8/2021(e) 300,000 299,292
McDonald's Corp. ,
2.63%, 1/15/2022 400,000 410,910
3.30%, 7/1/2025 4,670,000 5,170,080
1.45%, 9/1/2025 240,000 246,918
3.70%, 1/30/2026 80,000 90,261
Sands China Ltd. ,
4.60%, 8/8/2023 1,810,000 1,927,089
8,434,381
Household Products 0.2%
Procter & Gamble Co. (The) ,
2.45%, 11/3/2026 1,220,000 1,336,193
2.80%, 3/25/2027 60,000 66,588
Reckitt Benckiser Treasury
Services plc ,
(ICE LIBOR USD 3
Month + 0.56%), 0.78%,
6/24/2022(a)(e) 2,100,000 2,107,791
3,510,572
Industrial Conglomerates 0.6%
3M Co. ,
(ICE LIBOR USD 3
Month + 0.30%), 0.56%,
2/14/2024(e) 3,600,000 3,597,842
General Electric Co. ,
3.15%, 9/7/2022 7,000,000 7,306,860
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Honeywell International, Inc. ,
1.35%, 6/1/2025 2,410,000 2,474,095
13,378,797
Insurance 0.1%
American International Group,
Inc. ,
2.50%, 6/30/2025 200,000 214,623
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 150,000 151,537
MassMutual Global Funding II ,
0.85%, 6/9/2023(a) 2,320,000 2,342,114
New York Life Global Funding ,
0.95%, 6/24/2025(a) 300,000 301,678
Principal Life Global Funding
II ,
1.25%, 6/23/2025(a) 140,000 142,322
3,152,274
Interactive Media & Services 0.1%
Alphabet, Inc. ,
0.45%, 8/15/2025 930,000 924,465
Tencent Holdings Ltd. ,
Reg. S, 2.99%, 1/19/2023 1,980,000 2,061,933
2,986,398
Internet & Direct Marketing Retail 0.3%
Amazon.com, Inc. ,
1.20%, 6/3/2027 3,150,000 3,178,351
Prosus NV ,
Reg. S, 4.85%, 7/6/2027 2,000,000 2,288,900
5,467,251
IT Services 0.5%
PayPal Holdings, Inc. ,
1.35%, 6/1/2023 300,000 306,699
1.65%, 6/1/2025 5,460,000 5,650,965
Visa, Inc. ,
3.15%, 12/14/2025 3,870,000 4,304,562
10,262,226
Media 1.0%
Charter Communications
Operating LLC ,
(ICE LIBOR USD 3 Month +
1.65%), 1.90%, 2/1/2024(e) 6,700,000 6,867,202
4.91%, 7/23/2025 460,000 529,892
Comcast Corp. ,
(ICE LIBOR USD 3
Month + 0.63%), 0.87%,
4/15/2024(e) 5,200,000 5,256,354
3.10%, 4/1/2025 2,300,000 2,525,796
3.95%, 10/15/2025 1,870,000 2,142,534
Fox Corp. ,
3.05%, 4/7/2025 3,610,000 3,931,375
3.50%, 4/8/2030 430,000 480,925
21,734,078

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining 0.3%
Glencore Finance Canada
Ltd. ,
4.25%, 10/25/2022(a)(c) 1,000,000 1,059,930
Glencore Funding LLC ,
3.00%, 10/27/2022(a) 1,240,000 1,282,904
4.13%, 3/12/2024(a) 2,000,000 2,162,037
Southern Copper Corp. ,
3.88%, 4/23/2025 1,860,000 2,052,207
Vale Overseas Ltd. ,
6.88%, 11/21/2036 520,000 698,105
7,255,183
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 40,000 42,409
Target Corp. ,
2.25%, 4/15/2025 2,750,000 2,935,258
2,977,667
Multi-Utilities 0.1%
Consolidated Edison, Inc. ,
2.00%, 5/15/2021 1,100,000 1,108,590
Oil, Gas & Consumable Fuels 2.7%
Apache Corp. ,
3.25%, 4/15/2022 1,000,000 972,500
BP Capital Markets America,
Inc. ,
(ICE LIBOR USD 3
Month + 0.65%), 0.88%,
9/19/2022(e) 1,000,000 1,001,125
2.94%, 4/6/2023 2,000,000 2,112,158
3.19%, 4/6/2025 370,000 404,676
BP Capital Markets plc ,
(ICE LIBOR USD 3
Month + 0.87%), 1.11%,
9/16/2021(e) 590,000 593,525
3.56%, 11/1/2021 2,200,000 2,268,721
Chevron Corp. ,
1.55%, 5/11/2025 5,240,000 5,407,672
Cimarex Energy Co. ,
4.38%, 6/1/2024 2,010,000 2,145,833
CNOOC Finance 2015 USA
LLC ,
4.38%, 5/2/2028 1,840,000 2,147,519
Continental Resources, Inc. ,
3.80%, 6/1/2024 1,800,000 1,676,250
Devon Energy Corp. ,
5.85%, 12/15/2025 2,220,000 2,477,831
Diamondback Energy, Inc. ,
2.88%, 12/1/2024 1,490,000 1,508,386
5.38%, 5/31/2025 230,000 237,981
Ecopetrol SA ,
5.88%, 9/18/2023 1,050,000 1,151,063
5.38%, 6/26/2026 1,000,000 1,101,260
Energy Transfer Operating LP ,
2.90%, 5/15/2025 2,270,000 2,284,107
Energy Transfer Partners LP ,
4.50%, 11/1/2023 80,000 84,485
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enterprise Products Operating
LLC ,
2.80%, 2/15/2021 5,280,000 5,319,244
3.90%, 2/15/2024 500,000 545,158
3.75%, 2/15/2025 900,000 997,537
Exxon Mobil Corp. ,
1.57%, 4/15/2023 1,010,000 1,037,724
2.99%, 3/19/2025 4,800,000 5,220,526
KazMunayGas National Co.
JSC ,
4.75%, 4/24/2025(a) 500,000 555,786
Lukoil International Finance
BV ,
4.75%, 11/2/2026(a) 1,860,000 2,076,095
MPLX LP ,
(ICE LIBOR USD 3 Month +
1.10%), 1.34%, 9/9/2022(e) 4,350,000 4,350,448
Occidental Petroleum Corp. ,
(ICE LIBOR USD 3
Month + 1.45%), 1.73%,
8/15/2022(e) 2,530,000 2,340,250
Petrobras Global Finance BV ,
5.30%, 1/27/2025 150,000 167,252
5.75%, 2/1/2029 300,000 333,798
Petroleos del Peru SA ,
4.75%, 6/19/2032(a) 1,970,000 2,147,694
Sinopec Group Overseas
Development 2014 Ltd. ,
4.38%, 4/10/2024(a) 2,120,000 2,334,650
Western Midstream Operating
LP ,
(ICE LIBOR USD 3
Month + 1.85%), 2.07%,
1/13/2023(e) 420,000 390,741
Williams Cos., Inc. (The) ,
4.55%, 6/24/2024 2,110,000 2,327,430
57,719,425
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
5.75%, 7/14/2026(a) 2,010,000 2,298,455
Pharmaceuticals 0.9%
AstraZeneca plc ,
(ICE LIBOR USD 3
Month + 0.67%), 0.95%,
8/17/2023(e) 2,186,000 2,199,317
Bristol-Myers Squibb Co. ,
2.25%, 8/15/2021 1,845,000 1,874,045
2.60%, 5/16/2022 1,830,000 1,893,333
2.90%, 7/26/2024 150,000 161,841
3.88%, 8/15/2025 1,830,000 2,084,323
Elanco Animal Health, Inc. ,
4.91%, 8/27/2021(c) 666,000 680,985
Eli Lilly & Co. ,
2.35%, 5/15/2022 400,000 412,367
GlaxoSmithKline Capital plc ,
(ICE LIBOR USD 3
Month + 0.35%), 0.61%,
5/14/2021(e) 1,500,000 1,502,830

50 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Merck & Co., Inc. ,
0.75%, 2/24/2026 440,000 438,632
1.45%, 6/24/2030 260,000 260,122
Pfizer, Inc. ,
0.80%, 5/28/2025 2,470,000 2,478,401
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 4,680,000 4,438,606
18,424,802
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
2.25%, 11/15/2023 510,000 529,769
4.70%, 4/15/2025 4,110,000 4,670,330
3.15%, 11/15/2025 630,000 679,146
Micron Technology, Inc. ,
2.50%, 4/24/2023 320,000 332,926
NXP BV ,
2.70%, 5/1/2025(a) 4,630,000 4,928,444
QUALCOMM, Inc. ,
(ICE LIBOR USD 3
Month + 0.73%), 0.94%,
1/30/2023(e) 2,700,000 2,726,543
Texas Instruments, Inc. ,
1.75%, 5/4/2030 110,000 112,142
13,979,300
Software 0.1%
Oracle Corp. ,
2.50%, 4/1/2025 2,090,000 2,238,685
Specialty Retail 0.4%
Home Depot, Inc. (The) ,
(ICE LIBOR USD 3 Month +
0.31%), 0.56%, 3/1/2022(e) 1,000,000 1,003,047
3.25%, 3/1/2022 1,000,000 1,039,478
2.50%, 4/15/2027 20,000 21,637
Lowe's Cos., Inc. ,
3.12%, 4/15/2022 3,000,000 3,100,350
TJX Cos., Inc. (The) ,
3.50%, 4/15/2025 2,300,000 2,554,254
7,718,766
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
1.55%, 8/4/2021 1,070,000 1,078,852
1.13%, 5/11/2025 2,830,000 2,884,477
3,963,329
Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc. ,
2.40%, 3/27/2025 3,010,000 3,231,046
Thrifts & Mortgage Finance 0.1%
BPCE SA ,
3.00%, 5/22/2022(a) 2,770,000 2,868,336
Tobacco 0.4%
Altria Group, Inc. ,
3.80%, 2/14/2024 1,200,000 1,306,204
2.35%, 5/6/2025 2,090,000 2,203,911
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Altria Group, Inc.,
4.40%, 2/14/2026 840,000 968,326
BAT Capital Corp. ,
(ICE LIBOR USD 3
Month + 0.88%), 1.16%,
8/15/2022(e) 40,000 40,208
Philip Morris International,
Inc. ,
1.13%, 5/1/2023 2,420,000 2,462,333
1.50%, 5/1/2025 260,000 267,488
0.88%, 5/1/2026 1,840,000 1,830,127
9,078,597
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.38%, 7/1/2025 260,000 266,243
International Lease Finance
Corp. ,
5.88%, 8/15/2022 2,600,000 2,776,620
3,042,863
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(a) 3,460,000 3,790,810
Vodafone Group plc ,
(ICE LIBOR USD 3
Month + 0.99%), 1.22%,
1/16/2024(e) 4,349,000 4,392,938
8,183,748
Total Corporate Bonds
(cost $468,747,478)
477,893,521
Exchange Traded Fund 0.0%
†
Shares
Equity Funds 0.0%
†
SPDR S&P 500 ETF Trust 66 21,552
Total Exchange Traded Fund
(cost $18,923)
21,552
Foreign Government Securities 1.8%
Principal
Amount ($)
ARGENTINA 0.1%
Argentine Republic ,
1.00%, 7/9/2029 103,130 42,386
0.12%, 7/9/2030(c) 2,968,200 1,083,393
Provincia de Buenos Aires ,
6.50%, 2/15/2023(a) 1,200,000 390,000
1,515,779
COLOMBIA 0.1%
Republic of Colombia ,
4.38%, 7/12/2021 3,070,000 3,142,974

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 51
Foreign Government Securities
Principal
Amount ($) Value ($)
EGYPT 0.0%
†
Arab Republic of Egypt ,
Reg. S, 6.59%, 2/21/2028 1,220,000 1,226,344
INDONESIA 0.2%
Republic of Indonesia ,
3.75%, 4/25/2022(a) 1,200,000 1,247,400
2.95%, 1/11/2023 2,490,000 2,591,303
3,838,703
ISRAEL 0.1%
State of Israel Government
Bond ,
2.88%, 3/16/2026 2,000,000 2,197,560
KUWAIT 0.1%
State of Kuwait ,
2.75%, 3/20/2022(a) 900,000 923,729
3.50%, 3/20/2027(a) 1,260,000 1,423,926
2,347,655
MEXICO 0.3%
Mex Bonos Desarr Fix Rt ,
8.00%, 11/7/2047 MXN 53,130,000 2,726,070
United Mexican States ,
4.00%, 10/2/2023 3,060,000 3,324,690
6,050,760
PERU 0.1%
Republic of Peru ,
2.39%, 1/23/2026 2,100,000 2,206,050
QATAR 0.2%
State of Qatar ,
2.38%, 6/2/2021(a) 500,000 504,785
Reg. S, 3.88%, 4/23/2023 2,220,000 2,380,950
3.38%, 3/14/2024(a) 760,000 818,961
3,704,696
RUSSIA 0.2%
Russian Federation ,
6.90%, 5/23/2029 RUB 121,670,000 1,627,275
7.65%, 4/10/2030 144,850,000 2,026,236
7.25%, 5/10/2034 2,250,000 30,575
3,684,086
SAUDI ARABIA 0.1%
Kingdom of Saudi Arabia ,
4.50%, 4/17/2030(a) 1,450,000 1,734,841
SENEGAL 0.1%
Republic of Senegal ,
6.25%, 5/23/2033(a) 1,260,000 1,281,420
UNITED ARAB EMIRATES 0.2%
United Arab Emirates
Government Bond ,
2.50%, 10/11/2022(a) 1,400,000 1,448,628
0.75%, 9/2/2023(a) 630,000 629,782
Foreign Government Securities
Principal
Amount ($) Value ($)
UNITED ARAB EMIRATES
United Arab Emirates
Government Bond
(continued)
4.13%, 10/11/2047(a) 1,970,000 2,421,721
4,500,131
Total Foreign Government Securities
(cost $36,768,892)
37,430,999
Mortgage-Backed Securities 3.7%
FHLMC Gold Pool
Pool# G61374
4.50%, 4/1/2048 385,442 423,256
Pool# G67721
4.50%, 4/1/2049 288,371 317,841
FHLMC UMBS Pool
Pool# ZM6115
4.50%, 4/1/2048 235,577 254,931
Pool# ZM6138
4.50%, 4/1/2048 197,174 213,599
Pool# ZM6880
4.50%, 6/1/2048 168,703 182,595
Pool# ZT0474
4.50%, 8/1/2048 54,038 58,997
Pool# ZA6342
4.50%, 3/1/2049 614,374 677,078
Pool# RA1084
4.50%, 7/1/2049 404,742 444,918
Pool# SD0291
5.00%, 3/1/2050 971,950 1,066,245
Pool# RA2389
4.50%, 4/1/2050 354,534 383,642
Pool# RA2608
4.50%, 5/1/2050 348,354 377,691
FNMA Pool
Pool# BL5547
2.68%, 1/1/2035 300,000 328,389
Pool# BM6224
2.79%, 1/1/2035(b) 737,478 815,395
Pool# BL5767
2.68%, 2/1/2035 200,000 218,958
FNMA UMBS Pool
Pool# AL9546
3.50%, 11/1/2046 468,889 508,362
Pool# BE3776
4.50%, 7/1/2047 734,363 795,626
Pool# CA0148
4.50%, 8/1/2047 152,927 165,337
Pool# CA0717
4.50%, 11/1/2047 672,838 727,598
Pool# CA1565
4.50%, 4/1/2048 200,249 217,221
Pool# BJ2763
4.50%, 5/1/2048 1,808,168 1,964,918
Pool# BM4014
4.50%, 5/1/2048 59,454 64,911
Pool# BJ9257
4.50%, 6/1/2048 317,387 351,741

52 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1909
4.50%, 6/1/2048 94,780 102,535
Pool# CA2047
4.50%, 7/1/2048 483,288 535,950
Pool# CA2055
4.50%, 7/1/2048 242,315 261,656
Pool# FM3469
3.50%, 8/1/2048 1,251,215 1,336,918
Pool# CA2199
4.50%, 8/1/2048 756,861 830,466
Pool# CA2205
4.50%, 8/1/2048 303,650 328,305
Pool# CA2251
5.00%, 8/1/2048 119,439 131,237
Pool# BK4814
4.50%, 9/1/2048 190,918 206,339
Pool# CA2482
4.50%, 10/1/2048 614,864 679,936
Pool# BK7603
4.50%, 10/1/2048 120,394 131,443
Pool# CA2419
4.50%, 10/1/2048 44,165 47,703
Pool# FM3141
3.50%, 11/1/2048 1,291,233 1,373,674
Pool# BN1623
4.50%, 11/1/2048 399,301 442,521
Pool# MA3527
5.00%, 11/1/2048 750,625 824,770
Pool# BN0302
4.50%, 12/1/2048 804,158 877,963
Pool# BM5317
4.50%, 1/1/2049 275,089 300,331
Pool# BM5629
4.50%, 2/1/2049 120,081 131,871
Pool# FM1458
4.50%, 4/1/2049 62,116 67,124
Pool# FM1263
4.50%, 7/1/2049 178,210 193,528
Pool# CA4033
4.50%, 8/1/2049 409,797 446,358
Pool# FM3572
4.50%, 9/1/2049 3,196,982 3,552,967
Pool# FM1539
4.50%, 9/1/2049 178,531 192,905
Pool# FM1727
5.00%, 9/1/2049 1,671,118 1,880,363
Pool# FM3154
5.00%, 9/1/2049 77,765 85,374
Pool# FM1671
4.50%, 10/1/2049 473,561 519,181
Pool# FM3002
4.50%, 11/1/2049 2,432,781 2,655,888
Pool# FM3155
5.00%, 12/1/2049 76,466 83,859
Pool# FM2378
4.50%, 1/1/2050 340,061 369,290
Pool# FM0062
3.50%, 2/1/2050 7,123,239 7,636,480
Pool# CA5379
4.50%, 3/1/2050 370,917 412,225
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM2761
5.00%, 3/1/2050 602,211 661,669
Pool# BP2389
4.50%, 4/1/2050 99,277 107,278
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 11/25/2035 17,100,000
17,730,563
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 11/25/2050 7,400,000 7,629,227
4.50%, 11/25/2050 700,000 756,957
2.00%, 12/25/2050 2,400,000 2,468,906
GNMA II Pool
Pool# MA5193
4.50%, 5/20/2048 732,442 793,637
Pool# MA5399
4.50%, 8/20/2048 1,421,391 1,533,611
Pool# MA5530
5.00%, 10/20/2048 72,758 79,438
Pool# MA5597
5.00%, 11/20/2048 679,653 737,742
Pool# MA5711
4.50%, 1/20/2049 276,223 297,249
Pool# MA5712
5.00%, 1/20/2049 478,413 519,284
Pool# MA5819
5.00%, 3/20/2049 769,060 833,713
Pool# MA6342
5.00%, 12/20/2049 1,301,310 1,409,107
Pool# BS1728
4.00%, 1/20/2050 98,742 107,591
Pool# MA6413
5.00%, 1/20/2050 810,528 877,671
Pool# BM7534
3.50%, 2/20/2050 195,770 207,775
Pool# BS1742
4.00%, 2/20/2050 97,302 105,568
Pool# MA6477
4.50%, 2/20/2050 523,225 560,983
Pool# BS1757
4.00%, 3/20/2050 99,041 108,405
Pool# MA6544
4.50%, 3/20/2050 369,126 395,301
Pool# BS8420
4.00%, 4/20/2050 394,864 428,816
Pool# MA6603
5.00%, 4/20/2050 756,728 820,092
GNMA TBA
2.00%, 11/15/2050 900,000 934,066
2.50%, 12/15/2050 2,000,000 2,089,688
Total Mortgage-Backed Securities
(cost $79,178,284)
79,392,746

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 53
Rights 0.0%
†
Number of
Rights Value ($)
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 5,788 998
Alder Biopharmaceuticals,
Inc., CVR*^∞(d) 3,287 0
CONTRA ADURO BIOTECH
I, CVR*∞ 429 0
Oncternal Therapeutics, Inc.,
CVR*∞ 31 64
Progenics Pharmaceuticals,
Inc., CVR*^∞ 3,700 0
Stemline Therapeutics, Inc.,
CVR*^∞ 1,519 0
1,062
Capital Markets 0.0%
†
HC2 Holdings 2,
Inc.11/20/2020*∞(d) 1,401 0
Pharmaceuticals 0.0%
†
Dova Pharmaceuticals, Inc.,
CVR*^∞ 375 0
Elanco Animal Health, Inc.,
CVR*^∞ 2,818 0
0
Total Rights
(cost $12,127) 1,062
U.S. Government Agency Security 0.1%
Principal
Amount ($)
FNMA, 0.38%, 8/25/2025 2,710,000 2,690,457
Total U.S. Government Agency Security
(cost $2,697,767)
2,690,457
U.S. Treasury Obligations 4.9%
U.S. Treasury Bonds
1.13%, 8/15/2040 5,550,000 5,256,891
3.00%, 2/15/2049 280,000 368,309
0.00%, 5/15/2049 4,350,000 2,672,894
2.00%, 2/15/2050 5,500,000 5,953,750
1.25%, 5/15/2050 12,520,000 11,303,213
1.38%, 8/15/2050 7,810,000 7,280,384
U.S. Treasury Inflation Linked
Bonds
2.13%, 2/15/2040 (f) 1,440,000 2,604,498
2.13%, 2/15/2041 (f) 700,000 1,264,944
1.38%, 2/15/2044 (f)(g) 4,290,000 6,659,505
0.75%, 2/15/2045 (f) 910,000 1,246,998
1.00%, 2/15/2046 (f) 1,830,000 2,638,342
1.00%, 2/15/2049 (f) 10,080,000 14,103,967
U.S. Treasury Notes
0.13%, 6/30/2022 300,000 299,883
1.75%, 7/15/2022 70,000 71,909
0.25%, 7/31/2025 210,000 208,893
2.13%, 5/31/2026 1,730,000 1,887,389
0.50%, 6/30/2027 26,850,000 26,652,820
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
0.63%, 5/15/2030 15,610,000 15,278,287
Total U.S. Treasury Obligations
(cost $101,289,086)
105,752,876
Warrants 0.0%
†
Number of
Warrants
Oil, Gas & Consumable Fuels 0.0%
†
Occidental Petroleum Corp.,
expiring 8/3/2027 * 3,405 8,410
Whiting Petroleum Corp.,
expiring 9/1/2024 * 163 464
Whiting Petroleum Corp.,
expiring 9/1/2025 * 81 241
Total Warrants (cost $16,855) 9,115
Short-Term Investments 0.0%
†
Shares
Money Market Funds 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.02%(h)(i) 520,427 520,427
Total Short-Term Investments
(cost $520,427)
520,427
Repurchase Agreements 0.2%
Principal
Amount ($)
BNP Paribas Securities
Corp.
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price
$5,340,657, collateralized
by U.S. Treasury
Note, 1.63%, maturing
11/15/2022; total market
value $5,459,055. (i)(j) 5,340,629 5,340,629
Total Repurchase Agreements
(cost $5,340,629)
5,340,629
Total Investments
(cost $1,937,785,974) — 101.3%
2,185,181,942
Liabilities in excess of other
assets — (1.3)% (29,032,293)
NET ASSETS — 100.0%
$ 2,156,149,649
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.

54 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$296,929,543 which represents 13.77% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at October 31, 2020.
(d) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $5,541,366, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $520,427 and $5,340,629,
respectively, a total value of $5,861,056.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2020.
(f) Principal amounts are not adjusted for inflation.
(g) Security or a portion of the security was used to cover the margin requirement for swaps contracts.
(h) Represents 7-day effective yield as of October 31, 2020.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $5,861,056.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
CVR Contingent Value Rights
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
MXN Mexican Peso
RUB Russia Ruble
USD United States Dollar
Centrally Cleared Credit default swap contracts outstanding - sell protection as of October 31, 2020
1
:
Reference
Obligation/Index
Financing
Rate
Received
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
35-V1 5.00 Quarterly 12/20/2025 4.23 USD 16,285,000 675,971 (26,214) 649,757
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 0.91 USD 57,923,000 342,295 (35,488) 306,807
1,018,266 (61,702) 956,564
1 The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 55
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Centrally Cleared Interest rate swap contracts outstanding as of October 31, 2020 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
3 Month LIBOR
quarterly
0.45%
semi-annually Rec 5/15/2027 USD 70,366,000 (95,241) 738,197 642,956
3 Month LIBOR
quarterly
0.85%
semi-annually Rec 11/2/2030 USD 9,634,000 12,503 16,500 29,003
3 Month LIBOR
quarterly
0.90%
semi-annually Rec 3/17/2050 USD 2,254,000 (67) 227,663 227,596
3 Month LIBOR
quarterly
1.20%
semi-annually Rec 10/7/2050 USD 1,661,000 (725) 42,025 41,300
(83,530) 1,024,385 940,855
3 Month LIBOR
quarterly
0.19%
semi-annually Pay 6/15/2022 USD 13,515,000 (53) (7,839) (7,892)
3 Month LIBOR
quarterly
0.44%
semi-annually Pay 11/2/2025 USD 9,726,000 117 (2,905) (2,788)
3 Month LIBOR
quarterly
1.29%
semi-annually Pay 11/2/2050 USD 1,764,000 3,589 (7,217) (3,628)
3,653 (17,961) (14,308)
(79,877) 1,006,424 926,547
– – –
Currency:
USD United States dollar
OTC Total return swap contracts outstanding as of October 31, 2020 :
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($) *
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Dunkin'
Brands
Group, Inc.
1 month USD
LIBOR + 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 612,209 — — —
Fitbit, Inc. 1 month USD
LIBOR + 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 595,043 — 5,922 5,922
Fitbit, Inc. 1 month USD
LIBOR + 0.29
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 76,085 — 754 754
Fitbit, Inc. 1 month USD
LIBOR + 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 73,394 — 730 730

56 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Lennar Corp. Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.25% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 329,066 — 56,142 56,142
Live Nation Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.27% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 90,852 — 9,304 9,304
MyoKardia,
Inc.
1 month USD
LIBOR + 0.20
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 794,208 — 6,616 6,616
PNM
Resources,
Inc.
1 month USD
LIBOR + 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 964,998 — 1,356 1,356
Sirius XM
Holdings, Inc.
Decreases in
total return
of reference
entity
1 month USD
LIBOR +
0.73% and
increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 498,456 — 9,301 9,301
— 90,125 90,125
Cincinnati
Bell, Inc.
1 month USD
LIBOR + 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 73,544 — (349) (349)
Cincinnati
Bell, Inc.
1 month USD
LIBOR + 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 270,497 — (1,277) (1,277)
Lennar Corp. 1 month USD
LIBOR + 0.20
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 355,145 — (61,174) (61,174)
Liberty Media
Corp-Liberty
SiriusXM
1 month USD
LIBOR + 0.20
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 49,545 — (177) (177)
Liberty Media
Corp-Liberty
SiriusXM
1 month USD
LIBOR + 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 527,744 — (1,872) (1,872)

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 57
Reference
Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
Upfront
Payments
(Receipts)
($)*
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Maxim
Integrated
Products, Inc.
1 month USD
LIBOR + 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 101,665 — (5,560) (5,560)
Maxim
Integrated
Products, Inc.
1 month USD
LIBOR + 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 428,980 — (23,447) (23,447)
Russell 3000
Index
1 month USD
LIBOR + 0.32
decreases in
total return
of reference
index
Increases in
total return
of reference
index
Monthly Citigroup
Global
Markets Ltd.
12/10/2020 USD 452,130,017 — (23,543,109) (23,543,109)
Russell 3000
Index
1 month USD
LIBOR + 0.20
decreases in
total return
of reference
index
Increases in
total return
of reference
index
Monthly Bank of
America NA
6/10/2021 USD 44,194,651 — (2,298,832) (2,298,832)
Russell 3000
Index
1 month USD
LIBOR + 0.20
decreases in
total return
of reference
index
Increases in
total return
of reference
index
Monthly Citigroup
Global
Markets Ltd.
6/10/2021 USD 186,179,611 — (9,684,329) (9,684,329)
Russell 3000
Index
1 month USD
LIBOR + 0.23
decreases in
total return
of reference
index
Increases in
total return
of reference
index
Monthly Citigroup
Global
Markets Ltd.
6/10/2021 USD 292,279,837 — (15,207,041) (15,207,041)
Willis Towers
Watson plc
1 month USD
LIBOR + 0.25
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 76,250 — (12,027) (12,027)
Willis Towers
Watson plc
1 month USD
LIBOR + 0.15
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 769,651 — (121,369) (121,369)
Willis Towers
Watson plc
1 month USD
LIBOR + 0.60
decreases in
total return
of reference
entity
Increases in
total return
of reference
entity
Monthly Morgan
Stanley
Capital
Services,
Inc.
4/19/2021 USD 112,859 — (17,813) (17,813)
— (50,978,376) (50,978,376)
— (50,888,251) (50,888,251)
* There are no upfront payments (receipts) on the swap contracts listed above.
At October 31, 2020, the Fund had $38,940,000 segregated as collateral for swap contracts.
LIBOR London Interbank Offered Rate
Currency:
USD United States dollar

58 - Statement of Investments - October 31, 2020 - Nationwide Multi-Cap Portfolio
Forward Foreign Currency Contracts outstanding as of October 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
JPY 1,042,809,809 USD 9,866,899 Goldman Sachs 1/19/2021 105,399
USD 3,394,132 RUB 271,547,503 Goldman Sachs
**
1/19/2021 3,786
Total unrealized appreciation 109,185
BRL 11,160,000 USD 1,968,150 Citibank NA
**
1/19/2021 (28,540)
BRL 5,710,000 USD 1,003,772 Goldman Sachs
**
1/19/2021 (11,374)
CAD 6,064,252 USD 4,574,326 Citibank NA 1/19/2021 (20,769)
Total unrealized depreciation (60,683)
Net unrealized appreciation 48,502
** Non-deliverable forward.
Currency:
BRL Brazilian real
CAD Canadian dollar
JPY Japanese yen
RUB Russian ruble
USD United States dollar
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
3 Month Eurodollar 328 12/2020 USD 81,803,200 1,442,675
S&P 500 E-Mini Index 473 12/2020 USD 7,721,016 (345,677)
U.S. Treasury 10 Year Note 134 12/2020 USD 18,521,313 (22,919)
U.S. Treasury Ultra Bond 35 12/2020 USD 7,525,000 (79,254)
994,825
Short Contracts
U.S. Treasury 2 Year Note (829) 12/2020 USD (183,079,469) 49,419
U.S. Treasury 5 Year Note (2,512) 12/2020 USD (315,511,124) 863,670
U.S. Treasury 10 Year Ultra Note (74) 12/2020 USD (11,638,813) 224,676
U.S. Treasury Long Bond (504) 12/2020 USD (86,924,250) 2,222,884
3 Month Eurodollar (244) 3/2021 USD (60,874,950) (87,312)
3 Month Eurodollar (510) 12/2021 USD (127,200,375) (785,984)
2,487,353
3,482,178
At October 31, 2020, the Fund had $3,776,960 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Investments - 59
Written Call Options Contracts as of October 31, 2020 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 22 USD 2,200,000 USD 176.00 11/20/2020 (17,875)
U.S. Treasury 30 Year Bond Exchange Traded 22 USD 2,200,000 USD 177.00 11/20/2020 (12,719)
(30,594)
Written Put Options Contracts as of October 31, 2020 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 65 USD 6,500,000 USD 171.00 11/20/2020 (99,531)
(99,531)
Total Written Options Contracts (Premiums Received ($126,811)) (130,125)
Currency:
USD United States dollar
The accompanying notes are an integral part of these financial statements.

60 - Statement of Assets and Liabilities - October 31, 2020 - Nationwide Multi-Cap Portfolio
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-
Cap Portfolio
Assets:
Investment securities, at value
*
$ 2,179,841,313
Repurchase agreement, at value 5,340,629
Cash 14,963,681
Restricted cash, collateral for open swap contracts 38,940,000
Deposits with broker for futures contracts 3,776,960
Foreign currencies, at value 620,046
Interest and dividends receivable 5,172,966
Security lending income receivable 13,648
Receivable for investments sold 27,716,428
Receivable for capital shares issued 261,266
Swap contracts, at value (Note 2) 90,125
Receivable for variation margin on futures contracts 1,761,485
Receivable for variation margin on centrally cleared swap contracts 3,609,149
Unrealized appreciation on forward foreign currency contracts (Note 2) 109,185
Prepaid expenses 6,832
Total Assets 2,282,223,713
Liabilities:
Payable for investments purchased 68,376,815
Written options, at value (Note 2) 130,125
Swap contracts, at value (Note 2) 50,978,376
Unrealized depreciation on forward foreign currency contracts (Note 2) 60,683
Payable upon return of securities loaned (Note 2) 5,861,056
Accrued expenses and other payables:
Investment advisory fees 429,211
Fund administration fees 73,334
Accounting and transfer agent fees 6,886
Trustee fees 6,880
Custodian fees 50,659
Compliance program costs (Note 3) 679
Professional fees 48,619
Printing fees 27,367
Other 23,374
Total Liabilities 126,074,064
Net Assets $ 2,156,149,649
* Includes value of securities on loan (Note 2) 5,541,366
Cost of investment securities 1,932,445,345
Cost of repurchase agreement 5,340,629
Cost of foreign currencies 642,282
Premiums of written options (126,811)
Represented by:
Capital $ 2,002,375,854
Total distributable earnings (loss) 153,773,795
Net Assets $ 2,156,149,649

Nationwide Multi-Cap Portfolio - October 31, 2020 - Statement of Assets and Liabilities - 61
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-
Cap Portfolio
Net Assets:
Class R6 Shares $ 2,156,149,649
Total $ 2,156,149,649
Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares 205,909,707
Total 205,909,707
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares $ 10.47

62 - Statement of Operations - For the Year Ended October 31, 2020 - Nationwide Multi-Cap Portfolio
The accompanying notes are an integral part of these financial statements.
Nationwide
Multi-Cap
Portfolio
INVESTMENT INCOME:
Dividend income $ 28,331,776
Interest income 19,894,795
Income from securities lending (Note 2) 124,556
Foreign tax withholding (1,980)
Total Income 48,349,147
EXPENSES:
Investment advisory fees 4,969,142
Fund administration fees 690,152
Professional fees 165,062
Printing fees 25,673
Trustee fees 70,466
Custodian fees 166,927
Offering costs^ 5,392
Accounting and transfer agent fees 54,059
Compliance program costs (Note 3) 6,617
Other 56,627
Total Expenses 6,210,117
NET INVESTMENT INCOME 42,139,030
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (5,868,030)
Expiration or closing of futures contracts (Note 2) (11,232,973)
Transactions of forward foreign currency contracts (Note 2) (404,757)
Foreign currency transactions (Note 2) (57,737)
Expiration or closing of option contracts written (Note 2) (40,815,404)
Expiration or closing of swap contracts (Note 2) 174,733,321
Net realized gains (losses) 116,354,420
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 77,974,140
Futures contracts (Note 2) 2,549,629
Forward foreign currency contracts (Note 2) (122,923)
Translation of assets and liabilities denominated in foreign currencies (23,295)
Options contracts written (Note 2) (3,036,641)
Swap contracts (Note 2) (90,339,846)
Net change in unrealized appreciation/depreciation (12,998,936)
Net realized/unrealized gains (losses) 103,355,484
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 145,494,514
^ Amounts are amortized over 12-month period.

Nationwide Mult-Cap Portfolio - October 31, 2020 - Statements of Changes in Net Assets - 63
The accompanying notes are an integral part of these financial statements.
Nationwide Multi-Cap Portfolio
Year Ended
October 31, 2020
Period Ended
October 31, 2019(a)
OPERATIONS:
Net investment income $ 42,139,030 $ 41,062,461
Net realized gains 116,354,420 57,379,139
Net change in unrealized appreciation/depreciation (12,998,936) 213,875,227
Change in net assets resulting from operations 145,494,514 312,316,827
Distributions to Shareholders From:
Distributable earnings:
Class R6 (285,787,514) (18,225,011)
Return of capital:
Class R6 (42,680,586) —
Change in net assets from shareholder distributions (328,468,100) (18,225,011)
Change in net assets from capital transactions (155,959,111) 2,200,990,530
Change in net assets (338,932,697) 2,495,082,346
Net Assets:
Beginning of year 2,495,082,346 —
End of year $ 2,156,149,649 $ 2,495,082,346
CAPITAL TRANSACTIONS:
Class R6 Shares
Proceeds from shares issued $ 217,795,690 $ 2,463,253,934
Dividends reinvested 328,468,100 18,225,011
Cost of shares redeemed (702,222,901) (280,488,415)
Total Class R6 Shares (155,959,111) 2,200,990,530
Change in net assets from capital transactions $ (155,959,111) $ 2,200,990,530
SHARE TRANSACTIONS:
Class R6 Shares
Issued 24,538,657 238,700,344
Reinvested 29,915,113 1,673,576
Redeemed (63,530,243) (25,387,740)
Total Class R6 Shares (9,076,473) 214,986,180
Total change in shares (9,076,473) 214,986,180
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from December 7, 2018 (commencement of operations) through October 31, 2019.

64 - Financial Highlights - October 31, 2020 - Nationwide Multi-Cap Portfolio
The accompanying notes are an integral part of these financial statements.
n
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio
Nationwide Multi-Cap
Portfolio
Class R6 Shares
Year Ended October 31, 2020 $ 11.61 0.20 0.31 0.51 (1.32) (0.11) (0.22) (1.65) $ 10.47 4.27% $ 2,156,149,649 0.27% 1.86%
Period Ended October 31,
2019(d) $ 10.00 0.21 1.49 1.70 (0.09) — — (0.09) $ 11.61 17.11% $ 2,495,082,346 0.28% 2.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) For the period from December 7, 2018 (commencement of operations) through October 31, 2019. Total return is calculated based on inception date of December 6,
2018 through October 31, 2019.

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 65
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number
of shares of beneficial interest (“shares”), without par value.
As of October 31, 2020, the Trust operates forty-seven (47)
separate series, or mutual funds, each with its own objective(s)
and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Multi-
Cap Portfolio ("Multi-Cap Portfolio" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
The Fund currently offers Class R6 shares.
The Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods
to measure the value of its investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing

66 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following table provides a summary of the inputs used to value the Fund's net assets as of October 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Multi-Cap Portfolio
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 133,926,016 $ – $ 133,926,016
Collateralized Mortgage Obligations – 45,439,796 – 45,439,796
Commercial Mortgage-Backed Securities – 66,574,507 – 66,574,507
  Common Stocks
Aerospace & Defense 17,560,287 – – 17,560,287
Air Freight & Logistics 8,130,504 – – 8,130,504
Airlines 2,778,948 – – 2,778,948
Auto Components 2,896,736 – – 2,896,736
Automobiles 13,997,755 – – 13,997,755
Banks 44,274,160 – – 44,274,160
Beverages 17,809,290 – – 17,809,290
Biotechnology 35,490,509 – – 35,490,509
Building Products 7,269,865 – – 7,269,865
Capital Markets 29,058,856 – – 29,058,856
Chemicals 22,039,205 – – 22,039,205

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 67
Level 1 Level 2 Level 3 Total
Assets:
Commercial Services & Supplies $ 6,811,600 $ – $ – $ 6,811,600
Communications Equipment 9,173,855 – – 9,173,855
Construction & Engineering 2,176,130 – – 2,176,130
Construction Materials 1,617,395 – – 1,617,395
Consumer Finance 6,379,280 – – 6,379,280
Containers & Packaging 5,296,366 – – 5,296,366
Distributors 1,415,371 – – 1,415,371
Diversified Consumer Services 2,111,388 – – 2,111,388
Diversified Financial Services 15,696,431 – – 15,696,431
Diversified Telecommunication Services 17,549,517 – – 17,549,517
Electric Utilities 22,152,430 – – 22,152,430
Electrical Equipment 7,676,537 – – 7,676,537
Electronic Equipment, Instruments &
Components 8,382,907 – – 8,382,907
Energy Equipment & Services 2,066,038 – – 2,066,038
Entertainment 23,422,575 – – 23,422,575
Equity Real Estate Investment Trusts
(REITs) 38,852,342 – – 38,852,342
Food & Staples Retailing 17,377,406 – – 17,377,406
Food Products 13,496,861 – – 13,496,861
Gas Utilities 1,479,064 – – 1,479,064
Health Care Equipment & Supplies 46,665,878 – – 46,665,878
Health Care Providers & Services 30,969,789 – – 30,969,789
Health Care Technology 3,680,823 262,544 – 3,943,367
Hotels, Restaurants & Leisure 22,052,155 – – 22,052,155
Household Durables 6,210,490 – – 6,210,490
Household Products 19,087,393 – – 19,087,393
Independent Power and Renewable
Electricity Producers 1,216,928 – – 1,216,928
Industrial Conglomerates 12,040,737 – – 12,040,737
Insurance 24,312,898 – – 24,312,898
Interactive Media & Services 64,795,146 – – 64,795,146
Internet & Direct Marketing Retail 55,319,418 – – 55,319,418
IT Services 64,875,719 – – 64,875,719
Leisure Products 1,859,046 – – 1,859,046
Life Sciences Tools & Services 17,139,239 – – 17,139,239
Machinery 23,028,002 – – 23,028,002
Marine 203,371 – – 203,371
Media 16,171,693 – – 16,171,693
Metals & Mining 5,465,813 – – 5,465,813
Mortgage Real Estate Investment Trusts
(REITs) 1,863,562 – – 1,863,562
Multiline Retail 6,152,630 – – 6,152,630
Multi-Utilities 10,817,070 – – 10,817,070
Oil, Gas & Consumable Fuels 21,300,120 – – 21,300,120
Paper & Forest Products 346,584 – – 346,584
Personal Products 2,371,848 – – 2,371,848
Pharmaceuticals 44,799,878 – – 44,799,878
Professional Services 6,682,656 – – 6,682,656
Real Estate Management & Development 1,481,194 – – 1,481,194
Road & Rail 13,564,326 – – 13,564,326
Semiconductors & Semiconductor
Equipment 57,186,897 – – 57,186,897
Software 118,149,035 – – 118,149,035
Specialty Retail 29,062,435 – – 29,062,435
Technology Hardware, Storage &
Peripherals 69,780,531 – – 69,780,531
Textiles, Apparel & Luxury Goods 9,777,553 – – 9,777,553
Thrifts & Mortgage Finance 1,734,137 – – 1,734,137
Tobacco 6,790,147 – – 6,790,147
Trading Companies & Distributors 3,785,734 – – 3,785,734

68 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
Level 1 Level 2 Level 3 Total
Assets:
Transportation Infrastructure $ 75,001 $ – $ – $ 75,001
Water Utilities 1,770,313 – – 1,770,313
Wireless Telecommunication Services 2,410,298 – – 2,410,298
Total Common Stocks $ 1,229,436,095 $ 262,544 $ – $ 1,229,698,639
Convertible Bond – 489,600 – 489,600
Corporate Bonds – 477,893,521 – 477,893,521
Exchange Traded Fund 21,552 – – 21,552
Foreign Government Securities – 37,430,999 – 37,430,999
Forward Foreign Currency Contracts – 109,185 – 109,185
Futures Contracts 4,803,324 – – 4,803,324
Interest Rate Swaps* – 1,024,385 – 1,024,385
Mortgage-Backed Securities – 79,392,746 – 79,392,746
Repurchase Agreements – 5,340,629 – 5,340,629
Rights   – 1,062 – 1,062
Short-Term Investments 520,427 – – 520,427
Total Return Swaps* – 90,125 – 90,125
U.S. Government Agency Security – 2,690,457 – 2,690,457
U.S. Treasury Obligations – 105,752,876 – 105,752,876
Warrants 9,115 – – 9,115
Total Assets $ 1,234,790,513 $ 956,418,448 $ – $ 2,191,208,961
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (61,702) $ – $ (61,702)
Forward Foreign Currency Contracts – (60,683) – (60,683)
Futures Contracts (1,321,146) – – (1,321,146)
Interest Rate Swaps* – (17,961) – (17,961)
Total Return Swaps* – (50,978,376) – (50,978,376)
Options Written $ (130,125) $ – $ – $ (130,125)
Total Liabilities $ (1,451,271) $ (51,118,722) $ – $ (52,569,993)
Total $ 1,233,339,242 $ 905,299,726 $ – $ 2,138,638,968
Amounts designated as “—” are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
During the year ended October 31, 2020, the Fund held five rights investments that were categorized as Level 3 investments which were each valued at $0.
Multi-Cap Portfolio
Rights Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases* 501 501
Sales — —
Change in Unrealized Appreciation/Depreciation (501) (501)
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2020 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 10/31/2020** $ (501) $(501)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 69
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At October 31, 2020, the Fund did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Fund are maintained in U.S.
dollars. The Fund may, nevertheless, engage in foreign
currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statement of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Options
The Fund purchased and/or wrote options on futures contracts and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the
values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against
changes in interest rates, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with
buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing
transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

70 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to
sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other
than options purchased by the Fund) expose the Fund to
counterparty risk. To the extent required by Securities and
Exchange Commission (“SEC”) guidelines, the Fund will not
enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity
Futures Trading Commission regulations. Assets used as
cover or held in a segregated account cannot be sold while
the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to
earmarking or segregated accounts as a cover could impede
portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
The Fund's options contracts written are disclosed in the
Statement of Assets and Liabilities under “Written options, at value”, in a table in the Statement of Investments and in the
Statement of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Fund's purchased options are disclosed in the Statement
of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statement of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Swaptions. The Fund may purchase and write (sell) options
on swap agreements. The Fund entered into put and call
swaptions to gain exposure to and/or hedge against changes
in interest rates, as applicable, to meet the Fund's stated
investment strategies as shown in the Fund's Prospectus. An
option on a swap agreement, or a “swaption,” is a contract
that gives a counterparty the right (but not the obligation)
to enter into a new swap agreement or to shorten, extend,
cancel or otherwise modify an existing swap agreement, at
some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may
write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-
based basis, depending on whether the Fund is hedging its
assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use
of standard options on securities or other instruments. The
Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect
against an increase in the price of securities a Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in a Fund’s use of options.
Depending on the terms of the particular option agreement, a
Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption.
When a Fund purchases a swaption, it risks losing only the
amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a
swaption, upon exercise of the option the Fund will become
obligated according to the terms of the underlying agreement.
The Fund’s swaption contracts are disclosed in the Statement of Assets and Liabilities under “Written options, at value”, in a table in the Statement of Investments and in the Statement of
Operations under “Net realized gains (losses) from expiration or closing of option contracts written” and “Net change in
unrealized appreciation/depreciation in the value of option
contracts written”, as applicable.
Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts during the year ended October 31, 2020.
Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded
through a futures commission merchant and cleared through a
clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized
to expose the Fund’s cash holdings to the investment
characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create
synthetic long and short exposure to sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statement of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 71
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statement of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the
Fund receives from the counterparty a periodic stream of
payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the
notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of October 31, 2020 are
disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the
CCP. The Fund is required to interface with the CCP through
a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies
depending on the size and risk profile of the particular swap.
Securities deposited as initial margin are designated on the
Statement of Investments and cash deposited is recorded on
the Statement of Assets and Liabilities as cash pledged for
centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) Statement of Operations.
Total Return Swap Contracts — The Fund entered into total
return swap contracts to take long and short positions in
equities, to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that

72 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
foreign market and/or foreign index, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Total return swap contracts are agreements in
which the Fund and the counterparty each agree to pay the
other party the difference between the relative investment
performance that would have been achieved if the notional
amount of the total return swap contract had been invested
in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest.
The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
The Fund entered into total return swap contracts on a net
basis, which means that the two payment streams are netted
out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swap contracts normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swap contracts is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swap contracts are marked-to-
market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data
factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swap contracts are generally categorized as Level 2 investments
within the hierarchy.
The Fund's swap agreements are disclosed in the Statement of
Assets and Liabilities under “Swap contracts, at value” for over-
the counter (“OTC”) swaps and under “Receivable/payable for
variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statement of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts" and “Net change in unrealized appreciation/depreciation in the value of swap contracts”, as applicable.
Interest Rate Swap Contracts — The Fund entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's
Prospectus. Interest rate swap contracts are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the
Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swap
contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement.
If a counterparty defaults on its obligations under a swap
agreement, the Fund may lose any amount it expected to
receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service. Interest rate swap contracts are generally categorized as Level 2 investments within the
hierarchy.
The Fund's swap agreements are disclosed in the Statement of
Assets and Liabilities under “Swap contracts, at value” for over-
the counter (“OTC”) swaps and under “Receivable/payable for
variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statement of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts" and “Net change in unrealized appreciation/depreciation in the value of swap contracts”, as applicable.
Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in
connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 73
relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Fund's forward foreign currency contracts are disclosed
in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”, as applicable.
Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund
entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund
may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for
hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the
underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Fund's futures contracts are reflected in the Statement of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statement of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.

74 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of October 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2020:
Multi-Cap Portfolio
Assets: Statement of Assets and Liabilities Fair Value
Swap Contracts(a)
Equity risk Swap contracts, at value $ 90,125
Interest rate risk
Receivable/payable for variation margin on centrally
cleared swap contracts 1,024,385
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 109,185
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 4,803,324
Total $ 6,027,019
Liabilities:
Written Options
Interest rate risk Written options, at value $ (130,125)
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts (61,702)
Equity risk Swap contracts, at value (50,978,376)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (17,961)
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts (60,683)
Futures Contracts(b)
Equity risk
Receivable/payable for variation margin on futures
contracts (345,677)
Interest rate risk
Receivable/payable for variation margin on futures
contracts (975,469)
Total $ (52,569,993)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
(b) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statement of Asset and Liabilities.

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 75
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statement of Operations for the Year
Ended October 31, 2020
Multi-Cap Portfolio
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ (29,121,943)
Interest rate risk (1,090,531)
Written Options
Equity risk (43,569,669)
Interest rate risk 2,701,174
Written Swaptions
Interest rate risk 53,091
Swap Contracts
Credit risk 236,432
Equity risk 187,085,986
Interest rate risk (12,589,097)
Forward Foreign Currency Contracts
Currency risk (404,757)
Futures Contracts
Equity risk 388,687
Interest rate risk (11,621,660)
Total $ 92,067,713
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."
Multi-Cap Portfolio
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ 12,910
Interest rate risk (382,044)
Written Options
Equity risk (3,229,694)
Interest rate risk 230,727
Written Swaptions
Interest rate risk (37,674)
Swap Contracts
Credit risk 46,457
Equity risk (92,940,797)
Interest rate risk 2,554,494
Forward Foreign Currency Contracts
Currency risk (122,923)
Futures Contracts
Equity risk (347,950)
Interest rate risk 2,897,579
Total $ (91,318,915)
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."

76 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
The following is a summary of the Fund's average volume of derivative instruments held during the year ended October 31, 2020:
The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Fund’s financial position. In order to better define
its contractual rights and to secure rights that will help the
Fund mitigate its counterparty risk, the Fund entered into an
International Swaps and Derivatives Association, Inc. Master
Agreement (“ISDA Master Agreement”) or a similar agreement
with each of their derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the
Fund and a counterparty that governs OTC derivatives and
forward foreign currency contracts and typically contains,
among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under
certain circumstances, offset with the counterparty certain
derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At October 31, 2020, the centrally cleared swaps agreements
do not provide for a netting arrangement. At October 31,
2020, the Fund has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.
For financial reporting purposes, the Fund does not offset
derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statement of Assets and
Liabilities."
Multi-Cap Portfolio
Options:
Average Value Purchased $ 2,771,661
Average Value Written $ 6,445,405
Average Number of Purchased Option Contracts 21,360
Average Number of Written Option Contracts 25,448
Written Swaptions:
Average Value Written $ 1,288
Average Number of Written Swaption Contracts 1,658,462
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 1,620,000
Average Notional Balance—Sell Protection $ 37,781,423
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 166,643,231
Average Notional Balance—Pays Float Rate $ 31,326,692
Total Return Swaps:
Average Notional Balance— Receives Float Rate $ 882,700,654
Average Notional Balance — Pays Float Rate $ 72,163
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 9,110,210
Average Settlement Value Sold $ 4,171,003
Futures Contracts:
Average Notional Balance Long $ 353,430,867
Average Notional Balance Short $ 672,387,370

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 77
The following tables set forth the Fund’s net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of October 31,
2020:
* Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $120,000.
TBA
The Fund may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Fund may also enter into TBA sale commitments to hedge
its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short
position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, the Fund realizes a gain or loss
based upon the unit price of the acquisition. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the year ended October 31, 2020, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
Multi-Cap Portfolio
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
Goldman Sachs
Forward Foreign
Currency Contracts $ 109,185 $ (11,374) $ — $ 97,811
Morgan Stanley Capital Services,
Inc. Swap Contracts 90,125 (90,125) — —
Total $ 199,310 $ (101,501) $ — $ 97,811
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged *
Net Amount of
Liability
Derivative
Bank of America NA Swap Contracts $ (2,298,832) $ — $ 2,220,000 $ (78,832)
Citibank NA
Forward Foreign
Currency Contracts (49,309) — — (49,309)
Citigroup Global Markets Ltd. Swap Contracts (48,434,479) — 36,480,000 (11,954,479)
Goldman Sachs
Forward Foreign
Currency Contracts (11,374) 11,374 — —
Morgan Stanley Capital Services,
Inc.
Swap Contracts
(245,065) 90,125 120,000 ( 34 , 94 0)
Total $ (51,039,059) $ 101, 499 $ 3 8 , 82 0,000 $ ( 1 2 , 117 ,560)
Amounts designated as “—” are zero.

78 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Fund.
Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the
borrower at any time.
The Fund receives payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income" and “Interest income” on
the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2020, which were comprised of a money market fund and repurchase agreement purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on non-
cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At October 31, 2020, the Securities Lending Agency Agreement
does not permit the Fund to enforce a netting arrangement.
Repurchase Agreements
During the year ended October 31, 2020, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC,
transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Multi-Cap Portfolio $ 5,861,056

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 79
At October 31, 2020, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
During the year ended October 31, 2020, the Fund, pursuant
to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through an account
at JPMorgan, the Fund’s custodian, the daily balance of which is invested in one or more repurchase agreements (“repo” or
collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and
price, which reflects the effective rate of return for the term of the agreement. For repos, JPMorgan takes possession of the
collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase
price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with
respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statement of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on the Fund’s Statement of Operations,
except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of
At October 31, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.06%, dated 10/30/2020, due 11/2/2020, repurchase price $89,800,449, collateralized by U.S. Treasury
Note, 1.63%, maturing 11/15/2022; total market value $91,791,273.
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Multi-Cap
Portfolio
BNP Paribas
Securities Corp. $ 5,340,629 $ – $ 5,340,629 $ (5,340,629) $ –
Total $ 5,340,629 $ – $ 5,340,629 $ (5,340,629) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At October 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

80 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount
characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the
Statement of Operations. These characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do
not require reclassification. The permanent differences as of
October 31, 2020 are primarily attributable to paydown reclass and treatment of notional principal contracts. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2020 may primarily be attributable to mark-to-market adjustments on futures, outstanding straddle loss deferrals, outstanding wash sale loss deferrals, and treatment of notional principal contracts.
These reclassifications have no effect upon the NAV of the
Fund. Any distribution in excess of current and accumulated
earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2020 were as follows:
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the
Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statement of Operations,
as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of
that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Fund Capital
Total
Distributable
Earnings (Loss)
Multi-Cap Portfolio $ 75,886 $ (75,886)

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 81
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadvisers for the Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Effective September 16, 2020, Allianz Global Investors U.S. LLC was terminated and ceased serving as subadviser to the Fund.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2020, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
Effective September 16, 2020, due to a reduction in the
subadvisory fees payable by NFA, NFA has agreed to waive
0.017% of its investment advisory fee for which NFA shall not be entitled to later seek recoupment.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2020, NFM earned $690,152 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
Subadvisers
Blackrock Investment Management. LLC
Western Asset Management Company, LLC
Fee Schedule
Advisory Fee
(annual rate)
Up to $1.5 billion 0.23%
$1.5 billion up to $3 billion 0.21%
$3 billion and more 0.19%
Fund
Effective Advisory
Fee Rate
Multi-Cap Portfolio 0.22%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

82 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2020, the Funds’ aggregate portion of such costs amounted to $6,617.
As of October 31, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
Line of Credit, Interfund Lending and Earnings Credit
Effective July 9, 2020, the Trust and NVIT (together, the
“Trusts”) have renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National
Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund
under this arrangement would be primarily for temporary or
emergency purposes, including the meeting of redemption
requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions.
The line of credit requires a commitment fee of 0.15% per
year on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended October
31, 2020, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on
one business day's notice. During the year ended October 31,
2020, the Fund did not engage in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Fund’s custody accounts, which are used
to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations. The program was
terminated on December 31, 2019.
Fund
% of Shares
Outstanding
Owned
Multi-Cap Portfolio 100.00%

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 83
Investment Transactions
For the year ended October 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“Ginnie Maes”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such
Fund Purchases
*
Sales
*
Multi-Cap Portfolio $ 1,881,443,654 $ 2,250,969,282
* Includes purchases and sales of long-term U.S. Government securities, if any.

84 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The Fund adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment
as of November 1, 2019. As a result of the adoption of ASU
2017-08, as of November 1, 2019, the amortized cost basis
of investments was reduced by $(80,276) and unrealized
appreciation of investments was increased by $80,276, but
there was no impact on net assets or overall results from
operations.
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference

Nationwide Multi-Cap Portfolio - October 31, 2020 - Notes to Financial Statements - 85
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Other
As of October 31, 2020, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
The tax character of distributions paid during the year ended October 31, 2019 was as follows:
As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for the Fund was as follows:
Fund % of Shares
Number of
Accounts
Multi-Cap Portfolio 61.69% 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi-Cap Portfolio $ 280,855,818 $ 4,931,696 $ 285,787,514 $ 42,680,586 $ 328,468,100
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi-Cap Portfolio $ 18,225,011 $ – $ 18,225,011 $ – $ 18,225,011
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Multi-Cap Portfolio $ – $ – $ – $ – $ (78,230,715) $ 232,004,510 $ 153,773,795
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi-Cap Portfolio $ 1,901,507,354 $ 377,015,865 $ (138,945,862) $ 238,070,003

86 - Notes to Financial Statements - October 31, 2020 - Nationwide Multi-Cap Portfolio
As of October 31, 2020, for federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2020.
 Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There
can be no guarantee that these or other economic stimulus
plans (within the United States or other affected countries
throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the
other risks that apply to the Fund and could negatively affect
Fund performance and the value of your investment in the
Fund.
Subsequent Events
On December 18, 2020, the Board of Trustees approved the
appointment of Janus Henderson Group plc to subadvise a
portion of the holdings of Nationwide Multi-Cap Portfolio. The change will be effective on or around February 16, 2021.
Management has evaluated the impact of subsequent
events on the Fund and has determined that there are no
additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Multi-Cap Portfolio $(78,230,715)

Nationwide Multi-Cap Portfolio - October 31, 2020 - Report of Independent Registered Public Accounting Firm - 87
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Multi-Cap Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Nationwide
Multi-Cap Portfolio (one of the funds constituting Nationwide Mutual Funds, referred to hereafter as the "Fund") as of October 31,
2020, the related statement of operations for the year ended October 31, 2020 and the statements of changes in net assets and the financial highlights for the year ended October 31, 2020 and for the period December 7, 2018 (commencement of operations)
through October 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year ended October 31, 2020, and the changes in its net assets and the financial highlights for the year ended
October 31, 2020 and for the period December 7, 2018 (commencement of operations) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/S/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

88 - Supplemental Information - October 31, 2020 (Unaudited) - Nationwide Multi-Cap Portfolio
Nationwide Multi-Cap Portfolio
Approval of Sub-advisory Agreement with Western Asset
Management Company, LLC
Summary of Factors Considered by the Board
At the June 9-10, 2020 meeting of the Board of Trustees, the
Board, including the Independent Trustees, discussed and
unanimously approved, for the Nationwide Multi-Cap Portfolio
(the “Fund”), a new investment sub-advisory agreement (the
“New Sub-advisory Agreement”) among Nationwide Mutual
Funds (the “Trust”), Nationwide Fund Advisers (“NFA”) and
Western Asset Management Company, LLC (“WAMCO”).
The Trustees considered the New Sub-advisory Agreement in
anticipation of an upcoming change of control of WAMCO, a
sub-adviser to one of the sleeves of the Fund. The Trustees
were informed that Legg Mason, Inc. (“Legg Mason”), the
owner of WAMCO, had entered into an agreement whereby
Franklin Resources, Inc. would acquire Legg Mason in a
transaction expected to occur in the third quarter of 2020 (the
“Transaction”). The Trustees were provided with materials
relating to the Transaction in advance of the meeting.
The Trustees were apprised that the Transaction would result in the automatic termination of the existing sub-advisory
agreement among the Trust, NFA and WAMCO, and that
the New Sub-advisory Agreement would take effect upon
the termination of the existing agreement. The Trustees
considered WAMCO’s statement that the Transaction will have
no impact on WAMCO’s investment philosophy or process or
its investment team for the Fund and will not cause any material changes to WAMCO’s systems or compliance programs. The
Trustees considered WAMCO’s statement that WAMCO’s
current management team will continue to manage day-to-day
operations of WAMCO. The Trustees considered that the fees
payable under the New Sub-advisory Agreement would be paid
at the same rate as under the existing sub-advisory agreement, and NFA’s statement that the New Sub-advisory Agreement is
substantially the same in all material respects as the existing sub-advisory agreement with WAMCO. On the basis of those
considerations, and other information provided at the meeting, the Board, including all of the Independent Trustees voting
separately, unanimously approved the New Sub-advisory
Agreement.
Other Federal Tax Information
For the year ended October 31, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended October 31, 2020, the following percentage of income dividends paid by the Fund that qualifies for the dividends received deduction available to corporations:
The Fund designates the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Multi-Cap Portfolio 14.85%
Fund Amount
Multi-Cap Portfolio $ 4,931,696

Nationwide Multi-Cap Portfolio - October 31, 2020 - Management Information - 89
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
3
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
3
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
3
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair and of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a Managing Partner of private equity firm; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
3
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

90 - Management Information - October 31, 2020 - Nationwide Multi-Cap Portfolio
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years (or Longer)
3
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman as of
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko has been a Co-Founder of Blue Leaf Ventures since May 2018. From November 2008 until December 2017, Mr. Wezdenko was
Managing Director of JPMorgan Chase Bank, N.A.
Other Directorships held During the Past Five Years
3
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry as well as experience managing a venture capital firm.

Nationwide Multi-Cap Portfolio - October 31, 2020 - Management Information - 91
Interested Trustee
1
Will retire as Trustee effective December 31, 2020.
2
Length of time served includes time served with the Trust’s predecessors.
3
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
4
Will become Trustee effective January 1, 2021.
5
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
David C. Wetmore
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Retiring as chairman
as of January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
3
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
5
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
3
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2

92 - Management Information - October 31, 2020 - Nationwide Multi-Cap Portfolio
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Nationwide Multi-Cap Portfolio - October 31, 2020 - Market Index Definitions - 93
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:  An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:  An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:  An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:  An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

94 - Market Index Definitions - October 31, 2020 - Nationwide Multi-Cap Portfolio
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2020, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic

Nationwide Multi-Cap Portfolio - October 31, 2020 - Market Index Definitions - 95
asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
:  Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

96 - Market Index Definitions - October 31, 2020 - Nationwide Multi-Cap Portfolio
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative

Nationwide Multi-Cap Portfolio - October 31, 2020 - Market Index Definitions - 97
total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

98 - Glossary - October 31, 2020 - Nationwide Multi-Cap Portfolio
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Nationwide Multi-Cap Portfolio - October 31, 2020 - Glossary - 99
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

100 - Glossary - October 31, 2020 - Nationwide Multi-Cap Portfolio
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

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AR-MCP (12/20)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distributi on and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2020

Annual Report
October 31, 2020
Nationwide Mutual Funds
International Funds
Nationwide AllianzGI International Growth Fund
Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Bailard International Equities Fund
Nationwide Emerging Markets Debt Fund
Nationwide Global Sustainable Equity Fund
Nationwide International Small Cap Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 33
Statements of Investments 36
Statements of Assets and Liabilities 82
Statements of Operations 88
Statements of Changes in Net Assets 92
Financial Highlights 106
Notes to Financial Statements 112
Report of Independent Registered Public Accounting Firm 142
Supplemental Information 143
Management Information 145
Market Index Definitions 149
Glossary 154

Nationwide Mutual Funds - October 31, 2020 - Message to Investors - 1
Dear Investor,
During this time of unprecedented uncertainty, Nationwide has diligently sought to care for our associates, communities, and ultimately, you our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets experienced a historic period of volatility during the annual reporting period ending October 31, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown, before recovering as the period closed, with growth of +2.4% in the fourth quarter of 2019, -5.0% during the first quarter of 2020, a record -31.4% in the second quarter and a record +33.1% in the third quarter of the same fiscal year.
Economists estimate a continuing rebound of 4.0% in the fourth quarter 2020 and 3.9% for 2021. Corporate profits collapsed, with a decline of 15% forecast for 2020, however, are expected to recover to +22% next year as the economy continues to
emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
from the outbreak, and the lasting implications remain
unclear.
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the period. The S&P
500
®
Index (“S&P 500”) started the period strong, with an
accommodating Federal Reserve (“Fed”) and steady economic
growth, driving a cumulative return of 6.6% in November and
December of 2019. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking an average 297
trading days (roughly a year and 2 months) to recover with the quickest recovery in 1987 at 70 days. This time, it took 20 days to decline. Aggressive fiscal and monetary policy, teamed with the prospect for an economic reopen drove investor sentiment higher, with a 47% rally through the end of the period. For
the full reporting period, the S&P 500 finished with a return of
9.71%, which is impressive given the severe disruption. Fixed income returns were positive, with a substantial drop in interest rates more than offsetting modestly wider credit spreads.
International markets lagged domestic as they have for much of the past decade, with the MSCI EAFE
®
Index returning -6.86%
and the MSCI Emerging Markets
®
Index returning +8.25%.
The global outbreak and subsequent economic shutdown
had a broad impact, though the strong economic rebound
and aggressive global central bank stimulus led to strong
performance in the second half of the period.
The S&P 500 was higher in seven of the 12 months during
the reporting period.
While much of 2019 was characterized by near-universal strong returns and low volatility for risk assets, volatility dramatically improved through the reporting period, with most risk-assets delivering positive returns. Growth stocks substantially
outperformed value stocks, while large-capitalization stocks beat small-capitalization stocks.
Fixed-income markets were higher, driven by a decline in interest rates, bringing them to historic lows. The Federal Reserve
aggressively added stimulus, first by bringing the Federal
Funds target rate to effectively 0% by March 15, followed by an aggressive bond buying program that nearly doubled the
balance sheet from $4.0 trillion to $7.1 trillion through the period.
Federal Reserve Chair Powell has indicated that it will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.69% to a record-low of 0.50% as of March 9, 2020, before bouncing
modestly to 0.85% by period-end. The 2-year yield dropped
from 1.52% to 0.15%, widening the spread between the two
yields to 0.70%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress, but avoid the temptation to react based on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages
you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - October 31, 2020 - Nationwide Mutual Funds
Index
Annual Total Return
(as of October 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 3.38%
Bloomberg Barclays
Municipal Bond 3.59%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.39%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 11.04%
Bloomberg Barclays U.S.
Aggregate Bond 6.19%
Bloomberg Barclays U.S.
Corporate High Yield 3.49%
MSCI EAFE
®
-6.86%
MSCI Emerging Markets
®
8.25%
MSCI World ex USA -2.61%
Russell 1000
®
Growth 29.22%
Russell 1000
®
Value -7.57%
Russell 2000
®
-0.14%
S&P 500
®
9.71%
Source: Morningstar

Nationwide AllianzGI International Growth Fund - October 31, 2020 - Fund Commentary - 3
For the annual period ended October 31, 2020, the Nationwide
AllianzGI International Growth Fund (ClassR6) returned
38.97%* versus 11.43% for its benchmark, the MSCI ACWI
®
ex
US Growth Index. For broader comparison, the return for the
Fund’s closest Morningstar
®
peer category, US Fund Foreign
Large Growth (consisting of 456 investments as of October
31, 2020), was 11.09% for the same period. Performance for
the Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The 12-month period is marred by the COVID-19 pandemic,
which caused a sharp and indiscriminate sell-off in March,
before the market began to distinguish the winners of the
lockdown environment and which companies would remain
more challenged. International equities surged over the second quarter of 2020, rebounding strongly from the steep sell-off over February and March. Growing optimism over economic
recovery fueled the rally as countries that had been among the worst hit by COVID-19 in the first quarter gradually started to ease lockdown measures and travel restrictions. While cases of the virus continued to rise globally, unprecedented government and central bank support buoyed stocks, helping investors
overcome fears of a second wave of infections. That second
wave is now upon us in Q4, with the resurgence of the virus
met with more preventative measures by Governments around
the world. To add to volatility, most recently we have had news flow linked to the US elections, Brexit, and even a vaccine.
The portfolio outperformed its benchmark during the 12-month period by +28.20%. The outperformance was accrued despite
one of the most challenging market situations imaginable for any public company – a global demand shock environment,
combined with negative investor and consumer sentiment, with no historical precedent.
Firstly, we believe this has been an excellent test of the true quality of the portfolio holdings, in terms of not only their balance sheet strength, but also the qualitative factors that help to insulate their growth over long time horizons (strong management teams, pricing power, business model flexibility, technological advantages, and barriers to entry versus peers as some examples). Indeed, we have seen many portfolio
companies exercising these traits, by raising prices, cutting costs, launching new products and services, and refocusing on digital channels, as some common themes.
Secondly, the portfolio’s success confirms our belief of the clear orientation to Growth that is genuinely structural (rather than cyclical) in nature. We have seen the acceleration of many of our investment cases, where growth expected over a 2 to 3-year horizon has been compressed into the past YTD period. Many
of the holdings were notable “pandemic winners”. However,
we would argue that those names have received not only a
short term boost, but will continue to benefit going forward from the step-change in their growth profiles. New online shopping customers, and digital payment users, also businesses owners who tried ecommerce for the first time, and companies that
cut significant costs, all represent significant changes that are quite sustainable by nature. From here, the compounding
effects of reinvestment at high rates of return that we have such a sharp focus on, are put to work once again – such as
via new digital tools like Artificial Intelligence, expansion of addressable markets, further Mergers & Acquisitions, or even share buybacks.
The sector and country are agnostic, although the performance attribution shows the strong overweight to Information
Technology had been supported by strength in this sector. The slight overweight to Financials was unhelpful, with two financial services stocks within this sector responsible. Stock selection within Information Technology was also particularly strong, and stock selection was weakest within Consumer Staples. From
a country perspective, Denmark proved to be a great hunting
ground, while selection within Germany was more challenged.
Wix was the best contributor to active outperformance,
being a clear beneficiary of the pandemic through its
website development platform, that allows businesses and
individuals to easily create websites. Wix is benefiting from powerful structural growth drivers such as remote work and
entrepreneurship, as well as rising e-Commerce, where it is
well positioned to capture further market share and improve
current monetisation levels of 3% on its freemium model. Wix is also now challenging Wordpress as the dominant player
in the agency segment, diversifying its small and mid-sized
business exposure. Second best contributor for the period was
Ambu, pioneering the single-use endoscope market with a total market opportunity of circa 150m operations per year globally.
Their aScope 4 Broncho has already been an important part
of COVID-19 treatment in Europe and the Rest of World with
sales increasing +195% and +105% respectively as per Q3
results. Longer term, the pandemic has also helpfully prompted healthcare systems to increase their focus on infection control, where single use equipment makes sense. Third top contributor was Netcompany of Denmark, providing bespoke software
solutions to mostly public sector organisations, which have
been slow to digitalise but are rapidly catching up. Netcompany was barely affected by the pandemic environment, with its team of software developers easily transitioning to work from home, and continued deal flow which has seen the company attract
numerous new projects. Netcompany offers highly structural
growth with demand driven by companies and the private
sector that must digitalise to remain competitive and replace old legacy systems that no longer capture the value of their data and operations. As a result, Netcompany has provided
20% average revenue growth for over 10 years. Geographical
expansion has also begun, via M&A.
Grenke was the worst active contributor to performance.
Grenke fell sharply late in Q3 following allegations by US short seller Viceroy, most critically on the company’s cash position, aggressive sales practices, and undisclosed related party
transactions. We quickly identified errors in the Viceroy report, however and also collaborated closely with our broader equity platform to work on the case, speaking with management on
three separate occasions. We believe Grenke has already
provided proof to resolve most of the issues, including a
public confirmation of is cash account balance by the German
Bundesbank, immediately calming market concerns. Related
party transactions remain the outstanding issue, where

4 - Fund Commentary - October 31, 2020 - Nationwide AllianzGI International Growth Fund
KPMG will conduct a special audit along with independent
auditors Warth & Klein Grant Thornton. Meanwhile German
regulator BAFIN is investigating this case of potential market manipulation. The second largest detractor was PSG Group,
with the name declining despite a strong recovery from the
COVID-19 Financials fallout lagging the market (partly due
to weaker ZAR). We exited PSG Group in October following
the Capitec spin-off, viewing growth potential of the remaining business as limited and that the stock can become illiquid.
Capitec is one of South Africa’s best capitalized banks and has the highest growth in new customers among peer. We kept
the position in Capitec for the time being. DCC also detracted from performance. Deal flow of the company has been slower
than expected since the Q4 2018 equity placement, with
management having a very strong ROI discipline of typically
15%. Positively, two small acquisitions last month for GBP
60mn look to be 1-2% earnings accretive, and are strategically important as the first in the attractive North-East of the US.
Recently the stock has been following the oil majors, with
ESG concerns rising across the market. However the diversity of DCC’s business model, distributing four very different
product categories (and geographically), provides resilience.
An acceleration in M&A spending can provide good upside to
current consensus, which we have some patience for, given the relationship building element of their otherwise healthy M&A pipeline has been tougher this year. At the time of this writing, the stock is trading at a discount to peers.
Although recent weeks have brought some volatility with rising cases of COVID-19, the US Elections, and most recently
positive vaccine news flow, the portfolio has held strong. The strategy has enjoyed a performance run over the past year,
which may provoke the question, is there still further upside from here?
As we stated early in the crisis, we believe the winners will only get stronger. Europe’s EUR 750bn stimulus, and its
focus on climate protection and digitalization to strengthen its companies on a global stage, also sees many of our
local holdings positioned well. Abroad, many of the platform business models (and now multi-platform business models)
we own still look very early in their growth journey, with plenty of runway ahead from huge markets where they still hold low
share, or from opportunities in combining additional businesses or digital components to open up entirely new growth avenues.
In that respect, we may well be at the gates of a technological revolution.
Of course, a short-term oriented market, sentiment fueled, may look for an opportunity to rotate out of the Year to Date winners in the quarters ahead. Valuations begin to look rich in places, and the gap to Value as a style has only widened further in the past quarters. But here we should also acknowledge the significant and continually rising role of intangible assets like data, custom software and vast user bases that are not accurately captured as assets in a balance sheet, despite being responsible for
much of the value creation in a companies like Alibaba, Wix,
Shopify, and Sea. These intangibles are difficult to value and in their new combinations (Alipay’s 1.2bn users + fintech platform offering credit + AI for example) can have exponential growth results if executed well.
The fund did not invest in derivatives during the reporting
period.
Subadviser:
Allianz Global Investors
Portfolio Managers:
Robert Hofmann, CFA; Tobias Kohls, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more limited resources.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund is indexed to an MSCI index. The Fund is not
sponsored, endorsed, or promoted by MSCI, and MSCI bears
no liability with respect to any such funds or securities or any index on which such funds or securities are based.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide AllianzGI International Growth Fund - October 31, 2020 - Fund Commentary - 5
=
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreement 0.5%
Short-Term Investment
†
0.0%
Other assets in excess of liabilities 0.2%
100.0%
Top Industries
2
IT Services 13.6%
Internet & Direct Marketing Retail 12.5%
Semiconductors & Semiconductor Equipment 8.3%
Software 8.3%
Entertainment 7.6%
Health Care Equipment & Supplies 6.4%
Banks 5.6%
Interactive Media & Services 5.5%
Air Freight & Logistics 4.7%
Hotels, Restaurants & Leisure 3.1%
Other Industries
#
24.4%
100.0%
Top Holdings
2
Wix.com Ltd. 6.7%
Alibaba Group Holding Ltd., ADR 6.7%
Ambu A/S, Class B 6.1%
Tencent Holdings Ltd. 5.5%
Sea Ltd., ADR 5.1%
ASML Holding NV 4.8%
Netcompany Group A/S 4.1%
HDFC Bank Ltd., ADR 4.1%
MercadoLibre , Inc. 4.0%
Infineon Technologies AG 3.4%
Other Holdings
#
49.5%
100.0%
Top Countries
2
China 15.4%
Denmark 14.7%
Germany 10.2%
Israel 6.7%
Sweden 6.5%
Canada 5.8%
Taiwan 5.1%
Netherlands 4.8%
India 4.1%
Switzerland 4.1%
Other Countries
#
22.6%
100.0%
† Amount rounds to less than 0.1%.
# For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1 Percentages indicated are based upon net assets as of October 31, 2020.
2 Percentages indicated are based upon total investments as of October 31, 2020.

6 - Fund Commentary - October 31, 2020 - Nationwide AllianzGI International Growth Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
38.50% 14.67% 12.76% 2/2/2015
w/SC
2
30.54% 13.38% 11.66%
Class R6
3
38.97% 14.99% 13.08% 2/2/2015
Eagle Class
4
38.79% N/A 34.04% 6/3/2019
Institutional Service Class
4
38.73% N/A 33.89% 6/3/2019
MSCI ACWI® ex US
Growth 11.43% 8.18% 7.13% 2/2/2015
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.19% 1.05%
Class R6 0.86% 0.72%
Eagle Class 0.96% 0.82%
Institutional Service Class 1.11% 0.97%
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through June  30, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
4
Not subject to any SCs.

Nationwide AllianzGI International Growth Fund - October 31, 2020 - Fund Commentary - 7
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide AllianzGI International Growth Fund from inception through 10/31/20 versus the MSCI ACWI
®
ex US Growth for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2020 - Nationwide Amundi Global High Yield Fund
For the annual period ended October 31, 2020, the Nationwide
Amundi Global High Yield Fund (Class R6) returned -2.40%
versus 3.21% for its benchmark, the ICE BofA Merrill Lynch
(BofAML) Global High Yield Index, and 2.79% for its secondary benchmark, the ICE BofAML Global High Yield Index (USD
Hedged). For broader comparison, the return for the Fund’s
closest Morningstar
®
peer category, High Yield Bond (consisting
of 677 funds as of October 31, 2020), was 1.31% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Global High Yield market ended 2019 on a strong note
with a December return of 1.8%. Entering 2020, our investment thesis was that the low unemployment rate and modest wage
gains, particularly in the US, would result in strong consumer discretionary spending and would drive the global economy
for 2020. Expected beneficiaries included airlines, cruise lines and other consumer-driven sectors. We positioned the Fund
to be overweight credits in those sectors. As the COVID-19
pandemic coursed through the global economy, these sectors
were hurt as even those consumers still employed elected to
shelter-in-place. The result was underperformance of 561
basis points for the annual period through October 31, 2020
though most of the underperformance was in the first quarter during the height of the pandemic.
The three sectors that most impacted performance were
Leisure, Energy and Capital Goods. We continue to have
allocations to all of these sectors but we have optimized our holdings given the changed environment. The combination of
plummeting demand and the Russian/Saudi market share war
hurt Energy making it the worst performing high yield sector.
The Gaming, Hotel and Theater sub-sectors of Leisure includes a Fund position in AMC Entertainment, which saw its revenue
collapse as movie theaters temporarily closed. Aircraft lessors are included in Capital Goods including Aviation Capital, a
portfolio holding that underperformed given concerns over
airline bankruptcies.
The Fund benefitted from its positioning in the Services,
Basic Industries and Healthcare sectors. Both the Services
sector overweight and sector security selection were positive contributors. The best performer issuer was Garda World,
a security guard provider. The Fund also gained through its
overweight to and good security selection within both the
Metals & Mining subsector of Basic Industries as well as the
Healthcare sector.
The Fund invests in global high yield bonds denominated in
U.S. dollars, Euros, British pounds and Canadian dollars. We use currency forwards to hedge the return of non-dollar bonds into U.S. dollars. For the year ended October 31st, non-dollar securities averaged 11.8% of the Fund’s assets and the impact of hedging was a negligible 0.5 basis points.
The Fund’s small bank loan holdings did not suffer from the
continuing transition to SOFR from LIBOR nor do we expect
a significant future impact as loans are a small portion of
the portfolio. Despite the volatility of risk assets due to the pandemic, the Fund has not experienced any liquidity issues.
Subadviser:
Amundi Pioneer Institutional Asset Management, Inc.
Portfolio Managers:
Jonathan M. Duensing, CFA; Andrew D. Feltus, CFA; and
Kenneth J. Monaghan
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions
than are higher-rated corporate bonds. Increased volatility
may reduce the market value of high-yield bonds. They also
are subject to the claims-paying ability of the issuing company.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in
more-aggressive investments such as derivatives (many of
which create investment leverage and illiquidity, and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Amundi Global High Yield Fund - October 31, 2020 - Fund Commentary - 9
Asset Allocation
1
Corporate Bonds 88.5%
Loan Participations 6.2%
Repurchase Agreement 0.7%
Convertible Bonds 0.4%
Forward Currency Contracts 0.2%
Short-Term Investment 0.1%
Common Stock
†
0.0%
Other assets in excess of liabilities 3.9%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.7%
Hotels, Restaurants & Leisure 7.0%
Metals & Mining 5.9%
Commercial Services & Supplies 4.5%
Pharmaceuticals 4.4%
Consumer Finance 4.2%
Household Durables 4.2%
Chemicals 4.2%
Media 3.7%
Health Care Providers & Services 3.5%
Other Industries
#
48.7%
100.0%
Top Holdings
2
American Midstream Partners LP, 9.50%,
12/15/2021 1.4%
Enterprise Development Authority (The), 12.00%,
7/15/2024 1.4%
Freedom Mortgage Corp., 8.13%, 11/15/2024 1.0%
Ford Motor Credit Co. LLC, 4.13%, 8/17/2027 1.0%
Spectacle Gary Holdings, LLC, Term Loan, 11.00%,
12/23/2025 1.0%
MDC Partners, Inc., 6.50%, 5/1/2024 1.0%
Garda World Security Corp., 9.50%, 11/1/2027 1.0%
VistaJet Malta Finance plc, 10.50%, 6/1/2024 0.9%
Alphabet Holding Co., Inc., Term Loan, 3.65%,
9/26/2024 0.9%
RegionalCare Hospital Partners Holdings, Inc., Term
Loan B, 3.90%, 11/16/2025 0.9%
Other Holdings
#
89.5%
100.0%
Top Countries
2
United States 69.0%
Canada 5.3%
Germany 2.4%
Brazil 2.0%
Luxembourg 2.0%
Mexico 1.8%
United Kingdom 1.5%
Argentina 1.3%
Ukraine 1.2%
Italy 1.1%
Other Countries
#
12.4%
100.0%
† Amount rounds to less than 0.1%.
# For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1 Percentages indicated are based upon net assets as of October 31, 2020.
2 Percentages indicated are based upon total investments as of October 31, 2020.

10 - Fund Commentary - October 31, 2020 - Nationwide Amundi Global High Yield Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(2.77)% 2.12% 5.15% 11/2/2015
w/SC
2
(5.00)% 1.34% 4.67%
Class C w/o SC
1
(3.51)% 1.34% 4.36% 11/2/2015
w/SC
3
(4.45)% N/A N/A
Class R6
4.5
(2.40)% 2.44% 5.47% 11/2/2015
Institutional Service Class
5
(2.60)% 2.29% 5.38% 11/2/2015
ICE BofA Merrill Lynch
Global High Yield Index 3.21% 3.63% 6.05% 11/2/2015
ICE BofA Merrill Lynch
Global High Yield Index
(USD Hedged) 2.79% 4.10% 6.39% 11/2/2015
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.35% 1.20%
Class C 2.10% 1.95%
Class R6 0.85% 0.70%
Institutional Service Class 1.10% 0.95%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

Nationwide Amundi Global High Yield Fund - October 31, 2020 - Fund Commentary - 11
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Amundi Global High Yield Fund from inception through 10/31/20 versus the ICE BofA Merrill Lynch (BofAML) Global High Yield Index and the ICE BofAML Global High
Yield Index (USD Hedged) for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

12 - Fund Commentary - October 31, 2020 - Nationwide Amundi Strategic Income Fund
For the annual period ended October 31, 2020, the Nationwide
Amundi Strategic Income Fund (Institutional Service Class)
returned 0.18% versus 6.19% for its benchmark, the Bloomberg
Barclays U.S. Aggregate Bond Index. For broader comparison,
the return for the Fund’s closest Morningstar
®
peer category,
Multisector Bond (consisting of 326 funds as of October 31,
2020), was 1.70% for the same period. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
Annual performance was a product of three distinct market
environments—1) November 2019 up until February 2020 (“the
run-up”), 2) late February through March (“the COVID shock”)
and 3) April through October 2020 (“the recovery”). “The run-up”
period was characterized by narrowing credit market spreads, modestly lower risk-free yields, a healthy US consumer and
a strengthening US economy. Portfolio positioning reflected
this environment as we maintained low interest rate exposure
(duration) and reduced corporate credit market beta exposure in favor of US consumer focused securitized exposure. In late-
February, the unexpected global “COVID shock” had a profound impact on economic growth, market prices and liquidity. Faced with an unknown future, investors and businesses initially
prepared for the worst by seeking risk-free assets and building cash reserves and liquidity. Extreme measures to control the disease hampered most economic activity, resulting in record-
breaking domestic job losses, a shuttered retail sector and
severely curtailed travel and leisure activities. Global credit
(corporate, securitized and sovereign) spreads rapidly repriced wider in response to elevated credit and liquidity risk premia.
Securitized market prices were some of the most negatively
impacted, particularly residential credit, commercial mortgage credit and consumer asset-backed securities. Monetary policy support, government fiscal support measures and relaxed
social distancing policies were all instrumental to defining “the recovery” environment. During this period, corporate credit, residential credit and consumer credit markets largely recouped earlier losses and contributed to overall Fund performance.
Commercial real estate was the slowest sector to recover as
investors weigh the impact of COVID-related structural changes to the demand and utilization of the office, retail and leisure real estate market segments. Work-from-home flexibility is likely to remain common even after the pandemic is under control and
business travel may take years to fully recover back to pre-
COVID levels thanks to the new technology offerings. Within the corporate credit markets, Leisure, Energy, and Capital Goods were the biggest sector laggards. Over the 12-month reporting period, investment grade corporate securities (unhedged) and consumer asset-backed securities were notable contributors
to total returns. The largest detractors on a total return basis were high yield corporate (unhedged), residential MBS credit and commercial MBS credit allocations. At the security level, the largest individual detractors resided within the Credit Risk
Transfer segment of the RMBS market and Transportation and
Energy exposures within corporate exposure. We maintain
allocations to all of the aforementioned sectors, although we have repositioned sector allocations and optimized individual holdings to reflect shifting valuations and fundamental credit risks.
The Fund routinely uses derivatives to hedge currency, interest rate and corporate credit exposures. These instruments include interest rate swaps and futures and credit default swaps on
the broad corporate bond markets. During the reporting period,
U.S. interest rates fell dramatically and, as a result, the Fund’s interest rate hedge positioning (net short) was a detractor from overall performance. While credit derivative positioning was a modest detractor to performance over the reporting period, the hedges proved highly beneficial in reducing the overall
drawdown during the February/March time period and provided
an efficient source to reallocate towards risk assets during the early period of the recovery stage. The Fund did not experience any material liquidity events during the period.
The industry has mostly digested the transition from LIBOR
smoothly. Exceptions to an orderly transition lie within the securitized market where some long-maturing floating securities do not possess prospectus language to deal with a transition from LIBOR and have subsequently experienced price volatility surrounding this issue. The investment team has been careful to avoid purchasing securities without proper LIBOR transition language.
Subadviser:
Amundi Pioneer Institutional Asset Management, Inc.
Portfolio Managers:
Jonathan M. Duensing, CFA; Andrew D. Feltus, CFA; and
Kenneth J. Monaghan
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions
than are higher rated corporate bonds. Increased volatility
may reduce the market value of high-yield bonds. They also
are subject to the claims paying ability of the issuing company.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). The Fund may invest in
more-aggressive investments such as derivatives (many of
which create investment leverage and illiquidity, and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Amundi Strategic Income Fund - October 31, 2020 - Fund Commentary - 13
Asset Allocation
1
Corporate Bonds 53.2%
Collateralized Mortgage Obligations 18.9%
Asset-Backed Securities 7.7%
Commercial Mortgage-Backed Securities 3.9%
Foreign Government Securities 3.2%
Loan Participations 3.2%
Convertible Bonds 2.1%
Repurchase Agreement 0.8%
Futures Contracts 0.6%
Short-Term Investment 0.1%
Forward Currency Contracts 0.1%
Common Stock 0.1%
Credit Default Swaps (1.4)%
Other assets in excess of liabilities
§
7.5%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 9.7%
Banks 7.2%
Hotels, Restaurants & Leisure 6.3%
Media 3.6%
Consumer Finance 3.0%
Insurance 2.6%
Airlines 2.6%
Thrifts & Mortgage Finance 2.0%
Chemicals 1.9%
Equity Real Estate Investment Trusts (REITs) 1.9%
Other Industries
#
59.2%
100.0%
Top Holdings
2
United Arab Emirates Government Bond, 3.88%,
4/16/2050 1.7%
Expedia Group, Inc., 3.25%, 2/15/2030 1.3%
Sirius XM Radio, Inc., 4.13%, 7/1/2030 1.2%
FHLMC STACR Trust, 10.90%, 1/25/2049 1.1%
State of Qatar, 4.82%, 3/14/2049 1.1%
MDC Partners, Inc., 6.50%, 5/1/2024 1.0%
Spectacle Gary Holdings, LLC, Term Loan, 11.00%,
12/23/2025 1.0%
Caesars Entertainment, Inc., 8.13%, 7/1/2027 1.0%
Oaktown Re III Ltd., 4.50%, 7/25/2029 1.0%
Citrix Systems, Inc., 3.30%, 3/1/2030 1.0%
Other Holdings
#
88.6%
100.0%
Top Countries
2
United States 72.9%
Canada 3.6%
Bermuda 3.5%
Italy 2.6%
United Arab Emirates 2.5%
United Kingdom 1.9%
Switzerland 1.8%
Cayman Islands 1.2%
Qatar 1.1%
Ireland 1.1%
Other Countries
#
7.8%
100.0%
# For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
§ Please refer to the Statements of Assets and Liabilities for additional details.
1 Percentages indicated are based upon net assets as of October 31, 2020.
2 Percentages indicated are based upon total investments as of October 31, 2020.

14 - Fund Commentary - October 31, 2020 - Nationwide Amundi Strategic Income Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(0.05)% 2.88% 5.41% 11/2/2015
w/SC
2
(2.31)% 2.09% 4.93%
Class C w/o SC
1
(0.85)% 2.10% 4.62% 11/2/2015
w/SC
3
(1.82)% N/A N/A
Class R6
4,5
0.20% 3.21% 5.73% 11/2/2015
Institutional Service Class
4
0.18% 3.17% 5.70% 11/2/2015
Bloomberg Barclays U.S.
Aggregate Bond Index 6.19% 5.06% 4.06% 11/2/2015
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.25% 0.99%
Class C 2.00% 1.74%
Class R6 0.75% 0.49%
Institutional Service Class 1.00% 0.74%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Amundi Strategic Income Fund - October 31, 2020 - Fund Commentary - 15
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Amundi Strategic Income
Fund from inception through 10/31/20 versus the Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index for the same period.
Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

16 - Fund Commentary - October 31, 2020 - Nationwide Bailard International Equities Fund
For the annual period ended October 31, 2020, the Nationwide
Bailard International Equities Fund (Class A) returned -4.47%
versus -6.86% for its benchmark, the MSCI EAFE
®
Index.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Foreign Large Blend (consisting
of 772 funds as of October 31, 2020), was -4.30% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
Stock selection within markets made a large positive contribution over the period, while country allocation was beneficial when measured against EAFE but not against the ACWI ex-U.S.
Index. The latter was a much “tougher” benchmark due to its
significant weighting in emerging markets, which outperformed developed by a wide margin. The Fund benefited from its
allocations to emerging markets China, Korea, and Argentina –
all three of which are still represented in the portfolio.
Successful stock selection was the primary driver of the Fund’s excess return over EAFE, as portfolio holdings significantly outperformed in Singapore, Australia, Argentina, the UK,
Switzerland, and across the Eurozone region. Most notable
among individual stock contributors was Singapore-domiciled
Sea Ltd., the mobile games and Southeast Asia-focused
e-commerce firm whose stock price more than quintupled
over the year. Others strong performers included Swiss maker of computer peripherals Logitech and French manufacturer
of electrical power products Schneider Electric. The Fund
continues to hold shares in all three companies.
The period’s most notable performance headwind came from
value factors – EAFE Growth outperformed EAFE Value
by more than 20% over the 12 months. To the extent that
the country and stock models are sensitive to valuation, this differential held back returns except during a few brief value rebounds.
The spread of COVID-19 and resulting government lockdowns
hit the global economy hard in Q1 of 2020, causing stock
and commodity prices to collapse in March. Energy-sensitive
markets and currencies experienced some of the most
pronounced weakness, as restrictions on travel and commerce
were predicted to dramatically reduce oil demand.
Over one year the least helpful country exposures when
measured against EAFE were the underweight in Japan
and the allocation to emerging market Colombia. Japan’s
stock market and the yen served as relative safe havens in
Q1 2020, with the country widely seen to have managed the
initial coronavirus outbreak well. Colombia’s stock market and currency were both hammered by plunging oil prices in Q1,
and the market has since clawed back only a fraction of those declines. Japan is still an underweight relative to EAFE, though overweight against ACWI ex-U.S.; the Fund continues to hold
a small position in Colombia.
Though stock selection over the entire portfolio was a significant positive, Japan was a notable source of weakness – in large part due to the value headwind noted above. An individual detractor which exemplifies such trouble is office equipment and imaging firm Canon, struggling with profitability even in normal times and more recently finding itself on the wrong side of what could be a sea change in favor of remote work over office presence.
Other notable detractors over the period included insurer Swiss
Life and French automaker Peugeot. The Fund maintains
modest positions in Swiss Life and Peugeot but no longer holds shares in Canon.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
There were no industry impacts from LIBOR, nor do we expect
any impact on the fund.
Subadviser:
Bailard, Inc.
Portfolio Managers:
Anthony Craddock; Peter M. Hill; Eric P. Leve, CFA; and Daniel
McKellar, CFA
The Fund is subject to the risks of investing in equity securities.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging and frontier markets). The
Fund may invest in more-aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile). The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Bailard International Equities Fund - October 31, 2020 - Fund Commentary - 17
Asset Allocation
1
Common Stocks 98.0%
Repurchase Agreement 1.5%
Exchange Traded Fund 0.6%
Short-Term Investment 0.1%
Liabilities in excess of other assets (0.2)%
100.0%
Top Industries
2
Pharmaceuticals 9.9%
Banks 7.0%
Insurance 4.3%
Semiconductors & Semiconductor Equipment 4.2%
Food Products 3.7%
Metals & Mining 3.6%
Chemicals 3.4%
Automobiles 3.2%
Electrical Equipment 2.9%
Capital Markets 2.8%
Other Industries
#
55.0%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.1%
Roche Holding AG 2.0%
ASML Holding NV (Registered), NYRS 1.6%
Schneider Electric SE 1.5%
Novo Nordisk A/S, Class B 1.4%
Novartis AG (Registered) 1.2%
Air Liquide SA 1.2%
AstraZeneca plc, ADR 1.1%
Logitech International SA (Registered) 1.0%
Deutsche Post AG (Registered) 1.0%
Other Holdings
#
85.9%
100.0%
Top Countries
2
Japan 22.1%
Germany 8.9%
Switzerland 8.6%
France 8.1%
United Kingdom 8.0%
Australia 6.1%
Netherlands 5.4%
China 4.7%
Denmark 4.4%
Hong Kong 2.6%
Other Countries
#
21.1%
100.0%
# For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1 Percentages indicated are based upon net assets as of October 31, 2020.
2 Percentages indicated are based upon total investments as of October 31, 2020.

18 - Fund Commentary - October 31, 2020 - Nationwide Bailard International Equities Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(4.47)% 0.93% 2.91% 4/3/2006
w/SC
3
(9.91)% (0.26)% 2.33%
Class C
1
w/o SC
2
(5.25)% 0.18% 2.17% 4/3/2006
w/SC
4
(6.25)% N/A N/A
Class M
1,5
(4.23)% 1.29% 3.26% 9/4/1979
Class R6
5,6
(4.23)% 1.29% 3.22% 9/18/2013
Institutional Service
Class
1,5,7
(4.30)% 1.19% 3.14% 4/4/2006
MSCI EAFE® Index (6.86)% 2.85% 3.82%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.26%
Class C 2.01%
Class M 0.92%
Class R6 0.92%
Institutional Service Class 0.98%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide Bailard International Equities Fund - October 31, 2020 - Fund Commentary - 19
Performance of a $10,000 Investment
Performance return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard International Equities Fund versus the MSCI EAFE
®
Index over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark International Opportunities Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2020 - Nationwide Emerging Markets Debt Fund
For the annual period ended October 31, 2020, the Nationwide
Emerging Markets Debt Fund (Class R6) returned -3.38%
versus 0.98% for its benchmark, the JPM EMBI Global
Diversified Index. For broader comparison, the return for the
Fund’s closest Morningstar
®
peer category, Emerging Markets
Bond (consisting of 276 funds as of October 31, 2020), was
0.99% for the same period. Performance for the Fund’s other
share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
The past 12 months has been extremely eventful for emerging
market debt, with markets rocked by the fallout from the
pandemic and as well as some slightly older chickens coming
home to roost in the form of debt restructurings and outright default. Markets were extremely volatile, falling almost 20%
peak to trough in March but have clawed back since then to
end the financial year close to unchanged as described by
the performance benchmark of the Fund, an equally weighted
basket of the JPMorgan EMBI Global Diversified, CEMBI Broad
Diversified and GBI-EM Global Diversified with falling global interest rates being the key driver of the market’s ultimate stability. Emerging Markets (“EM”) corporate bonds performed best, with the higher weight of investment grade issuers and
Asian issuers in particular being the key reason. Investment grade USD denominated debt performed very well over the
past 12 months as US treasury yields fell from around 2% to
around 1% and credit spreads have recovered (especially for
sovereign names). Local currency debt lagged, with currencies unable to recover quickly from the shock, other parts of the market in the absence of foreign investor interest to allocate into domestic markets, both bonds and equities. Local interest rates in EM are considerably lower and in most countries
as are bond yields. However, yield curves have steepened
dramatically, meaning that in some countries 10-year bonds
are actually yielding higher than in the last quarter of 2019.
In sovereign external debt markets, it has been an extremely eventful year. Countries such as Lebanon and Argentina
ended 2019 trading at distressed levels and both headed
to defaults that would likely have occurred with or without
the COVID crisis. Argentina has managed to complete a
restructuring following a period of fractious discussion with creditors but little to no progress has been made by Lebanon, which is still in a state of political turmoil that has been made worse by the tragedy at Beirut Port. Zambia is another country that has been in debt distress for some time and at the time of writing is using the grace period for coupon payments on one of its bonds while also attempting to renegotiate with Chinese banks. It is possible that the crisis accelerated this event but it was inevitable in any case. The crisis has though had a
hand in other credit events this year: Ecuador was forced to seek friendlier terms from bondholders following the dramatic fall in oil prices and a domestic economy hit badly by a severe
COVID outbreak, while other tourist dependent countries such as Belize have done similarly. An effort by the G20 to get the private sector to extend debt relief to low income countries through a program known as the Debt Service Suspension
Initiative or DSSI has so far come too little as countries that are not already directly negotiating with bondholders fear with some justification that there will be negative consequences of participating in the scheme. Several of these countries are
finding that the market is open to them for new borrowing and this would make more resources available than simply delaying debt service on existing instruments.
Holdings in Qatar government bonds were the top contributor
to performance of the portfolio over the past year. The decision to avoid Lebanon also contributed strongly to returns relative to the benchmark. Finally, South African positions also contributed thanks to currency hedges employed. Finally, Ecuador was
also a detractor to performance as the government was forced to seek debt service relief as the crisis hit income. We have continued to hold Ecuador, because the prices available in the market in the wake of the announcement were not attractive to sell at.
Positions in India were big detractors to performance due to two high yield corporate securities that were badly affected by the lockdown. Polish holdings underperformed. The Fund has
been short the Polish Zloty against the Czech Koruna for most of the year and continue to hold this position.
The Fund does use derivatives in the form of futures, forwards and non-deliverable forwards to hedge the currency risk of
bonds where the currency is unattractive or would contribute too much to portfolio risk, but also to add currency exposure or to go short through straight currency plays. Interest rate swaps and credit default swaps are similarly used both for
hedging and for relative value trading. FX forward trading had a mixed effect in the past 12m, with hedges being generally
positive and certainly reducing portfolio risk as intended, while straight currency plays have detracted a little. The interest rate swap position used in the past year detracted from return as described above.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Subadviser:
Aberdeen Standard Investments
Portfolio Managers:
Mark Baker, CFA and Kieran Curtis
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds). Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-
quality securities. The prices of high-yield bonds tend to be more sensitive to adverse economic and business conditions
than are higher rated corporate bonds. Increased volatility
may reduce the market value of high-yield bonds. They also
are subject to the claims paying ability of the issuing company.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which

Nationwide Emerging Markets Debt Fund - October 31, 2020 - Fund Commentary - 21
are magnified in emerging markets). The Fund may invest in
more-aggressive investments such as derivatives (many of
which create investment leverage and illiquidity, and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Foreign Government Securities 67.4%
Corporate Bonds 27.3%
Forward Currency Contracts 0.1%
Other assets in excess of liabilities
§
5.2%
100.0%
Top Industries
2
Banks 6.2%
Oil, Gas & Consumable Fuels 4.6%
Chemicals 2.4%
Real Estate Management & Development 2.4%
Electric Utilities 2.2%
Diversified Financial Services 1.6%
Construction & Engineering 1.3%
Consumer Finance 1.1%
Automobiles 1.0%
Pharmaceuticals 1.0%
Other Industries 76.2%
100.0%
Top Holdings
2
Notas do Tesouro Nacional, 10.00%, 1/1/2029 4.0%
Republic of South Africa, 8.25%, 3/31/2032 3.8%
Kingdom of Thailand, 1.25%, 3/12/2028 3.0%
Russian Federation, 7.65%, 4/10/2030 2.6%
State of Qatar, 4.82%, 3/14/2049 2.4%
Mex Bonos Desarr Fix Rt, 5.75%, 3/5/2026 2.2%
Ukraine Government Bond, 7.75%, 9/1/2023 2.0%
Notas do Tesouro Nacional, 10.00%, 1/1/2031 1.9%
Malaysia Government Bond, 3.91%, 7/15/2026 1.9%
Bonos de la Tesoreria, 5.94%, 2/12/2029 1.8%
Other Holdings 74.4%
100.0%
Top Countries
2
Brazil 7.8%
Mexico 7.6%
Russia 5.6%
Indonesia 5.5%
South Africa 5.4%
Colombia 4.9%
Qatar 4.0%
Thailand 3.6%
China 3.3%
Egypt 3.2%
Other Countries 49.1%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

22 - Fund Commentary - October 31, 2020 - Nationwide Emerging Markets Debt Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(3.62)% 1.67% 4.71% 2/29/2016
w/SC
2
(5.75)% 0.91% 4.21%
Class C w/o SC
1
(4.31)% 0.91% 3.93% 2/29/2016
w/SC
3
(5.24)% N/A N/A
Class R6
4,5
(3.38)% 1.93% 4.99% 2/29/2016
Institutional Service Class
4
(3.38)% 1.94% 4.98% 2/29/2016
JPM EMBI Global
Diversified Index 0.98% 3.35% 5.94% 2/29/2016
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.53% 1.40%
Class C 2.28% 2.15%
Class R6 1.03% 0.90%
Institutional Service Class 1.28% 1.15%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Emerging Markets Debt Fund - October 31, 2020 - Fund Commentary - 23
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Emerging Markets Debt Fund from inception through 10/31/20 versus the JPM EMBI Global Diversified Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2020 - Nationwide Global Sustainable Equity Fund
For the annual period ended October 31, 2020, the Nationwide
Global Sustainable Equity Fund, Class R6 returned 6.78%
versus 4.36% for its benchmark, the MSCI World IndexSM
Free. For broader comparison, the return for the Fund’s
closest Morningstar
®
 peer category, World Large Stock
(consisting of 830 funds as of October 31, 2020) was 5.72% for the same period. Performance for the Fund’s other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
Over the one-year period, ending October 2020, the Global
Sustainable Equity strategy outperformed the benchmark.
Positive stock selection in Energy and Consumer Staples as
well as the strategy's overall positioning in Health Care added the most value. In terms of stocks, top contributors include
Bio-Rad Laboratories, Amazon and Trimble (the strategy still holds these securities). The strategy's underweight to and
stock selection within Information Technology detracted the
most. To a lesser extent, stock selection in Materials and the strategy's overall positioning in Communication Services also contributed negatively. Regarding stock names, top detractors include Apple (not held), Delta Airlines (since sold off) and Axis
Bank (still held).
The Fund's underlying strategy does not typical invest in
derivatives. However, Futures may be used to implement fund
flows, facilitate market shifts and equitize cash balances.
During the reporting period the Fund's underlying strategy did not experience any liquidity events that had a material impact on Fund performance.
The first months of 2020 saw equity markets impacted by
several major external shocks and during Q1 the strategy did underperform the benchmark slightly. However, the strategy
experienced a solid recovery in Q2 and remains ahead of the
benchmark YTD (end October 2020).
We believe that in volatile periods such as we have witnessed in 2020, it is crucial to stick to your tried and tested investment process. Our investment process has been in place for 40
years, and our Portfolio Management Team has invested
through many such short-term dislocations, and it is crucial during such periods to stick to our disciplined process and take advantage of these volatile periods to invest in companies at attractive relative valuations where the fundamental investment thesis is being mispriced.
Our fundamental analysts have been and are closely
monitoring changes in underlying corporate fundamentals from an intermediate and longer-term perspective. We are being
especially sensitive to companies operating with high leverage and evaluating direct balance sheet risk and credit quality
where supply chains could be negatively affected through
business disruption.
The Global Sustainable Equity strategy is a fully active strategy and our investment team has been increasing exposures
where short-term price movements provide opportunities.
Our typical holding period is three to five years though we will use equity market volatility and price overreactions to actively trade and take advantage of opportunities to increase holdings or initiate new positions in attractively valued opportunities.
More specifically, when COVID-19 and lockdown restrictions
commenced in March, we opportunistically looked to change
some aspects of the portfolio. It was clear from early on that
COVID-19 would exaggerate some of the trends in the market
we have already been seeing, such as flexible working and
"work-from-home" as well as rapid digital transformation across several sectors. In addition, the pronounced level of uncertainty in areas such as travel, hospitality and retail meant that these companies would be forced to raise capital and for many their business models would become more challenged. As such,
we switched from Delta Airlines into Southwest Airlines, which we believe has a much more robust business model and
stronger cash position to survive further lockdowns. Moreover, the increased volatility in the market resulted in large share price movements became disconnected with stock-specific
fundamentals. As a result, we identified several opportunities to increase or initiate positions in high quality companies that were trading below their intrinsic value such as VMware (cloud computing) and Aptiv (active safety technology and software
capabilities for electronic vehicles).
The returns shown above are based on currently available
information and are subject to revision. Past performance is not indicative of future results.
Subadviser:
UBS Asset Management (Americas) Inc.
Portfolio Managers:
Bruno Bertocci and Joseph Elegante, CFA
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price,
2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited
resources. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Funds that
concentrate on specific countries may be subject to greater
volatility than that of other mutual funds. Sustainability factors used in the subadviser’ s investment process will likely make the Fund perform differently from a fund that relies solely or primarily on financial metrics. The Fund may invest in more-
aggressive investments such as derivatives (many of which
create investment leverage and are highly volatile). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Global Sustainable Equity Fund - October 31, 2020 - Fund Commentary - 25
Asset Allocation
1
Common Sto cks 98.3%
Repurchase Agreement 0.8%
Short-Term Investment 0.1%
Other assets in excess of liabilities 0.8%
100.0%
Top Industries
2
Software 7.1%
Internet & Direct Marketing Retail 6.3%
Banks 4.9%
Insurance 4.5%
Semiconductors & Semiconductor Equipment 3.9%
Chemicals 3.9%
Capital Markets 3.8%
Specialty Retail 3.8%
Electronic Equipment, Instruments & Components 3.7%
Auto Components 3.6%
Other Industries
#
54.5%
100.0%
Top Holdings
2
Amazon.com, Inc. 4.1%
Microsoft Corp. 3.8%
Sony Corp. 2.6%
Bio-Rad Laboratories, Inc., Class A 2.3%
Aptiv plc 2.2%
UnitedHealth Group, Inc. 2.1%
Southwest Airlines Co. 2.0%
Linde plc 2.0%
TJX Cos., Inc. (The) 1.9%
Lowe's Cos., Inc. 1.9%
Other Holdings
#
75.1%
100.0%
Top Countries
2
United States 56.6%
United Kingdom 10.3%
Japan 8.5%
Germany 3.0%
Netherlands 2.8%
Switzerland 2.7%
China 2.4%
Denmark 2.0%
Finland 1.7%
Italy 1.3%
Other Countries
#
8.7%
100.0%
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

26 - Fund Commentary - October 31, 2020 - Nationwide Global Sustainable Equity Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
6.37% 8.53% 7.21% 6/30/1997
w/SC
3
0.23% 7.26% 6.61%
Class C
1
w/o SC
2
5.59% 7.68% 6.43% 11/27/2001
w/SC
4
4.59% N/A N/A
Class R6
1,5,6,7
6.78% 8.95% 7.60% 1/28/1994
Institutional Service Class
5
6.70% 8.85% 7.60% 11/21/2012
MSCI World IndexSM Free 4.36% 8.13% 8.64%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.59% 1.30%
Class C 2.39% 2.10%
Class R6 1.24% 0.95%
Institutional Service Class 1.31% 1.02%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
A 5.75% front-end sales charge was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective November 19, 2012, Class Y Shares were renamed Institutional Class Shares.
7
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Global Sustainable Equity Fund - October 31, 2020 - Fund Commentary - 27
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Global Sustainable Equity Fund from inception through 10/31/20 versus the MSCI World IndexSM Free for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - October 31, 2020 - Nationwide International Small Cap Fund
For the annual period ended October 31, 2020, the Nationwide
International Small Cap Fund (Class R6) returned 1.50%
versus -1.36% for its benchmark, the MSCI EAFE
®
Small
Cap Index. For broader comparison, the return for the Fund’s closest Morningstar
®
peer category, Foreign Small/Mid Blend
(consisting of 105 funds as of October 31, 2020), was -2.46%
for the same period. Performance for the Fund’s other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
Global equities, as measured by the MSCI AC World Index,
rose more than 5.4% for the trailing twelve-month period ended
31 October 2020. Towards the end of 2019, global equities
rose as the U.S. -China trade dispute remained foremost in
investors’ minds. The U.S. canceled tariffs that were scheduled to take effect on December 15, in an effort to secure a trade deal with China. U.S. President Donald Trump subsequently
announced that the first phase of a trade agreement will be
signed on January 15, providing significant relief to global markets.
In the first quarter of 2020, global markets ended sharply lower.
The coronavirus spread rapidly across the globe, causing
unprecedented disruption to financial markets and economies
and overshadowing optimism about a phase-one trade deal
between the U.S. and China. The World Health Organization
declared the coronavirus outbreak a pandemic, with 877,000
confirmed cases and more than 43,200 deaths in 180 countries.
Market volatility remained extremely high, and liquidity plunged to record lows.
In the second quarter of 2020, global equities surged to their best quarterly return since December 1999. Markets were fueled by optimism about successful early stage trials for a potential coronavirus vaccine, ongoing fiscal and monetary stimulus,
and signs that global economic activity was improving. As new coronavirus cases declined in most countries, governments
shifted their focus, gradually lifting lockdown restrictions and supporting the recovery of the economies; however, new cases rose sharply in areas of the U.S., while India and much of Latin
America continued to struggle with bringing the virus under
control.
In the third quarter of 2020, global markets were bolstered
by the impact of massive fiscal and monetary stimulus from
governments and central banks, signaling a recovery in global economic growth, and the potential for COVID-19 vaccines in
the near future. However, the recovery was further threatened by the pandemic. The Worldwide death toll eclipsed one
million, with infections escalating in Europe, the U.S., India, and Latin America. Europe faced an alarming rise in cases,
as the number of new infections reached record highs in some countries.
In the final month of the period, global equities fell as a
resurgence of COVID-19 cases in the U.S. and Europe and
the upcoming U.S. elections were foremost in investors’
minds. The U.S. Food and Drug Administration approved the
antiviral drug Remdesivir for the treatment of COVID-19, while
European countries battled a second wave of infections amid
record-high numbers of new cases, most notably in France,
Spain, Germany, and the UK.
The portfolio outperformed the MSCI EAFE Small Cap Index
during the period. The portfolio’s relative outperformance
during the period was driven by strong stock selection in the information technology, health care, and real estate sectors.
This strong selection was partially offset by weaker selection in the consumer discretionary, communication services, and
energy sectors.
Top contributors to relative performance during the period
included Wix.com (information technology), Tecan Group
(healthcare), and DiaSorin (healthcare). Wix.com, an Israeli cloud-based web development services company, was the top
contributor during the period. Shares rose sharply in May after announcing strong first-quarter earnings driven by significant growth in April and an all-time monthly high of 3.2 million
new registered users added. We like the fundamentals of the
investment, but eliminated our position during the period as the stock price appreciation has moved Wix.com out of the small
cap universe. Tecan Group, a Switzerland-based company
providing automated laboratory instruments and solutions, was also a top contributor. Shares rose during the period following the announcement of strong financial results in the first half of 2020 with a reported 42.2% rise in net profit. The business saw an unprecedented increase in demand for its products to
aid in the fight against COVID-19, prompting an expansion of production capabilities and a record high order backlog. The sales outlook for the full year 2020 also increased. We continue to hold an overweight position. DiaSorin, an Italy-based
biotechnology company, was also a top contributor during
the period. Shares benefited from sales of the company’s
COVID-19 testing kits and strong molecular diagnostic sales.
We eliminated our position during the period.
Top detractors from relative performance during the period
included Elior Group (consumer discretionary), Network
International (information technology), and NMC Health (health care). Elior, a France-based commercial catering company, was the top detractor during the period. Shares fell as the company saw sharp declines in revenue due to closures of schools,
universities, and hospital cafeterias throughout Europe amid the
COVID-19 pandemic. We continue to hold a position at current valuations as we believe revenues should rebound quickly once a vaccine is introduced and sales volume at their clients moves towards pre-COVID levels. Network International, a London-
based payments company that focuses on the Middle East and
Africa, was also a top detractor. Shares fell over the period as revenue declined amid pandemic headwinds. Shares also fell
sharply in October after Dubai’s biggest bank, Emirates NBD, braced for credit losses by more than doubling the amount set aside in provisions due to the pandemic. The results indicated
a weaker market in United Emirates than anticipated, which is a core market for Network International. We continue to hold a position and believe the company’s position as a leader in electronic payments in the region should help produce solid
results long-term. NMC Health declined during the period as the company faced pressure from allegations of faulty accounting

Nationwide International Small Cap Fund - October 31, 2020 - Fund Commentary - 29
practices. Trading of shares was suspended in late February. In
April, the company was placed into administration by U.K. court and requested its shares be delisted from the London Stock
Exchange. The position was eliminated during the period.
This year, equity markets have seen both a historic drop
and remarkable recovery. Throughout this turbulent period
various sectors have led and lagged as allocators attempt to navigate when and to what degree economies will shift in a
post-COVID world. The Fund has been able to navigate the
volatility brought on by COVID-19. Though performance has
struggled in certain sectors as mentioned above, the Fund has been able to add value in the first and second quarters of 2020 as well as the YTD period. The lasting impacts of COVID-19
on enterprise and consumer behavior are key topics for debate amongst our Global Industry Analysts (GIAs) and broader
market participants. Our GIAs remain focused on identifying
companies within their coverage areas that are best positioned for growth in both the current environment and years to come.
The portfolio utilized exchange traded funds (ETFs) during the period to equitize cash. The positions did not have a material impact on the portfolio during the period.
The portfolio did not experience any liquidity events that had a material impact on performance over the period.
While Wellington is actively preparing for the LIBOR transition to take place in the near future, the portfolio has not seen any impacts, as it is an equity strategy. While we do not expect any impacts on the portfolio, Wellington has implemented dedicated projects to ensure a smooth transition and mitigate investment risks as best as possible for all potentially impacted accounts.
Subadviser:
Wellington Management Company LLP
Portfolio Managers:
Mary L. Pryshlak, CFA, and Jonathan D. White, CFA
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies are usually
less stable in price and less liquid than larger, more-established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments
and may have more-limited resources. Therefore, they
generally involve greater risk. The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets).
The Fund may invest in more-aggressive investments such
as derivatives (many of which create investment leverage and illiquidity, and are highly volatile). The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. The Fund uses both a growth style and
a value style of investing, and may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

30 - Fund Commentary - October 31, 2020 - Nationwide International Small Cap Fund
Asset Allocation
1
Common Stocks 97.5%
Exchange Traded Fund 1.9%
Repurchase Agreement 1.7%
Short-Term Investment 0.2%
Rights
†
0.0%
Liabilities in excess of other assets (1.3)%
100.0%
Top Industries
2
Machinery 6.6%
Equity Real Estate Investment Trusts (REITs) 6.3%
IT Services 5.6%
Semiconductors & Semiconductor Equipment 4.8%
Real Estate Management & Development 4.5%
Biotechnology 4.2%
Hotels, Restaurants & Leisure 3.7%
Chemicals 3.2%
Capital Markets 3.1%
Food Products 3.0%
Other Industries
#
55.0%
100.0%
Top Holdings
2
iShares MSCI EAFE Small-Cap ETF 1.9%
Abcam plc 1.4%
Intermediate Capital Group plc 1.2%
Tecan Group AG (Registered) 1.2%
IMCD NV 1.1%
Trelleborg AB, Class B 1.1%
Catena AB 1.1%
Comforia Residential REIT, Inc. 1.0%
Smurfit Kappa Group plc 1.0%
Rotork plc 1.0%
Other Holdings
#
88.0%
100.0%
Top Countries
2
Japan 21.2%
United Kingdom 15.0%
Italy 5.5%
France 5.4%
China 5.1%
Sweden 4.7%
Australia 4.2%
Netherlands 3.3%
Taiwan 3.3%
Switzerland 3.2%
Other Countries
#
29.1%
100.0%
† Amount rounds to less than 0.1%.
# For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1 Percentages indicated are based upon net assets as of October 31, 2020.
2 Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide International Small Cap Fund - October 31, 2020 - Fund Commentary - 31
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 3 Yr.
10 yr. or
Inception
*
Date of
Inception
Class A w/o SC
1
1.23% 0.27% 6.36% 12/29/2016
w/SC
2
(4.62)% (1.70)% 4.74%
Class R6
3
1.50% 0.55% 6.69% 12/29/2016
Institutional Service Class
3
1.37% 0.47% 6.59% 12/29/2016
MSCI EAFE® Small Cap
Index (1.36)% (0.35)% 6.53% 12/29/2016
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.55% 1.50%
Class R6 1.05% 1.00%
Institutional Service Class 1.17% 1.12%
*
Not annualized
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

32 - Fund Commentary - October 31, 2020 - Nationwide International Small Cap Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide International Small Cap Fund from inception through 10/31/20 versus the MSCI EAFE
®
Small Cap Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

International Funds - October 31, 2020 - Shareholder Expense Examples - 33
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2020)
and continued to hold your shares at the end of the reporting period (October 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2020 through October 31, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2020 through October 31, 2020. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in
the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your
ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these
transaction costs were included, your costs would have been
higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide AllianzGI International Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,360.70 6.29 1.06
Hypothetical
(a)(b)
1,000.00 1,019.81 5.38 1.06
Class R6 Shares
Actual
(a)
1,000.00 1,363.00 4.28 0.72
Hypothetical
(a)(b)
1,000.00 1,021.52 3.66 0.72
Eagle Class Shares
Actual
(a)
1,000.00 1,362.10 4.87 0.82
Hypothetical
(a)(b)
1,000.00 1,021.01 4.17 0.82
Institutional Service Class Shares
Actual
(a)
1,000.00 1,362.10 5.40 0.91
Hypothetical
(a)(b)
1,000.00 1,020.56 4.62 0.91

34 - Shareholder Expense Examples - October 31, 2020 - International Funds
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Amundi Global High Yield Fund
Class A Shares
Actual
(a)
1,000.00 1,133.70 5.20 0.97
Hypothetical
(a)(b)
1,000.00 1,020.26 4.93 0.97
Class C Shares
Actual
(a)
1,000.00 1,129.40 9.42 1.76
Hypothetical
(a)(b)
1,000.00 1,016.29 8.92 1.76
Class R6 Shares
Actual
(a)
1,000.00 1,136.30 3.76 0.70
Hypothetical
(a)(b)
1,000.00 1,021.62 3.56 0.70
Institutional Service Class Shares
Actual
(a)
1,000.00 1,134.50 4.29 0.80
Hypothetical
(a)(b)
1,000.00 1,021.11 4.06 0.80
Nationwide Amundi Strategic Income Fund
Class A Shares
Actual
(a)
1,000.00 1,166.10 4.52 0.83
Hypothetical
(a)(b)
1,000.00 1,020.96 4.22 0.83
Class C Shares
Actual
(a)
1,000.00 1,161.70 8.69 1.60
Hypothetical
(a)(b)
1,000.00 1,017.09 8.11 1.60
Class R6 Shares
Actual
(a)
1,000.00 1,168.00 2.67 0.49
Hypothetical
(a)(b)
1,000.00 1,022.67 2.49 0.49
Institutional Service Class Shares
Actual
(a)
1,000.00 1,167.40 3.32 0.61
Hypothetical
(a)(b)
1,000.00 1,022.07 3.10 0.61
Nationwide Bailard International Equities Fund
Class A Shares
Actual
(a)
1,000.00 1,114.00 6.96 1.31
Hypothetical
(a)(b)
1,000.00 1,018.55 6.65 1.31
Class C Shares
Actual
(a)
1,000.00 1,109.60 10.87 2.05
Hypothetical
(a)(b)
1,000.00 1,014.83 10.38 2.05
Class M Shares
Actual
(a)
1,000.00 1,116.40 5.11 0.96
Hypothetical
(a)(b)
1,000.00 1,020.31 4.88 0.96
Class R6 Shares
Actual
(a)
1,000.00 1,116.40 5.16 0.97
Hypothetical
(a)(b)
1,000.00 1,020.26 4.93 0.97
Institutional Service Class Shares
Actual
(a)
1,000.00 1,114.20 5.42 1.02
Hypothetical
(a)(b)
1,000.00 1,020.01 5.18 1.02
Nationwide Emerging Markets Debt Fund
Class A Shares
Actual
(a)
1,000.00 1,115.60 6.12 1.15
Hypothetical
(a)(b)
1,000.00 1,019.36 5.84 1.15
Class C Shares
Actual
(a)
1,000.00 1,111.10 9.87 1.86
Hypothetical
(a)(b)
1,000.00 1,015.79 9.42 1.86
Class R6 Shares
Actual
(a)
1,000.00 1,117.00 4.79 0.90
Hypothetical
(a)(b)
1,000.00 1,020.61 4.57 0.90
Institutional Service Class Shares
Actual
(a)
1,000.00 1,117.10 4.79 0.90
Hypothetical
(a)(b)
1,000.00 1,020.61 4.57 0.90

International Funds - October 31, 2020 - Shareholder Expense Examples - 35
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Global Sustainable Equity Fund
Class A Shares
Actual
(a)
1,000.00 1,149.60 7.02 1.30
Hypothetical
(a)(b)
1,000.00 1,018.60 6.60 1.30
Class C Shares
Actual
(a)
1,000.00 1,145.60 11.00 2.04
Hypothetical
(a)(b)
1,000.00 1,014.88 10.33 2.04
Class R6 Shares
Actual
(a)
1,000.00 1,152.30 5.14 0.95
Hypothetical
(a)(b)
1,000.00 1,020.36 4.82 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 1,151.60 5.79 1.07
Hypothetical
(a)(b)
1,000.00 1,019.76 5.43 1.07
Nationwide International Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 1,166.70 7.35 1.35
Hypothetical
(a)(b)
1,000.00 1,018.35 6.85 1.35
Class R6 Shares
Actual
(a)
1,000.00 1,168.30 5.40 0.99
Hypothetical
(a)(b)
1,000.00 1,020.16 5.03 0.99
Institutional Service Class Shares
Actual
(a)
1,000.00 1,167.30 6.05 1.11
Hypothetical
(a)(b)
1,000.00 1,019.56 5.63 1.11
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2020 through
October 31, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

36 - Statement of Investments - October 31, 2020 - Nationwide AllianzGI International Growth Fund
Common Stocks 99.3%
Shares Value ($)
ARGENTINA 4.0%
Internet & Direct Marketing Retail 4.0%
MercadoLibre , Inc. * 8,559 10,391,054
AUSTRALIA 3.9%
Biotechnology 0.8%
CSL Ltd. 10,481 2,130,222
Hotels, Restaurants & Leisure 3.1%
Domino's Pizza Enterprises
Ltd. 134,312 8,007,677
10,137,899
BRAZIL 3.4%
IT Services 3.4%
StoneCo Ltd., Class A * 166,389 8,742,078
CANADA 5.7%
Food & Staples Retailing 1.7%
Alimentation Couche-Tard,
Inc., Class B 141,726 4,364,646
IT Services 1.7%
Shopify, Inc., Class A * 4,805 4,446,691
Road & Rail 0.5%
Canadian National Railway
Co. 12,965 1,287,936
Software 1.8%
Constellation Software, Inc. 4,498 4,721,803
14,821,076
CHINA 15.5%
Diversified Consumer Services 0.7%
TAL Education Group, ADR * 28,497 1,893,911
Entertainment 2.6%
Tencent Music Entertainment
Group, ADR * 440,934 6,561,098
Interactive Media & Services 5.5%
Tencent Holdings Ltd. 183,248 14,056,299
Internet & Direct Marketing Retail 6.7%
Alibaba Group Holding Ltd.,
ADR * 56,276 17,146,734
39,658,042
DENMARK 14.6%
Air Freight & Logistics 3.1%
DSV PANALPINA A/S 50,037 8,107,915
Health Care Equipment & Supplies 6.3%
Ambu A/S, Class B (a) 518,005 15,720,464
Coloplast A/S, Class B 4,089 597,034
16,317,498
Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B 42,589 2,723,642
Software 4.1%
Netcompany Group A/S Reg.
S *(b) 127,091 10,585,546
37,734,601
GERMANY 10.2%
Diversified Financial Services 0.5%
GRENKE AG (a) 34,486 1,347,034
Common Stocks
Shares Value ($)
GERMANY
Internet & Direct Marketing Retail 1.7%
Zalando SE Reg. S *(b) 46,143 4,311,882
IT Services 1.8%
Bechtle AG 27,629 4,760,777
Semiconductors & Semiconductor Equipment 3.5%
Infineon Technologies AG 317,048 8,878,633
Software 1.8%
SAP SE 42,512 4,530,654
Textiles, Apparel & Luxury Goods 0.9%
adidas AG * 8,191 2,433,880
26,262,860
HONG KONG 2.3%
Insurance 2.3%
AIA Group Ltd. 640,988 6,045,359
INDIA 4.1%
Banks 4.1%
HDFC Bank Ltd., ADR * 183,929 10,564,882
INDONESIA 0.4%
Banks 0.4%
Bank Central Asia Tbk . PT 547,015 1,075,447
IRELAND 1.4%
Building Products 1.4%
Kingspan Group plc 41,660 3,633,226
ISRAEL 6.7%
IT Services 6.7%
Wix.com Ltd. * 70,010 17,314,873
JAPAN 2.8%
Electronic Equipment, Instruments & Components 1.7%
Keyence Corp. 9,760 4,425,899
Trading Companies & Distributors 1.1%
MonotaRO Co. Ltd. 50,842 2,838,580
7,264,479
NETHERLANDS 4.8%
Semiconductors & Semiconductor Equipment 4.8%
ASML Holding NV 34,032 12,372,492
NEW ZEALAND 1.6%
Air Freight & Logistics 1.6%
Mainfreight Ltd. 114,808 4,094,226
SOUTH AFRICA 1.1%
Banks 1.1%
Capitec Bank Holdings Ltd. * 40,337 2,829,497
SWEDEN 6.5%
Building Products 0.6%
Assa Abloy AB, Class B 68,047 1,461,254
Chemicals 1.1%
Hexpol AB 336,428 2,966,000
Electronic Equipment, Instruments & Components 1.2%
Hexagon AB, Class B 43,424 3,171,234
Machinery 2.0%
Atlas Copco AB, Class A 71,099 3,140,165
Epiroc AB, Class A 131,781 1,970,056
5,110,221

Nationwide AllianzGI International Growth Fund - October 31, 2020 - Statement of Investments - 37
Common Stocks
Shares Value ($)
SWEDEN
Trading Companies & Distributors 1.6%
AddTech AB, Class B 369,172 4,087,124
16,795,833
SWITZERLAND 4.1%
Capital Markets 1.2%
Partners Group Holding AG 3,401 3,062,412
Chemicals 1.5%
Sika AG (Registered) 14,502 3,565,137
Machinery 0.9%
VAT Group AG Reg. S *(b) 13,064 2,449,092
Software 0.5%
Temenos AG (Registered) 12,890 1,381,770
10,458,411
TAIWAN 5.1%
Entertainment 5.1%
Sea Ltd., ADR * 83,561 13,177,570
UNITED KINGDOM 1.1%
Industrial Conglomerates 1.1%
DCC plc 42,773 2,784,775
Total Common Stocks
(cost $179,324,490) 256,158,680
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.02%, (c)(d) 122,942 122,942
Total Short-Term Investment
(cost  $122,942) 122,942
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp., 0.06%, dated
10/30/2020, due
11/2/2020, repurchase
price $1,261,637,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022;
total market value
$1,289,607.(d)(e) 1,261,631 1,261,631
Total Repurchase Agreement
(cost $1,261,631) 1,261,631
Total Investments
(cost $180,709,063)   — 99.8% 257,543,253
Other assets in excess of liabilities — 0.2% 544,242
NET ASSETS — 100.0%
$ 258,087,495
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October 31,
2020 was $10,403,847, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $122,942 and $1,261,631,
respectively, and by $10,003,966 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 8.00%, and maturity dates ranging from
1/21/2021 – 5/15/2050; a total value of $11,388,539.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$17,346,520 which represents 6.72% of net assets.
(c) Represents 7-day effective yield as of October 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $1,384,573.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

38 - Statement of Investments - October 31, 2020 - Nationwide Amundi Global High Yield Fund
Corporate Bonds 88.5%
Principal
Amount ($) Value ($)
ARGENTINA 1.2%
Construction & Engineering 0.5%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(b) 1,625,045 556,578
Electric Utilities 0.7%
Pampa Energia SA,
7.50%, 1/24/2027(b) 1,230,000 853,927
1,410,505
BRAZIL 1.9%
Banks 0.4%
Banco BTG Pactual SA,
4.50%, 1/10/2025(b) 475,000 482,719
Food Products 0.7%
Minerva Luxembourg SA,
5.88%, 1/19/2028(b) 800,000 831,008
Independent Power and Renewable Electricity Producers
0.8%
Cemig Geracao e
Transmissao SA, 9.25%,
12/5/2024(b) 860,000 967,500
2,281,227
BURKINA FASO 0.6%
Metals & Mining 0.6%
IAMGOLD Corp., 5.75%,
10/15/2028(b) 640,000 640,512
CANADA 4.7%
Commercial Services & Supplies 0.9%
Garda World Security
Corp., 9.50%,
11/1/2027(b) 991,000 1,057,892
GFL Environmental, Inc.,
7.00%, 6/1/2026(b) 63,000 65,677
1,123,569
Energy Equipment & Services 0.5%
Tervita Corp., 7.63%,
12/1/2021(b) 592,000 568,320
Household Durables 0.7%
Brookfield Residential
Properties, Inc.
6.25%, 9/15/2027(b) 620,000 635,314
4.88%, 2/15/2030(b) 150,000 142,593
777,907
Oil, Gas & Consumable Fuels 2.6%
Baytex Energy Corp.,
8.75%, 4/1/2027(b) 657,000 289,080
Cenovus Energy, Inc.
5.38%, 7/15/2025 450,000 474,188
6.75%, 11/15/2039 465,000 515,576
MEG Energy Corp.
7.00%, 3/31/2024(b) 386,000 366,700
7.13%, 2/1/2027(b) 250,000 224,933
Northriver Midstream
Finance LP, 5.63%,
2/15/2026(b) 825,000 817,162
Corporate Bonds
Principal
Amount ($) Value ($)
CANADA
Oil, Gas & Consumable Fuels
Parkland Corp., 5.88%,
7/15/2027(b) 330,000 340,588
3,028,227
5,498,023
CAYMAN ISLANDS 0.3%
Consumer Finance 0.3%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(b)(c) 564,756 373,041
CHILE 0.8%
Wireless Telecommunication Services 0.8%
Kenbourne Invest SA,
6.88%, 11/26/2024(b) 865,000 901,763
COLOMBIA 0.1%
Wireless Telecommunication Services 0.1%
Millicom International
Cellular SA, 4.50%,
4/27/2031(b) 200,000 203,000
CYPRUS 0.5%
Consumer Finance 0.5%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(b) 860,000 610,600
FRANCE 0.9%
Diversified Telecommunication Services 0.5%
Altice France SA
2.13%, 2/15/2025(b) EUR 335,000 362,554
5.13%, 1/15/2029(b) 200,000 199,685
562,239
Food & Staples Retailing 0.3%
Quatrim SASU, 5.88%,
1/15/2024(b) EUR 270,000 304,225
Road & Rail 0.1%
Kapla Holding SAS,
3.38%, 12/15/2026(b) EUR 140,000 148,572
1,015,036
GERMANY 2.2%
Auto Components 0.5%
ZF Europe Finance
BV, Reg. S, 3.00%,
10/23/2029 EUR 600,000 634,152
Machinery 0.6%
Platin 1426 GmbH, 5.38%,
6/15/2023(b) EUR 685,000 746,727
Paper & Forest Products 0.3%
Mercer International, Inc.,
7.38%, 1/15/2025 350,000 355,908
Pharmaceuticals 0.8%
Nidda BondCo GmbH,
5.00%, 9/30/2025(b) EUR 300,000 338,536

Nationwide Amundi Global High Yield Fund - October 31, 2020 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
GERMANY
Pharmaceuticals
Nidda Healthcare
Holding GmbH, 3.50%,
9/30/2024(b) EUR 490,000 554,985
893,521
2,630,308
INDONESIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Medco Oak Tree Pte. Ltd.,
7.38%, 5/14/2026(b) 310,000 299,086
IRELAND 0.4%
Media 0.4%
Virgin Media Vendor
Financing Notes III DAC
4.88%, 7/15/2028(b) GBP 395,000 508,524
ISRAEL 0.8%
Pharmaceuticals 0.8%
Teva Pharmaceutical
Finance Netherlands III
BV, 2.80%, 7/21/2023 940,000 891,515
ITALY 1.0%
Household Durables 0.5%
International Design
Group SpA , 6.50%,
11/15/2025(b) EUR 530,000 587,383
Pharmaceuticals 0.5%
Rossini Sarl , 6.75%,
10/30/2025(b) EUR 530,000 642,663
1,230,046
LUXEMBOURG 1.9%
Chemicals 0.7%
INEOS Finance plc,
2.88%, 5/1/2026(b) EUR 710,000 796,306
Diversified Financial Services 0.5%
Garfunkelux Holdco 3 SA
6.75%, 11/1/2025(b) EUR 160,000 182,617
7.75%, 11/1/2025(b) GBP 270,000 343,160
525,777
Diversified Telecommunication Services 0.3%
Altice France Holding SA,
6.00%, 2/15/2028(b) 400,000 383,658
Food Products 0.4%
FAGE International SA,
5.63%, 8/15/2026(b) 510,000 488,519
2,194,260
MEXICO 1.7%
Airlines 0.1%
Aerovias de Mexico SA de
CV, 7.00%, 2/5/2025(a)
(b) 315,000 74,812
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO
Banks 0.4%
Banco Mercantil del Norte
SA, (US Treasury Yield
Curve Rate T Note
Constant Maturity 10
Year + 7.76%), 8.38%,
10/14/2030(b)(d)(e) 475,000 504,098
Consumer Finance 0.8%
Unifin Financiera SAB de
CV, 8.38%, 1/27/2028(b) 1,180,000 934,560
Hotels, Restaurants & Leisure 0.1%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(b) 246,000 88,560
Oil, Gas & Consumable Fuels 0.3%
Petroleos Mexicanos ,
6.88%, 10/16/2025(b)(f) 410,000 405,285
2,007,315
NETHERLANDS 0.8%
Chemicals 0.4%
OCI NV, 4.63%,
10/15/2025(b) 470,000 475,969
Media 0.4%
Ziggo Bond Co. BV,
3.38%, 2/28/2030(b) EUR 455,000 503,288
979,257
NIGERIA 1.0%
Construction & Engineering 0.4%
IHS Netherlands Holdco
BV
7.13%, 3/18/2025(b) 200,000 201,500
8.00%, 9/18/2027(b) 320,000 324,800
526,300
Oil, Gas & Consumable Fuels 0.6%
SEPLAT Petroleum
Development Co. plc,
9.25%, 4/1/2023(b) 650,000 651,625
1,177,925
PERU 0.4%
Metals & Mining 0.4%
Hudbay Minerals, Inc.,
6.13%, 4/1/2029(b) 435,000 444,788
POLAND 0.1%
Containers & Packaging 0.1%
CANPACK SA, 2.38%,
11/1/2027(b) EUR 155,000 180,972
PORTUGAL 0.2%
Airlines 0.2%
Transportes Aereos
Portugueses SA, 5.63%,
12/2/2024(b) EUR 400,000 265,555

40 - Statement of Investments - October 31, 2020 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
RUSSIA 0.3%
Banks 0.3%
Sovcombank , (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
6.38%), 7.75%,
5/06/2025(b)(d)(e) 325,000 310,375
SINGAPORE 0.8%
Consumer Finance 0.8%
Avation Capital SA, 6.50%,
5/15/2021(b) 1,395,000 850,950
SPAIN 0.4%
Diversified Telecommunication Services 0.4%
Lorca Telecom Bondco
SAU, 4.00%,
9/18/2027(b) EUR 370,000 438,031
SWITZERLAND 0.9%
Capital Markets 0.9%
VistaJet Malta Finance plc,
10.50%, 6/1/2024(b) 1,112,000 1,056,400
TURKEY 0.5%
Banks 0.5%
Akbank T.A.S., 6.80%,
2/6/2026(b) 655,000 633,253
UKRAINE 1.2%
Food Products 0.5%
Kernel Holding SA, 6.50%,
10/17/2024(b) 525,000 527,100
Metals & Mining 0.7%
Metinvest BV, 7.75%,
10/17/2029(b) 865,000 826,940
1,354,040
UNITED ARAB EMIRATES 0.4%
Energy Equipment & Services 0.4%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(b) 1,240,000 409,200
UNITED KINGDOM 1.5%
Chemicals 0.2%
Synthomer plc, 3.88%,
7/1/2025(b) EUR 225,000 266,656
Diversified Telecommunication Services 0.3%
Virgin Media Finance plc,
3.75%, 7/15/2030(b) EUR 295,000 326,225
Insurance 0.3%
Galaxy Bidco Ltd., 6.50%,
7/31/2026(b) GBP 225,000 297,995
Oil, Gas & Consumable Fuels 0.7%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(b) 905,000 787,350
1,678,226
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES 59.9%
Aerospace & Defense 0.1%
Triumph Group, Inc.,
8.88%, 6/1/2024(b) 90,000 95,540
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(b) 670,000 693,437
Airlines 1.0%
Delta Air Lines, Inc.
7.38%, 1/15/2026 125,000 129,192
4.75%, 10/20/2028(b) 165,000 168,521
3.75%, 10/28/2029 435,000 363,082
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(b) 455,000 473,769
1,134,564
Auto Components 1.9%
American Axle &
Manufacturing, Inc.,
6.25%, 3/15/2026 853,000 854,877
Dealer Tire LLC, 8.00%,
2/1/2028(b) 518,000 529,655
JB Poindexter & Co., Inc.,
7.13%, 4/15/2026(b) 730,000 775,851
2,160,383
Automobiles 0.1%
Winnebago Industries,
Inc., 6.25%,
7/15/2028(b) 75,000 79,313
Banks 0.5%
Citigroup, Inc., Series
V, (SOFR + 3.23%),
4.70%, 1/30/2025(d)(e) 270,000 264,532
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(d)(e) 298,000 293,828
558,360
Beverages 0.3%
Primo Water Corp., 3.88%,
10/31/2028(b) EUR 295,000 338,800
Building Products 2.0%
Builders FirstSource , Inc.,
5.00%, 3/1/2030(b) 135,000 142,425
Forterra Finance LLC,
6.50%, 7/15/2025(b) 80,000 84,500
JELD-WEN, Inc., 6.25%,
5/15/2025(b) 280,000 298,900
Patrick Industries, Inc.,
7.50%, 10/15/2027(b) 639,000 692,312
Standard Industries, Inc.
5.00%, 2/15/2027(b) 185,000 190,781
4.38%, 7/15/2030(b) 315,000 324,450
Summit Materials LLC
5.13%, 6/1/2025(b) 561,000 568,013

Nationwide Amundi Global High Yield Fund - October 31, 2020 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Building Products
5.25%, 1/15/2029(b) 25,000 25,750
2,327,131
Chemicals 2.7%
Element Solutions, Inc.,
3.88%, 9/1/2028(b) 535,000 528,312
Hexion, Inc., 7.88%,
7/15/2027(b) 120,000 124,500
Ingevity Corp., 3.88%,
11/1/2028(b) 330,000 335,016
Koppers , Inc., 6.00%,
2/15/2025(b) 224,000 229,040
Olin Corp., 5.63%,
8/1/2029 598,000 618,177
Rain CII Carbon LLC,
7.25%, 4/1/2025(b) 365,000 359,985
Tronox , Inc.
6.50%, 5/1/2025(b) 420,000 443,100
6.50%, 4/15/2026(b) 490,000 496,987
3,135,117
Commercial Services & Supplies 2.9%
Allied Universal Holdco
LLC
6.63%, 7/15/2026(b) 260,000 272,025
9.75%, 7/15/2027(b) 585,000 623,914
APX Group, Inc., 6.75%,
2/15/2027(b) 295,000 307,538
Brink's Co. (The), 5.50%,
7/15/2025(b) 380,000 395,280
Covanta Holding Corp.,
6.00%, 1/1/2027 832,000 866,478
Prime Security Services
Borrower LLC, 6.25%,
1/15/2028(b) 870,000 879,118
3,344,353
Communications Equipment 0.3%
CommScope , Inc., 6.00%,
3/1/2026(b) 363,000 376,565
Construction & Engineering 0.8%
PowerTeam Services LLC,
9.03%, 12/4/2025(b) 835,000 885,100
Consumer Finance 1.7%
Ford Motor Credit Co. LLC
4.54%, 8/1/2026 255,000 259,462
4.13%, 8/17/2027 1,145,000 1,127,825
3.82%, 11/2/2027 575,000 555,594
1,942,881
Containers & Packaging 0.7%
Ardagh Packaging Finance
plc
5.25%, 4/30/2025(b) 290,000 303,436
2.13%, 8/15/2026(b) EUR 110,000 125,126
Greif, Inc., 6.50%,
3/1/2027(b) 323,000 338,746
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Containers & Packaging
Plastipak Holdings, Inc.,
6.25%, 10/15/2025(b) 37,000 37,046
804,354
Diversified Consumer Services 0.3%
Sotheby's, 7.38%,
10/15/2027(b)(f) 375,000 384,045
Diversified Telecommunication Services 0.7%
CCO Holdings LLC,
4.75%, 3/1/2030(b) 389,000 409,169
Windstream Escrow LLC,
7.75%, 8/15/2028(b) 500,000 483,125
892,294
Electric Utilities 0.6%
Pattern Energy Operations
LP, 4.50%, 8/15/2028(b) 70,000 72,984
Vistra Operations Co. LLC,
5.63%, 2/15/2027(b) 565,000 589,013
661,997
Electronic Equipment, Instruments & Components 1.3%
Belden, Inc.
3.38%, 7/15/2027(b) EUR 780,000 886,552
3.88%, 3/15/2028(b) EUR 455,000 525,782
Sensata Technologies,
Inc., 3.75%,
2/15/2031(b) 150,000 148,500
1,560,834
Energy Equipment & Services 1.5%
Archrock Partners LP
6.88%, 4/1/2027(b) 615,000 602,700
6.25%, 4/1/2028(b) 175,000 168,875
Exterran Energy Solutions
LP, 8.13%, 5/1/2025 733,000 615,720
FTS International, Inc.,
6.25%, 5/1/2022 903,000 252,840
SESI LLC, 7.75%,
9/15/2024 335,000 77,050
Transocean Sentry Ltd.,
5.38%, 5/15/2023(b) 72,000 46,260
Transocean, Inc., 8.00%,
2/1/2027(b) 207,000 56,407
1,819,852
Entertainment 0.6%
AMC Entertainment
Holdings, Inc.
10.50%, 4/24/2026(b) 261,000 133,110
12.00%, 6/15/2026(b)(c) 704,000 16,896
Netflix, Inc., 3.63%,
6/15/2030(b) EUR 445,000 564,130
714,136
Equity Real Estate Investment Trusts (REITs) 1.6%
iStar , Inc.
4.75%, 10/1/2024 535,000 510,925

42 - Statement of Investments - October 31, 2020 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Equity Real Estate Investment Trusts (REITs)
4.25%, 8/1/2025 730,000 669,775
Uniti Group LP
8.25%, 10/15/2023 355,000 349,675
7.88%, 2/15/2025(b) 258,000 273,480
1,803,855
Food & Staples Retailing 0.6%
Albertsons Cos., Inc.
5.88%, 2/15/2028(b) 425,000 449,437
3.50%, 3/15/2029(b) 185,000 179,469
United Natural Foods, Inc.,
6.75%, 10/15/2028(b) 150,000 151,875
780,781
Food Products 1.2%
JBS USA LUX SA
6.75%, 2/15/2028(b) 185,000 203,469
5.50%, 1/15/2030(b) 269,000 292,537
Simmons Foods, Inc.,
5.75%, 11/1/2024(b) 870,000 862,387
1,358,393
Health Care 0.8%
Avantor Funding, Inc.,
2.63%, 11/1/2025 760,000 885,134
Health Care Equipment & Supplies 0.2%
Varex Imaging Corp.,
7.88%, 10/15/2027(b) 200,000 203,500
Health Care Providers & Services 2.4%
Prime Healthcare
Services, Inc., 7.25%,
11/1/2025(b) 290,000 292,262
Providence Service
Corp. (The), 5.88%,
11/15/2025(b) 90,000 91,575
Surgery Center Holdings,
Inc.
6.75%, 7/1/2025(b) 735,000 723,975
10.00%, 4/15/2027(b) 575,000 613,812
US Renal Care, Inc.,
10.63%, 7/15/2027(b) 506,000 538,890
West Street Merger Sub,
Inc., 6.38%, 9/1/2025(b) 468,000 475,020
2,735,534
Hotels, Restaurants & Leisure 5.5%
Boyd Gaming Corp.,
8.63%, 6/1/2025(b) 270,000 295,569
Caesars Entertainment,
Inc., 8.13%, 7/1/2027(b) 360,000 375,730
Carnival Corp., 10.50%,
2/1/2026(b) 95,000 103,312
Enterprise Development
Authority (The), 12.00%,
7/15/2024(b) 1,407,000 1,558,253
Hilton Domestic Operating
Co., Inc., 5.38%,
5/1/2025(b) 65,000 67,170
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Hotels, Restaurants & Leisure
International Game
Technology plc, 2.38%,
4/15/2028(b) EUR 269,000 274,130
IRB Holding Corp., 7.00%,
6/15/2025(b) 145,000 154,532
Royal Caribbean Cruises
Ltd.
9.13%, 6/15/2023(b) 90,000 93,713
11.50%, 6/1/2025(b) 208,000 237,900
Scientific Games
International, Inc.
3.38%, 2/15/2026(b) EUR 625,000 680,592
8.25%, 3/15/2026(b) 561,000 568,012
7.25%, 11/15/2029(b) 330,000 327,334
Station Casinos LLC,
4.50%, 2/15/2028(b) 630,000 596,925
Viking Cruises Ltd., 5.88%,
9/15/2027(b) 498,000 388,440
VOC Escrow Ltd., 5.00%,
2/15/2028(b) 485,000 419,704
Wyndham Destinations,
Inc., 6.63%,
7/31/2026(b) 235,000 250,028
6,391,344
Household Durables 2.8%
Beazer Homes USA, Inc.,
7.25%, 10/15/2029 775,000 832,892
CD&R Smokey Buyer, Inc.,
6.75%, 7/15/2025(b) 85,000 89,675
KB Home, 6.88%,
6/15/2027 590,000 696,200
M/I Homes, Inc., 4.95%,
2/1/2028 605,000 626,175
Taylor Morrison
Communities, Inc.,
5.88%, 6/15/2027(b) 513,000 566,865
TRI Pointe Group, Inc.,
5.70%, 6/15/2028 325,000 360,750
Williams Scotsman
International, Inc.,
4.63%, 8/15/2028(b) 140,000 142,296
3,314,853
Household Products 0.6%
Central Garden & Pet Co.,
4.13%, 10/15/2030 115,000 116,294
Spectrum Brands, Inc.,
5.50%, 7/15/2030(b) 530,000 567,100
683,394
Independent Power and Renewable Electricity Producers
1.0%
Calpine Corp.
5.13%, 3/15/2028(b) 260,000 268,088
4.63%, 2/1/2029(b) 220,000 222,136
5.00%, 2/1/2031(b) 215,000 219,504

Nationwide Amundi Global High Yield Fund - October 31, 2020 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Independent Power and Renewable Electricity Producers
Talen Energy Supply LLC,
7.63%, 6/1/2028(b) 470,000 460,012
1,169,740
Insurance 0.4%
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(b)(e) EUR 410,000 469,846
Internet & Direct Marketing Retail 0.6%
ANGI Group LLC, 3.88%,
8/15/2028(b) 240,000 237,300
QVC, Inc.
4.75%, 2/15/2027 100,000 102,031
4.38%, 9/1/2028 400,000 400,300
739,631
IT Services 1.2%
Alliance Data Systems
Corp., 7.00%,
1/15/2026(b) 760,000 760,000
Booz Allen Hamilton, Inc.,
3.88%, 9/1/2028(b) 210,000 213,150
KBR, Inc., 4.75%,
9/30/2028(b) 395,000 400,020
1,373,170
Media 2.7%
Clear Channel Worldwide
Holdings, Inc., 9.25%,
2/15/2024 209,000 180,862
CSC Holdings LLC,
4.63%, 12/1/2030(b) 600,000 599,838
Diamond Sports
Group LLC, 6.63%,
8/15/2027(b) 945,000 392,175
Lamar Media Corp.,
4.88%, 1/15/2029 105,000 109,200
MDC Partners, Inc.,
6.50%, 5/1/2024(b) 1,160,000 1,109,911
Outfront Media Capital
LLC
5.63%, 2/15/2024 386,000 388,895
6.25%, 6/15/2025(b) 260,000 265,363
3,046,244
Metals & Mining 3.2%
Carpenter Technology
Corp., 6.38%, 7/15/2028 540,000 566,092
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025(b) 50,000 57,187
6.75%, 3/15/2026(b) 849,000 891,450
Commercial Metals Co.,
5.75%, 4/15/2026 570,000 588,525
Freeport-McMoRan, Inc.,
4.25%, 3/1/2030 275,000 288,921
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Metals & Mining
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(b) 333,000 356,826
Novelis Corp., 4.75%,
1/30/2030(b) 445,000 451,281
SunCoke Energy Partners
LP, 7.50%, 6/15/2025(b) 650,000 581,750
3,782,032
Oil, Gas & Consumable Fuels 4.8%
American Midstream
Partners LP, 9.50%,
12/15/2021(b)(g) 1,641,000 1,583,975
Cheniere Energy, Inc.,
4.63%, 10/15/2028(b) 586,000 605,045
Energy Transfer
Operating LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(d)(e) 600,000 490,416
EnLink Midstream LLC,
5.38%, 6/1/2029 70,000 59,929
EnLink Midstream
Partners LP, 4.15%,
6/1/2025 395,000 339,783
EQT Corp., 5.00%,
1/15/2029 110,000 110,000
Global Partners LP, 7.00%,
8/1/2027 180,000 185,297
Harvest Midstream I LP,
7.50%, 9/1/2028(b) 346,000 343,405
Indigo Natural Resources
LLC, 6.88%,
2/15/2026(b) 730,000 717,225
NuStar Logistics LP,
6.38%, 10/1/2030 380,000 382,375
PBF Holding Co. LLC
9.25%, 5/15/2025(b) 93,000 82,537
7.25%, 6/15/2025 605,000 252,966
6.00%, 2/15/2028(b) 200,000 77,250
Tallgrass Energy Partners
LP, 6.00%, 3/1/2027(b) 401,000 378,945
5,609,148
Paper & Forest Products 1.1%
Clearwater Paper Corp.,
4.75%, 8/15/2028(b) 380,000 381,900
Schweitzer-Mauduit
International, Inc.,
6.88%, 10/1/2026(b) 801,000 845,055
1,226,955
Personal Products 0.5%
Edgewell Personal Care
Co., 5.50%, 6/1/2028(b) 510,000 536,000

44 - Statement of Investments - October 31, 2020 - Nationwide Amundi Global High Yield Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Pharmaceuticals 2.1%
Bausch Health Cos., Inc.
9.00%, 12/15/2025(b) 460,000 502,642
5.75%, 8/15/2027(b) 65,000 69,713
7.00%, 1/15/2028(b) 39,000 41,340
5.00%, 1/30/2028(b) 230,000 227,327
7.25%, 5/30/2029(b) 57,000 61,368
Catalent Pharma
Solutions, Inc., 2.38%,
3/1/2028(b) EUR 335,000 372,281
P&L Development LLC,
7.75%, 11/15/2025(b) 315,000 320,512
Par Pharmaceutical, Inc.,
7.50%, 4/1/2027(b) 810,000 858,600
2,453,783
Road & Rail 0.3%
Watco Cos. LLC, 6.50%,
6/15/2027(b) 310,000 321,625
Software 0.3%
Logan Merger Sub, Inc.,
5.50%, 9/1/2027(b) 350,000 354,813
Specialty Retail 1.6%
Asbury Automotive Group,
Inc.
4.50%, 3/1/2028(b) 273,000 277,778
4.75%, 3/1/2030(b) 100,000 103,250
Group 1 Automotive, Inc.,
4.00%, 8/15/2028(b) 85,000 85,106
Ken Garff Automotive LLC,
4.88%, 9/15/2028(b) 165,000 163,486
L Brands, Inc., 6.63%,
10/1/2030(b) 175,000 183,750
Michaels Stores, Inc.,
8.00%, 7/15/2027(b)(f) 599,000 616,970
Penske Automotive Group,
Inc., 3.50%, 9/1/2025 240,000 242,100
Staples, Inc., 7.50%,
4/15/2026(b) 246,000 230,010
1,902,450
Technology Hardware, Storage & Peripherals 0.4%
Diebold Nixdorf, Inc.,
9.38%, 7/15/2025(b) 55,000 58,369
NCR Corp.
8.13%, 4/15/2025(b) 50,000 55,000
5.00%, 10/1/2028(b) 240,000 237,600
5.25%, 10/1/2030(b) 120,000 118,800
469,769
Textiles, Apparel & Luxury Goods 0.2%
Wolverine World
Wide, Inc., 6.38%,
5/15/2025(b) 195,000 207,675
Thrifts & Mortgage Finance 2.1%
Freedom Mortgage Corp.,
8.13%, 11/15/2024(b) 1,136,000 1,144,520
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Thrifts & Mortgage Finance
Nationstar Mortgage
Holdings, Inc., 5.50%,
8/15/2028(b) 520,000 518,700
Provident Funding
Associates LP, 6.38%,
6/15/2025(b) 665,000 653,279
Quicken Loans LLC,
3.63%, 3/1/2029(b) 164,000 161,540
2,478,039
Trading Companies & Distributors 1.1%
Beacon Roofing
Supply, Inc., 4.88%,
11/1/2025(b) 596,000 584,676
Fortress Transportation
and Infrastructure
Investors LLC, 9.75%,
8/1/2027(b) 225,000 239,344
WESCO Distribution, Inc.
7.13%, 6/15/2025(b) 245,000 263,988
7.25%, 6/15/2028(b) 170,000 186,097
1,274,105
69,480,869
ZAMBIA 0.8%
Metals & Mining 0.8%
First Quantum Minerals
Ltd.
7.25%, 4/1/2023(b) 370,000 371,850
7.50%, 4/1/2025(b) 200,000 200,875
6.88%, 10/15/2027(b) 300,000 298,500
871,225
Total Corporate Bonds
(cost $108,352,219) 102,825,827
Common Stock 0.0%
†
Shares
UNITED STATES 0.0%
†
Entertainment 0.0%
†
AMC Entertainment
Holdings, Inc.,
Class A (f) 2,100 4,956
Total Common Stock
(cost $12,486) 4,956
Loan Participations 6.2%
Principal
Amount ($)
UNITED STATES 6.2%
Airlines 0.3%
Grupo Aeromexico SAB
de CV, Term Loan, +
0.00%), –%, 9/30/2027
(e) 345,938 344,062

Nationwide Amundi Global High Yield Fund - October 31, 2020 - Statement of Investments - 45
Loan Participations
Principal
Amount ($) Value ($)
Auto Components 0.8%
First Brands Group, LLC,
First Lien Term Loan
B, (ICE LIBOR USD 6
Month + 7.50%), 8.50%,
2/2/2024 (e) 909,485 900,390
Commercial Services & Supplies 0.5%
West Corp., Term Loan,
(ICE LIBOR USD 3
Month + 4.00%), 5.00%,
10/10/2024 (e) 574,543 533,699
Diversified Telecommunication Services 0.6%
CenturyLink, Inc., Term
Loan B, (ICE LIBOR
USD 1 Month + 2.25%),
2.40%, 3/15/2027 (e) 739,413 710,509
Electric Utilities 0.1%
PG&E Corp., Term Loan,
(ICE LIBOR USD 6
Month + 4.50%), 5.50%,
6/18/2025 (e) 164,588 162,530
Health Care Providers & Services 1.0%
RegionalCare Hospital
Partners Holdings, Inc.,
Term Loan B, (ICE
LIBOR USD 1 Month
+ 3.75%), 3.90%,
11/16/2025 (e) 1,022,082 990,306
Surgery Center Holdings,
Inc., Term Loan, (ICE
LIBOR USD 1 Month +
8.00%), 9.00%, 9/3/2024
(e) 164,175 166,091
1,156,397
0
Hotels, Restaurants & Leisure 1.0%
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (e) 1,185,000 1,111,921
IT Services 0.8%
Dyncorp International, Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 6.00%),
7.00%, 8/18/2025 (e) 908,444 898,978
Machinery 0.2%
Waterjet Holdings, Term
Loan, (ICE LIBOR USD
1 Month + 3.00%),
3.15%, 4/21/2025 (e) 352,140 265,718
Media 0.0%
†
Diamond Sports Group
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 3.25%), 3.40%,
8/24/2026 (e) 81,655 50,320
Loan Participations
Principal
Amount ($) Value ($)
Personal Products 0.9%
Alphabet Holding Co., Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 3.50%),
3.65%, 9/26/2024 (e) 1,067,504 1,029,608
Total Loan Participation
(cost $7,387,447)
7,164,132
Convertible Bonds 0.4%
Airlines 0.3%
Air Canada, 4.00%,
07/01/25 (b) 335,000 364,952
Hotels, Restaurants & Leisure 0.1%
Royal Caribbean Cruises
Ltd., 4.25%, 06/15/23 (b) 165,000 170,931
Total Convertible Bond
(cost  $525,225) 535,883
Short-Term Investment 0.1%
Shares
Money Market Fund 0.1%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.02%
(h)( i ) 76,260 76,260
Total Short-Term Investment
(cost $76,260)
76,260
Repurchase Agreement 0.7%
Principal
Amount ($)
BNP Paribas Securities
Corp. 0.06%, dated
10/30/2020, due
11/2/2020, repurchase
price $782,588,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022;
total market value
$799,937. ( i )(j) 782,584 782,584
Total Repurchase
Agreement
(cost $782,584)
782,584
Total Investments
(cost $117,136,221) — 95.9% 111,389,642
Other assets in excess of liabilities — 4.1% 4,756,389
NET ASSETS — 100.0%
$ 116,146,031
† Amount rounds to less than 0.1%.
(a) Security in default.

46 - Statement of Investments - October 31, 2020 - Nationwide Amundi Global High Yield Fund
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$84,476,202 which represents 72.73% of net assets.
(c) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2020. The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2020.
(f) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $827,091, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $76,260 and $782,584,
respectively, a total value of $858,844.
(g) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at October 31, 2020.
(h) Represents 7-day effective yield as of October 31, 2020.
( i ) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $858,844.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

Nationwide Amundi Global High Yield Fund - October 31, 2020 - Statement of Investments - 47
Forward Foreign Currency Contracts outstanding as of October 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 12,252,737 EUR 10,351,900 JPMorgan Chase Bank 11/16/2020 192,939
USD 833,699 GBP 635,615 JPMorgan Chase Bank 11/16/2020 10,192
Total unrealized appreciation 203,131
EUR 145,730 USD 170,179 Bank of America NA 11/16/2020 (405)
Total unrealized depreciation (405)
Net unrealized appreciation 202,726
At October 31, 2020, the Fund had $240,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
GBP British pound
USD United States dollar
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - October 31, 2020 - Nationwide Amundi Strategic Income Fund
Asset-Backed Securities 7.7%
Principal
Amount ($) Value ($)
CANADA 0.5%
Airlines 0.5%
Air Canada Pass-Through
Trust
Series 2013-1, Class B,
5.38%, 5/15/2021(a) 52,567 48,633
Series 2020-2, Class A,
5.25%, 4/1/2029(a) 705,000 724,304
772,937
CAYMAN ISLANDS 0.8%
Other 0.8%
Race Point VIII CLO
Ltd., Series 2013-8A,
Class CR2, 2.30%,
2/20/2030(a)(b) 350,000 336,323
Symphony CLO XXII Ltd.,
Series 2020-22A, Class
C, 2.37%, 4/18/2033(a)
(b) 250,000 243,327
York CLO-4 Ltd., Series
2016-2A, Class CR,
2.37%, 4/20/2032(a)(b) 600,000 580,543
1,160,193
UNITED STATES 6.4%
Airlines 0.3%
Alaska Airlines Pass-
Through Trust, Series
2020-1, Class A, 4.80%,
8/15/2027(a) 490,000 514,832
Automobiles 2.1%
Foursight Capital
Automobile Receivables
Trust, Series 2018-
1, Class F, 6.82%,
4/15/2025(a) 1,080,000 1,134,512
Tidewater Auto
Receivables Trust,
Series 2018-AA, Class
E, 5.48%, 10/15/2026(a) 750,000 769,854
United Auto Credit
Securitization Trust,
Series 2019-1, Class E,
4.29%, 8/12/2024(a) 650,000 663,128
Westlake Automobile
Receivables Trust,
Series 2018-3A, Class
E, 4.90%, 12/15/2023(a) 490,000 507,441
3,074,935
Credit Card 0.5%
Continental Credit Card
ABS LLC, Series 2019-
1A, Class C, 6.16%,
8/15/2026(a) 725,000 737,318
Other 3.5%
BCC Funding XIV LLC,
Series 2018-1A, Class
E, 6.00%, 4/21/2025(a) 750,000 757,743
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Conn's Receivables
Funding LLC, Series
2018-A, Class C, 6.02%,
1/15/2023(a) 71,997 71,944
Progress Residential Trust
Series 2017-SFR1,
Class E, 4.26%,
8/17/2034(a) 310,000 315,213
Series 2017-SFR1,
Class F, 5.35%,
8/17/2034(a) 1,200,000 1,224,602
Series 2018-SFR1,
Class F, 4.78%,
3/17/2035(a) 900,000 900,360
Series 2020-SFR2,
Class E, 5.12%,
6/17/2037(a) 420,000 448,260
Tricon American Homes,
Series 2020-SFR1,
Class F, 4.88%,
7/17/2038(a) 570,000 595,842
Tricon American Homes
Trust
Series 2016-SFR1,
Class F, 5.77%,
11/17/2033(a) 240,000 240,028
Series 2017-SFR2,
Class E, 4.22%,
1/17/2036(a) 475,000 487,575
Series 2017-SFR2,
Class F, 5.10%,
1/17/2036(a) 140,000 146,782
5,188,349
9,515,434
Total Asset-Backed Securities
(cost  $11,237,685) 11,448,564
Collateralized Mortgage Obligations 18.9%
BERMUDA 3.3%
Bellemeade Re Ltd.,
Series 2018-2A,
Class B1, 2.80%,
8/25/2028(a)(b) 460,000 443,181
Eagle RE Ltd.
Series 2019-1,
Class M1B, 1.95%,
4/25/2029(a)(b) 715,862 711,192
Series 2020-2,
Class B1, 7.15%,
10/25/2030(a)(b) 760,000 759,252
Home Re Ltd., Series
2018-1, Class M1,
1.75%, 10/25/2028(a)(b) 295,935 292,191
Home RE Ltd.
Series 2020-1,
Class M2, 5.39%,
10/25/2030(a)(b) 650,000 649,991

Nationwide Amundi Strategic Income Fund - October 31, 2020 - Statement of Investments - 49
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
BERMUDA
Home RE Ltd. (continued)
Series 2020-1,
Class B1, 7.14%,
10/25/2030(a)(b) 160,000 160,024
Oaktown Re II Ltd., Series
2018-1A, Class M1,
1.70%, 7/25/2028(a)(b) 330,485 329,511
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
4.50%, 7/25/2029(a)(b) 1,520,000 1,385,212
Traingle Re Ltd., Series
2020-1, Class B1,
7.90%, 10/25/2030(a)(b) 150,000 149,787
4,880,341
0
UNITED STATES 15.6%
Angel Oak Mortgage Trust
LLC, Series 2017-1,
Class B1, 6.13%,
1/25/2047(a)(b) 470,000 473,650
Bunker Hill Loan
Depositary Trust, Series
2020-1, Class M1,
4.35%, 2/25/2055(a)(c) 800,000 833,991
Connecticut Avenue
Securities Trust
Series 2019-R05,
Class 1B1, 4.25%,
7/25/2039(a)(b) 500,000 447,406
Series 2020-R01,
Class 1M2, 2.20%,
1/25/2040(a)(b) 260,000 254,677
Series 2020-SBT1,
Class 1M2, 3.80%,
2/25/2040(a)(b) 590,000 547,913
Deephaven Residential
Mortgage Trust
Series 2018-2A, Class
M1, 4.38%, 4/25/2058(a)
(b) 350,000 354,899
Series 2018-2A, Class
B2, 6.04%, 4/25/2058(a)
(b) 940,000 947,251
Series 2019-3A, Class
B2, 5.66%, 7/25/2059(a)
(b) 400,000 403,809
FHLMC REMICS
Series 4395, Class TI,
IO, 4.00%, 5/15/2026 99,723 5,725
Series 3927, Class AI,
IO, 4.50%, 8/15/2026 250,613 12,072
Series 4097, Class CI,
IO, 3.00%, 8/15/2027 411,574 26,684
Series 4123, Class DI,
IO, 3.00%, 10/15/2027 1,115,877 77,823
Series 4244, Class AI,
IO, 4.50%, 8/15/2028 195,859 11,398
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FHLMC STACR REMIC
Trust
Series 2020-DNA2,
Class M2, 2.00%,
2/25/2050(a)(b) 950,000 929,413
Series 2020-HQA2,
Class M2, 3.25%,
3/25/2050(a)(b) 710,000 697,992
Series 2020-HQA2,
Class B1, 4.25%,
3/25/2050(a)(b) 850,000 775,560
Series 2020-DNA3,
Class B1, 5.25%,
6/25/2050(a)(b) 1,000,000 1,020,089
Series 2020-DNA4,
Class B1, 6.15%,
8/25/2050(a)(b) 570,000 587,118
Series 2020-HQA4,
Class M2, 3.30%,
9/25/2050(a)(b) 130,000 130,729
Series 2020-HQA4,
Class B1, 5.40%,
9/25/2050(a)(b) 160,000 161,702
Series 2020-DNA5,
Class B1, 4.89%,
10/25/2050(a)(b) 230,000 230,864
Series 2020-DNA5,
Class B2, 11.59%,
10/25/2050(a)(b) 710,000 731,084
FHLMC STACR Trust
Series 2018-HQA2,
Class B2, 11.15%,
10/25/2048(a)(b) 1,090,000 969,981
Series 2019-DNA1,
Class B2, 10.90%,
1/25/2049(a)(b) 1,700,000 1,588,726
Series 2019-HRP1,
Class B1, 4.20%,
2/25/2049(a)(b) 1,100,000 947,295
Series 2019-HQA1,
Class B2, 12.40%,
2/25/2049(a)(b) 600,000 579,134
Series 2019-HQA2,
Class B1, 4.25%,
4/25/2049(a)(b) 100,000 95,051
Series 2019-HQA2,
Class B2, 11.40%,
4/25/2049(a)(b) 510,000 478,322
Series 2019-DNA3,
Class B2, 8.30%,
7/25/2049(a)(b) 1,410,000 1,268,823
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2015-HQ1, Class
B, 10.90%, 3/25/2025(b) 401,843 438,890
Series 2015-HQA1,
Class B, 8.95%,
3/25/2028(b) 563,996 603,218

50 - Statement of Investments - October 31, 2020 - Nationwide Amundi Strategic Income Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
FNMA REMICS
Series 2012-130,
Class UI, IO, 3.00%,
12/25/2027 532,316 32,748
Series 2012-150, Class
BI, IO, 3.00%, 1/25/2028 508,383 32,770
Series 2013-5, Class YI,
IO, 3.00%, 2/25/2028 562,136 33,820
Series 2009-31,
Class PI, IO, 5.00%,
11/25/2038 125,368 12,384
FNMA
Series 2016-C05,
Class 2M2, 4.60%,
1/25/2029(b) 746,288 771,476
Series 2016-C04,
Class 1B, 10.40%,
1/25/2029(b) 198,754 222,742
GNMA REMICS
Series 2011-167, Class ,
IO, 5.00%, 12/16/2020 95 0
Series 2013-84,
Class SC, IO, 6.45%,
3/16/2040(b) 96,980 16,378
Series 2011-135,
Class QI, IO, 4.50%,
6/16/2041 124,178 16,217
Series 2012-140,
Class IC, IO, 3.50%,
11/20/2042 165,408 23,348
Series 2016-5, Class
CS, IO, 6.00%,
1/20/2046(b) 218,477 47,789
Series 2016-20,
Class SB, IO, 5.95%,
2/20/2046(b) 229,903 46,775
Series 2016-17,
Class JS, IO, 5.95%,
2/20/2046(b) 197,381 33,594
Series 2016-81, Class ,
IO, 4.00%, 6/20/2046 127,828 16,625
Series 2016-88,
Class SM, IO, 5.95%,
7/20/2046(b) 216,700 36,555
Series 2016-108,
Class QI, IO, 4.00%,
8/20/2046 128,575 26,602
Series 2016-118,
Class DS, IO, 5.95%,
9/20/2046(b) 231,869 50,598
Series 2016-145,
Class UI, IO, 3.50%,
10/20/2046 147,497 19,554
Series 2019-159,
Class HI, IO, 3.50%,
12/20/2049 2,313,473 277,616
Series 2019-159,
Class CI, IO, 3.50%,
12/20/2049 951,193 102,427
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
UNITED STATES
STACR Trust
Series 2018-HRP2,
Class B1, 4.35%,
2/25/2047(a)(b) 1,310,000 1,160,368
Series 2018-HRP2,
Class B2, 10.65%,
2/25/2047(a)(b) 1,380,000 1,349,005
Verus Securitization Trust
Series 2019-INV2, Class
B1, 4.45%, 7/25/2059(a)
(b) 430,000 416,291
Series 2020-INV1, Class
A3, 3.89%, 3/25/2060(a)
(b) 400,000 415,340
Series 2020-INV1, Class
B1, 5.75%, 3/25/2060(a)
(b) 100,000 103,720
Series 2020-INV1, Class
B2, 6.00%, 3/25/2060(a)
(b) 100,000 101,110
Series 2020-2, Class
M1, 5.36%, 5/25/2060(a)
(b) 410,000 424,125
Series 2020-2, Class
B1, 5.36%, 5/25/2060(a)
(b) 200,000 201,085
Vista Point Securitization
Trust, Series 2020-
1, Class B1, 5.38%,
3/25/2065(a)(b) 580,000 586,776
23,209,127
0
Total Collateralized Mortgage Obligations
(cost $28,543,850) 28,089,468
Commercial Mortgage-Backed Securities 3.9%
UNITED STATES 3.9%
COMM Mortgage Trust
Series 2015-CR26,
Class D, 3.48%,
10/10/2048(b) 1,350,000 1,118,637
Series 2019-GC44,
Class D, 2.50%,
8/15/2057(a) 1,280,000 1,016,252
CSAIL Commercial
Mortgage Trust , Series
2015-C4, Class D,
3.56%, 11/15/2048(b) 250,000 199,611
GS Mortgage Securities
Trust , Series 2016-
GS4, Class D, 3.23%,
11/10/2049(a)(b) 1,340,000 927,573
Morgan Stanley Bank of
America Merrill Lynch
Trust , Series 2014-
C16, Class D, 4.77%,
6/15/2047(a)(b) 950,000 627,635

Nationwide Amundi Strategic Income Fund - October 31, 2020 - Statement of Investments - 51
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UNITED STATES
Morgan Stanley Capital
I Trust , Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 785,000 602,589
Multifamily Connecticut
Avenue Securities
Trust , Series 2019-
01, Class M10, 3.40%,
10/15/2049(a)(b) 500,000 458,845
UBS Commercial
Mortgage Trust , Series
2017-C4, Class C,
4.45%, 10/15/2050(b) 810,000 764,435
Wells Fargo Commercial
Mortgage Trust , Series
2016-NXS5, Class D,
5.00%, 1/15/2059(b) 125,000 113,105
Total Commercial Mortgage-Backed Securities
(cost $6,546,527) 5,828,682
Corporate Bonds 53.2%
ARGENTINA 0.3%
Construction & Engineering 0.3%
Stoneway Capital Corp.,
10.00%, 3/1/2027(a)(d) 1,381,510 473,167
CANADA 2.3%
Chemicals 0.4%
NOVA Chemicals Corp.,
5.25%, 6/1/2027(a) 635,000 620,077
Energy Equipment & Services 0.5%
Tervita Corp., 7.63%,
12/1/2021(a) 704,000 675,840
Oil, Gas & Consumable Fuels 1.4%
Cenovus Energy, Inc.,
5.38%, 7/15/2025 1,005,000 1,059,019
MEG Energy Corp.,
7.13%, 2/1/2027(a) 1,075,000 967,210
2,026,229
3,322,146
CAYMAN ISLANDS 0.3%
Consumer Finance 0.3%
Global Aircraft Leasing
Co. Ltd., 6.50%,
9/15/2024(a)(e) 751,281 496,247
COLOMBIA 0.1%
Wireless Telecommunication Services 0.1%
Millicom International
Cellular SA, 4.50%,
4/27/2031(a) 200,000 203,000
CYPRUS 0.6%
Consumer Finance 0.6%
ASG Finance Designated
Activity Co., 7.88%,
12/3/2024(a) 1,295,000 919,450
Corporate Bonds
Principal
Amount ($) Value ($)
FRANCE 0.8%
Banks 0.4%
BNP Paribas SA, (US
Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year +
2.94%), 4.50%,
2/25/2030(a)(f)(g) 700,000 666,750
Diversified Telecommunication Services 0.2%
Altice France SA, 5.13%,
1/15/2029(a) 235,000 234,630
Road & Rail 0.2%
Kapla Holding SAS,
3.38%, 12/15/2026(a) EUR 280,000 297,144
1,198,524
INDIA 0.2%
Electric Utilities 0.2%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 300,000 296,409
IRELAND 1.1%
Banks 0.5%
AIB Group plc, (ICE
LIBOR USD 3 Month
+ 1.87%), 4.26%,
4/10/2025(a)(g) 620,000 667,395
Consumer Finance 0.6%
Avolon Holdings Funding
Ltd., 3.63%, 5/1/2022(a) 800,000 801,919
1,469,314
ISRAEL 0.2%
Pharmaceuticals 0.2%
Teva Pharmaceutical
Finance Netherlands II
BV, 6.00%, 1/31/2025 EUR 300,000 362,340
ITALY 2.4%
Banks 1.6%
Intesa Sanpaolo SpA,
Series XR, 4.70%,
9/23/2049(a) 945,000 1,080,928
UniCredit SpA, (USD
ICE Swap Rate 5 Year
+ 3.70%), 5.86%,
6/19/2032(a)(g) 1,260,000 1,330,623
2,411,551
Household Durables 0.4%
International Design
Group SpA, 6.50%,
11/15/2025(a) EUR 585,000 648,338
Pharmaceuticals 0.4%
Rossini Sarl, 6.75%,
10/30/2025(a) EUR 475,000 575,972
3,635,861

52 - Statement of Investments - October 31, 2020 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
KAZAKHSTAN 0.8%
Oil, Gas & Consumable Fuels 0.8%
Tengizchevroil Finance
Co. International Ltd.,
2.63%, 8/15/2025(a) 1,130,000 1,132,995
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd., 4.38%,
6/18/2030(a) 305,000 312,021
MEXICO 0.9%
Hotels, Restaurants & Leisure 0.1%
Grupo Posadas SAB de
CV, 7.88%, 6/30/2022(a)
(d) 434,000 156,240
Oil, Gas & Consumable Fuels 0.8%
Petroleos Mexicanos
6.88%, 10/16/2025(a)(h) 435,000 429,997
6.84%, 1/23/2030 925,000 825,470
1,255,467
1,411,707
NETHERLANDS 0.7%
Chemicals 0.5%
OCI NV, 3.13%,
11/1/2024(a) EUR 575,000 659,554
Professional Services 0.2%
Intertrust Group BV,
3.38%, 11/15/2025(a) EUR 300,000 348,976
1,008,530
NORWAY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA, 3.70%,
4/6/2050 150,000 166,038
POLAND 0.3%
Containers & Packaging 0.3%
CANPACK SA
3.13%, 11/1/2025(a) 200,000 202,500
2.38%, 11/1/2027(a) EUR 150,000 175,134
377,634
SINGAPORE 0.5%
Consumer Finance 0.5%
Avation Capital SA, 6.50%,
5/15/2021(a) 1,205,000 735,050
SOUTH KOREA 0.2%
Banks 0.2%
Kookmin Bank, 2.50%,
11/4/2030(a) 300,000 299,253
SWITZERLAND 1.7%
Capital Markets 1.7%
Credit Suisse Group AG,
(USD Swap Semi 5
Year + 4.60%), 7.50%,
7/17/2023(a)(f)(g) 675,000 715,507
Corporate Bonds
Principal
Amount ($) Value ($)
SWITZERLAND
Capital Markets
UBS Group AG, (USD
Swap Semi 5 Year
+ 4.34%), 7.00%,
1/31/2024(a)(f)(g) 640,000 688,800
VistaJet Malta Finance plc,
10.50%, 6/1/2024(a) 1,208,000 1,147,600
2,551,907
UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 7.75%,
10/17/2029(a) 700,000 669,200
UNITED ARAB EMIRATES 0.1%
Energy Equipment & Services 0.1%
Shelf Drilling Holdings Ltd.,
8.25%, 2/15/2025(a) 560,000 184,800
UNITED KINGDOM 1.8%
Banks 1.3%
Barclays plc, (USD Swap
Semi 5 Year + 4.84%),
7.75%, 9/15/2023(f)(g) 800,000 824,856
Natwest Group plc,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.35%), 3.03%,
11/28/2035(g) 1,030,000 999,017
1,823,873
Oil, Gas & Consumable Fuels 0.5%
Neptune Energy Bondco
plc, 6.63%, 5/15/2025(a) 890,000 774,300
2,598,173
UNITED STATES 37.1%
Aerospace & Defense 0.5%
Boeing Co. (The), 5.81%,
5/1/2050 590,000 693,881
Air Freight & Logistics 0.6%
Western Global Airlines
LLC, 10.38%,
8/15/2025(a) 880,000 910,782
Airlines 0.8%
Delta Air Lines, Inc.,
4.75%, 10/20/2028(a) 345,000 352,361
Mileage Plus Holdings
LLC, 6.50%,
6/20/2027(a) 805,000 838,206
1,190,567
Auto Components 0.5%
Dealer Tire LLC, 8.00%,
2/1/2028(a) 717,000 733,133
Automobiles 1.2%
Ford Motor Co.
8.50%, 4/21/2023 385,000 424,944

Nationwide Amundi Strategic Income Fund - October 31, 2020 - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Automobiles
9.00%, 4/22/2025 385,000 452,856
General Motors Co.,
6.13%, 10/1/2025 718,000 841,431
1,719,231
Banks 2.7%
Citigroup, Inc., Series
V, (SOFR + 3.23%),
4.70%, 1/30/2025(f)(g) 925,000 906,269
JPMorgan Chase & Co.,
Series FF, (SOFR
+ 3.38%), 5.00%,
8/01/2024(f)(g) 932,000 932,000
JPMorgan Chase & Co.,
Series HH, (SOFR
+ 3.13%), 4.60%,
2/01/2025(f)(g) 1,290,000 1,271,940
Truist Financial Corp.,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(f)(g) 872,000 954,238
4,064,447
Building Products 0.7%
Standard Industries, Inc.,
4.38%, 7/15/2030(a) 720,000 741,600
Summit Materials LLC,
6.50%, 3/15/2027(a) 345,000 361,388
1,102,988
Chemicals 0.9%
Element Solutions, Inc.,
3.88%, 9/1/2028(a) 920,000 908,500
Ingevity Corp., 3.88%,
11/1/2028(a) 415,000 421,308
1,329,808
Commercial Services & Supplies 0.3%
APX Group, Inc., 6.75%,
2/15/2027(a) 400,000 417,000
Construction & Engineering 0.7%
PowerTeam Services LLC,
9.03%, 12/4/2025(a) 995,000 1,054,700
Consumer Finance 0.8%
Ford Motor Credit Co.
LLC, 2.33%, 11/25/2025 EUR 1,110,000 1,224,892
Containers & Packaging 0.0%
†
Plastipak Holdings, Inc.,
6.25%, 10/15/2025(a) 47,000 47,059
Diversified Telecommunication Services 1.2%
Verizon Communications,
Inc., 1.50%, 9/19/2039 EUR 1,000,000 1,229,987
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Diversified Telecommunication Services
Windstream Escrow LLC,
7.75%, 8/15/2028(a) 650,000 628,062
1,858,049
Electronic Equipment, Instruments & Components 0.7%
Belden, Inc., 3.88%,
3/15/2028(a) EUR 905,000 1,045,787
Energy Equipment & Services 0.5%
FTS International, Inc.,
6.25%, 5/1/2022 639,000 178,920
Transocean Sentry Ltd.,
5.38%, 5/15/2023(a) 785,000 504,363
Transocean, Inc., 8.00%,
2/1/2027(a) 270,000 73,575
756,858
Equity Real Estate Investment Trusts (REITs) 1.8%
iStar, Inc.
4.75%, 10/1/2024 480,000 458,400
4.25%, 8/1/2025 1,225,000 1,123,937
Lexington Realty Trust,
2.70%, 9/15/2030 490,000 494,073
MPT Operating
Partnership LP, 4.63%,
8/1/2029 505,000 528,735
2,605,145
Hotels, Restaurants & Leisure 3.8%
Boyd Gaming Corp.,
8.63%, 6/1/2025(a) 480,000 525,456
Caesars Entertainment,
Inc., 8.13%, 7/1/2027(a) 1,375,000 1,435,081
Enterprise Development
Authority (The), 12.00%,
7/15/2024(a) 1,175,000 1,301,313
Hyatt Hotels Corp., 5.38%,
4/23/2025 330,000 357,872
Marriott International,
Inc., Series GG, 3.50%,
10/15/2032 525,000 517,375
Scientific Games
International, Inc.
3.38%, 2/15/2026(a) EUR 135,000 147,008
7.00%, 5/15/2028(a) 565,000 561,220
Station Casinos LLC,
4.50%, 2/15/2028(a) 870,000 824,325
5,669,650
Insurance 2.5%
CNO Financial Group, Inc.,
5.25%, 5/30/2029 560,000 651,647
Farmers Exchange Capital
III, (ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(g) 1,070,000 1,263,029

54 - Statement of Investments - October 31, 2020 - Nationwide Amundi Strategic Income Fund
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Insurance
Liberty Mutual Group, Inc.,
(EUR Swap Annual 5
Year + 3.70%), 3.62%,
5/23/2059(a)(g) EUR 950,000 1,088,666
Liberty Mutual
Insurance Co., 7.70%,
10/15/2097(a) 420,000 639,738
3,643,080
Internet & Direct Marketing Retail 1.2%
Expedia Group, Inc.,
3.25%, 2/15/2030 1,905,000 1,847,940
Media 3.4%
Clear Channel
International BV, 6.63%,
8/1/2025(a) 200,000 203,000
Clear Channel Worldwide
Holdings, Inc., 9.25%,
2/15/2024 785,000 679,315
CSC Holdings LLC,
4.63%, 12/1/2030(a) 800,000 799,784
Diamond Sports
Group LLC, 6.63%,
8/15/2027(a) 445,000 184,675
MDC Partners, Inc.,
6.50%, 5/1/2024(a) 1,517,000 1,451,496
Sirius XM Radio, Inc.,
4.13%, 7/1/2030(a) 1,655,000 1,701,357
5,019,627
Metals & Mining 0.9%
Joseph T Ryerson & Son,
Inc., 8.50%, 8/1/2028(a) 297,000 318,250
Novelis Corp., 4.75%,
1/30/2030(a) 765,000 775,798
Steel Dynamics, Inc.,
3.25%, 10/15/2050 345,000 332,970
1,427,018
Oil, Gas & Consumable Fuels 5.4%
Cameron LNG LLC,
3.40%, 1/15/2038(a) 542,000 582,173
Cheniere Energy, Inc.,
4.63%, 10/15/2028(a) 1,150,000 1,187,375
Enable Midstream
Partners LP, 4.95%,
5/15/2028 750,000 719,868
Energy Transfer
Operating LP, Series
G, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(f)(g) 1,370,000 1,119,783
EnLink Midstream LLC,
5.38%, 6/1/2029 871,000 745,685
Corporate Bonds
Principal
Amount ($) Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
EnLink Midstream
Partners LP, 5.60%,
4/1/2044 167,000 103,122
EQT Corp., 5.00%,
1/15/2029 140,000 140,000
Hess Midstream
Operations LP, 5.13%,
6/15/2028(a) 520,000 517,400
Midwest Connector
Capital Co. LLC, 4.63%,
4/1/2029(a) 587,000 585,948
MPLX LP, 4.50%,
4/15/2038 610,000 617,252
PBF Holding Co. LLC
9.25%, 5/15/2025(a) 410,000 363,875
6.00%, 2/15/2028(a) 1,100,000 424,875
Tallgrass Energy Partners
LP, 6.00%, 3/1/2027(a) 1,009,000 953,505
8,060,861
Paper & Forest Products 0.3%
Clearwater Paper Corp.,
4.75%, 8/15/2028(a) 485,000 487,425
Personal Products 0.5%
Edgewell Personal Care
Co., 5.50%, 6/1/2028(a) 680,000 714,666
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc., 4.15%,
11/15/2030 770,000 862,392
Software 0.9%
Citrix Systems, Inc.,
3.30%, 3/1/2030 1,315,000 1,381,509
Specialty Retail 0.6%
Michaels Stores, Inc.,
8.00%, 7/15/2027(a)(h) 929,000 956,870
Thrifts & Mortgage Finance 1.9%
Freedom Mortgage Corp.
8.13%, 11/15/2024(a) 1,175,000 1,183,812
8.25%, 4/15/2025(a) 516,000 521,470
Nationstar Mortgage
Holdings, Inc.
6.00%, 1/15/2027(a) 405,000 405,000
5.50%, 8/15/2028(a) 500,000 498,750
Quicken Loans LLC,
3.63%, 3/1/2029(a) 155,000 152,675
2,761,707
Wireless Telecommunication Services 1.2%
T-Mobile USA, Inc.
2.55%, 2/15/2031(a) 660,000 671,695
3.30%, 2/15/2051(a) 1,070,000 1,032,186
1,703,881
55,290,953
Total Corporate Bonds
(cost $82,697,310) 79,114,719

Nationwide Amundi Strategic Income Fund - October 31, 2020 - Statement of Investments - 55
Foreign Government Securities 3.2%
Principal
Amount ($) Value ($)
QATAR 1.0%
State of Qatar, 4.82%,
3/14/2049 (a) 1,135,000 1,511,423
UNITED ARAB EMIRATES 2.2%
United Arab Emirates
Government Bond
1.70%, 3/2/2031 (a) 875,000 864,062
3.88%, 4/16/2050 (a) 2,000,000 2,374,200
3,238,262
Total Foreign Government Securities
(cost $4,243,104) 4,749,685
Common Stock 0.1%
Shares
UNITED STATES 0.1%
Diversified Telecommunication Services 0.1%
Windstream Holdings,
Inc. *∞ 17,944 73,611
Total Common Stock
(cost $170,297) 73,611
Loan Participations 3.2%
Principal
Amount ($)
UNITED STATES 3.2%
Airlines 0.3%
Grupo Aeromexico SAB
de CV, Term Loan, +
0.00%), 9.00%, 1/1/2028
(g) 477,500 472,725
Auto Components 0.4%
First Brands Group, LLC,
First Lien Term Loan
B, (ICE LIBOR USD 6
Month + 7.50%), 8.50%,
2/2/2024 (g) 584,226 578,384
Commercial Services & Supplies 0.1%
West Corp., Term Loan,
(ICE LIBOR USD 3
Month + 4.00%), 5.00%,
10/10/2024 (g) 118,871 110,420
Food Products 0.4%
JBS USA Lux SA, Term
Loan, (ICE LIBOR USD
1 Month + 2.00%),
2.15%, 5/1/2026 (g) 613,088 597,056
Hotels, Restaurants & Leisure 1.0%
Spectacle Gary Holdings,
LLC, Term Loan, (ICE
LIBOR USD 3 Month
+ 9.00%), 11.00%,
12/23/2025 (g) 1,535,800 1,441,087
Loan Participations
Principal
Amount ($) Value ($)
IT Services 0.7%
Dyncorp International, Inc.,
Term Loan, (ICE LIBOR
USD 1 Month + 6.00%),
7.00%, 8/18/2025 (g) 1,030,111 1,019,377
Machinery 0.3%
Waterjet Holdings, Term
Loan, (ICE LIBOR USD
1 Month + 3.00%),
3.15%, 4/21/2025 (g) 539,855 407,364
Media 0.0%
†
Diamond Sports Group
LLC, Term Loan, (ICE
LIBOR USD 1 Month
+ 3.25%), 3.40%,
8/24/2026 (g) 87,406 53,864
Total Loan Participation
(cost $4,868,738)
4,680,277
Convertible Bonds 2.1%
Airlines 1.1%
Air Canada, 4.00%,
07/01/25 (a) 803,000 874,796
Southwest Airlines Co.,
1.25%, 05/01/25 625,000 840,625
1,715,421
Hotels, Restaurants & Leisure 0.8%
Carnival Corp., 5.75%,
04/01/23 (a) 605,000 940,618
Royal Caribbean Cruises
Ltd., 4.25%, 06/15/23 (a) 210,000 217,549
1,158,167
Pharmaceuticals 0.2%
Tricida, Inc., 3.50%,
05/15/27 (a) 715,000 305,131
Total Convertible Bond
(cost  $2,985,703) 3,178,719
Short-Term Investment 0.1%
Shares
Money Market Fund 0.1%
Fidelity Investments
Money Market
Government Portfolio —
Institutional Class,0.02%
(i)(j) 121,591 121,591
Total Short-Term Investment
(cost $121,591)
121,591

56 - Statement of Investments - October 31, 2020 - Nationwide Amundi Strategic Income Fund
Repurchase Agreement 0.8%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp. 0.06%, dated
10/30/2020, due
11/2/2020, repurchase
price $1,247,771,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022;
total market value
$1,275,433. (j)(k) 1,247,764 1,247,764
Total Repurchase
Agreement
(cost $1,247,764)
1,247,764
Total Investments
(cost $142,662,569) — 93.2% 138,533,080
Other assets in excess of liabilities — 6.8% 10,079,199
NET ASSETS — 100.0%
$ 148,612,279
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities at October 31, 2020 was $100,347,623 which
represents 67.52% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets.  See Note 6 for further information. The interest
rate shown was the current rate as of October 31, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at October 31, 2020.
(d) Security in default.
(e) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(f) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on October
31, 2020. The maturity date reflects the next call date.
(g) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of October 31, 2020.
(h) The security or a portion of this security is on loan
at October 31, 2020. The total value of securities on
loan at October 31, 2020 was $1,317,416, which was
collateralized by cash used to purchase a money market
fund and a repurchase agreement with a value of
$121,591 and $1,247,764, respectively, a total value of
$1,369,355.
(i) Represents 7-day effective yield as of October 31, 2020.
(j) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2020 was
$1,369,355.
(k) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
USD United States Dollar

Nationwide Amundi Strategic Income Fund - October 31, 2020 - Statement of Investments - 57
Centrally Cleared Credit default swap contracts outstanding - buy protection as of October 31, 2020
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
34-V9 5.00 Quarterly 6/20/2025 3.96 USD 59,000,000 (397,876) (2,223,298) (2,621,174)
Markit CDX
North American
Investment Grade
Index Series
34-V1 1.00 Quarterly 6/20/2025 0.91 USD 13,000,000 (164,498) 95,640 (68,858)
(562,374) (2,127,658) (2,690,032)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.
Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment)
under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
At October 31, 2020, the Fund had $4,027,327 segregated as collateral for credit default swap contracts.
Currency:
USD United States dollar
Forward Foreign Currency Contracts outstanding as of October 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 5,497,096 EUR 4,644,300 JPMorgan Chase Bank 11/16/2020 86,561
Net unrealized appreciation 86,561
At October 31, 2020, the Fund had $130,000 segregated as collateral for Forward foreign currency contracts.
Currency:
EUR Euro
USD United States dollar
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
Euro-Bobl (10) 12/2020 EUR (1,582,410) (8,701)
Euro-Bund (23) 12/2020 EUR (4,718,522) (60,816)
U.S. Treasury 2 Year Note (80) 12/2020 USD (17,667,500) 2,300
U.S. Treasury 5 Year Note (87) 12/2020 USD (10,927,336) 27,946
U.S. Treasury 10 Year Ultra Note (52) 12/2020 USD (8,178,625) 131,643
U.S. Treasury Long Bond (68) 12/2020 USD (11,727,875) 390,841

58 - Statement of Investments - October 31, 2020 - Nationwide Amundi Strategic Income Fund
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
U.S. Treasury Ultra Bond (42) 12/2020 USD (9,030,000) 416,841
USD 10 Year Interest Rate Swap (27) 12/2020 USD (2,726,156) 38,112
938,166
At October 31, 2020, the Fund had $1,083,958 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Bailard International Equities Fund - October 31, 2020 - Statement of Investments - 59
Common Stocks 98.0%
Shares Value ($)
ARGENTINA 1.2%
Internet & Direct Marketing Retail 0.6%
MercadoLibre, Inc. * 800 971,240
Software 0.6%
Globant SA * 5,000 903,050
1,874,290
AUSTRALIA 6.1%
Banks 0.6%
Commonwealth Bank of
Australia 20,000 975,007
Biotechnology 0.9%
CSL Ltd. 7,500 1,524,346
Capital Markets 0.7%
ASX Ltd. 10,000 561,748
Magellan Financial Group Ltd. 15,000 584,810
1,146,558
Equity Real Estate Investment Trusts (REITs) 0.6%
Goodman Group 80,000 1,037,713
Hotels, Restaurants & Leisure 0.4%
Aristocrat Leisure Ltd. 30,000 607,750
Metals & Mining 2.3%
BHP Group Ltd. 60,000 1,442,753
BHP Group plc 50,000 970,395
Rio Tinto plc 20,000 1,133,379
3,546,527
Multiline Retail 0.6%
Wesfarmers Ltd. 30,000 972,850
9,810,751
CANADA 0.4%
Metals & Mining 0.4%
Barrick Gold Corp. 25,000 668,250
CHINA 4.7%
Air Freight & Logistics 0.3%
ZTO Express Cayman, Inc.,
ADR 15,000 434,700
Banks 0.5%
China Construction Bank
Corp., Class H 1,100,000 759,456
Entertainment 0.5%
NetEase, Inc., ADR 9,000 781,110
Food Products 0.9%
Tingyi Cayman Islands
Holding Corp. 300,000 550,176
Wilmar International Ltd. 303,736 900,225
1,450,401
Interactive Media & Services 0.7%
Tencent Holdings Ltd. 15,000 1,150,596
Internet & Direct Marketing Retail 1.4%
Alibaba Group Holding Ltd.,
ADR * 5,000 1,523,451
JD.com, Inc., ADR * 10,000 815,200
2,338,651
Common Stocks
Shares Value ($)
CHINA
Wireless Telecommunication Services 0.4%
China Mobile Ltd., ADR 20,000 614,600
7,529,514
COLOMBIA 0.3%
Banks 0.3%
Grupo Aval Acciones y
Valores SA, ADR 100,000 454,000
DENMARK 4.4%
Air Freight & Logistics 0.5%
DSV PANALPINA A/S 5,000 810,192
Beverages 0.5%
Carlsberg A/S, Class B 6,000 759,863
Electric Utilities 0.8%
Orsted A/S Reg. S (a) 8,000 1,270,917
Health Care Equipment & Supplies 0.5%
Coloplast A/S, Class B 6,000 876,059
Marine 0.7%
AP Moller - Maersk A/S,
Class B 700 1,119,696
Pharmaceuticals 1.4%
Novo Nordisk A/S, Class B 35,000 2,238,313
7,075,040
EGYPT 0.5%
Banks 0.5%
Commercial International
Bank Egypt SAE
(Registered), GDR Reg. S 220,000 850,637
FINLAND 1.2%
Machinery 0.4%
Kone OYJ, Class B 8,000 636,946
Multiline Retail 0.4%
Tokmanni Group Corp. 40,000 636,448
Paper & Forest Products 0.4%
Stora Enso OYJ, Class R 50,000 730,149
2,003,543
FRANCE 8.1%
Automobiles 0.6%
Peugeot SA * 50,000 899,403
Banks 0.9%
BNP Paribas SA * 20,000 701,262
Credit Agricole SA * 100,000 795,727
1,496,989
Chemicals 1.2%
Air Liquide SA 13,000 1,902,851
Construction & Engineering 1.0%
Bouygues SA 30,000 984,957
Eiffage SA * 9,000 656,154
1,641,111
Electrical Equipment 1.5%
Schneider Electric SE 20,000 2,430,645
Food & Staples Retailing 0.4%
Carrefour SA 38,000 592,297

60 - Statement of Investments - October 31, 2020 - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
FRANCE
Food Products 0.3%
Danone SA 10,000 552,721
Oil, Gas & Consumable Fuels 0.3%
TOTAL SE 15,000 454,243
Personal Products 0.4%
L'Oreal SA 2,000 647,719
Pharmaceuticals 0.9%
Sanofi 16,000 1,446,389
Textiles, Apparel & Luxury Goods 0.6%
LVMH Moet Hennessy Louis
Vuitton SE 2,000 938,960
13,003,328
GERMANY 8.9%
Air Freight & Logistics 1.1%
Deutsche Post AG
(Registered) 37,000 1,639,805
Automobiles 0.4%
Porsche Automobil Holding
SE (Preference) 13,000 696,586
Chemicals 0.6%
BASF SE 18,000 987,049
Construction Materials 0.5%
HeidelbergCement AG 15,000 858,370
Diversified Telecommunication Services 0.7%
Deutsche Telekom AG
(Registered) 75,000 1,142,115
Health Care Equipment & Supplies 0.4%
Siemens Healthineers AG
Reg. S (a) 16,000 687,431
Industrial Conglomerates 0.5%
Siemens AG (Registered) 7,500 879,165
Insurance 1.4%
Allianz SE (Registered) 7,000 1,232,167
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 3,800 889,302
2,121,469
Internet & Direct Marketing Retail 0.6%
Zalando SE Reg. S *(a) 10,000 934,461
Multi-Utilities 1.0%
E.ON SE 80,000 834,300
RWE AG 20,000 743,097
1,577,397
Pharmaceuticals 0.9%
Bayer AG (Registered) 16,000 751,948
Merck KGaA 5,000 740,439
1,492,387
Software 0.8%
SAP SE 12,000 1,278,883
14,295,118
Common Stocks
Shares Value ($)
HONG KONG 2.7%
Capital Markets 0.8%
Hong Kong Exchanges &
Clearing Ltd. 25,000 1,199,106
Diversified Telecommunication Services 0.4%
HKT Trust & HKT Ltd. 550,000 711,551
Food Products 0.4%
WH Group Ltd. Reg. S (a) 850,000 668,128
Insurance 0.7%
AIA Group Ltd. 110,000 1,037,444
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 140,000 648,668
4,264,897
HUNGARY 0.7%
Banks 0.4%
OTP Bank Nyrt. * 20,000 623,846
Pharmaceuticals 0.3%
Richter Gedeon Nyrt 26,000 531,767
1,155,613
INDIA 0.6%
IT Services 0.6%
Infosys Ltd., ADR 65,000 927,550
IRELAND 1.0%
Building Products 0.5%
Kingspan Group plc 9,000 784,954
Construction Materials 0.5%
CRH plc 22,000 772,459
1,557,413
ISRAEL 1.1%
Software 1.1%
Check Point Software
Technologies Ltd. * 7,000 794,920
Nice Ltd., ADR * 4,000 913,040
1,707,960
ITALY 1.4%
Banks 0.2%
Intesa Sanpaolo SpA * 220,000 364,984
Electric Utilities 0.7%
Enel SpA 150,000 1,194,653
Electrical Equipment 0.5%
Prysmian SpA 28,000 761,541
2,321,178
JAPAN 22.1%
Auto Components 0.4%
Bridgestone Corp. 20,900 681,178
Automobiles 2.2%
Honda Motor Co. Ltd. 30,000 707,412
Suzuki Motor Corp. 12,800 551,246
Toyota Motor Corp. 25,000 1,637,320
Yamaha Motor Co. Ltd. 35,000 501,009
3,396,987
Banks 1.0%
Mitsubishi UFJ Financial
Group, Inc. 250,000 985,479

Nationwide Bailard International Equities Fund - October 31, 2020 - Statement of Investments - 61
Common Stocks
Shares Value ($)
JAPAN
Banks
Sumitomo Mitsui Financial
Group, Inc. 25,000 692,396
1,677,875
Building Products 0.5%
Daikin Industries Ltd. 4,000 748,882
Capital Markets 0.4%
Nomura Holdings, Inc. 130,000 579,622
Chemicals 1.0%
Mitsui Chemicals, Inc. 30,000 771,528
Shin-Etsu Chemical Co. Ltd. 6,000 802,857
1,574,385
Construction & Engineering 0.3%
Obayashi Corp. 60,000 500,348
Diversified Telecommunication Services 0.3%
Nippon Telegraph &
Telephone Corp. 22,000 464,525
Electric Utilities 0.3%
Kansai Electric Power Co.,
Inc. (The) 50,000 453,679
Electrical Equipment 0.9%
Mitsubishi Electric Corp. 55,000 706,496
Nidec Corp. 8,000 804,213
1,510,709
Electronic Equipment, Instruments & Components 1.6%
Hitachi Ltd. 20,000 674,449
Keyence Corp. 2,000 906,946
Murata Manufacturing Co.
Ltd. 14,000 971,067
2,552,462
Entertainment 0.8%
Nintendo Co. Ltd. 2,500 1,365,146
Food & Staples Retailing 0.4%
Seven & i Holdings Co. Ltd. 20,000 610,834
Health Care Equipment & Supplies 1.0%
Hoya Corp. 8,000 905,776
Olympus Corp. 35,000 669,207
1,574,983
Health Care Technology 0.4%
M3, Inc. 10,000 674,714
Household Durables 1.5%
Panasonic Corp. 80,000 740,018
Sekisui Chemical Co. Ltd. 40,000 624,728
Sony Corp. 13,000 1,083,512
2,448,258
Household Products 0.3%
Unicharm Corp. 12,000 557,146
Insurance 0.5%
Tokio Marine Holdings, Inc. 18,000 806,490
IT Services 0.3%
Fujitsu Ltd. 4,000 465,129
Machinery 0.9%
Komatsu Ltd. 40,000 897,792
SMC Corp. 1,000 528,001
1,425,793
Common Stocks
Shares Value ($)
JAPAN
Personal Products 0.8%
Kao Corp. 12,000 853,170
Shiseido Co. Ltd. 8,000 495,235
1,348,405
Pharmaceuticals 1.1%
Astellas Pharma, Inc. 35,000 481,693
Daiichi Sankyo Co. Ltd. 18,000 473,999
Takeda Pharmaceutical Co.
Ltd. 25,000 773,681
1,729,373
Professional Services 0.6%
Recruit Holdings Co. Ltd. 25,000 954,912
Real Estate Management & Development 0.4%
Mitsubishi Estate Co. Ltd. 44,000 657,414
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp. 15,000 872,427
Tokyo Electron Ltd. 3,000 804,056
1,676,483
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 1,000 699,336
Tobacco 0.3%
Japan Tobacco, Inc. 25,000 472,772
Trading Companies & Distributors 1.1%
ITOCHU Corp. 50,000 1,202,815
Sumitomo Corp. 45,000 495,990
1,698,805
Wireless Telecommunication Services 1.4%
KDDI Corp. 20,000 535,610
SoftBank Corp. 38,000 441,170
SoftBank Group Corp. 20,000 1,314,349
2,291,129
35,597,774
NETHERLANDS 5.5%
Banks 0.3%
ING Groep NV 80,000 548,908
Capital Markets 0.4%
Euronext NV Reg. S (a) 6,000 626,061
Chemicals 0.5%
Akzo Nobel NV 8,000 770,817
Food & Staples Retailing 0.9%
Koninklijke Ahold Delhaize
NV 55,000 1,511,376
Health Care Equipment & Supplies 0.4%
Koninklijke Philips NV * 13,263 616,162
IT Services 0.4%
Adyen NV Reg. S *(a) 400 674,988
Professional Services 0.5%
Wolters Kluwer NV 10,000 810,573
Semiconductors & Semiconductor Equipment 2.1%
ASML Holding NV
(Registered), NYRS (b) 7,000 2,528,469
NXP Semiconductors NV 5,000 675,600
3,204,069
8,762,954

62 - Statement of Investments - October 31, 2020 - Nationwide Bailard International Equities Fund
Common Stocks
Shares Value ($)
NEW ZEALAND 0.2%
Health Care Equipment & Supplies 0.2%
Fisher & Paykel Healthcare
Corp. Ltd. 16,000 370,121
PAKISTAN 0.5%
Banks 0.1%
MCB Bank Ltd. 200,000 207,546
Chemicals 0.1%
Engro Fertilizers Ltd. 600,000 240,996
Oil, Gas & Consumable Fuels 0.3%
Oil & Gas Development Co.
Ltd. 500,000 291,405
739,947
PORTUGAL 0.4%
Electric Utilities 0.4%
EDP - Energias de Portugal
SA 130,000 639,862
RUSSIA 0.8%
Banks 0.3%
Sberbank of Russia PJSC,
ADR 40,000 404,215
Metals & Mining 0.2%
Severstal PAO, GDR Reg. S 30,000 410,436
Oil, Gas & Consumable Fuels 0.3%
LUKOIL PJSC, ADR 8,000 408,925
1,223,576
SINGAPORE 1.6%
Banks 0.9%
DBS Group Holdings Ltd. 60,000 893,719
Oversea-Chinese Banking
Corp. Ltd. 110,000 677,958
1,571,677
Real Estate Management & Development 0.4%
CapitaLand Ltd. 300,000 565,538
Road & Rail 0.3%
ComfortDelGro Corp. Ltd. 473,733 469,068
2,606,283
SOUTH AFRICA 0.7%
Metals & Mining 0.7%
Anglo American plc 50,000 1,174,109
SOUTH KOREA 2.0%
Banks 0.4%
KB Financial Group, Inc. 20,000 713,854
Interactive Media & Services 0.8%
NAVER Corp. 5,000 1,288,922
Technology Hardware, Storage & Peripherals 0.8%
Samsung Electronics Co. Ltd. 25,000 1,253,659
3,256,435
SWEDEN 2.3%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A * 60,000 515,674
Common Stocks
Shares Value ($)
SWEDEN
Communications Equipment 0.7%
Telefonaktiebolaget LM
Ericsson, Class B 100,000 1,114,287
Household Durables 0.4%
Husqvarna AB, Class B 60,000 620,551
Machinery 0.9%
Alfa Laval AB * 35,000 710,442
Volvo AB, Class B * 35,000 681,463
1,391,905
3,642,417
SWITZERLAND 8.6%
Capital Markets 0.5%
UBS Group AG (Registered) 70,000 811,673
Construction Materials 0.5%
LafargeHolcim Ltd.
(Registered) * 20,000 857,141
Food Products 2.1%
Nestle SA (Registered) 30,000 3,370,603
Insurance 0.4%
Swiss Life Holding AG
(Registered) * 2,000 672,508
Life Sciences Tools & Services 0.4%
Lonza Group AG (Registered) 1,000 604,803
Pharmaceuticals 3.3%
Novartis AG (Registered) 25,000 1,951,152
Roche Holding AG 10,000 3,210,157
5,161,309
Semiconductors & Semiconductor Equipment 0.4%
STMicroelectronics NV 22,000 671,881
Technology Hardware, Storage & Peripherals 1.0%
Logitech International SA
(Registered) 20,000 1,684,683
13,834,601
TAIWAN 1.3%
Entertainment 0.5%
Sea Ltd., ADR * 5,000 788,500
Semiconductors & Semiconductor Equipment 0.8%
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR 15,000 1,258,050
2,046,550
UNITED KINGDOM 8.0%
Aerospace & Defense 0.6%
BAE Systems plc 200,000 1,028,872
Banks 0.3%
Standard Chartered plc 100,000 457,693
Beverages 0.4%
Diageo plc 22,000 711,641
Household Durables 0.4%
Persimmon plc 20,000 606,895
Industrial Conglomerates 0.5%
CK Hutchison Holdings Ltd. 130,000 786,469

Nationwide Bailard International Equities Fund - October 31, 2020 - Statement of Investments - 63
Common Stocks
Shares Value ($)
UNITED KINGDOM
Insurance 1.4%
Direct Line Insurance Group
plc 220,000 752,660
Phoenix Group Holdings plc 120,000 1,033,591
Prudential plc 40,000 488,541
2,274,792
Oil, Gas & Consumable Fuels 0.6%
BP plc 350,000 895,127
Personal Products 1.1%
Unilever NV 10,000 564,838
Unilever plc 20,000 1,140,401
1,705,239
Pharmaceuticals 2.0%
AstraZeneca plc, ADR 36,000 1,805,760
GlaxoSmithKline plc 85,000 1,418,158
3,223,918
Professional Services 0.4%
RELX plc 35,000 692,760
Tobacco 0.3%
British American Tobacco plc 17,000 540,122
12,923,528
UNITED STATES 0.7%
Trading Companies & Distributors 0.7%
Ferguson plc 12,000 1,204,138
Total Common Stocks
(cost $144,570,162) 157,521,377
Exchange Traded Fund 0.6%
UNITED STATES 0.6%
VanEck Vectors Vietnam ETF
(b) 65,000 958,100
Total Exchange Traded Fund
(cost $1,200,993) 958,100
Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.02%, (c)(d) 238,019 238,019
Total Short-Term Investment
(cost  $238,019) 238,019
Repurchase Agreement 1.5%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp., 0.06%, dated
10/30/2020, due
11/2/2020, repurchase
price $2,442,572,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022;
total market value
$2,496,722.(d)(e) 2,442,560 2,442,560
Total Repurchase Agreement
(cost $2,442,560) 2,442,560
Total Investments
(cost $148,451,734)   — 100.2% 161,160,056
Liabilities in excess of other assets
— (0.2)% (387,827)
NET ASSETS — 100.0%
$ 160,772,229
* Denotes a non-income producing security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$4,861,986 which represents 3.02% of net assets.
(b) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $2,559,314, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $238,019 and $2,442,560,
respectively, a total value of $2,680,579.
(c) Represents 7-day effective yield as of October 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $2,680,579.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NYRS New York Registry Shares
PAO Public Stock Company
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.

64 - Statement of Investments - October 31, 2020 - Nationwide Bailard International Equities Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

Nationwide Emerging Markets Debt Fund - October 31, 2020 - Statement of Investments - 65
Corporate Bonds 27.3%
Principal
Amount ($) Value ($)
BRAZIL 1.8%
Chemicals 0.8%
Braskem Netherlands
Finance BV, 4.50%,
1/31/2030(a) 620,000 572,601
Health Care Providers & Services 0.4%
Rede D'or Finance Sarl ,
4.50%, 1/22/2030(a) 296,000 291,190
Paper & Forest Products 0.6%
Suzano Austria GmbH,
5.00%, 1/15/2030 383,000 419,768
1,283,559
CHINA 3.1%
Automobiles 1.0%
Geely Automobile Holdings
Ltd., Reg. S, 3.63%,
1/25/2023 700,000 715,935
Internet & Direct Marketing Retail 0.3%
Prosus NV, 4.03%,
8/3/2050(a) 200,000 203,288
Real Estate Management & Development 1.8%
China Aoyuan Group Ltd.,
Reg. S, 6.35%, 2/8/2024 350,000 355,402
CIFI Holdings Group Co.
Ltd., Reg. S, 6.55%,
3/28/2024 350,000 369,407
Longfor Group Holdings
Ltd., Reg. S, 3.95%,
9/16/2029 571,000 606,288
1,331,097
2,250,320
COLOMBIA 1.7%
Banks 0.6%
Grupo Aval Ltd., 4.38%,
2/4/2030(a) 440,000 428,340
Oil, Gas & Consumable Fuels 1.1%
Ecopetrol SA, 6.88%,
4/29/2030 287,000 345,548
Transportadora de Gas
Internacional SA ESP,
5.55%, 11/1/2028(a) 400,000 459,804
805,352
1,233,692
CONGO, DEMOCRATIC REPUBLIC OF THE 0.4%
Machinery 0.4%
HTA Group Ltd., 7.00%,
12/18/2025(a) 273,000 285,230
DOMINICAN REPUBLIC 0.5%
Electric Utilities 0.5%
AES Andres BV, Reg. S,
7.95%, 5/11/2026 340,000 344,253
Corporate Bonds
Principal
Amount ($) Value ($)
GEORGIA 1.5%
Banks 1.0%
Bank of Georgia JSC,
Reg. S, 6.00%,
7/26/2023 749,000 767,725
Electric Utilities 0.5%
Georgia Global
Utilities JSC, 7.75%,
7/30/2025(a) 340,000 341,806
1,109,531
INDIA 1.4%
Diversified Financial Services 1.0%
REC Ltd., Reg. S, 4.63%,
3/22/2028 693,000 725,141
Electric Utilities 0.4%
Adani Electricity
Mumbai Ltd., 3.95%,
2/12/2030(a) 281,000 277,637
1,002,778
INDONESIA 2.1%
Banks 1.0%
Bank Mandiri Persero
Tbk . PT, Reg. S, 3.75%,
4/11/2024 337,000 353,144
Bank Rakyat Indonesia
Persero Tbk . PT, Reg.
S, 4.63%, 7/20/2023 325,000 348,216
701,360
Electric Utilities 0.5%
Perusahaan Perseroan
Persero PT Perusahaan
Listrik Negara, 6.25%,
1/25/2049(a) 265,000 343,175
Oil, Gas & Consumable Fuels 0.6%
Medco Oak Tree Pte.
Ltd., Reg. S, 7.38%,
5/14/2026 461,000 444,770
1,489,305
ISRAEL 0.9%
Pharmaceuticals 0.9%
Teva Pharmaceutical
Finance Netherlands III
BV, 6.00%, 4/15/2024 656,000 659,723
KAZAKHSTAN 0.5%
Oil, Gas & Consumable Fuels 0.5%
KazMunayGas National
Co. JSC, Reg. S, 4.75%,
4/19/2027 330,000 371,666
KUWAIT 0.4%
Chemicals 0.4%
MEGlobal Canada
ULC, Reg. S, 5.88%,
5/18/2030 210,000 249,685

66 - Statement of Investments - October 31, 2020 - Nationwide Emerging Markets Debt Fund
Corporate Bonds
Principal
Amount ($) Value ($)
MEXICO 3.4%
Banks 0.6%
BBVA Bancomer SA, Reg.
S, (US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.65%), 5.13%,
1/18/2033(b) 420,000 414,225
Chemicals 0.3%
Orbia Advance Corp. SAB
de CV, Reg. S, 5.88%,
9/17/2044 200,000 232,698
Consumer Finance 0.2%
Unifin Financiera SAB
de CV, Reg. S, 7.00%,
1/15/2025 238,000 192,780
Equity Real Estate Investment Trusts (REITs) 0.6%
Trust Fibra Uno, Reg. S,
6.95%, 1/30/2044 375,000 411,077
Oil, Gas & Consumable Fuels 1.2%
Petroleos Mexicanos , Reg.
S, 7.19%, 9/12/2024 MXN 11,891,200 487,443
Petroleos Mexicanos ,
Series 14-2, 7.47%,
11/12/2026 MXN 9,600,000 357,270
844,713
Wireless Telecommunication Services 0.5%
Sixsigma Networks Mexico
SA de CV, 7.50%,
5/2/2025(a) 377,000 327,519
2,423,012
MOROCCO 0.7%
Specialty Retail 0.7%
Vivo Energy Investments
BV, 5.13%, 9/24/2027(a) 517,000 536,718
NIGERIA 1.3%
Banks 0.5%
First Bank of Nigeria Ltd.,
8.63%, 10/27/2025(a) 400,000 393,080
Construction & Engineering 0.8%
IHS Netherlands Holdco
BV, 7.13%, 3/18/2025(a) 580,000 584,350
977,430
PANAMA 0.4%
Media 0.4%
Cable Onda SA, 4.50%,
1/30/2030(a) 283,000 297,857
Corporate Bonds
Principal
Amount ($) Value ($)
RUSSIA 1.3%
Banks 0.5%
Sovcombank , Reg. S,
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 6.38%), 7.75%,
5/06/2025(b)(c) 400,000 382,000
Consumer Finance 0.8%
GTLK Europe DAC, Reg.
S, 5.13%, 5/31/2024 540,000 561,515
943,515
SAUDI ARABIA 0.4%
Real Estate Management & Development 0.4%
Dar Al- Arkan Sukuk Co.
Ltd., Reg. S, 6.75%,
2/15/2025 290,000 276,654
SINGAPORE 0.5%
Oil, Gas & Consumable Fuels 0.5%
Puma International
Financing SA, 5.00%,
1/24/2026(a) 404,000 332,290
SOUTH AFRICA 1.5%
Chemicals 0.8%
Sasol Financing USA LLC
5.88%, 3/27/2024 200,000 193,200
6.50%, 9/27/2028 400,000 383,800
577,000
Diversified Telecommunication Services 0.5%
Liquid Telecommunications
Financing plc, Reg. S,
8.50%, 7/13/2022 365,000 370,986
Electric Utilities 0.2%
Eskom Holdings SOC Ltd.
Reg. S, Reg. S, 7.13%,
2/11/2025 200,000 186,918
1,134,904
SPAIN 0.4%
Construction & Engineering 0.4%
International Airport
Finance SA, 12.00%,
3/15/2033(a) 356,173 317,884
TUNISIA 1.6%
Banks 1.6%
Banque Centrale de
Tunisie International
Bond
6.75%, 10/31/2023(a) EUR 708,000 734,265
Reg. S, 5.63%,
2/17/2024 EUR 411,000 410,070
1,144,335

Nationwide Emerging Markets Debt Fund - October 31, 2020 - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
UKRAINE 0.5%
Metals & Mining 0.5%
Metinvest BV, 8.50%,
4/23/2026(a) 338,000 340,603
UNITED ARAB EMIRATES 1.0%
Diversified Financial Services 0.5%
ICD Sukuk Co. Ltd., Reg.
S, 5.00%, 2/1/2027 370,000 395,272
Oil, Gas & Consumable Fuels 0.5%
Galaxy Pipeline Assets
Bidco Ltd., 2.63%,
3/31/2036(a) 364,000 363,124
758,396
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Petroleos de Venezuela
SA, Reg. S, 5.50%,
4/12/2037(d) 560,000 19,040
Total Corporate Bonds
(cost $19,713,986) 19,782,380
Foreign Government Securities 67.4%
ALBANIA 0.5%
Republic of Albania
3.50%, 6/16/2027 (a) EUR 300,000 359,877
ANGOLA 0.4%
Republic of Angola, Reg.
S, 9.50%, 11/12/2025 300,000 256,531
ARGENTINA 2.1%
Argentine Republic
1.00%, 7/9/2029 154,204 63,378
0.12%, 7/9/2030 (e) 758,991 277,032
0.12%, 7/9/2035 (e) 1,390,528 454,703
0.12%, 1/9/2038 (e) 192,079 71,645
0.12%, 7/9/2046 (e) 2,045,730 669,976
1,536,734
ARMENIA 1.2%
Republic of Armenia
Reg. S, 7.15%,
3/26/2025 248,000 264,968
3.95%, 9/26/2029 (a) 670,000 631,247
896,215
BAHAMAS 1.9%
Commonwealth of the
Bahamas
6.00%, 11/21/2028 (a) 1,200,000 1,038,000
8.95%, 10/15/2032 (a) 350,000 338,625
1,376,625
BARBADOS 0.1%
Barbados Government
Bond, Reg. S, 6.50%,
10/1/2029 93,800 90,048
Foreign Government Securities
Principal
Amount ($) Value ($)
BELARUS 1.2%
Republic of Belarus
Ministry of Finance
5.88%, 2/24/2026 (a) 450,000 426,528
6.38%, 2/24/2031 (a) 450,000 423,945
850,473
BELIZE 0.4%
Belize Government
Bond, Reg. S, 4.94%,
2/20/2034 (e)(f) 702,321 301,989
BENIN 1.0%
Benin Government
Bond, Reg. S, 5.75%,
3/26/2026 EUR 670,000 747,472
BRAZIL 5.6%
Notas do Tesouro Nacional
10.00%, 1/1/2029 BRL 13,981,000 2,764,885
10.00%, 1/1/2031 6,431,000 1,278,345
CHILE 0.5%
Tesoreria General de
LA Republica , 4.50%,
3/2/2025 CLP 250,000,000 373,479
COLOMBIA 2.9%
Titulos de Tesoreria
7.50%, 8/26/2026 COP 716,500,000 211,710
7.00%, 6/30/2032 4,119,900,000 1,133,312
7.25%, 10/18/2034 660,300,000 183,236
7.25%, 10/26/2050 2,185,100,000 578,488
2,106,746
CZECH REPUBLIC 0.5%
Czech Republic, 1.50%,
4/24/2040 CZK 8,240,000 355,067
DOMINICAN REPUBLIC 0.9%
Dominican Republic
Government Bond
Reg. S, 8.90%,
2/15/2023 DOP 13,450,000 231,107
Reg. S, 9.75%, 6/5/2026 24,300,000 426,712
657,819
ECUADOR 1.1%
Republic of Ecuador
–%, 7/31/2030 (a) 106,139 48,294
0.50%, 7/31/2030 (a)(e) 357,333 237,630
0.50%, 7/31/2035 (a)(e) 717,689 392,038
0.50%, 7/31/2040 (a)(e) 245,451 121,501
799,463
EGYPT 3.0%
Arab Republic of Egypt
5.75%, 5/29/2024 (a) 600,000 614,429
7.60%, 3/1/2029 (a) 489,000 508,217
5.63%, 4/16/2030 (a) EUR 668,000 721,349
Reg. S, 8.88%,
5/29/2050 350,000 353,255
2,197,250

68 - Statement of Investments - October 31, 2020 - Nationwide Emerging Markets Debt Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
EL SALVADOR 1.9%
Republic of El Salvador
Reg. S, 5.88%,
1/30/2025 564,000 463,331
Reg. S, 8.63%,
2/28/2029 737,000 638,618
9.50%, 7/15/2052 (a) 343,000 296,184
1,398,133
GHANA 1.0%
Republic of Ghana
Reg. S, 7.88%,
2/11/2035 328,000 290,690
8.63%, 6/16/2049 (a) 467,000 409,793
700,483
HUNGARY 0.6%
Hungary Government
Bond, 3.25%,
10/22/2031 HUF 130,610,000 452,233
INDONESIA 3.1%
Republic of Indonesia
6.13%, 5/15/2028 IDR 6,096,000,000 405,275
7.00%, 9/15/2030 4,295,000,000 302,045
6.63%, 5/15/2033 12,831,000,000 842,503
8.38%, 3/15/2034 9,717,000,000 720,885
2,270,708
IRAQ 0.7%
Republic of Iraq
Reg. S, 6.75%, 3/9/2023 260,000 241,800
Reg. S, 5.80%,
1/15/2028 272,813 234,605
476,405
IVORY COAST 0.7%
Republic of Cote d'Ivoire
Reg. S, 6.38%, 3/3/2028 200,000 209,682
Reg. S, 6.88%,
10/17/2040 EUR 250,000 283,534
493,216
MALAYSIA 1.8%
Malaysia Government
Bond, 3.91%, 7/15/2026 MYR 4,852,000 1,271,906
MEXICO 3.9%
Mex Bonos Desarr Fix Rt
5.75%, 3/5/2026 MXN 31,161,500 1,494,662
7.50%, 6/3/2027 8,145,700 422,337
8.50%, 11/18/2038 15,968,200 873,913
2,790,912
MOROCCO 1.5%
Kingdom of Morocco,
1.50%, 11/27/2031 (a) EUR 1,030,000 1,110,633
MOZAMBIQUE 0.5%
Republic of Mozambique,
5.00%, 9/15/2031 (a)(e) 420,000 348,335
Foreign Government Securities
Principal
Amount ($) Value ($)
NIGERIA 0.9%
Federal Republic of
Nigeria
Reg. S, 7.63%,
11/21/2025 375,000 393,750
7.14%, 2/23/2030 (a) 297,000 286,440
680,190
PARAGUAY 0.5%
Republic of Paraguay,
5.40%, 3/30/2050 (a) 314,000 381,510
PERU 2.6%
Bonos de la Tesoreria
5.94%, 2/12/2029 PEN 3,664,000 1,208,952
5.35%, 8/12/2040 1,751,000 472,719
Republic of Peru, Reg. S,
6.90%, 8/12/2037 PEN 713,000 233,180
1,914,851
QATAR 3.8%
State of Qatar
4.50%, 4/23/2028 (a) 922,000 1,104,124
Reg. S, 4.82%,
3/14/2049 1,230,000 1,637,930
2,742,054
ROMANIA 1.4%
Romania Government
Bond
5.00%, 2/12/2029 RON 250,000 67,334
3.65%, 9/24/2031 2,155,000 521,742
4.75%, 10/11/2034 1,590,000 419,914
1,008,990
RUSSIA 4.0%
Russian Federation
6.90%, 5/23/2029 RUB 83,459,000 1,116,222
7.65%, 4/10/2030 126,462,000 1,769,015
2,885,237
SAUDI ARABIA 1.6%
Kingdom of Saudi Arabia
Reg. S, 3.63%, 3/4/2028 724,000 803,119
Reg. S, 4.63%,
10/4/2047 270,000 326,387
1,129,506
SERBIA 0.6%
Republic of Serbia, 1.50%,
6/26/2029 (a) EUR 358,000 406,421
SOUTH AFRICA 3.6%
Republic of South Africa,
8.25%, 3/31/2032 ZAR 49,183,000 2,595,216
THAILAND 3.4%
Kingdom of Thailand
Reg. S, 1.25%,
3/12/2028 (g) THB 65,874,512 2,051,789
3.78%, 6/25/2032 10,456,000 415,781
2,467,570

Nationwide Emerging Markets Debt Fund - October 31, 2020 - Statement of Investments - 69
Foreign Government Securities
Principal
Amount ($) Value ($)
UKRAINE 2.5%
Ukraine Government Bond
Reg. S, 7.75%, 9/1/2023 1,298,000 1,349,920
Reg. S, 7.38%,
9/25/2032 466,000 446,353
1,796,273
UNITED ARAB EMIRATES 1.5%
Sharjah Sukuk Program
Ltd., Reg. S, 3.23%,
10/23/2029 680,000 707,471
United Arab Emirates
Government Bond,
3.13%, 4/16/2030 (a) 349,000 388,531
1,096,002
URUGUAY 1.5%
Oriental Republic of
Uruguay
Reg. S, 8.50%,
3/15/2028 UYU 22,859,000 556,999
4.38%, 12/15/2028 (g) 20,842,624 544,951
1,101,950
UZBEKISTAN 0.4%
Republic of Uzbekistan,
Reg. S, 4.75%,
2/20/2024 287,000 300,257
VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of
Venezuela, Reg. S,
11.75%, 10/21/2026 (d) 445,000 40,718
Total Foreign Government Securities
(cost $49,851,866) 48,808,727
Total Investments
(cost $69,565,852) — 94.7% 68,591,107
Other assets in excess of liabilities — 5.3% 3,829,349
NET ASSETS — 100.0%
$ 72,420,456
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities at October 31, 2020 was $18,024,412 which
represents 24.89% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate
as of October 31, 2020.
(c) Perpetual Bond Security. The rate reflected in the
Statement of Investments is the rate in effect on October
31, 2020. The maturity date reflects the next call date.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The
rate shown is the rate at October 31, 2020.
(f) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the PIK rate.
(g) Principal amounts are not adjusted for inflation.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Currency:
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Republic Koruna
DOP Dominican Peso
EUR Euro
HUF Hungarian Forint
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysia Ringgit
PEN Peru Nuevo Sol
RON Romanian Leu
RUB Russia Ruble
THB Thailand Baht
UYU Uruguay Peso Uruguayo
ZAR South Africa Rand

70 - Statement of Investments - October 31, 2020 - Nationwide Emerging Markets Debt Fund
Forward Foreign Currency Contracts outstanding as of October 31, 2020:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
IDR 6,200,000,000 USD 416,891 HSBC BANK PLC
**
1/21/2021 3,847
MXN 7,170,000 USD 332,421 JPMorgan Chase Bank 1/21/2021 2,594
USD 1,959,535 BRL 10,915,000 HSBC BANK PLC
**
1/21/2021 62,634
USD 5,457,048 EUR 4,639,592 JPMorgan Chase Bank 1/21/2021 42,823
USD 1,915,741 PEN 6,880,000 ROYAL BANK OF CANADA
**
1/21/2021 12,968
USD 871,295 PLN 3,330,000 JPMorgan Chase Bank 1/21/2021 29,910
Total unrealized appreciation 154,776
COP 3,640,000,000 USD 938,807 Deutsche Bank Securities, Inc.
**
1/21/2021 (1,788)
CZK 48,867,057 USD 2,107,301 HSBC BANK PLC 1/21/2021 (15,175)
HUF 215,000,000 USD 692,079 JPMorgan Chase Bank 1/21/2021 (10,128)
INR 91,240,000 USD 1,231,991 HSBC BANK PLC
**
1/21/2021 (9,960)
USD 609,494 BRL 3,530,000 CALYON FINANCIAL INC.
**
1/21/2021 (3,979)
USD 351,416 CLP 280,099,999 Deutsche Bank Securities, Inc.
**
1/21/2021 (10,814)
USD 879,721 THB 27,500,000 Barclays Bank plc 1/21/2021 (2,333)
USD 2,299,327 ZAR 38,480,000 Barclays Bank plc 1/21/2021 (43,081)
Total unrealized depreciation (97,258)
Net unrealized appreciation 57,518
** Non-deliverable forward.
Currency:
BRL Brazilian real
CLP Chilean peso
COP Colombian peso
CZK Czech koruna
EUR Euro
HUF Hungarian forint
IDR Indonesian rupiah
INR Indian rupee
MXN Mexican peso
PEN Peruvian nuevo sol
PLN Polish zloty
THB Thai baht
USD United States dollar
ZAR South African rand
The accompanying notes are an integral part of these financial statements.

Nationwide Global Sustainable Equity Fund - October 31, 2020 - Statement of Investments - 71
Common Stocks 98.3%
Shares Value ($)
AUSTRALIA 0.8%
Commercial Services & Supplies 0.8%
Brambles Ltd. 59,253 400,890
AUSTRIA 0.9%
Banks 0.9%
Erste Group Bank AG 21,582 443,680
BELGIUM 0.7%
Banks 0.7%
KBC Group NV 7,104 351,457
CHINA 2.4%
Chemicals 0.0%
†
Tianhe Chemicals Group Ltd.
*^∞ 2,702,000 0
Insurance 1.3%
Ping An Insurance Group Co.
of China Ltd., Class H 59,000 605,686
Internet & Direct Marketing Retail 1.1%
Prosus NV * 5,227 522,469
1,128,155
DENMARK 2.0%
Biotechnology 1.3%
Genmab A/S * 1,873 624,651
Pharmaceuticals 0.7%
H Lundbeck A/S 11,850 333,929
958,580
FINLAND 1.6%
Oil, Gas & Consumable Fuels 1.6%
Neste OYJ 14,963 781,560
GERMANY 3.0%
Auto Components 1.5%
Continental AG 6,503 691,712
Household Products 0.9%
Henkel AG & Co. KGaA
(Preference) 4,632 452,056
Textiles, Apparel & Luxury Goods 0.6%
HUGO BOSS AG 12,699 291,055
1,434,823
INDIA 1.1%
Banks 1.1%
Axis Bank Ltd., GDR Reg. S * 16,585 539,500
INDONESIA 1.2%
Banks 1.2%
Bank Mandiri Persero Tbk. PT 1,470,700 569,727
ITALY 1.3%
Electrical Equipment 1.3%
Prysmian SpA 23,271 632,923
JAPAN 8.5%
Diversified Financial Services 0.9%
ORIX Corp. 35,700 416,585
Diversified Telecommunication Services 0.6%
Nippon Telegraph &
Telephone Corp. 14,400 304,053
Common Stocks
Shares Value ($)
JAPAN
Entertainment 1.3%
Nintendo Co. Ltd. 1,100 600,664
Health Care Equipment & Supplies 0.9%
Hoya Corp. 3,800 430,243
Household Durables 2.6%
Sony Corp. 14,900 1,241,872
Pharmaceuticals 1.4%
Takeda Pharmaceutical Co.
Ltd. 20,859 645,528
Professional Services 0.8%
TechnoPro Holdings, Inc. 6,500 405,127
4,044,072
MEXICO 0.7%
Construction Materials 0.7%
Cemex SAB de CV, ADR 83,700 347,355
NETHERLANDS 2.8%
Food & Staples Retailing 1.7%
Koninklijke Ahold Delhaize
NV 29,456 809,438
Semiconductors & Semiconductor Equipment 1.1%
NXP Semiconductors NV 3,734 504,538
1,313,976
NORWAY 1.2%
Oil, Gas & Consumable Fuels 1.2%
Equinor ASA 46,028 590,492
SOUTH AFRICA 1.0%
Internet & Direct Marketing Retail 1.0%
Naspers Ltd., Class N * 2,562 501,144
SWITZERLAND 2.7%
Health Care Equipment & Supplies 1.0%
Alcon, Inc. * 8,717 494,379
Insurance 1.7%
Zurich Insurance Group AG 2,346 776,828
1,271,207
UNITED KINGDOM 10.2%
Chemicals 2.0%
Linde plc 4,213 928,292
Diversified Telecommunication Services 1.1%
BT Group plc 407,357 536,125
Electronic Equipment, Instruments & Components 1.2%
Spectris plc 18,433 591,499
Paper & Forest Products 0.7%
Mondi plc 17,950 340,489
Personal Products 1.7%
Unilever NV 13,828 781,058
Pharmaceuticals 0.9%
GlaxoSmithKline plc 26,632 444,334
Software 1.4%
Sage Group plc (The) 80,070 659,811

72 - Statement of Investments - October 31, 2020 - Nationwide Global Sustainable Equity Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Trading Companies & Distributors 1.2%
Ashtead Group plc 15,950 578,790
4,860,398
UNITED STATES 56.2%
Airlines 2.0%
Southwest Airlines Co. 24,226 957,654
Auto Components 2.2%
Aptiv plc 10,660 1,028,583
Banks 1.0%
Wells Fargo & Co. 21,923 470,248
Biotechnology 2.0%
BioMarin Pharmaceutical,
Inc. * 4,616 343,569
Mirati Therapeutics, Inc. * 2,795 606,906
950,475
Capital Markets 3.8%
Ameriprise Financial, Inc. 4,180 672,269
S&P Global, Inc. 879 283,680
T. Rowe Price Group, Inc. 6,664 844,062
1,800,011
Chemicals 1.8%
Ecolab, Inc. 4,732 868,748
Commercial Services & Supplies 2.5%
Montrose Environmental
Group, Inc. * 23,197 627,015
MSA Safety, Inc. 4,396 579,920
1,206,935
Electronic Equipment, Instruments & Components 2.4%
Keysight Technologies, Inc. * 4,748 497,923
Trimble, Inc. * 13,803 664,338
1,162,261
Entertainment 1.3%
Electronic Arts, Inc. * 5,163 618,682
Food & Staples Retailing 1.7%
Costco Wholesale Corp. 2,307 825,029
Health Care Equipment & Supplies 1.3%
Hill-Rom Holdings, Inc. 3,036 276,489
Medtronic plc 3,600 362,052
638,541
Health Care Providers & Services 2.7%
Laboratory Corp. of America
Holdings * 1,399 279,478
UnitedHealth Group, Inc. 3,288 1,003,301
1,282,779
Health Care Technology 0.1%
American Well Corp., Class
A * 1,788 46,148
Hotels, Restaurants & Leisure 1.5%
Vail Resorts, Inc. 3,090 717,004
Household Products 1.2%
Procter & Gamble Co. (The) 4,102 562,384
Insurance 1.5%
Marsh & McLennan Cos., Inc. 6,694 692,561
Interactive Media & Services 1.5%
Twitter, Inc. * 17,308 715,859
Common Stocks
Shares Value ($)
UNITED STATES
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc. * 640 1,943,137
IT Services 2.5%
LiveRamp Holdings, Inc. * 7,111 469,966
Visa, Inc., Class A 3,919 712,121
1,182,087
Life Sciences Tools & Services 2.3%
Bio-Rad Laboratories, Inc.,
Class A * 1,834 1,075,494
Machinery 2.9%
AGCO Corp. 8,513 655,756
Ingersoll Rand, Inc. * 20,433 713,929
1,369,685
Oil, Gas & Consumable Fuels 0.7%
Hess Corp. 8,764 326,196
Pharmaceuticals 0.6%
Eli Lilly & Co. 2,201 287,142
Semiconductors & Semiconductor Equipment 2.7%
Micron Technology, Inc. * 9,843 495,496
ON Semiconductor Corp. * 18,297 459,072
Universal Display Corp. 1,794 355,768
1,310,336
Software 5.5%
Microsoft Corp. 8,789 1,779,510
PTC, Inc. * 5,397 452,701
VMware, Inc., Class A *(a) 3,165 407,430
2,639,641
Specialty Retail 3.8%
Lowe's Cos., Inc. 5,622 888,838
TJX Cos., Inc. (The) 17,857 907,136
1,795,974
Technology Hardware, Storage & Peripherals 0.6%
Western Digital Corp. 8,212 309,839
26,783,433
Total Common Stocks
(cost $36,840,090) 46,953,372
Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.02%, (b)(c) 35,845 35,845
Total Short-Term Investment
(cost  $35,845) 35,845

Nationwide Global Sustainable Equity Fund - October 31, 2020 - Statement of Investments - 73
Repurchase Agreement 0.8%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp., 0.06%, dated
10/30/2020, due
11/2/2020, repurchase
price $367,844,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022;
total market value
$375,999.(c)(d) 367,843 367,843
Total Repurchase Agreement
(cost $367,843) 367,843
Total Investments
(cost $37,243,778)   — 99.2% 47,357,060
Other assets in excess of liabilities — 0.8% 389,770
NET ASSETS — 100.0%
$ 47,746,830
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $392,498, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $35,845 and $367,843,
respectively, a total value of $403,688.
(b) Represents 7-day effective yield as of October 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $403,688.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

74 - Statement of Investments - October 31, 2020 - Nationwide International Small Cap Fund
Common Stocks 97.5%
Shares Value ($)
AUSTRALIA 4.2%
Chemicals 0.2%
Nufarm Ltd. * 340,956 827,277
Containers & Packaging 0.4%
Orora Ltd. 1,225,273 2,226,986
Insurance 0.4%
AUB Group Ltd. 192,570 2,261,007
IT Services 1.2%
NEXTDC Ltd. * 547,260 4,897,165
Tyro Payments Ltd. * 520,771 1,353,489
6,250,654
Metals & Mining 1.1%
Alumina Ltd. 496,656 503,568
Mineral Resources Ltd. 79,842 1,406,474
Northern Star Resources Ltd. 236,188 2,478,623
Saracen Mineral Holdings
Ltd. * 532,828 2,117,529
6,506,194
Oil, Gas & Consumable Fuels 0.3%
Beach Energy Ltd. 559,681 468,040
Karoon Energy Ltd. * 1,088,417 595,751
Whitehaven Coal Ltd. (a) 442,688 332,978
1,396,769
Software 0.3%
Altium Ltd. 58,139 1,518,480
Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd. 123,860 1,700,450
22,687,817
AUSTRIA 0.7%
Banks 0.5%
BAWAG Group AG Reg. S (b) 76,460 2,803,301
Construction Materials 0.2%
Wienerberger AG 33,862 854,754
3,658,055
BELGIUM 0.9%
Air Freight & Logistics 0.5%
bpost SA 290,697 2,576,107
Diversified Financial Services 0.4%
KBC Ancora * 77,929 2,211,902
4,788,009
BRAZIL 2.2%
Chemicals 0.2%
Braskem SA (Preference),
Class A * 238,100 947,761
IT Services 1.5%
Locaweb Servicos de Internet
SA Reg. S *(b) 285,900 3,445,479
StoneCo Ltd., Class A * 93,745 4,925,362
8,370,841
Software 0.4%
TOTVS SA 418,600 1,969,728
Water Utilities 0.1%
Cia de Saneamento do
Parana * 125,400 517,733
11,806,063
Common Stocks
Shares Value ($)
CANADA 0.4%
Chemicals 0.2%
EcoSynthetix , Inc. * 573,923 1,150,173
IT Services 0.2%
Nuvei Corp. Reg. S *(b) 29,078 1,080,538
2,230,711
CHINA 5.1%
Air Freight & Logistics 0.1%
Kerry Logistics Network Ltd. 243,000 507,357
Auto Components 0.7%
Minth Group Ltd. 588,906 2,432,394
Nexteer Automotive Group
Ltd. 1,716,000 1,437,565
Ningbo Joyson Electronic
Corp., Class A 116,600 419,252
4,289,211
Automobiles 0.3%
Niu Technologies, ADR * 68,157 1,790,484
Biotechnology 0.7%
Zai Lab Ltd., ADR * 44,517 3,652,620
Chemicals 0.3%
Sinopec Shanghai
Petrochemical Co. Ltd.,
Class H 9,440,000 1,743,924
Electronic Equipment, Instruments & Components 0.7%
Kingboard Holdings Ltd. 595,164 2,015,632
Wuhan Raycus Fiber Laser
Technologies Co. Ltd.,
Class A 175,600 1,968,783
3,984,415
Independent Power and Renewable Electricity Producers
0.5%
China Longyuan Power
Group Corp. Ltd., Class H 3,671,245 2,522,134
Interactive Media & Services 0.2%
Tongdao Liepin Group Reg.
S * 412,400 1,023,363
Internet & Direct Marketing Retail 0.1%
Baozun , Inc., Class A * 29,800 359,022
Machinery 0.7%
Airtac International Group 90,822 2,445,198
Precision Tsugami China
Corp. Ltd. Reg. S 1,267,000 1,130,911
3,576,109
Software 0.8%
Kingdee International
Software Group Co. Ltd. * 1,608,372 4,252,623
27,701,262
COLOMBIA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Canacol Energy Ltd. 332,297 900,392
DENMARK 3.0%
Beverages 0.3%
Royal Unibrew A/S 14,195 1,387,274

Nationwide International Small Cap Fund - October 31, 2020 - Statement of Investments - 75
Common Stocks
Shares Value ($)
DENMARK
Biotechnology 0.9%
Ascendis Pharma A/S, ADR * 24,522 4,005,669
Zealand Pharma A/S *(a) 35,293 1,176,947
5,182,616
Building Products 0.6%
ROCKWOOL International
A/S, Class B 7,853 3,076,844
Marine 0.4%
Dfds A/S * 62,854 2,344,983
Software 0.8%
Netcompany Group A/S Reg.
S *(b) 35,603 2,965,412
SimCorp A/S 9,418 1,125,887
4,091,299
16,083,016
EGYPT 0.2%
Metals & Mining 0.2%
Centamin plc 687,939 1,108,002
FAROE ISLANDS 0.2%
Food Products 0.2%
Bakkafrost P/F *(a) 15,702 895,210
FINLAND 1.4%
Chemicals 0.2%
Kemira OYJ 90,106 1,114,712
Machinery 0.5%
Cargotec OYJ, Class B 73,741 2,534,845
Real Estate Management & Development 0.7%
Kojamo OYJ 182,908 3,771,725
7,421,282
FRANCE 5.5%
Capital Markets 0.0%
†
Rothschild & Co. * 2,715 70,202
Construction Materials 0.1%
Vicat SA 24,665 758,971
Gas Utilities 0.5%
Rubis SCA 81,915 2,691,510
Hotels, Restaurants & Leisure 0.6%
Elior Group SA Reg. S (a)(b) 894,287 3,378,285
Household Durables 0.7%
Kaufman & Broad SA 105,548 3,763,502
Insurance 0.4%
SCOR SE * 80,744 1,969,050
Media 1.5%
Criteo SA, ADR * 204,621 3,511,296
JCDecaux SA * 285,439 4,420,048
7,931,344
Real Estate Management & Development 0.6%
Nexity SA 116,462 3,271,808
Semiconductors & Semiconductor Equipment 0.4%
SOITEC * 14,876 2,114,587
Common Stocks
Shares Value ($)
FRANCE
Specialty Retail 0.7%
Maisons du Monde SA Reg.
S *(a)(b) 263,493 3,529,375
29,478,634
GERMANY 2.8%
Health Care Equipment & Supplies 0.8%
STRATEC SE 27,549 4,041,231
Industrial Conglomerates 0.3%
Rheinmetall AG 23,510 1,716,305
Life Sciences Tools & Services 0.8%
Gerresheimer AG 47,186 4,744,803
Metals & Mining 0.3%
Aurubis AG 21,102 1,350,796
Professional Services 0.3%
Bertrandt AG (a) 46,362 1,590,021
Semiconductors & Semiconductor Equipment 0.3%
Siltronic AG 17,527 1,659,753
Transportation Infrastructure 0.0%
†
Hamburger Hafen und
Logistik AG 10,699 179,206
15,282,115
GHANA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
Kosmos Energy Ltd. 154,355 153,475
GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications
Organization SA 141,868 1,901,311
HONG KONG 1.4%
Banks 0.4%
Dah Sing Financial Holdings
Ltd. 912,800 2,274,703
Hotels, Restaurants & Leisure 0.3%
Mandarin Oriental
International Ltd. 792,000 1,449,276
IT Services 0.4%
SUNeVision Holdings Ltd. 2,911,611 2,554,460
Machinery 0.1%
Singamas Container Holdings
Ltd. (a) 7,639,427 327,678
Pharmaceuticals 0.2%
Hutchison China MediTech
Ltd., ADR * 34,199 1,006,819
7,612,936
ICELAND 0.3%
Machinery 0.3%
Marel HF Reg. S (b) 369,828 1,787,257
INDIA 0.0%
†
Auto Components 0.0%
†
Tube Investments of India
Ltd. 16,536 146,498

76 - Statement of Investments - October 31, 2020 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
INDONESIA 0.1%
Diversified Telecommunication Services 0.1%
Link Net Tbk . PT 3,842,635 551,338
IRELAND 1.0%
Containers & Packaging 1.0%
Smurfit Kappa Group plc 145,138 5,465,904
ITALY 5.5%
Automobiles 0.3%
Piaggio & C SpA (a) 575,817 1,570,015
Capital Markets 0.5%
Banca Generali SpA 92,407 2,627,624
Construction Materials 0.3%
Buzzi Unicem SpA 82,634 1,789,081
Diversified Financial Services 0.5%
Cerved Group SpA * 395,720 2,794,010
Diversified Telecommunication Services 0.9%
Infrastrutture Wireless Italiane
SpA Reg. S (b) 450,542 4,883,976
Gas Utilities 0.7%
Italgas SpA 617,010 3,567,394
Hotels, Restaurants & Leisure 0.3%
Autogrill SpA *(a) 388,677 1,457,009
Machinery 0.8%
Interpump Group SpA 114,439 4,321,249
Textiles, Apparel & Luxury Goods 0.9%
Brunello Cucinelli SpA *(a) 35,785 1,074,062
OVS SpA Reg. S *(a)(b) 1,979,831 1,785,495
Salvatore Ferragamo SpA
*(a) 158,060 2,038,860
4,898,417
Transportation Infrastructure 0.3%
ASTM SpA * 57,624 1,071,728
Enav SpA Reg. S (b) 232,838 809,081
1,880,809
29,789,584
JAPAN 21.4%
Air Freight & Logistics 0.4%
Kintetsu World Express, Inc. 96,500 2,048,513
Auto Components 0.4%
Musashi Seimitsu Industry
Co. Ltd. 159,500 1,667,044
TPR Co. Ltd. 57,000 682,260
2,349,304
Banks 1.2%
Bank of Kyoto Ltd. (The) 83,016 3,662,028
San-In Godo Bank Ltd. (The) 238,700 1,199,195
Shiga Bank Ltd. (The) 68,700 1,484,792
6,346,015
Beverages 0.4%
Ito En Ltd. 37,900 2,403,267
Building Products 0.2%
Nitto Boseki Co. Ltd. 26,000 955,692
Capital Markets 0.4%
JAFCO Group Co. Ltd. 48,400 2,193,596
Common Stocks
Shares Value ($)
JAPAN
Chemicals 0.8%
JSR Corp. 110,407 2,488,685
Tokyo Ohka Kogyo Co. Ltd. 34,630 2,057,680
4,546,365
Commercial Services & Supplies 0.1%
Raksul , Inc. * 10,750 525,804
Diversified Financial Services 0.3%
Mitsubishi UFJ Lease &
Finance Co. Ltd. 341,900 1,445,526
Electrical Equipment 0.3%
Ushio, Inc. 161,700 1,805,459
Electronic Equipment, Instruments & Components 0.4%
Taiyo Yuden Co. Ltd. 57,480 2,103,154
Equity Real Estate Investment Trusts (REITs) 2.4%
Comforia Residential REIT,
Inc. 1,937 5,524,314
Ichigo Office REIT Investment
Corp. 3,906 2,523,276
LaSalle Logiport REIT 2,694 4,167,328
12,214,918
Food & Staples Retailing 1.0%
Kobe Bussan Co. Ltd. (a) 67,800 1,897,184
Sundrug Co. Ltd. 96,300 3,575,474
5,472,658
Food Products 0.7%
Itoham Yonekyu Holdings,
Inc. 237,700 1,593,392
Nichirei Corp. 96,100 2,422,608
4,016,000
Health Care Equipment & Supplies 0.9%
Asahi Intecc Co. Ltd. 139,800 4,337,512
Jeol Ltd. 20,800 659,834
4,997,346
Insurance 0.7%
Lifenet Insurance Co. *(a) 246,500 3,625,333
Interactive Media & Services 0.7%
Dip Corp. 179,200 3,451,819
giftee , Inc. *(a) 13,900 377,429
3,829,248
IT Services 1.3%
Comture Corp. 25,912 662,285
GMO Payment Gateway, Inc. 37,646 4,584,058
NET One Systems Co. Ltd. 25,710 768,410
TechMatrix Corp. 49,800 1,054,755
7,069,508
Machinery 1.1%
Amada Co. Ltd. 300,500 2,610,531
MINEBEA MITSUMI, Inc. 78,400 1,406,653
THK Co. Ltd. 77,400 2,042,393
6,059,577
Media 1.2%
CyberAgent , Inc. 7,843 493,975
Hakuhodo DY Holdings, Inc. 332,554 4,250,757
Nippon Television Holdings,
Inc. 153,073 1,619,741
6,364,473
Multiline Retail 0.4%
Ryohin Keikaku Co. Ltd. 101,400 2,125,291

Nationwide International Small Cap Fund - October 31, 2020 - Statement of Investments - 77
Common Stocks
Shares Value ($)
JAPAN
Personal Products 0.5%
Fancl Corp. (a) 80,500 2,531,659
Professional Services 0.2%
SMS Co. Ltd. 30,300 893,862
Real Estate Management & Development 1.6%
Ichigo , Inc. 855,000 2,433,562
Katitas Co. Ltd. 113,200 3,194,935
Tokyo Tatemono Co. Ltd. 278,800 3,212,608
8,841,105
Road & Rail 0.7%
Fukuyama Transporting Co.
Ltd. 24,600 1,034,130
Hitachi Transport System Ltd. 34,500 1,093,997
Nikkon Holdings Co. Ltd. 35,600 678,920
Senko Group Holdings Co.
Ltd. 136,600 1,219,810
4,026,857
Semiconductors & Semiconductor Equipment 0.7%
Lasertec Corp. 23,003 1,986,653
SUMCO Corp. 62,800 958,246
Tri Chemical Laboratories,
Inc. 8,000 958,302
3,903,201
Software 0.7%
Freee KK *(a) 21,400 1,682,484
Money Forward, Inc. * 8,925 810,098
Rakus Co. Ltd. 28,166 550,958
Sansan , Inc. * 9,312 611,222
3,654,762
Textiles, Apparel & Luxury Goods 0.9%
Asics Corp. 399,300 5,026,558
Transportation Infrastructure 0.8%
Japan Airport Terminal Co.
Ltd. 97,000 4,226,215
115,601,266
JERSEY 0.4%
Capital Markets 0.4%
Sanne Group plc 240,264 1,892,467
KAZAKHSTAN 0.5%
Banks 0.1%
Kaspi.KZ JSC, GDR *∞(b) 15,600 526,500
Metals & Mining 0.1%
KAZ Minerals plc 93,659 764,826
Oil, Gas & Consumable Fuels 0.3%
NAC Kazatomprom JSC,
GDR Reg. S 86,945 1,234,691
2,526,017
LUXEMBOURG 0.2%
Banks 0.2%
Addiko Bank AG *(a) 142,448 1,219,685
MALAYSIA 0.2%
Electronic Equipment, Instruments & Components 0.2%
Inari Amertron Bhd. 1,656,200 1,015,607
Common Stocks
Shares Value ($)
MEXICO 0.6%
Chemicals 0.6%
Alpek SAB de CV 1,726,106 1,290,623
Orbia Advance Corp. SAB
de CV 953,364 1,685,910
2,976,533
NETHERLANDS 3.3%
Biotechnology 0.8%
Argenx SE, ADR * 9,413 2,335,647
Argenx SE * 3,456 860,552
Merus NV * 49,641 604,627
ProQR Therapeutics NV * 134,617 496,737
4,297,563
Chemicals 0.4%
Corbion NV 49,983 2,276,672
Construction & Engineering 0.2%
Boskalis Westminster * 60,325 1,217,124
Hotels, Restaurants & Leisure 0.2%
DP Eurasia NV Reg. S *(a)(b) 2,218,775 962,653
Semiconductors & Semiconductor Equipment 0.6%
ASM International NV 13,545 1,938,276
BE Semiconductor Industries
NV 30,673 1,239,835
3,178,111
Trading Companies & Distributors 1.1%
IMCD NV 52,128 6,041,184
17,973,307
NEW ZEALAND 0.7%
Equity Real Estate Investment Trusts (REITs) 0.6%
Kiwi Property Group Ltd. 3,771,301 3,065,565
Oil, Gas & Consumable Fuels 0.1%
New Zealand Refining Co.
Ltd. (The) * 1,612,121 596,618
3,662,183
NORWAY 0.6%
Commercial Services & Supplies 0.1%
Aker Carbon Capture A/S * 443,748 329,203
Construction & Engineering 0.0%
†
Aker Offshore Wind Holding
A/S * 590,184 217,451
Energy Equipment & Services 0.1%
Aker Solutions ASA Reg. S
*(a) 591,664 571,850
Food Products 0.4%
Salmar ASA * 41,101 2,078,156
3,196,660
PHILIPPINES 0.4%
Hotels, Restaurants & Leisure 0.4%
Bloomberry Resorts Corp. 13,505,600 1,975,664
RUSSIA 0.2%
Interactive Media & Services 0.1%
Mail.Ru Group Ltd., GDR
Reg. S * 14,117 371,009

78 - Statement of Investments - October 31, 2020 - Nationwide International Small Cap Fund
Common Stocks
Shares Value ($)
RUSSIA
Professional Services 0.1%
HeadHunter Group plc, ADR
(a) 30,003 688,268
1,059,277
SINGAPORE 2.2%
Diversified Telecommunication Services 0.2%
NetLink NBN Trust Reg. S 1,310,700 921,640
Equity Real Estate Investment Trusts (REITs) 1.7%
Frasers Centrepoint Trust 1,669,905 2,584,819
Keppel DC REIT 1,317,600 2,800,164
Mapletree Industrial Trust 1,735,500 3,866,128
9,251,111
Transportation Infrastructure 0.3%
SATS Ltd. 694,700 1,519,832
11,692,583
SOUTH KOREA 1.0%
Auto Components 0.3%
S&T Motiv Co. Ltd. 33,800 1,512,413
Diversified Telecommunication Services 0.2%
LG Uplus Corp. 120,040 1,176,298
Entertainment 0.1%
Com2uSCorp 4,479 442,811
Semiconductors & Semiconductor Equipment 0.3%
Koh Young Technology, Inc. 20,788 1,463,322
Software 0.1%
Douzone Bizon Co. Ltd. 9,131 803,097
5,397,941
SPAIN 2.1%
Banks 0.4%
Unicaja Banco SA Reg. S *(b) 3,483,820 2,231,721
Equity Real Estate Investment Trusts (REITs) 0.3%
Arima Real Estate SOCIMI
SA * 158,630 1,437,268
Food Products 0.9%
Ebro Foods SA 99,681 2,232,127
Viscofan SA 38,905 2,626,257
4,858,384
Hotels, Restaurants & Leisure 0.5%
Melia Hotels International SA
*(a) 763,668 2,840,710
11,368,083
SWEDEN 4.8%
Aerospace & Defense 0.2%
Saab AB, Class B *(a) 42,372 974,011
Construction & Engineering 0.2%
Sweco AB, Class B 17,893 901,827
Containers & Packaging 0.3%
BillerudKorsnas AB * 111,349 1,745,874
Hotels, Restaurants & Leisure 0.4%
SkiStar AB 200,448 2,248,244
Leisure Products 0.7%
Thule Group AB Reg. S (b) 116,266 3,795,701
Common Stocks
Shares Value ($)
SWEDEN
Machinery 1.1%
Trelleborg AB, Class B * 355,635 5,914,324
Real Estate Management & Development 1.7%
Catena AB 144,237 5,878,228
Fastighets AB Balder, Class
B * 65,734 3,098,464
8,976,692
Trading Companies & Distributors 0.2%
Indutrade AB * 25,848 1,311,651
25,868,324
SWITZERLAND 3.3%
Consumer Finance 0.4%
Cembra Money Bank AG 21,742 2,408,578
Life Sciences Tools & Services 1.3%
Tecan Group AG (Registered) 13,576 6,443,104
Machinery 1.0%
OC Oerlikon Corp. AG
(Registered) 109,594 761,077
VAT Group AG Reg. S *(b) 23,921 4,484,440
5,245,517
Specialty Retail 0.6%
Dufry AG (Registered) *(a) 90,876 3,433,006
17,530,205
TAIWAN 3.3%
Communications Equipment 0.2%
Accton Technology Corp. 145,853 1,055,330
Electronic Equipment, Instruments & Components 0.5%
Chroma ATE, Inc. 190,209 906,140
Genius Electronic Optical Co.
Ltd. 30,000 590,600
ITEQ Corp. 229,389 964,904
2,461,644
Industrial Conglomerates 0.2%
Far Eastern New Century
Corp. 1,472,115 1,327,582
Semiconductors & Semiconductor Equipment 2.4%
Advanced Wireless
Semiconductor Co. 275,543 954,082
Alchip Technologies Ltd. 49,000 827,646
ASMedia Technology, Inc. 15,687 785,559
Formosa Sumco Technology
Corp. 415,009 1,642,766
Globalwafers Co. Ltd. 213,661 3,108,063
LandMark Optoelectronics
Corp. 59,000 547,814
Parade Technologies Ltd. 23,700 907,049
Realtek Semiconductor Corp. 189,229 2,358,164
Sino-American Silicon
Products, Inc. 518,000 1,808,399
12,939,542
17,784,098
THAILAND 0.2%
Marine 0.2%
Precious Shipping PCL * 5,948,700 931,687

Nationwide International Small Cap Fund - October 31, 2020 - Statement of Investments - 79
Common Stocks
Shares Value ($)
UKRAINE 0.1%
Metals & Mining 0.1%
Ferrexpo plc 197,273 487,034
UNITED ARAB EMIRATES 0.5%
IT Services 0.5%
Network International
Holdings plc Reg. S *(b) 965,844 2,788,776
UNITED KINGDOM 15.1%
Aerospace & Defense 0.3%
Meggitt plc 192,881 683,423
QinetiQ Group plc 157,925 484,040
Ultra Electronics Holdings plc 19,282 469,681
1,637,144
Airlines 0.3%
easyJet plc 207,742 1,361,959
Biotechnology 1.5%
Abcam plc 395,984 7,567,308
Freeline Therapeutics
Holdings plc, ADR * 28,218 488,454
8,055,762
Capital Markets 1.8%
AJ Bell plc 308,750 1,680,916
Intermediate Capital Group
plc 443,198 6,728,606
Ninety One plc * 558,336 1,490,598
9,900,120
Chemicals 0.4%
Synthomer plc 413,274 2,020,501
Commercial Services & Supplies 0.3%
Smart Metering Systems plc 234,406 1,764,107
Construction & Engineering 0.2%
Balfour Beatty plc 272,455 754,473
John Laing Group plc Reg.
S (b) 124,640 454,625
1,209,098
Electronic Equipment, Instruments & Components 0.9%
Spectris plc 154,824 4,968,166
Equity Real Estate Investment Trusts (REITs) 1.7%
Safestore Holdings plc 392,892 4,091,183
UNITE Group plc (The) 271,128 2,926,350
Workspace Group plc 259,119 2,071,398
9,088,931
Food Products 0.8%
Cranswick plc 57,293 2,389,753
Tate & Lyle plc 280,584 2,164,252
4,554,005
Health Care Equipment & Supplies 0.8%
ConvaTec Group plc Reg. S
(b) 1,886,191 4,417,906
Hotels, Restaurants & Leisure 1.0%
Domino's Pizza Group plc 344,332 1,479,143
Restaurant Group plc (The) * 3,676,842 1,928,175
SSP Group plc 859,343 2,079,589
5,486,907
Insurance 1.0%
Beazley plc 668,620 2,552,566
Lancashire Holdings Ltd. 324,094 2,683,984
5,236,550
Common Stocks
Shares Value ($)
UNITED KINGDOM
Internet & Direct Marketing Retail 0.2%
Trainline plc Reg. S *(b) 291,662 1,040,823
IT Services 0.6%
Softcat plc 209,545 3,057,209
Life Sciences Tools & Services 0.4%
Horizon Discovery Group
plc * 1,953,168 2,247,828
Machinery 1.0%
Rotork plc 1,428,898 5,207,038
Media 0.1%
Hyve Group plc 995,492 657,738
Multiline Retail 0.7%
B&M European Value Retail
SA 602,934 3,788,107
Oil, Gas & Consumable Fuels 0.1%
Cairn Energy plc * 417,177 751,595
Professional Services 0.8%
Clarivate plc * 146,845 4,074,949
Trading Companies & Distributors 0.2%
Grafton Group plc 52,482 457,642
Travis Perkins plc * 64,115 881,935
1,339,577
81,866,020
UNITED STATES 0.9%
Biotechnology 0.3%
UroGen Pharma Ltd. *(a) 64,948 1,462,629
Building Products 0.5%
Caesarstone Ltd. 116,721 1,126,358
Reliance Worldwide Corp.
Ltd. 461,895 1,342,102
2,468,460
Semiconductors & Semiconductor Equipment 0.1%
ACM Research, Inc., Class
A * 9,895 696,311
4,627,400
Total Common Stocks
(cost $499,974,890) 524,889,688
Exchange Traded Fund 1.9%
UNITED STATES 1.9%
iShares MSCI EAFE Small-
Cap ETF 184,215 10,491,044
Total Exchange Traded Fund
(cost $10,940,525) 10,491,044
Rights 0.0%
†
Number of
Rights
FRANCE 0.0%
†
Biotechnology 0.0%
†
Clementia Pharmaceuticals,
Inc., CVR*^∞ 16,268 0
Total Rights
(cost $–) 0

80 - Statement of Investments - October 31, 2020 - Nationwide International Small Cap Fund
Short-Term Investment 0.2%
Shares Value ($)
Money Market Fund 0.2%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.02%, (c)(d) 867,231 867,231
Total Short-Term Investment
(cost  $867,231) 867,231
Repurchase Agreement 1.7%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp., 0.06%, dated
10/30/2020, due
11/2/2020, repurchase
price $8,899,589,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022;
total market value
$9,096,888.(d)(e) 8,899,544 8,899,544
Total Repurchase Agreement
(cost $8,899,544) 8,899,544
Total Investments
(cost $520,682,190)   — 101.3% 545,147,507
Liabilities in excess of other assets
— (1.3)% (6,753,465)
NET ASSETS — 100.0%
$ 538,394,042
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan
at October 31, 2020. The total value of securities on
loan at October 31, 2020 was $17,437,162, which
was collateralized by cash used to purchase a money
market fund and a repurchase agreement with a value
of $867,231 and $8,899,544, respectively, and by
$10,995,081 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 8.00%, and maturity dates ranging from 1/21/2021 –
5/15/2050; a total value of $20,761,856.
(b) Rule 144A, Section 4(2), or other security which is
restricted as to sale to institutional investors. These
securities were deemed liquid pursuant to procedures
approved by the Board of Trustees. The liquidity
determination is unaudited. The aggregate value of these
securities at October 31, 2020 was $47,171,344 which
represents 8.76% of net assets.
(c) Represents 7-day effective yield as of October 31, 2020.
(d) Security was purchased with cash collateral held
from securities on loan. The total value of securities
purchased with cash collateral as of October 31, 2020 was
$9,766,775.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

82 - Statements of Assets and Liabilities - October 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Assets:
Investment securities, at value
*
$ 256,281,622 $ 110,607,058
Repurchase agreement, at value 1,261,631 782,584
Cash 1,943,322 4,830,659
Cash pledged for swap contracts — —
Restricted cash, collateral for forward foreign currency contracts — 240,000
Deposits with broker for futures contracts — —
Foreign currencies, at value 6,579 355,170
Interest and dividends receivable 8,767 1,821,488
Security lending income receivable 22,294 317
Receivable for investments sold — 815,180
Receivable for capital shares issued 177,030 —
Reclaims receivable 78,112 —
Receivable for variation margin on futures contracts — —
Receivable for variation margin on centrally cleared swap contracts — —
Unrealized appreciation on forward foreign currency contracts (Note
2) — 203,131
Due from broker — —
Receivable for reimbursement from investment adviser (Note 3) 28,477 15,545
Receivable for capital gain country tax — —
Prepaid expenses 24,985 39,253
Total Assets 259,832,819 119,710,385
Liabilities:
Payable for investments purchased — 2,223,116
Payable for capital shares redeemed 692 345,862
Unrealized depreciation on forward foreign currency contracts (Note
2) — 405
Unrealized depreciation on unfunded commitments — 2,692
Payable upon return of securities loaned (Note 2) 1,384,573 858,844
Accrued expenses and other payables:
Investment advisory fees 160,887 63,860
Fund administration fees 19,913 16,601
Distribution fees 314 668
Administrative servicing fees 157,365 991
Accounting and transfer agent fees 1,469 1,154
Trustee fees 803 401
Deferred capital gain country tax — —
Custodian fees 1,059 1,888
Compliance program costs (Note 3) 71 38
Professional fees 17,313 24,579
Printing fees 100 15,481
Other 765 7,774
Total Liabilities 1,745,324 3,564,354
Net Assets $ 258,087,495 $ 116,146,031
* Includes value of securities on loan (Note 2) 10,403,847 827,091
Cost of investment securities 179,447,432 116,353,637
Cost of repurchase agreement 1,261,631 782,584
Cost of foreign currencies 6,593 359,636
Represented by:
Capital $ 175,329,054 $ 126,279 ,503
Total distributable earnings (loss) 82,758,441 (10,133 ,472 )
Net Assets $ 258,087,495 $ 116,146,031

International Funds - October 31, 2020 - Statements of Assets and Liabilities - 83
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 137,285,316 $ 158,717,496 $ 68,591,107 $ 46,989,217
1,247,764 2,442,560 — 367,843
3,323,211 1,534,761 2,736,161 627,523
4,027,327 — — —
130,000 — — —
1,083,958 — — —
33,087 53,871 413,167 166,061
1,493,322 436,476 1,030,935 73,214
210 835 — 161
554,737 899,362 3,104,236 —
356 43,176 — 17,375
— 593,147 21,674 61,949
1,387,035 — — —
86,717 — — —
86,561 — 154,776 —
— — 2,641 —
31,239 — 8,424 10,840
— — 14,866 —
37,706 27,565 17,250 28,091
150,808,546 164,749,249 76,095,237 48,342,274
599,526 833,063 3,277,547 —
85,168 247,605 161,867 60,130
— — 97,258 —
3,525 — — —
1,369,355 2,680,579 — 403,688
69,517 107,289 43,334 31,698
17,313 18,199 15,868 15,396
986 2,543 22 9,509
5,055 21,467 79 20,119
1,715 2,000 1,782 1,589
506 558 253 161
— — 26,047 —
2,107 8,003 1,224 1,850
44 53 24 16
27,602 19,646 25,960 22,008
8,546 22,933 14,673 23,517
5,302 13,082 8,843 5,763
2,196,267 3,977,020 3,674,781 595,444
$ 148,612,279 $ 160,772,229 $ 72,420,456 $ 47,746,830
1,317,416 2,559,314 — 392,498
141,414,805 146,009,174 69,565,852 36,875,935
1,247,764 2,442,560 — 367,843
33,157 53,197 418,407 168,144
$ 153,774,094 $ 165,175,631 $ 75,015,548 $ 37,238,219
(5,161,815) (4,403,402) (2,595,092) 10,508,611
$ 148,612,279 $ 160,772,229 $ 72,420,456 $ 47,746,830

84 - Statements of Assets and Liabilities - October 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield Fund
Net Assets:
Class A Shares $ 1,584,219 $ 1,287,050
Class C Shares — 458,128
Class M Shares — —
Class R6 Shares 1,219,925 112,633,752
Eagle Class Shares 7,419 —
Institutional Service Class Shares 255,275,932 1,767,101
Total $ 258,087,495 $ 116,146,031
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 63,685 140,126
Class C Shares — 49,933
Class M Shares — —
Class R6 Shares 48,802 12,248,452
Eagle Class Shares 290 —
Institutional Service Class Shares 9,989,269 192,208
Total 10,102,046 12,630,719
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 24.88(a) $ 9.18 (b)
Class C Shares $ — $ 9.17(c)
Class M Shares $ — $ —
Class R6 Shares $ 25.00 $ 9.20
Eagle Class Shares $ 25.58 $ —
Institutional Service Class Shares $ 25.56 $ 9.19
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 26.40 $ 9.39
Maximum Sales Charge:
Class A Shares 5.75% 2.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

International Funds - October 31, 2020 - Statements of Assets and Liabilities - 85
Nationwide Amundi
Strategic Income Fund
Nationwide Bailard
International Equities
Fund
Nationwide Emerging
Markets Debt Fund
Nationwide Global
Sustainable Equity Fund
$ 2,799,674 $ 3,632,719 $ 70,486 $ 35,464,378
461,644 1,895,755 7,427 1,877,220
— 139,647,687 — —
109,284,010 5,560,114 72,307,739 6,220,851
— — — —
36,066,951 10,035,954 34,804 4,184,381
$ 148,612,279 $ 160,772,229 $ 72,420,456 $ 47,746,830
277,016 495,928 7,413 1,938,683
45,737 263,831 787 109,953
— 19,037,612 — —
10,811,241 757,913 7,605,496 327,657
— — — —
3,569,830 1,368,493 3,662 220,357
14,703,824 21,923,777 7,617,358 2,596,650
$ 10.11(b) $ 7.33(a) $ 9.51(b) $ 18.29(a)
$ 10.09(c) $ 7.19(c) $ 9.44(c) $ 17.07(c)
$ — $ 7.34 $ — $ —
$ 10.11 $ 7.34 $ 9 .51 $ 18.99
$ — $ — $ — $ —
$ 10.10 $ 7.33 $ 9.50 $ 18.99
$ 10.34 $ 7.78 $ 9.73 $ 19.41
2.25% 5.75% 2.25% 5.75%

86 - Statement of Assets and Liabilities - October 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
International Small
Cap Fund
Assets:
Investment securities, at value
*
$ 536,247,963
Repurchase agreement, at value 8,899,544
Cash 2,962,795
Foreign currencies, at value 1,521,391
Interest and dividends receivable 743,045
Security lending income receivable 13,733
Receivable for investments sold 4,489,082
Receivable for capital shares issued 202,586
Reclaims receivable 457,125
Receivable for reimbursement from investment adviser (Note 3) 15,954
Prepaid expenses 11,938
Total Assets 555,565,156
Liabilities:
Payable for investments purchased 6,557,039
Payable for capital shares redeemed 309,209
Payable upon return of securities loaned (Note 2) 9,766,775
Accrued expenses and other payables:
Investment advisory fees 452,037
Fund administration fees 25,391
Distribution fees 26
Administrative servicing fees 10,795
Accounting and transfer agent fees 388
Trustee fees 1,767
Deferred capital gain country tax 8,663
Custodian fees 4,092
Compliance program costs (Note 3) 153
Professional fees 16,384
Printing fees 11,412
Other 6,983
Total Liabilities 17,171,114
Net Assets $ 538,394,042
* Includes value of securities on loan (Note 2) 17,437 ,162
Cost of investment securities 511,782,646
Cost of repurchase agreement 8,899,544
Cost of foreign currencies 1,523,700
Represented by:
Capital $ 520,873,383
Total distributable earnings (loss) 17,520,659
Net Assets $ 538,394,042

International Funds - October 31, 2020 - Statement of Assets and Liabilities - 87
The accompanying notes are an integral part of these financial statements.
Nationwide
International Small
Cap Fund
Net Assets:
Class A Shares $ 115,392
Class R6 Shares 511,412,045
Institutional Service Class Shares 26,866,605
Total $ 538,394,042
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 11,951
Class R6 Shares 52,635,188
Institutional Service Class Shares 2,769,988
Total 55,417,127
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9.66(a)
Class R6 Shares $ 9.72
Institutional Service Class Shares $ 9.70
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10.25
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

88 - Statements of Operations - For the Year Ended October 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide AllianzGI
International Growth
Fund
Nationwide Amundi
Global High Yield
Fund
INVESTMENT INCOME:
Income from non-cash dividends $ 2,540,938 $ —
Dividend income 1,527,280 —
Income from securities lending (Note 2) 263,576 7,807
Interest income 32,919 7,911,508
Foreign tax withholding (167,277) (5,687)
Total Income 4,197,436 7,913,628
EXPENSES:
Investment advisory fees 1,692,066 754,738
Fund administration fees 152,102 113,445
Distribution fees Class A 2,100 3,786
Distribution fees Class C — 4,139
Administrative servicing fees Class A 672 303
Administrative servicing fees Class C — 249
Administrative servicing fees Eagle Class 7 —
Administrative servicing fees Institutional Service Class 519,514 3,742
Registration and filing fees 72,609 58,258
Professional fees 67,829 47,151
Printing fees 7,615 13,670
Trustee fees 8,134 3,784
Custodian fees 11,788 4,970
Accounting and transfer agent fees 4,020 10,594
Compliance program costs (Note 3) 1,064 348
Other 9,918 7,030
Total expenses before expenses reimbursed 2,549,438 1,026,207
Expenses reimbursed by adviser (Note 3) (283,517) (187,366)
Net Expenses 2,265,921 838,841
NET INVESTMENT INCOME 1,931,515 7,074,787
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities † 5,407,105 (4,931,399)
Expiration or closing of futures contracts (Note 2) — —
Transactions of forward foreign currency contracts (Note 2) — (866,314)
Foreign currency transactions (Note 2) (119,589) 194,347
Expiration or closing of swap contracts (Note 2) — —
Net realized gains (losses) 5,287,516 (5,603,366)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 71,420,041 (5,332,974)
Futures contracts (Note 2) — —
Forward foreign currency contracts (Note 2) — 235,515
Translation of assets and liabilities denominated in foreign currencies 7,374 706
Swap contracts (Note 2) — —
Unfunded Commitments — (2,692)
Net change in unrealized appreciation/depreciation 71,427,415 (5,099,445)
Net realized/unrealized gains (losses) 76,714,931 (10,702,811)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 78,646,446 $ (3,628,024)
† Net of capital gain country taxes $ — $ —
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ — $ —
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - For the Year Ended October 31, 2020 - Statements of Operations - 89
Nationwide Amundi
Strategic Income
Fund
Nationwide Bailard
International
Equities Fund
Nationwide
Emerging Markets
Debt Fund
Nationwide Global
Sustainable Equity
Fund
$ — $ — $ — $ —
— 5,345,571 — 797,592
3,998 17,979 — 5,561
8,303,765 14,155 4,088,623 2,749
(7,086) (434,824) (54,402) (53,553)
8,300,677 4,942,881 4,034,221 752,349
862,692 1,426,372 500,518 366,874
122,664 129,705 101,035 95,868
6,968 10,898 197 90,365
5,715 25,257 75 20,607
2,524 3,920 — 36,140
628 2,196 — 2,463
— — — —
53,443 7,595 — 4,289
57,175 66,855 54,292 54,843
55,098 53,755 55,896 40,172
13,917 28,423 12,442 25,877
4,965 5,859 2,313 1,527
6,486 21,405 4,039 4,723
16,819 26,105 10,396 20,816
474 561 208 141
7,159 18,378 7,270 5,465
1,216,727 1,827,284 748,681 770,170
(371,670) — (104,312) (151,252)
845,057 1,827,284 644,369 618,918
7,455,620 3,115,597 3,389,852 133,431
162,787 (6,177,593) (2,272,140) 459,740
(5,408,074) — — —
(381,919) — 625,608 —
203,805 (58,415) (261,965) (11,977)
5,966,111 — (172,166) —
542,710 (6,236,008) (2,080,663) 447,763
(8,524,021) (11,511,499) (4,468,813) 2,232,581
441,992 — — —
112,746 — 73,552 —
(103,399) 30,027 (15,657) 1,205
(1,157,693) — 91,356 —
(3,525) — — —
(9,233,900) (11,481,472) (4,319,562) 2,233,786
(8,691,190) (17,717,480) (6,400,225) 2,681,549
$ (1,235,570) $ (14,601,883) $ (3,010,373) $ 2,814,980
$ — $ — $ (13,310) $ —
$ — $ — $ 4,894 $ —

90 - Statement of Operations - For the Year Ended October 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
International
Small Cap
Fund
INVESTMENT INCOME:
Dividend income $ 11,193,616
Income from securities lending (Note 2) 265,170
Interest income 38,572
Foreign tax withholding (828,202)
Total Income 10,669,156
EXPENSES:
Investment advisory fees 4,807,093
Fund administration fees 198,607
Distribution fees Class A 252
Administrative servicing fees Class A 60
Administrative servicing fees Institutional Service Class 23,241
Registration and filing fees 48,513
Professional fees 76,359
Printing fees 13,979
Trustee fees 16,125
Custodian fees 26,219
Accounting and transfer agent fees 11,998
Compliance program costs (Note 3) 1,572
Other 17,036
Total expenses before expenses reimbursed 5,241,054
Expenses reimbursed by adviser (Note 3) (196,430)
Net Expenses 5,044,624
NET INVESTMENT INCOME 5,624,532
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 10) † 17,242,259
Foreign currency transactions (Note 2) 125,818
Net realized gains (losses) 17,368,077
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (12,021,848)
Translation of assets and liabilities denominated in foreign currencies 14,754
Net change in unrealized appreciation/depreciation (12,007,094)
Net realized/unrealized gains (losses) 5,360,983
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 10,985,515
† Net of capital gain country taxes $ (784)
†† Net of increase in deferred capital gain country tax accrual on unrealized appreciation $ 3,695

The accompanying notes are an integral part of these financial statements.
92 - Statements of Changes in Net Assets - October 31, 2020 - International Funds
Nationwide AllianzGI International Growth Fund
Year Ended
October 31, 2020
Period Ended
October 31, 2019(a)
OPERATIONS:
Net investment income/(loss) $ 1,931,515 $ (44,605)
Net realized gains (losses) 5,287,516 (107,400)
Net change in unrealized appreciation/depreciation 71,427,415 3,837,622
Change in net assets resulting from operations 78,646,446 3,685,617
Distributions to Shareholders From:
Distributable earnings:
Class A (5,538) —
Class R6(b) (12,193) —
Eagle Class (43) —
Institutional Service Class (1,268,227) —
Change in net assets from shareholder distributions (1,286,001) —
Change in net assets from capital transactions (49,533,526) 220,352,740
Change in net assets 27,826,919 224,038,357
Net Assets:
Beginning of year 230,260,576 6,222,219
End of year $ 258,087,495 $ 230,260,576
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 998,863 $ 115
Dividends reinvested 5,529 —
Cost of shares redeemed (280,019) (150)
Total Class A Shares 724,373 (35)
Class R6 Shares(b)
Proceeds from shares issued 936,401 —
Dividends reinvested 12,193 —
Cost of shares redeemed (249,320) (5,368,247)
Total Class R6 Shares 699,274 (5,368,247)
Eagle Class Shares
Proceeds from shares issued — —
Dividends reinvested 43 —
Cost of shares redeemed — —
Total Eagle Class Shares 43 —
Institutional Service Class Shares
Proceeds from shares issued 34,015,079 226,602,889
Dividends reinvested 1,268,227 —
Cost of shares redeemed (86,240,522) (881,867)
Total Institutional Service Class Shares (50,957,216) 225,721,022
Change in net assets from capital transactions $ (49,533,526) $ 220,352,740

International Funds - October 31, 2020 - Statements of Changes in Net Assets - 93
Year Ended
September 30, 2019
$ 67,745
1,843,564
(2,281,032)
(369,723)
(17,226)
(670,187)
—(c)
—(c)
(687,413)
(21,330,682)
(22,387,818)
28,610,037
$ 6,222,219
$ 262,665
17,196
(802,938)
(523,077)
7,020,600
670,187
(28,508,192)(d)
(20,817,405)
4,900(c)
—(c)
—(c)
4,900(c)
4,900(c)
—(c)
—(c)
4,900(c)
$ (21,330,682)

The accompanying notes are an integral part of these financial statements.
94 - Statements of Changes in Net Assets - October 31, 2020 - International Funds
Nationwide AllianzGI International Growth Fund
Year Ended
October 31, 2020
Period Ended
October 31, 2019(a)
SHARE TRANSACTIONS:
Class A Shares
Issued 40,692 6
Reinvested 230 —
Redeemed (11,700) (8)
Total Class A Shares 29,222 (2)
Class R6 Shares(b)
Issued 35,628 —
Reinvested 598 —
Redeemed (11,032) (294,741)
Total Class R6 Shares 25,194 (294,741)
Eagle Class Shares
Issued — —
Reinvested 2 —
Redeemed — —
Total Eagle Class Shares 2 —
Institutional Service Class Shares
Issued 1,734,189 12,424,034
Reinvested 51,472 —
Redeemed (4,172,692) (48,022)
Total Institutional Service Class Shares (2,387,031) 12,376,012
Total change in shares (2,332,613) 12,081,269
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from October 1, 2019 through October 31, 2019.
(b) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(c) For the period from June 4, 2019 (commencement of operations) through September 30, 2019.
(d) Amount includes in-kind redemptions. (See Note 3)

International Funds - October 31, 2020 - Statements of Changes in Net Assets - 95
Year Ended
September 30, 2019
16,033
1,171
(48,796)
(31,592)
409,852
44,440
(1,632,773)(d)
(1,178,481)
288(c)
—(c)
—(c)
288(c)
288(c)
—(c)
—(c)
288(c)
(1,209,497)

The accompanying notes are an integral part of these financial statements.
96 - Statements of Changes in Net Assets - October 31, 2020 - International Funds
Nationwide Amundi Global High Yield Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 7,074,787 $ 7,737,563
Net realized gains (losses) (5,603,366) (2,148,657)
Net change in unrealized appreciation/depreciation (5,099,445) 4,893,212
Change in net assets resulting from operations (3,628,024) 10,482,118
Distributions to Shareholders From:
Distributable earnings:
Class A (58,592) (108,427)
Class C (11,155) (12,204)
Class M — —
Class R6 (4,786,390) (10,180,548)
Institutional Service Class (190,066) (165,871)
Change in net assets from shareholder distributions (5,046,203) (10,467,050)
Change in net assets from capital transactions (995,440) (3,259,919)
Change in net assets (9,669,667) (3,244,851)
Net Assets:
Beginning of year 125,815,698 129,060,549
End of year $ 116,146,031 $ 125,815,698
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,325,968 $ 503,665
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 33,352 58,737
Cost of shares redeemed (1,591,459) (228,352)
Total Class A Shares (232,139) 334,050
Class C Shares
Proceeds from shares issued 243,484 164,827
Dividends reinvested 11,155 12,083
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed (61,265) (37,002)
Total Class C Shares 193,374 139,908
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 15,322,659 6,333,337
Dividends reinvested 4,786,390 10,180,548
Cost of shares redeemed (19,194,889) (23,155,081)
Total Class R6 Shares 914,160 (6,641,196)
Institutional Service Class Shares
Proceeds from shares issued 3,895,886 4,355,157
Dividends reinvested 189,501 163,352
Cost of shares redeemed (5,956,222) (1,611,190)
Total Institutional Service Class Shares (1,870,835) 2,907,319
Change in net assets from capital transactions $ (995,440) $ (3,259,919)

International Funds - October 31, 2020 - Statements of Changes in Net Assets - 97
Nationwide Amundi Strategic Income Fund Nationwide Bailard International Equities Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 7,455,620 $ 7,007,159 $ 3,115,597 $ 5,507,190
542,710 (4,739,160) (6,236,008) (1,993,256)
(9,233,900) 5,845,730 (11,481,472) 8,531,202
(1,235,570) 8,113,729 (14,601,883) 12,045,136
(73,859) (128,693) (69,995) (410,395)
(12,664) (12,867) (41,434) (218,305)
— — (2,894,205) (7,782,987)
(3,132,380) (4,661,521) (124,169) (2,267,848)
(1,517,815) (921,479) (306,726) (2,651,584)
(4,736,718) (5,724,560) (3,436,529) (13,331,119)
(12,577,365) 47,672,592 (51,290,056) (156,898,931)
(18,549,653) 50,061,761 (69,328,468) (158,184,914)
167,161,932 117,100,171 230,100,697 388,285,611
$ 148,612,279 $ 167,161,932 $ 160,772,229 $ 230,100,697
$ 3,078,893 $ 5,601,009 $ 502,571 $ 969,645
— 54,878 4,190 82,053
63,352 127,030 60,774 377,793
(5,122,403) (2,967,876) (2,207,715) (4,702,330)
(1,980,158) 2,815,041 (1,640,180) (3,272,839)
74,662 686,377 6,685 242,289
12,664 12,867 36,248 195,401
— (54,878) (4,190) (82,053)
(306,052) (126,085) (1,523,194) (2,212,453)
(218,726) 518,281 (1,484,451) (1,856,816)
— — 21,361,756 55,560,078
— — 2,110,712 5,577,369
— — (56,327,128) (42,761,305)
— — (32,854,660) 18,376,142
24,856,709 13,144,521 537,898 1,366,311
3,132,380 4,661,521 85,604 778,176
(24,848,606) (23,217,370) (3,652,100) (133,901,913)
3,140,483 (5,411,328) (3,028,598) (131,757,426)
25,598,549 51,487,504 1,449,212 5,806,818
1,504,885 918,203 259,085 2,179,026
(40,622,398) (2,655,109) (13,990,464) (46,373,836)
(13,518,964) 49,750,598 (12,282,167) (38,387,992)
$ (12,577,365) $ 47,672,592 $ (51,290,056) $ (156,898,931)

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - October 31, 2020 - International Funds
Nationwide Amundi Global High Yield Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 150,714 52,953
Issued in class conversion (Note 1) — —
Reinvested 3,487 6,226
Redeemed (176,672) (24,196)
Total Class A Shares (22,471) 34,983
Class C Shares
Issued 25,544 16,849
Reinvested 1,161 1,285
Redeemed in class conversion (Note 1) — —
Redeemed (6,704) (3,826)
Total Class C Shares 20,001 14,308
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 1,747,740 661,750
Reinvested 500,562 1,081,163
Redeemed (2,167,550) (2,430,913)
Total Class R6 Shares 80,752 (688,000)
Institutional Service Class Shares
Issued 403,180 449,027
Reinvested 19,697 17,177
Redeemed (679,798) (168,202)
Total Institutional Service Class Shares (256,921) 298,002
Total change in shares (178,639) (340,707)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - October 31, 2020 - Statements of Changes in Net Assets - 99
Nationwide Amundi Strategic Income Fund Nationwide Bailard International Equities Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
323,812 549,932 68,354 130,403
— 5,297 560 11,103
6,268 12,448 7,597 54,342
(523,240) (293,725) (292,871) (637,214)
(193,160) 273,952 (216,360) (441,366)
7,195 66,791 908 33,004
1,235 1,260 4,588 28,738
— (5,302) (568) (11,225)
(32,991) (12,208) (207,349) (303,951)
(24,561) 50,541 (202,421) (253,434)
— — 2,945,178 7,429,519
— — 264,485 793,241
— — (8,355,287) (5,900,955)
— — (5,145,624) 2,321,805
2,634,995 1,281,440 74,404 184,432
311,252 458,886 10,727 112,344
(2,536,726) (2,286,279) (488,921) (17,972,859)
409,521 (545,953) (403,790) (17,676,083)
2,565,572 5,017,826 200,800 785,593
149,058 89,400 32,401 314,152
(4,298,770) (258,650) (1,936,383) (6,370,382)
(1,584,140) 4,848,576 (1,703,182) (5,270,637)
(1,392,340) 4,627,116 (7,671,377) (21,319,715)

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - October 31, 2020 - International Funds
Nationwide Emerging Markets Debt Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 3,389,852 $ 4,452,695
Net realized gains (losses) (2,080,663) (3,760,147)
Net change in unrealized appreciation/depreciation (4,319,562) 9,930,202
Change in net assets resulting from operations (3,010,373) 10,622,750
Distributions to Shareholders From:
Distributable earnings:
Class A (1,804) (9,802)
Class C (151) (5,897)
Class R6 (1,857,809) (5,513,230)
Institutional Service Class (640) (6,337)
Return of capital:
Class A (627) —
Class C (41) —
Class R6 (65 1,606) —
Institutional Service Class (321) —
Change in net assets from shareholder distributions (2,512,999) (5,535,266)
Change in net assets from capital transactions 729,271 (8,588,051)
Change in net assets (4,794,101) (3,500,567)
Net Assets:
Beginning of year 77,214,557 80,715,124
End of year $ 72,420,456 $ 77,214,557
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 20,207 $ 19,230
Dividends reinvested 2,431 9,802
Cost of shares redeemed (38,942) (88,619)
Total Class A Shares (16,304) (59,587)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested 192 5,897
Cost of shares redeemed — (91,013)
Total Class C Shares 192 (85,116)
Class R6 Shares
Proceeds from shares issued 10,938,287 3,896,755
Dividends reinvested 2,509,415 5,513,230
Cost of shares redeemed (12,720,280) (17,778,122)
Total Class R6 Shares 727,422 (8,368,137)
Institutional Service Class Shares
Proceeds from shares issued 17,000 10,500
Dividends reinvested 961 6,337
Cost of shares redeemed — (92,048)
Total Institutional Service Class Shares 17,961 (75,211)
Change in net assets from capital transactions $ 729,271 $ (8,588,051)

International Funds - October 31, 2020 - Statements of Changes in Net Assets - 101
Nationwide Global Sustainable Equity Fund Nationwide International Small Cap Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 133,431 $ 600,459 $ 5,624,532 $ 6,387,667
447,763 2,953,980 17,368,077 (17,957,183)
2,233,786 2,672,198 (12,007,094) 62,885,306
2,814,980 6,226,637 10,985,515 51,315,790
(2,435,328) (3,382,374) (2,562) (13,109)
(131,292) (1,070,153) — —
(408,459) (795,064) (12,906,550) (52,271,332)
(307,416) (487,876) (413,464) (37,487)
— — — —
— — — —
— — — —
— — — —
(3,282,495) (5,735,467) (13,322,576) (52,321,928)
(4,850,672) (435,488) 12,102,068 128,666,735
(5,318,187) 55,682 9,765,007 127,660,597
53,065,017 53,009,335 528,629,035 400,968,438
$ 47,746,830 $ 53,065,017 $ 538,394,042 $ 528,629,035
$ 181,136 $ 7,715,240 $ 16,229 $ 6,833
2,338,437 3,205,761 2,562 13,109
(5,310,151) (5,243,824) (9,673) (10,533)
(2,790,578) 5,677,177 9,118 9,409
106,804 193,882 — —
122,886 1,048,410 — —
(541,756) (8,660,872) — —
(312,066) (7,418,580) — —
138,468 4,287 76,242,201 96,421,790
361,925 717,656 12,808,179 52,255,420
(839,420) (1,647,768) (89,667,975) (33,073,344)
(339,027) (925,825) (617,595) 115,603,866
703,045 4,730,289 17,583,765 14,852,071
237,007 298,647 413,464 37,487
(2,349,053) (2,797,196) (5,286,684) (1,836,098)
(1,409,001) 2,231,740 12,710,545 13,053,460
$ (4,850,672) $ (435,488) $ 12,102,068 $ 128,666,735

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - October 31, 2020 - International Funds
Nationwide Emerging Markets Debt Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 2,094 1,931
Reinvested 251 1,090
Redeemed (3,996) (9,272)
Total Class A Shares (1,651) (6,251)
Class C Shares
Issued — —
Reinvested 20 660
Redeemed — (9,600)
Total Class C Shares 20 (8,940)
Class R6 Shares
Issued 1,175,048 407,556
Reinvested 258,443 611,006
Redeemed (1,396,681) (1,893,312)
Total Class R6 Shares 36,810 (874,750)
Institutional Service Class Shares
Issued 1,650 1,094
Reinvested 100 704
Redeemed — (9,664)
Total Institutional Service Class Shares 1,750 (7,866)
Total change in shares 36,929 (897,807)
Amounts designated as "—" are zero or have been rounded to zero.

International Funds - October 31, 2020 - Statements of Changes in Net Assets - 103
Nationwide Global Sustainable Equity Fund Nationwide International Small Cap Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
9,958 446,096 1,666 704
128,982 206,682 255 1,591
(308,155) (304,601) (975) (1,121)
(169,215) 348,177 946 1,174
6,237 12,144 — —
7,216 72,506 — —
(35,962) (538,401) — —
(22,509) (453,751) — —
6,952 237 8,481,263 10,477,616
19,292 44,748 1,269,393 6,304,459
(44,756) (91,494) (9,521,345) (3,531,340)
(18,512) (46,509) 229,311 13,250,735
39,417 264,179 1,931,436 1,596,315
12,620 18,531 41,018 4,026
(130,445) (158,325) (616,593) (187,637)
(78,408) 124,385 1,355,861 1,412,704
(288,644) (27,698) 1,586,118 14,664,613

104 - Financial Highlights - October 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
.3
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide AllianzGI
International Growth Fund
Class A Shares
Year Ended October 31, 2020 $ 18.04 0.21 6.74 6.95 (0.11) — (0.11) $ 24.88 38.57%(g) $ 1,584,219 1.06% 0.98% 1.18%
Period Ended October 31,
2019(h)( i )  $ 17.22 (0.01) 0.83 0.82 — — — $ 18.04 4.76%(g) $ 621,828 1.05% (0.67)% 2.26%
Year Ended September 30,
2019 $ 17.91 — (0.23) (0.23) (0.06) (0.40) (0.46) $ 17.22 (0.88)% $ 593,320 1.05% 0.02% 2.36%
Year Ended September 30,
2018 $ 19.73 0.02 0.82 0.84 (0.31) (2.35) (2.66) $ 17.91 4.32% $ 1,182,948 1.05% 0.10% 1.89%
Year Ended September 30,
2017 $ 16.37 0.04 3.32 3.36 — — — $ 19.73 20.53% $ 72,396 1.12% 0.23% 1.82%
Year Ended September 30,
2016 $ 14.13 0.09 2.29 2.38 (0.14) — (0.14) $ 16.37 16.97% $ 50,750 1.20% 0.60% 6.68%
Class R6 Shares(k)
Year Ended October 31, 2020 $ 18.50 0.20 6.89 7.09 (0.59) — (0.59) $ 25.00 39.04%(g) $ 1,219,925 0.72% 0.96% 0.84%
Period Ended October 31,
2019(h)( i )  $ 17.65 (0.01) 0.86 0.85 — — — $ 18.50 4.82%(g) $ 436,837 0.72% (0.42)% 2.93%
Year Ended September 30,
2019 $ 18.32 0.06 (0.24) (0.18) (0.09) (0.40) (0.49) $ 17.65 (0.60)% $ 5,618,720 0.79% 0.37% 1.62%
Year Ended September 30,
2018 $ 19.90 0.07 0.82 0.89 (0.12) (2.35) (2.47) $ 18.32 4.54% $ 27,427,089 0.80% 0.37% 1.61%
Year Ended September 30,
2017 $ 16.49 0.08 3.35 3.43 (0.02) — (0.02) $ 19.90 20.82% $ 18,582,044 0.87% 0.49% 1.49%
Year Ended September 30,
2016 $ 14.15 0.11 2.33 2.44 (0.10) — (0.10) $ 16.49 17.34% $ 28,386,167 0.95% 0.75% 5.77%
Eagle Class Shares
Year Ended October 31, 2020 $ 18.53 0.21 6.98 7.19 (0.14) — (0.14) $ 25.58 38.87%(g) $ 7,419 0.83% 0.98% 0.94%
Period Ended October 31,
2019(h)( i )  $ 17.68 (0.01) 0.86 0.85 — — — $ 18.53 4.81%(g) $ 5,336 0.86% (0.49)% 2.06%
Period Ended September 30,
2019(l) $ 17.02 (0.01) 0.67 0.66 — — — $ 17.68 3.88% $ 5,091 0.86% (0.18)% 2.75%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 18.52 0.17 7.00 7.17 (0.13) — (0.13) $ 25.56 38.73% $ 255,275,932 0.94% 0.80% 1.05%
Period Ended October 31,
2019(h)( i )  $ 17.67 (0.01) 0.86 0.85 — — — $ 18.52 4.81% $ 229,196,575 0.95% (0.47)% 0.97%
Period Ended September 30,
2019(l) $ 17.02 (0.02) 0.67 0.65 — — — $ 17.67 3.82% $ 5,088 0.97% (0.29)% 2.86%

International Funds - October 31, 2020 - Financial Highlights - 105
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from October 1, 2019 through October 31, 2019.
( i ) Fiscal year end changed from September 30th to October 31st.
(j) Portfolio turnover excludes securities received or delivered in-kind.
(k) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
(l) For the period from June 4, 2019 (commencement of operations) through September 30, 2019. Total return is calculated based on inception date of June 3, 2019 through September 30, 2019.

106 - Financial Highlights - October 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
.3
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Amundi Global
High Yield Fund
Class A Shares
Year Ended October 31, 2020 $ 9.81 0.53 (0.79) (0.26) (0.37) — (0.37) $ 9.18 (2.77)% $ 1,287,050 0.97% 5.76% 1.13%
Year Ended October 31, 2019 $ 9.81 0.58 0.22 0.80 (0.76) (0.04) (0.80) $ 9.81 8.70% $ 1,595,616 0.97% 5.97% 1.12%
Year Ended October 31, 2018 $ 10.69 0.59 (0.51) 0.08 (0.47) (0.49) (0.96) $ 9.81 0.76% $ 1,251,332 0.97% 5.90% 1.11%
Year Ended October 31, 2017 $ 10.36 0.62 0.47 1.09 (0.71) (0.05) (0.76) $ 10.69 10.89% $ 970,539 0.96% 5.89% 1.06%
Period Ended October 31,
2016(g) $ 10.00 0.58 0.27 0.85 (0.49) — (0.49) $ 10.36 8.83% $ 213,186 0.99% 5.83% 1.15%
Class C Shares
Year Ended October 31, 2020 $ 9.80 0.45 (0.78) (0.33) (0.30) — (0.30) $ 9.17 (3.51)% $ 458,128 1.76% 4.97% 1.92%
Year Ended October 31, 2019 $ 9.80 0.50 0.23 0.73 (0.69) (0.04) (0.73) $ 9.80 7.95% $ 293,471 1.72% 5.22% 1.87%
Year Ended October 31, 2018 $ 10.69 0.52 (0.52) — (0.40) (0.49) (0.89) $ 9.80 (0.08)% $ 153,147 1.70% 5.16% 1.84%
Year Ended October 31, 2017 $ 10.35 0.54 0.48 1.02 (0.63) (0.05) (0.68) $ 10.69 10.17% $ 135,407 1.70% 5.19% 1.80%
Period Ended October 31,
2016(g) $ 10.00 0.50 0.27 0.77 (0.42) — (0.42) $ 10.35 7.95% $ 107,982 1.75% 5.02% 1.91%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 9.82 0.55 (0.78) (0.23) (0.39) — (0.39) $ 9.20 (2.40)% $ 112,633,752 0.70% 6.01% 0.86%
Year Ended October 31, 2019 $ 9.81 0.61 0.22 0.83 (0.78) (0.04) (0.82) $ 9.82 9.10% $ 119,517,691 0.70% 6.27% 0.85%
Year Ended October 31, 2018 $ 10.70 0.62 (0.52) 0.10 (0.50) (0.49) (0.99) $ 9.81 0.94% $ 126,173,486 0.70% 6.15% 0.84%
Year Ended October 31, 2017 $ 10.36 0.65 0.47 1.12 (0.73) (0.05) (0.78) $ 10.70 11.26% $ 144,964,962 0.70% 6.21% 0.80%
Period Ended October 31,
2016(g) $ 10.00 0.60 0.28 0.88 (0.52) — (0.52) $ 10.36 9.11% $ 162,889,448 0.70% 6.08% 0.84%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 9.82 0.55 (0.80) (0.25) (0.38) — (0.38) $ 9.19 (2.60)% $ 1,767,101 0.80% 6.00% 0.96%
Year Ended October 31, 2019 $ 9.81 0.59 0.23 0.82 (0.77) (0.04) (0.81) $ 9.82 8.99% $ 4,408,920 0.80% 6.09% 0.95%
Year Ended October 31, 2018 $ 10.70 0.61 (0.52) 0.09 (0.49) (0.49) (0.98) $ 9.81 0.83% $ 1,482,584 0.82% 6.06% 0.96%
Year Ended October 31, 2017 $ 10.36 0.65 0.47 1.12 (0.73) (0.05) (0.78) $ 10.70 11.26% $ 448,743 0.70% 6.14% 0.81%
Period Ended October 31,
2016(g) $ 10.00 0.60 0.28 0.88 (0.52) — (0.52) $ 10.36 9.09% $ 130,983 0.75% 6.07% 0.91%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - October 31, 2020 - Financial Highlights - 107
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Amundi Strategic
Income Fund
Class A Shares
Year Ended October 31, 2020 $ 10.38 0.44 (0.45) (0.01) (0.26) — (0.26) $ 10.11 (0.05)% $ 2,799,674 0.84% 4.46% 1.07%
Year Ended October 31, 2019 $ 10.21 0.50 0.08 0.58 (0.41) — (0.41) $ 10.38 5.86% $ 4,882,738 1.06% 4.83% 1.15%
Year Ended October 31, 2018 $ 10.68 0.47 (0.17) 0.30 (0.37) (0.40) (0.77) $ 10.21 2.91% $ 2,003,603 0.94% 4.52% 1.15%
Year Ended October 31, 2017 $ 10.37 0.55 0.49 1.04 (0.53) (0.20) (0.73) $ 10.68 10.50% $ 444,015 0.93% 5.20% 1.52%
Period Ended October 31,
2016(f) $ 10.00 0.45 0.34 0.79 (0.42) — (0.42) $ 10.37 8.13% $ 132,789 0.97% 4.55% 1.97%
Class C Shares
Year Ended October 31, 2020 $ 10.37 0.37 (0.47) (0.10) (0.18) — (0.18) $ 10.09 (0.85)% $ 461,644 1.61% 3.73% 1.84%
Year Ended October 31, 2019 $ 10.21 0.42 0.09 0.51 (0.35) — (0.35) $ 10.37 5.08% $ 728,956 1.77% 4.11% 1.86%
Year Ended October 31, 2018 $ 10.68 0.39 (0.16) 0.23 (0.30) (0.40) (0.70) $ 10.21 2.14% $ 201,674 1.72% 3.73% 1.96%
Year Ended October 31, 2017 $ 10.37 0.46 0.50 0.96 (0.45) (0.20) (0.65) $ 10.68 9.69% $ 169,906 1.67% 4.41% 2.27%
Period Ended October 31,
2016(f) $ 10.00 0.38 0.34 0.72 (0.35) — (0.35) $ 10.37 7.35% $ 141,305 1.71% 3.85% 2.72%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 10.39 0.47 (0.46) 0.01 (0.29) — (0.29) $ 10.11 0.20% $ 109,284,010 0.50% 4.78% 0.73%
Year Ended October 31, 2019 $ 10.21 0.54 0.09 0.63 (0.45) — (0.45) $ 10.39 6.33% $ 108,035,017 0.67% 5.29% 0.76%
Year Ended October 31, 2018 $ 10.68 0.49 (0.16) 0.33 (0.40) (0.40) (0.80) $ 10.21 3.20% $ 111,777,775 0.67% 4.75% 0.79%
Year Ended October 31, 2017 $ 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) $ 10.68 10.80% $ 120,138 0.67% 5.41% 1.27%
Period Ended October 31,
2016(f) $ 10.00 0.48 0.34 0.82 (0.45) — (0.45) $ 10.37 8.47% $ 108,493 0.67% 4.84% 1.67%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10.38 0.47 (0.47) — (0.28) — (0.28) $ 10.10 0.18% $ 36,066,951 0.61% 4.73% 0.84%
Year Ended October 31, 2019 $ 10.21 0.52 0.09 0.61 (0.44) — (0.44) $ 10.38 6.18% $ 53,515,221 0.74% 5.07% 0.82%
Year Ended October 31, 2018 $ 10.68 0.48 (0.14) 0.34 (0.41) (0.40) (0.81) $ 10.21 3.22% $ 3,117,119 0.67% 4.55% 1.08%
Year Ended October 31, 2017 $ 10.37 0.57 0.50 1.07 (0.56) (0.20) (0.76) $ 10.68 10.80% $ 29,672,832 0.67% 5.41% 1.27%
Period Ended October 31,
2016(f) $ 10.00 0.48 0.33 0.81 (0.44) — (0.44) $ 10.37 8.41% $ 26,796,866 0.72% 4.79% 1.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2,
2015 through October 31, 2016.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

108 - Financial Highlights - October 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Bailard
International Equities Fund
Class A Shares
Year Ended October 31, 2020 $ 7.78 0.10 (0.44) (0.34) (0.11) — (0.11) $ 7.33 (4.47)% $ 3,632,719 1.28% 1.28% 1.28%
Year Ended October 31, 2019 $ 7.63 0.16 0.37 0.53 (0.38) — (0.38) $ 7.78 7.62% $ 5,542,966 1.26% 2.16% 1.26%
Year Ended October 31, 2018 $ 8.87 0.16 (1.23) (1.07) (0.17) — (0.17) $ 7.63 (12.32)% $ 8,802,111 1.21% 1.78% 1.21%
Year Ended October 31, 2017 $ 7.60 0.17 1.28 1.45 (0.18) — (0.18) $ 8.87 19.48% $ 17,840,518 1.21% 2.02% 1.21%
Year Ended October 31, 2016 $ 7.98 0.14 (0.36) (0.22) (0.16) — (0.16) $ 7.60 (2.73)% $ 6,050,685 1.22% 1.87% 1.22%
Class C Shares
Year Ended October 31, 2020 $ 7.69 0.04 (0.43) (0.39) (0.11) — (0.11) $ 7.19 (5.25)% $ 1,895,755 2.02% 0.50% 2.02%
Year Ended October 31, 2019 $ 7.54 0.10 0.37 0.47 (0.32) — (0.32) $ 7.69 6.86%(f) $ 3,584,256 2.01% 1.39% 2.01%
Year Ended October 31, 2018 $ 8.77 0.10 (1.22) (1.12) (0.11) — (0.11) $ 7.54 (12.97)%(f) $ 5,425,148 1.96% 1.14% 1.96%
Year Ended October 31, 2017 $ 7.52 0.09 1.29 1.38 (0.13) — (0.13) $ 8.77 18.68% $ 6,736,677 1.97% 1.10% 1.97%
Year Ended October 31, 2016 $ 7.93 0.09 (0.37) (0.28) (0.13) — (0.13) $ 7.52 (3.49)% $ 4,320,265 1.97% 1.19% 1.97%
Class M Shares
Year Ended October 31, 2020 $ 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) $ 7.34 (4.23)% $ 139,647,687 0.94% 1.68% 0.94%
Year Ended October 31, 2019 $ 7.63 0.19 0.37 0.56 (0.41) — (0.41) $ 7.78 8.03%(f) $ 188,067,638 0.92% 2.50% 0.92%
Year Ended October 31, 2018 $ 8.87 0.19 (1.23) (1.04) (0.20) — (0.20) $ 7.63 (11.95)%(f) $ 166,741,655 0.85% 2.22% 0.85%
Year Ended October 31, 2017 $ 7.60 0.18 1.29 1.47 (0.20) — (0.20) $ 8.87 19.87% $ 193,049,933 0.85% 2.28% 0.85%
Year Ended October 31, 2016 $ 7.97 0.17 (0.36) (0.19) (0.18) — (0.18) $ 7.60 (2.35)% $ 161,881,871 0.86% 2.24% 0.86%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 7.78 0.12 (0.44) (0.32) (0.12) — (0.12) $ 7.34 (4.23)% $ 5,560,114 0.94% 1.62% 0.94%
Year Ended October 31, 2019 $ 7.63 0.14 0.42 0.56 (0.41) — (0.41) $ 7.78 8.03% $ 9,033,643 0.90% 1.93% 0.90%
Year Ended October 31, 2018 $ 8.88 0.19 (1.24) (1.05) (0.20) — (0.20) $ 7.63 (12.05)% $ 143,744,353 0.85% 2.20% 0.85%
Year Ended October 31, 2017 $ 7.60 0.18 1.30 1.48 (0.20) — (0.20) $ 8.88 20.00% $ 201,818,155 0.85% 2.28% 0.85%
Year Ended October 31, 2016 $ 7.97 0.18 (0.37) (0.19) (0.18) — (0.18) $ 7.60 (2.35)% $ 145,180,828 0.86% 2.39% 0.86%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 7.77 0.11 (0.43) (0.32) (0.12) — (0.12) $ 7.33 (4.30)% $ 10,035,954 0.98% 1.48% 0.98%
Year Ended October 31, 2019 $ 7.62 0.17 0.39 0.56 (0.41) — (0.41) $ 7.77 7.95% $ 23,872,194 0.98% 2.24% 0.98%
Year Ended October 31, 2018 $ 8.86 0.19 (1.23) (1.04) (0.20) — (0.20) $ 7.62 (12.06)%(f) $ 63,572,344 0.95% 2.18% 0.95%
Year Ended October 31, 2017 $ 7.59 0.17 1.30 1.47 (0.20) — (0.20) $ 8.86 19.77%(f) $ 80,039,386 0.97% 2.10% 0.97%
Year Ended October 31, 2016 $ 7.96 0.16 (0.36) (0.20) (0.17) — (0.17) $ 7.59 (2.49)% $ 48,822,689 0.98% 2.10% 0.98%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - October 31, 2020 - Financial Highlights - 109
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio
Nationwide Emerging
Markets Debt Fund
Class A Shares
Year Ended October 31, 2020 $ 10.19 0.44 (0.81) (0.37) (0.23) — (0.08) (0.31) $ 9.51 (3.62)% $ 70,486 1.15% 4.52%
Year Ended October 31, 2019 $ 9.52 0.54 0.78 1.32 (0.56) (0.09) — (0.65) $ 10.19 14.75% $ 92,331 1.15% 5.61%
Year Ended October 31, 2018 $ 10.49 0.52 (1.00) (0.48) (0.30) (0.19) — (0.49) $ 9.52 (4.87)%(g) $ 145,814 1.15% 5.17%
Year Ended October 31, 2017 $ 10.76 0.50 0.16 0.66 (0.50) (0.43) — (0.93) $ 10.49 6.73% $ 180,079 1.15% 4.80%
Period Ended October 31,
2016(h) $ 10.00 0.30 0.74 1.04 (0.28) — — (0.28) $ 10.76 10.44%(g) $ 150,084 1.20% 4.29%
Class C Shares
Year Ended October 31, 2020 $ 10.12 0.36 (0.79) (0.43) (0.20) — (0.05) (0.25) $ 9.44 (4.31)% $ 7,427 1.90% 3.73%
Year Ended October 31, 2019 $ 9.50 0.48 0.75 1.23 (0.52) (0.09) — (0.61) $ 10.12 13.77% $ 7,762 1.91% 5.11%
Year Ended October 31, 2018 $ 10.49 0.44 (0.99) (0.55) (0.25) (0.19) — (0.44) $ 9.50 (5.53)%(g) $ 92,176 1.90% 4.42%
Year Ended October 31, 2017 $ 10.76 0.42 0.16 0.58 (0.42) (0.43) — (0.85) $ 10.49 5.93% $ 116,449 1.90% 4.05%
Period Ended October 31,
2016(h) $ 10.00 0.25 0.73 0.98 (0.22) — — (0.22) $ 10.76 9.89%(g) $ 114,103 1.96% 3.49%
Class R6 Shares( i )
Year Ended October 31, 2020 $ 10.19 0.46 (0.80) (0.34) (0.25) — (0.09) (0.34) $ 9.51 (3.38)% $ 72,307,739 0.90% 4.74%
Year Ended October 31, 2019 $ 9.52 0.56 0.78 1.34 (0.58) (0.09) — (0.67) $ 10.19 15.04% $ 77,094,995 0.90% 5.81%
Year Ended October 31, 2018 $ 10.49 0.55 (1.01) (0.46) (0.32) (0.19) — (0.51) $ 9.52 (4.63)%(g) $ 80,384,035 0.90% 5.44%
Year Ended October 31, 2017 $ 10.76 0.52 0.16 0.68 (0.52) (0.43) — (0.95) $ 10.49 7.00% $ 94,608,019 0.90% 5.04%
Period Ended October 31,
2016(h) $ 10.00 0.32 0.74 1.06 (0.30) — — (0.30) $ 10.76 10.67%(g) $ 101,081,348 0.90% 4.53%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10.18 0.44 (0.78) (0.34) (0.25) — (0.09) (0.34) $ 9.50 (3.28)%(g) $ 34,804 0.90% 4.64%
Year Ended October 31, 2019 $ 9.52 0.57 0.77 1.34 (0.59) (0.09) — (0.68) $ 10.18 14.94%(g) $ 19,469 0.90% 6.05%
Year Ended October 31, 2018 $ 10.49 0.54 (1.00) (0.46) (0.32) (0.19) — (0.51) $ 9.52 (4.62)%(g) $ 93,099 0.90% 5.42%
Year Ended October 31, 2017 $ 10.76 0.52 0.16 0.68 (0.52) (0.43) — (0.95) $ 10.49 7.00% $ 118,409 0.90% 5.05%
Period Ended October 31,
2016(h) $ 10.00 0.32 0.73 1.05 (0.29) — — (0.29) $ 10.76 10.63%(g) $ 110,648 0.96% 4.48%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from March 1, 2016 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of February 29, 2016 through October 31, 2016.
( i ) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

110 - Financial Highlights - October 31, 2020 - International Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
(c)(d)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(e)(f)
Nationwide Global
Sustainable Equity Fund
Class A Shares
Year Ended October 31, 2020 $ 18.31 0.04 1.11 1.15 (0.23) (0.94) (1.17) $ 18.29 6.37% $ 35,464,378 1.30% 0.24% 1.61%
Year Ended October 31, 2019 $ 18.30 0.22 1.75 1.97 (0.18) (1.78) (1.96) $ 18.31 12.83% $ 38,590,822 1.30% 1.29% 1.59%
Year Ended October 31, 2018 $ 18.09 0.10 0.17 0.27 (0.06) — (0.06) $ 18.30 1.50% $ 32,209,451 1.33% 0.53% 1.59%
Year Ended October 31, 2017 $ 14.42 0.11 3.77 3.88 (0.21) — (0.21) $ 18.09 27.11% $ 35,195,711 1.37% 0.68% 1.60%
Year Ended October 31, 2016 $ 14.98 0.14 (0.55) (0.41) (0.15) — (0.15) $ 14.42 (2.75)% $ 33,122,348 1.37% 0.97% 1.63%
Class C Shares
Year Ended October 31, 2020 $ 17.13 (0.09) 1.03 0.94 (0.06) (0.94) (1.00) $ 17.07 5.53%(h) $ 1,877,220 2.07% (0.54)% 2.38%
Year Ended October 31, 2019 $ 17.25 0.01 1.70 1.71 (0.05) (1.78) (1.83) $ 17.13 11.90%(h) $ 2,268,427 2.10% 0.09% 2.39%
Year Ended October 31, 2018 $ 17.12 (0.05) 0.18 0.13 — — — $ 17.25 0.76% $ 10,109,970 2.11% (0.25)% 2.37%
Year Ended October 31, 2017 $ 13.67 (0.02) 3.57 3.55 (0.10) — (0.10) $ 17.12 26.14% $ 11,034,886 2.13% (0.10)% 2.36%
Year Ended October 31, 2016 $ 14.22 0.03 (0.53) (0.50) (0.05) — (0.05) $ 13.67 (3.52)% $ 10,653,487 2.13% 0.22% 2.39%
Class R6 Shares( i )
Year Ended October 31, 2020 $ 18.92 0.11 1.15 1.26 (0.25) (0.94) (1.19) $ 18.99 6.78% $ 6,220,851 0.95% 0.59% 1.26%
Year Ended October 31, 2019 $ 18.85 0.27 1.83 2.10 (0.25) (1.78) (2.03) $ 18.92 13.20% $ 6,548,746 0.95% 1.53% 1.24%
Year Ended October 31, 2018 $ 18.62 0.17 0.19 0.36 (0.13) — (0.13) $ 18.85 1.90% $ 7,401,742 0.95% 0.88% 1.21%
Year Ended October 31, 2017 $ 14.82 0.18 3.88 4.06 (0.26) — (0.26) $ 18.62 27.68% $ 8,275,044 0.95% 1.08% 1.19%
Year Ended October 31, 2016 $ 15.40 0.20 (0.57) (0.37) (0.21) — (0.21) $ 14.82 (2.39)% $ 7,375,010 0.95% 1.38% 1.21%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 18.93 0.09 1.16 1.25 (0.25) (0.94) (1.19) $ 18.99 6.70% $ 4,184,381 1.05% 0.49% 1.36%
Year Ended October 31, 2019 $ 18.86 0.29 1.79 2.08 (0.23) (1.78) (2.01) $ 18.93 13.07% $ 5,657,022 1.02% 1.59% 1.31%
Year Ended October 31, 2018 $ 18.62 0.16 0.19 0.35 (0.11) — (0.11) $ 18.86 1.86% $ 3,288,172 1.03% 0.83% 1.29%
Year Ended October 31, 2017 $ 14.82 0.16 3.89 4.05 (0.25) — (0.25) $ 18.62 27.56% $ 2,209,150 1.06% 0.96% 1.29%
Year Ended October 31, 2016 $ 15.40 0.18 (0.57) (0.39) (0.19) — (0.19) $ 14.82 (2.52)% $ 1,505,046 1.07% 1.26% 1.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
( i ) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

International Funds - October 31, 2020 - Financial Highlights - 111
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide International
Small Cap Fund
Class A Shares
Year Ended October 31, 2020 $ 9.78 0.07 0.06 0.13 (0.25) — (0.25) $ 9.66 1.23% $ 115,392 1.30% 0.79% 1.34%
Year Ended October 31, 2019 $ 10.21 0.11 0.77 0.88 (0.29) (1.02) (1.31) $ 9.78 11.01%(g) $ 107,676 1.25% 1.17% 1.29%
Year Ended October 31, 2018 $ 12.57 0.14 (1.29) (1.15) (0.23) (0.98) (1.21) $ 10.21 (10.29)%(g) $ 100,332 1.27% 1.19% 1.31%
Period Ended October 31,
2017(h) $ 10.00 0.06 2.51 2.57 — — — $ 12.57 25.70% $ 62,358 1.39% 0.57% 1.46%
Class R6 Shares( i )
Year Ended October 31, 2020 $ 9.82 0.10 0.06 0.16 (0.26) — (0.26) $ 9.72 1.50% $ 511,412,045 0.99% 1.11% 1.03%
Year Ended October 31, 2019 $ 10.24 0.13 0.78 0.91 (0.31) (1.02) (1.33) $ 9.82 11.37% $ 514,642,742 0.99% 1.42% 1.03%
Year Ended October 31, 2018 $ 12.61 0.14 (1.26) (1.12) (0.27) (0.98) (1.25) $ 10.24 (10.06)% $ 400,853,541 0.99% 1.18% 1.03%
Period Ended October 31,
2017(h) $ 10.00 0.12 2.49 2.61 — — — $ 12.61 26.10% $ 566,490,161 0.99% 1.28% 1.03%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 9.81 0.10 0.04 0.14 (0.25) — (0.25) $ 9.70 1.37% $ 26,866,605 1.11% 1.01% 1.15%
Year Ended October 31, 2019 $ 10.24 0.13 0.77 0.90 (0.31) (1.02) (1.33) $ 9.81 11.20% $ 13,878,617 1.11% 1.33% 1.15%
Year Ended October 31, 2018 $ 12.60 0.16 (1.28) (1.12) (0.26) (0.98) (1.24) $ 10.24 (10.04)% $ 14,565 0.99% 1.35% 1.03%
Period Ended October 31,
2017(h) $ 10.00 0.09 2.51 2.60 — — — $ 12.60 26.00% $ 12,602 1.08% 0.98% 1.17%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from December 30, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 29,
2016 through October 31, 2017.
( i ) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

112 - Notes to Financial Statements - October 31, 2020 - International Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2020, the Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide AllianzGI International Growth Fund ("International Growth")
Nationwide Amundi Global High Yield Fund (“Global High Yield”)
Nationwide Amundi Strategic Income Fund (“Strategic Income”)
Nationwide Bailard International Equities Fund (“International Equities”)
Nationwide Emerging Markets Debt Fund (“Emerging Markets Debt”)
Nationwide Global Sustainable Equity Fund (“Global Sustainable Equity”)
Nationwide International Small Cap Fund (“International Small Cap”)
The Funds, as applicable, currently offer Class A, Class C,
Class M, Class R6, Eagle Class and Institutional Service
Class shares. Effective October 3, 2019, the majority of Class
C shares converted for shareholder accounts open for 10
years or longer and will continue to convert to Class A shares ten years after their purchase as described in each Fund’s
prospectus. Each share class of a Fund represents interests
in the same portfolio of investments of that Fund and the
classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds, except Emerging Markets Debt, is a
diversified fund as defined in the 1940 Act. Emerging Markets
Debt is a non-diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).

International Funds - October 31, 2020 - Notes to Financial Statements - 113
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

114 - Notes to Financial Statements - October 31, 2020 - International Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
International Growth
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Air Freight & Logistics $ – $ 12,202,141 $ – $ 12,202,141
Banks 10,564,882 3,904,944 – 14,469,826
Biotechnology – 2,130,222 – 2,130,222
Building Products – 5,094,480 – 5,094,480
Capital Markets – 3,062,412 – 3,062,412
Chemicals – 6,531,137 – 6,531,137
Diversified Consumer Services 1,893,911 – – 1,893,911
Diversified Financial Services – 1,347,034 – 1,347,034
Electronic Equipment, Instruments &
Components – 7,597,133 – 7,597,133
Entertainment 19,738,668 – – 19,738,668
Food & Staples Retailing 4,364,646 – – 4,364,646
Health Care Equipment & Supplies – 16,317,498 – 16,317,498
Hotels, Restaurants & Leisure – 8,007,677 – 8,007,677
Industrial Conglomerates – 2,784,775 – 2,784,775
Insurance – 6,045,359 – 6,045,359
Interactive Media & Services – 14,056,299 – 14,056,299
Internet & Direct Marketing Retail 27,537,788 4,311,882 – 31,849,670
IT Services 30,503,642 4,760,777 – 35,264,419
Machinery – 7,559,313 – 7,559,313
Pharmaceuticals – 2,723,642 – 2,723,642
Road & Rail 1,287,936 – – 1,287,936
Semiconductors & Semiconductor
Equipment – 21,251,125 – 21,251,125
Software 4,721,803 16,497,970 – 21,219,773
Textiles, Apparel & Luxury Goods – 2,433,880 – 2,433,880
Trading Companies & Distributors – 6,925,704 – 6,925,704
Total Common Stocks $ 100,613,276 $ 155,545,404 $ – $ 256,158,680
Repurchase Agreement – 1,261,631 – 1,261,631
Short-Term Investment 122,942 – – 122,942
Total $ 100,736,218 $ 156,807,035 $ – $ 257,543,253
Global High Yield
Level 1 Level 2 Level 3 Total
Assets:
Common Stock $ 4,956 $ – $ – $ 4,956
Convertible Bonds – 535,883 – 535,883
Corporate Bonds – 102,825,827 – 102,825,827
Forward Foreign Currency Contracts – 203,131 – 203,131
Loan Participations – 7,164,132 – 7,164,132
Repurchase Agreement – 782,584 – 782,584
Short-Term Investment 76,260 – – 76,260
Total Assets $ 81,216 $ 111,511,557 $ – $ 111,592,773
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (405) $ – $ (405)
Total Liabilities $ – $ (405) $ – $ (405)
Total $ 81,216 $ 111,511,152 $ – $ 111,592,368

International Funds - October 31, 2020 - Notes to Financial Statements - 115
Strategic Income
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 11,448,564 $ – $ 11,448,564
Collateralized Mortgage Obligations – 28,089,468 – 28,089,468
Commercial Mortgage-Backed Securities – 5,828,682 – 5,828,682
Common Stock – 73,611 – 73,611
Convertible Bonds – 3,178,719 – 3,178,719
Corporate Bonds – 79,114,719 – 79,114,719
Credit Default Swaps* – 95,640 – 95,640
Foreign Government Securities – 4,749,685 – 4,749,685
Forward Foreign Currency Contracts – 86,561 – 86,561
Futures Contracts 1,007,683 – – 1,007,683
Loan Participations – 4,680,277 – 4,680,277
Repurchase Agreement – 1,247,764 – 1,247,764
Short-Term Investment 121,591 – – 121,591
Total Assets $ 1,129,274 $ 138,593,690 $ – $ 139,722,964
$ – $ – $ – $ –
Liabilities:
Credit Default Swaps* $ – $ (2,223,298) $ – $ (2,223,298)
Futures Contracts (69,517) – – (69,517)
Total Liabilities $ (69,517) $ (2,223,298) $ – $ (2,292,815)
Total $ 1,059,757 $ 136,370,392 $ – $ 137,430,149
International Equities
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 1,028,872 $ – $ 1,028,872
Air Freight & Logistics 434,700 2,449,997 – 2,884,697
Auto Components – 681,178 – 681,178
Automobiles – 4,992,976 – 4,992,976
Banks 454,000 11,168,361 – 11,622,361
Beverages – 1,471,504 – 1,471,504
Biotechnology – 1,524,346 – 1,524,346
Building Products – 1,533,836 – 1,533,836
Capital Markets – 4,363,020 – 4,363,020
Chemicals – 5,476,098 – 5,476,098
Communications Equipment – 1,114,287 – 1,114,287
Construction & Engineering – 2,141,459 – 2,141,459
Construction Materials – 2,487,970 – 2,487,970
Diversified Telecommunication Services – 2,318,191 – 2,318,191
Electric Utilities – 3,559,111 – 3,559,111
Electrical Equipment – 4,702,895 – 4,702,895
Electronic Equipment, Instruments &
Components – 2,552,462 – 2,552,462
Entertainment 1,569,610 1,365,146 – 2,934,756
Equity Real Estate Investment Trusts
(REITs) – 1,037,713 – 1,037,713
Food & Staples Retailing – 2,714,507 – 2,714,507
Food Products – 6,041,853 – 6,041,853
Health Care Equipment & Supplies – 4,124,756 – 4,124,756
Health Care Technology – 674,714 – 674,714
Hotels, Restaurants & Leisure – 607,750 – 607,750
Household Durables – 3,675,704 – 3,675,704
Household Products – 557,146 – 557,146
Industrial Conglomerates – 1,665,634 – 1,665,634
Insurance – 6,912,703 – 6,912,703
Interactive Media & Services – 2,439,518 – 2,439,518
Internet & Direct Marketing Retail 3,309,891 934,461 – 4,244,352
IT Services 927,550 1,140,117 – 2,067,667

116 - Notes to Financial Statements - October 31, 2020 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Life Sciences Tools & Services $ – $ 604,803 $ – $ 604,803
Machinery – 3,454,644 – 3,454,644
Marine – 1,119,696 – 1,119,696
Metals & Mining 668,250 5,131,072 – 5,799,322
Multiline Retail – 1,609,298 – 1,609,298
Multi-Utilities – 1,577,397 – 1,577,397
Oil, Gas & Consumable Fuels – 2,049,700 – 2,049,700
Paper & Forest Products – 730,149 – 730,149
Personal Products – 3,701,363 – 3,701,363
Pharmaceuticals 1,805,760 14,017,696 – 15,823,456
Professional Services – 2,458,245 – 2,458,245
Real Estate Management & Development – 1,871,620 – 1,871,620
Road & Rail – 469,068 – 469,068
Semiconductors & Semiconductor
Equipment 4,462,119 2,348,364 – 6,810,483
Software 2,611,010 1,278,883 – 3,889,893
Specialty Retail – 699,336 – 699,336
Technology Hardware, Storage &
Peripherals – 2,938,342 – 2,938,342
Textiles, Apparel & Luxury Goods – 938,960 – 938,960
Tobacco – 1,012,894 – 1,012,894
Trading Companies & Distributors – 2,902,943 – 2,902,943
Wireless Telecommunication Services 614,600 2,291,129 – 2,905,729
Total Common Stocks $ 16,857,490 $ 140,663,887 $ – $ 157,521,377
Exchange Traded Fund 958,100 – – 958,100
Repurchase Agreement – 2,442,560 – 2,442,560
Short-Term Investment 238,019 – – 238,019
Total $ 18,053,609 $ 143,106,447 $ – $ 161,160,056
Emerging Markets Debt
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 19,782,380 $ – $ 19,782,380
Foreign Government Securities – 48,808,727 – 48,808,727
Forward Foreign Currency Contracts – 154,776 – 154,776
Total Assets $ – $ 68,745,883 $ – $ 68,745,883
$ – $ – $ – $ –
Liabilities:
Forward Foreign Currency Contracts $ – $ (97,258) $ – $ (97,258)
Total Liabilities $ – $ (97,258) $ – $ (97,258)
Total $ – $ 68,648,625 $ – $ 68,648,625
Global Sustainable Equity
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Airlines $ 957,654 $ – $ – $ 957,654
Auto Components 1,028,583 691,712 – 1,720,295
Banks 470,248 1,904,364 – 2,374,612
Biotechnology 950,475 624,651 – 1,575,126
Capital Markets 1,800,011 – – 1,800,011
Chemicals 1,797,040 – – 1,797,040
Commercial Services & Supplies 1,206,935 400,890 – 1,607,825
Construction Materials 347,355 – – 347,355
Diversified Financial Services – 416,585 – 416,585
Diversified Telecommunication Services – 840,178 – 840,178
Electrical Equipment – 632,923 – 632,923

International Funds - October 31, 2020 - Notes to Financial Statements - 117
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ 1,162,261 $ 591,499 $ – $ 1,753,760
Entertainment 618,682 600,664 – 1,219,346
Food & Staples Retailing 825,029 809,438 – 1,634,467
Health Care Equipment & Supplies 638,541 924,622 – 1,563,163
Health Care Providers & Services 1,282,779 – – 1,282,779
Health Care Technology 46,148 – – 46,148
Hotels, Restaurants & Leisure 717,004 – – 717,004
Household Durables – 1,241,872 – 1,241,872
Household Products 562,384 452,056 – 1,014,440
Insurance 692,561 1,382,514 – 2,075,075
Interactive Media & Services 715,859 – – 715,859
Internet & Direct Marketing Retail 1,943,137 1,023,613 – 2,966,750
IT Services 1,182,087 – – 1,182,087
Life Sciences Tools & Services 1,075,494 – – 1,075,494
Machinery 1,369,685 – – 1,369,685
Oil, Gas & Consumable Fuels 326,196 1,372,052 – 1,698,248
Paper & Forest Products – 340,489 – 340,489
Personal Products – 781,058 – 781,058
Pharmaceuticals 287,142 1,423,791 – 1,710,933
Professional Services – 405,127 – 405,127
Semiconductors & Semiconductor
Equipment 1,814,874 – – 1,814,874
Software 2,639,641 659,811 – 3,299,452
Specialty Retail 1,795,974 – – 1,795,974
Technology Hardware, Storage &
Peripherals 309,839 – – 309,839
Textiles, Apparel & Luxury Goods – 291,055 – 291,055
Trading Companies & Distributors – 578,790 – 578,790
Total Common Stocks $ 28,563,618 $ 18,389,754 $ – $ 46,953,372
Repurchase Agreement – 367,843 – 367,843
Short-Term Investment 35,845 – – 35,845
Total $ 28,599,463 $ 18,757,597 $ – $ 47,357,060
International Small Cap
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 2,611,155 $ – $ 2,611,155
Air Freight & Logistics – 5,131,977 – 5,131,977
Airlines – 1,361,959 – 1,361,959
Auto Components – 8,297,426 – 8,297,426
Automobiles 1,790,484 1,570,015 – 3,360,499
Banks – 15,401,925 – 15,401,925
Beverages – 3,790,541 – 3,790,541
Biotechnology 13,906,935 8,744,255 – 22,651,190
Building Products 1,126,358 5,374,638 – 6,500,996
Capital Markets – 16,684,009 – 16,684,009
Chemicals 5,074,467 12,529,451 – 17,603,918
Commercial Services & Supplies – 2,619,114 – 2,619,114
Communications Equipment – 1,055,330 – 1,055,330
Construction & Engineering – 3,545,500 – 3,545,500
Construction Materials – 3,402,806 – 3,402,806
Consumer Finance – 2,408,578 – 2,408,578
Containers & Packaging – 9,438,764 – 9,438,764
Diversified Financial Services – 6,451,438 – 6,451,438
Diversified Telecommunication Services – 9,434,563 – 9,434,563
Electrical Equipment – 1,805,459 – 1,805,459

118 - Notes to Financial Statements - October 31, 2020 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Electronic Equipment, Instruments &
Components $ – $ 14,532,986 $ – $ 14,532,986
Energy Equipment & Services – 571,850 – 571,850
Entertainment – 442,811 – 442,811
Equity Real Estate Investment Trusts
(REITs) – 35,057,793 – 35,057,793
Food & Staples Retailing – 5,472,658 – 5,472,658
Food Products – 16,401,755 – 16,401,755
Gas Utilities – 6,258,904 – 6,258,904
Health Care Equipment & Supplies – 13,456,483 – 13,456,483
Hotels, Restaurants & Leisure – 19,798,748 – 19,798,748
Household Durables – 3,763,502 – 3,763,502
Independent Power and Renewable
Electricity Producers – 2,522,134 – 2,522,134
Industrial Conglomerates – 3,043,887 – 3,043,887
Insurance – 13,091,940 – 13,091,940
Interactive Media & Services – 5,223,620 – 5,223,620
Internet & Direct Marketing Retail 359,022 1,040,823 – 1,399,845
IT Services 9,451,379 21,720,607 – 31,171,986
Leisure Products – 3,795,701 – 3,795,701
Life Sciences Tools & Services – 13,435,735 – 13,435,735
Machinery – 34,973,594 – 34,973,594
Marine – 3,276,670 – 3,276,670
Media 3,511,296 11,442,259 – 14,953,555
Metals & Mining – 10,216,852 – 10,216,852
Multiline Retail – 5,913,398 – 5,913,398
Oil, Gas & Consumable Fuels 1,053,867 3,979,673 – 5,033,540
Personal Products – 2,531,659 – 2,531,659
Pharmaceuticals 1,006,819 – – 1,006,819
Professional Services 4,763,217 2,483,883 – 7,247,100
Real Estate Management & Development – 24,861,330 – 24,861,330
Road & Rail – 4,026,857 – 4,026,857
Semiconductors & Semiconductor
Equipment 696,311 25,258,516 – 25,954,827
Software 1,969,728 14,320,261 – 16,289,989
Specialty Retail – 6,962,381 – 6,962,381
Textiles, Apparel & Luxury Goods – 9,924,975 – 9,924,975
Trading Companies & Distributors – 10,392,862 – 10,392,862
Transportation Infrastructure – 7,806,062 – 7,806,062
Water Utilities 517,733 – – 517,733
Total Common Stocks $ 45,227,616 $ 479,662,072 $ – $ 524,889,688
Exchange Traded Fund 10,491,044 – – 10,491,044
Repurchase Agreement – 8,899,544 – 8,899,544
Right – – – –
Short-Term Investment 867,231 – – 867,231
Total $ 56,585,891 $ 488,561,616 $ – $ 545,147,507
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
* Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statement of Asset and Liabilities.
During the year ended, October 31, 2020, Global Sustainable Equity held one common stock investment that was categorized as a
Level 3 investment which was valued at $0.
During the year ended, October 31, 2020, International Small Cap held one rights investment that was categorized as a Level 3 investment which was valued at $0.

International Funds - October 31, 2020 - Notes to Financial Statements - 119
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At October 31, 2020, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Global High Yield
Corporate
Bonds Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 62 62
Purchases* — —
Sales (64) (64)
Change in Unrealized Appreciation/Depreciation 2 2
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2020 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 10/31/2020** $ — $—
Global Sustainable Equity
Common
Stocks Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases* 645,387 645,387
Sales (645,387) (645,387)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2020 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 10/31/2020** $ (645,387) $(645,387)
International Small Cap
Rights Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases* — —
Sales — —
Change in Unrealized Appreciation/Depreciation (17,407) (17,407)
Transfers into Level 3 17,407 17,407
Transfers out of Level 3 — —
Balance as of 10/31/2020 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 10/31/2020** $ (17,407) $(17,407)
* Purchases include all purchases of securities and securities received in corporate actions.
** Included in the Statements of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."
Amounts designated as "−" are zero or have been rounded to zero.

120 - Notes to Financial Statements - October 31, 2020 - International Funds
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
At October 31, 2020, the Funds had no open option contracts.
Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into
credit default swap contracts during the year ended October
31, 2020 . Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty
or traded through a futures commission merchant and cleared
through a clearinghouse that serves as a central counterparty.

International Funds - October 31, 2020 - Notes to Financial Statements - 121
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and
short exposure to sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations
under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the
initiation period are included in the Statements of Assets and
Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally
cleared swap contracts” for centrally cleared swaps, as
applicable.
These upfront premiums are amortized and accreted daily and
are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default
(or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the
swap and the counterparty takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the
counterparty a net settlement amount in the form of cash or
securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities
comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate
income only in the event of an actual default (or similar event)
by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced
debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments
and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either
(i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced
obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a
Fund effectively adds economic leverage to its portfolio
because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve
one party making a stream of payments to another party in
exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index.
A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits
that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities.
Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of
credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily
based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2
investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of October 31, 2020 are
disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited
types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap
agreement is novated to a central counterparty (the “CCP”) and

122 - Notes to Financial Statements - October 31, 2020 - International Funds
a Fund’s counterparty on the swap agreement becomes the
CCP. A Fund is required to interface with the CCP through a
broker. Upon entering into a centrally cleared swap contract, a
Fund is required to deposit initial margin with the broker
in the form of cash or securities in an amount that varies
depending on the size and risk profile of the particular swap.
Securities deposited as initial margin are designated on the
Statement of Investments and cash deposited is recorded on
the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
Interest Rate Swap Contracts — Certain Funds entered into
interest rate swap contracts to hedge against investment
risks, to manage portfolio duration, to obtain exposure to
the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns, as applicable,
to meet each Fund's stated investment strategies as shown
in the Fund's Prospectus. Interest rate swap contracts are
swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For
example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The
Funds have segregated liquid assets to cover their obligations under the interest rate swap contract.
Interest rate swap contracts are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swap contracts may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); a Fund will realize a gain or loss upon the payment or receipt of accrued interest. A Fund will realize a gain or a loss when the interest rate swap is terminated. The use of interest rate swap contracts involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to a Fund. Interest rate swap contracts also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, a Fund may lose
any amount it expected to receive from the counterparty,
potentially including amounts in excess of a Fund’s initial
investment. Interest rate swap contracts are marked-to-market daily based on valuations from an independent pricing service.
Interest rate swap contracts are generally categorized as Level
2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements
of Assets and Liabilities under “Swap contracts, at value”
for over-the counter (“OTC”) swaps and under “Receivable/
payable for variation margin on centrally cleared swap
contracts” for centrally cleared swaps, in a table in the
Statement of Investments, and in the Statements of Operations
under “Net realized gains (losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/
depreciation in the value of swap contracts.”, as applicable.
Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities
denominated in a foreign currency and/or to hedge the U.S.
dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S.
dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally
valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the
Board of Trustees, and are generally categorized as Level 2
investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-
market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the
currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
Certain Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency
contracts,” in a table in the Statement of Investments and in the
Statements of Operations under “Net realized gains (losses)
from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts.”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

International Funds - October 31, 2020 - Notes to Financial Statements - 123
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2020:
Global High Yield
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 203,131
Total $ 203,131
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (405)
Total $ (405)
Strategic Income
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts $ 95,6 40
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts 86,561
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 1,007,683
Total $ 1,189,88 4
Liabilities:
Swap Contracts(a)
Credit risk
Receivable/payable for variation margin on centrally
cleared swap contracts $ (2,223,29 8 )
Futures Contracts(b)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (69,517)
Total $ (2,292,81 5 )

124 - Notes to Financial Statements - October 31, 2020 - International Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2020
Emerging Markets Debt
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk
Unrealized appreciation on forward foreign currency
contracts $ 154,776
Total $ 154,776
Liabilities:
Forward Foreign Currency Contracts
Currency risk
Unrealized depreciation on forward foreign currency
contracts $ (97,258)
Total $ (97,258)
(a) Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
(b) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Global High Yield
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (866,314)
Total $ (866,314)
Strategic Income
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ 5,966,111
Forward Foreign Currency Contracts
Currency risk (381,919)
Futures Contracts
Interest rate risk (5,408,074)
Total $ 176,118
Emerging Markets Debt
Realized Gains (Losses): Total
Swap Contracts
Interest rate risk $ (172,166)
Forward Foreign Currency Contracts
Currency risk 625,608
Total $ 453,442
Global High Yield
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 235,515
Total $ 235,515

International Funds - October 31, 2020 - Notes to Financial Statements - 125
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain
Funds mitigate their counterparty risk, certain Funds entered into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or a similar
agreement with each of their derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between
certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may,
under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement
typically permit a single net payment in the event of default
(close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
At October 31, 2020, certain Funds may have entered into
futures contracts. The futures contract agreements do not
provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and
Liabilities."
Strategic Income
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (1,157,693)
Forward Foreign Currency Contracts
Currency risk 112,746
Futures Contracts
Interest rate risk 441,992
Total $ (602,955)
Emerging Markets Debt
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Interest rate risk $ 91,356
Forward Foreign Currency Contracts
Currency risk 73,552
Total $ 164,908
Global High Yield
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 300,898
Average Settlement Value Sold $ 13,379,301
Strategic Income
Centrally Cleared Credit Index Swaps:
Average Notional Balance—Buy Protection $ 79,588,462
Average Notional Balance—Sell Protection $ 7,923,077
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 466,084
Average Settlement Value Sold $ 10,800,455
Futures Contracts:
Average Notional Balance Long $ 501,299
Average Notional Balance Short $ 80,267,664
Emerging Markets Debt
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 1,433,032
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 9,151,260
Average Settlement Value Sold $ 17,102,925

126 - Notes to Financial Statements - October 31, 2020 - International Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts, OTC swaptions, and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of October 31, 2020:
Global High Yield
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts $ 203,131 $ — $ (203,131) $ —
Total $ 203,131 $ – $ (203,131) $ —
Amounts designated as “—” are zero.
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Bank of America NA
Forward Foreign
Currency Contracts (405) $ — $ 405 $ —
Total (405) $ — $ 405 $ —
Amounts designated as “—” are zero.
Strategic Income
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 86,561 — (86,561) —
Total 86,561 $ – (86,561) $ —
Amounts designated as “—” are zero.
Emerging Markets Debt
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Asset Derivative
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivative
HSBC BANK PLC
Forward Foreign
Currency Contracts 66,481 (25,135) — 41,346
JPMorgan Chase Bank
Forward Foreign
Currency Contracts 75,327 (10,128) — 65,199
ROYAL BANK OF CANADA
Forward Foreign
Currency Contracts 12,968 — — 12,968
Total 154,77 6 $ (35,263) — $ 119,513
Amounts designated as “—” are zero.

International Funds - October 31, 2020 - Notes to Financial Statements - 127
Unfunded Commitments
Each Fund may enter into commitments to buy and
sell investments including commitments to buy Loan
Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and
priced as part of a related Loan Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation
(depreciation) from unfunded commitments is reported on the
Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
For the year ended October 31, 2020, certain Funds had the following loan commitments in which all or a portion of the commitment was unfunded which could be extended at the option of the borrower.
Amounts designated as "−" are zero or have been rounded to zero.
Securities Lending
During the year ended October 31, 2020, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in
the Statements of Assets and
Liabilities
Counterparty Description
Gross Amounts of
Recognized
Liability Derivative
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount of
Liability
Derivative
Barclays Bank plc
Forward Foreign
Currency Contracts $ (45,414) $ — $ — $ (45,414)
CALYON FINANCIAL INC.
Forward Foreign
Currency Contracts (3,979) — — (3,979)
Deutsche Bank Securities, Inc.
Forward Foreign
Currency Contracts (12,602) — — (12,602)
HSBC BANK PLC
Forward Foreign
Currency Contracts (25,135) 25,135 — —
JPMorgan Chase Bank
Forward Foreign
Currency Contracts (10,128) 10,128 — —
Total (97,258) $ 35,263 $ — $ (61,995)
Amounts designated as “—” are zero.
Global High Yield
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Spectacle Gary,
Delayed Draw Term
Loan 11/8/2025 11.00% $ 85,000 $ 79,758 $– $– $ 85,000 $ 79,758
Strategic Income
Unfunded
Commitment
Funded
Commitment
Total
Commitment
Security
Description
Maturity
Date Rate
Par
Amount Value
Par
Amount Value
Par
Amount Value
Spectacle Gary,
Delayed Draw Term
Loan 11/8/2025 11.00% $ 111,300 $ 104,436 $– $– $ 111,300 $ 104,436

128 - Notes to Financial Statements - October 31, 2020 - International Funds
is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At October 31, 2020, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the year ended October 31, 2020, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
International Growth $ 1,384,573
Global High Yield 858,844
Strategic Income 1,369,355
International Equities 2,680,579
Global Sustainable Equity 403,688
International Small Cap 9,766,775

International Funds - October 31, 2020 - Notes to Financial Statements - 129
At October 31, 2020, the joint repos on a gross basis were as follows:
At October 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
BNP Paribas Securities Corp., 0.06%, dated 10/30/2020, due 11/2/2020, repurchase price $89,800,449, collateralized by U.S. Treasury
Note, 1.63%, maturing 11/15/2022; total market value $91,791,273.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Growth
BNP Paribas
Securities Corp. $ 1,261,631 $ – $ 1,261,631 $ (1,261,631) $ –
Total $ 1,261,631 $ – $ 1,261,631 $ (1,261,631) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Global High Yield
BNP Paribas
Securities Corp. $ 782,584 $ – $ 782,584 $ (782,584) $ –
Total $ 782,584 $ – $ 782,584 $ (782,584) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Strategic Income
BNP Paribas
Securities Corp. $ 1,247,764 $ – $ 1,247,764 $ (1,247,764) $ –
Total $ 1,247,764 $ – $ 1,247,764 $ (1,247,764) $ –

130 - Notes to Financial Statements - October 31, 2020 - International Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Equities
BNP Paribas
Securities Corp. $ 2,442,560 $ – $ 2,442,560 $ (2,442,560) $ –
Total $ 2,442,560 $ – $ 2,442,560 $ (2,442,560) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Global
Sustainable
Equity
BNP Paribas
Securities Corp. $ 367,843 $ – $ 367,843 $ (367,843) $ –
Total $ 367,843 $ – $ 367,843 $ (367,843) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Small Cap
BNP Paribas
Securities Corp. $ 8,899,544 $ – $ 8,899,544 $ (8,899,544) $ –
Total $ 8,899,544 $ – $ 8,899,544 $ (8,899,544) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At October 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

International Funds - October 31, 2020 - Notes to Financial Statements - 131
expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid monthly for Global High Yield, Strategic Income, and
Emerging Markets Debt, and are declared and paid quarterly for
International Growth, International Equities, Global Sustainable
Equity, and International Small Cap. Distributions from net
realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do
not require reclassification. The permanent differences as of
October 31, 2020 are primarily attributable to foreign currency gain/loss, defaulted bond interest, treatment of notional
principal contracts, investments in passive foreign investment companies ("PFICs"), paydown reclass, and amortizaion.
Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2020 may primarily be attributable to mark-to-market adjustments
on forwards, mark-to-market adjustments on futures, defaulted bond interest, outstanding straddle loss deferrals, outstanding wash sale loss deferrals, debt modification, investments in
PFICs, investments in perpetual bonds, treatment of notional principal contracts, and amortization. These reclassifications have no effect upon the NAV of a Fund. Any distribution in
excess of current and accumulated earnings and profits for
federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2020 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
International Growth $ – $ –
Global High Yield 30,750 (30,750)
Strategic Income 26,807 (26,807)
International Equities – –
Emerging Markets Debt 1,769 (1,769)
Global Sustainable Equity – –
International Small Cap – –
Amounts designated as "—" are zero or have been rounded to zero.

132 - Notes to Financial Statements - October 31, 2020 - International Funds
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected the subadviser for each of the Funds as
noted below, and provides investment management evaluation
services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
International Growth Allianz Global Investors U.S. LLC
Global High Yield
Amundi Pioneer Institutional Asset Management, Inc.
(" Amundi ")
Strategic Income Amundi
International Equities Bailard , Inc. (' Bailard ')
Emerging Markets Debt
Standard Life Investments
(Corporate Funds) Limited
Global Sustainable Equity UBS Asset Management (Americans) Inc.
International Small Cap Wellington Management Compnay LLP
Fund Fee Schedule
Advisory Fee
(annual rate)
International Growth $0 up to $1 billion 0.70%
$1 billion and more 0.67%
Global High Yield Up to $500 million 0.64%
$500 million and more 0.62%
Strategic Income(a) Up to $500 million 0.55%
$500 million and more 0.50%
International Equities $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Debt All Assets 0.70%
Global Sustainable Equity $0 up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million up to $1 billion 0.68%
$1 billion and more 0.65%

International Funds - October 31, 2020 - Notes to Financial Statements - 133
Prior to November 8, 2019, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the following schedule.
For the year ended October 31, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
Fund Fee Schedule
Advisory Fee
(annual rate)
International Small Cap $0 up to $500 million 0.95%
$500 million up to $1 billion 0.925%
$1 billion and more 0.90%
(a) For the period November 8, 2019 through October 31, 2020.
Fund Classes
Amount
(annual rate)
Strategic Income All Assets 0.56%
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
International Growth 0.70% 0.58%
Global High Yield 0.64 0.48
Strategic Income 0.55 0.31
International Equities 0.75 0.75
Emerging Markets Debt 0.70 0.55
Global Sustainable Equity 0.75 0.44
International Small Cap 0.95 0.91
Fund Classes
Amount
(annual rate)
International Growth(a) All Classes 0.72%
Global High Yield All Classes 0.70
Strategic Income(b) All Classes 0.49
International Equities All Classes 1.10
Emerging Markets Debt All Classes 0.90
Global Sustainable Equity All Classes 0.95
International Small Cap All Classes 0.99
(a) Until June 30, 2022.
(b) Effective October 1, 2020. Prior to October 1, 2020, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund’s Administrative Services Plan was limited to 0.67%.

134 - Notes to Financial Statements - October 31, 2020 - International Funds
As of October 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2020, no amounts were
reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2020, NFM earned $913,426 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2020, the Funds’ aggregate portion of such costs amounted to $4,368.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate as follows:
0.25% of the average daily net assets of Class A shares
of each Fund (distribution or service fee)
1.00% of the average daily net assets of Class C shares
of each Fund (0.75% of which may be a distribution fee
and 0.25% service fee)
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating
new sales of Class A shares of the Funds. The Funds' Class
A sales charges range from 0.00% to 5.75% based on the
amount purchased. During the year ended October 31, 2020,
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
International Growth $ — $ 48,249 (a) $ 283,517 $ 331,766
Global High Yield 185,412 182,610 187,366 555,388
Strategic Income 149,735 121,719 371,670 643,124
International Equities — — — —
Emerging Markets Debt 84,709 96,599 104,312 285,620
Global Sustainable Equity 151,155 150,643 151,252 453,050
International Small Cap 187,748 193,035 196,430 577,213
Amounts designated as "—" are zero or have been rounded to zero.
(a) Includes $8,281 for the period from October 1, 2019 through October 31, 2019 and $39,968 for the period from June 1, 2019 through September 30, 2019.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

International Funds - October 31, 2020 - Notes to Financial Statements - 135
the Funds imposed front-end sales charges of $9,823. From
these fees, NFD retained a portion amounting to $1,453.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC
is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class
C shares made within 1 year of purchase. Applicable Class
A CDSCs are 1.00% for International Growth, International
Equities, Global Sustainable Equity, and International Small
Cap. Applicable Class A CDSCs are 0.75% for Global High
Yield, Strategic Income and Emerging Markets Debt. Class C
CDSCs are 1.00% for all Funds. During the year ended October
31, 2020, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, and Institutional Service Class shares of each of the
Funds.
For the year ended October 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2020, each Fund’s total administrative services fees were as follows:
As of October 31, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
On May 17, 2019, shares of AllianzGI International Growth Fund ("Predecessor Fund") held by affiliated entities of the Predecessor
Fund were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of Operations. The amount of in-kind redemptions is also included in share transactions
Fund Class A Class C Eagle Class
Institutional
Service Class
Global High Yield 0.02% 0.06 % N/A 0.10%
Strategic Income 0.09 0.11 N/A 0.11
International Equities 0.09 0.09 N/A 0.05
Emerging Markets Debt N/A N/A N/A N/A
Global Sustainable Equity 0.10 0.12 N/A 0.09
International Small Cap 0.06 N/A N/A 0.12
International Growth 0.08 N/A 0.11% 0.22
N/A — Not Applicable.
Fund Amount
International Growth $520,193
Global High Yield 4,294
Strategic Income 56,595
International Equities 13,711
Emerging Markets Debt N/A
Global Sustainable Equity 42,892
International Small Cap 23,301
N/A — Not Applicable.
Fund
% of Shares
Outstanding
Owned
International Growth 97.99%
Global High Yield 96.99
Strategic Income 73.4 4
International Equities —
Emerging Markets Debt 99.86
Global Sustainable Equity —
International Small Cap 73.50
Amounts designated as "—" are zero or have been rounded to zero.

136 - Notes to Financial Statements - October 31, 2020 - International Funds
on the accompanying Statements of Changes in Net Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
(a) Effective June 1, 2019, Institutional Class Shares were renamed Class R6 Shares.
Line of Credit, Interfund Lending and Earnings Credit
Effective July 9, 2020, the Trust and NVIT (together, the
“Trusts”) have renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National
Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund
under this arrangement would be primarily for temporary or
emergency purposes, including the meeting of redemption
requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions.
The line of credit requires a commitment fee of 0.15% per
year on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended October
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2020, none of the Funds engaged
in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
Investment Transactions
For the year ended October 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class Net Assets of
In-Kind
Redemption
Shares Securities
Market Value
Cash Realized Gain
(Loss)
International
Growth
Class R6(a) $21,973,765 1,247,800 $21,770,934 $202,831 $1,964,565
Fund Purchases
*
Sales
*
International Growth $ 61,258,514 $ 107,888,701
Global High Yield 97,220,061 100,032,408
Strategic Income 148,548,179 158,900,560
International Equities 99,012,767 149,746,245
Emerging Markets Debt 51,040,461 51,635,620
Global Sustainable Equity 18,712,766 26,387,918
International Small Cap 465,858,535 458,292,890
* Includes purchases and sales of long-term U.S. Government securities, if any.

International Funds - October 31, 2020 - Notes to Financial Statements - 137
Portfolio Investment Risks
Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject
to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political,
social, economic, or diplomatic changes may have disruptive
effects on the market prices of emerging market investments.
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

138 - Notes to Financial Statements - October 31, 2020 - International Funds
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.
There is more risk associated with these investments because of reduced creditworthiness and increased risk of default.
Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event
of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal.
They are regarded as predominantly speculative with respect
to the issuer’s capacity to pay interest and repay principal.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional

International Funds - October 31, 2020 - Notes to Financial Statements - 139
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The Funds adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
During the year ended October 31, 2020, the Funds held no
in-scope securities.
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in
April 2018. Markets are slowly developing in response to
these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund.
These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts
are commercially accepted and market practices become
settled. On November 30, 2020, ICE Benchmark Administration
(ICE), which is appointed by the Financial Conduct Authority as the administrator of LIBOR, announced that it will issue a consultation on extending the discontinuation date for USD
LIBOR to June 30, 2023. Management is currently evaluating
the implications of the change and its impact on financial
statement disclosures and reporting requirements.
Other
As of October 31, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the year ended October 31, 2020, the Funds recaptured the following amounts of brokerage commissions:
Fund % of Shares
Number of
Accounts
International Growth 94.93% 2(a)
Global High Yield 88.74 4(a)
Strategic Income 57. 60 4(a)
International Equities 62.55 1
Emerging Markets Debt 85.54 3(a)
Global Sustainable Equity 42.48 1
International Small Cap 42.75 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
International Small Cap $ 4,307

140 - Notes to Financial Statements - October 31, 2020 - International Funds
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
The tax character of distributions paid during the year ended October 31, 2019 was as follows:
As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Total Tax-
exempt
Distributions
Return of
Capital
Total
Distributions
Paid
International Growth $ 1,259,332 $ 26,669 $ 1,286,001 $ – $ – $ 1,286,001
Global High Yield 5,046,203 – 5,046,203 – – 5,046,203
Strategic Income 4,736,718 – 4,736,718 – – 4,736,718
International Equities 3,436,529 – 3,436,529 – – 3,436,529
Emerging Markets Debt 1,860,404 – 1,860,404 – 652,595 2,512,999
Global Sustainable Equity 873,299 2,409,196 3,282,495 – – 3,282,495
International Small Cap 13,322,576 – 13,322,576 – – 13,322,576
Amounts designated as "—" are zero or have been rounded to zero.
*   Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Total Tax-
exempt
Distributions
Return of
Capital
Total
Distributions
Paid
International Growth $ – $ – $ – $ – $ – $ –
Global High Yield 10,316,268 150,782 10,467,050 – – 10,467,050
Strategic Income 5,724,560 – 5,724,560 – – 5,724,560
International Equities 13,331,119 – 13,331,119 – – 13,331,119
Emerging Markets Debt 5,042,251 493,015 5,535,266 – – 5,535,266
Global Sustainable Equity 420,568 5,314,899 5,735,467 – – 5,735,467
International Small Cap 29,840,942 22,480,986 52,321,928 – – 52,321,928
Amounts designated as "—" are zero or have been rounded to zero.
*   Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
International Growth $ 6,936,042 $ – $ 6,936,042 $ – $ – $ 75,822,399 $ 82,758,441
Global High Yield 3,413,778 – 3,413,778 14,460 (7,620,880) (5,940,830) (10,133,472)
Strategic Income 4,288,324 – 4,288,324 93,427 (4,891,189) (4,652,377) (5,161,815)
International Equities 2,649,546 – 2,649,546 – (18,495,636) 11,442,688 (4,403,402)
Emerging Markets Debt – – – 6,286 (814,522) (1,786,856) (2,595,092)
Global Sustainable Equity 143,573 517,586 661,159 – – 9,847,451 10,508,610
International Small Cap 5,198,280 – 5,198,280 – (4,185,923) 16,508,302 17,520,659
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Growth $ 181,724,558 $ 80,135,353 $ (4,316,658) $ 75,818,695
Global High Yield 117,366,881 2,986,485 (8,760,998) (5,774,513)
Strategic Income 141,282,751 6,440,627 (10,855,603) (4,414,976)
International Equities 149,741,378 23,304,439 (11,885,761) 11,418,678
Emerging Markets Debt 69,538,194 2,822,348 (3,711,917) (889,569)
Global Sustainable Equity 37,510,692 12,907,755 (3,061,387) 9,846,368

International Funds - October 31, 2020 - Notes to Financial Statements - 141
As of October 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2020.
During the year ended October 31, 2020, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
International Small Cap 528,643,249 78,623,331 (62,119,073) 16,504,258
Fund Amount
Global High Yield $(7,620,880)
Strategic Income (4,891,189)
International Equities (18,495,636)
Emerging Markets Debt (814,522)
International Small Cap (4,185,923)
Fund Utilized
International Small Cap $17,120,742

142 - Report of Independent Registered Public Accounting Firm - October 31, 2020 - International Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide AllianzGI International Growth
Fund, Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard
International Equities Fund, Nationwide Emerging Markets Debt Fund, Nationwide Global Sustainable Equity Fund and
Nationwide International Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds listed in the table below (seven of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of
October 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States)(PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.
Nationwide AllianzGI International Growth Fund (1) Nationwide Emerging Markets Debt Fund (2)
Nationwide Amundi Global High Yield Fund (2) Nationwide Global Sustainable Equity Fund (2)
Nationwide Amundi Strategic Income Fund (2) Nationwide International Small Cap Fund (2)
Nationwide Bailard International Equities Fund (2)
(1) Statement of operations for the year ended October 31, 2020, and statements of changes in net assets for the year ended
October 31, 2020, the period October 1, 2019 through October 31, 2019 and the year ended September 30, 2019.
(2) Statement of operations for the year ended October 31, 2020 and statements of changes in net assets for the years ended
October 31, 2020 and 2019.

International Funds - October 31, 2020 (Unaudited) - Supplemental Information - 143
Other Federal Tax Information
For the year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended October 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Amounts designated as “-“ are zero or have been rounded to zero.
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Amounts designated as “-“ are zero or have been rounded to zero.
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2020, the foreign source income for each Fund was as follows:
Amounts designated as “-“ are zero or have been rounded to zero.
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2020, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
International Growth – %
Global High Yield –
Strategic Income –
International Equities –
Emerging Markets Debt –
Global Sustainable Equity 37.22
International Small Cap 0.14
Fund Amount
International Growth $ 26,669
Global High Yield –
Strategic Income –
International Equities –
Emerging Markets Debt –
Global Sustainable Equity 2,409,196
International Small Cap –
Fund Amount Per Share
International Growth $ 3,199,719 $ 0.3167
Global High Yield – –
Strategic Income – –
International Equities 3,517,402 0.1604
Emerging Markets Debt 3,355,224 0.4405
Global Sustainable Equity – –
International Small Cap 6,534,900 0.1179
Fund Amount Per Share
International Growth $ 140,642 $ 0.0139
Global High Yield – –
Strategic Income – –
International Equities 398,615 0.0182

144 - Supplemental Information - October 31, 2020 (Unaudited) - International Funds
Amounts designated as “-“ are zero or have been rounded to zero.
Fund Amount Per Share
Emerging Markets Debt $ 67,712 $ 0.0089
Global Sustainable Equity – –
International Small Cap 710,529 0.0128

International Funds - October 31, 2020 - Management Information - 145
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
3
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
3
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
3
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair and of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a Managing Partner of private equity firm; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
3
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

146 - Management Information - October 31, 2020 - International Funds
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years (or Longer)
3
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman as of
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko has been a Co-Founder of Blue Leaf Ventures since May 2018. From November 2008 until December 2017, Mr. Wezdenko was
Managing Director of JPMorgan Chase Bank, N.A.
Other Directorships held During the Past Five Years
3
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry as well as experience managing a venture capital firm.

International Funds - October 31, 2020 - Management Information - 147
Interested Trustee
1
Will retire as Trustee effective December 31, 2020.
2
Length of time served includes time served with the Trust’s predecessors.
3
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
4
Will become Trustee effective January 1, 2021.
5
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
David C. Wetmore
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Retiring as chairman
as of January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
3
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
5
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
3
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2

148 - Management Information - October 31, 2020 - International Funds
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

International Funds - October 31, 2020 - Market Index Definitions - 149
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:  An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:  An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:  An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:  An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

150 - Market Index Definitions - October 31, 2020 - International Funds
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2020, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic

International Funds - October 31, 2020 - Market Index Definitions - 151
asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
:  Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

152 - Market Index Definitions - October 31, 2020 - International Funds
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative

International Funds - October 31, 2020 - Market Index Definitions - 153
total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

154 - Glossary - October 31, 2020 - International Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

International Funds - October 31, 2020 - Glossary - 155
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

156 - Glossary - October 31, 2020 - International Funds
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-INT (12/20)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distributi on and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2020

Annual Report
October 31, 2020
Nationwide Mutual Funds
Fixed Income Funds
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Money Market Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Loomis Core Bond Fund
Nationwide Loomis Short Term Bond Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports,
unless you specifically request paper copies of those reports.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Example 27
Statements of Investments 30
Statements of Assets and Liabilities 70
Statements of Operations 74
Statements of Changes in Net Assets 76
Financial Highlights 86
Notes to Financial Statements 92
Report of Independent Registered Public Accounting Firm 116
Supplemental Information 117
Management Information 118
Market Index Definitions 122
Glossary 127

Nationwide Mutual Funds - October 31, 2020 - Message to Investors - 1
Dear Investor,
During this time of unprecedented uncertainty, Nationwide has diligently sought to care for our associates, communities, and ultimately, you our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets experienced a historic period of volatility during the annual reporting period ending October 31, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown, before recovering as the period closed, with growth of +2.4% in the fourth quarter of 2019, -5.0% during the first quarter of 2020, a record -31.4% in the second quarter and a record +33.1% in the third quarter of the same fiscal year.
Economists estimate a continuing rebound of 4.0% in the fourth quarter 2020 and 3.9% for 2021. Corporate profits collapsed, with a decline of 15% forecast for 2020, however, are expected to recover to +22% next year as the economy continues to
emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
from the outbreak, and the lasting implications remain
unclear.
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the period. The S&P
500
®
Index (“S&P 500”) started the period strong, with an
accommodating Federal Reserve (“Fed”) and steady economic
growth, driving a cumulative return of 6.6% in November and
December of 2019. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking an average
297 trading days (roughly a year and 2 months) to recover
with the previous quickest recovery in 1987 at 70 days. This time, it took 20 days to decline. Aggressive fiscal and monetary policy, teamed with the prospect for an economic reopening
drove investor sentiment higher, with a 47% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 9.71%, which is impressive given the severe disruption. Fixed income returns were positive, with a substantial drop in interest rates more than offsetting modestly wider credit spreads.
International markets lagged domestic as they have for much of the past decade, with the MSCI EAFE
®
Index returning -6.86%
and the MSCI Emerging Markets
®
Index returning +8.25%.
The global outbreak and subsequent economic shutdown
had a broad impact, though the strong economic rebound
and aggressive global central bank stimulus led to strong
performance in the second half of the period.
The S&P 500 was higher in seven of the 12 months during
the reporting period.
While much of 2019 was characterized by near-universal strong returns and low volatility for risk assets, volatility dramatically improved through the reporting period, with most risk-assets delivering positive returns. Growth stocks substantially
outperformed value stocks, while large-capitalization stocks beat small-capitalization stocks.
Fixed-income markets were higher, driven by a decline in interest rates, bringing them to historic lows. The Federal Reserve
aggressively added stimulus, first by bringing the Federal
Funds target rate to effectively 0% by March 15, followed by an aggressive bond buying program that nearly doubled the
balance sheet from $4.0 trillion to $7.1 trillion through the period.
Federal Reserve Chair Powell has indicated that it will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.69% to a record-low of 0.50% as of March 9, 2020, before bouncing
modestly to 0.85% by period-end. The 2-year yield dropped
from 1.52% to 0.15%, widening the spread between the two
yields to 0.70%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress, but avoid the temptation to react based on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages
you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - October 31, 2020 - Nationwide Mutual Funds
Index
Annual Total Return
(as of October 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 3.38%
Bloomberg Barclays
Municipal Bond 3.59%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.39%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 11.04%
Bloomberg Barclays U.S.
Aggregate Bond 6.19%
Bloomberg Barclays U.S.
Corporate High Yield 3.49%
MSCI EAFE
®
-6.86%
MSCI Emerging Markets
®
8.25%
MSCI World ex USA -2.61%
Russell 1000
®
Growth 29.22%
Russell 1000
®
Value -7.57%
Russell 2000
®
-0.14%
S&P 500
®
9.71%
Source: Morningstar

Nationwide Bond Fund - October 31, 2020 - Fund Commentary - 3
For the annual period ended October 31, 2020, the Nationwide
Bond Fund (Institutional Service Class) returned 5.36%
versus 6.19% for its benchmark, the Bloomberg Barclays U.S.
Aggregate Bond Index. For broader comparison, the return for the Fund’s closest Morningstar
®
peer category, Intermediate
Core-Plus Bond (consisting of 603 funds as of October 31,
2020), was 5.81% for the same period. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
Contributors to Fund Performance
On a relative basis, the portfolio underperformed the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, by
83 basis points during the 12-month period. The Fund was
overweight in non-investment grade and outperformed relative to the benchmark as fallen angels recovered dramatically after gapping out at the onset of the COVID-19 crisis in March. The
Fund’s overweight positions in Asset Backed Securities (ABS)
(primarily collateralized loan obligations) and non-agency
Mortgage Backed Securities (MBS) performed well. The
Fund’s overweight position in Commercial Mortgage Backed
Securities (CMBS) contributed positively to performance but
underperformed relative to the benchmark.
Detractors from Fund Performance
Government securities were the Fund’s largest underweight
position and biggest detractor from performance. Treasuries
modestly outperformed spread product over the past twelve
months. The Fund’s underweight to investment grade
corporates contributed negatively to performance, as corporates outperformed most other spread related sectors. The Fund’s
Agency MBS exposure also underperformed relative to the
benchmark due mainly to security selection.
During the year, the Fund employed the use of derivatives,
specifically Treasury futures, to manage duration exposure.
Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates. The
Fund used Futures to be long duration relative to the benchmark which contributed to performance as rates decreased for
the period. Over 80% of the Nationwide Bond Fund is rated
single-A or higher. The up in quality bias helped limit some of the downside brought on by the unusual bear market as a
function of an extremely unique recession brought on by the
COVID-19 crisis.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Gary S. Davis, CFA and Corsan Maley
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds) and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
The Fund may invest in derivatives (which create investment
leverage and are highly volatile). The Fund's holdings may
subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most-recent prospectus for a more-detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

4 - Fund Commentary - October 31, 2020 - Nationwide Bond Fund
Asset Allocation
1
Corporate Bonds 36.8%
Asset-Backed Securities 17.5%
Mortgage-Backed Securities 14.4%
U.S. Treasury Obligations 12.6%
Collateralized Mortgage Obligations 6.7%
Commercial Mortgage-Backed Securities 4.0%
Municipal Bonds 0.5%
Futures Contracts (0.3)%
Other assets in excess of liabilities
§
7.8%
100.0%
Top Industries
2
Electric Utilities 4.6%
Banks 4.0%
Oil, Gas & Consumable Fuels 2.7%
Multi-Utilities 2.3%
Capital Markets 2.3%
Diversified Telecommunication Services 2.1%
Food Products 2.1%
Equity Real Estate Investment Trusts (REITs) 1.9%
Insurance 1.8%
Pharmaceuticals 1.8%
Other Industries 74.4%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.13%,
1/15/2030 6.0%
U.S. Treasury Notes, 2.63%, 1/31/2026 5.4%
FNMA UMBS, 3.00%, 5/1/2050 3.9%
FNMA UMBS, 2.50%, 5/1/2050 1.8%
BBCMS Mortgage Trust, 3.39%, 8/14/2036 1.6%
FNMA UMBS, 4.50%, 8/1/2048 1.5%
FNMA UMBS, 2.50%, 7/1/2034 1.2%
Chase Mortgage Finance Corp., 3.75%, 12/25/2045 1.2%
U.S. Treasury Notes, 2.75%, 2/28/2025 1.2%
Long Beach Mortgage Loan Trust, 0.88%, 8/25/2035 1.1%
Other Holdings 75.1%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Bond Fund - October 31, 2020 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
5.16% 3.90% 3.60% 5/8/1998
w/SC
2
2.79% 3.43% 3.15%
Class C w/o SC
1
4.35% 3.11% 2.83% 9/4/2003
w/SC
3
3.35% N/A N/A
Class R
4,5
5.86% 3.76% 3.39% 10/1/2003
Class R6
4,6
5.44% 4.19% 3.90% 12/6/2012
Institutional Service Class
7
w/o SC
1
5.36% 4.13% 3.85% 3/3/1980
w/SC
8
5.36% 4.13% 3.37%
Bloomberg Barclays U.S.
Aggregate Bond Index 6.19% 4.08% 3.55%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Expense
Ratio
^
Class A 0.79% 0.72%
Class C 1.56% 1.49%
Class R 1.21% 1.14%
Class R6 0.51% 0.44%
Institutional Service Class 0.58% 0.51%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
Prior to October 29, 2013, a 4.25% front-end sales charge was deducted. Effective October 29, 2013, a 2.25% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.
8
A 4.50% front-end sales charge was deducted on Class D Shares through July 31, 2012. Effective August 1, 2012, the front-end sales charge was eliminated.

6 - Fund Commentary - October 31, 2020 - Nationwide Bond Fund
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Bond Fund versus the
Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Core Plus Bond Fund - October 31, 2020 - Fund Commentary - 7
For the annual period ended October 31, 2020, the Nationwide
Core Plus Bond Fund Class R6 returned 6.74% versus 6.19%
for its benchmark, the Bloomberg Barclays U.S. Aggregate
Bond Index. For broader comparison, the return for the Fund’s closest Morningstar
®
peer category, Intermediate Core-
Plus Bond (consisting of 603 investments as of October 31,
2020), was 5.81% for the same period. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
Sector allocation was the main driver of outperformance for the
Fund, as corporate credit posted strong returns during the year.
The Fund’s duration positioning partially offset outperformance from the corporate credit allocation. Specifically, the portfolio’s short duration exposure was negatively impacted by the move
lower in interest rates throughout the year. Positioning along the yield curve and security selection across various sectors also contributed to outperformance for the year.
COVID-19 dominated domestic and international markets,
resulting in elevated volatility and large price swings across asset classes. Risk sentiment improved dramatically late in Q1 following the announcement of various easing measures by
the Federal Reserve including lowering the policy rate to the
0.00% - 0.25% range, as well as expanding asset purchases to include corporate bonds. Large fiscal stimulus from the federal government also contributed to improving risk sentiment.
Following these actions, strong rallies in credit and equities largely erased Q1 losses. Index sector returns for the fiscal year ending 10/31/2020 were as follows: U.S. treasuries 6.95%, investment grade corporates 7.05%, securitized products
4.09%, and high yield bonds 3.49%.
As it relates to outlook, we continue to see heightened global macroeconomic risk due to COVID-19. While credit defaults
slowed from the first half of 2020, elevated credit risks persisted.
Inflationary pressures are likely to rise in the coming periods given the outlook for additional stimulus measures and Federal
Reserve easing. We believe trading liquidity within risk markets may, at times, be tight which could lead to large price swings on thin volume. We remain diligently focused on fundamental
analysis and security selection as we believe they will be key drivers of returns going forward.
We will continue to seek opportunities to increase portfolio quality through strong security selection. We believe the
Nationwide Core Plus Bond Fund is positioned to take
advantage of these conditions through actively adjusting the portfolio through sector rotation, fundamental security analysis, and duration and yield curve positioning.
Derivatives were not utilized in the Nationwide Core Plus Bond
Fund portfolio.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the Fund.
Subadviser:
Thompson, Siegel & Walmsley LLC
Portfolio Managers:
William M. Bellamy, CFA
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds) and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims-paying ability of the issuing company. Please refer to the most-recent prospectus for a more-detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2020 - Nationwide Core Plus Bond Fund
Asset Allocation
1
Corporate Bonds 52.5%
Mortgage-Backed Securities 23.5%
U.S. Treasury Obligations 12.7%
Commercial Mortgage-Backed Securities 3.7%
Asset-Backed Securities 2.0%
Municipal Bonds 1.1%
Preferred Stocks 0.7%
Collateralized Mortgage Obligations 0.6%
Other assets in excess of liabilities 3.2%
100.0%
Top Industries
2
Oil, Gas & Consumable Fuels 4.4%
Banks 4.0%
Electric Utilities 2.9%
Capital Markets 2.8%
Chemicals 2.6%
Health Care Providers & Services 2.5%
Electronic Equipment, Instruments & Components 2.5%
Consumer Finance 2.4%
Specialty Retail 2.3%
Hotels, Restaurants & Leisure 2.1%
Other Industries 71.5%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 1.25%, 5/15/2050 1.8%
U.S. Treasury Notes, 1.63%, 8/15/2029 1.7%
FHLMC UMBS, 2.50%, 1/1/2050 1.6%
FNMA UMBS, 2.50%, 6/1/2050 1.6%
U.S. Treasury Notes, 0.50%, 4/30/2027 1.5%
U.S. Treasury Notes, 2.75%, 2/15/2024 1.5%
U.S. Treasury Notes, 1.88%, 3/31/2022 1.4%
U.S. Treasury Notes, 2.00%, 11/15/2026 1.2%
FHLMC UMBS, 3.00%, 9/1/2050 1.2%
Royal Bank of Canada, 0.54%, 10/26/2023 1.2%
Other Holdings 85.3%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Core Plus Bond Fund - October 31, 2020 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
6.38% 4.09% 3.91% 4/24/2013
w/SC
2
1.88% 3.20% 3.46%
Class R6
3,4
6.74% 4.46% 4.19% 7/17/1992
Institutional Service Class
4
6.66% 4.36% 4.14% 4/24/2013
Bloomberg Barclays U.S.
Aggregate Bond Index 6.19% 4.08% 3.55%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.84%
Class R6 0.49%
Institutional Service Class 0.59%
^
Current effective prospectus dated February 28, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 4.25% front-end sales charge was deducted.
3
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
4
Not subject to any SCs.

10 - Fund Commentary - October 31, 2020 - Nationwide Core Plus Bond Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Core Plus Bond Fund versus the
Bloomberg Barclays (BBgBarc) U.S. Aggregate Bond Index over the 10-year period ended 10/31/20. Performance prior to the
Fund’s inception on 4/24/13 is based on the Fund’s predecessor fund, the TS&W Fixed Income Portfolio. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Government Money Market Fund - October 31, 2020 - Fund Commentary - 11
For the annual period ended October 31, 2020, the Nationwide
Government Money Market Fund (Investor Shares) returned
0.42% versus 0.49% for its benchmark, the iMoneyNet
Money Fund Average
TM
Government All. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
As the market for front-end government securities takes its
cue from the Fed’s policy actions, the yield curve on eligible government securities has remained relatively flat since the
Federal Open Market Committee (“FOMC”) lowered rates to
its current level, in the middle of March. This is consistent with
FOMC’s Summary of Economic Projections, which indicate the
Fed Funds rate is expected to remain near zero (0.00%-0.25%)
through 2023. We continue to see value in adding to the Fund’s
Treasury and agency floating-rate holdings. At the end of the period, 31% of the Fund’s assets were Treasury and agency
floating-rate securities. Due to the expected replacement of
London Interbank Offered Rate (“LIBOR”) with the Secured
Overnight Financing Rate (“SOFR”) at the end of 2021, we have watched LIBOR-linked securities mature over the period and
have added considerably to the Fund’s SOFR-linked holdings.
At the end of the period, 22% of Fund assets were floating-rate notes linked to SOFR.
LIBOR is scheduled to be replaced by SOFR at the end of
2021. Therefore, the Fund has not invested in any securities linked to LIBOR that mature after the end of 2021. The U.S.
Government agencies in which the Fund invests are frequent
issuers of SOFR-linked securities. The Fund adds to its SOFR-
linked holdings, when appropriate.
The COVID-19 induced pandemic set in motion an economic
downturn that saw the unemployment rate peak at 14.7%. The
Federal Reserve lowered the Fed Funds rate twice to a range
of 0.00%-0.25% in an attempt to bolster the economy through
monetary stimulus. Correspondingly, yields fell on Eligible
Securities for the Fund, which are U.S. government securities and repurchase agreements that are collateralized fully by U.S.
government securities.
Derivatives were not utilized in the Fund’s portfolio.
Over the period, the Fund did not experience any liquidity
events that had a material impact on Fund performance.
Subadviser:
Dreyfus Cash Investment Strategies, a division of BNY Mellon
Investment Adviser, Inc.
Portfolio Manager(s):
Patricia A. Larkin, Bernard W. Kiernan, Jr., James G. O’Connor,
Thomas Riordan, Edward Von Sauers, MBA., Peter Henshaw
The Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation (FDIC) or any other government agency.
The Fund is open to all investors and although it seeks to
preserve the value of investments at $1.00 per share, it cannot guarantee it will do so. You could lose money by investing in the Fund. The Fund may impose a fee upon sale of shares or
temporarily suspend the sale of shares if the Fund’s liquidity falls below required minimums because of market conditions
or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the
Fund at any time.
The Fund may invest in shares of other government money
market mutual funds, including those advised by the Fund’s
subadviser, to provide additional liquidity or to achieve higher yields. Please refer to the most recent prospectus for a more detailed description of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

12 - Fund Commentary - October 31, 2020 - Nationwide Government Money Market Fund
Asset Allocation
1
U.S. Treasury Obligations 44.6%
U.S. Government Agency Securities 29.4%
Repurchase Agreements 25.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Holdings
2
U.S. Treasury Bills, 0.09%, 11/3/2020 7.8%
U.S. Treasury Bills, 0.09%, 11/10/2020 5.0%
U.S. Treasury Bills, 0.10%, 1/28/2021 4.5%
FHLB, 0.11%, 1/29/2021 3.9%
U.S. Treasury Bills, 0.10%, 1/5/2021 3.8%
U.S. Treasury Bills, 0.11%, 12/22/2020 3.4%
FHLB, 0.11%, 12/8/2020 2.4%
U.S. Treasury Notes, 0.26%, 1/31/2021 2.2%
U.S. Treasury Bills, 0.09%, 11/19/2020 1.9%
U.S. Treasury Bills, 0.09%, 12/3/2020 1.9%
Other Holdings
#
63.2%
100.0%
#
For purposes of listing top holdings, the repurchase agreements are included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Government Money Market Fund - October 31, 2020 - Fund Commentary - 13
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class R6
1
0.46% 0.79% 0.39% 12/13/2001
Investor
2
0.42% 0.72% 0.36% 3/3/1980
Service Class 0.34% 0.61% 0.30% 1/4/1999
iMoneyNet Money Fund
Average
TM
Government All 0.49% 0.80% 0.38%
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class R6 0.47% 0.47%
Investor 0.57% 0.57%
Service Class 0.77% 0.75%
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
2
Effective September 30, 2016, Prime Shares were renamed Investor Shares.

14 - Fund Commentary - October 31, 2020 - Nationwide Government Money Market Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Investor Shares of the Nationwide Government Money Market Fund versus the
iMoneyNet Money Fund Average
TM
Government All over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Inflation-Protected Securities Fund - October 31, 2020 - Fund Commentary - 15
For the annual period ended October 31, 2020, the Nationwide
Inflation-Protected Securities Fund (Class R6) returned
8.93% versus 9.09% for its benchmark, the Bloomberg
Barclays U.S. Treasury Inflation-Protected Securities (TIPS)
Index
SM
. For broader comparison, the return for the Fund’s
closest Morningstar
®
peer category, Inflation-Protected Bond
(consisting of 210 investments as of October 31, 2020), was
8.11% for the same period. Performance for the Fund’s other
share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
Detractors from Performance
On a relative basis, the portfolio underperformed the
benchmark, the Bloomberg Barclays US Treasury: US TIPS
Index, by 16 basis points during the 12-month period. The
Fund’s out-of-benchmark allocations to Agency Debentures,
Asset Backed Securities and Non-Agency Housing significantly underperformed in March as risk assets sold off aggressively.
The spreading coronavirus weighed heavily on economic
growth expectations, resulting in massive liquidation of virtually anything considered a risk asset. Major domestic equity indices all fell into bear markets while U.S. Treasuries rallied strongly to push long-term yields to record low levels. The Fund took advantage of the opportunity by adding to the out-of-benchmark exposures at distressed levels, which contributed positively to performance as these markets recovered.
Contributors to Performance
The Fund was slightly long duration for most of the period,
which contributed positively to performance as rates fell. The
Fund’s overweight to TIPS (on a DV01 basis*) contributed
positively to performance. The Fund’s out-of-benchmark
allocations to Agency Debentures, Asset Backed Securities
(“ABS”), Agency Mortgage Backed Securities/Collateralized
Mortgage Obligations (“MBS/CMOs”) and Non-Agency
Housing rebounded from April 2020 thru October 2020 and
contributed positively to performance for the period. The Fund was overweight longer-dated TIPS relative to shorter-dated
TIPS, which added to performance as the breakeven curve
steepened. The Fund is expected to remain close to neutral
duration. The allocations to Agency Debentures, ABS, Agency
and Non-Agency Housing are expected to be maintained on a
view of better relative value.
During the year, the Fund employed the use of derivatives,
specifically U.S. Treasury Futures, to manage duration
exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest
rates and curve shape. The Fund was short derivatives, which detracted from performance as rates decreased for the period.
This was offset by being net long bonds which contributed
positively to the Fund’s performance.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the Fund.
* DOLLAR VALUE OF A BASIS POINT. The simplest way to
calculate a DV01 is by averaging the absolute price changes
of a Treasury security for a one-basis point (bp) increase and decrease in yield-to-maturity.
Subadviser:
Nationwide Asset Management, LLC
Portfolio Managers:
Chad W. Finefrock, CFA and Gary R. Hunt, CFA
The Fund’s value is not guaranteed by the U.S. government
or any government agency. The Fund is subject to the risks
of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The
Fund also is subject to inflation-protected bonds risk since the inflation-adjustment feature of these bonds can cause them to have lower yields than those of conventional fixed-rate bonds.
The Fund may invest in derivatives (which create investment
leverage and are highly volatile). The Fund’s holdings may
subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most-recent prospectus for a more-detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

16 - Fund Commentary - October 31, 2020 - Nationwide Inflation-Protected Securities Fund
Asset Allocation
1
U.S. Treasury Obligations 87.7%
Asset-Backed Securities 5.4%
U.S. Government Agency Securities 4.1%
Mortgage-Backed Securities 0.9%
Collateralized Mortgage Obligations 0.7%
Futures Contracts 0.1%
Commercial Mortgage-Backed Security 0.1%
Other assets in excess of liabilities 1.0%
100.0%
Top Holdings
2
U.S. Treasury Inflation Linked Notes, 0.50%,
4/15/2024 8.3%
U.S. Treasury Inflation Linked Notes, 0.63%,
1/15/2026 8.2%
U.S. Treasury Inflation Linked Bonds, 0.63%,
2/15/2043 8.2%
U.S. Treasury Inflation Linked Bonds, 2.38%,
1/15/2025 7.0%
U.S. Treasury Inflation Linked Bonds, 0.75%,
2/15/2042 6.5%
U.S. Treasury Inflation Linked Notes, 0.38%,
7/15/2025 5.5%
U.S. Treasury Inflation Linked Bonds, 2.13%,
2/15/2041 5.2%
U.S. Treasury Inflation Linked Notes, 0.38%,
1/15/2027 4.7%
U.S. Treasury Inflation Linked Notes, 0.13%,
4/15/2021 4.3%
U.S. Treasury Inflation Linked Bonds, 3.63%,
4/15/2028 4.2%
Other Holdings 37.9%
100.0%
1 Percentages indicated are based upon net assets as of October 31, 2020.
2 Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Inflation-Protected Securities Fund - October 31, 2020 - Fund Commentary - 17
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
8.63% 3.96% 1.61% 9/17/2012
w/SC
2
6.19% 3.48% 1.08%
Class R6
3,4
8.93% 4.26% 1.91% 9/17/2012
Institutional Service Class
4
8.84% 4.10% 1.71% 12/6/2016
Bloomberg Barclays
U.S. Treasury Inflation-
Protected (TIPS) Index
SM
9.09% 4.42% 3.24%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.74% 0.66%
Class R6 0.38% 0.30%
Institutional Service Class 0.50% 0.42%
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
Prior to October 29, 2013, a 4.25% front-end sales charge was deducted. Effective October 29, 2013, a 2.25% front-end sales charge was deducted.
3
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
4
Not subject to any SCs.

18 - Fund Commentary - October 31, 2020 - Nationwide Inflation-Protected Securities Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Inflation-Protected Securities Fund from inception through 10/31/20 versus the Bloomberg Barclays (BBgBarc) U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
for the same period. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

Nationwide Loomis Core Bond Fund - October 31, 2020 - Fund Commentary - 19
For the annual period ended October 31, 2020, the Nationwide
Loomis Core Bond Fund (Class A) returned 6.54% versus
6.19% for its benchmark, the Bloomberg Barclays U.S.
Aggregate Bond Index. For broader comparison, the return for the Fund’s closest Morningstar
®
peer category, Intermediate
Core-Plus Bond (consisting of 418 investments as of October
31, 2020), was 5.91% for the same period. Performance for
the Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The Fund outperformed the benchmark, the Barclays US
Aggregate index, by 35 basis points during the period. Issue selection was the largest contributor to performance, but
allocation decisions also positively impacted results. By asset class, corporate bonds contributed the most to performance
through both allocation decisions and industry and issue
selection. Agency-backed securitized assets also contributed to performance although the magnitude was much smaller.
Non-agency securitized assets hindered results as allocation decisions within the segment overshadowed positive issue
selection. Effects from duration and yield curve management
detracted from performance during the period.
The Fund uses US Treasury futures to manage duration and
yield curve exposures. The attribution effect of futures is
captured the Fund's duration and yield curve positioning, which was slightly negative during the period.
The Fund did not experience any liquidity events during the
period that caused the Fund to underperform the benchmark.
Securities potentially impacted by the Libor transition are being identified by internal working groups. We expect this work to be completed in the fourth quarter of 2020.
The volatility during the early days of the COVID-19 pandemic dramatically increased valuations in risk assets and reduced liquidity in all assets. The Fund's risk positioning was on the low end of the range prior to the pandemic, and the team used the wider spread environment to add risk to the Fund, which
positively impacted performance through the period.
Subadviser:
Loomis, Sayles & Company, L.P.
Portfolio Managers:
Christopher T. Harms; Clifton V. Rowe, CFA; Daniel Conklin,
CFA; Ian Anderson; Barath W. Sankaran, CFA
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive
investments such as foreign securities (which are volatile,
harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2020 - Nationwide Loomis Core Bond Fund
Asset Allocation
1
Corporate Bonds 43.5%
U.S. Treasury Obligations 21.5%
Collateralized Mortgage Obligations 11.8%
Mortgage-Backed Securities 8.4%
Commercial Mortgage-Backed Securities 7.1%
Asset-Backed Securities 6.2%
Short-Term Investments 3.3%
Foreign Government Security 0.2%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (2.0)%
100.0%
Top Industries
2
Banks 12.5%
Capital Markets 3.2%
Insurance 3.1%
Electric Utilities 2.0%
Consumer Finance 1.9%
Oil, Gas & Consumable Fuels 1.8%
Diversified Financial Services 1.4%
Equity Real Estate Investment Trusts (REITs) 1.3%
Automobiles 0.9%
Health Care Providers & Services 0.9%
Other Industries 71.0%
100.0%
Top Holdings
2
U.S. Treasury Bonds, 1.13%, 5/15/2040 2.9%
U.S. Treasury Notes, 1.13%, 2/28/2025 2.7%
U.S. Treasury Notes, 0.25%, 9/30/2025 2.6%
FNMA, 0.40%, 11/25/2032 2.4%
U.S. Treasury Bonds, 4.38%, 5/15/2040 2.3%
U.S. Treasury Bonds, 2.25%, 8/15/2049 2.2%
U.S. Treasury Notes, 0.25%, 7/31/2025 1.9%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 12/25/2050 1.8%
U.S. Treasury Bills, 3/4/2021 1.7%
U.S. Treasury Notes, 0.63%, 8/15/2030 1.7%
Other Holdings 77.8%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Loomis Core Bond Fund - October 31, 2020 - Fund Commentary - 21
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
6.54% 4.13% 3.61% 6/20/1994
w/SC
3
4.10% 3.65% 3.37%
Class C
1
w/o SC
2
6.05% 3.70% 3.17% 11/28/2003
w/SC
4
5.05% N/A N/A
Class R6
5,6
6.85% 4.50% 3.93% 9/18/2013
Institutional Service
Class
1,6,7
6.59% 4.23% 3.77% 2/15/1984
Bloomberg Barclays U.S.
Aggregate Bond Index 6.19% 4.08% 3.55%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.89%
Class C 1.33%
Class R6 0.50%
Institutional Service Class 0.75%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
A 2.25% front-end sales charge was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
6
Not subject to any SCs.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

22 - Fund Commentary - October 31, 2020 - Nationwide Loomis Core Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Loomis Core Bond Fund versus the Bloomberg
Barclays (BBgBarc) U.S. Aggregate Bond Index over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Bond Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Loomis Short Term Bond Fund - October 31, 2020 - Fund Commentary - 23
For the annual period ended October 31, 2020, the Nationwide
Loomis Short Term Bond Fund (Class A) returned 4.39% versus
3.39% for its benchmark, the Bloomberg Barclays U.S. 1-3
Year Government/Credit Bond Index. For broader comparison,
the return for the Fund’s closest Morningstar
®
peer category,
Short-Term Bond (consisting of 579 investments as of October
31, 2020), was 3.02% for the same period. Performance for
the Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The Fund outperformed the benchmark, the Barclays 1-3 Year
Government/Credit Index, by 100 basis points during the period.
Issue selection was the largest contributor to performance, but allocation decisions also positively impacted results. By asset class, investment grade corporate bonds contributed the most to performance through allocation as well as industry and
issue selection. Non-investment grade corporate bonds also
contributed to performance, although allocation decisions in the asset class detracted while issue selection was strong.
Both securitized agency and securitized credit (non-agency
securitized) contributed to performance marginally at the
portfolio level. Allocation decisions within securitized credit detracted, while issue selection contributed to performance.
The Fund uses US Treasury futures to manage duration and
yield curve exposures. The attribution effect of futures is
captured in the Fund's duration and yield curve positioning
which was slightly positive during the period.
The Fund did not experience any liquidity events during the
period which caused the Fund to underperform the benchmark.
Securities potentially impacted by the Libor transition are being identified by internal working groups. We expect this work to be completed in the fourth quarter of 2020.
The volatility during the early days of the COVID-19 pandemic dramatically increased valuations in risk assets and reduced liquidity in all assets. The Fund's risk positioning was on the low end of the range prior to the pandemic, and the team used the wider spread environment to add risk to the Fund, which
positively impacted performance through the period.
Subadviser:
Loomis, Sayles & Company, L.P.
Portfolio Managers:
Christopher T. Harms; Clifton V. Rowe, CFA; Daniel Conklin,
CFA
The Fund is subject to the risks of investing in fixed-income securities, including default risk and interest rate risk (if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up). The Fund may invest in more-aggressive
investments such as foreign securities (which are volatile,
harder to price and less liquid than U.S. securities). The Fund’s holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

24 - Fund Commentary - October 31, 2020 - Nationwide Loomis Short Term Bond Fund
Asset Allocation
1
Corporate Bonds 59.5%
Asset-Backed Securities 22.7%
U.S. Treasury Obligations 12.8%
Commercial Mortgage-Backed Securities 1.7%
Collateralized Mortgage Obligations 1.5%
Mortgage-Backed Securities 1.1%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.7%
100.0%
Top Industries
2
Banks 18.6%
Consumer Finance 5.4%
Insurance 5.3%
Oil, Gas & Consumable Fuels 2.9%
Electric Utilities 2.6%
Equity Real Estate Investment Trusts (REITs) 2.6%
Capital Markets 2.3%
Pharmaceuticals 1.8%
Automobiles 1.7%
Diversified Financial Services 1.6%
Other Industries 55.2%
100.0%
Top Holdings
2
U.S. Treasury Notes, 0.13%, 9/30/2022 9.7%
U.S. Treasury Notes, 0.13%, 7/31/2022 2.7%
Toyota Auto Receivables Owner Trust, 1.66%,
5/15/2024 1.1%
Onemain Financial Issuance Trust, 3.30%,
3/14/2029 0.9%
GreatAmerica Leasing Receivables Funding LLC,
1.76%, 6/15/2022 0.8%
American Electric Power Co., Inc., 2.15%,
11/13/2020 0.8%
World Omni Auto Receivables Trust, 1.70%,
1/17/2023 0.7%
World Omni Auto Receivables Trust, 1.71%,
11/15/2022 0.7%
Benchmark Mortgage Trust, 2.79%, 3/15/2062 0.7%
ANZ New Zealand Int'l Ltd., 2.75%, 1/22/2021 0.7%
Other Holdings 81.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Loomis Short Term Bond Fund - October 31, 2020 - Fund Commentary - 25
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
4.39% 2.41% 1.74% 11/2/2004
w/SC
3
2.06% 1.94% 1.51%
Class C
1
w/o SC
2
3.80% 1.89% 1.24% 11/29/2004
w/SC
4
2.80% N/A N/A
Class R6
5,6
4.72% 2.74% 2.04% 9/18/2013
Institutional Service
Class
1,6,7
4.67% 2.70% 2.00% 11/2/2004
Bloomberg Barclays U.S.
1-3 Yr Gov’t/Credit Bond
Index 3.39% 2.10% 1.54%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.81% 0.78%
Class C 1.30% 1.27%
Class R6 0.48% 0.45%
Institutional Service Class 0.53% 0.50%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
A 2.25% front-end sales charge was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
6
Not subject to any SCs.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

26 - Fund Commentary - October 31, 2020 - Nationwide Loomis Short Term Bond Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Loomis Short Term Bond Fund versus the
Bloomberg Barclays (BBgBarc) U.S. Government/Credit Bond 1-3 Year Index over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark
Short Term Bond Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index
Definitions page at the back of this book.

Fixed Income Funds - October 31, 2020 - Shareholder Expense Example - 27
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2020)
and continued to hold your shares at the end of the reporting period (October 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2020 through October 31, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2020 through October 31, 2020. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,024.50 3.66 0.72
Hypothetical
(a)(b)
1,000.00 1,021.52 3.66 0.72
Class C Shares
Actual
(a)
1,000.00 1,020.50 7.57 1.49
Hypothetical
(a)(b)
1,000.00 1,017.65 7.56 1.49
Class R Shares
Actual
(a)
1,000.00 1,027.60 5.81 1.14
Hypothetical
(a)(b)
1,000.00 1,019.41 5.79 1.14
Class R6 Shares
Actual
(a)
1,000.00 1,025.90 2.24 0.44
Hypothetical
(a)(b)
1,000.00 1,022.92 2.24 0.44
Institutional Service Class Shares
Actual
(a)
1,000.00 1,025.50 2.65 0.52
Hypothetical
(a)(b)
1,000.00 1,022.52 2.64 0.52

28 - Shareholder Expense Example - October 31, 2020 - Fixed Income Funds
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Core Plus Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,038.20 4.15 0.81
Hypothetical
(a)(b)
1,000.00 1,021.06 4.12 0.81
Class R6 Shares
Actual
(a)
1,000.00 1,039.80 2.46 0.48
Hypothetical
(a)(b)
1,000.00 1,022.72 2.44 0.48
Institutional Service Class Shares
Actual
(a)
1,000.00 1,039.50 2.77 0.54
Hypothetical
(a)(b)
1,000.00 1,022.42 2.75 0.54
Nationwide Government Money Market Fund
Class R6 Shares
Actual
(a)
1,000.00 1,000.00 1.16 0.23
Hypothetical
(a)(b)
1,000.00 1,023.98 1.17 0.23
Investor Shares
Actual
(a)
1,000.00 1,000.00 1.16 0.23
Hypothetical
(a)(b)
1,000.00 1,023.98 1.17 0.23
Service Class Shares
Actual
(a)
1,000.00 1,000.00 1.16 0.23
Hypothetical
(a)(b)
1,000.00 1,023.98 1.17 0.23
Nationwide Inflation-Protected Securities Fund
Class A Shares
Actual
(a)
1,000.00 1,037.70 3.38 0.66
Hypothetical
(a)(b)
1,000.00 1,021.82 3.35 0.66
Class R6 Shares
Actual
(a)
1,000.00 1,039.30 1.54 0.30
Hypothetical
(a)(b)
1,000.00 1,023.63 1.53 0.30
Institutional Service Class Shares
Actual
(a)
1,000.00 1,039.10 2.20 0.43
Hypothetical
(a)(b)
1,000.00 1,022.97 2.19 0.43
Nationwide Loomis Core Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,029.20 4.08 0.80
Hypothetical
(a)(b)
1,000.00 1,021.11 4.06 0.80
Class C Shares
Actual
(a)
1,000.00 1,025.80 6.77 1.33
Hypothetical
(a)(b)
1,000.00 1,018.45 6.75 1.33
Class R6 Shares
Actual
(a)
1,000.00 1,030.20 2.45 0.48
Hypothetical
(a)(b)
1,000.00 1,022.72 2.44 0.48
Institutional Service Class Shares
Actual
(a)
1,000.00 1,029.00 3.72 0.73
Hypothetical
(a)(b)
1,000.00 1,021.47 3.71 0.73

Fixed Income Funds - October 31, 2020 - Shareholder Expense Example - 29
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Loomis Short-Term Bond Fund
Class A Shares
Actual
(a)
1,000.00 1,037.70 4.00 0.78
Hypothetical
(a)(b)
1,000.00 1,021.22 3.96 0.78
Class C Shares
Actual
(a)
1,000.00 1,035.50 6.60 1.29
Hypothetical
(a)(b)
1,000.00 1,018.65 6.55 1.29
Class R6 Shares
Actual
(a)
1,000.00 1,039.30 2.31 0.45
Hypothetical
(a)(b)
1,000.00 1,022.87 2.29 0.45
Institutional Service Class Shares
Actual
(a)
1,000.00 1,039.10 2.51 0.49
Hypothetical
(a)(b)
1,000.00 1,022.67 2.49 0.49
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2020 through
October 31, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

30 - Statement of Investments - October 31, 2020 - Nationwide Bond Fund
Asset-Backed Securities 17.5%
Principal
Amount ($) Value ($)
Airlines 1.4%
Air Canada Pass-Through
Trust, Series 2015-1, Class
B, 3.88%, 3/15/2023(a) 2,496,613 2,166,705
Continental Airlines Pass-
Through Trust, Series
2007-1, Class B, 6.90%,
4/19/2022 68,670 63,980
United Airlines Pass-Through
Trust
Series 2014-1, Class B,
4.75%, 4/11/2022 771,661 754,285
Series 2016-1, Class B,
3.65%, 1/7/2026 2,367,070 1,899,004
4,883,974
Automobiles 0.6%
OneMain Direct Auto
Receivables Trust, Series
2018-1A, Class A, 3.43%,
12/16/2024(a) 2,265,720 2,292,517
Home Equity 1.9%
Long Beach Mortgage
Loan Trust, Series 2005-
WL2, Class M2, 0.88%,
8/25/2035(b) 3,817,002 3,807,690
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
1.39%, 1/25/2036(b) 948,997 947,195
Soundview Home Loan Trust,
Series 2006-WF2, Class
M1, 0.37%, 12/25/2036(b) 2,027,750 2,010,362
Structured Asset Securities
Corp. Mortgage Pass-
Through Certificates, Series
2004-6XS, Class A6, 5.13%,
3/25/2034(c) 351 352
6,765,599
Other 13.6%
American Homes 4 Rent Trust
Series 2014-SFR3, Class A,
3.68%, 12/17/2036(a) 2,037,149 2,180,857
Series 2015-SFR2, Class A,
3.73%, 10/17/2052(a) 2,740,405 2,975,270
Apidos CLO XXII, Series
2015-22A, Class A1R,
1.28%, 4/20/2031(a)(b) 1,000,000 985,089
Ares LVI CLO Ltd., Series
2020-56A, Class A1, 0.00%,
10/25/2031(a)(b) 500,000 499,950
Bayview Opportunity Master
Fund IVa Trust, Series
2017-SPL5, Class B2,
4.50%, 6/28/2057(a)(b) 1,348,100 1,472,306
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BR,
1.99%, 6/9/2030(a)(b) 3,000,000 2,956,398
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 420,614 446,873
CVS Pass-Through Trust,
6.94%, 1/10/2030 1,511,594 1,838,259
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,425,126 1,488,081
Goodgreen , Series 2019-
2A, Class A, 2.76%,
4/15/2055(a) 1,595,393 1,628,946
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 156,902 165,068
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 210,596 221,779
Series 2015-1A, Class A,
3.84%, 9/21/2040(a) 908,416 953,246
Invitation Homes Trust, Series
2018-SFR3, Class A,
1.15%, 7/17/2037(a)(b) 1,832,919 1,832,919
Magnetite XXVIII Ltd., Series
2020-28A, Class A, 1.49%,
10/25/2031(a)(b) 2,000,000 1,996,606
Mill City Mortgage Loan Trust,
Series 2018-4, Class A1B,
3.50%, 4/25/2066(a)(b) 2,248,694 2,384,154
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class A,
1.55%, 1/19/2032(a)(b) 500,000 498,269
Neuberger Berman Loan
Advisers CLO 36 Ltd.,
Series 2020-36A, Class A,
1.34%, 4/20/2033(a)(b) 250,000 248,350
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class A,
1.53%, 10/20/2032(a)(b) 1,950,000 1,941,730
NRZ Advance Receivables
Trust
Series 2020-T3, Class AT3,
1.32%, 10/15/2052(a) 1,200,000 1,200,894
Series 2020-T3, Class BT3,
1.57%, 10/15/2052(a) 200,000 200,148
Series 2020-T2, Class AT2,
1.48%, 9/15/2053(a) 1,700,000 1,700,388
Series 2020-T2, Class BT2,
1.72%, 9/15/2053(a) 200,000 200,045
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1,533,008 1,639,583
Towd Point Mortgage Trust
Series 2015-6, Class M1,
3.75%, 4/25/2055(a)(b) 3,322,000 3,594,322
Series 2018-2, Class A1,
3.25%, 3/25/2058(a)(b) 456,084 476,504

Nationwide Bond Fund - October 31, 2020 - Statement of Investments - 31
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2019-1, Class A1,
3.75%, 3/25/2058(a)(b) 3,897,924 4,171,149
Series 2019-4, Class A1,
2.90%, 10/25/2059(a)(b) 1,560,844 1,652,831
Series 2019-4, Class A2,
3.25%, 10/25/2059(a)(b) 590,000 610,186
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 3,515,736 3,606,472
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 2,780,000 2,900,285
48,666,957
Total Asset-Backed Securities
(cost $62,517,259)
62,609,047
Collateralized Mortgage Obligations 6.7%
Alternative Loan Trust, Series
2007-2CB, Class 2A14,
5.75%, 3/25/2037 252,349 199,008
American Home Mortgage
Investment Trust, Series
2004-3, Class 6A1, 5.32%,
10/25/2034(c) 13,851 14,008
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 1,602,147 1,615,717
Chase Mortgage Finance
Corp., Series 2016-
SH2, Class M2, 3.75%,
12/25/2045(a)(b) 3,779,201 3,874,875
CHL Mortgage Pass-Through
Trust, Series 2005-15,
Class A7, 5.50%, 8/25/2035 65,984 54,267
Citigroup Mortgage Loan
Trust, Series 2015-
RP2, Class A1, 3.50%,
1/25/2053(a)(b) 622,588 652,605
FNMA REMICS
Series 2003-33, Class LB,
5.50%, 5/25/2023 149,026 154,665
Series 2009-42, Class AP,
4.50%, 3/25/2039 43,398 44,875
MASTR Alternative Loan
Trust, Series 2005-6, Class
1A5, 5.50%, 12/25/2035 194,054 174,055
Mill City Mortgage Loan Trust,
Series 2019-GS1, Class A1,
2.75%, 7/25/2059(a)(b) 1,382,652 1,433,424
New Residential Mortgage
Loan Trust
Series 2016-3A, Class A1,
3.75%, 9/25/2056(a)(b) 1,209,724 1,300,224
Series 2019-1A, Class A1,
4.00%, 9/25/2057(a)(b) 1,348,287 1,475,453
Series 2019-2A, Class A1,
4.25%, 12/25/2057(a)(b) 389,922 418,979
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2018-5A, Class A1,
4.75%, 12/25/2057(a)(b) 2,405,193 2,585,320
Series 2018-2A, Class A1,
4.50%, 2/25/2058(a)(b) 1,250,503 1,361,701
Series 2018-3A, Class A1,
4.50%, 5/25/2058(a)(b) 1,994,080 2,155,150
Series 2019-RPL2, Class
A1, 3.25%, 2/25/2059(a)(b) 3,367,077 3,591,413
RCO Trust, Series 2018-
VFS1, Class A1, 4.27%,
12/26/2053(a)(b) 1,393,855 1,394,104
Sequoia Mortgage Trust
Series 2017-CH1, Class A2,
3.50%, 8/25/2047(a)(b) 414,200 423,759
Series 2018-CH4, Class
A10, 4.50%, 10/25/2048(a)
(b) 263,309 264,315
Visio Trust, Series 2019-
2, Class A2, 2.92%,
11/25/2054(a)(b) 661,103 673,695
Total Collateralized Mortgage Obligations
(cost $23,109,354)
23,861,612
Commercial Mortgage-Backed Securities 4.0%
Aventura Mall Trust , Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 700,000 738,949
BANK , Series 2019-BN19,
Class A3, 3.18%, 8/15/2061 300,000 334,121
BBCMS Mortgage Trust
Series 2016-ETC, Class C,
3.39%, 8/14/2036(a) 6,300,000 5,184,293
Series 2018-C2, Class A5,
4.31%, 12/15/2051 800,000 942,077
Benchmark Mortgage Trust
Series 2018-B5, Class A4,
4.21%, 7/15/2051 700,000 822,794
Series 2019-B11, Class AS,
3.78%, 5/15/2052 730,000 832,959
Series 2019-B10, Class A4,
3.72%, 3/15/2062 1,000,000 1,148,831
Series 2019-B10, Class AM,
3.98%, 3/15/2062 700,000 800,125
CSAIL Commercial Mortgage
Trust , Series 2019-C15,
Class A4, 4.05%, 3/15/2052 550,000 632,993
GS Mortgage Securities Corp.
II , Series 2018-GS10, Class
A5, 4.16%, 7/10/2051(b) 510,000 591,374
Natixis Commercial Mortgage
Securities Trust , Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 400,000 438,240
UBS Commercial Mortgage
Trust
Series 2018-C9, Class A4,
4.12%, 3/15/2051(b) 860,000 985,681

32 - Statement of Investments - October 31, 2020 - Nationwide Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
UBS Commercial Mortgage
Trust
Series 2018-C10, Class A4,
4.31%, 5/15/2051 720,000 836,132
Total Commercial Mortgage-Backed
Securities
(cost $14,830,797) 14,288,569
Corporate Bonds 36.8%
Aerospace & Defense 1.3%
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027 1,125,000 1,223,735
Lockheed Martin Corp. ,
3.55%, 1/15/2026 1,100,000 1,243,484
Raytheon Technologies Corp. ,
4.13%, 11/16/2028 1,900,000 2,225,754
4,692,973
Automobiles 0.5%
Daimler Finance North
America LLC ,
2.13%, 3/10/2025(a) 1,750,000 1,819,650
Banks 3.7%
Bank of America Corp. ,
4.20%, 8/26/2024 1,000,000 1,114,456
Series L, 3.95%, 4/21/2025 1,750,000 1,953,616
(ICE LIBOR USD 3
Month + 1.58%), 3.82%,
1/20/2028(d) 2,000,000 2,258,566
(SOFR + 1.88%), 2.83%,
10/24/2051(d) 110,000 108,644
Citigroup, Inc. ,
4.45%, 9/29/2027 2,000,000 2,307,219
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(a) 1,350,000 1,347,900
Cooperatieve Rabobank UA ,
5.75%, 12/1/2043 600,000 846,407
HSBC Holdings plc ,
4.38%, 11/23/2026 1,000,000 1,122,011
JPMorgan Chase & Co. ,
Series I, (ICE LIBOR USD
3 Month + 3.47%), 3.68%,
1/30/2021(d)(e) 488,000 459,940
3.88%, 9/10/2024 500,000 553,519
4.95%, 6/1/2045 950,000 1,268,353
13,340,631
Beverages 0.8%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 850,000 952,807
4.90%, 2/1/2046 1,000,000 1,223,721
Bacardi Ltd. ,
5.30%, 5/15/2048(a) 500,000 634,614
2,811,142
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology 0.7%
AbbVie, Inc. ,
3.85%, 6/15/2024(a) 500,000 547,885
3.80%, 3/15/2025(a) 1,325,000 1,471,390
4.25%, 11/21/2049(a) 400,000 465,273
2,484,548
Building Products 0.0%
†
Johnson Controls International
plc ,
4.63%, 7/2/2044(c) 76,000 92,800
Capital Markets 2.1%
FMR LLC ,
4.95%, 2/1/2033(a) 925,000 1,235,426
Moody's Corp. ,
4.25%, 2/1/2029 1,867,000 2,217,820
Nuveen Finance LLC ,
4.13%, 11/1/2024(a) 3,230,000 3,639,934
S&P Global, Inc. ,
2.30%, 8/15/2060 425,000 379,483
7,472,663
Chemicals 0.3%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 600,000 655,718
Mosaic Co. (The) ,
5.63%, 11/15/2043 350,000 412,707
1,068,425
Commercial Services & Supplies 0.3%
Aramark Services, Inc. ,
5.00%, 2/1/2028(a) 950,000 958,417
Communications Equipment 0.3%
Motorola Solutions, Inc. ,
4.60%, 5/23/2029 1,000,000 1,174,344
Containers & Packaging 0.2%
Berry Global, Inc. ,
4.88%, 7/15/2026(a) 700,000 733,250
Diversified Financial Services 0.5%
HERO Funding Trust ,
Series 2015-3, Class A,
4.28%, 9/20/2041 870,569 924,553
Shell International Finance
BV ,
4.38%, 5/11/2045 750,000 893,713
1,818,266
Diversified Telecommunication Services 2.0%
AT&T, Inc. ,
4.10%, 2/15/2028 1,000,000 1,146,537
4.30%, 2/15/2030 1,981,000 2,308,818
2.75%, 6/1/2031 500,000 517,930
3.65%, 6/1/2051 250,000 244,936
CCO Holdings LLC ,
5.75%, 2/15/2026(a) 600,000 621,996
5.13%, 5/1/2027(a) 1,825,000 1,916,250
4.75%, 3/1/2030(a) 325,000 341,851
7,098,318

Nationwide Bond Fund - October 31, 2020 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 4.2%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 2,000,000 2,295,719
Appalachian Power Co. ,
3.40%, 6/1/2025 1,000,000 1,095,226
Entergy Arkansas LLC ,
4.00%, 6/1/2028 2,650,000 3,094,339
Evergy , Inc. ,
2.45%, 9/15/2024 2,250,000 2,384,331
Indiana Michigan Power Co. ,
3.85%, 5/15/2028 1,250,000 1,439,597
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 500,000 566,673
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 1,000,000 1,132,119
Public Service Co. of
Colorado ,
2.90%, 5/15/2025 3,000,000 3,226,038
15,234,042
Energy Equipment & Services 0.5%
Helmerich & Payne, Inc. ,
4.65%, 3/15/2025 1,575,000 1,728,272
Entertainment 0.6%
Walt Disney Co. (The) ,
2.65%, 1/13/2031 2,000,000 2,145,541
Equity Real Estate Investment Trusts (REITs) 1.8%
Corporate Office Properties
LP ,
2.25%, 3/15/2026 1,000,000 1,011,711
Lexington Realty Trust ,
2.70%, 9/15/2030 1,300,000 1,310,805
Piedmont Operating
Partnership LP ,
3.40%, 6/1/2023 1,500,000 1,550,934
4.45%, 3/15/2024 2,300,000 2,431,063
6,304,513
Food & Staples Retailing 0.2%
CVS Pass-Through Trust ,
7.51%, 1/10/2032(a) 688,942 850,259
Food Products 1.9%
Cargill, Inc. ,
3.25%, 5/23/2029(a) 1,775,000 1,966,422
Grupo Bimbo SAB de CV ,
3.88%, 6/27/2024(a) 825,000 896,659
Ingredion, Inc. ,
2.90%, 6/1/2030 1,750,000 1,876,147
J M Smucker Co. (The) ,
2.38%, 3/15/2030 1,500,000 1,548,006
Kraft Heinz Foods Co. ,
4.88%, 10/1/2049(a) 500,000 526,509
6,813,743
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. ,
4.70%, 3/1/2049 700,000 899,614
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 0.3%
CVS Health Corp. ,
4.30%, 3/25/2028 900,000 1,042,998
Household Durables 0.8%
Newell Brands, Inc. ,
4.70%, 4/1/2026(c) 2,850,000 3,035,250
Insurance 1.7%
MassMutual Global Funding II ,
3.40%, 3/8/2026(a) 2,000,000 2,245,872
1.55%, 10/9/2030(a) 500,000 491,579
Metropolitan Life Global
Funding I ,
3.45%, 12/18/2026(a) 2,875,000 3,271,287
6,008,738
IT Services 0.4%
Global Payments, Inc. ,
2.90%, 5/15/2030 1,500,000 1,592,814
Media 1.0%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 1,000,000 1,151,939
5.75%, 4/1/2048 350,000 435,198
Comcast Corp. ,
4.70%, 10/15/2048 1,000,000 1,336,320
Discovery Communications
LLC ,
5.30%, 5/15/2049 500,000 598,875
3,522,332
Metals & Mining 0.2%
Compass Minerals
International, Inc. ,
6.75%, 12/1/2027(a) 550,000 596,596
Multi-Utilities 2.2%
Black Hills Corp. ,
3.95%, 1/15/2026 1,750,000 1,941,671
3.15%, 1/15/2027 1,000,000 1,076,344
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 1,000,000 1,299,764
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 1,100,000 1,229,100
3.25%, 6/15/2026 2,000,000 2,203,724
7,750,603
Oil, Gas & Consumable Fuels 2.5%
Aker BP ASA ,
3.75%, 1/15/2030(a) 1,500,000 1,436,396
BP Capital Markets plc ,
3.51%, 3/17/2025 2,350,000 2,599,192
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 400,000 578,723
Energy Transfer Operating LP ,
4.20%, 4/15/2027 1,550,000 1,610,667
5.50%, 6/1/2027 1,000,000 1,108,357
Kinder Morgan, Inc. ,
4.30%, 3/1/2028 300,000 338,698
5.05%, 2/15/2046 500,000 560,516

34 - Statement of Investments - October 31, 2020 - Nationwide Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) ,
5.75%, 6/24/2044 725,000 834,813
9,067,362
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co. ,
4.25%, 10/26/2049 450,000 571,812
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 1,175,000 1,305,915
Takeda Pharmaceutical Co.
Ltd. ,
2.05%, 3/31/2030 1,250,000 1,256,191
Teva Pharmaceutical Finance
Netherlands III BV ,
2.80%, 7/21/2023 1,500,000 1,422,630
3.15%, 10/1/2026 1,500,000 1,320,000
5,876,548
Road & Rail 0.6%
Ashtead Capital, Inc. ,
4.25%, 11/1/2029(a) 752,000 802,572
Burlington Northern Santa Fe
LLC ,
3.00%, 4/1/2025 300,000 327,239
4.15%, 4/1/2045 1,000,000 1,215,942
2,345,753
Software 1.3%
Microsoft Corp. ,
3.30%, 2/6/2027 3,000,000 3,410,088
Oracle Corp. ,
2.95%, 4/1/2030 1,100,000 1,209,513
4,619,601
Specialty Retail 0.5%
Lowe's Cos., Inc. ,
1.70%, 10/15/2030 1,750,000 1,737,943
Technology Hardware, Storage & Peripherals 0.3%
Digital Equipment Corp. ,
7.75%, 4/1/2023 825,000 914,362
Thrifts & Mortgage Finance 0.5%
BPCE SA ,
5.70%, 10/22/2023(a) 1,500,000 1,683,157
Tobacco 0.6%
Reynolds American, Inc. ,
4.45%, 6/12/2025 1,850,000 2,089,646
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051(a) 825,000 795,845
Total Corporate Bonds
(cost $121,674,809)
132,220,959
Mortgage-Backed Securities 14.4%
Principal
Amount ($) Value ($)
FHLMC UMBS Pool#
SD8080 ,
2.00%, 6/1/2050 2,899,820
2,990,547
FNMA Pool
Pool# AM7838
3.56%, 2/1/2035 2,254,459 2,531,256
Pool# AM9070
3.77%, 8/1/2045 2,995,000 3,381,455
FNMA UMBS Pool
Pool# CA4488
2.50%, 7/1/2034 3,821,875 3,969,282
Pool# FM1776
3.00%, 10/1/2034 1,207,463 1,262,913
Pool# BC0180
4.00%, 1/1/2046 1,504,309 1,633,307
Pool# BC9003
3.00%, 11/1/2046 229,648 240,969
Pool# AS8483
3.00%, 12/1/2046 183,261 192,977
Pool# MA2863
3.00%, 1/1/2047 1,902,164 1,995,183
Pool# BM2003
4.00%, 10/1/2047 1,283,787 1,379,356
Pool# CA2208
4.50%, 8/1/2048 4,561,377 4,930,884
Pool# CA2469
4.00%, 10/1/2048 2,519,689 2,691,072
Pool# BN0906
4.00%, 11/1/2048 2,406,260 2,594,092
Pool# BP5843
2.50%, 5/1/2050 5,817,611 6,065,292
Pool# BP5783
3.00%, 5/1/2050 12,227,563 12,781,897
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 11/25/2050 3,000,000
3,092,930
Total Mortgage-Backed Securities
(cost $50,649,405)
51,733,412
Municipal Bonds 0.5%
California 0.2%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 500,000 764,675
District of Columbia 0.3%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 600,000 1,026,462
Total Municipal Bonds
(cost $1,328,238)
1,791,137
U.S. Treasury Obligations 12.6%
U.S. Treasury Inflation Linked
Notes, 0.13%, 1/15/2030 (f) 18,000,000 19,834,405

Nationwide Bond Fund - October 31, 2020 - Statement of Investments - 35
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.50%, 1/31/2021 500,000 502,859
2.25%, 10/31/2024 3,000,000 3,232,969
2.75%, 2/28/2025 3,500,000 3,865,039
2.63%, 1/31/2026 (g) 16,000,000 17,830,000
Total U.S. Treasury Obligations
(cost $43,855,399)
45,265,272
Total Investments
(cost $317,965,261) — 92.5%
331,770,008
Other assets in excess of
liabilities — 7.5% 27,062,134
NET ASSETS — 100.0%
$ 358,832,142
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$116,161,636 which represents 32.37% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2020.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at October 31, 2020.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2020.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2020. The maturity date reflects the next call date.
(f) Principal amounts are not adjusted for inflation.
(g) Security or a portion of the security was used to cover the margin requirement for futures contracts.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 173 12/2020 USD 38,205,969 3,640
U.S. Treasury Long Bond 585 12/2020 USD 100,894,219 (1,813,450)
U.S. Treasury Ultra Bond 24 12/2020 USD 5,160,000 (151,370)
(1,961,180)
Short Contracts
U.S. Treasury 5 Year Note (54) 12/2020 USD (6,782,485) 10,019
U.S. Treasury 10 Year Note (55) 12/2020 USD (7,602,031) 52,774
U.S. Treasury 10 Year Ultra Note (391) 12/2020 USD (61,496,969) 738,929
801,722
(1,159,458)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

36 - Statement of Investments - October 31, 2020 - Nationwide Core Plus Bond Fund
Asset-Backed Securities 2.0%
Principal
Amount ($) Value ($)
Airlines 0.1%
United Airlines Pass-Through
Trust, Series 2016-1, Class
B, 3.65%, 1/7/2026 785,880 630,480
Other 1.9%
Cedar Funding VII CLO Ltd.,
Series 2018-7A, Class A1,
1.22%, 1/20/2031(a)(b) 8,250,000 8,112,332
Diamond CLO Ltd., Series
2019-1A, Class A1, 1.81%,
4/25/2029(a)(b) 9,000,000 8,939,754
SBA Tower Trust, 3.87%,
10/8/2024(b) 5,000,000 5,297,534
22,349,620
Total Asset-Backed Securities
(cost $22,910,406)
22,980,100
Collateralized Mortgage Obligations 0.6%
FHLMC REMICS
Series 4039, Class ME,
2.00%, 12/15/2040 366,443 371,949
Series 4026, Class WJ,
2.75%, 8/15/2041 1,384,691 1,445,968
JP Morgan Mortgage Trust
Series 2017-5, Class A1A,
3.00%, 10/26/2048(a)(b) 4,224,053 4,249,116
Series 2019-3, Class A3,
4.00%, 9/25/2049(a)(b) 1,507,934 1,546,759
Total Collateralized Mortgage Obligations
(cost $7,485,370)
7,613,792
Commercial Mortgage-Backed Securities 3.7%
GNMA REMICS
Series 2018-17, Class MA,
2.60%, 5/1/2052 8,183,152 8,540,322
Series 2017-22, Class A,
2.50%, 8/16/2058 1,850,602 1,975,514
Series 2019-34, Class AL,
3.15%, 5/16/2059 6,712,674 7,020,567
Series 2018-28, Class AG,
2.60%, 8/16/2059(a) 12,067,577 12,489,628
Series 2019-131, Class AD,
2.50%, 8/16/2060 8,135,175 8,497,135
Series 2020-89, Class GA,
1.50%, 4/16/2062 4,826,214 4,746,777
Total Commercial Mortgage-Backed
Securities
(cost $42,458,956) 43,269,943
Corporate Bonds 52.5%
Principal
Amount ($) Value ($)
Aerospace & Defense 0.5%
Leidos , Inc. ,
4.38%, 5/15/2030(b) 1,800,000 2,094,462
TransDigm , Inc. ,
5.50%, 11/15/2027 4,000,000 3,899,800
5,994,262
Air Freight & Logistics 0.5%
FedEx Corp. ,
4.05%, 2/15/2048 4,800,000 5,516,989
Airlines 0.3%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 3,650,000 3,177,226
Auto Components 0.4%
Dana, Inc. ,
5.38%, 11/15/2027 5,000,000 5,162,500
Automobiles 0.5%
General Motors Co. ,
6.80%, 10/1/2027 1,500,000 1,839,754
Tesla, Inc. ,
5.30%, 8/15/2025(b) 4,150,000 4,293,703
6,133,457
Banks 3.8%
Citigroup, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.38%,
5/17/2024(c) 3,850,000 3,892,851
(ICE LIBOR USD 3 Month +
1.02%), 1.27%, 6/1/2024(c) 2,800,000 2,825,780
First Horizon National Corp. ,
4.00%, 5/26/2025 11,738,000 12,863,921
Mitsubishi UFJ Financial
Group, Inc. ,
3.85%, 3/1/2026 255,000 290,863
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3 Month +
0.61%), 0.86%, 9/8/2024(c) 11,000,000 10,995,635
National Westminster Bank
plc ,
Series C, (ICE LIBOR USD
3 Month + 0.25%), 0.51%,
11/28/2020(c)(d) 130,000 117,041
Royal Bank of Canada ,
(SOFR + 0.45%), 0.54%,
10/26/2023(c) 13,260,000 13,248,101
44,234,192
Biotechnology 1.3%
AbbVie, Inc. ,
4.05%, 11/21/2039(b) 1,965,000 2,244,253
Amgen, Inc. ,
3.20%, 11/2/2027 5,000,000 5,572,049
5.15%, 11/15/2041 3,875,000 5,167,941
5.38%, 5/15/2043 1,320,000 1,773,521
14,757,764

Nationwide Core Plus Bond Fund - October 31, 2020 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.3%
JELD-WEN, Inc. ,
4.88%, 12/15/2027(b) 1,000,000 1,032,500
Lennox International, Inc. ,
1.70%, 8/1/2027 2,000,000 1,997,314
3,029,814
Capital Markets 2.7%
BlackRock, Inc. ,
3.25%, 4/30/2029 7,445,000 8,512,161
Compass Group Diversified
Holdings LLC ,
8.00%, 5/1/2026(b) 1,000,000 1,051,430
Goldman Sachs Group, Inc.
(The) ,
(ICE LIBOR USD 3
Month + 1.60%), 1.86%,
11/29/2023(c) 4,631,000 4,767,556
Moody's Corp. ,
4.88%, 12/17/2048 5,383,000 7,158,363
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.40%), 1.61%,
10/24/2023(c) 1,500,000 1,526,662
7.25%, 4/1/2032 5,600,000 8,464,416
31,480,588
Chemicals 2.6%
Blue Cube Spinco LLC ,
9.75%, 10/15/2023 461,000 471,949
Chevron Phillips Chemical Co.
LLC ,
5.13%, 4/1/2025(b) 7,500,000 8,787,790
3.40%, 12/1/2026(b) 6,865,000 7,602,862
Cornerstone Chemical Co. ,
6.75%, 8/15/2024(b) 1,000,000 940,000
DuPont de Nemours, Inc. ,
(ICE LIBOR USD 3
Month + 1.11%), 1.39%,
11/15/2023(c) 4,110,000 4,160,159
FXI Holdings, Inc. ,
7.88%, 11/1/2024(b) 2,237,000 2,091,595
Methanex Corp. ,
5.13%, 10/15/2027 2,145,000 2,184,254
5.25%, 12/15/2029 3,250,000 3,292,985
29,531,594
Commercial Services & Supplies 0.6%
Cimpress plc ,
7.00%, 6/15/2026(b) 5,725,000 5,696,375
ILFC E-Capital Trust I ,
+ 1.55%, 14.50% Cap),
2.98%, 12/21/2065(b)(c) 1,800,000 944,802
6,641,177
Communications Equipment 0.0%
†
CommScope Technologies
LLC ,
6.00%, 6/15/2025(b) 113,000 112,026
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance 2.3%
Ally Financial, Inc. ,
1.45%, 10/2/2023 3,000,000 3,027,467
American Express Co. ,
3.00%, 10/30/2024 3,877,000 4,195,644
4.05%, 12/3/2042 2,890,000 3,577,660
Capital One Financial Corp. ,
(ICE LIBOR USD 3
Month + 0.72%), 0.93%,
1/30/2023(c) 3,000,000 3,001,258
Enova International, Inc. ,
8.50%, 9/1/2024(b) 40,000 36,700
8.50%, 9/15/2025(b) 2,000,000 1,840,000
Ford Motor Credit Co. LLC ,
5.09%, 1/7/2021 2,824,000 2,879,633
5.75%, 2/1/2021 500,000 503,900
4.06%, 11/1/2024 1,000,000 1,002,800
5.13%, 6/16/2025 1,000,000 1,042,290
4.13%, 8/17/2027 2,000,000 1,970,000
John Deere Capital Corp. ,
2.25%, 9/14/2026 3,025,000 3,260,262
26,337,614
Diversified Consumer Services 0.4%
Carriage Services, Inc. ,
6.63%, 6/1/2026(b) 2,150,000 2,259,779
Duke University ,
Series 2020, 2.68%,
10/1/2044 2,600,000 2,648,798
4,908,577
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026 2,500,000 2,790,360
GTP Acquisition Partners I
LLC ,
3.48%, 6/16/2025(b) 5,000,000 5,359,277
8,149,637
Diversified Telecommunication Services 1.2%
CCO Holdings LLC ,
4.50%, 5/1/2032(b) 1,500,000 1,548,750
CenturyLink, Inc. ,
Series S, 6.45%, 6/15/2021 1,614,000 1,648,297
Verizon Communications, Inc. ,
(ICE LIBOR USD 3
Month + 1.10%), 1.38%,
5/15/2025(c) 10,000,000 10,244,086
13,441,133
Electric Utilities 2.8%
Commonwealth Edison Co. ,
3.70%, 8/15/2028 2,090,000 2,428,696
Drax Finco plc ,
6.63%, 11/1/2025(b) 2,100,000 2,198,438
Duke Energy Carolinas LLC ,
4.00%, 9/30/2042 6,515,000 7,750,532
Duke Energy Florida LLC ,
3.80%, 7/15/2028 7,325,000 8,576,587
Entergy Arkansas LLC ,
4.20%, 4/1/2049 2,500,000 3,098,147

38 - Statement of Investments - October 31, 2020 - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Evergy , Inc. ,
2.45%, 9/15/2024 4,250,000 4,503,736
Florida Power & Light Co. ,
2.85%, 4/1/2025 1,750,000 1,902,962
Georgia Power Co. ,
4.30%, 3/15/2042 1,606,000 1,907,141
32,366,239
Electrical Equipment 0.8%
Hubbell, Inc. ,
3.15%, 8/15/2027 8,585,000 9,066,050
Electronic Equipment, Instruments & Components 2.4%
Corning, Inc. ,
7.25%, 8/15/2036 6,312,000 7,961,296
5.75%, 8/15/2040 3,000,000 3,899,875
Jabil, Inc. ,
3.00%, 1/15/2031 3,770,000 3,806,729
Keysight Technologies, Inc. ,
4.55%, 10/30/2024 10,584,000 11,943,023
27,610,923
Energy Equipment & Services 0.0%
†
Transocean Phoenix 2 Ltd. ,
7.75%, 10/15/2024(b) 36,000 32,760
Equity Real Estate Investment Trusts (REITs) 1.1%
Equinix , Inc. ,
1.80%, 7/15/2027 6,956,000 7,057,730
Omega Healthcare Investors,
Inc. ,
3.63%, 10/1/2029 3,000,000 3,022,844
Ventas Realty LP ,
4.00%, 3/1/2028 2,300,000 2,536,203
12,616,777
Food Products 0.3%
Chobani LLC ,
4.63%, 11/15/2028(b) 2,000,000 2,006,600
Post Holdings, Inc. ,
5.75%, 3/1/2027(b) 1,000,000 1,047,710
3,054,310
Health Care Equipment & Supplies 0.6%
Edwards Lifesciences Corp. ,
4.30%, 6/15/2028 3,000,000 3,543,129
Zimmer Biomet Holdings, Inc. ,
3.05%, 1/15/2026 3,000,000 3,266,829
6,809,958
Health Care Providers & Services 2.4%
Anthem, Inc. ,
5.10%, 1/15/2044 4,000,000 5,328,539
Cardinal Health, Inc. ,
3.08%, 6/15/2024 1,495,000 1,607,692
CVS Health Corp. ,
3.00%, 8/15/2026 2,000,000 2,177,523
6.25%, 6/1/2027 4,000,000 5,039,549
HCA, Inc. ,
4.50%, 2/15/2027 4,135,000 4,676,754
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Laboratory Corp. of America
Holdings ,
3.25%, 9/1/2024 8,210,000 8,927,553
27,757,610
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ,
3.50%, 7/1/2027 1,700,000 1,923,570
4.60%, 5/26/2045 3,000,000 3,721,629
Royal Caribbean Cruises Ltd. ,
9.13%, 6/15/2023(b) 2,000,000 2,082,500
7.50%, 10/15/2027 1,973,000 1,716,510
Scientific Games International,
Inc. ,
8.25%, 3/15/2026(b) 3,855,000 3,903,188
VOC Escrow Ltd. ,
5.00%, 2/15/2028(b) 2,300,000 1,990,351
Wyndham Destinations, Inc. ,
6.60%, 10/1/2025(e) 7,272,000 7,744,680
23,082,428
Household Durables 0.2%
NVR, Inc. ,
3.95%, 9/15/2022 1,994,000 2,101,522
Household Products 0.3%
Central Garden & Pet Co. ,
6.13%, 11/15/2023 3,694,000 3,755,690
Industrial Conglomerates 1.6%
3M Co. ,
3.05%, 4/15/2030 1,750,000 1,971,506
General Electric Co. ,
(ICE LIBOR USD 3
Month + 1.00%), 1.25%,
3/15/2023(c) 5,000,000 5,007,598
7.50%, 8/21/2035 1,680,000 2,253,739
6.88%, 1/10/2039 6,000,000 7,914,982
Trane Technologies Global
Holding Co. Ltd. ,
4.30%, 2/21/2048 1,000,000 1,196,132
18,343,957
Insurance 1.2%
Athene Holding Ltd. ,
6.15%, 4/3/2030 1,255,000 1,498,220
Fidelity National Financial,
Inc. ,
4.50%, 8/15/2028 4,500,000 5,152,560
Globe Life, Inc. ,
7.88%, 5/15/2023 2,975,000 3,473,403
Sompo International Holdings
Ltd. ,
4.70%, 10/15/2022 4,052,000 4,286,986
14,411,169
Interactive Media & Services 0.4%
Alphabet, Inc. ,
1.90%, 8/15/2040 1,900,000 1,786,015
Tencent Holdings Ltd. ,
3.60%, 1/19/2028(b) 1,000,000 1,092,146

Nationwide Core Plus Bond Fund - October 31, 2020 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Twitter, Inc. ,
3.88%, 12/15/2027(b) 2,000,000 2,097,600
4,975,761
Internet & Direct Marketing Retail 0.4%
eBay, Inc. ,
2.75%, 1/30/2023 4,649,000 4,860,199
IT Services 0.2%
DXC Technology Co. ,
4.13%, 4/15/2025 2,500,000 2,691,553
Leisure Products 0.1%
Mattel, Inc. ,
5.88%, 12/15/2027(b) 1,250,000 1,356,250
Machinery 0.5%
BCD Acquisition, Inc. ,
9.63%, 9/15/2023(b) 4,372,000 4,377,465
Terex Corp. ,
5.63%, 2/1/2025(b) 1,450,000 1,453,625
5,831,090
Media 1.4%
Comcast Cable
Communications Holdings,
Inc. ,
9.46%, 11/15/2022 4,050,000 4,796,927
Comcast Cable Holdings LLC ,
9.88%, 6/15/2022 1,165,000 1,323,878
Comcast Corp. ,
3.95%, 10/15/2025 8,350,000 9,566,932
Fox Corp. ,
3.05%, 4/7/2025 1,000,000 1,089,024
16,776,761
Metals & Mining 0.5%
Alcoa Nederland Holding BV ,
6.75%, 9/30/2024(b) 20,000 20,625
Allegheny Ludlum LLC ,
6.95%, 12/15/2025 2,000,000 2,000,000
First Quantum Minerals Ltd. ,
6.88%, 10/15/2027(b) 2,000,000 1,990,000
Kaiser Aluminum Corp. ,
6.50%, 5/1/2025(b) 2,100,000 2,226,000
6,236,625
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Starwood Property Trust, Inc. ,
3.63%, 2/1/2021 5,645,000 5,645,564
Multiline Retail 0.8%
Dillard's, Inc. ,
7.75%, 7/15/2026 4,595,000 4,936,231
Nordstrom, Inc. ,
8.75%, 5/15/2025(b) 2,000,000 2,190,374
4.38%, 4/1/2030 2,750,000 2,107,887
9,234,492
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities 0.8%
Dominion Energy, Inc. ,
Series D, (ICE LIBOR USD
3 Month + 0.53%), 0.77%,
9/15/2023(c) 5,000,000 5,012,554
Series C, 3.38%, 4/1/2030 3,350,000 3,769,373
8,781,927
Oil, Gas & Consumable Fuels 4.3%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 3,500,000 3,870,830
Enviva Partners LP ,
6.50%, 1/15/2026(b) 2,500,000 2,637,500
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(b) 3,300,000 3,283,500
HollyFrontier Corp. ,
5.88%, 4/1/2026 8,000,000 8,433,796
Marathon Petroleum Corp. ,
5.00%, 9/15/2054 1,450,000 1,404,374
NuStar Logistics LP ,
6.00%, 6/1/2026 1,593,000 1,573,087
ONEOK Partners LP ,
6.85%, 10/15/2037 3,793,000 4,237,377
PBF Holding Co. LLC ,
7.25%, 6/15/2025 2,250,000 940,781
Phillips 66 ,
3.70%, 4/6/2023 2,000,000 2,139,994
Tengizchevroil Finance Co.
International Ltd. ,
4.00%, 8/15/2026(b) 3,000,000 3,191,100
TransCanada PipeLines Ltd. ,
6.20%, 10/15/2037 1,565,000 2,109,929
Valero Energy Corp. ,
(ICE LIBOR USD 3
Month + 1.15%), 1.40%,
9/15/2023(c) 5,000,000 4,996,541
2.85%, 4/15/2025 1,900,000 1,946,016
8.75%, 6/15/2030 2,500,000 3,296,910
7.50%, 4/15/2032 2,641,000 3,403,763
Williams Cos., Inc. (The) ,
5.40%, 3/4/2044 2,000,000 2,182,412
49,647,910
Paper & Forest Products 0.3%
Louisiana-Pacific Corp. ,
4.88%, 9/15/2024 3,000,000 3,078,000
Pharmaceuticals 0.4%
Bausch Health Cos., Inc. ,
5.00%, 1/30/2028(b) 1,500,000 1,482,570
Pfizer, Inc. ,
3.60%, 9/15/2028 3,070,000 3,584,221
5,066,791
Professional Services 0.3%
ASGN, Inc. ,
4.63%, 5/15/2028(b) 3,000,000 3,084,870

40 - Statement of Investments - October 31, 2020 - Nationwide Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Real Estate Management & Development 0.3%
Forestar Group, Inc. ,
5.00%, 3/1/2028(b) 2,500,000 2,481,800
Ohana Military Communities
LLC ,
5.78%, 10/1/2036(b) 1,000,000 1,344,420
3,826,220
Road & Rail 0.2%
Ashtead Capital, Inc. ,
5.25%, 8/1/2026(b) 2,000,000 2,117,500
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc. ,
2.25%, 11/15/2023 10,280,000 10,678,471
4.70%, 4/15/2025 2,000,000 2,272,667
NVIDIA Corp. ,
3.20%, 9/16/2026 592,000 665,145
NXP BV ,
2.70%, 5/1/2025(b) 2,000,000 2,128,917
15,745,200
Software 1.8%
Citrix Systems, Inc. ,
4.50%, 12/1/2027 4,000,000 4,548,502
Infor, Inc. ,
1.75%, 7/15/2025(b) 2,000,000 2,056,403
Oracle Corp. ,
2.80%, 4/1/2027 4,720,000 5,138,400
VMware, Inc. ,
4.50%, 5/15/2025 8,000,000 9,055,471
20,798,776
Specialty Retail 2.2%
AutoZone, Inc. ,
4.00%, 4/15/2030 2,000,000 2,330,911
Carvana Co. ,
5.63%, 10/1/2025(b) 3,000,000 2,955,000
5.88%, 10/1/2028(b) 3,630,000 3,585,387
Foot Locker, Inc. ,
8.50%, 1/15/2022 6,790,000 7,197,400
Home Depot, Inc. (The) ,
3.30%, 4/15/2040 1,885,000 2,130,705
O'Reilly Automotive, Inc. ,
4.20%, 4/1/2030 1,180,000 1,395,015
Ross Stores, Inc. ,
4.70%, 4/15/2027 3,517,000 4,123,078
Tractor Supply Co. ,
1.75%, 11/1/2030 2,000,000 1,959,156
25,676,652
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
2.85%, 5/11/2024 4,501,000 4,835,377
Seagate HDD Cayman ,
4.13%, 1/15/2031(b) 500,000 538,209
5,373,586
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
4.13%, 7/15/2027 2,070,000 2,106,272
Corporate Bonds
Principal
Amount ($) Value ($)
Trading Companies & Distributors 0.6%
Fortress Transportation &
Infrastructure Investors LLC ,
6.75%, 3/15/2022(b) 4,000,000 3,969,850
Herc Holdings, Inc. ,
5.50%, 7/15/2027(b) 3,000,000 3,084,375
7,054,225
Water Utilities 0.4%
American Water Capital Corp. ,
2.95%, 9/1/2027 4,583,000 5,030,985
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 2,000,000 2,191,220
Total Corporate Bonds
(cost $579,344,069)
606,806,372
Mortgage-Backed Securities 23.5%
FHLMC Gold Pool
Pool# J14732
4.00%, 3/1/2026 21 22
Pool# C91768
3.50%, 7/1/2034 4,039,386 4,360,655
Pool# G30692
3.50%, 8/1/2034 5,081,322 5,487,321
Pool# G30782
3.50%, 2/1/2035 1,447,102 1,558,079
Pool# C91846
3.00%, 9/1/2035 1,398,313 1,476,751
Pool# C91859
3.50%, 12/1/2035 1,456,434 1,572,834
Pool# C91868
3.50%, 4/1/2036 3,657,097 3,938,316
Pool# Q10392
3.50%, 8/1/2042 2,286,303 2,474,019
Pool# G08541
3.50%, 8/1/2043 3,267,268 3,534,787
Pool# G08554
3.50%, 10/1/2043 1,860,248 2,010,598
Pool# G08588
4.00%, 5/1/2044 1,422,570 1,549,507
Pool# G08702
3.50%, 4/1/2046 7,903,046 8,490,226
Pool# G08721
3.00%, 9/1/2046 5,217,778 5,474,260
Pool# G08726
3.00%, 10/1/2046 7,636,376 8,011,792
FHLMC UMBS Pool
Pool# RB5076
2.00%, 8/1/2040 12,371,698 12,779,157
Pool# SD0040
3.00%, 7/1/2049 5,746,091 5,995,691
Pool# SD8016
3.00%, 10/1/2049 12,391,495 12,935,440
Pool# SD8037
2.50%, 1/1/2050 17,072,696 17,799,554
Pool# SD8036
3.00%, 1/1/2050 3,762,850 3,927,941

Nationwide Core Plus Bond Fund - October 31, 2020 - Statement of Investments - 41
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8090
2.00%, 9/1/2050 6,938,951 7,156,050
Pool# SD8092
3.00%, 9/1/2050 12,855,267 13,513,273
Pool# SD8098
2.00%, 10/1/2050 10,752,686 11,089,105
FNMA UMBS Pool
Pool# MA2124
3.00%, 12/1/2029 806,579 845,025
Pool# AL6591
3.00%, 9/1/2033 3,926,288 4,151,152
Pool# MA1608
3.50%, 10/1/2033 4,900,288 5,290,708
Pool# MA1982
3.50%, 8/1/2034 5,890,413 6,297,225
Pool# MA2610
3.00%, 5/1/2036 5,598,930 5,907,497
Pool# MA3697
3.00%, 7/1/2039 5,529,647 5,770,652
Pool# AE0311
3.50%, 8/1/2040 3,787,627 4,090,841
Pool# AB1845
4.00%, 11/1/2040 4,106,008 4,507,490
Pool# AJ9278
3.50%, 12/1/2041 4,149,044 4,485,888
Pool# AW8165
4.00%, 1/1/2042 3,037,986 3,334,019
Pool# AJ8414
4.00%, 2/1/2042 2,582,175 2,845,622
Pool# AU2592
3.50%, 8/1/2043 2,360,613 2,563,025
Pool# AX4312
3.50%, 2/1/2045 1,968,161 2,104,752
Pool# AZ7353
3.50%, 11/1/2045 3,063,411 3,269,029
Pool# AS6408
3.50%, 1/1/2046 4,839,650 5,164,793
Pool# AS8583
3.50%, 1/1/2047 8,206,590 8,696,182
Pool# MA3088
4.00%, 8/1/2047 2,130,433 2,287,871
Pool# CA1191
3.50%, 11/1/2047 5,508,592 5,834,037
Pool# MA3691
3.00%, 7/1/2049 9,066,919 9,459,915
Pool# MA3744
3.00%, 8/1/2049 5,494,676 5,733,745
Pool# MA3870
2.50%, 12/1/2049 8,009,292 8,350,282
Pool# MA3905
3.00%, 1/1/2050 6,851,088 7,150,576
Pool# BP8608
2.50%, 6/1/2050 16,985,336 17,708,476
Pool# BP7293
2.50%, 8/1/2050 9,958,322 10,382,291
Total Mortgage-Backed Securities
(cost $264,044,818)
271,366,471
Municipal Bonds 1.1%
Principal
Amount ($) Value ($)
California 0.5%
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
A, 3.47%, 11/1/2043 5,000,000 5,242,000
Virginia 0.6%
Montgomery County
Economic Development
Authority, RB, Series B,
3.04%, 6/1/2033 1,000,000 1,068,480
Virginia College Building
Authority, RB, Series B,
2.17%, 2/1/2034 6,215,000 6,092,005
7,160,485
Total Municipal Bonds
(cost $12,271,911)
12,402,485
U.S. Treasury Obligations 12.7%
U.S. Treasury Bonds
1.13%, 8/15/2040 13,500,000 12,787,031
1.25%, 5/15/2050 22,250,000 20,087,578
U.S. Treasury Notes
1.88%, 3/31/2022 15,000,000 15,366,797
2.75%, 2/15/2024 15,000,000 16,241,016
2.38%, 8/15/2024 10,000,000 10,792,187
2.50%, 1/31/2025 5,000,000 5,460,352
2.00%, 11/15/2026 12,500,000 13,587,891
0.50%, 4/30/2027 16,535,000 16,436,823
1.63%, 8/15/2029 17,370,000 18,598,113
0.63%, 5/15/2030 12,500,000 12,234,375
0.63%, 8/15/2030 5,000,000 4,883,594
Total U.S. Treasury Obligations
(cost $146,392,210)
146,475,757
Preferred Stocks 0.7%
Shares
Consumer Finance 0.0%
†
SquareTwo Financial Canada
Corp., 0.00%, *^∞(f)(g) 355 0
Insurance 0.5%
Enstar Group Ltd., 7.00%,
3/1/2024(f) 140,000 3,696,000
Maiden Holdings North
America Ltd., 7.75%,
12/1/2043(f) 75,000 1,641,750
PartnerRe Ltd., 7.25%,
4/29/2021(f) 31,383 820,038
6,157,788
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Two Harbors Investment
Corp., (ICE LIBOR USD 3
Month + 5.35%), 7.63%,
7/27/2027(c)(f) 100,000 2,052,000

42 - Statement of Investments - October 31, 2020 - Nationwide Core Plus Bond Fund
Preferred Stocks
Shares Value ($)
Thrifts & Mortgage Finance 0.0%
†
FHLMC, (ICE LIBOR
USD 3 Month + 4.16%,
7.88% Floor), 8.38%,
12/31/2022(c)(f) 35,000 283,500
Total Preferred Stocks
(cost $9,567,324)
8,493,288
Total Investments
(cost $1,084,475,064) — 96.8%
1,119,408,208
Other assets in excess of
liabilities — 3.2% 36,800,656
NET ASSETS — 100.0%
$ 1,156,208,864
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2020.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$146,280,052 which represents 12.65% of net assets.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2020.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on October 31, 2020. The maturity date reflects the next call date.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at October 31, 2020.
(f) The date shown reflects the next call date on which the
issuer may redeem the security at par value. The coupon
rate for this security is based on par value and is currently in effect as of October 31, 2020.
(g) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Government Money Market Fund - October 31, 2020 - Statement of Investments - 43
U.S. Government Agency Securities 29.4%
Principal
Amount ($) Value ($)
FFCB
(ICE LIBOR USD 1
Month + 0.00%), 0.15%,
11/13/2020(a) 2,500,000 2,500,000
(ICE LIBOR USD 1
Month + 0.01%), 0.17%,
11/27/2020(a) 1,250,000 1,249,998
(US Federal Funds Effective
Rate (continuous series) +
0.13%), 0.22%, 3/8/2021(a) 1,000,000 999,983
(SOFR + 0.12%), 0.21%,
3/18/2021(a) 1,500,000 1,500,000
(SOFR + 0.08%), 0.17%,
6/10/2021(a) 500,000 500,000
(SOFR + 0.08%), 0.17%,
7/9/2021(a) 600,000 600,000
(SOFR + 0.08%), 0.17%,
9/13/2021(a) 1,500,000 1,500,000
(SOFR + 0.30%), 0.40%,
9/24/2021(a) 3,000,000 3,000,000
(SOFR + 0.18%), 0.27%,
5/27/2022(a) 1,500,000 1,500,000
(SOFR + 0.09%), 0.18%,
10/7/2022(a) 3,500,000 3,500,000
FHLB
(ICE LIBOR USD 1 Month -
0.04%), 0.10%, 11/4/2020(a) 1,500,000 1,500,000
(ICE LIBOR USD 3 Month -
0.12%), 0.14%, 11/5/2020(a) 2,500,000 2,500,000
(ICE LIBOR USD 1
Month + 0.00%), 0.15%,
11/16/2020(a) 3,000,000 3,000,000
(ICE LIBOR USD 1 Month -
0.04%), 0.11%, 11/20/2020(a) 3,000,000 3,000,000
(SOFR + 0.02%), 0.11%,
12/8/2020(a) 15,000,000 15,000,000
(ICE LIBOR USD 1
Month - 0.04%), 0.11%,
12/18/2020(a) 1,250,000 1,250,000
(SOFR + 0.10%), 0.19%,
12/23/2020(a) 1,500,000 1,500,000
(SOFR + 0.02%), 0.11%,
12/24/2020(a) 10,000,000 10,000,000
(SOFR + 0.05%), 0.14%,
1/22/2021(a) 1,000,000 1,000,000
(ICE LIBOR USD 1 Month -
0.05%), 0.11%, 1/27/2021(a) 3,000,000 3,000,000
(SOFR + 0.05%), 0.14%,
1/28/2021(a) 2,000,000 2,000,000
(SOFR + 0.02%), 0.11%,
1/29/2021(a) 25,000,000 25,000,000
(SOFR + 0.02%), 0.11%,
2/12/2021(a) 7,000,000 7,000,000
(SOFR + 0.10%), 0.19%,
2/22/2021(a) 1,500,000 1,500,000
(SOFR + 0.04%), 0.13%,
2/25/2021(a) 2,000,000 2,000,000
(SOFR + 0.07%), 0.16%,
2/26/2021(a) 1,100,000 1,100,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.14%), 0.23%,
3/10/2021(a) 1,000,000 1,000,000
(ICE LIBOR USD 1 Month +
0.04%), 0.19%, 3/17/2021(a) 1,500,000 1,500,000
(ICE LIBOR USD 1 Month +
0.02%), 0.17%, 3/19/2021(a) 3,000,000 3,000,000
(SOFR + 0.17%), 0.26%,
4/9/2021(a) 1,200,000 1,200,000
(SOFR + 0.23%), 0.32%,
4/13/2021(a) 3,000,000 3,000,000
(ICE LIBOR USD 1 Month -
0.03%), 0.12%, 4/16/2021(a) 2,000,000 2,000,000
(SOFR + 0.08%), 0.17%,
6/11/2021(a) 2,000,000 2,000,000
(SOFR + 0.08%), 0.17%,
7/8/2021(a) 2,000,000 2,000,000
(SOFR + 0.08%), 0.17%,
7/23/2021(a) 1,500,000 1,500,000
(SOFR + 0.15%), 0.24%,
9/3/2021(a) 2,000,000 2,000,000
(SOFR + 0.12%), 0.21%,
2/10/2022(a) 1,000,000 1,000,000
(SOFR + 0.08%), 0.17%,
2/18/2022(a) 8,000,000 8,000,000
(SOFR + 0.12%), 0.21%,
2/28/2022(a) 3,500,000 3,500,000
(SOFR + 0.09%), 0.18%,
10/5/2022(a) 3,000,000 3,000,000
FHLB Discount Notes
0.12%, 12/11/2020 12,000,000 11,998,467
0.42%, 12/14/2020 3,000,000 2,998,495
0.52%, 1/8/2021 5,000,000 4,995,089
0.45%, 3/8/2021 1,000,000 998,412
0.40%, 3/9/2021 1,200,000 1,198,293
0.40%, 3/19/2021 1,500,000 1,497,700
0.35%, 4/1/2021 1,500,000 1,497,798
FHLMC
(SOFR + 0.03%), 0.12%,
2/24/2021(a) 3,000,000 3,000,000
(SOFR + 0.06%), 0.15%,
6/14/2021(a) 4,000,000 4,000,000
(SOFR + 0.27%), 0.36%,
6/24/2021(a) 3,000,000 3,000,000
FNMA
(SOFR + 0.04%), 0.13%,
12/4/2020(a) 750,000 750,000
(SOFR + 0.04%), 0.13%,
1/29/2021(a) 750,000 750,000
(SOFR + 0.29%), 0.38%,
10/4/2021(a) 2,500,000 2,500,000
(SOFR + 0.31%), 0.41%,
10/25/2021(a) 1,800,000 1,800,000
(SOFR + 0.17%), 0.26%,
3/9/2022(a) 1,500,000 1,500,000
(SOFR + 0.32%), 0.41%,
4/27/2022(a) 3,000,000 3,000,000
(SOFR + 0.32%), 0.41%,
4/28/2022(a) 1,500,000 1,500,000

44 - Statement of Investments - October 31, 2020 - Nationwide Government Money Market Fund
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
(SOFR + 0.27%), 0.36%,
5/4/2022(a) 3,000,000 3,000,000
(SOFR + 0.23%), 0.32%,
5/6/2022(a) 2,100,000 2,100,000
(SOFR + 0.22%), 0.31%,
5/9/2022(a) 2,000,000 2,000,000
(SOFR + 0.19%), 0.29%,
5/27/2022(a) 1,400,000 1,399,777
(SOFR + 0.18%), 0.27%,
6/3/2022(a) 2,000,000 2,000,000
Total U.S. Government Agency Securities
(cost $189,384,012)
189,384,012
U.S. Treasury Obligations 44.6%
U.S. Treasury Bills
0.09%, 11/3/2020 50,000,000 49,999,743
0.15%, 11/5/2020 10,000,000 9,999,833
0.09%, 11/10/2020 32,000,000 31,999,280
0.16%, 11/12/2020 11,000,000 10,999,479
0.09%, 11/19/2020 12,000,000 11,999,460
0.16%, 11/27/2020 2,500,000 2,499,711
0.09%, 12/3/2020 12,000,000 11,999,040
0.11%, 12/22/2020 22,000,000 21,996,494
0.10%, 1/5/2021 24,000,000 23,995,775
0.11%, 1/12/2021 12,000,000 11,997,360
0.10%, 1/28/2021 29,000,000 28,993,088
0.12%, 2/18/2021 12,000,000 11,995,731
0.12%, 3/4/2021 12,000,000 11,995,285
U.S. Treasury Notes
1.67%, 11/15/2020 5,000,000 5,001,795
1.57%, 11/30/2020 3,500,000 3,503,241
1.59%, 12/31/2020 1,500,000 1,502,176
0.37%, 1/15/2021 750,000 752,488
(US Treasury 3 Month
Bill Money Market Yield +
0.12%), 0.26%, 1/31/2021(a) 14,000,000 13,998,683
0.46%, 1/31/2021 1,000,000 1,002,261
0.85%, 2/15/2021 2,000,000 2,008,016
1.25%, 2/28/2021 500,000 499,814
1.37%, 2/28/2021 1,000,000 1,003,723
0.44%, 3/15/2021 1,500,000 1,510,749
0.36%, 4/15/2021 2,000,000 2,018,285
(US Treasury 3 Month
Bill Money Market Yield +
0.14%), 0.24%, 4/30/2021(a) 2,500,000 2,499,981
(US Treasury 3 Month
Bill Money Market
Yield + 0.30%), 0.37%,
10/31/2021(a) 1,650,000 1,650,538
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 0.26%, 1/31/2022(a) 1,000,000 1,000,000
(US Treasury 3 Month
Bill Money Market Yield +
0.06%), 0.16%, 7/31/2022(a) 9,000,000 9,000,794
Total U.S. Treasury Obligations
(cost $287,422,823) 287,422,823
Repurchase Agreements 25.0%
Principal
Amount ($) Value ($)
Banco Santander SA, 0.09%,
dated 10/30/2020, due
11/2/2020, repurchase
price $62,000,465,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 4.50%, maturing
7/1/2040 - 11/1/2049; total
market value $63,240,000.
(b) 62,000,000 62,000,000
Barclays Capital, Inc., 0.07%,
dated 10/30/2020, due
11/2/2020, repurchase
price $19,000,111,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.75%, maturing
3/31/2022 - 8/15/2045;
total market value
$19,380,001.(b) 19,000,000 19,000,000
MUFG Securities Ltd.,
0.09%, dated 10/30/2020,
due 11/2/2020, repurchase
price $35,000,263,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
3.00%, maturing 3/4/2021
- 10/1/2049; total market
value $35,700,001.(b) 35,000,000 35,000,000
RBC Dominion Securities,
Inc., 0.09%, dated
10/30/2020, due 11/2/2020,
repurchase price
$20,000,150, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.63% - 6.00%, maturing
1/15/2026 - 9/20/2050;
total market value
$20,400,041.(b) 20,000,000 20,000,000

Nationwide Government Money Market Fund - October 31, 2020 - Statement of Investments - 45
Repurchase Agreements
Principal
Amount ($) Value ($)
Royal Bank of Canada,
0.09%, dated 10/30/2020,
due 11/2/2020, repurchase
price $25,000,188,
collateralized by U.S.
Government Agency
Securities, ranging from
2.00% - 6.55%, maturing
6/25/2035 - 10/20/2050;
total market value
$25,574,830.(b) 25,000,000 25,000,000
Total Repurchase Agreements
(cost $161,000,000) 161,000,000
Total Investments
(cost $637,806,835) — 99.0% 637,806,835
Other assets in excess of liabilities — 1.0% 6,295,499
NET ASSETS — 100.0%
$644,102,334
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2020.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
SOFR Secured Overnight Financing Rate
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

46 - Statement of Investments - October 31, 2020 - Nationwide Inflation-Protected Securities Fund
Asset-Backed Securities 5.4%
Principal
Amount ($) Value ($)
Other 5.4%
CCG Receivables Trust,
Series 2019-1, Class A2,
2.80%, 9/14/2026(a) 3,870,153 3,935,100
New Residential Advance
Receivables Trust Advance
Receivables Backed
Series 2020-T1, Class AT1,
1.43%, 8/15/2053(a) 1,900,000 1,901,545
Series 2020-T1, Class BT1,
1.82%, 8/15/2053(a) 250,000 250,864
Series 2020-T1, Class CT1,
2.27%, 8/15/2053(a) 250,000 250,856
NRZ Advance Receivables
Trust, Series 2020-
T3, Class AT3, 1.32%,
10/15/2052(a) 400,000 400,298
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 1,290,000 1,289,682
Towd Point Mortgage Trust
Series 2018-6, Class A2,
3.75%, 3/25/2058(a)(b) 2,800,000 2,998,238
Series 2018-3, Class A2,
3.88%, 5/25/2058(a)(b) 2,820,000 3,000,193
Total Asset-Backed Securities
(cost $14,062,330)
14,026,776
Collateralized Mortgage Obligations 0.7%
FHLMC REMICS
Series 1684, Class I, 6.50%,
3/15/2024 77,359 82,477
Series 2296, Class H,
6.50%, 3/15/2031 14 15
FNMA REMICS
Series 1993-16, Class Z,
7.50%, 2/25/2023 3,899 4,077
Series 1993-226, Class PK,
6.00%, 12/25/2023 37,793 39,673
Series 2013-59, Class MX,
2.50%, 9/25/2042 1,507,762 1,568,617
Total Collateralized Mortgage Obligations
(cost $1,647,141)
1,694,859
Commercial Mortgage-Backed Security 0.1%
FNMA REMICS, Series
1998-73, Class MZ, 6.30%,
10/17/2038 146,076 146,038
Total Commercial Mortgage-Backed Security
(cost $146,653) 146,038
Mortgage-Backed Securities 0.9%
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 874982
6.81%, 11/1/2025 1,420,843 1,603,226
Pool# 773298
3.78%, 4/1/2035(b) 471,801 472,121
Pool# 745769
2.97%, 7/1/2036(b) 170,000 171,856
Pool# 813605
3.67%, 7/1/2036(b) 64,266 64,382
Total Mortgage-Backed Securities
(cost $2,167,125)
2,311,585
U.S. Government Agency Securities 4.1%
FFCB, 2.43%, 9/13/2027 3,000,000 3,335,959
FHLB
5.37%, 9/9/2024 2,615,000 3,113,827
3.00%, 3/12/2027 2,000,000 2,287,873
Ukraine Government AID
Bond, 1.47%, 9/29/2021 2,000,000 2,021,763
Total U.S. Government Agency Securities
(cost $10,968,411)
10,759,422
U.S. Treasury Obligations 87.7%
U.S. Treasury Inflation Linked
Bonds
2.38%, 1/15/2025 (c) 11,300,000 17,935,239
1.75%, 1/15/2028 (c) 4,800,000 7,173,379
3.63%, 4/15/2028 (c) 5,000,000 10,882,314
2.50%, 1/15/2029 (c) 4,750,000 7,419,885
3.88%, 4/15/2029 (c) 3,300,000 7,408,181
2.13%, 2/15/2041 (c) 7,375,000 13,327,091
0.75%, 2/15/2042 (c) 11,750,000 16,625,477
0.63%, 2/15/2043 (c) 15,350,000 20,877,730
0.75%, 2/15/2045 (c) 1,000,000 1,370,328
0.88%, 2/15/2047 (c) 5,000,000 6,967,615
U.S. Treasury Inflation Linked
Notes
0.13%, 4/15/2021 (c) 10,000,000 10,955,776
0.13%, 1/15/2022 (c)(d) 5,000,000 5,803,356
0.50%, 4/15/2024 (c) 19,500,000 21,213,177
0.13%, 4/15/2025 (c) 2,000,000 2,126,956
0.38%, 7/15/2025 (c) 12,000,000 14,167,687
0.63%, 1/15/2026 (c) 17,500,000 20,937,173
0.13%, 7/15/2026 (c) 3,000,000 3,500,745
0.38%, 1/15/2027 (c) 10,250,000 12,032,668
0.38%, 7/15/2027 (c) 8,250,000 9,646,660
0.50%, 1/15/2028 (c) 5,000,000 5,848,613
0.88%, 1/15/2029 (c) 4,500,000 5,332,780
0.25%, 7/15/2029 (c) 4,000,000 4,492,891

Nationwide Inflation-Protected Securities Fund - October 31, 2020 - Statement of Investments - 47
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Inflation Linked
Notes
0.13%, 1/15/2030 (c) 1,000,000 1,101,911
Total U.S. Treasury Obligations
(cost $205,748,351)
227,147,632
Total Investments
(cost $234,740,011) — 98.9%
256,086,312
Other assets in excess of
liabilities — 1.1% 2,951,407
NET ASSETS — 100.0%
$ 259,037,719
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$14,026,776 which represents 5.41% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2020.
(c) Principal amounts are not adjusted for inflation.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
Currency:
USD United States Dollar
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Ultra Note 124 12/2020 USD 19,502,875 (237,641)
U.S. Treasury Ultra Bond 8 12/2020 USD 1,720,000 (50,457)
(288,098)
Short Contracts
U.S. Treasury 5 Year Note (77) 12/2020 USD (9,671,320) 12,448
U.S. Treasury Long Bond (150) 12/2020 USD (25,870,313) 523,468
535,916
247,818
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - October 31, 2020 - Nationwide Loomis Core Bond Fund
Asset-Backed Securities 6.2%
Principal
Amount ($) Value ($)
Airlines 0.2%
Continental Airlines Pass-
Through Trust, Series
2010-1, Class A, 4.75%,
1/12/2021 1,172,676 1,176,518
Automobiles 4.7%
American Credit Acceptance
Receivables Trust
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 275,000 281,474
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 700,000 715,398
Series 2020-4, Class C,
1.31%, 12/14/2026(a) 865,000 865,539
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 665,000 676,203
Series 2019-2, Class B,
2.54%, 7/18/2024 2,180,000 2,243,953
AmeriCredit Automobile
Receivables Trust, Series
2020-2, Class B, 0.97%,
2/18/2026 160,000 160,564
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 980,000 1,035,203
CPS Auto Receivables Trust
Series 2018-D, Class B,
3.61%, 11/15/2022(a) 326,878 327,915
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 127,798 128,645
Credit Acceptance Auto Loan
Trust
Series 2018-2A, Class A,
3.47%, 5/17/2027(a) 634,830 640,621
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 330,000 338,458
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 680,000 688,196
Series 2020-3A, Class B,
1.77%, 12/17/2029(a) 660,000 659,656
Drive Auto Receivables Trust,
Series 2019-3, Class B,
2.65%, 2/15/2024 995,000 1,011,253
DT Auto Owner Trust
Series 2018-3A, Class B,
3.56%, 9/15/2022(a) 557,993 559,927
Series 2018-2A, Class C,
3.67%, 3/15/2024(a) 479,240 481,942
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 540,000 552,674
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 235,000 240,236
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 300,000 313,229
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Exeter Automobile
Receivables Trust
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 300,000 304,338
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 405,000 421,740
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 1,550,000 1,575,428
Series 2018-4, Class B,
3.88%, 10/16/2023(a) 380,000 390,723
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 230,000 234,995
Series 2020-2, Class C,
3.80%, 4/15/2026(a) 65,000 69,095
Series 2020-4, Class C,
1.28%, 2/16/2027(a) 120,000 119,916
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,900,000 2,073,365
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 187,231 188,844
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 425,000 436,729
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 650,000 661,330
GM Financial Consumer
Automobile Receivables
Trust, Series 2020-2, Class
A3, 1.49%, 12/16/2024 275,000 280,022
GMF Floorplan Owner
Revolving Trust, Series
2020-1, Class A, 0.68%,
8/15/2025(a) 310,000 310,260
NextGear Floorplan Master
Owner Trust
Series 2018-1A, Class A2,
3.22%, 2/15/2023(a) 1,060,000 1,067,961
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 845,000 869,698
Series 2020-1A, Class A2,
1.55%, 2/15/2025(a) 100,000 101,842
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 385,000 411,373
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 1,035,000 1,062,365
Series 2020-2, Class B,
0.96%, 11/15/2024 320,000 321,273
Series 2018-5, Class C,
3.81%, 12/16/2024 329,557 333,652

Nationwide Loomis Core Bond Fund - October 31, 2020 - Statement of Investments - 49
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 405,000 414,806
Westlake Automobile
Receivables Trust
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 485,000 489,394
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 1,495,000 1,515,968
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 370,000 376,822
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 305,000 305,565
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 545,000 545,757
26,804,347
Other 0.9%
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 3,585,000 3,622,495
Planet Fitness Master Issuer
LLC, Series 2018-1A, Class
A2II, 4.67%, 9/5/2048(a) 911,400 904,817
SCF Equipment Leasing LLC,
Series 2018-1A, Class A2,
3.63%, 10/20/2024(a) 358,710 361,128
SoFi Consumer Loan Program
Trust, Series 2018-2, Class
A2, 3.35%, 4/26/2027(a) 518,740 521,268
5,409,708
Student Loan 0.4%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 576,400 592,430
Navient Private Education Refi
Loan Trust
Series 2020-BA, Class A2,
2.12%, 1/15/2069(a) 520,000 532,440
Series 2020-GA, Class A,
1.17%, 9/16/2069(a) 315,000 315,564
SoFi Professional Loan
Program LLC, Series
2018-A, Class A2B, 2.95%,
2/25/2042(a) 658,243 671,642
2,112,076
Total Asset-Backed Securities
(cost $34,770,057)
35,502,649
Collateralized Mortgage Obligations 11.8%
Principal
Amount ($) Value ($)
FHLMC REMICS
Series 1666, Class J,
6.25%, 1/15/2024 105,679 112,161
Series 3747, Class CY,
4.50%, 10/15/2040 1,000,000 1,181,611
Series 3934, Class KB,
5.00%, 10/15/2041 1,000,000 1,184,630
Series 4030, Class BE,
4.00%, 4/15/2042 2,511,000 2,986,063
FNMA REMICS
Series 2010-92, Class B,
4.50%, 8/25/2030 1,500,000 1,787,759
Series 2017-82, Class FG,
0.40%, 11/25/2032(b) 13,832,230 13,845,982
Series 2004-29, Class PS,
IO, 7.45%, 5/25/2034(b) 1,857,171 455,049
Series 2004-37, Class AL,
4.50%, 6/25/2034 1,100,000 1,323,084
Series 2016-32, Class SA,
IO, 5.95%, 10/25/2034(b) 9,210,412 1,654,332
Series 2020-85, Class LI,
3.00%, 2/25/2035 3,070,000 529,575
Series 2010-57, Class SA,
IO, 6.30%, 6/25/2040(b) 2,642,616 521,333
Series 2010-63, Class SA,
IO, 6.35%, 6/25/2040(b) 2,269,979 449,268
Series 2010-118, Class SN,
IO, 6.45%, 10/25/2040(b) 11,431,663 2,512,465
Series 2013-18, Class FB,
0.50%, 10/25/2041(b) 541,445 542,973
Series 2012-14, Class Z,
4.00%, 3/25/2042 909,920 1,004,337
Series 2015-55, Class IN,
IO, 4.50%, 8/25/2045 576,403 82,814
Series 2016-40, Class GA,
3.09%, 7/25/2046(b) 619,404 649,886
Series 2017-26, Class ID,
IO, 3.50%, 4/25/2047 759,139 58,737
Series 2018-4, Class FM,
0.45%, 2/25/2048(b) 748,508 750,306
Series 2019-31, Class FA,
0.55%, 7/25/2049(b) 2,464,817 2,478,777
Series 2019-81, Class FJ,
0.65%, 1/25/2050(b) 1,701,993 1,715,567
GNMA REMICS
Series 2009-61, Class ZQ,
6.00%, 8/16/2039 3,210,398 4,146,724
Series 2019-21, Class , IO,
4.50%, 2/20/2049 8,476,355 1,151,433
Series 2019-117, Class LI,
IO, 3.50%, 9/20/2049 3,811,240 287,577
Series 2019-132, Class LI,
IO, 3.50%, 10/20/2049 1,173,192 76,163
Series 2012-H20, Class PT,
0.99%, 7/20/2062(b) 824,478 823,447
Series 2018-H02, Class ZJ,
4.30%, 10/20/2064(b) 507,400 574,293
Series 2017-H12, Class EZ,
4.52%, 6/20/2066(b) 594,341 668,513

50 - Statement of Investments - October 31, 2020 - Nationwide Loomis Core Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2017-H13, Class JZ,
4.64%, 5/20/2067(b) 649,694 695,585
Series 2017-H22, Class FD,
0.36%, 11/20/2067(b) 237,631 237,068
Series 2017-H25, Class FD,
0.31%, 12/20/2067(b) 249,255 248,372
Series 2019-H01, Class FT,
0.56%, 10/20/2068(b) 9,188,489 9,186,921
Series 2019-H07, Class BZ,
4.27%, 1/20/2069(b) 3,952,713 5,046,102
Series 2019-H05, Class FT,
0.56%, 4/20/2069(b) 6,063,645 6,070,461
Series 2019-H13, Class FT,
0.58%, 8/20/2069(b) 964,620 963,741
Series 2019-H18, Class DF,
0.56%, 10/20/2069(b) 881,920 881,684
Total Collateralized Mortgage Obligations
(cost $63,477,423)
66,884,793
Commercial Mortgage-Backed Securities 7.1%
BANK
Series 2020-BN25, Class
A5, 2.65%, 1/15/2063 1,030,000 1,105,427
Series 2020-BN26, Class
A4, 2.40%, 3/15/2063 2,050,000 2,159,415
BBCMS Mortgage Trust ,
Series 2020-BID, Class A,
2.28%, 10/15/2037(a)(b) 1,095,000 1,092,414
Citigroup Commercial
Mortgage Trust , Series
2019-C7, Class A4, 3.10%,
12/15/2072 910,000 1,006,974
COMM Mortgage Trust ,
Series 2013-CR6, Class A4,
3.10%, 3/10/2046 4,450,000 4,603,479
Commercial Mortgage Pass-
Through Certificates , Series
2012-LTRT, Class A2,
3.40%, 10/5/2030(a) 105,000 89,752
CSAIL Commercial Mortgage
Trust , Series 2019-
C18, Class A4, 2.97%,
12/15/2052 765,000 829,232
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 530,000 537,241
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K107, Class X1, IO,
1.59%, 1/25/2030(b) 484,798 61,098
Series K-1513, Class X1,
IO, 0.86%, 8/25/2034(b) 979,172 82,551
FNMA ACES REMICS
Series 2020-M33, Class X,
IO, 2.06%, 6/25/2028(b) 1,023,097 108,741
Series 2020-M43, Class X1,
IO, 2.14%, 8/25/2034(b) 6,443,454 945,904
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA ACES REMICS
Series 2020-M36, Class X1,
IO, 1.56%, 9/25/2034(b) 993,658 107,624
FNMA Multifamily REMIC
Trust REMICS, Series
2020-M37, Class X, IO,
1.23%, 4/25/2032(b) 1,429,267 118,222
GNMA REMICS, Series 2018-
82 IO, 0.50%, 5/16/2058(b) 23,179,495 1,119,111
GS Mortgage Securities Trust
Series 2014-GC18, Class
A4, 4.07%, 1/10/2047 4,139,865 4,461,320
Series 2020-GC45, Class
A5, 2.91%, 2/13/2053 415,000 452,704
Hudsons Bay Simon JV Trust ,
Series 2015-HB10, Class
A10, 4.16%, 8/5/2034(a) 2,015,000 1,607,787
JPMDB Commercial Mortgage
Securities Trust , Series
2019-COR6, Class A4,
3.06%, 11/13/2052 1,390,000 1,526,050
Morgan Stanley Bank of
America Merrill Lynch Trust ,
Series 2013-C11, Class A4,
4.15%, 8/15/2046(b) 1,130,000 1,209,948
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.62%,
11/15/2027(a)(b) 655,893 485,546
UBS-Barclays Commercial
Mortgage Trust
Series 2013-C5, Class A4,
3.18%, 3/10/2046 6,270,000 6,533,702
Series 2013-C6, Class A4,
3.24%, 4/10/2046 4,440,000 4,635,370
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,505,000 1,613,937
WFRBS Commercial
Mortgage Trust , Series
2014-C19, Class A5, 4.10%,
3/15/2047 3,490,000 3,794,201
Total Commercial Mortgage-Backed
Securities
(cost $39,495,102) 40,287,750
Corporate Bonds 43.5%
Aerospace & Defense 0.4%
Boeing Co. (The) ,
3.63%, 2/1/2031 1,390,000 1,383,333
Raytheon Technologies Corp. ,
4.50%, 6/1/2042 630,000 789,020
2,172,353
Airlines 0.3%
Delta Air Lines, Inc. ,
2.90%, 10/28/2024 710,000 618,036

Nationwide Loomis Core Bond Fund - October 31, 2020 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Airlines
Southwest Airlines Co. ,
5.13%, 6/15/2027 1,020,000 1,134,016
1,752,052
Automobiles 1.0%
BMW US Capital LLC ,
1.85%, 9/15/2021(a) 1,090,000 1,102,655
Hyundai Capital America ,
3.95%, 2/1/2022(a) 1,320,000 1,367,966
3.00%, 2/10/2027(a) 665,000 692,697
Nissan Motor Co. Ltd. ,
4.35%, 9/17/2027(a) 1,765,000 1,768,820
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 490,000 532,688
5,464,826
Banks 12.8%
ABN AMRO Bank NV ,
2.65%, 1/19/2021(a) 1,905,000 1,914,611
ANZ New Zealand Int'l Ltd. ,
1.90%, 2/13/2023(a) 1,415,000 1,458,265
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 2,800,000 2,795,381
Bank of America Corp. ,
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 1,825,000 1,834,020
(ICE LIBOR USD 3
Month + 1.32%), 4.08%,
4/23/2040(c) 570,000 682,945
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 1,420,000 1,402,499
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 620,000 671,227
Bank of Montreal ,
1.85%, 5/1/2025 665,000 693,527
Bank of New Zealand ,
2.00%, 2/21/2025(a) 2,080,000 2,173,640
Bank of Nova Scotia (The) ,
1.63%, 5/1/2023 2,505,000 2,572,372
1.30%, 6/11/2025 1,810,000 1,843,924
Banque Federative du Credit
Mutuel SA ,
3.75%, 7/20/2023(a) 765,000 827,753
2.38%, 11/21/2024(a) 985,000 1,042,548
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 945,000 989,873
(ICE LIBOR USD 3 Month +
1.61%), 3.93%, 5/7/2025(c) 545,000 587,149
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 1.11%), 2.82%,
11/19/2025(a)(c) 880,000 930,938
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 1,270,000 1,313,197
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citibank NA ,
(ICE LIBOR USD 3
Month + 0.60%), 2.84%,
5/20/2022(c) 745,000 755,114
Citigroup, Inc. ,
(SOFR + 2.75%), 3.11%,
4/8/2026(c) 535,000 577,387
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 595,000 619,144
Citizens Financial Group, Inc. ,
3.25%, 4/30/2030 300,000 326,937
Comerica, Inc. ,
3.70%, 7/31/2023 570,000 615,025
Cooperatieve Rabobank UA ,
2.75%, 1/10/2023 460,000 482,982
Credit Agricole SA ,
3.75%, 4/24/2023(a) 1,365,000 1,466,734
(SOFR + 1.68%), 1.91%,
6/16/2026(a)(c) 1,395,000 1,428,890
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,910,000 2,053,302
DNB Bank ASA ,
2.15%, 12/2/2022(a) 1,430,000 1,480,042
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 1,990,000 1,986,404
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 1,005,000 1,044,274
(SOFR + 1.46%), 1.51%,
6/1/2024(c) 2,510,000 2,564,255
(SOFR + 2.52%), 2.96%,
5/13/2031(c) 685,000 728,875
KeyCorp ,
2.25%, 4/6/2027 1,440,000 1,511,234
Lloyds Banking Group plc ,
4.05%, 8/16/2023 905,000 982,622
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,675,000 1,729,370
Natwest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 880,000 928,618
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,920,000 2,020,937
Royal Bank of Canada ,
1.15%, 6/10/2025 2,575,000 2,617,544
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 1,475,000 1,590,192
3.24%, 10/5/2026 1,075,000 1,156,767
Santander UK plc ,
2.50%, 1/5/2021 355,000 356,275
(ICE LIBOR USD 3 Month +
0.62%), 0.87%, 6/1/2021(c) 425,000 426,220
2.88%, 6/18/2024 980,000 1,050,560
Societe Generale SA ,
2.63%, 1/22/2025(a) 850,000 884,362

52 - Statement of Investments - October 31, 2020 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Societe Generale SA,
1.38%, 7/8/2025(a) 1,080,000 1,096,905
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.56%), 3.79%,
5/21/2025(a)(c) 1,015,000 1,089,106
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 1,400,000 1,456,844
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 350,000 363,667
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 1,035,000 1,140,696
Toronto-Dominion Bank (The) ,
0.75%, 9/11/2025 1,895,000 1,883,767
Truist Financial Corp. ,
3.05%, 6/20/2022 1,620,000 1,686,991
2.50%, 8/1/2024 560,000 596,688
1.13%, 8/3/2027 655,000 644,935
UniCredit SpA ,
3.75%, 4/12/2022(a) 1,730,000 1,790,398
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 1,090,000 1,080,231
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.75%),
5.46%, 6/30/2035(a)(c) 630,000 636,194
US Bancorp ,
1.45%, 5/12/2025 2,535,000 2,612,438
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(c) 635,000 660,160
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 710,000 736,627
72,593,582
Beverages 0.5%
Brown-Forman Corp. ,
3.50%, 4/15/2025 390,000 432,584
Coca-Cola Co. (The) ,
1.38%, 3/15/2031 950,000 943,653
Pernod Ricard International
Finance LLC ,
2.75%, 10/1/2050(a) 1,415,000 1,342,891
2,719,128
Biotechnology 0.3%
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 1,420,000 1,349,697
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 665,000 621,325
1,971,022
Capital Markets 3.3%
Ares Capital Corp. ,
3.25%, 7/15/2025 1,310,000 1,314,183
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Ares Capital Corp.,
3.88%, 1/15/2026 480,000 492,293
Bank of New York Mellon
Corp. (The) ,
1.60%, 4/24/2025 1,135,000 1,176,106
Credit Suisse Group AG ,
(SOFR + 2.04%), 2.19%,
6/5/2026(a)(c) 1,650,000 1,702,949
Deutsche Bank AG ,
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 665,000 711,002
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 560,000 564,767
E*TRADE Financial Corp. ,
2.95%, 8/24/2022 1,075,000 1,118,823
FS KKR Capital Corp. ,
4.13%, 2/1/2025 385,000 383,847
Intercontinental Exchange,
Inc. ,
3.00%, 6/15/2050 640,000 658,450
KKR Group Finance Co. VII
LLC ,
3.63%, 2/25/2050(a) 370,000 373,758
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 4,000,000 44,800
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,870,000 1,928,002
Northern Trust Corp. ,
(ICE LIBOR USD 3 Month +
1.13%), 3.38%, 5/8/2032(c) 1,175,000 1,273,680
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 260,000 260,284
Owl Rock Capital Corp. ,
4.25%, 1/15/2026 1,340,000 1,354,366
S&P Global, Inc. ,
2.30%, 8/15/2060 1,355,000 1,209,879
State Street Corp. ,
(ICE LIBOR USD 3
Month + 0.64%), 2.65%,
5/15/2023(c) 1,080,000 1,116,949
(SOFR + 2.60%), 2.90%,
3/30/2026(a)(c) 495,000 537,109
UBS AG ,
1.75%, 4/21/2022(a) 2,505,000 2,550,090
18,771,337
Chemicals 0.5%
Cabot Corp. ,
4.00%, 7/1/2029 625,000 658,136
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 840,000 849,123
LYB International Finance III
LLC ,
3.63%, 4/1/2051 715,000 708,071
Nutrition & Biosciences, Inc. ,
2.30%, 11/1/2030(a) 515,000 517,913

Nationwide Loomis Core Bond Fund - October 31, 2020 - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
PPG Industries, Inc. ,
2.55%, 6/15/2030 85,000 90,067
2,823,310
Consumer Finance 1.9%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 1,235,000 1,226,910
American Express Co. ,
3.70%, 8/3/2023 1,005,000 1,090,980
American Honda Finance
Corp. ,
3.63%, 10/10/2023 575,000 625,007
2.15%, 9/10/2024 200,000 210,335
Avolon Holdings Funding Ltd. ,
3.63%, 5/1/2022(a) 705,000 706,691
Capital One Financial Corp. ,
3.90%, 1/29/2024 1,325,000 1,445,621
Caterpillar Financial Services
Corp. ,
3.65%, 12/7/2023 965,000 1,058,235
Ford Motor Credit Co. LLC ,
2.98%, 8/3/2022 1,400,000 1,390,956
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 400,000 413,222
3.35%, 6/8/2025(a) 535,000 564,269
John Deere Capital Corp. ,
2.60%, 3/7/2024 255,000 272,120
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 780,000 805,328
Toyota Motor Credit Corp. ,
1.15%, 8/13/2027 1,245,000 1,235,060
11,044,734
Containers & Packaging 0.0%
†
CCL Industries, Inc. ,
3.05%, 6/1/2030(a) 180,000 190,975
Diversified Financial Services 1.4%
AIG Global Funding ,
0.90%, 9/22/2025(a) 1,010,000 1,005,467
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 815,000 866,981
GE Capital Funding LLC ,
4.05%, 5/15/2027(a) 1,775,000 1,926,337
Mitsubishi UFJ Lease &
Finance Co. Ltd. ,
2.65%, 9/19/2022(a) 1,400,000 1,442,164
National Rural Utilities
Cooperative Finance Corp. ,
4.30%, 3/15/2049 470,000 599,756
ORIX Corp. ,
3.25%, 12/4/2024 635,000 688,062
Pine Street Trust II ,
5.57%, 2/15/2049(a) 275,000 325,667
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Shell International Finance
BV ,
2.75%, 4/6/2030 950,000 1,023,161
7,877,595
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
3.65%, 6/1/2051 1,125,000 1,102,211
Electric Utilities 2.0%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 1,335,000 1,532,392
American Electric Power Co.,
Inc. ,
Series J, 4.30%, 12/1/2028 1,000,000 1,178,676
3.25%, 3/1/2050 235,000 235,708
Duke Energy Corp. ,
0.90%, 9/15/2025 1,030,000 1,025,649
2.65%, 9/1/2026 450,000 483,982
Entergy Corp. ,
0.90%, 9/15/2025 1,100,000 1,100,053
Entergy Texas, Inc. ,
3.45%, 12/1/2027 415,000 448,661
Eversource Energy ,
Series R, 1.65%, 8/15/2030 435,000 424,068
FirstEnergy Corp. ,
Series B, 2.25%, 9/1/2030 425,000 400,616
ITC Holdings Corp. ,
2.95%, 5/14/2030(a) 320,000 342,401
Liberty Utilities Finance GP 1 ,
2.05%, 9/15/2030(a) 270,000 264,811
New England Power Co. ,
2.81%, 10/6/2050(a) 1,410,000 1,359,035
NextEra Energy Capital
Holdings, Inc. ,
2.25%, 6/1/2030 395,000 408,285
PacifiCorp ,
3.30%, 3/15/2051 215,000 233,768
Southern California Edison
Co. ,
Series 20C, 1.20%,
2/1/2026 1,035,000 1,026,835
Vistra Operations Co. LLC ,
4.30%, 7/15/2029(a) 980,000 1,059,927
11,524,867
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp. ,
2.05%, 3/1/2025 230,000 240,449
Flex Ltd. ,
3.75%, 2/1/2026 545,000 596,325
4.88%, 6/15/2029 425,000 487,050
1,323,824
Energy Equipment & Services 0.1%
National Oilwell Varco, Inc. ,
3.60%, 12/1/2029 615,000 584,292

54 - Statement of Investments - October 31, 2020 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.1%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 855,000 766,203
Equity Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 480,000 466,171
Boston Properties LP ,
4.13%, 5/15/2021 1,475,000 1,490,669
Equinix , Inc. ,
1.80%, 7/15/2027 270,000 273,949
Essex Portfolio LP ,
2.65%, 3/15/2032 135,000 139,934
Federal Realty Investment
Trust ,
3.50%, 6/1/2030 205,000 221,564
Healthpeak Properties, Inc. ,
3.00%, 1/15/2030 425,000 456,274
Office Properties Income
Trust ,
4.50%, 2/1/2025 2,225,000 2,254,661
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 405,000 433,243
3.38%, 2/1/2031 1,010,000 971,913
Piedmont Operating
Partnership LP ,
3.15%, 8/15/2030 815,000 806,754
7,515,132
Food & Staples Retailing 0.3%
Alimentation Couche-Tard,
Inc. ,
2.70%, 7/26/2022(a) 1,710,000 1,765,400
Food Products 0.6%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 1,000,000 1,099,966
Mondelez International, Inc. ,
2.75%, 4/13/2030 715,000 769,721
2.63%, 9/4/2050 1,420,000 1,342,363
3,212,050
Gas Utilities 0.3%
Atmos Energy Corp. ,
1.50%, 1/15/2031 1,470,000 1,458,619
Health Care Equipment & Supplies 0.7%
Abbott Laboratories ,
3.40%, 11/30/2023 1,508,000 1,635,131
Danaher Corp. ,
2.60%, 10/1/2050 1,410,000 1,397,542
DH Europe Finance II Sarl ,
2.20%, 11/15/2024 840,000 886,388
3,919,061
Health Care Providers & Services 0.9%
AmerisourceBergen Corp. ,
2.80%, 5/15/2030 545,000 579,269
Anthem, Inc. ,
4.10%, 3/1/2028 1,000,000 1,152,585
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Centene Corp. ,
3.00%, 10/15/2030 990,000 1,028,069
Cigna Corp. ,
3.75%, 7/15/2023 605,000 654,784
4.50%, 2/25/2026 140,000 162,823
CVS Health Corp. ,
4.30%, 3/25/2028 675,000 782,248
Universal Health Services,
Inc. ,
2.65%, 10/15/2030(a) 735,000 732,670
5,092,448
Hotels, Restaurants & Leisure 0.2%
Choice Hotels International,
Inc. ,
3.70%, 12/1/2029 160,000 166,965
3.70%, 1/15/2031 235,000 243,153
Marriott International, Inc. ,
Series Z, 4.15%, 12/1/2023 655,000 691,985
1,102,103
Household Durables 0.4%
DR Horton, Inc. ,
2.55%, 12/1/2020 1,080,000 1,081,613
Panasonic Corp. ,
2.54%, 7/19/2022(a) 975,000 1,002,481
2,084,094
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 795,000 862,988
Exelon Generation Co. LLC ,
4.25%, 6/15/2022 1,330,000 1,399,598
2,262,586
Industrial Conglomerates 0.0%
†
Roper Technologies, Inc. ,
1.40%, 9/15/2027 190,000 189,900
Insurance 3.2%
Aflac, Inc. ,
4.75%, 1/15/2049 355,000 456,112
American Financial Group,
Inc. ,
3.50%, 8/15/2026 1,075,000 1,165,864
American International Group,
Inc. ,
3.30%, 3/1/2021 1,560,000 1,571,501
Assurant, Inc. ,
4.20%, 9/27/2023 565,000 611,368
Athene Global Funding ,
1.20%, 10/13/2023(a) 2,145,000 2,146,344
2.50%, 1/14/2025(a) 1,035,000 1,066,402
Berkshire Hathaway Finance
Corp. ,
2.85%, 10/15/2050 950,000 962,720
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 245,000 258,013
4.70%, 6/22/2047 805,000 780,258

Nationwide Loomis Core Bond Fund - October 31, 2020 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Equitable Financial Life Global
Funding ,
1.40%, 8/27/2027(a) 1,285,000 1,280,320
Five Corners Funding Trust II ,
2.85%, 5/15/2030(a) 1,250,000 1,343,827
Global Atlantic Fin Co. ,
4.40%, 10/15/2029(a) 530,000 553,161
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 1,225,000 1,219,530
Jackson National Life Global
Funding ,
3.88%, 6/11/2025(a) 195,000 219,105
Manulife Financial Corp. ,
2.48%, 5/19/2027 650,000 691,803
Nationwide Mutual Insurance
Co. ,
4.35%, 4/30/2050(a)(e) 470,000 502,519
Reliance Standard Life Global
Funding II ,
3.85%, 9/19/2023(a) 960,000 1,031,271
2.75%, 5/7/2025(a) 1,270,000 1,335,097
Unum Group ,
4.50%, 12/15/2049 725,000 708,090
17,903,305
Interactive Media & Services 0.2%
Alphabet, Inc. ,
2.05%, 8/15/2050 1,350,000 1,218,156
Internet & Direct Marketing Retail 0.2%
eBay, Inc. ,
1.90%, 3/11/2025 580,000 601,928
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 725,000 797,211
1,399,139
IT Services 0.8%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 1,900,000 1,855,556
DXC Technology Co. ,
4.13%, 4/15/2025 215,000 231,474
IBM Credit LLC ,
2.20%, 9/8/2022 1,075,000 1,113,388
Western Union Co. (The) ,
4.25%, 6/9/2023 1,240,000 1,341,530
4,541,948
Leisure Products 0.1%
Hasbro, Inc. ,
3.55%, 11/19/2026 710,000 764,404
Machinery 0.6%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 560,000 569,635
Kennametal, Inc. ,
4.63%, 6/15/2028 765,000 832,980
Stanley Black & Decker, Inc. ,
2.75%, 11/15/2050 1,415,000 1,398,670
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Timken Co. (The) ,
4.50%, 12/15/2028 660,000 738,757
3,540,042
Media 0.1%
ViacomCBS , Inc. ,
6.88%, 4/30/2036 440,000 601,847
Metals & Mining 0.3%
Anglo American Capital plc ,
2.63%, 9/10/2030(a) 320,000 320,074
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 290,000 313,495
2.50%, 9/1/2030(a) 945,000 917,932
Steel Dynamics, Inc. ,
3.25%, 10/15/2050 135,000 130,293
1,681,794
Multi-Utilities 0.9%
Berkshire Hathaway Energy
Co. ,
2.85%, 5/15/2051(a) 1,415,000 1,377,710
Dominion Energy, Inc. ,
3.07%, 8/15/2024(f) 405,000 437,275
DTE Energy Co. ,
Series C, 2.53%,
10/1/2024(f) 495,000 525,289
Series F, 1.05%, 6/1/2025 660,000 662,256
NiSource, Inc. ,
3.49%, 5/15/2027 80,000 88,817
1.70%, 2/15/2031 1,000,000 979,140
San Diego Gas & Electric Co. ,
Series VVV, 1.70%,
10/1/2030 805,000 797,008
4,867,495
Oil, Gas & Consumable Fuels 1.8%
Aker BP ASA ,
3.75%, 1/15/2030(a) 670,000 641,590
BP Capital Markets America,
Inc. ,
2.77%, 11/10/2050 1,355,000 1,214,738
Canadian Natural Resources
Ltd. ,
2.95%, 7/15/2030 710,000 695,149
Chevron USA, Inc. ,
2.34%, 8/12/2050 680,000 614,415
Diamondback Energy, Inc. ,
4.75%, 5/31/2025 1,040,000 1,134,731
Equinor ASA ,
3.25%, 11/18/2049 350,000 358,096
Gray Oak Pipeline LLC ,
3.45%, 10/15/2027(a) 95,000 96,227
Kinder Morgan, Inc. ,
7.80%, 8/1/2031 1,195,000 1,596,395
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 830,000 838,245
ONEOK, Inc. ,
7.15%, 1/15/2051 470,000 548,246

56 - Statement of Investments - October 31, 2020 - Nationwide Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030 1,580,000 1,476,929
Plains All American Pipeline
LP ,
3.80%, 9/15/2030 135,000 130,311
Valero Energy Corp. ,
2.15%, 9/15/2027 860,000 820,538
10,165,610
Pharmaceuticals 0.8%
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 605,000 651,899
Eli Lilly and Co. ,
2.50%, 9/15/2060 675,000 628,213
Novartis Capital Corp. ,
2.75%, 8/14/2050 510,000 537,667
Pfizer, Inc. ,
3.45%, 3/15/2029 1,000,000 1,161,617
Royalty Pharma plc ,
3.55%, 9/2/2050(a) 1,345,000 1,275,561
Upjohn, Inc. ,
4.00%, 6/22/2050(a) 150,000 157,303
4,412,260
Road & Rail 0.7%
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 1,315,000 1,427,149
4.00%, 7/15/2025(a) 400,000 451,167
4.45%, 1/29/2026(a) 240,000 273,170
Ryder System, Inc. ,
3.88%, 12/1/2023 525,000 571,357
4.63%, 6/1/2025 745,000 856,904
Union Pacific Corp. ,
3.95%, 8/15/2059 485,000 554,368
4,134,115
Semiconductors & Semiconductor Equipment 0.5%
Broadcom, Inc. ,
4.15%, 11/15/2030 445,000 498,395
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 940,000 1,016,922
Microchip Technology, Inc. ,
3.92%, 6/1/2021 355,000 361,716
2.67%, 9/1/2023(a) 860,000 892,336
Texas Instruments, Inc. ,
2.25%, 9/4/2029 225,000 239,988
3,009,357
Software 0.3%
Infor, Inc. ,
1.45%, 7/15/2023(a) 585,000 593,357
Oracle Corp. ,
3.60%, 4/1/2050 480,000 527,633
ServiceNow , Inc. ,
1.40%, 9/1/2030 775,000 748,183
1,869,173
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail 0.4%
AutoNation, Inc. ,
3.50%, 11/15/2024 800,000 854,562
4.50%, 10/1/2025 675,000 746,993
Best Buy Co., Inc. ,
4.45%, 10/1/2028 310,000 365,959
Lowe's Cos., Inc. ,
3.00%, 10/15/2050 525,000 535,730
2,503,244
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. ,
3.35%, 2/9/2027 180,000 203,454
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 415,000 425,924
1.45%, 4/1/2024 435,000 442,960
4.65%, 10/1/2024 815,000 919,853
HP, Inc. ,
3.00%, 6/17/2027 1,085,000 1,165,494
NetApp, Inc. ,
1.88%, 6/22/2025 535,000 552,453
Seagate HDD Cayman ,
4.88%, 3/1/2024 685,000 750,076
4,460,214
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp. ,
4.63%, 7/10/2025 400,000 421,972
Thrifts & Mortgage Finance 0.3%
Nationwide Building Society ,
(ICE LIBOR USD 3 Month +
1.39%), 4.36%, 8/1/2024(a)
(c) 1,310,000 1,419,265
Tobacco 0.4%
BAT Capital Corp. ,
3.98%, 9/25/2050 1,415,000 1,369,732
Philip Morris International,
Inc. ,
1.75%, 11/1/2030 1,125,000 1,108,263
2,477,995
Trading Companies & Distributors 0.4%
Air Lease Corp. ,
3.25%, 10/1/2029 510,000 485,072
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 835,000 836,986
WW Grainger, Inc. ,
1.85%, 2/15/2025 715,000 746,963
2,069,021
Wireless Telecommunication Services 0.5%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 560,000 598,764

Nationwide Loomis Core Bond Fund - October 31, 2020 - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc. ,
3.30%, 2/15/2051(a) 2,420,000 2,334,477
2,933,241
Total Corporate Bonds
(cost $242,790,536)
247,677,301
Foreign Government Security 0.2%
CANADA 0.2%
Province of Saskatchewan ,
9.38%, 12/15/2020 1,000,000 1,010,613
Total Foreign Government Security
(cost $1,000,583)
1,010,613
Mortgage-Backed Securities 8.4%
FNMA UMBS Pool
Pool# 292234
8.00%, 8/1/2024 348 350
Pool# 303300
8.50%, 5/1/2025 1,764 1,921
Pool# 342718
6.50%, 5/1/2026 10,427 11,636
Pool# 250764
7.50%, 12/1/2026 25,426 28,098
Pool# 402854
6.00%, 12/1/2027 5,106 5,684
Pool# 251497
6.00%, 12/1/2027 281 313
Pool# 415652
6.50%, 3/1/2028 2,492 2,780
Pool# 432037
6.00%, 7/1/2028 31,159 34,728
Pool# 437979
6.00%, 8/1/2028 9,369 10,433
Pool# 446099
6.00%, 10/1/2028 4,427 4,929
Pool# 440738
6.00%, 12/1/2028 34,011 38,094
Pool# 453865
6.00%, 12/1/2028 32,287 35,986
Pool# 450653
6.00%, 12/1/2028 27,889 31,065
Pool# 252212
6.50%, 1/1/2029 56,421 64,102
Pool# 504076
6.50%, 6/1/2029 28,231 32,633
Pool# 484939
6.50%, 6/1/2029 8,777 9,793
Pool# 252570
6.50%, 7/1/2029 25,142 28,438
Pool# 506638
6.50%, 8/1/2029 9,935 11,085
Pool# 535300
6.50%, 5/1/2030 32,507 37,696
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 539932
7.00%, 5/1/2030 4,841 4,858
Pool# 725027
5.00%, 11/1/2033 417,773 481,184
Pool# 725205
5.00%, 3/1/2034 141,947 163,415
Pool# MA3209
3.00%, 12/1/2047 3,442,672 3,593,531
Pool# MA3275
3.00%, 2/1/2048 3,362,986 3,515,409
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
2.00%, 12/25/2035 2,500,000
2,589,062
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 12/25/2050 10,044,000
10,332,373
GNMA I Pool
Pool# 348637
7.50%, 5/15/2023 3,148 3,190
Pool# 354696
6.50%, 12/15/2023 2,561 2,825
Pool# 369270
6.50%, 12/15/2023 1,351 1,490
Pool# 368677
7.50%, 1/15/2024 4,445 4,506
Pool# 359986
7.50%, 1/15/2024 387 389
Pool# 362734
7.50%, 1/15/2024 137 137
Pool# 371909
6.50%, 2/15/2024 3,830 4,225
Pool# 392055
7.00%, 4/15/2024 1,207 1,211
Pool# 442138
8.00%, 11/15/2026 18,963 20,827
Pool# 399109
7.50%, 2/15/2027 6,477 6,951
Pool# 445661
7.50%, 7/15/2027 2,626 2,679
Pool# 443887
7.50%, 8/15/2027 4,457 4,543
Pool# 455381
7.50%, 8/15/2027 3,166 3,497
Pool# 450591
7.50%, 8/15/2027 558 574
Pool# 453295
7.50%, 8/15/2027 326 340
Pool# 446699
6.00%, 8/15/2028 7,702 8,575
Pool# 482748
6.00%, 9/15/2028 29,951 33,343
Pool# 460906
6.00%, 9/15/2028 5,870 6,524
Pool# 476969
6.50%, 1/15/2029 21,487 23,795
Pool# 781029
6.50%, 5/15/2029 71,473 81,918
Pool# 503106
6.50%, 6/15/2029 10,035 11,187

58 - Statement of Investments - October 31, 2020 - Nationwide Loomis Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 767673
4.63%, 4/20/2064(b) 1,146,720 1,254,975
Pool# BA7614
4.54%, 5/20/2067(b) 887,423 989,901
Pool# BC3943
4.44%, 6/20/2067(b) 3,280,154 3,745,815
Pool# BB0088
4.70%, 7/20/2067(b) 4,036,166 4,692,595
GNMA TBA
2.00%, 12/15/2050 6,000,000 6,213,750
2.50%, 12/15/2050 9,000,000 9,403,594
Total Mortgage-Backed Securities
(cost $46,535,292)
47,592,952
U.S. Treasury Obligations 21.5%
U.S. Treasury Bonds
4.25%, 5/15/2039 570,000 849,790
4.38%, 11/15/2039 2,400,000 3,643,594
1.13%, 5/15/2040 17,455,000 16,584,978
4.38%, 5/15/2040 8,870,000 13,519,127
2.25%, 8/15/2049 11,385,000 12,988,239
2.00%, 2/15/2050 8,630,000 9,341,975
1.25%, 5/15/2050 620,000 559,744
1.38%, 8/15/2050 4,300,000 4,008,406
U.S. Treasury Notes
0.13%, 9/30/2022 2,850,000 2,848,441
1.13%, 2/28/2025 14,990,000 15,510,551
0.25%, 5/31/2025 1,055,000 1,050,590
0.25%, 6/30/2025 4,470,000 4,448,698
0.25%, 7/31/2025 11,060,000 11,001,676
0.25%, 8/31/2025 1,515,000 1,506,360
0.25%, 9/30/2025 14,895,000 14,803,070
0.63%, 8/15/2030 9,830,000 9,601,145
Total U.S. Treasury Obligations
(cost $119,551,977)
122,266,384
Short-Term Investments 3.3%
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 3.3%
U.S. Treasury Bills
0.12%, 3/4/2021 10,000,000 9,996,555
0.10%, 3/25/2021 4,000,000 3,998,332
0.10%, 4/1/2021 1,000,000 999,583
0.11%, 4/8/2021 1,000,000 999,569
0.11%, 4/22/2021 3,000,000 2,998,486
Total Short-Term Investments
(cost $18,991,888)
18,992,525
Total Investments
(cost $566,612,858) — 102.0%
580,214,967
Liabilities in excess of other
assets — (2.0)% (11,454,355)
NET ASSETS — 100.0%
$ 568,760,612
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$118,212,165 which represents 20.78% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2020.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2020.
(d) Security in default.
(e) Investment in affiliate.
(f) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at October 31, 2020.
ACES Alternative Credit Enhancement Services
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GP General Partnership
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

Nationwide Loomis Core Bond Fund - October 31, 2020 - Statement of Investments - 59
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (35) 12/2020 USD (4,396,054) 8,939
U.S. Treasury 10 Year Note (72) 12/2020 USD (9,951,750) 69,657
U.S. Treasury 10 Year Ultra Note (47) 12/2020 USD (7,392,219) 85,371
U.S. Treasury Ultra Bond (19) 12/2020 USD (4,085,000) 118,716
282,683
At October 31, 2020, the Fund had $335,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - October 31, 2020 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities 22.7%
Principal
Amount ($) Value ($)
Automobiles 18.1%
Ally Auto Receivables Trust,
Series 2019-4, Class A3,
1.84%, 6/17/2024 1,135,000 1,153,002
American Credit Acceptance
Receivables Trust
Series 2020-1, Class B,
2.08%, 12/13/2023(a) 115,000 116,095
Series 2020-2, Class B,
2.48%, 9/13/2024(a) 165,000 168,884
Series 2019-4, Class C,
2.69%, 12/12/2025(a) 840,000 858,478
Americredit Automobile
Receivables Trust
Series 2019-1, Class A3,
2.97%, 11/20/2023 430,000 437,244
Series 2019-2, Class B,
2.54%, 7/18/2024 1,255,000 1,291,817
AmeriCredit Automobile
Receivables Trust, Series
2020-2, Class B, 0.97%,
2/18/2026 25,000 25,088
Avis Budget Rental Car
Funding AESOP LLC,
Series 2019-2A, Class A,
3.35%, 9/22/2025(a) 570,000 602,108
Bank of The West Auto Trust,
Series 2019-1, Class A3,
2.43%, 4/15/2024(a) 485,000 495,428
Carmax Auto Owner Trust
Series 2019-4, Class A2A,
2.01%, 3/15/2023 384,849 387,647
Series 2020-1, Class A2,
1.87%, 4/17/2023 1,024,702 1,032,932
Carvana Auto Receivables
Trust, Series 2019-
3A, Class A3, 2.34%,
6/15/2023(a) 675,000 680,443
CPS Auto Receivables Trust
Series 2018-D, Class B,
3.61%, 11/15/2022(a) 288,338 289,253
Series 2019-C, Class B,
2.63%, 8/15/2023(a) 380,000 383,742
Series 2018-A, Class C,
3.05%, 12/15/2023(a) 65,259 65,691
Credit Acceptance Auto Loan
Trust
Series 2018-2A, Class A,
3.47%, 5/17/2027(a) 392,173 395,750
Series 2019-3A, Class A,
2.38%, 11/15/2028(a) 250,000 256,408
Series 2020-2A, Class A,
1.37%, 7/16/2029(a) 280,000 283,375
Drive Auto Receivables Trust
Series 2019-3, Class B,
2.65%, 2/15/2024 365,000 370,962
Series 2020-1, Class B,
2.08%, 7/15/2024 335,000 341,267
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
DT Auto Owner Trust
Series 2018-3A, Class B,
3.56%, 9/15/2022(a) 382,739 384,066
Series 2018-2A, Class C,
3.67%, 3/15/2024(a) 307,937 309,673
Series 2019-1A, Class C,
3.61%, 11/15/2024(a) 350,000 358,214
Series 2019-2A, Class C,
3.18%, 2/18/2025(a) 85,000 86,894
Series 2020-2A, Class C,
3.28%, 3/16/2026(a) 135,000 140,953
Series 2020-3A, Class C,
1.47%, 6/15/2026(a) 225,000 225,861
Exeter Automobile
Receivables Trust
Series 2020-1A, Class B,
2.26%, 4/15/2024(a) 175,000 177,531
Series 2020-2A, Class C,
3.28%, 5/15/2025(a) 185,000 192,646
Series 2020-3A, Class C,
1.32%, 7/15/2025 205,000 205,382
First Investors Auto Owner
Trust
Series 2019-1A, Class A,
2.89%, 3/15/2024(a) 164,806 166,768
Series 2019-2A, Class A,
2.21%, 9/16/2024(a) 260,576 263,950
Flagship Credit Auto Trust
Series 2018-2, Class B,
3.56%, 5/15/2023(a) 995,000 1,011,323
Series 2020-1, Class A,
1.90%, 8/15/2024(a) 573,734 580,706
Series 2018-3, Class B,
3.59%, 12/16/2024(a) 460,000 469,515
Series 2020-1, Class B,
2.05%, 2/17/2025(a) 705,000 720,310
Ford Credit Auto Lease Trust,
Series 2020-A, Class A3,
1.85%, 3/15/2023 320,000 324,785
Ford Credit Auto Owner Trust
Series 2019-B, Class A2A,
2.35%, 2/15/2022 120,092 120,399
Series 2019-C, Class A3,
1.87%, 3/15/2024 985,000 1,005,885
Ford Credit Floorplan Master
Owner Trust, Series 2019-1,
Class A, 2.84%, 3/15/2024 735,000 759,397
Foursight Capital Automobile
Receivables Trust, Series
2018-2, Class A3, 3.64%,
5/15/2023(a) 513,977 519,053
GLS Auto Receivables Issuer
Trust
Series 2019-2A, Class A,
3.06%, 4/17/2023(a) 233,398 235,408
Series 2020-3A, Class B,
1.38%, 8/15/2024(a) 425,000 427,183
Series 2019-4A, Class B,
2.78%, 9/16/2024(a) 260,000 267,175

Nationwide Loomis Short Term Bond Fund - October 31, 2020 - Statement of Investments - 61
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
GLS Auto Receivables Trust,
Series 2018-3A, Class B,
3.78%, 8/15/2023(a) 430,000 437,495
GM Financial Automobile
Leasing Trust, Series
2020-2, Class A3, 0.80%,
7/20/2023 105,000 105,691
GM Financial Consumer
Automobile Receivables
Trust
Series 2020-1, Class A2,
1.83%, 1/17/2023 269,500 270,942
Series 2019-3, Class A3,
2.18%, 4/16/2024 475,000 483,866
Harley-Davidson Motorcycle
Trust, Series 2020-A, Class
A3, 1.87%, 10/15/2024 275,000 279,369
Honda Auto Receivables
Owner Trust, Series 2019-4,
Class A3, 1.83%, 1/18/2024 1,090,000 1,113,325
Hyundai Auto Lease
Securitization Trust
Series 2020-A, Class A2,
1.90%, 5/16/2022(a) 474,870 477,900
Series 2020-A, Class A3,
1.95%, 7/17/2023(a) 950,000 967,439
Hyundai Auto Receivables
Trust, Series 2019-B, Class
A3, 1.94%, 2/15/2024 830,000 847,800
Mercedes-Benz Auto Lease
Trust
Series 2019-B, Class A2,
2.01%, 12/15/2021 379,467 380,648
Series 2020-A, Class A3,
1.84%, 12/15/2022 455,000 462,130
NextGear Floorplan Master
Owner Trust
Series 2018-1A, Class A2,
3.22%, 2/15/2023(a) 610,000 614,581
Series 2018-2A, Class A2,
3.69%, 10/15/2023(a) 580,000 596,953
Nissan Auto Lease Trust,
Series 2020-A, Class A3,
1.84%, 1/17/2023 400,000 406,914
Prestige Auto Receivables
Trust
Series 2019-1A, Class A3,
2.45%, 5/15/2023(a) 1,135,000 1,147,426
Series 2020-1A, Class C,
1.31%, 11/16/2026(a) 480,000 479,697
Santander Consumer Auto
Receivables Trust, Series
2020-AA, Class C, 3.71%,
2/17/2026(a) 175,000 186,988
Santander Drive Auto
Receivables Trust
Series 2019-2, Class C,
2.90%, 10/15/2024 485,000 497,823
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2020-2, Class B,
0.96%, 11/15/2024 120,000 120,478
Series 2020-3, Class C,
1.12%, 1/15/2026 420,000 420,686
Toyota Auto Loan Extended
Note Trust, Series 2020-
1A, Class A, 1.35%,
5/25/2033(a) 170,000 174,116
Toyota Auto Receivables
Owner Trust
Series 2019-D, Class A3,
1.92%, 1/16/2024 1,080,000 1,102,764
Series 2020-A, Class A3,
1.66%, 5/15/2024 2,260,000 2,308,107
United Auto Credit
Securitization Trust, Series
2020-1, Class B, 1.47%,
11/10/2022(a) 505,000 507,845
Westlake Automobile
Receivables Trust
Series 2019-1A, Class B,
3.26%, 10/17/2022(a) 80,000 80,725
Series 2019-2A, Class B,
2.62%, 7/15/2024(a) 905,000 917,693
Series 2020-2A, Class C,
2.01%, 7/15/2025(a) 165,000 168,042
Series 2020-3A, Class C,
1.24%, 11/17/2025(a) 80,000 80,148
Wheels SPV 2 LLC, Series
2019-1A, Class A2, 2.30%,
5/22/2028(a) 253,691 256,360
World Omni Auto Receivables
Trust
Series 2020-A, Class A2,
1.71%, 11/15/2022 1,574,644 1,590,520
Series 2020-A, Class A3,
1.70%, 1/17/2023 1,580,000 1,610,947
Series 2019-C, Class A3,
1.96%, 12/16/2024 1,320,000 1,350,595
Series 2020-B, Class A3,
0.63%, 5/15/2025 465,000 467,154
39,501,858
Credit Card 1.0%
Barclays Dryrock Issuance
Trust, Series 2019-1, Class
A, 1.96%, 5/15/2025 925,000 949,465
World Financial Network
Credit Card Master Trust,
Series 2019-B, Class A,
2.49%, 4/15/2026 1,200,000 1,237,184
2,186,649
Other 2.7%
CNH Equipment Trust, Series
2020-A, Class A3, 1.16%,
6/16/2025 95,000 96,358

62 - Statement of Investments - October 31, 2020 - Nationwide Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Diamond Resorts Owner
Trust, Series 2018-1, Class
A, 3.70%, 1/21/2031(a) 222,696 227,386
GreatAmerica Leasing
Receivables Funding LLC
Series 2020-1, Class A2,
1.76%, 6/15/2022(a) 1,825,000 1,839,824
Series 2020-1, Class A3,
1.76%, 8/15/2023(a) 600,000 612,701
Onemain Financial Issuance
Trust, Series 2018-
1A, Class A, 3.30%,
3/14/2029(a) 1,965,000 1,985,552
SCF Equipment Leasing LLC,
Series 2018-1A, Class A2,
3.63%, 10/20/2024(a) 229,143 230,687
SoFi Consumer Loan Program
Trust
Series 2018-2, Class A2,
3.35%, 4/26/2027(a) 291,058 292,476
Series 2018-4, Class A,
3.54%, 11/26/2027(a) 210,993 212,229
Verizon Owner Trust, Series
2018-A, Class A1A, 3.23%,
4/20/2023 445,000 451,411
5,948,624
Student Loan 0.9%
Massachusetts Educational
Financing Authority, Series
2018-A, Class A, 3.85%,
5/25/2033 382,244 392,875
Navient Private Education
Refi Loan Trust, Series
2020-GA, Class A, 1.17%,
9/16/2069(a) 125,000 125,224
SoFi Professional Loan
Program LLC, Series
2018-A, Class A1, 0.50%,
2/25/2042(a)(b) 151,166 149,831
SoFi Professional Loan
Program Trust, Series 2020-
A, Class A1FX, 2.06%,
5/15/2046(a) 1,142,795 1,152,542
1,820,472
Total Asset-Backed Securities
(cost $48,642,427)
49,457,603
Collateralized Mortgage Obligations 1.5%
FHLMC REMICS
Series 3755, Class AL,
1.50%, 11/15/2020 262 262
Series 3852, Class EA,
4.50%, 12/15/2021 85 86
Series 4060, Class EA,
1.75%, 6/15/2022 46,887 47,147
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2611, Class HD,
5.00%, 5/15/2023 39,983 41,554
Series 3585, Class LA,
3.50%, 10/15/2024 10,443 10,823
Series 3609, Class LE,
3.00%, 12/15/2024 29 29
Series 3718, Class BC,
2.00%, 2/15/2025 9,066 9,099
Series 3721, Class PE,
3.50%, 9/15/2040 84,015 91,723
FNMA REMICS
Series 2012-99, Class TC,
1.50%, 9/25/2022 66,478 66,752
Series 2012-100, Class WA,
1.50%, 9/25/2027 201,890 204,920
Series 2012-93, Class DP,
1.50%, 9/25/2027 182,930 185,829
GNMA REMICS
Series 2009-104, Class KE,
2.50%, 8/16/2039 30,399 31,138
Series 2009-88, Class QE,
3.00%, 9/16/2039 51,195 52,473
Series 2011-39, Class NE,
3.50%, 9/16/2039 84,391 89,134
Series 2010-H22, Class FE,
0.51%, 5/20/2059(b) 125,795 125,702
Series 2010-H02, Class FA,
0.83%, 2/20/2060(b) 338,882 340,733
Series 2011-H11, Class FA,
0.66%, 3/20/2061(b) 210,711 211,184
Series 2011-H23, Class HA,
3.00%, 12/20/2061 12,600 12,920
Series 2012-H18, Class NA,
0.68%, 8/20/2062(b) 103,221 103,480
Series 2016-H13, Class FT,
0.74%, 5/20/2066(b) 84,304 84,507
Series 2017-H25, Class FD,
0.31%, 12/20/2067(b) 191,156 190,479
Series 2019-H01, Class FJ,
0.46%, 9/20/2068(b) 199,091 198,727
Series 2019-H01, Class FT,
0.56%, 10/20/2068(b) 455,749 455,671
Series 2019-H13, Class FT,
0.58%, 8/20/2069(b) 784,505 783,789
Total Collateralized Mortgage Obligations
(cost $3,329,454)
3,338,161

Nationwide Loomis Short Term Bond Fund - October 31, 2020 - Statement of Investments - 63
Commercial Mortgage-Backed Securities 1.7%
Principal
Amount ($) Value ($)
BBCMS Mortgage Trust ,
Series 2020-BID, Class A,
2.28%, 10/15/2037(a)(b) 425,000 423,996
Benchmark Mortgage Trust ,
Series 2019-B10, Class A1,
2.79%, 3/15/2062 1,528,872 1,573,535
CSMC OA LLC , Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 295,000 299,031
Starwood Retail Property
Trust , Series 2014-
STAR, Class A, 1.62%,
11/15/2027(a)(b) 336,810 249,334
Wells Fargo Commercial
Mortgage Trust , Series
2013-LC12, Class A4,
4.22%, 7/15/2046(b) 1,015,000 1,088,470
Total Commercial Mortgage-Backed
Securities
(cost $3,689,742) 3,634,366
Corporate Bonds 59.5%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
3.63%, 2/1/2031 385,000 383,153
Raytheon Technologies Corp. ,
3.65%, 8/16/2023 23,000 24,872
408,025
Airlines 0.6%
Delta Air Lines, Inc. ,
2.60%, 12/4/2020 825,000 824,556
Southwest Airlines Co. ,
5.25%, 5/4/2025 255,000 283,527
5.13%, 6/15/2027 140,000 155,649
1,263,732
Automobiles 1.7%
BMW Finance NV ,
2.25%, 8/12/2022(a) 1,200,000 1,235,504
BMW US Capital LLC ,
3.45%, 4/12/2023(a) 750,000 796,632
Hyundai Capital America ,
3.00%, 2/10/2027(a) 380,000 395,827
Nissan Motor Co. Ltd. ,
3.52%, 9/17/2025(a) 490,000 493,003
Volkswagen Group of America
Finance LLC ,
4.25%, 11/13/2023(a) 765,000 840,128
3,761,094
Banks 18.5%
ANZ New Zealand Int'l Ltd. ,
2.75%, 1/22/2021(a) 1,560,000 1,568,345
Australia & New Zealand
Banking Group Ltd. ,
2.05%, 11/21/2022 1,200,000 1,240,381
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Bilbao Vizcaya
Argentaria SA ,
0.88%, 9/18/2023 1,000,000 998,350
Banco Santander SA ,
2.75%, 5/28/2025 600,000 631,445
Bank of America Corp. ,
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 735,000 738,633
(SOFR + 1.01%), 1.20%,
10/24/2026(c) 1,100,000 1,100,915
Bank of Ireland Group plc ,
4.50%, 11/25/2023(a) 360,000 389,745
Bank of Montreal ,
2.05%, 11/1/2022 1,190,000 1,229,643
1.85%, 5/1/2025 260,000 271,153
Bank of Nova Scotia (The) ,
1.95%, 2/1/2023 1,190,000 1,229,769
0.55%, 9/15/2023 330,000 330,365
1.30%, 6/11/2025 205,000 208,842
Banque Federative du Credit
Mutuel SA ,
2.38%, 11/21/2024(a) 590,000 624,470
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(c) 415,000 434,706
BNP Paribas SA ,
(ICE LIBOR USD 3
Month + 2.24%), 4.70%,
1/10/2025(a)(c) 545,000 601,753
(SOFR + 2.07%), 2.22%,
6/9/2026(a)(c) 550,000 568,707
Canadian Imperial Bank of
Commerce ,
2.70%, 2/2/2021 210,000 211,296
Citigroup, Inc. ,
(SOFR + 0.87%), 2.31%,
11/4/2022(c) 335,000 341,139
(ICE LIBOR USD 3
Month + 0.72%), 3.14%,
1/24/2023(c) 650,000 669,810
Comerica, Inc. ,
3.70%, 7/31/2023 375,000 404,622
Commonwealth Bank of
Australia ,
3.45%, 3/16/2023(a) 680,000 728,619
Credit Agricole SA ,
3.75%, 4/24/2023(a) 595,000 639,345
Danske Bank A/S ,
3.88%, 9/12/2023(a) 1,225,000 1,316,908
DNB Bank ASA ,
2.15%, 12/2/2022(a) 845,000 874,570
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.85%),
1.13%, 9/16/2026(a)(c) 690,000 688,753
Fifth Third Bank NA ,
3.35%, 7/26/2021 1,370,000 1,397,439
1.80%, 1/30/2023 1,005,000 1,033,515

64 - Statement of Investments - October 31, 2020 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(SOFR + 1.54%), 1.64%,
4/18/2026(c) 710,000 711,748
ING Groep NV ,
4.10%, 10/2/2023 790,000 867,435
JPMorgan Chase & Co. ,
(ICE LIBOR USD 3 Month +
0.70%), 3.21%, 4/1/2023(c) 590,000 613,057
KeyBank NA ,
3.30%, 2/1/2022 500,000 518,121
Lloyds Banking Group plc ,
4.05%, 8/16/2023 340,000 369,162
Mitsubishi UFJ Financial
Group, Inc. ,
2.67%, 7/25/2022 540,000 560,164
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(c) 1,150,000 1,189,403
National Australia Bank Ltd. ,
3.70%, 11/4/2021 1,125,000 1,161,517
1.88%, 12/13/2022 1,215,000 1,252,836
National Bank of Canada ,
2.15%, 10/7/2022(a) 645,000 666,182
NatWest Markets plc ,
3.63%, 9/29/2022(a) 1,200,000 1,263,086
Royal Bank of Canada ,
2.80%, 4/29/2022 1,260,000 1,305,500
1.95%, 1/17/2023 1,030,000 1,064,036
Santander Holdings USA, Inc. ,
3.45%, 6/2/2025 610,000 657,639
Santander UK plc ,
(ICE LIBOR USD 3 Month +
0.62%), 0.87%, 6/1/2021(c) 545,000 546,565
2.10%, 1/13/2023 815,000 841,209
Skandinaviska Enskilda
Banken AB ,
2.20%, 12/12/2022(a) 1,210,000 1,254,544
Societe Generale SA ,
2.63%, 1/22/2025(a) 495,000 515,011
Standard Chartered plc ,
(ICE LIBOR USD 3
Month + 1.21%), 2.82%,
1/30/2026(a)(c) 820,000 853,294
Sumitomo Mitsui Financial
Group, Inc. ,
1.47%, 7/8/2025 790,000 804,408
Svenska Handelsbanken AB ,
3.90%, 11/20/2023 685,000 754,954
Truist Financial Corp. ,
3.05%, 6/20/2022 395,000 411,334
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(c) 455,000 450,922
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.75%),
5.46%, 6/30/2035(a)(c) 200,000 201,967
Westpac Banking Corp. ,
2.80%, 1/11/2022 325,000 334,864
2.00%, 1/13/2023 605,000 626,091
40,268,287
Beverages 0.6%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 565,000 633,244
Pernod Ricard International
Finance LLC ,
1.25%, 4/1/2028(a) 780,000 758,692
1,391,936
Biotechnology 0.3%
AbbVie, Inc. ,
2.15%, 11/19/2021(a) 580,000 590,265
Building Products 0.0%
†
American Woodmark Corp. ,
4.88%, 3/15/2026(a) 95,000 95,475
Capital Markets 2.3%
Ameriprise Financial, Inc. ,
3.00%, 3/22/2022 505,000 523,398
Ares Capital Corp. ,
3.25%, 7/15/2025 530,000 531,692
3.88%, 1/15/2026 160,000 164,098
Charles Schwab Corp. (The) ,
3.25%, 5/21/2021 120,000 121,688
Credit Suisse AG ,
2.10%, 11/12/2021 415,000 422,300
Deutsche Bank AG ,
(SOFR + 2.16%), 2.22%,
9/18/2024(c) 675,000 682,452
FS KKR Capital Corp. ,
4.13%, 2/1/2025 170,000 169,491
Lehman Brothers Holdings,
Inc. ,
5.63%, 1/24/2013(d) 500,000 5,600
Macquarie Bank Ltd. ,
2.10%, 10/17/2022(a) 1,210,000 1,247,530
Oaktree Specialty Lending
Corp. ,
3.50%, 2/25/2025 150,000 150,164
Owl Rock Capital Corp. ,
4.25%, 1/15/2026 335,000 338,592
USAA Capital Corp. ,
2.63%, 6/1/2021(a) 555,000 562,358
4,919,363
Chemicals 0.6%
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 340,000 343,693
LYB International Finance III
LLC ,
1.25%, 10/1/2025 145,000 145,357

Nationwide Loomis Short Term Bond Fund - October 31, 2020 - Statement of Investments - 65
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Nutrition & Biosciences, Inc. ,
1.83%, 10/15/2027(a) 805,000 806,169
1,295,219
Consumer Finance 5.3%
AerCap Ireland Capital DAC ,
3.15%, 2/15/2024 460,000 456,987
American Express Co. ,
3.70%, 11/5/2021 1,310,000 1,350,495
3.70%, 8/3/2023 665,000 721,892
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 525,000 536,684
Capital One Financial Corp. ,
3.90%, 1/29/2024 855,000 932,835
Caterpillar Financial Services
Corp. ,
1.95%, 11/18/2022 1,200,000 1,237,136
0.65%, 7/7/2023 820,000 824,935
General Motors Financial Co.,
Inc. ,
2.90%, 2/26/2025 290,000 301,162
Harley-Davidson Financial
Services, Inc. ,
4.05%, 2/4/2022(a) 230,000 237,602
3.35%, 6/8/2025(a) 70,000 73,830
John Deere Capital Corp. ,
0.70%, 7/5/2023 1,005,000 1,012,602
LeasePlan Corp. NV ,
2.88%, 10/24/2024(a) 495,000 511,073
Navient Corp. ,
7.25%, 1/25/2022 600,000 619,500
5.00%, 3/15/2027 135,000 126,068
PACCAR Financial Corp. ,
1.90%, 2/7/2023 960,000 992,729
1.80%, 2/6/2025 135,000 140,946
Synchrony Financial ,
2.85%, 7/25/2022 155,000 159,914
4.38%, 3/19/2024 120,000 130,895
Toyota Motor Credit Corp. ,
3.05%, 1/8/2021 1,235,000 1,241,346
11,608,631
Diversified Financial Services 1.6%
AIG Global Funding ,
0.80%, 7/7/2023(a) 1,050,000 1,057,594
0.90%, 9/22/2025(a) 390,000 388,250
Element Fleet Management
Corp. ,
3.85%, 6/15/2025(a) 320,000 340,409
Equitable Holdings, Inc. ,
3.90%, 4/20/2023 585,000 629,021
GE Capital Funding LLC ,
4.05%, 5/15/2027(a) 480,000 520,925
Shell International Finance
BV ,
2.38%, 4/6/2025 485,000 517,419
3,453,618
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services 0.2%
British Telecommunications
plc ,
4.50%, 12/4/2023 400,000 441,536
Electric Utilities 2.6%
Alliant Energy Finance LLC ,
3.75%, 6/15/2023(a) 820,000 879,465
American Electric Power Co.,
Inc. ,
2.15%, 11/13/2020 1,635,000 1,635,843
Duke Energy Corp. ,
0.90%, 9/15/2025 385,000 383,374
Entergy Corp. ,
0.90%, 9/15/2025 435,000 435,021
Eversource Energy ,
Series N, 3.80%, 12/1/2023 1,155,000 1,264,479
Liberty Utilities Finance GP 1 ,
2.05%, 9/15/2030(a) 95,000 93,174
Southern California Edison
Co. ,
Series 20C, 1.20%,
2/1/2026 400,000 396,844
Vistra Operations Co. LLC ,
3.70%, 1/30/2027(a) 600,000 632,151
5,720,351
Electronic Equipment, Instruments & Components 0.2%
CDW LLC ,
3.25%, 2/15/2029 370,000 369,538
Equity Real Estate Investment Trusts (REITs) 2.5%
Digital Realty Trust LP ,
2.75%, 2/1/2023 1,235,000 1,291,344
Equinix, Inc. ,
1.80%, 7/15/2027 110,000 111,609
Federal Realty Investment
Trust ,
3.95%, 1/15/2024 665,000 720,153
GLP Capital LP ,
5.25%, 6/1/2025 600,000 655,488
Host Hotels & Resorts LP ,
Series I, 3.50%, 9/15/2030 265,000 253,804
Office Properties Income
Trust ,
4.50%, 2/1/2025 605,000 613,065
Omega Healthcare Investors,
Inc. ,
3.38%, 2/1/2031 390,000 375,293
Simon Property Group LP ,
2.63%, 6/15/2022 1,165,000 1,197,162
3.50%, 9/1/2025 295,000 322,870
5,540,788
Food & Staples Retailing 0.1%
Albertsons Cos., Inc. ,
3.25%, 3/15/2026(a) 265,000 260,363
Food Products 0.4%
Bunge Ltd. Finance Corp. ,
4.35%, 3/15/2024 795,000 874,473

66 - Statement of Investments - October 31, 2020 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities 0.4%
CenterPoint Energy
Resources Corp. ,
3.55%, 4/1/2023 750,000 802,638
Health Care Equipment & Supplies 0.6%
Zimmer Biomet Holdings, Inc. ,
(ICE LIBOR USD 3
Month + 0.75%), 0.98%,
3/19/2021(c) 1,395,000 1,395,212
Health Care Providers & Services 1.2%
Centene Corp. ,
3.00%, 10/15/2030 275,000 285,575
Cigna Corp. ,
3.75%, 7/15/2023 535,000 579,024
CVS Health Corp. ,
3.70%, 3/9/2023 496,000 530,909
McKesson Corp. ,
3.65%, 11/30/2020 1,270,000 1,273,232
2,668,740
Hotels, Restaurants & Leisure 0.9%
1011778 BC ULC ,
4.00%, 10/15/2030(a) 545,000 541,594
Choice Hotels International,
Inc. ,
3.70%, 1/15/2031 65,000 67,255
Hyatt Hotels Corp. ,
5.38%, 4/23/2025 65,000 70,490
Marriott International, Inc. ,
Series Y, (ICE LIBOR USD
3 Month + 0.60%), 0.85%,
12/1/2020(c) 1,280,000 1,279,252
1,958,591
Household Durables 0.6%
DR Horton, Inc. ,
2.55%, 12/1/2020 720,000 721,076
Panasonic Corp. ,
2.54%, 7/19/2022(a) 590,000 606,629
1,327,705
Independent Power and Renewable Electricity Producers
0.2%
AES Corp. (The) ,
3.30%, 7/15/2025(a) 315,000 341,939
Industrial Conglomerates 0.1%
Honeywell International, Inc. ,
1.85%, 11/1/2021 315,000 319,301
Insurance 5.3%
Aon Corp. ,
2.20%, 11/15/2022 1,195,000 1,237,112
Assurant, Inc. ,
4.20%, 9/27/2023 305,000 330,031
Athene Global Funding ,
1.20%, 10/13/2023(a) 725,000 725,454
2.50%, 1/14/2025(a) 570,000 587,294
Great-West Lifeco US Finance
2020 LP ,
0.90%, 8/12/2025(a) 475,000 472,879
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Guardian Life Global Funding ,
1.10%, 6/23/2025(a) 995,000 1,005,193
Jackson National Life Global
Funding ,
(SOFR + 0.60%), 0.68%,
1/6/2023(a)(c) 1,205,000 1,207,371
Marsh & McLennan Cos., Inc. ,
3.50%, 12/29/2020 645,000 648,211
MassMutual Global Funding II ,
2.25%, 7/1/2022(a) 990,000 1,020,400
0.85%, 6/9/2023(a) 1,054,000 1,064,047
Metropolitan Life Global
Funding I ,
2.40%, 6/17/2022(a) 560,000 578,275
0.90%, 6/8/2023(a) 445,000 449,811
Protective Life Global
Funding ,
1.08%, 6/9/2023(a) 1,005,000 1,017,966
Reliance Standard Life Global
Funding II ,
2.15%, 1/21/2023(a) 575,000 589,429
Unum Group ,
4.50%, 3/15/2025 505,000 561,546
11,495,019
Interactive Media & Services 0.5%
Baidu, Inc. ,
3.88%, 9/29/2023 1,030,000 1,106,128
Internet & Direct Marketing Retail 0.3%
eBay, Inc. ,
1.90%, 3/11/2025 315,000 326,910
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 285,000 313,386
640,296
IT Services 0.7%
DXC Technology Co. ,
4.13%, 4/15/2025 85,000 91,513
IBM Credit LLC ,
2.20%, 9/8/2022 620,000 642,140
Western Union Co. (The) ,
4.25%, 6/9/2023 825,000 892,550
1,626,203
Leisure Products 0.2%
Hasbro, Inc. ,
3.55%, 11/19/2026 420,000 452,183
Machinery 0.1%
CNH Industrial Capital LLC ,
1.95%, 7/2/2023 230,000 233,957
Media 0.2%
Outfront Media Capital LLC ,
6.25%, 6/15/2025(a) 415,000 423,559
Metals & Mining 0.5%
Freeport-McMoRan, Inc. ,
4.63%, 8/1/2030 250,000 266,875
Glencore Funding LLC ,
4.13%, 3/12/2024(a) 190,000 205,394

Nationwide Loomis Short Term Bond Fund - October 31, 2020 - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
Glencore Funding LLC,
2.50%, 9/1/2030(a) 85,000 82,565
Reliance Steel & Aluminum
Co. ,
1.30%, 8/15/2025 570,000 569,791
1,124,625
Mortgage Real Estate Investment Trusts (REITs) 0.3%
Starwood Property Trust, Inc. ,
3.63%, 2/1/2021 240,000 240,024
5.50%, 11/1/2023(a) 470,000 465,789
705,813
Multi-Utilities 0.7%
Dominion Energy, Inc. ,
3.07%, 8/15/2024(e) 295,000 318,509
WEC Energy Group, Inc. ,
0.55%, 9/15/2023 1,105,000 1,108,470
1,426,979
Oil, Gas & Consumable Fuels 2.9%
BP Capital Markets America,
Inc. ,
3.19%, 4/6/2025 485,000 530,454
EQT Corp. ,
7.88%, 2/1/2025(e) 240,000 267,000
Gray Oak Pipeline LLC ,
2.60%, 10/15/2025(a) 75,000 74,926
Marathon Petroleum Corp. ,
4.50%, 5/1/2023 680,000 730,897
Midwest Connector Capital
Co. LLC ,
3.63%, 4/1/2022(a) 770,000 777,650
MPLX LP ,
3.38%, 3/15/2023 780,000 820,470
Northriver Midstream Finance
LP ,
5.63%, 2/15/2026(a) 770,000 762,685
Occidental Petroleum Corp. ,
8.00%, 7/15/2025 240,000 234,000
5.88%, 9/1/2025 190,000 167,200
ONEOK, Inc. ,
5.85%, 1/15/2026 170,000 193,045
Phillips 66 ,
(ICE LIBOR USD 3
Month + 0.60%), 0.83%,
2/26/2021(c) 1,215,000 1,215,174
Pioneer Natural Resources
Co. ,
1.90%, 8/15/2030 165,000 154,236
Plains All American Pipeline
LP ,
3.80%, 9/15/2030 55,000 53,090
Valero Energy Corp. ,
2.15%, 9/15/2027 325,000 310,087
6,290,914
Pharmaceuticals 1.8%
AstraZeneca plc ,
3.50%, 8/17/2023 695,000 751,346
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bayer US Finance II LLC ,
3.38%, 7/15/2024(a) 385,000 414,845
Bristol-Myers Squibb Co. ,
2.00%, 8/1/2022 100,000 102,859
Pfizer, Inc. ,
3.20%, 9/15/2023 675,000 727,349
Takeda Pharmaceutical Co.
Ltd. ,
4.00%, 11/26/2021 1,270,000 1,313,853
Upjohn, Inc. ,
2.30%, 6/22/2027(a) 505,000 521,850
3,832,102
Road & Rail 0.7%
Penske Truck Leasing Co. LP ,
4.13%, 8/1/2023(a) 845,000 917,066
4.00%, 7/15/2025(a) 45,000 50,756
Ryder System, Inc. ,
3.88%, 12/1/2023 350,000 380,905
4.63%, 6/1/2025 245,000 281,800
1,630,527
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
3.46%, 9/15/2026 626,000 680,934
Marvell Technology Group
Ltd. ,
4.20%, 6/22/2023 600,000 649,099
Microchip Technology, Inc. ,
3.92%, 6/1/2021 230,000 234,351
2.67%, 9/1/2023(a) 335,000 347,596
1,911,980
Software 0.1%
Infor, Inc. ,
1.45%, 7/15/2023(a) 225,000 228,214
Specialty Retail 0.1%
Ken Garff Automotive LLC ,
4.88%, 9/15/2028(a) 135,000 133,761
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC ,
5.85%, 7/15/2025(a) 390,000 457,943
Hewlett Packard Enterprise
Co. ,
3.50%, 10/5/2021 140,000 143,685
1.45%, 4/1/2024 170,000 173,111
4.65%, 10/1/2024 330,000 372,456
NCR Corp. ,
5.00%, 10/1/2028(a) 255,000 252,450
1,399,645
Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Co. ,
5.00%, 5/1/2025 130,000 133,250
Thrifts & Mortgage Finance 0.4%
Ladder Capital Finance
Holdings LLLP ,
4.25%, 2/1/2027(a) 295,000 255,175

68 - Statement of Investments - October 31, 2020 - Nationwide Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Thrifts & Mortgage Finance
PennyMac Financial Services,
Inc. ,
5.38%, 10/15/2025(a) 525,000 535,343
790,518
Tobacco 0.5%
BAT Capital Corp. ,
4.70%, 4/2/2027 755,000 863,728
Philip Morris International,
Inc. ,
1.75%, 11/1/2030 310,000 305,388
1,169,116
Trading Companies & Distributors 0.6%
Air Lease Corp. ,
3.50%, 1/15/2022 240,000 245,611
Aircastle Ltd. ,
5.25%, 8/11/2025(a) 550,000 545,764
Aviation Capital Group LLC ,
3.88%, 5/1/2023(a) 515,000 516,225
1,307,600
Wireless Telecommunication Services 0.3%
SK Telecom Co. Ltd. ,
3.75%, 4/16/2023(a) 315,000 336,804
T-Mobile USA, Inc. ,
2.25%, 11/15/2031(a) 405,000 400,995
737,799
Total Corporate Bonds
(cost $126,018,359)
129,877,008
Mortgage-Backed Securities 1.1%
FHLMC Gold Pool
Pool# G14899
3.00%, 11/1/2023 116,670 122,064
Pool# G13746
4.50%, 1/1/2025 71,585 75,997
Pool# J11719
4.00%, 2/1/2025 24,038 25,488
Pool# G13888
5.00%, 6/1/2025 18,479 19,502
Pool# J12635
4.00%, 7/1/2025 80,677 85,621
Pool# J12604
4.00%, 7/1/2025 74,375 78,919
Pool# G13908
4.00%, 10/1/2025 17,598 18,670
Pool# J19197
3.00%, 5/1/2027 238,613 250,230
Pool# G18437
3.00%, 6/1/2027 275,891 289,379
Pool# C00748
6.00%, 4/1/2029 8,083 9,159
Pool# C01418
5.50%, 10/1/2032 50,570 59,115
Pool# G01740
5.50%, 12/1/2034 29,449 34,723
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G04342
6.00%, 4/1/2038 33,917 39,880
FHLMC Non Gold Pool
Pool# 972136
3.94%, 1/1/2034(b) 40,425 42,324
Pool# 848191
3.49%, 12/1/2034(b) 182,023 185,229
FNMA Pool# 815323 ,
2.23%, 1/1/2035 (b) 52,197
53,954
FNMA UMBS Pool
Pool# 981257
5.00%, 5/1/2023 26,936 28,423
Pool# 931892
4.50%, 9/1/2024 259,585 275,654
Pool# AL0802
4.50%, 4/1/2025 56,436 59,932
Pool# AB2518
4.00%, 3/1/2026 52,098 55,353
Pool# AB4998
3.00%, 4/1/2027 404,561 423,966
Pool# MA1174
3.00%, 9/1/2027 62,975 66,000
Pool# 190307
8.00%, 6/1/2030 629 747
Pool# 253516
8.00%, 11/1/2030 508 609
Pool# 725773
5.50%, 9/1/2034 62,865 74,071
Pool# 811773
5.50%, 1/1/2035 58,394 68,732
GNMA Pool# 5080 ,
4.00%, 6/20/2026 63,697
67,688
Total Mortgage-Backed Securities
(cost $2,424,224)
2,511,429
U.S. Treasury Obligations 12.8%
U.S. Treasury Notes
0.13%, 7/31/2022 5,820,000 5,816,590
0.13%, 9/30/2022 21,025,000 21,013,502
0.25%, 9/30/2025 1,095,000 1,088,241
Total U.S. Treasury Obligations
(cost $27,920,360)
27,918,333
Total Investments
(cost $212,024,566) — 99.3%
216,736,900
Other assets in excess of
liabilities — 0.7% 1,418,969
NET ASSETS — 100.0%
$ 218,155,869
† Amount rounds to less than 0.1%.

Nationwide Loomis Short Term Bond Fund - October 31, 2020 - Statement of Investments - 69
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$72,448,695 which represents 33.21% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note 6 for further information. The interest rate shown was
the current rate as of October 31, 2020.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2020.
(d) Security in default.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at October 31, 2020.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GP General Partnership
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note (77) 12/2020 USD (9,671,320) 19,666
U.S. Treasury 10 Year Ultra Note (20) 12/2020 USD (3,145,625) 47,824
67,490
At October 31, 2020, the Fund had $207,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

70 - Statements of Assets and Liabilities - October 31, 2020 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Nationwide Core Plus
Bond Fund
Assets:
Investment securities of affiliated issuers, at value $ — $ —
Investment securities of unaffiliated issuers, at value 331,770,008 1,119,408,208
Repurchase agreement, at value — —
Cash 29,015,560 25,210,367
Deposits with broker for futures contracts — —
Interest receivable 1,792,497 7,411,528
Receivable for investments sold 1,833 5,648,273
Receivable for capital shares issued 306,956 93,355
Receivable for variation margin on futures contracts — —
Receivable for reimbursement from investment adviser (Note 3) 18,735 —
Prepaid expenses 33,536 21,693
Total Assets 362,939,125 1,157,793,424
Liabilities:
Payable for investments purchased 3,594,646 —
Distributions payable 7,624 20,340
Payable for capital shares redeemed 191,242 1,003,027
Payable for variation margin on futures contracts 84,877 —
Accrued expenses and other payables:
Investment advisory fees 122,510 413,508
Fund administration fees 22,372 42,519
Distribution fees 4,980 3,897
Administrative servicing fees 10,055 20,804
Accounting and transfer agent fees 6,996 4,074
Trustee fees 1,207 3,862
Custodian fees 2,507 8,449
Compliance program costs (Note 3) 108 341
Professional fees 27,629 34,247
Printing fees 20,725 15,084
Other 9,505 14,408
Total Liabilities 4,106,983 1,584,560
Net Assets $ 358,832,142 $ 1,156,208,864
Cost of investment securities of affiliated issuers — —
Cost of investment securities of unaffiliated issuers 317,965,261 1,084,475,064
Cost of repurchase agreement — —
Represented by:
Capital $ 339,723,707 $ 1,104,476,002
Total distributable earnings (loss) 19,108,435 51,732,862
Net Assets $ 358,832,142 $ 1,156,208,864

Fixed lncome Funds - October 31, 2020 - Statements of Assets and Liabilities - 71
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis
Short-Term Bond Fund
$ — $ — $ 502,519 $ —
476,806,835 256,086,312 579,712,448 216,736,900
161,000,000 — — —
729,625 2,205,484 18,256,445 2,364,890
— — 335,000 207,000
174,477 487,411 2,676,655 1,013,071
10,295,946 — 33,062,982 1,848,292
4,748,251 247,760 850,797 24,629
— 233,366 556,391 130,458
23,300 11,044 — 5,561
80,198 25,259 28,627 33,416
653,858,632 259,296,636 635,981,864 222,364,217
9,000,871 — 66,344,271 3,666,184
— — 1,918 3,811
529,819 117,527 407,965 369,446
— — — —
— 54,740 190,526 64,749
26,965 19,446 26,083 18,940
— 2,633 4,816 8,083
— 1,195 180,647 12,396
78,660 3,908 3,279 4,531
2,122 852 1,918 738
11,082 1,115 494 2,181
183 75 170 67
15,885 20,601 27,810 24,864
73,722 23,858 19,414 22,822
16,989 12,967 11,941 9,536
9,756,298 258,917 67,221,252 4,208,348
$ 644,102,334 $ 259,037,719 $ 568,760,612 $ 218,155,869
— — 468,914 —
476,806,835 234,740,011 566,143,944 212,024,566
161,000,000 — — —
$ 644,102,334 $ 245,061,872 $ 536,447,933 $ 218,544,229
— 13,975,847 32,312,679 (388,360)
$ 644,102,334 $ 259,037,719 $ 568,760,612 $ 218,155,869

72 - Statements of Assets and Liabilities - October 31, 2020 - Fixed lncome Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Fund
Nationwide Core Plus
Bond Fund
Net Assets:
Class A Shares $ 16,646,405 $ 18,296,129
Class C Shares 1,696,125 —
Class R Shares 1 —
Class R6 Shares 297,588,748 1,121,592,197
Institutional Service Class Shares 42,900,863 16,320,538
Investor Shares — —
Service Class Shares — —
Total $ 358,832,142 $ 1,156,208,864
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,620,913 1,693,355
Class C Shares 164,974 —
Class R Shares — —
Class R6 Shares 28,924,747 103,737,628
Institutional Service Class Shares 4,172,069 1,509,073
Investor Shares — —
Service Class Shares — —
Total 34,882,703 106,940,056
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 10.27(a) $ 10.80(b)
Class C Shares $ 10.28(d) $ —
Class R Shares $ 10.42 $ —
Class R6 Shares $ 10.29 $ 10.81
Institutional Service Class Shares $ 10.28 $ 10.81
Investor Shares $ — $ —
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10.51 $ 11.28
Maximum Sales Charge:
Class A Shares 2.25% 4.25%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(d) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Fixed lncome Funds - October 31, 2020 - Statements of Assets and Liabilities - 73
Nationwide Government
Money Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis Core
Bond Fund
Nationwide Loomis
Short-Term Bond Fund
$ — $ 12,386,567 $ 13,708,908 $ 22,765,448
— — 3,001,409 5,194,855
— — — —
258,185,637 219,947,457 167,865,682 170,326,192
— 26,703,695 384,184,613 19,869,374
384,297,888 — — —
1,618,809 — — —
$ 644,102,334 $ 259,037,719 $ 568,760,612 $ 218,155,869
— 1,150,122 1,190,058 2,204,079
— — 262,179 496,860
— — — —
258,188,135 20,246,352 14,300,761 16,460,804
— 2,461,317 32,727,007 1,920,334
384,299,364 — — —
1,618,828 — — —
644,106,327 23,857,791 48,480,005 21,082,077
$ — $ 10.77(a) $ 11.52(c) $ 10.33(c)
$ — $ — $ 11.45(d) $ 10.46(d)
$ — $ — $ — $ —
$ 1.00 $ 10.86 $ 11.74 $ 10.35
$ — $ 10.85 $ 11.74 $ 10.35
$ 1.00 $ — $ — $ —
$ 1.00 $ — $ — $ —
$ — $ 11.02 $ 11.79 $ 10.57
– % 2.25% 2.25% 2.25%

74 - Statements of Operations - For the Year Ended October 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Fund
Nationwide Core
Plus Bond Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 10,452,707 $ 34,451,539
Interest income from affiliated issuers — —
Dividend income from unaffiliated issuers — 637,818
Income from securities lending (Note 2) — 3,196
Total Income 10,452,707 35,092,553
EXPENSES:
Investment advisory fees 1,484,661 4,962,115
Fund administration fees 171,443 374,308
Distribution fees Class A 39,126 48,859
Distribution fees Class C 14,261 —
Distribution fees Class R 1,194 —
Distribution fees Service Class — —
Administrative servicing fees Class A 4,698 17,479
Administrative servicing fees Class C 713 —
Administrative servicing fees Class R 380 —
Administrative servicing fees Institutional Service Class 38,271 14,878
Administrative servicing fees Investor — —
Administrative servicing fees Service Class — —
Registration and filing fees 66,987 45,846
Professional fees 60,181 96,428
Printing fees 25,938 25,343
Trustee fees 11,642 36,477
Custodian fees 11,151 36,807
Accounting and transfer agent fees 46,314 25,666
Compliance program costs (Note 3) 1,141 3,465
Other 15,166 34,179
Total expenses before fees waived and expenses reimbursed 1,993,267 5,721,850
Distribution fees voluntarily waived - Service Class (Note 3) — —
Investment advisory fees voluntarily waived (Note 3) — (124,987)
Administrative servicing fees voluntarily waived - Investor (Note 3) — —
Administrative servicing fees voluntarily waived - Service Class (Note 3) — —
Expenses reimbursed by adviser (Note 3) (264,722) —
Net Expenses 1,728,545 5,596,863
NET INVESTMENT INCOME 8,724,162 29,495,690
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers — —
Transactions in investment securities of unaffiliated issuers 5,269,505 40,328,737
Expiration or closing of futures contracts (Note 2) 3,561,149 —
Expiration or closing of option contracts written (Note 2) 61,179 —
TBA Sale Commitments — —
Net realized gains (losses) 8,891,833 40,328,737
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers — —
Investment securities of unaffiliated issuers 2,376,016 1,894,254
Futures contracts (Note 2) (209,642) —
Options contracts written (Note 2) (45,945) —
Net change in unrealized appreciation/depreciation 2,120,429 1,894,254
Net realized/unrealized gains (losses) 11,012,262 42,222,991
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 19,736,424 $ 71,718,681
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - For the Year Ended October 31, 2020 - Statements of Operations - 75
Nationwide
Government Money
Market Fund
Nationwide Inflation-
Protected Securities
Fund
Nationwide Loomis
Core Bond Fund
Nationwide Loomis
Short-Term Bond
Fund
$ 4,502,559 $ 4,042,285 $ 12,353,652 $ 5,766,232
— — 13,769 —
12,052 — — —
— — 44 —
4,514,611 4,042,285 12,367,465 5,766,232
1,780,756 610,476 1,934,457 774,176
215,240 138,629 195,919 135,299
— 27,259 32,459 57,564
— — 25,374 44,256
— — — —
2,476 — — —
— 12,000 10,311 18,421
— — 3,043 4,691
— — — —
— 31,394 906,921 11,325
328,557 — — —
2,476 — — —
54,928 45,126 57,544 54,617
58,573 42,189 63,604 51,227
109,814 21,716 21,967 24,122
18,661 7,741 15,558 7,021
9,929 7,343 12,341 7,213
541,979 25,369 27,962 27,763
2,008 785 1,735 649
19,198 12,389 16,838 10,569
3,144,595 982,416 3,326,033 1,228,913
(1,472) — — —
(751,234) — — —
(200,831) — — —
(1,386) — — —
(380) (177,270) — (94,873)
2,189,292 805,146 3,326,033 1,134,040
2,325,319 3,237,139 9,041,432 4,632,192
— — 32,727 —
2,187 (157,532) 19,373,743 3,133,793
— (1,100,775) (387,241) (439,143)
— — — —
— — (3,128) —
2,187 (1,258,307) 19,016,101 2,694,650
— — 33,605 —
— 17,983,446 5,256,622 1,703,623
— 23,354 332,386 (88,553)
— — — —
— 18,006,800 5,622,613 1,615,070
2,187 16,748,493 24,638,714 4,309,720
$ 2,327,506 $ 19,985,632 $ 33,680,146 $ 8,941,912

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - October 31, 2020 - Fixed Income Funds
Nationwide Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 8,724,162 $ 10,968,478
Net realized gains (losses) 8,891,833 6,354,203
Net change in unrealized appreciation/depreciation 2,120,429 22,472,329
Change in net assets resulting from operations 19,736,424 39,795,010
Distributions to Shareholders From:
Distributable earnings:
Class A (370,431) (323,743)
Class C (22,641) (47,910)
Class R (4,817) (6,629)
Class R6 (8,057,710) (9,600,110)
Institutional Service Class (1,232,606) (1,387,566)
Investor — —
Service Class — —
Change in net assets from shareholder distributions (9,688,205) (11,365,958)
Change in net assets from capital transactions (21,509,769) (40,078,060)
Change in net assets (11,461,550) (11,649,008)
Net Assets:
Beginning of year 370,293,692 381,942,700
End of year $ 358,832,142 $ 370,293,692

Fixed Income Funds - October 31, 2020 - Statements of Changes in Net Assets - 77
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 29,495,690 $ 36,734,558 $ 2,325,319 $ 10,197,617
40,328,737 6,820,265 2,187 (40)
1,894,254 72,383,970 — —
71,718,681 115,938,793 2,327,506 10,197,577
(492,928) (632,509) — —
— — — —
— — — —
(31,572,119) (36,751,648) (956,462) (4,285,515)
(582,004) (679,817) — —
— — (1,363,053) (5,881,486)
— — (5,814) (30,615)
(32,647,051) (38,063,974) (2,325,329) (10,197,616)
(79,062,184) (68,671,517) 106,196,523 (18,536,096)
(39,990,554) 9,203,302 106,198,700 (18,536,135)
1,196,199,418 1,186,996,116 537,903,634 556,439,769
$ 1,156,208,864 $ 1,196,199,418 $ 644,102,334 $ 537,903,634

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - October 31, 2020 - Fixed Income Funds
Nationwide Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 4,007,008 $ 3,308,848
Proceeds from shares issued from class conversion (Note 1) 21,268 932,695
Dividends reinvested 355,414 305,579
Cost of shares redeemed (1,592,816) (2,813,543)
Total Class A Shares 2,790,874 1,733,579
Class C Shares
Proceeds from shares issued 856,314 492,447
Dividends reinvested 22,167 44,781
Cost of shares redeemed in class conversion (Note 1) (21,268) (932,695)
Cost of shares redeemed (366,439) (761,059)
Total Class C Shares 490,774 (1,156,526)
Class R Shares
Proceeds from shares issued 12,311 17,794
Dividends reinvested 4 11
Cost of shares redeemed (289,571) (8,116)
Total Class R Shares (277,256) 9,689
Class R6 Shares
Proceeds from shares issued 20,580,411 3,415,380
Dividends reinvested 8,057,710 9,600,069
Cost of shares redeemed (42,707,878) (59,311,714)
Total Class R6 Shares (14,069,757) (46,296,265)
Institutional Service Class Shares
Proceeds from shares issued 10,796,113 12,129,394
Dividends reinvested 1,139,623 1,286,265
Cost of shares redeemed (22,380,140) (7,784,196)
Total Institutional Service Class Shares (10,444,404) 5,631,463
Investor Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Investor Shares — —
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (21,509,769) $ (40,078,060)

Fixed Income Funds - October 31, 2020 - Statements of Changes in Net Assets - 79
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 1,254,695 $ 5,023,081 $ — $ —
— — — —
474,429 615,961 — —
(5,874,178) (5,487,079) — —
(4,145,054) 151,963 — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
129,469,555 84,281,218 158,141,637 78,631,196
31,340,378 36,503,261 956,299 4,284,979
(223,878,434) (197,856,651) (110,250,955) (112,610,410)
(63,068,501) (77,072,172) 48,846,981 (29,694,235)
6,034,913 19,884,914 — —
560,730 659,994 — —
(18,444,272) (12,296,216) — —
(11,848,629) 8,248,692 — —
— — 199,851,375 125,642,866
— — 1,341,317 5,809,573
— — (143,667,650) (120,221,166)
— — 57,525,042 11,231,273
— — 1,112,230 533,567
— — 5,814 30,615
— — (1,293,544) (637,316)
— — (175,500) (73,134)
$ (79,062,184) $ (68,671,517) $ 106,196,523 $ (18,536,096)

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - October 31, 2020 - Fixed Income Funds
Nationwide Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 397,066 343,043
Issued in class conversion (Note 1) 2,135 92,805
Reinvested 34,876 31,454
Redeemed (156,896) (292,898)
Total Class A Shares 277,181 174,404
Class C Shares
Issued 84,303 52,217
Reinvested 2,170 4,609
Redeemed in class conversion (Note 1) (2,133) (92,621)
Redeemed (36,094) (77,509)
Total Class C Shares 48,246 (113,304)
Class R Shares
Issued 1,215 1,838
Reinvested 1 1
Redeemed (27,879) (816)
Total Class R Shares (26,663) 1,023
Class R6 Shares
Issued 2,031,457 353,030
Reinvested 789,705 987,583
Redeemed (4,181,976) (6,164,853)
Total Class R6 Shares (1,360,814) (4,824,240)
Institutional Service Class Shares
Issued 1,064,567 1,234,358
Reinvested 111,883 132,172
Redeemed (2,195,330) (795,400)
Total Institutional Service Class Shares (1,018,880) 571,130
Investor Shares
Issued — —
Reinvested — —
Redeemed — —
Total Investor Shares — —
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (2,080,930) (4,190,987)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - October 31, 2020 - Statements of Changes in Net Assets - 81
Nationwide Core Plus Bond Fund Nationwide Government Money Market Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
118,865 507,526 — —
— — — —
44,687 60,933 — —
(563,617) (546,695) — —
(400,065) 21,764 — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
— — — —
12,130,402 8,335,352 158,141,638 78,631,196
2,946,902 3,609,463 956,299 4,284,979
(21,411,690) (19,783,905) (110,250,955) (112,610,410)
(6,334,386) (7,839,090) 48,846,982 (29,694,235)
574,452 1,961,699 — —
52,906 65,108 — —
(1,756,683) (1,211,148) — —
(1,129,325) 815,659 — —
— — 199,851,374 125,642,866
— — 1,341,317 5,809,568
— — (143,667,649) (120,221,166)
— — 57,525,042 11,231,268
— — 1,112,229 533,567
— — 5,815 30,615
— — (1,293,544) (637,316)
— — (175,500) (73,134)
(7,863,776) (7,001,667) 106,196,524 (18,536,101)

The accompanying notes are an integral part of these financial statements.
82 - Statements of Changes in Net Assets - October 31, 2020 - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 3,237,139 $ 4,018,231
Net realized gains (losses) (1,258,307) (1,674,857)
Net change in unrealized appreciation/depreciation 18,006,800 17,334,974
Change in net assets resulting from operations 19,985,632 19,678,348
Distributions to Shareholders From:
Distributable earnings:
Class A (69,014) (211,366)
Class C — —
Class R6 (1,869,172) (4,638,174)
Institutional Service Class (205,738) (508,414)
Change in net assets from shareholder distributions (2,143,924) (5,357,954)
Change in net assets from capital transactions 8,604,235 (21,920,449)
Change in net assets 26,445,943 (7,600,055)
Net Assets:
Beginning of year 232,591,776 240,191,831
End of year $ 259,037,719 $ 232,591,776
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,061,387 $ 2,304,163
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 67,051 200,153
Cost of shares redeemed (3,074,710) (5,035,500)
Total Class A Shares 2,053,728 (2,531,184)
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R6 Shares
Proceeds from shares issued 48,547,425 14,814,319
Dividends reinvested 1,869,172 4,638,174
Cost of shares redeemed (45,907,309) (36,629,248)
Total Class R6 Shares 4,509,288 (17,176,755)
Institutional Service Class Shares
Proceeds from shares issued 6,836,223 1,849,506
Dividends reinvested 187,778 461,891
Cost of shares redeemed (4,982,783) (4,523,907)
Total Institutional Service Class Shares 2,041,218 (2,212,510)
Change in net assets from capital transactions $ 8,604,234 $ (21,920,449)

Fixed Income Funds - October 31, 2020 - Statements of Changes in Net Assets - 83
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 9,041,432 $ 10,843,017 $ 4,632,192 $ 6,215,299
19,016,101 9,443,810 2,694,650 1,075,355
5,622,613 23,781,680 1,615,070 6,794,557
33,680,146 44,068,507 8,941,912 14,085,211
(326,037) (326,650) (425,381) (518,518)
(70,559) (79,805) (78,367) (163,920)
(2,255,789) (623,646) (3,655,921) (4,654,207)
(9,308,775) (10,140,343) (516,601) (963,158)
(11,961,160) (11,170,444) (4,676,270) (6,299,803)
143,290,855 (24,390,935) (27,208,811) (28,474,180)
165,009,841 8,507,128 (22,943,169) (20,688,772)
403,750,771 395,243,643 241,099,038 261,787,810
$ 568,760,612 $ 403,750,771 $ 218,155,869 $ 241,099,038
$ 1,271,337 $ 1,467,529 $ 4,788,269 $ 5,034,438
11,114 — 140,211 292,876
301,852 300,000 397,899 486,262
(1,181,266) (1,558,261) (5,680,607) (8,018,299)
403,037 209,268 (354,228) (2,204,723)
973,387 1,181,867 1,792,254 936,156
58,467 64,935 74,612 156,122
(11,114) — (140,211) (292,876)
(1,645,607) (1,454,350) (3,122,067) (4,596,391)
(624,867) (207,548) (1,395,412) (3,796,989)
145,657,939 7,411,310 26,990,020 14,040,167
2,253,691 586,637 3,654,208 4,644,040
(12,220,929) (16,890,766) (39,146,160) (41,532,680)
135,690,701 (8,892,819) (8,501,932) (22,848,473)
87,638,658 63,607,139 4,170,159 31,995,718
9,304,604 10,133,104 507,644 944,197
(89,121,278) (89,240,079) (21,635,042) (32,563,910)
7,821,984 (15,499,836) (16,957,239) 376,005
$ 143,290,855 $ (24,390,935) $ (27,208,811) $ (28,474,180)

The accompanying notes are an integral part of these financial statements.
84 - Statements of Changes in Net Assets - October 31, 2020 - Fixed Income Funds
Nationwide Inflation-Protected Securities Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 489,165 239,846
Issued in class conversion (Note 1) — —
Reinvested 6,540 20,573
Redeemed (296,420) (518,264)
Total Class A Shares 199,285 (257,845)
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R6 Shares
Issued 4,643,068 1,498,260
Reinvested 180,527 471,971
Redeemed (4,493,180) (3,764,478)
Total Class R6 Shares 330,415 (1,794,247)
Institutional Service Class Shares
Issued 653,696 187,378
Reinvested 18,157 47,064
Redeemed (479,428) (461,631)
Total Institutional Service Class Shares 192,425 (227,189)
Total change in shares 722,125 (2,279,281)
Amounts designated as "—" are zero or have been rounded to zero.

Fixed Income Funds - October 31, 2020 - Statements of Changes in Net Assets - 85
Nationwide Loomis Core Bond Fund Nationwide Loomis Short-Term Bond Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
110,126 134,202 473,192 505,592
990 — 13,652 29,026
26,942 28,058 39,168 48,921
(105,610) (146,078) (558,667) (808,832)
32,448 16,182 (32,655) (225,293)
86,396 109,423 176,889 93,866
5,266 6,110 7,263 15,524
(996) — (13,483) (28,657)
(145,330) (135,199) (304,754) (454,382)
(54,664) (19,666) (134,085) (373,649)
13,106,166 672,309 2,652,960 1,407,405
194,095 53,865 358,922 466,287
(1,066,107) (1,604,466) (3,937,911) (4,204,824)
12,234,154 (878,292) (926,029) (2,331,132)
7,588,328 5,879,420 409,675 3,230,290
814,936 930,755 49,928 94,860
(7,899,888) (8,206,754) (2,149,656) (3,277,813)
503,376 (1,396,579) (1,690,053) 47,337
12,715,314 (2,278,355) (2,782,822) (2,882,737)

86 - Financial Highlights - October 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Bond Fund
Class A Shares
Year Ended October 31, 2020 $ 10.00 0.21 0.30 0.51 (0.24) — (0.24) $ 10.27 5.16% $ 16,646,405 0.72% 2.11% 0.79%
Year Ended October 31, 2019 $ 9.27 0.26 0.74 1.00 (0.27) — (0.27) $ 10.00 10.93% $ 13,438,635 0.72% 2.69% 0.79%
Year Ended October 31, 2018 $ 9.70 0.26 (0.43) (0.17) (0.26) — (0.26) $ 9.27 (1.76)% $ 10,834,040 0.74% 2.71% 0.81%
Year Ended October 31, 2017 $ 9.87 0.22 (0.12) 0.10 (0.23) (0.04) (0.27) $ 9.70 1.02% $ 12,010,761 0.74% 2.32% 0.80%
Year Ended October 31, 2016 $ 9.64 0.20 0.24 0.44 (0.21) — (0.21) $ 9.87 4.59% $ 13,183,195 0.74% 2.04% 0.82%
Class C Shares
Year Ended October 31, 2020 $ 10.01 0.14 0.29 0.43 (0.16) — (0.16) $ 10.28 4.35% $ 1,696,125 1.49% 1.33% 1.56%
Year Ended October 31, 2019 $ 9.28 0.19 0.74 0.93 (0.20) — (0.20) $ 10.01 10.07% $ 1,168,728 1.49% 1.95% 1.57%
Year Ended October 31, 2018 $ 9.71 0.18 (0.42) (0.24) (0.19) — (0.19) $ 9.28 (2.50)% $ 2,134,485 1.49% 1.95% 1.56%
Year Ended October 31, 2017 $ 9.88 0.15 (0.12) 0.03 (0.16) (0.04) (0.20) $ 9.71 0.26% $ 2,952,903 1.49% 1.56% 1.55%
Year Ended October 31, 2016 $ 9.65 0.12 0.24 0.36 (0.13) — (0.13) $ 9.88 3.80% $ 3,682,079 1.49% 1.28% 1.58%
Class R Shares
Year Ended October 31, 2020 $ 10.01 0.18 0.43 0.61 (0.20) — (0.20) $ 10.42 6.17%(g) $ 1 1.10% 1.76% 1.17%
Year Ended October 31, 2019 $ 9.27 0.24 0.75 0.99 (0.25) — (0.25) $ 10.01 10.79% $ 266,824 0.95% 2.47% 1.02%
Year Ended October 31, 2018 $ 9.71 0.22 (0.43) (0.21) (0.23) — (0.23) $ 9.27 (2.16)% $ 237,702 1.07% 2.34% 1.14%
Year Ended October 31, 2017 $ 9.88 0.19 (0.13) 0.06 (0.19) (0.04) (0.23) $ 9.71 0.62% $ 699,767 1.14% 1.92% 1.20%
Year Ended October 31, 2016 $ 9.65 0.16 0.24 0.40 (0.17) — (0.17) $ 9.88 4.16% $ 370,621 1.14% 1.64% 1.23%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 10.02 0.24 0.30 0.54 (0.27) — (0.27) $ 10.29 5.44% $ 297,588,748 0.44% 2.39% 0.51%
Year Ended October 31, 2019 $ 9.28 0.29 0.75 1.04 (0.30) — (0.30) $ 10.02 11.34% $ 303,434,735 0.44% 2.98% 0.51%
Year Ended October 31, 2018 $ 9.72 0.29 (0.44) (0.15) (0.29) — (0.29) $ 9.28 (1.57)% $ 325,877,471 0.44% 3.01% 0.51%
Year Ended October 31, 2017 $ 9.89 0.25 (0.12) 0.13 (0.26) (0.04) (0.30) $ 9.72 1.32% $ 341,836,155 0.44% 2.61% 0.50%
Year Ended October 31, 2016 $ 9.66 0.23 0.24 0.47 (0.24) — (0.24) $ 9.89 4.89% $ 495,791,755 0.44% 2.32% 0.52%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10.01 0.24 0.29 0.53 (0.26) — (0.26) $ 10.28 5.36% $ 42,900,863 0.52% 2.32% 0.59%
Year Ended October 31, 2019 $ 9.28 0.28 0.74 1.02 (0.29) — (0.29) $ 10.01 11.16% $ 51,984,770 0.51% 2.90% 0.58%
Year Ended October 31, 2018 $ 9.71 0.28 (0.43) (0.15) (0.28) — (0.28) $ 9.28 (1.53)% $ 42,859,002 0.50% 2.95% 0.57%
Year Ended October 31, 2017 $ 9.88 0.25 (0.13) 0.12 (0.25) (0.04) (0.29) $ 9.71 1.26% $ 49,456,395 0.50% 2.55% 0.56%
Year Ended October 31, 2016 $ 9.65 0.22 0.24 0.46 (0.23) — (0.23) $ 9.88 4.84% $ 53,144,578 0.49% 2.28% 0.57%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - October 31, 2020 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Core Plus Bond
Fund
Class A Shares
Year Ended October 31, 2020 $ 10 .41 0.24 0.41 0.65 (0.26) — (0.26) $ 10 .80 6.38% $ 18,296,129 0.82% 2.25% 0.83%
Year Ended October 31, 2019 $ 9 .74 0.28 0.68 0.96 (0.29) — (0.29) $ 10 .41 10.03% $ 21,798,928 0.83% 2.80% 0.84%
Year Ended October 31, 2018 $ 10 .24 0.29 (0.49) (0.20) (0.30) — (0.30) $ 9 .74 (2.01)% $ 20,176,256 0.86% 2.86% 0.86%
Year Ended October 31, 2017 $ 10 .36 0.27 (0.08) 0.19 (0.29) (0.02) (0.31) $ 10 .24 1.80% $ 4,867,137 0.86% 2.60% 0.86%
Year Ended October 31, 2016 $ 10 .19 0.27 0.20 0.47 (0.30) — (0.30) $ 10 .36 4.67% $ 4,432,115 0.86% 2.60% 0.86%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 10 .42 0.27 0.42 0.69 (0.30) — (0.30) $ 10 .81 6.74% $ 1,121,592,197 0.48% 2.58% 0.49%
Year Ended October 31, 2019 $ 9 .75 0.32 0.68 1.00 (0.33) — (0.33) $ 10 .42 10.40% $ 1,146,899,846 0.48% 3.15% 0.49%
Year Ended October 31, 2018 $ 10 .25 0.32 (0.49) (0.17) (0.33) — (0.33) $ 9 .75 (1.65)% $ 1,149,050,660 0.49% 3.22% 0.49%
Year Ended October 31, 2017 $ 10 .37 0.30 (0.08) 0.22 (0.32) (0.02) (0.34) $ 10 .25 2.18% $ 1,193,143,756 0.49% 2.96% 0.49%
Year Ended October 31, 2016 $ 10 .20 0.30 0.21 0.51 (0.34) — (0.34) $ 10 .37 5.05% $ 1,035,970,447 0.49% 2.96% 0.49%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10 .42 0.27 0.41 0.68 (0.29) — (0.29) $ 10 .81 6.66% $ 16,320,538 0.55% 2.53% 0.56%
Year Ended October 31, 2019 $ 9 .75 0.30 0.69 0.99 (0.32) — (0.32) $ 10 .42 10.28% $ 27,500,644 0.58% 3.01% 0.59%
Year Ended October 31, 2018 $ 10 .25 0.31 (0.49) (0.18) (0.32) — (0.32) $ 9 .75 (1.76)% $ 17,769,200 0.60% 3.09% 0.60%
Year Ended October 31, 2017 $ 10 .37 0.29 (0.08) 0.21 (0.31) (0.02) (0.33) $ 10 .25 2.07% $ 13,021,281 0.59% 2.83% 0.59%
Year Ended October 31, 2016 $ 10 .20 0.29 0.21 0.50 (0.33) — (0.33) $ 10 .37 4.95% $ 6,722,061 0.59% 2.85% 0.59%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

88 - Financial Highlights - October 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(c)
Ratio
of Net
Investment
Income to
Average
Net
Assets(c)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(c)(d)
Nationwide Government
Money Market Fund
Class R6 Shares(e)
Year Ended October 31, 2020 $ 1.00 — — — — — — $ 1.00 0.46% $ 258,185,637 0.35% 0.40% 0.47%
Year Ended October 31, 2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.90% $ 209,337,773 0.47% 1.89% 0.47%
Year Ended October 31, 2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.21% $ 239,032,023 0.48% 1.18% 0.48%
Year Ended October 31, 2017 $ 1.00 — — — — — — $ 1.00 0.34% $ 291,012,172 0.46% 0.32% 0.47%
Year Ended October 31, 2016 $ 1.00 — — — — — — $ 1.00 0.04% $ 406,423,512 0.47% 0.04% 0.51%
Investor Shares(f)
Year Ended October 31, 2020 $ 1.00 — — — — — — $ 1.00 0.42% $ 384,297,888 0.38% 0.38% 0.57%
Year Ended October 31, 2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.84% $ 326,771,557 0.53% 1.82% 0.53%
Year Ended October 31, 2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 1.13% $ 315,540,308 0.57% 1.11% 0.57%
Year Ended October 31, 2017 $ 1.00 — — — — — — $ 1.00 0.23% $ 332,105,990 0.57% 0.22% 0.62%
Year Ended October 31, 2016 $ 1.00 — — — — — — $ 1.00 – $ 375,742,483 0.51% – 0.66%
Service Class Shares
Year Ended October 31, 2020 $ 1.00 — — — — — — $ 1.00 0.34% $ 1,618,809 0.47% 0.35% 0.77%
Year Ended October 31, 2019 $ 1.00 0.02 — 0.02 (0.02) — (0.02) $ 1.00 1.62% $ 1,794,304 0.75% 1.61% 0.77%
Year Ended October 31, 2018 $ 1.00 0.01 — 0.01 (0.01) — (0.01) $ 1.00 0.94% $ 1,867,438 0.75% 0.92% 0.78%
Year Ended October 31, 2017 $ 1.00 — — — — — — $ 1.00 0.14% $ 2,131,600 0.66% 0.12% 0.77%
Year Ended October 31, 2016 $ 1.00 — — — — — — $ 1.00 – $ 2,699,641 0.51% – 0.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(f) Effective September 30, 2016, Prime Shares were renamed Investor Shares.

Fixed Income Funds - October 31, 2020 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Inflation-
Protected Securities Fund
Class A Shares
Year Ended October 31, 2020 $ 9.98 0.11 0.75 0.86 (0.07) — (0.07) $ 10.77 8.63% $ 12,386,567 0.65% 1.07% 0.73%
Year Ended October 31, 2019 $ 9.38 0.14 0.66 0.80 (0.20) — (0.20) $ 9.98 8.58% $ 9,491,215 0.57% 1.46% 0.74%
Year Ended October 31, 2018 $ 9.70 0.19 (0.35) (0.16) (0.16) — (0.16) $ 9.38 (1.69)% $ 11,342,122 0.58% 1.98% 0.75%
Year Ended October 31, 2017 $ 9.86 0.13 (0.19) (0.06) (0.10) — (0.10) $ 9.70 (0.59)% $ 950,316 0.62% 1.29% 0.71%
Year Ended October 31, 2016 $ 9.36 0.19 0.31 0.50 — — — $ 9.86 5.34% $ 1,139,444 0.58% 1.95% 0.67%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 10.06 0.14 0.75 0.89 (0.09) — (0.09) $ 10.86 8.93% $ 219,947,457 0.30% 1.35% 0.37%
Year Ended October 31, 2019 $ 9.46 0.17 0.66 0.83 (0.23) — (0.23) $ 10.06 8.82% $ 200,303,294 0.30% 1.74% 0.38%
Year Ended October 31, 2018 $ 9.77 0.25 (0.38) (0.13) (0.18) — (0.18) $ 9.46 (1.35)% $ 205,271,276 0.30% 2.55% 0.38%
Year Ended October 31, 2017 $ 9.92 0.16 (0.19) (0.03) (0.12) — (0.12) $ 9.77 (0.26)% $ 212,806,407 0.30% 1.67% 0.39%
Year Ended October 31, 2016 $ 9.39 0.04 0.49 0.53 — — — $ 9.92 5.64% $ 145,280,035 0.30% 0.39% 0.38%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10.05 0.13 0.75 0.88 (0.08) — (0.08) $ 10.85 8.84% $ 26,703,695 0.43% 1.22% 0.50%
Year Ended October 31, 2019 $ 9.45 0.16 0.66 0.82 (0.22) — (0.22) $ 10.05 8.70% $ 22,797,267 0.42% 1.62% 0.50%
Year Ended October 31, 2018 $ 9.76 0.21 (0.35) (0.14) (0.17) — (0.17) $ 9.45 (1.45)% $ 23,578,433 0.42% 2.13% 0.50%
Period Ended October 31,
2017(h) $ 9.72 0.18 (0.03) 0.15 (0.11) — (0.11) $ 9.76 1.58% $ 428,652 0.49% 2.02% 0.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

90 - Financial Highlights - October 31, 2020 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Loomis Core
Bond Fund
Class A Shares
Year Ended October 31, 2020 $ 11 .09 0.20 0.51 0.71 (0.21) (0.07) (0.28) $ 11 .52 6.54% $ 13,708,908 0.82% 1.79% 0.82%
Year Ended October 31, 2019 $ 10 .20 0.28 0.91 1.19 (0.29) (0.01) (0.30) $ 11 .09 11.73% $ 12,836,362 0.90% 2.65% 0.90%
Year Ended October 31, 2018 $ 10 .71 0.23 (0.50) (0.27) (0.24) — (0.24) $ 10 .20 (2.58)% $ 11,648,044 0.91% 2.16% 0.91%
Year Ended October 31, 2017 $ 10 .94 0.21 (0.12) 0.09 (0.22) (0.10) (0.32) $ 10 .71 0.90% $ 25,793,140 0.89% 1.95% 0.89%
Year Ended October 31, 2016 $ 10 .69 0.21 0.28 0.49 (0.22) (0.02) (0.24) $ 10 .94 4.63% $ 27,588,193 0.92% 1.96% 0.92%
Class C Shares
Year Ended October 31, 2020 $ 11 .02 0.15 0.50 0.65 (0.15) (0.07) (0.22) $ 11 .45 6.05% $ 3,001,409 1.34% 1.31% 1.34%
Year Ended October 31, 2019 $ 10 .14 0.24 0.89 1.13 (0.24) (0.01) (0.25) $ 11 .02 11.22% $ 3,492,303 1.34% 2.23% 1.34%
Year Ended October 31, 2018 $ 10 .64 0.19 (0.50) (0.31) (0.19) — (0.19) $ 10 .14 (2.90)% $ 3,413,350 1.33% 1.79% 1.33%
Year Ended October 31, 2017 $ 10 .87 0.16 (0.12) 0.04 (0.17) (0.10) (0.27) $ 10 .64 0.47% $ 5,264,883 1.34% 1.52% 1.34%
Year Ended October 31, 2016 $ 10 .62 0.17 0.28 0.45 (0.18) (0.02) (0.20) $ 10 .87 4.22% $ 7,248,212 1.34% 1.55% 1.34%
Class R6 Shares(f)
Year Ended October 31, 2020 $ 11 .30 0.23 0.53 0.76 (0.25) (0.07) (0.32) $ 11 .74 6.85% $ 167,865,682 0.48% 1.96% 0.48%
Year Ended October 31, 2019 $ 10 .39 0.32 0.93 1.25 (0.33) (0.01) (0.34) $ 11 .30 12.14% $ 23,342,884 0.50% 3.00% 0.50%
Year Ended October 31, 2018 $ 10 .90 0.27 (0.50) (0.23) (0.28) — (0.28) $ 10 .39 (2.14)% $ 30,609,113 0.48% 2.51% 0.48%
Year Ended October 31, 2017 $ 11 .13 0.25 (0.12) 0.13 (0.26) (0.10) (0.36) $ 10 .90 1.27% $ 112,873,555 0.50% 2.27% 0.50%
Year Ended October 31, 2016 $ 10 .88 0.25 0.28 0.53 (0.26) (0.02) (0.28) $ 11 .13 4.96% $ 332,764,296 0.50% 2.28% 0.50%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 11 .30 0.21 0.52 0.73 (0.22) (0.07) (0.29) $ 11 .74 6.59% $ 384,184,613 0.73% 1.84% 0.73%
Year Ended October 31, 2019 $ 10 .40 0.30 0.91 1.21 (0.30) (0.01) (0.31) $ 11 .30 11.75% $ 364,079,222 0.75% 2.74% 0.75%
Year Ended October 31, 2018 $ 10 .91 0.25 (0.51) (0.26) (0.25) — (0.25) $ 10 .40 (2.37)% $ 349,573,136 0.73% 2.31% 0.73%
Year Ended October 31, 2017 $ 11 .14 0.22 (0.11) 0.11 (0.24) (0.10) (0.34) $ 10 .91 1.02% $ 479,210,207 0.74% 2.05% 0.74%
Year Ended October 31, 2016 $ 10 .89 0.23 0.28 0.51 (0.24) (0.02) (0.26) $ 11 .14 4.72% $ 208,735,518 0.73% 2.13% 0.73%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Fixed Income Funds - October 31, 2020 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Loomis Short-
Term Bond Fund
Class A Shares
Year Ended October 31, 2020 $ 10 .08 0.19 0.25 0.44 (0.19) — (0.19) $ 10 .33 4.39% $ 22,765,448 0.78% 1.83% 0.83%
Year Ended October 31, 2019 $ 9 .77 0.22 0.32 0.54 (0.23) — (0.23) $ 10 .08 5.57% $ 22,553,900 0.78% 2.27% 0.81%
Year Ended October 31, 2018 $ 9 .92 0.16 (0.14) 0.02 (0.17) — (0.17) $ 9 .77 0.24% $ 24,048,565 0.78% 1.66% 0.80%
Year Ended October 31, 2017 $ 9 .99 0.10 (0.05) 0.05 (0.12) — (0.12) $ 9 .92 0.48% $ 48,678,419 0.78% 1.03% 0.79%
Year Ended October 31, 2016 $ 9 .95 0.09 0.06 0.15 (0.11) — (0.11) $ 9 .99 1.49% $ 71,125,657 0.77% 0.87% 0.78%
Class C Shares
Year Ended October 31, 2020 $ 10 .21 0.13 0.26 0.39 (0.14) — (0.14) $ 10 .46 3.80% $ 5,194,855 1.28% 1.31% 1.32%
Year Ended October 31, 2019 $ 9 .89 0.18 0.32 0.50 (0.18) — (0.18) $ 10 .21 5.07% $ 6,439,831 1.27% 1.74% 1.30%
Year Ended October 31, 2018 $ 10 .04 0.11 (0.14) (0.03) (0.12) — (0.12) $ 9 .89 (0.26)% $ 9,932,901 1.27% 1.15% 1.28%
Year Ended October 31, 2017 $ 10 .11 0.05 (0.05) — (0.07) — (0.07) $ 10 .04 (0.03)% $ 13,758,670 1.28% 0.51% 1.28%
Year Ended October 31, 2016 $ 10 .07 0.04 0.06 0.10 (0.06) — (0.06) $ 10 .11 0.98% $ 16,553,778 1.25% 0.38% 1.28%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 10 .10 0.22 0.25 0.47 (0.22) — (0.22) $ 10 .35 4.72% $ 170,326,192 0.45% 2.15% 0.49%
Year Ended October 31, 2019 $ 9 .79 0.26 0.31 0.57 (0.26) — (0.26) $ 10 .10 5.90% $ 175,635,446 0.45% 2.59% 0.48%
Year Ended October 31, 2018 $ 9 .94 0.20 (0.14) 0.06 (0.21) — (0.21) $ 9 .79 0.57% $ 192,943,772 0.45% 2.02% 0.47%
Year Ended October 31, 2017 $ 10 .01 0.14 (0.06) 0.08 (0.15) — (0.15) $ 9 .94 0.81% $ 219,909,663 0.45% 1.36% 0.45%
Year Ended October 31, 2016 $ 9 .97 0.12 0.06 0.18 (0.14) — (0.14) $ 10 .01 1.82% $ 238,167,319 0.45% 1.20% 0.45%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10 .10 0.22 0.25 0.47 (0.22) — (0.22) $ 10 .35 4.67% $ 19,869,374 0.50% 2.13% 0.54%
Year Ended October 31, 2019 $ 9 .78 0.25 0.33 0.58 (0.26) — (0.26) $ 10 .10 5.95% $ 36,469,861 0.50% 2.54% 0.53%
Year Ended October 31, 2018 $ 9 .94 0.19 (0.15) 0.04 (0.20) — (0.20) $ 9 .78 0.40% $ 34,862,572 0.52% 1.91% 0.54%
Year Ended October 31, 2017 $ 10 .01 0.13 (0.06) 0.07 (0.14) — (0.14) $ 9 .94 0.73% $ 55,172,194 0.53% 1.28% 0.53%
Year Ended October 31, 2016 $ 9 .96 0.11 0.07 0.18 (0.13) — (0.13) $ 10 .01 1.85% $ 63,399,925 0.52% 1.12% 0.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

92 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2020, the Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Fund (“Bond”)
Nationwide Core Plus Bond Fund (“Core Plus Bond”)
Nationwide Government Money Market Fund (“Government Money Market”)
Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)
Nationwide Loomis Core Bond Fund (“Core Bond”)
Nationwide Loomis Short Term Bond Fund (“Short Term Bond”)
The Funds, as applicable, currently offer Class A, Class C,
Class R, Class R6, Institutional Service Class, Investor and
Service Class shares. Effective October 3, 2019, the majority of Class C shares converted for shareholder accounts open
for 10 years or longer and will continue to convert to Class
A shares ten years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Government Money Market seeks to maintain a stable price
of $1.00 per share by using the amortized cost method of
valuation to value portfolio securities. Government Money
Market invests primarily in a portfolio of U.S. government
securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the
United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money
Market Fund," as defined in Rule 2a-7 under the 1940 Act.
This means that Government Money Market invests at least
99.5% of its total assets in (1) U.S. government securities, (2)
repurchase agreements that are collateralized fully by U.S.
government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market
Funds. Under normal circumstances, Government Money
Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.
Government Money Market does not currently intend to impose
liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”)
may reserve the ability to subject Government Money Market
to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government
Money Market invests in short-term securities, Government
Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund
would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the
measurement date. Pursuant to procedures approved by
the Board of Trustees, NFA assigns a fair value, as defined

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 93
by U.S. GAAP, to a Fund’s investments in accordance with a
hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market
prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii)
general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer
details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at
amortized cost, which approximates fair value. Securities
valued in this manner are generally categorized as Level
2 securities within the hierarchy. Under the amortized cost
method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money
Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940
Act.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings

94 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into
U.S. dollars at the exchange rate of said currencies against the
U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 62,609,047 $ – $ 62,609,047
Collateralized Mortgage Obligations – 23,861,612 – 23,861,612
Commercial Mortgage-Backed Securities – 14,288,569 – 14,288,569
Corporate Bonds – 132,220,959 – 132,220,959
Futures Contracts 805,362 – – 805,362
Mortgage-Backed Securities – 51,733,412 – 51,733,412
Municipal Bonds – 1,791,137 – 1,791,137
U.S. Treasury Obligations – 45,265,272 – 45,265,272
Total Assets $ 805,362 $ 331,770,008 $ – $ 332,575,370
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,964,820) $ – $ – $ (1,964,820)
Total Liabilities $ (1,964,820) $ – $ – $ (1,964,820)
Total $ (1,159,458) $ 331,770,008 $ – $ 330,610,550
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 22,980,100 $ – $ 22,980,100
Collateralized Mortgage Obligations – 7,613,792 – 7,613,792
Commercial Mortgage-Backed Securities – 43,269,943 – 43,269,943
  Corporate Bonds
Aerospace & Defense – 5,994,262 – 5,994,262
Air Freight & Logistics – 5,516,989 – 5,516,989
Airlines – 3,177,226 – 3,177,226
Auto Components – 5,162,500 – 5,162,500
Automobiles – 6,133,457 – 6,133,457
Banks – 44,234,192 – 44,234,192
Biotechnology – 14,757,764 – 14,757,764
Building Products – 3,029,814 – 3,029,814
Capital Markets – 31,480,588 – 31,480,588
Chemicals – 29,531,594 – 29,531,594
Commercial Services & Supplies – 6,641,177 – 6,641,177
Communications Equipment – 112,026 – 112,026

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 95
Level 1 Level 2 Level 3 Total
Assets:
Consumer Finance $ – $ 26,337,614 $ – $ 26,337,614
Diversified Consumer Services – 4,908,577 – 4,908,577
Diversified Financial Services – 8,149,637 – 8,149,637
Diversified Telecommunication Services – 13,441,133 – 13,441,133
Electric Utilities – 32,366,239 – 32,366,239
Electrical Equipment – 9,066,050 – 9,066,050
Electronic Equipment, Instruments &
Components – 27,610,923 – 27,610,923
Energy Equipment & Services – 32,760 – 32,760
Equity Real Estate Investment Trusts
(REITs) – 12,616,777 – 12,616,777
Food Products – 3,054,310 – 3,054,310
Health Care Equipment & Supplies – 6,809,958 – 6,809,958
Health Care Providers & Services – 27,757,610 – 27,757,610
Hotels, Restaurants & Leisure – 23,082,428 – 23,082,428
Household Durables – 2,101,522 – 2,101,522
Household Products – 3,755,690 – 3,755,690
Industrial Conglomerates – 18,343,957 – 18,343,957
Insurance – 14,411,169 – 14,411,169
Interactive Media & Services – 4,975,761 – 4,975,761
Internet & Direct Marketing Retail – 4,860,199 – 4,860,199
IT Services – 2,691,553 – 2,691,553
Leisure Products – 1,356,250 – 1,356,250
Machinery – 5,831,090 – 5,831,090
Media – 16,776,761 – 16,776,761
Metals & Mining – 6,236,625 – 6,236,625
Mortgage Real Estate Investment Trusts
(REITs) – 5,645,564 – 5,645,564
Multiline Retail – 9,234,492 – 9,234,492
Multi-Utilities – 8,781,927 – 8,781,927
Oil, Gas & Consumable Fuels – 49,647,910 – 49,647,910
Paper & Forest Products – 3,078,000 – 3,078,000
Pharmaceuticals – 5,066,791 – 5,066,791
Professional Services – 3,084,870 – 3,084,870
Real Estate Management & Development – 3,826,220 – 3,826,220
Road & Rail – 2,117,500 – 2,117,500
Semiconductors & Semiconductor
Equipment – 15,745,200 – 15,745,200
Software – 20,798,776 – 20,798,776
Specialty Retail – 25,676,652 – 25,676,652
Technology Hardware, Storage &
Peripherals – 5,373,586 – 5,373,586
Textiles, Apparel & Luxury Goods – 2,106,272 – 2,106,272
Trading Companies & Distributors – 7,054,225 – 7,054,225
Water Utilities – 5,030,985 – 5,030,985
Wireless Telecommunication Services – 2,191,220 – 2,191,220
Total Corporate Bonds $ – $ 606,806,372 $ – $ 606,806,372
Mortgage-Backed Securities – 271,366,471 – 271,366,471
Municipal Bonds – 12,402,485 – 12,402,485
  Preferred Stocks
Consumer Finance – – – –
Insurance 6,157,788 – – 6,157,788
Mortgage Real Estate Investment Trusts
(REITs) 2,052,000 – – 2,052,000
Thrifts & Mortgage Finance 283,500 – – 283,500
Total Preferred Stocks $ 8,493,288 $ – $ – $ 8,493,288
U.S. Treasury Obligations – 146,475,757 – 146,475,757
Total $ 8,493,288 $ 1,110,914,920 $ – $ 1,119,408,208

96 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 161,000,000 $ – $ 161,000,000
U.S. Government Agency Securities – 189,384,012 – 189,384,012
U.S. Treasury Obligations – 287,422,823 – 287,422,823
Total $ – $ 637,806,835 $ – $ 637,806,835
Inflation-Protected Securities
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 14,026,776 $ – $ 14,026,776
Collateralized Mortgage Obligations – 1,694,859 – 1,694,859
Commercial Mortgage-Backed Security – 146,038 – 146,038
Futures Contracts 535,916 – – 535,916
Mortgage-Backed Securities – 2,311,585 – 2,311,585
U.S. Government Agency Securities – 10,759,422 – 10,759,422
U.S. Treasury Obligations – 227,147,632 – 227,147,632
Total Assets $ 535,916 $ 256,086,312 $ – $ 256,622,228
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (288,098) $ – $ – $ (288,098)
Total Liabilities $ (288,098) $ – $ – $ (288,098)
Total $ 247,818 $ 256,086,312 $ – $ 256,334,130
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 35,502,649 $ – $ 35,502,649
Collateralized Mortgage Obligations – 66,884,793 – 66,884,793
Commercial Mortgage-Backed Securities – 40,287,750 – 40,287,750
Corporate Bonds – 247,677,301 – 247,677,301
Foreign Government Security – 1,010,613 – 1,010,613
Futures Contracts 282,683 – – 282,683
Mortgage-Backed Securities – 47,592,952 – 47,592,952
Short-Term Investments – 18,992,525 – 18,992,525
U.S. Treasury Obligations – 122,266,384 – 122,266,384
Total $ 282,683 $ 580,214,967 $ – $ 580,497,650
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 49,457,603 $ – $ 49,457,603
Collateralized Mortgage Obligations – 3,338,161 – 3,338,161
Commercial Mortgage-Backed Securities – 3,634,366 – 3,634,366
Corporate Bonds – 129,877,008 – 129,877,008
Futures Contracts 67,490 – – 67,490
Mortgage-Backed Securities – 2,511,429 – 2,511,429
U.S. Treasury Obligations – 27,918,333 – 27,918,333
Total $ 67,490 $ 216,736,900 $ – $ 216,804,390
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the year ended October 31, 2020, Core Plus Bond held one preferred stock investment that was categorized as Level 3 investment which was valued at $0.

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 97
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At October 31, 2020, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
The purchase of put options serves as a short hedge and the
purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases
in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates
liquid assets to cover its obligations under its option contracts.
Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.
However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call
Core Plus Bond
Corporate
Bonds Total
Balance as of 10/31/2019 $ — $—
Accrued Accretion/(Amortization) 508 508
Realized Gains (Losses) (25,538) (25,538)
Purchases — —
Sales (637) (637)
Change in Unrealized Appreciation/Depreciation 25,667 25,667
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2020 $ — $—
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 10/31/2020 $ — $—
Amounts designated as "—" are zero or have been rounded to zero.

98 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the
premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option
written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the
underlying transaction to determine the realized gain or loss on such underlying transaction. When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' options contracts written are disclosed in the
Statements of Assets and Liabilities under “Written options, at value”, in a table in the Statements of Investments and in the
Statements of Operations under “Net realized gains (losses)
from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written”, as applicable.
The Funds' purchased options are disclosed in the
Statements of Assets and Liabilities under “Investment
securities of unaffiliated issuers, at value”, in the Statements of Investments and in the Statements of Operations under
“Net realized gains (losses) from transactions in investment securities of unaffiliated issuers” and “Net change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers”, as applicable.
At October 31, 2020, the Funds had no open option contracts.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 99
daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2020:
Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts (a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 805,362
Total $ 805,362
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts (a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (1,964,820)
Total $ (1,964,820)
Inflation-Protected Securities
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts (a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 535,916
Total $ 535,916
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts (a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (288,098)
Total $ (288,098)
Core Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts (a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 282,683
Total $ 282,683

100 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2020
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2020
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts (a)
Interest rate risk
Receivable/payable for variation margin on futures
contracts 67,490
Total $ 67,490
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
Bond
Realized Gains (Losses): Total
Purchased Options(a)
Interest rate risk $ (101,556)
Written Options
Interest rate risk 61,179
Futures Contracts
Interest rate risk 3,561,149
Total $ 3,520,772
Inflation-Protected Securities
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (1,100,775)
Total $ (1,100,775)
Core Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (387,241)
Total $ (387,241)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (439,143)
Total $ (439,143)
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities of unaffiliated issuers."
Bond
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Interest rate risk $ 92,181
Written Options
Interest rate risk (45,945)
Futures Contracts
Interest rate risk (209,642)
Total $ (163,406)
Inflation-Protected Securities
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 23,354
Total $ 23,354

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 101
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. At October 31, 2020, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
Core Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 332,386
Total $ 332,386
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (88,553)
Total $ (88,553)
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities of unaffiliated issuers."
Bond
Options:
Average Value Purchased $ 721
Average Value Written $ 1,172
Average Number of Purchased Option Contracts 19
Average Number of Written Option Contracts 23
Futures Contracts:
Average Notional Balance Long $ 151,610,561
Average Notional Balance Short $ 92,606,297
Inflation-Protected Securities
Futures Contracts:
Average Notional Balance Long $ 25,765,375
Average Notional Balance Short $ 39,135,209
Core Bond
Futures Contracts:
Average Notional Balance Long $ 3,437,424
Average Notional Balance Short $ 22,515,207
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 2,183,741
Average Notional Balance Short $ 15,418,359

102 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the year ended October 31, 2020, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At October 31, 2020, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
At October 31, 2020, the Funds did not have any portfolio
securities on loan.
Joint Repurchase Agreements
During the year ended October 31, 2020, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At October 31, 2020, the Funds, excluding Government Money
Market, did not invest in any repurchase agreements.
During the year ended October 31, 2020, Government Money
Market, along with another series of Nationwide Variable
Insurance Trust (“NVIT”), pursuant to procedures adopted
by the Board of Trustees and applicable guidance from the
SEC, transferred cash through a joint account at JPMorgan,

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 103
Government Money Market’s custodian, the daily aggregate
balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized
by U.S. Treasury or federal agency obligations. In a repo,
the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the
effective rate of return for the term of the agreement. For
repos, The Bank of New York Mellon or JPMorgan takes
possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-
market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government
Money Market has the right to liquidate the collateral and
apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the
security, realization of the collateral by Government Money
Market may be delayed or limited.
At October 31, 2020, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
At October 31, 2020, the joint repos on a gross basis were as follows:
Banco Santander SA, 0.09%, dated 10/30/2020, due 11/2/2020, repurchase price $200,001,500, collateralized by U.S. Government
Agency Securities, ranging from 2.49% - 5.00%, maturing 7/1/2040 - 9/1/2050; total market value $204,000,000.
Barclays Capital, Inc., 0.07%, dated 10/30/2020, due 11/2/2020, repurchase price $89,000,519, collateralized by U.S. Government
Treasury Securities, ranging from 0.00% - 4.75%, maturing 3/31/2022 - 8/15/2045; total market value $90,780,047.
MUFG Securities Ltd., 0.09%, dated 10/30/2020, due 11/2/2020, repurchase price $250,001,875, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 3/4/2021 - 11/1/2051; total market value $255,000,001.
RBC Dominion Securities, Inc., 0.09%, dated 10/30/2020, due 11/2/2020, repurchase price $125,000,938, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 5/15/2025 - 9/20/2050; total market value
$127,500,077.
Royal Bank of Canada, 0.09%, dated 10/30/2020, due 11/2/2020, repurchase price $100,000,750, collateralized by U.S. Government
Agency Securities, ranging from 0.00% - 38.41%, maturing 11/20/2026 - 10/20/2050; total market value $106,203,682.
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Government
Money Market
Banco Santander
SA $ 62,000,000 $ – $ 62,000,000 $ (62,000,000) $ –
Government
Money Market
Barclays Capital,
Inc. 19,000,000 – 19,000,000 (19,000,000) –
Government
Money Market
MUFG Securities
Ltd. 35,000,000 – 35,000,000 (35,000,000) –
Government
Money Market
RBC Dominion
Securities, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Government
Money Market
Royal Bank of
Canada 25,000,000 – 25,000,000 (25,000,000) –
Total $ 161,000,000 $ – $ 161,000,000 $ (161,000,000) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At October 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

104 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are
declared daily and paid monthly for Bond, Core Plus Bond,
Government Money Market, Core Bond, and Short Term
Bond and declared and paid quarterly for Inflation-Protected
Securities. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of October 31, 2020 are primarily attributable to paydown reclass and amortization. Temporary differences
arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes;
these differences will reverse at some time in the future. The temporary differences as of October 31, 2020 may primarily
be attributable to mark-to-market adjustments on futures,
outstanding straddle loss deferrals, outstanding wash sale loss deferrals, and amortization. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2020 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Bond $ 54,235 $ (54,235)
Core Plus Bond 523,555 (523,555)
Government Money Market (3,484) 3,484
Inflation-Protected Securities 560 (560)
Core Bond 71,661 (71,661)
Short Term Bond 2,782 (2,782)

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 105
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Nationwide Asset Management, LLC ("NWAM") (a)
Core Plus Bond Thompson, Siegel & Walmsley LLC
Government Money Market Dreyfus Cash Investment Strategies(b)
Inflation-Protected Securities NWAM (a)
Core Bond Loomis, Sayles & Company, LP ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
(b) Effective July 1, 2020, Dreyfus Cash Investment Strategies was appointed as the subadviser to the Fund. Effective July 1,
2020, Federated Investment Management Company was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Core Plus Bond Up to $500 million 0.45%
$500 million up to $1 billion 0.425%
$1 billion up to $1.5 billion 0.40%
$1.5 billion and more 0.39%

106 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
For the year ended October 31, 2020, the effective advisory fee rates before and after voluntary advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $707,402 during the year ended October 31, 2020.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2021.
Fund Fee Schedule
Advisory Fee
(annual rate)
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Inflation-Protected Securities Up to $1 billion 0.25%
$1 billion and more 0.23%
Core Bond Up to $250 million 0.41%
$250 million up to $1 billion 0.385%
$1 billion up to $2 billion 0.36%
$2 billion up to $5 billion 0.335%
$5 billion and more 0.31%
Short Term Bond Up to $500 million 0.35%
$500 million up to $1 billion 0.34%
$1 billion up to $3 billion 0.325%
$3 billion up to $5 billion 0.30%
$5 billion up to $10 billion 0.285%
$10 billion and more 0.275%
Fund
Effective Advisory
Fee Rate Before
Voluntary* Fee
Waivers and Expense
Reimbursements
Effective Advisory Fee
Rate After Voluntary*
Fee Waivers
Effective Advisory
Fee Rate After
Voluntary* Fee
Waivers and Expense
Reimbursements
Bond 0.40 % N/A 0.33%
Core Plus Bond 0.43 0.42% 0.42
Government Money Market 0.30 0.17 0.17
Inflation-Protected Securities 0.25 N/A 0.18
Core Bond 0.40 N/A 0.40
Short Term Bond 0.35 N/A 0.31
N/A — Not Applicable.
* Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Bond All Classes 0.44%
Core Plus Bond All Classes 0.70
Government Money Market Class R6 0.59
Investor Shares 0.59
Service Class 0.75(a)
Inflation-Protected Securities Class A 0.30(b)
Class R6 0.30
Institutional Service Class 0.30
Core Bond All Classes 0.65
Short Term Bond All Classes 0.45
(a) Effective through February 28, 2021, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's
Administrative Plan shall be limited to 0.75%.
(b) From November 1, 2019 through December 31, 2019, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund's Administrative Services Plan were limited to 0.21%.

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 107
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of October 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2020, no amounts were
reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2020, NFM earned $1,230,838 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2020, the Funds’ aggregate portion of such costs amounted to $9,783.
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
Bond $ 270,795 $ 268,681 $ 264,722 $ 804,198
Core Plus Bond — — — —
Government Money Market 543 350 380 1,273
Inflation-Protected Securities 212,067 186,762 177,270 576,099
Core Bond — — — —
Short Term Bond 54,951 75,886 94,873 225,710
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

108 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a
front-end sales charge on Class A shares. These fees are
deducted from, and are not included in, proceeds from sales
of Class A shares of the Funds. From these fees, NFD pays
sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds.
Core Plus Bond Class A sales charges range from 0.00% to
4.25%, and Bond, Core Bond, Short Term Bond, and Inflation-
Protected Securities Class A sales charges range from 0.00%
to 2.25% based on the amount of the purchase. During the year ended October 31, 2020, the Funds imposed front-end sales
charges of $37,959. From these fees, NFD retained a portion
amounting to $2,365.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A CDSCs are 0.75% for Bond, Core Plus Bond, and
Inflation-Protected Securities and 0.50% for Core Bond and
Short Term Bond. Class C CDSCs are 1.00% for Bond, Core
Bond, and Short Term Bond. During the year ended October
31, 2020, the Funds imposed CDSCs of $354. NFD retained all
of the CDSCs imposed by the Funds
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Class R, Institutional Service Class, Investor Shares,
and Service Class shares of each of the Funds.
For the year ended October 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2020, each Fund’s total administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond 0.25% 1.00% 0.50% N/A
Core Plus Bond 0.25 N/A N/A N/A
Government Money Market N/A N/A N/A 0.15%
Inflation-Protected Securities 0.25 N/A N/A N/A
Core Bond 0.25 0.75 N/A N/A
Short Term Bond 0.25 0.75 N/A N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R
Institutional
Service Class Investor Service Class
Bond 0.03% 0.05% 0.16% 0.08 %  N/A  N/A
Core Plus Bond 0.09  N/A  N/A 0.07  N/A  N/A
Government Money Market  N/A  N/A  N/A  N/A 0.09% 0.15%
Inflation-Protected Securities 0.11  N/A  N/A 0.13  N/A  N/A
Core Bond 0.08 0.09  N/A 0.25  N/A  N/A
Short Term Bond 0.08 0.08  N/A 0.05  N/A  N/A
N/A — Not Applicable.
Fund Amount
Bond $ 44,062
Core Plus Bond 32,357
Government Money Market 331,033
Inflation-Protected Securities 43,394
Core Bond 920,275
Short Term Bond 34,437

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 109
As of October 31, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Investments in Affiliated Issuers
Core Bond invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended October
31, 2020 were as follows:
Line of Credit, Interfund Lending and Earnings Credit
Effective July 9, 2020, the Trust, excluding Government Money
Market, and NVIT (together, the “Trusts”) have entered into
a credit agreement with JPMorgan, The Bank of New York
Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statements of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a
Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended October
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2020, none of the Funds engaged
in interfund lending.
Fund
% of Shares
Outstanding
Owned
Bond 84.29%
Core Plus Bond 85.31
Government Money Market 31.22
Inflation-Protected Securities 87.88
Core Bond 89.52
Short Term Bond 79.74
Core Bond
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
October 31,
2020
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. — — 666,704 (690,723) 24,016 3 — — 1,524 —
Nationwide Mutual
Insurance Co. 470,000 — 937,810 (477,618) 8,711 11 33,605 502,519 12,245 —
Total — 1,604,514 (1,168,341) 32,727 14 33,605 502,519 13,769 —
Amounts designated as “—” are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.

110 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
Investment Transactions
For the year ended October 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2020, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors
Fund Purchases* Sales*
Bond $ 202,207,427 $ 224,125,138
Core Plus Bond 1,115,771,970 1,232,881,121
Inflation-Protected Securities 53,147,438 47,597,234
Core Bond 857,898,131 714,661,443
Short Term Bond 326,840,045 354,495,294
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond $ 44,925,554 $ $44,345,664
Core Plus Bond 442,424,618 584,318,373
Inflation-Protected Securities 42,941,258 37,401,659
Core Bond 330,870,435 269,156,404
Short Term Bond 101,410,535 108,472,989

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 111
in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide
collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the
Funds, to increased credit risk.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Risks Associated with Low Quality/High Yield Securities
Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.

112 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
There is more risk associated with these investments because of reduced creditworthiness and increased risk of default.
Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event
of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal.
They are regarded as predominantly speculative with respect
to the issuer’s capacity to pay interest and repay principal.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium
Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Funds adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased as shown in the following table. There was no impact on net assets or overall results from operations.
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Fund
Decrease to
Amortized
Cost Basis of
Investments
Increase to
Unrealized
Appreciation of
Investments
Bond $ (54,234) $ 54,234
Core Plus Bond (523,555) 523,555
Inflation-Protected Securities (559) 559
Core Bond (71,661) 71,661
Short Term Bond (2,782) 2,782

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 113
 Other
As of October 31, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
 Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
The tax character of distributions paid during the year ended October 31, 2019 was as follows:
Fund % of Shares
Number of
Accounts
Bond 59.19% 4(a)
Core Plus Bond 24.54 2(a)
Government Money Market 52.89 3(a)
Inflation-Protected Securities 39.42 3(a)
Core Bond 71.14 3(a)
Short Term Bond 77.63 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond $ 9,688,205 $ – $ 9,688,205 $ – $ 9,688,205
Core Plus Bond 32,647,051 – 32,647,051 – 32,647,051
Government Money Market 2,325,171 158 2,325,329 – 2,325,329
Inflation-Protected Securities 2,143,924 – 2,143,924 – 2,143,924
Core Bond 11,961,160 – 11,961,160 – 11,961,160
Short Term Bond 4,676,270 – 4,676,270 – 4,676,270
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond $ 11,365,958 $ – $ 11,365,958 $ – $ 11,365,958
Core Plus Bond 38,063,974 – 38,063,974 – 38,063,974
Government Money Market 10,197,616 – 10,197,616 – 10,197,616
Inflation-Protected Securities 5,357,954 – 5,357,954 – 5,357,954
Core Bond 11,170,444 – 11,170,444 – 11,170,444
Short Term Bond 6,299,803 – 6,299,803 – 6,299,803
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

114 - Notes to Financial Statements - October 31, 2020 - Fixed Income Funds
As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2020.
During the year ended October 31, 2020, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable*
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)**
Total Accumulated
Earnings (Deficit)
Bond $ 2,885,734 $ 4,958,283 $ 7,844,017 $ (716,043) $ – $ 11,980,461 $ 19,108,435
Core Plus Bond 22,034,557 1,023,034 23,057,591 (2,448,971) (1,844,569) 32,968,811 51,732,862
Government Money Market – – – – – – –
Inflation-Protected Securities 1,522,322 – 1,522,322 – (1,400,367) 13,853,892 13,975,847
Core Bond 18,141,960 2,470,822 20,612,782 (597,534) – 12,297,431 32,312,679
Short Term Bond 293,498 – 293,498 (344,621) (5,042,477) 4,705,240 (388,360)
Amounts designated as "—" are zero or have been rounded to zero.
* Differences between financial statement distributions payable and tax-basis distributions payable are a result of accrual-based accounting and cash-basis accounting used for federal tax reporting purposes.
** The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond $ 316,960,317 $ 18,550,141 $ (4,899,908) $ 13,650,233
Core Plus Bond 1,085,915,842 44,258,927 (10,766,561) 33,492,366
Government Money Market 637,806,835 – – –
Inflation-Protected Securities 234,997,721 21,833,372 (496,963) 21,336,409
Core Bond 567,946,386 20,191,456 (7,640,192) 12,551,264
Short Term Bond 212,096,368 5,434,018 (725,996) 4,708,022
Amounts designated as "—" are zero or have been rounded to zero.
Fund Amount
Core Plus Bond* $(1,844,569)
Inflation-Protected Securities (1,400,367)
Short Term Bond* (5,042,477)
* A portion of the Fund’s capital loss carryforward is subject to annual limitation under the Internal Revenue Code and related regulations
Fund Utilized
Bond $1,871,946
Core Plus Bond 17,066,127
Government Money Market 40
Inflation-Protected Securities 2,850,127
Short Term Bond 2,511,522

Fixed Income Funds - October 31, 2020 - Notes to Financial Statements - 115
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

116 - Report of Independent Registered Public Accounting Firm - October 31, 2020 - Fixed Income Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Fund, Nationwide Core
Plus Bond Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities Fund,
Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide Bond
Fund, Nationwide Core Plus Bond Fund, Nationwide Government Money Market Fund, Nationwide Inflation-Protected Securities
Fund, Nationwide Loomis Core Bond Fund and Nationwide Loomis Short Term Bond Fund (six of the funds constituting Nationwide
Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October
31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Fixed Income Funds - October 31, 2020 (Unaudited) - Supplemental Information - 117
Other Federal Tax Information
For the year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended October 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Core Plus Bond 0.29%
Fund Amount
Government Money Ma rket $ 158

118 - Management Information - October 31, 2020 - Fixed Income Funds
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
3
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
3
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
3
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair and of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a Managing Partner of private equity firm; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
3
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Fixed Income Funds - October 31, 2020 - Management Information - 119
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years (or Longer)
3
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman as of
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko has been a Co-Founder of Blue Leaf Ventures since May 2018. From November 2008 until December 2017, Mr. Wezdenko was
Managing Director of JPMorgan Chase Bank, N.A.
Other Directorships held During the Past Five Years
3
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry as well as experience managing a venture capital firm.

120 - Management Information - October 31, 2020 - Fixed Income Funds
Interested Trustee
1
Will retire as Trustee effective December 31, 2020.
2
Length of time served includes time served with the Trust’s predecessors.
3
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
4
Will become Trustee effective January 1, 2021.
5
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
David C. Wetmore
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Retiring as chairman
as of January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
3
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
5
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
3
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2

Fixed Income Funds - October 31, 2020 - Management Information - 121
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

122 - Market Index Definitions - October 31, 2020 - Fixed Income Funds
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:  An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:  An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:  An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:  An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Fixed Income Funds - October 31, 2020 - Market Index Definitions - 123
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2020, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic

124 - Market Index Definitions - October 31, 2020 - Fixed Income Funds
asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
:  Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Fixed Income Funds - October 31, 2020 - Market Index Definitions - 125
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative

126 - Market Index Definitions - October 31, 2020 - Fixed Income Funds
total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Fixed Income Funds - October 31, 2020 - Glossary - 127
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

128 - Glossary - October 31, 2020 - Fixed Income Funds
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Fixed Income Funds - October 31, 2020 - Glossary - 129
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CFX (12/20)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distributi on and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2020

Annual Report
October 31, 2020
Nationwide Mutual Funds
Equity Funds
Nationwide Geneva Small Cap Growth Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account..

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentary 3
Shareholder Expense Example 7
Statement of Investments 8
Statement of Assets And Liabilities 10
Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 26
Supplemental Information 27
Management Information 29
Market Index Definitions 33
Glossary 38

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Message to Investors - 1
Dear Investor,
During this time of unprecedented uncertainty, Nationwide has diligently sought to care for our associates, communities, and ultimately, you our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets experienced a historic period of volatility during the annual reporting period ending October 31, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown, before recovering as the period closed, with growth of +2.4% in the fourth quarter of 2019, -5.0% during the first quarter of 2020, a record -31.4% in the second quarter and a record +33.1% in the third quarter of the same fiscal year.
Economists estimate a continuing rebound of 4.0% in the fourth quarter 2020 and 3.9% for 2021. Corporate profits collapsed, with a decline of 15% forecast for 2020, however, are expected to recover to +22% next year as the economy continues to
emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
from the outbreak, and the lasting implications remain
unclear.
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the period. The S&P
500
®
Index (“S&P 500”) started the period strong, with an
accommodating Federal Reserve (“Fed”) and steady economic
growth, driving a cumulative return of 6.6% in November and
December of 2019. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking an average
297 trading days (roughly a year and 2 months) to recover
with the previous quickest recovery in 1987 at 70 days. This time, it took 20 days to decline. Aggressive fiscal and monetary policy, teamed with the prospect for an economic reopening
drove investor sentiment higher, with a 47% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 9.71%, which is impressive given the severe disruption. Fixed income returns were positive, with a substantial drop in interest rates more than offsetting modestly wider credit spreads.
International markets lagged domestic as they have for much of the past decade, with the MSCI EAFE
®
Index returning -6.86%
and the MSCI Emerging Markets
®
Index returning +8.25%.
The global outbreak and subsequent economic shutdown
had a broad impact, though the strong economic rebound
and aggressive global central bank stimulus led to strong
performance in the second half of the period.
The S&P 500 was higher in seven of the 12 months during
the reporting period.
While much of 2019 was characterized by near-universal strong returns and low volatility for risk assets, volatility dramatically improved through the reporting period, with most risk-assets delivering positive returns. Growth stocks substantially
outperformed value stocks, while large-capitalization stocks beat small-capitalization stocks.
Fixed-income markets were higher, driven by a decline in interest rates, bringing them to historic lows. The Federal Reserve
aggressively added stimulus, first by bringing the Federal
Funds target rate to effectively 0% by March 15, followed by an aggressive bond buying program that nearly doubled the
balance sheet from $4.0 trillion to $7.1 trillion through the period.
Federal Reserve Chair Powell has indicated that it will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.69% to a record-low of 0.50% as of March 9, 2020, before bouncing
modestly to 0.85% by period-end. The 2-year yield dropped
from 1.52% to 0.15%, widening the spread between the two
yields to 0.70%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress, but avoid the temptation to react based on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages
you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Index
Annual Total Return
(as of October 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 3.38%
Bloomberg Barclays
Municipal Bond 3.59%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.39%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 11.04%
Bloomberg Barclays U.S.
Aggregate Bond 6.19%
Bloomberg Barclays U.S.
Corporate High Yield 3.49%
MSCI EAFE
®
-6.86%
MSCI Emerging Markets
®
8.25%
MSCI World ex USA -2.61%
Russell 1000
®
Growth 29.22%
Russell 1000
®
Value -7.57%
Russell 2000
®
-0.14%
S&P 500
®
9.71%
Source: Morningstar

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Fund Commentary - 3
For the annual period ended October 31, 2020, the Nationwide
Geneva Small Cap Growth Fund Class A returned 15.60%*
versus 13.37% for its benchmark, the Russell 2000
®
Growth
Index. For broader comparison, the median return for the Fund’s closest Morningstar
®
peer category, Small Growth (consisting
of 626 investments as of October 31, 2020) was 16.75% for the same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Sectors contributing to performance were technology, industrials and financials, these sectors contributed 5.76%, 2.26% and
1.57%, respectively, to relative performance. The strength in the technology sector is the result of an overweight versus
the benchmark and strong stock selection. Companies such
as Monolithic Power Systems, Inphi Corp. and Blackline, Inc.
drove performance. The relative outperformance in industrials was also driven by strong stock selection; companies such
as Trex Company, Fair Isaac Corp and AAON, Inc. were very
strong performers during the one-year period. The strong
performance in financials was driven by the Fund’s exposure
to insurance companies, specifically Kinsale Capital Group and
Palomar Holdings.
The top sector detractors were healthcare, consumer staples
and energy, these sectors detracted 6.55%, 0.82% and 0.78%,
respectively, from relative performance. The underweight to
biotechnology drove the underperformance in the healthcare
industry; this subsector detracted 6.41% from performance and the Fund was 14.4% underweight versus the benchmark. The
underweight is the result of bottom-up fundamental analysis;
most of the companies in the subsector are unprofitable and
exhibit meaningful binary event risk and as such do not meet our metrics for high quality. J&J Snack Foods caused the
underperformance in the consumer staples industry as the
company was negatively impacted by COVID. The Fund didn’t
have an allocation to the energy industry which was a top
performer during the period, although the industry makes up
just over 1% of the overall benchmark.
The COVID-19 pandemic has had a significant impact on the
global economy and our way of life. Markets initially reacted negatively but quickly rebounded when central banks and
governments stepped in to provide liquidity and financial
assistance. The stay-at-home orders announced around the
world changed how people interact with one another and
how companies perform business operations; these changes
drove shares of some technology shares and other work-from-
home (WFH) companies higher. This basket of companies has
driven the market higher, and had a negative impact on our
performance, but we believe this impact was too much, too fast and we would anticipate and unwinding parts of the technology sector as things normalize.
The Fund did not invest in derivatives and did not experience any liquidity events that had a material impact on Fund
performance. The changes to LIBOR did not have an impact
on the Fund.
Subadviser:
Geneva Capital Management LLC
Portfolio Managers:
José Muñoz, CFA; William A. Priebe, CFA; and William S.
Priebe
*High double-digit returns are unusual and cannot be
sustained.
The Fund is subject to the risks of investing in equity
securities (including small companies). Smaller companies
involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price,
2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited
resources. Growth funds may underperform other funds that
use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s
principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed,
or promoted by Russell, and Russell bears no liability with
respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

4 - Fund Commentary - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Asset Allocation
1
Common Stocks 98.1%
Repurchase Agreement 1.6%
Short-Term Investment 0.2%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Software 18.5%
Health Care Equipment & Supplies 11.8%
Semiconductors & Semiconductor Equipment 6.3%
Machinery 6.3%
Health Care Technology 5.2%
Health Care Providers & Services 5.0%
Insurance 4.7%
Building Products 4.3%
Auto Components 4.2%
IT Services 4.2%
Other Industries
#
29.5%
100.0%
Top Holdings
2
Kinsale Capital Group, Inc. 3.8%
Inphi Corp. 3.3%
Fair Isaac Corp. 3.0%
Monolithic Power Systems, Inc. 3.0%
STAAR Surgical Co. 2.9%
Fox Factory Holding Corp. 2.8%
Bio-Techne Corp. 2.8%
LHC Group, Inc. 2.8%
Bright Horizons Family Solutions, Inc. 2.8%
Masimo Corp. 2.7%
Other Holdings
#
70.1%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
15.60% 12.91% 13.89% 6/12/2009
w/SC
3
8.95% 11.58% 13.25%
Class C
1
w/o SC
2
14.78% 12.10% 13.13% 6/12/2009
w/SC
4
13.78% N/A N/A
Class R6
5,6
16.03% 13.33% 11.61% 9/18/2013
Institutional Service
Class
1,5,7
15.90% 13.21% 14.20% 6/12/2009
Russell 2000
®
Growth
Index 13.37% 10.36% 11.95%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.23%
Class C 1.95%
Class R6 0.86%
Institutional Service Class 0.99%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

6 - Fund Commentary - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Geneva Small Cap Growth Fund versus the
Russell 2000
®
Growth Index over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Geneva Small Cap Growth Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Shareholder Expense Example - 7
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2020)
and continued to hold your shares at the end of the reporting period (October 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2020 through October 31, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2020 through October 31, 2020. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in
the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your
ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these
transaction costs were included, your costs would have been
higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Geneva Small Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,209.20 6.66 1.20
Hypothetical
(a)(b)
1,000.00 1,019.10 6.09 1.20
Class C Shares
Actual
(a)
1,000.00 1,205.10 10.53 1.90
Hypothetical
(a)(b)
1,000.00 1,015.58 9.63 1.90
Class R6 Shares
Actual
(a)
1,000.00 1,211.50 4.67 0.84
Hypothetical
(a)(b)
1,000.00 1,020.91 4.27 0.84
Institutional Service Class Shares
Actual
(a)
1,000.00 1,210.90 5.22 0.94
Hypothetical
(a)(b)
1,000.00 1,020.41 4.77 0.94
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2020 through
October 31, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

8 - Statement of Investments - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Common Stocks 98.1%
Shares Value ($)
Airlines 1.5%
Allegiant Travel Co. 147,897 19,930,600
Auto Components 4.2%
Dorman Products, Inc.* 208,254 18,590,835
Fox Factory Holding Corp.* 454,443 38,209,567
56,800,402
Banks 1.5%
Pacific Premier Bancorp, Inc. 469,801 11,979,925
Texas Capital Bancshares,
Inc.* 179,228 8,065,260
20,045,185
Building Products 4.3%
AAON, Inc. 394,393 23,036,495
Trex Co., Inc.* 519,100 36,098,214
59,134,709
Chemicals 2.0%
Balchem Corp. 267,383 26,724,931
Diversified Consumer Services 2.7%
Bright Horizons Family
Solutions, Inc.* 236,974 37,453,741
Electronic Equipment, Instruments & Components 4.0%
ePlus , Inc.* 242,656 16,381,706
Novanta , Inc.* 220,848 24,010,595
Rogers Corp.* 117,181 14,204,681
54,596,982
Food Products 1.7%
J & J Snack Foods Corp. 172,624 23,402,636
Health Care Equipment & Supplies 11.8%
Cantel Medical Corp. 196,582 9,404,483
Globus Medical, Inc., Class A* 368,438 19,202,989
LeMaitre Vascular, Inc. 361,527 11,742,397
Masimo Corp.* 167,095 37,399,203
Neogen Corp.* 329,275 22,963,638
STAAR Surgical Co.* 535,226 38,803,885
Tactile Systems Technology,
Inc.* 581,300 21,263,954
160,780,549
Health Care Providers & Services 5.0%
HealthEquity , Inc.* 327,279 16,851,596
LHC Group, Inc.* 174,006 37,680,999
PetIQ , Inc.*(a) 488,230 13,943,849
68,476,444
Health Care Technology 5.2%
Omnicell , Inc.* 350,469 30,333,092
Tabula Rasa HealthCare,
Inc.*(a) 434,017 14,990,947
Vocera Communications, Inc.* 778,533 25,520,312
70,844,351
Hotels, Restaurants & Leisure 1.7%
Texas Roadhouse, Inc. 326,511 22,865,565
Household Products 1.3%
WD-40 Co. 72,490 17,642,616
Insurance 4.7%
Kinsale Capital Group, Inc. 272,604 51,105,072
Common Stocks
Shares Value ($)
Insurance
Palomar Holdings, Inc.* 139,758 12,462,221
63,567,293
IT Services 4.2%
Evo Payments, Inc., Class A* 784,640 16,532,365
ExlService Holdings, Inc.* 310,692 23,531,812
I3 Verticals, Inc., Class A* 584,218 12,052,417
Perficient , Inc.* 118,871 4,654,988
56,771,582
Life Sciences Tools & Services 2.8%
Bio- Techne Corp. 150,662 38,028,595
Machinery 6.3%
Barnes Group, Inc. 265,386 9,739,666
Donaldson Co., Inc. 290,727 13,809,533
ESCO Technologies, Inc. 244,192 20,436,429
Proto Labs, Inc.* 171,702 20,274,572
RBC Bearings, Inc.* 183,528 21,849,008
86,109,208
Multiline Retail 2.0%
Ollie's Bargain Outlet
Holdings, Inc.* 312,842 27,245,410
Professional Services 2.6%
Exponent, Inc. 508,657 35,397,440
Road & Rail 1.3%
Marten Transport Ltd. 1,203,606 18,469,334
Semiconductors & Semiconductor Equipment 6.3%
Inphi Corp.* 325,589 45,504,318
Monolithic Power Systems,
Inc. 127,318 40,690,833
86,195,151
Software 18.4%
Alarm.com Holdings, Inc.* 472,872 27,582,624
Blackbaud , Inc. 221,309 10,919,386
Blackline, Inc.* 341,715 33,378,721
Bottomline Technologies DE,
Inc.* 414,051 16,446,106
Cerence , Inc.* 183,374 10,008,553
Descartes Systems Group,
Inc. (The)* 531,233 28,559,086
Envestnet , Inc.* 434,938 33,377,142
Fair Isaac Corp.* 105,970 41,481,956
Q2 Holdings, Inc.* 271,683 24,788,357
Tyler Technologies, Inc.* 64,504 24,794,048
251,335,979
Thrifts & Mortgage Finance 0.8%
Axos Financial, Inc.* 386,253 10,529,257
Trading Companies & Distributors 1.8%
SiteOne Landscape Supply,
Inc.* 204,722 24,462,232
Total Common Stocks
(cost $909,865,964) 1,336,810,192

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Statement of Investments - 9
Short-Term Investment 0.2%
Shares Value ($)
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(b)(c) 2,164,576 2,164,576
Total Short-Term Investment
(cost $2,164,576) 2,164,576
Repurchase Agreement 1.6%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.06%, dated
10/30/2020, due
11/2/2020, repurchase
price $22,213,028,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022;
total market value
$22,705,478.(c)(d) 22,212,917 22,212,917
Total Repurchase Agreement
(cost $22,212,917) 22,212,917
Total Investments
(cost $934,243,457) — 99.9% 1,361,187,685
Other assets in excess of liabilities — 0.1% 683,081
NET ASSETS — 100.0%
$ 1,361,870,766
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October 31,
2020 was $23,256,608, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $2,164,576 and $22,212,917,
respectively, a total value of $24,377,493.
(b) Represents 7-day effective yield as of October 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $24,377,493.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

10 - Statement of Assets and Liabilities - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 1,338,974,768
Repurchase agreement, at value 22,212,917
Cash 26,919,544
Dividends receivable 2,261
Security lending income receivable 3,577
Receivable for capital shares issued 3,446,040
Prepaid expenses 51,005
Total Assets 1,391,610,112
Liabilities:
Payable for capital shares redeemed 4,024,215
Payable upon return of securities loaned (Note 2) 24,377,493
Accrued expenses and other payables:
Investment advisory fees 906,524
Fund administration fees 44,851
Distribution fees 50,463
Administrative servicing fees 277,800
Accounting and transfer agent fees 10,630
Trustee fees 4,043
Custodian fees 5,085
Compliance program costs (Note 3) 384
Professional fees 24,991
Printing fees 5,068
Other 7,799
Total Liabilities 29,739,346
Net Assets $ 1,361,870,766
* Includes value of securities on loan (Note 2) 23,256,608
Cost of investment securities 912,030,540
Cost of repurchase agreement 22,212,917
Represented by:
Capital $ 945,370,249
Total distributable earnings (loss) 416,500,517
Net Assets $ 1,361,870,766

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Statement of Assets and Liabilities - 11
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Small Cap Growth
Fund
Net Assets:
Class A Shares $ 93,544,289
Class C Shares 33,981,050
Class R6 Shares 330,981,868
Institutional Service Class Shares 903,363,559
Total $ 1,361,870,766
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,362,191
Class C Shares 542,582
Class R6 Shares 4,604,104
Institutional Service Class Shares 12,676,942
Total 19,185,819
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 68.67(a)
Class C Shares $ 62.63(b)
Class R6 Shares $ 71.89
Institutional Service Class Shares $ 71.26
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 72.86
Maximum Sales Charge:
Class A Shares 5.75%
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

12 - Statement of Operations - For the Year Months Ended October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide
Geneva Small
Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 3,266,469
Interest income 299,031
Income from securities lending (Note 2) 74,676
Total Income 3,640,176
EXPENSES:
Investment advisory fees 8,931,302
Fund administration fees 374,302
Distribution fees Class A 223,545
Distribution fees Class C 351,082
Administrative servicing fees Class A 102,585
Administrative servicing fees Class C 29,442
Administrative servicing fees Institutional Service Class 896,342
Registration and filing fees 90,315
Professional fees 78,466
Printing fees 99,680
Trustee fees 37,220
Custodian fees 32,571
Accounting and transfer agent fees 62,097
Compliance program costs (Note 3) 3,701
Other 29,786
Total Expenses 11,342,436
NET INVESTMENT LOSS (7,702,260)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (816,930)
Net realized gains (losses) (816,930)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 178,658,898
Net change in unrealized appreciation/depreciation 178,658,898
Net realized/unrealized gains (losses) 177,841,968
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 170,139,708

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Statements of Changes in Net Assets - 13
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment loss $ (7,702,260) $ (5,417,982)
Net realized gains (losses) (816,930) 22,185,135
Net change in unrealized appreciation/depreciation 178,658,898 75,198,976
Change in net assets resulting from operations 170,139,708 91,966,129
Distributions to Shareholders From:
Distributable earnings:
Class A (1,966,622) (4,301,146)
Class C (898,907) (2,495,731)
Class R6 (4,251,078) (7,777,675)
Institutional Service Class (16,371,236) (36,190,402)
Change in net assets from shareholder distributions (23,487,843) (50,764,954)
Change in net assets from capital transactions 148,928,627 48,166,978
Change in net assets 295,580,492 89,368,153
Net Assets:
Beginning of year 1,066,290,274 976,922,121
End of year $ 1,361,870,766 $ 1,066,290,274
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 25,847,401 $ 26,276,928
Proceeds from shares issued from class conversion (Note 1) — 22,692
Dividends reinvested 1,877,517 4,148,884
Cost of shares redeemed (29,494,842) (29,522,904)
Total Class A Shares (1,769,924) 925,600
Class C Shares
Proceeds from shares issued 1,827,382 2,865,140
Dividends reinvested 834,274 2,300,120
Cost of shares redeemed in class conversion (Note 1) — (22,692)
Cost of shares redeemed (9,831,124) (12,277,664)
Total Class C Shares (7,169,468) (7,135,096)
Class R6 Shares
Proceeds from shares issued 175,882,440 85,731,129
Dividends reinvested 4,173,012 7,599,636
Cost of shares redeemed (83,554,057) (52,831,422)
Total Class R6 Shares 96,501,395 40,499,343
Institutional Service Class Shares
Proceeds from shares issued 305,763,626 220,670,547
Dividends reinvested 15,132,254 33,468,866
Cost of shares redeemed (259,529,256) (240,262,282)
Total Institutional Service Class Shares 61,366,624 13,877,131
Change in net assets from capital transactions $ 148,928,627 $ 48,166,978

14 - Statements of Changes in Net Assets - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Small Cap Growth Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 415,629 448,458
Issued in class conversion (Note 1) — 385
Reinvested 29,802 81,671
Redeemed (484,944) (510,195)
Total Class A Shares (39,513) 20,319
Class C Shares
Issued 31,412 55,719
Reinvested 14,431 48,887
Redeemed in class conversion (Note 1) — (418)
Redeemed (173,347) (228,498)
Total Class C Shares (127,504) (124,310)
Class R6 Shares
Issued 2,742,937 1,446,138
Reinvested 63,478 144,014
Redeemed (1,291,170) (862,786)
Total Class R6 Shares 1,515,245 727,366
Institutional Service Class Shares
Issued 4,635,322 3,723,671
Reinvested 231,983 638,353
Redeemed (4,108,449) (4,057,002)
Total Institutional Service Class Shares 758,856 305,022
Total change in shares 2,107,084 928,397
Amounts designated a s "—" are zero or have been rounded to zero.

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Financial Highlights - 15
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Geneva Small
Cap Growth Fund
Class A Shares
Year Ended October 31, 2020 $ 60 .71 (0.56) 9.90 9.34 — (1.38) (1.38) $ 68 .67 15.60% $ 93,544,289 1.21% (0.89)% 1.21%
Year Ended October 31, 2019 $ 59 .11 (0.43) 5.21 4.78 — (3.18) (3.18) $ 60 .71 9.13% $ 85,091,825 1.23% (0.74)% 1.23%
Year Ended October 31, 2018 $ 56 .05 (0.47) 6.12 5.65 — (2.59) (2.59) $ 59 .11 10.45% $ 81,648,828 1.24% (0.79)% 1.24%
Year Ended October 31, 2017 $ 42 .70 (0.41) 13.84 13.43 — (0.08) (0.08) $ 56 .05 31.48% $ 108,399,265 1.27% (0.82)% 1.27%
Year Ended October 31, 2016 $ 44 .80 (0.36) 0.42 0.06 — (2.16) (2.16) $ 42 .70 0.20%(f) $ 79,769,181 1.31% (0.86)% 1.31%
Class C Shares
Year Ended October 31, 2020 $ 55 .87 (0.92) 9.06 8.14 — (1.38) (1.38) $ 62 .63 14.78% $ 33,981,050 1.93% (1.60)% 1.93%
Year Ended October 31, 2019 $ 55 .05 (0.79) 4.79 4.00 — (3.18) (3.18) $ 55 .87 8.34% $ 37,438,329 1.95% (1.46)% 1.95%
Year Ended October 31, 2018 $ 52 .73 (0.84) 5.75 4.91 — (2.59) (2.59) $ 55 .05 9.67% $ 43,731,100 1.95% (1.50)% 1.95%
Year Ended October 31, 2017 $ 40 .46 (0.73) 13.08 12.35 — (0.08) (0.08) $ 52 .73 30.55% $ 43,511,654 1.98% (1.54)% 1.98%
Year Ended October 31, 2016 $ 42 .88 (0.65) 0.39 (0.26) — (2.16) (2.16) $ 40 .46 (0.57)% $ 30,572,627 2.05% (1.60)% 2.05%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 63 .26 (0.36) 10.37 10.01 — (1.38) (1.38) $ 71 .89 16.03% $ 330,981,868 0.84% (0.54)% 0.84%
Year Ended October 31, 2019 $ 61 .23 (0.23) 5.44 5.21 — (3.18) (3.18) $ 63 .26 9.54% $ 195,408,988 0.85% (0.37)% 0.85%
Year Ended October 31, 2018 $ 57 .76 (0.26) 6.32 6.06 — (2.59) (2.59) $ 61 .23 10.86% $ 144,598,599 0.86% (0.42)% 0.86%
Year Ended October 31, 2017 $ 43 .83 (0.23) 14.24 14.01 — (0.08) (0.08) $ 57 .76 31.99% $ 64,816,478 0.90% (0.45)% 0.90%
Year Ended October 31, 2016 $ 45 .78 (0.21) 0.42 0.21 — (2.16) (2.16) $ 43 .83 0.54%(f) $ 40,080,981 0.94% (0.49)% 0.94%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 62 .79 (0.42) 10.27 9.85 — (1.38) (1.38) $ 71 .26 15.90% $ 903,363,559 0.96% (0.64)% 0.96%
Year Ended October 31, 2019 $ 60 .87 (0.30) 5.40 5.10 — (3.18) (3.18) $ 62 .79 9.41% $ 748,351,132 0.98% (0.49)% 0.98%
Year Ended October 31, 2018 $ 57 .50 (0.32) 6.28 5.96 — (2.59) (2.59) $ 60 .87 10.74% $ 706,943,594 0.96% (0.52)% 0.96%
Year Ended October 31, 2017 $ 43 .68 (0.29) 14.19 13.90 — (0.08) (0.08) $ 57 .50 31.85% $ 507,165,037 1.00% (0.56)% 1.00%
Year Ended October 31, 2016 $ 45 .67 (0.26) 0.43 0.17 — (2.16) (2.16) $ 43 .68 0.45% $ 300,779,497 1.04% (0.59)% 1.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

16 - Notes to Financial Statements - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company,
organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number
of shares of beneficial interest (“shares”), without par value.
As of October 31, 2020, the Trust operates forty-seven (47)
separate series, or mutual funds, each with its own objective(s)
and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva
Small Cap Growth Fund ("Small Cap Growth" or the “Fund”), a
series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
The Fund currently offers Class A, Class C, Class R6 and
Institutional Service Class shares. Effective October 3, 2019, the majority of Class C shares converted for shareholder accounts open for 10 years or longer and will continue to convert to Class
A shares ten years after their purchase as described in the
Fund’s prospectus. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund is a diversified fund, as defined in the 1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods
to measure the value of its investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund. Shares of
exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds
and shares of exchange traded funds valued in this manner
are generally categorized as Level 1 investments within the
hierarchy. Repurchase agreements are valued at amortized
cost, which approximates fair value, and are generally
categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Notes to Financial Statements - 17
of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of October 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At October 31, 2020, the Fund did not have overdrawn
balances.
Securities Lending
During the year ended October 31, 2020, the Fund entered into securities lending transactions. To generate additional income, the Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. (“BBH”) serves as securities
lending agent for the securities lending program for the Fund.
Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the
borrower at any time.
The Fund receives payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,336,810,192 $ – $ – $ 1,336,810,192
Repurchase Agreement – 22,212,917 – 22,212,917
Short-Term Investment 2,164,576 – – 2,164,576
Total $ 1,338,974,768 $ 22,212,917 $ – $ 1,361,187,685
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

18 - Notes to Financial Statements - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
is included as “Dividend income” and/or “Interest income”,
as applicable, on the Statement of Operations. The Fund
also receives interest that would have been earned on the
securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in
the Statement of Operations under “Income from securities
lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and
creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived
from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-
cash collateral.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2020, which were comprised of a money market fund and repurchase agreement purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on non-
cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At October 31, 2020, the Securities Lending Agency Agreement
does not permit the Fund to enforce a netting arrangement.
Joint Repurchase Agreements
During the year ended October 31, 2020, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC,
transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Small Cap Growth $ 24,377,493

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Notes to Financial Statements - 19
At October 31, 2020, the Fund's investment in joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in joint repos was as follows:
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on the Fund’s Statement of Operations, as applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statement of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on the Fund’s Statement of Operations,
except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-
dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.
The Fund records as dividend income the amount
characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the
Statement of Operations. These characterizations are reflected in the accompanying financial statements.
At October 31, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.06%, dated 10/30/2020, due 11/2/2020, repurchase price $89,800,449, collateralized by U.S. Treasury
Note, 1.63%, maturing 11/15/2022; total market value $91,791,273.
Gross Amounts
not Offset in the
Statement of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statement of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap
Growth
BNP Paribas
Securities Corp. $ 22,212,917 $ – $ 22,212,917 $ (22,212,917) $ –
Total $ 22,212,917 $ – $ 22,212,917 $ (22,212,917) $ –
Amounts designated as “—” are zero or have been rounded to zero.
* At October 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

20 - Notes to Financial Statements - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do
not require reclassification. The permanent differences as of
October 31, 2020 are primarily attributable to net operating losses and net operating loss netting to short term gains.
Temporary differences arise when certain items of income,
gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse
at some time in the future. The temporary differences as of
October 31, 2020 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2020 were as follows:
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the
Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statement of Operations,
as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of
that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises the
daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Geneva Capital Management LLC (the “Subadviser”)
as subadviser for the Fund, and provides investment
management evaluation services in monitoring, on an ongoing
basis, the performance of the subadviser.
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
Fund Capital
Total
Distributable
Earnings (Loss)
Small Cap Growth $ (4,995,702) $ 4,995,702
Fee Schedule
Advisory Fee
(annual rate)
Up to $250 million 0.84%
$250 million up to $500 million 0.79%
$500 million and more 0.74%

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Notes to Financial Statements - 21
For the year ended October 31, 2020, the Fund’s effective advisory fee rate was as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services
Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2021.
NFA may request and receive reimbursement from the Fund
for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by the Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of October 31, 2020, the Fund had no cumulative potential reimbursements which could be reimbursed to NFA and
therefore no amounts were reimbursed to NFA pursuant to the
Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2020, NFM earned $374,302 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For
Fund
Effective Advisory
Fee Rate
Small Cap Growth 0.77%
Fund Classes
Amount
(annual rate)
Small Cap Growth All Classes 1.22%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

22 - Notes to Financial Statements - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
the year ended October 31, 2020, the Funds’ aggregate portion of such costs amounted to $3,701.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Fund's principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Fund at an annual rate of 0.25% for
Class A shares and 1.00% for Class C shares of the Fund. For
Class C Shares, 0.25% of the rate may be a service fee and
0.75% may be a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the year ended October 31, 2020, the Fund
imposed front-end sales charges of $54,430. From these fees,
NFD retained a portion amounting to $5,330.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Class A
and Class C CDSCs are 1.00%. During the year ended October
31, 2020, the Fund imposed CDSCs of $470. NFD retained all
of the CDSCs imposed by the Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, and Institutional Service Class shares of the Fund.
For the year ended October 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2020, the Fund’s total administrative services fees were as follows:
As of October 31, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the Fund as indicated in the following table.
Line of Credit, Interfund Lending and Earnings Credit
Effective July 9, 2020, the Trust and NVIT (together, the
“Trusts”) have renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National
Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund
under this arrangement would be primarily for temporary or
emergency purposes, including the meeting of redemption
requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions.
The line of credit requires a commitment fee of 0.15% per
year on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher
Fund Class A Class C
Institutional
Service Class
Small Cap Growth 0.11% 0.08% 0.12%
Fund Amount
Small Cap Growth $1,028,369
Fund
% of Shares
Outstanding
Owned
Small Cap Growth 0.20%

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Notes to Financial Statements - 23
of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended October
31, 2020, the Fund had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among
Fund managed by NFA. The program allows the participating
Funds to borrow money from and loan money to each other
for temporary purposes, subject to the conditions in the Order.
A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through
short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on
one business day's notice. During the year ended October 31,
2020, the Fund did not engage in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Fund’s custody accounts, which are used
to offset custody fees of the Fund. Credits earned, if any, are presented in the Statement of Operations. The program was
terminated on December 31, 2019.
Investment Transactions
For the year ended October 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The Fund adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but
there was no impact on net assets or overall results from
operations. During the year ended October 31, 2020, the Fund held no in-scope securities.
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both
Fund Purchases
*
Sales
*
Small Cap Growth $ 334,861,007 $ 195,194,546
* Includes purchases and sales of long-term U.S. Government securities, if any.

24 - Notes to Financial Statements - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Other
As of October 31, 2020, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
Recaptured Brokerage Commissions
The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund's brokerage commissions on behalf of the Fund. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Fund's Statement of Operations. During the year ended October 31, 2020, the Fund recaptured the following amount of brokerage commissions:
5
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
The tax character of distributions paid during the year ended October 31, 2019 was as follows:
As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund % of Shares
Number of
Accounts
Small Cap Growth 31.79% 2
Fund Amount
Small Cap Growth $ 76,234
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 23,487,843 $ 23,487,843 $ – $ 23,487,843
Amounts designated as "—" are zero or have been rounded to zero.
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Growth $ – $ 50,764,954 $ 50,764,954 $ – $ 50,764,954
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Small Cap Growth $ – $ 7,435,380 $ 7,435,380 $ – $ (6,853,960) $ 415,919,097 $ 416,500,517
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Notes to Financial Statements - 25
As of October 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
The Fund may elect to have certain late year losses incurred after October 31 and within the taxable year deemed to arise on the first business day of the Fund's next taxable year. For the year ended October 31, 2020, the Fund elected to defer qualified late year losses, if any, in the amount listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There
can be no guarantee that these or other economic stimulus
plans (within the United States or other affected countries
throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the
other risks that apply to the Fund and could negatively affect
Fund performance and the value of your investment in the
Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Growth $ 945,268,588 $ 451,488,554 $ (35,569,457) $ 415,919,097
Fund Amount
Small Cap Growth $6,853,960

26 - Report of Independent Registered Public Accounting Firm - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Geneva Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Nationwide
Geneva Small Cap Growth Fund (one of the funds constituting Nationwide Mutual Funds, referred to hereafter as the "Fund") as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31,
2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 (Unaudited) - Supplemental Information - 27
Other Federal Tax Information
The Fund designates the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund Amount
Small Cap Growth $ 23,487,843

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Management Information - 29
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
3
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
3
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
3
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair and of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a Managing Partner of private equity firm; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
3
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

30 - Management Information - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years (or Longer)
3
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman as of
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko has been a Co-Founder of Blue Leaf Ventures since May 2018. From November 2008 until December 2017, Mr. Wezdenko was
Managing Director of JPMorgan Chase Bank, N.A.
Other Directorships held During the Past Five Years
3
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry as well as experience managing a venture capital firm.

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Management Information - 31
Interested Trustee
1
Will retire as Trustee effective December 31, 2020.
2
Length of time served includes time served with the Trust’s predecessors.
3
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
4
Will become Trustee effective January 1, 2021.
5
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
David C. Wetmore
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Retiring as chairman
as of January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
3
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
5
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
3
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2

32 - Management Information - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Market Index Definitions - 33
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:  An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:  An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:  An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:  An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

34 - Market Index Definitions - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2020, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Market Index Definitions - 35
asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
:  Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

36 - Market Index Definitions - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Market Index Definitions - 37
total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

38 - Glossary - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Nationwide Geneva Small Cap Growth Fund - October 31, 2020 - Glossary - 39
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

40 - Glossary - October 31, 2020 - Nationwide Geneva Small Cap Growth Fund
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-SCG (12/20)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distributi on and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2020

Annual Report
October 31, 2020
Nationwide Mutual Funds
Index Funds
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide NYSE Arca Tech 100 Index Fund
(formerly Nationwide Zeigler NYSE Arca Tech 100 Index Fund)
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds-prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 33
Statements of Investments 36
Statements of Assets and Liabilities 134
Statements of Operations 138
Statements of Changes in Net Assets 140
Financial Highlights 148
Notes to Financial Statements 154
Report of Independent Registered Public Accounting Firm 180
Supplemental Information 181
Management Information 183
Market Index Definitions 187
Glossary 192

Nationwide Mutual Funds - October 31, 2020 - Message to Investors - 1
Dear Investor,
During this time of unprecedented uncertainty, Nationwide has diligently sought to care for our associates, communities, and ultimately, you our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets experienced a historic period of volatility during the annual reporting period ending October 31, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown, before recovering as the period closed, with growth of +2.4% in the fourth quarter of 2019, -5.0% during the first quarter of 2020, a record -31.4% in the second quarter and a record +33.1% in the third quarter of the same fiscal year.
Economists estimate a continuing rebound of 4.0% in the fourth quarter 2020 and 3.9% for 2021. Corporate profits collapsed, with a decline of 15% forecast for 2020, however, are expected to recover to +22% next year as the economy continues to
emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
from the outbreak, and the lasting implications remain
unclear.
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the period. The S&P
500
®
Index (“S&P 500”) started the period strong, with an
accommodating Federal Reserve (“Fed”) and steady economic
growth, driving a cumulative return of 6.6% in November and
December of 2019. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking an average
297 trading days (roughly a year and 2 months) to recover
with the previous quickest recovery in 1987 at 70 days. This time, it took 20 days to decline. Aggressive fiscal and monetary policy, teamed with the prospect for an economic reopening
drove investor sentiment higher, with a 47% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 9.71%, which is impressive given the severe disruption. Fixed income returns were positive, with a substantial drop in interest rates more than offsetting modestly wider credit spreads.
International markets lagged domestic as they have for much of the past decade, with the MSCI EAFE
®
Index returning -6.86%
and the MSCI Emerging Markets
®
Index returning +8.25%.
The global outbreak and subsequent economic shutdown
had a broad impact, though the strong economic rebound
and aggressive global central bank stimulus led to strong
performance in the second half of the period.
The S&P 500 was higher in seven of the 12 months during
the reporting period.
While much of 2019 was characterized by near-universal strong returns and low volatility for risk assets, volatility dramatically improved through the reporting period, with most risk-assets delivering positive returns. Growth stocks substantially
outperformed value stocks, while large-capitalization stocks beat small-capitalization stocks.
Fixed-income markets were higher, driven by a decline in interest rates, bringing them to historic lows. The Federal Reserve
aggressively added stimulus, first by bringing the Federal
Funds target rate to effectively 0% by March 15, followed by an aggressive bond buying program that nearly doubled the
balance sheet from $4.0 trillion to $7.1 trillion through the period.
Federal Reserve Chair Powell has indicated that it will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.69% to a record-low of 0.50% as of March 9, 2020, before bouncing
modestly to 0.85% by period-end. The 2-year yield dropped
from 1.52% to 0.15%, widening the spread between the two
yields to 0.70%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress, but avoid the temptation to react based on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages
you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - October 31, 2020 - Nationwide Mutual Funds
Index
Annual Total Return
(as of October 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 3.38%
Bloomberg Barclays
Municipal Bond 3.59%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.39%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 11.04%
Bloomberg Barclays U.S.
Aggregate Bond 6.19%
Bloomberg Barclays U.S.
Corporate High Yield 3.49%
MSCI EAFE
®
-6.86%
MSCI Emerging Markets
®
8.25%
MSCI World ex USA -2.61%
Russell 1000
®
Growth 29.22%
Russell 1000
®
Value -7.57%
Russell 2000
®
-0.14%
S&P 500
®
9.71%
Source: Morningstar

Nationwide Bond Index Fund - October 31, 2020 - Fund Commentary - 3
For the annual period ended October 31, 2020, the Nationwide
Bond Index Fund (Class A) returned 5.23% versus 6.19% for
its benchmark, the Bloomberg Barclays U.S. Aggregate Bond
Index. For broader comparison, the return for the Fund’s
closest Morningstar
®
peer category, Intermediate Core Bond
(consisting of 418 funds as of October 31, 2020), was 2.37%
for the same period. Performance for the Fund’s other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
In the fourth quarter of 2019, risk appetite was boosted broadly by expectations of a U.S. and China trade deal, strong economic growth, and easy monetary policy. U.S. tariffs on China were originally scheduled to increase on December 15th but were
avoided thanks to persistent negotiations between the U.S. and
China. Additionally, news that U.S. didn’t impose tariffs on E.U.
auto exports helped support sentiment. On the macroeconomic
front, the U.S. services and employment sectors remained
buoyant. The *ISM non-manufacturing private mortgage
insurance (“PMI”) remained well above the key 50 threshold
the entire quarter. In November, 266K jobs were added to the economy, pushing the U-3 unemployment rate back down to
3.5%. Consumer sentiment also rebounded throughout the
quarter, with the
‡
University of Michigan Consumer Sentiment
gauge rising to 99.3 in December, up from the September’s low of 93.2. Conversely, the ISM manufacturing PMI continued to
indicate weakness, though the October and November readings
did manage to beat the September reading – which was the
lowest point since the financial crisis. However, the December reading (which was released in January) fell to a new cycle
low of 47.2. Overall, the supportive macroeconomic data and
boosted risk appetite drove selling of Treasuries in the quarter.
The ten-year U.S. Treasury bond yield increased +26bps to
1.92%. Key points along the Treasury curve, including the
closely monitored two-month / ten-year, three-month / ten-year, and five-month / thirty-year spreads, widened throughout the quarter. Despite the strength in the U.S. economy, the Federal
Reserve cut the benchmark federal funds rate by 25bps to
1.75% in October, marking the third rate cut of the year.
A new strain of coronavirus that took hold in Wuhan, China
in December increasingly dominated markets over the first
quarter of 2020. Its epicenter spread alarmingly from Asia to
Europe and eventually the US, leaving in its wake a rising toll of deaths and investor panic. Declared a pandemic by the World
Health Organization in March, the COVID-19 outbreak led to
borders closing, the lockdown of regions and countries and the shutdown of entire sectors. Policymakers responded swiftly
with concerted waves of measures. Central banks around the
world delivered a swathe of emergency rate cuts, launched or massively expanded quantitative easing (QE) programs and
strove to maintain lending liquidity to avert a credit crunch.
Global leaders borrowed wartime rhetoric as their governments added massive fiscal stimulus that could amount to more than
10% of national GDP, which is unparalleled in peacetime. The possible economic damage from the virus drove wild swings in financial markets amid a depth of risk-off fear not seen since the global financial crisis. Plunges in risk markets triggered circuit breakers that halted equity trading sessions. Fears over the impact of the virus pushed oil prices into freefall. The collapse was exacerbated by the start of a price war between Saudi
Arabia and Russia, which left Brent crude at US $22.74 a barrel and WTI at US $20.48 a barrel. Both oil gauges fell 66% over the quarter to their lowest levels since early 2002.
Sovereign bonds initially rallied strongly in the risk-off
environment. This saw yields fall below 1% across all maturities of US Treasuries for the first time in history. In the UK, short-
dated rates turned negative for the first time. Benchmark 10-
year yields plumbed record lows on March 9, 2020 in the US
(0.54%), UK (0.16%) and Germany (-0.86%). However, as
the scale of the fiscal response dawned on investors in terms of unprecedented government deficits and bond issuance,
sentiment turned abruptly in mid-March. A gentler rally to
the end of the quarter left the 10-year US Treasury yield 125 basis points (“bps”) lower over the three months at 0.67%.
The US Federal Reserve (“Fed”) led the global monetary
policy response to the coronavirus. It cut interest rates twice in March at unscheduled meetings to take its benchmark to
just above zero. The Fed also undertook to boost Quantitative
Easing (“QE”) bond purchases by at least $700bn and soon
upgraded that pledge to unlimited QE. In its statement, the Fed said that it “will continue to purchase Treasury securities and agency mortgage-backed securities in the amounts needed to
support smooth market functioning and effective transmission of monetary policy to broader financial conditions”. The central bank announced several further actions, including letting banks borrow cheaply for as long as 90 days and reducing reserve
requirement ratios to zero. It also combined with the central banks of Japan, the UK, Eurozone, Canada and Switzerland to
ensure dollars are available around the world.
In the second quarter of 2020, positive macroeconomic data
and the gradual reopening of the US economy were jeopardized by concerns over a second wave of coronavirus cases in the
US. By the end of the quarter, gains in risk assets started to pull back. Risk assets aggressively rallied with the S&P 500
®
Index erasing its YTD losses, and the 2-yr rallied by 8bps to
0.15% and 10-yr rates ended the month at 0.66%. After record-
high unemployment in May, the US labor market continued its
rebound, as nonfarm payrolls rose by 4.8mln jobs (vs 2.9mln
estimated), the largest single month gain in US history. The May estimate was also revised upward by 190,000 jobs to 2.7mln.
Employment in leisure and hospitality accounted for the largest gain at 2.1mln accounting for approximately 40% of the total growth. US Retail Sales surprised to the upside, as e-commerce caused sales to increase 17.7% month-over-month (“MoM”),
more than double the expected 8.4%. In the US, the FOMC
re-iterated its commitment to provide support and return the labor market to pre-COVID levels. The committee unanimously
voted to maintain the current target range for the Federal
Funds Rate at 0-0.25%, and participants affirmed that a strong combination of accommodative fiscal and monetary policy
would be needed to facilitate a durable recovery in the labor market. This positive sentiment was further supported by the prospect of a robust infrastructure spending plan. The US 10-
year Treasury closed the second quarter at 0.66%. Once again, risk-free markets were dominated by the narrative of Federal
Reserve stimulus. Federal Reserve Board Chairman Jerome
Powell provided flexible guidance for continued purchases of

4 - Fund Commentary - October 31, 2020 - Nationwide Bond Index Fund
Treasuries, agency Mortgage Backed Securities (“MBS”), and
agency Commercial Mortgage Backed Securities (“CMBS”) at
least at the current pace in order to keep borrowing costs at bay and fixed income markets fully functional. That being said, the summary of Economic Projections (“SEP”) revealed that
the committee definitely does not expect to see a negative rate environment either and believes the Federal funds target rate will remain near zero until at least the end of 2022.
The Bloomberg Barclays US Aggregate Bond Index posted a
return of 0.62% during the third quarter of 2020. September
opened with positive sentiment following better than expected non-farm payroll figures for August and positive data around coronavirus cases in the United States. As the month progressed, risk off sentiment hit the market following concerns over rising case counts in Europe, and the election in the United States.
This risk off tone erased some of August’s gains. US rates were range-bound, with muted reactions throughout the month. US
10-yr and 30-yr rates ended the quarter at 0.69% and 1.46%
respectively. Economic data in the US started strong, with the
US economy adding 1.37mln jobs in August, higher than the
1.35mln expected but lower than gains seen in the prior three months. The unemployment rate in August fell to 8.4%, versus
10.2% in July. However, Automatic Data Processing (“ADP”)
private employment fell short of expectations at a 428k gain
(vs 1mln consensus). From a policy perspective, the Federal
Open Market Committee (“FOMC”) maintained its target range
of the Fed Funds rate at 0 to 0.25%. The statement was in
line with the new long-term policy framework first unveiled in
August at Jackson Hole as the Committee remained supportive
of economic recovery, predicting near-zero rates through 2023.
Contrary to expectations, the FOMC refrained from changing
the composition of its asset purchase program, and did not
commit to expanding its purchase program, but made slight
updates to the language. Negotiations continued on a $2.2trln proposal for a stimulus bill, with Speaker of the House Nancy
Pelosi and US Treasury Secretary Steven Mnuchin engaging in
further talks of reaching a deal.
U.S. bonds, as represented by the Bloomberg Barclays U.S.
Aggregate Bond Index, increased approximately 6.19% for
the year ending October 31, 2020. From a sector perspective,
Treasuries were very additive to performance over the period, as were mortgages, Banking, and Consumer Non-Cyclicals.
Energy detracted over the period. Security sampling in
the Industrials and Treasury sectors contributed positively
while sampling in the Mortgage, Utilities, and CMBS sectors
detracted.
The Fund did not utilize derivatives during the reporting period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Scott Radell and Karen Uyehara
*The ISM Manufacturing Index is a widely-anticipated indicator of recent U.S. economic activity and is released on the first business day of each month. A number above 50 indicates a
growing manufacturing sector.
‡
The University of Michigan Consumer Sentiment Index is a
monthly survey of consumers, which is used to estimate future spending and saving.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions.
The Fund is subject to the risks of investing in fixed-income securities (including high-yield bonds), and including default risk and interest rate risk. Funds that invest in high-yield securities are subject to greater default risk, liquidity risk, and price fluctuations than funds that invest in higher-quality securities.
The prices of high-yield bonds tend to be more sensitive to
adverse economic and business conditions than are higher-
rated corporate bonds. Increased volatility may reduce the
market value of high-yield bonds. They are also subject to the claims paying ability of the issuing company. The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities).
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Bond Index Fund - October 31, 2020 - Fund Commentary - 5
Asset Allocation
1
U.S. Treasury Obligations 36.7%
Corporate Bonds 27.7%
Mortgage-Backed Securities 26.7%
Commercial Mortgage-Backed Securities 2.4%
Foreign Government Securities 1.8%
U.S. Government Agency Securities 1.5%
Supranational 1.3%
Municipal Bonds 0.7%
Asset-Backed Securities 0.2%
Repurchase Agreement
†
0.0%
Short-Term Investment
†
0.0%
Other assets in excess of liabilities 1.0%
100.0%
Top Industries
2
Banks 5.1%
Oil, Gas & Consumable Fuels 2.1%
Electric Utilities 1.5%
Capital Markets 1.4%
Pharmaceuticals 1.2%
Health Care Providers & Services 1.1%
Diversified Telecommunication Services 0.9%
Media 0.8%
Insurance 0.8%
Beverages 0.8%
Other Industries
#
84.3%
100.0%
Top Holdings
2
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.00%, 11/25/2050 1.3%
U.S. Treasury Notes, 0.13%, 8/31/2022 1.0%
FNMA/FHLMC UMBS, 30 Year, Single Family,
2.50%, 11/25/2050 0.9%
U.S. Treasury Notes, 2.50%, 1/31/2024 0.8%
U.S. Treasury Bonds, 5.50%, 8/15/2028 0.7%
U.S. Treasury Notes, 2.00%, 7/31/2022 0.7%
U.S. Treasury Bonds, 3.00%, 11/15/2044 0.7%
U.S. Treasury Notes, 2.88%, 10/15/2021 0.7%
U.S. Treasury Notes, 1.63%, 8/15/2022 0.5%
U.S. Treasury Notes, 1.50%, 2/15/2030 0.5%
Other Holdings
#
92.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

6 - Fund Commentary - October 31, 2020 - Nationwide Bond Index Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
5.23% 3.32% 2.86% 12/29/1999
w/SC
2
2.88% 2.84% 2.25%
Class C w/o SC
1
4.52% 2.63% 2.18% 3/29/2006
w/SC
3
3.52% N/A N/A
Class R6
4.5
5.69% 3.77% 3.28% 12/29/1999
Institutional Service Class
5
5.33% 3.52% 3.02% 12/6/2016
Bloomberg Barclays U.S.
Aggregate Bond Index 6.19% 4.08% 3.55%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.68% 0.66%
Class C 1.36% 1.34%
Class R6 0.26% 0.24%
Institutional Service Class 0.51% 0.49%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
Effective October 29, 2013, a 2.25% front-end sales charge was deducted. For the period from March 1, 2011 through October 29,
2013 a 4.25% front-end sales charge was deducted. Prior to February 28, 2011, a 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
5
Not subject to any SCs.

Nationwide Bond Index Fund - October 31, 2020 - Fund Commentary - 7
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bond Index Fund versus the Bloomberg
Barclays (BBgBarc) U.S. Aggregate Bond Index over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

8 - Fund Commentary - October 31, 2020 - Nationwide International Index Fund
For the annual period ended October 31, 2020, the Nationwide
International Index Fund (Class A) returned -6.93% versus
-6.86% for its benchmark, the MSCI EAFE
®
Index. For broader
comparison, the return for the Fund’s closest Morningstar
®
peer
category, Foreign Large Blend (consisting of 772 investments as of October 31, 2020), was -4.30% for the same period.
Performance for the Fund’s other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
In the fourth quarter of 2019, developed markets (DM) as
represented by the MSCI EAFE Index, increased 8.17% in
the fourth quarter of 2019, from a U.S. dollar perspective.
The Index finished 2019 up +22.4% on a total return basis.
All eleven GICS 1 sectors advanced in the fourth quarter.
Financials (+8.4%) and industrials (+10%) contributed the most to the Index’s total return given their relatively high weights, but information technology (+12.5%) and healthcare (+12.43%)
led the market. Out of individual countries, the U.K. (+10.4%)
outperformed and contributed the most to the Index’s overall total return amid a dense quarter of Brexit developments.
Prime Minister Boris Johnson was able to agree to a new Brexit deal with the E.U. in October, but the October 31st deadline was pushed back to January 31st, 2020 due to a stalemate in
Parliament. Following the delay, a snap election was held in
December, where the Conservative Party won in a landslide
victory. Afterward, the PM’s withdrawal agreement bill was
passed through the house of commons. The progress made on
the Brexit front helped sterling rebound by +7% in the quarter.
Additionally, shares of utility companies rallied in the immediate wake of the election as the defeat of the Labour party’s Corbyn removed the threat of nationalization of some utility companies.
On continental Europe, both France (+8.3%) and Germany
(+9.9%) outperformed the MSCI EAFE benchmark. Economic
activity in Europe was better than in recent quarters, with the perceived easing in trade tensions – both between the U.S. and
China, and the U.S. and E.U. – contributing to positive sentiment.
Sentiment indicators, like Germany’s ZEW survey, rebounded
throughout the quarter. Manufacturing activity remained in
contractionary territory but rebounded from the September
lows of 41.7. Monetary policy remained accommodative, and
the ECB resumed balance sheet expansion. Despite the easy
monetary policy, the incremental increase in economic activity helped foster positive expectations and led to a +40bps increase in the German ten-year bund, from -0.597bps at the beginning of the quarter to -0.19bps at the quarter’s end. In APAC, Japan
(+7.6%), Hong Kong (+6.7%), and Australia (+4.3%) recorded
positive gains but underperformed the MSCI EAFE benchmark.
Ongoing tensions in Hong Kong and unimpressive growth out
of China weighed on the region.
In the first quarter of 2020, developed markets (DM) as
represented by the MSCI EAFE Index, declined -22.83% in the
first quarter of 2020, from a U.S. dollar perspective. All eleven
*GICS 1 sectors tumbled in the quarter. Healthcare (-8.6%)
outperformed in the asset class while traditional defensive
sectors such as consumer staples (-13.1%) and utilities
(-13.4%) also fared better. Energy was the worst performing
sector, losing -36% in the past three months. In APAC, Japan outperformed relatively (-16.75%) while the country is likely to see a technical recession after a contraction in its Q4 2019
Gross Domestic Product (“GDP”) growth due to a sales tax
hike and as COVID-19 hit Japan’s tourism and trade in the
first quarter. Both Singapore (-28.2%) and Australia (-33.2%)
suffered from record drawdowns on coronavirus fears. On
continental Europe, Italy (-29.2%) and Spain (-29.7%) were
among the worst performers as the COVID-19 outbreak in Italy intensified in late February and virus-related measures started to disrupt economic activities in the broader region with both
France (-27.5%) and Germany (-26.9%) dragging the index
down. The globally integrated European economy is particularly vulnerable to global supply chain disruptions, posing downside risks to growth. Macro data across the region already showed a significant negative impact, as export orders sharply declined and the Eurozone March final manufacturing PMI came in at
44.5 vs. 44.6 estimated, lowest since July 2012. In the U.K., business sentiment improved in the first two months, before
the spread of COVID-19 started to rattle its economy, pushing equities down -29% YTD.
In the second quarter of 2020, developed markets (DM), as
represented by the MSCI EAFE Index, advanced +14.88% (in
U.S. dollar terms) in the second quarter of 2020, amid strong fiscal and monetary stimulus, combined with the reopening of economies. The European Central Bank (“ECB”) continued
its quantitative easing with a novel and flexible Pandemic
Emergency Purchase Programme (“PEPP”) that allows the
ECB to buy government debt out of proportion to euro area
country shareholdings in the bank. Meanwhile, the targeted
long-term refinancing operation (“TLTRO”) provided a record
boost to the ECB balance. On continental Europe, Germany
(+27.2%) outperformed with stronger government support
while Italy (+16.4%), Switzerland (+11.5%) and Spain (+10.5%)
lagged. Shares in the U.K. underperformed the region, with
8.3% quarterly gains. In APAC, Australia (+28.9%) led strong gains after suffering from record drawdowns on coronavirus
fears in the previous quarter. Hong Kong (+9.2%) and
Singapore (+9.8%) underperformed in the region. From a sector perspective, all GICS 1 sectors rallied in the second quarter.
Information technology (+23.4%) and materials (+24.1%)
outperformed in the asset class while traditional defensive
sectors such as consumer staples (+9.7%) and real estate
(9.0%) fell behind in the rally. Energy was the worst performing sector, adding back only 0.2% gains after losing -36% in the first quarter.
In the third quarter of 2020, non-US developed markets
(“DM”), as represented by the MSCI EAFE Index, continued
their recovery over third quarter but at a slower pace than
second quarter, finishing the quarter up +4.80%. The ease of restrictions and supportive fiscal and monetary policies over the quarter helped the market recovery over the quarter despite the market drop toward the end of the quarter as concerns
about a third wave in the developed countries started to arise.
The ECB kept its quantitative easing policies unchanged
even with rising concerns around inflation and debt level
in the Eurozone. The low inflation rate, Euro appreciation,
and slower recovery sign shown in economic data started to
surface toward the second half of the quarter and pushed the
ECB to consider adjusting its policies in Q4 to tackle the low

Nationwide International Index Fund - October 31, 2020 - Fund Commentary - 9
inflation rate. From a sector perspective, within MSCI EAFE
Index, materials (+10.9%), industrials (+10.4%), and consumer discretionary (+9.7%) were among the best performers over
the quarter while financials (-1.2%) and energy (-13.2%) ended the quarter in negative territory over the quarter. In addition to a rising number of COVID-19 cases in developed countries,
the allegations of large banks moving large sums of suspicious funds weighed down on the financial sector performance over
the quarter. From a country perspective, within the MSCI EAFE
Index, Denmark (+15.40%), Ireland (+14.65%) and Sweden
(+14.61%) were among the best performers. On the other hand,
Austria (-4.74%) and Spain (-3.85%) were the worst performers among the MSCI EAFE’s countries over the quarter. Spain
recorded a high number of new COVID-19 cases later in the
quarter, which weighed down on the domestic market.
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Rachel Aguirre; Jennifer Hsui, CFA; Alan Mason; Greg Savage,
CFA; and Amy Whitelaw
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more limited resources.
The Fund also is subject to the risks of investing in foreign securities (currency fluctuations, political risks, differences in accounting and limited availability of information, all of which are magnified in emerging markets). Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund is indexed to an MSCI index. The Fund is not
sponsored, endorsed, or promoted by MSCI, and MSCI bears
no liability with respect to any such funds or securities or any index on which such funds or securities are based.
*The Global Industry Classification Standard is an industry
taxonomy developed in 1999 by MSCI and Standard & Poor's
for use by the global financial community. The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and
158 sub-industries into which S&P has categorized all major
public companies.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

10 - Fund Commentary - October 31, 2020 - Nationwide International Index Fund
Asset Allocation
1
Common Stocks 98.1%
Repurchase Agreement 0.6%
Short-Term Investment 0.1%
Rights
†
0.0%
Futures Contracts (0.1)%
Other assets in excess of liabilities 1.3%
100.0%
Top Industries
2
Pharmaceuticals 8.7%
Banks 7.3%
Insurance 4.8%
Food Products 4.0%
Chemicals 3.8%
Machinery 3.1%
Automobiles 2.9%
Metals & Mining 2.8%
Textiles, Apparel & Luxury Goods 2.8%
Capital Markets 2.8%
Other Industries
#
57.0%
100.0%
Top Holdings
2
Nestle SA (Registered) 2.5%
Roche Holding AG 1.7%
Novartis AG (Registered) 1.3%
ASML Holding NV 1.2%
Toyota Motor Corp. 1.0%
AstraZeneca plc 1.0%
LVMH Moet Hennessy Louis Vuitton SE 1.0%
AIA Group Ltd. 0.9%
SAP SE 0.8%
Novo Nordisk A/S Class B 0.8%
Other Holdings
#
87.8%
100.0%
Top Countries
2
Japan 26.3%
United Kingdom 11.8%
Switzerland 10.3%
France 10.2%
Germany 9.0%
Australia 7.7%
Netherlands 4.1%
Sweden 3.1%
Hong Kong 2.8%
Denmark 2.6%
Other Countries
#
12.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide International Index Fund - October 31, 2020 - Fund Commentary - 11
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(6.93)% 2.53% 3.31% 12/29/1999
w/SC
2
(12.30)% 1.33% 2.70%
Class C w/o SC
1
(7.67)% 1.83% 2.64% 2/14/2005
w/SC
3
(8.57)% N/A N/A
Class R
4,5
(7.37)% 2.23% 3.09% 3/9/2007
Class R6
4.6
(6.51)% 2.96% 3.74% 12/29/1999
Institutional Service Class
4
(6.68)% 2.78% 3.52% 12/6/2016
MSCI EAFE
®
Index (6.86)% 2.85% 3.82%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.75%
Class C 1.42%
Class R 1.05%
Class R6 0.33%
Institutional Service Class 0.49%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

12 - Fund Commentary - October 31, 2020 - Nationwide International Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide International Index Fund versus the MSCI
EAFE
®
Index over the 10-year period ended 10/31/20. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Mid Cap Market Index Fund - October 31, 2020 - Fund Commentary - 13
For the annual period ended October 31, 2020, the Nationwide
Mid Cap Market Index Fund (Class A) returned -1.91% versus
-1.15% for its benchmark, the S&P MidCap 400
®
Index (S&P
400). For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Mid-Cap Blend (consisting of 406
funds as of October 31, 2020), was -0.94% for the same period.
Performance for the Fund’s other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
In the third quarter of 2020, U.S. mid cap stocks, as represented by the S&P 400
®
Index, increased 4.77%. U.S. stocks continued
their recovery over July and August and kept on recording all-
time highs, until early September when valuation concerns
spooked market volatility and led to a market sell off. COVID-19 continued to be center stage over Q3 but the ease of restriction, coupled with a drop in the number of new cases in the US and the Fed accommodative policies, supported the US market
recovery over the quarter despite the spikes in volatility and the market sell-off that dampened the recovery momentum.
In the second quarter of 2020, U.S. mid cap stocks, as
represented by the S&P 400
®
Index, increased 24.07%. U.S.
stocks have outperformed other regions in 2020, with a sharper recovery from the troughs of late March. This has largely been supported by the historic policy response. The U.S. has so far delivered coordinated fiscal and monetary support sufficient to offset the estimated initial shock from the pandemic and
spillovers to the full economy. Towards the end of the second quarter, government measures to contain the virus have
been gradually lifted in many states, boosting activity and
employment.
In the first quarter of 2020, U.S. mid cap stocks, as represented by the S&P 400
®
Index, decreased -29.7%. Fears of the
coronavirus outbreak and its economic toll continued to drive unprecedented levels of financial market volatility. The VIX index of near-term stock market volatility surged to its highest level since the financial crisis and the S&P 500 experienced its quickest bear market contraction on record. Economic activity has fallen to a standstill with Purchasing Managers Index
across the globe registering at their lowest levels on record and jobless claims surged. In late March, U.S. saw record
number of initial claims with 3.3 million people filed claims for unemployment benefits while consensus estimate was 1.4
million. On the policy front, global governments have unleashed large stimulus packages to combat the shock on the economy.
The U.S. passed several fiscal stimulus measures, including
a $2 trillion relief bill to send money directly to Americans.
Separately, monetary policy moved toward accommodation as
the Federal Reserve cut the policy rate to 0% and pledged to buy as much government-backed debt as needed to bolster
the markets for housing and Treasury bonds. Furthermore, it
announced it would buy corporate bonds, including the riskiest investment-grade debt, for the first time in its history.
In the fourth quarter of 2019, U.S. mid cap stocks, as represented by the S&P 400
®
Index, increased +7.06%. Risk appetite was
boosted broadly by expectations of a U.S. and China trade deal, strong economic growth, and easy monetary policy. U.S. tariffs on China were originally scheduled to increase on December
15th but were avoided thanks to persistent negotiations
between the U.S. and China. Additionally, news that U.S.
didn’t impose tariffs on E.U. auto exports helped support
sentiment. On the macroeconomic front, the U.S. services
and employment sectors remained buoyant. The ISM non-
manufacturing PMI remained well above the key 50 threshold
the entire quarter. In November, 266K jobs were added to the economy, pushing the U-3 unemployment rate back down to
3.5%. Consumer sentiment also rebounded throughout the
quarter, with the University of Michigan Consumer Sentiment
gauge rising to 99.3 in December, up from the September’s
low of 93.2. Conversely, the *ISM manufacturing Purchasing
Manager’s Index (“PMI”) continued to indicate weakness,
though the October and November readings did manage to
beat the September reading – which was the lowest point since the financial crisis. However, the December reading (which was released in January) fell to a new cycle low of 47.2. Overall, the supportive macroeconomic data and boosted risk appetite
drove selling of Treasuries in the quarter. The ten-year U.S.
Treasury bond yield increased +26bps to 1.92%. Key points
along the Treasury curve, including the closely monitored
two-month / ten-year, three-month / ten-year, and five-month
/ thirty-year spreads, widened throughout the quarter. Despite the strength in the U.S. economy, the Federal Reserve cut the benchmark federal funds rate by 25bps to 1.75% in October,
marking the third rate cut of the year.
U.S mid cap stocks, as represented by the S&P 400
®
Index,
increased approximately -1.15% the year ending October
31, 2020. From a sector perspective, top returns came from
Industrials (16.33%), Information Technology (16.07%), and
Financials (15.50%). Bottom sector returns came from Energy
(1.55%), Communication Services (1.95%), and Consumer
Staples (3.45%).
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.

14 - Fund Commentary - October 31, 2020 - Nationwide Mid Cap Market Index Fund
Subadviser:
BlackRock Investment Management, LLC.
Portfolio Managers:
Rachel Aguirre; Suzanne Henige, CFA; Jennifer Hsui, CFA;
Creighton Jue, CFA; Alan Mason; Greg Savage, CFA; and Amy
Whitelaw
©2020 BlackRock, Inc. All rights reserved. BLACKROCK is a
trademark of BlackRock, Inc., or its subsidiaries in the United
States and elsewhere. All other marks are the property of their respective owners.
Past performance is no guarantee of future results and there is no guarantee strategies will be successful. Indices are not available for direct investment.
*The ISM Manufacturing Index is a widely-anticipated indicator of recent U.S. economic activity and is released on the first business day of each month. A number above 50 indicates a
growing manufacturing sector.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition
changes, and the timing of Fund share purchases and
redemptions. The Fund is subject to the risks of investing in equity securities (including mid-sized companies). Smaller
companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are
more vulnerable than larger companies to adverse business
and economic developments and may have more limited
resources. Therefore, they generally involve greater risk.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Mid Cap Market Index Fund - October 31, 2020 - Fund Commentary - 15
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreement 0.3%
Short-Term Investment
†
0.0%
Futures Contracts
†
0.0%
Other assets in excess of liabilities 0.4%
100.0%
Top Industries
2
Equity Real Estate Investment Trusts (REITs) 8.5%
Banks 5.9%
Semiconductors & Semiconductor Equipment 5.1%
Machinery 4.8%
Insurance 4.4%
Hotels, Restaurants & Leisure 4.1%
Software 4.0%
Health Care Equipment & Supplies 3.8%
Electronic Equipment, Instruments & Components 3.7%
Health Care Providers & Services 3.1%
Other Industries
#
52.6%
100.0%
Top Holdings
2
Monolithic Power Systems, Inc. 0.8%
Generac Holdings, Inc. 0.8%
SolarEdge Technologies, Inc. 0.8%
Enphase Energy, Inc. 0.7%
Trimble, Inc. 0.7%
FactSet Research Systems, Inc. 0.7%
Cognex Corp. 0.7%
Fair Isaac Corp. 0.7%
Masimo Corp. 0.7%
Charles River Laboratories International, Inc. 0.7%
Other Holdings
#
92.7%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

16 - Fund Commentary - October 31, 2020 - Nationwide Mid Cap Market Index Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(1.91)% 6.64% 9.59% 12/29/1999
w/SC
2
(7.56)% 5.39% 8.94%
Class C w/o SC
1
(2.65)% 5.91% 8.87% 10/22/2003
w/SC
3
(3.58)% N/A N/A
Class R
4,5
(2.23)% 6.32% 9.34% 3/9/2007
Class R6
4,6
(1.52)% 7.09% 10.03% 12/29/1999
Institutional Service Class
4
(1.68)% 6.88% 9.79% 12/6/2016
S&P MidCap 400
®
Index (1.15)% 7.39% 10.36%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.69% 0.68%
Class C 1.37% 1.36%
Class R 1.01% 1.00%
Class R6 0.29% 0.28%
Institutional Service Class 0.50% 0.49%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide Mid Cap Market Index Fund - October 31, 2020 - Fund Commentary - 17
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Mid Cap Market Index Fund versus the S&P
MidCap 400
®
Index over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

18 - Fund Commentary - October 31, 2020 - Nationwide NYSE Arca Tech 100 Index Fund
For the annual period ended October 31, 2020, the Nationwide
NYSE Arca Tech 100 Index Fund Class A returned 14.23%*
versus 14.81% for its benchmark, the NYSE Arca Tech 100
Index
®
. For broader comparison, the return for the Fund’s
closest Morningstar
®
peer category, Technology (consisting of
228 funds as of October 31, 2020), was 37.38% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The following commentary was provided by Mellon
Investments Corporation which started managing the fund
on May 20, 2020:
Please note: That given this is an index fund the holdings
will be the same holdings as the index, therefore, you will
not have specific holdings that will contribute or detract from performance.
The NYSE Arca Tech 100 Index is an indexed fund that is
limited to the US technology sector.
The NYSE Arca Tech 100 Index Fund did not hold derivatives
during the period.
The fund did not experience any liquidity events that had a
material impact on performance.
There were no industry impacts for LIBOR as this is an indexed mandate designed to track the performance of the benchmark.
There were no COVID-19 impacts on fund performance as this
is an indexed mandate designed to track the performance of
the benchmark.
Subadviser:
Mellon Investments Corporation
Portfolio Managers:
Karen Wong, CFA; Richard Brown, CFA; Thomas Durante, CFA
Fund performance is based on total return whereas benchmark
performance is price return.
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities.
The Fund may invest in more-aggressive investments such
as derivatives (many of which create investment leverage
and are highly volatile) and exchange-traded funds (ETFs)
(shareholders will bear additional costs). Please refer to the prospectus for a more detailed explanation of the Fund's
principal risks.
The following commentary was provided by Ziegler which
managed the fund until May 20, 2020:
The Fund is passively managed to the NYSE Arca Tech 100
Index. The PSE’s unique, price-weighted structure detracted
from performance versus many other popular large-cap growth
indices, such as the cap-weighted Russell 1000 Growth Index
. While the PSE Index holds similar stocks, the Index weights are often well below those of the more concentrated market
cap weights as seen in the Russell 1000 Growth.
Over the time period, the Fund’s 59% allocation to the Information
Tech sector (up 8.69%) contributed 5.2% to performance. The
Fund’s 19.8% weight in the Semiconductor industry returned
12.59% and added 2.59% to the Fund’s performance, of which
Nvidia, the Fund’s overall top performer, with a 2.3% weight contributed 1.5%. Over the time period, Nvidia rose 78.0%, as the Firm increased its competitive advantage over chipmaker
peers. Digital content software creator Adobe Inc. rose 38.0%
over the time period, with a 3.0% position contributing 0.96%.
The Fund’s second largest sector weight was its 19.6%
allocation to the Health Care sector (up 10.5%) with a
performance contribution of 2.13%. Genomic sequencing and
analysis provider Illumina Inc. rose 21.1% over the time period, with a 2.74% position contributing 0.68%.
Regarding detractors from performance over the time period,
an 11.4% allocation to the Industrial sector (down 26.8%)
detracted 3.7% from performance and produced the three
largest detractors to the Fund’s performance. A 2.4% holding in Boeing was the Fund’s worst performing stock, falling
60.3% and detracting 2.0% from the Fund’s total return, as
continued problems with the 737 Max program and pandemic
delivery delays rippled through the industry. A 1.4% position in Raytheon (down 44.7%) detracted 0.95%, and a 1.46%
position in Honeywell (down 19.8%), detracted 0.57%.
Other notable sector contributors included a 3.45% allocation to two stocks in the Consumer Discretionary sector that returned
17.4% and added 0.56% to the Fund’s return. Conversely,
a 0.57% allocation to three Energy stocks (down 40.9%)
detracted 0.28%. The Fund’s sole Materials sector holding in
Dupont deNemours fell 25.0%, detracting 0.14%.
The Fund does not invest in derivatives other than a small
allocation to the Invesco QQQ Trust, an exchange traded fund, which is used to manage cash flows. This allocation had a small but not material positive impact on the Fund’s performance.
Subadviser:
Ziegler Capital Management, LLC
Portfolio Managers:
Christian J. Greiner, CFA and Donald J. Nesbitt, CFA
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes,

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2020 - Fund Commentary - 19
and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities.
The Fund may invest in more-aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile) and exchange-traded funds (ETFs) (shareholders will bear additional costs). Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
“Archipelago
®
”, “ARCA
®
”, “ARCAEX
®
”, “NYSE
®
”, “NYSE
ARCASM” and “NYSE Arca Tech 100SM” are trademarks of
Archipelago Holdings, Inc. and NYSE Group, Inc. and have
been licensed for use by Nationwide Fund Advisors, on behalf of the Nationwide Ziegler NYSE Arca Tech 100 Index Fund
(the “Fund”). The Fund is not sponsored, endorsed, sold or
promoted by Archipelago Holdings, Inc. or by NYSE Group,
Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc.
makes any representation or warranty regarding the advisability of investing in securities generally, or the Fund in particular, to track general stock market performance.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

20 - Fund Commentary - October 31, 2020 - Nationwide NYSE Arca Tech 100 Index Fund
Asset Allocation
1
Common Stocks 99.3%
Repurchase Agreement 3.9%
Short-Term Investments 0.4%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (3.6)%
100.0%
Top Industries
2
Semiconductors & Semiconductor Equipment 23.2%
Software 17.9%
IT Services 9.4%
Life Sciences Tools & Services 7.0%
Aerospace & Defense 6.8%
Communications Equipment 5.2%
Biotechnology 4.4%
Health Care Equipment & Supplies 3.6%
Internet & Direct Marketing Retail 2.9%
Interactive Media & Services 2.8%
Other Industries
#
16.8%
100.0%
Top Holdings
2
NVIDIA Corp. 4.1%
Thermo Fisher Scientific, Inc. 3.8%
Adobe, Inc. 3.6%
ASML Holding NV (Registered), NYRS 2.9%
Lockheed Martin Corp. 2.8%
Broadcom, Inc. 2.8%
Lam Research Corp. 2.8%
Intuit, Inc. 2.5%
Alibaba Group Holding Ltd., ADR 2.5%
Illumina, Inc. 2.4%
Other Holdings
#
69.8%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2020 - Fund Commentary - 21
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
14.23% 15.86% 14.96% 6/10/1996
w/SC
3
7.66% 14.50% 14.31%
Class C
1
w/o SC
2
13.42% 15.02% 14.17% 5/8/2000
w/SC
4
12.42% N/A N/A
Class R6
5,6
14.63% 16.27% 15.34% 9/18/2013
Institutional Service
Class
1,6,7
14.49% 16.13% 15.24% 6/8/2009
NYSE Arca Tech 100
Index
®
14.81% 16.79% 16.07%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.66%
Class C 1.41%
Class R6 0.32%
Institutional Service Class 0.43%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020 (as revised March 12, 2020). Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
6
Not subject to any SCs.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

22 - Fund Commentary - October 31, 2020 - Nationwide NYSE Arca Tech 100 Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide NYSE Arca Tech 100 Index Fund versus the
NYSE Arca Tech 100 Index
®
over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark NYSE Arca Tech 100 Index Fund. Unlike the Fund, the
performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide S&P 500 Index Fund - October 31, 2020 - Fund Commentary - 23
For the annual period ended October 31, 2020, the Nationwide
S&P 500 Index Fund (Class A) returned 9.01% versus 9.71%
for its benchmark, the S&P 500
®
Index (S&P 500). For broader
comparison, the return for the Fund’s closest Morningstar
®
peer
category, Large Blend (consisting of 1370 funds as of October
31, 2020), was 5.87% for the same period. Performance for
the Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
In the third quarter of 2020, U.S. equities, as represented
by the S&P 500 Index, finished with a positive performance
of +8.93%. U.S. stocks continued their recovery over July
and August and kept on recording all-time highs, until early
September when valuation concerns spooked market volatility
and led to a market sell-off. COVID-19 continued to be center stage over the third quarter but the easing of restrictions, coupled with a drop in the number of new cases in the U.S. and the Federal Reserve accommodative policies, supported U.S.
market recovery over the quarter despite spikes in volatility and the market sell-off that dampened recovery momentum.
In the second quarter of 2020, U.S. equities, as represented by the S&P 500 Index, registered a strong recovery of 20.5%, the largest quarterly gain since 1998. U.S. stocks outperformed other regions in 2020, with a sharper recovery from the troughs of late March. This has largely been supported by a historic policy response. The U.S. has delivered a coordinated fiscal and monetary support sufficient to offset the estimated initial shock from the pandemic and spillovers to the full economy.
Toward the end of the second quarter, government measures to contain the virus were gradually lifted in many states, boosting activity and employment.
In the first quarter of 2020, U.S. equities, as represented by the S&P 500 Index, experienced the largest quarterly loss
in 12 years, losing -19.6%. All *GICS 1 sectors declined but with wide variation in the quarter. Technology and healthcare outperformed with losses in the low teens, as rising demand for medical resources and consumer behavioral change caused by
“work from home” could benefit those exposures. In contrast, the energy sector lost more than half its value over the last three months as crude oil prices fell by -66.8% YTD, hitting decade lows. Continued fears of the coronavirus outbreak and its economic toll drive unprecedented levels of financial market volatility. The VIX index surged to its highest level since the financial crisis and the S&P 500 experienced its quickest bear market contraction on record. Economic activity has fallen to a standstill with Purchasing Managers Index (“PMI”) across the globe registering at their lowest levels on record and jobless claims surged. In late March, The U.S. saw record number
of initial unemployment claims with 3.3 million people filing for benefits while consensus estimate was 1.4 million. On a
policy front, global governments have unleashed large stimulus packages to combat the shock on the economy. The U.S.
passed several fiscal stimulus measures, including a $2 trillion relief bill to send money directly to Americans. Separately, monetary policy moved toward accommodation as the Federal
Reserve (“Fed”) cut the policy rate to 0% and pledged to
buy as much government-backed debt as needed to bolster
the markets for housing and Treasury bonds. Furthermore, it
announced it would buy corporate bonds, including the riskiest investment-grade debt, for the first time in its history.
In the fourth quarter of 2019, U.S. equities, as represented by the S&P 500 Index, rallied +9.07% in the S&P 500’s 2019
total return to +31.5%. Risk appetite was boosted broadly by expectations of a U.S. and China trade deal, strong economic growth, and easy monetary policy. U.S. tariffs on China were originally scheduled to increase on December 15th but were
avoided thanks to persistent negotiations between the U.S.
and China. Additionally, news that The U.S. didn’t impose
tariffs on E.U. auto exports helped support sentiment. On
the macroeconomic front, the U.S. services and employment
sectors remained buoyant. The Institute for Supply Management
(“ISM”) non-manufacturing Purchasing Manager’s Index (“PMI”)
remained well above the key 50 threshold the entire quarter. In
November, 266,000 jobs were added to the economy, pushing
the **U-3 unemployment rate back down to 3.5%. Consumer
sentiment also rebounded throughout the quarter, with the
University of Michigan Consumer Sentiment gauge rising
to 99.3 in December, up from the September’s low of 93.2.
Conversely, the ISM manufacturing PMI continued to indicate
weakness, though the October and November readings did
manage to beat the September reading – which was the lowest
point since the financial crisis. However, the December reading
(which was released in January) fell to a new cycle low of
47.2.Overall, the supportive macroeconomic data and boosted
risk appetite drove selling of Treasuries in the quarter. The ten-
year U.S. Treasury bond yield increased +26bps to 1.92%. Key points along the Treasury curve, including the closely monitored two-month / ten-year, three-month / ten-year, and five-month /
thirty-year spreads, widened throughout the quarter. Despite the strength in the U.S. economy, the Federal Reserve cut the benchmark federal funds rate by 25bps to 1.75% in October,
marking the third rate cut of the year.
U.S stocks, as represented by the S&P 500
®
Index, increased
approximately 9.71% for the year ending October 31, 2020.
From a sector perspective, top returns came from Information
Technology (25.68%), Health Care (14.44%), and Financials
(11.04%). Bottom sector returns came from Materials (2.57%),
Real Estate (2.87%), and Energy (3.14%).
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
There were no liquidity events that had any material impact on performance.

24 - Fund Commentary - October 31, 2020 - Nationwide S&P 500 Index Fund
There were no LIBOR impacts to the fund.
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Rachel Aguirre; Suzanne Henige, CFA; Jennifer Hsui, CFA;
Creighton Jue, CFA; Alan Mason; Greg Savage, CFA; and Amy
Whitelaw
*The Global Industry Classification Standard (GICS) is an
industry taxonomy developed in 1999 by MSCI and Standard
& Poor's for use by the global financial community. The
GICS structure consists of 11 sectors, 24 industry groups,
69 industries and 158 sub-industries into which S&P has
categorized all major public companies.
**U-3= total unemployed, as a percent of the civilian labor force
(this is the definition used for the official unemployment rate)
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide S&P 500 Index Fund - October 31, 2020 - Fund Commentary - 25
Asset Allocation
1
Common Stocks 99.1%
Repurchase Agreement 0.1%
Short-Term Investment
†
0.0%
Futures Contracts (0.1%)
Other assets in excess of liabilities 0.9%
100.0%
Top Industries
2
Software 9.1%
Technology Hardware, Storage & Peripherals 6.7%
Interactive Media & Services 6.0%
IT Services 5.3%
Internet & Direct Marketing Retail 5.2%
Semiconductors & Semiconductor Equipment 5.0%
Pharmaceuticals 4.0%
Health Care Equipment & Supplies 4.0%
Banks 3.5%
Health Care Providers & Services 2.7%
Other Industries
#
48.5%
100.0%
Top Holdings
2
Apple, Inc. 6.4%
Microsoft Corp. 5.6%
Amazon.com, Inc. 4.8%
Facebook, Inc., Class A 2.3%
Alphabet, Inc., Class A 1.8%
Alphabet, Inc., Class C 1.8%
Berkshire Hathaway, Inc., Class B 1.5%
Johnson & Johnson 1.3%
Procter & Gamble Co. (The) 1.3%
NVIDIA Corp. 1.1%
Other Holdings
#
72.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

26 - Fund Commentary - October 31, 2020 - Nationwide S&P 500 Index Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
9.01% 11.03% 12.35% 12/30/1999
w/SC
2
2.76% 9.72% 11.69%
Class C w/o SC
1
8.36% 10.32% 11.65% 10/22/2003
w/SC
3
7.36% N/A N/A
Class R
4,5
8.72% 10.79% 12.04% 1/30/2007
Class R6
4,6
9.53% 11.52% 12.82% 12/30/1999
Institutional Service Class
4
9.28% 11.24% 12.54% 11/2/1998
Service Class
4
9.11% 11.08% 12.38% 11/2/1998
S&P 500
®
Index 9.71% 11.71% 13.01%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.64%
Class C 1.27%
Class R 0.92%
Class R6 0.20%
Institutional Service Class 0.45%
Service Class 0.60%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Nationwide S&P 500 Index Fund - October 31, 2020 - Fund Commentary - 27
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide S&P 500 Index Fund versus the S&P 500
®
Index over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

28 - Fund Commentary - October 31, 2020 - Nationwide Small Cap Index Fund
For the annual period ended October 31, 2020, the Nationwide
Small Cap Index Fund (Class A) returned -0.36% versus
-0.14% for its benchmark, the Russell 2000
®
Index (Russell
2000). For broader comparison, the return for the Fund’s
closest Morningstar
®
peer category, Small Blend (consisting of
658 investments as of October 31, 2020), was -6.46% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
In the third quarter of 2020, U.S. small cap stocks, as
represented by the Russell 2000 Index
®
, increased 4.93% in
the third quarter of 2020. U.S. stocks continued their recovery over July and August and kept on recording all-time highs, until early September when valuation concerns spooked market
volatility and led to a market sell off. COVID-19 continued to be center stage over Q3 but the ease of restriction, coupled with a drop in the number of new cases in the US and the Fed accommodative policies, supported the US market recovery
over the quarter despite the spikes in volatility and the market sell-off that dampened the recovery momentum.
In the second quarter of 2020, U.S. small cap stocks, as
represented by the Russell 2000 Index
®
, increased 25.42% in
the second quarter of 2020. U.S. stocks have outperformed
other regions in 2020, with a sharper recovery from the troughs of late March. This has largely been supported by the historic policy response. The U.S. has so far delivered coordinated
fiscal and monetary support sufficient to offset the estimated initial shock from the pandemic and spillovers to the full
economy. Towards the end of the second quarter, government
measures to contain the virus were gradually lifted in many
states, boosting activity and employment.
In the first quarter of 2020, U.S. small cap stocks, as represented by the Russell 2000 Index
®
, decreased -30.61% in the first
quarter of 2020. Fears of the coronavirus outbreak and its
economic toll continued to drive unprecedented levels of financial market volatility. The VIX index volatility surged to its highest level since the financial crisis and the S&P 500 experienced its quickest bear market contraction on record. Economic
activity has fallen to a standstill with Purchasing Managers
Index (“PMI”) across the globe registering at their lowest levels on record and jobless claims surged. In late March, The U.S.
saw a record number of initial unemployment claims with 3.3
million people filing for benefits while consensus estimate was
1.4 million. On the policy front, global governments unveiled large stimulus packages to combat the shock to the economy.
The U.S. passed several fiscal stimulus measures, including
a $2 trillion relief bill to send money directly to Americans.
Separately, monetary policy moved toward accommodation as
the Federal Reserve cut the policy rate to 0% and pledged to buy as much government-backed debt as needed to bolster
the markets for housing and Treasury bonds. Furthermore, it
announced it would buy corporate bonds, including the riskiest investment-grade debt, for the first time in its history.
In the fourth quarter of 2019, U.S. small cap stocks, as
represented by the Russell 2000 Index
®
, increased +9.94% in
the fourth quarter of 2019. Risk appetite was boosted broadly by expectations of a U.S. and China trade deal, strong economic growth, and easy monetary policy. U.S. tariffs on China were originally scheduled to increase on December 15th but were
avoided thanks to persistent negotiations between the U.S. and
China. Additionally, news that U.S. didn’t impose tariffs on E.U.
auto exports helped support sentiment. On the macroeconomic
front, the U.S. services and employment sectors remained
buoyant. The Institute for Supply Management (“ISM”) non-
manufacturing Purchasing Manager’s Index (“PMI”) remained
well above the key 50 threshold the entire quarter. In November,
266,000 jobs were added to the economy, pushing the *U-3
unemployment rate back down to 3.5%. Consumer sentiment
also rebounded throughout the quarter, with the University
of Michigan Consumer Sentiment gauge rising to 99.3 in
December, up from the September’s low of 93.2. Conversely,
the ISM manufacturing PMI continued to indicate weakness,
though the October and November readings come out ahead
of the September reading – which was the lowest point since
the financial crisis. However, the December reading (which was released in January) fell to a new cycle low of 47.2. Overall, the supportive macroeconomic data and boosted risk appetite
drove selling of Treasuries in the quarter. The ten-year U.S.
Treasury bond yield increased +26bps to 1.92%. Key points
along the Treasury curve, including the closely monitored
two-month / ten-year, three-month / ten-year, and five-month
/ thirty-year spreads, widened throughout the quarter. Despite the strength in the U.S. economy, the Federal Reserve cut the benchmark federal funds rate by 25bps to 1.75% in October,
marking the third rate cut of the year.
U.S small cap stocks, as represented by the Russell 2000
Index
®
, increased approximately -0.17% for the year ending
October 31, 2020. From a sector perspective, top returns came from Health Care (19.82%), Financials (16.41%), and Industrials
(15.47%). Bottom sector returns came from Communication
Services (2.35%), Energy (2.35%), band Consumer Staples
(3.19%).
Exchange traded futures are employed to equitize dividend
accruals as well as to manage day-to-day cash flows generated from clients’ trades, dividends, interest received and other activity associated with securities in the portfolio. Specifically, futures contracts are purchased to provide immediate market
exposure proportionate to cash accruals and investable cash
within the portfolio. While we seek to remain fully invested, a small amount of spendable cash is retained to minimize trading and transactions costs. Skillful cash management and cash
equitization are critical to minimizing the potential impact of cash drag and ensure tight tracking to the benchmark.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.

Nationwide Small Cap Index Fund - October 31, 2020 - Fund Commentary - 29
Subadviser:
BlackRock Investment Management, LLC
Portfolio Managers:
Rachel Aguirre; Suzanne Henige, CFA; Jennifer Hsui, CFA;
Creighton Jue, CFA; Alan Mason; Greg Savage, CFA; and Amy
Whitelaw
*U-3= total unemployed, as a percent of the civilian labor force
(this is the definition used for the official unemployment rate)
The Fund seeks to match the performance of an index.
Correlation between Fund performance and index performance
may be affected by Fund expenses, index composition changes, and the timing of Fund share purchases and redemptions. The
Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund may concentrate on specific sectors, subjecting it to greater volatility than that of other mutual funds. The Fund may hold stocks for longer-than-average periods, subjecting it to short-term volatility. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

30 - Fund Commentary - October 31, 2020 - Nationwide Small Cap Index Fund
Asset Allocation
1
Common Stocks 99.8%
Repurchase Agreement 4.3%
Short-Term Investment 0.4%
Rights
†
0.0%
Futures Contracts
†
0.0%
Liabilities in excess of other assets (4.5)%
100.0%
Top Industries
2
Biotechnology 10.3%
Banks 7.6%
Equity Real Estate Investment Trusts (REITs) 5.3%
Software 5.1%
Machinery 3.6%
Health Care Equipment & Supplies 3.5%
Hotels, Restaurants & Leisure 3.2%
Specialty Retail 2.7%
Semiconductors & Semiconductor Equipment 2.7%
Health Care Providers & Services 2.6%
Other Industries
#
53.4%
100.0%
Top Holdings
2
MyoKardia, Inc. 0.6%
Mirati Therapeutics, Inc. 0.4%
Penn National Gaming, Inc. 0.4%
Fidelity Investments Money Market Government
Portfolio — Institutional Class 0.4%
Sunrun, Inc. 0.4%
Caesars Entertainment, Inc. 0.4%
Deckers Outdoor Corp. 0.4%
Darling Ingredients, Inc. 0.3%
LHC Group, Inc. 0.3%
Lithia Motors, Inc., Class A 0.3%
Other Holdings
#
96.1%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Small Cap Index Fund - October 31, 2020 - Fund Commentary - 31
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(0.36)% 6.79% 9.16% 12/29/1999
w/SC
2
(6.13)% 5.53% 8.52%
Class C w/o SC
1
(1.05)% 6.06% 8.44% 10/22/2003
w/SC
3
(1.97)% N/A N/A
Class R
4,5
(0.79)% 6.51% 8.95% 3/9/2007
Class R6
4,6
0.04% 7.23% 9.60% 12/29/1999
Institutional Service Class
4
(0.22)% 6.99% 9.34% 12/6/2016
Russell 2000
®
Index (0.14)% 7.27% 9.64%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.75% 0.70%
Class C 1.42% 1.37%
Class R 1.06% 1.01%
Class R6 0.33% 0.28%
Institutional Service Class 0.58% 0.53%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

32 - Fund Commentary - October 31, 2020 - Nationwide Small Cap Index Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Index Fund versus the Russell
2000
®
Index over the 10-year period ended 10/31/20. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Index Funds - October 31, 2020 - Shareholder Expense Example - 33
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2020)
and continued to hold your shares at the end of the reporting period (October 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2020 through October 31, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2020 through October 31, 2020. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in
the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your
ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these
transaction costs were included, your costs would have been
higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
Du ring Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Bond Index Fund
Class A Shares
Actual
(a)
1,000.00 1,008.70 3.28 0.65
Hypothetical
(a)(b)
1,000.00 1,021.87 3.30 0.65
Class C Shares
Actual
(a)
1,000.00 1,005.20 6.70 1.33
Hypothetical
(a)(b)
1,000.00 1,018.45 6.75 1.33
Class R6 Shares
Actual
(a)
1,000.00 1,010.80 1.21 0.24
Hypothetical
(a)(b)
1,000.00 1,023.93 1.22 0.24
Institutional Service Class Shares
Actual
(a)
1,000.00 1,008.70 2.47 0.49
Hypothetical
(a)(b)
1,000.00 1,022.67 2.49 0.49

34 - Shareholder Expense Example - October 31, 2020 - Index Funds
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide International Index Fund
Class A Shares
Actual
(a)
1,000.00 1,090.60 3.99 0.76
Hypothetical
(a)(b)
1,000.00 1,021.32 3.86 0.76
Class C Shares
Actual
(a)
1,000.00 1,087.10 7.55 1.44
Hypothetical
(a)(b)
1,000.00 1,017.90 7.30 1.44
Class R Shares
Actual
(a)
1,000.00 1,088.20 5.56 1.06
Hypothetical
(a)(b)
1,000.00 1,019.81 5.38 1.06
Class R6 Shares
Actual
(a)
1,000.00 1,093.20 1.79 0.34
Hypothetical
(a)(b)
1,000.00 1,023.43 1.73 0.34
Institutional Service Class Shares
Actual
(a)
1,000.00 1,092.10 2.63 0.50
Hypothetical
(a)(b)
1,000.00 1,022.62 2.54 0.50
Nationwide Mid Cap Market Index Fund
Class A Shares
Actual
(a)
1,000.00 1,159.60 3.69 0.68
Hypothetical
(a)(b)
1,000.00 1,021.72 3.46 0.68
Class C Shares
Actual
(a)
1,000.00 1,155.30 7.42 1.37
Hypothetical
(a)(b)
1,000.00 1,018.25 6.95 1.37
Class R Shares
Actual
(a)
1,000.00 1,157.40 5.31 0.98
Hypothetical
(a)(b)
1,000.00 1,020.21 4.98 0.98
Class R6 Shares
Actual
(a)
1,000.00 1,162.40 1.41 0.26
Hypothetical
(a)(b)
1,000.00 1,023.83 1.32 0.26
Institutional Service Class Shares
Actual
(a)
1,000.00 1,160.80 2.23 0.41
Hypothetical
(a)(b)
1,000.00 1,023.08 2.08 0.41
Nationwide NYSE Arca Tech 100 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,144.40 3.67 0.68
Hypothetical
(a)(b)
1,000.00 1,021.72 3.46 0.68
Class C Shares
Actual
(a)
1,000.00 1,140.40 7.42 1.38
Hypothetical
(a)(b)
1,000.00 1,018.20 7.00 1.38
Class R6 Shares
Actual
(a)
1,000.00 1,146.30 1.78 0.33
Hypothetical
(a)(b)
1,000.00 1,023.48 1.68 0.33
Institutional Service Class Shares
Actual
(a)
1,000.00 1,145.60 2.48 0.46
Hypothetical
(a)(b)
1,000.00 1,022.82 2.34 0.46

Index Funds - October 31, 2020 - Shareholder Expense Example - 35
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide S&P 500 Index Fund
Class A Shares
Actual
(a)
1,000.00 1,129.80 3.37 0.63
Hypothetical
(a)(b)
1,000.00 1,021.97 3.20 0.63
Class C Shares
Actual
(a)
1,000.00 1,125.70 6.79 1.27
Hypothetical
(a)(b)
1,000.00 1,018.75 6.44 1.27
Class R Shares
Actual
(a)
1,000.00 1,127.90 5.03 0.94
Hypothetical
(a)(b)
1,000.00 1,020.41 4.77 0.94
Class R6 Shares
Actual
(a)
1,000.00 1,132.10 1.07 0.20
Hypothetical
(a)(b)
1,000.00 1,024.13 1.02 0.20
Institutional Service Class Shares
Actual
(a)
1,000.00 1,131.20 2.41 0.45
Hypothetical
(a)(b)
1,000.00 1,022.87 2.29 0.45
Service Class Shares
Actual
(a)
1,000.00 1,129.90 3.21 0.60
Hypothetical
(a)(b)
1,000.00 1,022.12 3.05 0.60
Nationwide Small Cap Index Fund
Class A Shares
Actual
(a)
1,000.00 1,181.00 3.84 0.70
Hypothetical
(a)(b)
1,000.00 1,021.62 3.56 0.70
Class C Shares
Actual
(a)
1,000.00 1,176.40 7.82 1.43
Hypothetical
(a)(b)
1,000.00 1,017.95 7.25 1.43
Class R Shares
Actual
(a)
1,000.00 1,177.60 5.53 1.01
Hypothetical
(a)(b)
1,000.00 1,020.06 5.13 1.01
Class R6 Shares
Actual
(a)
1,000.00 1,182.60 1.54 0.28
Hypothetical
(a)(b)
1,000.00 1,023.73 1.42 0.28
Institutional Service Class Shares
Actual
(a)
1,000.00 1,181.50 2.91 0.53
Hypothetical
(a)(b)
1,000.00 1,022.47 2.69 0.53
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2020 through
October 31, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

36 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Asset-Backed Securities 0.2%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2013-1, Class
A, 4.30%, 8/15/2025 175,701 169,824
Automobiles 0.1%
Nissan Auto Lease Trust,
Series 2020-A, Class A4,
1.88%, 4/15/2025 370,000 378,141
World Omni Select Auto Trust,
Series 2020-A, Class A3,
0.55%, 7/15/2025 760,000 761,055
1,139,196
Credit Card 0.1%
Chase Issuance Trust, Series
2012-A7, Class A7, 2.16%,
9/15/2024 625,000 647,582
Total Asset-Backed Securities
(cost $1,918,101)
1,956,602
Commercial Mortgage-Backed Securities 2.4%
BBCMS Mortgage Trust
Series 2017-C1, Class A4,
3.67%, 2/15/2050 450,000 507,930
Series 2020-C7, Class A5,
2.04%, 4/15/2053 670,000 687,783
CFCRE Commercial Mortgage
Trust , Series 2017-C8,
Class A4, 3.57%, 6/15/2050 850,000 940,368
Citigroup Commercial
Mortgage Trust
Series 2013-GC17, Class
A4, 4.13%, 11/10/2046 650,000 705,423
Series 2014-GC25, Class
A4, 3.64%, 10/10/2047 500,000 542,206
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 980,000 1,078,736
COMM Mortgage Trust
Series 2013-CR12, Class
A4, 4.05%, 10/10/2046 300,000 324,456
Series 2014-CR16, Class
A4, 4.05%, 4/10/2047 750,000 819,356
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K020, Class A2,
2.37%, 5/25/2022 600,000 615,638
Series K026, Class A2,
2.51%, 11/25/2022 200,000 207,083
Series K031, Class A2,
3.30%, 4/25/2023(a) 100,000 106,754
Series K033, Class A2,
3.06%, 7/25/2023(a) 100,000 106,153
Series K038, Class A1,
2.60%, 10/25/2023 58,698 59,998
Series K037, Class A2,
3.49%, 1/25/2024 200,000 216,776
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K066, Class A2,
3.12%, 6/25/2027 750,000 846,447
Series K739, Class A2,
1.34%, 9/25/2027 1,620,000 1,668,524
Series K115, Class A2,
1.38%, 6/25/2030 960,000 972,035
Series K-1510, Class A3,
3.79%, 1/25/2034 1,200,000 1,468,103
FNMA ACES REMICS
Series 2014-M6, Class A2,
2.68%, 5/25/2021(a) 40,793 41,017
Series 2014-M2, Class
ASV2, 2.78%, 6/25/2021(a) 30,164 30,286
Series 2020-M5, Class A2,
2.21%, 1/25/2030 1,200,000 1,275,111
GS Mortgage Securities Trust ,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 750,000 813,057
JP Morgan Chase Commercial
Mortgage Securities Trust ,
Series 2011-C5, Class A3,
4.17%, 8/15/2046 92,601 94,129
JPMCC Commercial Mortgage
Securities Trust , Series
2017-JP7, Class A5, 3.45%,
9/15/2050 750,000 837,109
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2013-C7, Class A4,
2.92%, 2/15/2046 1,300,000 1,348,675
Series 2013-C10, Class
ASB, 3.91%, 7/15/2046(a) 682,148 705,167
Series 2013-C10, Class A5,
4.08%, 7/15/2046(a) 250,000 268,914
Series 2014-C17, Class A5,
3.74%, 8/15/2047 1,500,000 1,626,006
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class
A4, 3.59%, 3/15/2049 900,000 988,860
Series 2017-H1, Class A5,
3.53%, 6/15/2050 750,000 833,476
Series 2019-H6, Class A4,
3.42%, 6/15/2052 150,000 166,942
Wells Fargo Commercial
Mortgage Trust
Series 2015-SG1, Class A4,
3.79%, 9/15/2048 1,694,192 1,850,751
Series 2020-C56, Class A5,
2.45%, 6/15/2053 210,000 222,560
WFRBS Commercial
Mortgage Trust
Series 2013-C11, Class A4,
3.04%, 3/15/2045 500,000 519,049

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 37
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
WFRBS Commercial
Mortgage Trust
Series 2012-C7, Class A2,
3.43%, 6/15/2045 300,000 306,242
Total Commercial Mortgage-Backed
Securities
(cost $22,908,858) 23,801,120
Corporate Bonds 27.7%
Aerospace & Defense 0.6%
Boeing Co. (The) ,
4.51%, 5/1/2023 200,000 211,857
4.88%, 5/1/2025 300,000 326,856
3.10%, 5/1/2026 200,000 202,576
3.20%, 3/1/2029 150,000 146,589
5.15%, 5/1/2030 500,000 553,207
5.71%, 5/1/2040 200,000 230,024
3.75%, 2/1/2050 250,000 222,093
5.81%, 5/1/2050 200,000 235,214
General Dynamics Corp. ,
4.25%, 4/1/2040 200,000 253,209
L3Harris Technologies, Inc. ,
3.83%, 4/27/2025 250,000 278,057
4.85%, 4/27/2035 55,000 70,848
Lockheed Martin Corp. ,
3.55%, 1/15/2026 150,000 169,566
1.85%, 6/15/2030 200,000 207,640
3.60%, 3/1/2035 55,000 65,331
4.07%, 12/15/2042 91,000 112,770
4.09%, 9/15/2052 100,000 127,667
Northrop Grumman Corp. ,
2.93%, 1/15/2025 200,000 216,519
4.75%, 6/1/2043 250,000 321,770
Raytheon Technologies Corp. ,
3.95%, 8/16/2025 200,000 228,202
3.50%, 3/15/2027(b) 50,000 55,738
4.13%, 11/16/2028 300,000 351,435
6.13%, 7/15/2038 150,000 214,794
4.50%, 6/1/2042 100,000 125,241
4.35%, 4/15/2047(b) 100,000 121,794
4.05%, 5/4/2047 100,000 118,612
4.63%, 11/16/2048 100,000 129,974
Textron, Inc. ,
4.30%, 3/1/2024 250,000 273,059
5,570,642
Air Freight & Logistics 0.2%
FedEx Corp. ,
4.00%, 1/15/2024 250,000 275,724
3.20%, 2/1/2025 300,000 329,109
3.80%, 5/15/2025 150,000 168,934
3.25%, 4/1/2026 45,000 50,097
3.30%, 3/15/2027 70,000 77,565
4.25%, 5/15/2030 100,000 119,813
3.88%, 8/1/2042 50,000 54,510
4.10%, 2/1/2045 100,000 111,802
4.55%, 4/1/2046 150,000 181,005
4.05%, 2/15/2048 75,000 86,203
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics
United Parcel Service, Inc. ,
2.20%, 9/1/2024 250,000 265,072
2.50%, 9/1/2029 55,000 59,394
6.20%, 1/15/2038 205,000 306,502
3.40%, 9/1/2049 35,000 39,723
5.30%, 4/1/2050 100,000 143,354
2,268,807
Airlines 0.0%
†
Southwest Airlines Co. ,
2.63%, 2/10/2030 200,000 188,280
Auto Components 0.0%
†
Aptiv Corp. ,
4.15%, 3/15/2024 150,000 165,022
Aptiv plc ,
5.40%, 3/15/2049 50,000 58,535
BorgWarner, Inc. ,
3.38%, 3/15/2025(c) 70,000 76,313
2.65%, 7/1/2027 25,000 26,210
Lear Corp. ,
5.25%, 5/15/2049 100,000 112,102
438,182
Automobiles 0.1%
Daimler Finance North
America LLC ,
8.50%, 1/18/2031 100,000 154,251
General Motors Co. ,
6.13%, 10/1/2025 200,000 234,382
4.20%, 10/1/2027 250,000 271,421
6.25%, 10/2/2043 150,000 183,885
5.40%, 4/1/2048 100,000 113,768
Toyota Motor Corp. ,
3.42%, 7/20/2023 200,000 216,605
1,174,312
Banks 5.1%
Australia & New Zealand
Banking Group Ltd. ,
2.63%, 11/9/2022 500,000 522,992
Banco Santander SA ,
2.71%, 6/27/2024 200,000 211,796
4.25%, 4/11/2027 200,000 226,209
Bank of America Corp. ,
(ICE LIBOR USD 3
Month + 1.16%), 3.12%,
1/20/2023(d) 250,000 257,562
(ICE LIBOR USD 3
Month + 0.93%), 2.82%,
7/21/2023(d) 500,000 518,466
4.10%, 7/24/2023 250,000 273,422
(ICE LIBOR USD 3
Month + 0.79%), 3.00%,
12/20/2023(d) 271,000 284,257
(SOFR + 0.74%), 0.81%,
10/24/2024(d) 100,000 100,090
(ICE LIBOR USD 3
Month + 0.97%), 3.46%,
3/15/2025(d) 250,000 270,564

38 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
3.88%, 8/1/2025 250,000 283,002
(ICE LIBOR USD 3
Month + 0.64%), 2.01%,
2/13/2026(d) 100,000 103,526
4.45%, 3/3/2026 55,000 63,282
3.50%, 4/19/2026 145,000 162,482
4.25%, 10/22/2026 145,000 167,618
(SOFR + 1.01%), 1.20%,
10/24/2026(d) 100,000 100,083
3.25%, 10/21/2027 250,000 275,752
(ICE LIBOR USD 3
Month + 1.04%), 3.42%,
12/20/2028(d) 281,000 312,278
(ICE LIBOR USD 3 Month +
1.07%), 3.97%, 3/5/2029(d) 250,000 286,865
(ICE LIBOR USD 3
Month + 1.31%), 4.27%,
7/23/2029(d) 500,000 586,505
(ICE LIBOR USD 3 Month +
1.21%), 3.97%, 2/7/2030(d) 400,000 460,969
(ICE LIBOR USD 3
Month + 0.99%), 2.50%,
2/13/2031(d) 300,000 310,877
(SOFR + 2.15%), 2.59%,
4/29/2031(d) 200,000 209,198
(SOFR + 1.37%), 1.92%,
10/24/2031(d) 100,000 98,731
(ICE LIBOR USD 3
Month + 1.32%), 4.08%,
4/23/2040(d) 200,000 239,630
(ICE LIBOR USD 3
Month + 1.99%), 4.44%,
1/20/2048(d) 250,000 318,603
(ICE LIBOR USD 3
Month + 1.52%), 4.33%,
3/15/2050(d) 500,000 629,347
(ICE LIBOR USD 3
Month + 3.15%), 4.08%,
3/20/2051(d) 100,000 121,408
Bank of Montreal ,
2.90%, 3/26/2022 500,000 517,939
Bank of Nova Scotia (The) ,
2.70%, 3/7/2022 100,000 103,262
2.38%, 1/18/2023 350,000 364,214
2.70%, 8/3/2026 250,000 275,112
Barclays plc ,
(ICE LIBOR USD 3
Month + 1.40%), 4.61%,
2/15/2023(d) 200,000 209,497
3.65%, 3/16/2025 200,000 216,623
4.34%, 1/10/2028 250,000 281,299
4.84%, 5/9/2028 200,000 218,206
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(d) 250,000 292,540
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(d) 200,000 227,563
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BBVA USA ,
3.88%, 4/10/2025 250,000 268,369
BNP Paribas SA ,
4.25%, 10/15/2024 250,000 277,023
Canadian Imperial Bank of
Commerce ,
(ICE LIBOR USD 3
Month + 0.79%), 2.61%,
7/22/2023(d) 250,000 258,884
Citibank NA ,
3.65%, 1/23/2024 500,000 547,931
Citigroup, Inc. ,
2.75%, 4/25/2022 400,000 412,903
3.88%, 10/25/2023 100,000 109,595
3.75%, 6/16/2024 300,000 330,815
3.30%, 4/27/2025 155,000 170,924
3.70%, 1/12/2026 250,000 280,230
4.60%, 3/9/2026 105,000 121,009
(SOFR + 2.75%), 3.11%,
4/8/2026(d) 100,000 107,923
3.40%, 5/1/2026 200,000 222,321
(ICE LIBOR USD 3
Month + 1.56%), 3.89%,
1/10/2028(d) 200,000 225,590
(ICE LIBOR USD 3
Month + 1.39%), 3.67%,
7/24/2028(d) 250,000 279,788
(ICE LIBOR USD 3
Month + 1.15%), 3.52%,
10/27/2028(d) 250,000 277,420
(ICE LIBOR USD 3
Month + 1.34%), 3.98%,
3/20/2030(d) 350,000 401,272
(SOFR + 1.42%), 2.98%,
11/5/2030(d) 250,000 268,458
(SOFR + 1.15%), 2.67%,
1/29/2031(d) 200,000 209,581
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 100,000 118,496
(SOFR + 2.11%), 2.57%,
6/3/2031(d) 200,000 208,116
6.63%, 6/15/2032 182,000 252,437
(SOFR + 4.55%), 5.32%,
3/26/2041(d) 100,000 135,189
4.65%, 7/23/2048 250,000 323,614
Citizens Financial Group, Inc. ,
2.85%, 7/27/2026 250,000 275,026
Comerica, Inc. ,
4.00%, 2/1/2029 100,000 114,370
Cooperatieve Rabobank UA ,
3.88%, 2/8/2022 250,000 261,226
3.38%, 5/21/2025 250,000 280,175
3.75%, 7/21/2026 250,000 279,763
5.25%, 5/24/2041 125,000 179,035
Credit Suisse Group Funding
Guernsey Ltd. ,
3.80%, 9/15/2022 250,000 264,371
Discover Bank ,
4.20%, 8/8/2023 250,000 273,987

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp ,
3.50%, 3/15/2022 300,000 311,290
3.95%, 3/14/2028 250,000 288,511
HSBC Holdings plc ,
(ICE LIBOR USD 3
Month + 1.06%), 3.26%,
3/13/2023(d) 200,000 206,757
3.60%, 5/25/2023 200,000 214,870
4.25%, 3/14/2024 250,000 270,974
(ICE LIBOR USD 3
Month + 0.99%), 3.95%,
5/18/2024(d) 200,000 215,015
4.30%, 3/8/2026 200,000 227,442
3.90%, 5/25/2026 250,000 279,623
(ICE LIBOR USD 3
Month + 1.35%), 4.29%,
9/12/2026(d) 500,000 560,531
4.38%, 11/23/2026 200,000 224,402
(ICE LIBOR USD 3
Month + 1.55%), 4.04%,
3/13/2028(d) 200,000 223,194
(ICE LIBOR USD 3
Month + 1.53%), 4.58%,
6/19/2029(d) 200,000 230,902
4.95%, 3/31/2030 200,000 243,142
(ICE LIBOR USD 3
Month + 1.61%), 3.97%,
5/22/2030(d) 600,000 672,189
Huntington Bancshares, Inc. ,
2.55%, 2/4/2030 200,000 208,094
ING Groep NV ,
3.55%, 4/9/2024 400,000 435,740
JPMorgan Chase & Co. ,
3.38%, 5/1/2023 250,000 266,985
(ICE LIBOR USD 3
Month + 0.73%), 3.56%,
4/23/2024(d) 250,000 267,765
3.63%, 5/13/2024 350,000 385,820
(ICE LIBOR USD 3
Month + 0.89%), 3.80%,
7/23/2024(d) 300,000 325,101
(ICE LIBOR USD 3
Month + 1.00%), 4.02%,
12/5/2024(d) 400,000 440,238
3.13%, 1/23/2025 250,000 272,677
(SOFR + 1.16%), 2.30%,
10/15/2025(d) 250,000 263,053
(SOFR + 1.59%), 2.00%,
3/13/2026(d) 100,000 103,654
3.30%, 4/1/2026 250,000 277,914
(SOFR + 1.85%), 2.08%,
4/22/2026(d) 100,000 104,559
4.13%, 12/15/2026 250,000 289,393
(ICE LIBOR USD 3
Month + 1.25%), 3.96%,
1/29/2027(d) 500,000 569,053
8.00%, 4/29/2027 202,000 275,728
(SOFR + 1.51%), 2.74%,
10/15/2030(d) 275,000 293,876
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 3.79%), 4.49%,
3/24/2031(d) 200,000 241,640
(SOFR + 2.04%), 2.52%,
4/22/2031(d) 100,000 105,337
(ICE LIBOR USD 3
Month + 1.36%), 3.88%,
7/24/2038(d) 300,000 351,375
(SOFR + 2.46%), 3.11%,
4/22/2041(d) 100,000 107,362
5.60%, 7/15/2041 200,000 290,909
(ICE LIBOR USD 3
Month + 1.58%), 4.26%,
2/22/2048(d) 250,000 314,039
(ICE LIBOR USD 3
Month + 1.38%), 3.96%,
11/15/2048(d) 150,000 180,696
(SOFR + 2.44%), 3.11%,
4/22/2051(d) 200,000 210,225
KeyCorp ,
2.55%, 10/1/2029 250,000 265,717
Korea Development Bank
(The) ,
4.63%, 11/16/2021 200,000 208,664
Kreditanstalt fuer
Wiederaufbau ,
2.00%, 11/30/2021 1,000,000 1,019,362
2.13%, 3/7/2022 1,000,000 1,025,873
1.63%, 2/15/2023 500,000 515,642
1.38%, 8/5/2024 500,000 519,005
2.88%, 4/3/2028 200,000 229,969
1.75%, 9/14/2029 300,000 321,112
Landwirtschaftliche
Rentenbank ,
Series 36, 2.00%, 12/6/2021 500,000 509,551
Lloyds Banking Group plc ,
4.05%, 8/16/2023 500,000 542,885
4.50%, 11/4/2024 250,000 274,073
4.34%, 1/9/2048 250,000 291,566
Mitsubishi UFJ Financial
Group, Inc. ,
3.46%, 3/2/2023 750,000 801,125
3.76%, 7/26/2023 200,000 216,625
3.85%, 3/1/2026 250,000 285,160
3.75%, 7/18/2039 200,000 228,714
Mizuho Financial Group, Inc. ,
(ICE LIBOR USD 3
Month + 0.84%), 2.72%,
7/16/2023(d) 400,000 413,705
3.17%, 9/11/2027 250,000 271,775
MUFG Americas Holdings
Corp. ,
3.00%, 2/10/2025 200,000 216,007
National Australia Bank Ltd. ,
3.38%, 1/14/2026 250,000 280,549
Natwest Group plc ,
(ICE LIBOR USD 3
Month + 1.48%), 3.50%,
5/15/2023(d) 200,000 207,888

40 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Natwest Group plc,
(ICE LIBOR USD 3
Month + 1.76%), 4.27%,
3/22/2025(d) 200,000 218,960
4.80%, 4/5/2026 250,000 290,083
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(d) 250,000 298,737
Oesterreichische Kontrollbank
AG ,
1.63%, 9/17/2022 250,000 256,392
PNC Bank NA ,
2.95%, 1/30/2023 350,000 368,292
3.30%, 10/30/2024 250,000 275,134
PNC Financial Services
Group, Inc. (The) ,
2.60%, 7/23/2026 250,000 272,002
2.55%, 1/22/2030 200,000 214,978
Royal Bank of Canada ,
2.80%, 4/29/2022 350,000 362,639
2.25%, 11/1/2024 250,000 264,392
Santander Holdings USA, Inc. ,
4.40%, 7/13/2027 200,000 223,154
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(d) 250,000 248,332
Santander UK plc ,
2.10%, 1/13/2023 200,000 206,432
Sumitomo Mitsui Financial
Group, Inc. ,
2.78%, 7/12/2022 750,000 779,287
2.45%, 9/27/2024 250,000 263,856
3.78%, 3/9/2026 250,000 283,648
3.20%, 9/17/2029 250,000 269,265
Toronto-Dominion Bank (The) ,
0.75%, 6/12/2023 500,000 503,341
2.65%, 6/12/2024 200,000 213,572
Truist Bank ,
2.45%, 8/1/2022 500,000 516,656
2.25%, 3/11/2030 250,000 256,774
Truist Financial Corp. ,
2.75%, 4/1/2022 250,000 258,030
2.85%, 10/26/2024 250,000 269,991
US Bancorp ,
3.00%, 3/15/2022 200,000 206,981
3.38%, 2/5/2024 250,000 271,237
2.40%, 7/30/2024 250,000 265,402
Series X, 3.15%, 4/27/2027 250,000 279,395
Wells Fargo & Co. ,
2.63%, 7/22/2022 250,000 258,960
3.07%, 1/24/2023 300,000 309,020
3.75%, 1/24/2024 750,000 814,134
(SOFR + 1.60%), 1.65%,
6/2/2024(d) 500,000 511,022
3.00%, 2/19/2025 60,000 64,763
3.00%, 4/22/2026 250,000 272,280
4.15%, 1/24/2029 100,000 116,383
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(ICE LIBOR USD 3
Month + 1.17%), 2.88%,
10/30/2030(d) 200,000 212,477
(ICE LIBOR USD 3
Month + 1.00%), 2.57%,
2/11/2031(d) 250,000 260,353
5.38%, 2/7/2035 118,000 158,239
(SOFR + 2.53%), 3.07%,
4/30/2041(d) 200,000 207,048
5.61%, 1/15/2044 333,000 446,917
3.90%, 5/1/2045 400,000 463,204
4.40%, 6/14/2046 200,000 234,705
(ICE LIBOR USD 3 Month +
4.24%), 5.01%, 4/4/2051(d) 200,000 269,324
Westpac Banking Corp. ,
3.30%, 2/26/2024 350,000 379,684
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
2.89%, 2/4/2030(d) 150,000 154,611
(USD ICE Swap Rate 5
Year + 2.24%), 4.32%,
11/23/2031(d) 250,000 281,179
50,783,917
Beverages 0.8%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 150,000 183,621
4.90%, 2/1/2046 415,000 507,844
Anheuser-Busch InBev
Finance, Inc. ,
3.30%, 2/1/2023 250,000 264,504
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 100,000 115,078
4.75%, 1/23/2029 100,000 121,022
3.50%, 6/1/2030 200,000 225,653
4.38%, 4/15/2038 100,000 116,622
5.45%, 1/23/2039 100,000 129,005
4.60%, 4/15/2048 150,000 177,696
4.44%, 10/6/2048 130,000 150,520
5.55%, 1/23/2049 350,000 470,061
4.50%, 6/1/2050 200,000 236,261
4.75%, 4/15/2058 100,000 120,145
5.80%, 1/23/2059 50,000 70,200
Coca-Cola Co. (The) ,
3.20%, 11/1/2023 150,000 162,272
1.75%, 9/6/2024 250,000 261,382
2.95%, 3/25/2025 500,000 549,488
2.90%, 5/25/2027 100,000 110,990
2.13%, 9/6/2029 50,000 53,040
2.60%, 6/1/2050 100,000 99,965
2.50%, 3/15/2051 100,000 98,527
Constellation Brands, Inc. ,
3.50%, 5/9/2027 400,000 446,173
5.25%, 11/15/2048 100,000 133,566
Diageo Capital plc ,
2.38%, 10/24/2029 200,000 212,612
2.00%, 4/29/2030 200,000 205,279

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Diageo Investment Corp. ,
2.88%, 5/11/2022 500,000 518,986
Keurig Dr Pepper, Inc. ,
4.60%, 5/25/2028 200,000 239,093
5.09%, 5/25/2048 175,000 231,706
Molson Coors Beverage Co. ,
3.50%, 5/1/2022 100,000 104,075
3.00%, 7/15/2026 95,000 102,097
5.00%, 5/1/2042 50,000 56,705
4.20%, 7/15/2046 100,000 104,334
PepsiCo, Inc. ,
3.60%, 3/1/2024 250,000 273,159
2.25%, 3/19/2025 100,000 106,541
2.85%, 2/24/2026 175,000 193,292
2.63%, 7/29/2029 50,000 54,932
2.75%, 3/19/2030 100,000 111,181
4.45%, 4/14/2046 200,000 262,776
3.45%, 10/6/2046 100,000 115,270
3.38%, 7/29/2049 50,000 57,265
2.88%, 10/15/2049 100,000 106,419
3.63%, 3/19/2050 100,000 120,298
7,979,655
Biotechnology 0.6%
AbbVie, Inc. ,
2.15%, 11/19/2021(b) 50,000 50,885
3.45%, 3/15/2022(b) 155,000 160,424
3.25%, 10/1/2022(b) 200,000 208,960
2.90%, 11/6/2022 500,000 523,550
2.30%, 11/21/2022(b) 100,000 103,602
3.85%, 6/15/2024(b) 40,000 43,831
2.60%, 11/21/2024(b) 300,000 319,223
3.20%, 5/14/2026 185,000 204,417
4.55%, 3/15/2035(b) 100,000 119,930
4.50%, 5/14/2035 135,000 163,908
4.30%, 5/14/2036 100,000 116,855
4.05%, 11/21/2039(b) 200,000 228,423
4.40%, 11/6/2042 75,000 88,443
4.75%, 3/15/2045(b) 84,000 102,326
4.70%, 5/14/2045 100,000 121,883
4.88%, 11/14/2048 150,000 188,839
4.25%, 11/21/2049(b) 350,000 407,114
Amgen, Inc. ,
2.70%, 5/1/2022 500,000 515,679
4.40%, 5/1/2045 200,000 243,171
4.56%, 6/15/2048 187,000 239,225
4.66%, 6/15/2051 279,000 359,798
Baxalta, Inc. ,
4.00%, 6/23/2025 30,000 33,821
Biogen, Inc. ,
4.05%, 9/15/2025 95,000 107,940
2.25%, 5/1/2030 200,000 201,606
3.15%, 5/1/2050 155,000 149,272
Gilead Sciences, Inc. ,
3.70%, 4/1/2024 400,000 435,638
3.65%, 3/1/2026 75,000 84,583
4.50%, 2/1/2045 100,000 121,229
4.75%, 3/1/2046 400,000 504,145
6,148,720
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 100,000 109,428
Carrier Global Corp. ,
2.24%, 2/15/2025(b) 250,000 261,087
2.49%, 2/15/2027(b) 250,000 262,408
3.58%, 4/5/2050(b) 150,000 161,414
Fortune Brands Home &
Security, Inc. ,
3.25%, 9/15/2029 150,000 165,453
Johnson Controls International
plc ,
3.90%, 2/14/2026 46,000 51,861
4.50%, 2/15/2047 100,000 122,540
Masco Corp. ,
3.50%, 11/15/2027 100,000 111,327
Owens Corning ,
4.30%, 7/15/2047 50,000 54,956
1,300,474
Capital Markets 1.4%
Ameriprise Financial, Inc. ,
4.00%, 10/15/2023 250,000 275,474
Bank of New York Mellon
Corp. (The) ,
1.95%, 8/23/2022 250,000 257,478
2.95%, 1/29/2023 100,000 105,673
Series G, 3.00%, 2/24/2025 105,000 114,637
3.30%, 8/23/2029 250,000 283,348
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 250,000 287,915
4.85%, 3/29/2029 100,000 119,366
Charles Schwab Corp. (The) ,
4.00%, 2/1/2029 250,000 295,817
CME Group, Inc. ,
5.30%, 9/15/2043 100,000 144,967
Credit Suisse AG ,
2.10%, 11/12/2021 250,000 254,398
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 195,000 293,487
Deutsche Bank AG ,
Series D, 5.00%, 2/14/2022 250,000 261,813
4.10%, 1/13/2026 100,000 107,849
Franklin Resources, Inc. ,
2.80%, 9/15/2022 250,000 260,890
Goldman Sachs Group, Inc.
(The) ,
5.75%, 1/24/2022 250,000 266,119
(ICE LIBOR USD 3
Month + 0.99%), 2.90%,
7/24/2023(d) 500,000 519,307
3.63%, 2/20/2024 250,000 271,706
4.00%, 3/3/2024 250,000 275,446
3.85%, 7/8/2024 300,000 328,765
3.50%, 4/1/2025 300,000 330,267
3.75%, 2/25/2026 315,000 354,129
(ICE LIBOR USD 3 Month +
1.30%), 4.22%, 5/1/2029(d) 350,000 407,960
6.75%, 10/1/2037 100,000 145,522

42 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(ICE LIBOR USD 3
Month + 1.37%), 4.02%,
10/31/2038(d) 250,000 291,444
(ICE LIBOR USD 3
Month + 1.43%), 4.41%,
4/23/2039(d) 250,000 303,762
6.25%, 2/1/2041 250,000 373,474
5.15%, 5/22/2045 100,000 132,553
Intercontinental Exchange,
Inc. ,
3.45%, 9/21/2023 100,000 108,302
3.75%, 12/1/2025 80,000 90,580
3.10%, 9/15/2027 200,000 221,010
3.75%, 9/21/2028 200,000 231,005
2.10%, 6/15/2030 200,000 205,542
3.00%, 9/15/2060 100,000 100,183
Jefferies Group LLC ,
4.85%, 1/15/2027 200,000 229,846
4.15%, 1/23/2030 100,000 113,788
Moody's Corp. ,
4.50%, 9/1/2022 100,000 106,181
3.75%, 3/24/2025 200,000 224,294
2.55%, 8/18/2060 100,000 88,889
Morgan Stanley ,
2.75%, 5/19/2022 350,000 362,482
3.70%, 10/23/2024 300,000 333,451
(SOFR + 1.15%), 2.72%,
7/22/2025(d) 250,000 266,622
4.00%, 7/23/2025 155,000 176,138
3.88%, 1/27/2026 250,000 283,775
(SOFR + 1.99%), 2.19%,
4/28/2026(d) 100,000 104,735
3.13%, 7/27/2026 250,000 276,102
4.35%, 9/8/2026 250,000 290,133
3.63%, 1/20/2027 250,000 282,975
3.95%, 4/23/2027 250,000 282,307
(ICE LIBOR USD 3
Month + 1.63%), 4.43%,
1/23/2030(d) 200,000 239,410
(SOFR + 3.12%), 3.62%,
4/1/2031(d) 100,000 114,613
7.25%, 4/1/2032 76,000 114,874
(ICE LIBOR USD 3
Month + 1.43%), 4.46%,
4/22/2039(d) 100,000 125,032
4.38%, 1/22/2047 250,000 327,636
(SOFR + 4.84%), 5.60%,
3/24/2051(d) 100,000 151,122
Nomura Holdings, Inc. ,
3.10%, 1/16/2030 200,000 210,836
Northern Trust Corp. ,
3.65%, 8/3/2028 50,000 58,313
Raymond James Financial,
Inc. ,
4.65%, 4/1/2030 200,000 241,837
S&P Global, Inc. ,
3.25%, 12/1/2049 100,000 110,944
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp. ,
(SOFR + 2.69%), 2.82%,
3/30/2023(b)(d) 300,000 310,107
3.30%, 12/16/2024 155,000 171,115
TD Ameritrade Holding Corp. ,
2.95%, 4/1/2022 250,000 258,073
13,875,818
Chemicals 0.5%
Air Products and Chemicals,
Inc. ,
2.05%, 5/15/2030 200,000 208,604
Cabot Corp. ,
4.00%, 7/1/2029 100,000 105,302
Dow Chemical Co. (The) ,
3.50%, 10/1/2024 100,000 109,204
4.25%, 10/1/2034 100,000 115,093
4.38%, 11/15/2042 250,000 284,614
3.60%, 11/15/2050 100,000 101,342
DuPont de Nemours, Inc. ,
2.17%, 5/1/2023 300,000 303,258
4.73%, 11/15/2028 150,000 179,538
5.42%, 11/15/2048 100,000 134,563
Eastman Chemical Co. ,
3.60%, 8/15/2022 250,000 261,290
4.65%, 10/15/2044 100,000 119,819
Ecolab, Inc. ,
3.25%, 1/14/2023 250,000 263,188
2.13%, 8/15/2050 200,000 179,132
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 100,000 125,167
Linde, Inc. ,
3.20%, 1/30/2026 250,000 278,593
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 103,000 159,468
LYB International Finance III
LLC ,
3.38%, 5/1/2030 200,000 217,002
LyondellBasell Industries NV ,
6.00%, 11/15/2021 400,000 416,523
4.63%, 2/26/2055 100,000 112,433
Mosaic Co. (The) ,
5.45%, 11/15/2033 50,000 58,472
Nutrien Ltd. ,
3.15%, 10/1/2022 50,000 52,172
5.88%, 12/1/2036 125,000 160,394
6.13%, 1/15/2041 100,000 136,993
PPG Industries, Inc. ,
2.80%, 8/15/2029 100,000 107,840
Sherwin-Williams Co. (The) ,
4.50%, 6/1/2047 150,000 187,116
Westlake Chemical Corp. ,
4.38%, 11/15/2047 100,000 106,809
4,483,929
Commercial Services & Supplies 0.1%
Republic Services, Inc. ,
3.20%, 3/15/2025 100,000 109,380
1.45%, 2/15/2031 55,000 53,564

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Republic Services, Inc.,
3.05%, 3/1/2050 50,000 51,569
Waste Management, Inc. ,
2.90%, 9/15/2022 300,000 311,709
3.90%, 3/1/2035 90,000 109,238
4.15%, 7/15/2049 100,000 126,045
761,505
Communications Equipment 0.1%
Cisco Systems, Inc. ,
2.50%, 9/20/2026 150,000 164,067
5.50%, 1/15/2040 250,000 362,637
Juniper Networks, Inc. ,
3.75%, 8/15/2029 200,000 226,079
Motorola Solutions, Inc. ,
4.00%, 9/1/2024 150,000 167,240
2.30%, 11/15/2030 100,000 99,321
1,019,344
Construction Materials 0.0%
†
Martin Marietta Materials, Inc. ,
4.25%, 12/15/2047 50,000 56,569
Vulcan Materials Co. ,
3.90%, 4/1/2027 100,000 113,382
169,951
Consumer Finance 0.6%
AerCap Ireland Capital DAC ,
4.50%, 9/15/2023 200,000 207,696
3.65%, 7/21/2027 250,000 235,350
Ally Financial, Inc. ,
3.88%, 5/21/2024 200,000 215,078
8.00%, 11/1/2031 100,000 137,973
American Express Co. ,
2.50%, 8/1/2022 500,000 517,405
3.63%, 12/5/2024 150,000 165,463
4.05%, 12/3/2042 200,000 247,589
American Honda Finance
Corp. ,
2.20%, 6/27/2022 250,000 257,362
0.88%, 7/7/2023 300,000 302,455
3.45%, 7/14/2023 100,000 107,799
Capital One Financial Corp. ,
3.50%, 6/15/2023 350,000 374,327
3.75%, 4/24/2024 100,000 108,821
3.30%, 10/30/2024 100,000 108,462
3.75%, 3/9/2027 250,000 279,277
Discover Financial Services ,
4.50%, 1/30/2026 100,000 114,468
General Motors Financial Co.,
Inc. ,
4.15%, 6/19/2023 500,000 532,301
5.25%, 3/1/2026 350,000 398,872
4.00%, 10/6/2026 250,000 271,240
John Deere Capital Corp. ,
2.65%, 1/6/2022 140,000 143,784
2.70%, 1/6/2023 200,000 209,870
2.25%, 9/14/2026 250,000 269,443
Synchrony Financial ,
4.50%, 7/23/2025 190,000 211,160
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp. ,
2.90%, 3/30/2023 300,000 318,176
3.00%, 4/1/2025 300,000 329,305
3.65%, 1/8/2029 250,000 291,152
6,354,828
Containers & Packaging 0.0%
†
International Paper Co. ,
4.80%, 6/15/2044 250,000 309,467
WRKCo, Inc. ,
4.20%, 6/1/2032 100,000 118,124
427,591
Diversified Consumer Services 0.1%
Northwestern University ,
Series 2017, 3.66%,
12/1/2057 12,000 14,128
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 50,000 56,228
3.30%, 7/15/2056 100,000 116,705
Trustees of Princeton
University (The) ,
5.70%, 3/1/2039 200,000 297,319
University of Notre Dame du
Lac ,
Series 2017, 3.39%,
2/15/2048 30,000 33,842
Yale University ,
Series 2020, 2.40%,
4/15/2050 26,000 25,576
543,798
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. ,
2.75%, 3/15/2023 200,000 210,300
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 92,000 115,829
5.00%, 4/20/2048 50,000 59,692
GE Capital Funding LLC ,
4.40%, 5/15/2030(b) 200,000 217,872
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 382,000 412,967
National Rural Utilities
Cooperative Finance Corp. ,
3.40%, 2/7/2028 50,000 57,194
8.00%, 3/1/2032 61,000 96,172
4.30%, 3/15/2049 150,000 191,412
Shell International Finance
BV ,
2.00%, 11/7/2024 250,000 262,438
3.25%, 5/11/2025 250,000 276,165
4.13%, 5/11/2035 150,000 178,209
6.38%, 12/15/2038 250,000 369,018
4.00%, 5/10/2046 50,000 56,852
3.75%, 9/12/2046 150,000 164,096
3.25%, 4/6/2050 200,000 205,229

44 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Financial Services
Voya Financial, Inc. ,
3.65%, 6/15/2026 100,000 113,419
2,986,864
Diversified Telecommunication Services 0.9%
AT&T, Inc. ,
4.05%, 12/15/2023(e) 200,000 220,908
4.13%, 2/17/2026 250,000 284,941
2.95%, 7/15/2026 250,000 272,170
4.25%, 3/1/2027 250,000 287,366
4.35%, 3/1/2029 200,000 232,437
4.30%, 2/15/2030 300,000 349,644
2.75%, 6/1/2031 200,000 207,172
4.65%, 6/1/2044 150,000 166,749
4.80%, 6/15/2044 64,000 74,076
4.50%, 3/9/2048 351,000 391,240
3.65%, 6/1/2051 100,000 97,974
3.30%, 2/1/2052 200,000 183,764
3.50%, 9/15/2053(b) 621,000 587,983
3.55%, 9/15/2055(b) 100,000 94,543
3.65%, 9/15/2059(b) 868,000 821,658
Bell Canada ,
4.30%, 7/29/2049 100,000 121,628
British Telecommunications
plc ,
9.63%, 12/15/2030(e) 191,000 305,169
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 106,000 164,717
Orange SA ,
9.00%, 3/1/2031(e) 133,000 215,168
5.50%, 2/6/2044 100,000 141,658
Telefonica Emisiones SA ,
4.57%, 4/27/2023 200,000 219,108
4.90%, 3/6/2048 150,000 170,681
5.52%, 3/1/2049 150,000 184,897
TELUS Corp. ,
4.30%, 6/15/2049 100,000 118,732
Verizon Communications, Inc. ,
5.15%, 9/15/2023 300,000 337,396
3.50%, 11/1/2024 100,000 110,340
4.13%, 3/16/2027 250,000 293,104
4.33%, 9/21/2028 254,000 304,577
4.02%, 12/3/2029 300,000 354,407
4.40%, 11/1/2034 300,000 369,974
4.81%, 3/15/2039 269,000 346,957
3.85%, 11/1/2042 175,000 206,360
4.86%, 8/21/2046 200,000 264,683
4.52%, 9/15/2048 150,000 191,996
5.01%, 4/15/2049 10,000 13,773
2.99%, 10/30/2056(b) 453,000 457,749
9,165,699
Electric Utilities 1.4%
AEP Transmission Co. LLC ,
Series M, 3.65%, 4/1/2050 200,000 231,585
Appalachian Power Co. ,
Series Y, 4.50%, 3/1/2049 150,000 188,411
Arizona Public Service Co. ,
4.20%, 8/15/2048 50,000 60,610
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Arizona Public Service Co.,
3.50%, 12/1/2049 100,000 111,219
Baltimore Gas and Electric
Co. ,
3.20%, 9/15/2049 45,000 47,713
CenterPoint Energy Houston
Electric LLC ,
3.95%, 3/1/2048 150,000 182,555
Cleco Corporate Holdings
LLC ,
3.38%, 9/15/2029 100,000 101,003
Cleveland Electric Illuminating
Co. (The) ,
5.50%, 8/15/2024 200,000 227,767
Connecticut Light and Power
Co. (The) ,
Series A, 3.20%, 3/15/2027 100,000 110,614
4.00%, 4/1/2048 100,000 124,747
Dominion Energy South
Carolina, Inc. ,
6.05%, 1/15/2038 50,000 71,990
DTE Electric Co. ,
3.65%, 3/15/2024 250,000 271,429
3.70%, 3/15/2045 80,000 91,894
Series A, 4.05%, 5/15/2048 50,000 61,939
Duke Energy Corp. ,
3.05%, 8/15/2022 200,000 207,747
3.95%, 10/15/2023 200,000 217,655
3.75%, 4/15/2024 150,000 164,687
3.75%, 9/1/2046 250,000 281,051
4.20%, 6/15/2049 150,000 181,507
Duke Energy Florida LLC ,
4.20%, 7/15/2048 50,000 62,013
Duke Energy Indiana LLC ,
3.75%, 5/15/2046 250,000 285,574
Duke Energy Ohio, Inc. ,
Series A, 5.40%, 6/15/2033 51,000 63,456
3.70%, 6/15/2046 100,000 113,035
Emera US Finance LP ,
3.55%, 6/15/2026 250,000 277,274
Entergy Arkansas LLC ,
3.50%, 4/1/2026 100,000 112,669
4.20%, 4/1/2049 150,000 185,889
Entergy Corp. ,
4.00%, 7/15/2022 200,000 210,639
Entergy Louisiana LLC ,
4.20%, 9/1/2048 150,000 187,043
Evergy Metro, Inc. ,
3.65%, 8/15/2025 100,000 112,078
Series 2019, 4.13%,
4/1/2049 150,000 183,421
Eversource Energy ,
Series H, 3.15%, 1/15/2025 125,000 136,296
3.45%, 1/15/2050 100,000 109,699
Exelon Corp. ,
3.50%, 6/1/2022(e) 250,000 260,640
4.05%, 4/15/2030 300,000 346,853
5.63%, 6/15/2035 250,000 329,149
FirstEnergy Corp. ,
Series C, 4.85%, 7/15/2047 100,000 108,507

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
FirstEnergy Corp.,
Series C, 3.40%, 3/1/2050 150,000 134,583
Florida Power & Light Co. ,
4.05%, 10/1/2044 100,000 123,991
4.13%, 6/1/2048 150,000 191,212
3.15%, 10/1/2049 100,000 111,242
Fortis, Inc. ,
3.06%, 10/4/2026 100,000 109,179
Georgia Power Co. ,
Series A, 2.20%, 9/15/2024 250,000 262,539
4.30%, 3/15/2042 100,000 118,751
Hydro-Quebec ,
Series HY, 8.40%,
1/15/2022 153,000 167,237
Series GF, 8.88%, 3/1/2026 109,000 152,267
Iberdrola International BV ,
5.81%, 3/15/2025 82,000 97,179
Kentucky Utilities Co. ,
5.13%, 11/1/2040 150,000 199,092
MidAmerican Energy Co. ,
5.80%, 10/15/2036 200,000 282,916
NextEra Energy Capital
Holdings, Inc. ,
2.75%, 5/1/2025 300,000 322,983
2.75%, 11/1/2029 300,000 321,858
Northern States Power Co. ,
4.00%, 8/15/2045 85,000 104,576
2.90%, 3/1/2050 100,000 104,840
2.60%, 6/1/2051 50,000 50,118
Ohio Power Co. ,
4.15%, 4/1/2048 150,000 184,344
Oncor Electric Delivery Co.
LLC ,
5.75%, 3/15/2029 100,000 130,387
5.30%, 6/1/2042 150,000 208,464
Pacific Gas and Electric Co. ,
1.75%, 6/16/2022 300,000 300,036
4.55%, 7/1/2030 100,000 107,309
2.50%, 2/1/2031 300,000 284,372
4.50%, 7/1/2040 300,000 308,199
4.95%, 7/1/2050 200,000 210,320
PacifiCorp ,
5.25%, 6/15/2035 123,000 168,202
PPL Capital Funding, Inc. ,
5.00%, 3/15/2044 150,000 187,633
Progress Energy, Inc. ,
7.75%, 3/1/2031 164,000 238,299
Public Service Co. of
Colorado ,
3.60%, 9/15/2042 100,000 114,733
Public Service Electric and
Gas Co. ,
3.95%, 5/1/2042 200,000 240,272
Southern California Edison
Co. ,
Series B, 2.40%, 2/1/2022 250,000 254,294
2.85%, 8/1/2029 250,000 262,219
6.00%, 1/15/2034 123,000 164,368
4.00%, 4/1/2047 150,000 160,869
Series C, 4.13%, 3/1/2048 150,000 164,926
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
Series B, 4.88%, 3/1/2049 100,000 117,624
Southern Co. (The) ,
3.25%, 7/1/2026 210,000 233,704
4.40%, 7/1/2046 250,000 298,347
Tampa Electric Co. ,
3.63%, 6/15/2050 100,000 114,520
Union Electric Co. ,
3.50%, 3/15/2029 100,000 114,654
3.25%, 10/1/2049 100,000 108,370
Virginia Electric and Power
Co. ,
4.45%, 2/15/2044 150,000 192,960
Series B, 4.20%, 5/15/2045 120,000 150,090
Wisconsin Electric Power Co. ,
5.63%, 5/15/2033 41,000 56,170
Wisconsin Power and Light
Co. ,
3.00%, 7/1/2029 250,000 277,103
Xcel Energy, Inc. ,
6.50%, 7/1/2036 123,000 178,639
14,406,348
Electrical Equipment 0.1%
ABB Finance USA, Inc. ,
4.38%, 5/8/2042 100,000 128,951
Eaton Corp. ,
2.75%, 11/2/2022 250,000 261,613
4.00%, 11/2/2032 150,000 179,844
570,408
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. ,
2.80%, 2/15/2030 100,000 109,274
Arrow Electronics, Inc. ,
4.50%, 3/1/2023 100,000 106,706
Corning, Inc. ,
2.90%, 5/15/2022 365,000 376,088
5.35%, 11/15/2048 100,000 134,280
3.90%, 11/15/2049 100,000 114,914
Tyco Electronics Group SA ,
3.50%, 2/3/2022 150,000 154,607
995,869
Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC ,
3.34%, 12/15/2027 145,000 155,306
3.14%, 11/7/2029 35,000 36,446
4.08%, 12/15/2047 100,000 98,591
Halliburton Co. ,
3.80%, 11/15/2025 54,000 58,532
6.70%, 9/15/2038 100,000 119,198
5.00%, 11/15/2045 200,000 196,802
National Oilwell Varco, Inc. ,
3.95%, 12/1/2042 100,000 80,889
745,764

46 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment 0.2%
Activision Blizzard, Inc. ,
2.50%, 9/15/2050 200,000 179,229
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 148,022
TWDC Enterprises 18 Corp. ,
3.00%, 2/13/2026 50,000 55,148
3.70%, 12/1/2042 100,000 112,532
3.00%, 7/30/2046 60,000 60,479
Walt Disney Co. (The) ,
1.75%, 8/30/2024 300,000 311,379
3.70%, 9/15/2024 100,000 110,649
3.35%, 3/24/2025 50,000 55,447
3.70%, 10/15/2025 100,000 112,783
7.28%, 6/30/2028 53,000 72,811
2.00%, 9/1/2029 100,000 102,407
6.55%, 3/15/2033 450,000 650,654
2.75%, 9/1/2049 100,000 96,228
4.70%, 3/23/2050 50,000 65,679
3.80%, 5/13/2060 200,000 228,568
2,362,015
Equity Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate
Equities, Inc. ,
4.00%, 2/1/2050 100,000 117,153
American Campus
Communities Operating
Partnership LP ,
2.85%, 2/1/2030 100,000 100,641
American Tower Corp. ,
3.38%, 5/15/2024 500,000 540,284
4.40%, 2/15/2026 25,000 28,557
3.95%, 3/15/2029 100,000 114,045
3.70%, 10/15/2049 100,000 107,349
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025 100,000 111,237
2.30%, 3/1/2030 200,000 209,150
Boston Properties LP ,
2.75%, 10/1/2026 150,000 160,669
2.90%, 3/15/2030 100,000 103,693
Brixmor Operating Partnership
LP ,
4.13%, 5/15/2029 100,000 108,353
Camden Property Trust ,
3.35%, 11/1/2049 100,000 106,666
Crown Castle International
Corp. ,
3.70%, 6/15/2026 280,000 311,887
2.25%, 1/15/2031 300,000 301,657
4.00%, 11/15/2049 60,000 66,498
CubeSmart LP ,
3.00%, 2/15/2030 100,000 106,847
Digital Realty Trust LP ,
4.45%, 7/15/2028 100,000 118,178
Duke Realty LP ,
2.88%, 11/15/2029 40,000 43,583
Equinix, Inc. ,
2.63%, 11/18/2024 30,000 31,886
3.20%, 11/18/2029 35,000 38,000
2.15%, 7/15/2030 100,000 100,353
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
ERP Operating LP ,
2.85%, 11/1/2026 250,000 274,137
3.00%, 7/1/2029 100,000 109,214
2.50%, 2/15/2030 150,000 157,884
Essex Portfolio LP ,
3.00%, 1/15/2030 150,000 159,947
Federal Realty Investment
Trust ,
3.20%, 6/15/2029 100,000 105,614
GLP Capital LP ,
5.38%, 11/1/2023 50,000 53,508
5.38%, 4/15/2026 200,000 222,128
5.30%, 1/15/2029 50,000 55,823
Healthcare Trust of America
Holdings LP ,
3.10%, 2/15/2030 100,000 106,520
Healthpeak Properties, Inc. ,
3.40%, 2/1/2025 300,000 327,488
Highwoods Realty LP ,
3.05%, 2/15/2030 100,000 102,811
Host Hotels & Resorts LP ,
Series D, 3.75%,
10/15/2023 100,000 103,465
Series H, 3.38%,
12/15/2029 50,000 47,388
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 103,433
Kimco Realty Corp. ,
4.45%, 9/1/2047 100,000 106,028
National Retail Properties,
Inc. ,
2.50%, 4/15/2030 200,000 197,951
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 100,000 108,259
Prologis LP ,
1.25%, 10/15/2030 100,000 96,681
Realty Income Corp. ,
4.65%, 8/1/2023 250,000 275,468
3.25%, 6/15/2029 150,000 164,449
3.25%, 1/15/2031 100,000 109,243
Regency Centers LP ,
4.65%, 3/15/2049 100,000 112,891
Sabra Health Care LP ,
3.90%, 10/15/2029 100,000 100,535
Simon Property Group LP ,
2.00%, 9/13/2024 250,000 257,903
2.45%, 9/13/2029 100,000 98,824
2.65%, 7/15/2030 200,000 199,922
4.75%, 3/15/2042 100,000 111,396
Spirit Realty LP ,
4.00%, 7/15/2029 85,000 89,086
UDR, Inc. ,
3.20%, 1/15/2030 150,000 163,782
Ventas Realty LP ,
4.88%, 4/15/2049 150,000 166,346
VEREIT Operating
Partnership LP ,
3.40%, 1/15/2028 200,000 209,617

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Equity Real Estate Investment Trusts (REITs)
Welltower, Inc. ,
4.13%, 3/15/2029 250,000 283,782
Weyerhaeuser Co. ,
7.38%, 3/15/2032 100,000 145,083
WP Carey, Inc. ,
3.85%, 7/15/2029 50,000 55,125
7,908,417
Food & Staples Retailing 0.4%
Costco Wholesale Corp. ,
2.75%, 5/18/2024 200,000 215,540
Kroger Co. (The) ,
4.00%, 2/1/2024 100,000 109,989
7.50%, 4/1/2031 178,000 252,914
5.40%, 1/15/2049 100,000 138,201
Sysco Corp. ,
3.55%, 3/15/2025 200,000 218,803
3.75%, 10/1/2025 75,000 83,383
3.30%, 7/15/2026 130,000 141,744
6.60%, 4/1/2040 100,000 136,592
6.60%, 4/1/2050 100,000 142,441
Walgreen Co. ,
3.10%, 9/15/2022 150,000 157,389
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 305,000 332,648
4.50%, 11/18/2034 155,000 173,691
4.10%, 4/15/2050 100,000 100,766
Walmart, Inc. ,
3.40%, 6/26/2023 500,000 539,284
2.85%, 7/8/2024 250,000 270,507
3.55%, 6/26/2025 100,000 113,083
3.25%, 7/8/2029 300,000 346,170
7.55%, 2/15/2030 82,000 125,204
5.25%, 9/1/2035 92,000 132,359
6.20%, 4/15/2038 198,000 312,949
4.05%, 6/29/2048 200,000 258,265
4,301,922
Food Products 0.3%
Archer-Daniels-Midland Co. ,
2.50%, 8/11/2026 250,000 272,027
4.50%, 3/15/2049 100,000 137,599
Campbell Soup Co. ,
4.15%, 3/15/2028 150,000 173,720
4.80%, 3/15/2048 50,000 62,942
Conagra Brands, Inc. ,
4.60%, 11/1/2025 100,000 116,414
7.00%, 10/1/2028 154,000 206,372
5.40%, 11/1/2048 50,000 68,428
General Mills, Inc. ,
3.15%, 12/15/2021 200,000 204,723
4.20%, 4/17/2028 100,000 117,400
4.70%, 4/17/2048 50,000 66,639
Hershey Co. (The) ,
2.45%, 11/15/2029 150,000 160,490
3.13%, 11/15/2049 50,000 54,627
J M Smucker Co. (The) ,
4.25%, 3/15/2035 100,000 118,783
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Kellogg Co. ,
3.25%, 4/1/2026 40,000 44,475
4.30%, 5/15/2028 250,000 292,387
Mead Johnson Nutrition Co. ,
4.13%, 11/15/2025 110,000 126,764
Mondelez International, Inc. ,
3.63%, 2/13/2026 250,000 281,617
Tyson Foods, Inc. ,
4.50%, 6/15/2022 250,000 263,692
4.55%, 6/2/2047 50,000 62,146
5.10%, 9/28/2048 100,000 134,777
Unilever Capital Corp. ,
2.00%, 7/28/2026 250,000 266,027
2.13%, 9/6/2029 100,000 105,623
5.90%, 11/15/2032 50,000 72,706
3,410,378
Gas Utilities 0.1%
Atmos Energy Corp. ,
2.63%, 9/15/2029 250,000 273,189
4.13%, 10/15/2044 100,000 122,030
Dominion Energy Gas
Holdings LLC ,
Series C, 3.90%,
11/15/2049 100,000 111,866
National Fuel Gas Co. ,
3.75%, 3/1/2023 250,000 260,085
ONE Gas, Inc. ,
2.00%, 5/15/2030 200,000 208,713
Piedmont Natural Gas Co.,
Inc. ,
3.50%, 6/1/2029 200,000 226,449
Washington Gas Light Co. ,
3.65%, 9/15/2049 50,000 55,523
1,257,855
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.88%, 9/15/2025 45,000 51,319
3.75%, 11/30/2026 226,000 262,312
5.30%, 5/27/2040 250,000 359,723
4.90%, 11/30/2046 100,000 140,189
Baxter International, Inc. ,
2.60%, 8/15/2026 100,000 108,523
Becton Dickinson and Co. ,
3.13%, 11/8/2021 250,000 256,465
4.69%, 12/15/2044 100,000 121,884
4.67%, 6/6/2047 100,000 123,259
Boston Scientific Corp. ,
4.70%, 3/1/2049 150,000 192,774
DH Europe Finance II Sarl ,
2.60%, 11/15/2029 45,000 48,728
3.25%, 11/15/2039 100,000 110,853
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 129,204
Medtronic, Inc. ,
4.38%, 3/15/2035 75,000 99,965
4.63%, 3/15/2045 150,000 202,851
Stryker Corp. ,
3.38%, 11/1/2025 80,000 89,118

48 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Stryker Corp.,
3.50%, 3/15/2026 35,000 39,445
3.65%, 3/7/2028 200,000 228,638
2.90%, 6/15/2050 200,000 200,295
Zimmer Biomet Holdings, Inc. ,
3.38%, 11/30/2021 150,000 153,546
3.55%, 3/20/2030 200,000 221,093
3,140,184
Health Care Providers & Services 1.0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 21,000 26,144
Aetna, Inc. ,
6.63%, 6/15/2036 100,000 143,420
3.88%, 8/15/2047 100,000 110,646
AmerisourceBergen Corp. ,
4.25%, 3/1/2045 100,000 113,657
Anthem, Inc. ,
3.50%, 8/15/2024 100,000 109,203
4.10%, 3/1/2028 200,000 230,517
4.65%, 8/15/2044 250,000 313,006
3.70%, 9/15/2049 100,000 112,863
Cardinal Health, Inc. ,
3.75%, 9/15/2025 170,000 190,591
4.37%, 6/15/2047 100,000 108,688
Cigna Corp. ,
3.90%, 2/15/2022 250,000 260,747
3.25%, 4/15/2025 100,000 109,488
4.50%, 2/25/2026 100,000 116,302
3.05%, 10/15/2027 100,000 109,981
4.38%, 10/15/2028 200,000 236,904
4.80%, 7/15/2046 150,000 186,103
4.90%, 12/15/2048 150,000 192,968
3.40%, 3/15/2050 200,000 209,395
CommonSpirit Health ,
2.78%, 10/1/2030 62,000 61,776
4.35%, 11/1/2042 50,000 53,552
4.19%, 10/1/2049 25,000 25,700
CVS Health Corp. ,
3.50%, 7/20/2022 150,000 157,017
3.70%, 3/9/2023 108,000 115,601
2.63%, 8/15/2024 50,000 53,328
4.10%, 3/25/2025 61,000 68,810
3.00%, 8/15/2026 50,000 54,438
4.30%, 3/25/2028 450,000 521,499
3.25%, 8/15/2029 50,000 54,693
3.75%, 4/1/2030 100,000 113,251
4.88%, 7/20/2035 100,000 125,021
4.78%, 3/25/2038 250,000 301,020
4.13%, 4/1/2040 100,000 113,107
5.05%, 3/25/2048 400,000 505,439
4.25%, 4/1/2050 150,000 174,454
Duke University Health
System, Inc. ,
Series 2017, 3.92%,
6/1/2047 138,000 163,303
HCA, Inc. ,
5.00%, 3/15/2024 200,000 224,010
4.50%, 2/15/2027 250,000 282,754
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
5.13%, 6/15/2039 30,000 36,402
5.25%, 6/15/2049 200,000 242,505
Humana, Inc. ,
3.15%, 12/1/2022 250,000 261,875
2.90%, 12/15/2022 250,000 261,774
3.95%, 8/15/2049 100,000 117,429
Kaiser Foundation Hospitals ,
4.15%, 5/1/2047 150,000 183,079
Laboratory Corp. of America
Holdings ,
3.75%, 8/23/2022 200,000 210,090
2.95%, 12/1/2029 200,000 218,306
McKesson Corp. ,
3.95%, 2/16/2028 100,000 115,121
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 29,000 29,614
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 100,000 92,037
Northwell Healthcare, Inc. ,
4.26%, 11/1/2047 20,000 22,043
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 15,000 17,165
Quest Diagnostics, Inc. ,
4.20%, 6/30/2029 50,000 58,845
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 12,000 14,092
Sutter Health ,
Series 2018, 4.09%,
8/15/2048 36,000 39,935
UnitedHealth Group, Inc. ,
2.88%, 12/15/2021 500,000 513,362
3.70%, 12/15/2025 250,000 284,435
3.38%, 4/15/2027 250,000 282,118
3.88%, 12/15/2028 200,000 236,691
2.88%, 8/15/2029 50,000 55,581
4.63%, 7/15/2035 25,000 32,728
5.80%, 3/15/2036 200,000 288,528
4.25%, 6/15/2048 100,000 127,240
3.70%, 8/15/2049 200,000 238,136
3.88%, 8/15/2059 150,000 181,439
3.13%, 5/15/2060 150,000 160,242
10,370,208
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. ,
3.20%, 8/8/2024 100,000 101,141
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 100,000 111,372
Series R, 3.13%, 6/15/2026 200,000 200,643
McDonald's Corp. ,
3.35%, 4/1/2023 250,000 266,158
3.50%, 7/1/2027 100,000 113,151
3.60%, 7/1/2030 100,000 115,297
4.88%, 7/15/2040 50,000 64,029

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
McDonald’s Corp.,
4.88%, 12/9/2045 250,000 323,538
3.63%, 9/1/2049 100,000 110,878
4.20%, 4/1/2050 100,000 120,595
Sands China Ltd. ,
5.40%, 8/8/2028 200,000 217,194
Starbucks Corp. ,
3.80%, 8/15/2025 100,000 113,315
4.00%, 11/15/2028 250,000 291,848
4.45%, 8/15/2049 100,000 121,157
3.50%, 11/15/2050 200,000 212,025
2,482,341
Household Durables 0.0%
†
DR Horton, Inc. ,
2.50%, 10/15/2024 85,000 89,833
Whirlpool Corp. ,
3.70%, 5/1/2025 100,000 111,519
201,352
Household Products 0.1%
Colgate-Palmolive Co. ,
2.45%, 11/15/2021 100,000 102,266
Kimberly-Clark Corp. ,
3.20%, 7/30/2046 85,000 95,819
2.88%, 2/7/2050 100,000 107,937
Procter & Gamble Co. (The) ,
3.00%, 3/25/2030 200,000 229,740
535,762
Independent Power and Renewable Electricity Producers
0.1%
Exelon Generation Co. LLC ,
5.75%, 10/1/2041 150,000 169,273
5.60%, 6/15/2042 100,000 112,349
Oglethorpe Power Corp. ,
5.05%, 10/1/2048 75,000 87,157
PSEG Power LLC ,
3.85%, 6/1/2023 300,000 323,329
Southern Power Co. ,
4.15%, 12/1/2025 250,000 286,660
978,768
Industrial Conglomerates 0.3%
3M Co. ,
3.00%, 8/7/2025 250,000 276,466
3.38%, 3/1/2029 100,000 114,693
5.70%, 3/15/2037 50,000 72,614
3.25%, 8/26/2049 125,000 138,594
General Electric Co. ,
2.70%, 10/9/2022 125,000 129,617
3.38%, 3/11/2024 150,000 161,437
3.63%, 5/1/2030 300,000 316,434
6.75%, 3/15/2032 106,000 136,547
6.15%, 8/7/2037 144,000 176,969
6.88%, 1/10/2039 100,000 131,916
4.25%, 5/1/2040 200,000 209,614
4.35%, 5/1/2050 100,000 105,701
Honeywell International, Inc. ,
1.85%, 11/1/2021 500,000 506,826
3.81%, 11/21/2047 100,000 122,776
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 60,332
1.75%, 2/15/2031 100,000 98,504
Trane Technologies Global
Holding Co. Ltd. ,
5.75%, 6/15/2043 50,000 68,818
Trane Technologies
Luxembourg Finance SA ,
3.55%, 11/1/2024 250,000 275,865
3,103,723
Insurance 0.8%
Aflac, Inc. ,
3.63%, 11/15/2024 250,000 278,008
3.60%, 4/1/2030 200,000 231,675
Alleghany Corp. ,
4.95%, 6/27/2022 250,000 267,006
Allstate Corp. (The) ,
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(d) 145,000 189,225
American International Group,
Inc. ,
4.25%, 3/15/2029 250,000 294,890
4.50%, 7/16/2044 100,000 119,528
4.80%, 7/10/2045 100,000 123,982
4.75%, 4/1/2048 150,000 187,445
Aon plc ,
3.88%, 12/15/2025 100,000 113,948
4.75%, 5/15/2045 100,000 130,631
Arch Capital Finance LLC ,
4.01%, 12/15/2026 250,000 287,350
Berkshire Hathaway Finance
Corp. ,
4.40%, 5/15/2042 150,000 190,136
4.20%, 8/15/2048 100,000 125,137
4.25%, 1/15/2049 100,000 126,485
Brighthouse Financial, Inc. ,
3.70%, 6/22/2027 250,000 263,279
Chubb INA Holdings, Inc. ,
2.70%, 3/13/2023 250,000 263,054
3.35%, 5/3/2026 45,000 50,786
4.35%, 11/3/2045 100,000 129,353
CNA Financial Corp. ,
3.90%, 5/1/2029 50,000 56,723
Globe Life, Inc. ,
2.15%, 8/15/2030 100,000 99,515
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 100,000 142,544
Lincoln National Corp. ,
4.35%, 3/1/2048 100,000 113,968
Loews Corp. ,
4.13%, 5/15/2043 100,000 113,553
Manulife Financial Corp. ,
4.15%, 3/4/2026 100,000 116,383
Markel Corp. ,
5.00%, 5/20/2049 100,000 132,660
Marsh & McLennan Cos., Inc. ,
4.90%, 3/15/2049 150,000 207,259

50 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
MetLife, Inc. ,
3.05%, 12/15/2022(e) 250,000 264,218
5.70%, 6/15/2035 86,000 123,906
6.40%, 12/15/2036 100,000 123,519
4.13%, 8/13/2042 200,000 238,560
4.60%, 5/13/2046 85,000 109,726
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(f) 75,000 88,040
Principal Financial Group, Inc. ,
3.30%, 9/15/2022 250,000 263,115
3.70%, 5/15/2029 200,000 232,732
Progressive Corp. (The) ,
6.25%, 12/1/2032 113,000 164,396
4.13%, 4/15/2047 100,000 127,704
Prudential Financial, Inc. ,
6.63%, 6/21/2040 100,000 147,402
(ICE LIBOR USD 3
Month + 3.92%), 5.63%,
6/15/2043(d) 400,000 426,454
3.91%, 12/7/2047 130,000 145,994
3.70%, 3/13/2051 200,000 220,580
Travelers Cos., Inc. (The) ,
4.00%, 5/30/2047 150,000 183,281
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 133,000 196,361
Unum Group ,
4.00%, 6/15/2029 250,000 273,645
Willis North America, Inc. ,
2.95%, 9/15/2029 30,000 32,628
3.88%, 9/15/2049 100,000 115,823
XLIT Ltd. ,
4.45%, 3/31/2025 150,000 169,281
8,001,888
Interactive Media & Services 0.1%
Alphabet, Inc. ,
1.90%, 8/15/2040 200,000 188,001
2.05%, 8/15/2050 200,000 180,468
Baidu, Inc. ,
4.38%, 5/14/2024 200,000 219,272
587,741
Internet & Direct Marketing Retail 0.3%
Alibaba Group Holding Ltd. ,
3.13%, 11/28/2021 200,000 204,777
4.20%, 12/6/2047 250,000 308,030
Amazon.com, Inc. ,
3.30%, 12/5/2021 250,000 256,917
2.80%, 8/22/2024 150,000 161,912
3.15%, 8/22/2027 350,000 396,412
4.80%, 12/5/2034 100,000 135,990
3.88%, 8/22/2037 100,000 122,226
4.05%, 8/22/2047 200,000 255,419
2.50%, 6/3/2050 200,000 197,162
4.25%, 8/22/2057 200,000 264,767
Booking Holdings, Inc. ,
4.63%, 4/13/2030 200,000 236,643
Corporate Bonds
Principal
Amount ($) Value ($)
Internet & Direct Marketing Retail
eBay, Inc. ,
3.80%, 3/9/2022 140,000 145,929
4.00%, 7/15/2042 100,000 110,823
Expedia Group, Inc. ,
3.25%, 2/15/2030 65,000 63,053
2,860,060
IT Services 0.5%
Automatic Data Processing,
Inc. ,
1.25%, 9/1/2030 100,000 97,661
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 80,000 89,111
Fidelity National Information
Services, Inc. ,
3.75%, 5/21/2029 50,000 57,554
Fiserv, Inc. ,
2.75%, 7/1/2024 200,000 213,685
4.20%, 10/1/2028 100,000 117,366
4.40%, 7/1/2049 200,000 246,329
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 264,506
4.15%, 8/15/2049 100,000 115,360
International Business
Machines Corp. ,
3.00%, 5/15/2024 400,000 432,361
3.45%, 2/19/2026 250,000 280,576
1.70%, 5/15/2027 100,000 102,054
3.50%, 5/15/2029 200,000 228,382
1.95%, 5/15/2030 200,000 202,770
5.88%, 11/29/2032 250,000 358,522
4.25%, 5/15/2049 200,000 245,878
Mastercard, Inc. ,
2.00%, 3/3/2025 300,000 317,795
3.95%, 2/26/2048 150,000 186,669
PayPal Holdings, Inc. ,
2.40%, 10/1/2024 35,000 37,143
2.85%, 10/1/2029 70,000 76,118
2.30%, 6/1/2030 250,000 262,088
Visa, Inc. ,
3.15%, 12/14/2025 195,000 216,897
2.05%, 4/15/2030 200,000 210,928
1.10%, 2/15/2031 200,000 192,688
4.15%, 12/14/2035 150,000 191,398
4.30%, 12/14/2045 100,000 130,264
Western Union Co. (The) ,
6.20%, 11/17/2036 100,000 118,662
4,992,765
Leisure Products 0.0%
†
Hasbro, Inc. ,
3.55%, 11/19/2026 200,000 215,325
3.90%, 11/19/2029 50,000 53,682
269,007
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 100,000 107,125

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Life Sciences Tools & Services
PerkinElmer, Inc. ,
3.30%, 9/15/2029 50,000 55,124
Thermo Fisher Scientific, Inc. ,
3.20%, 8/15/2027 250,000 279,189
2.60%, 10/1/2029 65,000 70,553
511,991
Machinery 0.3%
Caterpillar, Inc. ,
2.60%, 6/26/2022 250,000 257,680
2.60%, 4/9/2030 200,000 216,496
6.05%, 8/15/2036 123,000 180,733
3.80%, 8/15/2042 97,000 119,137
3.25%, 9/19/2049 100,000 110,353
Deere & Co. ,
3.90%, 6/9/2042 100,000 125,587
3.75%, 4/15/2050 200,000 246,528
Dover Corp. ,
2.95%, 11/4/2029 50,000 53,596
5.38%, 3/1/2041 50,000 63,231
Fortive Corp. ,
4.30%, 6/15/2046 100,000 117,617
IDEX Corp. ,
4.20%, 12/15/2021 200,000 205,582
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 268,934
Otis Worldwide Corp. ,
2.57%, 2/15/2030 100,000 106,322
3.11%, 2/15/2040 100,000 105,980
Parker-Hannifin Corp. ,
4.20%, 11/21/2034 250,000 302,074
Snap-on, Inc. ,
3.10%, 5/1/2050 100,000 105,636
Stanley Black & Decker, Inc. ,
2.90%, 11/1/2022 150,000 157,278
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.66%),
4.00%, 3/15/2060(d) 50,000 52,161
Westinghouse Air Brake
Technologies Corp. ,
4.95%, 9/15/2028(e) 100,000 115,279
2,910,204
Media 0.8%
Charter Communications
Operating LLC ,
4.50%, 2/1/2024 300,000 331,909
3.75%, 2/15/2028 250,000 275,412
6.48%, 10/23/2045 100,000 134,157
4.80%, 3/1/2050 250,000 283,608
6.83%, 10/23/2055 250,000 351,871
Comcast Corp. ,
3.00%, 2/1/2024 1,000,000 1,075,789
4.15%, 10/15/2028 200,000 237,847
4.25%, 1/15/2033 100,000 122,436
7.05%, 3/15/2033 105,000 158,877
6.50%, 11/15/2035 70,000 105,359
4.60%, 10/15/2038 250,000 316,970
3.97%, 11/1/2047 296,000 354,047
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
4.70%, 10/15/2048 650,000 868,608
3.45%, 2/1/2050 100,000 111,014
2.80%, 1/15/2051 300,000 297,127
Discovery Communications
LLC ,
3.45%, 3/15/2025 135,000 147,337
4.90%, 3/11/2026 50,000 58,117
3.95%, 3/20/2028 100,000 112,455
3.63%, 5/15/2030 200,000 221,015
5.00%, 9/20/2037 50,000 59,638
5.30%, 5/15/2049 125,000 149,719
4.00%, 9/15/2055(b) 60,000 60,553
Fox Corp. ,
5.48%, 1/25/2039 100,000 132,395
5.58%, 1/25/2049 100,000 136,060
Grupo Televisa SAB ,
6.13%, 1/31/2046 200,000 258,301
Omnicom Group, Inc. ,
3.63%, 5/1/2022 50,000 52,300
3.60%, 4/15/2026 250,000 280,276
Time Warner Cable LLC ,
6.75%, 6/15/2039 50,000 66,666
5.50%, 9/1/2041 100,000 119,779
4.50%, 9/15/2042 250,000 270,923
ViacomCBS, Inc. ,
3.70%, 8/15/2024 250,000 272,697
5.50%, 5/15/2033 82,000 100,996
4.38%, 3/15/2043 200,000 215,571
4.95%, 5/19/2050 150,000 175,591
WPP Finance 2010 ,
3.75%, 9/19/2024 250,000 273,913
8,189,333
Metals & Mining 0.3%
Barrick Gold Corp. ,
5.25%, 4/1/2042 200,000 271,090
BHP Billiton Finance USA Ltd. ,
6.42%, 3/1/2026 55,000 69,552
5.00%, 9/30/2043 150,000 207,267
Newmont Corp. ,
5.88%, 4/1/2035 164,000 234,131
Nucor Corp. ,
4.00%, 8/1/2023 250,000 270,702
2.70%, 6/1/2030 200,000 213,260
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 144,000 206,757
Rio Tinto Finance USA plc ,
4.13%, 8/21/2042 50,000 62,259
Southern Copper Corp. ,
6.75%, 4/16/2040 100,000 143,148
5.88%, 4/23/2045 150,000 204,944
Teck Resources Ltd. ,
5.20%, 3/1/2042 150,000 153,060
Vale Overseas Ltd. ,
6.25%, 8/10/2026 250,000 298,300
6.88%, 11/10/2039 100,000 137,150
2,471,620

52 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multiline Retail 0.1%
Dollar General Corp. ,
3.25%, 4/15/2023 400,000 424,096
Dollar Tree, Inc. ,
3.70%, 5/15/2023 200,000 214,454
Kohl's Corp. ,
3.25%, 2/1/2023 150,000 152,110
Target Corp. ,
2.50%, 4/15/2026 250,000 273,749
3.63%, 4/15/2046 100,000 121,779
3.90%, 11/15/2047 100,000 127,332
1,313,520
Multi-Utilities 0.5%
Ameren Corp. ,
3.65%, 2/15/2026 250,000 281,009
Ameren Illinois Co. ,
2.70%, 9/1/2022 350,000 362,339
Berkshire Hathaway Energy
Co. ,
3.50%, 2/1/2025 250,000 275,906
4.45%, 1/15/2049 100,000 126,940
4.25%, 10/15/2050(b) 200,000 246,468
Black Hills Corp. ,
3.05%, 10/15/2029 125,000 135,049
CenterPoint Energy, Inc. ,
2.50%, 9/1/2022 100,000 103,366
2.95%, 3/1/2030 100,000 108,354
CMS Energy Corp. ,
3.00%, 5/15/2026 100,000 109,772
Consolidated Edison Co. of
New York, Inc. ,
5.70%, 6/15/2040 150,000 208,665
3.95%, 3/1/2043 100,000 114,596
4.45%, 3/15/2044 200,000 243,219
3.70%, 11/15/2059 100,000 112,982
Consumers Energy Co. ,
3.75%, 2/15/2050 150,000 180,015
3.50%, 8/1/2051 100,000 116,472
Dominion Energy, Inc. ,
4.25%, 6/1/2028 250,000 293,834
Series B, 5.95%, 6/15/2035 174,000 238,970
Series C, 4.90%, 8/1/2041 100,000 126,677
DTE Energy Co. ,
2.95%, 3/1/2030 100,000 107,777
NiSource, Inc. ,
1.70%, 2/15/2031 100,000 97,914
5.95%, 6/15/2041 50,000 67,687
4.38%, 5/15/2047 100,000 121,864
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 277,839
Puget Sound Energy, Inc. ,
3.25%, 9/15/2049 100,000 108,112
Sempra Energy ,
4.05%, 12/1/2023 200,000 218,154
6.00%, 10/15/2039 100,000 136,521
4.00%, 2/1/2048 150,000 168,623
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 246,972
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp.,
4.40%, 6/1/2043 100,000 117,071
WEC Energy Group, Inc. ,
3.55%, 6/15/2025 100,000 111,606
5,164,773
Oil, Gas & Consumable Fuels 2.1%
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 250,000 276,488
4.23%, 11/6/2028 300,000 348,472
3.63%, 4/6/2030 200,000 225,367
1.75%, 8/10/2030 200,000 194,798
BP Capital Markets plc ,
3.56%, 11/1/2021 250,000 257,809
3.06%, 3/17/2022 210,000 217,622
3.51%, 3/17/2025 250,000 276,510
Canadian Natural Resources
Ltd. ,
3.85%, 6/1/2027 350,000 369,702
6.25%, 3/15/2038 85,000 98,668
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 100,000 111,961
3.70%, 11/15/2029 65,000 68,006
Chevron Corp. ,
2.36%, 12/5/2022 250,000 259,227
2.95%, 5/16/2026 250,000 276,467
2.24%, 5/11/2030 300,000 313,969
CNOOC Finance 2014 ULC ,
4.25%, 4/30/2024 200,000 220,316
CNOOC Finance 2015 USA
LLC ,
4.38%, 5/2/2028 200,000 233,426
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 92,000 127,543
6.40%, 5/15/2037 100,000 147,077
Concho Resources, Inc. ,
4.30%, 8/15/2028 250,000 286,717
ConocoPhillips ,
5.90%, 10/15/2032 123,000 164,611
6.50%, 2/1/2039 200,000 285,646
Devon Energy Corp. ,
5.00%, 6/15/2045 200,000 191,263
Ecopetrol SA ,
5.88%, 5/28/2045 225,000 245,408
Enable Midstream Partners
LP ,
5.00%, 5/15/2044(e) 50,000 41,087
Enbridge Energy Partners LP ,
7.38%, 10/15/2045 100,000 144,681
Enbridge, Inc. ,
3.13%, 11/15/2029 100,000 105,098
5.50%, 12/1/2046 50,000 62,502
Energy Transfer Operating LP ,
5.20%, 2/1/2022 250,000 258,759
4.25%, 3/15/2023 250,000 260,289
5.25%, 4/15/2029 100,000 108,230

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 53
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer Operating LP,
3.75%, 5/15/2030 200,000 195,992
6.05%, 6/1/2041 100,000 102,084
6.50%, 2/1/2042 250,000 265,891
6.25%, 4/15/2049 100,000 105,328
5.00%, 5/15/2050 100,000 93,055
Enterprise Products Operating
LLC ,
3.13%, 7/31/2029 100,000 107,693
2.80%, 1/31/2030 200,000 209,814
6.13%, 10/15/2039 90,000 116,135
4.85%, 8/15/2042 150,000 170,807
4.95%, 10/15/2054 450,000 510,797
EOG Resources, Inc. ,
4.95%, 4/15/2050 100,000 123,597
Equinor ASA ,
2.88%, 4/6/2025 300,000 324,255
3.95%, 5/15/2043 150,000 169,517
3.25%, 11/18/2049 100,000 102,313
3.70%, 4/6/2050 100,000 110,692
Exxon Mobil Corp. ,
1.57%, 4/15/2023 100,000 102,745
3.18%, 3/15/2024 200,000 214,930
2.71%, 3/6/2025 250,000 268,523
2.99%, 3/19/2025 200,000 217,522
3.04%, 3/1/2026 75,000 82,644
3.29%, 3/19/2027 200,000 222,575
3.48%, 3/19/2030 200,000 225,425
3.00%, 8/16/2039 100,000 100,751
4.23%, 3/19/2040 200,000 237,322
4.11%, 3/1/2046 100,000 114,545
4.33%, 3/19/2050 63,000 75,695
3.45%, 4/15/2051 187,000 197,427
Hess Corp. ,
4.30%, 4/1/2027 100,000 103,421
7.30%, 8/15/2031 127,000 154,646
Husky Energy, Inc. ,
3.95%, 4/15/2022 200,000 203,998
Kinder Morgan Energy
Partners LP ,
5.80%, 3/15/2035 144,000 171,231
6.38%, 3/1/2041 100,000 122,243
Kinder Morgan, Inc. ,
4.30%, 6/1/2025 335,000 376,088
5.55%, 6/1/2045 100,000 116,659
5.05%, 2/15/2046 250,000 280,258
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 100,000 102,957
Marathon Oil Corp. ,
6.80%, 3/15/2032 82,000 88,045
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 200,000 221,984
6.50%, 3/1/2041 100,000 116,406
4.50%, 4/1/2048 100,000 95,624
MPLX LP ,
4.50%, 7/15/2023 150,000 161,948
4.88%, 6/1/2025 250,000 282,175
4.13%, 3/1/2027 200,000 218,512
4.00%, 3/15/2028 250,000 271,159
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
MPLX LP,
2.65%, 8/15/2030 200,000 192,320
4.70%, 4/15/2048 150,000 147,626
Noble Energy, Inc. ,
3.90%, 11/15/2024 250,000 276,212
6.00%, 3/1/2041 150,000 210,768
ONEOK, Inc. ,
2.75%, 9/1/2024 250,000 253,538
3.10%, 3/15/2030 100,000 95,863
4.95%, 7/13/2047 150,000 142,894
5.20%, 7/15/2048 100,000 98,271
Phillips 66 ,
5.88%, 5/1/2042 150,000 184,899
Phillips 66 Partners LP ,
3.75%, 3/1/2028 250,000 260,392
Plains All American Pipeline
LP ,
4.70%, 6/15/2044 200,000 174,768
Sabine Pass Liquefaction
LLC ,
6.25%, 3/15/2022 250,000 264,206
5.00%, 3/15/2027 250,000 280,444
Spectra Energy Partners LP ,
3.50%, 3/15/2025 250,000 271,111
Suncor Energy, Inc. ,
3.60%, 12/1/2024 120,000 130,222
5.95%, 5/15/2035 89,000 107,602
4.00%, 11/15/2047 100,000 98,469
Sunoco Logistics Partners
Operations LP ,
5.35%, 5/15/2045 150,000 141,689
Total Capital International SA ,
3.70%, 1/15/2024 500,000 546,674
3.46%, 2/19/2029 200,000 227,297
3.46%, 7/12/2049 100,000 106,010
TransCanada PipeLines Ltd. ,
4.25%, 5/15/2028 250,000 285,569
4.10%, 4/15/2030 150,000 169,976
5.85%, 3/15/2036 150,000 194,641
5.10%, 3/15/2049 150,000 188,451
Valero Energy Corp. ,
3.65%, 3/15/2025 205,000 217,950
7.50%, 4/15/2032 82,000 105,683
6.63%, 6/15/2037 100,000 117,594
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 300,000 328,039
4.55%, 6/24/2024 250,000 275,762
5.40%, 3/4/2044 250,000 272,801
4.85%, 3/1/2048 100,000 108,535
20,509,423
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 100,000 160,096
Personal Products 0.0%
†
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 250,000 263,535

54 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Products
Estee Lauder Cos., Inc. (The),
3.13%, 12/1/2049 100,000 110,349
373,884
Pharmaceuticals 1.2%
AstraZeneca plc ,
3.38%, 11/16/2025 250,000 280,439
6.45%, 9/15/2037 50,000 74,646
4.38%, 11/16/2045 150,000 192,241
4.38%, 8/17/2048 150,000 194,654
Bristol-Myers Squibb Co. ,
3.25%, 8/15/2022 200,000 210,266
2.90%, 7/26/2024 500,000 539,469
3.20%, 6/15/2026 200,000 223,743
3.40%, 7/26/2029 100,000 115,393
4.63%, 5/15/2044 150,000 195,661
5.00%, 8/15/2045 250,000 342,896
4.25%, 10/26/2049 100,000 127,069
Eli Lilly & Co. ,
2.75%, 6/1/2025 45,000 49,067
3.10%, 5/15/2027 200,000 224,108
3.95%, 3/15/2049 100,000 123,400
Eli Lilly and Co. ,
2.25%, 5/15/2050 200,000 185,504
GlaxoSmithKline Capital plc ,
2.85%, 5/8/2022 250,000 259,489
3.38%, 6/1/2029 250,000 285,065
GlaxoSmithKline Capital, Inc. ,
5.38%, 4/15/2034 139,000 191,951
Johnson & Johnson ,
2.45%, 12/5/2021 250,000 256,047
2.45%, 3/1/2026 75,000 81,337
4.95%, 5/15/2033 287,000 392,353
3.63%, 3/3/2037 250,000 297,168
3.75%, 3/3/2047 100,000 124,955
2.45%, 9/1/2060 200,000 197,032
Merck & Co., Inc. ,
2.75%, 2/10/2025 470,000 509,171
3.40%, 3/7/2029 300,000 346,736
4.15%, 5/18/2043 100,000 124,486
4.00%, 3/7/2049 100,000 125,470
2.45%, 6/24/2050 100,000 98,706
Mylan NV ,
3.95%, 6/15/2026 100,000 112,529
Mylan, Inc. ,
4.55%, 4/15/2028 150,000 173,977
5.20%, 4/15/2048 100,000 123,776
Novartis Capital Corp. ,
3.40%, 5/6/2024 250,000 274,320
3.00%, 11/20/2025 250,000 276,555
2.20%, 8/14/2030 300,000 318,449
4.00%, 11/20/2045 100,000 127,009
Perrigo Finance Unlimited Co. ,
3.15%, 6/15/2030 200,000 205,985
Pfizer, Inc. ,
2.95%, 3/15/2024 250,000 269,437
3.00%, 12/15/2026 250,000 281,189
7.20%, 3/15/2039 275,000 454,584
4.13%, 12/15/2046 200,000 253,512
4.00%, 3/15/2049 100,000 125,447
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pharmacia LLC ,
6.60%, 12/1/2028(e) 123,000 169,140
Royalty Pharma plc ,
0.75%, 9/2/2023(b) 200,000 199,906
3.55%, 9/2/2050(b) 100,000 94,837
Sanofi ,
3.63%, 6/19/2028 250,000 289,969
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 190,000 211,169
Takeda Pharmaceutical Co.
Ltd. ,
3.03%, 7/9/2040 200,000 204,918
3.18%, 7/9/2050 200,000 200,963
Upjohn, Inc. ,
3.85%, 6/22/2040(b) 200,000 214,481
Zoetis, Inc. ,
3.25%, 2/1/2023 250,000 263,428
4.50%, 11/13/2025 115,000 134,906
4.70%, 2/1/2043 100,000 130,980
11,479,988
Professional Services 0.0%
†
Thomson Reuters Corp. ,
3.35%, 5/15/2026 140,000 156,061
Road & Rail 0.4%
Burlington Northern Santa Fe
LLC ,
7.95%, 8/15/2030 144,000 214,774
5.05%, 3/1/2041 350,000 464,221
4.70%, 9/1/2045 150,000 197,235
Canadian National Railway
Co. ,
6.90%, 7/15/2028 168,000 230,852
6.20%, 6/1/2036 64,000 95,884
Canadian Pacific Railway Co. ,
2.90%, 2/1/2025 100,000 108,160
4.80%, 8/1/2045 150,000 197,112
CSX Corp. ,
5.50%, 4/15/2041 100,000 135,732
3.35%, 9/15/2049 100,000 108,690
3.95%, 5/1/2050 250,000 299,762
Kansas City Southern ,
2.88%, 11/15/2029 60,000 63,455
4.20%, 11/15/2069 100,000 107,506
Norfolk Southern Corp. ,
2.90%, 2/15/2023 92,000 96,577
2.55%, 11/1/2029 50,000 53,607
4.84%, 10/1/2041 15,000 19,488
4.45%, 6/15/2045 50,000 62,211
3.40%, 11/1/2049 70,000 76,639
4.05%, 8/15/2052 132,000 159,118
Ryder System, Inc. ,
2.50%, 9/1/2024 45,000 47,500
2.90%, 12/1/2026 90,000 97,339
Union Pacific Corp. ,
2.40%, 2/5/2030 200,000 212,708
3.60%, 9/15/2037 100,000 112,600
4.05%, 3/1/2046 105,000 124,806

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Road & Rail
Union Pacific Corp.,
4.50%, 9/10/2048 150,000 192,669
3.25%, 2/5/2050 250,000 267,854
3.95%, 8/15/2059 100,000 114,303
3,860,802
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc. ,
1.75%, 6/1/2030 100,000 102,154
4.35%, 4/1/2047 100,000 131,108
Broadcom Corp. ,
3.63%, 1/15/2024 750,000 805,663
3.88%, 1/15/2027 200,000 220,986
Broadcom, Inc. ,
3.63%, 10/15/2024 200,000 218,218
4.70%, 4/15/2025 200,000 227,267
5.00%, 4/15/2030 150,000 176,928
4.15%, 11/15/2030 300,000 335,997
Intel Corp. ,
2.70%, 12/15/2022 250,000 262,183
3.40%, 3/25/2025 100,000 111,092
3.70%, 7/29/2025 150,000 169,431
3.75%, 3/25/2027 100,000 115,278
2.45%, 11/15/2029 250,000 269,599
3.90%, 3/25/2030 200,000 238,953
4.10%, 5/11/2047 100,000 123,317
3.73%, 12/8/2047 207,000 242,220
4.75%, 3/25/2050 150,000 202,233
KLA Corp. ,
4.65%, 11/1/2024 215,000 244,493
3.30%, 3/1/2050 50,000 52,266
Lam Research Corp. ,
3.80%, 3/15/2025 145,000 162,927
1.90%, 6/15/2030 60,000 61,768
4.88%, 3/15/2049 100,000 138,338
2.88%, 6/15/2050 55,000 56,250
Micron Technology, Inc. ,
4.19%, 2/15/2027 250,000 282,060
NVIDIA Corp. ,
2.85%, 4/1/2030 200,000 221,413
3.50%, 4/1/2050 100,000 114,485
NXP BV ,
4.30%, 6/18/2029(b) 150,000 173,779
QUALCOMM, Inc. ,
3.25%, 5/20/2027 100,000 111,153
1.30%, 5/20/2028(b) 73,000 72,035
1.65%, 5/20/2032(b) 200,000 195,359
4.65%, 5/20/2035 250,000 327,495
Texas Instruments, Inc. ,
4.15%, 5/15/2048 100,000 130,136
Xilinx, Inc. ,
2.95%, 6/1/2024 100,000 106,759
6,403,343
Software 0.7%
Adobe, Inc. ,
3.25%, 2/1/2025 70,000 77,323
CA, Inc. ,
4.50%, 8/15/2023 240,000 254,590
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Microsoft Corp. ,
2.00%, 8/8/2023 250,000 260,996
2.88%, 2/6/2024 85,000 91,219
2.40%, 8/8/2026 465,000 505,914
3.30%, 2/6/2027 400,000 454,678
3.50%, 2/12/2035 65,000 78,763
3.45%, 8/8/2036 250,000 299,929
4.45%, 11/3/2045 200,000 273,895
3.70%, 8/8/2046 200,000 244,699
2.53%, 6/1/2050 475,000 481,500
2.68%, 6/1/2060 166,000 168,416
Oracle Corp. ,
2.40%, 9/15/2023 350,000 368,187
2.50%, 4/1/2025 100,000 107,114
2.95%, 5/15/2025 150,000 163,294
2.65%, 7/15/2026 145,000 157,866
2.80%, 4/1/2027 400,000 435,458
3.25%, 11/15/2027 200,000 224,786
2.95%, 4/1/2030 200,000 219,911
3.25%, 5/15/2030 100,000 113,737
4.30%, 7/8/2034 150,000 185,623
3.60%, 4/1/2040 200,000 222,099
4.13%, 5/15/2045 150,000 176,320
4.00%, 7/15/2046 350,000 403,889
3.60%, 4/1/2050 200,000 219,847
3.85%, 4/1/2060 100,000 113,040
ServiceNow, Inc. ,
1.40%, 9/1/2030 75,000 72,405
VMware, Inc. ,
4.70%, 5/15/2030 200,000 235,771
6,611,269
Specialty Retail 0.3%
AutoZone, Inc. ,
3.13%, 4/18/2024 250,000 269,237
3.25%, 4/15/2025 165,000 180,058
Home Depot, Inc. (The) ,
2.63%, 6/1/2022 250,000 259,060
3.35%, 9/15/2025 120,000 134,936
2.50%, 4/15/2027 100,000 108,185
2.95%, 6/15/2029 100,000 112,356
3.30%, 4/15/2040 100,000 113,035
5.95%, 4/1/2041 100,000 149,667
4.40%, 3/15/2045 200,000 255,530
4.50%, 12/6/2048 100,000 132,361
3.13%, 12/15/2049 100,000 108,685
3.35%, 4/15/2050 100,000 112,933
Lowe's Cos., Inc. ,
6.50%, 3/15/2029 164,000 219,489
3.65%, 4/5/2029 200,000 229,913
3.00%, 10/15/2050 200,000 204,088
TJX Cos., Inc. (The) ,
3.88%, 4/15/2030 200,000 236,627
2,826,160
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. ,
2.30%, 5/11/2022 250,000 257,032
1.70%, 9/11/2022 630,000 646,531
0.75%, 5/11/2023 500,000 504,855

56 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
3.45%, 5/6/2024 300,000 329,566
2.50%, 2/9/2025 170,000 182,777
3.25%, 2/23/2026 95,000 106,193
2.45%, 8/4/2026 190,000 206,096
3.00%, 11/13/2027 100,000 112,016
1.65%, 5/11/2030 100,000 101,994
3.85%, 5/4/2043 250,000 305,070
4.38%, 5/13/2045 145,000 191,193
4.65%, 2/23/2046 230,000 312,798
2.95%, 9/11/2049 300,000 320,166
2.65%, 5/11/2050 100,000 100,352
Dell International LLC ,
5.45%, 6/15/2023(b) 200,000 220,116
6.02%, 6/15/2026(b) 240,000 284,121
5.30%, 10/1/2029(b) 100,000 115,737
8.35%, 7/15/2046(b) 150,000 204,129
Hewlett Packard Enterprise
Co. ,
2.25%, 4/1/2023 250,000 258,685
6.35%, 10/15/2045(e) 100,000 127,706
HP, Inc. ,
6.00%, 9/15/2041 100,000 121,659
Seagate HDD Cayman ,
4.09%, 6/1/2029(b) 107,000 115,169
5,123,961
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030 100,000 111,558
3.38%, 11/1/2046 100,000 114,576
3.38%, 3/27/2050 100,000 114,398
340,532
Thrifts & Mortgage Finance 0.0%
†
BPCE SA ,
4.00%, 4/15/2024 250,000 276,474
Tobacco 0.4%
Altria Group, Inc. ,
2.85%, 8/9/2022 250,000 260,277
2.35%, 5/6/2025 300,000 316,351
4.80%, 2/14/2029 200,000 234,664
3.40%, 5/6/2030 200,000 217,041
4.25%, 8/9/2042 100,000 107,166
5.38%, 1/31/2044 100,000 122,971
5.95%, 2/14/2049 150,000 198,272
BAT Capital Corp. ,
3.22%, 8/15/2024 150,000 160,935
3.56%, 8/15/2027 200,000 215,650
3.46%, 9/6/2029 50,000 53,526
4.39%, 8/15/2037 100,000 106,694
4.54%, 8/15/2047 150,000 157,254
4.76%, 9/6/2049 50,000 53,940
3.98%, 9/25/2050 100,000 96,801
Philip Morris International,
Inc. ,
2.38%, 8/17/2022 200,000 206,862
3.60%, 11/15/2023 250,000 272,816
4.88%, 11/15/2043 150,000 192,662
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
4.25%, 11/10/2044 100,000 119,219
Reynolds American, Inc. ,
4.85%, 9/15/2023 200,000 223,666
4.45%, 6/12/2025 100,000 112,954
5.70%, 8/15/2035 75,000 92,015
5.85%, 8/15/2045 100,000 121,596
3,643,332
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
2.25%, 1/15/2023 250,000 251,914
3.63%, 12/1/2027 250,000 249,733
Aircastle Ltd. ,
5.00%, 4/1/2023 50,000 50,971
4.13%, 5/1/2024 100,000 98,732
GATX Corp. ,
4.00%, 6/30/2030 200,000 230,471
881,821
Water Utilities 0.1%
American Water Capital Corp. ,
3.45%, 6/1/2029 100,000 113,701
4.30%, 9/1/2045 150,000 185,610
Essential Utilities, Inc. ,
3.35%, 4/15/2050 150,000 156,660
455,971
Wireless Telecommunication Services 0.4%
America Movil SAB de CV ,
3.13%, 7/16/2022 250,000 258,882
2.88%, 5/7/2030 200,000 214,816
6.38%, 3/1/2035 123,000 177,573
Rogers Communications, Inc. ,
5.00%, 3/15/2044 250,000 320,531
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 200,000 219,122
3.75%, 4/15/2027(b) 200,000 222,874
3.88%, 4/15/2030(b) 300,000 337,008
4.38%, 4/15/2040(b) 100,000 115,499
4.50%, 4/15/2050(b) 200,000 232,897
3.30%, 2/15/2051(b) 100,000 96,466
Vodafone Group plc ,
3.75%, 1/16/2024 400,000 436,210
4.38%, 5/30/2028 250,000 295,464
7.88%, 2/15/2030 144,000 209,783
6.15%, 2/27/2037 75,000 104,239
5.25%, 5/30/2048 75,000 96,725
4.88%, 6/19/2049 100,000 123,693
4.25%, 9/17/2050 140,000 160,552
3,622,334
Total Corporate Bonds
(cost $253,198,367)
276,411,983

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 57
Foreign Government Securities 1.8%
Principal
Amount ($) Value ($)
CANADA 0.3%
Canada Government Bond ,
2.00%, 11/15/2022 250,000 259,073
Export Development Canada ,
2.50%, 1/24/2023 500,000 524,445
Province of Alberta ,
2.95%, 1/23/2024 250,000 269,234
3.30%, 3/15/2028 100,000 114,971
Province of New Brunswick ,
3.63%, 2/24/2028 100,000 116,571
Province of Ontario ,
2.20%, 10/3/2022 500,000 517,480
3.05%, 1/29/2024 500,000 542,731
Province of Quebec ,
2.50%, 4/20/2026 200,000 218,024
7.50%, 9/15/2029 200,000 302,982
1.35%, 5/28/2030 400,000 406,512
3,272,023
CHILE 0.1%
Republic of Chile ,
3.24%, 2/6/2028 500,000 554,375
2.55%, 1/27/2032 200,000 208,000
762,375
COLOMBIA 0.2%
Republic of Colombia ,
2.63%, 3/15/2023 200,000 205,000
4.00%, 2/26/2024 250,000 266,562
3.88%, 4/25/2027 200,000 216,250
4.50%, 3/15/2029 200,000 224,500
7.38%, 9/18/2037 100,000 140,625
5.63%, 2/26/2044 200,000 247,000
5.00%, 6/15/2045 350,000 406,350
1,706,287
GERMANY 0.0%
†
FMS Wertmanagement AoeR ,
2.75%, 1/30/2024 400,000 431,257
HUNGARY 0.1%
Hungary Government Bond ,
5.75%, 11/22/2023 200,000 229,252
5.38%, 3/25/2024 500,000 573,145
802,397
INDONESIA 0.1%
Republic of Indonesia ,
4.75%, 2/11/2029 200,000 237,230
3.85%, 10/15/2030 200,000 227,898
4.35%, 1/11/2048 250,000 288,954
754,082
ISRAEL 0.1%
State of Israel Government
Bond ,
3.15%, 6/30/2023 250,000 267,176
4.13%, 1/17/2048 200,000 250,648
3.88%, 7/3/2050 200,000 231,500
749,324
Foreign Government Securities
Principal
Amount ($) Value ($)
ITALY 0.1%
Italian Republic Government
Bond ,
6.88%, 9/27/2023 200,000 232,836
2.38%, 10/17/2024 200,000 209,083
5.38%, 6/15/2033 234,000 293,113
735,032
JAPAN 0.2%
Japan Bank for International
Cooperation ,
3.38%, 10/31/2023 1,000,000 1,086,386
2.00%, 10/17/2029 500,000 534,646
1,621,032
MEXICO 0.2%
United Mexican States ,
4.00%, 10/2/2023 200,000 217,300
3.90%, 4/27/2025 200,000 218,200
4.13%, 1/21/2026 250,000 278,125
3.75%, 1/11/2028 250,000 270,495
4.50%, 4/22/2029 200,000 225,800
6.75%, 9/27/2034 200,000 268,250
5.55%, 1/21/2045 200,000 244,000
4.60%, 1/23/2046 250,000 271,408
5.00%, 4/27/2051 300,000 342,450
5.75%, 10/12/2110 200,000 232,500
2,568,528
PANAMA 0.1%
Republic of Panama ,
3.88%, 3/17/2028 200,000 226,750
3.16%, 1/23/2030 200,000 218,250
6.70%, 1/26/2036 250,000 361,250
4.50%, 4/16/2050 200,000 246,750
1,053,000
PERU 0.0%
†
Republic of Peru ,
2.78%, 1/23/2031 200,000 216,000
5.63%, 11/18/2050 200,000 317,900
533,900
PHILIPPINES 0.1%
Republic of Philippines ,
7.75%, 1/14/2031 250,000 378,553
6.38%, 10/23/2034 250,000 361,988
3.95%, 1/20/2040 250,000 293,845
1,034,386
POLAND 0.0%
†
Republic of Poland ,
4.00%, 1/22/2024 250,000 278,085
SOUTH KOREA 0.1%
Export-Import Bank of Korea ,
2.88%, 1/21/2025 350,000 379,162
Republic of Korea ,
5.63%, 11/3/2025 200,000 246,228

58 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH KOREA
Republic of Korea (continued)
2.50%, 6/19/2029 200,000 219,405
844,795
SWEDEN 0.0%
†
Svensk Exportkredit AB ,
2.88%, 3/14/2023 200,000 211,889
URUGUAY 0.1%
Oriental Republic of Uruguay ,
4.50%, 8/14/2024 350,000 383,250
4.38%, 1/23/2031 200,000 241,250
5.10%, 6/18/2050 300,000 400,803
1,025,303
Total Foreign Government Securities
(cost $16,917,131)
18,383,695
Mortgage-Backed Securities 26.7%
FHLMC Gold Pool
Pool# J00935
5.00%, 12/1/2020 74 78
Pool# J00855
5.50%, 1/1/2021 143 143
Pool# J01279
5.50%, 2/1/2021 108 109
Pool# J01570
5.50%, 4/1/2021 330 332
Pool# J01771
5.00%, 5/1/2021 848 895
Pool# J05950
5.50%, 5/1/2021 1,707 1,712
Pool# G18122
5.00%, 6/1/2021 408 430
Pool# J01980
6.00%, 6/1/2021 984 988
Pool# J03074
5.00%, 7/1/2021 149 158
Pool# C00351
8.00%, 7/1/2024 121 131
Pool# D60780
8.00%, 6/1/2025 386 398
Pool# G30267
5.00%, 8/1/2025 67,792 74,322
Pool# J13883
3.50%, 12/1/2025 195,668 206,916
Pool# J18127
3.00%, 3/1/2027 113,948 119,491
Pool# J18702
3.00%, 3/1/2027 110,756 116,158
Pool# J19106
3.00%, 5/1/2027 48,129 51,043
Pool# J20471
3.00%, 9/1/2027 210,141 220,422
Pool# D82854
7.00%, 10/1/2027 309 335
Pool# G14609
3.00%, 11/1/2027 277,691 291,327
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00566
7.50%, 12/1/2027 462 531
Pool# G15100
2.50%, 7/1/2028 91,869 96,348
Pool# C18271
7.00%, 11/1/2028 1,362 1,526
Pool# C00678
7.00%, 11/1/2028 602 695
Pool# C00836
7.00%, 7/1/2029 334 383
Pool# C31285
7.00%, 9/1/2029 724 813
Pool# C31282
7.00%, 9/1/2029 43 44
Pool# C32914
8.00%, 11/1/2029 612 625
Pool# G18536
2.50%, 1/1/2030 1,061,923 1,106,195
Pool# C37436
8.00%, 1/1/2030 956 1,134
Pool# C36429
7.00%, 2/1/2030 415 429
Pool# C36306
7.00%, 2/1/2030 411 428
Pool# C00921
7.50%, 2/1/2030 617 716
Pool# G01108
7.00%, 4/1/2030 235 266
Pool# C37703
7.50%, 4/1/2030 454 480
Pool# G18552
3.00%, 5/1/2030 490,902 515,170
Pool# J32243
3.00%, 7/1/2030 478,575 509,715
Pool# J32257
3.00%, 7/1/2030 34,025 36,354
Pool# J32255
3.00%, 7/1/2030 26,441 28,040
Pool# C41561
8.00%, 8/1/2030 1,289 1,348
Pool# C01051
8.00%, 9/1/2030 1,199 1,438
Pool# C43550
7.00%, 10/1/2030 962 996
Pool# C44017
7.50%, 10/1/2030 302 307
Pool# C43967
8.00%, 10/1/2030 2,586 2,597
Pool# C44957
8.00%, 11/1/2030 587 601
Pool# C01106
7.00%, 12/1/2030 4,512 5,209
Pool# C01103
7.50%, 12/1/2030 581 697
Pool# C46932
7.50%, 1/1/2031 438 456
Pool# C01116
7.50%, 1/1/2031 388 461
Pool# G01217
7.00%, 3/1/2031 4,789 5,576

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C48206
7.50%, 3/1/2031 1,161 1,166
Pool# C91366
4.50%, 4/1/2031 75,499 83,239
Pool# G18601
3.00%, 5/1/2031 27,788 29,163
Pool# G18605
3.00%, 6/1/2031 14,560 15,282
Pool# C91377
4.50%, 6/1/2031 40,097 44,189
Pool# C53324
7.00%, 6/1/2031 1,068 1,142
Pool# C01209
8.00%, 6/1/2031 311 325
Pool# C54792
7.00%, 7/1/2031 1,447 1,507
Pool# J35107
2.50%, 8/1/2031 34,819 36,823
Pool# G01309
7.00%, 8/1/2031 730 843
Pool# G01311
7.00%, 9/1/2031 5,207 6,004
Pool# C01222
7.00%, 9/1/2031 614 713
Pool# G01315
7.00%, 9/1/2031 178 207
Pool# J35522
2.50%, 10/1/2031 166,468 173,409
Pool# C58694
7.00%, 10/1/2031 2,944 3,235
Pool# C60012
7.00%, 11/1/2031 485 502
Pool# C61298
8.00%, 11/1/2031 1,705 1,756
Pool# J35957
2.50%, 12/1/2031 294,656 306,924
Pool# C61105
7.00%, 12/1/2031 3,652 3,960
Pool# C01305
7.50%, 12/1/2031 492 563
Pool# C63171
7.00%, 1/1/2032 4,000 4,657
Pool# V61548
2.50%, 2/1/2032 304,704 322,284
Pool# G01391
7.00%, 4/1/2032 9,038 10,554
Pool# C01345
7.00%, 4/1/2032 2,941 3,442
Pool# C01370
8.00%, 4/1/2032 712 830
Pool# G16285
3.50%, 5/1/2032 24,547 26,731
Pool# C01381
8.00%, 5/1/2032 7,945 9,515
Pool# C68290
7.00%, 6/1/2032 1,593 1,750
Pool# C68300
7.00%, 6/1/2032 686 690
Pool# G01449
7.00%, 7/1/2032 5,651 6,566
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C69908
7.00%, 8/1/2032 16,623 19,184
Pool# C91558
3.50%, 9/1/2032 89,766 96,968
Pool# G16407
2.50%, 1/1/2033 115,207 122,857
Pool# G16408
2.50%, 1/1/2033 67,043 71,151
Pool# G01536
7.00%, 3/1/2033 7,088 8,383
Pool# G30646
3.00%, 5/1/2033 135,302 143,153
Pool# G30642
3.00%, 5/1/2033 67,520 71,420
Pool# K90535
3.00%, 5/1/2033 26,311 28,146
Pool# G18696
3.50%, 7/1/2033 19,914 21,086
Pool# A16419
6.50%, 11/1/2033 10,477 11,694
Pool# A16522
6.50%, 12/1/2033 16,921 19,563
Pool# C01806
7.00%, 1/1/2034 8,338 8,888
Pool# A21356
6.50%, 4/1/2034 33,143 38,816
Pool# C01851
6.50%, 4/1/2034 16,955 20,092
Pool# A22067
6.50%, 5/1/2034 19,380 22,162
Pool# A24301
6.50%, 5/1/2034 19,278 21,516
Pool# G18737
3.50%, 6/1/2034 137,864 145,728
Pool# A24988
6.50%, 7/1/2034 7,706 8,601
Pool# G01741
6.50%, 10/1/2034 6,285 7,228
Pool# G08023
6.50%, 11/1/2034 13,012 15,082
Pool# A33137
6.50%, 1/1/2035 2,614 2,917
Pool# G08064
6.50%, 4/1/2035 6,687 7,981
Pool# G01947
7.00%, 5/1/2035 6,275 7,356
Pool# G08088
6.50%, 10/1/2035 60,496 70,538
Pool# A39759
5.50%, 11/1/2035 6,730 7,898
Pool# A40376
5.50%, 12/1/2035 3,442 4,021
Pool# A42305
5.50%, 1/1/2036 11,789 13,377
Pool# A41548
7.00%, 1/1/2036 8,216 8,592
Pool# G08111
5.50%, 2/1/2036 16,724 19,554
Pool# A43886
5.50%, 3/1/2036 231,929 267,854

60 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A43861
5.50%, 3/1/2036 33,737 37,687
Pool# G08116
5.50%, 3/1/2036 19,436 22,724
Pool# A43534
6.50%, 3/1/2036 1,504 1,683
Pool# A48735
5.50%, 5/1/2036 4,949 5,490
Pool# G08136
6.50%, 6/1/2036 7,793 9,031
Pool# A53039
6.50%, 10/1/2036 31,734 35,419
Pool# A53219
6.50%, 10/1/2036 727 813
Pool# C91982
3.50%, 3/1/2038 99,449 105,671
Pool# G04251
6.50%, 4/1/2038 3,973 4,565
Pool# G04569
6.50%, 8/1/2038 4,652 5,339
Pool# C92013
3.50%, 9/1/2038 198,616 210,330
Pool# A84252
6.50%, 1/1/2039 18,327 20,889
Pool# A84287
6.50%, 1/1/2039 8,765 10,447
Pool# G05535
4.50%, 7/1/2039 555,780 621,909
Pool# A91165
5.00%, 2/1/2040 967,635 1,117,205
Pool# G60342
4.50%, 5/1/2042 119,469 134,240
Pool# G60195
4.00%, 6/1/2042 294,034 324,200
Pool# G07158
3.50%, 10/1/2042 168,920 181,535
Pool# Q12051
3.50%, 10/1/2042 117,820 127,967
Pool# G07163
3.50%, 10/1/2042 107,608 117,745
Pool# Q11532
3.50%, 10/1/2042 82,075 89,182
Pool# Q12052
3.50%, 10/1/2042 51,187 55,590
Pool# C09020
3.50%, 11/1/2042 436,923 474,733
Pool# G07264
3.50%, 12/1/2042 191,704 206,513
Pool# Q14292
3.50%, 1/1/2043 41,374 45,272
Pool# Q14881
3.50%, 1/1/2043 39,992 43,452
Pool# Q15884
3.00%, 2/1/2043 442,170 470,019
Pool# V80002
2.50%, 4/1/2043 245,215 259,563
Pool# Q16915
3.00%, 4/1/2043 444,784 486,358
Pool# Q17675
3.50%, 4/1/2043 207,734 225,658
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q18523
3.50%, 5/1/2043 439,514 474,873
Pool# Q18751
3.50%, 6/1/2043 646,700 696,787
Pool# G07410
3.50%, 7/1/2043 81,221 90,481
Pool# Q20332
3.50%, 7/1/2043 18,075 19,635
Pool# G07459
3.50%, 8/1/2043 375,765 407,987
Pool# G60038
3.50%, 1/1/2044 570,850 619,779
Pool# Q26869
4.00%, 6/1/2044 550,507 608,281
Pool# G07946
4.00%, 7/1/2044 93,773 102,338
Pool# Q28607
3.50%, 9/1/2044 96,360 104,942
Pool# G61231
3.50%, 9/1/2044 17,686 19,202
Pool# G08609
3.50%, 10/1/2044 48,379 51,756
Pool# Q30833
4.00%, 1/1/2045 9,362 10,295
Pool# G60400
4.50%, 1/1/2045 91,291 102,153
Pool# Q34165
4.00%, 6/1/2045 208,318 229,124
Pool# V81873
4.00%, 8/1/2045 22,873 24,900
Pool# G08669
4.00%, 9/1/2045 124,428 135,395
Pool# Q38357
4.00%, 1/1/2046 9,847 10,748
Pool# G61365
4.50%, 1/1/2046 94,336 104,899
Pool# G08697
3.00%, 3/1/2046 182,545 191,572
Pool# Q39434
3.50%, 3/1/2046 36,471 39,050
Pool# Q39440
4.00%, 3/1/2046 8,590 9,284
Pool# G08704
4.50%, 4/1/2046 18,179 19,993
Pool# Q40097
4.50%, 4/1/2046 1,333 1,446
Pool# G60582
3.50%, 5/1/2046 110,854 121,206
Pool# Q40718
3.50%, 5/1/2046 35,346 37,698
Pool# G08707
4.00%, 5/1/2046 158,587 172,286
Pool# G08708
4.50%, 5/1/2046 13,244 14,537
Pool# Q40728
4.50%, 5/1/2046 1,208 1,310
Pool# Q41548
3.00%, 7/1/2046 27,296 28,645
Pool# Q41903
3.50%, 7/1/2046 181,476 193,675

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q41491
3.50%, 7/1/2046 22,503 23,910
Pool# Q41935
3.50%, 7/1/2046 13,185 14,419
Pool# G61791
4.00%, 7/1/2046 16,962 18,664
Pool# Q41947
4.50%, 7/1/2046 6,704 7,357
Pool# G08715
3.00%, 8/1/2046 245,525 257,668
Pool# Q42596
3.50%, 8/1/2046 166,290 177,840
Pool# Q42393
3.50%, 8/1/2046 31,952 33,946
Pool# Q42203
3.50%, 8/1/2046 25,647 27,397
Pool# G61323
3.00%, 9/1/2046 253,820 269,767
Pool# G08721
3.00%, 9/1/2046 183,534 192,556
Pool# V82617
3.50%, 9/1/2046 113,176 122,636
Pool# G08722
3.50%, 9/1/2046 27,688 29,577
Pool# G60733
4.50%, 9/1/2046 38,521 43,119
Pool# G60722
3.00%, 10/1/2046 373,910 405,243
Pool# Q44035
3.00%, 10/1/2046 226,017 237,115
Pool# G61815
4.00%, 10/1/2046 14,839 16,135
Pool# G61257
3.00%, 11/1/2046 419,384 438,717
Pool# Q44452
3.00%, 11/1/2046 97,188 101,875
Pool# G08732
3.00%, 11/1/2046 29,319 30,934
Pool# Q44473
3.50%, 11/1/2046 24,364 25,933
Pool# Q44223
3.50%, 11/1/2046 14,497 15,393
Pool# G08734
4.00%, 11/1/2046 231,413 250,817
Pool# G08737
3.00%, 12/1/2046 1,239,779 1,304,721
Pool# G60989
3.00%, 12/1/2046 151,047 161,887
Pool# Q45878
3.00%, 12/1/2046 35,196 36,862
Pool# G08738
3.50%, 12/1/2046 798,792 850,038
Pool# Q45024
3.50%, 12/1/2046 60,414 66,559
Pool# G61862
3.50%, 12/1/2046 31,479 33,617
Pool# G08741
3.00%, 1/1/2047 248,323 260,892
Pool# G08747
3.00%, 2/1/2047 399,464 421,344
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08748
3.50%, 2/1/2047 44,649 47,472
Pool# G08749
4.00%, 2/1/2047 364,065 392,414
Pool# G08751
3.50%, 3/1/2047 199,973 212,184
Pool# Q47592
3.50%, 4/1/2047 83,304 88,235
Pool# Q47484
3.50%, 4/1/2047 45,613 49,241
Pool# G60988
3.00%, 5/1/2047 814,884 882,531
Pool# Q48098
3.50%, 5/1/2047 179,009 193,407
Pool# G61390
3.00%, 6/1/2047 261,461 274,680
Pool# V83270
3.50%, 7/1/2047 67,500 71,531
Pool# G08770
3.50%, 7/1/2047 63,443 67,425
Pool# G61339
3.00%, 8/1/2047 89,992 94,462
Pool# G08774
3.50%, 8/1/2047 102,738 108,840
Pool# Q49917
3.50%, 8/1/2047 52,167 55,352
Pool# Q53085
3.00%, 9/1/2047 67,424 71,030
Pool# G08779
3.50%, 9/1/2047 169,346 179,417
Pool# G61295
3.50%, 9/1/2047 151,097 166,437
Pool# G61622
3.00%, 10/1/2047 200,737 210,808
Pool# G08785
4.00%, 10/1/2047 11,408 12,236
Pool# Q52075
4.00%, 11/1/2047 208,270 223,633
Pool# V83598
3.50%, 12/1/2047 64,440 68,303
Pool# G67707
3.50%, 1/1/2048 172,793 193,305
Pool# T65458
3.50%, 2/1/2048 260,003 269,780
Pool# G61311
3.50%, 2/1/2048 248,287 263,394
Pool# G08800
3.50%, 2/1/2048 28,380 30,087
Pool# Q54460
4.00%, 2/1/2048 123,685 136,600
Pool# G08801
4.00%, 2/1/2048 77,979 83,489
Pool# G61298
4.00%, 2/1/2048 17,419 19,239
Pool# G61929
3.50%, 3/1/2048 75,496 80,055
Pool# Q54727
3.50%, 3/1/2048 65,029 68,974
Pool# Q55401
5.00%, 4/1/2048 15,598 17,274

62 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V84237
3.50%, 5/1/2048 233,905 247,845
Pool# G08820
4.50%, 5/1/2048 273,254 295,654
Pool# G67713
4.00%, 6/1/2048 31,270 34,369
Pool# G08817
4.00%, 6/1/2048 19,932 21,262
Pool# G67712
4.00%, 6/1/2048 17,499 19,758
Pool# G08824
4.00%, 7/1/2048 1,099,807 1,173,574
Pool# G08827
4.50%, 7/1/2048 144,061 155,899
Pool# Q57401
4.50%, 7/1/2048 37,783 41,435
Pool# Q57402
4.50%, 7/1/2048 15,256 16,882
Pool# G08831
4.00%, 8/1/2048 168,947 180,246
Pool# G08836
4.00%, 9/1/2048 619,855 661,408
Pool# G67716
4.50%, 10/1/2048 123,279 137,457
Pool# G08843
4.50%, 10/1/2048 39,160 42,377
Pool# V85044
4.00%, 12/1/2048 64,407 69,684
Pool# V85082
4.50%, 12/1/2048 358,603 387,629
Pool# G61846
4.00%, 1/1/2049 347 371
Pool# V85139
4.50%, 1/1/2049 19,148 20,686
Pool# V85279
3.50%, 4/1/2049 53,733 58,149
FHLMC Non Gold Pool
Pool# 1B8478
2.76%, 7/1/2041(a) 42,811 44,267
Pool# 2B0108
3.85%, 1/1/2042(a) 2,069 2,095
FHLMC UMBS Pool
Pool# SB0383
2.50%, 4/1/2032 625,000 666,422
Pool# ZS8701
3.50%, 6/1/2033 95,626 101,295
Pool# SB0218
3.00%, 10/1/2033 90,703 95,008
Pool# QN0248
3.00%, 7/1/2034 58,942 61,735
Pool# SB0095
3.50%, 7/1/2034 125,031 133,542
Pool# SB0069
3.00%, 9/1/2034 1,437,861 1,525,183
Pool# SB8021
3.00%, 12/1/2034 758,590 794,733
Pool# SB8500
2.50%, 7/1/2035 395,043 419,366
Pool# SB8505
2.50%, 10/1/2035 1,751,990 1,845,435
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QA2237
3.00%, 7/1/2046 999,671 1,050,377
Pool# QA2226
3.00%, 7/1/2046 600,427 630,882
Pool# ZS4693
3.00%, 12/1/2046 597,306 628,466
Pool# ZM2339
3.50%, 1/1/2047 132,109 140,297
Pool# ZS4746
3.00%, 12/1/2047 719,410 751,208
Pool# ZT1321
4.50%, 11/1/2048 247,973 268,068
Pool# ZA6139
4.50%, 12/1/2048 149,996 162,096
Pool# ZA6536
4.00%, 3/1/2049 41,108 43,886
Pool# ZA6380
4.00%, 3/1/2049 34,459 36,786
Pool# ZT1858
4.50%, 4/1/2049 375,000 413,227
Pool# RA1859
3.00%, 12/1/2049 501,228 524,153
Pool# SD8045
3.50%, 2/1/2050 225,659 238,101
Pool# SD8051
3.50%, 3/1/2050 345,288 364,367
Pool# QA8965
3.00%, 4/1/2050 482,377 504,561
Pool# RA2579
3.00%, 5/1/2050 151,894 160,852
Pool# SD8063
3.50%, 5/1/2050 539,840 570,081
Pool# RA2621
4.00%, 5/1/2050 153,009 164,846
Pool# RA3022
2.50%, 6/1/2050 300,261 316,120
Pool# SD7521
2.50%, 7/1/2050 782,753 835,113
Pool# SD8074
3.00%, 7/1/2050 1,311,114 1,371,241
Pool# RA3174
3.00%, 7/1/2050 518,812 542,673
Pool# SD7523
2.50%, 8/1/2050 372,969 395,385
Pool# SD8084
3.00%, 8/1/2050 392,377 411,141
Pool# RA3382
3.00%, 8/1/2050 304,304 322,670
Pool# SD8092
3.00%, 9/1/2050 596,203 626,720
Pool# RA3935
2.50%, 11/1/2050 594,000 619,289
Pool# RA3932
2.50%, 11/1/2050 325,000 343,958
Pool# RA3934
2.50%, 11/1/2050 175,000 184,243
FNMA Pool
Pool# AC9890
3.47%, 4/1/2040(a) 284,324 296,589

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# AJ1249
2.32%, 9/1/2041(a) 59,344 61,728
Pool# AL1437
3.78%, 1/1/2042(a) 18,954 19,773
Pool# AK0714
3.80%, 2/1/2042(a) 2,382 2,452
Pool# AP1961
2.70%, 8/1/2042(a) 27,622 28,765
Pool# BF0203
3.00%, 2/1/2047 330,337 348,832
Pool# BF0206
4.00%, 2/1/2047 67,160 72,473
Pool# BF0200
3.50%, 11/1/2051 343,572 375,826
FNMA UMBS Pool
Pool# 969977
5.00%, 5/1/2023 52,002 54,871
Pool# AA2549
4.00%, 4/1/2024 26,789 28,402
Pool# 935348
5.50%, 6/1/2024 6,730 6,786
Pool# AC1374
4.00%, 8/1/2024 35,348 37,476
Pool# AC1529
4.50%, 9/1/2024 17,405 18,477
Pool# AD0244
4.50%, 10/1/2024 12,756 13,480
Pool# AD4089
4.50%, 5/1/2025 144,397 153,329
Pool# 890216
4.50%, 7/1/2025 23,710 25,178
Pool# AH1361
3.50%, 12/1/2025 90,552 95,702
Pool# AH1518
3.50%, 12/1/2025 42,009 44,374
Pool# AE6384
4.00%, 1/1/2026 7,922 8,399
Pool# AL0298
4.00%, 5/1/2026 127,490 135,540
Pool# AB4277
3.00%, 1/1/2027 439,519 460,485
Pool# AP4746
3.00%, 8/1/2027 71,095 75,183
Pool# AP7855
3.00%, 9/1/2027 470,977 498,196
Pool# AP4640
3.00%, 9/1/2027 53,063 56,112
Pool# AQ5096
3.00%, 11/1/2027 97,855 103,494
Pool# AB6887
3.00%, 11/1/2027 78,711 83,231
Pool# AQ4532
3.00%, 11/1/2027 69,152 73,141
Pool# AQ3758
3.00%, 11/1/2027 53,496 56,589
Pool# AQ7406
3.00%, 11/1/2027 49,737 52,607
Pool# AB6886
3.00%, 11/1/2027 37,237 39,415
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AQ2884
3.00%, 12/1/2027 41,035 43,303
Pool# AS0487
2.50%, 9/1/2028 198,705 209,334
Pool# 930998
4.50%, 4/1/2029 19,258 20,775
Pool# MA0243
5.00%, 11/1/2029 13,238 14,646
Pool# BM1507
2.50%, 12/1/2029 71,182 74,047
Pool# AL8077
3.50%, 12/1/2029 14,820 15,794
Pool# MA0268
5.00%, 12/1/2029 11,640 12,891
Pool# AX7727
2.50%, 3/1/2030 298,108 310,225
Pool# BM4299
3.00%, 3/1/2030 509,294 532,682
Pool# AD5655
5.00%, 5/1/2030 27,891 31,415
Pool# MA0443
5.00%, 5/1/2030 15,814 17,800
Pool# AB1038
5.00%, 5/1/2030 12,702 14,126
Pool# AS5412
2.50%, 7/1/2030 43,437 45,222
Pool# AS5420
3.00%, 7/1/2030 64,067 68,197
Pool# AL7152
3.50%, 7/1/2030 372,993 401,989
Pool# AS5702
2.50%, 8/1/2030 326,770 340,135
Pool# AZ4898
2.50%, 8/1/2030 244,412 254,454
Pool# AY8448
3.00%, 8/1/2030 219,954 230,564
Pool# AZ2953
3.00%, 9/1/2030 249,118 261,138
Pool# AZ5718
3.00%, 9/1/2030 220,205 230,573
Pool# MA0559
5.00%, 9/1/2030 6,606 7,441
Pool# AS6060
3.00%, 10/1/2030 246,519 258,228
Pool# AZ9234
3.50%, 10/1/2030 16,020 17,005
Pool# AS6272
2.50%, 12/1/2030 63,341 65,928
Pool# AH1515
4.00%, 12/1/2030 242,553 261,184
Pool# AD0716
6.50%, 12/1/2030 161,107 184,526
Pool# BA6532
2.50%, 1/1/2031 55,911 58,219
Pool# BM5016
3.00%, 1/1/2031 196,118 208,941
Pool# MA0641
4.00%, 2/1/2031 242,606 261,180
Pool# 560868
7.50%, 2/1/2031 449 456

64 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0774
3.00%, 3/1/2031 48,480 51,783
Pool# AS6919
3.50%, 3/1/2031 43,540 46,481
Pool# BC5968
2.50%, 4/1/2031 66,107 68,733
Pool# BC4430
3.00%, 4/1/2031 18,323 19,331
Pool# AL8566
3.00%, 6/1/2031 60,146 64,307
Pool# AL8565
3.00%, 6/1/2031 52,778 56,374
Pool# AL8561
3.50%, 6/1/2031 39,461 42,894
Pool# AS8028
2.50%, 9/1/2031 201,172 209,485
Pool# BM1888
2.50%, 10/1/2031 535,732 557,674
Pool# MA2775
2.50%, 10/1/2031 386,016 401,974
Pool# AS8038
2.50%, 10/1/2031 198,991 207,162
Pool# BC4777
2.50%, 10/1/2031 133,651 139,040
Pool# AS8612
3.00%, 10/1/2031 73,157 76,728
Pool# 607212
7.50%, 10/1/2031 2,391 2,464
Pool# 607632
6.50%, 11/1/2031 50 56
Pool# MA2830
2.50%, 12/1/2031 146,311 152,357
Pool# BM3814
2.50%, 12/1/2031 98,849 103,107
Pool# AS8609
3.00%, 1/1/2032 82,511 86,621
Pool# AL9786
3.00%, 1/1/2032 53,413 57,577
Pool# AL9585
3.50%, 1/1/2032 19,991 22,003
Pool# BM1036
2.50%, 2/1/2032 653,053 692,041
Pool# BM4624
3.00%, 2/1/2032 70,184 75,443
Pool# AS8767
3.00%, 2/1/2032 64,128 68,758
Pool# AL9740
3.00%, 2/1/2032 33,546 35,930
Pool# AL9871
3.00%, 2/1/2032 27,348 29,559
Pool# BM1007
2.50%, 3/1/2032 169,615 176,591
Pool# AL9899
3.00%, 3/1/2032 104,479 112,174
Pool# BM3269
2.50%, 4/1/2032 163,720 170,463
Pool# MA1029
3.50%, 4/1/2032 216,125 233,220
Pool# AS9695
3.50%, 5/1/2032 88,938 97,210
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM4088
3.00%, 6/1/2032 62,670 65,754
Pool# 890786
3.50%, 6/1/2032 67,259 73,981
Pool# MA1107
3.50%, 7/1/2032 59,768 64,517
Pool# BH6610
3.50%, 7/1/2032 19,677 21,031
Pool# BM1669
3.00%, 8/1/2032 32,860 35,668
Pool# BH5355
3.50%, 8/1/2032 22,331 24,018
Pool# MA1166
3.50%, 9/1/2032 340,440 367,493
Pool# BM5167
3.50%, 9/1/2032 16,352 17,449
Pool# CA0586
2.50%, 10/1/2032 15,685 16,594
Pool# BH9391
3.50%, 10/1/2032 18,387 19,820
Pool# BM3389
3.00%, 11/1/2032 66,796 72,516
Pool# BM3977
3.00%, 12/1/2032 139,460 148,773
Pool# CA0951
3.00%, 12/1/2032 98,925 104,419
Pool# FM1661
2.50%, 1/1/2033 404,998 421,179
Pool# BM4338
2.50%, 1/1/2033 156,938 163,449
Pool# BM3919
3.00%, 2/1/2033 32,096 34,841
Pool# 656559
6.50%, 2/1/2033 10,467 11,679
Pool# 694846
6.50%, 4/1/2033 4,982 5,650
Pool# AB9402
3.00%, 5/1/2033 168,378 180,046
Pool# AB9403
3.00%, 5/1/2033 69,533 73,545
Pool# AB9300
3.00%, 5/1/2033 58,463 62,808
Pool# MA3372
4.00%, 5/1/2033 33,589 35,747
Pool# 254767
5.50%, 6/1/2033 388,597 457,605
Pool# MA1527
3.00%, 8/1/2033 331,660 351,181
Pool# 750229
6.50%, 10/1/2033 16,191 18,388
Pool# 725228
6.00%, 3/1/2034 416,256 502,811
Pool# 725424
5.50%, 4/1/2034 444,561 514,256
Pool# MA3739
3.50%, 8/1/2034 137,122 144,844
Pool# 788027
6.50%, 9/1/2034 16,054 17,913
Pool# FM2412
3.50%, 1/1/2035 59,994 63,994

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 735141
5.50%, 1/1/2035 231,596 272,971
Pool# 735227
5.50%, 2/1/2035 253,360 298,531
Pool# MA4156
2.50%, 10/1/2035 406,000 423,763
Pool# AL4260
5.50%, 9/1/2036 33,545 39,524
Pool# 310104
5.50%, 8/1/2037 246,717 290,751
Pool# 955194
7.00%, 11/1/2037 125,845 151,849
Pool# MA3464
3.50%, 9/1/2038 102,251 108,188
Pool# AB1735
3.50%, 11/1/2040 6,596 7,002
Pool# AB2067
3.50%, 1/1/2041 294,873 325,754
Pool# AB2068
3.50%, 1/1/2041 165,660 181,070
Pool# 932888
3.50%, 1/1/2041 99,000 111,797
Pool# 932891
3.50%, 1/1/2041 19,667 22,017
Pool# AL6521
5.00%, 4/1/2041 591,187 681,228
Pool# AL5863
4.50%, 6/1/2041 389,025 428,204
Pool# AI9920
4.00%, 9/1/2041 7,981 8,546
Pool# AI9851
4.50%, 9/1/2041 41,990 47,243
Pool# AL0761
5.00%, 9/1/2041 448,307 517,609
Pool# AJ5431
4.50%, 10/1/2041 104,640 117,713
Pool# AL0933
5.00%, 10/1/2041 83,473 96,317
Pool# AJ4861
4.00%, 12/1/2041 150,561 165,503
Pool# AX5316
4.50%, 1/1/2042 14,483 16,279
Pool# AL2499
4.50%, 1/1/2042 6,457 7,263
Pool# AX5297
5.00%, 1/1/2042 19,258 22,192
Pool# AW8167
3.50%, 2/1/2042 376,322 406,204
Pool# AB5185
3.50%, 5/1/2042 270,999 294,380
Pool# AO3575
4.50%, 5/1/2042 58,865 64,833
Pool# 890621
5.00%, 5/1/2042 54,947 63,318
Pool# AO4647
3.50%, 6/1/2042 497,315 539,589
Pool# AO8036
4.50%, 7/1/2042 468,367 519,606
Pool# AP2092
4.50%, 8/1/2042 31,740 34,472
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AP6579
3.50%, 9/1/2042 558,933 606,981
Pool# AP7489
4.00%, 9/1/2042 380,277 419,487
Pool# AP6756
4.00%, 9/1/2042 10,998 11,870
Pool# AL2782
4.50%, 9/1/2042 61,600 69,287
Pool# AB6524
3.50%, 10/1/2042 834,651 906,667
Pool# AB7074
3.00%, 11/1/2042 725,892 771,192
Pool# AP8785
3.00%, 11/1/2042 98,818 105,021
Pool# AB6786
3.50%, 11/1/2042 281,108 304,254
Pool# AL2677
3.50%, 11/1/2042 143,474 156,945
Pool# AB7362
3.00%, 12/1/2042 385,246 408,674
Pool# MA1273
3.50%, 12/1/2042 215,280 233,654
Pool# AR4210
3.50%, 1/1/2043 173,526 187,900
Pool# AR8213
3.50%, 4/1/2043 186,423 203,918
Pool# AB9238
3.00%, 5/1/2043 541,177 591,533
Pool# AB9237
3.00%, 5/1/2043 395,344 434,014
Pool# AB9236
3.00%, 5/1/2043 92,210 101,625
Pool# AB9362
3.50%, 5/1/2043 385,886 426,404
Pool# AT4145
3.00%, 6/1/2043 193,347 211,373
Pool# AB9814
3.00%, 7/1/2043 520,223 568,718
Pool# AS0203
3.00%, 8/1/2043 241,767 264,306
Pool# AS0255
4.50%, 8/1/2043 165,733 185,890
Pool# AS0516
3.00%, 9/1/2043 232,139 247,083
Pool# AL6951
3.50%, 10/1/2043 308,048 333,273
Pool# BM4222
3.00%, 1/1/2044 315,778 335,537
Pool# AS2276
4.50%, 4/1/2044 269,511 301,577
Pool# AW1006
4.00%, 5/1/2044 118,993 134,647
Pool# AL7767
4.50%, 6/1/2044 8,918 9,977
Pool# AS3161
4.00%, 8/1/2044 293,060 321,551
Pool# BM4650
3.00%, 10/1/2044 571,743 607,546
Pool# CA0688
3.50%, 10/1/2044 186,812 202,704

66 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC5090
4.00%, 10/1/2044 37,785 41,181
Pool# AS3946
4.00%, 12/1/2044 420,997 467,809
Pool# AL8303
3.00%, 1/1/2045 103,520 110,002
Pool# BM4384
4.00%, 1/1/2045 116,688 128,392
Pool# BM3611
4.00%, 1/1/2045 73,460 80,659
Pool# BM3804
3.50%, 2/1/2045 34,921 37,911
Pool# AL9555
4.00%, 2/1/2045 1,011,913 1,113,808
Pool# AX9524
4.00%, 2/1/2045 349,815 395,715
Pool# AS4418
4.00%, 2/1/2045 252,465 285,589
Pool# AS4375
4.00%, 2/1/2045 174,167 197,020
Pool# AL6889
4.50%, 2/1/2045 68,392 76,583
Pool# BM3931
3.00%, 3/1/2045 70,794 75,219
Pool# AY1312
3.50%, 3/1/2045 701,688 775,134
Pool# AS4578
4.00%, 3/1/2045 113,077 127,914
Pool# BM3664
3.00%, 5/1/2045 316,306 336,102
Pool# AS4921
3.50%, 5/1/2045 460,163 503,144
Pool# AS5012
4.00%, 5/1/2045 463,763 524,613
Pool# BM5562
4.00%, 6/1/2045 102,622 113,013
Pool# AL7207
4.50%, 8/1/2045 82,950 92,886
Pool# AZ2947
4.00%, 9/1/2045 225,023 244,379
Pool# BA2164
3.00%, 11/1/2045 69,484 72,998
Pool# AS6213
4.00%, 11/1/2045 17,537 18,978
Pool# AS6282
3.50%, 12/1/2045 793,855 867,522
Pool# AS6311
3.50%, 12/1/2045 534,874 570,741
Pool# BC0326
3.50%, 12/1/2045 125,036 133,425
Pool# AS6362
4.50%, 12/1/2045 16,352 18,139
Pool# AS6474
3.50%, 1/1/2046 114,416 127,991
Pool# AL9849
3.50%, 1/1/2046 105,286 114,229
Pool# AS6539
3.50%, 1/1/2046 103,022 115,221
Pool# AS6527
4.00%, 1/1/2046 82,003 88,995
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC2667
4.00%, 2/1/2046 22,379 24,189
Pool# AL9781
4.50%, 2/1/2046 138,463 155,408
Pool# BM4621
3.50%, 3/1/2046 83,686 90,524
Pool# BA6972
4.00%, 3/1/2046 30,237 32,904
Pool# BC0823
3.50%, 4/1/2046 123,250 131,660
Pool# AS7026
4.00%, 4/1/2046 120,612 130,238
Pool# AS7251
4.00%, 5/1/2046 181,753 196,273
Pool# AL8833
4.00%, 6/1/2046 123,343 139,495
Pool# AS7593
3.50%, 7/1/2046 528,942 572,968
Pool# AS7594
3.50%, 7/1/2046 508,497 550,844
Pool# AS7545
3.50%, 7/1/2046 184,842 196,775
Pool# AL8824
3.50%, 7/1/2046 74,276 83,071
Pool# BC1452
4.00%, 7/1/2046 642,254 698,723
Pool# MA2705
3.00%, 8/1/2046 356,563 374,035
Pool# BC1489
3.00%, 8/1/2046 37,100 40,123
Pool# BD4890
3.50%, 8/1/2046 394,669 419,766
Pool# AS7760
4.00%, 8/1/2046 139,109 152,391
Pool# AS7648
4.00%, 8/1/2046 83,651 90,137
Pool# AS7795
4.00%, 8/1/2046 67,034 72,232
Pool# BD3911
4.00%, 8/1/2046 13,792 14,873
Pool# BD3923
4.00%, 8/1/2046 11,578 12,499
Pool# AS7770
4.50%, 8/1/2046 13,216 14,428
Pool# AL8947
3.50%, 9/1/2046 22,891 25,199
Pool# AS8185
3.00%, 10/1/2046 611,360 640,491
Pool# AL9263
3.00%, 10/1/2046 77,196 83,650
Pool# BM3932
3.50%, 10/1/2046 123,552 131,771
Pool# AL9234
3.50%, 10/1/2046 41,286 46,175
Pool# FM1871
4.00%, 10/1/2046 89,712 97,994
Pool# BC4766
4.50%, 10/1/2046 20,588 22,519
Pool# AS8154
4.50%, 10/1/2046 13,889 15,160

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM1368
3.00%, 11/1/2046 1,047,859 1,099,108
Pool# BC9003
3.00%, 11/1/2046 100,975 105,953
Pool# MA2806
3.00%, 11/1/2046 78,257 82,315
Pool# AS8369
3.50%, 11/1/2046 409,594 443,706
Pool# BE5067
3.50%, 11/1/2046 300,926 322,518
Pool# BE5038
4.00%, 11/1/2046 20,053 22,915
Pool# MA2833
3.00%, 12/1/2046 1,931,785 2,027,017
Pool# AS8483
3.00%, 12/1/2046 508,693 535,662
Pool# BC9067
3.00%, 12/1/2046 112,589 118,282
Pool# AS8488
3.00%, 12/1/2046 105,634 115,430
Pool# AS8509
3.00%, 12/1/2046 22,256 24,516
Pool# BM1121
3.50%, 12/1/2046 371,286 410,146
Pool# AS8572
3.50%, 12/1/2046 276,429 293,717
Pool# AS8417
3.50%, 12/1/2046 127,892 135,879
Pool# AS8492
3.50%, 12/1/2046 88,475 98,952
Pool# AS8650
3.00%, 1/1/2047 677,190 709,861
Pool# AL9697
3.00%, 1/1/2047 275,777 301,318
Pool# AS8647
3.00%, 1/1/2047 198,780 215,397
Pool# BE5775
3.00%, 1/1/2047 162,086 170,091
Pool# AS8692
3.50%, 1/1/2047 163,708 173,884
Pool# BM3204
3.50%, 1/1/2047 155,740 174,213
Pool# AL9774
3.50%, 1/1/2047 55,337 62,438
Pool# BD2440
3.50%, 1/1/2047 46,244 49,096
Pool# BE7115
4.50%, 1/1/2047 6,350 6,972
Pool# MA2895
3.00%, 2/1/2047 2,616,651 2,745,120
Pool# BM3688
3.50%, 2/1/2047 284,184 303,587
Pool# BD5046
3.50%, 2/1/2047 49,571 52,826
Pool# AL9859
3.00%, 3/1/2047 421,997 442,662
Pool# AL9848
3.00%, 3/1/2047 253,930 266,339
Pool# AS8966
4.00%, 3/1/2047 32,380 34,766
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS8979
4.50%, 3/1/2047 31,937 35,401
Pool# BM3707
2.50%, 4/1/2047 75,203 79,504
Pool# AS9463
3.50%, 4/1/2047 273,867 302,433
Pool# AS9451
3.50%, 4/1/2047 175,374 185,465
Pool# BD7122
4.00%, 4/1/2047 322,351 346,171
Pool# AS9467
4.00%, 4/1/2047 13,080 14,295
Pool# AS9470
4.50%, 4/1/2047 109,812 121,720
Pool# BH0304
4.50%, 4/1/2047 9,949 10,810
Pool# AS9562
3.00%, 5/1/2047 50,221 52,652
Pool# BM3237
3.50%, 5/1/2047 182,877 202,015
Pool# AS9577
3.50%, 5/1/2047 162,375 178,450
Pool# AS9586
4.00%, 5/1/2047 771,418 856,558
Pool# BM1268
4.00%, 5/1/2047 229,597 253,483
Pool# BE3670
3.50%, 6/1/2047 274,124 290,544
Pool# AS9794
3.50%, 6/1/2047 143,778 160,050
Pool# BM3549
4.00%, 6/1/2047 181,269 197,382
Pool# BE3702
4.00%, 6/1/2047 99,069 106,514
Pool# BM1295
4.50%, 6/1/2047 108,893 119,956
Pool# BE9624
4.50%, 6/1/2047 56,193 61,206
Pool# BM3801
3.00%, 7/1/2047 226,673 237,736
Pool# BM1551
3.50%, 7/1/2047 204,447 225,775
Pool# AS9909
3.50%, 7/1/2047 109,449 120,869
Pool# AS9973
4.00%, 7/1/2047 10,864 11,618
Pool# 890673
3.00%, 8/1/2047 180,818 189,827
Pool# MA3087
3.50%, 8/1/2047 297,958 315,241
Pool# BM1658
3.50%, 8/1/2047 192,268 209,982
Pool# CA0240
3.50%, 8/1/2047 144,088 152,575
Pool# BH7375
3.50%, 8/1/2047 83,503 88,361
Pool# CA0123
4.00%, 8/1/2047 243,660 270,553
Pool# BH2597
4.00%, 8/1/2047 124,870 133,892

68 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0133
4.00%, 8/1/2047 52,181 55,926
Pool# CA0407
3.50%, 9/1/2047 231,942 245,508
Pool# CA0265
4.00%, 9/1/2047 335,597 359,852
Pool# BH4004
4.00%, 9/1/2047 140,567 150,714
Pool# CA0392
4.00%, 9/1/2047 59,261 63,398
Pool# BM3556
4.00%, 9/1/2047 36,598 41,819
Pool# CA0487
3.50%, 10/1/2047 427,194 451,694
Pool# BM1959
3.50%, 10/1/2047 221,092 247,321
Pool# CA0493
4.00%, 10/1/2047 287,339 307,735
Pool# CA0549
4.00%, 10/1/2047 79,027 84,402
Pool# CA0496
4.50%, 10/1/2047 129,379 144,754
Pool# CA0623
4.50%, 10/1/2047 25,013 27,131
Pool# CA0693
3.50%, 11/1/2047 383,830 406,958
Pool# BM3358
3.50%, 11/1/2047 57,872 64,722
Pool# CA0696
4.00%, 11/1/2047 269,875 288,308
Pool# CA0808
4.00%, 11/1/2047 81,385 87,388
Pool# BM3191
4.00%, 11/1/2047 33,645 36,160
Pool# BM3379
3.00%, 12/1/2047 332,071 359,711
Pool# BJ1699
4.00%, 12/1/2047 140,860 155,684
Pool# MA3238
3.50%, 1/1/2048 296,003 313,639
Pool# CA1015
4.00%, 1/1/2048 178,942 192,024
Pool# CA1025
4.50%, 1/1/2048 546,331 591,832
Pool# CA1242
3.50%, 2/1/2048 93,540 105,519
Pool# MA3277
4.00%, 2/1/2048 230,112 246,205
Pool# CA4341
3.00%, 3/1/2048 138,317 144,706
Pool# BK1972
4.50%, 3/1/2048 33,196 36,933
Pool# MA3332
3.50%, 4/1/2048 242,084 256,012
Pool# CA1510
3.50%, 4/1/2048 89,404 94,635
Pool# CA1531
3.50%, 4/1/2048 40,223 45,374
Pool# CA1551
4.00%, 4/1/2048 1,310,162 1,401,169
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA1560
4.50%, 4/1/2048 70,015 77,482
Pool# BJ2681
5.00%, 4/1/2048 20,728 22,862
Pool# BM4024
3.50%, 5/1/2048 20,688 23,337
Pool# MA3358
4.50%, 5/1/2048 276,129 300,416
Pool# CA1898
4.50%, 6/1/2048 112,069 123,509
Pool# CA1951
4.00%, 7/1/2048 80,261 85,773
Pool# CA1988
4.50%, 7/1/2048 80,601 87,106
Pool# BK6577
4.50%, 7/1/2048 15,855 17,140
Pool# CA2065
5.00%, 7/1/2048 58,098 64,806
Pool# BK4766
4.50%, 8/1/2048 272,545 301,618
Pool# CA2216
5.00%, 8/1/2048 66,418 73,681
Pool# CA2376
4.00%, 9/1/2048 148,456 158,537
Pool# MA3495
4.00%, 10/1/2048 236,485 252,154
Pool# CA2493
4.50%, 10/1/2048 155,879 168,574
Pool# BM4664
4.50%, 10/1/2048 84,179 93,556
Pool# BM5024
3.00%, 11/1/2048 1,006,454 1,050,355
Pool# FM1001
3.50%, 11/1/2048 35,371 37,490
Pool# MA3521
4.00%, 11/1/2048 178,209 190,098
Pool# MA3536
4.00%, 12/1/2048 182,673 194,909
Pool# BN0340
4.50%, 12/1/2048 256,328 276,960
Pool# CA2779
4.50%, 12/1/2048 88,623 97,241
Pool# FM2888
3.50%, 1/1/2049 1,334,936 1,407,147
Pool# BN3944
4.00%, 1/1/2049 54,098 58,548
Pool# BN3960
4.50%, 1/1/2049 299,147 323,282
Pool# BN6135
4.00%, 2/1/2049 102,233 109,136
Pool# FM2337
4.50%, 2/1/2049 578,393 624,811
Pool# CA3387
4.00%, 4/1/2049 164,468 182,593
Pool# CA3382
5.00%, 4/1/2049 35,964 40,467
Pool# CA3489
4.00%, 5/1/2049 98,223 109,048
Pool# MA3665
4.50%, 5/1/2049 216,248 233,671

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM1051
4.50%, 5/1/2049 120,900 130,652
Pool# CA3669
4.00%, 6/1/2049 195,119 215,389
Pool# CA3639
4.00%, 6/1/2049 72,308 78,769
Pool# CA3825
4.00%, 7/1/2049 55,385 62,024
Pool# CA3844
4.50%, 7/1/2049 214,531 231,795
Pool# CA4030
4.00%, 8/1/2049 444,486 474,529
Pool# CA4035
4.50%, 8/1/2049 148,826 161,196
Pool# BO2258
3.00%, 10/1/2049 832,459 869,776
Pool# BO5494
3.00%, 11/1/2049 139,376 148,178
Pool# MA3835
3.50%, 11/1/2049 361,527 381,418
Pool# MA3836
4.00%, 11/1/2049 281,896 300,748
Pool# BO6220
3.00%, 12/1/2049 1,076,177 1,124,609
Pool# BO6225
3.00%, 12/1/2049 846,362 883,728
Pool# BO5380
3.00%, 12/1/2049 154,496 163,507
Pool# MA3873
4.00%, 12/1/2049 192,327 205,189
Pool# MA3902
2.50%, 1/1/2050 268,520 279,952
Pool# FM2432
3.00%, 2/1/2050 962,365 1,005,595
Pool# CA5152
3.00%, 2/1/2050 240,057 251,068
Pool# MA3939
3.50%, 2/1/2050 704,605 743,514
Pool# FM2887
3.00%, 3/1/2050 213,791 224,075
Pool# FM0077
3.00%, 3/1/2050 95,980 102,528
Pool# CA5510
3.00%, 4/1/2050 353,938 370,172
Pool# CA5575
4.00%, 4/1/2050 1,176,781 1,268,175
Pool# CA5754
4.00%, 5/1/2050 151,646 163,744
Pool# CA6317
3.00%, 7/1/2050 553,170 578,611
Pool# CA6598
2.50%, 8/1/2050 456,565 482,355
Pool# FM4231
2.50%, 9/1/2050 1,734,576 1,808,425
Pool# FM4226
2.50%, 9/1/2050 1,020,505 1,075,922
Pool# FM4222
2.50%, 9/1/2050 844,101 905,208
Pool# CA7029
2.50%, 9/1/2050 773,001 828,963
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA7572
2.50%, 10/1/2050 775,000 815,106
Pool# CA7368
2.50%, 10/1/2050 575,000 599,480
Pool# CA7369
2.50%, 10/1/2050 475,000 495,223
Pool# CA7573
2.50%, 11/1/2050 1,150,000 1,208,622
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 11/25/2035 675,000 688,922
2.00%, 11/25/2035 4,350,000 4,510,406
2.50%, 11/25/2035 2,848,000 2,958,972
3.00%, 11/25/2035 975,598 1,021,234
3.50%, 11/25/2035 1,449,000 1,530,732
4.00%, 11/25/2035 625,000 662,985
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 11/25/2050 500,000 503,105
2.00%, 11/25/2050 12,825,000 13,222,274
2.50%, 11/25/2050 8,438,000 8,791,671
3.00%, 11/25/2050 2,685,000 2,806,245
3.50%, 11/25/2050 4,862,000 5,134,443
4.00%, 11/25/2050 3,621,504 3,867,653
4.50%, 11/25/2050 909,000 982,963
5.00%, 11/25/2050 575,000 631,669
5.50%, 11/25/2050 23,000 25,565
2.50%, 12/25/2050 2,500,000 2,600,684
3.00%, 12/25/2050 2,675,000 2,796,436
3.50%, 12/25/2050 2,175,000 2,297,981
4.00%, 12/25/2050 1,575,000 1,683,281
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 308 327
Pool# 457801
7.00%, 8/15/2028 1,399 1,536
Pool# 486936
6.50%, 2/15/2029 696 798
Pool# 502969
6.00%, 3/15/2029 2,057 2,296
Pool# 487053
7.00%, 3/15/2029 650 719
Pool# 781014
6.00%, 4/15/2029 1,530 1,812
Pool# 509099
7.00%, 6/15/2029 2,050 2,112
Pool# 470643
7.00%, 7/15/2029 5,389 5,554
Pool# 434505
7.50%, 8/15/2029 35 35
Pool# 416538
7.00%, 10/15/2029 48 48
Pool# 524269
8.00%, 11/15/2029 1,431 1,437
Pool# 781124
7.00%, 12/15/2029 4,757 5,590
Pool# 507396
7.50%, 9/15/2030 26,346 27,583
Pool# 531352
7.50%, 9/15/2030 1,661 1,720

70 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 536334
7.50%, 10/15/2030 117 121
Pool# 540659
7.00%, 1/15/2031 542 550
Pool# 486019
7.50%, 1/15/2031 604 631
Pool# 535388
7.50%, 1/15/2031 371 379
Pool# 528589
6.50%, 3/15/2031 13,156 14,511
Pool# 508473
7.50%, 4/15/2031 2,556 2,767
Pool# 544470
8.00%, 4/15/2031 1,512 1,519
Pool# 781287
7.00%, 5/15/2031 2,242 2,661
Pool# 781319
7.00%, 7/15/2031 684 825
Pool# 485879
7.00%, 8/15/2031 4,849 5,530
Pool# 572554
6.50%, 9/15/2031 28,987 32,835
Pool# 781328
7.00%, 9/15/2031 2,218 2,611
Pool# 550991
6.50%, 10/15/2031 356 398
Pool# 571267
7.00%, 10/15/2031 694 801
Pool# 555171
6.50%, 12/15/2031 854 942
Pool# 781380
7.50%, 12/15/2031 714 861
Pool# 781481
7.50%, 1/15/2032 3,138 3,829
Pool# 580972
6.50%, 2/15/2032 123 140
Pool# 781401
7.50%, 2/15/2032 2,123 2,568
Pool# 781916
6.50%, 3/15/2032 32,799 38,067
Pool# 552474
7.00%, 3/15/2032 3,183 3,720
Pool# 781478
7.50%, 3/15/2032 1,281 1,567
Pool# 781429
8.00%, 3/15/2032 2,206 2,610
Pool# 781431
7.00%, 4/15/2032 8,584 10,351
Pool# 552616
7.00%, 6/15/2032 26,045 30,213
Pool# 570022
7.00%, 7/15/2032 9,766 11,571
Pool# 595077
6.00%, 10/15/2032 4,271 5,123
Pool# 552903
6.50%, 11/15/2032 64,958 74,324
Pool# 552952
6.00%, 12/15/2032 3,560 4,084
Pool# 602102
6.00%, 2/15/2033 10,152 11,324
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 588192
6.00%, 2/15/2033 2,810 3,157
Pool# 553144
5.50%, 4/15/2033 12,803 14,748
Pool# 604243
6.00%, 4/15/2033 6,275 7,573
Pool# 611526
6.00%, 5/15/2033 5,696 6,343
Pool# 553320
6.00%, 6/15/2033 15,607 18,865
Pool# 573916
6.00%, 11/15/2033 23,047 25,689
Pool# 604788
6.50%, 11/15/2033 37,834 42,435
Pool# 781688
6.00%, 12/15/2033 21,342 25,776
Pool# 604875
6.00%, 12/15/2033 18,122 21,884
Pool# 781690
6.00%, 12/15/2033 8,413 10,154
Pool# 781699
7.00%, 12/15/2033 2,890 3,344
Pool# 621856
6.00%, 1/15/2034 6,293 7,012
Pool# 564799
6.00%, 3/15/2034 22,412 25,714
Pool# 630038
6.50%, 8/15/2034 43,955 50,703
Pool# 781804
6.00%, 9/15/2034 24,446 29,524
Pool# 781847
6.00%, 12/15/2034 17,460 21,074
Pool# 486921
5.50%, 2/15/2035 7,537 8,831
Pool# 781902
6.00%, 2/15/2035 20,776 25,094
Pool# 649513
5.50%, 10/15/2035 159,293 180,040
Pool# 649510
5.50%, 10/15/2035 79,912 92,641
Pool# 652207
5.50%, 3/15/2036 29,830 32,957
Pool# 655519
5.00%, 5/15/2036 13,903 15,232
Pool# 652539
5.00%, 5/15/2036 8,367 9,415
Pool# 606308
5.50%, 5/15/2036 8,485 9,485
Pool# 606314
5.50%, 5/15/2036 4,922 5,432
Pool# 656666
6.00%, 6/15/2036 11,408 12,811
Pool# 657912
6.50%, 8/15/2036 3,175 3,502
Pool# 704630
5.50%, 7/15/2039 31,910 36,931
Pool# 757039
4.00%, 12/15/2040 196,059 220,082
Pool# 757038
4.00%, 12/15/2040 171,111 192,399

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 757044
4.00%, 12/15/2040 64,093 71,247
Pool# 755656
4.00%, 12/15/2040 60,871 68,392
Pool# 742235
4.00%, 12/15/2040 58,180 63,150
Pool# 755655
4.00%, 12/15/2040 43,860 49,221
Pool# 757043
4.00%, 12/15/2040 31,480 35,381
Pool# 756631
4.00%, 12/15/2040 17,708 19,658
Pool# 755959
4.00%, 1/15/2041 139,857 157,244
Pool# 742244
4.00%, 1/15/2041 132,270 146,592
Pool# 753826
4.00%, 1/15/2041 64,024 71,808
Pool# 690662
4.00%, 1/15/2041 49,335 54,465
Pool# 719486
4.00%, 1/15/2041 18,053 19,526
Pool# 757555
4.00%, 2/15/2041 31,002 34,216
Pool# 757557
4.00%, 2/15/2041 26,005 28,117
Pool# AD6012
3.50%, 4/15/2043 327,004 359,193
Pool# AD7471
3.50%, 4/15/2043 207,416 224,464
Pool# AA6307
3.50%, 4/15/2043 176,945 194,386
Pool# AD9472
3.50%, 4/15/2043 136,942 150,662
Pool# AD7472
3.50%, 4/15/2043 113,961 125,326
Pool# AB3946
3.50%, 4/15/2043 81,978 89,489
Pool# AA6403
3.00%, 5/15/2043 554,305 595,972
Pool# 783781
3.50%, 6/15/2043 85,287 91,604
Pool# 784015
3.00%, 7/15/2043 31,087 32,412
Pool# 784714
3.00%, 1/15/2044 123,205 128,476
Pool# 784459
3.00%, 12/15/2046 69,666 72,341
Pool# 784355
4.00%, 12/15/2046 54,064 58,109
Pool# 784500
3.00%, 2/15/2047 126,730 131,601
Pool# 784713
3.00%, 2/15/2047 26,137 27,140
Pool# 784458
3.50%, 12/15/2047 238,421 266,446
Pool# 784747
4.00%, 5/15/2048 120,693 127,576
Pool# 785073
4.00%, 9/15/2049 84,225 89,306
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 125,496 148,960
Pool# 4559
5.00%, 10/20/2039 174,969 198,977
Pool# 4715
5.00%, 6/20/2040 176,659 200,826
Pool# 4747
5.00%, 7/20/2040 95,816 109,654
Pool# 4771
4.50%, 8/20/2040 281,778 313,551
Pool# 4834
4.50%, 10/20/2040 778,578 866,526
Pool# 737727
4.00%, 12/20/2040 594,327 672,032
Pool# 737730
4.00%, 12/20/2040 186,425 210,799
Pool# 4923
4.50%, 1/20/2041 116,093 130,930
Pool# 4978
4.50%, 3/20/2041 16,969 18,883
Pool# 5017
4.50%, 4/20/2041 178,458 198,607
Pool# 5082
4.50%, 6/20/2041 305,578 340,212
Pool# 5175
4.50%, 9/20/2041 229,975 256,126
Pool# 675523
3.50%, 3/20/2042 241,127 265,630
Pool# MA0392
3.50%, 9/20/2042 1,256,987 1,365,063
Pool# MA0462
3.50%, 10/20/2042 451,658 490,493
Pool# MA0534
3.50%, 11/20/2042 1,160,370 1,260,142
Pool# MA0625
3.50%, 12/20/2042 333,235 361,888
Pool# MA0698
3.00%, 1/20/2043 284,739 304,734
Pool# MA0852
3.50%, 3/20/2043 525,620 570,816
Pool# MA0934
3.50%, 4/20/2043 618,194 671,351
Pool# AF1001
3.50%, 6/20/2043 187,292 208,175
Pool# MA1376
4.00%, 10/20/2043 485,136 533,355
Pool# AJ9335
3.50%, 10/20/2044 16,232 17,807
Pool# MA2754
3.50%, 4/20/2045 210,584 225,324
Pool# MA2824
2.50%, 5/20/2045 275,234 291,503
Pool# MA2825
3.00%, 5/20/2045 437,728 464,677
Pool# MA2891
3.00%, 6/20/2045 1,158,804 1,231,072
Pool# MA2960
3.00%, 7/20/2045 369,487 391,833
Pool# 784156
4.00%, 8/20/2045 120,342 128,831

72 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AO1103
3.50%, 9/20/2045 376,294 412,792
Pool# AO1099
3.50%, 9/20/2045 15,143 16,679
Pool# MA3106
4.00%, 9/20/2045 65,211 70,707
Pool# MA3172
3.00%, 10/20/2045 130,132 137,151
Pool# MA3173
3.50%, 10/20/2045 8,296 8,899
Pool# MA3174
4.00%, 10/20/2045 12,189 13,233
Pool# MA3243
3.00%, 11/20/2045 114,478 120,610
Pool# MA3244
3.50%, 11/20/2045 154,016 165,096
Pool# MA3309
3.00%, 12/20/2045 226,975 239,036
Pool# MA3310
3.50%, 12/20/2045 63,741 68,329
Pool# MA3377
4.00%, 1/20/2046 34,315 37,168
Pool# 784119
3.00%, 2/20/2046 463,369 488,367
Pool# MA3521
3.50%, 3/20/2046 364,512 390,709
Pool# MA3522
4.00%, 3/20/2046 348,102 377,144
Pool# MA3596
3.00%, 4/20/2046 203,803 215,055
Pool# MA3597
3.50%, 4/20/2046 66,046 70,877
Pool# MA3662
3.00%, 5/20/2046 376,861 397,722
Pool# MA3735
3.00%, 6/20/2046 429,019 453,745
Pool# MA3736
3.50%, 6/20/2046 1,256,643 1,359,072
Pool# MA3802
3.00%, 7/20/2046 761,164 803,114
Pool# MA3804
4.00%, 7/20/2046 31,372 33,929
Pool# MA3873
3.00%, 8/20/2046 748,901 790,304
Pool# MA3876
4.50%, 8/20/2046 12,826 14,278
Pool# MA3936
3.00%, 9/20/2046 671,656 711,338
Pool# MA3939
4.50%, 9/20/2046 7,062 7,804
Pool# MA4068
3.00%, 11/20/2046 199,459 210,480
Pool# MA4125
2.50%, 12/20/2046 108,512 114,341
Pool# MA4126
3.00%, 12/20/2046 1,428,195 1,506,870
Pool# MA4127
3.50%, 12/20/2046 320,536 342,193
Pool# MA4194
2.50%, 1/20/2047 280,327 295,146
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4196
3.50%, 1/20/2047 42,549 45,518
Pool# MA4261
3.00%, 2/20/2047 339,671 357,262
Pool# MA4262
3.50%, 2/20/2047 2,161,283 2,310,167
Pool# MA4264
4.50%, 2/20/2047 14,795 16,283
Pool# MA4321
3.50%, 3/20/2047 589,697 630,870
Pool# MA4382
3.50%, 4/20/2047 314,817 336,235
Pool# AZ1974
3.50%, 4/20/2047 166,628 183,556
Pool# MA4384
4.50%, 4/20/2047 14,756 16,137
Pool# MA4509
3.00%, 6/20/2047 157,788 166,521
Pool# MA4511
4.00%, 6/20/2047 576,645 622,883
Pool# MA4512
4.50%, 6/20/2047 41,938 45,845
Pool# MA4585
3.00%, 7/20/2047 24,866 26,246
Pool# MA4587
4.00%, 7/20/2047 638,625 693,514
Pool# BC1888
3.50%, 8/20/2047 228,303 250,453
Pool# 784471
3.50%, 8/20/2047 202,065 216,069
Pool# MA4652
3.50%, 8/20/2047 172,464 184,040
Pool# MA4653
4.00%, 8/20/2047 23,248 25,035
Pool# 784408
3.50%, 10/20/2047 121,424 129,831
Pool# MA4836
3.00%, 11/20/2047 258,416 272,830
Pool# MA4837
3.50%, 11/20/2047 511,476 545,117
Pool# MA4838
4.00%, 11/20/2047 1,259,546 1,360,239
Pool# MA4899
3.00%, 12/20/2047 548,761 578,032
Pool# MA4900
3.50%, 12/20/2047 389,566 415,289
Pool# 784421
3.50%, 12/20/2047 233,519 249,688
Pool# MA4961
3.00%, 1/20/2048 517,156 545,717
Pool# MA4962
3.50%, 1/20/2048 373,075 398,368
Pool# MA5018
3.00%, 2/20/2048 120,007 125,240
Pool# MA5078
4.00%, 3/20/2048 562,990 605,731
Pool# 784480
3.50%, 4/20/2048 89,375 95,570
Pool# 784479
3.50%, 4/20/2048 58,643 62,707

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784481
3.50%, 4/20/2048 18,976 20,244
Pool# MA5137
4.00%, 4/20/2048 269,390 289,383
Pool# BD4034
4.00%, 4/20/2048 40,914 44,277
Pool# MA5139
5.00%, 4/20/2048 62,469 68,130
Pool# MA5192
4.00%, 5/20/2048 1,267,508 1,365,210
Pool# MA5194
5.00%, 5/20/2048 29,677 32,310
Pool# MA5265
4.50%, 6/20/2048 413,327 447,184
Pool# MA5331
4.50%, 7/20/2048 150,300 163,170
Pool# MA5398
4.00%, 8/20/2048 480,412 515,547
Pool# MA5399
4.50%, 8/20/2048 331,702 357,890
Pool# MA5466
4.00%, 9/20/2048 295,119 316,887
Pool# MA5595
4.00%, 11/20/2048 104,675 112,332
Pool# BJ2692
4.00%, 11/20/2048 25,081 26,668
Pool# MA5597
5.00%, 11/20/2048 35,391 38,415
Pool# MA5652
4.50%, 12/20/2048 378,942 409,233
Pool# 784656
4.50%, 12/20/2048 152,134 163,504
Pool# BK2856
4.50%, 12/20/2048 18,695 20,187
Pool# MA5653
5.00%, 12/20/2048 58,101 62,938
Pool# MA5712
5.00%, 1/20/2049 269,237 292,238
Pool# MA5818
4.50%, 3/20/2049 97,202 104,584
Pool# MA5878
5.00%, 4/20/2049 35,450 38,398
Pool# MA5933
5.00%, 5/20/2049 27,047 29,364
Pool# MA5987
4.50%, 6/20/2049 586,684 628,901
Pool# MA6041
4.50%, 7/20/2049 263,926 283,830
Pool# MA6092
4.50%, 8/20/2049 89,152 96,753
Pool# MA6474
3.00%, 2/20/2050 1,573,115 1,640,740
Pool# MA6476
4.00%, 2/20/2050 164,676 175,313
Pool# MA6542
3.50%, 3/20/2050 440,938 465,402
Pool# MA6657
3.50%, 5/20/2050 745,953 788,666
Pool# MA6710
3.00%, 6/20/2050 3,157,022 3,316,010
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# BW4732
2.50%, 8/20/2050 650,713 682,081
Pool# BW6206
2.50%, 8/20/2050 573,901 601,567
Pool# MA6820
3.00%, 8/20/2050 1,069,627 1,125,497
Pool# MA6821
3.50%, 8/20/2050 738,005 785,005
Pool# BW4741
2.50%, 9/20/2050 605,874 635,081
Pool# BY0776
2.50%, 9/20/2050 549,987 576,500
Pool# BY0805
2.50%, 9/20/2050 548,984 575,448
GNMA TBA
2.50%, 11/15/2050 3,974,000 4,161,834
3.00%, 11/15/2050 3,141,000 3,277,928
3.50%, 11/15/2050 2,039,750 2,150,143
4.00%, 11/15/2050 102,500 109,002
4.50%, 11/15/2050 327,000 350,797
5.00%, 11/15/2050 181,000 196,321
Total Mortgage-Backed Securities
(cost $258,259,580)
265,920,545
Municipal Bonds 0.7%
California 0.3%
Bay Area Toll Authority, RB
Series F-2, 6.26%,
4/1/2049 150,000 246,181
Series S-3, 6.91%,
10/1/2050 100,000 175,529
California State, GO, 7.60%,
11/1/2040 100,000 177,102
East Bay Municipal Utility
District, RB, Series B,
5.87%, 6/1/2040 100,000 146,543
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 100,000 144,950
Los Angeles, Department of
Water & Power, RB
Series D, 6.57%, 7/1/2045 210,000 346,006
Series E, 6.75%, 8/1/2049 100,000 177,598
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 125,000 194,805
Santa Clara Valley
Transportation Authority,
RB, Series A, 5.88%,
4/1/2032 200,000 255,092
State of California, GO
7.55%, 4/1/2039 125,000 214,738
7.63%, 3/1/2040 220,000 374,906
University of California, RB
Series AX, 3.06%, 7/1/2025 50,000 54,785
Series R, 5.77%, 5/15/2043 50,000 70,127

74 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
California
University of California, RB
(continued)
Series AD, 4.86%,
5/15/2112 200,000 265,274
2,843,636
Connecticut 0.0%
†
State of Connecticut, GO,
Series D, 5.09%, 10/1/2030 200,000 242,868
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, Refunding, RB,
Series A, 6.66%, 4/1/2057 147,000 214,942
Illinois 0.1%
Chicago O'Hare International
Airport, RB, Series C,
4.57%, 1/1/2054 35,000 42,814
State of Illinois, GO, 5.10%,
6/1/2033 435,000 435,644
478,458
Massachusetts 0.0%
†
Commonwealth of
Massachusetts, RB, Series
A, 5.73%, 6/1/2040 150,000 211,723
Nebraska 0.0%
†
University of Nebraska
Facilities Corp, RB, Series
A, 3.04%, 10/1/2049 55,000 57,252
New Jersey 0.1%
New Jersey Economic
Development Authority, RB,
NATL-RE Insured, Series A,
7.43%, 2/15/2029 150,000 185,340
New Jersey State Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 165,000 270,382
Rutgers-State University of
New Jersey, RB, Series H,
5.67%, 5/1/2040 250,000 331,678
787,400
New York 0.1%
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 140,000 217,062
New York City Municipal
Water Finance Authority,
Water and Sewer System
Revenue Taxable, Second
General Resolution,
RB, Series CC, 5.88%,
6/15/2044 100,000 154,551
New York City Transitional
Finance Authority, Future
Tax Secured, RB, Series B,
5.57%, 11/1/2038 100,000 130,662
Municipal Bonds
Principal
Amount ($) Value ($)
New York
New York State Dormitory
Authority, RB, Series F,
3.11%, 2/15/2039 100,000 111,312
New York State Thruway
Authority, RB, 2.90%,
1/1/2035 50,000 53,184
Port Authority of New York &
New Jersey, RB
6.04%, 12/1/2029 300,000 389,757
4.46%, 10/1/2062 100,000 123,082
1,179,610
Ohio 0.0%
†
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 100,000 137,428
Oregon 0.0%
†
Oregon School Boards
Association, Limited
Tax Pension, GO, AGM
Insured, 5.53%, 6/30/2028 200,000 240,474
Texas 0.1%
Dallas Independent School
District, Texas School
Building, GO, PSF-GTD,
Series C, 6.45%, 2/15/2035 150,000 153,268
Dallas/Fort Worth International
Airport, RB, Series A,
2.99%, 11/1/2038 50,000 50,790
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 25,000 25,259
Texas State Taxable Build
America Bond, GO, Series
A, 5.52%, 4/1/2039 50,000 73,119
Texas Transportation
Commission, RB, Series B,
5.18%, 4/1/2030 100,000 126,391
428,827
Wisconsin 0.0%
†
State of Wisconsin Bond, RB,
Series C, 3.15%, 5/1/2027 20,000 22,159
Total Municipal Bonds
(cost $5,433,146)
6,844,777
Supranational 1.3%
African Development Bank,
1.63%, 9/16/2022 500,000 512,761
Asian Development Bank
0.63%, 4/7/2022 500,000 502,990
1.75%, 9/13/2022 500,000 514,204
1.50%, 10/18/2024 500,000 522,062
0.63%, 4/29/2025 500,000 503,191
2.50%, 11/2/2027 500,000 557,793

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 75
Supranational
Principal
Amount ($) Value ($)
2.75%, 1/19/2028 200,000 226,929
European Bank for
Reconstruction &
Development, 2.75%,
3/7/2023 250,000 264,395
European Investment Bank
2.25%, 3/15/2022 750,000 770,945
1.38%, 5/15/2023 500,000 514,033
2.63%, 3/15/2024 500,000 538,757
2.50%, 10/15/2024 500,000 542,088
1.63%, 3/14/2025 500,000 525,194
Inter-American Development
Bank
1.75%, 9/14/2022 250,000 256,951
0.50%, 5/24/2023 500,000 502,861
2.63%, 1/16/2024 500,000 536,337
2.00%, 6/2/2026 200,000 215,102
2.00%, 7/23/2026 500,000 537,812
4.38%, 1/24/2044 200,000 296,886
International Bank for
Reconstruction &
Development
2.13%, 7/1/2022 250,000 257,896
7.63%, 1/19/2023 677,000 786,133
1.88%, 6/19/2023 250,000 260,365
3.00%, 9/27/2023 250,000 269,445
2.50%, 3/19/2024 500,000 534,203
0.63%, 4/22/2025 500,000 503,125
2.50%, 7/29/2025 250,000 273,187
1.75%, 10/23/2029 500,000 532,875
International Finance Corp.,
1.38%, 10/16/2024 250,000 259,749
Nordic Investment Bank,
2.25%, 5/21/2024 200,000 213,320
Total Supranational
(cost $12,215,371)
12,731,589
U.S. Government Agency Securities 1.5%
FFCB, 2.85%, 9/20/2021 745,000 762,831
FHLB
3.63%, 6/11/2021 200,000 204,256
3.13%, 6/13/2025 1,075,000 1,206,938
5.50%, 7/15/2036 300,000 460,549
FHLMC
0.13%, 7/25/2022 185,000 184,918
0.25%, 6/26/2023 2,700,000 2,699,708
0.25%, 8/24/2023 1,105,000 1,105,115
0.38%, 7/21/2025 65,000 64,618
6.75%, 9/15/2029 388,000 578,981
6.75%, 3/15/2031 400,000 615,419
6.25%, 7/15/2032 365,000 563,943
FNMA
2.63%, 1/11/2022 355,000 365,431
2.63%, 9/6/2024 500,000 544,323
0.50%, 6/17/2025 2,000,000 1,999,463
6.25%, 5/15/2029 500,000 713,205
0.88%, 8/5/2030 880,000 855,026
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FNMA
FNMA Discount notes, 7.25%,
5/15/2030 1,000,000 1,551,152
Tennessee Valley Authority,
4.88%, 1/15/2048 300,000 441,233
Total U.S. Government Agency Securities
(cost $13,906,285)
14,917,109
U.S. Treasury Obligations 36.7%
U.S. Treasury Bonds
7.13%, 2/15/2023 1,000,000 1,158,984
6.25%, 8/15/2023 869,000 1,015,135
6.00%, 2/15/2026 1,444,500 1,865,154
5.50%, 8/15/2028 5,300,000 7,237,191
5.25%, 11/15/2028 1,000,000 1,355,703
4.50%, 2/15/2036 1,300,000 1,916,840
4.50%, 5/15/2038 500,000 759,531
4.50%, 8/15/2039 185,000 284,286
4.38%, 11/15/2039 830,000 1,260,076
1.13%, 5/15/2040 2,000,000 1,900,313
1.13%, 8/15/2040 1,000,000 947,188
3.88%, 8/15/2040 900,000 1,293,258
4.25%, 11/15/2040 1,500,000 2,261,309
3.75%, 8/15/2041 2,250,000 3,203,437
3.13%, 11/15/2041 2,100,000 2,749,359
3.13%, 2/15/2042 2,650,000 3,477,918
2.75%, 11/15/2042 800,000 991,094
3.13%, 2/15/2043 1,750,000 2,297,832
2.88%, 5/15/2043 900,000 1,138,465
3.63%, 8/15/2043 2,000,000 2,826,406
3.75%, 11/15/2043 1,850,000 2,664,289
3.63%, 2/15/2044 800,000 1,133,250
3.38%, 5/15/2044 1,700,000 2,324,883
3.13%, 8/15/2044 2,400,000 3,164,063
3.00%, 11/15/2044 5,250,000 6,790,137
3.00%, 5/15/2045 2,000,000 2,590,234
2.88%, 8/15/2045 2,000,000 2,540,625
2.50%, 2/15/2046 550,000 655,574
2.50%, 5/15/2046 1,200,000 1,430,766
2.25%, 8/15/2046 1,000,000 1,138,789
2.88%, 11/15/2046 1,775,000 2,264,373
3.00%, 2/15/2047 1,000,000 1,305,234
3.00%, 5/15/2047 1,600,000 2,090,562
2.75%, 8/15/2047 1,000,000 1,251,328
3.00%, 8/15/2048 1,750,000 2,296,807
2.88%, 5/15/2049 1,400,000 1,802,500
2.25%, 8/15/2049 2,500,000 2,852,051
2.38%, 11/15/2049 4,050,000 4,742,613
2.00%, 2/15/2050 4,000,000 4,330,000
1.25%, 5/15/2050 2,500,000 2,257,031
1.38%, 8/15/2050 1,900,000 1,771,156
U.S. Treasury Notes
2.88%, 10/15/2021 6,500,000 6,668,594
1.25%, 10/31/2021 4,000,000 4,043,594
1.75%, 11/30/2021 2,000,000 2,034,609
2.00%, 12/31/2021 2,000,000 2,042,969
1.50%, 1/31/2022 2,000,000 2,033,906
1.75%, 2/28/2022 3,000,000 3,064,219

76 - Statement of Investments - October 31, 2020 - Nationwide Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.75%, 3/31/2022 1,000,000 1,022,617
1.75%, 4/30/2022 2,000,000 2,047,969
1.88%, 4/30/2022 2,000,000 2,051,719
1.75%, 5/15/2022 1,700,000 1,741,969
0.13%, 5/31/2022 5,000,000 4,998,438
1.75%, 5/31/2022 2,000,000 2,050,469
1.75%, 6/30/2022 1,000,000 1,026,406
2.13%, 6/30/2022 500,000 516,270
1.88%, 7/31/2022 4,000,000 4,120,312
2.00%, 7/31/2022 7,000,000 7,225,313
1.63%, 8/15/2022 5,200,000 5,337,313
0.13%, 8/31/2022 10,000,000 9,995,313
1.63%, 8/31/2022 1,750,000 1,797,031
1.88%, 8/31/2022 3,500,000 3,609,375
1.75%, 9/30/2022 2,000,000 2,061,094
1.88%, 9/30/2022 500,000 516,445
1.38%, 10/15/2022 3,500,000 3,583,398
1.63%, 11/15/2022 4,000,000 4,119,062
2.00%, 11/30/2022 1,400,000 1,453,484
2.13%, 12/31/2022 2,000,000 2,084,609
2.38%, 1/31/2023 1,750,000 1,836,543
1.50%, 2/28/2023 1,000,000 1,030,820
1.50%, 3/31/2023 2,500,000 2,579,687
1.38%, 6/30/2023 2,700,000 2,785,430
2.50%, 8/15/2023 3,800,000 4,043,289
1.38%, 8/31/2023 3,700,000 3,823,285
2.75%, 8/31/2023 2,000,000 2,143,750
2.13%, 11/30/2023 3,900,000 4,130,039
2.25%, 12/31/2023 4,500,000 4,788,809
2.25%, 1/31/2024 4,800,000 5,114,625
2.50%, 1/31/2024 7,000,000 7,515,703
2.75%, 2/15/2024 4,500,000 4,872,305
2.13%, 3/31/2024 4,500,000 4,788,281
2.00%, 4/30/2024 2,000,000 2,122,109
2.25%, 4/30/2024 2,700,000 2,888,789
2.50%, 5/15/2024 1,700,000 1,834,406
2.00%, 5/31/2024 3,500,000 3,717,383
2.00%, 6/30/2024 2,500,000 2,658,301
2.13%, 7/31/2024 1,500,000 1,603,770
2.38%, 8/15/2024 250,000 269,805
1.88%, 8/31/2024 1,000,000 1,060,742
1.50%, 9/30/2024 2,500,000 2,618,262
2.13%, 9/30/2024 2,500,000 2,678,711
2.25%, 10/31/2024 1,000,000 1,077,656
2.25%, 11/15/2024 2,160,000 2,329,003
2.13%, 11/30/2024 1,200,000 1,288,641
1.38%, 1/31/2025 1,300,000 1,358,094
2.50%, 1/31/2025 1,500,000 1,638,105
2.00%, 2/15/2025 1,500,000 1,607,109
0.50%, 3/31/2025 2,700,000 2,720,039
2.63%, 3/31/2025 3,200,000 3,520,875
0.38%, 4/30/2025 4,500,000 4,507,734
2.13%, 5/15/2025 1,600,000 1,728,125
0.25%, 5/31/2025 4,000,000 3,983,281
0.25%, 6/30/2025 5,000,000 4,976,172
2.75%, 6/30/2025 1,750,000 1,943,457
2.88%, 7/31/2025 1,750,000 1,956,445
2.00%, 8/15/2025 2,000,000 2,154,219
0.25%, 8/31/2025 2,000,000 1,988,594
3.00%, 10/31/2025 4,500,000 5,080,078
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
2.25%, 11/15/2025 1,500,000 1,638,516
2.63%, 12/31/2025 2,000,000 2,225,781
2.63%, 1/31/2026 2,250,000 2,507,344
1.63%, 2/15/2026 2,900,000 3,080,910
1.63%, 5/15/2026 3,000,000 3,188,086
1.50%, 8/15/2026 3,400,000 3,592,312
1.38%, 8/31/2026 4,500,000 4,722,715
1.63%, 9/30/2026 2,500,000 2,661,035
1.63%, 10/31/2026 4,000,000 4,258,281
2.00%, 11/15/2026 1,000,000 1,087,031
1.50%, 1/31/2027 4,300,000 4,548,426
2.25%, 2/15/2027 3,800,000 4,196,773
1.13%, 2/28/2027 5,000,000 5,171,875
0.63%, 3/31/2027 1,500,000 1,503,750
0.50%, 4/30/2027 2,000,000 1,988,125
0.50%, 8/31/2027 1,500,000 1,486,641
0.38%, 9/30/2027 2,000,000 1,964,063
2.25%, 11/15/2027 3,870,000 4,297,212
2.75%, 2/15/2028 3,000,000 3,443,789
2.88%, 5/15/2028 3,000,000 3,480,352
2.88%, 8/15/2028 3,000,000 3,490,078
2.63%, 2/15/2029 1,657,000 1,905,226
2.38%, 5/15/2029 2,100,000 2,377,020
1.63%, 8/15/2029 1,000,000 1,070,703
1.75%, 11/15/2029 500,000 541,074
1.50%, 2/15/2030 5,000,000 5,299,219
0.63%, 8/15/2030 3,200,000 3,125,500
Total U.S. Treasury Obligations
(cost $341,965,334)
366,196,549
Short-Term Investment 0.0%
†
Shares
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class,0.02%(g)(h) 6,876 6,876
Total Short-Term Investment
(cost $6,876)
6,876

Nationwide Bond Index Fund - October 31, 2020 - Statement of Investments - 77
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price $70,567,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022; total
market value $72,131.
(h)(i) 70,566 70,566
Total Repurchase Agreement
(cost $70,566)
70,566
Total Investments
(cost $926,799,615) — 99.0% 987,241,411
Other assets in excess of
liabilities — 1.0% 9,724,003
NET ASSETS — 100.0%
$ 996,965,414
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of October 31, 2020.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$8,517,627 which represents 0.85% of net assets.
(c) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October 31,
2020 was $75,549, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $6,876 and $70,566, respectively, a total
value of $77,442.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2020.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at October 31, 2020.
(f) Investment in affiliate.
(g) Represents 7-day effective yield as of October 31, 2020.
(h) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of October 31,
2020 was $77,442.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
AGM Assured Guaranty Municipal Corp.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
NATL National Public Finance Guarantee Corp.
PSF-GTD Permanent School Fund Guaranteed
RB Revenue Bond
RE Reinsured
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

78 - Statement of Investments - October 31, 2020 - Nationwide International Index Fund
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 7.6%
Airlines 0.0%
†
Qantas Airways Ltd. 67,163 198,966
Banks 1.6%
Australia & New Zealand
Banking Group Ltd. 233,204 3,101,241
Commonwealth Bank of
Australia 146,007 7,117,896
National Australia Bank Ltd. 263,351 3,462,213
Westpac Banking Corp. 298,086 3,798,646
17,479,996
Beverages 0.1%
Coca-Cola Amatil Ltd. 39,120 342,788
Treasury Wine Estates Ltd. 64,276 414,738
757,526
Biotechnology 0.7%
CSL Ltd. 37,505 7,622,745
Capital Markets 0.3%
ASX Ltd. 16,234 911,941
Macquarie Group Ltd. 27,561 2,464,993
Magellan Financial Group
Ltd. 10,475 408,393
3,785,327
Chemicals 0.0%
†
Orica Ltd. 35,732 385,117
Commercial Services & Supplies 0.1%
Brambles Ltd. 121,930 824,946
Construction & Engineering 0.0%
†
CIMIC Group Ltd.* 8,551 129,880
Diversified Financial Services 0.0%
†
AMP Ltd. 280,920 302,549
Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd. 344,477 651,181
TPG Telecom Ltd.* 32,780 165,346
816,527
Electric Utilities 0.0%
†
AusNet Services 151,603 212,968
Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus 89,191 541,522
Goodman Group 137,992 1,789,951
GPT Group (The) 151,040 429,597
Mirvac Group 306,915 457,044
Scentre Group 426,254 632,478
Stockland 195,436 531,156
Vicinity Centres 275,733 235,667
4,617,415
Food & Staples Retailing 0.4%
Coles Group Ltd. 111,859 1,399,241
Woolworths Group Ltd. 103,582 2,788,242
4,187,483
Gas Utilities 0.1%
APA Group 98,942 732,714
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 5,376 805,389
Health Care Providers & Services 0.1%
Ramsay Health Care Ltd. 14,988 659,622
Common Stocks
Shares Value ($)
AUSTRALIA
Health Care Providers & Services
Sonic Healthcare Ltd. 37,090 910,211
1,569,833
Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. 46,712 946,308
Crown Resorts Ltd. 26,950 157,360
Tabcorp Holdings Ltd. 192,382 446,636
1,550,304
Insurance 0.2%
Insurance Australia Group
Ltd. 187,678 632,611
Medibank Pvt Ltd. 223,095 420,081
QBE Insurance Group Ltd. 121,664 708,941
Suncorp Group Ltd. 105,739 613,706
2,375,339
Interactive Media & Services 0.1%
REA Group Ltd. 4,319 360,769
SEEK Ltd.∞ 27,715 419,033
779,802
IT Services 0.2%
Afterpay Ltd.* 17,910 1,215,737
Computershare Ltd. 43,467 372,973
1,588,710
Metals & Mining 2.1%
BHP Group Ltd. 242,773 5,837,687
BHP Group plc 174,601 3,388,639
BlueScope Steel Ltd. 45,189 468,108
Evolution Mining Ltd. 132,245 518,118
Fortescue Metals Group Ltd. 142,005 1,741,133
Glencore plc* 837,996 1,693,852
Newcrest Mining Ltd. 67,748 1,398,790
Northern Star Resources Ltd. 61,177 642,009
Rio Tinto Ltd. 31,129 2,029,969
Rio Tinto plc 93,144 5,278,374
South32 Ltd. 418,169 600,158
23,596,837
Multiline Retail 0.3%
Wesfarmers Ltd. 95,080 3,083,286
Multi-Utilities 0.1%
AGL Energy Ltd. 53,300 468,923
Oil, Gas & Consumable Fuels 0.3%
Ampol Ltd. 22,510 412,084
Oil Search Ltd. 150,906 274,513
Origin Energy Ltd. 143,818 406,812
Santos Ltd. 142,920 478,174
Washington H Soul Pattinson
& Co. Ltd. 8,987 160,714
Woodside Petroleum Ltd. 79,017 978,677
2,710,974
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 52,585 443,492
Road & Rail 0.0%
†
Aurizon Holdings Ltd. 155,700 414,393
Software 0.0%
†
WiseTech Global Ltd. 13,170 267,204
Transportation Infrastructure 0.2%
Sydney Airport 114,312 439,333

Nationwide International Index Fund - October 31, 2020 - Statement of Investments - 79
Common Stocks
Shares Value ($)
AUSTRALIA
Transportation Infrastructure
Transurban Group 223,832 2,128,025
2,567,358
84,276,003
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 22,649 465,615
Raiffeisen Bank International
AG* 12,208 176,173
641,788
Electric Utilities 0.1%
Verbund AG 6,001 345,278
Machinery 0.0%
†
ANDRITZ AG 6,555 220,836
Metals & Mining 0.0%
†
voestalpine AG 10,207 283,584
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 12,125 279,843
1,771,329
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 20,950 1,036,461
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 62,861 3,264,337
Biotechnology 0.0%
†
Galapagos NV* 3,686 435,465
Chemicals 0.1%
Solvay SA 5,968 484,594
Umicore SA 16,286 627,007
1,111,601
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert
SA 6,014 492,501
Groupe Bruxelles Lambert
SA 3,442 281,651
Sofina SA 1,197 310,981
1,085,133
Diversified Telecommunication Services 0.0%
†
Proximus SADP 11,004 213,984
Electric Utilities 0.0%
†
Elia Group SA/NV 2,258 218,574
Food & Staples Retailing 0.0%
†
Etablissements Franz
Colruyt NV 4,381 259,336
Insurance 0.1%
Ageas SA/NV 14,886 599,315
Media 0.0%
†
Telenet Group Holding NV 4,001 153,840
Pharmaceuticals 0.1%
UCB SA 10,602 1,043,228
9,421,274
Common Stocks
Shares Value ($)
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 14,166 493,789
CHILE 0.0%
†
Metals & Mining 0.0%
†
Antofagasta plc 33,723 450,024
CHINA 0.6%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 306,600 850,787
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(a) 139,500 409,858
Biotechnology 0.1%
BeiGene Ltd., ADR* 3,189 945,602
Food Products 0.0%
†
Wilmar International Ltd. 156,158 462,827
Health Care Equipment & Supplies 0.0%
†
Microport Scientific Corp. 60,000 212,041
Internet & Direct Marketing Retail 0.4%
Prosus NV* 40,264 4,024,618
Machinery 0.0%
†
Yangzijiang Shipbuilding
Holdings Ltd. 170,266 115,161
7,020,894
DENMARK 2.5%
Air Freight & Logistics 0.2%
DSV PANALPINA A/S 16,978 2,751,088
Banks 0.1%
Danske Bank A/S* 57,840 769,543
Beverages 0.1%
Carlsberg A/S, Class B 8,556 1,083,565
Biotechnology 0.2%
Genmab A/S* 5,457 1,819,924
Chemicals 0.2%
Chr Hansen Holding A/S 8,845 891,083
Novozymes A/S, Class B 17,008 1,023,304
1,914,387
Electric Utilities 0.2%
Orsted A/S Reg. S(a) 15,438 2,452,552
Electrical Equipment 0.2%
Vestas Wind Systems A/S 16,288 2,784,279
Health Care Equipment & Supplies 0.3%
Ambu A/S, Class B(b) 12,654 384,025
Coloplast A/S, Class B 9,962 1,454,551
Demant A/S* 8,851 279,000
GN Store Nord A/S 10,737 773,259
2,890,835
Insurance 0.0%
†
Tryg A/S 9,007 250,059
Marine 0.1%
AP Moller - Maersk A/S,
Class A 286 422,425

80 - Statement of Investments - October 31, 2020 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
DENMARK
Marine
AP Moller - Maersk A/S,
Class B 544 870,164
1,292,589
Pharmaceuticals 0.8%
H Lundbeck A/S 5,521 155,580
Novo Nordisk A/S, Class B 142,427 9,108,459
9,264,039
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 8,313 659,115
27,931,975
FINLAND 1.2%
Banks 0.2%
Nordea Bank Abp 264,373 1,986,227
Communications Equipment 0.1%
Nokia OYJ* 460,046 1,544,329
Diversified Telecommunication Services 0.1%
Elisa OYJ 11,713 576,393
Electric Utilities 0.1%
Fortum OYJ 37,242 701,219
Insurance 0.1%
Sampo OYJ, Class A 39,499 1,491,113
Machinery 0.2%
Kone OYJ, Class B 28,502 2,269,278
Wartsila OYJ Abp 36,432 289,616
2,558,894
Oil, Gas & Consumable Fuels 0.2%
Neste OYJ 34,435 1,798,638
Paper & Forest Products 0.2%
Stora Enso OYJ, Class R 46,954 685,669
UPM-Kymmene OYJ 44,757 1,265,691
1,951,360
Pharmaceuticals 0.0%
†
Orion OYJ, Class B 8,502 363,988
12,972,161
FRANCE 10.1%
Aerospace & Defense 0.6%
Airbus SE* 48,541 3,565,543
Dassault Aviation SA* 203 170,013
Safran SA* 26,362 2,801,419
Thales SA 8,935 582,621
7,119,596
Auto Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 14,230 1,536,261
Faurecia SE* 5,583 212,104
Valeo SA 19,339 586,504
2,334,869
Automobiles 0.1%
Peugeot SA* 49,319 887,153
Renault SA* 15,532 384,845
1,271,998
Banks 0.4%
BNP Paribas SA* 92,938 3,258,696
Common Stocks
Shares Value ($)
FRANCE
Banks
Credit Agricole SA* 96,760 769,945
Societe Generale SA* 67,983 928,384
4,957,025
Beverages 0.3%
Pernod Ricard SA 17,454 2,816,586
Remy Cointreau SA 1,924 325,220
3,141,806
Building Products 0.1%
Cie de Saint-Gobain* 42,032 1,648,894
Capital Markets 0.0%
†
Amundi SA Reg. S*(a) 4,739 311,115
Natixis SA* 80,254 187,992
499,107
Chemicals 0.6%
Air Liquide SA 38,973 5,704,602
Arkema SA 5,909 579,474
6,284,076
Construction & Engineering 0.4%
Bouygues SA 18,817 617,798
Eiffage SA* 6,985 509,249
Vinci SA 42,568 3,368,473
4,495,520
Diversified Financial Services 0.0%
†
Eurazeo SE* 3,736 170,058
Wendel SE 1,920 166,842
336,900
Diversified Telecommunication Services 0.2%
Iliad SA 1,325 256,394
Orange SA 162,147 1,821,848
2,078,242
Electric Utilities 0.1%
Electricite de France SA 51,979 604,139
Electrical Equipment 0.6%
Legrand SA 22,385 1,657,136
Schneider Electric SE 45,903 5,578,695
7,235,831
Electronic Equipment, Instruments & Components 0.0%
†
Ingenico Group SA* 759 109,365
Entertainment 0.3%
Bollore SA 65,863 236,307
Ubisoft Entertainment SA* 7,279 643,029
Vivendi SA 69,534 2,010,229
2,889,565
Equity Real Estate Investment Trusts (REITs) 0.1%
Covivio 4,179 248,967
Gecina SA 3,844 478,445
ICADE 2,477 125,681
Klepierre SA 16,946 216,125
Unibail-Rodamco-Westfield 11,466 466,444
1,535,662
Food & Staples Retailing 0.1%
Carrefour SA 50,116 781,146
Food Products 0.3%
Danone SA 50,928 2,814,900
Health Care Equipment & Supplies 0.0%
†
BioMerieux 3,286 490,539

Nationwide International Index Fund - October 31, 2020 - Statement of Investments - 81
Common Stocks
Shares Value ($)
FRANCE
Health Care Providers & Services 0.0%
†
Orpea* 4,214 422,144
Hotels, Restaurants & Leisure 0.1%
Accor SA* 15,336 393,458
La Francaise des Jeux
SAEM Reg. S(a) 7,800 292,581
Sodexo SA 6,914 444,379
1,130,418
Household Durables 0.0%
†
SEB SA 1,798 292,625
Insurance 0.3%
AXA SA 159,292 2,573,369
CNP Assurances* 15,763 178,484
SCOR SE* 12,155 296,416
3,048,269
Interactive Media & Services 0.0%
†
Adevinta ASA* 20,099 310,922
IT Services 0.4%
Atos SE* 7,831 535,374
Capgemini SE 13,491 1,560,365
Edenred 20,426 953,785
Worldline SA Reg. S*(a) 17,900 1,329,192
4,378,716
Life Sciences Tools & Services 0.1%
Sartorius Stedim Biotech 2,283 868,928
Machinery 0.1%
Alstom SA* 16,107 722,891
Media 0.1%
JCDecaux SA* 7,695 119,158
Publicis Groupe SA 18,661 650,059
769,217
Multi-Utilities 0.3%
Engie SA* 149,010 1,806,242
Suez SA 28,468 522,728
Veolia Environnement SA 44,103 822,609
3,151,579
Oil, Gas & Consumable Fuels 0.6%
TOTAL SE 204,214 6,184,187
Personal Products 0.6%
L'Oreal SA 20,885 6,763,801
Pharmaceuticals 0.8%
Ipsen SA 2,912 265,222
Sanofi 93,506 8,452,877
8,718,099
Professional Services 0.2%
Bureau Veritas SA* 23,284 513,083
Teleperformance 4,924 1,481,496
1,994,579
Software 0.2%
Dassault Systemes SE 11,024 1,884,617
Textiles, Apparel & Luxury Goods 1.8%
EssilorLuxottica SA* 23,403 2,893,746
Hermes International 2,656 2,475,052
Kering SA 6,269 3,792,766
LVMH Moet Hennessy Louis
Vuitton SE 22,975 10,786,303
19,947,867
Common Stocks
Shares Value ($)
FRANCE
Transportation Infrastructure 0.1%
Aeroports de Paris 2,578 253,012
Getlink SE* 37,985 511,011
764,023
111,982,062
GERMANY 8.9%
Aerospace & Defense 0.1%
MTU Aero Engines AG 4,452 760,151
Air Freight & Logistics 0.3%
Deutsche Post AG
(Registered) 81,691 3,620,468
Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)*(b) 21,700 187,227
Auto Components 0.1%
Continental AG 9,224 981,140
Automobiles 0.8%
Bayerische Motoren Werke
AG 27,765 1,897,577
Bayerische Motoren Werke
AG (Preference) 4,316 223,186
Daimler AG (Registered) 70,691 3,657,526
Porsche Automobil Holding
SE (Preference) 12,841 688,066
Volkswagen AG 2,543 395,835
Volkswagen AG (Preference) 15,228 2,218,576
9,080,766
Banks 0.0%
†
Commerzbank AG* 82,802 392,144
Capital Markets 0.3%
Deutsche Bank AG
(Registered)* 164,647 1,513,196
Deutsche Boerse AG 15,598 2,295,950
3,809,146
Chemicals 0.7%
BASF SE 76,116 4,173,903
Covestro AG Reg. S(a) 13,991 667,909
Evonik Industries AG 17,585 425,111
Fuchs Petrolub SE
(Preference) 5,345 276,051
LANXESS AG 6,453 327,113
Symrise AG 10,789 1,333,753
7,203,840
Construction & Engineering 0.0%
†
Hochtief AG 2,000 147,318
Construction Materials 0.1%
HeidelbergCement AG 12,479 714,106
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG
(Registered) 276,241 4,206,654
Telefonica Deutschland
Holding AG 85,329 215,443
United Internet AG
(Registered) 9,042 317,555
4,739,652

82 - Statement of Investments - October 31, 2020 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Electrical Equipment 0.1%
Siemens Energy AG* 31,638 692,727
Food & Staples Retailing 0.0%
†
METRO AG 12,133 119,015
Health Care Equipment & Supplies 0.2%
Carl Zeiss Meditec AG 3,322 430,943
Sartorius AG (Preference) 2,983 1,261,760
Siemens Healthineers AG
Reg. S(a) 22,525 967,774
2,660,477
Health Care Providers & Services 0.2%
Fresenius Medical Care AG
& Co. KGaA 17,870 1,364,965
Fresenius SE & Co. KGaA 35,055 1,300,071
2,665,036
Household Products 0.2%
Henkel AG & Co. KGaA 8,565 777,245
Henkel AG & Co. KGaA
(Preference) 14,391 1,404,477
2,181,722
Independent Power and Renewable Electricity Producers
0.0%
†
Uniper SE 15,692 469,158
Industrial Conglomerates 0.7%
Siemens AG (Registered) 63,276 7,417,337
Insurance 0.9%
Allianz SE (Registered) 34,440 6,062,268
Hannover Rueck SE 5,034 730,927
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 11,543 2,701,372
9,494,567
Interactive Media & Services 0.1%
Scout24 AG Reg. S(a) 9,023 728,692
Internet & Direct Marketing Retail 0.3%
Delivery Hero SE Reg. S*(a) 10,734 1,239,869
Just Eat Takeaway.com NV
Reg. S*(a)(b) 10,177 1,132,484
Zalando SE Reg. S*(a) 12,722 1,188,821
3,561,174
Machinery 0.1%
GEA Group AG 13,516 449,552
KION Group AG 5,455 424,572
Knorr-Bremse AG 5,965 690,510
1,564,634
Metals & Mining 0.0%
†
thyssenkrupp AG*(b) 30,470 145,382
Multi-Utilities 0.4%
E.ON SE 188,268 1,963,400
RWE AG 53,870 2,001,532
3,964,932
Personal Products 0.1%
Beiersdorf AG 8,347 874,032
Pharmaceuticals 0.5%
Bayer AG (Registered) 81,260 3,818,957
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals
Merck KGaA 10,838 1,604,975
5,423,932
Real Estate Management & Development 0.5%
Aroundtown SA* 92,984 445,993
Deutsche Wohnen SE 28,656 1,450,466
LEG Immobilien AG 5,787 781,983
Vonovia SE 42,378 2,705,541
5,383,983
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 102,868 2,880,722
Software 0.9%
Nemetschek SE 4,487 324,654
SAP SE 86,372 9,204,970
TeamViewer AG Reg. S*(a) 12,406 548,101
10,077,725
Textiles, Apparel & Luxury Goods 0.5%
adidas AG* 15,788 4,691,259
Puma SE* 8,108 711,000
5,402,259
Trading Companies & Distributors 0.1%
Brenntag AG 12,753 815,247
Transportation Infrastructure 0.0%
†
Fraport AG Frankfurt Airport
Services Worldwide*(b) 2,677 97,097
98,255,808
HONG KONG 2.8%
Banks 0.1%
Bank of East Asia Ltd. (The)
(b) 106,950 192,941
Hang Seng Bank Ltd. 64,100 986,117
1,179,058
Capital Markets 0.4%
Hong Kong Exchanges &
Clearing Ltd. 100,500 4,820,404
Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd. 313,420 405,481
PCCW Ltd.(b) 338,000 203,386
608,867
Electric Utilities 0.2%
CK Infrastructure Holdings
Ltd. 47,500 224,279
CLP Holdings Ltd. 137,500 1,264,980
HK Electric Investments &
HK Electric Investments
Ltd. Reg. S 227,500 231,497
Power Assets Holdings Ltd. 114,300 587,739
2,308,495
Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT 173,251 1,322,978
Food & Staples Retailing 0.0%
†
Dairy Farm International
Holdings Ltd. 20,400 76,942
Food Products 0.1%
WH Group Ltd. Reg. S(a) 762,500 599,350

Nationwide International Index Fund - October 31, 2020 - Statement of Investments - 83
Common Stocks
Shares Value ($)
HONG KONG
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 893,872 1,286,986
Hotels, Restaurants & Leisure 0.0%
†
Melco Resorts &
Entertainment Ltd., ADR 16,778 270,461
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 18,000 802,800
Jardine Matheson Holdings
Ltd. 400 17,796
Jardine Strategic Holdings
Ltd. 14,800 316,868
Jardine Strategic Holdings
Ltd. 1,700 36,827
1,174,291
Insurance 0.9%
AIA Group Ltd. 1,000,000 9,431,313
Machinery 0.1%
Techtronic Industries Co. Ltd. 115,000 1,546,862
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd. 216,886 1,004,907
Hang Lung Properties Ltd. 163,000 397,058
Henderson Land
Development Co. Ltd. 123,352 438,001
Hongkong Land Holdings
Ltd. 92,500 330,225
Hongkong Land Holdings
Ltd. 8,700 31,962
Kerry Properties Ltd. 61,000 149,523
New World Development Co.
Ltd. 124,707 595,179
Sino Land Co. Ltd. 246,200 292,247
Sun Hung Kai Properties Ltd. 109,200 1,400,187
Swire Pacific Ltd., Class A 35,000 159,482
Swire Properties Ltd. 104,400 280,179
Wharf Real Estate
Investment Co. Ltd. 136,270 525,214
5,604,164
Road & Rail 0.1%
MTR Corp. Ltd. 124,714 618,532
Semiconductors & Semiconductor Equipment 0.0%
†
ASM Pacific Technology Ltd. 26,900 270,799
31,119,502
IRELAND 0.7%
Building Products 0.1%
Kingspan Group plc 12,901 1,125,188
Construction Materials 0.2%
CRH plc 64,340 2,259,092
Containers & Packaging 0.1%
Smurfit Kappa Group plc 18,335 690,497
Food Products 0.1%
Kerry Group plc, Class A 13,322 1,593,926
Hotels, Restaurants & Leisure 0.2%
Flutter Entertainment plc 12,942 2,255,178
Common Stocks
Shares Value ($)
IRELAND
Trading Companies & Distributors 0.0%
†
AerCap Holdings NV* 11,279 280,057
8,203,938
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,177 245,774
Banks 0.2%
Bank Hapoalim BM* 98,402 577,555
Bank Leumi Le-Israel BM 118,136 560,164
Israel Discount Bank Ltd.,
Class A 92,385 260,520
Mizrahi Tefahot Bank Ltd. 11,747 229,753
1,627,992
Chemicals 0.0%
†
ICL Group Ltd. 57,452 208,363
Consumer Finance 0.0%
†
Isracard Ltd. 1 2
IT Services 0.1%
Wix.com Ltd.* 4,185 1,035,034
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 91,648 799,171
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 4,017 188,814
Software 0.2%
Check Point Software
Technologies Ltd.* 9,275 1,053,269
Nice Ltd.* 5,210 1,187,706
2,240,975
6,346,125
ITALY 1.9%
Aerospace & Defense 0.0%
†
Leonardo SpA(b) 37,717 179,746
Auto Components 0.0%
†
Pirelli & C SpA Reg. S*(a)(b) 26,948 112,480
Automobiles 0.2%
Ferrari NV 10,570 1,886,090
Banks 0.4%
FinecoBank Banca Fineco
SpA* 51,200 701,171
Intesa Sanpaolo SpA* 1,358,525 2,253,815
Mediobanca Banca di
Credito Finanziario SpA(b) 51,131 362,836
UniCredit SpA* 177,919 1,332,882
4,650,704
Beverages 0.0%
†
Davide Campari-Milano NV 47,548 495,968
Diversified Telecommunication Services 0.1%
Infrastrutture Wireless
Italiane SpA Reg. S(a) 21,779 236,089
Telecom Italia SpA 1,176,005 412,382
648,471
Electric Utilities 0.6%
Enel SpA 675,530 5,380,159

84 - Statement of Investments - October 31, 2020 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
ITALY
Electric Utilities
Terna Rete Elettrica
Nazionale SpA 117,944 797,639
6,177,798
Electrical Equipment 0.0%
†
Prysmian SpA 19,668 534,928
Gas Utilities 0.1%
Snam SpA 170,807 834,011
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 1,976 434,024
Insurance 0.1%
Assicurazioni Generali SpA 92,145 1,236,150
Poste Italiane SpA Reg. S(a) 41,585 339,256
1,575,406
IT Services 0.1%
Nexi SpA Reg. S*(a) 36,346 558,590
Oil, Gas & Consumable Fuels 0.1%
Eni SpA 213,325 1,501,298
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 8,514 441,333
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA* 16,050 642,658
Transportation Infrastructure 0.1%
Atlantia SpA* 41,548 637,060
21,310,565
JAPAN 26.0%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd. 27,600 665,599
Yamato Holdings Co. Ltd. 25,100 663,494
1,329,093
Airlines 0.0%
†
ANA Holdings, Inc. 9,400 205,370
Japan Airlines Co. Ltd. 8,274 144,797
350,167
Auto Components 0.6%
Aisin Seiki Co. Ltd. 13,500 409,827
Bridgestone Corp. 44,900 1,463,392
Denso Corp. 36,300 1,692,446
JTEKT Corp. 16,600 132,328
Koito Manufacturing Co. Ltd. 9,100 440,236
NGK Spark Plug Co. Ltd. 13,700 240,883
Stanley Electric Co. Ltd. 10,300 293,454
Sumitomo Electric Industries
Ltd. 63,100 696,013
Sumitomo Rubber Industries
Ltd. 14,100 124,103
Toyoda Gosei Co. Ltd. 4,100 104,094
Toyota Industries Corp. 11,800 763,261
Yokohama Rubber Co. Ltd.
(The) 11,300 162,622
6,522,659
Automobiles 1.7%
Honda Motor Co. Ltd. 134,300 3,166,847
Isuzu Motors Ltd. 45,500 370,273
Mazda Motor Corp. 42,760 226,096
Common Stocks
Shares Value ($)
JAPAN
Automobiles
Mitsubishi Motors Corp. 60,099 110,269
Nissan Motor Co. Ltd. 193,300 684,192
Subaru Corp. 51,600 949,453
Suzuki Motor Corp. 30,900 1,330,743
Toyota Motor Corp. 175,420 11,488,751
Yamaha Motor Co. Ltd. 22,300 319,214
18,645,838
Banks 1.2%
Aozora Bank Ltd. 10,200 167,529
Bank of Kyoto Ltd. (The) 4,100 180,860
Chiba Bank Ltd. (The) 45,500 235,061
Concordia Financial Group
Ltd. 81,100 267,567
Fukuoka Financial Group,
Inc.(b) 13,120 219,189
Japan Post Bank Co. Ltd. 30,300 241,502
Mebuki Financial Group, Inc. 80,630 161,854
Mitsubishi UFJ Financial
Group, Inc. 1,011,184 3,986,003
Mizuho Financial Group, Inc. 197,851 2,439,225
Resona Holdings, Inc. 168,101 552,807
Seven Bank Ltd. 60,500 138,725
Shinsei Bank Ltd. 12,200 146,791
Shizuoka Bank Ltd. (The) 36,600 245,975
Sumitomo Mitsui Financial
Group, Inc. 107,405 2,974,670
Sumitomo Mitsui Trust
Holdings, Inc. 28,276 756,644
12,714,402
Beverages 0.3%
Asahi Group Holdings Ltd. 38,100 1,180,904
Coca-Cola Bottlers Japan
Holdings, Inc. 11,800 167,216
Ito En Ltd. 4,000 253,643
Kirin Holdings Co. Ltd. 69,000 1,245,910
Suntory Beverage & Food
Ltd. 12,300 425,203
3,272,876
Biotechnology 0.0%
†
PeptiDream, Inc.* 7,400 342,808
Building Products 0.5%
AGC, Inc. 15,020 468,877
Daikin Industries Ltd. 20,500 3,838,020
LIXIL Group Corp. 20,600 444,383
TOTO Ltd. 12,100 551,865
5,303,145
Capital Markets 0.3%
Daiwa Securities Group, Inc. 121,100 489,919
Japan Exchange Group, Inc. 42,700 1,047,802
Nomura Holdings, Inc. 263,700 1,175,740
SBI Holdings, Inc. 18,470 425,790
3,139,251
Chemicals 1.1%
Air Water, Inc. 15,700 224,310
Asahi Kasei Corp. 105,200 913,657
Daicel Corp. 22,800 163,123
JSR Corp. 16,900 380,943
Kansai Paint Co. Ltd. 15,200 393,370

Nationwide International Index Fund - October 31, 2020 - Statement of Investments - 85
Common Stocks
Shares Value ($)
JAPAN
Chemicals
Kuraray Co. Ltd. 26,200 242,206
Mitsubishi Chemical Holdings
Corp. 104,700 589,897
Mitsubishi Gas Chemical
Co., Inc. 14,500 264,158
Mitsui Chemicals, Inc. 14,320 368,276
Nippon Paint Holdings Co.
Ltd. 12,300 1,108,482
Nippon Sanso Holdings
Corp. 14,200 208,883
Nissan Chemical Corp. 10,000 530,255
Nitto Denko Corp. 12,810 898,999
Shin-Etsu Chemical Co. Ltd. 29,200 3,907,239
Showa Denko KK 9,400 159,561
Sumitomo Chemical Co. Ltd. 121,400 397,971
Teijin Ltd. 14,860 228,043
Toray Industries, Inc. 111,400 505,351
Tosoh Corp.(b) 20,900 340,331
11,825,055
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 19,250 359,005
Park24 Co. Ltd.* 9,900 134,029
Secom Co. Ltd. 17,600 1,486,989
Sohgo Security Services Co.
Ltd. 6,400 298,061
Toppan Printing Co. Ltd. 22,900 290,479
2,568,563
Construction & Engineering 0.2%
JGC Holdings Corp. 18,900 155,936
Kajima Corp. 36,500 388,826
Obayashi Corp. 54,400 453,649
Shimizu Corp. 46,100 319,006
Taisei Corp. 15,100 468,975
1,786,392
Construction Materials 0.0%
†
Taiheiyo Cement Corp. 10,700 251,907
Consumer Finance 0.0%
†
Acom Co. Ltd. 38,600 172,772
Diversified Consumer Services 0.0%
†
Benesse Holdings, Inc.(b) 6,900 162,436
Diversified Financial Services 0.1%
Mitsubishi UFJ Lease &
Finance Co. Ltd. 37,300 157,702
ORIX Corp. 111,100 1,296,432
Tokyo Century Corp.(b) 3,100 151,986
1,606,120
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 105,216 2,221,613
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 52,100 582,962
Chugoku Electric Power Co.,
Inc. (The) 22,400 280,917
Kansai Electric Power Co.,
Inc. (The) 55,900 507,213
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities
Kyushu Electric Power Co.,
Inc. 28,000 234,364
Tohoku Electric Power Co.,
Inc. 36,200 318,412
Tokyo Electric Power Co.
Holdings, Inc.* 122,400 316,374
2,240,242
Electrical Equipment 0.5%
Fuji Electric Co. Ltd. 9,940 301,877
Mitsubishi Electric Corp. 153,000 1,965,343
Nidec Corp. 36,800 3,699,383
5,966,603
Electronic Equipment, Instruments & Components 1.7%
Hamamatsu Photonics KK 11,800 588,857
Hirose Electric Co. Ltd. 2,765 386,429
Hitachi Ltd. 79,460 2,679,587
Keyence Corp. 15,072 6,834,748
Kyocera Corp. 26,900 1,481,886
Murata Manufacturing Co.
Ltd. 47,200 3,273,883
Omron Corp. 15,600 1,124,659
Shimadzu Corp. 18,600 531,827
TDK Corp. 10,900 1,278,581
Yokogawa Electric Corp. 17,700 260,263
18,440,720
Entertainment 0.7%
Konami Holdings Corp. 7,200 281,522
Nexon Co. Ltd. 40,500 1,133,378
Nintendo Co. Ltd. 9,200 5,023,736
Square Enix Holdings Co.
Ltd. 7,600 446,354
Toho Co. Ltd. 9,400 372,657
7,257,647
Equity Real Estate Investment Trusts (REITs) 0.4%
Daiwa House REIT
Investment Corp. 173 400,628
GLP J-REIT 293 449,943
Japan Prime Realty
Investment Corp. 75 202,870
Japan Real Estate
Investment Corp. 110 539,001
Japan Retail Fund
Investment Corp. 231 334,172
Nippon Building Fund, Inc. 107 540,370
Nippon Prologis REIT, Inc. 165 543,422
Nomura Real Estate Master
Fund, Inc. 363 433,086
Orix JREIT, Inc. 201 282,035
United Urban Investment
Corp. 260 277,343
4,002,870
Food & Staples Retailing 0.5%
Aeon Co. Ltd. 54,800 1,401,476
Cosmos Pharmaceutical
Corp. 1,800 306,102
Kobe Bussan Co. Ltd.(b) 9,200 257,435
Lawson, Inc. 4,600 211,560
Seven & i Holdings Co. Ltd. 63,200 1,930,235
Sundrug Co. Ltd. 6,000 222,771

86 - Statement of Investments - October 31, 2020 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Food & Staples Retailing
Tsuruha Holdings, Inc. 3,000 419,501
Welcia Holdings Co. Ltd. 7,800 306,737
5,055,817
Food Products 0.4%
Ajinomoto Co., Inc. 39,100 784,962
Calbee, Inc. 7,500 229,857
Kikkoman Corp. 12,200 608,882
MEIJI Holdings Co. Ltd. 9,298 674,085
NH Foods Ltd. 6,900 282,579
Nisshin Seifun Group, Inc. 16,152 242,142
Nissin Foods Holdings Co.
Ltd. 5,300 458,644
Toyo Suisan Kaisha Ltd. 7,700 383,458
Yakult Honsha Co. Ltd. 10,400 504,726
Yamazaki Baking Co. Ltd. 9,700 159,131
4,328,466
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 29,280 552,541
Toho Gas Co. Ltd. 6,200 320,329
Tokyo Gas Co. Ltd. 31,580 713,083
1,585,953
Health Care Equipment & Supplies 0.8%
Asahi Intecc Co. Ltd. 16,100 499,528
Hoya Corp. 31,100 3,521,203
Olympus Corp. 97,700 1,868,043
Sysmex Corp. 14,000 1,317,558
Terumo Corp. 52,600 1,938,285
9,144,617
Health Care Providers & Services 0.1%
Alfresa Holdings Corp. 15,100 277,535
Medipal Holdings Corp. 16,200 289,686
Suzuken Co. Ltd. 5,780 208,757
775,978
Health Care Technology 0.2%
M3, Inc. 37,000 2,496,442
Hotels, Restaurants & Leisure 0.2%
McDonald's Holdings Co.
Japan Ltd. 5,824 276,225
Oriental Land Co. Ltd. 16,300 2,280,732
2,556,957
Household Durables 1.2%
Casio Computer Co. Ltd. 16,000 242,448
Iida Group Holdings Co. Ltd. 12,400 224,791
Nikon Corp. 24,200 146,908
Panasonic Corp. 185,202 1,713,159
Rinnai Corp. 3,300 325,960
Sekisui Chemical Co. Ltd. 28,500 445,119
Sekisui House Ltd. 52,100 863,925
Sharp Corp. 19,700 228,042
Sony Corp. 104,100 8,676,435
12,866,787
Household Products 0.2%
Lion Corp. 17,900 365,069
Pigeon Corp. 9,400 432,946
Unicharm Corp. 33,800 1,569,296
2,367,311
Common Stocks
Shares Value ($)
JAPAN
Independent Power and Renewable Electricity Producers
0.0%
†
Electric Power Development
Co. Ltd. 13,000 175,951
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd. 8,500 323,298
Toshiba Corp. 31,270 789,702
1,113,000
Insurance 0.7%
Dai-ichi Life Holdings, Inc. 90,400 1,346,728
Japan Post Holdings Co. Ltd. 131,300 900,682
Japan Post Insurance Co.
Ltd. 16,800 266,358
MS&AD Insurance Group
Holdings, Inc. 37,355 1,029,825
Sompo Holdings, Inc. 28,225 1,055,889
T&D Holdings, Inc. 44,700 446,637
Tokio Marine Holdings, Inc. 52,300 2,343,301
7,389,420
Interactive Media & Services 0.2%
Kakaku.com, Inc. 11,900 316,369
LINE Corp.* 3,000 153,911
Z Holdings Corp. 222,400 1,549,575
2,019,855
Internet & Direct Marketing Retail 0.1%
Mercari, Inc.* 7,100 300,142
Rakuten, Inc. 69,500 677,149
ZOZO, Inc. 8,500 217,003
1,194,294
IT Services 0.6%
Fujitsu Ltd. 16,010 1,861,680
GMO Payment Gateway, Inc. 3,300 401,833
Itochu Techno-Solutions
Corp. 8,200 278,544
NEC Corp. 20,700 1,041,118
Nomura Research Institute
Ltd. 26,854 790,275
NTT Data Corp. 52,900 597,068
Obic Co. Ltd. 5,800 1,029,941
Otsuka Corp. 8,500 390,009
SCSK Corp. 4,700 232,734
TIS, Inc. 17,400 334,595
6,957,797
Leisure Products 0.3%
Bandai Namco Holdings, Inc. 16,749 1,243,183
Sega Sammy Holdings, Inc. 13,600 170,751
Shimano, Inc. 6,200 1,414,355
Yamaha Corp. 10,600 502,098
3,330,387
Machinery 1.5%
Amada Co. Ltd. 28,100 244,113
Daifuku Co. Ltd. 8,500 875,541
FANUC Corp. 15,900 3,379,556
Hino Motors Ltd. 27,500 211,195
Hitachi Construction
Machinery Co. Ltd. 9,400 231,402
Hoshizaki Corp. 4,200 336,303
Kawasaki Heavy Industries
Ltd. 10,920 129,872

Nationwide International Index Fund - October 31, 2020 - Statement of Investments - 87
Common Stocks
Shares Value ($)
JAPAN
Machinery
Komatsu Ltd.(b) 73,400 1,647,448
Kubota Corp. 87,000 1,515,566
Kurita Water Industries Ltd. 7,500 223,205
Makita Corp. 18,300 808,943
MINEBEA MITSUMI, Inc. 28,900 518,524
MISUMI Group, Inc. 22,700 674,908
Mitsubishi Heavy Industries
Ltd. 26,520 568,056
Miura Co. Ltd. 6,600 310,247
Nabtesco Corp. 9,900 371,484
NGK Insulators Ltd. 20,100 287,558
NSK Ltd.(b) 26,600 213,099
SMC Corp. 4,600 2,428,806
Sumitomo Heavy Industries
Ltd. 8,400 179,700
THK Co. Ltd. 10,600 279,708
Yaskawa Electric Corp. 19,900 774,370
16,209,604
Marine 0.0%
†
Nippon Yusen KK 11,240 207,520
Media 0.1%
CyberAgent, Inc. 8,000 503,863
Dentsu Group, Inc. 16,961 489,186
Hakuhodo DY Holdings, Inc. 17,400 222,409
1,215,458
Metals & Mining 0.2%
Hitachi Metals Ltd. 16,400 217,491
JFE Holdings, Inc. 39,800 278,633
Maruichi Steel Tube Ltd. 3,600 82,788
Mitsubishi Materials Corp. 9,400 172,432
Nippon Steel Corp.* 65,906 639,637
Sumitomo Metal Mining Co.
Ltd. 18,800 584,568
1,975,549
Multiline Retail 0.1%
Isetan Mitsukoshi Holdings
Ltd. 29,378 143,152
Marui Group Co. Ltd. 16,900 304,984
Pan Pacific International
Holdings Corp. 33,000 704,727
Ryohin Keikaku Co. Ltd. 18,100 379,366
1,532,229
Oil, Gas & Consumable Fuels 0.1%
ENEOS Holdings, Inc. 257,317 867,558
Idemitsu Kosan Co. Ltd. 15,244 308,317
Inpex Corp. 89,900 429,928
1,605,803
Paper & Forest Products 0.0%
†
Oji Holdings Corp. 73,800 311,388
Personal Products 0.5%
Kao Corp. 39,600 2,815,460
Kobayashi Pharmaceutical
Co. Ltd. 4,100 398,797
Kose Corp. 2,900 369,852
Pola Orbis Holdings, Inc. 7,200 141,941
Shiseido Co. Ltd. 33,500 2,073,796
5,799,846
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals 1.7%
Astellas Pharma, Inc. 152,200 2,094,677
Chugai Pharmaceutical Co.
Ltd. 55,000 2,122,239
Daiichi Sankyo Co. Ltd. 140,700 3,705,094
Eisai Co. Ltd. 21,100 1,641,330
Hisamitsu Pharmaceutical
Co., Inc. 4,000 191,149
Kyowa Kirin Co. Ltd. 22,200 552,342
Nippon Shinyaku Co. Ltd. 3,500 249,949
Ono Pharmaceutical Co. Ltd. 31,000 881,329
Otsuka Holdings Co. Ltd. 32,700 1,212,037
Santen Pharmaceutical Co.
Ltd. 28,500 506,980
Shionogi & Co. Ltd. 22,300 1,052,776
Sumitomo Dainippon Pharma
Co. Ltd. 16,200 190,338
Taisho Pharmaceutical
Holdings Co. Ltd. 3,270 196,338
Takeda Pharmaceutical Co.
Ltd. 130,597 4,041,615
18,638,193
Professional Services 0.5%
Nihon M&A Center, Inc. 12,400 725,552
Persol Holdings Co. Ltd. 13,200 200,437
Recruit Holdings Co. Ltd. 105,200 4,018,270
4,944,259
Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd. 7,450 116,475
Daito Trust Construction Co.
Ltd. 5,600 509,734
Daiwa House Industry Co.
Ltd. 47,500 1,251,290
Hulic Co. Ltd. 26,500 246,617
Mitsubishi Estate Co. Ltd. 99,200 1,482,170
Mitsui Fudosan Co. Ltd. 78,000 1,332,967
Nomura Real Estate
Holdings, Inc. 10,200 178,746
Sumitomo Realty &
Development Co. Ltd. 25,900 695,456
Tokyu Fudosan Holdings
Corp. 44,800 196,048
6,009,503
Road & Rail 0.7%
Central Japan Railway Co. 12,100 1,462,986
East Japan Railway Co. 25,390 1,331,085
Hankyu Hanshin Holdings,
Inc. 18,200 557,017
Keikyu Corp. 19,600 274,486
Keio Corp. 8,880 516,362
Keisei Electric Railway Co.
Ltd. 9,800 274,798
Kintetsu Group Holdings Co.
Ltd. 13,950 557,761
Kyushu Railway Co. 12,500 266,419
Nagoya Railroad Co. Ltd. 16,600 442,430
Nippon Express Co. Ltd. 5,550 310,210
Odakyu Electric Railway Co.
Ltd. 24,750 598,244
Seibu Holdings, Inc. 16,200 162,617

88 - Statement of Investments - October 31, 2020 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Road & Rail
Tobu Railway Co. Ltd. 15,200 432,368
Tokyu Corp. 39,850 473,829
West Japan Railway Co. 13,200 567,039
8,227,651
Semiconductors & Semiconductor Equipment 0.6%
Advantest Corp. 16,400 953,854
Disco Corp. 2,300 617,863
Lasertec Corp. 6,000 518,190
Renesas Electronics Corp.* 62,000 505,704
Rohm Co. Ltd. 7,600 585,531
SUMCO Corp. 19,900 303,648
Tokyo Electron Ltd. 12,200 3,269,826
6,754,616
Software 0.1%
Oracle Corp. Japan 3,200 320,644
Trend Micro, Inc. 10,900 612,130
932,774
Specialty Retail 0.5%
ABC-Mart, Inc. 2,500 126,717
Fast Retailing Co. Ltd. 4,800 3,356,814
Hikari Tsushin, Inc. 1,600 375,095
Nitori Holdings Co. Ltd. 6,700 1,382,618
Shimamura Co. Ltd. 1,600 170,299
USS Co. Ltd. 17,000 312,404
Yamada Holdings Co. Ltd. 65,800 320,810
6,044,757
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 16,700 258,425
Canon, Inc. 83,900 1,460,133
FUJIFILM Holdings Corp. 30,200 1,539,477
Ricoh Co. Ltd. 54,000 355,573
Seiko Epson Corp. 23,700 274,869
3,888,477
Tobacco 0.2%
Japan Tobacco, Inc. 100,600 1,902,434
Trading Companies & Distributors 0.9%
ITOCHU Corp. 110,600 2,660,628
Marubeni Corp. 140,500 731,699
Mitsubishi Corp. 110,800 2,477,976
Mitsui & Co. Ltd. 135,300 2,122,413
MonotaRO Co. Ltd. 9,700 541,565
Sumitomo Corp. 99,700 1,098,893
Toyota Tsusho Corp. 17,300 484,415
10,117,589
Transportation Infrastructure 0.0%
†
Japan Airport Terminal Co.
Ltd. 4,800 209,132
Kamigumi Co. Ltd. 9,600 171,993
381,125
Wireless Telecommunication Services 1.7%
KDDI Corp. 132,900 3,559,129
NTT DOCOMO, Inc. 92,500 3,491,500
SoftBank Corp. 237,400 2,756,149
SoftBank Group Corp. 129,300 8,497,268
18,304,046
288,485,032
Common Stocks
Shares Value ($)
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 13,194 429,156
LUXEMBOURG 0.2%
Life Sciences Tools & Services 0.1%
Eurofins Scientific SE* 1,106 882,660
Media 0.0%
†
SES SA, FDR 34,353 275,246
Metals & Mining 0.1%
ArcelorMittal SA* 57,565 781,644
1,939,550
MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group
Ltd. 182,000 1,200,511
Sands China Ltd. 203,500 713,242
SJM Holdings Ltd. 177,000 184,378
Wynn Macau Ltd.*(b) 110,800 153,100
2,251,231
MALTA 0.0%
†
Capital Markets 0.0%
†
BGP Holdings plc*^∞ 1,554,139 0
NETHERLANDS 4.0%
Banks 0.2%
ABN AMRO Bank NV, CVA
Reg. S(a) 31,286 256,978
ING Groep NV 319,707 2,193,620
2,450,598
Beverages 0.2%
Heineken Holding NV 9,661 746,868
Heineken NV 21,097 1,873,217
2,620,085
Biotechnology 0.1%
Argenx SE* 3,744 932,096
Chemicals 0.4%
Akzo Nobel NV 16,118 1,553,003
Koninklijke DSM NV 14,453 2,314,280
3,867,283
Diversified Financial Services 0.0%
†
EXOR NV 8,856 460,497
Diversified Telecommunication Services 0.1%
Altice Europe NV* 50,655 249,599
Koninklijke KPN NV 299,334 809,037
1,058,636
Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize
NV 92,303 2,536,446
Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV* 75,494 3,507,239
Insurance 0.1%
Aegon NV 136,719 370,309
NN Group NV 24,344 851,536
1,221,845
IT Services 0.2%
Adyen NV Reg. S*(a) 1,514 2,554,829
Oil, Gas & Consumable Fuels 0.8%
Koninklijke Vopak NV 5,933 308,432

Nationwide International Index Fund - October 31, 2020 - Statement of Investments - 89
Common Stocks
Shares Value ($)
NETHERLANDS
Oil, Gas & Consumable Fuels
Royal Dutch Shell plc, Class
A 336,718 4,244,519
Royal Dutch Shell plc, Class
B 307,860 3,713,081
8,266,032
Professional Services 0.2%
Randstad NV* 9,258 462,786
Wolters Kluwer NV(b) 22,894 1,855,727
2,318,513
Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV(b) 35,208 12,800,033
44,594,132
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd. 157,321 466,897
Electric Utilities 0.0%
†
Mercury NZ Ltd. 67,336 238,559
Food Products 0.1%
a2 Milk Co. Ltd. (The)* 60,221 583,179
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 48,180 1,114,525
Health Care Providers & Services 0.0%
†
Ryman Healthcare Ltd. 34,475 318,933
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 104,320 365,476
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd. 96,768 448,096
3,535,665
NORWAY 0.5%
Banks 0.1%
DNB ASA 79,511 1,074,151
Diversified Telecommunication Services 0.1%
Telenor ASA 60,480 933,512
Food Products 0.1%
Mowi ASA 36,859 582,441
Orkla ASA 61,363 579,346
1,161,787
Insurance 0.1%
Gjensidige Forsikring ASA 17,090 324,949
Media 0.0%
†
Schibsted ASA, Class B* 8,471 304,647
Metals & Mining 0.0%
†
Norsk Hydro ASA* 104,706 293,469
Oil, Gas & Consumable Fuels 0.1%
Equinor ASA 83,990 1,077,506
5,170,021
Common Stocks
Shares Value ($)
PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 232,889 1,146,283
Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA 22,323 354,368
Oil, Gas & Consumable Fuels 0.0%
†
Galp Energia SGPS SA 42,475 344,459
1,845,110
RUSSIA 0.0%
†
Metals & Mining 0.0%
†
Evraz plc 48,296 225,845
SINGAPORE 1.0%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 117,700 301,688
Airlines 0.0%
†
Singapore Airlines Ltd. 122,282 304,562
Banks 0.5%
DBS Group Holdings Ltd. 150,550 2,242,487
Oversea-Chinese Banking
Corp. Ltd. 277,289 1,709,004
United Overseas Bank Ltd. 98,662 1,371,434
5,322,925
Capital Markets 0.1%
Singapore Exchange Ltd. 66,400 421,686
Distributors 0.0%
†
Jardine Cycle & Carriage Ltd. 8,726 113,439
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 684,603 1,018,930
Electronic Equipment, Instruments & Components 0.0%
†
Venture Corp. Ltd. 24,800 350,578
Equity Real Estate Investment Trusts (REITs) 0.2%
Ascendas REIT 266,455 562,869
CapitaLand Mall Trust 361,114 458,977
Mapletree Commercial Trust 185,300 233,817
Mapletree Logistics Trust 202,600 289,742
Suntec REIT 156,600 153,976
1,699,381
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 455,117 215,406
Industrial Conglomerates 0.0%
†
Keppel Corp. Ltd. 128,200 411,942
Real Estate Management & Development 0.1%
CapitaLand Ltd. 197,945 373,151
City Developments Ltd. 37,599 175,115
UOL Group Ltd. 32,113 146,204
694,470
10,855,007
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 100,720 2,365,126

90 - Statement of Investments - October 31, 2020 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
SPAIN 2.2%
Banks 0.5%
Banco Bilbao Vizcaya
Argentaria SA 559,145 1,609,909
Banco Santander SA 1,365,927 2,734,713
Bankinter SA 54,235 203,944
CaixaBank SA 299,755 547,556
5,096,122
Biotechnology 0.1%
Grifols SA(b) 24,467 661,042
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 22,252 529,031
Ferrovial SA 40,639 879,349
1,408,380
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(a) 25,587 1,643,648
Telefonica SA(b) 408,181 1,334,556
2,978,204
Electric Utilities 0.6%
Endesa SA 26,204 702,434
Iberdrola SA 488,802 5,766,322
Red Electrica Corp. SA 35,718 629,346
7,098,102
Electrical Equipment 0.0%
†
Siemens Gamesa
Renewable Energy SA 20,056 568,419
Gas Utilities 0.1%
Enagas SA 21,065 455,432
Naturgy Energy Group SA 23,225 430,009
885,441
Insurance 0.0%
†
Mapfre SA 94,665 143,099
IT Services 0.1%
Amadeus IT Group SA 36,787 1,763,266
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 122,153 762,164
Specialty Retail 0.2%
Industria de Diseno Textil
SA(b) 91,473 2,263,481
Transportation Infrastructure 0.1%
Aena SME SA Reg. S*(a) 5,660 764,495
24,392,215
SWEDEN 3.1%
Banks 0.3%
Skandinaviska Enskilda
Banken AB, Class A* 136,477 1,172,960
Svenska Handelsbanken AB,
Class A* 130,466 1,057,879
Swedbank AB, Class A* 75,723 1,188,712
3,419,551
Building Products 0.2%
Assa Abloy AB, Class B 84,049 1,804,884
Nibe Industrier AB, Class B* 26,150 630,889
2,435,773
Common Stocks
Shares Value ($)
SWEDEN
Capital Markets 0.0%
†
EQT AB(b) 18,458 351,957
Commercial Services & Supplies 0.0%
†
Securitas AB, Class B* 25,466 360,612
Communications Equipment 0.2%
Telefonaktiebolaget LM
Ericsson, Class B 239,404 2,667,648
Construction & Engineering 0.1%
Skanska AB, Class B 28,525 536,431
Diversified Financial Services 0.3%
Industrivarden AB, Class C* 12,743 326,623
Investor AB, Class B 37,307 2,241,398
Kinnevik AB, Class B 20,194 829,044
L E Lundbergforetagen AB,
Class B* 6,536 294,342
3,691,407
Diversified Telecommunication Services 0.1%
Telia Co. AB 196,999 755,582
Electronic Equipment, Instruments & Components 0.2%
Hexagon AB, Class B 23,600 1,723,497
Food & Staples Retailing 0.0%
†
ICA Gruppen AB(b) 7,941 375,883
Hotels, Restaurants & Leisure 0.1%
Evolution Gaming Group AB
Reg. S(a) 10,661 792,298
Household Durables 0.1%
Electrolux AB Series B(b) 17,970 405,213
Husqvarna AB, Class B 33,823 349,815
755,028
Household Products 0.1%
Essity AB, Class B(b) 50,858 1,473,069
Industrial Conglomerates 0.0%
†
Investment AB Latour, Class
B(b) 10,815 252,599
Machinery 0.9%
Alfa Laval AB* 27,441 557,007
Atlas Copco AB, Class A 55,071 2,432,272
Atlas Copco AB, Class B 32,722 1,255,419
Epiroc AB, Class A 54,146 809,454
Epiroc AB, Class B 31,092 446,016
Sandvik AB* 94,669 1,686,726
SKF AB, Class B 31,921 653,752
Volvo AB, Class B* 121,670 2,368,959
10,209,605
Metals & Mining 0.1%
Boliden AB 21,584 590,255
Oil, Gas & Consumable Fuels 0.0%
†
Lundin Energy AB 16,273 310,728
Paper & Forest Products 0.1%
Svenska Cellulosa AB SCA,
Class B* 50,485 685,342
Specialty Retail 0.1%
Hennes & Mauritz AB, Class
B(b) 67,368 1,095,331

Nationwide International Index Fund - October 31, 2020 - Statement of Investments - 91
Common Stocks
Shares Value ($)
SWEDEN
Tobacco 0.1%
Swedish Match AB 13,502 1,017,994
Wireless Telecommunication Services 0.1%
Tele2 AB, Class B 43,228 512,301
34,012,891
SWITZERLAND 10.2%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,732 264,673
Beverages 0.0%
†
Coca-Cola HBC AG 17,268 392,780
Building Products 0.2%
Geberit AG (Registered) 3,106 1,766,468
Capital Markets 0.7%
Credit Suisse Group AG
(Registered) 203,621 1,923,242
Julius Baer Group Ltd. 18,683 836,213
Partners Group Holding AG 1,567 1,410,997
UBS Group AG (Registered) 302,657 3,509,410
7,679,862
Chemicals 0.6%
Clariant AG (Registered) 15,000 257,196
EMS-Chemie Holding AG
(Registered) 686 603,094
Givaudan SA (Registered) 760 3,093,381
Sika AG (Registered) 11,680 2,871,383
6,825,054
Construction Materials 0.2%
LafargeHolcim Ltd.
(Registered)* 42,696 1,829,825
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,172 1,103,823
Electrical Equipment 0.3%
ABB Ltd. (Registered) 152,313 3,693,378
Food Products 2.7%
Barry Callebaut AG
(Registered) 251 518,361
Chocoladefabriken Lindt &
Spruengli AG 90 713,114
Chocoladefabriken Lindt &
Spruengli AG (Registered) 8 691,907
Nestle SA (Registered) 246,155 27,656,356
29,579,738
Health Care Equipment & Supplies 0.4%
Alcon, Inc.* 40,221 2,281,106
Sonova Holding AG
(Registered)* 4,590 1,086,507
Straumann Holding AG
(Registered) 866 903,248
4,270,861
Insurance 0.7%
Baloise Holding AG
(Registered) 3,616 495,174
Swiss Life Holding AG
(Registered)* 2,676 899,816
Swiss Re AG 24,709 1,772,321
Common Stocks
Shares Value ($)
SWITZERLAND
Insurance
Zurich Insurance Group AG 12,391 4,103,020
7,270,331
Life Sciences Tools & Services 0.3%
Lonza Group AG
(Registered) 6,149 3,718,935
Machinery 0.1%
Schindler Holding AG 3,388 865,561
Schindler Holding AG
(Registered) 1,626 416,997
1,282,558
Marine 0.1%
Kuehne + Nagel International
AG (Registered) 4,420 882,906
Pharmaceuticals 3.0%
Novartis AG (Registered) 183,653 14,333,396
Roche Holding AG 58,111 18,654,542
Vifor Pharma AG 3,767 422,913
33,410,851
Professional Services 0.2%
Adecco Group AG
(Registered) 12,809 627,691
SGS SA (Registered) 508 1,267,832
1,895,523
Real Estate Management & Development 0.0%
†
Swiss Prime Site AG
(Registered) 6,081 511,054
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV 53,486 1,633,465
Software 0.1%
Temenos AG (Registered) 5,434 582,509
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 13,790 1,161,589
Textiles, Apparel & Luxury Goods 0.3%
Cie Financiere Richemont
SA (Registered) 42,964 2,691,154
Swatch Group AG (The) 2,515 531,359
Swatch Group AG (The)
(Registered) 3,767 153,879
3,376,392
113,132,575
UNITED KINGDOM 11.7%
Aerospace & Defense 0.1%
BAE Systems plc 268,841 1,383,015
Rolls-Royce Holdings plc*(b) 157,799 145,873
1,528,888
Automobiles 0.1%
Fiat Chrysler Automobiles
NV* 92,013 1,130,691
Banks 1.2%
Barclays plc 1,452,839 2,017,884
HSBC Holdings plc 1,689,261 7,130,153
Lloyds Banking Group plc 5,893,875 2,140,945
Natwest Group plc 392,615 632,197

92 - Statement of Investments - October 31, 2020 - Nationwide International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Banks
Standard Chartered plc 215,780 987,610
12,908,789
Beverages 0.6%
Coca-Cola European
Partners plc 17,212 614,641
Diageo plc 192,516 6,227,376
6,842,017
Capital Markets 0.5%
3i Group plc 81,313 1,013,009
Hargreaves Lansdown plc 27,670 485,253
London Stock Exchange
Group plc 25,892 2,777,755
Schroders plc 10,147 343,852
St James's Place plc 47,005 549,678
Standard Life Aberdeen plc 183,788 536,603
5,706,150
Chemicals 0.1%
Croda International plc 10,613 829,798
Johnson Matthey plc 15,329 427,097
1,256,895
Commercial Services & Supplies 0.1%
Rentokil Initial plc 155,078 1,057,398
Diversified Financial Services 0.0%
†
M&G plc 212,278 403,584
Diversified Telecommunication Services 0.1%
BT Group plc 745,817 981,574
Electric Utilities 0.1%
SSE plc 86,367 1,404,582
Electrical Equipment 0.1%
Melrose Industries plc* 401,665 622,996
Electronic Equipment, Instruments & Components 0.1%
Halma plc 31,836 977,294
Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The) 77,276 349,034
Land Securities Group plc 62,094 409,831
Segro plc 99,372 1,161,618
1,920,483
Food & Staples Retailing 0.3%
J Sainsbury plc 146,755 383,422
Tesco plc 800,330 2,131,273
Wm Morrison Supermarkets
plc 201,671 425,763
2,940,458
Food Products 0.1%
Associated British Foods plc 29,874 657,336
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 73,341 1,275,102
Hotels, Restaurants & Leisure 0.3%
Compass Group plc 146,131 1,998,875
GVC Holdings plc 47,281 592,185
InterContinental Hotels
Group plc 13,986 707,929
Whitbread plc 16,282 453,223
3,752,212
Household Durables 0.2%
Barratt Developments plc 85,390 532,767
Common Stocks
Shares Value ($)
UNITED KINGDOM
Household Durables
Berkeley Group Holdings plc 10,431 547,756
Persimmon plc 26,591 806,897
Taylor Wimpey plc 290,157 396,812
2,284,232
Household Products 0.5%
Reckitt Benckiser Group plc 58,914 5,191,184
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 226,386 1,369,581
DCC plc 8,121 528,725
Smiths Group plc 33,224 572,447
2,470,753
Insurance 0.6%
Admiral Group plc 16,350 582,712
Aviva plc 328,862 1,101,322
Direct Line Insurance Group
plc 113,976 389,933
Legal & General Group plc 500,240 1,202,647
Prudential plc 214,331 2,617,736
RSA Insurance Group plc 85,350 469,859
6,364,209
Interactive Media & Services 0.1%
Auto Trader Group plc Reg.
S(a) 81,858 614,453
Internet & Direct Marketing Retail 0.1%
Ocado Group plc* 38,758 1,143,295
Machinery 0.1%
CNH Industrial NV* 84,556 656,470
Spirax-Sarco Engineering plc 6,050 884,686
1,541,156
Media 0.2%
Informa plc 123,320 669,314
Pearson plc(b) 57,765 382,209
WPP plc 103,765 830,855
1,882,378
Multiline Retail 0.1%
Next plc 11,096 839,874
Multi-Utilities 0.3%
National Grid plc 288,895 3,438,525
Oil, Gas & Consumable Fuels 0.4%
BP plc 1,680,706 4,298,414
Paper & Forest Products 0.1%
Mondi plc 40,149 761,575
Personal Products 1.1%
Unilever NV(b) 120,582 6,810,932
Unilever plc 96,103 5,479,797
12,290,729
Pharmaceuticals 1.6%
AstraZeneca plc 108,540 10,925,324
GlaxoSmithKline plc 414,668 6,918,408
17,843,732
Professional Services 0.6%
Experian plc 74,691 2,726,470
Intertek Group plc 13,457 971,586
RELX plc 159,600 3,160,849
6,858,905

Nationwide International Index Fund - October 31, 2020 - Statement of Investments - 93
Common Stocks
Shares Value ($)
UNITED KINGDOM
Software 0.1%
AVEVA Group plc 5,006 278,760
Sage Group plc (The) 91,535 754,288
1,033,048
Specialty Retail 0.1%
JD Sports Fashion plc 33,787 323,746
Kingfisher plc* 176,948 658,465
982,211
Textiles, Apparel & Luxury Goods 0.0%
†
Burberry Group plc 32,358 568,714
Tobacco 0.6%
British American Tobacco plc 188,982 6,004,319
Imperial Brands plc 79,362 1,258,950
7,263,269
Trading Companies & Distributors 0.2%
Ashtead Group plc 37,804 1,371,823
Bunzl plc 28,228 877,996
2,249,819
Water Utilities 0.1%
Severn Trent plc 18,857 593,828
United Utilities Group plc 57,181 641,192
1,235,020
Wireless Telecommunication Services 0.3%
Vodafone Group plc 2,203,660 2,943,693
129,465,637
UNITED STATES 0.4%
Construction Materials 0.1%
James Hardie Industries plc
CHDI 37,087 905,985
Energy Equipment & Services 0.0%
†
Tenaris SA 33,968 162,312
Life Sciences Tools & Services 0.1%
QIAGEN NV* 19,356 918,913
Software 0.0%
†
CyberArk Software Ltd.* 3,016 299,036
Trading Companies & Distributors 0.2%
Ferguson plc 18,307 1,837,013
4,123,259
Total Common Stocks
(cost $930,771,659) 1,088,377,901
Rights 0.0%
†
Number of
Rights
SINGAPORE 0.0%
†
Equity Real Estate Investment Trusts (REITs) 0.0%
†
Mapletree Logistics Trust,
expiring 11/10/2020*∞ 3,849 0
UNITED KINGDOM 0.0%
†
Aerospace & Defense 0.0%
†
Rolls-Royce Holdings plc,
expiring 11/11/2020* 525,996 265,757
Total Rights
(cost $1,075,677) 265,757
Short-Term Investment 0.1%
Shares Value ($)
Money Market Fund   0.1%
Fidelity Investments Money
Market Government
Portfolio — Institutional
Class, 0.02% (c)(d) 601,051 601,051
Total Short-Term Investment
(cost $601,051) 601,051
Repurchase Agreement 0.6%
Principal
Amount ($)
BNP Paribas Securities
Corp., 0.06%, dated
10/30/2020, due
11/2/2020, repurchase
price $6,168,029,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022;
total market value
$6,304,771.(d)(e) 6,167,999 6,167,999
Total Repurchase Agreement
(cost $6,167,999) 6,167,999
Total Investments
(cost $938,616,386) — 98.8% 1,095,412,708
Other assets in excess of liabilities — 1.2% 13,271,683
NET ASSETS — 100.0%
$ 1,108,684,391
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$19,741,414 which represents 1.78% of net assets.
(b) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October 31,
2020 was $26,385,409, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $601,051 and $6,167,999,
respectively, and by $23,045,458 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% - 8.00%, and maturity dates ranging from
1/21/2021 – 5/15/2050; a total value of $29,814,508.
(c) Represents 7-day effective yield as of October 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $6,769,050.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt

94 - Statement of Investments - October 31, 2020 - Nationwide International Index Fund
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
FDR Fiduciary Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 189 12/2020 EUR 6,513,317 (583,910)
FTSE 100 Index 54 12/2020 GBP 3,892,058 (233,412)
SGX Nikkei 225 Index 45 12/2020 JPY 4,917,140 (92,001)
SPI 200 Index 17 12/2020 AUD 1,759,534 (10,666)
(919,989)
At October 31, 2020, the Fund had $1,588,409 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

Nationwide Mid Cap Market Index Fund - October 31, 2020 - Statement of Investments - 95
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 1.0%
Axon Enterprise, Inc.* 26,290 2,600,081
Curtiss-Wright Corp. 17,295 1,459,006
Hexcel Corp. 34,526 1,155,931
Mercury Systems, Inc.* 23,116 1,592,230
6,807,248
Air Freight & Logistics 0.5%
XPO Logistics, Inc.* 37,825 3,404,250
Airlines 0.2%
JetBlue Airways Corp.* 112,106 1,341,909
Auto Components 1.5%
Adient plc*(a) 38,596 819,007
Dana, Inc. 60,633 848,256
Fox Factory Holding Corp.* 17,182 1,444,663
Gentex Corp. 101,796 2,816,695
Goodyear Tire & Rubber Co.
(The) 95,910 794,135
Lear Corp. 22,593 2,729,460
Visteon Corp.* 11,469 1,028,196
10,480,412
Automobiles 0.6%
Harley-Davidson, Inc. 63,677 2,093,700
Thor Industries, Inc. 22,771 1,925,971
4,019,671
Banks 5.9%
Associated Banc-Corp. 63,133 864,291
BancorpSouth Bank 39,946 935,136
Bank of Hawaii Corp. 16,525 1,002,076
Bank OZK 50,022 1,239,545
Cathay General Bancorp 30,762 723,830
CIT Group, Inc. 40,542 1,193,962
Commerce Bancshares, Inc. 41,537 2,585,678
Cullen/Frost Bankers, Inc. 23,237 1,632,864
East West Bancorp, Inc. 58,400 2,130,432
First Financial Bankshares ,
Inc.(a) 59,085 1,761,324
First Horizon National Corp. 229,136 2,385,306
FNB Corp. 133,559 1,009,706
Fulton Financial Corp. 67,381 740,517
Glacier Bancorp, Inc. 39,516 1,414,673
Hancock Whitney Corp. 35,946 822,085
Home BancShares , Inc. 63,463 1,053,486
International Bancshares Corp. 23,429 648,515
PacWest Bancorp 47,998 923,481
Pinnacle Financial Partners,
Inc. 31,413 1,438,401
Prosperity Bancshares, Inc. 38,240 2,107,406
Signature Bank 22,303 1,800,744
Sterling Bancorp 80,419 1,076,006
Synovus Financial Corp. 61,131 1,589,406
TCF Financial Corp. 63,287 1,722,039
Texas Capital Bancshares,
Inc.* 20,962 943,290
Trustmark Corp. 26,222 613,333
UMB Financial Corp. 17,895 1,089,269
Umpqua Holdings Corp. 91,210 1,145,598
United Bankshares , Inc. 53,741 1,409,626
Valley National Bancorp 166,369 1,271,059
Webster Financial Corp. 37,340 1,202,721
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 23,838 1,173,545
41,649,350
Beverages 0.6%
Boston Beer Co., Inc. (The),
Class A* 3,773 3,920,826
Biotechnology 1.4%
Arrowhead Pharmaceuticals,
Inc.* 42,367 2,427,629
Emergent BioSolutions , Inc.* 18,554 1,669,303
Exelixis , Inc.* 127,978 2,620,989
Ligand Pharmaceuticals,
Inc.*(a) 6,666 549,612
United Therapeutics Corp.* 18,386 2,467,953
9,735,486
Building Products 1.9%
Builders FirstSource , Inc.* 48,344 1,464,823
Lennox International, Inc. 14,418 3,916,794
Owens Corning 44,737 2,928,931
Simpson Manufacturing Co.,
Inc. 18,058 1,602,106
Trex Co., Inc.* 47,943 3,333,956
13,246,610
Capital Markets 2.6%
Affiliated Managers Group,
Inc. 19,235 1,449,742
Eaton Vance Corp. 47,264 2,825,915
Evercore , Inc., Class A 16,811 1,337,147
FactSet Research Systems,
Inc. 15,736 4,823,084
Federated Hermes, Inc., Class
B 39,591 946,225
Interactive Brokers Group,
Inc., Class A 32,857 1,563,007
Janus Henderson Group plc 62,441 1,517,316
SEI Investments Co. 50,362 2,475,292
Stifel Financial Corp. 28,486 1,665,292
18,603,020
Chemicals 2.6%
Ashland Global Holdings, Inc. 22,413 1,563,755
Avient Corp. 37,881 1,176,963
Cabot Corp. 23,302 885,709
Chemours Co. (The) 68,215 1,373,850
Ingevity Corp.* 17,008 933,399
Minerals Technologies, Inc. 14,233 778,403
NewMarket Corp. 3,046 1,089,524
Olin Corp. 58,748 972,279
RPM International, Inc. 53,831 4,557,871
Scotts Miracle- Gro Co. (The) 16,862 2,530,143
Sensient Technologies Corp. 17,543 1,147,838
Valvoline, Inc. 76,853 1,511,699
18,521,433
Commercial Services & Supplies 2.1%
Brink's Co. (The) 20,801 890,907
Clean Harbors, Inc.* 21,171 1,121,428
Healthcare Services Group,
Inc. 30,808 704,887
Herman Miller, Inc. 24,492 746,271

96 - Statement of Investments - October 31, 2020 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
HNI Corp. 18,015 586,388
IAA, Inc.* 55,478 3,139,500
KAR Auction Services, Inc. 52,937 770,763
MSA Safety, Inc. 14,939 1,970,753
Stericycle, Inc.* 37,839 2,357,369
Tetra Tech, Inc. 22,314 2,251,706
14,539,972
Communications Equipment 1.0%
Ciena Corp.* 63,636 2,506,622
InterDigital , Inc. 12,940 724,381
Lumentum Holdings, Inc.* 31,146 2,575,463
NetScout Systems, Inc.* 29,580 606,982
ViaSat , Inc.* 26,460 896,994
7,310,442
Construction & Engineering 1.2%
AECOM* 66,429 2,978,676
Dycom Industries, Inc.*(a) 13,193 856,753
EMCOR Group, Inc. 22,741 1,550,709
Fluor Corp. 50,847 577,114
MasTec , Inc.* 23,236 1,153,435
Valmont Industries, Inc. 8,848 1,255,974
8,372,661
Construction Materials 0.2%
Eagle Materials, Inc. 17,290 1,473,973
Consumer Finance 0.6%
FirstCash , Inc. 17,067 888,166
LendingTree, Inc.* 3,259 1,054,580
Navient Corp. 81,496 652,783
SLM Corp. 155,731 1,431,168
4,026,697
Containers & Packaging 1.0%
AptarGroup, Inc. 26,704 3,046,659
Greif, Inc., Class A 10,972 445,354
O-I Glass, Inc. 65,182 614,666
Silgan Holdings, Inc. 32,759 1,128,548
Sonoco Products Co. 41,435 2,025,757
7,260,984
Diversified Consumer Services 1.2%
Adtalem Global Education,
Inc.* 21,572 505,648
Graham Holdings Co., Class B 1,727 656,847
Grand Canyon Education,
Inc.* 19,427 1,522,494
H&R Block, Inc. 79,878 1,378,694
Service Corp. International 72,986 3,379,982
Strategic Education, Inc. 10,169 844,637
WW International, Inc.* 19,490 412,408
8,700,710
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc. 88,962 1,735,649
Electric Utilities 1.2%
ALLETE, Inc. 21,448 1,106,288
Hawaiian Electric Industries,
Inc. 45,220 1,494,068
IDACORP, Inc. 20,852 1,829,346
OGE Energy Corp. 82,905 2,550,987
Common Stocks
Shares Value ($)
Electric Utilities
PNM Resources, Inc. 33,065 1,653,250
8,633,939
Electrical Equipment 2.5%
Acuity Brands, Inc. 16,464 1,467,601
EnerSys 17,593 1,259,659
Generac Holdings, Inc.* 26,006 5,465,161
Hubbell, Inc. 22,460 3,268,155
nVent Electric plc 70,474 1,272,056
Regal Beloit Corp. 16,807 1,658,010
Sunrun , Inc.* 64,106 3,334,794
17,725,436
Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc.* 32,151 2,504,241
Avnet, Inc. 40,756 1,005,451
Belden, Inc. 18,793 580,328
Cognex Corp. 71,672 4,723,185
Coherent, Inc.*(a) 10,046 1,257,156
II-VI, Inc.* 42,756 1,944,115
Jabil, Inc. 56,378 1,868,367
Littelfuse , Inc. 10,117 2,002,559
National Instruments Corp. 54,771 1,713,237
SYNNEX Corp. 17,043 2,243,541
Trimble, Inc.* 103,633 4,987,856
Vishay Intertechnology , Inc. 54,665 886,666
25,716,702
Energy Equipment & Services 0.1%
ChampionX Corp.* 77,907 680,128
Entertainment 0.2%
Cinemark Holdings, Inc.(a) 44,830 367,157
World Wrestling Entertainment,
Inc., Class A(a) 19,466 707,784
1,074,941
Equity Real Estate Investment Trusts (REITs) 8.5%
American Campus
Communities, Inc. 56,757 2,126,117
Brixmor Property Group, Inc. 122,938 1,347,401
Camden Property Trust 40,339 3,720,869
CoreSite Realty Corp. 17,575 2,097,752
Corporate Office Properties
Trust 46,308 1,038,689
Cousins Properties, Inc. 61,724 1,572,728
CyrusOne , Inc. 48,406 3,439,246
Douglas Emmett, Inc. 68,454 1,615,514
EastGroup Properties, Inc. 16,279 2,166,409
EPR Properties 30,615 729,862
First Industrial Realty Trust,
Inc. 52,472 2,088,910
GEO Group, Inc. (The) 49,780 441,051
Healthcare Realty Trust, Inc. 56,128 1,560,358
Highwoods Properties, Inc. 43,015 1,280,557
Hudson Pacific Properties, Inc. 63,492 1,222,856
JBG SMITH Properties 46,723 1,090,982
Kilroy Realty Corp. 43,245 2,035,975
Lamar Advertising Co., Class A 35,704 2,212,220
Life Storage, Inc. 19,540 2,230,491
Macerich Co. (The) 46,922 326,577
Medical Properties Trust, Inc. 219,028 3,903,079
National Retail Properties, Inc. 71,871 2,300,591

Nationwide Mid Cap Market Index Fund - October 31, 2020 - Statement of Investments - 97
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Omega Healthcare Investors,
Inc. 94,006 2,708,313
Park Hotels & Resorts, Inc. 97,216 965,355
Pebblebrook Hotel Trust 54,278 650,250
Physicians Realty Trust 86,462 1,457,749
PotlatchDeltic Corp. 27,696 1,150,769
PS Business Parks, Inc. 8,251 940,862
Rayonier, Inc. 56,540 1,434,985
Rexford Industrial Realty, Inc. 51,270 2,382,004
Sabra Health Care REIT, Inc. 85,083 1,119,692
Service Properties Trust 68,546 494,217
Spirit Realty Capital, Inc. 42,677 1,282,444
STORE Capital Corp. 94,473 2,427,956
Taubman Centers, Inc. 25,322 846,261
Urban Edge Properties 46,731 439,271
Weingarten Realty Investors 49,451 784,293
59,632,655
Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings,
Inc.* 57,036 2,183,908
Casey's General Stores, Inc. 15,286 2,576,761
Grocery Outlet Holding Corp.* 34,585 1,522,432
Sprouts Farmers Market, Inc.* 48,595 925,735
7,208,836
Food Products 2.0%
Darling Ingredients, Inc.* 67,080 2,884,440
Flowers Foods, Inc. 81,970 1,932,853
Hain Celestial Group, Inc.
(The)* 34,587 1,063,550
Ingredion, Inc. 27,656 1,960,534
Lancaster Colony Corp. 8,088 1,343,740
Pilgrim's Pride Corp.* 20,707 346,635
Post Holdings, Inc.* 26,078 2,240,100
Sanderson Farms, Inc. 8,168 1,045,259
Tootsie Roll Industries, Inc.(a) 6,996 209,041
TreeHouse Foods, Inc.* 23,238 902,564
13,928,716
Gas Utilities 1.4%
National Fuel Gas Co. 37,532 1,499,779
New Jersey Resources Corp. 39,669 1,157,541
ONE Gas, Inc. 21,944 1,515,014
Southwest Gas Holdings, Inc. 23,276 1,529,699
Spire, Inc. 21,200 1,188,048
UGI Corp. 86,281 2,790,327
9,680,408
Health Care Equipment & Supplies 3.8%
Avanos Medical, Inc.* 19,969 705,904
Cantel Medical Corp. 15,599 746,256
Globus Medical, Inc., Class A* 31,474 1,640,425
Haemonetics Corp.* 20,985 2,121,374
Hill-Rom Holdings, Inc. 27,547 2,508,705
ICU Medical, Inc.* 8,047 1,430,676
Integra LifeSciences Holdings
Corp.* 29,232 1,289,131
LivaNova plc* 20,066 1,010,123
Masimo Corp.* 20,937 4,686,120
Neogen Corp.* 21,961 1,531,560
NuVasive , Inc.* 21,196 941,738
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Penumbra, Inc.* 13,908 3,630,405
Quidel Corp.* 15,811 4,241,933
26,484,350
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.* 36,770 1,310,850
Amedisys , Inc.* 13,447 3,482,773
Chemed Corp. 6,593 3,153,564
Encompass Health Corp. 41,188 2,525,236
HealthEquity , Inc.* 31,666 1,630,482
LHC Group, Inc.* 13,084 2,833,340
MEDNAX, Inc.* 35,835 456,896
Molina Healthcare, Inc.* 24,561 4,579,890
Patterson Cos., Inc. 36,331 903,734
Tenet Healthcare Corp.* 43,355 1,063,932
21,940,697
Hotels, Restaurants & Leisure 4.0%
Boyd Gaming Corp. 33,108 1,050,186
Caesars Entertainment, Inc.* 82,598 3,702,042
Choice Hotels International,
Inc. 11,928 1,041,911
Churchill Downs, Inc. 14,698 2,192,207
Cracker Barrel Old Country
Store, Inc. 9,805 1,116,005
Dunkin' Brands Group, Inc. 34,076 3,397,718
Jack in the Box, Inc. 9,462 757,528
Marriott Vacations Worldwide
Corp. 17,005 1,642,683
Papa John's International, Inc. 13,559 1,038,619
Penn National Gaming, Inc.* 59,661 3,220,501
Scientific Games Corp.* 22,906 730,243
Six Flags Entertainment Corp. 31,663 684,554
Texas Roadhouse, Inc. 26,845 1,879,955
Wendy's Co. (The) 74,160 1,620,396
Wingstop , Inc. 12,298 1,430,626
Wyndham Destinations, Inc. 35,284 1,151,317
Wyndham Hotels & Resorts,
Inc. 38,793 1,804,263
28,460,754
Household Durables 1.6%
Helen of Troy Ltd.* 10,488 1,988,525
KB Home 36,774 1,185,961
Taylor Morrison Home Corp.* 53,783 1,161,713
Tempur Sealy International,
Inc.* 19,983 1,778,487
Toll Brothers, Inc. 47,507 2,008,596
TopBuild Corp.* 13,701 2,099,130
TRI Pointe Group, Inc.* 53,657 881,585
11,103,997
Household Products 0.1%
Energizer Holdings, Inc.(a) 24,081 947,587
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 22,606 2,800,205
Insurance 4.4%
Alleghany Corp. 5,928 3,242,201
American Financial Group, Inc. 29,637 2,220,997
Brighthouse Financial, Inc.* 38,840 1,285,604
Brown & Brown, Inc. 97,222 4,230,129

98 - Statement of Investments - October 31, 2020 - Nationwide Mid Cap Market Index Fund
Common Stocks
Shares Value ($)
Insurance
CNO Financial Group, Inc. 59,233 1,051,386
First American Financial Corp. 46,051 2,053,414
Genworth Financial, Inc.,
Class A* 208,406 819,036
Hanover Insurance Group, Inc.
(The) 15,745 1,506,167
Kemper Corp. 25,435 1,568,322
Mercury General Corp. 10,967 446,466
Old Republic International
Corp. 116,862 1,902,513
Primerica, Inc. 16,272 1,793,825
Reinsurance Group of
America, Inc. 28,137 2,842,400
RenaissanceRe Holdings Ltd. 21,213 3,430,566
RLI Corp. 16,314 1,414,424
Selective Insurance Group,
Inc. 24,751 1,288,537
31,095,987
Interactive Media & Services 0.2%
TripAdvisor, Inc. 39,522 755,265
Yelp, Inc.* 29,041 571,237
1,326,502
Internet & Direct Marketing Retail 0.4%
Grubhub , Inc.* 38,190 2,824,532
IT Services 2.0%
Alliance Data Systems Corp. 19,653 1,012,915
CACI International, Inc., Class
A* 10,351 2,158,494
KBR, Inc. 58,961 1,314,241
LiveRamp Holdings, Inc.* 27,177 1,796,128
MAXIMUS, Inc. 25,489 1,722,547
Perspecta , Inc. 56,320 1,009,817
Sabre Corp. 128,008 834,612
Science Applications
International Corp. 24,243 1,851,438
WEX, Inc.* 18,263 2,311,183
14,011,375
Leisure Products 0.9%
Brunswick Corp. 32,636 2,079,239
Mattel, Inc.* 144,393 1,988,292
Polaris, Inc. 23,881 2,169,828
6,237,359
Life Sciences Tools & Services 2.5%
Bio- Techne Corp. 15,966 4,029,978
Charles River Laboratories
International, Inc.* 20,576 4,685,155
Medpace Holdings, Inc.* 11,291 1,252,624
PRA Health Sciences, Inc.* 26,491 2,581,283
Repligen Corp.* 20,223 3,368,545
Syneos Health, Inc.* 29,049 1,541,921
17,459,506
Machinery 4.8%
AGCO Corp. 25,562 1,969,041
Colfax Corp.* 41,679 1,133,252
Crane Co. 20,384 1,034,488
Donaldson Co., Inc. 52,239 2,481,353
Graco , Inc. 69,048 4,274,071
Common Stocks
Shares Value ($)
Machinery
ITT, Inc. 35,699 2,160,146
Kennametal, Inc. 34,323 1,064,013
Lincoln Electric Holdings, Inc. 24,584 2,503,143
Middleby Corp. (The)* 22,988 2,288,226
Nordson Corp. 22,354 4,323,934
Oshkosh Corp. 28,118 1,894,028
Terex Corp. 29,263 722,503
Timken Co. (The) 28,084 1,676,615
Toro Co. (The) 44,440 3,648,524
Trinity Industries, Inc. 36,544 688,489
Woodward, Inc. 24,196 1,924,792
33,786,618
Marine 0.1%
Kirby Corp.* 24,754 952,781
Media 1.2%
AMC Networks, Inc., Class
A*(a) 12,493 265,476
Cable One, Inc. 2,244 3,886,294
John Wiley & Sons, Inc., Class
A 17,997 557,187
New York Times Co. (The),
Class A 59,754 2,369,844
TEGNA, Inc. 90,338 1,086,766
8,165,567
Metals & Mining 1.7%
Commercial Metals Co. 49,126 1,014,452
Compass Minerals
International, Inc. 13,903 839,463
Reliance Steel & Aluminum
Co. 26,397 2,877,009
Royal Gold, Inc. 27,166 3,227,592
Steel Dynamics, Inc. 82,772 2,605,663
United States Steel Corp.(a) 91,575 884,614
Worthington Industries, Inc. 15,103 743,219
12,192,012
Multiline Retail 0.6%
Kohl's Corp. 65,346 1,391,216
Nordstrom, Inc.(a) 45,056 545,178
Ollie's Bargain Outlet
Holdings, Inc.* 23,533 2,049,489
3,985,883
Multi-Utilities 0.6%
Black Hills Corp. 26,049 1,475,936
MDU Resources Group, Inc. 83,529 1,984,649
NorthWestern Corp. 20,892 1,089,100
4,549,685
Oil, Gas & Consumable Fuels 1.1%
Antero Midstream Corp. 119,073 682,288
Cimarex Energy Co. 42,180 1,070,107
CNX Resources Corp.* 92,501 897,260
EQT Corp. 114,408 1,732,137
Equitrans Midstream Corp. 168,371 1,222,373
Murphy Oil Corp. 61,493 474,726
World Fuel Services Corp. 26,271 553,004
WPX Energy, Inc.* 167,260 771,069
7,402,964

Nationwide Mid Cap Market Index Fund - October 31, 2020 - Statement of Investments - 99
Common Stocks
Shares Value ($)
Paper & Forest Products 0.3%
Domtar Corp. 23,108 551,819
Louisiana-Pacific Corp. 46,515 1,329,399
1,881,218
Personal Products 0.3%
Coty, Inc., Class A 119,279 345,909
Edgewell Personal Care Co.* 22,664 594,250
Nu Skin Enterprises, Inc.,
Class A 21,060 1,039,311
1,979,470
Pharmaceuticals 0.7%
Jazz Pharmaceuticals plc* 22,970 3,309,977
Nektar Therapeutics* 73,777 1,168,628
Prestige Consumer
Healthcare, Inc.* 21,072 696,008
5,174,613
Professional Services 1.2%
ASGN, Inc.* 21,744 1,449,890
CoreLogic , Inc. 32,804 2,523,612
FTI Consulting, Inc.* 15,157 1,492,358
Insperity , Inc. 15,055 1,152,912
ManpowerGroup , Inc. 24,143 1,638,585
8,257,357
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc. 21,446 2,420,396
Road & Rail 0.9%
Avis Budget Group, Inc.* 21,149 712,087
Knight-Swift Transportation
Holdings, Inc. 51,961 1,973,998
Landstar System, Inc. 15,994 1,994,452
Ryder System, Inc. 22,209 1,094,015
Werner Enterprises, Inc. 24,174 919,096
6,693,648
Semiconductors & Semiconductor Equipment 5.1%
Cirrus Logic, Inc.* 24,275 1,671,819
CMC Materials, Inc. 12,097 1,720,072
Cree, Inc.* 45,427 2,889,157
Enphase Energy, Inc.* 52,189 5,119,219
First Solar, Inc.* 35,110 3,056,150
MKS Instruments, Inc. 22,831 2,474,652
Monolithic Power Systems,
Inc. 17,486 5,588,526
Semtech Corp.* 27,049 1,484,720
Silicon Laboratories, Inc.* 18,139 1,858,522
SolarEdge Technologies, Inc.* 20,758 5,349,129
Synaptics , Inc.* 14,067 1,078,517
Universal Display Corp. 17,752 3,520,399
35,810,882
Software 4.0%
ACI Worldwide, Inc.* 48,146 1,404,419
Blackbaud , Inc. 20,535 1,013,197
CDK Global, Inc. 50,232 2,164,999
Ceridian HCM Holding, Inc.* 53,768 4,635,877
CommVault Systems, Inc.* 19,050 754,190
Fair Isaac Corp.* 12,011 4,701,706
J2 Global, Inc.* 18,747 1,272,546
Manhattan Associates, Inc.* 26,298 2,248,479
Paylocity Holding Corp.* 15,379 2,853,112
Common Stocks
Shares Value ($)
Software
PTC, Inc.* 43,284 3,630,662
Qualys , Inc.* 13,892 1,220,412
SailPoint Technologies
Holdings, Inc.* 37,673 1,563,806
Teradata Corp.* 45,698 839,472
28,302,877
Specialty Retail 2.8%
Aaron's Holdings Co., Inc. 27,677 1,446,400
American Eagle Outfitters, Inc.
(a) 61,308 840,533
AutoNation, Inc.* 24,334 1,380,468
Dick's Sporting Goods, Inc. 27,089 1,534,592
Five Below, Inc.* 23,128 3,083,888
Foot Locker, Inc. 43,334 1,598,158
Lithia Motors, Inc., Class A 10,612 2,436,197
Murphy USA, Inc.* 11,197 1,369,281
Restoration Hardware
Holdings, Inc.* 6,387 2,141,114
Urban Outfitters, Inc.*(a) 27,960 624,626
Williams-Sonoma, Inc. 32,221 2,938,877
19,394,134
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.* 52,808 1,073,059
Textiles, Apparel & Luxury Goods 1.0%
Carter's, Inc. 18,106 1,474,734
Columbia Sportswear Co. 12,603 940,058
Deckers Outdoor Corp.* 11,606 2,940,612
Skechers USA, Inc., Class A* 56,751 1,799,574
7,154,978
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd. 46,834 1,866,335
New York Community
Bancorp, Inc. 192,140 1,596,683
Washington Federal, Inc. 30,905 657,968
4,120,986
Trading Companies & Distributors 0.9%
GATX Corp. 14,379 981,798
MSC Industrial Direct Co., Inc.,
Class A 18,807 1,310,096
Univar Solutions, Inc.* 70,059 1,162,279
Watsco , Inc. 13,594 3,046,959
6,501,132
Water Utilities 0.5%
Essential Utilities, Inc. 92,399 3,806,839
Wireless Telecommunication Services 0.1%
Telephone and Data Systems,
Inc. 41,080 698,360
Total Common Stocks
(cost $598,609,796) 698,431,374

100 - Statement of Investments - October 31, 2020 - Nationwide Mid Cap Market Index Fund
Short-Term Investment 0.0%
†
Shares Value ($)
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(b)(c) 225,529 225,529
Total Short-Term Investment
(cost $225,529) 225,529
Repurchase Agreement 0.3%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price
$2,314,396, collateralized
by U.S. Treasury
Note, 1.63%, maturing
11/15/2022; total market
value $2,365,705.(c)(d) 2,314,384 2,314,384
Total Repurchase Agreement
(cost $2,314,384) 2,314,384
Total Investments
(cost $601,149,709) — 99.6% 700,971,287
Other assets in excess of liabilities — 0.4% 3,055,714
NET ASSETS — 100.0%
$ 704,027,001
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $4,971,810, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $225,529 and $2,314,384,
respectively, and by $2,691,231 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 8.00%, and maturity dates ranging from
1/21/2021 – 5/15/2050; a total value of $5,231,144.
(b) Represents 7-day effective yield as of October 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $2,539,913.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 36 12/2020 USD 6,824,160 (181,763)
(181,763)
At October 31, 2020, the Fund had $463,800 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2020 - Statement of Investments - 101
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 7.1%
Boeing Co. (The) 53,427 7,714,324
General Dynamics Corp. 53,427 7,016,568
L3Harris Technologies, Inc. 53,427 8,607,624
Lockheed Martin Corp. 53,427 18,706,395
Raytheon Technologies Corp. 53,427 2,902,155
44,947,066
Biotechnology 4.5%
Amgen, Inc. 53,427 11,590,453
Biogen, Inc.* 53,427 13,467,344
Gilead Sciences, Inc. 53,427 3,106,780
Myriad Genetics, Inc.* 53,427 664,098
28,828,675
Chemicals 0.5%
DuPont de Nemours, Inc. 53,427 3,038,928
Communications Equipment 5.4%
Ciena Corp.* 53,427 2,104,490
Cisco Systems, Inc. 53,427 1,918,029
F5 Networks, Inc.* 53,427 7,102,585
InterDigital , Inc. 53,427 2,990,844
Juniper Networks, Inc.(a) 53,427 1,053,580
Motorola Solutions, Inc. 53,427 8,444,672
Nokia OYJ, ADR-FI*(a) 53,427 180,049
Ubiquiti, Inc. 53,427 9,916,586
Viavi Solutions, Inc.* 53,427 659,823
34,370,658
Diversified Telecommunication Services 0.2%
AT&T, Inc. 53,427 1,443,597
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A 53,427 6,028,703
Corning, Inc. 53,427 1,708,061
FLIR Systems, Inc. 53,427 1,853,383
LG Display Co. Ltd., ADR-KR* 53,427 334,987
9,925,134
Energy Equipment & Services 0.3%
Halliburton Co. 53,427 644,330
National Oilwell Varco, Inc. 53,427 448,787
Schlumberger NV 53,427 798,199
1,891,316
Entertainment 0.6%
Activision Blizzard, Inc. 53,427 4,046,027
Health Care Equipment & Supplies 3.7%
Baxter International, Inc. 53,427 4,144,333
Boston Scientific Corp.* 53,427 1,830,943
Danaher Corp. 53,427 12,263,634
Medtronic plc 53,427 5,373,153
23,612,063
Health Care Technology 2.8%
Cerner Corp. 53,427 3,744,699
Veeva Systems, Inc., Class A* 53,427 14,427,961
18,172,660
Household Durables 1.5%
Garmin Ltd. 53,427 5,557,476
iRobot Corp.* 53,427 4,251,721
9,809,197
Common Stocks
Shares Value ($)
Industrial Conglomerates 1.4%
Honeywell International, Inc. 53,427 8,812,784
Interactive Media & Services 2.9%
Facebook, Inc., Class A* 53,427 14,057,178
SINA Corp.* 53,427 2,289,347
Twitter, Inc.* 53,427 2,209,741
18,556,266
Internet & Direct Marketing Retail 3.0%
Alibaba Group Holding Ltd.,
ADR-CN* 53,427 16,278,673
eBay, Inc. 53,427 2,544,728
18,823,401
IT Services 9.8%
Akamai Technologies, Inc.* 53,427 5,081,976
Amdocs Ltd. 53,427 3,012,214
Automatic Data Processing,
Inc. 53,427 8,439,329
DXC Technology Co. 53,427 984,125
International Business
Machines Corp. 53,427 5,965,659
LiveRamp Holdings, Inc.* 53,427 3,530,991
Mastercard , Inc., Class A 53,427 15,421,169
VeriSign, Inc.* 53,427 10,188,529
Visa, Inc., Class A 53,427 9,708,220
62,332,212
Life Sciences Tools & Services 7.3%
Agilent Technologies, Inc. 53,427 5,454,362
Illumina, Inc.* 53,427 15,638,083
Thermo Fisher Scientific, Inc. 53,427 25,277,382
46,369,827
Pharmaceuticals 1.7%
AstraZeneca plc, ADR-UK 53,427 2,679,898
Bausch Health Cos., Inc.* 53,427 881,546
Bristol-Myers Squibb Co. 53,427 3,122,808
Novartis AG, ADR-CH 53,427 4,171,580
10,855,832
Semiconductors & Semiconductor Equipment 24.1%
Advanced Micro Devices, Inc.* 53,427 4,022,519
Analog Devices, Inc. 53,427 6,332,702
Applied Materials, Inc. 53,427 3,164,481
ASML Holding NV
(Registered), NYRS-NL(a) 53,427 19,298,367
Broadcom, Inc. 53,427 18,679,682
FormFactor , Inc.* 53,427 1,514,655
Intel Corp. 53,427 2,365,748
KLA Corp. 53,427 10,534,736
Lam Research Corp. 53,427 18,276,308
Microchip Technology, Inc. 53,427 5,614,109
Micron Technology, Inc.* 53,427 2,689,515
NVIDIA Corp. 53,427 26,786,161
NXP Semiconductors NV 53,427 7,219,056
ON Semiconductor Corp.* 53,427 1,340,483
QUALCOMM, Inc. 53,427 6,590,755
Teradyne, Inc. 53,427 4,693,562
Texas Instruments, Inc. 53,427 7,725,010
Xilinx, Inc. 53,427 6,341,251
153,189,100

102 - Statement of Investments - October 31, 2020 - Nationwide NYSE Arca Tech 100 Index Fund
Common Stocks
Shares Value ($)
Software 18.5%
Adobe, Inc.* 53,427 23,887,212
Check Point Software
Technologies Ltd.* 53,427 6,067,170
Citrix Systems, Inc. 53,427 6,051,676
Intuit, Inc. 53,427 16,812,408
J2 Global, Inc.* 53,427 3,626,625
Microsoft Corp. 53,427 10,817,365
NortonLifeLock , Inc. 53,427 1,098,993
Open Text Corp. 53,427 1,962,374
Oracle Corp. 53,427 2,997,789
Progress Software Corp. 53,427 1,943,140
PTC, Inc.* 53,427 4,481,457
salesforce.com, Inc.* 53,427 12,409,489
SAP SE, ADR-DE 53,427 5,707,606
Synopsys, Inc.* 53,427 11,425,898
Teradata Corp.* 53,427 981,454
VMware, Inc., Class A*(a) 53,427 6,877,658
Xperi Holding Corp. 53,427 662,495
117,810,809
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. 53,426 5,815,954
HP, Inc. 53,427 959,549
NetApp, Inc. 53,427 2,344,911
Seagate Technology plc 53,427 2,554,879
Western Digital Corp. 53,427 2,015,801
Xerox Holdings Corp. 53,427 928,561
14,619,655
Wireless Telecommunication Services 0.1%
Telephone and Data Systems,
Inc. 53,427 908,259
Total Common Stocks
(cost $221,019,238) 632,363,466
Short-Term Investments 0.4%
Money Market Fund 0.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(b)(c) 2,426,652 2,426,652
U.S. Treasury Obligation 0.0%
†
U.S. Treasury Bills, 0.11%,
02/25/2021(d) 148,000 147,950
Total Short-Term Investment
(cost $2,574,584) 2,574,602
Repurchase Agreement 3.9%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.06%, dated
10/30/2020, due
11/2/2020, repurchase
price $24,902,475,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022;
total market value
$25,454,549.(c)(e) 24,902,351 24,902,351
Total Repurchase Agreement
(cost $24,902,351) 24,902,351
Total Investments
(cost $248,496,173) — 103.6% 659,840,419
Liabilities in excess of other assets — (3.6)% (23,220,314)
NET ASSETS — 100.0%
$ 636,620,105
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October 31,
2020 was $26,363,124, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $2,426,652 and $24,902,351,
respectively, and by $160,838 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 8.00%, and maturity dates ranging from 1/21/2021 –
5/15/2050; a total value of $27,489,841.
(b) Represents 7-day effective yield as of October 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $27,329,003.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CH Switzerland
CN China
DE Germany
FI Finland
KR South Korea
NL Netherlands
NYRS New York Registry Shares
UK United Kingdom

Nationwide NYSE Arca Tech 100 Index Fund - October 31, 2020 - Statement of Investments - 103
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index 20 12/2020 USD 4,418,500 (50,382)
(50,382)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

104 - Statement of Investments - October 31, 2020 - Nationwide S&P 500 Index Fund
Common Stocks 99.1%
Shares Value ($)
Aerospace & Defense 1.5%
Boeing Co. (The) 20,934 3,022,660
General Dynamics Corp. 9,126 1,198,518
Howmet Aerospace, Inc. 16,237 280,088
Huntington Ingalls Industries,
Inc. 1,538 226,824
L3Harris Technologies, Inc. 8,597 1,385,063
Lockheed Martin Corp. 9,715 3,401,513
Northrop Grumman Corp. 6,179 1,790,798
Raytheon Technologies Corp. 60,156 3,267,674
Teledyne Technologies, Inc.* 1,497 462,798
Textron, Inc. 8,793 314,789
TransDigm Group, Inc. 2,093 999,219
16,349,944
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc. 5,311 469,652
Expeditors International of
Washington, Inc. 6,780 599,149
FedEx Corp. 9,516 2,469,116
United Parcel Service, Inc.,
Class B 27,920 4,386,511
7,924,428
Airlines 0.2%
Alaska Air Group, Inc. 5,116 193,845
American Airlines Group, Inc.
(a) 20,374 229,819
Delta Air Lines, Inc. 24,337 745,686
Southwest Airlines Co. 23,688 936,386
United Airlines Holdings, Inc.* 11,623 393,555
2,499,291
Auto Components 0.1%
Aptiv plc 10,739 1,036,206
BorgWarner, Inc. 9,810 343,154
1,379,360
Automobiles 0.3%
Ford Motor Co. 153,060 1,183,154
General Motors Co. 49,318 1,702,950
2,886,104
Banks 3.4%
Bank of America Corp. 301,158 7,137,445
Citigroup, Inc. 82,100 3,400,582
Citizens Financial Group, Inc. 17,260 470,335
Comerica, Inc. 5,240 238,472
Fifth Third Bancorp 28,252 656,011
First Republic Bank 6,775 854,599
Huntington Bancshares, Inc. 39,824 415,763
JPMorgan Chase & Co. 120,407 11,804,702
KeyCorp 38,782 503,390
M&T Bank Corp. 4,961 513,860
People's United Financial, Inc. 18,690 199,422
PNC Financial Services
Group, Inc. (The) 16,650 1,862,802
Regions Financial Corp. 37,647 500,705
SVB Financial Group* 2,025 588,668
Truist Financial Corp. 53,243 2,242,595
US Bancorp 54,177 2,110,194
Wells Fargo & Co. 162,688 3,489,658
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 6,111 197,202
37,186,405
Beverages 1.6%
Brown-Forman Corp., Class B 7,209 502,539
Coca-Cola Co. (The) 152,755 7,341,405
Constellation Brands, Inc.,
Class A 6,682 1,104,067
Molson Coors Beverage Co.,
Class B 6,790 239,415
Monster Beverage Corp.* 14,350 1,098,780
PepsiCo, Inc. 54,768 7,300,027
17,586,233
Biotechnology 2.0%
AbbVie, Inc. 69,661 5,928,151
Alexion Pharmaceuticals, Inc.* 8,769 1,009,663
Amgen, Inc. 23,139 5,019,775
Biogen, Inc.* 6,215 1,566,615
Gilead Sciences, Inc. 49,482 2,877,378
Incyte Corp.* 7,464 646,681
Regeneron Pharmaceuticals,
Inc.* 4,127 2,243,272
Vertex Pharmaceuticals, Inc.* 10,275 2,140,899
21,432,434
Building Products 0.5%
A O Smith Corp. 5,146 265,997
Allegion plc 3,580 352,630
Carrier Global Corp. 32,652 1,090,250
Fortune Brands Home &
Security, Inc. 5,428 438,962
Johnson Controls International
plc 28,945 1,221,769
Masco Corp. 10,264 550,150
Trane Technologies plc 9,317 1,236,832
5,156,590
Capital Markets 2.6%
Ameriprise Financial, Inc. 4,841 778,578
Bank of New York Mellon
Corp. (The) 32,506 1,116,906
BlackRock, Inc. 5,606 3,359,171
Cboe Global Markets, Inc. 4,433 360,359
Charles Schwab Corp. (The) 58,361 2,399,221
CME Group, Inc. 14,112 2,126,961
Franklin Resources, Inc. 10,219 191,606
Goldman Sachs Group, Inc.
(The) 13,590 2,569,054
Intercontinental Exchange, Inc. 22,137 2,089,733
Invesco Ltd. 16,147 211,687
MarketAxess Holdings, Inc. 1,506 811,508
Moody's Corp. 6,346 1,668,363
Morgan Stanley 56,899 2,739,687
MSCI, Inc. 3,245 1,135,231
Nasdaq, Inc. 4,664 564,297
Northern Trust Corp. 8,255 646,119
Raymond James Financial,
Inc. 4,643 354,911
S&P Global, Inc. 9,543 3,079,812
State Street Corp. 13,892 818,239

Nationwide S&P 500 Index Fund - October 31, 2020 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 9,108 1,153,619
28,175,062
Chemicals 1.8%
Air Products & Chemicals, Inc. 8,727 2,410,746
Albemarle Corp. 3,998 372,654
Celanese Corp. 4,788 543,486
CF Industries Holdings, Inc. 8,530 235,513
Corteva , Inc. 29,974 988,543
Dow, Inc. 29,596 1,346,322
DuPont de Nemours, Inc. 28,738 1,634,617
Eastman Chemical Co. 5,271 426,108
Ecolab, Inc. 9,801 1,799,366
FMC Corp. 5,178 531,988
International Flavors &
Fragrances, Inc.(a) 4,190 430,145
Linde plc 20,739 4,569,631
LyondellBasell Industries NV,
Class A 10,317 706,199
Mosaic Co. (The) 13,288 245,828
PPG Industries, Inc. 9,278 1,203,542
Sherwin-Williams Co. (The) 3,230 2,222,175
19,666,863
Commercial Services & Supplies 0.4%
Cintas Corp. 3,417 1,074,817
Copart , Inc.* 8,188 903,628
Republic Services, Inc. 8,107 714,794
Rollins, Inc. 5,903 341,489
Waste Management, Inc. 15,366 1,658,145
4,692,873
Communications Equipment 0.7%
Arista Networks, Inc.* 2,119 442,659
Cisco Systems, Inc. 167,084 5,998,315
F5 Networks, Inc.* 2,219 294,994
Juniper Networks, Inc. 13,022 256,794
Motorola Solutions, Inc. 6,811 1,076,547
8,069,309
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 4,975 472,625
Quanta Services, Inc. 5,170 322,763
795,388
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,506 667,473
Vulcan Materials Co. 5,098 738,394
1,405,867
Consumer Finance 0.5%
American Express Co. 25,746 2,349,065
Capital One Financial Corp. 17,875 1,306,305
Discover Financial Services 12,111 787,336
Synchrony Financial 20,765 519,540
4,962,246
Containers & Packaging 0.4%
Amcor plc 62,540 652,292
Avery Dennison Corp. 3,260 451,151
Ball Corp. 13,070 1,163,230
International Paper Co. 15,533 679,569
Packaging Corp. of America 3,588 410,790
Common Stocks
Shares Value ($)
Containers & Packaging
Sealed Air Corp. 6,404 253,534
Westrock Co. 9,821 368,779
3,979,345
Distributors 0.1%
Genuine Parts Co. 5,798 524,313
LKQ Corp.* 11,126 355,921
Pool Corp. 1,607 562,177
1,442,411
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc.,
Class B* 78,286 15,805,943
Diversified Telecommunication Services 1.6%
AT&T, Inc. 281,128 7,596,079
CenturyLink, Inc. 40,724 351,041
Verizon Communications, Inc. 163,446 9,314,787
17,261,907
Electric Utilities 2.0%
Alliant Energy Corp. 10,052 555,675
American Electric Power Co.,
Inc. 19,431 1,747,430
Duke Energy Corp. 29,028 2,673,769
Edison International 15,089 845,588
Entergy Corp. 7,932 802,877
Evergy , Inc. 9,142 504,638
Eversource Energy 13,569 1,184,167
Exelon Corp. 38,870 1,550,524
FirstEnergy Corp. 21,487 638,594
NextEra Energy, Inc. 77,424 5,668,211
NRG Energy, Inc. 9,848 311,394
Pinnacle West Capital Corp. 4,225 344,633
PPL Corp. 30,501 838,777
Southern Co. (The) 41,594 2,389,575
Xcel Energy, Inc. 20,540 1,438,416
21,494,268
Electrical Equipment 0.5%
AMETEK, Inc. 9,254 908,743
Eaton Corp. plc 15,637 1,622,964
Emerson Electric Co. 23,539 1,525,092
Rockwell Automation, Inc. 4,590 1,088,381
5,145,180
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 11,711 1,321,469
CDW Corp. 5,497 673,932
Corning, Inc. 30,438 973,103
FLIR Systems, Inc. 5,170 179,347
IPG Photonics Corp.* 1,486 276,337
Keysight Technologies, Inc.* 7,231 758,315
TE Connectivity Ltd. 13,091 1,268,256
Vontier Corp.* 5,396 155,081
Zebra Technologies Corp.,
Class A* 2,168 614,932
6,220,772
Energy Equipment & Services 0.2%
Baker Hughes Co. 25,244 372,854
Halliburton Co. 34,398 414,840
National Oilwell Varco, Inc. 16,079 135,064
Schlumberger NV 55,112 823,373

106 - Statement of Investments - October 31, 2020 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
TechnipFMC plc 17,810 98,489
1,844,620
Entertainment 2.0%
Activision Blizzard, Inc. 30,384 2,300,980
Electronic Arts, Inc.* 11,291 1,353,001
Live Nation Entertainment,
Inc.* 5,204 253,955
Netflix, Inc.* 17,411 8,283,109
Take-Two Interactive Software,
Inc.* 4,542 703,647
Walt Disney Co. (The) 71,315 8,646,944
21,541,636
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate
Equities, Inc. 4,706 713,053
American Tower Corp. 17,514 4,022,090
Apartment Investment &
Management Co., Class A 6,221 198,450
AvalonBay Communities, Inc. 5,643 785,111
Boston Properties, Inc. 5,623 407,161
Crown Castle International
Corp. 16,499 2,577,144
Digital Realty Trust, Inc. 10,742 1,550,071
Duke Realty Corp. 14,613 555,148
Equinix , Inc. 3,498 2,557,877
Equity Residential 13,268 623,331
Essex Property Trust, Inc. 2,473 505,951
Extra Space Storage, Inc. 5,058 586,475
Federal Realty Investment
Trust 2,922 200,975
Healthpeak Properties, Inc. 21,769 587,110
Host Hotels & Resorts, Inc. 28,051 293,974
Iron Mountain, Inc. 11,955 311,547
Kimco Realty Corp. 17,928 183,941
Mid-America Apartment
Communities, Inc. 4,567 532,649
Prologis, Inc. 29,178 2,894,458
Public Storage 5,982 1,370,297
Realty Income Corp. 13,804 798,699
Regency Centers Corp. 6,157 219,128
SBA Communications Corp. 4,396 1,276,466
Simon Property Group, Inc. 12,155 763,456
SL Green Realty Corp. 2,894 123,892
UDR, Inc. 11,366 355,074
Ventas, Inc. 14,712 580,683
Vornado Realty Trust 5,556 170,736
Welltower , Inc. 16,491 886,721
Weyerhaeuser Co. 28,852 787,371
27,419,039
Food & Staples Retailing 1.6%
Costco Wholesale Corp. 17,474 6,249,052
Kroger Co. (The) 30,496 982,276
Sysco Corp. 19,904 1,100,890
Walgreens Boots Alliance, Inc. 28,790 980,012
Walmart, Inc. 54,904 7,617,930
16,930,160
Food Products 1.1%
Archer-Daniels-Midland Co. 21,932 1,014,136
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co. 8,039 375,180
Conagra Brands, Inc. 19,759 693,343
General Mills, Inc. 24,245 1,433,364
Hershey Co. (The) 5,743 789,433
Hormel Foods Corp. 10,716 521,762
J M Smucker Co. (The) 4,499 504,788
Kellogg Co. 9,977 627,453
Kraft Heinz Co. (The) 26,140 799,623
Lamb Weston Holdings, Inc. 5,644 358,112
McCormick & Co., Inc.
(Non-Voting) 4,784 863,560
Mondelez International, Inc.,
Class A 56,360 2,993,843
Tyson Foods, Inc., Class A 11,934 682,983
11,657,580
Gas Utilities 0.0%
†
Atmos Energy Corp. 5,022 460,367
Health Care Equipment & Supplies 4.0%
Abbott Laboratories 69,926 7,349,922
ABIOMED, Inc.* 1,754 441,797
Align Technology, Inc.* 2,884 1,228,815
Baxter International, Inc. 20,242 1,570,172
Becton Dickinson and Co. 11,446 2,645,514
Boston Scientific Corp.* 56,426 1,933,719
Cooper Cos., Inc. (The) 1,989 634,590
Danaher Corp. 24,962 5,729,777
Dentsply Sirona, Inc. 8,789 414,753
DexCom , Inc.* 3,739 1,194,910
Edwards Lifesciences Corp.* 24,503 1,756,620
Hologic , Inc.* 10,035 690,609
IDEXX Laboratories, Inc.* 3,336 1,417,200
Intuitive Surgical, Inc.* 4,619 3,081,242
Medtronic plc 53,049 5,335,138
ResMed , Inc. 5,664 1,087,148
STERIS plc 3,351 593,764
Stryker Corp. 12,888 2,603,505
Teleflex, Inc. 1,851 589,044
Varian Medical Systems, Inc.* 3,638 628,646
West Pharmaceutical
Services, Inc. 2,929 796,893
Zimmer Biomet Holdings, Inc. 8,093 1,069,085
42,792,863
Health Care Providers & Services 2.6%
AmerisourceBergen Corp. 5,755 552,883
Anthem, Inc. 9,947 2,713,542
Cardinal Health, Inc. 11,100 508,269
Centene Corp.* 22,761 1,345,175
Cigna Corp. 14,486 2,418,727
CVS Health Corp. 51,677 2,898,563
DaVita, Inc.* 3,066 264,443
HCA Healthcare, Inc. 10,342 1,281,787
Henry Schein, Inc.* 5,832 370,799
Humana, Inc. 5,198 2,075,457
Laboratory Corp. of America
Holdings* 3,729 744,942
McKesson Corp. 6,312 930,957
Quest Diagnostics, Inc. 5,422 662,243
UnitedHealth Group, Inc. 37,590 11,470,213

Nationwide S&P 500 Index Fund - October 31, 2020 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 3,142 344,206
28,582,206
Health Care Technology 0.1%
Cerner Corp. 12,041 843,954
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.(a) 21,345 292,640
Chipotle Mexican Grill, Inc.* 1,089 1,308,412
Darden Restaurants, Inc. 5,115 470,171
Domino's Pizza, Inc. 1,511 571,642
Hilton Worldwide Holdings,
Inc. 10,715 940,884
Las Vegas Sands Corp. 13,084 628,817
Marriott International, Inc.,
Class A 10,423 968,088
McDonald's Corp. 29,421 6,266,673
MGM Resorts International 16,383 336,998
Norwegian Cruise Line
Holdings Ltd.*(a) 10,528 175,081
Royal Caribbean Cruises Ltd. 7,182 405,208
Starbucks Corp. 46,194 4,017,030
Wynn Resorts Ltd. 4,042 292,762
Yum! Brands, Inc. 12,037 1,123,413
17,797,819
Household Durables 0.4%
DR Horton, Inc. 13,133 877,416
Garmin Ltd. 5,834 606,853
Leggett & Platt, Inc. 5,460 227,846
Lennar Corp., Class A 11,058 776,603
Mohawk Industries, Inc.* 2,510 259,007
Newell Brands, Inc. 13,809 243,867
NVR, Inc.* 137 541,573
PulteGroup, Inc. 10,168 414,448
Whirlpool Corp. 2,443 451,857
4,399,470
Household Products 1.8%
Church & Dwight Co., Inc. 9,949 879,392
Clorox Co. (The) 4,943 1,024,437
Colgate-Palmolive Co. 33,785 2,665,299
Kimberly-Clark Corp. 13,459 1,784,529
Procter & Gamble Co. (The) 98,355 13,484,470
19,838,127
Independent Power and Renewable Electricity Producers
0.1%
AES Corp. (The) 26,073 508,424
Industrial Conglomerates 1.1%
3M Co. 22,761 3,640,849
General Electric Co. 343,311 2,547,368
Honeywell International, Inc. 27,739 4,575,548
Roper Technologies, Inc. 4,102 1,523,237
12,287,002
Insurance 1.8%
Aflac, Inc. 26,592 902,798
Allstate Corp. (The) 12,274 1,089,317
American International Group,
Inc. 34,548 1,087,917
Aon plc, Class A(a) 9,233 1,698,964
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 7,466 774,299
Assurant, Inc. 2,298 285,802
Chubb Ltd. 17,712 2,300,966
Cincinnati Financial Corp. 5,971 422,389
Everest Re Group Ltd. 1,598 314,934
Globe Life, Inc. 3,935 319,089
Hartford Financial Services
Group, Inc. (The) 14,487 558,039
Lincoln National Corp. 6,617 232,257
Loews Corp. 9,768 338,754
Marsh & McLennan Cos., Inc. 19,988 2,067,958
MetLife, Inc. 30,609 1,158,551
Principal Financial Group, Inc. 10,272 402,868
Progressive Corp. (The) 23,051 2,118,387
Prudential Financial, Inc. 15,776 1,009,980
Travelers Cos., Inc. (The) 9,839 1,187,666
Unum Group 6,843 120,847
W R Berkley Corp. 5,704 342,924
Willis Towers Watson plc 5,112 932,838
19,667,544
Interactive Media & Services 5.9%
Alphabet, Inc., Class A* 11,869 19,181,609
Alphabet, Inc., Class C* 11,585 18,779,401
Facebook, Inc., Class A* 94,920 24,974,401
Twitter, Inc.* 31,488 1,302,344
64,237,755
Internet & Direct Marketing Retail 5.2%
Amazon.com, Inc.* 16,811 51,040,718
Booking Holdings, Inc.* 1,613 2,617,092
eBay, Inc. 26,027 1,239,666
Etsy, Inc.* 4,781 581,322
Expedia Group, Inc. 5,525 520,179
55,998,977
IT Services 5.3%
Accenture plc, Class A 25,113 5,447,261
Akamai Technologies, Inc.* 6,556 623,607
Automatic Data Processing,
Inc. 16,930 2,674,263
Broadridge Financial
Solutions, Inc. 4,540 624,704
Cognizant Technology
Solutions Corp., Class A 21,625 1,544,457
DXC Technology Co. 9,792 180,369
Fidelity National Information
Services, Inc. 24,445 3,045,603
Fiserv, Inc.* 21,936 2,094,230
FleetCor Technologies, Inc.* 3,272 722,817
Gartner, Inc.* 3,568 428,517
Global Payments, Inc. 11,707 1,846,662
International Business
Machines Corp. 35,156 3,925,519
Jack Henry & Associates, Inc. 3,116 461,947
Leidos Holdings, Inc. 5,422 450,026
Mastercard , Inc., Class A 34,898 10,072,959
Paychex, Inc. 12,497 1,027,878
PayPal Holdings, Inc.* 46,326 8,622,658
VeriSign, Inc.* 3,927 748,879
Visa, Inc., Class A 66,588 12,099,705

108 - Statement of Investments - October 31, 2020 - Nationwide S&P 500 Index Fund
Common Stocks
Shares Value ($)
IT Services
Western Union Co. (The) 16,627 323,229
56,965,290
Leisure Products 0.0%
†
Hasbro, Inc. 4,925 407,396
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. 12,338 1,259,586
Bio-Rad Laboratories, Inc.,
Class A* 869 509,599
Illumina, Inc.* 5,737 1,679,220
IQVIA Holdings, Inc.* 7,430 1,144,146
Mettler -Toledo International,
Inc.* 957 955,000
PerkinElmer, Inc. 4,375 566,781
Thermo Fisher Scientific, Inc. 15,634 7,396,758
Waters Corp.* 2,399 534,545
14,045,635
Machinery 1.7%
Caterpillar, Inc. 21,392 3,359,614
Cummins, Inc. 5,924 1,302,628
Deere & Co. 12,371 2,794,733
Dover Corp. 5,455 603,923
Flowserve Corp. 5,435 158,267
Fortive Corp. 13,490 830,984
IDEX Corp. 3,048 519,349
Illinois Tool Works, Inc. 11,401 2,233,228
Ingersoll Rand, Inc.* 14,255 498,070
Otis Worldwide Corp. 16,381 1,003,828
PACCAR, Inc. 13,779 1,176,451
Parker-Hannifin Corp. 5,040 1,050,134
Pentair plc 6,313 314,135
Snap-on, Inc. 2,123 334,436
Stanley Black & Decker, Inc. 6,338 1,053,376
Westinghouse Air Brake
Technologies Corp. 7,255 430,221
Xylem, Inc. 7,266 633,159
18,296,536
Media 1.3%
Charter Communications, Inc.,
Class A* 5,907 3,566,765
Comcast Corp., Class A 180,006 7,603,453
Discovery, Inc., Class A*(a) 6,660 134,798
Discovery, Inc., Class C* 12,708 232,811
DISH Network Corp., Class A* 9,714 247,610
Fox Corp., Class A 13,123 348,022
Fox Corp., Class B 6,988 182,666
Interpublic Group of Cos., Inc.
(The) 14,750 266,828
News Corp., Class A 15,976 209,765
News Corp., Class B 5,527 71,961
Omnicom Group, Inc. 8,629 407,289
ViacomCBS , Inc.(a) 22,570 644,825
13,916,793
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 58,282 1,010,610
Newmont Corp. 31,607 1,986,184
Nucor Corp. 11,987 572,499
3,569,293
Common Stocks
Shares Value ($)
Multiline Retail 0.5%
Dollar General Corp. 9,813 2,048,071
Dollar Tree, Inc.* 9,147 826,157
Target Corp. 19,776 3,010,303
5,884,531
Multi-Utilities 1.0%
Ameren Corp. 9,929 805,441
CenterPoint Energy, Inc. 20,627 435,849
CMS Energy Corp. 11,428 723,735
Consolidated Edison, Inc. 13,013 1,021,390
Dominion Energy, Inc. 33,206 2,667,770
DTE Energy Co. 7,491 924,539
NiSource, Inc. 15,688 360,353
Public Service Enterprise
Group, Inc. 19,850 1,154,278
Sempra Energy 11,280 1,414,061
WEC Energy Group, Inc. 12,615 1,268,438
10,775,854
Oil, Gas & Consumable Fuels 1.8%
Apache Corp. 15,793 131,082
Cabot Oil & Gas Corp. 16,238 288,874
Chevron Corp. 75,893 5,274,563
Concho Resources, Inc. 7,917 328,635
ConocoPhillips 42,070 1,204,043
Devon Energy Corp. 16,286 145,434
Diamondback Energy, Inc. 6,424 166,767
EOG Resources, Inc. 22,255 762,011
Exxon Mobil Corp. 166,616 5,435,014
Hess Corp. 10,791 401,641
HollyFrontier Corp. 6,347 117,483
Kinder Morgan, Inc. 76,804 913,968
Marathon Oil Corp. 34,065 134,897
Marathon Petroleum Corp. 26,133 770,924
Occidental Petroleum Corp. 33,169 302,833
ONEOK, Inc. 17,363 503,527
Phillips 66 17,335 808,851
Pioneer Natural Resources
Co. 6,185 492,079
Valero Energy Corp. 16,309 629,690
Williams Cos., Inc. (The) 47,346 908,570
19,720,886
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 8,861 1,946,407
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co. 89,022 5,203,336
Catalent , Inc.* 6,535 573,577
Eli Lilly & Co. 31,355 4,090,573
Johnson & Johnson 104,039 14,264,787
Merck & Co., Inc. 99,836 7,508,666
Mylan NV* 19,240 279,750
Perrigo Co. plc 5,728 251,287
Pfizer, Inc. 219,462 7,786,512
Zoetis, Inc. 18,764 2,975,032
42,933,520
Professional Services 0.3%
Equifax, Inc. 4,822 658,685
IHS Markit Ltd. 14,983 1,211,675
Nielsen Holdings plc 13,631 184,155

Nationwide S&P 500 Index Fund - October 31, 2020 - Statement of Investments - 109
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 4,497 227,953
Verisk Analytics, Inc. 6,501 1,156,983
3,439,451
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 12,861 648,194
Road & Rail 1.0%
CSX Corp. 30,044 2,371,673
JB Hunt Transport Services,
Inc. 3,383 411,846
Kansas City Southern 3,799 669,156
Norfolk Southern Corp. 10,039 2,099,356
Old Dominion Freight Line, Inc. 3,870 736,732
Union Pacific Corp. 26,771 4,743,554
11,032,317
Semiconductors & Semiconductor Equipment 5.0%
Advanced Micro Devices, Inc.* 46,342 3,489,089
Analog Devices, Inc. 14,524 1,721,530
Applied Materials, Inc. 35,967 2,130,325
Broadcom, Inc. 15,865 5,546,880
Intel Corp. 167,932 7,436,029
KLA Corp. 6,172 1,216,995
Lam Research Corp. 5,791 1,980,985
Maxim Integrated Products,
Inc. 10,501 731,395
Microchip Technology, Inc. 10,057 1,056,789
Micron Technology, Inc.* 44,346 2,232,378
NVIDIA Corp. 24,357 12,211,625
Qorvo , Inc.* 4,646 591,715
QUALCOMM, Inc. 44,541 5,494,578
Skyworks Solutions, Inc. 6,455 912,027
Teradyne, Inc. 6,608 580,513
Texas Instruments, Inc. 36,144 5,226,061
Xilinx, Inc. 9,545 1,132,896
53,691,810
Software 9.0%
Adobe, Inc.* 18,931 8,464,050
ANSYS, Inc.* 3,349 1,019,335
Autodesk, Inc.* 8,724 2,054,851
Cadence Design Systems,
Inc.* 10,903 1,192,461
Citrix Systems, Inc. 5,004 566,803
Fortinet, Inc.* 5,299 584,851
Intuit, Inc. 10,334 3,251,903
Microsoft Corp. 298,835 60,505,123
NortonLifeLock , Inc. 24,211 498,020
Oracle Corp. 76,372 4,285,233
Paycom Software, Inc.* 1,977 719,806
salesforce.com, Inc.* 35,931 8,345,693
ServiceNow , Inc.* 7,571 3,767,103
Synopsys, Inc.* 5,921 1,266,265
Tyler Technologies, Inc.* 1,638 629,614
97,151,111
Specialty Retail 2.4%
Advance Auto Parts, Inc. 2,694 396,772
AutoZone, Inc.* 925 1,044,306
Best Buy Co., Inc. 9,218 1,028,268
CarMax, Inc.* 6,215 537,225
Gap, Inc. (The) 7,073 137,570
Common Stocks
Shares Value ($)
Specialty Retail
Home Depot, Inc. (The) 42,535 11,344,510
L Brands, Inc. 9,730 311,457
Lowe's Cos., Inc. 29,855 4,720,076
O'Reilly Automotive, Inc.* 2,890 1,261,774
Ross Stores, Inc. 13,952 1,188,292
Tiffany & Co. 4,244 555,285
TJX Cos., Inc. (The) 47,327 2,404,212
Tractor Supply Co. 4,526 602,908
Ulta Beauty, Inc.* 2,286 472,676
26,005,331
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc. 634,792 69,103,457
Hewlett Packard Enterprise
Co. 51,876 448,209
HP, Inc. 55,131 990,153
NetApp, Inc. 8,999 394,966
Seagate Technology plc 8,420 402,644
Western Digital Corp. 12,334 465,362
Xerox Holdings Corp. 6,332 110,050
71,914,841
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc. 15,022 241,404
NIKE, Inc., Class B 49,176 5,905,054
PVH Corp. 2,636 153,652
Ralph Lauren Corp. 1,796 120,063
Tapestry, Inc. 10,715 238,194
Under Armour , Inc., Class A* 7,994 110,637
Under Armour , Inc., Class C* 8,313 101,668
VF Corp. 12,740 856,128
7,726,800
Tobacco 0.7%
Altria Group, Inc. 73,364 2,646,973
Philip Morris International, Inc. 61,540 4,370,571
7,017,544
Trading Companies & Distributors 0.2%
Fastenal Co. 22,678 980,370
United Rentals, Inc.* 2,807 500,460
WW Grainger, Inc. 1,738 608,335
2,089,165
Water Utilities 0.1%
American Water Works Co.,
Inc. 7,061 1,062,751
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 22,963 2,516,056
Total Common Stocks
(cost $790,335,529) 1,071,083,278
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(b)(c) 123,883 123,883
Total Short-Term Investment
(cost $123,883) 123,883

110 - Statement of Investments - October 31, 2020 - Nationwide S&P 500 Index Fund
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price
$1,271,291, collateralized
by U.S. Treasury
Note, 1.63%, maturing
11/15/2022; total market
value $1,299,475.(c)(d) 1,271,285 1,271,285
Total Repurchase Agreement
(cost $1,271,285) 1,271,285
Total Investments
(cost $791,730,697) — 99.2% 1,072,478,446
Other assets in excess of liabilities — 0.8% 8,345,263
NET ASSETS — 100.0%
$ 1,080,823,709
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $3,072,461, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $123,883 and $1,271,285,
respectively, and by $1,971,789 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 8.00%, and maturity dates ranging from
1/21/2021 – 5/15/2050; a total value of $3,366,957.
(b) Represents 7-day effective yield as of October 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $1,395,168.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 97 12/2020 USD 15,833,795 (1,100,921)
(1,100,921)
At October 31, 2020, the Fund had $1,212,200 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 111
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 0.9%
AAR Corp. 3,579 69,647
Aerojet Rocketdyne Holdings,
Inc.* 8,276 268,308
AeroVironment , Inc.* 2,418 184,639
Astronics Corp.* 2,726 17,446
Cubic Corp. 3,537 209,072
Ducommun, Inc.* 1,304 42,902
Kaman Corp. 3,130 124,136
Kratos Defense & Security
Solutions, Inc.* 13,629 257,452
Maxar Technologies, Inc. 6,930 178,586
Moog, Inc., Class A 3,375 210,566
National Presto Industries, Inc. 608 50,519
PAE, Inc.* 6,344 50,245
Park Aerospace Corp. 2,366 25,056
Parsons Corp.* 2,439 76,877
Triumph Group, Inc. 5,987 39,514
Vectrus , Inc.* 1,374 54,300
1,859,265
Air Freight & Logistics 0.4%
Air Transport Services Group,
Inc.* 6,443 180,662
Atlas Air Worldwide Holdings,
Inc.* 2,913 172,333
Echo Global Logistics, Inc.* 2,770 74,707
Forward Air Corp. 3,143 197,914
Hub Group, Inc., Class A* 3,739 187,436
Radiant Logistics, Inc.* 4,820 24,775
837,827
Airlines 0.3%
Allegiant Travel Co. 1,519 204,701
Hawaiian Holdings, Inc. 5,074 70,275
Mesa Air Group, Inc.* 4,294 13,569
SkyWest, Inc. 5,445 158,068
Spirit Airlines, Inc.*(a) 9,984 175,419
622,032
Auto Components 1.3%
Adient plc* 9,989 211,967
American Axle &
Manufacturing Holdings,
Inc.* 12,355 83,026
Cooper Tire & Rubber Co. 5,785 198,946
Cooper-Standard Holdings,
Inc.* 2,091 32,808
Dana, Inc. 15,996 223,784
Dorman Products, Inc.* 3,008 268,524
Fox Factory Holding Corp.* 4,674 392,990
Gentherm , Inc.* 3,636 168,310
Goodyear Tire & Rubber Co.
(The) 25,551 211,562
LCI Industries 2,778 304,635
Modine Manufacturing Co.* 6,058 38,771
Motorcar Parts of America,
Inc.* 2,277 33,540
Standard Motor Products, Inc. 2,426 111,111
Stoneridge, Inc.* 3,077 70,248
Tenneco, Inc., Class A* 6,246 53,841
Visteon Corp.* 3,066 274,867
Common Stocks
Shares Value ($)
Auto Components
Workhorse Group, Inc.*(a) 10,619 163,320
XPEL, Inc. Reg. S* 1,841 45,620
2,887,870
Automobiles 0.1%
Winnebago Industries, Inc. 3,583 168,222
Banks 8.0%
1st Constitution Bancorp 999 13,027
1st Source Corp. 1,708 57,201
ACNB Corp. 1,086 22,665
Allegiance Bancshares, Inc. 1,909 54,025
Altabancorp 1,955 42,560
Amalgamated Bank, Class A 1,683 18,681
Amerant Bancorp, Inc.* 2,787 28,065
American National
Bankshares , Inc. 1,003 22,868
Ameris Bancorp 7,511 220,072
Ames National Corp. 1,079 20,825
Arrow Financial Corp. 1,580 43,245
Atlantic Capital Bancshares,
Inc.* 2,553 35,436
Atlantic Union Bankshares
Corp.(a) 8,904 225,182
Auburn National Bancorp, Inc. 285 10,591
Banc of California, Inc. 5,275 63,300
BancFirst Corp. 2,026 90,056
Bancorp, Inc. (The)* 6,189 59,414
BancorpSouth Bank 11,276 263,971
Bank First Corp.(a) 703 44,999
Bank of Commerce Holdings 2,281 18,271
Bank of Marin Bancorp 1,519 45,783
Bank of NT Butterfield & Son
Ltd. (The) 5,665 149,896
Bank of Princeton (The) 675 13,277
Bank7 Corp. 499 4,526
BankFinancial Corp. 1,732 12,730
BankUnited , Inc. 10,613 267,978
Bankwell Financial Group, Inc. 876 14,454
Banner Corp. 3,987 147,001
Bar Harbor Bankshares 1,861 38,002
BayCom Corp.* 1,512 16,783
BCB Bancorp, Inc. 1,663 15,117
Berkshire Hills Bancorp, Inc. 5,374 70,023
Boston Private Financial
Holdings, Inc. 9,533 58,914
Bridge Bancorp, Inc. 1,995 38,982
Brookline Bancorp, Inc. 9,129 87,456
Bryn Mawr Bank Corp. 2,034 54,633
Business First Bancshares,
Inc. 2,190 36,376
Byline Bancorp, Inc. 2,862 37,607
C&F Financial Corp. 362 11,276
Cadence Bancorp 14,601 163,823
California Bancorp, Inc.* 704 9,610
Cambridge Bancorp 761 47,250
Camden National Corp. 1,732 55,372
Capital Bancorp, Inc.* 850 8,942
Capital City Bank Group, Inc. 1,648 35,119
Capstar Financial Holdings,
Inc. 1,396 14,504

112 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Carter Bank & Trust 2,792 19,404
Cathay General Bancorp 8,634 203,158
CB Financial Services, Inc. 585 11,472
CBTX, Inc. 2,089 39,482
Central Pacific Financial Corp. 3,216 44,284
Central Valley Community
Bancorp 1,479 19,079
Century Bancorp, Inc., Class A 297 21,256
Chemung Financial Corp. 476 16,222
ChoiceOne Financial Services,
Inc. 764 21,973
CIT Group, Inc. 11,324 333,492
Citizens & Northern Corp. 1,749 29,628
Citizens Holding Co. 495 10,742
City Holding Co. 1,852 111,916
Civista Bancshares, Inc. 1,956 27,893
CNB Financial Corp. 1,764 31,999
Coastal Financial Corp.* 1,129 16,777
Codorus Valley Bancorp, Inc. 1,055 14,200
Colony Bankcorp , Inc. 833 10,437
Columbia Banking System,
Inc. 8,392 238,417
Community Bank System, Inc. 5,919 343,243
Community Bankers Trust
Corp. 2,576 14,065
Community Financial Corp.
(The) 537 11,733
Community Trust Bancorp, Inc. 1,593 50,689
ConnectOne Bancorp, Inc. 3,943 60,840
County Bancorp, Inc. 517 9,565
CrossFirst Bankshares , Inc.* 5,515 46,050
Customers Bancorp, Inc.* 2,806 38,779
CVB Financial Corp.(a) 14,848 259,840
Dime Community Bancshares,
Inc. 2,822 35,698
Eagle Bancorp Montana, Inc. 569 10,959
Eagle Bancorp, Inc. 3,732 111,661
Enterprise Bancorp, Inc. 1,039 23,492
Enterprise Financial Services
Corp. 2,568 74,754
Equity Bancshares, Inc., Class
A* 1,391 25,567
Esquire Financial Holdings,
Inc.* 786 12,254
Evans Bancorp, Inc. 715 16,309
Farmers & Merchants
Bancorp, Inc. 1,277 25,617
Farmers National Banc Corp. 2,985 34,775
FB Financial Corp. 3,504 103,368
Fidelity D&D Bancorp, Inc. 486 23,163
Financial Institutions, Inc. 1,845 32,712
First Bancorp, Inc. (The) 1,353 31,295
First Bancorp/NC 2,936 70,728
First Bancorp/PR 24,605 159,686
First Bancshares, Inc. (The)(a) 2,513 59,910
First Bank 2,037 15,257
First Busey Corp. 5,311 95,545
First Business Financial
Services, Inc. 797 13,669
First Capital, Inc. 393 23,702
Common Stocks
Shares Value ($)
Banks
First Choice Bancorp 961 13,531
First Commonwealth Financial
Corp. 11,392 98,199
First Community Bankshares ,
Inc. 2,084 39,554
First Community Corp. 712 10,118
First Financial Bancorp 10,672 152,610
First Financial Bankshares ,
Inc. 14,575 434,481
First Financial Corp. 1,367 47,462
First Foundation, Inc. 4,440 66,023
First Guaranty Bancshares,
Inc. 499 7,260
First Internet Bancorp 1,240 26,685
First Interstate BancSystem ,
Inc., Class A 4,846 171,064
First Merchants Corp. 5,980 156,138
First Mid Bancshares, Inc. 1,419 39,391
First Midwest Bancorp, Inc. 13,251 166,300
First Northwest Bancorp 1,130 13,278
First of Long Island Corp.
(The) 2,185 33,715
First Savings Financial Group,
Inc. 194 10,486
First United Corp. 814 9,703
First Western Financial, Inc.* 575 8,165
Flushing Financial Corp. 3,298 42,181
FNCB Bancorp, Inc. 2,079 11,435
Franklin Financial Services
Corp. 489 10,758
Fulton Financial Corp. 18,206 200,084
FVCBankcorp , Inc.* 1,453 17,930
German American Bancorp,
Inc.(a) 2,643 79,739
Glacier Bancorp, Inc. 10,806 386,855
Great Southern Bancorp, Inc. 1,099 45,004
Great Western Bancorp, Inc. 6,551 85,097
Guaranty Bancshares, Inc. 800 23,120
Hancock Whitney Corp. 9,779 223,646
Hanmi Financial Corp. 3,697 33,236
HarborOne Bancorp, Inc. 5,784 54,370
Hawthorn Bancshares, Inc. 692 13,120
HBT Financial, Inc. 1,085 13,389
Heartland Financial USA, Inc. 3,816 125,699
Heritage Commerce Corp. 5,783 41,927
Heritage Financial Corp. 3,987 83,568
Hilltop Holdings, Inc. 8,278 188,821
Home BancShares , Inc. 17,610 292,326
HomeTrust Bancshares, Inc. 1,494 23,859
Hope Bancorp, Inc. 12,442 100,407
Horizon Bancorp, Inc. 4,657 57,747
Howard Bancorp, Inc.* 1,385 14,030
Independent Bank Corp. 6,064 254,387
Independent Bank Group, Inc. 4,261 219,782
International Bancshares Corp. 6,114 169,236
Investar Holding Corp. 1,235 17,216
Investors Bancorp, Inc. 26,125 221,018
Lakeland Bancorp, Inc. 4,887 54,392
Lakeland Financial Corp. 2,746 140,403
Landmark Bancorp, Inc. 335 7,856

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Banks
LCNB Corp. 1,644 22,621
Level One Bancorp, Inc. 716 11,277
Limestone Bancorp, Inc.* 557 5,904
Live Oak Bancshares, Inc. 3,069 114,412
Macatawa Bank Corp. 2,364 16,997
Mackinac Financial Corp. 1,033 10,258
MainStreet Bancshares, Inc.* 848 12,644
Mercantile Bank Corp. 1,512 33,052
Meridian Corp. 467 8,210
Metrocity Bankshares , Inc.(a) 1,755 24,517
Metropolitan Bank Holding
Corp.* 875 26,206
Mid Penn Bancorp, Inc. 696 13,607
Middlefield Banc Corp. 736 14,043
Midland States Bancorp, Inc. 2,273 33,868
MidWestOne Financial Group,
Inc. 1,433 28,875
MVB Financial Corp. 1,134 18,087
National Bank Holdings Corp.,
Class A 3,369 101,575
National Bankshares , Inc. 725 19,706
NBT Bancorp, Inc. 4,979 136,325
Nicolet Bankshares , Inc.* 1,116 68,857
Northeast Bank 1,065 20,437
Northrim Bancorp, Inc. 822 23,476
Norwood Financial Corp. 698 15,970
Oak Valley Bancorp 856 11,873
OceanFirst Financial Corp. 6,387 95,613
OFG Bancorp 5,998 86,311
Ohio Valley Banc Corp. 432 9,249
Old National Bancorp(a) 19,329 270,219
Old Second Bancorp, Inc.(a) 3,478 29,737
Origin Bancorp, Inc. 2,297 51,384
Orrstown Financial Services,
Inc. 1,271 17,769
Pacific Premier Bancorp, Inc. 8,819 224,885
Park National Corp. 1,656 151,772
Parke Bancorp, Inc. 1,225 14,737
Partners Bancorp 723 3,629
PCB Bancorp 1,516 14,250
Peapack -Gladstone Financial
Corp. 2,308 38,959
Penns Woods Bancorp, Inc. 982 20,288
Peoples Bancorp of North
Carolina, Inc. 231 3,994
Peoples Bancorp, Inc. 1,770 40,002
Peoples Financial Services
Corp. 798 28,608
Plumas Bancorp 601 12,092
Preferred Bank 1,668 56,428
Premier Financial Bancorp,
Inc. 1,744 21,800
Professional Holding Corp.,
Class A* 1,111 15,143
QCR Holdings, Inc. 1,501 46,576
RBB Bancorp 2,022 25,821
Red River Bancshares, Inc. 586 26,610
Reliant Bancorp, Inc. 1,984 33,430
Renasant Corp. 6,118 174,424
Common Stocks
Shares Value ($)
Banks
Republic Bancorp, Inc., Class
A 1,189 39,629
Republic First Bancorp, Inc.* 5,020 11,195
Richmond Mutual Bancorp,
Inc. 861 9,428
S&T Bancorp, Inc. 4,379 86,660
Salisbury Bancorp, Inc. 310 10,490
Sandy Spring Bancorp, Inc. 5,058 128,220
SB Financial Group, Inc. 802 12,303
Seacoast Banking Corp. of
Florida* 5,864 125,959
Select Bancorp, Inc.* 2,077 15,474
ServisFirst Bancshares, Inc. 5,535 204,242
Shore Bancshares, Inc. 1,507 16,306
Sierra Bancorp 1,721 34,145
Silvergate Capital Corp., Class
A* 1,837 41,075
Simmons First National Corp.,
Class A 12,078 205,205
SmartFinancial , Inc. 1,611 24,068
South Plains Financial, Inc. 1,207 17,683
South State Corp. 7,904 485,306
Southern First Bancshares,
Inc.* 792 21,257
Southern National Bancorp of
Virginia, Inc. 2,292 22,141
Southside Bancshares, Inc. 3,733 100,642
Spirit of Texas Bancshares,
Inc. 1,870 23,768
Stock Yards Bancorp, Inc. 2,249 85,957
Summit Financial Group, Inc. 1,539 27,717
Texas Capital Bancshares,
Inc.* 5,813 261,585
Tompkins Financial Corp. 1,698 95,071
Towne Bank 7,384 134,241
TriCo Bancshares 3,068 88,757
TriState Capital Holdings, Inc.* 3,379 42,542
Triumph Bancorp, Inc.* 2,428 102,292
Trustmark Corp. 7,002 163,777
UMB Financial Corp. 5,010 304,959
United Bankshares , Inc. 13,958 366,118
United Community Banks, Inc. 8,660 181,340
United Security Bancshares 1,817 11,302
Unity Bancorp, Inc. 806 11,300
Univest Financial Corp. 2,936 46,565
Valley National Bancorp 44,540 340,286
Veritex Holdings, Inc.(a) 5,153 101,669
Washington Trust Bancorp,
Inc. 1,910 64,501
WesBanco , Inc. 7,411 180,013
West Bancorp, Inc. 1,569 26,030
Westamerica Bancorp 3,035 158,943
17,360,133
Beverages 0.3%
Celsius Holdings, Inc.* 4,001 80,460
Coca-Cola Consolidated, Inc. 544 124,549
MGP Ingredients, Inc.(a) 1,442 60,593
National Beverage Corp.*(a) 1,380 108,040
NewAge , Inc.*(a) 8,673 20,295

114 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Beverages
Primo Water Corp. 17,398 217,997
611,934
Biotechnology 10.8%
89bio, Inc.* 711 16,467
Abeona Therapeutics, Inc.* 7,274 7,783
ADMA Biologics, Inc.*(a) 6,948 13,826
Adverum Biotechnologies,
Inc.* 9,762 106,503
Aeglea BioTherapeutics , Inc.* 5,052 38,799
Affimed NV* 8,956 28,301
Agenus, Inc.* 16,513 60,933
Akebia Therapeutics, Inc.*(a) 14,636 32,492
Akero Therapeutics, Inc.* 1,565 41,551
Akouos , Inc.* 1,608 31,211
Albireo Pharma, Inc.* 1,572 49,612
Alector , Inc.* 5,480 51,567
Allakos , Inc.*(a) 2,793 265,698
Allogene Therapeutics, Inc.* 6,087 206,471
Allovir , Inc.* 2,004 52,966
ALX Oncology Holdings, Inc.* 1,070 42,276
Amicus Therapeutics, Inc.* 28,958 516,321
AnaptysBio , Inc.* 2,593 76,390
Anavex Life Sciences
Corp.*(a) 6,343 37,424
Anika Therapeutics, Inc.* 1,645 53,660
Annexon , Inc.* 1,631 33,941
Apellis Pharmaceuticals, Inc.* 6,771 215,995
Applied Genetic Technologies
Corp.* 3,032 15,645
Applied Molecular Transport,
Inc.*(a) 1,380 40,558
Applied Therapeutics, Inc.* 1,580 25,707
Aprea Therapeutics, Inc.* 770 16,794
Aptinyx , Inc.* 2,915 8,541
Aravive , Inc.* 1,483 6,866
Arcturus Therapeutics
Holdings, Inc.*(a) 1,800 97,344
Arcus Biosciences, Inc.* 4,721 102,918
Arcutis Biotherapeutics , Inc.* 2,023 36,050
Ardelyx , Inc.* 8,559 43,736
Arena Pharmaceuticals, Inc.* 6,566 562,838
Arrowhead Pharmaceuticals,
Inc.* 11,274 646,000
Assembly Biosciences, Inc.* 3,610 53,211
Atara Biotherapeutics , Inc.* 8,120 104,829
Athenex , Inc.* 6,958 79,321
Athersys , Inc.*(a) 20,083 35,145
Atreca , Inc., Class A* 3,143 41,990
AVEO Pharmaceuticals, Inc.* 1,488 8,080
Avid Bioservices , Inc.* 6,428 46,603
Avidity Biosciences, Inc.* 1,868 46,196
Avrobio , Inc.* 3,716 53,064
Axcella Health, Inc.* 1,409 5,974
Beam Therapeutics, Inc.*(a) 3,968 135,587
Beyondspring , Inc.* 1,676 24,704
BioCryst Pharmaceuticals,
Inc.*(a) 19,845 75,808
Biohaven Pharmaceutical
Holding Co. Ltd.* 5,390 417,509
Common Stocks
Shares Value ($)
Biotechnology
BioSpecifics Technologies
Corp.* 680 59,908
Bioxcel Therapeutics, Inc.* 1,253 57,250
Black Diamond Therapeutics,
Inc.* 2,027 63,871
Blueprint Medicines Corp.* 6,180 632,090
BrainStorm Cell Therapeutics,
Inc.* 3,118 31,274
Bridgebio Pharma, Inc.*(a) 8,297 318,439
Cabaletta Bio, Inc.* 1,519 17,575
Calithera Biosciences, Inc.* 7,704 27,272
Calyxt , Inc.* 1,119 3,592
CareDx , Inc.* 5,386 264,183
CASI Pharmaceuticals, Inc.* 7,158 16,821
Castle Biosciences, Inc.* 1,302 60,452
Catabasis Pharmaceuticals,
Inc.* 2,196 2,943
Catalyst Biosciences, Inc.* 2,210 12,111
Catalyst Pharmaceuticals,
Inc.* 10,934 32,474
Cellular Biomedicine Group,
Inc.* 1,523 27,429
CEL-SCI Corp.*(a) 3,816 45,906
Centogene NV* 469 5,708
Checkmate Pharmaceuticals,
Inc.* 754 8,663
Checkpoint Therapeutics, Inc.* 5,500 12,045
ChemoCentryx , Inc.* 5,598 268,704
Chimerix , Inc.* 6,687 17,854
Chinook Therapeutics, Inc.* 1,489 18,389
Cidara Therapeutics, Inc.* 3,994 10,424
Clovis Oncology, Inc.*(a) 9,661 47,629
Cohbar , Inc. Reg. S* 2,438 2,234
Coherus Biosciences, Inc.*(a) 6,426 107,121
Concert Pharmaceuticals, Inc.* 3,385 34,933
Constellation Pharmaceuticals,
Inc.* 3,189 62,568
ContraFect Corp.* 1,722 9,729
Corbus Pharmaceuticals
Holdings, Inc.*(a) 7,472 7,021
Cortexyme , Inc.*(a) 1,855 88,799
Crinetics Pharmaceuticals,
Inc.* 3,145 37,992
Cue Biopharma, Inc.* 3,276 36,495
Cyclerion Therapeutics, Inc.* 2,958 6,922
Cytokinetics, Inc.* 7,448 114,476
CytomX Therapeutics, Inc.* 5,283 34,973
Deciphera Pharmaceuticals,
Inc.* 4,241 246,275
Denali Therapeutics, Inc.* 7,190 307,588
DermTech , Inc.* 943 12,033
Dicerna Pharmaceuticals, Inc.* 7,624 160,028
Dyadic International, Inc.*(a) 2,366 16,893
Dynavax Technologies
Corp.*(a) 12,191 45,472
Eagle Pharmaceuticals, Inc.* 1,205 56,057
Editas Medicine, Inc.* 7,074 218,870
Eidos Therapeutics, Inc.*(a) 1,291 91,558

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Biotechnology
Eiger BioPharmaceuticals ,
Inc.* 2,934 26,054
Emergent BioSolutions , Inc.* 5,044 453,809
Enanta Pharmaceuticals, Inc.* 2,215 96,640
Enochian Biosciences, Inc.*(a) 1,508 4,599
Epizyme , Inc.* 9,872 122,018
Esperion Therapeutics, Inc.*(a) 2,845 85,265
Evelo Biosciences, Inc.*(a) 1,529 6,070
Exicure , Inc.* 7,024 10,536
Fate Therapeutics, Inc.* 8,081 358,796
Fennec Pharmaceuticals, Inc.* 2,571 19,437
FibroGen , Inc.* 9,479 363,804
Five Prime Therapeutics, Inc.* 3,166 14,437
Flexion Therapeutics, Inc.* 4,878 58,487
Forma Therapeutics Holdings,
Inc.* 1,800 77,616
Fortress Biotech, Inc.* 6,511 14,324
Frequency Therapeutics, Inc.* 2,834 62,008
G1 Therapeutics, Inc.* 3,648 40,092
Galectin Therapeutics, Inc.*(a) 4,008 10,180
Galera Therapeutics, Inc.* 893 7,314
Generation Bio Co.* 1,357 35,065
Genprex , Inc.* 3,282 10,666
Geron Corp.*(a) 31,895 55,497
GlycoMimetics , Inc.* 4,082 11,430
Gossamer Bio, Inc.* 6,489 53,859
Gritstone Oncology, Inc.* 3,112 8,496
Halozyme Therapeutics, Inc.* 15,453 432,684
Harpoon Therapeutics, Inc.* 1,194 17,277
Heron Therapeutics, Inc.* 9,754 159,088
Homology Medicines, Inc.* 4,035 42,650
Hookipa Pharma, Inc.* 1,160 10,904
iBio , Inc.* 4,492 7,816
Ideaya Biosciences, Inc.* 1,565 19,046
IGM Biosciences, Inc.*(a) 840 44,344
Immunic , Inc.* 490 7,762
ImmunoGen , Inc.* 18,285 103,127
Immunovant , Inc.* 3,928 171,339
Inovio Pharmaceuticals,
Inc.*(a) 17,684 174,187
Inozyme Pharma, Inc.* 888 20,397
Insmed , Inc.* 11,591 381,808
Intellia Therapeutics, Inc.*(a) 5,623 134,615
Intercept Pharmaceuticals,
Inc.*(a) 2,852 79,257
Invitae Corp.*(a) 12,997 509,612
Ironwood Pharmaceuticals,
Inc.* 17,689 174,767
iTeos Therapeutics, Inc.* 1,192 27,142
IVERIC bio, Inc.* 8,881 52,576
Jounce Therapeutics, Inc.* 2,080 17,306
Kadmon Holdings, Inc.* 18,669 63,475
KalVista Pharmaceuticals,
Inc.* 1,462 25,161
Karuna Therapeutics, Inc.* 1,836 149,065
Karyopharm Therapeutics,
Inc.* 8,260 122,413
Keros Therapeutics, Inc.* 852 47,371
Kezar Life Sciences, Inc.* 3,210 16,435
Kindred Biosciences, Inc.* 4,813 16,797
Common Stocks
Shares Value ($)
Biotechnology
Kiniksa Pharmaceuticals Ltd.,
Class A* 2,979 46,651
Kodiak Sciences, Inc.* 3,266 296,585
Krystal Biotech, Inc.* 1,434 61,648
Kura Oncology, Inc.* 5,934 185,437
La Jolla Pharmaceutical
Co.*(a) 2,654 9,024
Lexicon Pharmaceuticals,
Inc.*(a) 4,969 5,516
Ligand Pharmaceuticals,
Inc.*(a) 1,614 133,074
LogicBio Therapeutics, Inc.* 1,264 6,977
MacroGenics , Inc.* 5,937 115,237
Madrigal Pharmaceuticals,
Inc.*(a) 968 123,178
Magenta Therapeutics, Inc.* 1,922 12,128
MannKind Corp.* 25,891 52,041
Marker Therapeutics, Inc.*(a) 3,396 4,619
MediciNova , Inc.* 5,388 30,119
MEI Pharma, Inc.* 12,615 32,799
MeiraGTx Holdings plc* 2,429 31,043
Mersana Therapeutics, Inc.* 5,983 107,814
Minerva Neurosciences, Inc.* 3,672 11,787
Mirati Therapeutics, Inc.* 4,665 1,012,958
Mirum Pharmaceuticals, Inc.* 622 9,796
Molecular Templates, Inc.* 2,853 25,221
Morphic Holding, Inc.* 1,622 43,648
Mustang Bio, Inc.* 3,607 9,613
Myriad Genetics, Inc.* 7,998 99,415
NantKwest , Inc.*(a) 3,592 26,976
Natera , Inc.* 8,034 540,367
Neoleukin Therapeutics, Inc.* 3,487 36,579
Neubase Therapeutics, Inc.* 2,082 16,312
NeuroBo Pharmaceuticals,
Inc.*(a) 527 2,646
NextCure , Inc.* 1,898 18,335
Nkarta , Inc.* 1,815 52,109
Novavax , Inc.*(a) 6,965 562,145
Nurix Therapeutics, Inc.* 1,227 31,031
Nymox Pharmaceutical
Corp.*(a) 4,609 8,849
Oncocyte Corp.* 4,649 6,881
OPKO Health, Inc.*(a) 45,435 159,931
Organogenesis Holdings, Inc.* 2,619 9,559
Orgenesis , Inc.* 1,913 8,666
ORIC Pharmaceuticals,
Inc.*(a) 1,052 22,618
Ovid therapeutics, Inc.* 5,166 26,398
Oyster Point Pharma, Inc.* 672 13,326
Pandion Therapeutics, Inc.* 808 9,542
Passage Bio, Inc.* 1,635 27,484
PDL BioPharma , Inc.* 12,622 27,137
PhaseBio Pharmaceuticals,
Inc.*(a) 1,706 4,657
Pieris Pharmaceuticals, Inc.* 5,940 14,909
Poseida Therapeutics, Inc.* 1,477 17,000
Precigen , Inc.*(a) 7,959 34,144
Precision BioSciences , Inc.* 5,482 34,591
Prevail Therapeutics, Inc.* 1,650 16,153
Protagonist Therapeutics, Inc.* 3,384 64,127

116 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Protara Therapeutics, Inc.* 245 4,395
Prothena Corp. plc* 3,646 39,778
PTC Therapeutics, Inc.* 7,007 365,695
Puma Biotechnology, Inc.* 3,487 29,186
Radius Health, Inc.* 5,242 70,295
RAPT Therapeutics, Inc.* 1,328 38,167
REGENXBIO, Inc.* 3,728 107,217
Relay Therapeutics, Inc.* 3,624 133,871
Replimune Group, Inc.* 2,345 98,044
Retrophin , Inc.* 5,473 110,774
REVOLUTION Medicines,
Inc.*(a) 4,338 130,964
Rhythm Pharmaceuticals, Inc.* 3,868 81,886
Rigel Pharmaceuticals, Inc.* 20,117 49,890
Rocket Pharmaceuticals, Inc.* 3,706 103,546
Rubius Therapeutics, Inc.* 4,757 20,122
Sangamo Therapeutics, Inc.* 13,441 138,980
Savara , Inc.* 5,887 6,122
Scholar Rock Holding Corp.* 2,637 102,579
Selecta Biosciences, Inc.*(a) 7,885 23,340
Seres Therapeutics, Inc.* 5,967 166,420
Soleno Therapeutics, Inc.*(a) 7,952 13,836
Solid Biosciences, Inc.*(a) 3,359 10,984
Sorrento Therapeutics, Inc.*(a) 24,922 172,959
Spectrum Pharmaceuticals,
Inc.* 16,012 54,921
Spero Therapeutics, Inc.* 1,749 22,929
SpringWorks Therapeutics,
Inc.* 2,328 135,001
Stoke Therapeutics, Inc.*(a) 1,423 54,629
Sutro Biopharma, Inc.* 2,841 36,535
Syndax Pharmaceuticals, Inc.* 3,138 54,633
Syros Pharmaceuticals, Inc.* 4,855 32,383
TCR2 Therapeutics, Inc.* 2,819 55,450
TG Therapeutics, Inc.* 12,517 316,305
Translate Bio, Inc.* 7,664 98,329
Turning Point Therapeutics,
Inc.* 4,090 377,057
Twist Bioscience Corp.* 3,687 282,572
Tyme Technologies, Inc.* 8,042 6,981
Ultragenyx Pharmaceutical,
Inc.* 6,496 652,848
UNITY Biotechnology, Inc.*(a) 3,918 15,163
UroGen Pharma Ltd.*(a) 2,352 52,967
Vanda Pharmaceuticals, Inc.* 6,140 65,637
Vaxart , Inc.* 4,871 23,965
Vaxcyte , Inc.*(a) 2,042 76,310
VBI Vaccines, Inc.*(a) 20,694 48,631
Veracyte , Inc.* 6,445 223,384
Verastem , Inc.*(a) 18,820 22,584
Vericel Corp.* 4,973 92,150
Viela Bio, Inc.* 2,353 75,084
Viking Therapeutics, Inc.* 6,711 37,783
Vir Biotechnology, Inc.*(a) 6,056 190,401
Voyager Therapeutics, Inc.* 3,041 32,326
X4 Pharmaceuticals, Inc.* 1,972 11,319
XBiotech , Inc.*(a) 1,527 26,127
Xencor , Inc.* 6,247 239,760
XOMA Corp.* 694 17,218
Y- mAbs Therapeutics, Inc.* 3,366 143,863
Common Stocks
Shares Value ($)
Biotechnology
Zentalis Pharmaceuticals, Inc.* 1,245 49,290
ZIOPHARM Oncology, Inc.*(a) 25,642 53,592
23,463,145
Building Products 1.6%
AAON, Inc. 4,697 274,352
Advanced Drainage Systems,
Inc. 6,273 397,896
Alpha Pro Tech Ltd.*(a) 1,374 19,497
American Woodmark Corp.* 1,943 160,511
Apogee Enterprises, Inc. 3,029 72,363
Builders FirstSource , Inc.* 13,039 395,082
Caesarstone Ltd. 2,797 26,991
Cornerstone Building Brands,
Inc.* 4,907 37,637
CSW Industrials, Inc. 1,605 137,276
Gibraltar Industries, Inc.* 3,628 208,429
Griffon Corp. 4,817 103,276
Insteel Industries, Inc. 2,238 48,699
JELD-WEN Holding, Inc.* 7,806 164,160
Masonite International Corp.* 2,805 246,840
Patrick Industries, Inc. 2,551 142,218
PGT Innovations, Inc.* 6,318 104,752
Quanex Building Products
Corp. 3,612 65,738
Resideo Technologies, Inc.* 14,244 143,580
Simpson Manufacturing Co.,
Inc. 4,929 437,301
UFP Industries, Inc. 6,767 337,741
3,524,339
Capital Markets 1.6%
Artisan Partners Asset
Management, Inc., Class A 6,360 254,782
Assetmark Financial Holdings,
Inc.* 1,926 40,735
Associated Capital Group,
Inc., Class A 274 8,795
B. Riley Financial, Inc. 2,304 60,457
BGC Partners, Inc., Class A 34,419 101,536
Blucora , Inc.* 5,674 56,456
Brightsphere Investment
Group, Inc. 7,016 96,821
Cohen & Steers, Inc. 2,798 157,555
Cowen, Inc., Class A 2,914 62,534
Diamond Hill Investment
Group, Inc. 345 47,244
Donnelley Financial Solutions,
Inc.* 3,242 40,947
Federated Hermes, Inc., Class
B 10,845 259,196
Focus Financial Partners, Inc.,
Class A* 3,569 130,304
GAMCO Investors, Inc., Class
A 668 8,216
Greenhill & Co., Inc. 1,341 17,339
Hamilton Lane, Inc., Class A 3,359 234,122
Houlihan Lokey , Inc. 5,766 361,528
Moelis & Co., Class A 5,859 217,955
Oppenheimer Holdings, Inc.,
Class A 1,187 29,746

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 117
Common Stocks
Shares Value ($)
Capital Markets
Piper Sandler Cos. 1,991 166,149
PJT Partners, Inc., Class A 2,669 180,585
Pzena Investment
Management, Inc., Class A 2,448 12,705
Safeguard Scientifics, Inc. 1,676 9,754
Sculptor Capital Management,
Inc. 2,125 23,035
Siebert Financial Corp.* 976 3,504
Silvercrest Asset Management
Group, Inc., Class A 1,063 12,001
Stifel Financial Corp. 7,478 437,164
StoneX Group, Inc.* 1,845 97,748
Value Line, Inc. 100 2,730
Virtus Investment Partners,
Inc. 839 133,863
Waddell & Reed Financial,
Inc., Class A 7,354 112,884
Westwood Holdings Group,
Inc. 984 9,506
WisdomTree Investments, Inc. 15,933 57,996
3,445,892
Chemicals 1.8%
Advanced Emissions
Solutions, Inc.(a) 2,069 9,207
AdvanSix , Inc.* 3,153 47,989
AgroFresh Solutions, Inc.* 3,461 7,130
American Vanguard Corp. 3,482 44,987
Amyris , Inc.* 11,911 29,777
Avient Corp. 10,135 314,894
Balchem Corp. 3,625 362,319
Chase Corp. 862 82,028
Ferro Corp.* 8,938 114,943
FutureFuel Corp. 2,709 32,210
GCP Applied Technologies,
Inc.* 5,639 122,987
Hawkins, Inc. 1,013 47,317
HB Fuller Co. 5,778 261,454
Ingevity Corp.* 4,619 253,491
Innospec , Inc. 2,779 183,803
Intrepid Potash, Inc.* 1,157 11,547
Koppers Holdings, Inc.* 2,302 51,634
Kraton Corp.* 3,662 103,635
Kronos Worldwide, Inc. 2,751 36,643
Livent Corp.* 16,390 176,192
Marrone Bio Innovations,
Inc.*(a) 7,658 8,424
Minerals Technologies, Inc. 3,778 206,619
Orion Engineered Carbons SA 6,549 96,074
PQ Group Holdings, Inc.* 4,300 49,708
Quaker Chemical Corp. 1,517 289,428
Rayonier Advanced Materials,
Inc.* 6,191 21,235
Sensient Technologies Corp. 4,851 317,401
Stepan Co. 2,466 287,141
Trecora Resources* 2,828 16,742
Tredegar Corp. 3,130 45,635
Trinseo SA 4,375 139,213
Tronox Holdings plc, Class A 9,949 97,202
3,869,009
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1.9%
ABM Industries, Inc. 7,509 260,712
ACCO Brands Corp. 10,930 57,601
Brady Corp., Class A 5,298 199,841
BrightView Holdings, Inc.* 4,593 56,172
Brink's Co. (The) 5,591 239,463
Casella Waste Systems, Inc.,
Class A* 5,246 283,232
CECO Environmental Corp.* 3,740 26,479
Cimpress plc* 2,033 149,222
Covanta Holding Corp. 13,551 123,043
Deluxe Corp. 4,568 97,938
Ennis, Inc. 2,671 40,706
Harsco Corp.* 8,889 114,668
Healthcare Services Group,
Inc. 8,556 195,761
Heritage-Crystal Clean, Inc.* 1,824 30,059
Herman Miller, Inc. 6,748 205,612
HNI Corp. 4,873 158,616
Interface, Inc. 6,412 39,306
KAR Auction Services, Inc. 14,426 210,043
Kimball International, Inc.,
Class B 3,733 38,450
Knoll, Inc. 5,177 59,328
Matthews International Corp.,
Class A 3,465 75,641
McGrath RentCorp 2,743 156,570
Montrose Environmental
Group, Inc.* 1,178 31,841
NL Industries, Inc. 865 3,581
PICO Holdings, Inc.*(a) 2,236 18,492
Pitney Bowes, Inc. 19,352 102,759
Quad/Graphics, Inc. 3,834 8,703
SP Plus Corp.* 2,744 50,572
Steelcase, Inc., Class A 9,777 102,072
Team, Inc.* 3,600 19,296
Tetra Tech, Inc. 6,086 614,138
UniFirst Corp. 1,699 278,313
US Ecology, Inc.(a) 3,451 105,325
Viad Corp. 2,386 47,720
VSE Corp. 1,035 29,974
4,231,249
Communications Equipment 0.9%
Acacia Communications, Inc.* 4,336 293,721
ADTRAN, Inc. 5,891 62,975
Applied Optoelectronics,
Inc.*(a) 2,334 20,492
CalAmp Corp.* 4,037 28,582
Calix, Inc.* 5,767 135,005
Cambium Networks Corp.* 543 12,511
Casa Systems, Inc.* 3,876 16,163
Clearfield, Inc.* 1,159 24,258
Comtech Telecommunications
Corp. 2,604 37,498
Digi International, Inc.* 3,174 46,753
DZS, Inc.* 1,609 18,326
Extreme Networks, Inc.* 13,724 55,719
Genasys , Inc.* 3,863 23,255
Harmonic, Inc.* 11,137 66,154
Infinera Corp.* 17,818 111,541

118 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Communications Equipment
Inseego Corp.*(a) 6,818 59,317
InterDigital , Inc. 3,562 199,401
KVH Industries, Inc.* 1,677 14,573
NETGEAR, Inc.* 3,415 105,250
NetScout Systems, Inc.* 7,784 159,728
PCTEL, Inc.* 2,227 11,358
Plantronics, Inc. 3,926 76,636
Resonant, Inc.*(a) 5,942 13,607
Ribbon Communications, Inc.* 8,621 37,156
Viavi Solutions, Inc.* 25,681 317,160
1,947,139
Construction & Engineering 1.4%
Aegion Corp.* 3,531 49,822
Ameresco , Inc., Class A* 2,719 104,382
API Group Corp. Reg. S*(b) 16,164 232,600
Arcosa , Inc. 5,583 257,767
Argan , Inc.(a) 1,692 69,693
Comfort Systems USA, Inc. 4,007 183,521
Concrete Pumping Holdings,
Inc.* 3,539 11,431
Construction Partners, Inc.,
Class A* 2,945 60,019
Dycom Industries, Inc.* 3,530 229,238
EMCOR Group, Inc. 6,147 419,164
Fluor Corp. 16,053 182,202
Granite Construction, Inc. 5,238 101,146
Great Lakes Dredge & Dock
Corp.* 6,634 68,529
HC2 Holdings, Inc.*(a) 5,558 11,950
IES Holdings, Inc.* 836 26,685
MasTec , Inc.* 6,354 315,413
MYR Group, Inc.* 1,732 74,043
Northwest Pipe Co.* 985 26,398
NV5 Global, Inc.* 1,262 70,773
Primoris Services Corp. 5,446 102,766
Sterling Construction Co., Inc.* 3,270 48,069
Tutor Perini Corp.* 4,309 58,215
WillScot Mobile Mini Holdings
Corp.*(a) 18,047 335,313
3,039,139
Construction Materials 0.2%
Forterra , Inc.* 2,016 26,309
Summit Materials, Inc., Class
A* 12,878 227,812
United States Lime & Minerals,
Inc. 239 22,155
US Concrete, Inc.* 1,671 56,747
333,023
Consumer Finance 0.6%
Atlanticus Holdings Corp.* 493 5,645
Curo Group Holdings Corp. 2,194 16,433
Encore Capital Group, Inc.* 3,458 110,414
Enova International, Inc.* 3,266 50,133
EZCORP, Inc., Class A* 6,242 27,839
FirstCash , Inc. 4,639 241,414
Green Dot Corp., Class A* 5,877 313,362
LendingClub Corp.* 8,511 39,746
Navient Corp. 21,244 170,164
Common Stocks
Shares Value ($)
Consumer Finance
Nelnet, Inc., Class A 1,924 117,441
Oportun Financial Corp.* 2,342 31,149
PRA Group, Inc.* 5,199 177,442
Regional Management Corp.* 1,003 20,381
World Acceptance Corp.* 576 48,378
1,369,941
Containers & Packaging 0.2%
Greif, Inc., Class A 3,024 122,744
Greif, Inc., Class B 571 24,696
Myers Industries, Inc. 3,994 57,274
O-I Glass, Inc. 18,014 169,872
Ranpak Holdings Corp.* 2,880 24,566
UFP Technologies, Inc.* 828 30,686
429,838
Distributors 0.1%
Core-Mark Holding Co., Inc. 5,000 136,750
Funko , Inc., Class A*(a) 3,320 21,049
Greenlane Holdings, Inc.,
Class A* 2,099 5,101
Weyco Group, Inc. 717 11,357
174,257
Diversified Consumer Services 0.6%
Adtalem Global Education,
Inc.* 5,824 136,515
American Public Education,
Inc.* 1,706 48,229
Aspen Group, Inc.* 2,046 19,191
Carriage Services, Inc. 1,875 48,394
Collectors Universe, Inc. 976 53,612
Franchise Group, Inc. 2,277 52,189
Houghton Mifflin Harcourt Co.* 12,709 33,170
K12, Inc.* 4,686 111,855
Laureate Education, Inc.,
Class A* 12,316 160,108
OneSpaWorld Holdings Ltd.(a) 5,685 35,304
Perdoceo Education Corp.* 7,495 84,618
Regis Corp.* 2,782 15,412
Strategic Education, Inc. 2,722 226,089
Universal Technical Institute,
Inc.* 3,383 15,528
Vivint Smart Home, Inc.* 7,991 124,260
WW International, Inc.* 5,186 109,736
1,274,210
Diversified Financial Services 0.2%
Alerus Financial Corp. 1,719 36,976
A-Mark Precious Metals, Inc. 528 16,410
Banco Latinoamericano de
Comercio Exterior SA, Class
E 3,392 43,384
Cannae Holdings, Inc.* 9,735 360,000
Marlin Business Services
Corp. 953 6,957
SWK Holdings Corp.* 394 5,693
469,420
Diversified Telecommunication Services 0.8%
Alaska Communications
Systems Group, Inc. 4,981 9,514
Anterix , Inc.* 1,181 37,697

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 119
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
ATN International, Inc. 1,327 59,317
Bandwidth, Inc., Class A* 2,211 354,545
Cincinnati Bell, Inc.* 6,020 90,601
Cogent Communications
Holdings, Inc. 4,878 272,192
Consolidated Communications
Holdings, Inc.* 8,042 37,556
IDT Corp., Class B* 2,090 19,918
Iridium Communications, Inc.* 13,165 347,688
Liberty Latin America Ltd.,
Class A* 5,514 54,037
Liberty Latin America Ltd.,
Class C*(a) 16,746 162,771
Ooma , Inc.* 2,476 34,936
ORBCOMM, Inc.* 7,744 33,299
Vonage Holdings Corp.* 26,570 281,111
1,795,182
Electric Utilities 0.7%
ALLETE, Inc. 5,844 301,433
Genie Energy Ltd., Class B 1,794 14,872
MGE Energy, Inc. 4,145 269,508
Otter Tail Corp. 4,428 169,814
PNM Resources, Inc. 8,922 446,100
Portland General Electric Co. 10,123 397,834
Spark Energy, Inc., Class A 1,584 14,446
1,614,007
Electrical Equipment 1.2%
Allied Motion Technologies,
Inc. 901 34,040
American Superconductor
Corp.* 2,605 36,236
Atkore International Group,
Inc.* 5,357 110,836
AZZ, Inc. 2,836 95,261
Bloom Energy Corp., Class A* 9,605 121,407
Encore Wire Corp. 2,210 102,124
EnerSys 4,799 343,608
FuelCell Energy, Inc.*(a) 25,316 50,632
LSI Industries, Inc. 3,205 21,922
Orion Energy Systems, Inc.* 2,737 17,572
Plug Power, Inc.*(a) 38,512 539,168
Powell Industries, Inc. 1,089 25,733
Preformed Line Products Co. 334 18,380
Sunrun , Inc.* 16,556 861,243
Thermon Group Holdings, Inc.* 3,683 37,162
TPI Composites, Inc.* 3,318 109,892
Ultralife Corp.* 710 3,664
Vicor Corp.* 2,166 168,948
2,697,828
Electronic Equipment, Instruments & Components 2.2%
Akoustis Technologies, Inc.*(a) 3,721 30,847
Arlo Technologies, Inc.* 8,355 37,263
Badger Meter, Inc. 3,276 240,262
Bel Fuse, Inc., Class B 953 11,160
Belden, Inc. 4,966 153,350
Benchmark Electronics, Inc. 4,113 85,674
CTS Corp. 3,369 93,119
Daktronics, Inc. 4,279 16,688
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
ePlus , Inc.* 1,520 102,615
Fabrinet * 4,100 246,082
FARO Technologies, Inc.* 1,920 115,661
Fitbit, Inc., Class A* 27,047 190,411
II-VI, Inc.* 11,481 522,041
Insight Enterprises, Inc.* 3,847 205,237
Intellicheck , Inc.* 1,955 14,154
Iteris , Inc.* 4,871 18,364
Itron , Inc.* 4,444 301,970
Kimball Electronics, Inc.* 2,647 32,082
Knowles Corp.* 9,945 141,716
Luna Innovations, Inc.* 3,300 20,823
Methode Electronics, Inc. 4,152 127,757
MTS Systems Corp. 2,208 53,610
Napco Security Technologies,
Inc.* 1,451 34,998
nLight , Inc.* 4,052 86,065
Novanta , Inc.* 3,861 419,768
OSI Systems, Inc.* 1,844 142,283
PAR Technology Corp.* 1,920 70,982
PC Connection, Inc. 1,276 58,122
Plexus Corp.* 3,238 225,171
Powerfleet , Inc.* 3,161 19,124
Research Frontiers, Inc.* 3,039 7,871
Rogers Corp.* 2,137 259,047
Sanmina Corp.* 7,475 182,689
ScanSource , Inc.* 2,580 51,858
TTM Technologies, Inc.* 11,022 130,831
Vishay Intertechnology , Inc. 14,873 241,240
Vishay Precision Group, Inc.* 1,184 28,286
Wrap Technologies, Inc.*(a) 1,508 7,796
4,727,017
Energy Equipment & Services 0.5%
Archrock , Inc. 14,951 88,659
Aspen Aerogels, Inc.* 2,345 26,498
Bristow Group, Inc.* 706 14,671
Cactus, Inc., Class A 5,465 92,905
ChampionX Corp.* 21,401 186,831
DMC Global, Inc. 1,680 59,758
Dril -Quip, Inc.* 4,008 103,807
Exterran Corp.* 3,237 13,692
Frank's International NV* 16,455 28,796
Helix Energy Solutions Group,
Inc.* 16,764 41,575
Liberty Oilfield Services, Inc.,
Class A 7,018 46,880
Matrix Service Co.* 2,636 20,034
Nabors Industries Ltd. 833 23,674
National Energy Services
Reunited Corp.* 1,997 14,778
Newpark Resources, Inc.* 10,954 7,833
NexTier Oilfield Solutions, Inc.* 18,065 34,143
Oceaneering International,
Inc.* 11,649 47,528
Oil States International, Inc.* 7,031 17,507
Patterson-UTI Energy, Inc. 19,132 48,978
ProPetro Holding Corp.* 9,345 36,913
RPC, Inc.* 7,320 17,422
SEACOR Holdings, Inc.* 2,131 65,272

120 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Select Energy Services, Inc.,
Class A* 6,385 19,283
Solaris Oilfield Infrastructure,
Inc., Class A 2,867 17,001
Tidewater, Inc.* 4,739 27,770
Transocean Ltd.*(a) 67,072 44,972
US Silica Holdings, Inc. 9,198 25,019
1,172,199
Entertainment 0.2%
AMC Entertainment Holdings,
Inc., Class A(a) 6,385 15,068
Cinemark Holdings, Inc.(a) 12,230 100,164
Eros STX Global Corp.*(a) 16,412 31,511
Gaia, Inc.* 1,589 16,112
Glu Mobile, Inc.* 16,488 118,054
IMAX Corp.* 5,440 62,723
Liberty Media Corp.-Liberty
Braves, Class C* 3,889 79,608
Liberty Media Corp-Liberty
Braves, Class A* 1,211 25,068
LiveXLive Media, Inc.*(a) 3,365 6,764
Marcus Corp. (The) 2,585 18,948
474,020
Equity Real Estate Investment Trusts (REITs) 5.5%
Acadia Realty Trust 9,598 89,549
Agree Realty Corp. 5,992 371,923
Alexander & Baldwin, Inc. 7,806 100,307
Alexander's, Inc. 251 61,041
Alpine Income Property Trust,
Inc. 866 12,081
American Assets Trust, Inc. 5,654 118,338
American Finance Trust, Inc. 11,698 67,439
Armada Hoffler Properties, Inc. 6,279 56,574
Bluerock Residential Growth
REIT, Inc. 2,956 25,599
BRT Apartments Corp. 1,281 15,948
CareTrust REIT, Inc. 10,627 181,722
CatchMark Timber Trust, Inc.,
Class A 5,086 44,197
Chatham Lodging Trust 4,972 36,544
CIM Commercial Trust Corp. 1,381 11,048
City Office REIT, Inc. 4,600 29,072
Clipper Realty, Inc. 1,899 10,672
Colony Capital, Inc. 55,605 197,954
Columbia Property Trust, Inc. 12,892 136,397
Community Healthcare Trust,
Inc. 2,387 110,518
CoreCivic , Inc. 13,777 88,311
CorEnergy Infrastructure Trust,
Inc. 1,534 7,179
CorePoint Lodging, Inc. 5,048 24,129
DiamondRock Hospitality Co. 22,762 112,444
Diversified Healthcare Trust 26,844 77,713
Easterly Government
Properties, Inc. 8,880 185,592
EastGroup Properties, Inc. 4,366 581,027
Essential Properties Realty
Trust, Inc. 10,519 173,774
Farmland Partners, Inc. 3,020 19,449
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Four Corners Property Trust,
Inc. 8,072 204,544
Franklin Street Properties
Corp. 11,504 48,317
Front Yard Residential Corp. 6,182 82,777
GEO Group, Inc. (The) 13,573 120,257
Getty Realty Corp. 3,733 98,103
Gladstone Commercial Corp. 3,711 60,304
Gladstone Land Corp. 2,208 30,625
Global Medical REIT, Inc. 4,635 57,613
Global Net Lease, Inc. 10,196 145,089
Healthcare Realty Trust, Inc. 15,211 422,866
Hersha Hospitality Trust 4,369 21,408
Independence Realty Trust,
Inc. 10,813 131,378
Industrial Logistics Properties
Trust 7,482 143,505
Innovative Industrial
Properties, Inc. 2,394 279,212
Investors Real Estate Trust 1,428 96,261
iStar , Inc. 8,477 100,029
Jernigan Capital, Inc. 2,664 46,061
Kite Realty Group Trust 9,456 97,964
Lexington Realty Trust 30,772 305,566
LTC Properties, Inc. 4,263 140,722
Macerich Co. (The) 16,279 113,302
Mack-Cali Realty Corp. 9,652 106,075
Monmouth Real Estate
Investment Corp. 10,446 144,677
National Health Investors, Inc. 4,836 271,058
National Storage Affiliates
Trust 7,126 241,500
NETSTREIT Corp. 1,278 22,416
New Senior Investment Group,
Inc. 8,757 34,240
NexPoint Residential Trust,
Inc. 2,355 104,374
Office Properties Income Trust 5,543 102,047
One Liberty Properties, Inc. 1,907 29,425
Pebblebrook Hotel Trust 14,689 175,974
Physicians Realty Trust 23,688 399,380
Piedmont Office Realty Trust,
Inc., Class A 14,499 165,579
Plymouth Industrial REIT, Inc. 1,768 22,471
PotlatchDeltic Corp. 7,372 306,307
Preferred Apartment
Communities, Inc., Class A 5,502 29,711
PS Business Parks, Inc. 2,259 257,594
QTS Realty Trust, Inc., Class A 6,937 426,695
Retail Opportunity Investments
Corp. 12,921 125,721
Retail Properties of America,
Inc., Class A 24,517 128,469
Retail Value, Inc. 1,692 21,150
RLJ Lodging Trust 18,761 153,465
RPT Realty 8,967 43,849
Ryman Hospitality Properties,
Inc. 5,610 223,558
Sabra Health Care REIT, Inc. 23,082 303,759

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 121
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
Safehold , Inc. 2,028 139,567
Saul Centers, Inc. 1,405 34,774
Seritage Growth Properties,
Class A* 4,135 52,639
Service Properties Trust 18,520 133,529
SITE Centers Corp. 17,482 119,052
STAG Industrial, Inc. 16,922 526,613
Summit Hotel Properties, Inc. 12,324 65,071
Sunstone Hotel Investors, Inc. 24,378 180,885
Tanger Factory Outlet Centers,
Inc. 10,077 62,377
Terreno Realty Corp. 7,526 423,563
UMH Properties, Inc. 4,050 55,201
Uniti Group, Inc. 21,341 188,228
Universal Health Realty
Income Trust 1,508 80,633
Urban Edge Properties 13,317 125,180
Urstadt Biddle Properties, Inc.,
Class A 2,705 25,725
Washington REIT 9,424 164,731
Whitestone REIT 4,691 27,958
Xenia Hotels & Resorts, Inc. 12,509 103,074
12,040,738
Food & Staples Retailing 0.8%
Andersons, Inc. (The) 3,654 79,255
BJ's Wholesale Club Holdings,
Inc.* 15,462 592,040
Chefs' Warehouse, Inc. (The)* 3,315 44,819
HF Foods Group, Inc.*(a) 4,395 28,963
Ingles Markets, Inc., Class A 1,611 57,770
Natural Grocers by Vitamin
Cottage, Inc. 1,040 11,066
Performance Food Group Co.* 14,781 496,789
PriceSmart , Inc. 2,618 180,642
Rite Aid Corp.*(a) 6,505 59,456
SpartanNash Co. 3,982 73,309
United Natural Foods, Inc.* 6,290 91,645
Village Super Market, Inc.,
Class A(a) 973 22,038
Weis Markets, Inc. 1,150 52,222
1,790,014
Food Products 1.5%
Alico , Inc. 596 17,212
B&G Foods, Inc.(a) 7,374 195,853
Bridgford Foods Corp.* 206 3,759
Calavo Growers, Inc. 1,846 123,922
Cal-Maine Foods, Inc.* 3,617 138,712
Darling Ingredients, Inc.* 18,142 780,106
Farmer Bros Co.* 2,090 7,252
Fresh Del Monte Produce, Inc. 3,453 74,343
Freshpet , Inc.* 4,365 499,793
Hostess Brands, Inc.* 13,534 171,070
J & J Snack Foods Corp. 1,728 234,265
John B Sanfilippo & Son, Inc. 1,046 76,107
Lancaster Colony Corp. 2,136 354,875
Landec Corp.* 2,718 26,120
Limoneira Co. 1,661 22,972
Sanderson Farms, Inc. 2,248 287,677
Seneca Foods Corp., Class A* 595 21,926
Common Stocks
Shares Value ($)
Food Products
Simply Good Foods Co. (The)* 9,560 179,728
Tootsie Roll Industries, Inc.(a) 1,783 53,276
Vital Farms, Inc.* 1,111 38,396
3,307,364
Gas Utilities 1.0%
Brookfield Infrastructure Corp.,
Class A 3,697 201,376
Chesapeake Utilities Corp. 1,784 173,423
New Jersey Resources Corp. 10,707 312,430
Northwest Natural Holding Co. 3,468 154,118
ONE Gas, Inc. 5,906 407,750
RGC Resources, Inc. 917 21,825
South Jersey Industries, Inc. 11,276 217,288
Southwest Gas Holdings, Inc. 6,422 422,054
Spire, Inc. 5,661 317,242
2,227,506
Health Care Equipment & Supplies 3.7%
Accelerate Diagnostics, Inc.* 3,444 32,442
Accuray , Inc.* 10,494 30,538
Acutus Medical, Inc.* 1,084 24,791
Alphatec Holdings, Inc.* 5,452 46,560
AngioDynamics , Inc.* 4,148 42,890
Antares Pharma, Inc.* 18,720 51,106
Apyx Medical Corp.* 4,134 24,887
Aspira Women's Health,
Inc.*(a) 9,187 34,635
AtriCure , Inc.* 4,911 169,724
Atrion Corp. 163 97,987
Avanos Medical, Inc.* 5,414 191,385
Axogen , Inc.* 4,170 52,584
Axonics Modulation
Technologies, Inc.*(a) 3,391 159,004
Bellerophon Therapeutics,
Inc.* 444 3,743
Beyond Air, Inc.* 1,342 7,032
BioLife Solutions, Inc.* 1,516 43,524
BioSig Technologies, Inc.*(a) 2,445 7,726
Cantel Medical Corp. 4,358 208,487
Cardiovascular Systems, Inc.* 4,359 155,398
Cerus Corp.* 19,022 99,866
Chembio Diagnostics, Inc.* 1,867 8,850
Co-Diagnostics, Inc.*(a) 3,006 40,310
CONMED Corp. 3,118 243,110
CryoLife , Inc.* 4,238 71,029
CryoPort , Inc.*(a) 3,909 156,907
Cutera , Inc.* 2,055 38,901
CytoSorbents Corp.* 4,022 30,768
Electromed , Inc.* 833 6,922
FONAR Corp.* 745 14,632
GenMark Diagnostics, Inc.* 7,969 97,381
Glaukos Corp.* 4,804 268,640
Heska Corp.* 804 94,333
Inari Medical, Inc.*(a) 857 56,733
Inogen , Inc.* 2,199 64,233
Integer Holdings Corp.* 3,732 218,135
IntriCon Corp.* 1,035 12,938
Invacare Corp. 4,418 35,830
iRadimed Corp.* 520 11,778
iRhythm Technologies, Inc.* 3,126 660,993

122 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Lantheus Holdings, Inc.* 7,202 78,214
LeMaitre Vascular, Inc.(a) 1,903 61,809
LENSAR, Inc.* 957 9,340
LivaNova plc* 5,576 280,696
Meridian Bioscience, Inc.* 4,520 77,518
Merit Medical Systems, Inc.* 6,200 310,310
Mesa Laboratories, Inc. 533 139,332
Milestone Scientific, Inc.*(a) 4,670 7,192
Misonix , Inc.* 1,042 11,837
Natus Medical, Inc.* 3,500 63,735
Nemaura Medical, Inc.* 881 3,128
Neogen Corp.* 5,939 414,186
Nevro Corp.* 3,793 565,954
NuVasive , Inc.* 5,822 258,671
OraSure Technologies, Inc.* 7,982 119,251
Orthofix Medical, Inc.* 2,116 66,146
OrthoPediatrics Corp.* 1,515 67,569
PAVmed , Inc.*(a) 3,506 6,276
Pulse Biosciences, Inc.*(a) 1,336 16,179
Quotient Ltd.* 7,126 33,635
Repro-Med Systems, Inc.* 2,864 15,809
Retractable Technologies, Inc.* 1,735 12,735
Rockwell Medical, Inc.*(a) 9,454 8,059
SeaSpine Holdings Corp.* 3,096 39,505
Shockwave Medical, Inc.* 3,199 218,556
SI-BONE, Inc.* 3,022 63,371
Sientra , Inc.* 6,110 25,784
Silk Road Medical, Inc.* 3,022 183,133
Soliton, Inc.*(a) 749 5,363
STAAR Surgical Co.* 5,154 373,665
Stereotaxis , Inc.* 5,382 17,007
Surgalign Holdings, Inc.* 6,820 11,867
Surmodics , Inc.* 1,390 51,083
Tactile Systems Technology,
Inc.* 2,160 79,013
Tela Bio, Inc.* 644 9,763
TransMedics Group, Inc.* 2,785 33,364
Utah Medical Products, Inc. 413 34,279
Vapotherm , Inc.* 2,251 67,417
Varex Imaging Corp.* 4,401 58,973
Venus Concept, Inc.* 2,506 5,288
ViewRay , Inc.*(a) 13,585 40,347
VolitionRX Ltd.*(a) 2,576 7,651
Wright Medical Group NV*(a) 14,512 443,922
Zynex , Inc.* 1,938 24,826
8,038,490
Health Care Providers & Services 2.7%
1Life Healthcare, Inc.* 8,867 250,138
AdaptHealth Corp.* 2,784 76,003
Addus HomeCare Corp.* 1,523 148,599
American Renal Associates
Holdings, Inc.* 1,569 18,028
AMN Healthcare Services,
Inc.* 5,363 350,097
Apollo Medical Holdings, Inc.* 2,129 36,746
Avalon GloboCare Corp.*(a) 2,534 2,838
BioTelemetry , Inc.* 3,730 158,823
Brookdale Senior Living, Inc.* 21,830 64,180
Common Stocks
Shares Value ($)
Health Care Providers & Services
Community Health Systems,
Inc.* 10,016 62,500
CorVel Corp.* 958 87,389
Covetrus , Inc.* 11,253 277,837
Cross Country Healthcare,
Inc.* 4,309 33,826
Ensign Group, Inc. (The) 5,741 337,800
Enzo Biochem , Inc.* 5,766 10,494
Exagen , Inc.* 547 7,800
Five Star Senior Living, Inc.* 2,580 11,791
Fulgent Genetics, Inc.*(a) 1,123 36,531
Hanger, Inc.* 4,258 74,387
HealthEquity , Inc.* 8,579 441,733
InfuSystem Holdings, Inc.* 1,605 19,774
Joint Corp. (The)* 1,635 30,640
LHC Group, Inc.* 3,428 742,333
Magellan Health, Inc.* 2,645 191,154
MEDNAX, Inc.* 8,231 104,945
National HealthCare Corp. 1,471 93,114
National Research Corp. 1,522 78,840
Ontrak , Inc.*(a) 884 54,136
Option Care Health, Inc.* 4,864 64,837
Owens & Minor, Inc. 7,198 180,814
Patterson Cos., Inc. 9,430 234,571
Pennant Group, Inc. (The)* 2,941 122,522
PetIQ , Inc.*(a) 2,368 67,630
Progyny , Inc.*(a) 3,012 73,402
Providence Service Corp.
(The)* 1,413 166,098
R1 RCM, Inc.* 11,867 212,657
RadNet , Inc.* 4,798 69,619
Select Medical Holdings Corp.* 12,417 260,509
Sharps Compliance Corp.* 1,434 8,547
Surgery Partners, Inc.* 2,705 59,023
Tenet Healthcare Corp.* 11,744 288,198
Tivity Health, Inc.* 4,604 63,305
Triple-S Management Corp.,
Class B* 2,304 42,670
US Physical Therapy, Inc. 1,435 113,839
Viemed Healthcare, Inc.* 4,035 32,320
5,863,037
Health Care Technology 1.1%
Accolade, Inc.* 1,292 45,246
Allscripts Healthcare Solutions,
Inc.* 18,443 185,905
Computer Programs &
Systems, Inc. 1,605 44,764
Evolent Health, Inc., Class A* 8,551 84,997
Health Catalyst, Inc.* 3,785 130,507
HealthStream , Inc.* 2,948 53,948
HMS Holdings Corp.* 10,069 268,037
iCAD , Inc.* 2,285 22,302
Inovalon Holdings, Inc., Class
A* 8,328 158,149
Inspire Medical Systems, Inc.* 2,942 351,363
NantHealth , Inc.*(a) 3,319 6,671
NextGen Healthcare, Inc.* 6,270 85,272
Omnicell , Inc.* 4,746 410,766
OptimizeRx Corp.* 1,486 29,423

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 123
Common Stocks
Shares Value ($)
Health Care Technology
Phreesia , Inc.* 3,359 124,182
Schrodinger, Inc.* 3,299 160,925
Simulations Plus, Inc. 1,578 102,286
Tabula Rasa HealthCare,
Inc.*(a) 2,387 82,447
Vocera Communications, Inc.* 3,613 118,434
2,465,624
Hotels, Restaurants & Leisure 3.4%
Accel Entertainment, Inc.* 4,582 43,987
Biglari Holdings, Inc., Class A* 13 5,682
Biglari Holdings, Inc., Class B* 107 8,963
BJ's Restaurants, Inc. 2,459 69,368
Bloomin ' Brands, Inc. 9,807 137,102
Bluegreen Vacations Corp. 905 4,407
Bluegreen Vacations Holding
Corp. 1,391 11,337
Boyd Gaming Corp. 9,356 296,772
Brinker International, Inc. 5,062 220,400
Caesars Entertainment, Inc.* 18,741 839,972
Carrols Restaurant Group,
Inc.* 4,193 24,529
Century Casinos, Inc.* 3,456 16,278
Cheesecake Factory, Inc.
(The)(a) 4,857 144,350
Churchill Downs, Inc. 4,303 641,793
Chuy's Holdings, Inc.* 2,015 42,295
Cracker Barrel Old Country
Store, Inc. 2,670 303,900
Dave & Buster's
Entertainment, Inc. 5,238 89,884
Del Taco Restaurants, Inc.* 3,615 26,805
Denny's Corp.* 6,463 57,909
Dine Brands Global, Inc. 1,756 90,346
El Pollo Loco Holdings, Inc.* 2,145 30,288
Everi Holdings, Inc.* 9,082 78,196
Fiesta Restaurant Group, Inc.* 2,020 17,453
GAN Ltd.* 916 13,016
Golden Entertainment, Inc.* 1,541 19,817
Hilton Grand Vacations, Inc.* 9,542 196,565
International Game
Technology plc 11,297 92,748
Jack in the Box, Inc. 2,590 207,355
Kura Sushi USA, Inc., Class A* 421 5,418
Lindblad Expeditions Holdings,
Inc.* 2,907 24,186
Marriott Vacations Worldwide
Corp. 4,569 441,365
Monarch Casino & Resort,
Inc.* 1,347 58,446
Nathan's Famous, Inc. 349 17,715
Noodles & Co.* 3,587 23,172
Papa John's International, Inc. 3,710 284,186
Penn National Gaming, Inc.* 17,185 927,646
PlayAGS , Inc.* 3,335 9,005
RCI Hospitality Holdings, Inc. 784 16,778
Red Robin Gourmet Burgers,
Inc.* 1,455 17,518
Red Rock Resorts, Inc., Class
A 7,534 144,050
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Ruth's Hospitality Group, Inc. 3,491 39,029
Scientific Games Corp.* 6,428 204,925
SeaWorld Entertainment, Inc.* 5,653 124,479
Shake Shack, Inc., Class A*(a) 3,982 268,865
Target Hospitality Corp.* 4,070 3,541
Texas Roadhouse, Inc. 7,411 518,992
Twin River Worldwide
Holdings, Inc. 1,999 48,516
Wingstop , Inc. 3,347 389,357
7,298,706
Household Durables 2.3%
Beazer Homes USA, Inc.* 3,115 37,941
Casper Sleep, Inc.* 2,775 18,398
Cavco Industries, Inc.* 1,039 178,853
Century Communities, Inc.* 3,384 131,435
Ethan Allen Interiors, Inc. 2,918 46,834
GoPro, Inc., Class A* 15,413 91,553
Green Brick Partners, Inc.* 2,650 47,408
Hamilton Beach Brands
Holding Co., Class A(a) 937 20,661
Helen of Troy Ltd.* 2,857 541,687
Hooker Furniture Corp. 1,389 38,197
Installed Building Products,
Inc.* 2,538 229,791
iRobot Corp.* 3,165 251,871
KB Home 9,929 320,210
La-Z-Boy, Inc. 4,884 167,179
Legacy Housing Corp.* 1,044 14,209
LGI Homes, Inc.* 2,513 268,589
Lifetime Brands, Inc. 1,472 14,794
Lovesac Co. (The)* 1,226 31,557
M/I Homes, Inc.* 3,084 126,197
MDC Holdings, Inc. 5,662 246,410
Meritage Homes Corp.* 4,210 366,649
Purple Innovation, Inc.* 2,465 69,932
Skyline Champion Corp.* 5,923 151,925
Sonos , Inc.* 9,035 131,911
Taylor Morrison Home Corp.* 14,113 304,841
TopBuild Corp.* 3,737 572,546
TRI Pointe Group, Inc.* 14,698 241,488
Tupperware Brands Corp.* 5,701 180,836
Turtle Beach Corp.*(a) 1,733 31,229
Universal Electronics, Inc.* 1,512 56,035
VOXX International Corp.* 2,527 28,631
4,959,797
Household Products 0.3%
Central Garden & Pet Co.* 1,134 44,180
Central Garden & Pet Co.,
Class A* 4,502 159,326
Oil- Dri Corp. of America 538 18,378
WD-40 Co.(a) 1,538 374,319
596,203
Independent Power and Renewable Electricity Producers
0.6%
Atlantic Power Corp.* 8,493 16,901
Brookfield Renewable Corp. 7,683 512,994
Clearway Energy, Inc., Class A 4,182 109,610
Clearway Energy, Inc., Class C 9,160 257,946

124 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
Ormat Technologies, Inc. 4,566 323,592
Sunnova Energy International,
Inc.* 5,979 143,855
1,364,898
Industrial Conglomerates 0.0%
†
Raven Industries, Inc. 3,928 86,102
Insurance 2.4%
Ambac Financial Group, Inc.* 4,623 56,770
American Equity Investment
Life Holding Co. 10,494 260,461
AMERISAFE, Inc. 2,242 132,233
Argo Group International
Holdings Ltd. 3,677 131,195
BRP Group, Inc., Class A* 3,784 96,492
Citizens, Inc.*(a) 5,986 34,539
CNO Financial Group, Inc. 15,796 280,379
Crawford & Co., Class A 1,976 12,646
Donegal Group, Inc., Class A 1,392 20,198
eHealth, Inc.* 2,903 194,820
Employers Holdings, Inc. 3,444 110,242
Enstar Group Ltd.* 1,345 231,165
FBL Financial Group, Inc.,
Class A 1,057 52,522
FedNat Holding Co. 1,541 7,905
Fidelity National Financial, Inc. 1,442 45,120
Genworth Financial, Inc.,
Class A* 57,769 227,032
Goosehead Insurance, Inc.,
Class A 1,511 185,158
Greenlight Capital Re Ltd.,
Class A* 3,197 21,580
HCI Group, Inc. 715 33,591
Heritage Insurance Holdings,
Inc. 2,920 27,565
Horace Mann Educators Corp. 4,758 161,344
Independence Holding Co. 651 24,621
Investors Title Co. 153 20,429
James River Group Holdings
Ltd. 3,419 159,770
Kinsale Capital Group, Inc. 2,404 450,678
MBIA, Inc.* 5,827 33,272
National General Holdings
Corp. 7,883 267,786
National Western Life Group,
Inc., Class A 271 45,970
NI Holdings, Inc.* 857 14,320
Palomar Holdings, Inc.* 2,285 203,753
ProAssurance Corp. 6,132 94,617
ProSight Global, Inc.* 1,141 13,498
Protective Insurance Corp.,
Class B 904 11,888
RLI Corp. 4,477 388,156
Safety Insurance Group, Inc. 1,573 110,110
Selective Insurance Group,
Inc. 6,676 347,553
Selectquote , Inc.*(a) 3,554 61,200
State Auto Financial Corp. 1,968 24,285
Common Stocks
Shares Value ($)
Insurance
Stewart Information Services
Corp. 2,965 125,686
Third Point Reinsurance Ltd.* 9,378 72,961
Tiptree, Inc. 2,901 14,128
Trean Insurance Group, Inc.* 1,249 13,552
Trupanion , Inc.* 3,390 242,521
United Fire Group, Inc. 2,068 42,477
United Insurance Holdings
Corp. 2,471 10,848
Universal Insurance Holdings,
Inc. 2,884 35,963
Watford Holdings Ltd.* 2,007 72,252
5,225,251
Interactive Media & Services 0.3%
Cargurus , Inc.* 9,897 197,247
Cars.com, Inc.* 7,906 58,425
DHI Group, Inc.* 6,378 10,779
Eventbrite, Inc., Class A* 6,872 63,429
EverQuote , Inc., Class A* 1,668 55,861
Liberty TripAdvisor Holdings,
Inc., Class A* 8,337 14,840
QuinStreet , Inc.* 5,260 84,186
TrueCar , Inc.* 11,189 48,784
Yelp, Inc.* 7,871 154,823
688,374
Internet & Direct Marketing Retail 0.8%
1-800-Flowers.com, Inc.,
Class A* 2,847 56,456
CarParts.com, Inc.*(a) 2,204 27,969
Duluth Holdings, Inc., Class B* 1,323 20,295
Groupon, Inc.* 2,536 49,173
Lands' End, Inc.* 1,216 19,517
Liquidity Services, Inc.* 3,270 27,893
Magnite , Inc.* 12,058 108,884
Overstock.com, Inc.* 4,813 270,009
PetMed Express, Inc.(a) 2,065 61,083
Quotient Technology, Inc.* 9,566 85,137
RealReal , Inc. (The)* 7,010 88,256
Shutterstock, Inc. 2,459 160,941
Stamps.com, Inc.* 1,911 426,612
Stitch Fix, Inc., Class A*(a) 6,399 220,317
Waitr Holdings, Inc.* 8,811 22,468
1,645,010
IT Services 2.0%
Brightcove , Inc.* 4,720 59,708
Cardtronics plc, Class A* 4,212 75,016
Cass Information Systems,
Inc. 1,605 62,948
Conduent , Inc.* 18,095 63,061
CSG Systems International,
Inc. 3,653 138,376
Endurance International Group
Holdings, Inc.* 7,183 41,733
EVERTEC, Inc. 6,802 226,371
Evo Payments, Inc., Class A* 4,619 97,322
ExlService Holdings, Inc.* 3,832 290,236
GreenSky , Inc., Class A* 7,621 36,047
Grid Dynamics Holdings, Inc.* 2,376 18,533

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 125
Common Stocks
Shares Value ($)
IT Services
GTT Communications, Inc.*(a) 3,546 13,085
Hackett Group, Inc. (The) 2,949 38,101
I3 Verticals, Inc., Class A* 1,623 33,483
Information Services Group,
Inc.* 4,221 8,653
International Money Express,
Inc.* 2,574 35,804
KBR, Inc. 16,056 357,888
Limelight Networks, Inc.* 13,446 47,464
LiveRamp Holdings, Inc.* 7,232 477,963
ManTech International Corp.,
Class A 3,058 198,403
MAXIMUS, Inc. 6,912 467,113
MoneyGram International,
Inc.* 7,976 41,076
NIC, Inc. 7,654 171,603
Paysign , Inc.* 3,725 17,731
Perficient , Inc.* 3,638 142,464
Perspecta , Inc. 15,594 279,600
PFSweb , Inc.* 1,770 10,974
Priority Technology Holdings,
Inc.* 732 2,115
Rackspace Technology,
Inc.*(a) 3,712 58,464
Repay Holdings Corp.* 6,671 150,298
ServiceSource International,
Inc.* 10,066 13,992
StarTek , Inc.* 1,992 10,458
Sykes Enterprises, Inc.* 4,243 145,280
TTEC Holdings, Inc. 2,146 117,558
Tucows , Inc., Class A* 1,083 79,915
Unisys Corp.* 7,344 96,500
Verra Mobility Corp.* 15,208 146,149
Virtusa Corp.* 3,240 162,972
4,434,457
Leisure Products 0.7%
Acushnet Holdings Corp. 3,890 132,766
American Outdoor Brands,
Inc.* 1,545 23,376
Callaway Golf Co. 10,687 165,541
Clarus Corp. 2,511 38,945
Escalade, Inc. 1,062 19,764
Johnson Outdoors, Inc., Class
A 599 52,311
Malibu Boats, Inc., Class A* 2,260 114,876
Marine Products Corp. 999 15,844
MasterCraft Boat Holdings,
Inc.* 2,261 46,622
Nautilus, Inc.* 3,188 69,148
Smith & Wesson Brands, Inc. 6,181 102,543
Sturm Ruger & Co., Inc. 1,919 128,304
Vista Outdoor, Inc.* 6,645 131,371
YETI Holdings, Inc.* 9,002 445,419
1,486,830
Life Sciences Tools & Services 0.8%
Champions Oncology, Inc.* 817 7,173
ChromaDex Corp.* 4,369 19,704
Codexis , Inc.* 6,118 81,431
Fluidigm Corp.* 7,727 44,353
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
Harvard Bioscience, Inc.* 4,360 14,737
Luminex Corp. 5,044 111,170
Medpace Holdings, Inc.* 3,139 348,241
NanoString Technologies, Inc.* 4,250 155,762
NeoGenomics , Inc.*(a) 11,676 458,049
Pacific Biosciences of
California, Inc.* 18,708 245,262
Personalis , Inc.* 2,392 59,154
Quanterix Corp.* 2,252 82,446
1,627,482
Machinery 3.7%
Alamo Group, Inc. 1,087 130,799
Albany International Corp.,
Class A 3,490 177,781
Altra Industrial Motion Corp. 7,220 308,727
Astec Industries, Inc. 2,566 130,353
Barnes Group, Inc. 5,307 194,767
Blue Bird Corp.* 1,870 21,580
Chart Industries, Inc.* 4,028 340,165
CIRCOR International, Inc.* 2,247 62,691
Columbus McKinnon Corp. 2,495 84,556
Douglas Dynamics, Inc. 2,538 86,571
Eastern Co. (The) 572 11,709
Energy Recovery, Inc.* 4,640 44,962
Enerpac Tool Group Corp. 5,989 106,784
EnPro Industries, Inc. 2,358 139,169
ESCO Technologies, Inc. 2,928 245,044
Evoqua Water Technologies
Corp.* 10,277 235,652
ExOne Co. (The)*(a) 1,345 13,517
Federal Signal Corp. 6,823 195,684
Franklin Electric Co., Inc. 5,179 309,342
Gencor Industries, Inc.* 755 8,728
Gorman-Rupp Co. (The) 1,991 61,821
Graham Corp. 1,425 18,810
Greenbrier Cos., Inc. (The) 3,677 99,205
Helios Technologies, Inc. 3,535 147,904
Hillenbrand, Inc. 8,292 242,541
Hurco Cos., Inc. 696 20,769
Hyster -Yale Materials
Handling, Inc. 1,147 48,633
John Bean Technologies Corp. 3,530 296,414
Kadant , Inc. 1,262 145,281
Kennametal, Inc. 9,305 288,455
L B Foster Co., Class A* 1,248 16,923
Lindsay Corp. 1,247 131,309
Luxfer Holdings plc 3,397 42,191
Lydall , Inc.* 2,060 40,767
Manitowoc Co., Inc. (The)* 4,005 30,158
Mayville Engineering Co., Inc.* 801 7,137
Meritor, Inc.* 7,948 193,454
Miller Industries, Inc. 1,171 35,060
Mueller Industries, Inc. 6,395 185,007
Mueller Water Products, Inc.,
Class A 17,752 183,911
Navistar International Corp.* 5,548 239,174
NN, Inc.* 5,093 27,298
Omega Flex, Inc. 354 52,994
Park-Ohio Holdings Corp. 1,094 21,596

126 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
Proto Labs, Inc.* 3,018 356,365
RBC Bearings, Inc.* 2,752 327,626
REV Group, Inc. 3,479 27,310
Rexnord Corp. 13,767 441,645
Shyft Group, Inc. (The) 4,036 77,935
SPX Corp.* 4,834 204,913
SPX FLOW, Inc.* 4,882 206,753
Standex International Corp. 1,306 81,090
Tennant Co. 2,039 121,565
Terex Corp. 7,589 187,372
TriMas Corp.* 4,780 116,297
Wabash National Corp. 5,597 79,813
Watts Water Technologies,
Inc., Class A 3,098 343,165
Welbilt , Inc.* 14,125 85,880
8,083,122
Marine 0.2%
Costamare , Inc. 6,263 35,636
Eagle Bulk Shipping, Inc.*(a) 809 11,132
Genco Shipping & Trading Ltd. 1,943 12,552
Matson, Inc.(a) 4,917 255,438
Pangaea Logistics Solutions
Ltd. 2,095 5,594
Safe Bulkers, Inc.* 7,061 6,260
Scorpio Bulkers, Inc. 717 7,873
334,485
Media 0.7%
AMC Networks, Inc., Class
A*(a) 4,344 92,310
Boston Omaha Corp., Class A* 1,255 20,055
Cardlytics, Inc.*(a) 2,971 219,319
comScore, Inc.* 7,838 15,637
Daily Journal Corp.* 126 34,171
Emerald Holding, Inc. 3,007 7,878
Entercom Communications
Corp., Class A 14,197 21,296
Entravision Communications
Corp., Class A 7,805 14,283
EW Scripps Co. (The), Class A 6,253 56,777
Fluent, Inc.* 5,334 13,602
Gannett Co., Inc.* 13,690 15,744
Gray Television, Inc.* 9,656 122,438
Hemisphere Media Group,
Inc.* 1,888 14,764
iHeartMedia , Inc., Class A*(a) 7,117 58,502
Loral Space &
Communications, Inc. 1,318 22,946
Meredith Corp. 4,383 48,213
MSG Networks, Inc., Class A* 4,622 41,321
National CineMedia , Inc. 6,183 12,273
Saga Communications, Inc.,
Class A 578 9,838
Scholastic Corp. 3,009 59,458
Sinclair Broadcast Group, Inc.,
Class A(a) 4,870 90,485
TechTarget , Inc.* 2,559 112,084
TEGNA, Inc. 24,680 296,900
Tribune Publishing Co. 1,940 22,232
Common Stocks
Shares Value ($)
Media
WideOpenWest , Inc.* 6,601 32,939
1,455,465
Metals & Mining 1.5%
Alcoa Corp.* 20,919 270,273
Allegheny Technologies, Inc.* 14,398 132,606
Arconic Corp.* 11,131 241,988
Caledonia Mining Corp. plc 1,227 20,037
Carpenter Technology Corp. 5,344 93,413
Century Aluminum Co.* 5,968 39,269
Cleveland-Cliffs, Inc.(a) 43,849 363,070
Coeur Mining, Inc.* 27,312 193,096
Commercial Metals Co. 13,300 274,645
Compass Minerals
International, Inc. 3,944 238,139
Gold Resource Corp. 7,512 20,583
Haynes International, Inc. 1,490 24,153
Hecla Mining Co. 58,704 268,864
Kaiser Aluminum Corp. 1,763 110,946
Materion Corp. 2,227 114,000
Novagold Resources, Inc.* 26,858 278,249
Olympic Steel, Inc. 1,332 15,198
Ryerson Holding Corp.* 2,201 17,322
Schnitzer Steel Industries,
Inc., Class A 2,892 60,732
SunCoke Energy, Inc. 10,314 35,996
TimkenSteel Corp.* 5,961 23,069
United States Steel Corp.(a) 24,929 240,814
Warrior Met Coal, Inc. 5,714 85,710
Worthington Industries, Inc. 4,048 199,202
3,361,374
Mortgage Real Estate Investment Trusts (REITs) 1.3%
Anworth Mortgage Asset Corp. 11,625 19,065
Apollo Commercial Real
Estate Finance, Inc. 16,625 144,638
Arbor Realty Trust, Inc. 11,907 140,741
Ares Commercial Real Estate
Corp. 3,888 36,197
Arlington Asset Investment
Corp., Class A 4,670 11,488
ARMOUR Residential REIT,
Inc. 6,867 65,511
Blackstone Mortgage Trust,
Inc., Class A 15,455 335,374
Broadmark Realty Capital, Inc. 14,377 143,339
Capstead Mortgage Corp. 10,019 51,197
Cherry Hill Mortgage
Investment Corp. 1,946 17,825
Chimera Investment Corp. 21,915 182,990
Colony Credit Real Estate, Inc. 9,144 47,915
Dynex Capital, Inc. 2,667 43,685
Ellington Financial, Inc. 4,968 60,808
Ellington Residential Mortgage
REIT 1,022 10,864
Granite Point Mortgage Trust,
Inc. 6,687 45,070
Great Ajax Corp. 2,552 19,599
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 8,189 342,710

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 127
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Invesco Mortgage Capital, Inc. 19,033 51,389
KKR Real Estate Finance
Trust, Inc. 3,263 54,525
Ladder Capital Corp. 11,954 89,655
MFA Financial, Inc. 52,105 146,936
New York Mortgage Trust, Inc. 43,208 109,748
Orchid Island Capital, Inc. 8,005 41,546
PennyMac Mortgage
Investment Trust 11,002 164,700
Ready Capital Corp. 4,688 52,693
Redwood Trust, Inc. 12,970 110,245
TPG RE Finance Trust, Inc. 6,386 49,939
Two Harbors Investment Corp. 31,231 158,029
Western Asset Mortgage
Capital Corp. 6,394 12,404
2,760,825
Multiline Retail 0.2%
Big Lots, Inc. 4,368 207,917
Dillard's, Inc., Class A 916 40,973
Macy's, Inc.(a) 35,329 219,393
468,283
Multi-Utilities 0.5%
Avista Corp. 7,714 256,259
Black Hills Corp. 7,067 400,416
NorthWestern Corp. 5,608 292,345
Unitil Corp. 1,654 57,146
1,006,166
Oil, Gas & Consumable Fuels 1.3%
Adams Resources & Energy,
Inc. 290 5,533
Antero Resources Corp.*(a) 27,366 93,044
Arch Resources, Inc. 1,679 51,293
Ardmore Shipping Corp. 4,185 11,718
Berry Corp. 7,965 20,868
Bonanza Creek Energy, Inc.* 2,037 36,075
Brigham Minerals, Inc., Class
A 3,766 33,216
Clean Energy Fuels Corp.* 16,039 39,777
CNX Resources Corp.* 25,154 243,994
Comstock Resources, Inc.* 1,879 9,977
CONSOL Energy, Inc.* 3,017 11,434
Contango Oil & Gas Co.*(a) 10,448 13,060
CVR Energy, Inc. 3,279 36,102
Delek US Holdings, Inc. 7,082 71,245
DHT Holdings, Inc. 12,878 61,943
Diamond S Shipping, Inc.* 2,754 15,588
Dorian LPG Ltd.* 3,788 31,062
Earthstone Energy, Inc., Class
A* 1,859 5,001
Energy Fuels, Inc.*(a) 14,782 22,321
Evolution Petroleum Corp. 3,703 8,184
Falcon Minerals Corp. 4,678 8,608
Frontline Ltd.(a) 13,843 74,891
Golar LNG Ltd.* 10,545 79,615
Goodrich Petroleum Corp.* 1,170 11,209
Green Plains, Inc.* 4,091 61,774
Gulfport Energy Corp.* 20,352 5,210
International Seaways, Inc. 2,902 39,293
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Kosmos Energy Ltd. 45,337 45,079
Magnolia Oil & Gas Corp.,
Class A* 13,385 58,091
Matador Resources Co.* 13,020 92,051
Montage Resources Corp.* 2,673 13,231
NACCO Industries, Inc., Class
A 539 10,505
NextDecade Corp.*(a) 3,346 8,097
Nordic American Tankers Ltd.
(a) 16,359 47,605
Overseas Shipholding Group,
Inc., Class A* 8,148 15,563
Ovintiv , Inc. 29,271 269,293
Par Pacific Holdings, Inc.* 4,906 31,595
PBF Energy, Inc., Class A 10,943 51,104
PDC Energy, Inc.* 11,282 134,481
Peabody Energy Corp.* 5,912 7,626
Penn Virginia Corp.* 1,707 13,110
Petrocorp, Inc.*^∞ 1,500 0
PrimeEnergy Resources
Corp.* 62 3,193
Range Resources Corp. 24,507 161,256
Renewable Energy Group,
Inc.* 4,534 255,718
REX American Resources
Corp.*(a) 677 49,211
Scorpio Tankers, Inc.(a) 5,904 52,073
SFL Corp. Ltd. 10,939 71,213
SM Energy Co. 13,137 21,151
Southwestern Energy Co.* 67,557 180,377
Talos Energy, Inc.* 1,501 9,877
Tellurian, Inc.*(a) 18,472 17,733
Uranium Energy Corp.*(a) 20,823 17,962
W&T Offshore, Inc.*(a) 11,415 15,981
Whiting Petroleum Corp.* 152 2,219
World Fuel Services Corp. 6,849 144,171
2,901,601
Paper & Forest Products 0.5%
Boise Cascade Co. 4,496 172,556
Clearwater Paper Corp.* 1,926 71,551
Domtar Corp. 6,070 144,952
Glatfelter Corp. 4,616 65,870
Louisiana-Pacific Corp. 12,730 363,823
Neenah, Inc. 1,871 70,406
Schweitzer-Mauduit
International, Inc. 3,563 118,292
Verso Corp., Class A 3,461 26,927
1,034,377
Personal Products 0.4%
BellRing Brands, Inc., Class A* 4,721 86,347
Edgewell Personal Care Co.* 6,226 163,246
elf Beauty, Inc.* 4,982 100,985
Inter Parfums , Inc. 2,096 86,062
Lifevantage Corp.* 1,714 18,940
Medifast , Inc. 1,305 183,339
Nature's Sunshine Products,
Inc.* 728 7,586
Revlon, Inc., Class A*(a) 882 3,616
USANA Health Sciences, Inc.* 1,303 98,572

128 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Personal Products
Veru , Inc.* 5,127 12,920
761,613
Pharmaceuticals 2.1%
AcelRx Pharmaceuticals,
Inc.*(a) 9,771 16,708
Aerie Pharmaceuticals, Inc.* 4,340 46,047
Agile Therapeutics, Inc.* 7,787 21,181
AMAG Pharmaceuticals,
Inc.*(a) 3,490 47,883
Amneal Pharmaceuticals, Inc.* 12,013 49,974
Amphastar Pharmaceuticals,
Inc.* 4,176 81,808
ANI Pharmaceuticals, Inc.* 1,147 29,237
Aquestive Therapeutics,
Inc.*(a) 2,102 10,174
Arvinas , Inc.* 3,409 71,282
Avenue Therapeutics, Inc.* 673 2,113
Axsome Therapeutics, Inc.* 3,165 209,871
Aytu BioScience , Inc.* 3,445 3,274
BioDelivery Sciences
International, Inc.* 10,145 32,058
Cara Therapeutics, Inc.* 4,894 64,894
Cassava Sciences, Inc.* 2,998 24,614
Cerecor , Inc.* 4,624 9,525
Chiasma, Inc.* 6,057 22,714
Collegium Pharmaceutical,
Inc.* 4,026 71,784
Corcept Therapeutics, Inc.* 10,816 181,492
CorMedix, Inc.* 2,936 14,827
Cymabay Therapeutics, Inc.* 7,507 62,458
Durect Corp.* 23,134 41,757
Eloxx Pharmaceuticals, Inc.* 3,052 7,722
Endo International plc*(a) 24,260 110,868
Eton Pharmaceuticals, Inc.*(a) 1,832 13,355
Evofem Biosciences, Inc.*(a) 9,039 21,422
Evolus , Inc.*(a) 2,840 8,605
Fulcrum Therapeutics, Inc.* 1,471 14,504
Harrow Health, Inc.* 2,839 13,514
IMARA, Inc.*(a) 616 9,739
Innoviva , Inc.* 6,612 71,476
Intersect ENT, Inc.* 3,484 54,002
Intra-Cellular Therapies, Inc.* 7,358 181,522
Kala Pharmaceuticals, Inc.*(a) 4,543 29,984
Kaleido Biosciences, Inc.*(a) 1,324 8,090
Lannett Co., Inc.* 3,697 23,772
Liquidia Technologies, Inc.* 2,402 11,097
Lyra Therapeutics, Inc.* 564 6,035
Marinus Pharmaceuticals, Inc.* 2,539 33,109
MyoKardia , Inc.* 5,716 1,277,697
NGM Biopharmaceuticals,
Inc.* 2,898 50,251
Ocular Therapeutix , Inc.*(a) 6,094 57,893
Odonate Therapeutics, Inc.* 1,555 22,407
Omeros Corp.*(a) 6,153 62,391
Optinose , Inc.* 3,925 12,560
Osmotica Pharmaceuticals
plc* 1,435 7,362
Pacira BioSciences , Inc.* 4,701 245,862
Paratek Pharmaceuticals, Inc.* 4,557 21,737
Common Stocks
Shares Value ($)
Pharmaceuticals
Phathom Pharmaceuticals,
Inc.* 1,277 50,263
Phibro Animal Health Corp.,
Class A 2,338 38,437
Pliant Therapeutics, Inc.* 1,126 24,344
Prestige Consumer
Healthcare, Inc.* 5,624 185,761
Provention Bio, Inc.* 5,017 59,502
Recro Pharma, Inc.* 2,427 3,859
Relmada Therapeutics,
Inc.*(a) 1,665 51,498
Revance Therapeutics, Inc.* 7,085 183,360
Satsuma Pharmaceuticals,
Inc.*(a) 1,097 3,905
scPharmaceuticals , Inc.* 688 5,931
SIGA Technologies, Inc.* 6,258 39,989
Strongbridge Biopharma plc* 4,463 8,703
Supernus Pharmaceuticals,
Inc.* 5,693 104,523
TherapeuticsMD , Inc.*(a) 29,211 35,637
Theravance Biopharma, Inc.* 5,355 101,263
Tricida , Inc.* 3,307 18,618
Verrica Pharmaceuticals,
Inc.*(a) 1,636 12,123
VYNE Therapeutics, Inc.* 13,402 21,443
WaVe Life Sciences Ltd.* 2,884 20,390
Xeris Pharmaceuticals, Inc.*(a) 4,653 22,009
Zogenix , Inc.* 6,154 131,203
4,615,412
Professional Services 1.2%
Acacia Research Corp.* 4,922 15,504
Akerna Corp.*(a) 1,235 2,939
ASGN, Inc.* 5,739 382,677
Barrett Business Services, Inc. 821 48,644
BG Staffing, Inc. 1,247 9,939
CBIZ, Inc.* 5,590 126,725
CRA International, Inc. 937 38,370
Exponent, Inc. 5,799 403,553
Forrester Research, Inc.* 1,205 44,513
Franklin Covey Co.* 1,533 25,939
GP Strategies Corp.* 1,471 14,195
Heidrick & Struggles
International, Inc. 2,300 52,555
Huron Consulting Group, Inc.* 2,603 98,550
ICF International, Inc. 1,980 129,472
Insperity , Inc. 4,057 310,685
Kelly Services, Inc., Class A 3,827 66,513
Kforce , Inc. 2,203 76,444
Korn Ferry 6,228 188,023
Mastech Digital, Inc.* 496 7,777
Mistras Group, Inc.* 1,957 7,280
Red Violet, Inc.* 690 14,352
Resources Connection, Inc. 3,310 35,550
TriNet Group, Inc.* 4,622 318,548
TrueBlue , Inc.* 4,244 65,867
Upwork , Inc.* 10,463 193,042
Willdan Group, Inc.* 1,187 31,064
2,708,720

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 129
Common Stocks
Shares Value ($)
Real Estate Management & Development 0.7%
Altisource Portfolio Solutions
SA* 787 8,759
American Realty Investors,
Inc.* 418 3,390
CTO Realty Growth, Inc. 491 21,668
Cushman & Wakefield plc* 12,280 143,922
eXp World Holdings, Inc.* 2,817 119,413
Fathom Holdings, Inc.* 528 9,905
Forestar Group, Inc.* 1,936 32,215
FRP Holdings, Inc.* 709 28,686
Griffin Industrial Realty, Inc. 257 13,634
Kennedy-Wilson Holdings, Inc. 13,904 183,255
Marcus & Millichap, Inc.* 2,695 84,165
Maui Land & Pineapple Co.,
Inc.* 609 6,145
Newmark Group, Inc., Class A 17,083 80,888
Rafael Holdings, Inc., Class B* 873 14,317
RE/MAX Holdings, Inc., Class
A 2,144 69,337
Realogy Holdings Corp.* 12,804 142,893
Redfin Corp.* 10,915 455,919
RMR Group, Inc. (The), Class
A 1,876 50,014
St Joe Co. (The)* 3,883 104,996
Stratus Properties, Inc.* 627 13,399
Tejon Ranch Co.* 2,385 32,698
Transcontinental Realty
Investors, Inc.* 239 5,258
1,624,876
Road & Rail 0.6%
ArcBest Corp. 2,863 87,379
Avis Budget Group, Inc.* 6,044 203,502
Covenant Logistics Group,
Inc., Class A* 1,155 15,904
Daseke , Inc.* 5,855 38,467
Heartland Express, Inc. 5,349 97,940
Marten Transport Ltd. 6,850 105,113
PAM Transportation Services,
Inc.* 240 9,504
Saia, Inc.*(a) 2,953 436,040
Universal Logistics Holdings,
Inc. 999 19,710
US Xpress Enterprises, Inc.,
Class A* 2,536 18,285
Werner Enterprises, Inc. 6,991 265,798
1,297,642
Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries,
Inc.* 4,250 286,747
Alpha & Omega
Semiconductor Ltd.* 2,261 35,859
Ambarella , Inc.* 3,707 202,662
Amkor Technology, Inc.* 11,553 136,903
Atomera , Inc.* 1,716 13,985
Axcelis Technologies, Inc.* 3,880 85,632
AXT, Inc.* 4,177 24,853
Brooks Automation, Inc. 8,213 383,547
CEVA, Inc.* 2,485 100,195
CMC Materials, Inc. 3,290 467,805
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Cohu , Inc. 4,793 104,152
CyberOptics Corp.* 845 19,469
Diodes, Inc.* 4,875 281,921
DSP Group, Inc.* 2,566 33,794
FormFactor , Inc.* 8,674 245,908
GSI Technology, Inc.* 1,836 11,218
Ichor Holdings Ltd.* 2,436 56,661
Impinj , Inc.* 2,025 51,658
Lattice Semiconductor Corp.* 15,200 530,480
MACOM Technology Solutions
Holdings, Inc.* 5,255 191,808
Maxeon Solar Technologies
Ltd.*(a) 1,141 18,484
MaxLinear , Inc.* 7,644 202,107
NeoPhotonics Corp.*(a) 5,743 39,110
NVE Corp. 581 26,802
Onto Innovation, Inc.* 5,386 172,729
PDF Solutions, Inc.* 3,369 63,135
Photronics , Inc.* 7,406 72,208
Pixelworks , Inc.* 4,276 9,493
Power Integrations, Inc. 6,636 399,554
Rambus, Inc.* 12,515 172,582
Semtech Corp.* 7,300 400,697
Silicon Laboratories, Inc.* 4,911 503,181
SiTime Corp.* 1,024 85,494
SMART Global Holdings, Inc.* 1,685 44,467
SunPower Corp.*(a) 8,340 133,357
Synaptics , Inc.* 3,815 292,496
Ultra Clean Holdings, Inc.* 4,461 94,975
Veeco Instruments, Inc.* 4,969 63,255
6,059,383
Software 5.4%
8x8, Inc.* 11,965 206,755
A10 Networks, Inc.* 7,314 49,296
ACI Worldwide, Inc.* 12,931 377,197
Agilysys , Inc.* 1,982 53,673
Alarm.com Holdings, Inc.* 5,363 312,824
Altair Engineering, Inc., Class
A* 4,905 211,062
American Software, Inc., Class
A 3,532 51,850
Appfolio , Inc., Class A* 1,841 263,024
Appian Corp.*(a) 4,016 254,213
Asure Software, Inc.* 1,174 8,300
Avaya Holdings Corp.* 9,303 160,012
Benefitfocus , Inc.* 3,040 31,221
Blackbaud , Inc. 5,561 274,380
Blackline, Inc.* 5,667 553,553
Bottomline Technologies DE,
Inc.* 4,986 198,044
Box, Inc., Class A* 15,658 242,699
Cerence , Inc.* 4,251 232,020
ChannelAdvisor Corp.* 3,085 49,977
Cloudera, Inc.* 23,510 228,517
CommVault Systems, Inc.* 4,689 185,637
Cornerstone OnDemand , Inc.* 6,913 262,625
Digimarc Corp.* 1,495 47,376
Digital Turbine, Inc.* 9,286 266,137
Domo, Inc., Class B* 2,843 90,322

130 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
Ebix , Inc.(a) 3,003 54,234
eGain Corp.* 2,526 40,037
Envestnet , Inc.* 6,006 460,900
GTY Technology Holdings,
Inc.* 4,860 14,143
Intelligent Systems Corp.* 847 32,118
J2 Global, Inc.* 5,105 346,527
LivePerson , Inc.* 7,042 376,465
MicroStrategy , Inc., Class A* 903 150,864
Mimecast Ltd.* 6,467 247,104
Mitek Systems, Inc.* 4,120 51,294
MobileIron , Inc.* 10,625 74,800
Model N, Inc.* 3,980 140,215
OneSpan , Inc.* 3,567 78,224
Park City Group, Inc.* 1,299 5,638
Ping Identity Holding Corp.* 4,098 113,474
Progress Software Corp. 5,023 182,686
PROS Holdings, Inc.* 4,452 125,413
Q2 Holdings, Inc.* 5,617 512,495
QAD, Inc., Class A 1,195 49,999
Qualys , Inc.* 3,844 337,695
Rapid7, Inc.* 5,664 350,771
Rimini Street, Inc.* 2,428 7,697
SailPoint Technologies
Holdings, Inc.* 9,937 412,485
Sapiens International Corp.
NV 3,020 81,933
SeaChange International, Inc.* 2,749 2,062
SecureWorks Corp., Class A* 1,143 11,887
ShotSpotter, Inc.* 1,020 29,896
Smith Micro Software, Inc.* 3,873 15,957
Sprout Social, Inc., Class A* 3,058 133,635
SPS Commerce, Inc.* 3,949 337,995
SVMK, Inc.* 13,635 285,381
Synchronoss Technologies,
Inc.* 4,791 13,271
Telenav , Inc.* 3,855 15,690
Tenable Holdings, Inc.* 7,966 271,720
Upland Software, Inc.* 2,914 121,572
Varonis Systems, Inc.* 3,524 407,269
Verint Systems, Inc.* 7,308 354,584
Veritone , Inc.*(a) 2,858 26,808
VirnetX Holding Corp.(a) 7,092 39,290
Workiva , Inc.* 4,392 242,921
Xperi Holding Corp.(a) 12,806 158,794
Yext , Inc.* 11,458 189,974
Zix Corp.* 6,533 40,047
Zuora , Inc., Class A* 10,848 104,358
11,661,036
Specialty Retail 2.8%
Aaron's Holdings Co., Inc. 7,596 396,967
Abercrombie & Fitch Co.,
Class A 6,912 98,289
American Eagle Outfitters, Inc.
(a) 17,205 235,880
America's Car-Mart, Inc.* 686 59,353
Asbury Automotive Group,
Inc.* 2,219 228,513
At Home Group, Inc.* 6,102 99,402
Common Stocks
Shares Value ($)
Specialty Retail
Bed Bath & Beyond, Inc.(a) 14,653 290,129
Boot Barn Holdings, Inc.* 3,379 108,195
Buckle, Inc. (The) 3,248 77,822
Caleres , Inc. 3,943 30,282
Camping World Holdings, Inc.,
Class A 3,763 99,494
Cato Corp. (The), Class A 2,412 14,761
Chico's FAS, Inc. 13,352 14,287
Children's Place, Inc. (The) 1,499 37,880
Citi Trends, Inc. 1,140 29,765
Conn's, Inc.* 1,723 16,144
Container Store Group, Inc.
(The)* 1,909 18,174
Designer Brands, Inc., Class A 7,377 31,942
Envela Corp.* 1,226 4,953
Express, Inc.* 7,889 4,820
GameStop Corp., Class A*(a) 6,563 68,715
Genesco, Inc.* 1,727 30,602
Group 1 Automotive, Inc. 1,923 203,992
GrowGeneration Corp.* 3,989 66,616
Guess?, Inc. 4,851 57,145
Haverty Furniture Cos., Inc. 1,789 44,761
Hibbett Sports, Inc.* 1,844 69,722
Hudson Ltd., Class A* 4,859 37,123
Lithia Motors, Inc., Class A 2,880 661,162
Lumber Liquidators Holdings,
Inc.* 3,384 74,854
MarineMax , Inc.* 2,434 72,971
Michaels Cos., Inc. (The)* 8,545 69,300
Monro , Inc. 3,758 158,061
Murphy USA, Inc.* 3,111 380,444
National Vision Holdings, Inc.* 9,064 365,551
ODP Corp. (The) 5,956 116,142
OneWater Marine, Inc., Class
A* 435 8,104
Rent-A-Center, Inc. 5,570 172,113
Restoration Hardware
Holdings, Inc.* 1,754 587,993
Sally Beauty Holdings, Inc.* 12,934 108,258
Shoe Carnival, Inc. 969 30,020
Signet Jewelers Ltd. 5,745 127,999
Sleep Number Corp.* 3,024 191,601
Sonic Automotive, Inc., Class
A 2,758 99,453
Sportsman's Warehouse
Holdings, Inc.* 5,196 67,652
Tilly's, Inc., Class A 2,033 12,483
Urban Outfitters, Inc.*(a) 7,944 177,469
Winmark Corp. 348 58,955
Zumiez , Inc.* 2,318 64,904
6,081,217
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.*(a) 13,354 75,984
Avid Technology, Inc.* 3,378 31,483
Diebold Nixdorf, Inc.* 7,450 46,414
Eastman Kodak Co.*(a) 1,832 12,677
Immersion Corp.* 2,106 12,973
Intevac, Inc.* 2,539 13,406
Quantum Corp.* 3,774 15,775

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 131
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.* 5,040 114,509
323,221
Textiles, Apparel & Luxury Goods 1.0%
Crocs, Inc.* 7,500 392,475
Deckers Outdoor Corp.* 3,158 800,142
Fossil Group, Inc.* 4,873 27,825
G-III Apparel Group Ltd.* 5,262 70,932
Kontoor Brands, Inc. 5,957 195,985
Lakeland Industries, Inc.* 882 19,025
Movado Group, Inc. 1,928 21,034
Oxford Industries, Inc. 1,783 73,406
Rocky Brands, Inc. 807 21,708
Steven Madden Ltd. 9,382 225,262
Superior Group of Cos., Inc. 1,226 26,506
Unifi, Inc.* 1,500 22,485
Vera Bradley, Inc.* 2,432 15,419
Wolverine World Wide, Inc. 8,880 236,830
2,149,034
Thrifts & Mortgage Finance 1.8%
Axos Financial, Inc.* 6,328 172,501
Bogota Financial Corp.* 1,068 8,437
Bridgewater Bancshares, Inc.* 2,562 28,464
Capitol Federal Financial, Inc. 15,368 176,425
Columbia Financial, Inc.*(a) 5,517 67,252
ESSA Bancorp, Inc. 965 12,265
Essent Group Ltd. 12,529 499,281
Federal Agricultural Mortgage
Corp., Class C 1,015 65,559
Flagstar Bancorp, Inc. 4,770 140,000
FS Bancorp, Inc. 318 14,727
Greene County Bancorp, Inc. 344 7,757
Hingham Institution for
Savings 169 34,133
Home Bancorp, Inc. 908 22,918
HomeStreet , Inc. 2,355 73,170
Kearny Financial Corp. 8,940 75,096
Luther Burbank Corp. 2,014 18,992
Merchants Bancorp 894 19,293
Meridian Bancorp, Inc. 4,732 58,913
Meta Financial Group, Inc.(a) 3,944 115,717
MMA Capital Holdings, Inc.* 584 14,647
Mr. Cooper Group, Inc.* 8,804 185,588
NMI Holdings, Inc., Class A* 9,246 198,697
Northfield Bancorp, Inc. 4,967 50,465
Northwest Bancshares, Inc. 13,713 146,318
Oconee Federal Financial
Corp. 196 4,412
OP Bancorp 1,643 10,565
PCSB Financial Corp. 1,679 22,616
PDL Community Bancorp* 715 6,507
PennyMac Financial Services,
Inc. 4,796 243,733
Pioneer Bancorp, Inc.* 1,383 13,083
Premier Financial Corp. 4,214 75,810
Provident Bancorp, Inc. 791 6,818
Provident Financial Holdings,
Inc. 656 8,305
Provident Financial Services,
Inc. 8,073 109,551
Common Stocks
Shares Value ($)
Thrifts & Mortgage Finance
Prudential Bancorp, Inc. 1,148 13,305
Radian Group, Inc. 21,454 385,099
Riverview Bancorp, Inc. 3,218 15,092
Security National Financial
Corp., Class A* 758 4,995
Southern Missouri Bancorp,
Inc. 959 24,435
Standard AVB Financial Corp. 381 12,504
Sterling Bancorp, Inc. 2,193 7,741
Territorial Bancorp, Inc. 873 18,516
Timberland Bancorp, Inc. 928 17,678
TrustCo Bank Corp. 11,479 63,077
Walker & Dunlop, Inc. 3,257 204,800
Washington Federal, Inc. 8,577 182,604
Waterstone Financial, Inc. 2,702 45,610
Western New England
Bancorp, Inc. 2,933 16,894
WSFS Financial Corp. 5,582 176,894
3,897,259
Tobacco 0.1%
Turning Point Brands, Inc. 1,344 50,359
Universal Corp. 2,801 111,620
Vector Group Ltd. 16,115 148,097
310,076
Trading Companies & Distributors 1.4%
Alta Equipment Group, Inc.* 2,144 16,337
Applied Industrial
Technologies, Inc. 4,292 262,027
Beacon Roofing Supply, Inc.* 6,252 191,936
BMC Stock Holdings, Inc.* 7,582 300,171
CAI International, Inc. 1,799 47,404
DXP Enterprises, Inc.* 1,926 30,123
EVI Industries, Inc.* 556 16,241
Foundation Building Materials,
Inc.* 2,013 29,309
GATX Corp. 4,015 274,144
General Finance Corp.* 1,359 8,901
GMS, Inc.* 4,731 106,920
H&E Equipment Services, Inc. 3,518 74,019
Herc Holdings, Inc.* 2,723 120,792
Lawson Products, Inc.* 539 22,212
MRC Global, Inc.* 7,907 33,684
Nesco Holdings, Inc.* 1,866 7,744
NOW, Inc.* 11,996 48,824
Rush Enterprises, Inc., Class A 4,533 162,463
Rush Enterprises, Inc., Class
B 981 30,852
SiteOne Landscape Supply,
Inc.* 4,959 592,551
Systemax, Inc. 1,581 44,948
Textainer Group Holdings Ltd.* 6,037 87,295
Titan Machinery, Inc.* 2,323 34,822
Transcat , Inc.* 776 23,986
Triton International Ltd. 6,833 252,001
Veritiv Corp.* 1,629 23,458
WESCO International, Inc.* 5,454 224,923
Willis Lease Finance Corp.* 380 8,060
3,076,147

132 - Statement of Investments - October 31, 2020 - Nationwide Small Cap Index Fund
Common Stocks
Shares Value ($)
Water Utilities 0.5%
American States Water Co. 4,236 316,387
Artesian Resources Corp.,
Class A 916 32,271
Cadiz, Inc.*(a) 2,243 21,420
California Water Service
Group 5,709 254,450
Consolidated Water Co. Ltd. 1,436 14,446
Global Water Resources, Inc. 1,383 14,660
Middlesex Water Co. 1,956 125,458
Pure Cycle Corp.* 2,316 20,381
SJW Group 3,063 185,893
York Water Co. (The) 1,503 63,502
1,048,868
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.* 5,236 48,904
Gogo , Inc.* 5,938 47,742
Shenandoah
Telecommunications Co. 5,541 241,698
Spok Holdings, Inc. 2,204 20,012
358,356
Total Common Stocks
(cost $216,791,825) 216,922,578
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
CONTRA ADURO BIOTECH I,
CVR*∞ 1,489 0
Oncternal Therapeutics, Inc.,
CVR*∞ 95 195
195
Capital Markets 0.0%
†
HC2 Holdings 2, Inc., expiring
11/20/2020*∞(a) 5,558 0
Total Rights
(cost $197) 195
Short-Term Investment 0.4%
Shares
Money Market Fund 0.4%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(c)(d) 916,132 916,132
Total Short-Term Investment
(cost $916,132) 916,132
Repurchase Agreement 4.3%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price
$9,401,409, collateralized
by U.S. Treasury
Note, 1.63%, maturing
11/15/2022; total market
value $9,609,833.(d)(e) 9,401,362 9,401,362
Total Repurchase Agreement
(cost $9,401,362) 9,401,362
Total Investments
(cost $227,109,516) — 104.5% 227,240,267
Liabilities in excess of other assets — (4.5)% (9,721,956)
NET ASSETS — 100.0%
$ 217,518,311
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $11,480,4 38, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $916,132 and $9,401,362,
respectively, and by $2,027,514 of collateral in the form of
U.S. Government Treasury Securities, interest rates ranging
from 0.00% - 8.00%, and maturity dates ranging from
1/21/2021 – 5/15/2050; a total value of $12,345,008.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities at October 31, 2020 was
$232,600 which represents 0.11% of net assets.
(c) Represents 7-day effective yield as of October 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $10,317,494.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

Nationwide Small Cap Index Fund - October 31, 2020 - Statement of Investments - 133
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 20 12/2020 USD 1,536,800 (43,638)
(43,638)
At October 31, 2020, the Fund had $146,600 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

134 - Statements of Assets and Liabilities - October 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Assets:
Investment securities of affiliated issuers, at value $ 88,040 $ —
Investment securities of unaffiliated issuers, at value
*
987,082,805 1,089,244,709
Repurchase agreement, at value 70,566 6,167,999
Cash 87,002,714 1,729,197
Deposits with broker for futures contracts — 1,588,409
Foreign currencies, at value — 11,153,289
Interest and dividends receivable 5,119,522 2,829,522
Security lending income receivable 29 10,405
Receivable for investments sold 16,421,987 637,130
Receivable for capital shares issued 1,059,026 119,351
Reclaims receivable — 2,806,503
Receivable for variation margin on futures contracts — 34,581
Receivable for reimbursement from investment adviser (Note 3) — —
Prepaid expenses 24,631 27,336
Total Assets 1,096,869,320 1,116,348,431
Liabilities:
Payable for investments purchased 96,729,548 —
Distributions payable 54,812 —
Payable for capital shares redeemed 2,689,057 308,335
Payable for variation margin on futures contracts — —
Payable upon return of securities loaned (Note 2) 77,442 6,769,050
Accrued expenses and other payables:
Investment advisory fees 139,672 240,748
Fund administration fees 37,309 42,772
Distribution fees 54,225 49,439
Administrative servicing fees 39,264 73,177
Accounting and transfer agent fees 12,292 2,146
Trustee fees 3,354 3,913
Custodian fees 6,981 24,589
Compliance program costs (Note 3) 303 388
Professional fees 33,878 31,018
Printing fees 13,204 14,020
Other 12,565 104,445
Total Liabilities 99,903,906 7,664,040
Net Assets $ 996,965,414 $ 1,108,684,391
* Includes value of securities on loan (Note 2) 75,549 26,385,409
Cost of investment securities of affiliated issuers 43,862 —
Cost of investment securities of unaffiliated issuers 926,685,187 932,448,387
Cost of repurchase agreement 70,566 6,167,999
Cost of foreign currencies — 11,147,477
Represented by:
Capital $ 940,056,409 $ 1,091,237,466
Total distributable earnings (loss) 56,909,005 17,446,925
Net Assets $ 996,965,414 $ 1,108,684,391

Index Funds - October 31, 2020 - Statements of Assets and Liabilities - 135
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE Arca
Tech 100 Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
$ — $ — $ — $ —
698,656,903 634,938,068 1,071,207,161 217,838,905
2,314,384 24,902,351 1,271,285 9,401,362
6,356,187 627,793 14,273,042 1,441,686
463,800 — 1,212,200 146,600
— — — —
300,573 188,947 957,329 62,862
2,328 2,948 702 31,976
— 3,515,149 — 12,530
146,096 755,798 920,206 78,415
— — — —
— — — —
— — — 89
25,514 34,159 35,071 21,852
708,265,785 664,965,213 1,089,876,996 229,036,277
129,017 — — 119,869
— — — —
1,156,855 420,904 6,624,596 825,867
23,120 47,945 190,661 26,171
2,539,913 27,329,003 1,395,168 10,317,494
115,805 124,645 120,677 32,975
30,881 28,624 41,550 19,324
61,756 129,417 152,363 38,512
37,541 174,329 378,131 56,171
4,762 18,221 9,641 3,474
2,259 1,983 4,942 695
7,743 4,374 9,925 3,715
222 195 355 69
23,968 22,598 24,224 15,754
19,973 36,271 15,569 19,213
84,969 6,599 85,485 38,663
4,238,784 28,345,108 9,053,287 11,517,966
$ 704,027,001 $ 636,620,105 $ 1,080,823,709 $ 217,518,311
4,971,810 26,363,124 3,072,461 11,480,4 38
— — — —
598,835,325 223,593,822 790,459,412 217,708,154
2,314,384 24,902,351 1,271,285 9,401,362
— — — —
$ 591,214,883 $ 201,666,091 $ 804,848,794 $ 225,241,693
112,812,118 434,954,014 275,974,915 (7,723,382)
$ 704,027,001 $ 636,620,105 $ 1,080,823,709 $ 217,518,311

136 - Statements of Assets and Liabilities - October 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond Index
Fund
Nationwide International
Index Fund
Net Assets:
Class A Shares $ 252,915,889 $ 166,664,196
Class C Shares 1,182,531 3,059,194
Class R Shares — 21,325,043
Class R6 Shares 733,795,430 910,955,529
Institutional Service Class Shares 9,071,564 6,680,429
Service Class Shares — —
Total $ 996,965,414 $ 1,108,684,391
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 21,543,988 23,515,967
Class C Shares 100,726 464,971
Class R Shares — 3,018,967
Class R6 Shares 62,626,264 127,661,062
Institutional Service Class Shares 774,439 937,339
Service Class Shares — —
Total 85,045,417 155,598,306
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 11.74(a) $ 7.09(b)
Class C Shares $ 11.74(c) $ 6.58(c)
Class R Shares $ — $ 7.06
Class R6 Shares $ 11.72 $ 7.14
Institutional Service Class Shares $ 11.71 $ 7.13
Service Class Shares $ — $ —
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 12.01 $ 7.52
Maximum Sales Charge:
Class A Shares 2.25% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(c) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Index Funds - October 31, 2020 - Statements of Assets and Liabilities - 137
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE Arca
Tech 100 Index Fund
Nationwide S&P 500 Index
Fund
Nationwide Small Cap
Index Fund
$ 212,218,847 $ 324,797,641 $ 124,884,611 $ 127,383,741
9,266,569 62,330,938 46,181,204 3,684,615
14,720,475 — 116,747,834 15,382,405
455,057,955 23,808,156 203,736,308 64,779,131
12,763,155 225,683,370 359,249,180 6,288,419
— — 230,024,572 —
$ 704,027,001 $ 636,620,105 $ 1,080,823,709 $ 217,518,311
14,978,797 3,114,974 7,701,782 14,064,846
730,019 679,733 2,929,526 445,794
1,058,300 — 7,234,264 1,734,068
31,435,192 225,971 12,429,627 6,930,175
881,835 2,141,405 21,987,092 673,481
— — 14,168,482 —
49,084,143 6,162,083 66,450,773 23,848,364
$ 14.17 (b) $ 104.27(b) $ 16.22(b) $ 9.06(b)
$ 12.69(c) $ 91.70(c) $ 15.76(c) $ 8.27(c)
$ 13.91 $ — $ 16.14 $ 8.87
$ 14.48 $ 105.36 $ 16.39 $ 9.35
$ 14.47 $ 105.39 $ 16.34 $ 9.34
$ — $ — $ 16.23 $ —
$ 15.03 $ 110.63 $ 17.21 $ 9.61
5.75% 5.75% 5.75% 5.75%

138 - Statements of Operations - For the Year Ended October 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Bond
Index Fund
Nationwide
International Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 22,241,595 $ —
Interest income from affiliated issuers 5,063 —
Income from securities lending (Note 2) 271 281,442
Dividend income from unaffiliated issuers — 31,216,053
Income from non-cash dividends from unaffiliated issuers — 1,713,673
Foreign tax withholding (36) (2,673,120)
Total Income 22,246,893 30,538,048
EXPENSES:
Investment advisory fees 1,755,716 2,989,829
Fund administration fees 320,095 396,535
Distribution fees Class A 581,009 438,212
Distribution fees Class C 12,012 30,079
Distribution fees Class R — 82,230
Distribution fees Service Class — —
Administrative servicing fees Class A 395,150 297,984
Administrative servicing fees Class C 1,201 3,009
Administrative servicing fees Class R — 36,246
Administrative servicing fees Institutional Service Class 19,746 10,022
Administrative servicing fees Service Class — —
Registration and filing fees 58,141 69,037
Professional fees 90,567 169,787
Printing fees 18,052 25,029
Trustee fees 30,300 38,201
Custodian fees 31,197 81,806
Accounting and transfer agent fees 79,105 34,259
Compliance program costs (Note 3) 3,054 3,615
Other 27,873 176,710
Total expenses before fees waived and expenses reimbursed 3,423,218 4,882,590
Investment advisory fees waived (Note 3) (189,792) —
Expenses reimbursed by adviser (Note 3) — —
Net Expenses 3,233,426 4,882,590
NET INVESTMENT INCOME 19,013,467 25,655,458
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers 7,608,236 (49,986,402)
Expiration or closing of futures contracts (Note 2) — 2,495,886
Foreign currency transactions (Note 2) — 673,696
TBA Sale Commitments 94 —
Net realized gains (losses) 7,608,330 (46,816,820)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 846 —
Investment securities of unaffiliated issuers 20,637,566 (58,378,294)
Futures contracts (Note 2) — (1,058,036)
Translation of assets and liabilities denominated in foreign currencies — 190,572
Net change in unrealized appreciation/depreciation 20,638,412 (59,245,758)
Net realized/unrealized gains (losses) 28,246,742 (106,062,578)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 47,260,209 $ (80,407,120)
Amounts designated as "—" are zero or have been rounded to zero.

Index Funds - For the Year Ended October 31, 2020 - Statements of Operations - 139
Nationwide Mid Cap
Market Index Fund
Nationwide NYSE
Arca Tech 100 Index
Fund
Nationwide S&P 500
Index Fund
Nationwide Small
Cap Index Fund
$ 92,046 $ 19,895 $ 74,552 $ 26,503
— — — —
82,945 42,156 24,263 313,650
11,515,488 9,027,477 20,626,891 2,856,183
— — — —
(775) (125,200) — (3,192)
11,689,704 8,964,328 20,725,706 3,193,144
1,471,612 1,642,826 1,363,839 426,674
268,171 240,844 354,533 107,077
582,830 841,379 324,860 336,659
116,853 641,057 503,052 43,970
84,770 — 524,128 73,151
— — 363,227 —
368,476 335,597 245,906 228,927
10,940 47,763 35,214 5,142
37,112 — 258,327 33,661
21,399 302,687 915,088 12,768
— — 605,372 —
70,764 74,321 86,754 66,964
62,923 58,975 73,115 43,635
27,961 104,603 32,036 18,808
23,310 20,526 34,021 7,009
23,739 23,092 38,656 11,344
30,033 113,804 63,491 20,599
2,143 2,003 3,398 644
93,553 20,499 102,170 11,792
3,296,589 4,469,976 5,927,187 1,448,824
(75,463) — — (44,909)
— — — (38,646)
3,221,126 4,469,976 5,927,187 1,365,269
8,468,578 4,494,352 14,798,519 1,827,875
12,233,505 33,279,941 (1,211,376) (6,338,351)
3,623,236 589,280 2,523,766 2,214,207
— — — —
— — — —
15,856,741 33,869,221 1,312,390 (4,124,144)
— — — —
(28,973,212) 48,351,367 82,506,929 2,115,700
49,883 (50,382) (1,134,192) (85,546)
— — — —
(28,923,329) 48,300,985 81,372,737 2,030,154
(13,066,588) 82,170,206 82,685,127 (2,093,990)
$ (4,598,010) $ 86,664,558 $ 97,483,646 $ (266,115)

The accompanying notes are an integral part of these financial statements.
140 - Statements of Changes in Net Assets - October 31, 2020 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 19,013,467 $ 21,056,676
Net realized gains (losses) 7,608,330 2,595,350
Net change in unrealized appreciation/depreciation 20,638,412 63,733,880
Change in net assets resulting from operations 47,260,209 87,385,906
Distributions to Shareholders From:
Distributable earnings:
Class A (4,413,724) (5,091,134)
Class C (14,492) (20,654)
Class R — —
Class R6 (16,473,118) (16,806,642)
Institutional Service Class (163,483) (144,793)
Change in net assets from shareholder distributions (21,064,817) (22,063,223)
Change in net assets from capital transactions 106,527,909 25,255,817
Change in net assets 132,723,301 90,578,500
Net Assets:
Beginning of year 864,242,113 773,663,613
End of year $ 996,965,414 $ 864,242,113
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 98,325,224 $ 87,281,932
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 3,636,268 4,210,906
Cost of shares redeemed (81,725,212) (71,261,618)
Total Class A Shares 20,236,280 20,231,220
Class C Shares
Proceeds from shares issued 472,808 355,197
Dividends reinvested 14,331 20,170
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed (381,634) (585,029)
Total Class C Shares 105,505 (209,662)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 302,651,057 132,222,253
Dividends reinvested 16,473,118 16,806,642
Cost of shares redeemed (234,408,641) (147,591,451)
Total Class R6 Shares 84,715,534 1,437,444
Institutional Service Class Shares
Proceeds from shares issued 4,220,289 5,586,481
Dividends reinvested 163,475 144,793
Cost of shares redeemed (2,913,174) (1,934,459)
Total Institutional Service Class Shares 1,470,590 3,796,815
Change in net assets from capital transactions $ 106,527,909 $ 25,255,817

Index Funds - October 31, 2020 - Statements of Changes in Net Assets - 141
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 25,655,458 $ 39,988,093 $ 8,468,578 $ 11,074,850
(46,816,820) 40,261,384 15,856,741 149,971,225
(59,245,758) 58,928,831 (28,923,329) (96,685,463)
(80,407,120) 139,178,308 (4,598,010) 64,360,612
(5,630,921) (11,309,836) (13,911,622) (47,454,247)
(80,027) (192,648) (761,511) (3,347,223)
(375,131) (474,500) (1,021,805) (3,899,008)
(36,939,280) (77,508,546) (27,883,303) (79,781,848)
(211,107) (402,730) (859,726) (3,602,947)
(43,236,466) (89,888,260) (44,437,967) (138,085,273)
(108,496,089) (158,764,873) (83,499,034) (329,962,615)
(232,139,675) (109,474,825) (132,535,011) (403,687,276)
1,340,824,066 1,450,298,891 836,562,012 1,240,249,288
$ 1,108,684,391 $ 1,340,824,066 $ 704,027,001 $ 836,562,012
$ 31,072,348 $ 42,731,628 $ 26,055,764 $ 38,903,844
946 19,021 1,336 55,007
5,402,483 10,752,228 12,781,786 43,305,230
(44,504,810) (68,242,701) (79,679,484) (73,273,999)
(8,029,033) (14,739,824) (40,840,598) 8,990,082
1,807,370 578,820 568,326 2,254,708
73,189 173,872 755,118 3,290,386
(946) (19,021) (1,336) (55,007)
(1,647,473) (1,802,507) (6,153,298) (7,107,729)
232,140 (1,068,836) (4,831,190) (1,617,642)
15,040,341 5,926,592 5,574,494 9,323,072
344,390 386,636 793,748 2,099,101
(4,791,648) (3,540,490) (10,892,603) (13,089,835)
10,593,083 2,772,738 (4,524,361) (1,667,662)
116,791,939 91,405,665 72,381,897 78,041,715
36,939,280 77,508,501 27,618,203 79,340,654
(264,891,943) (315,596,647) (131,193,275) (488,912,755) (a)
(111,160,724) (146,682,481) (31,193,175) (331,530,386)
2,502,444 7,102,946 2,381,916 4,164,506
193,343 343,289 859,726 3,602,947
(2,827,342) (6,492,705) (5,351,352) (11,904,460)
(131,555) 953,530 (2,109,710) (4,137,007)
$ (108,496,089) $ (158,764,873) $ (83,499,034) $ (329,962,615)

The accompanying notes are an integral part of these financial statements.
142 - Statements of Changes in Net Assets - October 31, 2020 - Index Funds
Nationwide Bond Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 8,427,548 8,032,822
Issued in class conversion (Note 1) — —
Reinvested 311,937 382,245
Redeemed (7,095,625) (6,495,749)
Total Class A Shares 1,643,860 1,919,318
Class C Shares
Issued 41,024 32,102
Reinvested 1,229 1,832
Redeemed in class conversion (Note 1) — —
Redeemed (32,780) (52,079)
Total Class C Shares 9,473 (18,145)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 26,362,817 12,148,901
Reinvested 1,416,266 1,527,800
Redeemed (20,634,024) (13,557,557)
Total Class R6 Shares 7,145,059 119,144
Institutional Service Class Shares
Issued 361,762 514,547
Reinvested 14,050 13,106
Redeemed (253,123) (177,066)
Total Institutional Service Class Shares 122,689 350,587
Total change in shares 8,921,081 2,370,904
Amounts designated as "—" are zero or have been rounded to zero.
(a) Amount includes in-kind redemptions. (See Note 3)

Index Funds - October 31, 2020 - Statements of Changes in Net Assets - 143
Nationwide International Index Fund Nationwide Mid Cap Market Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
4,502,534 5,658,555 1,926,105 2,574,418
131 2,560 97 3,752
690,023 1,513,509 845,825 3,288,570
(6,085,269) (9,009,065) (5,747,138) (4,836,255)
(892,581) (1,834,441) (2,975,111) 1,030,485
304,762 82,164 46,843 167,680
9,990 26,274 55,317 276,733
(141) (2,745) (108) (4,158)
(244,471) (259,239) (486,603) (545,472)
70,140 (153,546) (384,551) (105,217)
2,286,250 790,251 410,743 653,779
44,457 54,400 53,282 162,096
(658,622) (479,247) (795,931) (888,195)
1,672,085 365,404 (331,906) (72,320)
16,145,497 12,206,584 6,096,382 5,525,363
4,706,208 10,856,606 1,802,976 5,895,360
(36,021,142) (42,145,329) (9,384,514) (29,425,844) (a)
(15,169,437) (19,082,139) (1,485,156) (18,005,121)
340,131 940,034 167,185 278,491
24,624 47,964 55,964 268,206
(382,068) (836,375) (384,212) (783,672)
(17,313) 151,623 (161,063) (236,975)
(14,337,106) (20,553,099) (5,337,787) (17,389,148)

The accompanying notes are an integral part of these financial statements.
144 - Statements of Changes in Net Assets - October 31, 2020 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 4,494,352 $ 5,230,578
Net realized gains (losses) 33,869,221 5,189,402
Net change in unrealized appreciation/depreciation 48,300,985 88,975,061
Change in net assets resulting from operations 86,664,558 99,395,041
Distributions to Shareholders From:
Distributable earnings:
Class A (6,707,109) (8,971,382)
Class C (1,168,389) (1,653,505)
Class R — —
Class R6 (467,767) (519,680)
Institutional Service Class (5,351,866) (6,288,300)
Service Class — —
Change in net assets from shareholder distributions (13,695,131) (17,432,867)
Change in net assets from capital transactions (114,153,743) 27,435,802
Change in net assets (41,184,316) 109,397,976
Net Assets:
Beginning of year 677,804,421 568,406,445
End of year $ 636,620,105 $ 677,804,421
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 34,064,059 $ 72,816,999
Proceeds from shares issued from class conversion (Note 1) 214,586 1,100,370
Dividends reinvested 6,490,899 8,697,874
Cost of shares redeemed (92,425,720) (90,359,135)
Total Class A Shares (51,656,176) (7,743,892)
Class C Shares
Proceeds from shares issued 6,842,820 16,528,564
Dividends reinvested 1,121,314 1,584,140
Cost of shares redeemed in class conversion (Note 1) (214,586) (1,100,370)
Cost of shares redeemed (16,359,711) (20,800,543)
Total Class C Shares (8,610,163) (3,788,209)
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 11,530,798 7,772,734
Dividends reinvested 463,395 511,433
Cost of shares redeemed (9,378,637) (6,900,969)
Total Class R6 Shares 2,615,556 1,383,198
Institutional Service Class Shares
Proceeds from shares issued 60,184,508 124,437,037
Dividends reinvested 5,115,387 6,046,789
Cost of shares redeemed (121,802,855) (92,899,121)
Total Institutional Service Class Shares (56,502,960) 37,584,705
Service Class Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Service Class Shares — —
Change in net assets from capital transactions $ (114,153,743) $ 27,435,802

Index Funds - October 31, 2020 - Statements of Changes in Net Assets - 145
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 14,798,519 $ 27,891,765 $ 1,827,875 $ 2,876,422
1,312,390 1,072,927,650 (4,124,144) 55,378,048
81,372,737 (919,111,663) 2,030,154 (44,821,595)
97,483,646 181,707,752 (266,115) 13,432,875
(7,901,889) (18,569,635) (10,726,567) (62,000,822)
(2,908,540) (6,443,983) (401,260) (2,086,144)
(5,540,959) (10,455,217) (1,082,667) (3,633,425)
(11,118,403) (145,058,984) (5,035,812) (31,075,643)
(23,351,492) (45,647,981) (393,156) (2,062,207)
(14,994,050) (37,153,701) — —
(65,815,333) (263,329,501) (17,639,462) (100,858,241)
(21,042,266) (1,745,947,477) (13,695,445) (95,734,609)
10,626,047 (1,827,569,226) (31,601,022) (183,159,975)
1,070,197,662 2,897,766,888 249,119,333 432,279,308
$ 1,080,823,709 $ 1,070,197,662 $ 217,518,311 $ 249,119,333
$ 31,295,802 $ 37,733,375 $ 18,817,256 $ 38,718,786
— 121,945 — 35,655
7,451,817 16,845,251 10,264,384 60,505,350
(49,147,590) (53,999,858) (43,204,053) (106,885,799)
(10,399,971) 700,713 (14,122,413) (7,626,008)
7,262,130 14,346,442 105,174 876,001
2,798,042 6,147,887 393,284 2,035,786
— (121,945) — (35,655)
(16,754,643) (14,228,761) (1,784,539) (2,655,888)
(6,694,471) 6,143,623 (1,286,081) 220,244
43,175,419 36,938,627 5,284,915 8,395,811
5,481,693 10,254,971 1,020,122 3,212,708
(28,100,603) (26,342,625) (4,589,356) (5,457,695)
20,556,509 20,850,973 1,715,681 6,150,824
73,937,019 59,758,735 12,612,827 17,203,231
10,835,170 144,882,667 5,035,812 31,075,643
(54,648,140) (2,008,080,961) (a) (18,738,876) (143,393,317) (a)
30,124,049 (1,803,439,559) (1,090,237) (95,114,443)
56,555,241 56,798,885 2,920,101 4,970,889
23,309,840 45,560,340 393,156 2,043,446
(103,753,214) (59,250,312) (2,225,652) (6,379,561)
(23,888,133) 43,108,913 1,087,605 634,774
20,631,965 18,628,978 — —
14,994,050 37,153,701 — —
(66,366,264) (69,094,819) — —
(30,740,249) (13,312,140) — —
$ (21,042,266) $ (1,745,947,477) $ (13,695,445) $ (95,734,609)

The accompanying notes are an integral part of these financial statements.
146 - Statements of Changes in Net Assets - October 31, 2020 - Index Funds
Nationwide NYSE Arca Tech 100 Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 351,934 849,911
Issued in class conversion (Note 1) 2,266 12,326
Reinvested 66,598 110,364
Redeemed (953,677) (1,056,033)
Total Class A Shares (532,879) (83,432)
Class C Shares
Issued 81,388 217,149
Reinvested 13,019 23,120
Redeemed in class conversion (Note 1) (2,569) (13,931)
Redeemed (191,493) (271,481)
Total Class C Shares (99,655) (45,143)
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 115,569 88,927
Reinvested 4,736 6,344
Redeemed (97,500) (77,909)
Total Class R6 Shares 22,805 17,362
Institutional Service Class Shares
Issued 628,719 1,433,053
Reinvested 52,149 75,068
Redeemed (1,252,247) (1,075,468)
Total Institutional Service Class Shares (571,379) 432,653
Service Class Shares
Issued — —
Reinvested — —
Redeemed — —
Total Service Class Shares — —
Total change in shares (1,181,108) 321,440
Amounts designated as "—" are zero or have been rounded to zero.
(a) Amount includes in-kind redemptions. (See Note 3)

Index Funds - October 31, 2020 - Statements of Changes in Net Assets - 147
Nationwide S&P 500 Index Fund Nationwide Small Cap Index Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
2,051,129 2,523,010 2,195,608 3,798,415
— 8,071 — 3,838
473,185 1,265,600 1,058,755 7,054,521
(3,145,520) (3,585,684) (4,890,348) (11,163,227)
(621,206) 210,997 (1,635,985) (306,453)
496,952 1,000,958 12,532 100,714
182,047 475,213 44,189 256,991
— (8,284) — (4,165)
(1,120,973) (994,017) (226,099) (301,666)
(441,974) 473,870 (169,378) 51,874
2,875,853 2,479,823 617,788 850,756
349,177 773,449 107,194 380,765
(1,854,814) (1,798,158) (520,542) (565,022)
1,370,216 1,455,114 204,440 666,499
4,641,395 3,929,330 1,480,945 1,719,873
682,422 10,838,358 506,427 3,518,070
(3,450,558) (128,829,602) (a) (2,013,748) (11,906,610) (a)
1,873,259 (114,061,914) (26,376) (6,668,667)
3,674,388 3,806,619 316,857 501,756
1,470,228 3,394,089 39,427 231,642
(6,591,721) (3,858,264) (248,334) (675,611)
(1,447,105) 3,342,444 107,950 57,787
1,346,080 1,248,402 — —
951,120 2,790,068 — —
(4,215,974) (4,619,735) — —
(1,918,774) (581,265) — —
(1,185,584) (109,160,754) (1,519,349) (6,198,960)

148 - Financial Highlights - October 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Bond Index Fund
Class A Shares
Year Ended October 31, 2020 $ 11 .37 0.20 0.39 0.59 (0.22) — (0.22) $ 11 .74 5.23% $ 252,915,889 0.65% 1.68% 0.67%
Year Ended October 31, 2019 $ 10 .51 0.25 0.87 1.12 (0.26) — (0.26) $ 11 .37 10.75% $ 226,260,387 0.66% 2.24% 0.67%
Year Ended October 31, 2018 $ 11 .04 0.22 (0.51) (0.29) (0.24) — (0.24) $ 10 .51 (2.68)% $ 188,895,228 0.67% 2.08% 0.67%
Year Ended October 31, 2017 $ 11 .25 0.20 (0.19) 0.01 (0.21) (0.01) (0.22) $ 11 .04 0.17% $ 213,022,268 0.67% 1.77% 0.67%
Year Ended October 31, 2016 $ 11 .14 0.20 0.20 0.40 (0.23) (0.06) (0.29) $ 11 .25 3.63% $ 185,557,723 0.67% 1.81% 0.67%
Class C Shares
Year Ended October 31, 2020 $ 11 .37 0.12 0.39 0.51 (0.14) — (0.14) $ 11 .74 4.52% $ 1,182,531 1.33% 0.99% 1.35%
Year Ended October 31, 2019 $ 10 .50 0.17 0.88 1.05 (0.18) — (0.18) $ 11 .37 10.11% $ 1,037,563 1.34% 1.55% 1.36%
Year Ended October 31, 2018 $ 11 .04 0.15 (0.53) (0.38) (0.16) — (0.16) $ 10 .50 (3.43)% $ 1,149,194 1.35% 1.38% 1.35%
Year Ended October 31, 2017 $ 11 .25 0.12 (0.18) (0.06) (0.14) (0.01) (0.15) $ 11 .04 (0.51)% $ 1,938,975 1.35% 1.09% 1.35%
Year Ended October 31, 2016 $ 11 .14 0.13 0.19 0.32 (0.15) (0.06) (0.21) $ 11 .25 2.95% $ 2,264,316 1.33% 1.13% 1.33%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 11 .35 0.25 0.39 0.64 (0.27) — (0.27) $ 11 .72 5.69% $ 733,795,430 0.23% 2.11% 0.25%
Year Ended October 31, 2019 $ 10 .48 0.29 0.88 1.17 (0.30) — (0.30) $ 11 .35 11.34% $ 629,549,890 0.24% 2.66% 0.26%
Year Ended October 31, 2018 $ 11 .02 0.27 (0.53) (0.26) (0.28) — (0.28) $ 10 .48 (2.38)% $ 580,461,810 0.26% 2.48% 0.26%
Year Ended October 31, 2017 $ 11 .23 0.24 (0.18) 0.06 (0.26) (0.01) (0.27) $ 11 .02 0.58% $ 820,367,755 0.26% 2.19% 0.26%
Year Ended October 31, 2016 $ 11 .11 0.25 0.20 0.45 (0.27) (0.06) (0.33) $ 11 .23 4.16% $ 712,093,601 0.26% 2.22% 0.26%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 11 .35 0.22 0.38 0.60 (0.24) — (0.24) $ 11 .71 5.33% $ 9,071,564 0.48% 1.85% 0.50%
Year Ended October 31, 2019 $ 10 .48 0.26 0.89 1.15 (0.28) — (0.28) $ 11 .35 11.06% $ 7,394,273 0.49% 2.40% 0.51%
Year Ended October 31, 2018 $ 11 .02 0.25 (0.53) (0.28) (0.26) — (0.26) $ 10 .48 (2.59)% $ 3,157,381 0.50% 2.31% 0.50%
Period Ended October 31,
2017(h) $ 10 .92 0.23 0.10 0.33 (0.22) (0.01) (0.23) $ 11 .02 3.07% $ 171,472 0.45% 2.27% 0.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

Index Funds - October 31, 2020 - Financial Highlights - 149
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide International
Index Fund
Class A Shares
Year Ended October 31, 2020 $ 7 .85 0.13 (0.65) (0.52) (0.13) (0.11) (0.24) $ 7 .09 (6.93)% $ 166,664,196 0.75% 1.75% 0.75%
Year Ended October 31, 2019 $ 7 .57 0.20 0.54 0.74 (0.29) (0.17) (0.46) $ 7 .85 10.47% $ 191,579,164 0.74% 2.65% 0.74%
Year Ended October 31, 2018 $ 8 .72 0.20 (0.82) (0.62) (0.22) (0.31) (0.53) $ 7 .57 (7.62)% $ 198,583,745 0.71% 2.39% 0.71%
Year Ended October 31, 2017 $ 7 .25 0.18 1.48 1.66 (0.17) (0.02) (0.19) $ 8 .72 23.17% $ 190,918,580 0.71% 2.29% 0.71%
Year Ended October 31, 2016 $ 7 .75 0.18 (0.42) (0.24) (0.19) (0.07) (0.26) $ 7 .25 (3.13)% $ 154,817,735 0.72% 2.55% 0.72%
Class C Shares
Year Ended October 31, 2020 $ 7 .32 0.07 (0.61) (0.54) (0.09) (0.11) (0.20) $ 6 .58 (7.67)% $ 3,059,194 1.43% 1.09% 1.43%
Year Ended October 31, 2019 $ 7 .08 0.14 0.50 0.64 (0.23) (0.17) (0.40) $ 7 .32 9.75% $ 2,888,515 1.42% 1.97% 1.42%
Year Ended October 31, 2018 $ 8 .21 0.13 (0.75) (0.62) (0.20) (0.31) (0.51) $ 7 .08 (8.18)% $ 3,880,028 1.38% 1.70% 1.38%
Year Ended October 31, 2017 $ 6 .84 0.11 1.40 1.51 (0.12) (0.02) (0.14) $ 8 .21 22.36% $ 6,139,114 1.39% 1.53% 1.39%
Year Ended October 31, 2016 $ 7 .34 0.13 (0.41) (0.28) (0.15) (0.07) (0.22) $ 6 .84 (3.83)% $ 5,729,070 1.39% 1.92% 1.39%
Class R Shares
Year Ended October 31, 2020 $ 7 .84 0.11 (0.67) (0.56) (0.11) (0.11) (0.22) $ 7 .06 (7.37)% $ 21,325,043 1.05% 1.51% 1.05%
Year Ended October 31, 2019 $ 7 .55 0.18 0.54 0.72 (0.26) (0.17) (0.43) $ 7 .84 10.29% $ 10,553,339 1.04% 2.34% 1.04%
Year Ended October 31, 2018 $ 8 .71 0.18 (0.82) (0.64) (0.21) (0.31) (0.52) $ 7 .55 (7.88)% $ 7,413,682 1.02% 2.11% 1.02%
Year Ended October 31, 2017 $ 7 .25 0.14 1.49 1.63 (0.15) (0.02) (0.17) $ 8 .71 22.78% $ 5,734,302 0.99% 1.72% 0.99%
Year Ended October 31, 2016 $ 7 .75 0.16 (0.42) (0.26) (0.17) (0.07) (0.24) $ 7 .25 (3.37)% $ 3,019,089 1.00% 2.27% 1.00%
Class R6 Shares(f)
Year Ended October 31, 2020 $ 7 .90 0.16 (0.65) (0.49) (0.16) (0.11) (0.27) $ 7 .14 (6.51)% $ 910,955,529 0.33% 2.18% 0.33%
Year Ended October 31, 2019 $ 7 .62 0.23 0.55 0.78 (0.33) (0.17) (0.50) $ 7 .90 11.02% $ 1,128,270,647 0.32% 3.02% 0.32%
Year Ended October 31, 2018 $ 8 .76 0.23 (0.81) (0.58) (0.25) (0.31) (0.56) $ 7 .62 (7.22)% $ 1,234,310,025 0.31% 2.74% 0.31%
Year Ended October 31, 2017 $ 7 .29 0.21 1.48 1.69 (0.20) (0.02) (0.22) $ 8 .76 23.51% $ 1,345,318,673 0.31% 2.64% 0.31%
Year Ended October 31, 2016 $ 7 .79 0.22 (0.43) (0.21) (0.22) (0.07) (0.29) $ 7 .29 (2.71)% $ 1,578,665,493 0.31% 2.98% 0.31%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 7 .89 0.15 (0.65) (0.50) (0.15) (0.11) (0.26) $ 7 .13 (6.68)% $ 6,680,429 0.49% 2.04% 0.49%
Year Ended October 31, 2019 $ 7 .61 0.22 0.54 0.76 (0.31) (0.17) (0.48) $ 7 .89 10.78% $ 7,532,401 0.49% 2.96% 0.49%
Year Ended October 31, 2018 $ 8 .76 0.22 (0.82) (0.60) (0.24) (0.31) (0.55) $ 7 .61 (7.40)% $ 6,111,411 0.47% 2.61% 0.47%
Period Ended October 31,
2017(g) $ 7 .26 0.14 1.58 1.72 (0.20) (0.02) (0.22) $ 8 .76 23.97% $ 1,274,712 0.40% 1.80% 0.40%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(g) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6, 2016 through October 31, 2017.

150 - Financial Highlights - October 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Mid Cap Market
Index Fund
Class A Shares
Year Ended October 31, 2020 $ 15 .21 0.12 (0.37) (0.25) (0.15) (0.64) (0.79) $ 14 .17 (1.91)% $ 212,218,847 0.67% 0.88% 0.68%
Year Ended October 31, 2019 $ 17 .09 0.15 0.81 0.96 (0.21) (2.63) (2.84) $ 15 .21 8.25% $ 273,120,931 0.67% 1.00% 0.68%
Year Ended October 31, 2018 $ 19 .31 0.17 (0.01) 0.16 (0.19) (2.19) (2.38) $ 17 .09 0.38% $ 289,155,394 0.67% 0.95% 0.68%
Year Ended October 31, 2017 $ 17 .24 0.17 3.55 3.72 (0.15) (1.50) (1.65) $ 19 .31 22.61% $ 350,705,458 0.68% 0.91% 0.69%
Year Ended October 31, 2016 $ 18 .60 0.16 0.67 0.83 (0.14) (2.05) (2.19) $ 17 .24 5.54% $ 300,822,709 0.69% 0.94% 0.69%
Class C Shares
Year Ended October 31, 2020 $ 13 .73 0.03 (0.35) (0.32) (0.08) (0.64) (0.72) $ 12 .69 (2.65)% $ 9,266,569 1.36% 0.21% 1.37%
Year Ended October 31, 2019 $ 15 .74 0.04 0.72 0.76 (0.14) (2.63) (2.77) $ 13 .73 7.55% $ 15,300,757 1.36% 0.33% 1.37%
Year Ended October 31, 2018 $ 17 .99 0.04 0.01 0.05 (0.11) (2.19) (2.30) $ 15 .74 (0.28)% $ 19,195,288 1.35% 0.26% 1.36%
Year Ended October 31, 2017 $ 16 .21 — 3.38 3.38 (0.10) (1.50) (1.60) $ 17 .99 21.79% $ 21,434,484 1.36% 0.22% 1.37%
Year Ended October 31, 2016 $ 17 .66 0.04 0.62 0.66 (0.06) (2.05) (2.11) $ 16 .21 4.78% $ 12,418,406 1.37% 0.26% 1.37%
Class R Shares
Year Ended October 31, 2020 $ 14 .95 0.08 (0.37) (0.29) (0.11) (0.64) (0.75) $ 13 .91 (2.23)% $ 14,720,475 0.99% 0.58% 1.00%
Year Ended October 31, 2019 $ 16 .85 0.10 0.80 0.90 (0.17) (2.63) (2.80) $ 14 .95 7.96% $ 20,785,845 0.99% 0.69% 1.00%
Year Ended October 31, 2018 $ 19 .09 0.12 (0.02) 0.10 (0.15) (2.19) (2.34) $ 16 .85 0.03% $ 24,648,569 0.97% 0.64% 0.98%
Year Ended October 31, 2017 $ 17 .07 0.11 3.53 3.64 (0.12) (1.50) (1.62) $ 19 .09 22.31% $ 25,705,173 0.96% 0.62% 0.97%
Year Ended October 31, 2016 $ 18 .45 0.11 0.66 0.77 (0.10) (2.05) (2.15) $ 17 .07 5.22% $ 15,066,654 0.96% 0.65% 0.97%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 15 .53 0.18 (0.38) (0.20) (0.21) (0.64) (0.85) $ 14 .48 (1.52)% $ 455,057,955 0.27% 1.28% 0.28%
Year Ended October 31, 2019 $ 17 .38 0.22 0.83 1.05 (0.27) (2.63) (2.90) $ 15 .53 8.74% $ 511,164,558 0.27% 1.41% 0.28%
Year Ended October 31, 2018 $ 19 .60 0.25 (0.01) 0.24 (0.27) (2.19) (2.46) $ 17 .38 0.78% $ 885,016,786 0.26% 1.36% 0.27%
Year Ended October 31, 2017 $ 17 .47 0.25 3.61 3.86 (0.23) (1.50) (1.73) $ 19 .60 23.15% $ 857,985,640 0.26% 1.34% 0.27%
Year Ended October 31, 2016 $ 18 .82 0.23 0.68 0.91 (0.21) (2.05) (2.26) $ 17 .47 5.96% $ 888,878,007 0.27% 1.35% 0.27%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 15 .52 0.16 (0.38) (0.22) (0.19) (0.64) (0.83) $ 14 .47 (1.68)% $ 12,763,155 0.42% 1.14% 0.43%
Year Ended October 31, 2019 $ 17 .37 0.18 0.83 1.01 (0.23) (2.63) (2.86) $ 15 .52 8.48% $ 16,189,921 0.48% 1.19% 0.49%
Year Ended October 31, 2018 $ 19 .59 0.20 — 0.20 (0.23) (2.19) (2.42) $ 17 .37 0.58% $ 22,233,251 0.48% 1.10% 0.49%
Period Ended October 31,
2017(i) $ 19 .23 0.22 1.86 2.08 (0.22) (1.50) (1.72) $ 19 .59 11.76% $ 2,080,691 0.41% 1.31% 0.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6,
2016 through October 31, 2017.

Index Funds - October 31, 2020 - Financial Highlights - 151
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide NYSE Arca Tech
100 Index Fund
Class A Shares
Year Ended October 31, 2020 $ 93 .06 0.65 12.46 13.11 (0.59) (1.31) (1.90) $ 104 .27 14.23% $ 324,797,641 0.70% 0.66% 0.70%
Year Ended October 31, 2019 $ 81 .72 0.71 13.02 13.73 (0.65) (1.74) (2.39) $ 93 .06 17.34% $ 339,453,197 0.71% 0.82% 0.71%
Year Ended October 31, 2018 $ 78 .46 0.48 5.83 6.31 (0.40) (2.65) (3.05) $ 81 .72 8.22% $ 304,904,760 0.74% 0.57% 0.74%
Year Ended October 31, 2017 $ 58 .73 0.42 19.83 20.25 (0.52) — (0.52) $ 78 .46 34.68% $ 297,898,226 0.79% 0.62% 0.79%
Year Ended October 31, 2016 $ 55 .34 0.55 3.22 3.77 (0.38) — (0.38) $ 58 .73 6.87% $ 228,935,777 0.84% 0.99% 0.84%
Class C Shares
Year Ended October 31, 2020 $ 82 .29 (0.06) 11.00 10.94 (0.22) (1.31) (1.53) $ 91 .70 13.42% $ 62,330,938 1.42% (0.07)% 1.42%
Year Ended October 31, 2019 $ 72 .68 0.05 11.52 11.57 (0.22) (1.74) (1.96) $ 82 .29 16.46% $ 64,137,115 1.46% 0.07% 1.46%
Year Ended October 31, 2018 $ 70 .31 (0.12) 5.21 5.09 (0.07) (2.65) (2.72) $ 72 .68 7.44% $ 59,925,093 1.46% (0.16)% 1.46%
Year Ended October 31, 2017 $ 52 .82 (0.07) 17.80 17.73 (0.24) — (0.24) $ 70 .31 33.70% $ 45,734,066 1.52% (0.12)% 1.52%
Year Ended October 31, 2016 $ 49 .98 0.12 2.91 3.03 (0.19) — (0.19) $ 52 .82 6.09% $ 31,639,383 1.58% 0.24% 1.58%
Class R6 Shares(f)
Year Ended October 31, 2020 $ 94 .03 0.99 12.59 13.58 (0.94) (1.31) (2.25) $ 105 .36 14.63% $ 23,808,156 0.35% 0.99% 0.35%
Year Ended October 31, 2019 $ 82 .54 1.01 13.16 14.17 (0.94) (1.74) (2.68) $ 94 .03 17.74% $ 19,102,850 0.37% 1.15% 0.37%
Year Ended October 31, 2018 $ 79 .18 0.77 5.88 6.65 (0.64) (2.65) (3.29) $ 82 .54 8.59% $ 15,335,774 0.39% 0.90% 0.39%
Year Ended October 31, 2017 $ 59 .25 0.65 20.03 20.68 (0.75) — (0.75) $ 79 .18 35.17% $ 7,870,252 0.43% 0.93% 0.43%
Year Ended October 31, 2016 $ 55 .83 0.71 3.30 4.01 (0.59) — (0.59) $ 59 .25 7.26% $ 2,909,859 0.47% 1.28% 0.47%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 94 .04 0.88 12.59 13.47 (0.81) (1.31) (2.12) $ 105 .39 14.49% $ 225,683,370 0.48% 0.88% 0.48%
Year Ended October 31, 2019 $ 82 .56 0.90 13.17 14.07 (0.85) (1.74) (2.59) $ 94 .04 17.60% $ 255,111,259 0.49% 1.02% 0.49%
Year Ended October 31, 2018 $ 79 .20 0.67 5.89 6.56 (0.55) (2.65) (3.20) $ 82 .56 8.47% $ 188,240,818 0.50% 0.79% 0.50%
Year Ended October 31, 2017 $ 59 .26 0.57 20.03 20.60 (0.66) — (0.66) $ 79 .20 35.01% $ 114,920,438 0.56% 0.82% 0.56%
Year Ended October 31, 2016 $ 55 .85 0.68 3.24 3.92 (0.51) — (0.51) $ 59 .26 7.09% $ 65,840,861 0.61% 1.23% 0.61%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

152 - Financial Highlights - October 31, 2020 - Index Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide S&P 500 Index
Fund
Class A Shares
Year Ended October 31, 2020 $ 15.78 0.20 1.19 1.39 (0.25) (0.70) (0.95) $ 16.22 9.08%(f) $ 124,884,611 0.64% 1.27% 0.64%
Year Ended October 31, 2019 $ 16.28 0.26 1.51 1.77 (0.27) (2.00) (2.27) $ 15.78 13.64% $ 131,342,529 0.64% 1.75% 0.64%
Year Ended October 31, 2018 $ 16.29 0.22 0.85 1.07 (0.25) (0.83) (1.08) $ 16.28 6.67% $ 132,086,189 0.59% 1.33% 0.59%
Year Ended October 31, 2017 $ 14.22 0.22 2.88 3.10 (0.22) (0.81) (1.03) $ 16.29 22.90% $ 122,699,246 0.59% 1.45% 0.59%
Year Ended October 31, 2016 $ 15.27 0.23 0.28 0.51 (0.22) (1.34) (1.56) $ 14.22 3.88% $ 103,686,629 0.60% 1.64% 0.60%
Class C Shares
Year Ended October 31, 2020 $ 15.36 0.10 1.16 1.26 (0.16) (0.70) (0.86) $ 15.76 8.36% $ 46,181,204 1.27% 0.65% 1.27%
Year Ended October 31, 2019 $ 15.92 0.17 1.45 1.62 (0.18) (2.00) (2.18) $ 15.36 12.85% $ 51,802,776 1.27% 1.14% 1.27%
Year Ended October 31, 2018 $ 15.95 0.11 0.84 0.95 (0.15) (0.83) (0.98) $ 15.92 6.04% $ 46,120,304 1.24% 0.68% 1.24%
Year Ended October 31, 2017 $ 13.95 0.12 2.83 2.95 (0.14) (0.81) (0.95) $ 15.95 22.11% $ 39,459,765 1.24% 0.80% 1.24%
Year Ended October 31, 2016 $ 15.02 0.13 0.28 0.41 (0.14) (1.34) (1.48) $ 13.95 3.20% $ 28,618,578 1.24% 0.97% 1.24%
Class R Shares
Year Ended October 31, 2020 $ 15.71 0.15 1.19 1.34 (0.21) (0.70) (0.91) $ 16.14 8.72% $ 116,747,834 0.94% 0.94% 0.94%
Year Ended October 31, 2019 $ 16.23 0.24 1.49 1.73 (0.25) (2.00) (2.25) $ 15.71 13.40% $ 92,127,960 0.84% 1.59% 0.84%
Year Ended October 31, 2018 $ 16.24 0.19 0.86 1.05 (0.23) (0.83) (1.06) $ 16.23 6.53% $ 71,548,247 0.76% 1.16% 0.76%
Year Ended October 31, 2017 $ 14.20 0.16 2.90 3.06 (0.21) (0.81) (1.02) $ 16.24 22.58% $ 53,224,497 0.88% 1.07% 0.88%
Year Ended October 31, 2016 $ 15.25 0.20 0.28 0.48 (0.19) (1.34) (1.53) $ 14.20 3.69% $ 4,552,978 0.81% 1.41% 0.81%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 15.94 0.27 1.20 1.47 (0.32) (0.70) (1.02) $ 16.39 9.53% $ 203,736,308 0.20% 1.70% 0.20%
Year Ended October 31, 2019 $ 16.43 0.34 1.51 1.85 (0.34) (2.00) (2.34) $ 15.94 14.09% $ 168,299,693 0.19% 2.29% 0.19%
Year Ended October 31, 2018 $ 16.42 0.29 0.87 1.16 (0.32) (0.83) (1.15) $ 16.43 7.19% $ 2,047,162,422 0.17% 1.76% 0.17%
Year Ended October 31, 2017 $ 14.33 0.28 2.91 3.19 (0.29) (0.81) (1.10) $ 16.42 23.36% $ 2,034,151,407 0.17% 1.85% 0.17%
Year Ended October 31, 2016 $ 15.37 0.29 0.29 0.58 (0.28) (1.34) (1.62) $ 14.33 4.38% $ 1,650,693,124 0.17% 2.05% 0.17%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 15.89 0.23 1.20 1.43 (0.28) (0.70) (0.98) $ 16.34 9.28% $ 359,249,180 0.45% 1.46% 0.45%
Year Ended October 31, 2019 $ 16.38 0.30 1.51 1.81 (0.30) (2.00) (2.30) $ 15.89 13.84% $ 372,474,093 0.45% 1.96% 0.45%
Year Ended October 31, 2018 $ 16.38 0.25 0.86 1.11 (0.28) (0.83) (1.11) $ 16.38 6.88% $ 329,181,300 0.42% 1.51% 0.42%
Year Ended October 31, 2017 $ 14.29 0.25 2.90 3.15 (0.25) (0.81) (1.06) $ 16.38 23.12% $ 327,009,809 0.42% 1.62% 0.42%
Year Ended October 31, 2016 $ 15.34 0.25 0.28 0.53 (0.24) (1.34) (1.58) $ 14.29 4.06% $ 275,979,416 0.42% 1.79% 0.42%
Service Class Shares
Year Ended October 31, 2020 $ 15.80 0.21 1.18 1.39 (0.26) (0.70) (0.96) $ 16.23 9.04%(f) $ 230,024,572 0.60% 1.31% 0.60%
Year Ended October 31, 2019 $ 16.30 0.27 1.50 1.77 (0.27) (2.00) (2.27) $ 15.80 13.68% $ 254,150,611 0.60% 1.79% 0.60%
Year Ended October 31, 2018 $ 16.30 0.23 0.86 1.09 (0.26) (0.83) (1.09) $ 16.30 6.75% $ 271,668,426 0.57% 1.37% 0.57%
Year Ended October 31, 2017 $ 14.23 0.22 2.89 3.11 (0.23) (0.81) (1.04) $ 16.30 22.89% $ 309,107,177 0.57% 1.47% 0.57%
Year Ended October 31, 2016 $ 15.28 0.23 0.28 0.51 (0.22) (1.34) (1.56) $ 14.23 3.92% $ 297,628,822 0.57% 1.65% 0.57%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g) Portfolio turnover e xcludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Index Funds - October 31, 2020 - Financial Highlights - 153
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)
Nationwide Small Cap Index
Fund
Class A Shares
Year Ended October 31, 2020 $ 9.76 0.06 (0.05) 0.01 (0.07) (0.64) (0.71) $ 9.06 (0.36)% $ 127,383,741 0.70% 0.72% 0.74%
Year Ended October 31, 2019 $ 13.58 0.08 (0.03)(f) 0.05 (0.11) (3.76) (3.87) $ 9.76 4.35% $ 153,309,530 0.70% 0.82% 0.75%
Year Ended October 31, 2018 $ 15.79 0.11 0.14 0.25 (0.12) (2.34) (2.46) $ 13.58 1.30% $ 217,456,536 0.70% 0.72% 0.72%
Year Ended October 31, 2017 $ 13.30 0.11 3.39 3.50 (0.13) (0.88) (1.01) $ 15.79 27.12% $ 157,040,938 0.66% 0.75% 0.69%
Year Ended October 31, 2016 $ 14.42 0.14 0.31 0.45 (0.12) (1.45) (1.57) $ 13.30 3.72% $ 126,320,711 0.67% 1.06% 0.68%
Class C Shares
Year Ended October 31, 2020 $ 8.99 — (0.05) (0.05) (0.03) (0.64) (0.67) $ 8.27 (1.05)% $ 3,684,615 1.40% 0.04% 1.44%
Year Ended October 31, 2019 $ 12.86 0.01 (0.06)(f) (0.05) (0.06) (3.76) (3.82) $ 8.99 3.60% $ 5,532,118 1.37% 0.15% 1.42%
Year Ended October 31, 2018 $ 15.10 0.01 0.15 0.16 (0.06) (2.34) (2.40) $ 12.86 0.68% $ 7,241,746 1.38% 0.06% 1.41%
Year Ended October 31, 2017 $ 12.80 0.01 3.25 3.26 (0.08) (0.88) (0.96) $ 15.10 26.23% $ 9,693,505 1.36% 0.04% 1.39%
Year Ended October 31, 2016 $ 13.96 0.04 0.30 0.34 (0.05) (1.45) (1.50) $ 12.80 3.01% $ 4,750,997 1.37% 0.35% 1.38%
Class R Shares
Year Ended October 31, 2020 $ 9.59 0.03 (0.06) (0.03) (0.05) (0.64) (0.69) $ 8.87 (0.79)% $ 15,382,405 1.01% 0.40% 1.05%
Year Ended October 31, 2019 $ 13.42 0.05 (0.03)(f) 0.02 (0.09) (3.76) (3.85) $ 9.59 4.11% $ 14,663,822 1.01% 0.50% 1.05%
Year Ended October 31, 2018 $ 15.64 0.06 0.15 0.21 (0.09) (2.34) (2.43) $ 13.42 0.99% $ 11,586,526 1.00% 0.42% 1.03%
Year Ended October 31, 2017 $ 13.19 0.08 3.37 3.45 (0.12) (0.88) (1.00) $ 15.64 26.93% $ 7,458,631 0.86% 0.52% 0.89%
Year Ended October 31, 2016 $ 14.32 0.12 0.30 0.42 (0.10) (1.45) (1.55) $ 13.19 3.54% $ 1,661,800 0.82% 0.91% 0.83%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 10.05 0.10 (0.06) 0.04 (0.10) (0.64) (0.74) $ 9.35 0.04% $ 64,779,131 0.28% 1.14% 0.32%
Year Ended October 31, 2019 $ 13.87 0.13 (0.04)(f) 0.09 (0.15) (3.76) (3.91) $ 10.05 4.76% $ 69,934,671 0.28% 1.26% 0.33%
Year Ended October 31, 2018 $ 16.06 0.18 0.15 0.33 (0.18) (2.34) (2.52) $ 13 .87 1.79% $ 188,960,819 0.28% 1.19% 0.30%
Year Ended October 31, 2017 $ 13.51 0.18 3.44 3.62 (0.19) (0.88) (1.07) $ 16.06 27.63% $ 409,907,127 0.26% 1.18% 0.29%
Year Ended October 31, 2016 $ 14.62 0.19 0.32 0.51 (0.17) (1.45) (1.62) $ 13.51 4.15% $ 499,192,342 0.27% 1.46% 0.28%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10.04 0.08 (0.06) 0.02 (0.08) (0.64) (0.72) $ 9.34 (0.22)% $ 6,288,419 0.53% 0.88% 0.57%
Year Ended October 31, 2019 $ 13.85 0.10 (0.03)(f) 0.07 (0.12) (3.76) (3.88) $ 10.04 4.53% $ 5,679,192 0.53% 0.99% 0.58%
Year Ended October 31, 2018 $ 16.06 0.13 0.16 0.29 (0.16) (2.34) (2.50) $ 13.85 1.49% $ 7,033,681 0.50% 0.86% 0.53%
Period Ended October 31,
2017(i) $ 15.36 0.14 1.61 1.75 (0.17) (0.88) (1.05) $ 16.06 12.15% $ 314,150 0.45% 1.00% 0.49%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement on Operations due to share transactions for the period.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i) For the period from December 7, 2016 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of December 6,
2016 through October 31, 2017.

154 - Notes to Financial Statements - October 31, 2020 - Index Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2020, the Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Bond Index Fund (“Bond Index”)
Nationwide International Index Fund (“International Index”)
Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)
Nationwide NYSE Arca Tech 100 Index Fund (formerly, Nationwide Ziegler NYSE Arca Tech 100 Index Fund
(“NYSE Arca Tech 100 Index”)
Nationwide S&P 500 Index Fund (“S&P 500 Index”)
Nationwide Small Cap Index Fund (“Small Cap Index”)
The Funds, as applicable, currently offer Class A, Class C,
Class R, Class R6, Institutional Service Class and Service
Class shares. Effective October 3, 2019, the majority of Class
C shares converted for shareholder accounts open for 10
years or longer and will continue to convert to Class A shares ten years after their purchase as described in each Fund’s
prospectus. Each share class of a Fund represents interests
in the same portfolio of investments of that Fund and the
classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Effective May 20, 2020, the Nationwide Ziegler NYSE Arca
Tech 100 Index Fund was renamed Nationwide NYSE Arca
Tech 100 Index Fund.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Index Funds - October 31, 2020 - Notes to Financial Statements - 155
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.

156 - Notes to Financial Statements - October 31, 2020 - Index Funds
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 1,956,602 $ – $ 1,956,602
Commercial Mortgage-Backed Securities – 23,801,120 – 23,801,120
Corporate Bonds – 276,411,983 – 276,411,983
Foreign Government Securities – 18,383,695 – 18,383,695
Mortgage-Backed Securities – 265,920,545 – 265,920,545
Municipal Bonds – 6,844,777 – 6,844,777
Repurchase Agreement – 70,566 – 70,566
Short-Term Investment 6,876 – – 6,876
Supranational – 12,731,589 – 12,731,589
U.S. Government Agency Securities – 14,917,109 – 14,917,109
U.S. Treasury Obligations – 366,196,549 – 366,196,549
Total $ 6,876 $ 987,234,535 $ – $ 987,241,411
International Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 10,135,843 $ – $ 10,135,843
Air Freight & Logistics – 7,700,649 – 7,700,649
Airlines – 1,040,922 – 1,040,922
Auto Components – 9,951,148 – 9,951,148
Automobiles – 32,015,383 – 32,015,383
Banks – 78,822,936 – 78,822,936
Beverages 614,641 21,666,177 – 22,280,818
Biotechnology 945,602 11,814,080 – 12,759,682
Building Products – 12,279,468 – 12,279,468
Capital Markets – 30,212,890 – 30,212,890
Chemicals – 41,375,460 – 41,375,460
Commercial Services & Supplies – 4,811,519 – 4,811,519
Communications Equipment – 4,211,977 – 4,211,977
Construction & Engineering – 8,503,921 – 8,503,921
Construction Materials – 5,960,915 – 5,960,915
Consumer Finance – 172,774 – 172,774
Containers & Packaging – 690,497 – 690,497
Distributors – 113,439 – 113,439
Diversified Consumer Services – 162,436 – 162,436
Diversified Financial Services 281,651 7,604,539 – 7,886,190
Diversified Telecommunication Services – 21,200,907 – 21,200,907
Electric Utilities – 25,148,791 – 25,148,791
Electrical Equipment 692,727 21,406,434 – 22,099,161
Electronic Equipment, Instruments &
Components – 21,601,454 – 21,601,454
Energy Equipment & Services – 162,312 – 162,312
Entertainment – 10,147,212 – 10,147,212
Equity Real Estate Investment Trusts
(REITs) – 15,098,789 – 15,098,789
Food & Staples Retailing – 16,686,894 – 16,686,894
Food Products – 41,781,509 – 41,781,509
Gas Utilities – 5,325,105 – 5,325,105
Health Care Equipment & Supplies – 26,805,649 – 26,805,649
Health Care Providers & Services – 5,751,924 – 5,751,924
Health Care Technology – 2,496,442 – 2,496,442
Hotels, Restaurants & Leisure 270,461 14,504,004 – 14,774,465
Household Durables – 16,198,672 – 16,198,672

Index Funds - October 31, 2020 - Notes to Financial Statements - 157
Level 1 Level 2 Level 3 Total
Assets:
Household Products $ – $ 11,213,286 $ – $ 11,213,286
Independent Power and Renewable
Electricity Producers – 1,010,585 – 1,010,585
Industrial Conglomerates 1,119,668 11,720,254 – 12,839,922
Insurance – 50,979,234 – 50,979,234
Interactive Media & Services – 4,453,724 – 4,453,724
Internet & Direct Marketing Retail – 9,923,381 – 9,923,381
IT Services 1,035,034 17,801,908 – 18,836,942
Leisure Products – 3,330,387 – 3,330,387
Life Sciences Tools & Services – 6,389,436 – 6,389,436
Machinery – 35,972,201 – 35,972,201
Marine – 2,383,015 – 2,383,015
Media – 4,600,786 – 4,600,786
Metals & Mining – 30,707,715 – 30,707,715
Multiline Retail – 5,455,389 – 5,455,389
Multi-Utilities – 11,023,959 – 11,023,959
Oil, Gas & Consumable Fuels – 29,140,046 – 29,140,046
Paper & Forest Products – 3,709,665 – 3,709,665
Personal Products – 25,728,408 – 25,728,408
Pharmaceuticals 799,171 95,576,551 – 96,375,722
Professional Services – 18,011,779 – 18,011,779
Real Estate Management & Development 330,225 18,505,255 – 18,835,480
Road & Rail – 9,260,576 – 9,260,576
Semiconductors & Semiconductor
Equipment – 24,339,635 – 24,339,635
Software 1,352,305 15,965,583 – 17,317,888
Specialty Retail – 10,385,780 – 10,385,780
Technology Hardware, Storage &
Peripherals – 5,050,066 – 5,050,066
Textiles, Apparel & Luxury Goods – 30,597,005 – 30,597,005
Tobacco – 10,183,697 – 10,183,697
Trading Companies & Distributors 280,057 15,019,668 – 15,299,725
Transportation Infrastructure – 5,659,254 – 5,659,254
Water Utilities – 1,235,020 – 1,235,020
Wireless Telecommunication Services – 21,760,040 – 21,760,040
Total Common Stocks $ 7,721,542 $ 1,080,656,359 $ – $ 1,088,377,901
Repurchase Agreement – 6,167,999 – 6,167,999
Rights   265,757 – – 265,757
Short-Term Investment 601,051 – – 601,051
Total Assets $ 8,588,350 $ 1,086,824,358 $ – $ 1,095,412,708
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (919,989) $ – $ – $ (919,989)
Total Liabilities $ (919,989) $ – $ – $ (919,989)
Total $ 7,668,361 $ 1,086,824,358 $ – $ 1,094,492,719
Mid Cap Market Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 698,431,374 $ – $ – $ 698,431,374
Repurchase Agreement – 2,314,384 – 2,314,384
Short-Term Investment 225,529 – – 225,529
Total Assets $ 698,656,903 $ 2,314,384 $ – $ 700,971,287
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (181,763) $ – $ – $ (181,763)
Total Liabilities $ (181,763) $ – $ – $ (181,763)
Total $ 698,475,140 $ 2,314,384 $ – $ 700,789,524

158 - Notes to Financial Statements - October 31, 2020 - Index Funds
NYSE Arca Tech 100 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 632,363,466 $ – $ – $ 632,363,466
Repurchase Agreement – 24,902,351 – 24,902,351
Short-Term Investments   2,426,652 147,950 – 2,574,602
Total Assets $ 634,790,118 $ 25,050,301 $ – $ 659,840,419
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (50,382) $ – $ – $ (50,382)
Total Liabilities $ (50,382) $ – $ – $ (50,382)
Total $ 634,739,736 $ 25,050,301 $ – $ 659,790,037
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,071,083,278 $ – $ – $ 1,071,083,278
Repurchase Agreement – 1,271,285 – 1,271,285
Short-Term Investment 123,883 – – 123,883
Total Assets $ 1,071,207,161 $ 1,271,285 $ – $ 1,072,478,446
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (1,100,921) $ – $ – $ (1,100,921)
Total Liabilities $ (1,100,921) $ – $ – $ (1,100,921)
Total $ 1,070,106,240 $ 1,271,285 $ – $ 1,071,377,525
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 1,859,265 $ – $ – $ 1,859,265
Air Freight & Logistics 837,827 – – 837,827
Airlines 622,032 – – 622,032
Auto Components 2,887,870 – – 2,887,870
Automobiles 168,222 – – 168,222
Banks 17,360,133 – – 17,360,133
Beverages 611,934 – – 611,934
Biotechnology 23,463,145 – – 23,463,145
Building Products 3,524,339 – – 3,524,339
Capital Markets 3,445,892 – – 3,445,892
Chemicals 3,869,009 – – 3,869,009
Commercial Services & Supplies 4,231,249 – – 4,231,249
Communications Equipment 1,947,139 – – 1,947,139
Construction & Engineering 3,039,139 – – 3,039,139
Construction Materials 333,023 – – 333,023
Consumer Finance 1,369,941 – – 1,369,941
Containers & Packaging 429,838 – – 429,838
Distributors 174,257 – – 174,257
Diversified Consumer Services 1,274,210 – – 1,274,210
Diversified Financial Services 469,420 – – 469,420
Diversified Telecommunication Services 1,795,182 – – 1,795,182
Electric Utilities 1,614,007 – – 1,614,007
Electrical Equipment 2,697,828 – – 2,697,828
Electronic Equipment, Instruments &
Components 4,727,017 – – 4,727,017
Energy Equipment & Services 1,172,199 – – 1,172,199
Entertainment 474,020 – – 474,020
Equity Real Estate Investment Trusts
(REITs) 12,040,738 – – 12,040,738
Food & Staples Retailing 1,790,014 – – 1,790,014

Index Funds - October 31, 2020 - Notes to Financial Statements - 159
Level 1 Level 2 Level 3 Total
Assets:
Food Products $ 3,307,364 $ – $ – $ 3,307,364
Gas Utilities 2,227,506 – – 2,227,506
Health Care Equipment & Supplies 8,038,490 – – 8,038,490
Health Care Providers & Services 5,863,037 – – 5,863,037
Health Care Technology 2,465,624 – – 2,465,624
Hotels, Restaurants & Leisure 7,298,706 – – 7,298,706
Household Durables 4,959,797 – – 4,959,797
Household Products 596,203 – – 596,203
Independent Power and Renewable
Electricity Producers 1,364,898 – – 1,364,898
Industrial Conglomerates 86,102 – – 86,102
Insurance 5,225,251 – – 5,225,251
Interactive Media & Services 688,374 – – 688,374
Internet & Direct Marketing Retail 1,645,010 – – 1,645,010
IT Services 4,434,457 – – 4,434,457
Leisure Products 1,486,830 – – 1,486,830
Life Sciences Tools & Services 1,627,482 – – 1,627,482
Machinery 8,083,122 – – 8,083,122
Marine 334,485 – – 334,485
Media 1,455,465 – – 1,455,465
Metals & Mining 3,361,374 – – 3,361,374
Mortgage Real Estate Investment Trusts
(REITs) 2,760,825 – – 2,760,825
Multiline Retail 468,283 – – 468,283
Multi-Utilities 1,006,166 – – 1,006,166
Oil, Gas & Consumable Fuels 2,901,601 – – 2,901,601
Paper & Forest Products 1,034,377 – – 1,034,377
Personal Products 761,613 – – 761,613
Pharmaceuticals 4,615,412 – – 4,615,412
Professional Services 2,708,720 – – 2,708,720
Real Estate Management & Development 1,624,876 – – 1,624,876
Road & Rail 1,297,642 – – 1,297,642
Semiconductors & Semiconductor
Equipment 6,059,383 – – 6,059,383
Software 11,661,036 – – 11,661,036
Specialty Retail 6,081,217 – – 6,081,217
Technology Hardware, Storage &
Peripherals 323,221 – – 323,221
Textiles, Apparel & Luxury Goods 2,149,034 – – 2,149,034
Thrifts & Mortgage Finance 3,897,259 – – 3,897,259
Tobacco 310,076 – – 310,076
Trading Companies & Distributors 3,076,147 – – 3,076,147
Water Utilities 1,048,868 – – 1,048,868
Wireless Telecommunication Services 358,356 – – 358,356
Total Common Stocks $ 216,922,578 $ – $ – $ 216,922,578
Repurchase Agreement – 9,401,362 – 9,401,362
Rights – 195 – 195
Short-Term Investment 916,132 – – 916,132
Total Assets $ 217,838,710 $ 9,401,557 $ – $ 227,240,267
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (43,638) $ – $ – $ (43,638)
Total Liabilities $ (43,638) $ – $ – $ (43,638)
Total $ 217,795,072 $ 9,401,557 $ – $ 227,196,629
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the year ended October 31, 2020, International Index held one common stock investment that was categorized as Level 3 investment which was valued at $0.

160 - Notes to Financial Statements - October 31, 2020 - Index Funds
The FVC continues to evaluate any information that could
cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At October 31, 2020, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
During the year ended October 31, 2020, Small Cap Index held one common stock investment that was categorized as Level 3 investment which was valued at $0.

Index Funds - October 31, 2020 - Notes to Financial Statements - 161
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2020:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2020
International Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (919,989)
Total $ (919,989)
Mid Cap Market Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (181,763)
Total $ (181,763)
NYSE Arca Tech 100 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (50,382)
Total $ (50,382)
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (1,100,921)
Total $ (1,100,921)
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (43,638)
Total $ (43,638)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,495,886
Total $ 2,495,886
Mid Cap Market Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 3,623,236
Total $ 3,623,236

162 - Notes to Financial Statements - October 31, 2020 - Index Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2020
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2020:
NYSE Arca Tech 100 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 589,280
Total $ 589,280
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,523,766
Total $ 2,523,766
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,214,207
Total $ 2,214,207
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,058,036)
Total $ (1,058,036)
Mid Cap Market Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ 49,883
Total $ 49,883
NYSE Arca Tech 100 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (50,382)
Total $ (50,382)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,134,192)
Total $ (1,134,192)
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (85,546)
Total $ (85,546)
International Index
Futures Contracts:
Average Notional Balance Long $ 17,074,071

Index Funds - October 31, 2020 - Notes to Financial Statements - 163
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. At October 31, 2020, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
TBA
The Funds may invest in TBA mortgage-backed securities. A
TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government
National Mortgage Association, or GNMA, the Federal National
Mortgage Association, or FNMA, or the Federal Home Loan
Mortgage Corporation, or FHLMC, are subsequently allocated
to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to
hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding,
either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale
commitment date are held as “cover” for the transaction, or
other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale
commitment is closed through the acquisition of an offsetting
TBA purchase commitment, a Fund realizes a gain or loss
based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Securities Lending
During the year ended October 31, 2020, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
Mid Cap Market Index
Futures Contracts:
Average Notional Balance Long $ 14,457,222
NYSE Arca Tech 100 Index
Futures Contracts:
Average Notional Balance Long $ 1,495,073
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 13,161,497
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 5,089,845

164 - Notes to Financial Statements - October 31, 2020 - Index Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2020, which were comprised of repurchase agreements purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At October 31, 2020, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
Joint Repurchase Agreements
During the year ended October 31, 2020, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Bond Index $ 77,442
International Index 6,769,050
Mid Cap Market Index 2,539,913
NYSE Arca Tech 100 Index 27,329,003
S&P 500 Index 1,395,168
Small Cap Index 10,317,494
At October 31, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.06%, dated 10/30/2020, due 11/2/2020, repurchase price $89,800,449, collateralized by U.S. Treasury
Note, 1.63%, maturing 11/15/2022; total market value $91,791,273.

Index Funds - October 31, 2020 - Notes to Financial Statements - 165
At October 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bond Index
BNP Paribas
Securities Corp. $ 70,566 $ – $ 70,566 $ (70,566) $ –
Total $ 70,566 $ – $ 70,566 $ (70,566) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
International
Index
BNP Paribas
Securities Corp. $ 6,167,999 $ – $ 6,167,999 $ (6,167,999) $ –
Total $ 6,167,999 $ – $ 6,167,999 $ (6,167,999) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Mid Cap Market
Index
BNP Paribas
Securities Corp. $ 2,314,384 $ – $ 2,314,384 $ (2,314,384) $ –
Total $ 2,314,384 $ – $ 2,314,384 $ (2,314,384) $ –

166 - Notes to Financial Statements - October 31, 2020 - Index Funds
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
NYSE Arca Tech
100 Index
BNP Paribas
Securities Corp. $ 24,902,351 $ – $ 24,902,351 $ (24,902,351) $ –
Total $ 24,902,351 $ – $ 24,902,351 $ (24,902,351) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
S&P 500 Index
BNP Paribas
Securities Corp. $ 1,271,285 $ – $ 1,271,285 $ (1,271,285) $ –
Total $ 1,271,285 $ – $ 1,271,285 $ (1,271,285) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap Index
BNP Paribas
Securities Corp. $ 9,401,362 $ – $ 9,401,362 $ (9,401,362) $ –
Total $ 9,401,362 $ – $ 9,401,362 $ (9,401,362) $ –
* At October 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - October 31, 2020 - Notes to Financial Statements - 167
is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and
paid quarterly for International Index, Mid Cap Market Index,
S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100
Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do
not require reclassification. The permanent differences as of
October 31, 2020 are primarily attributable to paydown reclass, foreign currency gain/loss, investments in passive foreign
investment companies ("PFICs"), investments in real estate
investment trusts, and non-taxable distributions. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2020 may primarily be attributable to outstanding wash sale loss
deferrals, mark-to-market adjustments on futures, investments in PFICs, non-taxable distributions, and outstanding related party loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2020 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Bond Index $ 78,620 $ (78,620)
International Index – –
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index 403,986 (403,986)
Small Cap Index 86,338 (86,338)
Amounts designated as "—" are zero or have been rounded to zero.

168 - Notes to Financial Statements - October 31, 2020 - Index Funds
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2020, the subadviser for each Fund is as follows:
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Market Index BlackRock
NYSE Arca Tech 100 Index Mellon Investments Corporation(a)
S&P 500 Index BlackRock
Small Cap Index BlackRock
(a)  Effective May 21, 2020, Mellon Investments Corporation was appointed as the subadvisors to the Fund. Effective May 21, 2020,
Ziegler Capital Management, LLC was terminated and ceased serving as subadviser to the Fund.

Index Funds - October 31, 2020 - Notes to Financial Statements - 169
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
Prior to May 21, 2020, under the terms of the Investment Advisory Agreement, the Funds paid NFA an investment advisory fee based on the Funds' average daily net assets according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until February 28, 2021.
During the year ended October 31, 2020, the following table provides the waiver of such investment advisory fees by NFA for which
NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.185%
$1.5 billion up to $3 billion 0.145%
$3 billion and more 0.135%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Market Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.175%
$3 billion and more 0.165%
NYSE Arca Tech 100 Index Up to $50 million 0.448%
$50 million up to $250 million 0.248%
$250 million up to $500 million 0.198%
$500 million and more 0.148%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3.0 billion and more 0.095%
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund Fee Schedule
Advisory Fee
(annual rate)
NYSE Arca Tech 100 Index Up to $50 million 0.50%
$50 million up to $250 million 0.30%
$250 million up to $500 million 0.25%
$500 million and more 0.20%
Fund
Advisory Fee Waiver
(annual rate)
Bond Index 0.02%
Mid Cap Market Index 0.01%
Small Cap Index 0.02%
Fund Amount
Bond Index $ 189,792
Mid Cap Market Index 75,463
Small Cap Index 44,909

170 - Notes to Financial Statements - October 31, 2020 - Index Funds
For the year ended October 31, 2020, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until February 28,
2021.
f
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of October 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
As of October 31, 2020, excluding certain Funds, there were no cumulative potential reimbursements which could be reimbursed to NFA.
During the year ended October 31, 2020, no amounts were
reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Bond Index 0.19% 0.17% 0.17%
International Index 0.25 N/A 0.25
Mid Cap Market Index 0.20 0.19 0.19
NYSE Arca Tech 100 Index 0.25 N/A 0.25
S&P 500 Index 0.13 N/A 0.13
Small Cap Index 0.19 0.17 0.15
N/A – Not Applicable
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Market Index All Classes 0.30
NYSE Arca Tech 100 Index All Classes 0.68
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
Small Cap Index $ 24,556 $ 86,492 $ 38,646 $ 149,694

Index Funds - October 31, 2020 - Notes to Financial Statements - 171
service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2020, NFM earned $1,687,255 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2020, the Funds’ aggregate portion of such costs amounted to $14,857.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid
Cap Market Index, NYSE Arca Tech 100 Index, S&P 500 Index
and Small Cap Index Class A sales charges range from 0.00%
to 5.75%, and Bond Index Class A sales charges range from
0.00% to 2.25% based on the amount of the purchase. During
the year ended October 31, 2020, the Funds imposed front-end sales charges of $324,950. From these fees, NFD retained a
portion amounting to $42,799.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC
is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class
C shares made within 1 year of purchase. Applicable Class A
CDSCs are 0.75% for Bond Index and 1.00% for International
Index, Mid Cap Market Index, NYSE Arca Tech 100 Index, S&P
500 Index and Small Cap Index. Class C CDSCs are 1.00% for
all Funds. During the year ended October 31, 2020, the Funds
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Service Class
Shares
Bond Index 0.25% 1.00% 0.50% N/A
International Index 0.25 1.00 0.50 N/A
Mid Cap Market Index 0.25 1.00 0.50 N/A
NYSE Arca Tech 100 Index 0.25 1.00 N/A N/A
S&P 500 Index 0.25 1.00 0.50 0.15%
Small Cap Index 0.25 1.00 0.50 N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

172 - Notes to Financial Statements - October 31, 2020 - Index Funds
imposed CDSCs of $941. NFD retained all of the CDSCs
imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Class R, Institutional Service Class and Service Class
shares of each of the Funds.
For the year ended October 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2020, each Fund’s total administrative services fees were as follows:
As of October 31, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Cross trades for the year ended October 31, 2020 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-
7 under the 1940 Act (the “Procedures”). In general, cross
trading is the buying or selling of portfolio securities between a
Fund and other series of the Trust, or between a Fund and
other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended October 31, 2020, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Fund Class A Class C Class R
Institutional
Service Class Service Class
Bond Index 0.17% 0.10 % N/A 0.25 % N/A
International Index 0.17 0.10 0.22% 0.16 N/A
Mid Cap Market Index 0.16 0.09 0.22 0.15 N/A
NYSE Arca Tech 100 Index 0.10 0.07 N/A 0.13 N/A
S&P 500 Index 0.19 0.07 0.25 0.25 0.25%
Small Cap Index 0.17 0.12 0.23 0.25 N/A
N/A — Not Applicable.
Fund Amount
Bond Index $ 416,097
International Index 347,261
Mid Cap Market Index 437,927
NYSE Arca Tech 100 Index 686,047
S&P 500 Index 2,059,907
Small Cap Index 280,498
Fund
% of Shares
Outstanding
Owned
Bond Index 91.34%
International Index 90.23
Mid Cap Market Index 75.54
NYSE Arca Tech 100 Index 0.86
S&P 500 Index 41.64
Small Cap Index 59.63
Fund
Purchases
at Cost
Sales
Proceeds
Net Realized
Gain/Loss
Mid Cap Market Index $ 43,776 $ 3,256,957 $ 2,076,880
S&P 500 Index 1,634,700 52,046 (126,216)
Small Cap Index 5,444 28,518 (14,027)

Index Funds - October 31, 2020 - Notes to Financial Statements - 173
During the year ended October 31, 2019, shares of certain Funds held by affiliated entities were redeemed for investments. The net realized gain on investments delivered through these in-kind redemptions is included in the accompanying Statements of
Operations. The amount of in-kind redemptions is also included in capital transactions and share transactions in the accompanying
Statements of Changes in Net Assets. The Fund recognized no gain or loss from the in-kind transactions for federal income tax purposes.
Investment in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended October
31, 2020 were as follows:
Line of Credit, Interfund Lending and Earnings Credit
Effective July 9, 2020, the Trust and NVIT (together, the
“Trusts”) have renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National
Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund
under this arrangement would be primarily for temporary or
emergency purposes, including the meeting of redemption
requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions.
The line of credit requires a commitment fee of 0.15% per
year on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended October
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
Fund Class
Dates of
Redemptions
In-Kind
Net Assets
of In-Kind
Redemption Shares
Securities
Market Value Cash
Realized Gain/
(Loss)
Mid Cap Market
Index Fund R6 12/7/2018 $390,592,836 22,990,655 $372,944,754 $17,648,082 $117,854,062
S&P 500 Index
Fund R6 11/16/2018 959,368,484 57,788,060 946,715,678 12,652,806 578,179,674
R6 3/15/2019 888,304,596 60,010,849 866,490,693 21,813,903 417,936,524
Total S&P 500
Index Fund 1,847,673,080 117,798,909 1,813,206,371 34,466,709 996,116,198
Small Cap Index
Fund R6 11/30/2018 79,387,949 5,634,707 75,531,888 3,856,061 27,622,973
R6 3/1/2019 43,209,264 4,233,422 40,880,100 2,329,164 13,299,740
Total Small Cap
Index Fund 122,597,213 9,868,129 116,411,988 6,185,225 40,922,713
Bond Index
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization
(a) ($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
October 31,
2020
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 75,000 87,192 — — — 2 846 88,040 5,063 —
Amounts designated as “—” are zero or have been rounded to zero.
(a) Amortization is included in Dividend/Interest Income.

174 - Notes to Financial Statements - October 31, 2020 - Index Funds
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2020, none of the Funds engaged
in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
Investment Transactions
For the year ended October 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended October 31, 2020, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
TBA Commitments
TBA commitments are forward agreements for the purchase
or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date.
The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When
entering into TBA commitments, the Fund may take possession
of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities
are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such
securities may be issued or guaranteed by U.S. government
agencies or instrumentalities or may be issued by private
issuers, generally originators in mortgage loans, including
savings and loan associations, mortgage bankers, commercial
banks, investment bankers, and special purpose entities.
Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon
of the underlying adjustable rate mortgages to exceed any
maximum allowable annual or lifetime reset limits (or “cap
rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool
will decrease in contrast to the income on fixed rate mortgage-
backed securities, which will remain constant. Adjustable rate
Fund Purchases
*
Sales
*
Bond Index $ 1,457,648,409 $ 1,347,588,991
International Index 81,268,339 218,842,574
Mid Cap Market Index 140,073,554 238,405,769
NYSE Arca Tech 100 Index 31,531,974 154,716,410
S&P 500 Index 29,837,244 97,423,066
Small Cap Index 33,587,138 59,752,726
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $247,964,825 $234,326,176

Index Funds - October 31, 2020 - Notes to Financial Statements - 175
mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are
fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including
other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental
credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-
backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and
Multiclass Pass-Through Securities — CMOs are multi-class
debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-
throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by Government National Mortgage Association
Pass-Through Certificates (“ Ginnie Maes ”), Federal National
Mortgage Association Pass-Through Certificates (“Fannie
Maes ”), or Federal Home Loan Mortgage Corporation Pass-
Through Certificates (“Freddie Macs”), but also may be
collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through
securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and
special purpose subsidiaries of the foregoing. In order to form a
CMO, the issuer assembles a package of traditional mortgage-
backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of
CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage
Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,
quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated
changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities
are derivative multiclass mortgage securities. Stripped
mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive
all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class).
The yield to maturity on IOs, POs and other mortgage-backed
securities that are purchased at a substantial premium or
discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying
mortgage assets, and a rapid rate of principal payments may
have a material adverse effect on such securities’ yield to
maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a
type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities.
A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO
is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured
loans, senior unsecured loans and subordinate corporate
loans, including loans that may be rated below investment
grade or equivalent unrated loans. Normally, CBOs, CLOs and
other CDOs are privately offered and sold, and thus are not
registered under the securities laws. As a result, investments in
CDOs may be characterized by the Fund as illiquid securities.
In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: ( i ) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the
complex structure of the security may not be fully understood at the time of investment and may produce disputes with the
issuer or unexpected investment results.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.

176 - Notes to Financial Statements - October 31, 2020 - Index Funds
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium
Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date. The Funds adopted and applied ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and unrealized appreciation of investments was increased as shown in the following table. There was no impact on net assets or overall results from operations.
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Fund
Decrease to
Amortized
Cost Basis of
Investments
Increase to
Unrealized
Appreciation of
Investments
Bond Index $ (78,620) $ 78,620

Index Funds - October 31, 2020 - Notes to Financial Statements - 177
Other
As of October 31, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
The tax character of distributions paid during the year ended October 31, 2019 was as follows:
As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Fund % of Shares
Number of
Accounts
Bond Index 24.53% 2(a)
International Index 47.84 3(a)
Mid Cap Market Index 30.35 2(a)
NYSE Arca Tech 100 Index — —
S&P 500 Index 48.48 3(a)
Small Cap Index 35.09 2(a)
Amounts designated as "—" are zero or have been rounded to zero.
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 21,064,817 $ – $ 21,064,817 $ – $ 21,064,817
International Index 25,957,264 17,279,202 43,236,466 – 43,236,466
Mid Cap Market Index 9,825,542 34,612,425 44,437,967 – 44,437,967
NYSE Arca Tech 100 Index 4,283,877 9,411,254 13,695,131 – 13,695,131
S&P 500 Index 19,516,230 46,299,103 65,815,333 – 65,815,333
Small Cap Index 3,501,976 14,137,486 17,639,462 – 17,639,462
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 22,063,223 $ – $ 22,063,223 $ – $ 22,063,223
International Index 58,029,372 31,858,888 89,888,260 – 89,888,260
Mid Cap Market Index 16,552,404 121,532,869 138,085,273 – 138,085,273
NYSE Arca Tech 100 Index 5,550,197 11,882,670 17,432,867 – 17,432,867
S&P 500 Index 31,524,771 231,804,730 263,329,501 – 263,329,501
Small Cap Index 8,048,280 92,809,961 100,858,241 – 100,858,241
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable*
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)**
Total Accumulated
Earnings (Deficit)
Bond Index $ 1,667,494 $ – $ 1,667,494 $ – $ (1,641,984) $ (2,245,232) $ 59,128,727 $ 56,909,005
International Index 12,031,362 – 12,031,362 (998) – (49,049,998) 54,466,559 17,446,925
Mid Cap Market
Index 6,104,914 14,963,092 21,068,006 – – – 91,744,112 112,812,118
NYSE Arca Tech
100 Index 2,987,589 29,290,138 32,277,727 – – – 402,676,287 434,954,014
S&P 500 Index 2,223,860 – 2,223,860 – – – 273,751,055 275,974,915

178 - Notes to Financial Statements - October 31, 2020 - Index Funds
As of October 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2020.
During the year ended October 31, 2020, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
 Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable*
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)**
Total Accumulated
Earnings (Deficit)
Small Cap Index 537,807 – 537,807 – – (5,289,382) (2,971,807) (7,723,382)
Amounts designated as "—" are zero or have been rounded to zero.
* Differences between financial statement distributions payable and tax-basis distributions payable are a result of accrual-based accounting and cash-basis accounting used for federal tax reporting purposes.
** The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 928,034,064 $ 61,673,045 $ (2,465,698) $ 59,207,347
International Index 1,040,203,643 252,973,465 (198,684,389) 54,289,076
Mid Cap Market Index 609,045,412 176,831,215 (85,087,103) 91,744,112
NYSE Arca Tech 100 Index 257,113,750 415,188,711 (12,512,424) 402,676,287
S&P 500 Index 797,626,470 383,439,924 (109,688,869) 273,751,055
Small Cap Index 230,168,436 48,182,618 (51,154,425) (2,971,807)
Fund Amount
Bond Index $(2,245,232)
International Index (49,049,998)
Small Cap Index (5,289,382)
Fund Utilized
Bond Index $6,178,191

Index Funds - October 31, 2020 - Notes to Financial Statements - 179
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

180 - Report of Independent Registered Public Accounting Firm - October 31, 2020 - Index Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Bond Index Fund, Nationwide
International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech 100 Index Fund,
Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Bond Index Fund, Nationwide International Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide NYSE Arca Tech
100 Index Fund, Nationwide S&P 500 Index Fund and Nationwide Small Cap Index Fund (six of the funds constituting Nationwide
Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October
31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

Index Funds - October 31, 2020 (Unaudited) - Supplemental Information - 181
Other Federal Tax Information
For the year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended October 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Amounts designated as “-“ are zero or have been rounded to zero.
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Amounts designated as “-“ are zero or have been rounded to zero.
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2020, the foreign source income for each Fund was as follows:
Amounts designated as “-“ are zero or have been rounded to zero.
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2020, the foreign tax credit for each Fund was as follows:
Amounts designated as “-“ are zero or have been rounded to zero.
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Market Index 74.78
NYSE Arca Tech 100 Index 100.00
S&P 500 Index 100.00
Small Cap Index 78.63
Fund Amount
Bond Index $ –
International Index 17,279,202
Mid Cap Market Index 34,612,425
NYSE Arca Tech 100 Index 9,411,254
S&P 500 Index 46,299,103
Small Cap Index 14,137,486
Fund Amount Per Share
Bond Index $ – $ –
International Index 28,059,232 0.1803
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –
Fund Amount Per Share
Bond Index $ – $ –
International Index 1,903,330 0.0122
Mid Cap Market Index – –
NYSE Arca Tech 100 Index – –
S&P 500 Index – –
Small Cap Index – –

Index Funds - October 31, 2020 - Management Information - 183
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
3
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
3
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
3
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair and of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a Managing Partner of private equity firm; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
3
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

184 - Management Information - October 31, 2020 - Index Funds
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years (or Longer)
3
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman as of
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko has been a Co-Founder of Blue Leaf Ventures since May 2018. From November 2008 until December 2017, Mr. Wezdenko was
Managing Director of JPMorgan Chase Bank, N.A.
Other Directorships held During the Past Five Years
3
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry as well as experience managing a venture capital firm.

Index Funds - October 31, 2020 - Management Information - 185
Interested Trustee
1
Will retire as Trustee effective December 31, 2020.
2
Length of time served includes time served with the Trust’s predecessors.
3
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
4
Will become Trustee effective January 1, 2021.
5
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
David C. Wetmore
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Retiring as chairman
as of January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
3
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
5
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
3
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2

186 - Management Information - October 31, 2020 - Index Funds
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Index Funds - October 31, 2020 - Market Index Definitions - 187
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:  An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:  An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:  An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:  An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

188 - Market Index Definitions - October 31, 2020 - Index Funds
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2020, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic

Index Funds - October 31, 2020 - Market Index Definitions - 189
asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
:  Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

190 - Market Index Definitions - October 31, 2020 - Index Funds
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative

Index Funds - October 31, 2020 - Market Index Definitions - 191
total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

192 - Glossary - October 31, 2020 - Index Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Index Funds - October 31, 2020 - Glossary - 193
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

194 - Glossary - October 31, 2020 - Index Funds
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-IDX (12/20)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distributi on and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2020

Annual Report
October 31, 2020
Nationwide Mutual Funds
Equity Fund
Nationwide Mellon Disciplined Value Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports. Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds-prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of this Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentary 3
Shareholder Expense Example 7
Statement of Investments 8
Statement of Assets And Liabilities 10
Statement of Operations 12
Statements of Changes of Net Assets 14
Financial Highlights 16
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 26
Supplemental Information 27
Management Information 28
Market Index Definitions 32
Glossary 37

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Message to Investors (unaudited) - 1
Dear Investor,
During this time of unprecedented uncertainty, Nationwide has diligently sought to care for our associates, communities, and ultimately, you our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets experienced a historic period of volatility during the annual reporting period ending October 31, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown, before recovering as the period closed, with growth of +2.4% in the fourth quarter of 2019, -5.0% during the first quarter of 2020, a record -31.4% in the second quarter and a record +33.1% in the third quarter of the same fiscal year.
Economists estimate a continuing rebound of 4.0% in the fourth quarter 2020 and 3.9% for 2021. Corporate profits collapsed, with a decline of 15% forecast for 2020, however, are expected to recover to +22% next year as the economy continues to
emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
from the outbreak, and the lasting implications remain
unclear.
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the period. The S&P
500
®
Index (“S&P 500”) started the period strong, with an
accommodating Federal Reserve (“Fed”) and steady economic
growth, driving a cumulative return of 6.6% in November and
December of 2019. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking an average
297 trading days (roughly a year and 2 months) to recover
with the previous quickest recovery in 1987 at 70 days. This time, it took 20 days to decline. Aggressive fiscal and monetary policy, teamed with the prospect for an economic reopening
drove investor sentiment higher, with a 47% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 9.71%, which is impressive given the severe disruption. Fixed income returns were positive, with a substantial drop in interest rates more than offsetting modestly wider credit spreads.
International markets lagged domestic as they have for much of the past decade, with the MSCI EAFE
®
Index returning -6.86%
and the MSCI Emerging Markets
®
Index returning +8.25%.
The global outbreak and subsequent economic shutdown
had a broad impact, though the strong economic rebound
and aggressive global central bank stimulus led to strong
performance in the second half of the period.
The S&P 500 was higher in seven of the 12 months during
the reporting period.
While much of 2019 was characterized by near-universal strong returns and low volatility for risk assets, volatility dramatically improved through the reporting period, with most risk-assets delivering positive returns. Growth stocks substantially
outperformed value stocks, while large-capitalization stocks beat small-capitalization stocks.
Fixed-income markets were higher, driven by a decline in interest rates, bringing them to historic lows. The Federal Reserve
aggressively added stimulus, first by bringing the Federal
Funds target rate to effectively 0% by March 15, followed by an aggressive bond buying program that nearly doubled the
balance sheet from $4.0 trillion to $7.1 trillion through the period.
Federal Reserve Chair Powell has indicated that it will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.69% to a record-low of 0.50% as of March 9, 2020, before bouncing
modestly to 0.85% by period-end. The 2-year yield dropped
from 1.52% to 0.15%, widening the spread between the two
yields to 0.70%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress, but avoid the temptation to react based on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages
you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors (unaudited) - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
Index
Annual Total Return
(as of October 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 3.38%
Bloomberg Barclays
Municipal Bond 3.59%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.39%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 11.04%
Bloomberg Barclays U.S.
Aggregate Bond 6.19%
Bloomberg Barclays U.S.
Corporate High Yield 3.49%
MSCI EAFE
®
-6.86%
MSCI Emerging Markets
®
8.25%
MSCI World ex USA -2.61%
Russell 1000
®
Growth 29.22%
Russell 1000
®
Value -7.57%
Russell 2000
®
-0.14%
S&P 500
®
9.71%
Source: Morningstar

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Fund Commentary (unaudited) - 3
For the annual period ended October 31, 2020, the Nationwide
Mellon Disciplined Value Fund Class K returned -9.08% versus
-7.57% for its benchmark, the Russell 1000 Value Index.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, US Large Value (consisting of
1370 funds as of October 31, 2020), was -7.62% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The three sectors that had the largest negative impact on Fund performance were the Health Care, Energy and Communications
Services. The Health Care sector was the largest detractor over the period primarily due to weak stock selection. Challenging stock selections in the health care equipment and supplies
and pharmaceuticals segments weighed on relative results
most. Energy Sector underperformance was largely driven by
overweight positioning among oil, gas and consumable fuels
names. Finally, Communication Services posed challenging
stock selection in the media and diversified telecommunication services segments, which weighed on relative sector
performance most.
The three securities that detracted from performance most
were Marathon Petroleum Corporation, Delta Air Lines, Inc.
and Phillips 66. Marathon Petroleum Corporation is an oil
refiner whose stock traded lower due to the Organization
of the Petroleum Exporting Countries (OPEC)+ production
agreement breakdown in conjunction with COVID-19 driven
demand destruction. The shares were hit hard in the first
quarter and staged a meaningful, yet partial recovery since late
March. We believe the company maintains high quality assets
and a strong balance sheet that can weather any near term
liquidity concerns. We still maintain a position in this name.
Delta Air Lines, Inc., with passenger volumes falling in the order of 80% year-over-year due to the national quarantine
and social distancing measures, declined rather sharply along with the broader industry. We believe ongoing social distancing measures will translate into a slower recovery for air travel demand and that the recently received government stimulus will result in a far slower timeframe on their dividend reinstatement.
We exited the position over the period. Finally, Phillips 66, which is an oil refining group, gave back some of their second quarter gains as trends in driving demand moderated as key
states such as Texas, Florida and California rolled back recent reopening activity due to spikes in COVID-19 cases. We still maintain a position in this name.
The severity and speed of the market meltdown in March
2020 was one of the worst in recorded history, with valuations in certain sectors and industries falling below levels seen in the Global Financial Crisis. Our portfolio’s overweight stance to more cyclical, higher beta sectors created a headwind
to relative performance during the first quarter of 2020. The global response to the COVID-19 pandemic was dramatic, with
much of the global economy coming to a sudden stop due to
quarantine and social distancing measures. More positively,
massive globally-coordinated fiscal and monetary stimulus
was deployed successfully to ease conditions until the virus-
induced recession is over.
Consensus forecasts for corporate earnings were slashed and
company managements largely abandoned 2020 guidance.
Companies shored up their balance sheets and liquidity
provisions. Value stocks and high dividend yielding companies were at the center of volatility. As a result, valuation spreads between value and growth stocks hit three standard deviations during March – a level that has occurred just twice since 1952.
As a frame of reference, whenever valuation spreads reach
two standard deviations historically, the subsequent 12-month outperformance of value has averaged 30%.
Since late March, the market has staged an impressive
recovery, with our portfolio outperforming the Index during that period. The portfolio remains well positioned to outperform in a broader economic recovery scenario spurred by a widely
available, efficacious vaccine.
The top sectors that contributed to Fund performance
were Financials, Information Technology and Consumer
Discretionary. In the Financial sector, solid stock selection in the bank segment drove relative results in the sector.
Overweight positioning in capital markets was also additive.
In the Information Technology sector, overweight positioning in the semiconductor & semiconductor equipment segments
was most additive to relative results. Solid stock selection in the technology hardware storage and peripherals segments
also buoyed results. Finally, the Consumer Discretionary sector had overweight positioning among names in the household
durables and automobiles segments, which was most additive
to sector performance.
The top securities which contributed to Fund performance were
Freeport-McMoRan, Inc., Exxon Mobil Corporation and Wells
Fargo & Company. Freeport-McMoRan, a copper producer,
shares advanced nicely over the period as the burgeoning
recovery in global industrial activity underpinned improved
demand. Spot prices also saw a boost related to declining
stockpiles in China and potential supply disruptions in South
America due to spiking COVID-19 cases. Secular growth
prospects for electric vehicles, which use far more copper than conventional vehicles are supportive of prices longer term. We still maintain exposure to this name. Exxon Mobil Corporation shares declined over the period in sympathy with the oil and gas market. In recent months, Exxon has doubled down on
oil and gas investments while many of its rivals have pivoted toward renewables. Our lack of exposure to the company
buoyed results. Finally, our lack of exposure to Wells Fargo &
Company shielded the portfolio as the bank reported earnings that fell below expectations.
The Nationwide Mellon Disciplined Value Fund did not hold
derivatives during the period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
There were no industry impacts from LIBOR on the Fund.

4 - Fund Commentary (unaudited) - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
Subadviser:
Mellon Investments Corporation
Portfolio Managers:
John C. Bailer, CFA.; Brian C. Ferguson; David S. Intoppa
* Performance commentary reflect the time period from
12/17/19-10/31/2020. Any performance prior to 12/17/2019
was adopted from that of the BNY Mellon Disciplined Stock
Fund.
The results shown represent past performance; past
performance does not guarantee future results. Current
performance may be lower or higher than the past performance shown. Share price, principal value, and return will vary, and you may have a gain or a loss when you sell your shares. Current performance may be lower or higher than the performance data quoted.
Performance returns assume the reinvestment of all
distributions. Returns for periods less than one year are not annualized. Total returns reflect a contractual expense limitation for direct annual Fund expenses for all classes for certain
periods since inception, without which returns would have been lower. Pre-inception historical performance for newer share
classes is based on the corresponding share class performance of a Fund's predecessor fund. If no predecessor Fund applies, historical performance is based on that of the longest existing share class, adjusted for sales charges if applicable.
Note about Russell Indexes
Russell Investment Group is the source and owner of the
trademarks, service marks and copyrights related to the
Russell Indexes. Nationwide Mutual Funds are not sponsored,
endorsed, or promoted by Russell, and Russell bears no
liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is
a trademark of Russell Investment Group.
Asset Allocation
1
Common Stocks 98.9%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Banks 7.9%
Capital Markets 6.6%
Semiconductors & Semiconductor Equipment 6.3%
Health Care Equipment & Supplies 5.8%
Insurance 5.8%
Diversified Financial Services 5.2%
Oil, Gas & Consumable Fuels 5.1%
Electric Utilities 4.6%
Electrical Equipment 3.8%
Independent Power and Renewable Electricity
Producers 2.8%
Other Industries 46.1%
100.0%
Top Holdings
2
JPMorgan Chase & Co. 4.6%
Medtronic plc 3.3%
Berkshire Hathaway, Inc., Class B 3.2%
Eaton Corp. plc 3.0%
Alphabet, Inc., Class A 2.8%
Morgan Stanley 2.6%
Goldman Sachs Group, Inc. (The) 2.5%
Freeport-McMoRan, Inc. 2.5%
Chubb Ltd. 2.4%
PPL Corp. 2.3%
Other Holdings 70.8%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Fund Commentary (unaudited) - 5
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
N/A N/A (13.88)%
*
12/16/2019
w/SC
2
N/A N/A (18.84)%
*
Class K
3,4
(9.08)% 6.39% 8.93% 12/31/1987
Class R6
3
N/A N/A (13.51)%
*
12/16/2019
Eagle Class
3
N/A N/A (13.59)%
*
12/16/2019
Institutional Service Class
3
N/A N/A (13.69)%
*
12/16/2019
Russell 1000
®
Value Index (7.57)% 5.82% 9.48%
S&P 500
®
Index 9.71% 11.71% 13.01%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.17% 1.16%
Class K 0.77% 0.76%
Class R6 0.67% 0.66%
Eagle Class 0.77% 0.76%
Institutional Service Class 0.92% 0.91%
N/A — Not Applicable
*
Not annualized
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end SC was deducted.
3
Not subject to any SCs.
4
Total returns prior to the Fund’s inception on December 14, 2019 are based on the performance of the Fund’s predecessor fund.

6 - Fund Commentary (unaudited) - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class K shares of the Nationwide Mellon Disciplined Value Fund versus the
Russell 1000
®
Value Index and S&P 500
®
Index over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on 12/14/19 is based on shares of the Fund’s predecessor fund, the BNY Mellon Disciplined Stock Fund. Unlike the
Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Shareholder Expense Example (unaudited) - 7
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2020)
and continued to hold your shares at the end of the reporting period (October 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2020 through October 31, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2020 through October 31, 2020. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Mellon Disciplined Value Fund
Class A Shares
Actual
(a)
1,000.00 1,110.90 6.16 1.16
Hypothetical
(a)(b)
1,000.00 1,019.30 5.89 1.16
Class K Shares
Actual
(a)
1,000.00 1,113.00 4.04 0.76
Hypothetical
(a)(b)
1,000.00 1,021.32 3.86 0.76
Class R6 Shares
Actual
(a)
1,000.00 1,114.00 3.51 0.66
Hypothetical
(a)(b)
1,000.00 1,021.82 3.35 0.66
Eagle Class Shares
Actual
(a)
1,000.00 1,113.00 4.04 0.76
Hypothetical
(a)(b)
1,000.00 1,021.32 3.86 0.76
Institutional Service Class Shares
Actual
(a)
1,000.00 1,112.30 4.83 0.91
Hypothetical
(a)(b)
1,000.00 1,020.56 4.62 0.91
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2020 through
October 31, 2020 multiplied by 184/366 to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

8 - Statement of Investments - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
Common Stocks 98.9%
Shares Value ($)
Aerospace & Defense 2.2%
L3Harris Technologies, Inc. 48,946 7,885,690
Northrop Grumman Corp. 6,126 1,775,437
9,661,127
Air Freight & Logistics 0.6%
FedEx Corp. 10,275 2,666,054
Automobiles 2.3%
General Motors Co. 293,275 10,126,786
Banks 7.8%
Bank of America Corp. 220,028 5,214,664
JPMorgan Chase & Co. 204,286 20,028,199
PNC Financial Services
Group, Inc. (The) 20,523 2,296,113
Truist Financial Corp. 58,623 2,469,201
US Bancorp 110,743 4,313,440
34,321,617
Beverages 1.2%
PepsiCo, Inc. 41,035 5,469,555
Biotechnology 1.9%
AbbVie, Inc. 96,658 8,225,596
Building Products 2.6%
Carrier Global Corp. 215,964 7,211,038
Trane Technologies plc 31,407 4,169,279
11,380,317
Capital Markets 6.5%
Charles Schwab Corp. (The) 86,672 3,563,086
Goldman Sachs Group, Inc.
(The) 57,983 10,961,106
LPL Financial Holdings, Inc. 36,447 2,913,209
Morgan Stanley 229,729 11,061,451
28,498,852
Chemicals 2.1%
CF Industries Holdings, Inc. 258,978 7,150,383
Dow, Inc. 44,910 2,042,956
9,193,339
Communications Equipment 0.7%
Cisco Systems, Inc. 83,322 2,991,260
Construction & Engineering 1.6%
Quanta Services, Inc. 113,860 7,108,280
Construction Materials 2.3%
Vulcan Materials Co. 68,743 9,956,736
Consumer Finance 2.5%
Ally Financial, Inc. 142,047 3,789,814
Capital One Financial Corp. 95,688 6,992,879
10,782,693
Diversified Financial Services 5.2%
Berkshire Hathaway, Inc.,
Class B* 68,524 13,834,996
Voya Financial, Inc. 184,663 8,850,897
22,685,893
Electric Utilities 4.5%
Exelon Corp. 189,745 7,568,928
FirstEnergy Corp. 76,768 2,281,545
Common Stocks
Shares Value ($)
Electric Utilities
PPL Corp. 368,315 10,128,663
19,979,136
Electrical Equipment 3.7%
Eaton Corp. plc 124,112 12,881,584
Hubbell, Inc. 24,674 3,590,314
16,471,898
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc. 227,270 7,265,822
Dolby Laboratories, Inc., Class
A 51,494 3,866,169
11,131,991
Equity Real Estate Investment Trusts (REITs) 0.7%
Weyerhaeuser Co. 116,668 3,183,870
Food Products 1.4%
Archer-Daniels-Midland Co. 130,093 6,015,500
Health Care Equipment & Supplies 5.8%
Becton Dickinson and Co. 30,913 7,144,922
Danaher Corp. 16,990 3,899,884
Medtronic plc 141,944 14,275,308
25,320,114
Health Care Providers & Services 2.0%
Anthem, Inc. 16,121 4,397,809
Humana, Inc. 10,467 4,179,264
8,577,073
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands Corp. 121,793 5,853,372
Household Durables 0.7%
Lennar Corp., Class A 42,774 3,004,018
Independent Power and Renewable Electricity Producers
2.8%
AES Corp. (The) 116,418 2,270,151
Clearway Energy, Inc., Class C 155,789 4,387,018
NextEra Energy Partners LP 90,021 5,653,319
12,310,488
Insurance 5.7%
Assurant, Inc. 73,781 9,176,143
Chubb Ltd. 81,038 10,527,647
Reinsurance Group of
America, Inc. 22,555 2,278,506
Willis Towers Watson plc 17,747 3,238,472
25,220,768
Interactive Media & Services 2.7%
Alphabet, Inc., Class A* 7,442 12,027,091
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc. 5,295 2,505,170
Machinery 0.7%
Otis Worldwide Corp. 47,859 2,932,800
Media 1.3%
Comcast Corp., Class A 134,686 5,689,137
Metals & Mining 2.5%
Freeport-McMoRan, Inc. 630,047 10,925,015
Oil, Gas & Consumable Fuels 5.1%
Cabot Oil & Gas Corp. 183,706 3,268,130

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Statement of Investments - 9
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
ConocoPhillips 102,901 2,945,027
Hess Corp. 157,522 5,862,969
Marathon Petroleum Corp. 243,814 7,192,513
Phillips 66 63,987 2,985,633
22,254,272
Paper & Forest Products 0.8%
Louisiana-Pacific Corp. 126,614 3,618,628
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co. 96,776 5,656,557
Eli Lilly & Co. 24,490 3,194,966
Merck & Co., Inc. 23,901 1,797,594
10,649,117
Road & Rail 1.8%
Union Pacific Corp. 45,224 8,013,241
Semiconductors & Semiconductor Equipment 6.3%
Applied Materials, Inc. 77,398 4,584,284
Intel Corp. 83,641 3,703,623
Microchip Technology, Inc. 30,112 3,164,169
NXP Semiconductors NV 53,526 7,232,433
QUALCOMM, Inc. 71,278 8,792,854
27,477,363
Common Stocks
Shares Value ($)
Specialty Retail 0.5%
Lowe's Cos., Inc. 13,492 2,133,085
Textiles, Apparel & Luxury Goods 0.8%
VF Corp. 49,432 3,321,830
Thrifts & Mortgage Finance 0.6%
Essent Group Ltd. 71,905 2,865,414
Tobacco 1.4%
Philip Morris International, Inc. 89,184 6,333,848
Wireless Telecommunication Services 0.8%
Vodafone Group plc, ADR-UK 263,593 3,561,141
Investments
(cost $408,900,880) — 98.9% 434,443,485
Other assets in excess of liabilities — 1.1% 4,898,964
NET ASSETS — 100.0%
$ 439,342,449
* Denotes a non-income producing security.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
plc Public Company Limited
The accompanying notes are an integral part of these financial statements.

10 - Statement of Assets and Liabilities - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Mellon
Disciplined Value
Fund
Assets:
Investment securities, at value $ 434,443,485
Cash 5,182,346
Interest and dividends receivable 561,756
Receivable for investments sold 2,578,448
Receivable for capital shares issued 4,678
Receivable for reimbursement from investment adviser (Note 3) 75,868
Prepaid expenses 26,551
Total Assets 442,873,132
Liabilities:
Payable for investments purchased 3,088,586
Payable for capital shares redeemed 95,900
Accrued expenses and other payables:
Investment advisory fees 231,418
Fund administration fees 24,150
Distribution fees 38,543
Administrative servicing fees 241
Accounting and transfer agent fees 197
Trustee fees 1,453
Custodian fees 978
Compliance program costs (Note 3) 346
Professional fees 34,638
Printing fees 6,761
Other 7,472
Total Liabilities 3,530,683
Net Assets $ 439,342,449
Cost of investment securities 408,900,880
Represented by:
Capital $ 398,291,116
Total distributable earnings 41,051,333
Net Assets $ 439,342,449

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Statement of Assets and Liabilities - 11
The accompanying notes are an integral part of these financial statements.
Nationwide Mellon
Disciplined Value
Fund
Net Assets:
Class A Shares $ 17,811
Class K Shares 439,137,487
Class R6 Shares 4,311
Eagle Class Shares 128,381
Institutional Service Class Shares 54,459
Total $ 439,342,449
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 624
Class K Shares 15,378,834
Class R6 Shares 151
Eagle Class Shares 4,497
Institutional Service Class Shares 1,908
Total 15,386,014
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 28.54(a)
Class K Shares $ 28.55
Class R6 Shares $ 28.55
Eagle Class Shares $ 28.55
Institutional Service Class Shares $ 28.54
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 30.28
Maximum Sales Charge:
Class A Shares 5.75%
(a)
For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

12 - Statement of Operations - For the Year Ended October 31, 2020 - Nationwide Mellon Disciplined Value Fund
The accompanying notes are an integral part of these financial statements.
Nationwide
Mellon
Disciplined
Value Fund
INVESTMENT INCOME:
Dividend income $ 12,093,836
Interest income 31,303
Income from securities lending (Note 2) 2,231
Foreign tax withholding (4,268)
Total Income 12,123,102
EXPENSES:
Investment advisory fees (Note 3) 3,057,927
Fund administration fees (Note 3) 146,607
Distribution fees Class A (Note 3)(a) 24
Distribution fees Class K (Note 3)(b) 475,361
Administrative servicing fees Class A (Note 3)(a) 24
Administrative servicing fees Eagle Class (Note 3)(a) 93
Administrative servicing fees Institutional Service Class (Note 3)(a) 135
Registration and filing fees 68,037
Professional fees 62,251
Printing fees 49,384
Trustee fees 15,520
Custodian fees 14,139
Accounting and transfer agent fees 167,861
Compliance program costs (Note 3) 2,252
Other 16,799
Total expenses before expenses reimbursed 4,076,414
Expenses reimbursed by adviser (Note 3) (296,238)
Net Expenses 3,780,176
NET INVESTMENT INCOME 8,342,926
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from:
Transactions in investment securities 14,791,401
Net realized gains 14,791,401
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (70,737,370)
Net change in unrealized appreciation/depreciation (70,737,370)
Net realized/unrealized losses (55,945,969)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (47,603,043)
(a) For the period from December 17, 2019 (commencement of operations) through October 31, 2020.
(b) Effective December 14, 2019, Shares were renamed Class K Shares.

14 - Statements of Changes of Net Assets - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
The accompanying notes are an integral part of these financial statements.
Nationwide Mellon Disciplined Value Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 8,342,926 $ 7,285,781
Net realized gains 14,791,401 43,687,718
Net change in unrealized appreciation/depreciation (70,737,370) 8,754,262
Change in net assets resulting from operations (47,603,043) 59,727,761
Distributions to Shareholders From:
Distributable earnings:
Class A (110)(a) —
Class K(b) (53,671,521) (94,218,803)
Class R6 (54)(a) —
Eagle Class (1,322)(a) —
Institutional Service Class (886)(a) —
Change in net assets from shareholder distributions (53,673,893) (94,218,803)
Change in net assets from capital transactions (38,274,002) 19,611,552
Change in net assets (139,550,938) (14,879,490)
Net Assets:
Beginning of year 578,893,387 593,772,877
End of year $ 439,342,449 $ 578,893,387
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 25,487(a) $ —
Dividends reinvested 110(a) —
Cost of shares redeemed (5,300)(a) —
Total Class A Shares 20,297(a) —
Class K Shares(b)
Proceeds from shares issued 3,166,924 6,787,116
Dividends reinvested 50,765,952 90,439,933
Cost of shares redeemed (92,447,199) (77,615,497)
Total Class K Shares (38,514,323) 19,611,552
Class R6 Shares
Proceeds from shares issued 4,975(a) —
Dividends reinvested 54(a) —
Cost of shares redeemed —(a) —
Total Class R6 Shares 5,029(a) —
Eagle Class Shares
Proceeds from shares issued 141,954(a) —
Dividends reinvested 1,322(a) —
Cost of shares redeemed (3,714)(a) —
Total Eagle Class Shares 139,562(a) —
Institutional Service Class Shares
Proceeds from shares issued 114,547(a) —
Dividends reinvested 886(a) —
Cost of shares redeemed (40,000)(a) —
Total Institutional Service Class Shares 75,433(a) —
Change in net assets from capital transactions $ (38,274,002) $ 19,611,552

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Statements of Changes of Net Assets - 15
The accompanying notes are an integral part of these financial statements.
Nationwide Mellon Disciplined Value Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 803(a) —
Reinvested 4(a) —
Redeemed (183)(a) —
Total Class A Shares 624(a) —
Class K Shares(b)
Issued 107,573 210,444
Reinvested 1,574,480 2,959,780
Redeemed (2,975,278) (2,365,485)
Total Class K Shares (1,293,225) 804,739
Class R6 Shares
Issued 149(a) —
Reinvested 2(a) —
Redeemed —(a) —
Total Class R6 Shares 151(a) —
Eagle Class Shares
Issued 4,576(a) —
Reinvested 47(a) —
Redeemed (126)(a) —
Total Eagle Class Shares 4,497(a) —
Institutional Service Class Shares
Issued 3,380(a) —
Reinvested 32(a) —
Redeemed (1,504)(a) —
Total Institutional Service Class Shares 1,908(a) —
Total change in shares (1,286,045) 804,739
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from December 17, 2019 (commencement of operations) through October 31, 2020.
(b) Effective December 14, 2019, Shares were renamed Class K Shares.

16 - Financial Highlights - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Mellon
Disciplined Value Fund
Class A Shares
Period Ended October 31,
2020(g) $ 33.48 0.33 (5.02) (4.69) (0.25) — (0.25) $ 28.54 (13.88)% $ 17,811 1.15% 1.36% 1.23%
Class K Shares( i )
Year Ended October 31, 2020 $ 34.72 0.52 (3.32) (2.80) (0.59) (2.78) (3.37) $ 28.55 (9.08)% $ 439,137,487 0.80% 1.77% 0.86%
Year Ended October 31, 2019 $ 37.42 0.42 2.83 3.25 (0.40) (5.55) (5.95) $ 34.72 11.01% $ 578,893,387 1.00% 1.26% 1.01%
Year Ended October 31, 2018 $ 38.29 0.36 2.65 3.01 (0.32) (3.56) (3.88) $ 37.42 8.34% $ 593,772,877 1.00% 0.95% 1.01%
Year Ended October 31, 2017 $ 32.68 0.37 6.30 6.67 (0.36) (0.70) (1.06) $ 38.29 20.84% $ 598,185,245 1.00% 1.02% 1.01%
Year Ended October 31, 2016 $ 35.74 0.37 0.60 0.97 (0.37) (3.66) (4.03) $ 32.68 3.15% $ 538,297 1.00% 1.15% 1.01%
Class R6 Shares
Period Ended October 31,
2020(g) $ 33.48 0.45 (5.02) (4.57) (0.36) — (0.36) $ 28.55 (13.51)% $ 4,311 0.66% 1.80% 0.74%
Eagle Class Shares
Period Ended October 31,
2020(g) $ 33.48 0.43 (5.02) (4.59) (0.34) — (0.34) $ 28.55 (13.59)% $ 128,381 0.76% 1.75% 0.85%
Institutional Service Class Shares
Period Ended October 31,
2020(g) $ 33.48 0.45 (5.08) (4.63) (0.31) — (0.31) $ 28.54 (13.69)% $ 54,459 0.91% 1.87% 0.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from December 17, 2019 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of December 16, 2019 through October 31,
(h) Portfolio turnover excludes securities purchased or sold to rebalance the portfolio after the Fund’s reorganization. Had these trades not been excluded, portfolio turnover would have been 90.20%.
( i ) Effective December 14, 2019, Shares were renamed Class K Shares.

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Notes to Financial Statements - 17
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2020, the Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Mellon Disciplined Value
Fund ("Disciplined Value" or the “Fund”), a series of the Trust.
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
The Fund currently offers Class A, Class K, Class R6, Eagle
Class and Institutional Service Class shares. Each share
class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
The Fund commenced operations on December 14, 2019
as a result of a reorganization in which the Fund acquired all of the assets, subject to stated liabilities, of the BNY Mellon
Disciplined Stock Fund  (“Predecessor Fund”). The Fund has
adopted the historical performance of the Predecessor Fund.
The Fund and its Predecessor Fund have substantially similar investment goals and strategies.
The Fund is a diversified fund, as defined in the 1940 Act.
Class A, Class R6, Eagle Class shares and Institutional Service
Class commenced operations on December 17, 2019.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation
of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 (“ASC 946”). The policies are in
conformity with accounting principles generally accepted in
the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods
to measure the value of its investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to the Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern
time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken
from the primary market or exchange on which each security
trades. Shares of registered open-end Underlying Funds
in which the Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund.
Shares of exchange traded funds are generally valued at the
last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end Underlying Funds and shares of exchange traded funds
valued in this manner are generally categorized as Level 1
investments within the hierarchy. Repurchase agreements are

18 - Notes to Financial Statements - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the
hierarchy.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of the
Fund’s securities after trading has stopped (e.g., earnings
announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund's net assets as of October 31, 2020. Please refer to the Statement of Investments for additional information on portfolio holdings.
Above security valuation policy is consistent with the
Predecessor Fund.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At October 31, 2020, the Fund did not have overdrawn
balances.
Securities Lending
During the period December 14, 2019 through October 31,
2020, the Fund entered into securities lending transactions.
To generate additional income, the Fund lent their portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. (“BBH”) serves as securities
lending agent for the securities lending program for the Fund.
Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the
borrower at any time.
The Fund receives payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”,
as applicable, on the Statement of Operations. The Fund
Disciplined Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 434,443,485 $ – $ – $ 434,443,485
Total $ 434,443,485 $ – $ – $ 434,443,485
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Notes to Financial Statements - 19
also receives interest that would have been earned on the
securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses
associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in
the Statement of Operations under “Income from securities
lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and
creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived
from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-
cash collateral.
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on non-
cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At October 31, 2020, the Fund did not have any portfolio
securities on loan.
Prior to December 14, 2019, pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary
of The Bank of New York Mellon Corporation (“BNY Mellon”)
and an affiliate of the BNY Mellon Investment Adviser, Inc. (the
“BNY Adviser”), a wholly-owned subsidiary of BNY Mellon, the
Predecessor Fund could lend securities to qualified institutions.
It was the Predecessor Fund’s policy that, at origination, all loans were secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign
securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan was maintained at all times. Collateral was either in the form of cash, which could be invested in certain money market mutual funds managed by
the BNY Adviser, or U.S. Government and Agency securities.
The Predecessor Fund was entitled to receive all dividends,
interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,
The Bank of New York Mellon was required to replace the
securities for the benefit of the Predecessor Fund or credit the Predecessor Fund with the market value of the unreturned securities and was subrogated to the Predecessor Fund’s
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions were on an overnight and continuous basis.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as
such on the Fund’s Statement of Operations. Dividend income
and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on the Fund’s Statement of
Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

20 - Notes to Financial Statements - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
The Fund records as dividend income the amount
characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statement of Investments and Statement of Assets and
Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statement of Operations. These
characterizations are reflected in the accompanying financial statements.
Distributions to Shareholders
Effective December 14, 2019, distributions from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Prior to December 14, 2019, the Predecessor Fund declared
and paid distributions from net investment income quarterly.
Net realized capital gains, if any, were declared and
distributed annually.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do
not require reclassification. The permanent differences as of
October 31, 2020 are primarily attributable to investments in real estate investment trusts. Temporary differences arise
when certain items of income, gain, or loss are recognized
in different periods for financial statement and tax purposes;
these differences will reverse at some time in the future. The temporary differences as of October 31, 2020 are primarily
be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended October 31, 2020, the Fund has no
reclassifications between capital and total distributable
earnings.
Federal Income Taxes
The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes
an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund files a U.S. federal income tax return and, if
applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to the Fund are charged to the
Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statement of Operations,
as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of
that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Transactions with Affiliates
Effective December 14, 2019, under the terms of the Trust’s
Investment Advisory Agreement, NFA manages the investment
of the assets and supervises the daily business affairs of the
Fund in accordance with policies and procedures established
by the Board of Trustees. NFA has selected Mellon Investment
Company (the “Subadviser”) as subadviser for the Fund,
and provides investment management evaluation services
in monitoring, on an ongoing basis, the performance of the
subadviser.

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Notes to Financial Statements - 21
Effective December 14, 2019, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the period December 14, 2019 through October 31, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
For the year ended October 31, 2020, the Fund’s effective advisory fee rate was as follows:
For the period December 14, 2019 through October 31, 2020,
investment advisory fees paid to NFA amounted to $2,443,465.
From these fees, pursuant to the subadvisory agreement, NFA
pays fees to the unaffiliated subadviser.
Prior to December 14, 2019, pursuant to an investment
management agreement with the BNY Adviser, the BNY Adviser
provided or arranged for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Predecessor
Fund. The BNY Adviser also directed the investments of the
Predecessor Fund in accordance with its investment objective, policies and limitations. For these services, the Predecessor
Fund was contractually obligated to pay the BNY Adviser a
fee, calculated daily and paid monthly, at the annual rate of
0.90% of the value of the Predecessor Fund’s average daily net assets. Out of its fee, the BNY Adviser paid all of the expenses of the Predecessor Fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan
fees, fees and expenses of non-interested Directors (including counsel fees) and extraordinary expenses. In addition, the BNY
Adviser was required to reduce its fee in an amount equal to the Predecessor Fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period November 1, 2019 through December 13, 2019,
fees reimbursed by the BNY Adviser amounted to $3,360.
Effective December 14, 2019, the Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-
routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the following table until February 28, 2022.
Effective December 14, 2019, NFA may request and receive
reimbursement from the Fund for advisory fees waived or
other expenses reimbursed by NFA pursuant to the Expense
Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be
made unless: (i) the Fund’s assets exceed $100 million and
(ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense
limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense
ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by
NFA is not permitted except as provided for in the Expense
Limitation Agreement. The Expense Limitation Agreement may
be changed or eliminated only with the consent of the Board of
Trustees.
Fee Schedule(a)
Advisory Fee
(annual rate)
Up to $1 billion 0.60%
$1 billion and more 0.575%
(a) Prior to December 14, 2019, the Predecessor Fund paid investment advisory fees to the BNY Adviser at an annual rate of
0.90% of the Predecessor Fund’s average daily net assets. During the period November 1, 2019 through December 13, 2019, investment advisory fees paid to the BNY Adviser amounted to $614,462.
Fund
Effective Advisory
Fee Rate Before Expense
Reimbursements
Effective Advisory
Fee Rate After Expense
Reimbursements
Disciplined Value 0.65% 0.58%
Fund Classes
Amount
(annual rate)
Disciplined Value All Classes 0.66%

22 - Notes to Financial Statements - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
As of October 31, 2020, the cumulative potential reimbursements for the Fund, listed by the period in which NFA waived fees or reimbursed expenses to the Fund are:
For the period December 14, 2019 through October 31, 2020,
no amounts were reimbursed to NFA pursuant to the Expense
Limitation Agreement.
Effective December 14, 2019, NFM, a wholly owned subsidiary
of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of
NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing
Agent for the Fund. NFM has entered into agreements with third-
party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the
service providers a fee for these services.
Effective December 14, 2019, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent;
and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a
Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
During the period December 14, 2019 through October 31, 2020, NFM earned $146,607 in fees from the Fund under the Joint
Fund Administration and Transfer Agency Agreement.
Effective December 14, 2019, the Trust pays out-of-pocket
expenses reasonably incurred by NFM in providing services
to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-
transfer agency services to their customers who are Fund
shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance
and recordkeeping, dividend disbursement, responding to
shareholder calls and inquiries, providing statements and
transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $4 to $20 per customer per year.
Effective December 14, 2019, under the terms of the Joint Fund
Administration and Transfer Agency Agreement and a letter
agreement between NFM and the Trust, the Trust has agreed
to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program
subject to the pre-approval of the Trust’s Audit Committee.
These costs are allocated among the series of the Trust based upon their relative net assets. For the period December 14,
2019 through October 31, 2020, the Fund’s aggregate portion
of such costs amounted to $2,252.
Effective December 14, 2019, under the terms of a Distribution
Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution
Plan”), Nationwide Fund Distributors LLC (“NFD”), the Fund's
principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These
fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% for Class A shares and 0.10% for Class K shares of the Fund. During the period
December 14, 2019 through October 31, 2020, the Fund was
charged $407,111 pursuant to the Distribution Plan.
Prior to December 14, 2019, the Predecessor Fund had adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permitted the Predecessor Fund to pay annually up to 0.10%
of the value of its average daily net assets to compensate BNY
Mellon and the BNY Adviser for shareholder servicing activities and BNY Mellon Securities Corporation (“BNYMSC”), a wholly-
owned subsidiary of the BNY Adviser, for shareholder servicing activities and expenses primarily intended to result in the sale of fund shares. During the period November 1, 2019 through
December 13, 2019, the Fund was charged $68,274 pursuant
to the Plan.
Effective December 14, 2019, pursuant to an Underwriting
Agreement, NFD serves as principal underwriter of the Fund
in the continuous distribution of its shares and receives
commissions in the form of a front-end sales charge on Class
A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From
these fees, NFD pays sales commissions, salaries and other
expenses in connection with generating new sales of Class A
shares of the Fund. The Fund's Class A sales charges range
from 0.00% to 5.75% based on the amount purchased. During
the period December 14, 2019 through October 31, 2020, the
Fund
Fiscal Year 2020
Amount Total
Disciplined Value $ 2 92 , 878 (a) (b) $ 2 92 , 878
(a) For the period December 14, 2019 through October 31, 2020.
(b) Reimbursement accrued by the Predecessor Fund in the amount of $3,360 is not eligible to be recouped by any party.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Notes to Financial Statements - 23
Fund imposed front-end sales charges of $718. From these
fees, NFD retained a portion amounting to $93.
Effective December 14, 2019, NFD also receives fees in the
form of contingent deferred sales charges (“CDSCs”) on Class
A. Any CDSC is based on the original purchase price or the
current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain
redemptions. Class A CDSCs are 1.00%. During the period
December 14, 2019 through October 31, 2020, the Fund did
not impose CDSCs.
Prior to December 14, 2019, BNYMSC was the distributor of
the Predecessor Fund’s shares, which were sold to the public without a sales charge.
Effective December 14, 2019, under the terms of an
Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and
financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv)
performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Eagle Class, and Institutional
Service Class shares of the Fund.
For the period December 14, 2019 through October 31, 2020, the effective rates for administrative services fees were as follows:
For the period December 14, 2019 through October 31, 2020, the Fund’s total administrative services fees were as follows:
Line of Credit and Interfund Lending
The Trust and NVIT (together, the “Trusts”) have entered
into a credit agreement with JPMorgan, The Bank of New
York Mellon, and Wells Fargo Bank National Association (the
“Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by the Fund under this
arrangement would be primarily for temporary or emergency
purposes, including the meeting of redemption requests that
otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The
line of credit requires a commitment fee of 0.15% per year
on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Borrowings under this arrangement accrue interest at a rate
of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank
Funding Rate in effect on such day; provided, however, that
if the Federal Funds Rate calculated in accordance with the
foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement.
If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined
without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No
compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the
Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. As of July 10, 2020, the Fund was added to the credit agreement which next expires on July
8, 2021. During the period July 10, 2020 through October 31,
2020, the Fund had no borrowings under the line of credit.
Prior to December 14, 2019, the Predecessor Fund
participated with other long-term open-end funds managed
by the BNY Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300
million unsecured credit facility provided by The Bank of New
York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a "Facility"). The Citibank
Credit Facility was available in two tranches: (i) Tranche A was in an amount equal to 830 million and was available to all long-term open-ended funds, including the Predecessor Fund,
and (ii) Tranche B was in an amount equal to $200 million and available only to BNY Mellon Floating Rate Income Fund, a
series of BNY Mellon Investment Funds IV, Inc.  In connection therewith, the Predecessor Fund had agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit
Facility and BNYM Credit Facility. Interest was charged for the
Predecessor Fund based on rate determined pursuant to the
terms of the respective Facility at the time of borrowing.  During the period November 1, 2019 through December 13, 2019, the
Predecessor Fund did not borrow under the Facilities.
Effective December 14, 2019, pursuant to an exemptive order
issued by the Securities and Exchange Commission (“SEC”)
Fund Class A Eagle Class
Institutional
Service Class
Disciplined Value 0.25% 0.10% 0.25%
Fund Amount
Disciplined Value $252

24 - Notes to Financial Statements - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
(the “Order”), the Fund may participate in an interfund lending program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available
through short-term bank loans or investments in overnight
repurchase agreements and money market funds, respectively,
as detailed in the Order. Further, the Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations.
Interfund loans have a maximum duration of seven days and
may be called on one business day's notice. During the period
December 14, 2019 through October 31, 2020, the Fund did
not engage in interfund lending.
Investment Transactions
For the year ended October 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
Other
As of October 31, 2020, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund as detailed in the following table.
Reorganization
Effective December 14, 2019, shareholders of the Predecessor
Fund received Class K shares of the Fund with an aggregate
share net asset value equal to $560,844,248 for their
16,934,955 shares in the Predecessor Fund immediately prior
to the reorganization. The Fund’s reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflects the historical basis of the assets of the Predecessor Fund
as of the date of the reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the reorganization is reflected in the Fund’s financial statements and financial highlights.
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
Fund Purchases* Sales*
Disciplined Value $ 361,904,555 $ 434,294 ,287
* Purchases and sales exclude securities purchased or sold to rebalance the portfolio after the Fund’s reorganization. Had these trades not been excluded, purchases and sales would have been $425,041,402 and $508,023,940, respectively.
Fund % of Shares
Number of
Accounts
Disciplined Value 17.46% 1
Distributions paid from
Fund
Ordinary
Income
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Disciplined Value $ 9,423,420 $ 44,250,473 $ 53,673,893 $ – $ 53,673,893
Amounts designated as "—" are zero or have been rounded to zero.

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Notes to Financial Statements - 25
The tax character of distributions paid during the year ended October 31, 2019 was as follows:
As of October 31, 2020, the components of accumulated earnings on a tax basis were as follows:
As of October 31, 2020, the tax cost of investment and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There
can be no guarantee that these or other economic stimulus
plans (within the United States or other affected countries
throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect the Fund’s investments. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the
other risks that apply to the Fund and could negatively affect
Fund performance and the value of your investment in the
Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Fund and has determined that there are no subsequent
events requiring recognition or disclosure in the financial
statements.
Distributions paid from
Fund
Ordinary
Income
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Disciplined Value $ 16,512,774 $ 77,706,029 $ 94,218,803 $ – $ 94,218,803
Amounts designated as "—" are zero or have been rounded to zero.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings
Disciplined Value $ 1,459,484 $ 18,641,661 $ 20,101,145 $ – $ – $ 20,950,188 $ 41,051,333
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Disciplined Value $ 413,493,297 $ 55,191,439 $ (34,241,251) $ 20,950,188

26 - Report of Independent Registered Public Accounting Firm - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
To the Board of Trustees of Nationwide Mutual Funds and the Shareholders of Nationwide Mellon Disciplined Value
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Nationwide Mellon Disciplined Value Fund, a series of shares of beneficial interest in Nationwide Mutual Funds (the “Fund” ), including the statement of investments, as of October 31,
2020, and the related statements of operations and changes in net assets for the year then ended, the financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations and the changes in its net assets for the year then ended and its financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended October 31, 2019 and the financial highlights for each of the years in the four-year period ended October 31,
2019 were audited by other auditors, whose report dated December 13, 2019, expressed an unqualified opinion on such financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the
Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ( “PCAOB” ) and are required to be independent with respect to the Fund in accordance with the
U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
/S/BBD, LLP
Philadelphia, Pennsylvania
December 17, 2020
We have served as the auditor of Nationwide Mellon Disciplined Value Fund since 2020.
Share Class Financial Highlights Presented
Class A
For the period from December 17, 2019 (commencement of operations)
through October 31, 2020
Class R6
Eagle Class
Institutional Service Class
Class K For the year ended October 31, 2020

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Supplemental Information (unaudited) - 27
Other Federal Tax Information
For the year ended October 31, 2020, certain dividends paid
by the Fund may be subject to a maximum tax rate of 20% as
provided for by the Jobs and Growth Tax Relief Reconciliation
Act of 2003. The Fund intends to designate the maximum
amount allowable as taxed at a maximum rate of 15%.
Complete information will be reported in conjunction with your
2020 Form 1099-DIV.
For the taxable year ended October 31, 2020, the percentage
of income dividends paid by the Fund that qualifies for the
dividends received deduction available to corporations is
100.00%.
The Fund designates $44,250,473, or the maximum amount
allowable under the Internal Revenue Code, as long term
capital gain distributions qualifying for the maximum 20%
income tax rate for individuals.

28 - Management Information (unaudited) - October 31, 2020 - Nationwide Mellon Disciplined Vaue Fund
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
3
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
3
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
3
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair and of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a Managing Partner of private equity firm; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
3
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Nationwide Mellon Disciplined Vaue Fund - October 31, 2020 - Management Information (unaudited) - 29
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years (or Longer)
3
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman as of
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko has been a Co-Founder of Blue Leaf Ventures since May 2018. From November 2008 until December 2017, Mr. Wezdenko was
Managing Director of JPMorgan Chase Bank, N.A.
Other Directorships held During the Past Five Years
3
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry as well as experience managing a venture capital firm.

30 - Management Information (unaudited) - October 31, 2020 - Nationwide Mellon Disciplined Vaue Fund
Interested Trustee
1
Will retire as Trustee effective December 31, 2020.
2
Length of time served includes time served with the Trust’s predecessors.
3
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
4
Will become Trustee effective January 1, 2021.
5
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
David C. Wetmore
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Retiring as chairman
as of January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
3
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
5
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
3
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2

Nationwide Mellon Disciplined Vaue Fund - October 31, 2020 - Management Information (unaudited) - 31
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

32 - Market Index Definitions (unaudited) - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:  An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:  An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:  An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:  An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Market Index Definitions (unaudited) - 33
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2020, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic

34 - Market Index Definitions (unaudited) - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
:  Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Market Index Definitions (unaudited) - 35
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative

36 - Market Index Definitions (unaudited) - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Glossary (unaudited) - 37
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

38 - Glossary (unaudited) - October 31, 2020 - Nationwide Mellon Disciplined Value Fund
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

Nationwide Mellon Disciplined Value Fund - October 31, 2020 - Glossary (unaudited) - 39
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-DV (12/20)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distributi on and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2020

Annual Report
October 31, 2020
Nationwide Mutual Funds
Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 23
Statements of Investments 26
Statements of Assets and Liabilities 32
Statements of Operations 36
Statements of Changes in Net Assets 38
Statements of Cash Flows 50
Financial Highlights 52
Notes to Financial Statements 62
Report of Independent Registered Public Accounting Firm 77
Supplemental Information 78
Management Information 79
Market Index Definitions 83
Glossary 88

Nationwide Mutual Funds - October 31, 2020 - Message to Investors - 1
Dear Investor,
During this time of unprecedented uncertainty, Nationwide has diligently sought to care for our associates, communities, and ultimately, you our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets experienced a historic period of volatility during the annual reporting period ending October 31, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown, before recovering as the period closed, with growth of +2.4% in the fourth quarter of 2019, -5.0% during the first quarter of 2020, a record -31.4% in the second quarter and a record +33.1% in the third quarter of the same fiscal year.
Economists estimate a continuing rebound of 4.0% in the fourth quarter 2020 and 3.9% for 2021. Corporate profits collapsed, with a decline of 15% forecast for 2020, however, are expected to recover to +22% next year as the economy continues to
emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
from the outbreak, and the lasting implications remain
unclear.
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the period. The S&P
500
®
Index (“S&P 500”) started the period strong, with an
accommodating Federal Reserve (“Fed”) and steady economic
growth, driving a cumulative return of 6.6% in November and
December of 2019. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking an average
297 trading days (roughly a year and 2 months) to recover
with the previous quickest recovery in 1987 at 70 days. This time, it took 20 days to decline. Aggressive fiscal and monetary policy, teamed with the prospect for an economic reopening
drove investor sentiment higher, with a 47% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 9.71%, which is impressive given the severe disruption. Fixed income returns were positive, with a substantial drop in interest rates more than offsetting modestly wider credit spreads.
International markets lagged domestic as they have for much of the past decade, with the MSCI EAFE
®
Index returning -6.86%
and the MSCI Emerging Markets
®
Index returning +8.25%.
The global outbreak and subsequent economic shutdown
had a broad impact, though the strong economic rebound
and aggressive global central bank stimulus led to strong
performance in the second half of the period.
The S&P 500 was higher in seven of the 12 months during
the reporting period.
While much of 2019 was characterized by near-universal strong returns and low volatility for risk assets, volatility dramatically improved through the reporting period, with most risk-assets delivering positive returns. Growth stocks substantially
outperformed value stocks, while large-capitalization stocks beat small-capitalization stocks.
Fixed-income markets were higher, driven by a decline in interest rates, bringing them to historic lows. The Federal Reserve
aggressively added stimulus, first by bringing the Federal
Funds target rate to effectively 0% by March 15, followed by an aggressive bond buying program that nearly doubled the
balance sheet from $4.0 trillion to $7.1 trillion through the period.
Federal Reserve Chair Powell has indicated that it will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.69% to a record-low of 0.50% as of March 9, 2020, before bouncing
modestly to 0.85% by period-end. The 2-year yield dropped
from 1.52% to 0.15%, widening the spread between the two
yields to 0.70%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress, but avoid the temptation to react based on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages
you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - October 31, 2020 - Nationwide Mutual Funds
Index
Annual Total Return
(as of October 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 3.38%
Bloomberg Barclays
Municipal Bond 3.59%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.39%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 11.04%
Bloomberg Barclays U.S.
Aggregate Bond 6.19%
Bloomberg Barclays U.S.
Corporate High Yield 3.49%
MSCI EAFE
®
-6.86%
MSCI Emerging Markets
®
8.25%
MSCI World ex USA -2.61%
Russell 1000
®
Growth 29.22%
Russell 1000
®
Value -7.57%
Russell 2000
®
-0.14%
S&P 500
®
9.71%
Source: Morningstar

Nationwide Investor Destinations Aggresive Fund - October 31, 2020 - Fund Commentary - 3
For the annual period ended October 31, 2020, the Nationwide
Investor Destinations Aggressive Fund Class A returned 1.70%
versus 1.45% for its benchmark, the Morningstar
®
Aggressive
Target Risk Index. For broader comparison, the return for the
Fund’s closest Morningstar
®
peer category, Allocation—85%+
Equity (consisting of 165 investments as of October 31,
2020), was 1.48% for the same period. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The Fund’s return for the 12-month period ended October 31,
2020 was a product of volatile returns across asset classes
and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates, which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s 11 underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying Nationwide
Loomis All Cap Growth Fund returned 4.27% and 26.76%,
respectively, and were the largest contributors to the Fund’s returns despite both underperforming their benchmarks amid
volatility in Q1 2020. The largest detractors to Fund returns were the underlying Nationwide International Index Fund and the
underlying Nationwide Mid Cap Index Fund, which registered
-6.51% and -1.52%, respectively, during the reporting period.
During the reporting period, the Fund invested in a new
underlying Fund, the Nationwide Loomis Core Bond Fund,
which is benchmarked to the Bloomberg Barclays U.S.
Aggregate Bond Index and intended to exceed the benchmark’s
performance with limited tracking error. Reductions from
equities funded the new investment in March 2020.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the Fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation

4 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Aggresive Fund
does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 94.8%
Fixed Income Funds 3.2%
Alternative Assets 2.1%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 43.5%
Nationwide International Index Fund, Class R6 21.3%
Nationwide Mid Cap Market Index Fund, Class R6 11.9%
iShares Core MSCI Emerging Markets ETF 10.0%
Nationwide International Small Cap Fund, Class R6 4.1%
Nationwide Loomis All Cap Growth Fund, Class R6 4.0%
Nationwide Bond Index Fund, Class R6 1.5%
Nationwide Amundi Global High Yield Fund, Class
R6 1.1%
Nationwide Loomis Core Bond Fund, Class R6 1.1%
Nationwide Emerging Markets Debt Fund, Class R6 1.0%
Nationwide Core Plus Bond Fund, Class R6 0.5%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Investor Destinations Aggresive Fund - October 31, 2020 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
1.70% 6.94% 8.11% 3/30/2000
w/SC
2
(4.17)% 5.68% 7.47%
Class C w/o SC
1
1.01% 6.16% 7.32% 3/1/2001
w/SC
3
0.14% N/A N/A
Class R
4,5
1.42% 6.60% 7.77% 10/1/2003
Class R6
4,6
2.12% 7.30% 8.47% 12/29/2004
Institutional Service Class
4
1.90% 7.19% 6.05% 3/3/2014
Service Class
4
1.63% 6.86% 8.03% 3/30/2000
Morningstar
®
Aggressive
Target Risk Index 1.45% 8.03% 8.66%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.87%
Class C 1.62%
Class R 1.19%
Class R6 0.53%
Institutional Service Class 0.63%
Service Class 0.93%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

6 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Aggresive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Aggressive Fund versus the Morningstar
®
Aggressive Target Risk Index over the 10-year period ended 10/31/20. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Investor Destinations Moderately Aggresive Fund - October 31, 2020 - Fund Commentary - 7
For the annual period ended October 31, 2020, the Nationwide
Investor Destinations Moderately Aggressive Fund Class
A returned 2.84% versus 3.14% for its benchmark, the
Morningstar
®
Moderately Aggressive Target Risk Index.
For broader comparison, the return for the Fund’s closest
Morningsta
r
®
peer category, Allocation—70% to 85% Equity
(consisting of 323 funds as of October 31, 2020), was 1.51%
for the same period. Performance for the Fund’s other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2020 was a product of volatile returns across asset classes
and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic, which brought down economic
activity everywhere. The global uncertainty added risk across asset classes and has not yet been completely reduced. After the onset of the pandemic, however, financial assets found
support from accommodative monetary policy and fiscal
stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates, which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s 13 underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying Nationwide
Loomis All Cap Growth Fund returned 4.27% and 26.76%,
respectively, and were the largest contributors to the Fund’s returns despite both underperforming their benchmarks amid
volatility in Q1 2020. The largest detractors to the Fund’s
returns were the underlying Nationwide International Index
Fund and the underlying Nationwide Mid Cap Market Index
Fund, which registered -6.51% and -1.52%, respectively, during the reporting period.
During the reporting period, the Fund invested in a new
underlying Fund, the Nationwide Loomis Core Bond Fund,
which is benchmarked to the Bloomberg Barclays U.S.
Aggregate Bond Index and intended to exceed the benchmark’s
performance with limited tracking error. Reductions from
equities funded the new investment in March 2020.
The Fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the Fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation

8 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Moderately Aggresive Fund
does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 79.5%
Fixed Income Funds 13.8%
Alternative Assets 6.8%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 40.5%
Nationwide International Index Fund, Class R6 15.3%
iShares Core MSCI Emerging Markets ETF 9.4%
Nationwide Mid Cap Market Index Fund, Class R6 7.8%
Nationwide Bond Index Fund, Class R6 6.6%
Nationwide Core Plus Bond Fund, Class R6 4.1%
Nationwide International Small Cap Fund, Class R6 3.4%
Nationwide Amundi Global High Yield Fund, Class
R6 3.1%
Nationwide Loomis All Cap Growth Fund, Class R6 3.0%
Nationwide Emerging Markets Debt Fund, Class R6 2.1%
Other Holdings 4.7%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Investor Destinations Moderately Aggresive Fund - October 31, 2020 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
2.84% 6.80% 7.52% 3/30/2000
w/SC
2
(3.10)% 5.54% 6.88%
Class C w/o SC
1
2.17% 6.05% 6.75% 3/1/2001
w/SC
3
1.28% N/A N/A
Class R
4,5
2.61% 6.48% 7.18% 10/1/2003
Class R6
4,6
3.20% 7.17% 7.88% 12/29/2004
Institutional Service Class
4
3.12% 7.08% 5.94% 3/3/2014
Service Class
4
2.78% 6.76% 7.45% 3/30/2000
Morningstar
®
Moderately
Aggressive Target Risk
Index 3.14% 7.67% 7.96%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.87%
Class C 1.59%
Class R 1.19%
Class R6 0.53%
Institutional Service Class 0.63%
Service Class 0.93%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

10 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Moderately Aggresive Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Aggressive
Fund versus the Morningstar
®
Moderately Aggressive Target Risk Index over the 10-year period ended 10/31/20. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Investor Destinations Moderate Fund - October 31, 2020 - Fund Commentary - 11
For the annual period ended October 31, 2020, the
Nationwide Investor Destinations Moderate Fund (Class A
at NAV*) returned 3.46% versus 4.51% for its benchmark,
the Morningstar
®
Moderate Target Risk Index. For broader
comparison, the return for the Fund’s closest Morningstar
®
peer category, Allocation—50% to 70% Equity (consisting of
654 funds as of October 31, 2020), was 3.58% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2020 was a product of volatile returns across asset classes
and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic, which brought down economic
activity everywhere. The global uncertainty added risk across asset classes and has not yet been completely reduced. After the onset of the pandemic, however, financial assets found
support from accommodative monetary policy and fiscal
stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s 16 underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying Nationwide
Loomis All Cap Growth Fund returned 4.27% and 26.76%,
respectively, and were the largest contributors to the Fund’s returns despite both underperforming their benchmarks amid
volatility in Q1 2020. The largest detractors to Fund returns were the underlying Nationwide International Index Fund and the
underlying Nationwide Mid Cap Index Fund, which registered
-6.51%% and -1.52%, respectively, during the reporting period.
During the reporting period, the Fund invested in a new
underlying Fund, the Nationwide Loomis Core Bond Fund,
which is benchmarked to the Bloomberg Barclays U.S.
Aggregate Bond Index and intended to exceed the benchmark’s
performance with limited tracking error. Reductions from
equities funded the new investment in March 2020.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury ETF to help increase exposure
to U.S. interest rates, which helped reduce the funds’ volatility during the equity drawdown in Q1.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the Fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*Performance is shown for the Fund’s Class A shares to
correspond with the class used for performance reporting in
the Fund’s prospectus. Service Class shares were previously
shown in the Fund’s annual reports for performance reporting.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract

12 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Moderate Fund
terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non
-diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 59.1%
Fixed Income Funds 26.1%
Investment Contract 8.2%
Alternative Assets 6.7%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 32.8%
Nationwide International Index Fund, Class R6 11.1%
Nationwide Bond Index Fund, Class R6 9.2%
Nationwide Contract 8.2%
iShares Core MSCI Emerging Markets ETF 6.7%
Nationwide Core Plus Bond Fund, Class R6 5.1%
Nationwide Loomis Core Bond Fund, Class R6 5.1%
Nationwide Mid Cap Market Index Fund, Class R6 4.8%
Nationwide Loomis Short Term Bond Fund, Class R6 4.1%
Nationwide Amundi Global High Yield Fund, Class
R6 3.1%
Other Holdings 9.8%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Investor Destinations Moderate Fund - October 31, 2020 - Fund Commentary - 13
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
3.46% 5.99% 6.38% 3/30/2000
w/SC
2
(2.51)% 4.73% 5.76%
Class C w/o SC
1
2.68% 5.20% 5.62% 3/1/2001
w/SC
3
1.74% N/A N/A
Class R
4,5
3.15% 5.67% 6.04% 10/1/2003
Class R6
4,6
3.85% 6.36% 6.74% 12/29/2004
Institutional Service Class
4
3.74% 6.26% 5.29% 3/3/2014
Service Class
4
3.40% 5.94% 6.31% 3/30/2000
Morningstar
®
Moderate
Target Risk Index 4.51% 6.95% 6.94%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.85%
Class C 1.57%
Class R 1.16%
Class R6 0.51%
Institutional Service Class 0.61%
Service Class 0.91%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

14 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Moderate Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderate Fund versus the Morningstar
®
Moderate Target Risk Index over the 10-year period ended 10/31/20. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2020 - Fund Commentary - 15
For the annual period ended October 31, 2020, the Nationwide
Investor Destinations Moderately Conservative Fund Class
A returned 4.20% versus 5.80% for its benchmark, the
Morningstar
®
Moderately Conservative Target Risk Index.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Allocation Funds—30% to 50%
Equity (consisting of 546 investments as of October 31,
2020), was 2.10% for the same period. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The Fund’s return for the 12-month period ended October 31,
2020 was a product of volatile returns across asset classes
and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic, which brought down economic
activity everywhere. The global uncertainty added risk across asset classes and has not yet been completely reduced. After the onset of the pandemic, however, financial assets found
support from accommodative monetary policy and fiscal
stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returning
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates, which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s 15 underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Bond Index Fund and the underlying Nationwide
Multi-Cap Portfolio returned 5.79% and 4.27%, respectively,
and were the largest contributors to the Fund’s returns despite the latter underperforming its benchmarks amid volatility in Q1
2020. The largest detractors to Fund returns were the underlying
Nationwide International Index Fund and the underlying
Nationwide Amundi Global High Yield Fund, which registered
-6.51% and -2.40%, respectively, during the reporting period.
During the reporting period, the Fund invested in a new
underlying Fund, the Nationwide Loomis Core Bond Fund,
which is benchmarked to the Bloomberg Barclays U.S.
Aggregate Bond Index and intended to exceed the benchmark’s
performance with limited tracking error. Reductions from
equities funded the new investment in March 2020.
During Q4 2019 and Q1 2020, the Fund increased exposure to
the iShares 20+ Year Treasury ETF to help increase exposure
to U.S. interest rates which helped reduce the Funds’ volatility during the equity drawdown in Q1.
The Fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the Fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.

16 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Moderately Conservative Fund
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 42.2%
Equity Funds 39.0%
Investment Contract 13.2%
Alternative Assets 5.7%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 22.0%
Nationwide Bond Index Fund, Class R6 17.7%
Nationwide Contract 13.2%
Nationwide Loomis Short Term Bond Fund, Class R6 8.2%
Nationwide International Index Fund, Class R6 7.9%
Nationwide Core Plus Bond Fund, Class R6 7.2%
iShares Core MSCI Emerging Markets ETF 4.2%
Nationwide Loomis Core Bond Fund, Class R6 4.1%
Nationwide Mid Cap Market Index Fund, Class R6 4.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 3.1%
Other Holdings 8.4%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2020 - Fund Commentary - 17
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
4.20% 5.08% 5.18% 3/30/2000
w/SC
2
(1.79)% 3.85% 4.56%
Class C w/o SC
1
3.47% 4.33% 4.43% 3/1/2001
w/SC
3
2.49% N/A N/A
Class R
4,5
3.92% 4.77% 4.85% 10/1/2003
Class R6
4,6
4.48% 5.43% 5.52% 12/29/2004
Institutional Service Class
4
4.34% 5.32% 4.61% 3/3/2014
Service Class
4
4.17% 5.03% 5.11% 3/30/2000
Morningstar
®
Moderately
Conservative Target Risk
Index 5.80% 6.16% 5.80%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.83%
Class C 1.56%
Class R 1.15%
Class R6 0.50%
Institutional Service Class 0.63%
Service Class 0.91%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

18 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Moderately Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Moderately Conservative
Fund versus the Morningstar
®
Moderately Conservative Target Risk Index over the 10-year period ended 10/31/20. Unlike the
Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Investor Destinations Conservative Fund - October 31, 2020 - Fund Commentary - 19
For the annual period ended October 31, 2020, the Nationwide
Investor Destinations Conservative Fund Class A returned
4.80% versus 5.73% for its benchmark, the Morningstar
®
Conservative Target Risk Index. For broader comparison,
the return for the Fund’s closest Morningstar
®
peer category,
Allocation—15% to 30% Equity (consisting of 148 investments
as of October 31, 2020), was 2.47% for the same period.
Performance for the Fund’s other share classes versus the
benchmark is stated in the Average Annual Total Return chart in this report’s Fund Performance section.
The Fund’s return for the 12-month period ended October 31,
2020 was a product of volatile returns across asset classes
and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic, which brought down economic
activity everywhere. The global uncertainty added risk across asset classes and has not yet been completely reduced. After the onset of the pandemic, however, financial assets found
support from accommodative monetary policy and fiscal
stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates, which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s 15 underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Bond Index Fund and the underlying Nationwide
Loomis Short Term Bond Fund returned 5.69% and 4.72%,
respectively, and were the largest contributors to the Fund’s returns. The largest detractors to Fund returns were the
underlying Nationwide International Index Fund and the
underlying Nationwide Amundi Global High Yield Fund, which
registered -6.51%% and -2.40%, respectively, during the
reporting period.
During the reporting period, the Fund invested in a new
underlying Fund, the Nationwide Loomis Core Bond Fund,
which is benchmarked to the Bloomberg Barclays U.S.
Aggregate Bond Index and intended to exceed the benchmark’s
performance with limited tracking error. Reductions from
equities funded the new investment in March 2020.
During Q4 2019 and Q1 2020, the Fund increased exposure to
the iShares 20+ Year Treasury ETF to help increase exposure
to U.S. interest rates, which helped reduce the Funds’ volatility during the equity drawdown in Q1.
The fund did not invest in any derivatives during the reporting period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the Fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest. The financial health of Nationwide Life may have a greater impact on the value of a Fund that invests in it.

20 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Conservative Fund
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of any
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 56.4%
Equity Funds 19.6%
Investment Contract 18.1%
Alternative Assets 6.0%
Liabilities in excess of other assets (0.1)%
100.0%
Top Holdings
2
Nationwide Bond Index Fund, Class R6 22.1%
Nationwide Contract 18.1%
Nationwide Loomis Short Term Bond Fund, Class R6 14.1%
Nationwide Multi-Cap Portfolio, Class R6 11.1%
Nationwide Core Plus Bond Fund, Class R6 9.1%
Nationwide Inflation-Protected Securities Fund,
Class R6 5.0%
Nationwide International Index Fund, Class R6 4.3%
iShares 20+ Year Treasury Bond ETF 4.0%
Nationwide Amundi Strategic Income Fund, Class
R6 3.1%
Nationwide Loomis Core Bond Fund, Class R6 2.0%
Other Holdings 7.1%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Investor Destinations Conservative Fund - October 31, 2020 - Fund Commentary - 21
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
4.80% 4.12% 3.77% 3/30/2000
w/SC
2
(1.27)% 2.89% 3.16%
Class C w/o SC
1
4.03% 3.35% 3.01% 3/1/2001
w/SC
3
3.03% N/A N/A
Class R
4,5
4.55% 3.78% 3.44% 10/1/2003
Class R6
4,6
5.22% 4.46% 4.10% 12/29/2004
Institutional Service Class
4
5.04% 4.36% 3.82% 3/3/2014
Service Class
4
4.80% 4.05% 3.69% 3/30/2000
Morningstar
®
Conservative
Target Risk Index 5.73% 4.93% 4.28%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.83%
Class C 1.57%
Class R 1.16%
Class R6 0.50%
Institutional Service Class 0.57%
Service Class 0.90%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

22 - Fund Commentary - October 31, 2020 - Nationwide Investor Destinations Conservative Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Investor Destinations Conservative Fund
versus the Morningstar
®
Conservative Target Risk Index over the 10-year period ended 10/31/20. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Investor Destination Funds - October 31, 2020 - Shareholder Expense Examples - 23
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2020)
and continued to hold your shares at the end of the reporting period (October 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2020 through October 31, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2020 through October 31, 2020. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in
the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your
ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these
transaction costs were included, your costs would have been
higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
The examples also assume all dividends and distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
(a)
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
(a)
Nationwide Investor Destinations Aggressive
Fund
Class A Shares
Actual
(b)
1,000.00 1,149.70 2.86 0.53
Hypothetical
(b)(c)
1,000.00 1,022.47 2.69 0.53
Class C Shares
Actual
(b)
1,000.00 1,145.40 6.90 1.28
Hypothetical
(b)(c)
1,000.00 1,018.70 6.50 1.28
Class R Shares
Actual
(b)
1,000.00 1,147.40 4.59 0.85
Hypothetical
(b)(c)
1,000.00 1,020.86 4.32 0.85
Class R6 Shares
Actual
(b)
1,000.00 1,150.80 1.03 0.19
Hypothetical
(b)(c)
1,000.00 1,024.18 0.97 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,149.50 1.67 0.31
Hypothetical
(b)(c)
1,000.00 1,023.58 1.58 0.31
Service Class Shares
Actual
(b)
1,000.00 1,148.60 3.19 0.59
Hypothetical
(b)(c)
1,000.00 1,022.17 3.00 0.59

24 - Shareholder Expense Examples - October 31, 2020 - Investor Destination Funds
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
(a)
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
(a)
Nationwide Investor Destinations Moderately
Aggressive Fund
Class A Shares
Actual
(b)
1,000.00 1,136.80 2.85 0.53
Hypothetical
(b)(c)
1,000.00 1,022.47 2.69 0.53
Class C Shares
Actual
(b)
1,000.00 1,132.20 6.70 1.25
Hypothetical
(b)(c)
1,000.00 1,018.85 6.34 1.25
Class R Shares
Actual
(b)
1,000.00 1,135.50 4.56 0.85
Hypothetical
(b)(c)
1,000.00 1,020.86 4.32 0.85
Class R6 Shares
Actual
(b)
1,000.00 1,137.20 1.02 0.19
Hypothetical
(b)(c)
1,000.00 1,024.18 0.97 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,138.40 1.29 0.24
Hypothetical
(b)(c)
1,000.00 1,023.93 1.22 0.24
Service Class Shares
Actual
(b)
1,000.00 1,136.80 3.17 0.59
Hypothetical
(b)(c)
1,000.00 1,022.17 3.00 0.59
Nationwide Investor Destinations Moderate Fund
Class A Shares
Actual
(b)
1,000.00 1,108.30 2.81 0.53
Hypothetical
(b)(c)
1,000.00 1,022.47 2.69 0.53
Class C Shares
Actual
(b)
1,000.00 1,103.60 6.72 1.27
Hypothetical
(b)(c)
1,000.00 1,018.75 6.44 1.27
Class R Shares
Actual
(b)
1,000.00 1,105.40 4.45 0.84
Hypothetical
(b)(c)
1,000.00 1,020.91 4.27 0.84
Class R6 Shares
Actual
(b)
1,000.00 1,109.60 1.01 0.19
Hypothetical
(b)(c)
1,000.00 1,024.18 0.97 0.19
Institutional Service Class Shares
Actual
(b)
1,000.00 1,109.20 1.54 0.29
Hypothetical
(b)(c)
1,000.00 1,023.68 1.48 0.29
Service Class Shares
Actual
(b)
1,000.00 1,107.40 3.13 0.59
Hypothetical
(b)(c)
1,000.00 1,022.17 3.00 0.59
Nationwide Investor Destinations Moderately
Conservative Fund
Class A Shares
Actual
(b)
1,000.00 1,077.70 2.72 0.52
Hypothetical
(b)(c)
1,000.00 1,022.52 2.64 0.52
Class C Shares
Actual
(b)
1,000.00 1,074.10 6.67 1.28
Hypothetical
(b)(c)
1,000.00 1,018.70 6.50 1.28
Class R Shares
Actual
(b)
1,000.00 1,076.60 4.70 0.90
Hypothetical
(b)(c)
1,000.00 1,020.61 4.57 0.90
Class R6 Shares
Actual
(b)
1,000.00 1,079.40 1.15 0.22
Hypothetical
(b)(c)
1,000.00 1,024.03 1.12 0.22
Institutional Service Class Shares
Actual
(b)
1,000.00 1,079.00 1.93 0.37
Hypothetical
(b)(c)
1,000.00 1,023.28 1.88 0.37
Service Class Shares
Actual
(b)
1,000.00 1,077.60 3.29 0.63
Hypothetical
(b)(c)
1,000.00 1,021.97 3.20 0.63

Investor Destination Funds - October 31, 2020 - Shareholder Expense Examples - 25
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
(a)
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
(a)
Nationwide Investor Destinations Conservative
Fund
Class A Shares
Actual
(b)
1,000.00 1,050.40 2.78 0.54
Hypothetical
(b)(c)
1,000.00 1,022.42 2.75 0.54
Class C Shares
Actual
(b)
1,000.00 1,046.80 6.59 1.28
Hypothetical
(b)(c)
1,000.00 1,018.70 6.50 1.28
Class R Shares
Actual
(b)
1,000.00 1,049.90 4.43 0.86
Hypothetical
(b)(c)
1,000.00 1,020.81 4.37 0.86
Class R6 Shares
Actual
(b)
1,000.00 1,052.90 1.08 0.21
Hypothetical
(b)(c)
1,000.00 1,024.08 1.07 0.21
Institutional Service Class Shares
Actual
(b)
1,000.00 1,051.50 1.60 0.31
Hypothetical
(b)(c)
1,000.00 1,023.58 1.58 0.31
Service Class Shares
Actual
(b)
1,000.00 1,050.90 3.14 0.61
Hypothetical
(b)(c)
1,000.00 1,022.07 3.10 0.61
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2020 through
October 31, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

26 - Statement of Investments - October 31, 2020 - Nationwide Investor Destinations Aggressive Fund
Investment Companies 90.1%
Shares Value ($)
Alternative Assets 2.1%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,034,395 9,516,435
Nationwide Emerging Markets
Debt Fund, Class R6(a) 987,707 9,393,090
Total Alternative Assets
(cost $19,559,942) 18,909,525
Equity Funds 84.8%
Nationwide International Index
Fund, Class R6(a) 26,824,196 191,524,763
Nationwide International Small
Cap Fund, Class R6(a) 3,749,714 36,447,222
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 2,344,980 35,784,398
Nationwide Mid Cap Market
Index Fund, Class R6(a) 7,383,710 106,916,115
Nationwide Multi-Cap Portfolio,
Class R6(a) 37,292,452 390,451,977
Total Equity Funds
(cost $743,980,677 ) 761,124,475
Investment Companies
Shares Value ($)
Fixed Income Funds 3.2%
Nationwide Bond Index Fund,
Class R6(a) 1,197,043 14,029,340
Nationwide Core Plus Bond
Fund, Class R6(a) 440,991 4,767,117
Nationwide Loomis Core Bond
Fund, Class R6(a) 808,978 9,497,399
Total Fixed Income Funds
(cost $26,885,374) 28,293,856
Total Investment Companies
(cost $790,425,993) 808,327,856
Exchange Traded Fund 10.0%
Equity Fund 10.0%
iShares Core MSCI Emerging
Markets ETF 1,673,467 89,480,280
Total Exchange Traded Fund
(cost $88,387,796) 89,480,280
Total Investments
(cost $878,813,789) — 100.1% 897,808,136
Liabilities in excess of other assets — (0.1)% (580,235)
NET ASSETS — 100.0% $ 897,227,901
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Aggressive Fund - October 31, 2020 - Statement of Investments - 27
Investment Companies 90.7%
Shares Value ($)
Alternative Assets 6.8%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 4,651,684 42,795,488
Nationwide Amundi Strategic
Income Fund, Class R6(a) 2,169,773 21,936,406
Nationwide Emerging Markets
Debt Fund, Class R6(a) 3,039,321 28,903,945
Total Alternative Assets
(cost $96,567,425) 93,635,839
Equity Funds 70.1%
Nationwide International Index
Fund, Class R6(a) 29,812,879 212,863,958
Nationwide International Small
Cap Fund, Class R6(a) 4,887,768 47,509,101
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 2,722,116 41,539,494
Nationwide Mid Cap Market
Index Fund, Class R6(a) 7,503,484 108,650,452
Nationwide Multi-Cap Portfolio,
Class R6(a) 53,804,795 563,336,208
Total Equity Funds
(cost $943,379,482 ) 973,899,213
Investment Companies
Shares Value ($)
Fixed Income Funds 13.8%
Nationwide Bond Index Fund,
Class R6(a) 7,813,723 91,576,837
Nationwide Core Plus Bond
Fund, Class R6(a) 5,255,256 56,809,321
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,342,268 14,577,028
Nationwide Loomis Core Bond
Fund, Class R6(a) 2,460,886 28,890,804
Total Fixed Income Funds
(cost $181,129,168) 191,853,990
Total Investment Companies
(cost $1,221,076,075) 1,259,389,042
Exchange Traded Fund 9.4%
Equity Fund 9.4%
iShares Core MSCI Emerging
Markets ETF 2,432,424 130,061,711
Total Exchange Traded Fund
(cost $127,797,966) 130,061,711
Total Investments
(cost $1,348,874,041) — 100.1% 1,389,450,753
Liabilities in excess of other assets — (0.1)% (743,419)
NET ASSETS — 100.0% $ 1,388,707,334
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

28 - Statement of Investments - October 31, 2020 - Nationwide Investor Destinations Moderate Fund
Investment Companies 83.7%
Shares Value ($)
Alternative Assets 6.7%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 3,839,965 35,327,682
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,770,303 17,897,762
Nationwide Emerging Markets
Debt Fund, Class R6(a) 2,486,507 23,646,684
Total Alternative Assets
(cost $79,754,755) 76,872,128
Equity Funds 52.4%
Nationwide International Index
Fund, Class R6(a) 17,810,212 127,164,914
Nationwide International Small
Cap Fund, Class R6(a) 2,196,274 21,347,782
Nationwide Loomis All Cap
Growth Fund, Class R6(a) 1,401,038 21,379,834
Nationwide Mid Cap Market
Index Fund, Class R6(a) 3,765,583 54,525,637
Nationwide Multi-Cap Portfolio,
Class R6(a) 35,916,043 376,040,974
Total Equity Funds
(cost $570,797,573 ) 600,459,141
Fixed Income Funds 24.6%
Nationwide Bond Index Fund,
Class R6(a) 8,962,996 105,046,318
Nationwide Core Plus Bond
Fund, Class R6(a) 5,418,188 58,570,611
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,088,543 11,821,578
Nationwide Loomis Core Bond
Fund, Class R6(a) 4,982,355 58,492,850
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 4,559,472 47,190,533
Total Fixed Income Funds
(cost $267,349,490) 281,121,890
Total Investment Companies
(cost $917,901,818) 958,453,159
Exchange-Traded Funds 8.2%
Shares Value ($)
Equity Fund 6.7%
iShares Core MSCI Emerging
Markets ETF 1,432,574 76,599,732
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 108,866 17,154,015
Total Exchange-Traded Funds
(cost $90,566,312) 93,753,747
Investment Contract 8.2%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(b) 93,448,899 93,448,899
Total Investment Contract
(cost $93,448,899) 93,448,899
Total Investments
(cost $1,101,917,029) — 100.1% 1,145,655,805
Liabilities in excess of other assets — (0.1)% (632,273)
NET ASSETS — 100.0% $ 1,145,023,532
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Investor Destinations Moderately Conservative Fund - October 31, 2020 - Statement of Investments - 29
Investment Companies 80.7%
Shares Value ($)
Alternative Assets 5.7%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,340,653 12,334,007
Nationwide Amundi Strategic
Income Fund, Class R6(a) 621,366 6,282,011
Nationwide Emerging Markets
Debt Fund, Class R6(a) 434,440 4,131,524
Total Alternative Assets
(cost $23,616,788) 22,747,542
Equity Funds 34.8%
Nationwide International Index
Fund, Class R6(a) 4,439,491 31,697,965
Nationwide International Small
Cap Fund, Class R6(a) 371,532 3,611,291
Nationwide Mid Cap Market
Index Fund, Class R6(a) 1,117,841 16,186,333
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,485,254 88,840,610
Total Equity Funds
(cost $130,402,915 ) 140,336,199
Fixed Income Funds 40.2%
Nationwide Bond Index Fund,
Class R6(a) 6,083,649 71,300,371
Nationwide Core Plus Bond
Fund, Class R6(a) 2,669,808 28,860,621
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,143,160 12,414,713
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,409,305 16,545,240
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 3,183,682 32,951,109
Total Fixed Income Funds
(cost $153,318,995) 162,072,054
Total Investment Companies
(cost $307,338,698) 325,155,795
Exchange-Traded Funds 6.2%
Shares Value ($)
Equity Fund 4.2%
iShares Core MSCI Emerging
Markets ETF 315,827 16,887,270
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 51,373 8,094,843
Total Exchange-Traded Funds
(cost $23,106,600) 24,982,113
Investment Contract 13.2%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(b) 53,040,217 53,040,217
Total Investment Contract
(cost $53,040,217) 53,040,217
Total Investments
(cost $383,485,515) — 100.1% 403,178,125
Liabilities in excess of other assets — (0.1)% (254,698)
NET ASSETS — 100.0% $ 402,923,427
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - October 31, 2020 - Nationwide Investor Destinations Conservative Fund
Investment Companies 76.1%
Shares Value ($)
Alternative Assets 6.0%
Nationwide Amundi Global High
Yield Fund, Class R6(a) 1,372,364 12,625,750
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,906,635 19,276,081
Nationwide Emerging Markets
Debt Fund, Class R6(a) 656,764 6,245,824
Total Alternative Assets
(cost $39,112,366) 38,147,655
Equity Funds 17.7%
Nationwide International Index
Fund, Class R6(a) 3,838,684 27,408,203
Nationwide International Small
Cap Fund, Class R6(a) 284,571 2,766,032
Nationwide Mid Cap Market
Index Fund, Class R6(a) 805,530 11,664,078
Nationwide Multi-Cap Portfolio,
Class R6(a) 6,675,259 69,889,964
Total Equity Funds
(cost $101,737,882 ) 111,728,277
Fixed Income Funds 52.4%
Nationwide Bond Index Fund,
Class R6(a) 11,926,539 139,779,035
Nationwide Core Plus Bond
Fund, Class R6(a) 5,289,348 57,177,850
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,915,887 31,666,529
Nationwide Loomis Core Bond
Fund, Class R6(a) 1,078,810 12,665,230
Nationwide Loomis Short Term
Bond Fund, Class R6(a) 8,618,382 89,200,259
Total Fixed Income Funds
(cost $312,647,457) 330,488,903
Total Investment Companies
(cost $453,497,705) 480,364,835
Exchange-Traded Funds 5.9%
Shares Value ($)
Equity Fund 1.9%
iShares Core MSCI Emerging
Markets ETF 217,644 11,637,425
Fixed Income Fund 4.0%
iShares 20+ Year Treasury Bond
ETF 160,045 25,218,290
Total Exchange-Traded Funds
(cost $33,149,662) 36,855,715
Investment Contract 18.1%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(b) 114,288,847 114,288,847
Total Investment Contract
(cost $114,288,847) 114,288,847
Total Investments
(cost $600,936,214) — 100.1% 631,509,397
Liabilities in excess of other assets — (0.1)% (332,298)
NET ASSETS — 100.0% $ 631,177,099
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

32 - Statements of Assets and Liabilities - October 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 808,327,856 $ 1,259,389,042
Investment securities of unaffiliated issuers, at value 89,480,280 130,061,711
Interest receivable — —
Receivable for investments sold 1,546,816 2,240,962
Receivable for capital shares issued 6,346,151 18,088,146
Prepaid expenses 40,712 41,168
Total Assets 905,741,815 1,409,821,029
Liabilities:
Payable for capital shares redeemed 6,986,535 19,509,972
Cash overdraft (Note 2) 988,262 827,990
Accrued expenses and other payables:
Investment advisory fees 103,665 159,378
Fund administration fees 28,029 38,589
Distribution fees 165,095 244,707
Administrative servicing fees 177,433 238,468
Accounting and transfer agent fees 6,482 11,057
Trustee fees 2,967 4,625
Custodian fees 8,391 13,692
Compliance program costs (Note 3) 291 447
Professional fees 13,512 18,109
Printing fees 17,038 22,339
Other 16,214 24,322
Total Liabilities 8,513,914 21,113,695
Net Assets $ 897,227,901 $ 1,388,707,334
Cost of investment securities of affiliated issuers 790,425,993 1,221,076,075
Cost of investment securities of unaffiliated issuers 88,387,796 127,797,966
Represented by:
Capital $ 908,496,201 $ 1,386,186,052
Total distributable earnings (loss) (11,268,300) 2,521,282
Net Assets $ 897,227,901 $ 1,388,707,334

Investor Destinations Funds - October 31, 2020 - Statements of Assets and Liabilities - 33
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 1,051,902,058 $ 378,196,012 $ 594,653,682
93,753,747 24,982,113 36,855,715
— — 4
563,773 596,831 290,767
17,068,036 4,374,038 1,449,442
38,002 34,857 37,393
1,163,325,616 408,183,851 633,287,003
17,631,788 4,970,548 1,676,477
— — —
130,083 45,549 70,183
33,219 17,285 21,969
206,833 85,770 153,060
209,012 89,270 106,001
10,222 5,271 6,813
3,836 1,351 2,107
12,116 3,674 10,642
368 127 189
20,382 13,684 15,718
21,631 16,663 37,201
22,594 11,232 9,544
18,302,084 5,260,424 2,109,904
$ 1,145,023,532 $ 402,923,427 $ 631,177,099
1,011,350,717 360,378,915 567,786,552
90,566,312 23,106,600 33,149,662
$ 1,124,283,862 $ 394,097,431 $ 610,620,881
20,739,670 8,825,996 20,556,218
$ 1,145,023,532 $ 402,923,427 $ 631,177,099

34 - Statements of Assets and Liabilities - October 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations Aggressive
Fund
Nationwide Investor
Destinations Moderately
Aggressive Fund
Net Assets:
Class A Shares $ 74,817,264 $ 152,025,832
Class C Shares 13,363,963 24,281,784
Class R Shares 44,326,454 94,195,325
Class R6 Shares 234,119,585 429,531,991
Institutional Service Class Shares 4,058,965 18,652,177
Service Class Shares 526,541,670 670,020,225
Total $ 897,227,901 $ 1,388,707,334
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 8,993,987 17,315,416
Class C Shares 1,690,266 2,894,746
Class R Shares 5,500,594 11,165,344
Class R6 Shares 27,618,318 49,011,860
Institutional Service Class Shares 487,110 2,133,926
Service Class Shares 63,100,512 76,578,847
Total 107,390,787 159,100,139
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 8.32(a) $ 8.78(a)
Class C Shares $ 7.91(b) $ 8.39(b)
Class R Shares $ 8.06 $ 8.44
Class R6 Shares $ 8.48 $ 8.76
Institutional Service Class Shares $ 8.33 $ 8.74
Service Class Shares $ 8.34 $ 8.75
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 8.83 $ 9.32
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Investor Destinations Funds - October 31, 2020 - Statements of Assets and Liabilities - 35
Nationwide Investor
Destinations Moderate
Fund
Nationwide Investor
Destinations Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 142,688,676 $ 63,724,683 $ 88,254,293
39,214,275 34,375,356 112,259,441
72,805,405 27,756,957 27,980,035
381,613,926 136,414,040 102,889,527
9,980,276 5,453,775 177,188,611
498,720,974 135,198,616 122,605,192
$ 1,145,023,532 $ 402,923,427 $ 631,177,099
15,753,506 6,543,107 8,501,414
4,450,529 3,552,399 10,876,470
8,329,868 2,842,235 2,701,920
42,415,674 13,816,302 9,855,640
1,110,706 555,266 17,016,479
55,395,966 13,770,328 11,769,051
127,456,249 41,079,637 60,720,974
$ 9.06(a) $ 9.74(a) $ 10.38(a)
$ 8.81(b) $ 9.68(b) $ 10.32(b)
$ 8.74 $ 9.77 $ 10.36
$ 9.00 $ 9.87 $ 10.44
$ 8.99 $ 9.82 $ 10.41
$ 9.00 $ 9.82 $ 10.42
$ 9.61 $ 10.33 $ 11.01
5.75% 5.75% 5.75%

36 - Statements of Operations - For the Year Ended October 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide Investor
Destinations
Aggressive Fund
Nationwide Investor
Destinations
Moderately
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 55,567,849 $ 85,444,179
Dividend income from unaffiliated issuers 2,788,800 3,630,308
Interest income (unaffiliated) 1,081 1,624
Interest income from affiliated issuers — —
Income from securities lending (Note 2) — —
Total Income 58,357,730 89,076,111
EXPENSES:
Investment advisory fees 1,200,424 1,871,642
Fund administration fees 261,162 379,246
Distribution fees Class A 172,223 344,631
Distribution fees Class C 170,831 291,693
Distribution fees Class R 238,920 499,839
Distribution fees Service Class 1,384,656 1,796,612
Administrative servicing fees Class A 62,003 124,073
Administrative servicing fees Class C 15,272 17,428
Administrative servicing fees Class R 76,447 159,949
Administrative servicing fees Institutional Service Class 5,958 13,699
Administrative servicing fees Service Class 830,761 1,077,976
Registration and filing fees 80,414 84,979
Professional fees 62,066 85,535
Printing fees 24,333 33,075
Trustee fees 28,861 45,067
Custodian fees 32,142 50,409
Accounting and transfer agent fees 41,771 70,933
Compliance program costs (Note 3) 2,730 4,248
Other 29,263 42,936
Total expenses before earnings credit 4,720,237 6,993,970
Earnings credit (Note 5 ) — —
Net Expenses 4,720,237 6,993,970
NET INVESTMENT INCOME 53,637,493 82,082,141
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 12,339,073 15,290,289
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (11,850,758) (20,414,540)
Transactions in investment securities of unaffiliated issuers (3,566,510) (2,141,704)
Net realized gains (losses) (3,078,195) (7,265,955)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (41,291,187) (42,619,304)
Investment securities of unaffiliated issuers 5,609,921 5,311,628
Net change in unrealized appreciation/depreciation (35,681,266) (37,307,676)
Net realized/unrealized gains (losses) (38,759,461) (44,573,631)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 14,878,032 $ 37,508,510
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - For the Year Ended October 31, 2020 - Statements of Operations - 37
Nationwide Investor
Destinations
Moderate Fund
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
$ 60,737,317 $ 16,719,448 $ 17,782,754
2,234,637 601,741 683,938
1,247 455 1,219
2,304,858 1,308,909 2,793,843
1,520 1,489 6,631
65,279,579 18,632,042 21,268,385
1,537,387 539,950 821,945
320,664 145,241 194,993
319,111 148,599 213,660
438,310 392,180 1,178,938
395,383 156,095 136,098
1,352,827 353,867 296,568
114,872 39,020 68,371
35,049 23,521 82,527
118,616 51,398 43,542
11,589 10,063 163,174
811,703 226,432 177,943
81,338 79,834 88,114
74,903 40,053 50,217
32,081 23,909 45,336
37,099 13,037 19,897
23,541 8,231 15,147
64,262 33,255 41,974
3,521 1,253 1,899
36,496 15,483 21,124
5,808,752 2,301,421 3,661,467
— — (4,004)
5,808,752 2,301,421 3,657,463
59,470,827 16,330,621 17,610,922
9,482,306 2,339,148 1,747,955
(16,221,940) (5,699,601) (5,835,562)
(912,185) (294,150) (16,016)
(7,651,819) (3,654,603) (4,103,623)
(19,691,297) 1,921,671 11,239,287
4,875,553 2,029,457 3,568,667
(14,815,744) 3,951,128 14,807,954
(22,467,563) 296,525 10,704,331
$ 37,003,264 $ 16,627,146 $ 28,315,253

The accompanying notes are an integral part of these financial instruments
38 - Statements of Changes in Net Assets - October 31, 2020 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 53,637,493 $ 16,854,669
Net realized gains (losses) (3,078,195) 85,879,804
Net change in unrealized appreciation/depreciation (35,681,266) 2,442,345
Change in net assets resulting from operations 14,878,032 105,176,818
Distributions to Shareholders From:
Distributable earnings:
Class A (9,805,432) (7,645,251)
Class C (2,639,985) (3,779,549)
Class R (7,039,239) (7,160,071)
Class R6 (29,808,282) (22,654,215)
Institutional Service Class (837,823) (761,575)
Service Class (81,130,110) (70,081,481)
Return of capital:
Class A (531,802) —
Class C (91,484) —
Class R (336,405) —
Class R6 (1,929,791) —
Institutional Service Class (32,940) —
Service Class (4,099,049) —
Change in net assets from shareholder distributions (138,282,342) (112,082,142)
Change in net assets from capital transactions 39,529,910 15,205,431
Change in net assets (83,874,400) 8,300,107
Net Assets:
Beginning of year 981,102,301 972,802,194
End of year $ 897,227,901 $ 981,102,301

Investor Destinations Funds - October 31, 2020 - Statements of Changes in Net Assets - 39
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 82,082,141 $ 30,418,862 $ 59,470,827 $ 25,481,873
(7,265,955) 132,682,218 (7,651,819) 49,632,599
(37,307,676) 1,278,938 (14,815,744) 46,518,127
37,508,510 164,380,018 37,003,264 121,632,599
(18,503,509) (16,077,993) (11,850,838) (12,889,468)
(4,295,680) (6,347,947) (4,059,343) (7,061,283)
(13,915,326) (15,358,434) (7,510,981) (10,305,816)
(56,134,095) (47,802,209) (34,785,080) (35,538,123)
(2,652,743) (2,454,483) (1,161,719) (1,757,231)
(98,937,075) (96,562,745) (51,734,528) (62,099,939)
(1,065,518) — (752,050) —
(190,027) — (210,675) —
(740,824) — (436,371) —
(3,652,906) — (2,449,101) —
(159,435) — (65,593) —
(5,356,126) — (3,036,629) —
(205,603,264) (184,603,811) (118,052,908) (129,651,860)
13,537,465 37,581,704 (28,863,419) 13,218,282
(154,557,289) 17,357,911 (109,913,063) 5,199,021
1,543,264,623 1,525,906,712 1,254,936,595 1,249,737,574
$ 1,388,707,334 $ 1,543,264,623 $ 1,145,023,532 $ 1,254,936,595

The accompanying notes are an integral part of these financial instruments
40 - Statements of Changes in Net Assets - October 31, 2020 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 15,664,968 $ 17,036,405
Proceeds from shares issued from class conversion (Note 1) 250,097 868,931
Dividends reinvested 8,677,859 5,953,326
Cost of shares redeemed (15,658,172) (14,202,186)
Total Class A Shares 8,934,752 9,656,476
Class C Shares
Proceeds from shares issued 2,132,731 3,056,627
Dividends reinvested 2,158,665 3,016,894
Cost of shares redeemed in class conversion (Note 1) (250,097) (868,931)
Cost of shares redeemed (9,346,806) (17,261,803)
Total Class C Shares (5,305,507) (12,057,213)
Class R Shares
Proceeds from shares issued 4,257,522 5,035,708
Dividends reinvested 7,294,927 6,885,253
Cost of shares redeemed (13,092,582) (18,902,538)
Total Class R Shares (1,540,133) (6,981,577)
Class R6 Shares
Proceeds from shares issued 65,006,231 28,166,904
Dividends reinvested 31,100,192 22,570,115
Cost of shares redeemed (45,540,648) (30,304,575)
Total Class R6 Shares 50,565,775 20,432,444
Institutional Service Class Shares
Proceeds from shares issued 1,310,141 2,596,342
Dividends reinvested 437,630 288,499
Cost of shares redeemed (3,860,344) (2,456,807)
Total Institutional Service Class Shares (2,112,573) 428,034
Service Class Shares
Proceeds from shares issued 35,498,131 29,482,183
Dividends reinvested 85,228,503 70,080,770
Cost of shares redeemed (131,739,038) (95,835,686)
Total Service Class Shares (11,012,404) 3,727,267
Change in net assets from capital transactions $ 39,529,910 $ 15,205,431

Investor Destinations Funds - October 31, 2020 - Statements of Changes in Net Assets - 41
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 33,127,408 $ 31,065,013 $ 31,881,020 $ 32,026,474
517,582 1,626,214 353,026 2,172,405
15,649,855 12,051,356 10,019,764 9,522,676
(29,411,369) (32,780,823) (28,393,472) (38,664,255)
19,883,476 11,961,760 13,860,338 5,057,300
3,270,703 4,675,055 5,585,555 6,070,161
3,976,353 5,714,625 3,857,644 6,379,476
(517,582) (1,626,214) (353,026) (2,172,405)
(13,979,998) (25,609,881) (16,857,332) (32,964,523)
(7,250,524) (16,846,415) (7,767,159) (22,687,291)
4,888,737 5,789,330 5,096,877 5,439,855
14,560,106 14,988,043 7,917,677 10,051,023
(24,975,981) (34,238,809) (23,638,253) (26,121,905)
(5,527,138) (13,461,436) (10,623,699) (10,631,027)
83,178,766 59,039,854 73,377,647 68,619,839
58,579,315 46,750,892 36,091,809 34,431,619
(92,273,226) (47,950,344) (71,693,991) (50,414,963)
49,484,855 57,840,402 37,775,465 52,636,495
4,233,104 3,751,365 2,149,194 3,170,815
1,981,203 1,562,387 650,581 1,010,761
(5,886,046) (4,522,799) (5,560,181) (8,155,240)
328,261 790,953 (2,760,406) (3,973,664)
33,073,569 31,949,748 28,207,883 33,012,135
104,293,201 96,562,745 54,771,157 62,099,939
(180,748,235) (131,216,053) (142,326,998) (102,295,605)
(43,381,465) (2,703,560) (59,347,958) (7,183,531)
$ 13,537,465 $ 37,581,704 $ (28,863,419) $ 13,218,282

The accompanying notes are an integral part of these financial instruments
42 - Statements of Changes in Net Assets - October 31, 2020 - Investor Destinations Funds
Nationwide Investor Destinations Aggressive Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 1,864,517 1,909,673
Issued in class conversion (Note 1) 27,751 96,014
Reinvested 983,611 743,922
Redeemed (1,830,192) (1,580,466)
Total Class A Shares 1,045,687 1,169,143
Class C Shares
Issued 277,006 374,961
Reinvested 256,315 395,487
Redeemed in class conversion (Note 1) (29,123) (100,454)
Redeemed (1,168,528) (2,009,634)
Total Class C Shares (664,330) (1,339,640)
Class R Shares
Issued 513,703 573,118
Reinvested 851,336 886,556
Redeemed (1,655,064) (2,165,436)
Total Class R Shares (290,025) (705,762)
Class R6 Shares
Issued 7,237,843 3,051,201
Reinvested 3,471,864 2,770,650
Redeemed (5,275,552) (3,269,725)
Total Class R6 Shares 5,434,155 2,552,126
Institutional Service Class Shares
Issued 151,894 293,641
Reinvested 49,415 36,002
Redeemed (450,483) (273,334)
Total Institutional Service Class Shares (249,174) 56,309
Service Class Shares
Issued 4,188,204 3,255,117
Reinvested 9,629,165 8,742,557
Redeemed (15,169,342) (10,496,125)
Total Service Class Shares (1,351,973) 1,501,549
Total change in shares 3,924,340 3,233,725
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - October 31, 2020 - Statements of Changes in Net Assets - 43
Nationwide Investor Destinations Moderately Aggressive
Fund Nationwide Investor Destinations Moderate Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
3,760,548 3,367,188 3,504,056 3,458,537
59,750 172,634 38,851 232,343
1,707,569 1,437,251 1,079,094 1,122,418
(3,319,755) (3,494,167) (3,100,968) (4,144,304)
2,208,112 1,482,906 1,521,033 668,994
393,532 529,231 648,825 682,747
451,320 709,629 424,612 773,455
(62,311) (179,098) (39,905) (237,681)
(1,677,730) (2,849,498) (1,912,379) (3,642,162)
(895,189) (1,789,736) (878,847) (2,423,641)
568,378 641,447 577,840 608,198
1,648,239 1,852,726 880,456 1,225,555
(2,954,060) (3,775,011) (2,670,313) (2,924,358)
(737,443) (1,280,838) (1,212,017) (1,090,605)
9,172,663 6,270,952 7,916,644 7,402,046
6,418,475 5,574,771 3,924,167 4,071,421
(10,392,382) (5,185,359) (8,032,198) (5,487,037)
5,198,756 6,660,364 3,808,613 5,986,430
460,001 409,877 233,628 350,331
217,122 186,823 70,598 120,081
(672,773) (485,219) (606,520) (893,333)
4,350 111,481 (302,294) (422,921)
3,717,248 3,419,540 3,093,352 3,569,877
11,407,815 11,565,295 5,925,249 7,367,135
(20,356,214) (13,878,450) (15,713,012) (11,019,176)
(5,231,151) 1,106,385 (6,694,411) (82,164)
547,435 6,290,562 (3,757,923) 2,636,093

The accompanying notes are an integral part of these financial instruments
44 - Statements of Changes in Net Assets - October 31, 2020 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 16,330,621 $ 9,129,114
Net realized gains (losses) (3,654,603) 8,178,600
Net change in unrealized appreciation/depreciation 3,951,128 20,669,324
Change in net assets resulting from operations 16,627,146 37,977,038
Distributions to Shareholders From:
Distributable earnings:
Class A (3,759,715) (4,188,823)
Class C (2,306,251) (3,177,028)
Class R (1,935,143) (2,732,393)
Class R6 (8,905,567) (9,663,634)
Institutional Service Class (473,647) (927,171)
Service Class (9,070,194) (11,069,959)
Return of capital:
Class A (203,274) —
Class C (96,195) —
Class R (90,463) —
Class R6 (507,908) —
Institutional Service Class (20,617) —
Service Class (453,260) —
Change in net assets from shareholder distributions (27,822,234) (31,759,008)
Change in net assets from capital transactions (21,963,558) (7,277,603)
Change in net assets (33,158,646) (1,059,573)
Net Assets:
Beginning of year 436,082,073 437,141,646
End of year $ 402,923,427 $ 436,082,073

Investor Destinations Funds - October 31, 2020 - Statements of Changes in Net Assets - 45
Nationwide Investor Destinations Conservative Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 17,610,922 $ 14,356,279
(4,103,623) 1,587,376
14,807,954 33,313,026
28,315,253 49,256,681
(2,927,626) (4,189,450)
(3,256,975) (5,962,584)
(859,861) (1,442,853)
(3,462,750) (4,685,758)
(7,189,784) (11,365,556)
(3,976,217) (5,712,773)
(67,257) —
(60,316) —
(17,936) —
(83,893) —
(153,075) —
(91,303) —
(22,146,993) (33,358,974)
(42,856,104) (33,968,877)
(36,687,844) (18,071,170)
667,864,943 685,936,113
$ 631,177,099 $ 667,864,943

The accompanying notes are an integral part of these financial instruments
46 - Statements of Changes in Net Assets - October 31, 2020 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 12,555,139 $ 12,112,207
Proceeds from shares issued from class conversion (Note 1) 291,294 812,375
Dividends reinvested 3,355,623 3,450,035
Cost of shares redeemed (11,201,911) (16,227,113)
Total Class A Shares 5,000,145 147,504
Class C Shares
Proceeds from shares issued 3,557,261 6,300,791
Dividends reinvested 2,169,548 2,868,899
Cost of shares redeemed in class conversion (Note 1) (291,294) (812,375)
Cost of shares redeemed (12,771,054) (12,812,529)
Total Class C Shares (7,335,539) (4,455,214)
Class R Shares
Proceeds from shares issued 4,901,477 3,887,740
Dividends reinvested 2,017,454 2,684,165
Cost of shares redeemed (13,039,648) (12,067,824)
Total Class R Shares (6,120,717) (5,495,919)
Class R6 Shares
Proceeds from shares issued 26,735,981 32,218,703
Dividends reinvested 8,899,497 9,056,022
Cost of shares redeemed (33,286,634) (26,555,292)
Total Class R6 Shares 2,348,844 14,719,433
Institutional Service Class Shares
Proceeds from shares issued 1,068,075 7,292,097
Dividends reinvested 310,234 573,819
Cost of shares redeemed (4,510,911) (11,848,325)
Total Institutional Service Class Shares (3,132,602) (3,982,409)
Service Class Shares
Proceeds from shares issued 19,773,696 16,305,384
Dividends reinvested 9,523,454 11,069,959
Cost of shares redeemed (42,020,839) (35,586,341)
Total Service Class Shares (12,723,689) (8,210,998)
Change in net assets from capital transactions $ (21,963,558) $ (7,277,603)

Investor Destinations Funds - October 31, 2020 - Statements of Changes in Net Assets - 47
Nationwide Investor Destinations Conservative Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 22,809,198 $ 21,626,858
368,593 313,839
2,720,232 3,757,424
(23,181,292) (34,725,561)
2,716,731 (9,027,440)
14,797,030 16,905,585
3,143,837 5,583,781
(368,593) (313,839)
(31,409,946) (41,614,958)
(13,837,672) (19,439,431)
5,814,929 6,390,962
872,244 1,421,399
(7,828,508) (10,132,190)
(1,141,335) (2,319,829)
30,323,928 24,200,953
3,457,963 4,622,179
(24,146,270) (23,858,876)
9,635,621 4,964,256
44,691,443 81,512,350
5,888,544 9,113,648
(94,155,767) (94,069,414)
(43,575,780) (3,443,416)
33,120,757 19,398,691
4,051,364 5,701,695
(33,825,790) (29,803,403)
3,346,331 (4,703,017)
$ (42,856,104) $ (33,968,877)

The accompanying notes are an integral part of these financial instruments
48 - Statements of Changes in Net Assets - October 31, 2020 - Investor Destinations Funds
Nationwide Investor Destinations Moderately
Conservative Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 1,284,948 1,254,378
Issued in class conversion (Note 1) 29,728 82,980
Reinvested 343,265 379,302
Redeemed (1,148,620) (1,674,849)
Total Class A Shares 509,321 41,811
Class C Shares
Issued 367,056 660,859
Reinvested 222,214 318,755
Redeemed in class conversion (Note 1) (29,936) (83,406)
Redeemed (1,320,133) (1,339,140)
Total Class C Shares (760,799) (442,932)
Class R Shares
Issued 510,853 400,855
Reinvested 205,264 295,191
Redeemed (1,344,260) (1,238,459)
Total Class R Shares (628,143) (542,413)
Class R6 Shares
Issued 2,687,586 3,284,977
Reinvested 900,254 981,257
Redeemed (3,377,119) (2,716,471)
Total Class R6 Shares 210,721 1,549,763
Institutional Service Class Shares
Issued 109,111 761,020
Reinvested 31,502 62,581
Redeemed (466,127) (1,215,794)
Total Institutional Service Class Shares (325,514) (392,193)
Service Class Shares
Issued 2,016,493 1,679,630
Reinvested 965,585 1,209,652
Redeemed (4,296,184) (3,633,357)
Total Service Class Shares (1,314,106) (744,075)
Total change in shares (2,308,520) (530,039)
Amounts designated as "—" are zero or have been rounded to zero.

Investor Destinations Funds - October 31, 2020 - Statements of Changes in Net Assets - 49
Nationwide Investor Destinations Conservative Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
2,216,209 2,158,438
35,492 30,890
265,460 389,416
(2,277,897) (3,498,607)
239,264 (919,863)
1,445,092 1,704,150
307,398 583,729
(35,692) (31,042)
(3,092,186) (4,197,276)
(1,375,388) (1,940,439)
565,024 641,029
85,178 147,905
(768,977) (1,018,789)
(118,775) (229,855)
2,929,843 2,408,076
335,854 475,168
(2,342,380) (2,356,949)
923,317 526,295
4,326,401 8,121,919
573,496 940,827
(9,215,599) (9,452,732)
(4,315,702) (389,986)
3,223,735 1,933,202
393,498 588,488
(3,281,605) (2,967,242)
335,628 (445,552)
(4,311,656) (3,399,400)

50 - Statements of Cash Flows - For the Year Ended October 31, 2020 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Investor
Destinations
Moderately
Conservative Fund
Nationwide Investor
Destinations
Conservative Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ 16,627,146 $ 28,315,253
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities of affiliated issuers (8 6,351,460 ) (11 3 , 835,216 )
Proceeds from disposition of investment securities of affiliated issuers 14 5,055,734 194,0 18,139
Purchase of investment securities of unaffiliated issuers (11,496,900) (2 1,534,990 )
Proceeds from disposition of investment securities of unaffiliated issuers 6,064,544 10,588,952
Reinvestment of dividend income from affiliated issuers (18,526,025) (19,190,032)
Reinvestment of interest income from affiliated issuers (1,308,909) (2,793,843)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers (1,921,671) (11,239,287)
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers (2,029,457) (3,568,667)
Reinvestment of net realized gains distributions from affiliated issuers (2,339,148) (1,747,955)
Net realized (gain) loss from investment transactions with affiliated issuers 5,699,601 5,835,562
Net realized (gain) loss from transactions in investment securities 294,150 16,016
(Increase) decrease in receivable for investments sold (351,666) 160,581
(Increase) decrease in interest and dividends receivable 6 10
(Increase) decrease in prepaid expenses 328 (2,036)
Increase (decrease) in investment advisory fees payable (2,597) (3,255)
Increase (decrease) in fund administration fees payable (184) (342)
Increase (decrease) in distribution fees payable (10,670) (8,587)
Increase (decrease) in administrative servicing fees payable 26,202 24,294
Increase (decrease) in accounting and transfer agent fees payable (3,661) (6,189)
Increase (decrease) in trustee fees payable (497) (718)
Increase (decrease) in custodian fees payable (7,801) (6,577)
Increase (decrease) in compliance program costs payable (470) (736)
Increase (decrease) in professional fees payable (1,533) (2,611)
Increase (decrease) in printing fees payable 5,049 11,070
Increase (decrease) in other payables 1,301 1,463
Net cash provided by (used by) operating activities 49,421,412 65,030, 299
Cash flows provided by (used in) financing activities
Proceeds from shares issued 64,264,870 150,749,695
Cost of shares redeemed (112,118,901) (213,716,332)
Increase (decrease) in cash overdraft (20,957) (50,853)
Return of capital to shareholders (1,371,717) (473,780)
Cash distributions paid to shareholders (174,707) (1,539,029)
Net cash provided by (used by) financing activities ( 49 , 421 , 412 ) (65,030,299)
Net increase (decrease) in cash – –
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $26,275,810 $20,134,184
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $22,174,082 $23,731,830
Amounts designated as "—" are zero or have been rounded to zero.

52 - Financial Highlights - October 31, 2020 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Aggressive
Fund
Class A Shares
Year Ended October 31, 2020 $ 9 .46 0.49 (0.29) 0.20 (0.55) (0.72) (0.07) (1.34) $ 8 .32 1.70% $ 74,817,264 0.53% 5.82%
Year Ended October 31, 2019 $ 9 .69 0.16 0.75 0.91 (0.21) (0.93) — (1.14) $ 9 .46 11.65% $ 75,166,130 0.53% 1.74%
Year Ended October 31, 2018 $ 11 .30 0.17 (0.27) (0.10) (0.26) (1.25) — (1.51) $ 9 .69 (1.43)% $ 65,699,864 0.54% 1.59%
Year Ended October 31, 2017 $ 10 .23 0.17 1.92 2.09 (0.19) (0.83) — (1.02) $ 11 .30 21.96% $ 70,514,120 0.54% 1.59%
Year Ended October 31, 2016 $ 10 .82 0.15 0.07 0.22 (0.16) (0.65) — (0.81) $ 10 .23 2.44% $ 49,650,574 0.55% 1.47%
Class C Shares
Year Ended October 31, 2020 $ 9 .04 0.40 (0.26) 0.14 (0.50) (0.72) (0.05) (1.27) $ 7 .91 1.01% $ 13,363,963 1.28% 4.93%
Year Ended October 31, 2019 $ 9 .33 0.10 0.70 0.80 (0.16) (0.93) — (1.09) $ 9 .04 10.71% $ 21,287,745 1.28% 1.12%
Year Ended October 31, 2018 $ 10 .94 0.09 (0.25) (0.16) (0.20) (1.25) — (1.45) $ 9 .33 (2.10)% $ 34,450,261 1.28% 0.89%
Year Ended October 31, 2017 $ 9 .94 0.10 1.85 1.95 (0.12) (0.83) — (0.95) $ 10 .94 21.06% $ 41,795,408 1.28% 0.99%
Year Ended October 31, 2016 $ 10 .54 0.07 0.08 0.15 (0.10) (0.65) — (0.75) $ 9 .94 1.74% $ 63,892,420 1.27% 0.72%
Class R Shares
Year Ended October 31, 2020 $ 9 .20 0.45 (0.27) 0.18 (0.54) (0.72) (0.06) (1.32) $ 8 .06 1.42% $ 44,326,454 0.85% 5.48%
Year Ended October 31, 2019 $ 9 .46 0.13 0.73 0.86 (0.19) (0.93) — (1.12) $ 9 .20 11.27% $ 53,275,875 0.85% 1.50%
Year Ended October 31, 2018 $ 11 .07 0.14 (0.27) (0.13) (0.23) (1.25) — (1.48) $ 9 .46 (1.75)% $ 61,474,465 0.84% 1.33%
Year Ended October 31, 2017 $ 10 .04 0.14 1.88 2.02 (0.16) (0.83) — (0.99) $ 11 .07 21.62% $ 76,547,929 0.83% 1.35%
Year Ended October 31, 2016 $ 10 .64 0.11 0.07 0.18 (0.13) (0.65) — (0.78) $ 10 .04 2.09% $ 76,511,414 0.84% 1.16%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 9 .61 0.50 (0.26) 0.24 (0.58) (0.72) (0.07) (1.37) $ 8 .48 2.12% $ 234,119,585 0.19% 5.86%
Year Ended October 31, 2019 $ 9 .83 0.19 0.77 0.96 (0.25) (0.93) — (1.18) $ 9 .61 11.98% $ 213,223,888 0.19% 2.06%
Year Ended October 31, 2018 $ 11 .44 0.20 (0.26) (0.06) (0.30) (1.25) — (1.55) $ 9 .83 (1.06)% $ 193,019,743 0.19% 1.90%
Year Ended October 31, 2017 $ 10 .35 0.20 1.95 2.15 (0.23) (0.83) — (1.06) $ 11 .44 22.33% $ 179,339,687 0.18% 1.91%
Year Ended October 31, 2016 $ 10 .94 0.18 0.08 0.26 (0.20) (0.65) — (0.85) $ 10 .35 2.79% $ 202,807,208 0.18% 1.79%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 9 .47 0.51 (0.29) 0.22 (0.57) (0.72) (0.07) (1.36) $ 8 .33 1.90% $ 4,058,965 0.30% 6.04%
Year Ended October 31, 2019 $ 9 .70 0.18 0.76 0.94 (0.24) (0.93) — (1.17) $ 9 .47 11.93% $ 6,970,662 0.29% 2.01%
Year Ended October 31, 2018 $ 11 .31 0.20 (0.27) (0.07) (0.29) (1.25) — (1.54) $ 9 .70 (1.19)% $ 6,597,269 0.29% 1.89%
Year Ended October 31, 2017 $ 10 .24 0.19 1.93 2.12 (0.22) (0.83) — (1.05) $ 11 .31 22.25% $ 7,306,462 0.30% 1.76%
Year Ended October 31, 2016 $ 10 .83 0.18 0.07 0.25 (0.19) (0.65) — (0.84) $ 10 .24 2.70% $ 2,529,258 0.29% 1.81%
Service Class Shares
Year Ended October 31, 2020 $ 9 .48 0.50 (0.30) 0.20 (0.55) (0.72) (0.07) (1.34) $ 8 .34 1.63% $ 526,541,670 0.59% 5.85%
Year Ended October 31, 2019 $ 9 .71 0.15 0.76 0.91 (0.21) (0.93) — (1.14) $ 9 .48 11.55% $ 611,178,001 0.59% 1.69%
Year Ended October 31, 2018 $ 11 .32 0.16 (0.27) (0.11) (0.25) (1.25) — (1.50) $ 9 .71 (1.50)% $ 611,560,592 0.60% 1.55%
Year Ended October 31, 2017 $ 10 .25 0.17 1.92 2.09 (0.19) (0.83) — (1.02) $ 11 .32 21.86% $ 710,201,505 0.58% 1.59%
Year Ended October 31, 2016 $ 10 .84 0.14 0.08 0.22 (0.16) (0.65) — (0.81) $ 10 .25 2.40% $ 685,933,267 0.58% 1.41%

Investor Destination Funds - October 31, 2020 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

54 - Financial Highlights - October 31, 2020 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Moderately
Aggressive Fund
Class A Shares
Year Ended October 31, 2020 $ 9 .79 0.51 (0.21) 0.30 (0.55) (0.69) (0.07) (1.31) $ 8 .78 2.84% $ 152,025,832 0.53% 5.72%
Year Ended October 31, 2019 $ 10 .08 0.19 0.74 0.93 (0.23) (0.99) — (1.22) $ 9 .79 11.40% $ 147,843,150 0.53% 1.97%
Year Ended October 31, 2018 $ 11 .41 0.19 (0.23) (0.04) (0.26) (1.03) — (1.29) $ 10 .08 (0.72)% $ 137,274,611 0.53% 1.73%
Year Ended October 31, 2017 $ 10 .49 0.19 1.68 1.87 (0.21) (0.74) — (0.95) $ 11 .41 19.09% $ 151,587,878 0.53% 1.78%
Year Ended October 31, 2016 $ 11 .12 0.16 0.08 0.24 (0.17) (0.70) — (0.87) $ 10 .49 2.59% $ 110,119,313 0.54% 1.54%
Class C Shares
Year Ended October 31, 2020 $ 9 .43 0.43 (0.19) 0.24 (0.52) (0.69) (0.07) (1.28) $ 8 .39 2.17% $ 24,281,784 1.25% 4.99%
Year Ended October 31, 2019 $ 9 .76 0.12 0.71 0.83 (0.17) (0.99) — (1.16) $ 9 .43 10.62% $ 35,743,139 1.25% 1.36%
Year Ended October 31, 2018 $ 11 .11 0.11 (0.23) (0.12) (0.20) (1.03) — (1.23) $ 9 .76 (1.55)% $ 54,463,356 1.25% 1.04%
Year Ended October 31, 2017 $ 10 .23 0.12 1.63 1.75 (0.13) (0.74) — (0.87) $ 11 .11 18.29% $ 65,665,095 1.27% 1.16%
Year Ended October 31, 2016 $ 10 .86 0.08 0.09 0.17 (0.10) (0.70) — (0.80) $ 10 .23 1.93% $ 109,539,789 1.27% 0.79%
Class R Shares
Year Ended October 31, 2020 $ 9 .46 0.46 (0.19) 0.27 (0.53) (0.69) (0.07) (1.29) $ 8 .44 2.61% $ 94,195,325 0.85% 5.36%
Year Ended October 31, 2019 $ 9 .78 0.16 0.71 0.87 (0.20) (0.99) — (1.19) $ 9 .46 11.07% $ 112,622,378 0.84% 1.72%
Year Ended October 31, 2018 $ 11 .12 0.15 (0.23) (0.08) (0.23) (1.03) — (1.26) $ 9 .78 (1.14)% $ 128,988,430 0.84% 1.46%
Year Ended October 31, 2017 $ 10 .24 0.16 1.64 1.80 (0.18) (0.74) — (0.92) $ 11 .12 18.81% $ 161,689,916 0.82% 1.53%
Year Ended October 31, 2016 $ 10 .88 0.13 0.07 0.20 (0.14) (0.70) — (0.84) $ 10 .24 2.25% $ 169,510,980 0.83% 1.25%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 9 .77 0.51 (0.18) 0.33 (0.57) (0.69) (0.08) (1.34) $ 8 .76 3.20% $ 429,531,991 0.19% 5.83%
Year Ended October 31, 2019 $ 10 .06 0.22 0.75 0.97 (0.27) (0.99) — (1.26) $ 9 .77 11.81% $ 428,123,373 0.18% 2.30%
Year Ended October 31, 2018 $ 11 .40 0.22 (0.23) (0.01) (0.30) (1.03) — (1.33) $ 10 .06 (0.46)% $ 373,903,322 0.18% 2.04%
Year Ended October 31, 2017 $ 10 .48 0.22 1.69 1.91 (0.25) (0.74) — (0.99) $ 11 .40 19.51% $ 353,319,609 0.18% 2.08%
Year Ended October 31, 2016 $ 11 .11 0.19 0.09 0.28 (0.21) (0.70) — (0.91) $ 10 .48 2.97% $ 415,296,337 0.18% 1.88%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 9 .75 0.54 (0.21) 0.33 (0.58) (0.69) (0.07) (1.34) $ 8 .74 3.12% $ 18,652,177 0.26% 6.16%
Year Ended October 31, 2019 $ 10 .04 0.21 0.75 0.96 (0.26) (0.99) — (1.25) $ 9 .75 11.73% $ 20,759,726 0.28% 2.22%
Year Ended October 31, 2018 $ 11 .38 0.21 (0.23) (0.02) (0.29) (1.03) — (1.32) $ 10 .04 (0.56)% $ 20,267,114 0.28% 1.99%
Year Ended October 31, 2017 $ 10 .46 0.18 1.72 1.90 (0.24) (0.74) — (0.98) $ 11 .38 19.47% $ 20,484,770 0.27% 1.65%
Year Ended October 31, 2016 $ 11 .09 0.18 0.08 0.26 (0.19) (0.70) — (0.89) $ 10 .46 2.85% $ 2,993,117 0.28% 1.74%
Service Class Shares
Year Ended October 31, 2020 $ 9 .76 0.50 (0.20) 0.30 (0.55) (0.69) (0.07) (1.31) $ 8 .75 2.78% $ 670,020,225 0.59% 5.69%
Year Ended October 31, 2019 $ 10 .05 0.18 0.75 0.93 (0.23) (0.99) — (1.22) $ 9 .76 11.37% $ 798,172,857 0.58% 1.93%
Year Ended October 31, 2018 $ 11 .39 0.18 (0.23) (0.05) (0.26) (1.03) — (1.29) $ 10 .05 (0.87)% $ 811,009,879 0.58% 1.71%
Year Ended October 31, 2017 $ 10 .47 0.19 1.68 1.87 (0.21) (0.74) — (0.95) $ 11 .39 19.06% $ 964,697,956 0.58% 1.76%
Year Ended October 31, 2016 $ 11 .09 0.15 0.09 0.24 (0.16) (0.70) — (0.86) $ 10 .47 2.65% $ 949,236,372 0.58% 1.48%

Investor Destination Funds - October 31, 2020 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

56 - Financial Highlights - October 31, 2020 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Moderate Fund
Class A Shares
Year Ended October 31, 2020 $ 9 .64 0.46 (0.12) 0.34 (0.50) (0.37) (0.05) (0.92) $ 9 .06 3.46% $ 142,688,676 0.53% 5.04%
Year Ended October 31, 2019 $ 9 .79 0.19 0.68 0.87 (0.22) (0.80) — (1.02) $ 9 .64 10.37% $ 137,178,765 0.53% 2.03%
Year Ended October 31, 2018 $ 10 .64 0.19 (0.21) (0.02) (0.23) (0.60) — (0.83) $ 9 .79 (0.37)% $ 132,812,662 0.54% 1.82%
Year Ended October 31, 2017 $ 10 .11 0.20 1.16 1.36 (0.22) (0.61) — (0.83) $ 10 .64 14.35% $ 149,005,220 0.54% 1.99%
Year Ended October 31, 2016 $ 10 .78 0.16 0.10 0.26 (0.17) (0.76) — (0.93) $ 10 .11 2.81% $ 127,043,425 0.54% 1.60%
Class C Shares
Year Ended October 31, 2020 $ 9 .41 0.38 (0.12) 0.26 (0.44) (0.37) (0.05) (0.86) $ 8 .81 2.68% $ 39,214,275 1.27% 4.26%
Year Ended October 31, 2019 $ 9 .59 0.13 0.64 0.77 (0.15) (0.80) — (0.95) $ 9 .41 9.46% $ 50,158,279 1.25% 1.39%
Year Ended October 31, 2018 $ 10 .43 0.11 (0.19) (0.08) (0.16) (0.60) — (0.76) $ 9 .59 (1.00)% $ 74,319,207 1.26% 1.11%
Year Ended October 31, 2017 $ 9 .92 0.13 1.13 1.26 (0.14) (0.61) — (0.75) $ 10 .43 13.53% $ 90,700,172 1.26% 1.30%
Year Ended October 31, 2016 $ 10 .59 0.09 0.10 0.19 (0.10) (0.76) — (0.86) $ 9 .92 2.11%(h) $ 124,781,047 1.26% 0.87%
Class R Shares
Year Ended October 31, 2020 $ 9 .33 0.42 (0.12) 0.30 (0.47) (0.37) (0.05) (0.89) $ 8 .74 3.15% $ 72,805,405 0.84% 4.75%
Year Ended October 31, 2019 $ 9 .52 0.16 0.64 0.80 (0.19) (0.80) — (0.99) $ 9 .33 9.90% $ 89,053,324 0.84% 1.77%
Year Ended October 31, 2018 $ 10 .36 0.15 (0.19) (0.04) (0.20) (0.60) — (0.80) $ 9 .52 (0.58)% $ 101,171,021 0.83% 1.54%
Year Ended October 31, 2017 $ 9 .87 0.17 1.12 1.29 (0.19) (0.61) — (0.80) $ 10 .36 13.95% $ 127,193,776 0.83% 1.71%
Year Ended October 31, 2016 $ 10 .54 0.13 0.10 0.23 (0.14) (0.76) — (0.90) $ 9 .87 2.58% $ 137,001,590 0.83% 1.31%
Class R6 Shares(i)
Year Ended October 31, 2020 $ 9 .58 0.47 (0.10) 0.37 (0.52) (0.37) (0.06) (0.95) $ 9 .00 3.85% $ 381,613,926 0.19% 5.20%
Year Ended October 31, 2019 $ 9 .74 0.22 0.67 0.89 (0.25) (0.80) — (1.05) $ 9 .58 10.71% $ 369,915,572 0.19% 2.35%
Year Ended October 31, 2018 $ 10 .59 0.22 (0.20) 0.02 (0.27) (0.60) — (0.87) $ 9 .74 (0.01)% $ 317,770,251 0.18% 2.16%
Year Ended October 31, 2017 $ 10 .07 0.23 1.16 1.39 (0.26) (0.61) — (0.87) $ 10 .59 14.71% $ 322,034,922 0.18% 2.26%
Year Ended October 31, 2016 $ 10 .74 0.19 0.10 0.29 (0.20) (0.76) — (0.96) $ 10 .07 3.21% $ 427,224,825 0.18% 1.95%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 9 .57 0.47 (0.11) 0.36 (0.51) (0.37) (0.06) (0.94) $ 8 .99 3.74% $ 9,980,276 0.29% 5.25%
Year Ended October 31, 2019 $ 9 .73 0.22 0.66 0.88 (0.24) (0.80) — (1.04) $ 9 .57 10.60% $ 13,521,461 0.29% 2.39%
Year Ended October 31, 2018 $ 10 .58 0.21 (0.20) 0.01 (0.26) (0.60) — (0.86) $ 9 .73 (0.11)% $ 17,863,342 0.28% 2.04%
Year Ended October 31, 2017 $ 10 .06 0.20 1.18 1.38 (0.25) (0.61) — (0.86) $ 10 .58 14.65% $ 15,748,468 0.26% 1.93%
Year Ended October 31, 2016 $ 10 .73 0.19 0.09 0.28 (0.19) (0.76) — (0.95) $ 10 .06 3.11% $ 4,778,443 0.26% 1.86%
Service Class Shares
Year Ended October 31, 2020 $ 9 .58 0.45 (0.12) 0.33 (0.49) (0.37) (0.05) (0.91) $ 9 .00 3.40% $ 498,720,974 0.59% 5.01%
Year Ended October 31, 2019 $ 9 .74 0.18 0.67 0.85 (0.21) (0.80) — (1.01) $ 9 .58 10.26% $ 595,109,194 0.59% 1.98%
Year Ended October 31, 2018 $ 10 .59 0.18 (0.20) (0.02) (0.23) (0.60) — (0.83) $ 9 .74 (0.42)% $ 605,801,091 0.58% 1.78%
Year Ended October 31, 2017 $ 10 .07 0.20 1.14 1.34 (0.21) (0.61) — (0.82) $ 10 .59 14.25% $ 696,628,902 0.58% 1.94%
Year Ended October 31, 2016 $ 10 .73 0.15 0.11 0.26 (0.16) (0.76) — (0.92) $ 10 .07 2.88% $ 720,411,875 0.58% 1.55%

Investor Destination Funds - October 31, 2020 - Financial Highlights - 57
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

58 - Financial Highlights - October 31, 2020 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Moderately
Conservative Fund
Class A Shares
Year Ended October 31, 2020 $ 9 .99 0.38 0.04 0.42 (0.43) (0.21) (0.03) (0.67) $ 9 .74 4.20% $ 63,724,683 0.53% 3.96%
Year Ended October 31, 2019 $ 9 .90 0.20 0.62 0.82 (0.22) (0.51) — (0.73) $ 9 .99 9.11% $ 60,255,588 0.55% 2.10%
Year Ended October 31, 2018 $ 10 .51 0.20 (0.21) (0.01) (0.22) (0.38) — (0.60) $ 9 .90 (0.22)% $ 59,304,391 0.55% 1.93%
Year Ended October 31, 2017 $ 10 .14 0.21 0.72 0.93 (0.22) (0.34) — (0.56) $ 10 .51 9.54% $ 67,291,272 0.55% 2.02%
Year Ended October 31, 2016 $ 10 .35 0.17 0.13 0.30 (0.18) (0.33) — (0.51) $ 10 .14 3.11% $ 54,037,826 0.54% 1.70%
Class C Shares
Year Ended October 31, 2020 $ 9 .93 0.30 0.05 0.35 (0.36) (0.21) (0.03) (0.60) $ 9 .68 3.47% $ 34,375,356 1.28% 3.16%
Year Ended October 31, 2019 $ 9 .84 0.14 0.61 0.75 (0.15) (0.51) — (0.66) $ 9 .93 8.37% $ 42,816,557 1.28% 1.40%
Year Ended October 31, 2018 $ 10 .46 0.12 (0.21) (0.09) (0.15) (0.38) — (0.53) $ 9 .84 (1.05)% $ 46,816,101 1.28% 1.18%
Year Ended October 31, 2017 $ 10 .09 0.13 0.72 0.85 (0.14) (0.34) — (0.48) $ 10 .46 8.74% $ 52,822,319 1.28% 1.31%
Year Ended October 31, 2016 $ 10 .29 0.10 0.14 0.24 (0.11) (0.33) — (0.44) $ 10 .09 2.47% $ 60,735,873 1.28% 0.95%
Class R Shares
Year Ended October 31, 2020 $ 10 .01 0.35 0.04 0.39 (0.39) (0.21) (0.03) (0.63) $ 9 .77 3.92% $ 27,756,957 0.88% 3.63%
Year Ended October 31, 2019 $ 9 .92 0.18 0.61 0.79 (0.19) (0.51) — (0.70) $ 10 .01 8.74% $ 34,742,070 0.87% 1.82%
Year Ended October 31, 2018 $ 10 .54 0.17 (0.22) (0.05) (0.19) (0.38) — (0.57) $ 9 .92 (0.63)% $ 39,807,735 0.86% 1.62%
Year Ended October 31, 2017 $ 10 .16 0.18 0.73 0.91 (0.19) (0.34) — (0.53) $ 10 .54 9.27% $ 51,281,805 0.85% 1.75%
Year Ended October 31, 2016 $ 10 .36 0.14 0.14 0.28 (0.15) (0.33) — (0.48) $ 10 .16 2.88% $ 57,969,013 0.85% 1.39%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 10 .12 0.42 0.03 0.45 (0.45) (0.21) (0.04) (0.70) $ 9 .87 4.48% $ 136,414,040 0.22% 4.23%
Year Ended October 31, 2019 $ 10 .02 0.24 0.62 0.86 (0.25) (0.51) — (0.76) $ 10 .12 9.47% $ 137,632,868 0.22% 2.43%
Year Ended October 31, 2018 $ 10 .63 0.23 (0.20) 0.03 (0.26) (0.38) — (0.64) $ 10 .02 0.13% $ 120,763,200 0.21% 2.24%
Year Ended October 31, 2017 $ 10 .25 0.24 0.74 0.98 (0.26) (0.34) — (0.60) $ 10 .63 9.89% $ 119,928,414 0.21% 2.34%
Year Ended October 31, 2016 $ 10 .45 0.21 0.13 0.34 (0.21) (0.33) — (0.54) $ 10 .25 3.53% $ 150,948,313 0.20% 2.02%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10 .07 0.41 0.02 0.43 (0.43) (0.21) (0.04) (0.68) $ 9 .82 4.34% $ 5,453,775 0.37% 4.17%
Year Ended October 31, 2019 $ 9 .97 0.23 0.62 0.85 (0.24) (0.51) — (0.75) $ 10 .07 9.38% $ 8,865,165 0.35% 2.35%
Year Ended October 31, 2018 $ 10 .59 0.22 (0.21) 0.01 (0.25) (0.38) — (0.63) $ 9 .97 (0.06)% $ 12,694,105 0.30% 2.12%
Year Ended October 31, 2017 $ 10 .21 0.22 0.75 0.97 (0.25) (0.34) — (0.59) $ 10 .59 9.85% $ 10,656,590 0.30% 2.14%
Year Ended October 31, 2016 $ 10 .41 0.20 0.13 0.33 (0.20) (0.33) — (0.53) $ 10 .21 3.43% $ 3,300,780 0.30% 1.94%
Service Class Shares
Year Ended October 31, 2020 $ 10 .06 0.38 0.04 0.42 (0.42) (0.21) (0.03) (0.66) $ 9 .82 4.17% $ 135,198,616 0.63% 3.91%
Year Ended October 31, 2019 $ 9 .97 0.20 0.61 0.81 (0.21) (0.51) — (0.72) $ 10 .06 8.96% $ 151,769,825 0.63% 2.04%
Year Ended October 31, 2018 $ 10 .58 0.19 (0.20) (0.01) (0.22) (0.38) — (0.60) $ 9 .97 (0.28)% $ 157,756,114 0.61% 1.86%
Year Ended October 31, 2017 $ 10 .20 0.21 0.73 0.94 (0.22) (0.34) — (0.56) $ 10 .58 9.50% $ 185,927,647 0.60% 2.01%
Year Ended October 31, 2016 $ 10 .40 0.16 0.14 0.30 (0.17) (0.33) — (0.50) $ 10 .20 3.12% $ 206,587,771 0.60% 1.63%

Investor Destination Funds - October 31, 2020 - Financial Highlights - 59
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

60 - Financial Highlights - October 31, 2020 - Investor Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Investor
Destinations Conservative
Fund
Class A Shares
Year Ended October 31, 2020 $ 10 .26 0.29 0.19 0.48 (0.32) (0.03) (0.01) (0.36) $ 10 .38 4.80% $ 88,254,293 0.54% 2.80%
Year Ended October 31, 2019 $ 10 .01 0.22 0.54 0.76 (0.23) (0.28) — (0.51) $ 10 .26 7.95% $ 84,754,172 0.54% 2.22%
Year Ended October 31, 2018 $ 10 .36 0.21 (0.25) (0.04) (0.21) (0.10) — (0.31) $ 10 .01 (0.44)% $ 91,956,405 0.53% 2.03%
Year Ended October 31, 2017 $ 10 .16 0.21 0.30 0.51 (0.21) (0.10) — (0.31) $ 10 .36 5.15% $ 118,949,342 0.53% 2.06%
Year Ended October 31, 2016 $ 10 .14 0.17 0.16 0.33 (0.18) (0.13) — (0.31) $ 10 .16 3.31% $ 155,015,063 0.54% 1.67%
Class C Shares
Year Ended October 31, 2020 $ 10 .20 0.21 0.19 0.40 (0.24) (0.03) (0.01) (0.28) $ 10 .32 4.03% $ 112,259,441 1.28% 2.07%
Year Ended October 31, 2019 $ 9 .96 0.15 0.52 0.67 (0.15) (0.28) — (0.43) $ 10 .20 7.08% $ 124,962,092 1.28% 1.49%
Year Ended October 31, 2018 $ 10 .31 0.13 (0.24) (0.11) (0.14) (0.10) — (0.24) $ 9 .96 (1.18)% $ 141,350,080 1.27% 1.28%
Year Ended October 31, 2017 $ 10 .11 0.13 0.31 0.44 (0.14) (0.10) — (0.24) $ 10 .31 4.41% $ 153,601,464 1.27% 1.30%
Year Ended October 31, 2016 $ 10 .09 0.09 0.16 0.25 (0.10) (0.13) — (0.23) $ 10 .11 2.58% $ 148,901,612 1.28% 0.94%
Class R Shares
Year Ended October 31, 2020 $ 10 .23 0.26 0.19 0.45 (0.28) (0.03) (0.01) (0.32) $ 10 .36 4.55% $ 27,980,035 0.87% 2.50%
Year Ended October 31, 2019 $ 9 .99 0.19 0.53 0.72 (0.20) (0.28) — (0.48) $ 10 .23 7.51% $ 28,863,925 0.87% 1.90%
Year Ended October 31, 2018 $ 10 .34 0.17 (0.24) (0.07) (0.18) (0.10) — (0.28) $ 9 .99 (0.76)% $ 30,479,796 0.85% 1.70%
Year Ended October 31, 2017 $ 10 .14 0.18 0.30 0.48 (0.18) (0.10) — (0.28) $ 10 .34 4.83% $ 37,657,787 0.84% 1.74%
Year Ended October 31, 2016 $ 10 .12 0.14 0.15 0.29 (0.14) (0.13) — (0.27) $ 10 .14 2.97% $ 46,395,556 0.85% 1.37%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 10 .31 0.32 0.20 0.52 (0.35) (0.03) (0.01) (0.39) $ 10 .44 5.22% $ 102,889,527 0.21% 3.11%
Year Ended October 31, 2019 $ 10 .07 0.25 0.53 0.78 (0.26) (0.28) — (0.54) $ 10 .31 8.16% $ 92,131,438 0.21% 2.52%
Year Ended October 31, 2018 $ 10 .42 0.24 (0.24) — (0.25) (0.10) — (0.35) $ 10 .07 (0.10)% $ 84,633,584 0.20% 2.35%
Year Ended October 31, 2017 $ 10 .21 0.24 0.32 0.56 (0.25) (0.10) — (0.35) $ 10 .42 5.58% $ 84,374,346 0.20% 2.35%
Year Ended October 31, 2016 $ 10 .19 0.20 0.16 0.36 (0.21) (0.13) — (0.34) $ 10 .21 3.63% $ 105,411,080 0.20% 2.02%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10 .29 0.32 0.18 0.50 (0.34) (0.03) (0.01) (0.38) $ 10 .41 5.04% $ 177,188,611 0.29% 3.13%
Year Ended October 31, 2019 $ 10 .04 0.25 0.53 0.78 (0.25) (0.28) — (0.53) $ 10 .29 8.21% $ 219,475,997 0.28% 2.49%
Year Ended October 31, 2018 $ 10 .39 0.23 (0.24) (0.01) (0.24) (0.10) — (0.34) $ 10 .04 (0.19)% $ 218,169,172 0.28% 2.26%
Year Ended October 31, 2017 $ 10 .19 0.23 0.31 0.54 (0.24) (0.10) — (0.34) $ 10 .39 5.40% $ 205,208,144 0.29% 2.25%
Year Ended October 31, 2016 $ 10 .17 0.19 0.16 0.35 (0.20) (0.13) — (0.33) $ 10 .19 3.55% $ 115,594,654 0.30% 1.90%
Service Class Shares
Year Ended October 31, 2020 $ 10 .29 0.28 0.20 0.48 (0.31) (0.03) (0.01) (0.35) $ 10 .42 4.80% $ 122,605,192 0.61% 2.75%
Year Ended October 31, 2019 $ 10 .05 0.21 0.53 0.74 (0.22) (0.28) — (0.50) $ 10 .29 7.74% $ 117,677,319 0.61% 2.14%
Year Ended October 31, 2018 $ 10 .40 0.20 (0.24) (0.04) (0.21) (0.10) — (0.31) $ 10 .05 (0.50)% $ 119,347,076 0.60% 1.95%
Year Ended October 31, 2017 $ 10 .19 0.20 0.32 0.52 (0.21) (0.10) — (0.31) $ 10 .40 5.17% $ 133,359,602 0.59% 1.99%
Year Ended October 31, 2016 $ 10 .17 0.16 0.16 0.32 (0.17) (0.13) — (0.30) $ 10 .19 3.22% $ 152,002,561 0.60% 1.63%

Investor Destination Funds - October 31, 2020 - Financial Highlights - 61
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

62 - Notes to Financial Statements - October 31, 2020 - Investor Destinations Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2020, the Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)
Each Fund operates as a “fund-of-funds,” which means that the
Fund pursues its objective(s) by allocating its investments
primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds)
(“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide
Contract”) issued by Nationwide Life Insurance Company
(“NLIC”), which is a direct wholly owned subsidiary of NFS.
The Funds currently offer Class A, Class C, Class R, Class R6,
Institutional Service Class and Service Class shares. Effective
October 3, 2019, the majority of Class C shares converted
for shareholder accounts open for 10 years or longer and will continue to convert to Class A shares ten years after their
purchase as described in each Fund’s prospectus. Each share
class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds is a non-diversified fund, as defined in the
1940 Act.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Investor Destinations Funds - October 31, 2020 - Notes to Financial Statements - 63
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund. Shares of
exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds
and shares of exchange traded funds valued in this manner
are generally categorized as Level 1 investments within the
hierarchy. Repurchase agreements are valued at amortized
cost, which approximates fair value, and are generally
categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the
public and other investment companies. The Funds’ Statements of Investments list each of the Underlying Funds held as of
period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the year ended October 31, 2020, the rates for the Nationwide Contract were as follows:
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Effective Date End Date Rate of Interest
November 1, 20 19 December 31, 20 19 2.50%
January 1, 2020 March 31, 2020 2.50%
April 1, 2020 June 30, 2020 2.25%
July 1, 2020 September 30, 2020 2.25%
October 1, 2020 October 31, 2020 2.20%
November 1, 2020 no less than 0.00% per annum.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 89,480,280 $ – $ – $ 89,480,280
Investment Companies 808,327,856 – – 808,327,856
Total $ 897,808,136 $ – $ – $ 897,808,136

64 - Notes to Financial Statements - October 31, 2020 - Investor Destinations Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 130,061,711 $ – $ – $ 130,061,711
Investment Companies 1,259,389,042 – – 1,259,389,042
Total $ 1,389,450,753 $ – $ – $ 1,389,450,753
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 93,753,747 $ – $ – $ 93,753,747
Investment Companies 958,453,159 – – 958,453,159
Investment Contract – – 93,448,899 93,448,899
Total $ 1,052,206,906 $ – $ 93,448,899 $ 1,145,655,805
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 24,982,113 $ – $ – $ 24,982,113
Investment Companies 325,155,795 – – 325,155,795
Investment Contract – – 53,040,217 53,040,217
Total $ 350,137,908 $ – $ 53,040,217 $ 403,178,125
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 36,855,715 $ – $ – $ 36,855,715
Investment Companies 480,364,835 – – 480,364,835
Investment Contract – – 114,288,847 114,288,847
Total $ 517,220,550 $ – $ 114,288,847 $ 631,509,397
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Investor Destinations Moderate
Investment
Contract Total
Balance as of October 31, 2019 $ 131,059,368 $ 131,059,368
Purchases
*
31,245,829 31,245,829
Sales (68,856,298) (68,856,298)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2020 $ 93,448,899 $ 93,448,899
Investor Destinations Moderately Conservative
Investment
Contract Total
Balance as of October 31, 2019 $ 70,933,606 $ 70,933,606
Purchases
*
14,427,726 14,427,726
Sales (32,321,115) (32,321,115)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2020 $ 53,040,217 $ 53,040,217

Investor Destinations Funds - October 31, 2020 - Notes to Financial Statements - 65
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
For additional information about each affiliated Underlying
Fund’s valuation policies, please refer to the affiliated
Underlying Fund’s most recent annual report to shareholders
which can be found at www.nationwide.com/mutualfunds or at
the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
Cash Overdraft
Certain Funds may have overdrawn U.S. Dollar and/or foreign
currency balances with the Funds’ custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds’ borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At October 31, 2020, Funds that had overdrawn balances were as follows:
Securities Lending
During the year ended October 31, 2020, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which
Investor Destinations Conservative
Investment
Contract Total
Balance as of October 31, 2019 $ 155,037,226 $ 155,037,226
Purchases
*
22,528,554 22,528,554
Sales (63,276,933) (63,276,933)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2020 $ 114,288,847 $ 114,288,847
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.20% (2.20%)
Daily Transactions $1.00 ($1.00)
* NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide
Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or Nationwide Life Insurance Company has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
Fund
U.S. Dollar
Amount
Investor Destinations Aggressive $ 988,262
Investor Destinations Moderately Aggressive 827,990

66 - Notes to Financial Statements - October 31, 2020 - Investor Destinations Funds
is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At October 31, 2020, the Securities Lending Agency Agreement
does not permit the Funds to enforce a netting arrangement.
At October 31, 2020, the Funds did not have any portfolio
securities on loan.
Joint Repurchase Agreements
During the year ended October 31, 2020, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At October 31, 2020, the Funds did not invest in any repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary

Investor Destinations Funds - October 31, 2020 - Notes to Financial Statements - 67
differences do not require reclassification. The permanent
differences as of October 31, 2020 are primarily attributable to investments in regulated investment companies and
redesignation of distributions. Temporary differences arise
when certain items of income, gain, or loss are recognized
in different periods for financial statement and tax purposes;
these differences will reverse at some time in the future. The temporary differences as of October 31, 2020 may primarily
be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended October 31, 2020, the Funds have no
reclassifications between capital and total distributable
earnings.
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify
each year as, a “regulated investment company” ("RIC") by
complying with the requirements of Subchapter M of the U.S.
Internal Revenue Code of 1986 (the "Code"), as amended,
and to make distributions of net investment income and net
realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investment of the assets and supervises the
daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each
Fund pays NFA an investment advisory fee of 0.13% per year
based on the Fund’s average daily net assets. For the year
ended October 31, 2020, the Funds’ effective advisory fee rate was 0.13%.
The Trust and NFA have entered into a written Expense Limitation
Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and
other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
As of October 31, 2020, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and
therefore no amounts were reimbursed to NFA pursuant to the
Expense Limitation Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for

68 - Notes to Financial Statements - October 31, 2020 - Investor Destinations Funds
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2020, NFM earned $1,301,306 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2020, the Funds’ aggregate portion of such costs amounted to $13,651.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class A shares, 1.00% for Class C shares, 0.50% for Class
R shares, and 0.25% for Service Class shares of each Fund.
Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund's Class A sales charges range from 0.00% to 5.75% based on the amount
purchased. During the year ended October 31, 2020, the Fund
imposed front-end sales charges of $400,305. From these
fees, NFD retained a portion amounting to $50,500.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A and Class C CDSCs are 1.00% for all Funds. During the
year ended October 31, 2020, the Funds imposed CDSCs of
$1,996. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class C, Class R, Institutional Service Class and Service Class
shares of each of the Funds.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Investor Destinations Funds - October 31, 2020 - Notes to Financial Statements - 69
For the year ended October 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2020, each Fund’s total administrative services fees were as follows:
As of October 31, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Investment in Affiliated Issuers
Each Fund invests in Class R6 shares of the affiliated Underlying Funds, and each Fund can invest in the Nationwide Contract.
The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the year ended October
31, 2020 were as follows:
Fund Class A Class C Class R
Institutional
Service Class Service Class
Investor Destinations Aggressive 0.09% 0.09% 0.16% 0.11% 0.15%
Investor Destinations Moderately Aggressive 0.09 0.06 0.16 0.07 0.15
Investor Destinations Moderate 0.09 0.08 0.15 0.10 0.15
Investor Destinations Moderately Conservative 0.07 0.06 0.16 0.15 0.16
Investor Destinations Conservative 0.08 0.07 0.16 0.09 0.15
Fund Amount
Investor Destinations Aggressive $ 990,441
Investor Destinations Moderately Aggressive 1,393,125
Investor Destinations Moderate 1,091,829
Investor Destinations Moderately Conservative 350,434
Investor Destinations Conservative 535,557
Fund
% of Shares
Outstanding
Owned
Investor Destinations Aggressive 49.32%
Investor Destinations Moderately Aggressive 39.66
Investor Destinations Moderate 39.26
Investor Destinations Moderately Conservative 24.46
Investor Destinations Conservative 13.04
Investor Destinations Aggressive
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,034,395 9,685,810 2,371,626 (1,789,636) (453,476) (297,889) 9,516,435 391,877 —
Nationwide Emerging
Markets Debt Fund,
Class R6 987,707 9,797,418 2,486,400 (2,097,600) (376,928) (416,200) 9,393,090 318,715 —
Nationwide International
Index Fund, Class R6 26,824,196 224,010,984 23,526,891 (31,948,385) (7,125,727) (16,939,000) 191,524,763 4,442,920 3,117,668
Nationwide International
Small Cap Fund, Class R6 3,749,714 39,111,017 3,467,691 (5,774,054) (1,546,626) 1,189,194 36,447,222 1,014,233 —
Nationwide Loomis All Cap
Growth Fund, Class R6 2,344,980 38,501,654 1,277,385 (11,271,545) 1,691,243 5,585,661 35,784,398 43,006 501,659
Nationwide Mid Cap Market
Index Fund, Class R6 7,383,710 116,201,991 16,929,774 (20,408,462) (5,746,133) (61,055) 106,916,115 1,618,902 4,814,121

70 - Notes to Financial Statements - October 31, 2020 - Investor Destinations Funds
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 37,292,452 440,615,886 62,055,983 (82,759,639) 1,737,005 (31,197,258) 390,451,977 47,200,755 3,904,053
Nationwide Bond Index
Fund, Class R6 1,197,043 14,498,078 5,041,931 (5,749,277) 12,079 226,529 14,029,340 314,450 —
Nationwide Core Plus Bond
Fund, Class R6 440,991 4,829,917 1,556,572 (1,693,368) (42,107) 116,103 4,767,117 126,277 1,572
Nationwide Loomis Core
Bond Fund, Class R6 808,978 — 9,014,467 (19,708) (88) 502,728 9,497,399 96,714 —
Total 897,252,755 127,728,720 (163,511,674) (11,850,758) (41,291,187) 808,327,856 55,567,849 12,339,073
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 4,651,684 45,719,760 8,953,645 (8,576,706) (1,591,999) (1,709,212) 42,795,488 1,839,939 —
Nationwide Amundi Strategic
Income Fund, Class R6 2,169,773 22,453,977 6,130,612 (6,035,619) (630,276) 17,712 21,936,406 639,641 —
Nationwide Emerging
Markets Debt Fund,
Class R6 3,039,321 30,825,486 6,348,029 (5,911,250) (821,003) (1,537,317) 28,903,945 999,861 —
Nationwide International
Index Fund, Class R6 29,812,879 275,877,610 25,157,952 (61,561,723) (9,459,449) (17,150,432) 212,863,958 5,321,899 3,820,644
Nationwide International
Small Cap Fund, Class R6 4,887,768 53,853,355 5,169,810 (11,221,784) (2,457,003) 2,164,723 47,509,101 1,389,637 —
Nationwide Loomis All Cap
Growth Fund, Class R6 2,722,116 45,448,055 1,391,809 (14,255,831) 2,495,349 6,460,112 41,539,494 50,506 589,149
Nationwide Mid Cap Market
Index Fund, Class R6 7,503,484 121,936,738 19,132,731 (27,399,058) (8,747,408) 3,727,449 108,650,452 1,678,684 5,025,479
Nationwide Multi-Cap
Portfolio, Class R6 53,804,795 661,876,594 105,720,087 (165,221,961) 1,714,565 (40,753,077) 563,336,208 69,384,493 5,835,320
Nationwide Bond Index
Fund, Class R6 7,813,723 98,827,514 29,557,457 (38,597,893) (115,869) 1,905,628 91,576,837 2,129,435 —
Nationwide Core Plus Bond
Fund, Class R6 5,255,256 60,785,050 16,602,982 (21,664,804) (675,680) 1,761,773 56,809,321 1,581,400 19,697
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,342,268 14,989,150 3,653,207 (4,809,228) (124,618) 868,517 14,577,028 123,385 —
Nationwide Loomis Core
Bond Fund, Class R6 2,460,886 — 27,764,759 (497,626) (1,149) 1,624,820 28,890,804 305,299 —
Total 1,432,593,289 255,583,080 (365,753,483) (20,414,540) (42,619,304) 1,259,389,042 85,444,179 15,290,289
Investor Destinations Moderate
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 3,839,965 37,441,774 4,823,009 (4,541,016) (685,132) (1,710,953) 35,327,682 1,501,560 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,770,303 18,453,556 3,873,312 (3,998,673) (367,172) (63,261) 17,897,762 526,956 —
Nationwide Emerging
Markets Debt Fund,
Class R6 2,486,507 25,246,445 3,361,854 (3,210,766) (397,336) (1,353,513) 23,646,684 824,964 —
Nationwide International
Index Fund, Class R6 17,810,212 182,023,685 17,605,521 (56,248,084) (7,802,801) (8,413,407) 127,164,914 3,370,674 2,456,348
Nationwide International
Small Cap Fund, Class R6 2,196,274 25,197,520 3,182,389 (7,092,216) (1,345,492) 1,405,581 21,347,782 627,942 —
Nationwide Loomis All Cap
Growth Fund, Class R6 1,401,038 24,806,716 489,048 (8,725,360) 1,670,364 3,139,066 21,379,834 26,561 309,835
Nationwide Mid Cap Market
Index Fund, Class R6 3,765,583 65,479,287 9,602,069 (17,749,423) (5,570,394) 2,764,098 54,525,637 872,655 2,650,526

Investor Destinations Funds - October 31, 2020 - Notes to Financial Statements - 71
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Multi-Cap
Portfolio, Class R6 35,916,043 467,674,313 80,278,923 (145,889,403) (587,933) (25,434,926) 376,040,974 47,270,463 4,045,250
Nationwide Bond Index
Fund, Class R6 8,962,996 81,012,977 56,810,639 (35,262,303) (372,621) 2,857,626 105,046,318 2,311,920 —
Nationwide Core Plus Bond
Fund, Class R6 5,418,188 62,234,114 12,438,193 (17,507,144) (404,681) 1,810,129 58,570,611 1,648,212 20,347
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,088,543 12,277,661 2,053,580 (3,205,539) (67,749) 763,625 11,821,578 102,993 —
Nationwide Loomis Core
Bond Fund, Class R6 4,982,355 — 56,444,841 (1,470,718) (1,046) 3,519,773 58,492,850 643,730 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 4,559,472 48,509,194 12,950,732 (15,004,311) (289,947) 1,024,865 47,190,533 1,008,687 —
Nationwide Contract ^∞(a) $93,448,899 131,059,368 31,245,829 (68,856,298) — — 93,448,899 2,304,858 —
Total 1,181,416,610 295,159,939 (388,761,254) (16,221,940) (19,691,297) 1,051,902,058 63,042,175 9,482,306
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,340,653 13,116,399 1,712,263 (1,801,267) (137,325) (556,063) 12,334,007 522,860 —
Nationwide Amundi Strategic
Income Fund, Class R6 621,366 6,463,475 1,156,118 (1,221,888) (68,992) (46,702) 6,282,011 183,925 —
Nationwide Emerging
Markets Debt Fund,
Class R6 434,440 4,422,258 416,750 (439,788) (14,100) (253,596) 4,131,524 144,959 —
Nationwide International
Index Fund, Class R6 4,439,491 43,978,092 6,536,362 (15,537,863) (2,397,993) (880,633) 31,697,965 813,158 584,093
Nationwide International
Small Cap Fund, Class R6 371,532 4,415,324 765,768 (1,661,769) (156,492) 248,460 3,611,291 108,256 —
Nationwide Mid Cap Market
Index Fund, Class R6 1,117,841 19,702,350 4,177,336 (7,320,125) (2,084,199) 1,710,971 16,186,333 260,313 783,322
Nationwide Multi-Cap
Portfolio, Class R6 8,485,254 113,014,431 27,104,400 (46,914,054) (329,100) (4,035,067) 88,840,610 11,230,265 961,911
Nationwide Bond Index
Fund, Class R6 6,083,649 63,262,504 26,196,912 (20,070,578) (187,215) 2,098,748 71,300,371 1,630,030 —
Nationwide Core Plus Bond
Fund, Class R6 2,669,808 30,514,369 4,032,329 (6,515,902) (151,382) 981,207 28,860,621 816,561 9,822
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,143,160 12,898,482 1,325,628 (2,631,268) (45,188) 867,059 12,414,713 109,432 —
Nationwide Loomis Core
Bond Fund, Class R6 1,409,305 — 15,670,693 (164,814) (820) 1,040,181 16,545,240 186,511 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 3,183,682 33,976,267 6,746,413 (8,391,882) (126,795) 747,106 32,951,109 713,178 —
Nationwide Contract ^∞(a) $53,040,217 70,933,606 14,427,726 (32,321,115) — — 53,040,217 1,308,909 —
Total 416,697,557 110,268,698 (144,992,313) (5,699,601) 1,921,671 378,196,012 18,028,357 2,339,148
Investor Destinations Conservative
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Global
High Yield Fund, Class R6 1,372,364 13,510,646 2,066,465 (2,369,779) (214,062) (367,520) 12,625,750 528,832 —
Nationwide Amundi Strategic
Income Fund, Class R6 1,906,635 19,917,542 2,923,611 (3,270,474) (100,308) (194,290) 19,276,081 557,048 —
Nationwide Emerging
Markets Debt Fund,
Class R6 656,764 6,830,533 827,619 (1,058,681) (64,843) (288,804) 6,245,824 220,752 —

72 - Notes to Financial Statements - October 31, 2020 - Investor Destinations Funds
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual
fund or exchange traded fund) may be found in such affiliated
Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at
the SEC's website at www.sec.gov.
Line of Credit, Interfund Lending and Earnings Credit
Effective July 9, 2020, the Trust and NVIT (together, the
“Trusts”) have renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National
Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund
under this arrangement would be primarily for temporary or
emergency purposes, including the meeting of redemption
requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions.
The line of credit requires a commitment fee of 0.15% per
year on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended October
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 3,838,684 37,403,872 8,083,150 (15,837,608) (2,721,387) 480,176 27,408,203 677,110 482,838
Nationwide International
Small Cap Fund, Class R6 284,571 3,411,935 747,287 (1,544,508) 2,650 148,668 2,766,032 81,354 —
Nationwide Mid Cap Market
Index Fund, Class R6 805,530 13,521,210 3,903,300 (5,862,432) (1,875,181) 1,977,181 11,664,078 176,405 523,261
Nationwide Multi-Cap
Portfolio, Class R6 6,675,259 87,373,601 28,075,720 (43,288,989) (514,565) (1,755,803) 69,889,964 8,466,640 722,876
Nationwide Bond Index
Fund, Class R6 11,926,539 121,390,984 41,520,585 (27,165,286) (190,729) 4,223,481 139,779,035 3,130,050 —
Nationwide Core Plus Bond
Fund, Class R6 5,289,348 60,629,919 4,022,168 (9,346,335) (63,623) 1,935,721 57,177,850 1,608,214 18,980
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,915,887 33,231,544 1,795,187 (5,639,024) 53,120 2,225,702 31,666,529 277,746 —
Nationwide Loomis Core
Bond Fund, Class R6 1,078,810 — 11,864,941 (21,207) (92) 821,588 12,665,230 144,790 —
Nationwide Loomis Short
Term Bond Fund, Class
R6 8,618,382 92,034,760 10,602,304 (15,323,450) (146,542) 2,033,187 89,200,259 1,913,813 —
Nationwide Contract ^∞(a) $114,288,847 155,037,226 22,528,554 (63,276,933) — — 114,288,847 2,793,843 —
Total 644,293,772 138,960,891 (194,004,706) (5,835,562) 11,239,287 594,653,682 20,576,597 1,747,955
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestment of income and realized gain distributions, as applicable.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly.
The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.

Investor Destinations Funds - October 31, 2020 - Notes to Financial Statements - 73
in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2020, none of the Funds engaged
in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
Investment Transactions
For the year ended October 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying
Fund may be found in such Underlying Fund’s annual report
to shareholders, which is available at www.nationwide.com/
mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The Funds adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
During the year ended October 31, 2020, the Funds held no
in-scope securities.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 153,144,289 $ 178,147,054
Investor Destinations Moderately Aggressive 301,313,985 384,703,399
Investor Destinations Moderate 336,126,104 406,458,108
Investor Destinations Moderately Conservative 121,765,598 151,055,705
Investor Destinations Conservative 160,495,881 204,593,459
* Purchases include reinvestments of income and realized gain distributions, as applicable.

74 - Notes to Financial Statements - October 31, 2020 - Investor Destinations Funds
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Other
As of October 31, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
The tax character of distributions paid during the year ended October 31, 2019 was as follows:
Fund % of Shares
Number of
Accounts
Investor Destinations Aggressive 53.39% 3(a)
Investor Destinations Moderately Aggressive 53.74 3(a)
Investor Destinations Moderate 50.67 3(a)
Investor Destinations Moderately Conservative 28.45 1
Investor Destinations Conservative 13.24 1
(a) All or a portion of the accounts are the accounts of affiliated funds.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Total Tax-
exempt
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations
Aggressive $ 57,819,425 $ 73,441,446 $ 131,260,871 $ – $ 7,021,471 $ 138,282,342
Investor Destinations
Moderately Aggressive 88,566,167 105,872,261 194,438,428 – 11,164,836 205,603,264
Investor Destinations
Moderate 64,591,590 46,510,899 111,102,489 – 6,950,419 118,052,908
Investor Destinations
Moderately Conservative 18,009,101 8,441,416 26,450,517 – 1,371,717 27,822,234
Investor Destinations
Conservative 19,470,599 2,202,614 21,673,213 – 473,780 22,146,993
Amounts designated as "—" are zero or have been rounded to zero.
*   Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Total Tax-
exempt
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations
Aggressive $ 21,776,774 $ 90,305,368 $ 112,082,142 $ – $ – $ 112,082,142
Investor Destinations
Moderately Aggressive 37,725,968 146,877,843 184,603,811 – – 184,603,811

Investor Destinations Funds - October 31, 2020 - Notes to Financial Statements - 75
As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of October 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of October 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2020.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Total Tax-
exempt
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations
Moderate 29,799,373 99,852,487 129,651,860 – – 129,651,860
Investor Destinations
Moderately Conservative 9,749,301 22,009,707 31,759,008 – – 31,759,008
Investor Destinations
Conservative 14,767,652 18,591,322 33,358,974 – – 33,358,974
Amounts designated as "—" are zero or have been rounded to zero.
*   Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations
Aggressive $ – $ – $ – $ – $ – $ (11,268,300) $ (11,268,300)
Investor Destinations
Moderately
Aggressive – – – – (4,554,770) 7,076,052 2,521,282
Investor Destinations
Moderate – – – – (4,211,241) 24,950,911 20,739,670
Investor Destinations
Moderately
Conservative – – – – (2,607,064) 11,433,060 8,825,996
Investor Destinations
Conservative – – – – (202,463) 20,758,682 20,556,219
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation /( depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 909,076,435 $ 12,326,858 $ (23,595,157) $ (11,268,299)
Investor Destinations Moderately Aggressive 1,382,374,701 36,758,306 (29,682,254) 7,076,052
Investor Destinations Moderate 1,120,704,894 35,344,736 (10,393,825) 24,950,911
Investor Destinations Moderately Conservative 391,745,065 12,637,314 (1,204,254) 11,433,060
Investor Destinations Conservative 610,750,715 22,074,392 (1,315,710) 20,758,682
Fund Amount
Investor Destinations Moderately Aggressive $(4,554,770)
Investor Destinations Moderate (4,211,241)
Investor Destinations Moderately Conservative (2,607,064)
Investor Destinations Conservative (202,463)

76 - Notes to Financial Statements - October 31, 2020 - Investor Destinations Funds
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

Investor Destinations Funds - October 31, 2020 - Report of Independent Registered Public Accounting Firm - 77
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Investor Destinations Aggressive
Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor Destinations Moderate Fund,
Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative
Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
Investor Destinations Aggressive Fund, Nationwide Investor Destinations Moderately Aggressive Fund, Nationwide Investor
Destinations Moderate Fund, Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor
Destinations Conservative Fund (five of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the
"Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, and for Nationwide Investor Destinations
Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund, the statements of cash flows for the year ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, for
Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund, the
results of each of their cash flows for the year then ended, and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and Nationwide Contract issuer. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

78 - Supplemental Information - October 31, 2020 (Unaudited) - International Funds
Other Federal Tax Information
For the year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2020 Form 1099-DIV.
For the taxable year ended October 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2020, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2020, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 9.67%
Investor Destinations Moderately Aggressive 9.10
Investor Destinations Moderate 8.29
Investor Destinations Moderately Conservative 7.51
Investor Destinations Conservative 5.15
Fund Amount
Investor Destinations Aggressive $ 73,441,446
Investor Destinations Moderately Aggressive 105,872,261
Investor Destinations Moderate 46,510,899
Investor Destinations Moderately Conservative 8,441,416
Investor Destinations Conservative 2,202,614
Fund Amount Per Share
Investor Destinations Aggressive $ 7,467,550 $ 0.0695
Investor Destinations Moderately Aggressive 9,725,210 0.0611
Investor Destinations Moderate 5,802,624 0.0455
Investor Destinations Moderately Conservative 1,299,559 0.0316
Investor Destinations Conservative 1,007,630 0.0166
Fund Amount Per Share
Investor Destinations Aggressive $ 616,316 $ 0.0057
Investor Destinations Moderately Aggressive 787,044 0.0049
Investor Destinations Moderate 463,691 0.0036
Investor Destinations Moderately Conservative 108,553 0.0026
Investor Destinations Conservative 85,812 0.0014

Investor Destinations Funds - October 31, 2020 - Management Information - 79
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
3
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
3
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
3
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair and of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a Managing Partner of private equity firm; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
3
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

80 - Management Information - October 31, 2020 - Investor Destinations Funds
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years (or Longer)
3
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman as of
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko has been a Co-Founder of Blue Leaf Ventures since May 2018. From November 2008 until December 2017, Mr. Wezdenko was
Managing Director of JPMorgan Chase Bank, N.A.
Other Directorships held During the Past Five Years
3
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry as well as experience managing a venture capital firm.

Investor Destinations Funds - October 31, 2020 - Management Information - 81
Interested Trustee
1
Will retire as Trustee effective December 31, 2020.
2
Length of time served includes time served with the Trust’s predecessors.
3
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
4
Will become Trustee effective January 1, 2021.
5
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
David C. Wetmore
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Retiring as chairman
as of January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
3
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
5
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
3
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2

82 - Management Information - October 31, 2020 - Investor Destinations Funds
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Investor Destinations Funds - October 31, 2020 - Market Index Definitions - 83
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:  An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:  An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:  An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:  An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

84 - Market Index Definitions - October 31, 2020 - Investor Destinations Funds
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2020, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic

Investor Destinations Funds - October 31, 2020 - Market Index Definitions - 85
asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
:  Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

86 - Market Index Definitions - October 31, 2020 - Investor Destinations Funds
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative

Investor Destinations Funds - October 31, 2020 - Market Index Definitions - 87
total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

88 - Glossary - October 31, 2020 - Investor Destinations Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Investor Destinations Funds - October 31, 2020 - Glossary - 89
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

90 - Glossary - October 31, 2020 - Investor Destinations Funds
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-ID (12/20)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distributi on and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2020

Annual Report
October 31, 2020
Nationwide Mutual Funds
Equity Funds
Nationwide American Century Small Cap Income Fund
(formerly Nationwide U.S. Small Cap Value Fund)
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Diamond Hill Large Cap Concentrated Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Mellon Dynamic U.S. Core Fund
(formerly Nationwide Dynamic U.S. Growth Fund)
Nationwide Small Company Growth Fund
Nationwide WCM Focused Small Cap Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 7
Shareholder Expense Examples 44
Statements of Investments 60
Statements of Assets and Liabilities 86
Statements of Operations 94
Statements of Changes in Net Assets 98
Financial Highlights 113
Notes to Financial Statements 124
Report of Independent Registered Public Accounting Firm 149
Supplemental Information 150
Management Information 153
Market Index Definitions 157
Glossary 162

Nationwide Mutual Funds - October 31, 2020 - Message to Investors - 1
Dear Investor,
During this time of unprecedented uncertainty, Nationwide has diligently sought to care for our associates, communities, and ultimately, you our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets experienced a historic period of volatility during the annual reporting period ending October 31, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown, before recovering as the period closed, with growth of +2.4% in the fourth quarter of 2019, -5.0% during the first quarter of 2020, a record -31.4% in the second quarter and a record +33.1% in the third quarter of the same fiscal year.
Economists estimate a continuing rebound of 4.0% in the fourth quarter 2020 and 3.9% for 2021. Corporate profits collapsed, with a decline of 15% forecast for 2020, however, are expected to recover to +22% next year as the economy continues to
emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
from the outbreak, and the lasting implications remain
unclear.
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the period. The S&P
500
®
Index (“S&P 500”) started the period strong, with an
accommodating Federal Reserve (“Fed”) and steady economic
growth, driving a cumulative return of 6.6% in November and
December of 2019. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking an average
297 trading days (roughly a year and 2 months) to recover
with the previous quickest recovery in 1987 at 70 days. This time, it took 20 days to decline. Aggressive fiscal and monetary policy, teamed with the prospect for an economic reopening
drove investor sentiment higher, with a 47% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 9.71%, which is impressive given the severe disruption. Fixed income returns were positive, with a substantial drop in interest rates more than offsetting modestly wider credit spreads.
International markets lagged domestic as they have for much of the past decade, with the MSCI EAFE
®
Index returning -6.86%
and the MSCI Emerging Markets
®
Index returning +8.25%.
The global outbreak and subsequent economic shutdown
had a broad impact, though the strong economic rebound
and aggressive global central bank stimulus led to strong
performance in the second half of the period.
The S&P 500 was higher in seven of the 12 months during
the reporting period.
While much of 2019 was characterized by near-universal strong returns and low volatility for risk assets, volatility dramatically improved through the reporting period, with most risk-assets delivering positive returns. Growth stocks substantially
outperformed value stocks, while large-capitalization stocks beat small-capitalization stocks.
Fixed-income markets were higher, driven by a decline in interest rates, bringing them to historic lows. The Federal Reserve
aggressively added stimulus, first by bringing the Federal
Funds target rate to effectively 0% by March 15, followed by an aggressive bond buying program that nearly doubled the
balance sheet from $4.0 trillion to $7.1 trillion through the period.
Federal Reserve Chair Powell has indicated that it will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.69% to a record-low of 0.50% as of March 9, 2020, before bouncing
modestly to 0.85% by period-end. The 2-year yield dropped
from 1.52% to 0.15%, widening the spread between the two
yields to 0.70%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress, but avoid the temptation to react based on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages
you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - October 31, 2020 - Nationwide Mutual Funds
Index
Annual Total Return
(as of October 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 3.38%
Bloomberg Barclays
Municipal Bond 3.59%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.39%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 11.04%
Bloomberg Barclays U.S.
Aggregate Bond 6.19%
Bloomberg Barclays U.S.
Corporate High Yield 3.49%
MSCI EAFE
®
-6.86%
MSCI Emerging Markets
®
8.25%
MSCI World ex USA -2.61%
Russell 1000
®
Growth 29.22%
Russell 1000
®
Value -7.57%
Russell 2000
®
-0.14%
S&P 500
®
9.71%
Source: Morningstar

Nationwide American Century Small Cap Income Fund - October 31, 2020 - Fund Commentary - 3
For the annual period ended October 31, 2020, the Nationwide
U.S. Small Cap Value Fund Class A returned -11.36% versus
-13.92% for its benchmark, the Russell 2000® Value Index.
For broader comparison, the return for the Fund’s closest
Morningstar® peer category, Small Value (consisting of 416
investments as of October 31, 2020), was -12.93% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Dimensional Fund Advisors’ investment strategy is process
driven with a consistent focus on value securities in the small and mid-cap segment of the U.S. market. Within this universe, the Fund is designed to target higher-expected-return securities by excluding stocks with lower profitability1. Within the small cap segment of the market, the Fund excludes certain stocks
that have high asset growth. Additionally, the Fund excludes real estate investment trusts (REITs) from purchase to allow investors to customize their real estate exposure. The strategy also generally excludes highly regulated utilities from purchase because while they generally have low relative prices, their expected returns tend to be lower than those of value stocks.
As of October 31, 2020, the Fund held over 970 securities. With the Fund’s diversified approach, performance was generally
determined by broad structural trends in equity markets rather than by the behavior of a limited number of securities.
The Fund’s greater emphasis on low relative price (value)
stocks detracted from performance relative to the benchmark, as these stocks underperformed high relative price (growth)
stocks. Additionally, the Fund’s greater emphasis on value
stocks with higher profitability1 also detracted from relative performance as these stocks underperformed. The Fund’s
exclusion of small caps with high asset growth detracted from relative performance, as those securities outperformed. At
the sector level, the Fund’s general exclusions of real estate investment trusts (REITs) and highly regulated utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark. Additionally, the Fund’s
greater allocation to industrials contributed positively to relative performance, as industrial stocks outperformed the benchmark.
Other than the Fund’s general exclusions of REITs and highly regulated utilities, sector allocations are driven by the Fund’s focus on size, value, and profitability premiums.
During the one-year period ending October 31, 2020, holding
weight differences between the Fund and the benchmark
in Quanta Services, Inc,, Intelsat SA, and Whirlpool Corp.
provided a combined positive contribution of 0.51% to the
Fund’s relative performance. The Fund held both Quanta
Services and Whirlpool Corp. while the benchmark did not,
and these securities outperformed the benchmark. Intelsat SA was held by the benchmark but not the Fund, and this security underperformed the benchmark.
Holdings weight differences between the Fund and the
benchmark in Penn National Gaming, Inc., Lumentum
Holdings, Inc., and HollyFrontier Corp. detracted a total of
0.96% from the Fund’s relative performance. The benchmark
held both Penn National Gaming, Inc. and Lumentum Holdings,
Inc. while the Fund did not, and these securities outperformed the benchmark. Holly Frontier was held by the Fund but not the benchmark, and this security underperformed the benchmark.
The Fund seeks to capture equity, size, value and profitability1 premiums in the small- and mid-cap value area of the market
and does not use derivatives.
With respect to expectations about the effects of a LIBOR phase out and in regard to equity securities, Dimensional believes current market prices reflect the latest news and aggregate
expectations of all market participants. As a result, Dimensional believes the phase out of LIBOR should have a minimal impact on the expected returns of the Fund. The actual impact of a
LIBOR phase out will depend on what replaces LIBOR.
Dimensional believes that, in liquid and competitive markets, prices quickly incorporate information and reflect expectations about a company’s future risks and opportunities. During
the year-to-date period, the impact of the novel coronavirus
(or COVID-19) was reflected in the returns and volatility of securities issued by many companies, sectors, and countries.
Subadviser:
Dimensional Fund Advisors LP
Portfolio Managers:
Jed S. Fogdall; Joel Schneider; Marc C. Leblond
Past performance is no guarantee of future results and there is no guarantee strategies will be successful. Indices are not available for direct investment.
1
Profitability is measured as operating income before
depreciation and amortization minus interest expense, scaled by book.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid
3) are more vulnerable to adverse business and economic
developments and 4) have more-limited resources. The Fund
also is subject to risks associated with using a targeted strategy for stock selection. Value funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.

4 - Fund Commentary - October 31, 2020 - Nationwide American Century Small Cap Income Fund
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.8%
Preferred Stocks 0.2%
Repurchase Agreement
†
0.0%
Rights
†
0.0%
Short-Term Investment
†
0.0%
Other assets in excess of liabilities
†
0.0%
100.0%
Top Industries
2
Banks 16.4%
Machinery 5.9%
Insurance 5.3%
Specialty Retail 4.6%
Electronic Equipment, Instruments & Components 4.0%
Oil, Gas & Consumable Fuels 4.0%
Household Durables 3.9%
Chemicals 3.4%
Metals & Mining 2.8%
Trading Companies & Distributors 2.6%
Other Industries
#
47.1%
100.0%
Top Holdings
2
Meritage Homes Corp. 0.9%
BorgWarner, Inc. 0.9%
Arrow Electronics, Inc. 0.8%
Ally Financial, Inc. 0.8%
CNO Financial Group, Inc. 0.7%
Snap-on, Inc. 0.6%
Steel Dynamics, Inc. 0.6%
PVH Corp. 0.5%
Reliance Steel & Aluminum Co. 0.5%
Westlake Chemical Corp. 0.5%
Other Holdings
#
93.2%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of
Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide American Century Small Cap Income Fund - October 31, 2020 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
(11.36)% 1.69% 6.63% 12/21/2007
w/SC
2
(16.44)% 0.50% 6.00%
Class C w/o SC
1
(12.13)% 0.89% 5.84% 12/21/2007
w/SC
3
(12.95)% N/A N/A
Class R6
4,5
(11.06)% 2.02% 6.97% 12/21/2007
Institutional Service Class
4
(11.33)% 1.76% 6.71% 12/21/2007
Russell 2000® Value Index (13.92)% 3.71% 7.06%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.33%
Class C 2.11%
Class R6 1.01%
Institutional Service Class 1.26%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020 . Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

6 - Fund Commentary - October 31, 2020 - Nationwide American Century Small Cap Income Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide U.S. Small Cap Value Fund versus the Russell
2000
®
Value Index over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Bailard Cognitive Value Fund - October 31, 2020 - Fund Commentary - 7
For the annual period ended October 31, 2020, the Nationwide
Bailard Cognitive Value Fund Class A returned -10.52% versus
-13.92% for its benchmark, the Russell 2000® Value Index.
For broader comparison, the return for the Fund’s closest
Morningstar® peer category, Small Value (consisting of 416
Investments as of October 31, 2020), was -12.93% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund outperformed the Russell 2000® Value Index
benchmark by 340 basis points for the period. An underweight to energy and banks and an overweight to software & services were the largest subsector deviations that were positive
contributors to performance. Much of the benefit of our
underweight in energy was offset by poor stock selection within the economic subsector. In contrast, our outperformance
due to an underweighting in banks was greatly enhanced by
stock selection within the subsector. As of this writing, the
Fund remains significantly underweight in energy, slightly
underweight in banks, and slightly overweight in software &
services.
The biggest individual stock contributor to performance was
Etsy, an online art and craft retailer that hugely benefited from both the trend toward e-commerce and the acceleration in
that trend due to brick and mortar retail lockdowns during the pandemic. Overstock.com was the second largest contributor
for similar reasons to Etsy, but with the additional benefit of being home products focused at a time when much of the
population was spending most or all of their time at home.
The third largest individual stock performance contributor was
Southwest Gas Holdings. The Fund was variously underweight
or had no exposure to Southwest Gas Holdings versus the
benchmark index, and therefore relatively benefitted from the stock’s poor performance over the period. As of this writing, the
Fund has greatly reduced its positions in Etsy and Overstock.
com, and does not have a position in Southwest Gas Holdings.
For the reporting period, an underweighting to consumer
services, a slight underweighting to automobiles & components, and a slight overweighting to technology hardware &
equipment were the largest (though relatively small) detractors from performance. In all three cases, poor stock selection
exacerbated the incorrect subsector bets. As of this writing, the Fund remains underweight in consumer services, is now
overweight in automobiles & components, and is now more
overweight in technology hardware & equipment.
FTI Consulting was the largest individual performance detractor for the period due to poor buy timing on our part, followed by an evaporation of demand for some of their business support
services once COVID-19 hit. Novavax was the second largest
individual performance detractor as the stock skyrocketed due to potential COVID-19 vaccine demand. The stock rose over
1,800 percent as a result and we initially had no exposure
and then a much lower than benchmark weighting. The third
largest performance detractor was Penn National Gaming. Our
ESG screening prevents us from owning gaming stocks, but
the company did well as pent-up gaming demand kicked in
over the summer months. As of this writing, FTI Consulting has just recently been sold from the portfolio. Novavax continues to be held at less than half of the benchmark index’s holding weight, and Penn National Gaming continues not to be held for
ESG screening reasons, though it remains a large weight in the benchmark index.
Fund performance was impacted by COVID-19 in several
ways. The relief rally experienced by lower quality stocks from late March onward came as a direct and predictable follow-
on from the COVID-19 induced market crash earlier in the
year. Our establishing small positions in a basket of these
relief rally stocks benefited Fund performance due to their
significant average outperformance. Additionally, emphasizing
e-commerce and omnichannel retailers and underweighting
traditional brick and mortal retailers proved beneficial as
government lockdowns forced the temporary closure and/or
greatly reduced customer traffic to brick and mortar locations.
Overweighting data center, apartment and warehouse
property types, while underweighting office, hotel, mall and shopping center property types significantly helped the Fund’s performance in the REIT subsector. Finally, our ESG Capture®
screening proved beneficial as COVID-19 reduced demand for
companies in typically poor scoring economic sectors (energy, materials), while boosting demand for companies in typically high scoring economic sectors (technology, consumer staples).
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
The Fund did not experience any industry impacts from LIBOR.
Subadviser:
Bailard, Inc.
Portfolio Manager:
Thomas J. Mudge III, CFA, and Blaine Townsend
The Fund is subject to the risks of investing in equity securities
(including small and micro-cap companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price,
2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited
resources. Value funds may underperform other funds that
use different investing styles. The Fund may invest in foreign securities (which are volatile, harder to price and less liquid than
U.S. securities). The Fund also is subject to the risks of using
Behavioral Finance techniques for stock selection. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect

8 - Fund Commentary - October 31, 2020 - Nationwide Bailard Cognitive Value Fund
to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.5%
Repurchase Agreement 1.7%
Exchange Traded Fund 0.6%
Short-Term Investment 0.2%
Liabilities in excess of other assets (1.0)%
100.0%
Top Industries
2
Banks 15.5%
Equity Real Estate Investment Trusts (REITs) 9.4%
Machinery 4.6%
Insurance 3.9%
Specialty Retail 3.2%
Commercial Services & Supplies 2.6%
Trading Companies & Distributors 2.6%
Building Products 2.4%
Biotechnology 2.4%
Household Durables 2.2%
Other Industries
#
51.2%
100.0%
Top Holdings
2
Hilltop Holdings, Inc. 1.0%
Webster Financial Corp. 0.9%
Flagstar Bancorp, Inc. 0.8%
Banner Corp. 0.8%
Bancorp, Inc. (The) 0.8%
UMB Financial Corp. 0.8%
Heartland Financial USA, Inc. 0.8%
Wintrust Financial Corp. 0.7%
Cadence Bancorp 0.7%
Timken Co. (The) 0.7%
Other Holdings
#
92.0%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Bailard Cognitive Value Fund - October 31, 2020 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(10.52)% 1.15% 6.27% 4/3/2006
w/SC
3
(15.64)% (0.04)% 5.67%
Class C
1
w/o SC
2
(11.14)% 0.40% 5.53% 4/3/2006
w/SC
4
(12.14)% N/A N/A
Class M
1,5
(10.23)% 1.50% 6.65% 5/30/2001
Class R6
5,6
(10.21)% 1.50% 6.64% 9/18/2013
Institutional Service
Class
1,5,7
(10.38)% 1.36% 6.56% 4/4/2006
Russell 2000® Value Index (13.92)% 3.71% 7.06%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.50% 1.46%
Class C 2.20% 2.16%
Class M 1.13% 1.09%
Class R6 1.13% 1.09%
Institutional Service Class 1.30% 1.26%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

10 - Fund Commentary - October 31, 2020 - Nationwide Bailard Cognitive Value Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard Cognitive Value Fund versus the
Russell 2000® Value Index over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Cognitive Value Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index.
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Bailard Technology & Science Fund - October 31, 2020 - Fund Commentary - 11
For the annual period ended October 31, 2020, the Nationwide
Bailard Technology & Science Fund (Class A) returned 38.34%*
versus 34.71% for its benchmark, the S&P North American
Technology Sector IndexTM. For broader comparison, the
return for the Fund’s closest Morningstar® peer category,
Technology (consisting of 228 investments as of October 31,
2020), was 37.38% for the same period. Performance for the
Fund’s other share classes versus the benchmark is stated
in the Average Annual Total Return chart in this report’s Fund
Performance section.
The Fund benefited from strong performance over the past
year from a number of our high growth technology holdings.
Sea Limited, one of the larger players in both e-commerce and gaming in Southeast Asia, was the largest single contributor and more than quadrupled over the period as customers flocked to its platforms, resulting in strong acceleration of growth and significant gains in market share. The company continues to
invest heavily as adoption across the region continues to grow.
The Fund continues to hold shares in Sea Limited.
Twilio was another key contributor for the year. The company’s suite of developer tools provides reliable, easy communication and customer outreach and proved critical during COVID as it enabled thousands of companies to rapidly digitize operations.
Twilio saw particular strength from companies focused on
grocery delivery, curbside pickup, and telehealth. These
booming industries helped growth remain strong despite a
headwind from travel and rideshare customers. The Fund
continues to hold shares in Twilio.
Relative to the benchmark, the portfolio also benefited from avoiding chip giant Intel which declined more than 20% during the period. While Intel continues to benefit from strong demand for its PC and server chips it has ceded technology leadership to rival AMD. As a result, the company has suffered from margin pressure and share loss, particularly in the critical server chip market. Continued execution issues have led to delays to the technology road map and have cast doubt on the ability for Intel to reverse- or even halt- market share loss. The Fund does not hold shares of Intel.
On the downside, the Fund saw a headwind from fintech
company Euronet Worldwide. In addition to being a rising
player in digital money transfer, Euronet operates a network of ATMs across Europe with a focus on travel and tourism.
Euronet shares declined sharply as consumers locked down
and shares remained pressured for much of the year with
investors uncertain of when to expect a recovery. We have
seen signs of life recently in Euronet’s business, and we remain optimistic that a recovery in travel may yield strong performance in undervalued shares. The Fund continues to hold shares in
Euronet.
A position in Insight Enterprises was a headwind during the
period, as well. While our optimism on the growing margin-rich services business proved well founded, the company’s core
business of technology distribution was negatively impacted
as enterprises shut down offices and stretched IT budgets. In addition, the acquisition of PCM late in 2019 left the company with a higher level of debt, leading to investor concerns. In recent weeks, Insight shares have performed better as core
business trends have solidified, the attractive services business continues to grow, and management has significantly paid
down outstanding debt. The Fund continues to hold shares in
Insight.
Finally, the Fund saw a relative headwind from an underweight to technology giant Amazon. Amazon’s e-commerce
business boomed with consumers opting to shop from home.
The company proved to be an integral provider of basic
necessities during the initial lockdown, prioritizing shipments of essentials like toilet paper over other goods, and continued
to see incredible demand for e-commerce even as customers
emerged from lock downs. While the Fund held a significant
weight in the stock, the benchmark continues to hold a higher weight to megacap tech and as a result the strong performance of Amazon shares was a relative headwind for the year. The
Fund continues to hold shares in Amazon.
COVID-19 resulted in a sharp economic divide across the
economy. From a performance standpoint, the Fund was a
net beneficiary due to an acceleration in adoption of disruptive technologies across diverse fields including collaboration
and mobility, e-commerce, gaming, and business process
digitization.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
We do not expect any LIBOR impacts on the Tech & Science
Fund.
Subadviser:
Bailard, Inc.
Portfolio Managers:
Warren M. Johnson; David H. Smith, CFA; and Sonya Thadhani
Mughal, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities.
Growth funds may underperform other funds that use different investing styles. Funds that concentrate on specific sectors may be subject to greater volatility than that of other mutual funds. The Fund may invest in foreign securities (which are
volatile, harder to price and less liquid than U.S. securities).
The Fund may invest in initial public offerings (IPOs), which often are subject to greater and more-unpredictable price
changes than are more-established stocks. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.

12 - Fund Commentary - October 31, 2020 - Nationwide Bailard Technology & Science Fund
A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.8%
Repurchase Agreement 0.5%
Rights 0.1%
Short-Term Investment
†
0.0%
Liabilities in excess of other assets (0.4)%
100.0%
Top Industries
2
Software 22.4%
Semiconductors & Semiconductor Equipment 22.3%
IT Services 14.2%
Interactive Media & Services 9.4%
Technology Hardware, Storage & Peripherals 7.3%
Entertainment 5.4%
Biotechnology 5.2%
Internet & Direct Marketing Retail 4.6%
Electronic Equipment, Instruments & Components 4.0%
Household Durables 2.4%
Other Industries
#
2.8%
100.0%
Top Holdings
2
Microsoft Corp. 9.7%
Apple, Inc. 6.3%
Facebook, Inc., Class A 5.1%
Amazon.com, Inc. 4.6%
Adobe, Inc. 4.4%
NVIDIA Corp. 4.3%
Alphabet, Inc., Class A 4.3%
QUALCOMM, Inc. 3.7%
Visa, Inc., Class A 3.5%
NXP Semiconductors NV 3.5%
Other Holdings
#
50.6%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Bailard Technology & Science Fund - October 31, 2020 - Fund Commentary - 13
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
38.34% 20.45% 16.89% 4/3/2006
w/SC
3
30.39% 19.02% 16.23%
Class C
1
w/o SC
2
37.31% 19.54% 16.07% 4/3/2006
w/SC
4
36.31% N/A N/A
Class M
1,5
38.77% 20.84% 17.31% 5/30/2001
Class R6
5,6
38.74% 20.83% 17.29% 9/18/2013
Institutional Service
Class
1,5,7
38.60% 20.72% 17.19% 4/4/2006
S&P North American
Technology Sector
IndexTM 34.71% 23.24% 19.27%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.27%
Class C 2.03%
Class M 0.96%
Class R6 0.96%
Institutional Service Class 1.08%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

14 - Fund Commentary - October 31, 2020 - Nationwide Bailard Technology & Science Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Bailard Technology & Science Fund versus the S&P North American (NA) Technology Sector IndexTM over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on 9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Enhanced Growth
Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Diamond Hill Large Cap Concentrated Fund - October 31, 2020 - Fund Commentary - 15
For the annual period ended October 31, 2020, the Nationwide
Diamond Hill Large Cap Concentrated Fund (Class A) returned
-1.76% versus -7.57% for its benchmark, the Russell 1000®
Value Index. For broader comparison, the median return for
the Fund’s closest Morningstar® peer category, Large Value
(consisting of 1196 funds as of October 31, 2020), was -7.62%
for the same period. Performance for the Fund’s other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
The top three security contributors to performance relative to the Russell 1000 Value Index were Abbott Laboratories (health care), Microsoft Corp. (information technology) and Facebook,
Inc. (Cl A) (communication services). Abbott rolled out several
COVID-19 tests, many of which can be conducted quickly
and cheaply, representing a multi-billion-dollar near-term
opportunity and further solidifying its position as a leader in point-of-care diagnostics. Microsoft benefitted from its mission-
critical software and tools becoming even more essential in
the current work-from-home environment. Facebook has an
excellent balance sheet and has seen strong engagement and
product usage trends for its products during the pandemic. The
Fund continues to hold Abbott, while Microsoft and Facebook
were eliminated as their prices approached our estimate of
intrinsic value.
The largest three security detractors from performance relative to the Russell 1000 Value Index were Citigroup, Inc. (financials),
American International Group, Inc. (AIG) (financials) and
Raytheon Technologies Corp. (industrials). Citigroup has been pressured by its global footprint, the prospect of slowing loan growth and loan losses in 2020, while AIG underperformed
amid concerns about claims exposure related to COVID-19 and
potential credit losses in its investment portfolio. We believe
AIG is well-capitalized and has a strong management team
guiding it through the middle stages of a significant turnaround.
Raytheon underperformed as investors became concerned
about potential merger integration issues and the pandemic’s effect on commercial aviation customers. The Fund continues
to hold AIG, while Citigroup and Raytheon were eliminated to allocate capital to more attractive opportunities.
The pandemic caused a broad market correction in the first
quarter of 2020, which provided an opportunity to invest in
high-quality businesses we’ve wanted to own for a long time.
We’ve upgraded the overall quality of our portfolio by investing in businesses where we have confidence that their long-term
earnings power will be relatively unaffected by the pandemic.
The combination of better balance sheets, better management
teams and better strategy often enables these companies to
emerge from challenging periods with an even more dominant
market share position because weaker competitors end up
ceding share or exiting the industry entirely.
The Fund did not invest in derivatives during the reporting
period.
The fund did not experience any liquidity events that had a
material impact on Fund performance.
The Fund’s exposure to LIBOR is limited; as such, there are
no anticipated impacts on the strategy from the upcoming
transition.
Subadviser:
Diamond Hill Capital Management, Inc.
Portfolio Managers:
Charles Bath, CFA; Austin Hawley, CFA; and Christopher
Welch, CFA
The Fund is subject to the risks of investing in equity securities.
The Fund may invest in more-aggressive investments such
foreign securities (which are volatile, harder to price and less liquid than U.S. securities). The Fund uses a value style of investing and may underperform other funds that use different investing styles. The Fund is non-diversified and may hold large positions in a smaller number of securities, and an increase or decrease in the value of such securities may have a greater
impact on the Fund's value and total return. Please refer to the most recent prospectus for a more detailed explanation of the
Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.

16 - Fund Commentary - October 31, 2020 - Nationwide Diamond Hill Large Cap Concentrated Fund
Asset Allocation
1
Common Sto cks 98.9%
Other assets in excess of liabilities 1.1%
100.0%
Top Industries
2
Capital Markets 10.4%
Health Care Equipment & Supplies 8.3%
IT Services 7.9%
Insurance 7.7%
Diversified Financial Services 7.1%
Beverages 6.0%
Food Products 5.7%
Entertainment 5.3%
Household Products 4.9%
Pharmaceuticals 4.6%
Other Industries 32.1%
100.0%
Top Holdings
2
Abbott Laboratories 8.3%
American International Group, Inc. 7.6%
Berkshire Hathaway, Inc., Class B 7.1%
PepsiCo, Inc. 6.0%
Charles Schwab Corp. (The) 5.7%
Mondelez International, Inc., Class A 5.6%
Walt Disney Co. (The) 5.3%
Procter & Gamble Co. (The) 4.9%
KKR & Co., Inc. 4.7%
Pfizer, Inc. 4.6%
Other Holdings 40.2%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Diamond Hill Large Cap Concentrated Fund - October 31, 2020 - Fund Commentary - 17
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(1.76)% 7.53% 10.41% 6/30/2000
w/SC
3
(7.37)% 6.27% 9.79%
Class C
1
w/o SC
2
(2.30)% 6.83% 9.72% 11/28/2003
w/SC
4
(3.30)% N/A N/A
Class R6
5,6
(1.23)% 7.95% 10.81% 9/18/2013
Institutional Service
Class
1,5,7
(1.54)% 7.77% 10.69% 5/31/2000
Russell 1000® Value Index (7.57)% 5.82% 9.48%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.99% 0.96%
Class C 2.71% 1.68%
Class R6 1.63% 0.60%
Institutional Service Class 1.83% 0.80%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020 (Supplement dated September 16, 2020). The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

18 - Fund Commentary - October 31, 2020 - Nationwide Diamond Hill Large Cap Concentrated Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Diamond Hill Large Cap Concentrated Fund
versus the Russell 1000® Value Index over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on
9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Large Cap Core Equity Fund. Unlike the Fund,
the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Fund - October 31, 2020 - Fund Commentary - 19
For the annual period ended October 31, 2020, the Nationwide
Fund Institutional Service Class returned 13.27%* versus
9.71% for its benchmark, the S&P 500® Index (S&P 500).
For broader comparison, the return for the Fund’s closest
Morningstar® peer category, Large Blend (consisting of 1370
investments as of October 31, 2020), was 5.87% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
MARKET COMMENTARY
US equities, as measured by the S&P 500 , posted positive
results over the trailing 12-month period ending October 31,
2020. Towards the end of 2019, US equities rose after President
Trump announced that the US and China will sign a phase-
one trade deal on January 15. Optimism was tempered by a
myriad of concerns, including skepticism about the likelihood of a comprehensive trade deal and worries about the impact
on business investment from the longer-term decoupling of
both countries’ economies. During the first quarter of 2020,
US equities ended the quarter sharply lower after achieving
record highs in February, as the coronavirus spread rapidly
throughout the country, causing unprecedented market
disruptions and financial damage, and heightening fears of a severe economic downturn. During the second quarter of 2020,
US equities rose after an extraordinary rally drove US stocks to their largest quarterly gain since the fourth quarter of 1998.
The unprecedented scale of the fiscal and monetary stimulus
implemented by Congress and the Federal Reserve (Fed),
in response to the pandemic, was the most influential driver of the market’s rebound during the quarter. During the third quarter of 2020, US equities extended their extraordinary rally, with markets bolstered by substantial monetary support from
the Fed, a broadening US economic recovery, better-than-
expected corporate earnings, and promising trials for COVID-19 vaccines. The US economy gradually recovered during the
quarter; however, the path to a sustainable economic recovery was clouded by concerns about a resurgence in coronavirus
infections in many areas of the country, an undetermined
timeline for vaccines, high unemployment, elevated debt
burdens, and uncertainty about additional fiscal stimulus.
PORTFOLIO REVIEW
The portfolio outperformed the S&P 500 during the period. The portfolio’s outperformance was driven by strong stock selection in the communication services, information technology,
and health care sectors. This was partially offset by weaker selection in the utilities, consumer staples, and energy sectors.
Top contributors to relative performance during the period
included Amazon (consumer discretionary), FedEx (industrials), and Advanced Micro Devices (information technology).
Amazon was the top contributor during the period. Shares of
the e-commerce giant rose after several consecutive positive earnings results that beat consensus expectations. The company has benefited from strong demand for e-commerce and cloud-
computing services. Shares of FedEx rose over the period after releasing strong fiscal fourth and first quarter earnings that beat consensus estimates as strong e-commerce demand bolstered
pricing power amid the COVID-19 pandemic. Advanced Micro
Devices, a US-based semiconductor company, was also a
strong contributor to relative results. Shares rose sharply after the company reported strong second-quarter earnings beating
estimates. The company also increased its full-year forecast despite the pandemic, citing better-than-expected PC sales in the second half of the year, along with continued data-center growth, and a ramp in gaming console sales. The company
has also benefited from Intel's delay of its 7nm processors. The fund continues to hold a position in all three securities.
Top detractors from relative performance during the period
included Nvidia (information technology), Bank of America
(financials), and Lowe’s (consumer discretionary). Not holding
Nvidia was the top detractor during the period. Shares of the chip maker rose after reporting strong fiscal first and second-
quarter revenue as sales of laptops and game consoles
using Nvidia chips lifted earnings for the company. Nvidia
has benefited from much of the world working and learning
from home. The fund continues to not hold Nvidia in favor of other semiconductor stocks. Bank of America was also a top
detractor during the period. Shares of the investment bank and financial services company fell as bank stocks declined amid concerns about the impact of COVID-19 on the economy and
financial institutions. The Federal Reserve cut its key interest rate to near-zero which sent bank stocks sharply lower. Toward the end of the period, the fund eliminated its position in Bank of America in favor of JPMorgan Chase. Lowe’s Companies
was also a top detractor during the period. Shares of the home improvement company rose over the period following our exit
from the position in March. Shares benefited from positive first and second quarter results driven by strong same-store and
online sales growth. The pandemic acted as a tailwind, driving demand higher as more consumers took on home improvement
projects while spending more time at home.
This year, equity markets have seen both a historic drop and remarkable recovery. Throughout this turbulent period various sectors have led and lagged as allocators attempt to navigate when and to what degree economies will shift in a post-COVID world. The fund has been able to navigate the volatility brought on by COVID-19. Though performance has struggled in
certain sectors as mentioned above, the fund has been able
to add value in all three quarters YTD. The lasting impacts of
COVID-19 on enterprise and consumer behavior are key topics
for debate amongst our Global Industry Analysts (GIAs) and
broader market participants. Our GIAs remain focused on
identifying companies within their coverage areas that are best positioned for growth in both the current environment and years to come.
The portfolio utilized exchange traded funds (ETFs) during the period to equitize cash. The positions did not have a material impact on the portfolio during the period.
The portfolio did not experience any liquidity events that had a material impact on performance over the period.

20 - Fund Commentary - October 31, 2020 - Nationwide Fund
While Wellington is actively preparing for the LIBOR transition to take place in the near future, the portfolio has not seen any impacts, as it is an equity strategy. While we do not expect any impacts on the portfolio, Wellington has implemented dedicated projects to ensure a smooth transition and mitigate investment risks as best as possible for all potentially impacted accounts.
Subadviser:
Wellington Management Company LLP
Portfolio Managers:
Mary L. Pryshlak, CFA and Jonathan G. White, CFA
* High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Funds using both a growth style and a value style of investing may underperform other funds that
use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s
principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 99.9%
Repurchase Agreement
†
0.0%
Short-Term Investment
†
0.0%
Other assets in excess of liabilities 0.1%
100.0%
Top Industries
2
Interactive Media & Services 9.0%
Software 7.9%
Internet & Direct Marketing Retail 6.2%
Pharmaceuticals 5.4%
IT Services 5.0%
Technology Hardware, Storage & Peripherals 4.9%
Semiconductors & Semiconductor Equipment 4.8%
Electric Utilities 3.6%
Capital Markets 3.5%
Health Care Equipment & Supplies 3.2%
Other Industries
#
46.5%
100.0%
Top Holdings
2
Amazon.com, Inc. 5.8%
Microsoft Corp. 5.2%
Apple, Inc. 4.9%
Alphabet, Inc., Class A 4.8%
Procter & Gamble Co. (The) 2.9%
Facebook, Inc., Class A 2.6%
JPMorgan Chase & Co. 2.3%
Charter Communications, Inc., Class A 1.9%
Mondelez International, Inc., Class A 1.7%
McDonald's Corp. 1.5%
Other Holdings
#
66.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of
Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Fund - October 31, 2020 - Fund Commentary - 21
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
13.03% 11.35% 11.98% 5/8/1998
w/SC
2
6.52% 10.04% 11.32%
Class C w/o SC
1
12.15% 10.50% 11.15% 3/1/2001
w/SC
3
11.15% N/A N/A
Class R
4,5
12.50% 10.87% 11.53% 10/1/2003
Class R6
4
13.36% N/A 12.27% 4/10/2018
Institutional Service Class
6
w/o SC
1
13.27% 11.62% 12.25% 5/11/1933
w/SC
7
13.27% 11.62% 11.73%
S&P 500® Index 9.71% 11.71% 13.01%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 0.95% 0.91%
Class C 1.74% 1.70%
Class R 1.39% 1.35%
Class R6 0.64% 0.60%
Institutional Service Class 0.72% 0.68%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.
7
A 4.50% front-end sales charge was deducted on Class D Shares through July 31, 2012. Effective August 1, 2012, the front-end sales charge was eliminated.

22 - Fund Commentary - October 31, 2020 - Nationwide Fund
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Fund versus the S&P 500®
Index over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expense, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Geneva Mid Cap Growth Fund - October 31, 2020 - Fund Commentary - 23
For the annual period ended October 31, 2020, the Nationwide
Geneva Mid Cap Growth Fund Class A returned 15.03%*
versus 21.14% for its benchmark, the Russell Midcap® Growth
Index. For broader comparison, the return for the Fund’s closest
Morningstar® peer category, Mid-Cap Growth (consisting of
607 funds as of October 31, 2020), was 20.59% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The underperformance for the period was driven by the low
quality nature of the rally in the second quarter of 2020. Within the Russell Midcap Growth Index: Nonearners were up 61.70%
versus 30.30% for the Index, low ROE companies were up
40.6% and high beta stocks returned 43.60%; all of these
pointed towards a low quality rally. The underperformance
during the quarter explains the vast majority of the one year underperformance.
The top detractors were technology, healthcare and financials, they detracted 4.04%, 1.92% and 1.30% respectively. The
underperformance in the technology sector was a result of
what we didn’t own rather than what we did; Twilio, Docusign and Advanced Micro Devices drove performance in the Index
yet we didn’t have exposure given they don’t meet our criteria for high quality. The weakness in the healthcare industry was similarly the result of what we didn’t own rather than what we did. The biotechnology subsector was a top performer during
the period and detracted 2.14% from performance; the Fund
was underexposed to this area given the lack of profitability and/or binary event risk inherent with these companies.
Contributing to performance were industrials, real estate and consumer discretionary, these industries contributed 1.51%,
1.16% and 0.42%, respectively. The strength in the industrials industry was due to strong stock selection, specifically Roper
Technologies, Verisk Analytics and Watsco, Inc. Within the real estate industry the strong performance was directly the result of an allocation to Costar Group, shares of the company were up nearly 50% during the period and meaningfully outperformed
the benchmark.
The COVID-19 pandemic has had a significant impact on the
global economy and our way of life. Markets initially reacted negatively but quickly rebounded when central banks and
governments stepped in to provide liquidity and financial
assistance. The stay-at-home orders announced around the
world changed how people interact with one another and
how companies perform business operations; these changes
drove shares of some technology and other work-from-home
companies higher. This basket of companies has driven the
market higher, and had a negative impact on our performance, but we believe was too much too fast and we would anticipate an unwinding of parts of the technology sector as things
normalize.
The Fund did not invest in derivatives and did not experience any liquidity events that had a material impact on Fund
performance. The changes to LIBOR did not have an impact
on the Fund.
Subadviser:
Geneva Capital Management LLC
Portfolio Managers:
José Muñoz, CFA; William A. Priebe, CFA; and William S.
Priebe
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including mid-sized companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.

24 - Fund Commentary - October 31, 2020 - Nationwide Geneva Mid Cap Growth Fund
Asset Allocation
1
Common Stocks 98.6%
Other assets in excess of liabilities 1.4%
100.0%
Top Industries
2
Software 18.9%
Health Care Equipment & Supplies 14.8%
IT Services 11.9%
Electronic Equipment, Instruments & Components 7.2%
Professional Services 6.9%
Specialty Retail 6.1%
Commercial Services & Supplies 3.8%
Distributors 3.5%
Capital Markets 3.4%
Household Products 2.6%
Other Industries 20.9%
100.0%
Top Holdings
2
CoStar Group, Inc. 4.2%
IDEXX Laboratories, Inc. 3.9%
Copart , Inc. 3.8%
Pool Corp. 3.5%
Intuit, Inc. 3.3%
Tyler Technologies, Inc. 3.2%
ANSYS, Inc. 3.2%
EPAM Systems, Inc. 3.1%
O'Reilly Automotive, Inc. 2.9%
HubSpot , Inc. 2.8%
Other Holdings 66.1%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Geneva Mid Cap Growth Fund - October 31, 2020 - Fund Commentary - 25
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
15.03% 10.66% 11.74% 1/4/1999
w/SC
3
8.42% 9.36% 11.11%
Class C
1
w/o SC
2
14.20% 9.85% 10.98% 5/8/2000
w/SC
4
13.20% N/A N/A
Class R6
5,6
15.42% 11.06% 12.12% 9/18/2013
Institutional Service
Class
1,5,7
15.31% 10.92% 12.02% 6/8/2009
Russell Midcap® Growth
Index 21.14% 14.15% 14.13%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.18%
Class C 1.92%
Class R6 0.82%
Institutional Service Class 0.92%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

26 - Fund Commentary - October 31, 2020 - Nationwide Geneva Mid Cap Growth Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Geneva Mid Cap Growth Fund versus the
Russell Midcap® Growth Index over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on
9/16/13 is based on Class A shares of the Fund’s predecessor fund, the HighMark Geneva Mid Cap Growth Fund. Unlike the Fund,
the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Loomis All Cap Growth Fund - October 31, 2020 - Fund Commentary - 27
For the annual period ended October 31, 2020, the Nationwide
Loomis All Cap Growth Fund Class R6 returned 26.76%*
versus 28.20% for its benchmark, the Russell 3000® Growth
Index. For broader comparison, the return for the Fund’s
closest Morningstar® peer category, Large Growth (consisting of 1317 funds as of October 31, 2020), was 24.73% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
Nvidia, Alibaba, and Regeneron Pharmaceuticals were the top
contributors to relative performance during the period. Under
Armour, Schlumberger, and SEI Investments were the largest
detractors from relative performance. The Fund continues to
own all six securities. Stock selection in the consumer staples, financials, industrials and healthcare sectors as well as our allocations to the industrials and consumer discretionary
sectors contributed positively to relative return. Stock selection in the information technology, consumer discretionary,
energy, and communication services sectors detracted from
performance, as did allocations to the information technology, energy, financials, and consumer staples sector.
Nvidia is the world leader in graphic processing units (GPUs), which enable computers to produce and utilize highly realistic
3D graphic imagery and models. We believe the company’s
competitive advantages include its intellectual property,
brands, and a large and growing ecosystem of developers and
applications utilizing GPU technology. A strategy holding since
January 2019, Nvidia reported better-than-expected results,
driven by recovery in its gaming business and rising demand
in its data center business. Over our investment horizon, we believe Nvidia can sustain high-teens revenue growth, driven by secular growth in spending on GPUs. As the business shifts increasingly towards its more profitable data center business, we believe operating profits and free cash flow will grow faster than revenues.
Demonstrating the power of its platform, scale, network
ecosystem, and brand, China e-commerce and consumer-
engagement platform provider Alibaba reported strong and
above-expectation results during the period that included
revenue growth in the mid-30% range and reflected continued
market share gains. With gross merchandise volume that
exceeded $1 trillion across the Alibaba digital economy, Alibaba is the world’s largest retail platform. The long-term structural expansion of internet users and online shopping are drivers of secular growth for Alibaba in China, where because of a lack of traditional retail infrastructure, e-commerce is expanding consumption rather than simply replacing offline spending.
We believe the current market price for both Nvidia and Alibaba embeds expectations for key revenue and cash flow growth
drivers that are well below our long-term assumptions. As a
result, we believe the shares are selling at significant discounts to our estimates of intrinsic value and offer compelling reward-
to-risk opportunities.
Under Armour is a leading provider of performance-centric,
branded sportswear and footwear. We believe the company’s
competitive advantages include its brand, distribution, and the benefits of scale needed to compete globally. A portfolio holding since the fourth quarter of 2017, Under Armour reported weak financial results that reflected the temporary closure of as much as 80% of its points of sale due to Covid-19. While we expect this near-term weakness to continue, we do not believe the
company or the industry will be structurally impacted in the long term, and more-recent results have begun to reflect the benefits of the company’s multi-year restructuring to resize operations and focus on its core customer demographic. We
believe Under Armour is well positioned to benefit from secular growth in global per capita consumption of sportswear and
can realize market share gains in footwear and in international markets.
Schlumberger is the world’s leading supplier of technology,
equipment, project management, and information solutions to
the oil and gas exploration and production (E&P) industry. A long-term strategy holding, Schlumberger reported financial
results that deteriorated substantially due to the oil price environment. Following record oil price declines in the first quarter due to Covid-19-related demand weakness in China
and a price war between OPEC and Russia, demand and
prices fell further in the second quarter as a result of the global lockdown, and continued travel restrictions and a resurgence of
Covid-19 cases continues to delay a recovery in demand. As a result, global service activity in 2020 is now expected to decline by 25% to 30% year over year. Given the ongoing uncertainty,
Schlumberger has taken prudent steps to increase liquidity,
including cutting its dividend, raising cash by issuing debt, and cutting headcount. While we expect near-term results to remain under pressure, the company continues to generate positive
free cash flow, and we believe Schlumberger’s products
remain a necessary part of the solution for profitably extracting energy resources, even in times of substantial commodity price compression. Secular growth in the long-term global demand
for oil, arising primarily from the need to replace naturally depleting reserves, is driving the need to extract hydrocarbons from harsher environments that are increasingly difficult to reach or extract from. Because oilfield services companies are key to making difficult-to-reach resources more accessible,
we believe services like those Schlumberger provides are
essential to profitably meeting long-term demand. We believe
Schlumberger will continue to execute well and that the
company is positioned to weather the current environment and capitalize on growth in oilfield services as market supply and demand normalizes.
We measure and monitor our long-term investment thesis for
each company through bottom-up analysis of a company’s
fundamentals, not by the fluctuation in daily stock prices.
Our approach always looks beyond the current environment
as we have a truly long-term investment time horizon. In any binary or non-binary event, the key question we ask ourselves is if the outcome would materially change the underlying
long-term intrinsic value of the businesses that we invest
in. Or, in other words, would the event structurally alter the competitive positioning, competitive advantage, financial

28 - Fund Commentary - October 31, 2020 - Nationwide Loomis All Cap Growth Fund
model, management, long-term growth rate or driver for growth such that these changes would alter the underlying intrinsic value of the company. What’s happening today or on a daily
basis does not dictate what we will do for the long-term. The only relevance of what is happening in any environment is our pursuit of taking advantage of what is presented to us in terms of attractive investment opportunities. It is our opinion that the Covid-19 outbreak does not, in and of itself, meaningfully change any of the key criteria listed above. Looking beyond
the near-term impact of Covid-19, we believe Under Armour
and Schlumberger remain high-quality companies that are well positioned to benefit from long-term, secular growth drivers. We believe the current market price for both companies embeds
expectations for key revenue and cash flow growth drivers
that are well below our long-term assumptions. As a result, we believe the shares are selling at significant discounts to our estimates of intrinsic value and offer compelling reward-to-risk opportunities. As always, we remain vigilant to developments that do meaningfully alter the long-term investment thesis for any company in our portfolio or investment library.
The Fund does not use derivative instruments.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Subadviser:
Loomis, Sayles & Company, L.P.
Portfolio Manager:
Aziz V. Hamzaogullari, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including small and mid-sized companies). Smaller companies involve greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price,
2) are less liquid 3) are more vulnerable to adverse business and economic developments and 4) have more-limited resources.
The Fund also is subject to the risks of investing in foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Growth funds may underperform other
funds that use different investing styles. Funds that invest in a relatively small number of securities may be subject to greater volatility than that of a more diversified investment. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Common Stocks 98.7%
Other assets in excess of liabilities 1.3%
100.0%
Top Industries
2
Software 17.7%
Internet & Direct Marketing Retail 14.7%
Interactive Media & Services 10.6%
Semiconductors & Semiconductor Equipment 8.0%
IT Services 4.9%
Pharmaceuticals 4.9%
Capital Markets 4.7%
Biotechnology 4.6%
Beverages 4.5%
Hotels, Restaurants & Leisure 4.4%
Other Industries 21.0%
100.0%
Top Holdings
2
Amazon.com, Inc. 7.5%
Alibaba Group Holding Ltd., ADR 7.2%
Facebook, Inc., Class A 5.9%
NVIDIA Corp. 5.6%
Autodesk, Inc. 4.8%
Monster Beverage Corp. 4.5%
Visa, Inc., Class A 4.2%
Oracle Corp. 3.8%
Regeneron Pharmaceuticals, Inc. 3.5%
Deere & Co. 3.4%
Other Holdings 49.6%
100.0%
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Loomis All Cap Growth Fund - October 31, 2020 - Fund Commentary - 29
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 3 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
26.11% 14.80% 15.97% 5/31/2017
w/SC
2
18.86% 12.56% 13.98%
Class R6
3
26.76% 15.28% 16.49% 5/31/2017
Eagle Class
3
26.62% N/A 16.36% 6/27/2018
Institutional Service Class
3
26.69% 15.19% 16.35% 5/31/2017
Russell 3000® Growth
Index 28.20% 18.01% 18.79% 5/31/2017
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.36% 1.31%
Class R6 0.90% 0.85%
Eagle Class 1.00% 0.95%
Institutional Service Class 1.15% 1.10%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

30 - Fund Commentary - October 31, 2020 - Nationwide Loomis All Cap Growth Fund
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Loomis All Cap Growth Fund from inception through 10/31/20 versus the Russell 3000® Growth Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - October 31, 2020 - Fund Commentary
- 31
For the annual period ended October 31, 2020, the Nationwide
Mellon Dynamic U.S. Core Fund Class R6 returned 10.60%
versus 9.71% for its benchmark, the S&P 500® Index (S&P
500). For broader comparison, the return for the Fund’s closest
Morningstar® peer category, Large Blend (consisting of 1370
investments as of October 31, 2020), was 5.87% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
While the COVID-19 environment has led to a spike in volatility, from a performance perspective, the Fund behaved as
expected. One of the hallmarks of this strategy is its downside protection and the strategy held up well relative to the Index during Q1 2020’s COVID driven downturn. Over the course
of the first quarter, the strategy positioning turned cautious/
defensive as both earnings and macro data weakened during
this period. The strategy has participated in market’s rally in Q2 and Q3 2020, but did lag slightly.
The Fund invested in derivatives as it is a standard feature of the strategy. The strategy utilizes both futures and options to express our investment views. Typically, the strategy deploys a modest amount of financial leverage (up to 50% maximum)
in its approach and utilized index level futures and options to gain appropriate market exposure. The options exposures also provide a measure of downside protection and were additive
in Q1 2020 as they served to reduce the strategy’s equity
exposure during Q1’s market decline. Over longer horizons,
the derivative positions have not had a material impact on Fund performance.
The Fund does not take any exposure outside of Index fund
exposure and Treasury bond exposure. Therefore, there is
no impact from individual security, sector, country or currency factors.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
There were no industry impacts to the Fund from LIBOR.
Subadviser:
Mellon Investments Corporation
Portfolio Managers:
Vassilis Dagioglu; Dimitri Curtil; Torrey Zaches, CFA; and
James H. Stavena
The Fund is subject to the risks of investing in equity securities and fixed-income securities. The Fund may invest in more-
aggressive investments such as derivatives (many of which
create investment leverage and are highly volatile). The Fund's holdings may subject the Fund to liquidity risk, making it more volatile than other mutual funds. The Fund’s strategy may
lead to above-average short-term volatility. Growth funds may underperform other funds that use different investing styles.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

32 - Fund Commentary - October 31, 2020 - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth
Fund)
Asset Allocation
1
Common Stocks 87.1%
Short-Term Investments 9.2%
Purchased Options 0.1%
Repurchase Agreement 0.1%
Futures Contracts (0.7)%
Other assets in excess of liabilities 4.2%
100.0%
Top Industries
2
Software 8.2%
Technology Hardware, Storage & Peripherals 6.1%
Interactive Media & Services 5.4%
IT Services 4.8%
Internet & Direct Marketing Retail 4.7%
Semiconductors & Semiconductor Equipment 4.5%
Pharmaceuticals 3.6%
Health Care Equipment & Supplies 3.6%
Banks 3.1%
Health Care Providers & Services 2.4%
Other Industries
#
53.6%
100.0%
Top Holdings
2
U.S. Treasury Bills, 12/17/2020 8.7%
Apple, Inc. 5.8%
Microsoft Corp. 5.1%
Amazon.com, Inc. 4.3%
Facebook, Inc., Class A 2.1%
Alphabet, Inc., Class A 1.6%
Alphabet, Inc., Class C 1.6%
Berkshire Hathaway, Inc., Class B 1.3%
Johnson & Johnson 1.2%
Procter & Gamble Co. (The) 1.1%
Other Holdings
#
67.2%
100.0%
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of
Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth Fund) - October 31, 2020 - Fund Commentary
- 33
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
10.17% 12.36% 12.98% 5/8/1998
w/SC
2
3.86% 11.03% 12.31%
Class C w/o SC
1
9.35% 11.48% 12.12% 3/1/2001
w/SC
3
8.39% N/A N/A
Class R
4,5
9.82% 12.06% 12.66% 10/1/2003
Class R6
6,7
w/o SC
1
10.60% 12.72% 13.34% 2/14/1961
w/SC
8
N/A N/A 12.81%
Eagle Class
4
10.40% N/A 8.86% 10/1/2018
Institutional Service Class
4
10.39% 12.54% 13.15% 11/30/2011
S&P 500® Index 9.71% 11.71% 13.01%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.01% 0.80%
Class C 1.79% 1.58%
Class R 1.46% 1.25%
Class R6 0.71% 0.50%
Eagle Class 0.81% 0.60%
Institutional Service Class 0.84% 0.63%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2022 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
4
Not subject to any SCs.
5
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
6
Effective August 1, 2012, Class D Shares were renamed Institutional Class Shares.
7
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
8
A 4.50% front-end sales charge was deducted on Class D Shares through July 31, 2012. Effective August 1, 2012, the front-end sales charge was eliminated.

34 - Fund Commentary - October 31, 2020 - Nationwide Mellon Dynamic U.S. Core Fund (formerly, Nationwide Dynamic U.S. Growth
Fund)
Performance of a $1,000,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $1,000,000 invested in Class R6 shares of the Nationwide Dynamic U.S. Growth Fund versus the
S&P 500® Index over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Small Company Growth Fund - October 31, 2020 - Fund Commentary - 35
For the annual period ended October 31, 2020, the Nationwide
Small Company Growth Fund (Institutional Service Class)
returned 27.10%* versus 13.37% for its benchmark, the Russell
2000® Growth Index. For broader comparison, the return for
the Fund’s closest Morningstar® peer category, Small Growth
(consisting of 626 funds as of October 31, 2020), was 16.75%
for the same period. Performance for the Fund’s other share
class versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
Our portfolio strategy is benchmark agnostic and is not in
any way structured relative to a benchmark. Therefore, we
do not provide attribution analysis relative to a benchmark, or comment on benchmark sector performance. No derivatives
were used during any of these periods. Performance was
due to many performers spread across our sectors. Among
the top contributors were Quidel, iRhythm Technologies and
Veeva Systems (all Medical/ Health Care). On the downside,
among the worst detractors were Cantel Medical and Glaukos
(both Medical/Health Care), and PROS Holdings (Business
Services).
As one of the top contributors to the Fund’s performance, Quidel sells rapid diagnostic-testing solutions to physician offices, hospitals, clinical laboratories and reference laboratories.
We expect the company to grow revenue by expanding
testing menus and capturing new customers. Several factors
contributed to the company’s recent outperformance:
• In May, the FDA granted Emergency Use Authorization (EUA)
to Quidel for a rapid point-of-care COVID-19 antigen diagnostic test. The test takes 15 minutes to run. A positive result indicates that the test detected COVID-19 antigens, the patient is infected with the virus and the patient is probably contagious. This is an alternative to competitors’ tests that run in large centralized laboratories and can take up to 2-3 days to return results.
• Quidel is also developing a rapid test that will test for
COVID-19 and influenza at the same time. A rapid combination rapid test would generate a higher price per test and potentially higher volumes as people get tested for both conditions during the upcoming flu season.
• The company should benefit from an increase in flu testing, as protocols for COVID-19 require a test to rule out other potential causes of the coronavirus-like symptoms such as the flu.
We expect Quidel to benefit long term from its strong positioning in flu and COVID-19 testing, as the company is signing on
additional customers not only for COVID-19, but also for other infectious-disease testing, increasing Quidel’s market share.
Additionally, Quidel is developing a strong product pipeline outside COVID-19, creating a long runway for future revenue
growth.
iRhythm Technologies, which also was a top contributor to
Fund performance, is a medical device company whose
flagship solution, the ZIO Service, allows physicians to
diagnose heart arrhythmias more quickly and effectively than traditional technologies. During the third quarter, iRhythm’s Zio
XT cleared a meaningful reimbursement hurdle. In 2012,the Zio
XT was categorized by the Centers for Medicare and Medicaid
Services (CMS) as a new technology, and was issued a
temporary Current Procedural Terminology (CPT) code, which
is used to determine reimbursement—hence pricing—for the
service. Given that traditional Holter monitoring is reimbursed at lower rates, there had been some concern among investors
that when a permanent CPT code is issued for the Zio, it will have a lower reimbursement rate. However, when the CMS
published its proposed 2020 physician fee schedule in August, it actually showed a slight increase in reimbursement for
Zio, versus expectations for a potential decrease. This led to
iRhythm’s outperformance. We see a long runway for growth
for the company given its low penetration in a large market and strong competitive position.
Veeva Systems provides cloud-based software to the global
life-sciences industry. Veeva’s modern Customer Relationship
Management (CRM) solution offers greater functionality and
integration than competitors’, and has a dominant market
position in the pharmaceutical market. Veeva Vault is an open-
ended content management and collaboration platform on
which the company has launched multiple successful products
for the clinical side of life-sciences companies. These include
eTMF (electronic Trial Master File), CTMS (Clinical Trial
Management System), CDMS (Clinical Data Management
System), regulatory, quality and safety management solutions, all of which have significantly expanded the company’s market opportunity over time. Finally, Veeva has begun to sell solutions outside of life sciences in recent years, further growing its target market. Going forward, we see a large opportunity for cross-
selling, continued innovation and market expansion. Veeva was a strong contributor to Fund performance and delivered strong revenue growth and cash-flow generation, with little impact
from COVID-19-related shutdowns. The company’s customers,
who are mostly in the life-sciences vertical, have been relatively unscathed in recent months, and continue to expand their use of Veeva products. The company’s outperformance was likely
driven by strong execution and growth, enhancing its position as a best-of-breed software company.
A top detractor from Fund performance was Cantel Medical,
which provides innovative infection-prevention products and
services. Cantel’s medical segment is the leading producer of endoscope-reprocessing systems, disinfectants, transportation and storage systems, as well as tracking software and supplies, all designed to reduce the challenges of proper cleaning. The dental segment produces a wide range of personal protective
equipment, water treatment systems, sterilizers, nitrous oxide delivery equipment and disposable products. The life-sciences segment produces water-purification equipment. Cantel is
differentiated by a focus on innovation in its niche markets to develop products that deliver superior outcomes. Acquisitions add mid-single digits to growth and enable Cantel to fill in critical gaps across its portfolio. The Cantel addressable market is about $7 billion and growing in the low-to-mid single digits, providing adequate room for long-term growth. Cantel recently acquired Hu-Friedy (a dental supply company) for $775 million.
This large acquisition weakened Cantel’s balance sheet. In

36 - Fund Commentary - October 31, 2020 - Nationwide Small Company Growth Fund
addition, Cantel has faced severe reduction in demand for dental and endoscope reprocessing products due to COVID-19. Most
endoscopy and dental procedures are elective procedures and
have been delayed. These issues contributed to the recent
underperformance.
Glaukos Corporation, which is a medical-device company
specializing in the treatment of glaucoma, also detracted from the Fund’s performance. The company’s flagship product,
the iStent, is designed to more effectively treat glaucoma, the second leading cause of blindness. Glaucoma develops from
improper drainage that causes a buildup of fluid at the front of the eye, increasing intraocular pressure (IOP) and damaging
the optic nerve. Glaucoma is primarily treated by topical drugs which have poor patient compliance as well as side effects.
The permanent iStent opens up the drainage canal, lowering
the IOP, while addressing the patient-compliance issue. We
believe the company will drive revenue growth by penetrating the glaucoma market with the iStent and bringing other pipeline products to market. Glaukos has a solid balance sheet with
$174 million in cash and no debt. The company is unprofitable, but we believe should reach profitability in the next 2-3 years.
The stock struggled, as a majority of Glaukos’s revenue is
from elective procedures, which are now subject to delay due to COVID-19. This will likely delay Glaukos’s clinical trials too, which could push out drivers of longer-term revenue growth.
Despite these headwinds, our long-term thesis remains intact.
PROS Holdings, which uses software embedded with artificial
intelligence and machine-learning algorithms to help customers optimize pricing for their products and services, also detracted from the Fund’s performance.
Over the past few months, COVID-19 has had an unprecedented
impact on airlines, hotels, and other travel and transportation companies. With roughly 45% of revenue coming from the
travel industry, PROS has seen several of its customers pause expansions and new purchases, although renewals remain
steady. While revenue from other verticals has been more
resilient, it has not been immune from coronavirus-related
slowdown in new business activity. As a result, PROS has
experienced a meaningful slowdown in revenue growth this
year, which has likely weighed on the company’s performance.
While the travel vertical is likely to see a long road to recovery,
PROS’ software remains critical to airline and other travel
customers. We see a large market opportunity in the B2B
space and expect growth to recover faster in this market.
During the past 12 months, the following five holdings were
added to the portfolio: Anaplan (PLAN), Datadog (DDOG),
OrthoPediatrics Corporation (KIDS), Tandem Diabetes Care
(TNDM) and Vericel (VCEL). One company, Endologix (ELGX),
was sold out of the portfolio.
The Fund did not hold derivatives during the period.
The Fund did not experience any liquidity events that had a
material impact on performance.
There were no industry impacts for LIBOR on the fund.
Subadviser: Brown Capital Management, LLC
Portfolio Managers: Daman C. Blakeney; Damien L. Davis,
CFA; Andrew J. Fones; Kempton M. Ingersol; Keith A. Lee; and
Chaitanya Yaramada, CFA
*High double-digit returns are unusual and cannot be sustained.
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The investment strategy of holding stocks for long time periods with an emphasis on particular industries or sectors may
subject the Fund to above-average short-term volatility. Growth funds may underperform other funds that use different investing styles. Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide Small Company Growth Fund - October 31, 2020 - Fund Commentary - 37
Asset Allocation
1
Common Stocks 97.3%
Repurchase Agreement
†
0.0%
Short-Term Investment
†
0.0%
Other assets in excess of liabilities 2.7%
100.0%
Top Industries
2
Software 48.3%
Health Care Equipment & Supplies 27.3%
Health Care Technology 7.5%
Machinery 4.9%
Electronic Equipment, Instruments & Components 4.7%
Biotechnology 2.8%
Life Sciences Tools & Services 1.9%
Chemicals 1.1%
Energy Equipment & Services 0.9%
Communications Equipment 0.4%
Other Industries
#
0.2%
100.0%
Top Holdings
2
Paycom Software, Inc. 4.7%
Cognex Corp. 4.7%
Quidel Corp. 4.7%
Tyler Technologies, Inc. 4.5%
Glaukos Corp. 4.5%
Q2 Holdings, Inc. 4.4%
iRhythm Technologies, Inc. 4.1%
ABIOMED, Inc. 4.1%
Veeva Systems, Inc., Class A 4.0%
ANSYS, Inc. 3.9%
Other Holdings
#
56.4%
100.0%
†
Amount rounds to less than 0.1%.
#
For purposes of listing top industries and top holdings, the repurchase agreement is included as part of
Other.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

38 - Fund Commentary - October 31, 2020 - Nationwide Small Company Growth Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
26.87% 17.24% 17.29% 1/3/2012
w/SC
2
19.58% 15.86% 16.50%
Institutional Service Class
3
27.10% 17.40% 17.48% 1/3/2012
Russell 2000® Growth
Index 13.37% 10.36% 12.53% 1/3/2012
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 1.32%
Institutional Service Class 1.19%
^
Current effective prospectus dated February 28, 2020. Please see the Fund’s most recent prospectus for details. Please refer to the
Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

Nationwide Small Company Growth Fund - October 31, 2020 - Fund Commentary - 39
Performance of a $50,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $50,000 invested in Institutional Service Class shares of the Nationwide Small Company Growth Fund from inception through 10/31/20 versus the Russell 2000
®
Growth Index for the same period. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

40 - Fund Commentary - October 31, 2020 - Nationwide WCM Focused Small Cap Fund
For the annual period ended October 31, 2020, the Nationwide
WCM Focused Small Cap Fund Class A returned -13.12%
versus -0.14% for its benchmark, the Russell 2000® Index.
For broader comparison, the return for the Fund’s closest
Morningstar® peer category, Small Blend (consisting of 658
investments as of October 31, 2020), was -6.46% for the same period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The bottom three detracting sectors to the portfolio were
Industrials, Health Care and Information Technology.
Within Healthcare, our underweighting and stock selection,
specifically Natus Medical (NTUS), hurt performance. Within
the Industrials and Information Technology sectors, our stock selection detracted from performance.
The bottom three detracting securities over that time period were SP Plus (SP), Jones Lang LaSalle (JLL) and KAR Auction
Services (KAR). The Fund continues to hold all three securities.
The severe spread between the growth and value spectrum
played a large part in the Fund’s underperformance during the past twelve months. Growth stocks rallied heavily during the pandemic, driven by some high-growth sectors in which we do
not invest. The Fund’s quality value style was unable to keep pace, similar to other managers with a value style tilt.
The pandemic hurt several businesses in the portfolio when
the stay-at-home orders were in place. The uncertainty
surrounding when lockdowns would be lifted caused stock
prices to tumble in several cases. In other, higher-growth areas, however, the opposite occurred. The pandemic was helpful
to businesses that helped people work / educate from home,
biotech firms searching for treatments or vaccines, and other health care-related companies. As these are areas typically
underrepresented in the Fund due to its quality value investing style, the Fund underperformed relative to the benchmark.
The top three contributing sectors to the portfolio from
November 1, 2019 to October 31, 2020 were Financials,
Energy and Utilities. Within Financials, stock selection was the primary contributor to performance. Our avoidance of the poor performing Energy and Utilities sectors positively impacted
performance as well.
The top three contributing securities over that time period were
Focus Financial Partners (FOCS), Virtus Investment Partners
(VRTS) and Emergent BioSolutions (EBS). The Fund continues
to hold all three securities.
The Fund did not invest in derivatives during the reporting
period.
The Fund did not experience any liquidity events that had a
material impact on Fund performance.
There were no industry impacts on the Fund from LIBOR.
Subadviser:
WCM Investment Management, LLC
Portfolio Manager:
Jonathon Detter, CFA; Anthony B. Glickhouse, CFA; and
Patrick McGee, CFA
The Fund is subject to the risks of investing in equity securities
(including small companies). Smaller companies involve
greater risk than larger, more-established companies because smaller companies 1) usually are less stable in price, 2) are less liquid 3) are more vulnerable to adverse business and
economic developments and 4) have more-limited resources.
The Fund may invest in more-aggressive investments such as
derivatives (many of which create investment leverage and are highly volatile) and foreign securities (which are volatile, harder to price and less liquid than U.S. securities). Because the Fund may hold large positions in a smaller number of securities,
an increase or decrease in the value of such securities may
have a greater impact on the Fund's value and total return.
Please refer to the most recent prospectus for a more detailed explanation of the Fund’s principal risks.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.

Nationwide WCM Focused Small Cap Fund - October 31, 2020 - Fund Commentary - 41
Asset Allocation
1
Common Stocks 92.8%
Other assets in e xcess of liabilities
§
7.2%
100.0%
Top Industries
2
Commercial Services & Supplies 17.9%
Capital Markets 11.7%
Electronic Equipment, Instruments & Components 7.8%
IT Services 5.2%
Real Estate Management & Development 4.9%
Semiconductors & Semiconductor Equipment 4.8%
Software 4.5%
Insurance 4.3%
Health Care Providers & Services 4.2%
Specialty Retail 3.7%
Other Industries 31.0%
100.0%
Top Holdings
2
Virtus Investment Partners, Inc. 6.0%
Focus Financial Partners, Inc., Class A 5.7%
Jones Lang LaSalle, Inc. 4.9%
CMC Materials, Inc. 4.8%
UniFirst Corp. 4.7%
ePlus, Inc. 4.6%
Manhattan Associates, Inc. 4.5%
Enstar Group Ltd. 4.3%
Addus HomeCare Corp. 4.2%
America's Car-Mart, Inc. 3.7%
Other Holdings 52.6%
100.0%
§
Please refer to the Statements of Assets and Liabilities for additional details.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

42 - Fund Commentary - October 31, 2020 - Nationwide WCM Focused Small Cap Fund
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A
1
w/o SC
2
(13.12)% 5.74% 9.59% 3/1/2007
w/SC
3
(18.13)% 4.49% 8.97%
Class C
1
w/o SC
2
(13.77)% 4.94% 8.84% 3/1/2007
w/SC
4
(14.77)% N/A N/A
Class R6
5,6
(12.83)% 6.11% 39.75% 9/18/2013
Institutional Service
Class
1,5,7
(12.88)% 6.01% 9.90% 3/1/2007
Russell 2000® Index (0.14)% 7.27% 9.64%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Gross
Expense
Ratio
^
Net
Expense
Ratio
^
Class A 1.50% 1.14%
Class C 2.26% 1.90%
Class R6 1.16% 0.80%
Institutional Service Class 1.27% 0.91%
N/A — Not Applicable.
^
Current effective prospectus dated February 28, 2020. The difference between gross and net operating expenses reflects contractual waivers in place through February 28, 2021 Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
2
These returns do not reflect the effects of SCs.
3
Effective September 16, 2013, a front-end sales charge of 5.75% was deducted. Prior to September 16, 2013, a front-end sales charge of 5.50% was deducted.
4
A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when you sell
Class C shares within the first year after purchase.
5
Not subject to any SCs.
6
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
7
Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

Nationwide WCM Focused Small Cap Fund - October 31, 2020 - Fund Commentary - 43
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide WCM Focused Small Cap Fund versus the
Russell 2000
®
Index over the 10-year period ended 10/31/20. Fund performance prior to the Fund’s inception on 9/16/13 is based on the performance of Class A shares of the Fund’s predecessor fund, the HighMark Small Cap Core Fund. Unlike the Fund, the performance for these unmanaged indexes does not reflect any fees, expenses, or sales charges. One cannot invest directly in a market index. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

44 - Shareholder Expense Example - October 31, 2020 - Equity Funds
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2020)
and continued to hold your shares at the end of the reporting period (October 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2020 through October 31, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an
assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending
account balance or expenses you paid for the period from May
1, 2020 through October 31, 2020. You may use this information to compare the ongoing costs of investing in the Class of the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide American Century Small Cap Income
Fund
Class A Shares
Actual
(a)
1,000.00 1,181.50 7.84 1.43
Hypothetical
(a)(b)
1,000.00 1,017.95 7.25 1.43
Class C Shares
Actual
(a)
1,000.00 1,175.90 12.14 2.22
Hypothetical
(a)(b)
1,000.00 1,013.98 11.24 2.22
Class R6 Shares
Actual
(a)
1,000.00 1,182.40 6.09 1.11
Hypothetical
(a)(b)
1,000.00 1,019.56 5.63 1.11
Institutional Service Class Shares
Actual
(a)
1,000.00 1,181.40 7.46 1.36
Hypothetical
(a)(b)
1,000.00 1,018.30 6.90 1.36

Equity Funds - October 31, 2020 - Shareholder Expense Example - 45
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Bailard Cognitive Value Fund
Class A Shares
Actual
(a)
1,000.00 1,139.40 7.64 1.42
Hypothetical
(a)(b)
1,000.00 1,018.00 7.20 1.42
Class C Shares
Actual
(a)
1,000.00 1,137.80 11.39 2.12
Hypothetical
(a)(b)
1,000.00 1,014.48 10.74 2.12
Class M Shares
Actual
(a)
1,000.00 1,143.90 5.77 1.07
Hypothetical
(a)(b)
1,000.00 1,019.76 5.43 1.07
Class R6 Shares
Actual
(a)
1,000.00 1,144.20 5.77 1.07
Hypothetical
(a)(b)
1,000.00 1,019.76 5.43 1.07
Institutional Service Class Shares
Actual
(a)
1,000.00 1,135.30 6.60 1.23
Hypothetical
(a)(b)
1,000.00 1,018.95 6.24 1.23
Nationwide Bailard Technology & Science Fund
Class A Shares
Actual
(a)
1,000.00 1,266.40 6.89 1.21
Hypothetical
(a)(b)
1,000.00 1,019.05 6.14 1.21
Class C Shares
Actual
(a)
1,000.00 1,262.30 11.15 1.96
Hypothetical
(a)(b)
1,000.00 1,015.28 9.93 1.96
Class M Shares
Actual
(a)
1,000.00 1,269.00 5.25 0.92
Hypothetical
(a)(b)
1,000.00 1,020.51 4.67 0.92
Class R6 Shares
Actual
(a)
1,000.00 1,268.40 5.25 0.92
Hypothetical
(a)(b)
1,000.00 1,020.51 4.67 0.92
Institutional Service Class Shares
Actual
(a)
1,000.00 1,268.10 5.93 1.04
Hypothetical
(a)(b)
1,000.00 1,019.91 5.28 1.04
Nationwide Diamond Hill Large Cap Concentrated
Fund
Class A Shares
Actual
(a)
1,000.00 1,113.10 6.06 1.14
Hypothetical
(a)(b)
1,000.00 1,019.41 5.79 1.14
Class C Shares
Actual
(a)
1,000.00 1,110.40 9.92 1.87
Hypothetical
(a)(b)
1,000.00 1,015.74 9.48 1.87
Class R6 Shares
Actual
(a)
1,000.00 1,116.40 4.15 0.78
Hypothetical
(a)(b)
1,000.00 1,021.22 3.96 0.78
Institutional Service Class Shares
Actual
(a)
1,000.00 1,113.00 5.42 1.02
Hypothetical
(a)(b)
1,000.00 1,020.01 5.18 1.02

46 - Shareholder Expense Example - October 31, 2020 - Equity Funds
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Fund
Class A Shares
Actual
(a)
1,000.00 1,149.30 4.70 0.87
Hypothetical
(a)(b)
1,000.00 1,020.76 4.42 0.87
Class C Shares
Actual
(a)
1,000.00 1,144.10 9.00 1.67
Hypothetical
(a)(b)
1,000.00 1,016.74 8.47 1.67
Class R Shares
Actual
(a)
1,000.00 1,146.10 7.17 1.33
Hypothetical
(a)(b)
1,000.00 1,018.45 6.75 1.33
Class R6 Shares
Actual
(a)
1,000.00 1,150.20 3.13 0.58
Hypothetical
(a)(b)
1,000.00 1,022.22 2.95 0.58
Institutional Service Class Shares
Actual
(a)
1,000.00 1,150.30 3.57 0.66
Hypothetical
(a)(b)
1,000.00 1,021.82 3.35 0.66
Nationwide Geneva Mid Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,185.90 6.48 1.18
Hypothetical
(a)(b)
1,000.00 1,019.20 5.99 1.18
Class C Shares
Actual
(a)
1,000.00 1,182.00 10.53 1.92
Hypothetical
(a)(b)
1,000.00 1,015.48 9.73 1.92
Class R6 Shares
Actual
(a)
1,000.00 1,187.90 4.56 0.83
Hypothetical
(a)(b)
1,000.00 1,020.96 4.22 0.83
Institutional Service Class Shares
Actual
(a)
1,000.00 1,187.30 5.39 0.98
Hypothetical
(a)(b)
1,000.00 1,020.21 4.98 0.98
Nationwide Loomis All Cap Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,184.20 7.36 1.34
Hypothetical
(a)(b)
1,000.00 1,018.40 6.80 1.34
Class R6 Shares
Actual
(a)
1,000.00 1,186.60 4.67 0.85
Hypothetical
(a)(b)
1,000.00 1,020.86 4.32 0.85
Eagle Class Shares
Actual
(a)
1,000.00 1,186.60 5.22 0.95
Hypothetical
(a)(b)
1,000.00 1,020.36 4.82 0.95
Institutional Service Class Shares
Actual
(a)
1,000.00 1,186.10 4.89 0.89
Hypothetical
(a)(b)
1,000.00 1,020.66 4.52 0.89

Equity Funds - October 31, 2020 - Shareholder Expense Example - 47
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
Nationwide Mellon Dynamic U.S. Core Fund
Class A Shares
Actual
(a)
1,000.00 1,107.60 4.29 0.81
Hypothetical
(a)(b)
1,000.00 1,021.06 4.12 0.81
Class C Shares
Actual
(a)
1,000.00 1,102.80 8.25 1.56
Hypothetical
(a)(b)
1,000.00 1,017.29 7.91 1.56
Class R Shares
Actual
(a)
1,000.00 1,104.90 5.98 1.13
Hypothetical
(a)(b)
1,000.00 1,019.46 5.74 1.13
Class R6 Shares
Actual
(a)
1,000.00 1,108.60 2.65 0.50
Hypothetical
(a)(b)
1,000.00 1,022.62 2.54 0.50
Eagle Class Shares
Actual
(a)
1,000.00 1,108.20 3.07 0.58
Hypothetical
(a)(b)
1,000.00 1,022.22 2.95 0.58
Institutional Service Class Shares
Actual
(a)
1,000.00 1,108.20 3.23 0.61
Hypothetical
(a)(b)
1,000.00 1,022.07 3.10 0.61
Nationwide Small Company Growth Fund
Class A Shares
Actual
(a)
1,000.00 1,238.60 7.99 1.42
Hypothetical
(a)(b)
1,000.00 1,018.00 7.20 1.42
Institutional Service Class Shares
Actual
(a)
1,000.00 1,239.90 6.70 1.19
Hypothetical
(a)(b)
1,000.00 1,019.15 6.04 1.19
Nationwide WCM Focused Small Cap Fund
Class A Shares
Actual
(a)
1,000.00 1,123.60 6.19 1.16
Hypothetical
(a)(b)
1,000.00 1,019.30 5.89 1.16
Class C Shares
Actual
(a)
1,000.00 1,119.80 10.23 1.92
Hypothetical
(a)(b)
1,000.00 1,015.48 9.73 1.92
Class R6 Shares
Actual
(a)
1,000.00 1,125.70 4.27 0.80
Hypothetical
(a)(b)
1,000.00 1,021.11 4.06 0.80
Institutional Service Class Shares
Actual
(a)
1,000.00 1,124.90 4.81 0.90
Hypothetical
(a)(b)
1,000.00 1,020.61 4.57 0.90
(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2020 through
October 31, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(b) Represents the hypothetical 5% return before expenses.

48 - Statement of Investments - October 31, 2020 - Nationwide American Century Small Cap Income Fund
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 1.0%
AAR Corp. 3,009 58,555
Astronics Corp.* 1,509 9,658
Astronics Corp., Class B* 176 1,073
CPI Aerostructures, Inc.* 1,172 2,672
Cubic Corp. 1,258 74,360
Curtiss-Wright Corp. 1,153 97,267
Ducommun, Inc.* 1,570 51,653
Kaman Corp. 1,293 51,280
Moog, Inc., Class A 1,058 66,009
National Presto Industries, Inc. 465 38,637
Park Aerospace Corp. 1,447 15,324
SIFCO Industries, Inc.* 425 1,509
Textron, Inc. 6,064 217,091
Vectrus, Inc.* 1,209 47,780
732,868
Air Freight & Logistics 0.7%
Air Transport Services Group,
Inc.* 900 25,236
Atlas Air Worldwide Holdings,
Inc.* 2,675 158,253
Echo Global Logistics, Inc.* 2,911 78,510
Forward Air Corp. 730 45,968
Hub Group, Inc., Class A* 1,565 78,454
Radiant Logistics, Inc.* 3,110 15,985
XPO Logistics, Inc.* 740 66,600
469,006
Airlines 1.1%
Alaska Air Group, Inc. 5,739 217,451
Allegiant Travel Co. 314 42,315
Copa Holdings SA, Class A 934 46,027
Hawaiian Holdings, Inc. 3,303 45,747
JetBlue Airways Corp.* 18,819 225,263
Mesa Air Group, Inc.* 2,300 7,268
SkyWest, Inc. 2,727 79,165
Spirit Airlines, Inc.* 5,153 90,538
753,774
Auto Components 2.3%
Adient plc* 4,572 97,018
American Axle &
Manufacturing Holdings,
Inc.* 9,149 61,481
Autoliv, Inc. 261 19,784
BorgWarner, Inc. 18,510 647,480
Cooper Tire & Rubber Co. 2,393 82,295
Cooper-Standard Holdings,
Inc.* 1,546 24,257
Dana, Inc. 11,715 163,893
Gentherm, Inc.* 829 38,374
Goodyear Tire & Rubber Co.
(The) 17,054 141,207
LCI Industries 347 38,052
Lear Corp. 1,110 134,099
Modine Manufacturing Co.* 6,171 39,494
Motorcar Parts of America,
Inc.* 2,809 41,377
Standard Motor Products, Inc. 1,476 67,601
Stoneridge, Inc.* 1,794 40,957
Strattec Security Corp. 442 12,836
Common Stocks
Shares Value ($)
Auto Components
Tenneco, Inc., Class A* 200 1,724
1,651,929
Automobiles 0.2%
Harley-Davidson, Inc. 2,991 98,344
Winnebago Industries, Inc. 902 42,349
140,693
Banks 16.4%
1st Source Corp. 1,726 57,804
Allegiance Bancshares, Inc. 1,532 43,356
Altabancorp 949 20,660
American National
Bankshares, Inc. 1,014 23,119
Ameris Bancorp 5,034 147,496
AmeriServ Financial, Inc. 1,800 4,968
Associated Banc-Corp. 14,807 202,708
Atlantic Capital Bancshares,
Inc.* 1,998 27,732
Atlantic Union Bankshares
Corp. 3,737 94,509
Banc of California, Inc. 5,698 68,376
Bancorp, Inc. (The)* 6,834 65,606
BancorpSouth Bank 2,369 55,458
Bank of Commerce Holdings 1,636 13,104
Bank of Marin Bancorp 1,081 32,581
Bank OZK 8,887 220,220
BankFinancial Corp. 2,748 20,198
BankUnited, Inc. 7,101 179,300
Banner Corp. 3,517 129,672
Bar Harbor Bankshares 1,353 27,628
BayCom Corp.* 825 9,157
BCB Bancorp, Inc. 754 6,854
Berkshire Hills Bancorp, Inc. 5,726 74,610
BOK Financial Corp. 1,903 111,782
Boston Private Financial
Holdings, Inc. 7,771 48,025
Bridge Bancorp, Inc. 1,513 29,564
Brookline Bancorp, Inc. 4,203 40,265
Bryn Mawr Bank Corp. 1,690 45,393
Byline Bancorp, Inc. 1,452 19,079
C&F Financial Corp. 391 12,180
Cadence Bancorp 6,095 68,386
Camden National Corp. 1,576 50,385
Capital City Bank Group, Inc. 2,442 52,039
Capstar Financial Holdings,
Inc. 1,268 13,175
Cathay General Bancorp 857 20,165
Central Pacific Financial Corp. 1,061 14,610
Central Valley Community
Bancorp 600 7,740
Century Bancorp, Inc., Class A 429 30,704
CIT Group, Inc. 8,275 243,699
Citizens & Northern Corp. 1,281 21,700
Civista Bancshares, Inc. 1,335 19,037
CNB Financial Corp. 1,186 21,514
Columbia Banking System,
Inc. 4,820 136,936
Comerica, Inc. 5,855 266,461
Community Bankers Trust
Corp. 300 1,638

Nationwide American Century Small Cap Income Fund - October 31, 2020 - Statement of Investments - 49
Common Stocks
Shares Value ($)
Banks
Community Trust Bancorp, Inc. 1,466 46,648
ConnectOne Bancorp, Inc. 4,207 64,914
Customers Bancorp, Inc.* 3,980 55,004
Dime Community Bancshares,
Inc. 2,552 32,283
Eagle Bancorp, Inc. 2,631 78,720
Enterprise Bancorp, Inc. 843 19,060
Enterprise Financial Services
Corp. 1,141 33,215
Equity Bancshares, Inc., Class
A* 1,841 33,838
Farmers National Banc Corp. 2,578 30,034
FB Financial Corp. 2,115 62,392
Financial Institutions, Inc. 2,157 38,244
First Bancorp, Inc. (The) 1,541 35,643
First Bancorp/NC 1,589 38,279
First Bancorp/PR 13,455 87,323
First Bancshares, Inc. (The) 2,315 55,190
First Bank 980 7,340
First Busey Corp. 3,934 70,773
First Business Financial
Services, Inc. 1,233 21,146
First Commonwealth Financial
Corp. 5,097 43,936
First Community Bankshares,
Inc. 1,996 37,884
First Financial Bancorp 5,312 75,962
First Financial Corp. 1,346 46,733
First Financial Northwest, Inc. 1,754 17,382
First Foundation, Inc. 4,149 61,696
First Horizon National Corp. 34,637 360,571
First Internet Bancorp 1,300 27,976
First Interstate BancSystem,
Inc., Class A 1,398 49,349
First Merchants Corp. 2,284 59,635
First Mid Bancshares, Inc. 1,748 48,524
First Midwest Bancorp, Inc. 5,335 66,954
First Northwest Bancorp 900 10,575
First of Long Island Corp.
(The) 1,976 30,490
Flushing Financial Corp. 3,037 38,843
FNB Corp. 22,726 171,809
Fulton Financial Corp. 7,599 83,513
German American Bancorp,
Inc. 1,805 54,457
Great Southern Bancorp, Inc. 1,663 68,100
Great Western Bancorp, Inc. 4,505 58,520
Hancock Whitney Corp. 4,848 110,874
Hanmi Financial Corp. 3,592 32,292
HarborOne Bancorp, Inc. 4,218 39,649
Heartland Financial USA, Inc. 2,755 90,750
Heritage Commerce Corp. 5,520 40,020
Heritage Financial Corp. 3,400 71,264
Hilltop Holdings, Inc. 13,855 316,033
Home BancShares, Inc. 2,610 43,326
HomeTrust Bancshares, Inc. 1,832 29,257
Hope Bancorp, Inc. 9,959 80,369
Horizon Bancorp, Inc. 5,529 68,560
Independent Bank Corp. 2,402 67,063
Independent Bank Group, Inc. 2,675 137,976
Common Stocks
Shares Value ($)
Banks
International Bancshares Corp. 3,387 93,752
Investors Bancorp, Inc. 20,118 170,198
Lakeland Bancorp, Inc. 4,948 55,071
LCNB Corp. 700 9,632
Live Oak Bancshares, Inc. 4,218 157,247
Macatawa Bank Corp. 3,062 22,016
Malvern Bancorp, Inc.* 490 6,110
Mercantile Bank Corp. 1,474 32,222
Metropolitan Bank Holding
Corp.* 251 7,517
Midland States Bancorp, Inc. 2,112 31,469
MidWestOne Financial Group,
Inc. 2,203 44,390
MVB Financial Corp. 189 3,015
National Bank Holdings Corp.,
Class A 1,732 52,220
NBT Bancorp, Inc. 1,917 52,487
Nicolet Bankshares, Inc.* 349 21,533
Northeast Bank 528 10,132
Northrim Bancorp, Inc. 746 21,306
OceanFirst Financial Corp. 3,791 56,751
OFG Bancorp 4,119 59,272
Ohio Valley Banc Corp. 475 10,170
Old National Bancorp(a) 9,116 127,442
Old Second Bancorp, Inc. 1,364 11,662
Pacific Premier Bancorp, Inc. 7,385 188,317
PacWest Bancorp 9,669 186,032
Park National Corp. 305 27,953
Peapack-Gladstone Financial
Corp. 1,953 32,967
Penns Woods Bancorp, Inc. 514 10,619
Peoples Bancorp of North
Carolina, Inc. 709 12,259
Peoples Bancorp, Inc. 2,467 55,754
People's United Financial, Inc. 18,219 194,397
Pinnacle Financial Partners,
Inc. 5,104 233,712
Popular, Inc. 4,622 195,048
Preferred Bank 199 6,732
Premier Financial Bancorp,
Inc. 1,453 18,162
Prosperity Bancshares, Inc. 3,013 166,046
QCR Holdings, Inc. 1,103 34,226
RBB Bancorp 2,073 26,472
Renasant Corp. 5,921 168,808
Republic Bancorp, Inc., Class
A 1,400 46,662
Republic First Bancorp, Inc.* 2,486 5,544
S&T Bancorp, Inc. 2,595 51,355
Sandy Spring Bancorp, Inc. 2,620 66,417
Seacoast Banking Corp. of
Florida* 1,504 32,306
Shore Bancshares, Inc. 1,088 11,772
Sierra Bancorp 1,940 38,490
Simmons First National Corp.,
Class A 7,740 131,503
SmartFinancial, Inc. 1,179 17,614
South State Corp. 1,438 88,293
Southern First Bancshares,
Inc.* 254 6,817

50 - Statement of Investments - October 31, 2020 - Nationwide American Century Small Cap Income Fund
Common Stocks
Shares Value ($)
Banks
Southern National Bancorp of
Virginia, Inc. 3,175 30,671
Southside Bancshares, Inc. 1,378 37,151
Spirit of Texas Bancshares,
Inc. 745 9,469
Sterling Bancorp 9,300 124,434
Synovus Financial Corp. 4,063 105,638
TCF Financial Corp. 5,435 147,886
Texas Capital Bancshares,
Inc.* 3,052 137,340
Towne Bank 4,760 86,537
TriCo Bancshares 2,016 58,323
TriState Capital Holdings, Inc.* 2,801 35,265
Triumph Bancorp, Inc.* 1,442 60,751
Trustmark Corp. 6,033 141,112
UMB Financial Corp. 316 19,235
Umpqua Holdings Corp. 10,533 132,294
United Bankshares, Inc. 13,745 360,531
United Community Banks, Inc. 3,026 63,364
United Security Bancshares 303 1,885
Univest Financial Corp. 3,230 51,228
Valley National Bancorp 26,562 202,934
Veritex Holdings, Inc. 867 17,106
Washington Trust Bancorp,
Inc. 971 32,791
WesBanco, Inc. 5,388 130,875
Wintrust Financial Corp. 2,927 144,096
Zions Bancorp NA 10,675 344,482
11,735,270
Biotechnology 0.4%
Anika Therapeutics, Inc.* 1,719 56,074
Chimerix, Inc.* 3,912 10,445
GlycoMimetics, Inc.* 2,196 6,149
Jounce Therapeutics, Inc.* 2,373 19,743
Myriad Genetics, Inc.* 6,047 75,164
PDL BioPharma, Inc.* 16,214 34,860
United Therapeutics Corp.* 337 45,236
Vanda Pharmaceuticals, Inc.* 3,613 38,623
286,294
Building Products 1.4%
American Woodmark Corp.* 1,343 110,945
Apogee Enterprises, Inc. 2,922 69,807
Armstrong Flooring, Inc.* 2,969 8,788
Builders FirstSource, Inc.* 2,774 84,052
Gibraltar Industries, Inc.* 1,861 106,914
Griffon Corp. 2,743 58,810
Insteel Industries, Inc. 1,585 34,490
JELD-WEN Holding, Inc.* 5,566 117,053
Masonite International Corp.* 339 29,832
Patrick Industries, Inc. 449 25,032
PGT Innovations, Inc.* 3,432 56,902
Quanex Building Products
Corp. 3,563 64,847
Resideo Technologies, Inc.* 6,721 67,748
UFP Industries, Inc. 3,045 151,976
987,196
Capital Markets 1.5%
Blucora, Inc.* 8,815 87,709
Common Stocks
Shares Value ($)
Capital Markets
Cowen, Inc., Class A 3,305 70,925
Donnelley Financial Solutions,
Inc.* 3,900 49,257
Invesco Ltd. 27,407 359,306
Janus Henderson Group plc 4,725 114,818
Oppenheimer Holdings, Inc.,
Class A 1,662 41,650
Owl Rock Capital Corp. 879 10,003
Stifel Financial Corp. 2,877 168,189
StoneX Group, Inc.* 1,162 61,563
Virtus Investment Partners,
Inc. 606 96,687
Waddell & Reed Financial,
Inc., Class A 1,919 29,457
1,089,564
Chemicals 3.4%
AdvanSix, Inc.* 3,445 52,433
AgroFresh Solutions, Inc.* 3,582 7,379
American Vanguard Corp. 3,435 44,380
Ashland Global Holdings, Inc. 1,185 82,677
Avient Corp. 1,085 33,711
Cabot Corp. 1,251 47,551
CF Industries Holdings, Inc. 7,358 203,154
Core Molding Technologies,
Inc.* 1,940 14,919
Element Solutions, Inc.* 16,672 195,396
FutureFuel Corp. 4,490 53,386
Hawkins, Inc. 1,132 52,876
HB Fuller Co. 2,978 134,754
Huntsman Corp. 7,113 172,775
Innospec, Inc. 1,558 103,046
Intrepid Potash, Inc.* 449 4,481
Kraton Corp.* 2,199 62,232
Kronos Worldwide, Inc. 5,223 69,570
Livent Corp.* 2,541 27,316
Minerals Technologies, Inc. 3,638 198,962
Olin Corp. 10,710 177,250
PQ Group Holdings, Inc.* 7,368 85,174
Sensient Technologies Corp. 511 33,435
Stepan Co. 765 89,077
Trecora Resources* 2,122 12,562
Tredegar Corp. 2,024 29,510
Trinseo SA 301 9,578
Tronox Holdings plc, Class A 9,307 90,929
Westlake Chemical Corp. 5,606 379,078
2,467,591
Commercial Services & Supplies 1.7%
ABM Industries, Inc. 6,657 231,131
ACCO Brands Corp. 7,788 41,043
Acme United Corp. 200 5,640
ADT, Inc. 17,398 114,653
AMREP Corp.* 216 1,406
BrightView Holdings, Inc.* 6,585 80,534
CECO Environmental Corp.* 5,773 40,873
Civeo Corp.* 13,762 9,841
Clean Harbors, Inc.* 1,754 92,909
Ennis, Inc. 2,261 34,458
Heritage-Crystal Clean, Inc.* 1,827 30,109
Herman Miller, Inc. 2,270 69,167

Nationwide American Century Small Cap Income Fund - October 31, 2020 - Statement of Investments - 51
Common Stocks
Shares Value ($)
Commercial Services & Supplies
HNI Corp. 665 21,646
Interface, Inc. 4,720 28,933
KAR Auction Services, Inc. 3,302 48,077
Knoll, Inc. 1,460 16,732
Matthews International Corp.,
Class A 3,406 74,353
McGrath RentCorp 1,204 68,724
NL Industries, Inc. 2,541 10,520
PICO Holdings, Inc.* 3,792 31,360
Quad/Graphics, Inc. 5,525 12,542
Steelcase, Inc., Class A 4,831 50,436
Team, Inc.* 3,343 17,918
UniFirst Corp. 249 40,789
Viad Corp. 1,342 26,840
Virco Mfg. Corp.* 1,500 2,940
VSE Corp. 1,400 40,544
1,244,118
Communications Equipment 0.8%
Aviat Networks, Inc.* 639 11,828
BK Technologies Corp. 2,881 8,557
Communications Systems, Inc. 2,369 9,405
Comtech Telecommunications
Corp. 3,156 45,446
Digi International, Inc.* 3,964 58,390
EchoStar Corp., Class A* 2,605 60,332
EMCORE Corp.* 3,875 12,633
Harmonic, Inc.* 5,582 33,157
InterDigital, Inc. 1,678 93,934
KVH Industries, Inc.* 2,877 25,001
NETGEAR, Inc.* 2,165 66,725
NetScout Systems, Inc.* 3,895 79,925
Network-1 Technologies, Inc. 3,171 9,164
Optical Cable Corp.* 300 801
PCTEL, Inc.* 1,200 6,120
Ribbon Communications, Inc.* 8,118 34,989
TESSCO Technologies, Inc. 1,310 7,991
564,398
Construction & Engineering 2.4%
Aegion Corp.* 2,701 38,111
Arcosa, Inc. 4,507 208,088
Comfort Systems USA, Inc. 2,170 99,386
Dycom Industries, Inc.* 1,961 127,347
EMCOR Group, Inc. 1,141 77,805
Goldfield Corp. (The)* 6,069 28,099
Granite Construction, Inc. 3,799 73,359
Great Lakes Dredge & Dock
Corp.* 4,808 49,667
IES Holdings, Inc.* 673 21,482
MasTec, Inc.* 3,534 175,428
MYR Group, Inc.* 1,996 85,329
Northwest Pipe Co.* 1,450 38,860
Orion Group Holdings, Inc.* 7,050 22,983
Primoris Services Corp. 3,357 63,347
Quanta Services, Inc. 5,723 357,287
Valmont Industries, Inc. 573 81,337
WillScot Mobile Mini Holdings
Corp.* 8,458 157,150
1,705,065
Common Stocks
Shares Value ($)
Construction Materials 0.3%
Summit Materials, Inc., Class
A* 8,357 147,835
United States Lime & Minerals,
Inc. 750 69,525
US Concrete, Inc.* 797 27,066
244,426
Consumer Finance 2.0%
Ally Financial, Inc. 20,283 541,150
Consumer Portfolio Services,
Inc.* 1,523 5,711
Elevate Credit, Inc.* 2,235 5,632
Encore Capital Group, Inc.* 2,004 63,988
Enova International, Inc.* 100 1,535
EZCORP, Inc., Class A* 7,524 33,557
LendingClub Corp.* 1,765 8,243
Navient Corp. 11,910 95,399
Nelnet, Inc., Class A 2,604 158,948
OneMain Holdings, Inc. 6,348 221,482
PRA Group, Inc.* 964 32,901
Regional Management Corp.* 1,533 31,151
Santander Consumer USA
Holdings, Inc. 9,788 199,088
1,398,785
Containers & Packaging 0.5%
Graphic Packaging Holding
Co. 10,430 138,615
Greif, Inc., Class A 1,337 54,269
Greif, Inc., Class B 626 27,074
Sonoco Products Co. 2,426 118,607
UFP Technologies, Inc.* 723 26,794
365,359
Distributors 0.1%
Core-Mark Holding Co., Inc. 3,117 85,250
Weyco Group, Inc. 1,396 22,113
107,363
Diversified Consumer Services 0.7%
Adtalem Global Education,
Inc.* 2,937 68,843
American Public Education,
Inc.* 1,395 39,437
Carriage Services, Inc. 2,154 55,595
Graham Holdings Co., Class B 397 150,995
K12, Inc.* 2,643 63,088
Laureate Education, Inc.,
Class A* 3,922 50,986
Perdoceo Education Corp.* 2,770 31,273
Universal Technical Institute,
Inc.* 3,600 16,524
Zovio, Inc.* 1,950 7,040
483,781
Diversified Financial Services 0.5%
Marlin Business Services
Corp. 1,601 11,687
Voya Financial, Inc. 6,895 330,478
342,165
Diversified Telecommunication Services 0.5%
ATN International, Inc. 1,005 44,923

52 - Statement of Investments - October 31, 2020 - Nationwide American Century Small Cap Income Fund
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Cincinnati Bell, Inc.* 1,048 15,772
Consolidated Communications
Holdings, Inc.* 6,728 31,420
Iridium Communications, Inc.* 3,572 94,337
Liberty Latin America Ltd.,
Class A* 4,524 44,335
Liberty Latin America Ltd.,
Class C* 13,937 135,468
ORBCOMM, Inc.* 4,821 20,730
386,985
Electrical Equipment 1.1%
AZZ, Inc. 2,362 79,339
Broadwind, Inc.* 2,432 9,047
Encore Wire Corp. 980 45,286
EnerSys 941 67,375
LSI Industries, Inc. 4,939 33,783
nVent Electric plc 3,126 56,424
Powell Industries, Inc. 1,555 36,745
Preformed Line Products Co. 824 45,345
Regal Beloit Corp. 657 64,813
Sensata Technologies Holding
plc* 6,320 276,247
Thermon Group Holdings, Inc.* 3,576 36,082
Ultralife Corp.* 3,374 17,410
767,896
Electronic Equipment, Instruments & Components 4.0%
Arlo Technologies, Inc.* 9,221 41,126
Arrow Electronics, Inc.* 7,164 558,004
Avnet, Inc. 9,790 241,519
Bel Fuse, Inc., Class B 2,229 26,102
Benchmark Electronics, Inc. 2,050 42,702
CTS Corp. 2,480 68,547
Daktronics, Inc. 6,564 25,600
ePlus, Inc.* 963 65,012
Fabrinet* 1,468 88,109
Flex Ltd.* 24,517 346,916
Frequency Electronics, Inc.* 800 7,312
Insight Enterprises, Inc.* 1,464 78,104
Jabil, Inc. 1,499 49,677
Key Tronic Corp.* 2,680 20,475
Kimball Electronics, Inc.* 3,362 40,747
Knowles Corp.* 4,684 66,747
Methode Electronics, Inc. 2,170 66,771
MTS Systems Corp. 1,181 28,675
OSI Systems, Inc.* 682 52,623
PC Connection, Inc. 2,443 111,279
Plexus Corp.* 1,415 98,399
RF Industries Ltd. 443 1,896
Richardson Electronics Ltd. 2,700 11,394
Rogers Corp.* 582 70,550
Sanmina Corp.* 3,671 89,719
ScanSource, Inc.* 1,974 39,677
SYNNEX Corp. 2,673 351,874
TTM Technologies, Inc.* 4,689 55,658
Vishay Intertechnology, Inc. 7,078 114,805
Vishay Precision Group, Inc.* 1,428 34,115
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Wayside Technology Group,
Inc. 200 4,424
2,898,558
Energy Equipment & Services 1.1%
Archrock, Inc. 15,431 91,506
Bristow Group, Inc.* 1,385 28,780
ChampionX Corp.* 5,612 48,993
Dril-Quip, Inc.* 2,401 62,186
Exterran Corp.* 3,920 16,582
Geospace Technologies Corp.* 1,817 9,321
Gulf Island Fabrication, Inc.* 3,273 10,670
Helix Energy Solutions Group,
Inc.* 14,933 37,034
Helmerich & Payne, Inc. 5,619 83,554
Independence Contract
Drilling, Inc.* 435 1,011
Liberty Oilfield Services, Inc.,
Class A 2,400 16,032
Matrix Service Co.* 2,448 18,605
Nabors Industries Ltd. 567 16,114
Natural Gas Services Group,
Inc.* 2,509 21,828
NexTier Oilfield Solutions, Inc.* 15,641 29,561
Oceaneering International,
Inc.* 7,289 29,739
Oil States International, Inc.* 4,635 11,541
Patterson-UTI Energy, Inc. 15,129 38,730
ProPetro Holding Corp.* 6,740 26,623
RPC, Inc.* 5,800 13,804
SEACOR Holdings, Inc.* 2,320 71,062
Select Energy Services, Inc.,
Class A* 7,447 22,490
Solaris Oilfield Infrastructure,
Inc., Class A 2,300 13,639
TechnipFMC plc 8,281 45,794
Tidewater, Inc.* 3,724 21,823
US Silica Holdings, Inc. 6,029 16,399
803,421
Entertainment 0.3%
Cinemark Holdings, Inc. 532 4,357
IMAX Corp.* 3,077 35,478
Liberty Media Corp.-Liberty
Braves, Class C* 578 11,832
Lions Gate Entertainment
Corp., Class A* 7,757 51,972
Lions Gate Entertainment
Corp., Class B* 14,901 93,429
Marcus Corp. (The) 1,682 12,329
Reading International, Inc.,
Class A* 3,433 8,033
217,430
Food & Staples Retailing 1.2%
Andersons, Inc. (The) 3,088 66,979
Chefs' Warehouse, Inc. (The)* 641 8,666
Ingles Markets, Inc., Class A 854 30,625
Natural Grocers by Vitamin
Cottage, Inc. 2,516 26,770
Performance Food Group Co.* 2,981 100,191

Nationwide American Century Small Cap Income Fund - October 31, 2020 - Statement of Investments - 53
Common Stocks
Shares Value ($)
Food & Staples Retailing
PriceSmart, Inc. 1,350 93,150
Rite Aid Corp.* 3,420 31,259
SpartanNash Co. 2,198 40,465
United Natural Foods, Inc.* 5,621 81,898
US Foods Holding Corp.* 10,748 224,633
Village Super Market, Inc.,
Class A 1,765 39,977
Weis Markets, Inc. 1,946 88,368
832,981
Food Products 2.5%
Alico, Inc. 847 24,461
Bunge Ltd. 4,598 260,845
Cal-Maine Foods, Inc.* 330 12,655
Darling Ingredients, Inc.* 8,528 366,704
Farmer Bros Co.* 775 2,689
Fresh Del Monte Produce, Inc. 2,502 53,868
Hostess Brands, Inc.* 9,222 116,566
Ingredion, Inc. 3,403 241,239
Pilgrim's Pride Corp.* 1,938 32,442
Post Holdings, Inc.* 3,704 318,174
Sanderson Farms, Inc. 479 61,298
Sanderson Farms, Inc.*^∞ 200 0
Seaboard Corp. 45 155,025
Seneca Foods Corp., Class A* 1,146 42,230
Simply Good Foods Co. (The)* 3,775 70,970
TreeHouse Foods, Inc.* 216 8,389
1,767,555
Health Care Equipment & Supplies 0.6%
AngioDynamics, Inc.* 4,840 50,045
Avanos Medical, Inc.* 3,131 110,681
Envista Holdings Corp.* 1,800 47,556
FONAR Corp.* 951 18,678
Integer Holdings Corp.* 1,365 79,784
Invacare Corp. 5,401 43,802
Kewaunee Scientific Corp.* 92 759
LENSAR, Inc.* 1,230 12,005
OraSure Technologies, Inc.* 1,405 20,991
Surgalign Holdings, Inc.* 12,630 21,976
Varex Imaging Corp.* 2,403 32,200
438,477
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.* 6,053 215,789
Brookdale Senior Living, Inc.* 14,257 41,916
Covetrus, Inc.* 15,100 372,819
Digirad Corp.* 403 1,015
Five Star Senior Living, Inc.* 1,196 5,466
Magellan Health, Inc.* 3,617 261,401
MedCath Corp.*^∞ 2,115 0
National HealthCare Corp. 1,147 72,605
Owens & Minor, Inc. 4,862 122,133
Patterson Cos., Inc. 4,674 116,266
Premier, Inc., Class A 2,337 76,490
Providence Service Corp.
(The)* 529 62,184
Select Medical Holdings Corp.* 6,879 144,321
Triple-S Management Corp.,
Class B* 2,880 53,338
1,545,743
Common Stocks
Shares Value ($)
Health Care Technology 0.4%
Allscripts Healthcare Solutions,
Inc.* 10,863 109,499
Computer Programs &
Systems, Inc. 782 21,810
Evolent Health, Inc., Class A* 7,852 78,049
HealthStream, Inc.* 2,023 37,021
NextGen Healthcare, Inc.* 694 9,438
255,817
Hotels, Restaurants & Leisure 1.1%
Aramark 919 25,493
Ark Restaurants Corp. 318 3,180
Biglari Holdings, Inc., Class A* 17 7,430
Biglari Holdings, Inc., Class B* 394 33,005
BJ's Restaurants, Inc. 1,130 31,877
Carrols Restaurant Group,
Inc.* 3,065 17,930
Chuy's Holdings, Inc.* 1,775 37,257
Dover Motorsports, Inc. 1,000 1,520
El Pollo Loco Holdings, Inc.* 3,513 49,604
Extended Stay America, Inc. 11,108 126,076
International Game
Technology plc 9,079 74,539
J Alexander's Holdings, Inc.* 2,426 13,489
Luby's, Inc.* 1,181 3,177
Marriott Vacations Worldwide
Corp. 2,785 269,031
Monarch Casino & Resort,
Inc.* 505 21,912
Norwegian Cruise Line
Holdings Ltd.* 3,322 55,245
Playa Hotels & Resorts NV* 9,907 38,340
Red Robin Gourmet Burgers,
Inc.* 1,310 15,772
824,877
Household Durables 3.9%
Bassett Furniture Industries,
Inc. 1,614 23,823
Cavco Industries, Inc.* 331 56,978
Century Communities, Inc.* 3,066 119,083
Ethan Allen Interiors, Inc. 2,716 43,592
Flexsteel Industries, Inc. 964 26,944
Green Brick Partners, Inc.* 4,524 80,934
Hooker Furniture Corp. 1,721 47,327
KB Home 4,345 140,126
La-Z-Boy, Inc. 2,174 74,416
LGI Homes, Inc.* 581 62,097
Lifetime Brands, Inc. 3,756 37,748
M/I Homes, Inc.* 5,099 208,651
MDC Holdings, Inc. 2,558 111,324
Meritage Homes Corp.* 7,800 679,302
Mohawk Industries, Inc.* 3,030 312,666
New Home Co., Inc. (The)* 2,958 15,027
Orleans Homebuilders, Inc.*^∞ 1,500 0
Taylor Morrison Home Corp.* 5,403 116,705
Toll Brothers, Inc. 6,988 295,453
TopBuild Corp.* 609 93,305
TRI Pointe Group, Inc.* 8,346 137,125
Universal Electronics, Inc.* 919 34,058
VOXX International Corp.* 3,361 38,080

54 - Statement of Investments - October 31, 2020 - Nationwide American Century Small Cap Income Fund
Common Stocks
Shares Value ($)
Household Durables
ZAGG, Inc.* 2,669 7,607
2,762,371
Household Products 0.3%
Central Garden & Pet Co.* 1,218 47,453
Central Garden & Pet Co.,
Class A* 2,225 78,743
Oil-Dri Corp. of America 461 15,748
Spectrum Brands Holdings,
Inc. 951 54,083
196,027
Independent Power and Renewable Electricity Producers
0.1%
Brookfield Renewable Corp. 1,190 79,456
Industrial Conglomerates 0.4%
Carlisle Cos., Inc. 2,358 292,085
Insurance 5.3%
Ambac Financial Group, Inc.* 3,099 38,056
American Equity Investment
Life Holding Co. 8,996 223,281
American National Group, Inc. 2,305 158,584
Argo Group International
Holdings Ltd. 1,823 65,045
Assured Guaranty Ltd. 5,265 134,415
Athene Holding Ltd., Class A* 9,660 309,893
Axis Capital Holdings Ltd. 3,612 154,196
CNO Financial Group, Inc. 26,729 474,440
Donegal Group, Inc., Class A 3,402 49,363
Employers Holdings, Inc. 2,348 75,159
Enstar Group Ltd.* 300 51,561
FBL Financial Group, Inc.,
Class A 2,094 104,051
FedNat Holding Co. 2,849 14,615
Genworth Financial, Inc.,
Class A* 16,392 64,420
Global Indemnity Group LLC,
Class A 1,652 40,490
Greenlight Capital Re Ltd.,
Class A* 3,732 25,191
Hallmark Financial Services,
Inc.* 2,825 7,656
Heritage Insurance Holdings,
Inc. 2,811 26,536
Horace Mann Educators Corp. 2,725 92,405
Independence Holding Co. 1,156 43,720
Investors Title Co. 230 30,710
Kingstone Cos., Inc. 739 4,301
Lincoln National Corp. 7,106 249,421
MBIA, Inc.* 5,567 31,788
National General Holdings
Corp. 8,612 292,550
National Western Life Group,
Inc., Class A 367 62,254
Old Republic International
Corp. 3,336 54,310
ProAssurance Corp. 2,221 34,270
Protective Insurance Corp.,
Class B 1,193 15,688
Common Stocks
Shares Value ($)
Insurance
Reinsurance Group of
America, Inc. 2,805 283,361
Safety Insurance Group, Inc. 255 17,850
State Auto Financial Corp. 2,907 35,872
Stewart Information Services
Corp. 1,899 80,499
Third Point Reinsurance Ltd.* 9,769 76,003
United Fire Group, Inc. 2,058 42,271
United Insurance Holdings
Corp. 6,043 26,529
Unum Group 10,038 177,271
White Mountains Insurance
Group Ltd. 156 141,699
3,809,724
Interactive Media & Services 0.2%
Cars.com, Inc.* 7,716 57,021
DHI Group, Inc.* 6,813 11,514
QuinStreet, Inc.* 2,032 32,522
TrueCar, Inc.* 8,555 37,300
Yelp, Inc.* 1,239 24,371
162,728
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc.,
Class A* 2,576 51,082
Lands' End, Inc.* 2,455 39,403
Qurate Retail, Inc., Series A 30,140 204,048
294,533
IT Services 1.1%
CACI International, Inc., Class
A* 744 155,146
Cass Information Systems,
Inc. 556 21,806
Computer Task Group, Inc.* 2,911 16,185
Conduent, Inc.* 10,886 37,938
DXC Technology Co. 10,418 191,900
KBR, Inc. 4,246 94,643
ManTech International Corp.,
Class A 1,907 123,726
Perficient, Inc.* 849 33,247
Sykes Enterprises, Inc.* 3,064 104,912
Virtusa Corp.* 160 8,048
787,551
Leisure Products 0.6%
Acushnet Holdings Corp. 3,147 107,407
Callaway Golf Co. 4,363 67,583
Clarus Corp. 2,108 32,695
Escalade, Inc. 1,700 31,637
Johnson Outdoors, Inc., Class
A 618 53,970
Vista Outdoor, Inc.* 5,365 106,066
399,358
Life Sciences Tools & Services 0.0%
†
Harvard Bioscience, Inc.* 8,872 29,987
Machinery 5.9%
AGCO Corp. 2,720 209,522
Alamo Group, Inc. 1,286 154,744
Altra Industrial Motion Corp. 829 35,448

Nationwide American Century Small Cap Income Fund - October 31, 2020 - Statement of Investments - 55
Common Stocks
Shares Value ($)
Machinery
Astec Industries, Inc. 2,390 121,412
Barnes Group, Inc. 3,325 122,027
Chart Industries, Inc.* 1,060 89,517
CIRCOR International, Inc.* 1,010 28,179
Colfax Corp.* 11,580 314,860
Columbus McKinnon Corp. 1,848 62,629
Eastern Co. (The) 399 8,168
EnPro Industries, Inc. 1,083 63,919
ESCO Technologies, Inc. 1,176 98,419
Federal Signal Corp. 855 24,521
Gates Industrial Corp. plc* 8,313 92,274
Gencor Industries, Inc.* 1,501 17,352
Gorman-Rupp Co. (The) 1,739 53,996
Greenbrier Cos., Inc. (The) 2,650 71,497
Helios Technologies, Inc. 1,636 68,450
Hurco Cos., Inc. 1,023 30,526
Hyster-Yale Materials
Handling, Inc. 895 37,948
ITT, Inc. 3,820 231,148
Kadant, Inc. 288 33,155
Kennametal, Inc. 3,233 100,223
L B Foster Co., Class A* 1,392 18,875
LS Starrett Co. (The), Class A* 690 1,815
Lydall, Inc.* 1,755 34,731
Manitowoc Co., Inc. (The)* 4,799 36,136
Middleby Corp. (The)* 2,676 266,369
Miller Industries, Inc. 1,496 44,790
Mueller Industries, Inc. 1,792 51,843
NN, Inc.* 1,953 10,468
Oshkosh Corp. 3,142 211,645
Park-Ohio Holdings Corp. 1,319 26,037
Perma-Pipe International
Holdings, Inc.* 700 3,808
REV Group, Inc. 6,281 49,306
Rexnord Corp. 4,916 157,705
Shyft Group, Inc. (The) 1,022 19,735
Snap-on, Inc. 2,554 402,332
SPX FLOW, Inc.* 5,076 214,969
Standex International Corp. 755 46,878
Terex Corp. 3,704 91,452
Timken Co. (The) 4,730 282,381
TriMas Corp.* 2,320 56,446
Trinity Industries, Inc. 7,175 135,177
Twin Disc, Inc.* 800 4,048
Wabash National Corp. 1,196 17,055
4,253,935
Marine 0.5%
Costamare, Inc. 12,200 69,418
Genco Shipping & Trading Ltd. 3,972 25,659
Kirby Corp.* 2,391 92,030
Matson, Inc. 3,101 161,097
Scorpio Bulkers, Inc. 545 5,984
354,188
Media 1.3%
AMC Networks, Inc., Class A* 2,175 46,219
comScore, Inc.* 3,942 7,864
Cumulus Media, Inc., Class A* 820 4,149
EW Scripps Co. (The), Class A 4,634 42,077
Gannett Co., Inc.* 14,643 16,839
Common Stocks
Shares Value ($)
Media
Gray Television, Inc.* 3,225 40,893
Interpublic Group of Cos., Inc.
(The) 18,720 338,645
John Wiley & Sons, Inc., Class
A 3,517 108,886
Meredith Corp. 3,266 35,926
Nexstar Media Group, Inc.,
Class A 1,968 162,163
Saga Communications, Inc.,
Class A 533 9,072
Scholastic Corp. 1,409 27,842
TEGNA, Inc. 9,023 108,547
Townsquare Media, Inc., Class
A 2,500 11,300
960,422
Metals & Mining 2.8%
Alcoa Corp.* 15,517 200,480
Allegheny Technologies, Inc.* 5,612 51,687
Ampco-Pittsburgh Corp.* 2,015 8,765
Carpenter Technology Corp. 2,222 38,841
Century Aluminum Co.* 8,759 57,634
Commercial Metals Co. 8,948 184,776
Friedman Industries, Inc. 1,708 9,565
Gold Resource Corp. 2,355 6,453
Haynes International, Inc. 1,614 26,163
Hecla Mining Co. 22,568 103,361
Kaiser Aluminum Corp. 193 12,145
Materion Corp. 2,012 102,994
Nexa Resources SA 6,700 40,535
Olympic Steel, Inc. 1,983 22,626
Reliance Steel & Aluminum
Co. 3,533 385,062
Ryerson Holding Corp.* 5,362 42,199
Schnitzer Steel Industries,
Inc., Class A 3,122 65,562
Steel Dynamics, Inc. 12,701 399,827
SunCoke Energy, Inc. 7,382 25,763
Synalloy Corp.* 400 2,076
TimkenSteel Corp.* 5,628 21,780
United States Steel Corp. 6,635 64,094
Universal Stainless & Alloy
Products, Inc.* 1,762 9,568
Warrior Met Coal, Inc. 1,920 28,800
Worthington Industries, Inc. 2,517 123,862
2,034,618
Multiline Retail 0.7%
Big Lots, Inc. 2,289 108,956
Dillard's, Inc., Class A 2,020 90,355
Kohl's Corp. 10,028 213,496
Macy's, Inc. 15,612 96,951
509,758
Oil, Gas & Consumable Fuels 4.0%
Adams Resources & Energy,
Inc. 928 17,706
Antero Resources Corp.* 21,541 73,239
Arch Resources, Inc. 2,050 62,627
Ardmore Shipping Corp. 5,093 14,260
Berry Corp. 5,513 14,444

56 - Statement of Investments - October 31, 2020 - Nationwide American Century Small Cap Income Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Bonanza Creek Energy, Inc.* 1,916 33,932
Callon Petroleum Co.*(a) 1,805 9,440
Cimarex Energy Co. 4,226 107,214
Clean Energy Fuels Corp.* 25,589 63,461
CNX Resources Corp.* 9,215 89,385
CONSOL Energy, Inc.* 2,275 8,622
Continental Resources, Inc. 10,905 131,187
Delek US Holdings, Inc. 3,065 30,834
Devon Energy Corp. 10,692 95,480
DHT Holdings, Inc. 6,528 31,400
Diamondback Energy, Inc. 3,882 100,777
Dorian LPG Ltd.* 5,107 41,877
Earthstone Energy, Inc., Class
A* 2,838 7,634
EnLink Midstream LLC* 35,905 97,303
EQT Corp. 12,003 181,725
Equitrans Midstream Corp. 2,702 19,617
Evolution Petroleum Corp. 2,000 4,420
GasLog Ltd. 4,228 10,063
Green Plains, Inc.* 3,632 54,843
Gulfport Energy Corp.* 13,783 3,528
HollyFrontier Corp. 9,930 183,804
International Seaways, Inc. 2,715 36,761
Kosmos Energy Ltd. 17,034 16,937
Matador Resources Co.* 5,257 37,167
Montage Resources Corp.* 1,842 9,118
Murphy Oil Corp. 8,438 65,141
NACCO Industries, Inc., Class
A 839 16,352
Nordic American Tankers Ltd. 20,339 59,186
Overseas Shipholding Group,
Inc., Class A* 10,848 20,720
Par Pacific Holdings, Inc.* 1,952 12,571
Parsley Energy, Inc., Class A 18,557 185,756
PBF Energy, Inc., Class A 8,852 41,339
PDC Energy, Inc.* 4,253 50,696
Penn Virginia Corp.* 1,473 11,313
QEP Resources, Inc. 25,654 23,089
Range Resources Corp. 9,915 65,241
Renewable Energy Group,
Inc.* 3,212 181,157
REX American Resources
Corp.* 635 46,158
SandRidge Energy, Inc.* 2,887 4,966
Scorpio Tankers, Inc. 5,390 47,540
SFL Corp. Ltd. 9,974 64,931
SilverBow Resources, Inc.* 479 2,237
Southwestern Energy Co.* 43,353 115,753
Talos Energy, Inc.* 4,181 27,511
Targa Resources Corp. 3,306 53,061
Teekay Corp.* 497 875
Teekay Tankers Ltd., Class A* 2,640 24,895
World Fuel Services Corp. 3,068 64,581
WPX Energy, Inc.* 21,230 97,870
2,871,744
Paper & Forest Products 0.6%
Boise Cascade Co. 2,834 108,769
Clearwater Paper Corp.* 1,533 56,951
Domtar Corp. 2,460 58,745
Common Stocks
Shares Value ($)
Paper & Forest Products
Glatfelter Corp. 3,544 50,573
Mercer International, Inc. 6,443 40,527
Neenah, Inc. 1,097 41,280
Schweitzer-Mauduit
International, Inc. 1,802 59,826
Verso Corp., Class A 3,262 25,378
442,049
Personal Products 0.3%
Coty, Inc., Class A 22,132 64,183
Edgewell Personal Care Co.* 4,129 108,262
Mannatech, Inc. 180 2,963
Nu Skin Enterprises, Inc.,
Class A 983 48,511
223,919
Pharmaceuticals 0.6%
AMAG Pharmaceuticals, Inc.* 3,751 51,464
Amphastar Pharmaceuticals,
Inc.* 2,941 57,614
Jazz Pharmaceuticals plc* 435 62,683
Perrigo Co. plc 2,755 120,862
Prestige Consumer
Healthcare, Inc.* 1,126 37,192
Supernus Pharmaceuticals,
Inc.* 2,400 44,064
Taro Pharmaceutical Industries
Ltd.* 569 33,360
407,239
Professional Services 1.4%
Acacia Research Corp.* 5,032 15,851
ASGN, Inc.* 1,733 115,556
Barrett Business Services, Inc. 676 40,053
CBIZ, Inc.* 3,102 70,322
CRA International, Inc. 1,100 45,045
GP Strategies Corp.* 1,197 11,551
Heidrick & Struggles
International, Inc. 1,731 39,553
Hudson Global, Inc.* 305 3,142
Huron Consulting Group, Inc.* 1,657 62,734
ICF International, Inc. 1,662 108,678
Kelly Services, Inc., Class A 2,620 45,536
Korn Ferry 2,537 76,592
ManpowerGroup, Inc. 1,529 103,773
Mistras Group, Inc.* 3,248 12,083
Nielsen Holdings plc 12,621 170,510
Resources Connection, Inc. 4,430 47,578
968,557
Real Estate Management & Development 1.2%
CTO Realty Growth, Inc. 425 18,755
Cushman & Wakefield plc* 3,903 45,743
Forestar Group, Inc.* 5,615 93,434
FRP Holdings, Inc.* 852 34,472
Griffin Industrial Realty, Inc. 535 28,382
Howard Hughes Corp. (The)* 415 25,809
Jones Lang LaSalle, Inc. 3,104 350,318
Marcus & Millichap, Inc.* 2,718 84,883
RE/MAX Holdings, Inc., Class
A 1,401 45,308
Realogy Holdings Corp.* 9,434 105,283

Nationwide American Century Small Cap Income Fund - October 31, 2020 - Statement of Investments - 57
Common Stocks
Shares Value ($)
Real Estate Management & Development
St Joe Co. (The)* 839 22,687
Tejon Ranch Co.* 3,020 41,404
896,478
Road & Rail 1.7%
AMERCO 791 274,603
ArcBest Corp. 2,132 65,069
Covenant Logistics Group,
Inc., Class A* 2,293 31,575
Heartland Express, Inc. 2,419 44,292
Hertz Global Holdings, Inc.* 10,391 7,274
Knight-Swift Transportation
Holdings, Inc. 6,584 250,126
Marten Transport Ltd. 4,635 71,124
PAM Transportation Services,
Inc.* 559 22,136
Patriot Transportation Holding,
Inc. 156 1,438
Ryder System, Inc. 2,107 103,791
Saia, Inc.* 822 121,376
Schneider National, Inc., Class
B 2,528 55,768
Universal Logistics Holdings,
Inc. 1,705 33,640
US Xpress Enterprises, Inc.,
Class A* 228 1,644
USA Truck, Inc.* 1,450 12,426
Werner Enterprises, Inc. 2,840 107,977
1,204,259
Semiconductors & Semiconductor Equipment 1.6%
Alpha & Omega
Semiconductor Ltd.* 3,413 54,130
Amkor Technology, Inc.* 21,105 250,094
Amtech Systems, Inc.* 2,835 15,082
Axcelis Technologies, Inc.* 2,232 49,260
Diodes, Inc.* 1,991 115,140
First Solar, Inc.* 3,182 276,977
FormFactor, Inc.* 1,118 31,695
Ichor Holdings Ltd.* 1,024 23,818
inTEST Corp.* 3,095 14,423
Kulicke & Soffa Industries, Inc. 3,369 88,066
NeoPhotonics Corp.* 4,701 32,014
Onto Innovation, Inc.* 1,573 50,446
Photronics, Inc.* 4,421 43,105
SMART Global Holdings, Inc.* 1,200 31,668
Ultra Clean Holdings, Inc.* 2,764 58,846
1,134,764
Software 0.5%
Aware, Inc.* 1,965 5,188
BSQUARE Corp.* 700 798
Ebix, Inc. 2,067 37,330
J2 Global, Inc.* 2,263 153,612
Xperi Holding Corp. 12,453 154,417
351,345
Specialty Retail 4.6%
Abercrombie & Fitch Co.,
Class A 6,288 89,415
American Eagle Outfitters, Inc. 13,864 190,075
Common Stocks
Shares Value ($)
Specialty Retail
Asbury Automotive Group,
Inc.* 364 37,485
At Home Group, Inc.* 4,466 72,751
AutoNation, Inc.* 6,122 347,301
Bed Bath & Beyond, Inc. 9,976 197,525
Big 5 Sporting Goods Corp. 1,914 14,049
Boot Barn Holdings, Inc.* 1,497 47,934
Buckle, Inc. (The) 2,711 64,956
Cato Corp. (The), Class A 1,843 11,279
Citi Trends, Inc. 1,494 39,008
Conn's, Inc.* 2,640 24,737
Container Store Group, Inc.
(The)* 6,565 62,499
Designer Brands, Inc., Class A 5,316 23,018
Dick's Sporting Goods, Inc. 4,587 259,854
Foot Locker, Inc. 3,927 144,828
GameStop Corp., Class A* 9,043 94,680
Genesco, Inc.* 1,503 26,633
Group 1 Automotive, Inc. 737 78,181
Guess?, Inc. 4,707 55,449
Haverty Furniture Cos., Inc. 1,834 45,887
Hibbett Sports, Inc.* 2,306 87,190
Hudson Ltd., Class A* 1,000 7,640
Lithia Motors, Inc., Class A 1,590 365,016
MarineMax, Inc.* 2,496 74,830
Monro, Inc. 670 28,180
ODP Corp. (The) 2,598 50,661
Penske Automotive Group,
Inc. 3,692 188,883
Rent-A-Center, Inc. 846 26,141
Shoe Carnival, Inc. 1,568 48,577
Signet Jewelers Ltd. 4,404 98,121
Sonic Automotive, Inc., Class
A 2,441 88,022
Tandy Leather Factory, Inc.* 1,309 3,914
Tilly's, Inc., Class A 2,890 17,745
TravelCenters of America,
Inc.* 453 10,781
Urban Outfitters, Inc.* 9,274 207,181
Zumiez, Inc.* 2,529 70,812
3,301,238
Technology Hardware, Storage & Peripherals 0.5%
AstroNova, Inc. 765 6,044
Intevac, Inc.* 3,894 20,560
Stratasys Ltd.* 2,237 28,589
Super Micro Computer, Inc.* 1,738 39,487
Xerox Holdings Corp. 14,519 252,340
347,020
Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings Ltd.* 4,188 88,869
Culp, Inc. 2,016 25,019
Delta Apparel, Inc.* 158 2,631
Fossil Group, Inc.* 3,794 21,664
G-III Apparel Group Ltd.* 2,785 37,542
Lakeland Industries, Inc.* 1,538 33,175
Movado Group, Inc. 1,572 17,151
Oxford Industries, Inc. 1,020 41,993
PVH Corp. 6,715 391,417
Ralph Lauren Corp. 331 22,127

58 - Statement of Investments - October 31, 2020 - Nationwide American Century Small Cap Income Fund
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Rocky Brands, Inc. 1,432 38,521
Superior Group of Cos., Inc. 1,724 37,273
Unifi, Inc.* 2,251 33,742
Vera Bradley, Inc.* 3,532 22,393
Wolverine World Wide, Inc. 1,738 46,352
859,869
Thrifts & Mortgage Finance 2.5%
Axos Financial, Inc.* 3,760 102,498
Bridgewater Bancshares, Inc.* 862 9,577
Capitol Federal Financial, Inc. 10,275 117,957
ESSA Bancorp, Inc. 1,116 14,184
Federal Agricultural Mortgage
Corp., Class C 469 30,293
First Place Financial Corp.*^∞ 367 0
Flagstar Bancorp, Inc. 6,124 179,739
FS Bancorp, Inc. 194 8,984
Home Bancorp, Inc. 1,283 32,383
HomeStreet, Inc. 2,228 69,224
Kearny Financial Corp. 7,926 66,578
Merchants Bancorp 700 15,106
Meridian Bancorp, Inc. 3,111 38,732
Meta Financial Group, Inc. 1,451 42,572
Mr. Cooper Group, Inc.* 7,302 153,926
New York Community
Bancorp, Inc. 24,761 205,764
Northfield Bancorp, Inc. 5,085 51,664
Northwest Bancshares, Inc. 4,854 51,792
PCSB Financial Corp. 1,126 15,167
PennyMac Financial Services,
Inc. 956 48,584
Premier Financial Corp. 2,663 47,907
Provident Financial Holdings,
Inc. 1,703 21,560
Provident Financial Services,
Inc. 3,510 47,631
Radian Group, Inc. 3,835 68,838
Riverview Bancorp, Inc. 3,853 18,071
Southern Missouri Bancorp,
Inc. 598 15,237
Sterling Bancorp, Inc. 1,475 5,207
Territorial Bancorp, Inc. 1,453 30,818
Timberland Bancorp, Inc. 690 13,145
TrustCo Bank Corp. 8,349 45,878
Washington Federal, Inc. 3,311 70,491
Waterstone Financial, Inc. 3,737 63,081
Western New England
Bancorp, Inc. 4,598 26,484
WSFS Financial Corp. 2,815 89,207
1,818,279
Tobacco 0.1%
Universal Corp. 1,067 42,520
Trading Companies & Distributors 2.5%
Air Lease Corp. 6,611 180,084
Applied Industrial
Technologies, Inc. 1,022 62,393
Beacon Roofing Supply, Inc.* 6,897 211,738
BMC Stock Holdings, Inc.* 2,277 90,146
CAI International, Inc. 1,776 46,798
Common Stocks
Shares Value ($)
Trading Companies & Distributors
DXP Enterprises, Inc.* 1,761 27,542
GATX Corp. 3,197 218,291
GMS, Inc.* 2,696 60,930
H&E Equipment Services, Inc. 1,994 41,954
Herc Holdings, Inc.* 1,162 51,546
Houston Wire & Cable Co.* 5,159 14,187
Lawson Products, Inc.* 901 37,130
MRC Global, Inc.* 1,120 4,771
MSC Industrial Direct Co., Inc.,
Class A 1,454 101,286
NOW, Inc.* 8,873 36,113
Rush Enterprises, Inc., Class A 3,087 110,638
Textainer Group Holdings Ltd.* 4,802 69,437
Titan Machinery, Inc.* 3,049 45,705
Triton International Ltd. 4,008 147,815
Univar Solutions, Inc.* 2,914 48,343
Veritiv Corp.* 2,525 36,360
WESCO International, Inc.* 2,854 117,699
Willis Lease Finance Corp.* 352 7,466
1,768,372
Transportation Infrastructure 0.2%
Macquarie Infrastructure Corp. 6,480 167,184
Wireless Telecommunication Services 0.4%
Spok Holdings, Inc. 3,314 30,091
Telephone and Data Systems,
Inc. 7,466 126,922
United States Cellular Corp.* 3,955 115,170
272,183
Total Common Stocks
(cost $74,274,053) 71,513,145
Preferred Stocks 0.2%
Internet & Direct Marketing Retail 0.1%
Qurate Retail, Inc. 904 88,429
Trading Companies & Distributors 0.1%
WESCO International,
Inc., Series A(US Treasury
Yield Curve Rate T Note
Constant Maturity 5 Year +
10.33%), (b) 2,212 64,104
Total Preferred Stocks
(cost $194,783) 152,533
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Achillion Pharmaceuticals,
Inc., CVR*∞ 12,733 2,197
Diversified Financial Services 0.0%
†
First Eagle Private Credit LLC,
CVR*^∞ 8,788 893

Nationwide American Century Small Cap Income Fund - October 31, 2020 - Statement of Investments - 59
Rights
Number of
Rights
Value ($)
Media 0.0%
†
Media General, Inc., CVR*^∞ 5,993 0
Total Rights
(cost $34,705) 3,090
Short-Term Investment 0.0%
†
Shares
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(c)(d) 792 792
Total Short-Term Investment
(cost $792) 792
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price $8,133,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022; total
market value $8,313.(d)
(e) 8,133 8,133
Total Repurchase Agreement
(cost $8,133) 8,133
Total Investments
(cost $74,512,466) — 100.0% 71,677,693
Other assets in excess of liabilities — 0.0%
†
33,788
NET ASSETS — 100.0%
$ 71,711,481
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October 31,
2020 was $8,891, which was collateralized by cash used to
purchase a money market fund and a repurchase agreement
with a value of $792 and $8,133, respectively, a total value of
$8,925.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of October 31, 2020.
(c) Represents 7-day effective yield as of October 31, 2020.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $8,925.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
The accompanying notes are an integral part of these financial statements.

60 - Statement of Investments - October 31, 2020 - Nationwide Bailard Cognitive Value Fund
Common Stocks 98.5%
Shares Value ($)
Aerospace & Defense 0.2%
Mercury Systems, Inc.* 2,000 137,760
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings,
Inc.* 4,800 283,968
Echo Global Logistics, Inc.* 4,300 115,971
399,939
Auto Components 0.8%
Cooper-Standard Holdings,
Inc.* 11,000 172,590
Modine Manufacturing Co.* 14,700 94,080
Strattec Security Corp. 7,600 220,704
487,374
Banks 15.7%
American National
Bankshares, Inc. 11,800 269,040
Associated Banc-Corp. 27,300 373,737
Bancorp, Inc. (The)* 55,500 532,800
Bank of Commerce Holdings 22,300 178,623
Bank of NT Butterfield & Son
Ltd. (The) 10,000 264,600
BankUnited, Inc. 2,800 70,700
Banner Corp. 14,600 538,302
Boston Private Financial
Holdings, Inc. 21,100 130,398
C&F Financial Corp. 2,200 68,530
Cadence Bancorp 42,600 477,972
Camden National Corp. 6,200 198,214
Capstar Financial Holdings,
Inc. 8,900 92,471
Carter Bank & Trust 28,000 194,600
Civista Bancshares, Inc. 29,266 417,333
ConnectOne Bancorp, Inc. 8,600 132,698
First Financial Bancorp 31,300 447,590
First Horizon National Corp. 37,500 390,375
Hancock Whitney Corp. 5,300 121,211
Heartland Financial USA, Inc. 15,125 498,217
Hilltop Holdings, Inc. 27,100 618,151
International Bancshares Corp. 3,600 99,648
Macatawa Bank Corp. 17,400 125,106
Northrim Bancorp, Inc. 15,217 434,598
OceanFirst Financial Corp. 10,000 149,700
Old National Bancorp 11,900 166,362
Orrstown Financial Services,
Inc. 12,645 176,777
Peapack-Gladstone Financial
Corp. 15,000 253,200
Peoples Bancorp of North
Carolina, Inc. 4,048 69,990
Republic First Bancorp, Inc.* 42,000 93,660
Sierra Bancorp 12,902 255,976
SmartFinancial, Inc. 11,826 176,680
South State Corp. 1,900 116,660
TCF Financial Corp. 2,400 65,304
Trustmark Corp. 6,900 161,391
UMB Financial Corp. 8,400 511,308
United Bankshares, Inc. 2,600 68,198
Webster Financial Corp. 17,900 576,559
Common Stocks
Shares Value ($)
Banks
Wintrust Financial Corp. 9,800 482,454
9,999,133
Biotechnology 2.4%
Apellis Pharmaceuticals, Inc.* 900 28,710
Arena Pharmaceuticals, Inc.* 1,200 102,864
Dicerna Pharmaceuticals, Inc.* 5,100 107,049
Esperion Therapeutics, Inc.*(a) 2,300 68,931
FibroGen, Inc.* 1,170 44,904
Global Blood Therapeutics,
Inc.* 1,100 58,168
Intellia Therapeutics, Inc.*(a) 5,300 126,882
Iovance Biotherapeutics, Inc.* 2,800 99,904
Jounce Therapeutics, Inc.* 15,552 129,393
Kura Oncology, Inc.* 4,000 125,000
MacroGenics, Inc.* 5,300 102,873
Novavax, Inc.*(a) 1,300 104,923
Rocket Pharmaceuticals, Inc.* 5,952 166,299
Sangamo Therapeutics, Inc.* 10,100 104,434
VBI Vaccines, Inc.*(a) 33,400 78,490
Veracyte, Inc.* 2,700 93,582
1,542,406
Building Products 2.4%
Advanced Drainage Systems,
Inc. 3,200 202,976
AZEK Co., Inc. (The)* 5,300 177,232
Builders FirstSource, Inc.* 6,100 184,830
Griffon Corp. 13,100 280,864
JELD-WEN Holding, Inc.* 7,500 157,725
Masonite International Corp.* 2,800 246,400
Patrick Industries, Inc. 2,800 156,100
Resideo Technologies, Inc.* 14,100 142,128
1,548,255
Capital Markets 2.2%
Artisan Partners Asset
Management, Inc., Class A 8,700 348,522
Cowen, Inc., Class A 9,001 193,162
Donnelley Financial Solutions,
Inc.* 12,200 154,086
Federated Hermes, Inc., Class
B 13,300 317,870
Janus Henderson Group plc 3,500 85,050
Oppenheimer Holdings, Inc.,
Class A 6,900 172,914
Silvercrest Asset Management
Group, Inc., Class A 13,942 157,405
1,429,009
Chemicals 1.1%
Flexible Solutions
International, Inc.* 24,800 70,184
Koppers Holdings, Inc.* 16,600 372,338
Trinseo SA 7,900 251,378
693,900
Commercial Services & Supplies 2.7%
ACCO Brands Corp. 30,300 159,681
CECO Environmental Corp.* 22,267 157,650
Deluxe Corp. 13,600 291,584
Harsco Corp.* 10,900 140,610
Herman Miller, Inc. 5,800 176,726

Nationwide Bailard Cognitive Value Fund - October 31, 2020 - Statement of Investments - 61
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Matthews International Corp.,
Class A 18,800 410,404
McGrath RentCorp 2,500 142,700
Quest Resource Holding
Corp.* 16,451 30,599
Tetra Tech, Inc. 1,900 191,729
1,701,683
Communications Equipment 0.8%
ADTRAN, Inc. 8,000 85,520
Aviat Networks, Inc.* 7,600 140,676
Lumentum Holdings, Inc.* 2,700 223,263
Resonant, Inc.*(a) 26,100 59,769
509,228
Construction & Engineering 1.9%
Aegion Corp.* 12,500 176,375
EMCOR Group, Inc. 4,900 334,131
Great Lakes Dredge & Dock
Corp.* 17,177 177,438
MYR Group, Inc.* 5,000 213,750
Orion Group Holdings, Inc.* 59,600 194,296
Quanta Services, Inc. 2,000 124,860
1,220,850
Construction Materials 0.2%
Summit Materials, Inc., Class
A* 8,500 150,365
Consumer Finance 0.8%
OneMain Holdings, Inc. 6,500 226,785
PRA Group, Inc.* 4,500 153,585
Regional Management Corp.* 7,961 161,768
542,138
Containers & Packaging 1.1%
Ardagh Group SA 1,900 31,312
Greif, Inc., Class A 6,300 255,717
Westrock Co. 10,400 390,520
677,549
Distributors 0.2%
Educational Development
Corp. 6,400 106,432
Diversified Consumer Services 1.0%
American Public Education,
Inc.* 5,536 156,503
Graham Holdings Co., Class B 1,100 418,374
Lincoln Educational Services
Corp.* 18,900 88,263
663,140
Diversified Financial Services 0.6%
A-Mark Precious Metals, Inc. 4,800 149,184
Jefferies Financial Group, Inc. 8,400 163,884
SWK Holdings Corp.* 4,480 64,736
377,804
Diversified Telecommunication Services 0.3%
Bandwidth, Inc., Class A* 1,000 160,355
Electric Utilities 1.2%
ALLETE, Inc. 1,000 51,580
OGE Energy Corp. 11,100 341,547
Common Stocks
Shares Value ($)
Electric Utilities
Portland General Electric Co. 9,400 369,420
762,547
Electrical Equipment 0.8%
Atkore International Group,
Inc.* 8,200 169,658
nVent Electric plc 18,400 332,120
501,778
Electronic Equipment, Instruments & Components 1.8%
Avnet, Inc. 1,700 41,939
Bel Fuse, Inc., Class B 6,971 81,630
Flex Ltd.* 21,200 299,980
Kimball Electronics, Inc.* 13,800 167,256
Littelfuse, Inc. 1,000 197,940
MTS Systems Corp. 15,700 381,196
1,169,941
Energy Equipment & Services 0.9%
Archrock, Inc. 13,600 80,648
Bristow Group, Inc.* 2,900 60,262
ChampionX Corp.* 14,600 127,458
KLX Energy Services
Holdings, Inc.*(a) 25,880 101,449
Natural Gas Services Group,
Inc.* 10,810 94,047
NexTier Oilfield Solutions, Inc.* 29,400 55,566
Ranger Energy Services, Inc.* 800 1,960
TETRA Technologies, Inc.* 60,500 33,608
554,998
Entertainment 0.2%
Gaia, Inc.* 2,700 27,378
Zynga, Inc., Class A* 14,700 132,153
159,531
Equity Real Estate Investment Trusts (REITs) 9.5%
Agree Realty Corp. 6,900 428,283
Braemar Hotels & Resorts, Inc. 34,900 84,458
BRT Apartments Corp. 22,272 277,286
Chatham Lodging Trust 17,000 124,950
Colony Capital, Inc. 33,700 119,972
Corporate Office Properties
Trust 8,400 188,412
Cousins Properties, Inc. 5,000 127,400
Equity LifeStyle Properties,
Inc. 2,100 124,299
Essential Properties Realty
Trust, Inc. 6,100 100,772
First Industrial Realty Trust,
Inc. 10,300 410,043
Gladstone Land Corp. 5,300 73,511
Healthcare Realty Trust, Inc. 6,800 189,040
Innovative Industrial
Properties, Inc. 500 58,315
Kimco Realty Corp. 15,600 160,056
Lexington Realty Trust 45,000 446,850
Macerich Co. (The) 8,700 60,552
National Storage Affiliates
Trust 9,000 305,010
NexPoint Residential Trust,
Inc. 4,000 177,280

62 - Statement of Investments - October 31, 2020 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Equity Real Estate Investment Trusts (REITs)
One Liberty Properties, Inc. 16,300 251,509
Pebblebrook Hotel Trust 8,700 104,226
PS Business Parks, Inc. 3,500 399,105
Ryman Hospitality Properties,
Inc. 2,200 87,670
Sabra Health Care REIT, Inc. 29,400 386,904
Service Properties Trust 20,100 144,921
STORE Capital Corp. 16,400 421,480
Sunstone Hotel Investors, Inc. 21,400 158,788
Terreno Realty Corp. 2,300 129,444
Uniti Group, Inc. 33,500 295,470
Washington REIT 12,700 221,996
6,058,002
Food & Staples Retailing 1.6%
Andersons, Inc. (The) 17,600 381,744
Grocery Outlet Holding Corp.* 4,900 215,698
Performance Food Group Co.* 8,300 278,963
SpartanNash Co. 8,200 150,962
1,027,367
Food Products 1.2%
Darling Ingredients, Inc.* 9,800 421,400
John B Sanfilippo & Son, Inc. 2,176 158,326
Seneca Foods Corp., Class A* 4,601 169,547
749,273
Gas Utilities 1.1%
Brookfield Infrastructure Corp.,
Class A(a) 2,400 130,728
National Fuel Gas Co. 2,500 99,900
UGI Corp. 13,900 449,526
680,154
Health Care Equipment & Supplies 0.6%
Accuray, Inc.* 40,417 117,613
Globus Medical, Inc., Class A* 2,700 140,724
Microbot Medical, Inc.*(a) 3,900 27,339
SeaSpine Holdings Corp.* 3,600 45,936
Shockwave Medical, Inc.* 900 61,488
393,100
Health Care Providers & Services 1.6%
Ensign Group, Inc. (The) 500 29,420
LHC Group, Inc.* 800 173,240
Owens & Minor, Inc. 7,200 180,864
Providence Service Corp.
(The)* 900 105,795
Select Medical Holdings Corp.* 17,400 365,052
Triple-S Management Corp.,
Class B* 8,600 159,272
1,013,643
Health Care Technology 1.1%
Allscripts Healthcare Solutions,
Inc.* 16,000 161,280
Computer Programs &
Systems, Inc. 5,800 161,762
NextGen Healthcare, Inc.* 29,700 403,920
726,962
Hotels, Restaurants & Leisure 0.4%
Cheesecake Factory, Inc.
(The)(a) 1,100 32,692
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Fiesta Restaurant Group, Inc.* 17,550 151,632
J Alexander's Holdings, Inc.* 6,007 33,399
Ruth's Hospitality Group, Inc. 2,600 29,068
246,791
Household Durables 2.3%
Century Communities, Inc.* 3,900 151,476
Comstock Holding Cos., Inc.* 28,751 71,302
Green Brick Partners, Inc.* 1,700 30,413
Hamilton Beach Brands
Holding Co., Class A(a) 7,331 161,649
Helen of Troy Ltd.* 1,000 189,600
Hooker Furniture Corp. 7,000 192,500
KB Home 4,800 154,800
Meritage Homes Corp.* 2,000 174,180
TopBuild Corp.* 1,300 199,173
Turtle Beach Corp.*(a) 6,751 121,653
1,446,746
Household Products 0.9%
Oil-Dri Corp. of America 4,557 155,667
Spectrum Brands Holdings,
Inc. 7,100 403,777
559,444
Independent Power and Renewable Electricity Producers
0.9%
AES Corp. (The) 9,800 191,100
Atlantic Power Corp.* 109,400 217,706
Atlantica Sustainable
Infrastructure plc 4,800 141,552
550,358
Insurance 3.9%
American Equity Investment
Life Holding Co. 3,900 96,798
American National Group, Inc. 4,900 337,120
Argo Group International
Holdings Ltd. 5,900 210,512
Assured Guaranty Ltd. 11,700 298,701
Employers Holdings, Inc. 6,800 217,668
Horace Mann Educators Corp. 11,300 383,183
Investors Title Co. 1,582 211,229
Kemper Corp. 2,800 172,648
National General Holdings
Corp. 6,100 207,217
Stewart Information Services
Corp. 8,600 364,554
2,499,630
Internet & Direct Marketing Retail 1.5%
1-800-Flowers.com, Inc.,
Class A* 5,000 99,150
CarParts.com, Inc.*(a) 12,600 159,894
Duluth Holdings, Inc., Class B* 10,500 161,070
Etsy, Inc.* 300 36,477
Leaf Group Ltd.* 11,976 68,263
Liquidity Services, Inc.* 18,448 157,362
Overstock.com, Inc.* 600 33,660
RealReal, Inc. (The)* 16,600 208,994
Revolve Group, Inc.* 2,900 52,432
977,302

Nationwide Bailard Cognitive Value Fund - October 31, 2020 - Statement of Investments - 63
Common Stocks
Shares Value ($)
IT Services 2.2%
CACI International, Inc., Class
A* 900 187,677
Conduent, Inc.* 125,700 438,065
DXC Technology Co. 14,500 267,090
Sykes Enterprises, Inc.* 12,200 417,728
Virtusa Corp.* 1,500 75,450
1,386,010
Leisure Products 0.3%
Brunswick Corp. 3,000 191,130
Life Sciences Tools & Services 0.2%
Adaptive Biotechnologies
Corp.* 1,300 59,904
Quanterix Corp.* 1,800 65,898
125,802
Machinery 4.7%
Chart Industries, Inc.* 2,400 202,680
Crane Co. 7,100 360,325
Evoqua Water Technologies
Corp.* 8,500 194,905
Hillenbrand, Inc. 13,700 400,725
ITT, Inc. 3,100 187,581
Lydall, Inc.* 8,377 165,781
Mayville Engineering Co., Inc.* 14,100 125,631
Miller Industries, Inc. 5,500 164,670
Rexnord Corp. 6,200 198,896
SPX Corp.* 4,400 186,516
Terex Corp. 7,000 172,830
Timken Co. (The) 7,900 471,630
Titan International, Inc. 55,945 153,849
2,986,019
Media 0.9%
Fluent, Inc.* 63,926 163,011
Gray Television, Inc.* 11,961 151,666
TEGNA, Inc. 21,100 253,833
568,510
Metals & Mining 2.0%
Alcoa Corp.* 8,200 105,944
Cleveland-Cliffs, Inc.(a) 6,700 55,476
Reliance Steel & Aluminum
Co. 3,900 425,061
Schnitzer Steel Industries,
Inc., Class A 17,400 365,400
Steel Dynamics, Inc. 11,000 346,280
1,298,161
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Blackstone Mortgage Trust,
Inc., Class A 9,200 199,640
Ellington Residential Mortgage
REIT 14,900 158,387
Starwood Property Trust, Inc. 7,500 104,775
462,802
Multi-Utilities 1.4%
Avista Corp. 9,700 322,234
MDU Resources Group, Inc. 15,500 368,280
NorthWestern Corp. 4,200 218,946
909,460
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 1.6%
Centrus Energy Corp., Class
A* 13,553 131,600
Evolution Petroleum Corp. 74,800 165,308
Golar LNG Ltd.* 16,300 123,065
Green Plains, Inc.* 10,200 154,020
SilverBow Resources, Inc.*(a) 38,303 178,875
StealthGas, Inc.* 9,780 21,222
Targa Resources Corp. 15,900 255,195
1,029,285
Paper & Forest Products 0.6%
Louisiana-Pacific Corp. 6,000 171,480
Resolute Forest Products,
Inc.* 49,500 227,205
398,685
Personal Products 0.5%
Nature's Sunshine Products,
Inc.* 12,800 133,376
Nu Skin Enterprises, Inc.,
Class A 4,300 212,205
345,581
Pharmaceuticals 0.4%
Arvinas, Inc.* 1,300 27,183
Intra-Cellular Therapies, Inc.* 2,000 49,340
Provention Bio, Inc.* 5,900 69,974
Satsuma Pharmaceuticals,
Inc.*(a) 7,600 27,056
scPharmaceuticals, Inc.* 4,465 38,488
SCYNEXIS, Inc.* 4,734 20,688
232,729
Professional Services 1.2%
ASGN, Inc.* 2,600 173,368
FTI Consulting, Inc.* 1,600 157,536
Kelly Services, Inc., Class A 9,700 168,586
ManpowerGroup, Inc. 4,100 278,267
777,757
Real Estate Management & Development 0.2%
Newmark Group, Inc., Class A 25,500 120,743
Road & Rail 1.0%
Marten Transport Ltd. 7,100 108,949
Saia, Inc.* 1,200 177,192
Universal Logistics Holdings,
Inc. 7,029 138,682
US Xpress Enterprises, Inc.,
Class A* 24,400 175,924
USA Truck, Inc.* 4,361 37,374
638,121
Semiconductors & Semiconductor Equipment 1.9%
Advanced Energy Industries,
Inc.* 3,100 209,157
Amkor Technology, Inc.* 19,000 225,150
Axcelis Technologies, Inc.* 1,900 41,933
Cohu, Inc. 2,900 63,017
Entegris, Inc. 2,600 194,402
Ichor Holdings Ltd.* 3,900 90,714
Power Integrations, Inc. 3,300 198,693

64 - Statement of Investments - October 31, 2020 - Nationwide Bailard Cognitive Value Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
SMART Global Holdings, Inc.* 6,200 163,618
1,186,684
Software 1.6%
Cerence, Inc.* 3,600 196,488
ChannelAdvisor Corp.* 11,500 186,300
Envestnet, Inc.* 2,400 184,176
Progress Software Corp. 6,900 250,953
Support.com, Inc. 80,315 185,528
1,003,445
Specialty Retail 3.3%
American Eagle Outfitters, Inc. 26,200 359,202
America's Car-Mart, Inc.* 1,000 86,520
AutoNation, Inc.* 3,000 170,190
GrowGeneration Corp.* 1,100 18,370
Lithia Motors, Inc., Class A 900 206,613
MarineMax, Inc.* 5,900 176,882
Murphy USA, Inc.* 1,400 171,206
National Vision Holdings, Inc.* 5,400 217,782
Signet Jewelers Ltd. 3,600 80,208
TravelCenters of America,
Inc.* 7,905 188,139
Williams-Sonoma, Inc. 2,300 209,783
Zumiez, Inc.* 7,400 207,200
2,092,095
Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.* 5,700 115,824
Textiles, Apparel & Luxury Goods 1.6%
Deckers Outdoor Corp.* 1,000 253,370
Delta Apparel, Inc.* 10,647 177,273
Lakeland Industries, Inc.* 8,100 174,717
Rocky Brands, Inc. 4,900 131,810
Superior Group of Cos., Inc. 6,663 144,054
Vera Bradley, Inc.* 23,300 147,722
1,028,946
Thrifts & Mortgage Finance 2.2%
Essent Group Ltd. 3,900 155,415
Flagstar Bancorp, Inc. 18,400 540,040
Merchants Bancorp 8,100 174,798
Premier Financial Corp. 3,900 70,161
Riverview Bancorp, Inc. 36,431 170,861
Security National Financial
Corp., Class A* 18,800 123,892
Timberland Bancorp, Inc. 9,300 177,165
1,412,332
Trading Companies & Distributors 2.6%
Applied Industrial
Technologies, Inc. 3,100 189,255
Beacon Roofing Supply, Inc.* 4,600 141,220
CAI International, Inc. 5,900 155,465
MRC Global, Inc.* 35,700 152,082
Titan Machinery, Inc.* 11,600 173,884
Triton International Ltd. 12,400 457,312
WESCO International, Inc.* 9,935 409,719
1,678,937
Wireless Telecommunication Services 0.7%
Boingo Wireless, Inc.* 6,300 58,842
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Telephone and Data Systems,
Inc. 22,900 389,300
448,142
Total Common Stocks
(cost $59,807,185) 62,862,087
Exchange Traded Fund 0.6%
Equity Fund 0.6%
Vanguard Small-Cap Value
ETF 3,505 399,920
Total Exchange Traded Fund
(cost $329,731) 399,920
Short-Term Investment 0.2%
Money Market Fund 0.2%
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(b)(c) 103,762 103,762
Total Short-Term Investment
(cost $103,762) 103,762
Repurchase Agreement 1.7%
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price
$1,064,816, collateralized
by U.S. Treasury
Note, 1.63%, maturing
11/15/2022; total market
value $1,088,422.(c)(d) 1,064,810 1,064,810
Total Repurchase Agreement
(cost $1,064,810) 1,064,810
Total Investments
(cost $61,305,488) — 101.0% 64,430,579
Liabilities in excess of other assets — (1.0)% (608,371)
NET ASSETS — 100.0%
$ 63,822,208
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $1,176,667, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $103,762 and $1,064,810,
respectively, and by $82,168 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% - 8.00%, and maturity dates ranging from 1/21/2021 –
5/15/2050; a total value of $1,250,740.
(b) Represents 7-day effective yield as of October 31, 2020.

Nationwide Bailard Cognitive Value Fund - October 31, 2020 - Statement of Investments - 65
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $1,168,572.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

66 - Statement of Investments - October 31, 2020 - Nationwide Bailard Technology & Science Fund
Common Stocks 99.8%
Shares Value ($)
Biotechnology 5.3%
Acceleron Pharma, Inc.* 6,000 627,480
Alnylam Pharmaceuticals, Inc.* 3,500 430,395
Apellis Pharmaceuticals, Inc.* 16,000 510,400
Arena Pharmaceuticals, Inc.* 8,500 728,620
Assembly Biosciences, Inc.* 26,000 383,240
Biogen, Inc.* 1,050 264,673
BioMarin Pharmaceutical, Inc.* 4,000 297,720
Bluebird Bio, Inc.* 6,100 315,431
Dynavax Technologies Corp.* 50,000 186,500
Esperion Therapeutics, Inc.*(a) 17,000 509,490
FibroGen , Inc.* 11,000 422,180
Gilead Sciences, Inc. 2,700 157,005
Iovance Biotherapeutics , Inc.* 11,700 417,456
Kura Oncology, Inc.* 15,000 468,750
Mersana Therapeutics, Inc.* 36,000 648,720
Neurocrine Biosciences, Inc.* 3,900 384,813
Novavax , Inc.*(a) 1,500 121,065
Sage Therapeutics, Inc.* 4,500 330,210
VBI Vaccines, Inc.*(a) 75,000 176,250
Vertex Pharmaceuticals, Inc.* 2,000 416,720
Xencor , Inc.* 17,000 652,460
8,449,578
Communications Equipment 1.0%
Cisco Systems, Inc. 42,410 1,522,519
Electronic Equipment, Instruments & Components 4.0%
Insight Enterprises, Inc.* 57,955 3,091,899
TE Connectivity Ltd. 35,115 3,401,941
6,493,840
Entertainment 5.4%
Activision Blizzard, Inc. 38,100 2,885,313
Electronic Arts, Inc.* 23,050 2,762,082
Sea Ltd., ADR-TW* 19,040 3,002,608
8,650,003
Health Care Equipment & Supplies 0.2%
Shockwave Medical, Inc.* 4,000 273,280
Household Durables 2.4%
Sony Corp., ADR-JP 46,800 3,915,288
Interactive Media & Services 9.4%
Alphabet, Inc., Class A* 4,298 6,946,041
Facebook, Inc., Class A* 31,165 8,199,823
15,145,864
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.* 2,427 7,368,736
IT Services 14.3%
Akamai Technologies, Inc.* 10,615 1,009,699
Booz Allen Hamilton Holding
Corp. 36,400 2,857,400
Euronet Worldwide, Inc.* 32,725 2,907,289
Fiserv, Inc.* 14,000 1,336,580
PayPal Holdings, Inc.* 23,500 4,374,055
Twilio , Inc., Class A* 17,370 4,845,709
Visa, Inc., Class A 30,700 5,578,497
22,909,229
Pharmaceuticals 1.1%
Arvinas , Inc.* 11,500 240,465
Catalent , Inc.* 7,000 614,390
Common Stocks
Shares Value ($)
Pharmaceuticals
Intra-Cellular Therapies, Inc.* 22,000 542,740
Provention Bio, Inc.* 18,500 219,410
Satsuma Pharmaceuticals,
Inc.*(a) 35,000 124,600
1,741,605
Semiconductors & Semiconductor Equipment 22.3%
Broadcom, Inc. 2,966 1,037,003
KLA Corp. 14,940 2,945,869
Lam Research Corp. 10,390 3,554,211
Micron Technology, Inc.* 59,400 2,990,196
NVIDIA Corp. 13,935 6,986,452
NXP Semiconductors NV 41,170 5,562,890
QUALCOMM, Inc. 48,200 5,945,952
Skyworks Solutions, Inc. 16,010 2,262,053
Texas Instruments, Inc. 31,450 4,547,355
35,831,981
Software 22.5%
Adobe, Inc.* 16,000 7,153,600
Avalara, Inc.* 9,000 1,341,450
Crowdstrike Holdings, Inc.,
Class A* 5,200 643,968
DocuSign, Inc.* 12,850 2,598,912
Elastic NV* 7,200 730,152
HubSpot , Inc.* 4,350 1,261,804
Microsoft Corp. 77,530 15,697,499
RingCentral, Inc., Class A* 15,850 4,094,689
ServiceNow , Inc.* 2,950 1,467,832
Varonis Systems, Inc.* 9,050 1,045,909
36,035,815
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc. 93,100 10,134,866
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 1,260 1,592,623
11,727,489
Total Common Stocks
(cost $57,066,180) 160,065,227
Rights 0.1%
Number of
Rights
Pharmaceuticals 0.1%
Bristol-Myers Squibb Co.,
CVR, expiring 12/31/2020* 30,000 97,800
Total Rights
(cost $101,713) 97,800
Short-Term Investment 0.0%
†
Shares
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(b)(c) 78,600 78,600
Total Short-Term Investment
(cost $78,600) 78,600

Nationwide Bailard Technology & Science Fund - October 31, 2020 - Statement of Investments - 67
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price
$806,602, collateralized
by U.S. Treasury
Note, 1.63%, maturing
11/15/2022; total market
value $824,484.(c)(d) 806,598 806,598
Repurchase Agreement
Principal
Amount ($) Value ($)
Total Repurchase Agreement
(cost $806,598) 806,598
Total Investments
(cost $58,053,091) — 100.4% 161,048,225
Liabilities in excess of other assets — (0.4)% (580,658)
NET ASSETS — 100.0%
$ 160,467,567
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $822,272, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $78,600 and $806,598,
respectively, a total value of $885,198.
(b) Represents 7-day effective yield as of October 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $885,198.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
GDR Global Depositary Receipt
JP Japan
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
TW Taiwan
The accompanying notes are an integral part of these financial statements.

68 - Statement of Investments - October 31, 2020 - Nationwide Diamond Hill Large Cap Concentrated Fund
Common Stocks 98.9%
Shares Value ($)
Auto Components 4.2%
BorgWarner, Inc. 23,886 835,532
Automobiles 4.3%
General Motors Co. 25,034 864,424
Banks 4.1%
Bank of America Corp. 34,375 814,687
Beverages 6.0%
PepsiCo, Inc. 8,947 1,192,546
Capital Markets 10.3%
Charles Schwab Corp. (The) 27,492 1,130,196
KKR & Co., Inc. 27,036 923,280
2,053,476
Diversified Financial Services 7.0%
Berkshire Hathaway, Inc.,
Class B* 6,951 1,403,407
Entertainment 5.2%
Walt Disney Co. (The) 8,635 1,046,994
Food Products 5.6%
Mondelez International, Inc.,
Class A 21,023 1,116,742
Health Care Equipment & Supplies 8.2%
Abbott Laboratories 15,645 1,644,446
Household Durables 4.4%
NVR, Inc.* 221 873,633
Household Products 4.8%
Procter & Gamble Co. (The) 7,068 969,023
Common Stocks
Shares Value ($)
Insurance 7.6%
American International Group,
Inc. 48,021 1,512,181
IT Services 7.8%
Cognizant Technology
Solutions Corp., Class A 11,810 843,470
Fidelity National Information
Services, Inc. 5,820 725,114
1,568,584
Machinery 4.5%
Parker-Hannifin Corp. 4,280 891,781
Media 3.9%
Charter Communications, Inc.,
Class A* 1,287 777,116
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp. 7,513 522,153
Pharmaceuticals 4.5%
Pfizer, Inc. 25,642 909,778
Specialty Retail 3.9%
TJX Cos., Inc. (The) 15,498 787,298
Total Investments
(cost $18,276,287) — 98.9% 19,783,801
Other assets in excess of liabilities — 1.1% 226,499
NET ASSETS — 100.0%
$ 20,010,300
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

Nationwide Fund - October 31, 2020 - Statement of Investments - 69
Common Stocks 99.9%
Shares Value ($)
Aerospace & Defense 2.1%
Boeing Co. (The) 18,895 2,728,249
Lockheed Martin Corp. 35,745 12,515,397
Raytheon Technologies Corp. 140,138 7,612,296
22,855,942
Air Freight & Logistics 1.4%
FedEx Corp. 57,759 14,986,728
Airlines 0.2%
Southwest Airlines Co. 61,708 2,439,317
Banks 2.3%
JPMorgan Chase & Co. 252,830 24,787,453
Biotechnology 0.7%
Incyte Corp.* 8,507 737,046
Regeneron Pharmaceuticals,
Inc.* 2,871 1,560,561
Seagen, Inc.* 19,181 3,199,391
Vertex Pharmaceuticals, Inc.* 10,411 2,169,236
7,666,234
Building Products 0.5%
Trane Technologies plc 39,861 5,291,548
Capital Markets 3.5%
Apollo Global Management,
Inc. 105,296 3,881,211
BlackRock, Inc. 4,881 2,924,744
Blackstone Group, Inc. (The),
Class A 234,963 11,846,834
Charles Schwab Corp. (The) 285,187 11,724,038
S&P Global, Inc. 22,736 7,337,589
37,714,416
Chemicals 2.1%
Celanese Corp. 54,856 6,226,705
FMC Corp. 46,681 4,796,006
Linde plc 27,920 6,151,893
PPG Industries, Inc. 42,838 5,556,945
22,731,549
Consumer Finance 0.3%
American Express Co. 31,503 2,874,334
Containers & Packaging 0.8%
Ball Corp. 55,305 4,922,145
Crown Holdings, Inc.* 38,065 3,265,977
8,188,122
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc.,
Class B* 27,229 5,497,535
Equitable Holdings, Inc. 273,466 5,876,784
11,374,319
Electric Utilities 3.6%
Duke Energy Corp. 132,036 12,161,836
Edison International 122,319 6,854,757
Exelon Corp. 211,540 8,438,331
FirstEnergy Corp. 337,316 10,025,031
Southern Co. (The) 26,569 1,526,389
39,006,344
Electrical Equipment 0.1%
Rockwell Automation, Inc. 5,753 1,364,151
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components 0.1%
Vontier Corp.* 40,447 1,162,447
Energy Equipment & Services 0.1%
Schlumberger NV 97,934 1,463,134
Entertainment 2.2%
Electronic Arts, Inc.* 51,479 6,168,729
Netflix, Inc.* 27,999 13,320,244
Spotify Technology SA* 12,577 3,017,097
Walt Disney Co. (The) 9,502 1,152,117
23,658,187
Equity Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate
Equities, Inc. 31,136 4,717,727
American Tower Corp. 45,222 10,385,232
Boston Properties, Inc. 32,328 2,340,871
Equinix, Inc. 11,485 8,398,291
Prologis, Inc. 71,275 7,070,480
32,912,601
Food & Staples Retailing 0.5%
Sysco Corp. 100,535 5,560,591
Food Products 1.7%
Mondelez International, Inc.,
Class A 345,991 18,379,042
Health Care Equipment & Supplies 3.2%
Boston Scientific Corp.* 221,594 7,594,026
Danaher Corp. 46,047 10,569,628
Edwards Lifesciences Corp.* 69,298 4,967,974
Intuitive Surgical, Inc.* 9,218 6,149,144
Teleflex, Inc. 16,500 5,250,795
34,531,567
Health Care Providers & Services 3.0%
Anthem, Inc. 25,163 6,864,466
Centene Corp.* 58,199 3,439,561
HCA Healthcare, Inc. 25,900 3,210,046
Laboratory Corp. of America
Holdings* 11,571 2,311,539
McKesson Corp. 20,485 3,021,332
Quest Diagnostics, Inc. 18,341 2,240,170
UnitedHealth Group, Inc. 36,599 11,167,819
32,254,933
Hotels, Restaurants & Leisure 2.0%
Las Vegas Sands Corp. 101,957 4,900,053
McDonald's Corp. 77,519 16,511,547
21,411,600
Household Durables 1.6%
DR Horton, Inc. 153,802 10,275,512
Lennar Corp., Class A 106,265 7,462,991
17,738,503
Household Products 2.9%
Procter & Gamble Co. (The) 226,136 31,003,246
Industrial Conglomerates 1.3%
3M Co. 11,298 1,807,228
General Electric Co. 238,564 1,770,145
Honeywell International, Inc. 61,056 10,071,187
13,648,560

70 - Statement of Investments - October 31, 2020 - Nationwide Fund
Common Stocks
Shares Value ($)
Insurance 2.8%
American International Group,
Inc. 166,453 5,241,605
Athene Holding Ltd., Class A* 116,782 3,746,366
Chubb Ltd. 46,590 6,052,507
Hartford Financial Services
Group, Inc. (The) 135,367 5,214,337
Marsh & McLennan Cos., Inc. 53,954 5,582,081
Progressive Corp. (The) 51,224 4,707,486
30,544,382
Interactive Media & Services 9.0%
Alphabet, Inc., Class A* 32,006 51,725,217
Facebook, Inc., Class A* 105,446 27,743,897
Match Group, Inc.* 59,071 6,898,311
Snap, Inc., Class A* 202,834 7,989,631
Twitter, Inc.* 91,592 3,788,245
98,145,301
Internet & Direct Marketing Retail 6.2%
Amazon.com, Inc.* 20,750 63,000,113
Booking Holdings, Inc.* 2,371 3,846,947
66,847,060
IT Services 5.0%
Cognizant Technology
Solutions Corp., Class A 74,603 5,328,146
FleetCor Technologies, Inc.* 37,159 8,208,795
Global Payments, Inc. 100,493 15,851,766
PayPal Holdings, Inc.* 52,904 9,847,021
Shopify, Inc., Class A* 4,947 4,578,102
Snowflake, Inc., Class A* 1,308 327,026
Visa, Inc., Class A 57,766 10,496,660
54,637,516
Life Sciences Tools & Services 1.5%
Illumina, Inc.* 7,942 2,324,623
PPD, Inc.* 35,400 1,163,952
Thermo Fisher Scientific, Inc. 27,641 13,077,510
16,566,085
Machinery 2.3%
Fortive Corp. 105,866 6,521,346
Illinois Tool Works, Inc. 2,156 422,317
Ingersoll Rand, Inc.* 159,992 5,590,120
Parker-Hannifin Corp. 15,041 3,133,943
Stanley Black & Decker, Inc. 14,389 2,391,452
Westinghouse Air Brake
Technologies Corp. 125,850 7,462,905
25,522,083
Media 2.5%
Charter Communications, Inc.,
Class A* 34,558 20,866,811
Omnicom Group, Inc. 137,243 6,477,870
27,344,681
Multiline Retail 1.2%
Dollar General Corp. 62,956 13,139,547
Oil, Gas & Consumable Fuels 1.9%
BP plc, ADR-UK 77,704 1,202,858
Chevron Corp. 58,899 4,093,480
Concho Resources, Inc. 18,007 747,470
Diamondback Energy, Inc. 22,518 584,567
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
EOG Resources, Inc. 107,957 3,696,448
Exxon Mobil Corp. 97,416 3,177,710
Marathon Petroleum Corp. 89,164 2,630,338
Pioneer Natural Resources
Co. 11,948 950,583
Royal Dutch Shell plc, Class A,
ADR-NL(a) 106,477 2,720,487
Royal Dutch Shell plc, Class
B, ADR-NL 57,376 1,385,631
21,189,572
Personal Products 0.3%
Estee Lauder Cos., Inc. (The),
Class A 15,361 3,374,197
Pharmaceuticals 5.4%
AstraZeneca plc, ADR-UK 186,611 9,360,408
Bristol-Myers Squibb Co. 185,386 10,835,811
Eli Lilly & Co. 94,665 12,349,996
Merck & Co., Inc. 121,594 9,145,085
Pfizer, Inc. 451,371 16,014,643
Royalty Pharma plc, Class A 31,620 1,160,454
58,866,397
Professional Services 1.3%
Equifax, Inc. 16,040 2,191,064
IHS Markit Ltd. 144,548 11,689,597
13,880,661
Road & Rail 1.0%
JB Hunt Transport Services,
Inc. 56,694 6,901,928
Uber Technologies, Inc.* 110,483 3,691,237
10,593,165
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.* 162,383 12,225,816
KLA Corp. 20,169 3,976,923
Marvell Technology Group Ltd. 274,785 10,307,185
Micron Technology, Inc.* 173,523 8,735,148
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 78,489 6,582,873
Texas Instruments, Inc. 72,577 10,493,908
52,321,853
Software 7.9%
Adobe, Inc.* 9,982 4,462,952
Microsoft Corp. 280,625 56,818,144
salesforce.com, Inc.* 48,669 11,304,349
ServiceNow, Inc.* 9,504 4,728,905
Slack Technologies, Inc., Class
A* 39,449 1,009,105
Splunk, Inc.* 12,392 2,454,112
Workday, Inc., Class A* 21,506 4,518,841
85,296,408
Specialty Retail 1.4%
AutoZone, Inc.* 4,570 5,159,438
TJX Cos., Inc. (The) 192,357 9,771,736
14,931,174
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc. 490,660 53,413,248

Nationwide Fund - October 31, 2020 - Statement of Investments - 71
Common Stocks
Shares Value ($)
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc.* 25,519 2,796,117
Total Common Stocks
(cost $831,706,696) 1,084,414,315
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(b)(c) 37,338 37,338
Total Short-Term Investment
(cost $37,338) 37,338
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price
$383,164, collateralized
by U.S. Treasury
Note, 1.63%, maturing
11/15/2022; total market
value $391,659.(c)(d) 383,162 383,162
Total Repurchase Agreement
(cost $383,162) 383,162
Total Investments
(cost $832,127,196) — 99.9% 1,084,834,815
Other assets in excess of liabilities — 0.1% 678,823
NET ASSETS — 100.0%
$ 1,085,513,638
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $427,528, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $37,338 and $383,162,
respectively, a total value of $420,500.
(b) Represents 7-day effective yield as of October 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $420,500.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

72 - Statement of Investments - October 31, 2020 - Nationwide Geneva Mid Cap Growth Fund
Common Stocks 98.6%
Shares Value ($)
Aerospace & Defense 2.1%
Axon Enterprise, Inc.* 93,563 9,253,381
HEICO Corp., Class A 16,288 1,522,928
10,776,309
Banks 1.0%
Signature Bank 62,180 5,020,413
Building Products 1.4%
Advanced Drainage Systems,
Inc. 42,760 2,712,267
Fortune Brands Home &
Security, Inc. 55,135 4,458,767
7,171,034
Capital Markets 3.4%
Intercontinental Exchange, Inc. 120,506 11,375,766
Raymond James Financial,
Inc. 79,825 6,101,823
17,477,589
Commercial Services & Supplies 3.8%
Copart , Inc.* 178,832 19,735,900
Distributors 3.4%
Pool Corp. 50,793 17,768,915
Diversified Consumer Services 2.4%
frontdoor , Inc.* 168,278 6,667,174
Grand Canyon Education,
Inc.* 77,326 6,060,039
12,727,213
Electronic Equipment, Instruments & Components 7.1%
Amphenol Corp., Class A 125,590 14,171,576
Cognex Corp. 78,369 5,164,517
Keysight Technologies, Inc.* 112,768 11,825,980
Trimble, Inc.* 123,598 5,948,772
37,110,845
Health Care Equipment & Supplies 14.6%
ABIOMED, Inc.* 39,943 10,060,843
Align Technology, Inc.* 25,549 10,885,918
Cooper Cos., Inc. (The) 15,474 4,936,980
IDEXX Laboratories, Inc.* 46,806 19,884,125
Masimo Corp.* 42,531 9,519,288
STERIS plc 71,935 12,746,163
Teleflex, Inc. 25,696 8,177,238
76,210,555
Health Care Providers & Services 1.1%
HealthEquity , Inc.* 106,357 5,476,322
Household Products 2.6%
Church & Dwight Co., Inc. 153,794 13,593,852
Industrial Conglomerates 2.1%
Roper Technologies, Inc. 30,060 11,162,480
Internet & Direct Marketing Retail 0.7%
Etsy, Inc.* 29,711 3,612,560
Common Stocks
Shares Value ($)
IT Services 11.7%
Broadridge Financial
Solutions, Inc. 93,205 12,825,008
EPAM Systems, Inc.* 51,666 15,962,211
Fiserv, Inc.* 134,679 12,857,804
Gartner, Inc.* 56,673 6,806,427
Global Payments, Inc. 80,913 12,763,217
61,214,667
Life Sciences Tools & Services 2.0%
Repligen Corp.* 61,785 10,291,527
Machinery 2.1%
IDEX Corp. 64,824 11,045,361
Pharmaceuticals 1.2%
Catalent , Inc.* 73,096 6,415,636
Professional Services 6.8%
CoStar Group, Inc.* 25,905 21,335,617
Verisk Analytics, Inc. 79,272 14,108,038
35,443,655
Road & Rail 0.9%
JB Hunt Transport Services,
Inc. 36,386 4,429,632
Semiconductors & Semiconductor Equipment 0.9%
Microchip Technology, Inc. 45,136 4,742,891
Software 18.6%
ANSYS, Inc.* 53,417 16,258,532
Blackline, Inc.* 140,008 13,675,981
HubSpot , Inc.* 49,072 14,234,315
Intuit, Inc. 54,229 17,064,782
RealPage , Inc.* 200,693 11,176,593
SS&C Technologies Holdings,
Inc. 135,689 8,035,503
Tyler Technologies, Inc.* 43,053 16,548,712
96,994,418
Specialty Retail 6.0%
Burlington Stores, Inc.* 53,717 10,398,537
O'Reilly Automotive, Inc.* 34,579 15,097,191
Ulta Beauty, Inc.* 27,243 5,633,035
31,128,763
Textiles, Apparel & Luxury Goods 1.2%
Lululemon Athletica, Inc.* 18,945 6,048,949
Trading Companies & Distributors 1.5%
Watsco , Inc. 35,721 8,006,505
Total Investments
(cost $287,556,616) — 98.6% 513,605,991
Other assets in excess of liabilities — 1.4% 7,482,442
NET ASSETS — 100.0%
$ 521,088,433
* Denotes a non-income producing security.
The accompanying notes are an integral part of these financial statements.

Nationwide Loomis All Cap Growth Fund - October 31, 2020 - Statement of Investments - 73
Common Stocks 98.7%
Shares Value ($)
Aerospace & Defense 2.3%
Boeing Co. (The) 61,877 8,934,420
Air Freight & Logistics 3.2%
Expeditors International of
Washington, Inc. 139,890 12,362,079
Beverages 4.5%
Monster Beverage Corp.* 222,587 17,043,487
Biotechnology 4.6%
BioMarin Pharmaceutical, Inc.* 56,511 4,206,114
Regeneron Pharmaceuticals,
Inc.* 24,384 13,254,167
17,460,281
Capital Markets 4.6%
FactSet Research Systems,
Inc. 19,567 5,997,286
MSCI, Inc. 16,138 5,645,718
SEI Investments Co. 119,942 5,895,149
17,538,153
Communications Equipment 1.4%
Cisco Systems, Inc. 146,561 5,261,540
Energy Equipment & Services 0.6%
Schlumberger NV 148,917 2,224,820
Entertainment 1.9%
Walt Disney Co. (The) 59,124 7,168,785
Health Care Equipment & Supplies 1.2%
Intuitive Surgical, Inc.* 5,808 3,874,401
Varian Medical Systems, Inc.* 4,163 719,366
4,593,767
Health Care Technology 1.8%
Cerner Corp. 99,819 6,996,314
Hotels, Restaurants & Leisure 4.4%
Starbucks Corp. 74,846 6,508,608
Yum China Holdings, Inc. 118,379 6,301,314
Yum! Brands, Inc. 42,152 3,934,046
16,743,968
Household Products 1.2%
Colgate-Palmolive Co. 59,631 4,704,290
Common Stocks
Shares Value ($)
Interactive Media & Services 10.5%
Alphabet, Inc., Class A* 5,531 8,938,705
Alphabet, Inc., Class C* 5,537 8,975,532
Facebook, Inc., Class A* 84,148 22,140,180
40,054,417
Internet & Direct Marketing Retail 14.5%
Alibaba Group Holding Ltd.,
ADR-CN* 88,468 26,955,315
Amazon.com, Inc.* 9,321 28,299,954
55,255,269
IT Services 4.8%
Automatic Data Processing,
Inc. 17,677 2,792,259
Visa, Inc., Class A 86,255 15,673,396
18,465,655
Life Sciences Tools & Services 2.1%
Illumina, Inc.* 27,007 7,904,949
Machinery 3.3%
Deere & Co. 56,277 12,713,537
Pharmaceuticals 4.8%
Novartis AG, ADR-CH 64,412 5,029,289
Novo Nordisk A/S, ADR-DK 50,084 3,199,867
Roche Holding AG, ADR-CH 253,363 10,131,986
18,361,142
Semiconductors & Semiconductor Equipment 7.9%
NVIDIA Corp. 42,169 21,141,850
QUALCOMM, Inc. 73,970 9,124,939
30,266,789
Software 17.5%
Autodesk, Inc.* 77,247 18,194,758
Microsoft Corp. 52,203 10,569,542
Oracle Corp. 258,140 14,484,235
salesforce.com, Inc.* 54,326 12,618,300
Workday, Inc., Class A* 51,978 10,921,617
66,788,452
Textiles, Apparel & Luxury Goods 1.6%
Under Armour , Inc., Class A* 436,669 6,043,499
Total Investments
(cost $259,529,803) — 98.7% 376,885,613
Other assets in excess of liabilities — 1.3% 4,980,336
NET ASSETS — 100.0%
$ 381,865,949
* Denotes a non-income producing security.
ADR American Depositary Receipt
CH Switzerland
CN China
DK Denmark
The accompanying notes are an integral part of these financial statements.

74 - Statement of Investments - October 31, 2020 - Nationwide Mellon Dynamic U.S. Core Fund
Common Stocks 87.1%
Shares Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The) 18,890 2,727,527
General Dynamics Corp. 8,252 1,083,735
Howmet Aerospace, Inc. 13,628 235,083
Huntington Ingalls Industries,
Inc. 1,465 216,058
L3Harris Technologies, Inc. 7,681 1,237,486
Lockheed Martin Corp. 8,759 3,066,789
Northrop Grumman Corp. 5,514 1,598,067
Raytheon Technologies Corp. 54,388 2,954,356
Teledyne Technologies, Inc.* 1,298 401,277
Textron, Inc. 8,101 290,016
TransDigm Group, Inc. 1,950 930,950
14,741,344
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc. 4,793 423,845
Expeditors International of
Washington, Inc. 6,065 535,964
FedEx Corp. 8,576 2,225,215
United Parcel Service, Inc.,
Class B 25,185 3,956,815
7,141,839
Airlines 0.2%
Alaska Air Group, Inc. 4,330 164,064
American Airlines Group, Inc.
(a) 18,824 212,335
Delta Air Lines, Inc. 22,821 699,235
Southwest Airlines Co. 21,155 836,257
United Airlines Holdings, Inc.* 10,393 351,907
2,263,798
Auto Components 0.1%
Aptiv plc 9,575 923,892
BorgWarner, Inc. 7,635 267,072
1,190,964
Automobiles 0.2%
Ford Motor Co. 141,038 1,090,224
General Motors Co. 44,736 1,544,734
2,634,958
Banks 3.0%
Bank of America Corp. 271,670 6,438,579
Citigroup, Inc. 74,121 3,070,092
Citizens Financial Group, Inc. 15,466 421,448
Comerica, Inc. 5,257 239,246
Fifth Third Bancorp 25,897 601,328
First Republic Bank 6,177 779,167
Huntington Bancshares, Inc. 36,815 384,349
JPMorgan Chase & Co. 108,622 10,649,301
KeyCorp 35,575 461,763
M&T Bank Corp. 4,520 468,182
People's United Financial, Inc. 15,792 168,501
PNC Financial Services
Group, Inc. (The) 15,091 1,688,381
Regions Financial Corp. 33,805 449,606
SVB Financial Group* 1,858 540,121
Truist Financial Corp. 47,921 2,018,433
US Bancorp 48,741 1,898,462
Wells Fargo & Co. 146,704 3,146,801
Common Stocks
Shares Value ($)
Banks
Zions Bancorp NA 5,957 192,232
33,615,992
Beverages 1.4%
Brown-Forman Corp., Class B 6,575 458,344
Coca-Cola Co. (The) 137,752 6,620,361
Constellation Brands, Inc.,
Class A 6,040 997,989
Molson Coors Beverage Co.,
Class B 6,607 232,963
Monster Beverage Corp.* 13,102 1,003,220
PepsiCo, Inc. 49,338 6,576,262
15,889,139
Biotechnology 1.7%
AbbVie, Inc. 62,875 5,350,663
Alexion Pharmaceuticals, Inc.* 7,923 912,254
Amgen, Inc. 20,865 4,526,453
Biogen, Inc.* 5,628 1,418,650
Gilead Sciences, Inc. 44,627 2,595,060
Incyte Corp.* 6,707 581,094
Regeneron Pharmaceuticals,
Inc.* 3,719 2,021,500
Vertex Pharmaceuticals, Inc.* 9,270 1,931,497
19,337,171
Building Products 0.4%
A O Smith Corp. 4,908 253,695
Allegion plc 3,318 326,823
Carrier Global Corp. 28,871 964,003
Fortune Brands Home &
Security, Inc. 4,868 393,675
Johnson Controls International
plc 26,412 1,114,850
Masco Corp. 9,238 495,157
Trane Technologies plc 8,494 1,127,578
4,675,781
Capital Markets 2.3%
Ameriprise Financial, Inc. 4,368 702,505
Bank of New York Mellon
Corp. (The) 28,906 993,210
BlackRock, Inc. 5,048 3,024,812
Cboe Global Markets, Inc. 3,967 322,477
Charles Schwab Corp. (The) 51,468 2,115,850
CME Group, Inc. 12,758 1,922,886
Franklin Resources, Inc. 9,950 186,563
Goldman Sachs Group, Inc.
(The) 12,332 2,331,241
Intercontinental Exchange, Inc. 19,963 1,884,507
Invesco Ltd. 13,723 179,909
MarketAxess Holdings, Inc. 1,370 738,225
Moody's Corp. 5,739 1,508,783
Morgan Stanley 50,999 2,455,602
MSCI, Inc. 2,968 1,038,325
Nasdaq, Inc. 4,119 498,358
Northern Trust Corp. 7,356 575,754
Raymond James Financial,
Inc. 4,438 339,241
S&P Global, Inc. 8,580 2,769,023
State Street Corp. 12,770 752,153

Nationwide Mellon Dynamic U.S. Core Fund - October 31, 2020 - Statement of Investments - 75
Common Stocks
Shares Value ($)
Capital Markets
T. Rowe Price Group, Inc. 8,055 1,020,246
25,359,670
Chemicals 1.6%
Air Products & Chemicals, Inc. 7,860 2,171,246
Albemarle Corp. 3,761 350,563
Celanese Corp. 4,172 473,564
CF Industries Holdings, Inc. 7,791 215,109
Corteva , Inc. 27,010 890,790
Dow, Inc. 26,321 1,197,342
DuPont de Nemours, Inc. 26,078 1,483,317
Eastman Chemical Co. 4,852 392,236
Ecolab, Inc. 8,829 1,620,916
FMC Corp. 4,634 476,097
International Flavors &
Fragrances, Inc.(a) 3,772 387,234
Linde plc 18,713 4,123,222
LyondellBasell Industries NV,
Class A 9,275 634,874
Mosaic Co. (The) 12,731 235,523
PPG Industries, Inc. 8,374 1,086,275
Sherwin-Williams Co. (The) 2,915 2,005,462
17,743,770
Commercial Services & Supplies 0.4%
Cintas Corp. 3,085 970,387
Copart , Inc.* 7,320 807,835
Republic Services, Inc. 7,444 656,337
Rollins, Inc. 5,303 306,778
Waste Management, Inc. 13,816 1,490,885
4,232,222
Communications Equipment 0.7%
Arista Networks, Inc.* 1,975 412,578
Cisco Systems, Inc. 150,833 5,414,905
F5 Networks, Inc.* 2,193 291,537
Juniper Networks, Inc. 12,301 242,576
Motorola Solutions, Inc. 6,023 951,995
7,313,591
Construction & Engineering 0.1%
Jacobs Engineering Group,
Inc. 4,590 436,050
Quanta Services, Inc. 5,046 315,022
751,072
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,245 597,956
Vulcan Materials Co. 4,776 691,756
1,289,712
Consumer Finance 0.4%
American Express Co. 23,206 2,117,316
Capital One Financial Corp. 16,213 1,184,846
Discover Financial Services 10,838 704,578
Synchrony Financial 19,639 491,368
4,498,108
Containers & Packaging 0.3%
Amcor plc 55,476 578,615
Avery Dennison Corp. 2,962 409,911
Ball Corp. 11,770 1,047,530
International Paper Co. 14,177 620,244
Packaging Corp. of America 3,337 382,053
Common Stocks
Shares Value ($)
Containers & Packaging
Sealed Air Corp. 5,477 216,834
Westrock Co. 9,555 358,790
3,613,977
Distributors 0.1%
Genuine Parts Co. 5,181 468,518
LKQ Corp.* 10,244 327,706
Pool Corp. 1,275 446,033
1,242,257
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc.,
Class B* 70,660 14,266,254
Diversified Telecommunication Services 1.4%
AT&T, Inc. 253,895 6,860,243
CenturyLink, Inc. 36,245 312,432
Verizon Communications, Inc. 147,475 8,404,600
15,577,275
Electric Utilities 1.7%
Alliant Energy Corp. 8,964 495,530
American Electric Power Co.,
Inc. 17,631 1,585,556
Duke Energy Corp. 26,165 2,410,058
Edison International 13,595 761,864
Entergy Corp. 7,088 717,447
Evergy , Inc. 8,296 457,939
Eversource Energy 12,160 1,061,203
Exelon Corp. 34,609 1,380,553
FirstEnergy Corp. 19,484 579,065
NextEra Energy, Inc. 69,772 5,108,008
NRG Energy, Inc. 8,910 281,734
Pinnacle West Capital Corp. 3,993 325,709
PPL Corp. 27,694 761,585
Southern Co. (The) 37,568 2,158,282
Xcel Energy, Inc. 18,911 1,324,337
19,408,870
Electrical Equipment 0.4%
AMETEK, Inc. 8,260 811,132
Eaton Corp. plc 14,218 1,475,686
Emerson Electric Co. 21,233 1,375,686
Rockwell Automation, Inc. 4,170 988,791
4,651,295
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 10,595 1,195,540
CDW Corp. 5,120 627,712
Corning, Inc. 27,491 878,887
FLIR Systems, Inc. 4,770 165,471
IPG Photonics Corp.* 1,271 236,355
Keysight Technologies, Inc.* 6,750 707,873
TE Connectivity Ltd. 11,718 1,135,240
Vontier Corp.* 4,820 138,527
Zebra Technologies Corp.,
Class A* 1,927 546,574
5,632,179
Energy Equipment & Services 0.2%
Baker Hughes Co. 23,608 348,690
Halliburton Co. 32,096 387,078
National Oilwell Varco, Inc. 13,726 115,298
Schlumberger NV 50,079 748,180

76 - Statement of Investments - October 31, 2020 - Nationwide Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
TechnipFMC plc 14,875 82,259
1,681,505
Entertainment 1.8%
Activision Blizzard, Inc. 27,463 2,079,773
Electronic Arts, Inc.* 10,260 1,229,456
Live Nation Entertainment,
Inc.* 5,227 255,077
Netflix, Inc.* 15,716 7,476,730
Take-Two Interactive Software,
Inc.* 4,110 636,721
Walt Disney Co. (The) 64,399 7,808,379
19,486,136
Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate
Equities, Inc. 4,151 628,960
American Tower Corp. 15,796 3,627,551
Apartment Investment &
Management Co., Class A 5,269 168,081
AvalonBay Communities, Inc. 4,986 693,702
Boston Properties, Inc. 4,989 361,253
Crown Castle International
Corp. 14,935 2,332,847
Digital Realty Trust, Inc. 9,559 1,379,364
Duke Realty Corp. 13,307 505,533
Equinix , Inc. 3,152 2,304,868
Equity Residential 12,115 569,163
Essex Property Trust, Inc. 2,300 470,557
Extra Space Storage, Inc. 4,556 528,268
Federal Realty Investment
Trust 2,469 169,818
Healthpeak Properties, Inc. 19,258 519,388
Host Hotels & Resorts, Inc. 25,780 270,174
Iron Mountain, Inc. 10,601 276,262
Kimco Realty Corp. 15,014 154,044
Mid-America Apartment
Communities, Inc. 4,126 481,215
Prologis, Inc. 26,294 2,608,365
Public Storage 5,476 1,254,387
Realty Income Corp. 12,360 715,150
Regency Centers Corp. 5,771 205,390
SBA Communications Corp. 3,976 1,154,511
Simon Property Group, Inc. 11,071 695,370
SL Green Realty Corp. 2,694 115,330
UDR, Inc. 10,636 332,269
Ventas, Inc. 13,457 531,148
Vornado Realty Trust 5,641 173,348
Welltower , Inc. 15,064 809,991
Weyerhaeuser Co. 26,924 734,756
24,771,063
Food & Staples Retailing 1.4%
Costco Wholesale Corp. 15,730 5,625,363
Kroger Co. (The) 27,594 888,803
Sysco Corp. 18,053 998,511
Walgreens Boots Alliance, Inc. 25,507 868,258
Walmart, Inc. 49,478 6,865,073
15,246,008
Food Products 0.9%
Archer-Daniels-Midland Co. 19,707 911,252
Common Stocks
Shares Value ($)
Food Products
Campbell Soup Co. 7,198 335,931
Conagra Brands, Inc. 17,577 616,777
General Mills, Inc. 21,702 1,283,022
Hershey Co. (The) 5,221 717,679
Hormel Foods Corp. 10,096 491,574
J M Smucker Co. (The) 4,174 468,323
Kellogg Co. 9,020 567,268
Kraft Heinz Co. (The) 23,360 714,582
Lamb Weston Holdings, Inc. 5,366 340,473
McCormick & Co., Inc.
(Non-Voting) 4,464 805,796
Mondelez International, Inc.,
Class A 50,846 2,700,939
Tyson Foods, Inc., Class A 10,408 595,650
10,549,266
Gas Utilities 0.0%
†
Atmos Energy Corp. 4,401 403,440
Health Care Equipment & Supplies 3.5%
Abbott Laboratories 63,088 6,631,180
ABIOMED, Inc.* 1,644 414,091
Align Technology, Inc.* 2,571 1,095,452
Baxter International, Inc. 17,990 1,395,484
Becton Dickinson and Co. 10,314 2,383,875
Boston Scientific Corp.* 50,885 1,743,829
Cooper Cos., Inc. (The) 1,769 564,399
Danaher Corp. 22,491 5,162,584
Dentsply Sirona, Inc. 8,007 377,850
DexCom , Inc.* 3,402 1,087,211
Edwards Lifesciences Corp.* 22,107 1,584,851
Hologic , Inc.* 9,160 630,391
IDEXX Laboratories, Inc.* 3,020 1,282,956
Intuitive Surgical, Inc.* 4,166 2,779,055
Medtronic plc 47,885 4,815,795
ResMed , Inc. 5,138 986,188
STERIS plc 3,004 532,279
Stryker Corp. 11,628 2,348,972
Teleflex, Inc. 1,675 533,035
Varian Medical Systems, Inc.* 3,221 556,589
West Pharmaceutical
Services, Inc. 2,615 711,463
Zimmer Biomet Holdings, Inc. 7,346 970,407
38,587,936
Health Care Providers & Services 2.3%
AmerisourceBergen Corp. 5,190 498,603
Anthem, Inc. 8,949 2,441,287
Cardinal Health, Inc. 10,575 484,229
Centene Corp.* 20,575 1,215,983
Cigna Corp. 13,064 2,181,296
CVS Health Corp. 46,581 2,612,728
DaVita, Inc.* 2,624 226,320
HCA Healthcare, Inc. 9,361 1,160,202
Henry Schein, Inc.* 5,215 331,570
Humana, Inc. 4,705 1,878,613
Laboratory Corp. of America
Holdings* 3,447 688,607
McKesson Corp. 5,859 864,144
Quest Diagnostics, Inc. 4,783 584,196
UnitedHealth Group, Inc. 33,872 10,335,702

Nationwide Mellon Dynamic U.S. Core Fund - October 31, 2020 - Statement of Investments - 77
Common Stocks
Shares Value ($)
Health Care Providers & Services
Universal Health Services,
Inc., Class B 2,887 316,271
25,819,751
Health Care Technology 0.1%
Cerner Corp. 11,033 773,303
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.(a) 18,577 254,691
Chipotle Mexican Grill, Inc.* 1,004 1,206,286
Darden Restaurants, Inc. 4,743 435,977
Domino's Pizza, Inc. 1,411 533,809
Hilton Worldwide Holdings,
Inc. 9,831 863,260
Las Vegas Sands Corp. 11,959 574,749
Marriott International, Inc.,
Class A 9,430 875,858
McDonald's Corp. 26,511 5,646,843
MGM Resorts International 14,372 295,632
Norwegian Cruise Line
Holdings Ltd.* 10,205 169,709
Royal Caribbean Cruises Ltd. 6,298 355,333
Starbucks Corp. 41,627 3,619,884
Wynn Resorts Ltd. 3,497 253,288
Yum! Brands, Inc. 10,869 1,014,404
16,099,723
Household Durables 0.4%
DR Horton, Inc. 11,907 795,507
Garmin Ltd. 5,304 551,722
Leggett & Platt, Inc. 4,625 193,001
Lennar Corp., Class A 9,730 683,338
Mohawk Industries, Inc.* 2,123 219,072
Newell Brands, Inc. 13,517 238,710
NVR, Inc.* 126 498,089
PulteGroup, Inc. 9,644 393,090
Whirlpool Corp. 2,259 417,825
3,990,354
Household Products 1.6%
Church & Dwight Co., Inc. 8,766 774,826
Clorox Co. (The) 4,527 938,221
Colgate-Palmolive Co. 30,509 2,406,855
Kimberly-Clark Corp. 12,127 1,607,919
Procter & Gamble Co. (The) 88,741 12,166,391
17,894,212
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 23,444 457,158
Industrial Conglomerates 1.0%
3M Co. 20,509 3,280,620
General Electric Co. 311,325 2,310,032
Honeywell International, Inc. 24,995 4,122,925
Roper Technologies, Inc. 3,722 1,382,127
11,095,704
Insurance 1.6%
Aflac, Inc. 23,505 797,995
Allstate Corp. (The) 11,084 983,705
American International Group,
Inc. 30,536 961,579
Aon plc, Class A(a) 8,236 1,515,506
Common Stocks
Shares Value ($)
Insurance
Arthur J Gallagher & Co. 6,830 708,339
Assurant, Inc. 2,177 270,753
Chubb Ltd. 16,052 2,085,315
Cincinnati Financial Corp. 5,387 381,076
Everest Re Group Ltd. 1,448 285,372
Globe Life, Inc. 3,530 286,248
Hartford Financial Services
Group, Inc. (The) 12,638 486,816
Lincoln National Corp. 6,646 233,275
Loews Corp. 8,794 304,976
Marsh & McLennan Cos., Inc. 18,019 1,864,246
MetLife, Inc. 27,377 1,036,219
Principal Financial Group, Inc. 9,199 360,785
Progressive Corp. (The) 20,822 1,913,542
Prudential Financial, Inc. 14,007 896,728
Travelers Cos., Inc. (The) 8,982 1,084,217
Unum Group 7,439 131,373
W R Berkley Corp. 5,133 308,596
Willis Towers Watson plc 4,634 845,612
17,742,273
Interactive Media & Services 5.2%
Alphabet, Inc., Class A* 10,711 17,310,154
Alphabet, Inc., Class C* 10,466 16,965,491
Facebook, Inc., Class A* 85,715 22,552,473
Twitter, Inc.* 28,094 1,161,968
57,990,086
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.* 15,180 46,088,757
Booking Holdings, Inc.* 1,457 2,363,983
eBay, Inc. 23,615 1,124,782
Etsy, Inc.* 3,888 472,742
Expedia Group, Inc. 4,947 465,760
50,516,024
IT Services 4.6%
Accenture plc, Class A 22,664 4,916,048
Akamai Technologies, Inc.* 5,854 556,832
Automatic Data Processing,
Inc. 15,296 2,416,156
Broadridge Financial
Solutions, Inc. 4,140 569,664
Cognizant Technology
Solutions Corp., Class A 19,265 1,375,906
DXC Technology Co. 9,387 172,909
Fidelity National Information
Services, Inc. 22,061 2,748,580
Fiserv, Inc.* 19,771 1,887,537
FleetCor Technologies, Inc.* 3,040 671,566
Gartner, Inc.* 3,216 386,242
Global Payments, Inc. 10,643 1,678,827
International Business
Machines Corp. 31,716 3,541,409
Jack Henry & Associates, Inc. 2,801 415,248
Leidos Holdings, Inc. 4,798 398,234
Mastercard , Inc., Class A 31,484 9,087,542
Paychex, Inc. 11,519 947,438
PayPal Holdings, Inc.* 41,813 7,782,654
VeriSign, Inc.* 3,580 682,706
Visa, Inc., Class A 60,096 10,920,044

78 - Statement of Investments - October 31, 2020 - Nationwide Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
IT Services
Western Union Co. (The) 15,063 292,825
51,448,367
Leisure Products 0.0%
†
Hasbro, Inc. 4,483 370,834
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc. 10,945 1,117,375
Bio-Rad Laboratories, Inc.,
Class A* 753 441,574
Illumina, Inc.* 5,190 1,519,113
IQVIA Holdings, Inc.* 6,875 1,058,681
Mettler -Toledo International,
Inc.* 850 848,224
PerkinElmer, Inc. 4,074 527,787
Thermo Fisher Scientific, Inc. 14,095 6,668,626
Waters Corp.* 2,252 501,791
12,683,171
Machinery 1.5%
Caterpillar, Inc. 19,276 3,027,296
Cummins, Inc. 5,243 1,152,883
Deere & Co. 11,153 2,519,574
Dover Corp. 5,159 571,153
Flowserve Corp. 4,612 134,301
Fortive Corp. 12,051 742,342
IDEX Corp. 2,760 470,276
Illinois Tool Works, Inc. 10,234 2,004,636
Ingersoll Rand, Inc.* 13,354 466,589
Otis Worldwide Corp. 14,437 884,699
PACCAR, Inc. 12,474 1,065,030
Parker-Hannifin Corp. 4,633 965,332
Pentair plc 5,910 294,081
Snap-on, Inc. 1,939 305,451
Stanley Black & Decker, Inc. 5,758 956,980
Westinghouse Air Brake
Technologies Corp. 6,433 381,477
Xylem, Inc. 6,426 559,962
16,502,062
Media 1.1%
Charter Communications, Inc.,
Class A* 5,326 3,215,945
Comcast Corp., Class A 162,449 6,861,846
Discovery, Inc., Class A*(a) 5,558 112,494
Discovery, Inc., Class C* 11,514 210,936
DISH Network Corp., Class A* 8,631 220,004
Fox Corp., Class A 12,467 330,625
Fox Corp., Class B 5,740 150,044
Interpublic Group of Cos., Inc.
(The) 14,375 260,044
News Corp., Class A 13,567 178,135
News Corp., Class B 4,198 54,658
Omnicom Group, Inc. 7,650 361,080
ViacomCBS , Inc. 20,318 580,485
12,536,296
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 52,349 907,732
Newmont Corp. 28,558 1,794,585
Nucor Corp. 10,752 513,515
3,215,832
Common Stocks
Shares Value ($)
Multiline Retail 0.5%
Dollar General Corp. 8,856 1,848,336
Dollar Tree, Inc.* 8,553 772,507
Target Corp. 17,820 2,712,560
5,333,403
Multi-Utilities 0.9%
Ameren Corp. 8,881 720,427
CenterPoint Energy, Inc. 19,507 412,183
CMS Energy Corp. 10,321 653,629
Consolidated Edison, Inc. 11,988 940,938
Dominion Energy, Inc. 29,895 2,401,764
DTE Energy Co. 6,827 842,588
NiSource, Inc. 13,770 316,297
Public Service Enterprise
Group, Inc. 18,237 1,060,482
Sempra Energy 10,273 1,287,823
WEC Energy Group, Inc. 11,254 1,131,590
9,767,721
Oil, Gas & Consumable Fuels 1.6%
Apache Corp. 13,199 109,552
Cabot Oil & Gas Corp. 14,837 263,950
Chevron Corp. 68,535 4,763,183
Concho Resources, Inc. 7,134 296,132
ConocoPhillips 38,094 1,090,250
Devon Energy Corp. 14,245 127,208
Diamondback Energy, Inc. 5,792 150,360
EOG Resources, Inc. 20,980 718,355
Exxon Mobil Corp. 150,629 4,913,518
Hess Corp. 9,847 366,505
HollyFrontier Corp. 5,332 98,695
Kinder Morgan, Inc. 70,256 836,046
Marathon Oil Corp. 28,432 112,591
Marathon Petroleum Corp. 23,462 692,129
Occidental Petroleum Corp. 30,635 279,698
ONEOK, Inc. 16,256 471,424
Phillips 66 15,478 722,204
Pioneer Natural Resources
Co. 5,950 473,382
Valero Energy Corp. 14,812 571,891
Williams Cos., Inc. (The) 43,709 838,776
17,895,849
Personal Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 8,021 1,761,893
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. 80,291 4,693,009
Catalent , Inc.* 5,348 469,394
Eli Lilly & Co. 28,274 3,688,626
Johnson & Johnson 93,849 12,867,637
Merck & Co., Inc. 90,130 6,778,677
Mylan NV* 19,019 276,536
Perrigo Co. plc 4,785 209,918
Pfizer, Inc. 198,015 7,025,572
Zoetis, Inc. 16,913 2,681,556
38,690,925
Professional Services 0.3%
Equifax, Inc. 4,379 598,172
IHS Markit Ltd. 13,237 1,070,476
Nielsen Holdings plc 12,485 168,672

Nationwide Mellon Dynamic U.S. Core Fund - October 31, 2020 - Statement of Investments - 79
Common Stocks
Shares Value ($)
Professional Services
Robert Half International, Inc. 4,172 211,479
Verisk Analytics, Inc. 5,763 1,025,641
3,074,440
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 11,850 597,240
Road & Rail 0.9%
CSX Corp. 27,217 2,148,510
JB Hunt Transport Services,
Inc. 3,003 365,585
Kansas City Southern 3,337 587,779
Norfolk Southern Corp. 9,074 1,897,555
Old Dominion Freight Line, Inc. 3,477 661,916
Union Pacific Corp. 24,182 4,284,809
9,946,154
Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc.* 41,805 3,147,499
Analog Devices, Inc. 13,136 1,557,010
Applied Materials, Inc. 32,484 1,924,027
Broadcom, Inc. 14,327 5,009,149
Intel Corp. 151,561 6,711,121
KLA Corp. 5,519 1,088,236
Lam Research Corp. 5,178 1,771,290
Maxim Integrated Products,
Inc. 9,623 670,242
Microchip Technology, Inc. 9,110 957,279
Micron Technology, Inc.* 39,520 1,989,437
NVIDIA Corp. 21,992 11,025,909
Qorvo , Inc.* 4,036 514,025
QUALCOMM, Inc. 40,191 4,957,962
Skyworks Solutions, Inc. 5,922 836,719
Teradyne, Inc. 5,409 475,181
Texas Instruments, Inc. 32,626 4,717,393
Xilinx, Inc. 8,820 1,046,846
48,399,325
Software 7.9%
Adobe, Inc.* 17,094 7,642,727
ANSYS, Inc.* 3,044 926,502
Autodesk, Inc.* 7,798 1,836,741
Cadence Design Systems,
Inc.* 9,894 1,082,107
Citrix Systems, Inc. 4,446 503,598
Fortinet, Inc.* 4,869 537,392
Intuit, Inc. 9,321 2,933,132
Microsoft Corp. 269,829 54,632,278
NortonLifeLock , Inc. 21,221 436,516
Oracle Corp. 68,855 3,863,454
Paycom Software, Inc.* 1,748 636,429
salesforce.com, Inc.* 32,429 7,532,284
ServiceNow , Inc.* 6,829 3,397,906
Synopsys, Inc.* 5,389 1,152,492
Tyler Technologies, Inc.* 1,464 562,732
87,676,290
Specialty Retail 2.1%
Advance Auto Parts, Inc. 2,512 369,967
AutoZone, Inc.* 829 935,924
Best Buy Co., Inc. 8,169 911,252
CarMax, Inc.* 5,860 506,538
Gap, Inc. (The) 7,636 148,520
Common Stocks
Shares Value ($)
Specialty Retail
Home Depot, Inc. (The) 38,367 10,232,863
L Brands, Inc. 8,646 276,759
Lowe's Cos., Inc. 26,919 4,255,894
O'Reilly Automotive, Inc.* 2,630 1,148,258
Ross Stores, Inc. 12,638 1,076,379
Tiffany & Co. 3,939 515,379
TJX Cos., Inc. (The) 42,666 2,167,433
Tractor Supply Co. 4,195 558,816
Ulta Beauty, Inc.* 2,042 422,224
23,526,206
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc. 573,221 62,400,838
Hewlett Packard Enterprise
Co. 46,135 398,606
HP, Inc. 48,717 874,957
NetApp, Inc. 8,041 352,919
Seagate Technology plc 8,190 391,646
Western Digital Corp. 10,801 407,522
Xerox Holdings Corp. 6,733 117,020
64,943,508
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc. 12,716 204,346
NIKE, Inc., Class B 44,352 5,325,788
PVH Corp. 2,631 153,361
Ralph Lauren Corp. 1,814 121,266
Tapestry, Inc. 10,091 224,323
Under Armour , Inc., Class A* 6,617 91,580
Under Armour , Inc., Class C* 6,836 83,604
VF Corp. 11,557 776,630
6,980,898
Tobacco 0.6%
Altria Group, Inc. 66,140 2,386,331
Philip Morris International, Inc. 55,465 3,939,124
6,325,455
Trading Companies & Distributors 0.2%
Fastenal Co. 20,674 893,737
United Rentals, Inc.* 2,619 466,942
WW Grainger, Inc. 1,624 568,432
1,929,111
Water Utilities 0.1%
American Water Works Co.,
Inc. 6,526 982,228
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 20,702 2,268,318
Total Common Stocks
(cost $775,893,785) 967,030,706

80 - Statement of Investments - October 31, 2020 - Nationwide Mellon Dynamic U.S. Core Fund
Purchased Options 0.1%
Number of
Contracts Value ($)
Call Options 0.0%
†
Index Funds: 0.0%
†
S&P 500 E-Mini Index
12/18/2020 at USD
3,600.00, American Style
Notional Amount: USD
38,258,532
Exchange Traded
*
234 202,410
S&P 500 E-Mini Index
11/20/2020 at USD
3,550.00, European Style
Notional Amount: USD
76,353,566
Exchange Traded
*
467 186,800
Put Option 0.1%
Future Interest Rate Options: 0.1%
U.S. Treasury 30 Year Bond
11/20/2020 at USD 168.00,
American Style
Notional Amount: USD
105,800,000
Exchange Traded
*
1,058 661,250
Total Purchased Options
(cost $3,048,851) 1,050,460
Short-Term Investments 9.2%
Shares
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(b)(c) 82,964 82,964
(cost $82,964)
U.S. Treasury Obligation 9.2%
U.S. Treasury Bills
0.10% 12/17/2020 93,155,000 93,144,520
0.11% 02/25/2021(d) 9,051,000 9,047,964
Total U.S. Treasury
Obligation
(cost $102,191,177) 102,192,484
Total Short-Term Investment
(cost $102,274,141) 102,275,448
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
BNP Paribas Securities
Corp.,
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price
$851,381, collateralized
by U.S. Treasury
Note, 1.63%, maturing
11/15/2022; total market
value $870,255.(c)(e) 851,376 851,376
Total Repurchase Agreement
(cost $851,376) 851,376
Total Investments
(cost $882,068,153) — 96.5% 1,071,207,990
Other assets in excess of liabilities — 3.5% 38,723,153
NET ASSETS — 100.0%
$ 1,109,931,143
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan
at October 31, 2020. The total value of securities on
loan at October 31, 2020 was $1,097,815, which was
collateralized by cash used to purchase a money market
fund and a repurchase agreement with a value of $82,964
and $851,376, respectively, and by $195,012 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% - 8.00%, and maturity
dates ranging from 1/21/2021 – 5/15/2050; a total value of
$1,129,352.
(b) Represents 7-day effective yield as of October 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $934,340.
(d) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Currency:
USD United States Dollar

Nationwide Mellon Dynamic U.S. Core Fund - October 31, 2020 - Statement of Investments - 81
Futures contracts outstanding as of October 31, 2020:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 848 12/2020 USD 138,423,280 (3,373,050)
U.S. Treasury Long Bond 1,089 12/2020 USD 187,818,469 (4,271,096)
(7,644,146)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

82 - Statement of Investments - October 31, 2020 - Nationwide Small Company Growth Fund
Common Stocks 97.3%
Shares Value ($)
Biotechnology 2.8%
Cyclerion Therapeutics, Inc.* 31,551 73,829
Ironwood Pharmaceuticals,
Inc.* 600,760 5,935,509
Vericel Corp.* 90,481 1,676,613
7,685,951
Chemicals 1.0%
Balchem Corp. 29,256 2,924,137
Communications Equipment 0.4%
NetScout Systems, Inc.* 51,418 1,055,097
Electronic Equipment, Instruments & Components 4.6%
Cognex Corp. 194,339 12,806,940
Energy Equipment & Services 0.9%
DMC Global, Inc. 70,204 2,497,156
Health Care Equipment & Supplies 26.6%
ABIOMED, Inc.* 44,415 11,187,250
Cantel Medical Corp. 29,029 1,388,747
Cardiovascular Systems, Inc.* 209,381 7,464,433
Glaukos Corp.* 217,938 12,187,093
Inogen , Inc.* 134,990 3,943,058
iRhythm Technologies, Inc.* 52,924 11,190,780
Neogen Corp.* 133,895 9,337,837
OrthoPediatrics Corp.* 33,200 1,480,720
Quidel Corp.* 47,276 12,683,678
Tandem Diabetes Care, Inc.* 30,361 3,309,349
74,172,945
Health Care Technology 7.2%
NextGen Healthcare, Inc.* 193,117 2,626,391
Veeva Systems, Inc., Class A* 40,048 10,814,963
Vocera Communications, Inc.* 207,132 6,789,787
20,231,141
IT Services 0.2%
NIC, Inc. 27,863 624,689
Life Sciences Tools & Services 1.8%
Bio- Techne Corp. 20,347 5,135,786
Machinery 4.8%
Helios Technologies, Inc. 78,765 3,295,528
Proto Labs, Inc.* 85,256 10,067,028
13,362,556
Software 47.0%
ACI Worldwide, Inc.* 20,439 596,206
Alarm.com Holdings, Inc.* 145,779 8,503,289
Alteryx, Inc., Class A*(a) 84,895 10,641,588
American Software, Inc., Class
A 46,415 681,372
Anaplan, Inc.* 180,291 9,979,107
ANSYS, Inc.* 34,982 10,647,471
Appfolio , Inc., Class A* 66,023 9,432,706
Blackbaud , Inc. 54,571 2,692,533
Datadog , Inc., Class A* 86,364 7,837,533
Guidewire Software, Inc.* 73,755 7,088,593
Manhattan Associates, Inc.* 121,511 10,389,191
Paycom Software, Inc.* 35,257 12,836,721
PROS Holdings, Inc.* 205,156 5,779,245
Q2 Holdings, Inc.* 131,285 11,978,443
Smartsheet , Inc., Class A* 198,640 9,902,204
Common Stocks
Shares Value ($)
Software
Tyler Technologies, Inc.* 31,996 12,298,623
131,284,825
Total Common Stocks
(cost $163,574,147) 271,781,223
Short-Term Investment 0.0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio
— Institutional Class,
0.02%(b)(c) 244 244
Total Short-Term Investment
(cost $244) 244
Repurchase Agreement 0.0%
†
Principal
Amount ($)
BNP Paribas Securities
Corp.,
0.06%, dated 10/30/2020,
due 11/2/2020,
repurchase price $2,501,
collateralized by U.S.
Treasury Note, 1.63%,
maturing 11/15/2022; total
market value $2,557.(c)(d) 2,501 2,501
Total Repurchase Agreement
(cost $2,501) 2,501
Total Investments
(cost $163,576,892) — 97.3% 271,783,968
Other assets in excess of liabilities — 2.7% 7,415,328
NET ASSETS — 100.0%
$ 279,199,296

Nationwide Small Company Growth Fund - October 31, 2020 - Statement of Investments - 83
† Amount rounds to less than 0.1%.
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October
31, 2020 was $184,641, which was collateralized by cash
used to purchase a money market fund and a repurchase
agreement with a value of $244 and $2,501, respectively,
and by $207,022 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
- 8.00%, and maturity dates ranging from 1/21/2021 –
5/15/2050; a total value of $209,767.
(b) Represents 7-day effective yield as of October 31, 2020.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of October 31, 2020 was $2,745.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
The accompanying notes are an integral part of these financial statements.

84 - Statement of Investments - October 31, 2020 - Nationwide WCM Focused Small Cap Fund
Common Stocks 92.8%
Shares Value ($)
Aerospace & Defense 1.4%
Vectrus , Inc.* 40,600 1,604,512
Auto Components 2.9%
Dorman Products, Inc.* 37,300 3,329,771
Biotechnology 1.1%
Emergent BioSolutions , Inc.* 14,400 1,295,568
Building Products 2.2%
American Woodmark Corp.* 30,400 2,511,344
Capital Markets 10.9%
Focus Financial Partners, Inc.,
Class A* 165,000 6,024,150
Virtus Investment Partners,
Inc. 39,900 6,366,045
12,390,195
Chemicals 1.2%
Chase Corp. 14,100 1,341,756
Commercial Services & Supplies 16.6%
BrightView Holdings, Inc.* 245,600 3,003,688
Healthcare Services Group,
Inc. 133,000 3,043,040
KAR Auction Services, Inc. 227,400 3,310,944
SP Plus Corp.* 113,200 2,086,276
UniFirst Corp. 30,500 4,996,205
US Ecology, Inc.(a) 82,200 2,508,744
18,948,897
Construction & Engineering 2.6%
EMCOR Group, Inc. 43,000 2,932,170
Electrical Equipment 3.2%
EnerSys 50,900 3,644,440
Electronic Equipment, Instruments & Components 7.2%
ePlus , Inc.* 72,100 4,867,471
FLIR Systems, Inc. 97,000 3,364,930
8,232,401
Health Care Providers & Services 3.9%
Addus HomeCare Corp.* 45,900 4,478,463
Hotels, Restaurants & Leisure 1.6%
Wyndham Hotels & Resorts,
Inc. 38,300 1,781,333
Common Stocks
Shares Value ($)
Insurance 4.0%
Enstar Group Ltd.* 26,500 4,554,555
IT Services 4.8%
Cass Information Systems,
Inc. 50,600 1,984,532
Verra Mobility Corp.* 368,000 3,536,480
5,521,012
Machinery 2.9%
Crane Co. 64,800 3,288,600
Media 1.4%
Hemisphere Media Group,
Inc.* 211,900 1,657,058
Personal Products 2.0%
Inter Parfums , Inc. 55,500 2,278,830
Real Estate Management & Development 4.6%
Jones Lang LaSalle, Inc. 46,200 5,214,132
Road & Rail 3.1%
Landstar System, Inc. 28,500 3,553,950
Semiconductors & Semiconductor Equipment 4.5%
CMC Materials, Inc. 35,800 5,090,402
Software 4.2%
Manhattan Associates, Inc.* 56,000 4,788,000
Specialty Retail 3.5%
America's Car-Mart, Inc.* 45,700 3,953,964
Trading Companies & Distributors 3.0%
Beacon Roofing Supply, Inc.* 109,700 3,367,790
Total Investments
(cost $105,044,717) — 92.8% 105,759,143
Other assets in excess of liabilities — 7.2% 8,215,599
NET ASSETS — 100.0%
$ 113,974,742
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan at October
31, 2020. The total value of securities on loan at October 31,
2020 was $35,769, which was collateralized by $37,496 in
the form of U.S. Government Treasury Securities, interest
rates ranging from 0.00% - 8.00%, and maturity dates
ranging from 1/21/2021 – 5/15/2050.
The accompanying notes are an integral part of these financial statements.

86 - Statements of Assets and Liabilities - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American
Century Small Cap
Income Fund
Nationwide Bailard
Cognitive Value Fund
Assets:
Investment securities, at value
*
$ 71,669,560 $ 63,365,769
Repurchase agreement, at value 8,133 1,064,810
Cash 129,833 495,550
Interest and dividends receivable 34,948 23,398
Security lending income receivable 3,799 1,764
Receivable for investments sold 288,927 1,188,588
Receivable for capital shares issued 39,720 27,104
Receivable for reimbursement from investment adviser (Note 3) 4,610 539
Prepaid expenses 23,476 25,238
Total Assets 72,203,006 66,192,760
Liabilities:
Payable for investments purchased 264,269 1,110,065
Payable for capital shares redeemed 86,715 —
Payable upon return of securities loaned (Note 2) 8,925 1,168,572
Accrued expenses and other payables:
Investment advisory fees 53,763 41,725
Fund administration fees 16,037 16,001
Distribution fees 1,015 161
Administrative servicing fees 16,550 332
Accounting and transfer agent fees 1,370 2,079
Trustee fees 239 201
Custodian fees 4,279 576
Compliance program costs (Note 3) 34 19
Professional fees 18,096 16,524
Printing fees 14,002 8,354
Other 6,231 5,943
Total Liabilities 491,525 2,370,552
Net Assets $ 71,711,481 $ 63,822,208
* Includes value of securities on loan (Note 2) 8,891 1,176,667
Cost of investment securities 74,504,333 60,240,678
Cost of repurchase agreement 8,133 1,064,810
Represented by:
Capital $ 87,227,409 $ 71,222,982
Total distributable earnings (loss) (15,515,928) (7,400,774)
Net Assets $ 71,711,481 $ 63,822,208

Equity Funds - October 31, 2020 - Statements of Assets and Liabilities - 87
Nationwide Bailard Technology &
Science Fund
Nationwide Diamond Hill Large Cap
Concentrated Fund Nationwide Fund
$ 160,241,627 $ 19,783,801 $ 1,084,451,653
806,598 — 383,162
448,468 260,904 1,902,337
32,716 11,257 433,834
3,129 — 410
— — 5,010,790
27,178 539 104,667
— 7,623 —
26,755 24,969 31,652
161,586,471 20,089,093 1,092,318,505
— — 5,265,196
65,656 16 207,582
885,198 — 420,500
107,380 9,732 473,562
18,121 13,797 40,523
2,351 4,378 37,672
3,274 8,992 183,194
2,339 2,342 56,604
467 69 3,474
572 1,471 6,015
47 7 342
13,819 17,330 24,758
13,963 14,114 72,716
5,717 6,545 12,729
1,118,904 78,793 6,804,867
$ 160,467,567 $ 20,010,300 $ 1,085,513,638
822,272 — 427,528
57,246,493 18,276,287 831,744,034
806,598 — 383,162
$ 37,820,494 $ 18,925,443 $ 811,208,254
122,647,073 1,084,857 274,305,384
$ 160,467,567 $ 20,010,300 $ 1,085,513,638

88 - Statements of Assets and Liabilities - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide American
Century Small Cap
Income Fund
Nationwide Bailard
Cognitive Value Fund
Net Assets:
Class A Shares $ 2,310,366 $ 225,475
Class C Shares 570,665 127,566
Class M Shares — 63,364,922
Class R Shares — —
Class R6 Shares 3,650,085 10,234
Institutional Service Class Shares 65,180,365 94,011
Total $ 71,711,481 $ 63,822,208
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 241,186 22,626
Class C Shares 65,638 14,174
Class M Shares — 6,334,122
Class R Shares — —
Class R6 Shares 370,530 1,024
Institutional Service Class Shares 6,746,093 9,380
Total 7,423,447 6,381,326
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9.58(a) $ 9.97(a)
Class C Shares $ 8.69(b) $ 9.00(b)
Class M Shares $ — $ 10.00
Class R Shares $ — $ —
Class R6 Shares $ 9.85 $ 9.99
Institutional Service Class Shares $ 9.66 $ 10.02
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 10.16 $ 10.58
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - October 31, 2020 - Statements of Assets and Liabilities - 89
Nationwide Bailard Technology &
Science Fund
Nationwide Diamond Hill Large Cap
Concentrated Fund Nationwide Fund
$ 4,893,728 $ 16,029,739 $ 165,332,152
1,353,027 927,299 892,368
147,656,112 — —
— — 12,860
3,741,695 710,663 23,675,084
2,823,005 2,342,599 895,601,174
$ 160,467,567 $ 20,010,300 $ 1,085,513,638
181,822 2,427,159 6,609,114
58,452 158,041 39,694
5,139,915 — —
— — 531
130,642 107,229 969,021
98,642 351,722 36,660,790
5,609,473 3,044,151 44,279,150
$ 26.91(a) $ 6.60(a) $ 25.02(a)
$ 23.15(b) $ 5.87(b) $ 22.48(b)
$ 28.73 $ — $ —
$ — $ — $ 24.22
$ 28.64 $ 6.63 $ 24.43
$ 28.62 $ 6.66 $ 24.43
$ 28.55 $ 7.00 $ 26.55
5.75% 5.75% 5.75%

90 - Statements of Assets and Liabilities - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid
Cap Growth Fund
Nationwide Loomis All
Cap Growth Fund
Assets:
Investment securities, at value
*
$ 513,605,991 $ 376,885,613
Repurchase agreement, at value — —
Cash 7,700,887 5,094,406
Dividends receivable 35,221 69,464
Security lending income receivable — —
Receivable for investments sold 2,802,557 —
Receivable for capital shares issued 545,386 202,417
Receivable for reimbursement from investment adviser (Note 3) — 9,798
Prepaid expenses 32,819 27,409
Total Assets 524,722,861 382,289,107
Liabilities:
Payable for investments purchased 1,393,734 —
Payable for capital shares redeemed 1,445,948 56,186
Payable for variation margin on futures contracts — —
Payable upon return of securities loaned (Note 2) — —
Accrued expenses and other payables:
Investment advisory fees 333,833 269,657
Fund administration fees 25,702 22,515
Distribution fees 37,599 1,413
Administrative servicing fees 125,340 31,489
Accounting and transfer agent fees 7,304 857
Trustee fees 1,767 1,186
Custodian fees 7,496 3,957
Compliance program costs (Note 3) 163 117
Professional fees 17,692 19,452
Printing fees 220,115 6,475
Other 17,735 9,854
Total Liabilities 3,634,428 423,158
Net Assets $ 521,088,433 $ 381,865,949
* Includes value of securities on loan (Note 2) — —
Cost of investment securities 287,556,616 259,529,803
Cost of repurchase agreement — —
Represented by:
Capital $ 270,696,138 $ 256,244,962
Total distributable earnings (loss) 250,392,295 125,620,987
Net Assets $ 521,088,433 $ 381,865,949

Equity Funds - October 31, 2020 - Statements of Assets and Liabilities - 91
Nationwide Mellon Dynamic U.S.
Core Fund
Nationwide Small Company Growth
Fund
Nationwide WCM Focused Small
Cap Fund
$ 1,070,356,614 $ 271,781,467 $ 105,759,143
851,376 2,501 —
41,183,753 7,732,433 8,248,485
863,004 102,127 48,950
402 1,322 3
— — —
704,755 70,708 191,061
92,157 — 13,771
44,327 11,145 22,250
1,114,096,388 279,701,703 114,283,663
— — —
773,834 98,334 163,107
1,454,3 44 — —
934,340 2,745 —
444,573 213,669 75,423
42,000 19,750 16,638
17,851 1,599 5,736
367,047 114,561 16,724
58,467 2,774 1,478
3,645 819 200
2,407 10,215 637
369 76 18
25,263 14,643 15,362
27,904 17,032 6,346
13,201 6,190 7,252
4,165,245 502,407 308,921
$ 1,109,931,143 $ 279,199,296 $ 113,974,742
1,097,815 184,641 35,769
881,216,777 163,574,391 105,044,717
851,376 2,501 —
$ 897,858,963 $ 144,429,046 $ 121,943,098
212,072,180 134,770,250 (7,968,356)
$ 1,109,931,143 $ 279,199,296 $ 113,974,742

92 - Statements of Assets and Liabilities - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva Mid
Cap Growth Fund
Nationwide Loomis All
Cap Growth Fund
Net Assets:
Class A Shares $ 96,664,898 $ 6,420,308
Class C Shares 17,730,581 —
Class R Shares — —
Class R6 Shares 93,818,882 188,632,200
Eagle Class Shares — 182,861,589
Institutional Service Class Shares 312,874,072 3,951,852
Total $ 521,088,433 $ 381,865,949
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 4,621,459 424,942
Class C Shares 1,270,230 —
Class R Shares — —
Class R6 Shares 4,132,609 12,357,582
Eagle Class Shares — 11,986,620
Institutional Service Class Shares 14,026,934 259,412
Total 24,051,232 25,028,556
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 20.92(a) $ 15.11(a)
Class C Shares $ 13.96(b) $ —
Class R Shares $ — $ —
Class R6 Shares $ 22.70 $ 15.26
Eagle Class Shares $ — $ 15.26
Institutional Service Class Shares $ 22.31 $ 15.23
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 22.20 $ 16.03
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b) For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

Equity Funds - October 31, 2020 - Statements of Assets and Liabilities - 93
Nationwide Mellon Dynamic U.S.
Core Fund
Nationwide Small Company Growth
Fund
Nationwide WCM Focused Small
Cap Fund
$ 51,190,485 $ 7,104,612 $ 11,958,110
7,096,258 — 3,463,208
638,880 — —
191,988,967 — 50,134,185
753,099,080 — —
105,917,473 272,094,684 48,419,239
$ 1,109,931,143 $ 279,199,296 $ 113,974,742
5,193,472 308,289 586,959
1,172,579 — 199,296
67,714 — —
17,893,684 — 2,321,792
69,565,933 — —
9,792,410 11,621,993 2,259,157
103,685,792 11,930,282 5,367,204
$ 9.86(a) $ 23.05(a) $ 20.37(a)
$ 6.05(b) $ — $ 17.38(b)
$ 9.43 $ — $ —
$ 10.73 $ — $ 21.59
$ 10.83 $ — $ —
$ 10.82 $ 23.41 $ 21.43
$ 10.46 $ 24.46 $ 21.61
5.75% 5.75% 5.75%

94 - Statements of Operations - For the Year Ended October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
American Century
Small Cap Income
Fund
Nationwide Bailard
Cognitive Value
Fund
INVESTMENT INCOME:
Dividend income $ 1,825,433 $ 1,214,197
Income from securities lending (Note 2) 56,095 19,490
Interest income 2,612 4,267
Foreign tax withholding (1,402) (1,211)
Total Income 1,882,738 1,236,743
EXPENSES:
Investment advisory fees 741,680 428,655
Fund administration fees 104,674 99,684
Distribution fees Class A 6,099 744
Distribution fees Class C 8,082 1,279
Distribution fees Class R — —
Administrative servicing fees Class A 1,708 337
Administrative servicing fees Class C 808 64
Administrative servicing fees Class R — —
Administrative servicing fees Institutional Service Class 201,787 258
Registration and filing fees 54,309 62,938
Professional fees 36,731 30,880
Printing fees 13,848 11,271
Trustee fees 2,581 1,744
Custodian fees 10,447 1,795
Accounting and transfer agent fees 7,675 12,393
Compliance program costs (Note 3) 223 174
Other 8,388 5,896
Total expenses before fees waived and expenses reimbursed 1,199,040 658,112
Investment advisory fees waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) (19,069) (43,441)
Net Expenses 1,179,971 614,671
NET INVESTMENT INCOME/(LOSS) 702,767 622,072
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (12,878,588) (5,562,473)
Foreign currency transactions (Note 2) — —
Net realized gains (losses) (12,878,588) (5,562,473)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (1,806,958) (1,394,095)
Translation of assets and liabilities denominated in foreign currencies — —
Net change in unrealized appreciation/depreciation (1,806,958) (1,394,095)
Net realized/unrealized gains (losses) (14,685,546) (6,956,568)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ (13,982,779) $ (6,334,496)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - For the Year Ended October 31, 2020 - Statements of Operations - 95
Nationwide Bailard
Technology &
Science Fund
Nationwide
Diamond Hill Large
Cap Concentrated
Fund Nationwide Fund
$ 1,113,838 $ 422,748 $ 15,866,147
23,593 29 225,561
8,002 2,298 32,168
(9,303) — (54,235)
1,136,130 425,075 16,069,641
1,091,447 125,033 5,596,732
119,899 88,485 349,142
12,114 41,459 397,969
13,327 10,844 12,632
— — 49
2,101 18,238 63,674
603 867 1,110
— — 24
3,010 5,150 674,978
65,231 53,610 70,410
34,928 30,343 75,026
12,889 11,238 94,334
4,584 653 32,957
4,272 1,852 32,580
15,725 15,063 367,439
470 59 3,264
7,814 4,245 31,228
1,388,414 407,139 7,803,548
— — (473,490)
— (162,254) —
1,388,414 244,885 7,330,058
(252,284) 180,190 8,739,583
20,083,795 711,756 23,933,632
— — (19)
20,083,795 711,756 23,933,613
27,100,077 (1,326,167) 100,926,895
— — 18
27,100,077 (1,326,167) 100,926,913
47,183,872 (614,411) 124,860,526
$ 46,931,588 $ (434,221) $ 133,600,109

96 - Statements of Operations - For the Year Ended October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Geneva
Mid Cap Growth
Fund
Nationwide Loomis
All Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 3,105,809 $ 3,039,526
Interest income 106,843 26,967
Income from securities lending (Note 2) 6,125 2,879
Foreign tax withholding — (86,192)
Total Income 3,218,777 2,983,180
EXPENSES:
Investment advisory fees 3,921,413 2,959,174
Fund administration fees 208,887 169,229
Distribution fees Class A 245,352 14,932
Distribution fees Class C 207,597 —
Distribution fees Class R — —
Administrative servicing fees Class A 106,157 14,627
Administrative servicing fees Class C 19,937 —
Administrative servicing fees Class R — —
Administrative servicing fees Eagle Class — 166,945
Administrative servicing fees Institutional Service Class 411,059 3,260
Registration and filing fees 78,290 56,637
Professional fees 52,755 45,155
Printing fees 187,196 10,390
Trustee fees 17,225 11,471
Custodian fees 17,567 14,743
Accounting and transfer agent fees 43,466 5,812
Compliance program costs (Note 3) 1,586 1,187
Other 22,852 11,497
Total expenses before fees waived and expenses reimbursed 5,541,339 3,485,059
Investment advisory fees waived (Note 3) — —
Expenses reimbursed by adviser (Note 3) — (136,290)
Net Expenses 5,541,339 3,348,769
NET INVESTMENT INCOME/(LOSS) (2,322,562) (365,589)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 27,346,248 9,738,536
Expiration or closing of futures contracts (Note 2) — —
Net realized gains (losses) 27,346,248 9,738,536
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 53,389,923 75,545,352
Futures contracts (Note 2) — —
Net change in unrealized appreciation/depreciation 53,389,923 75,545,352
Net realized/unrealized gains (losses) 80,736,171 85,283,888
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 78,413,609 $ 84,918,299
Amounts designated as "—" are zero or have been rounded to zero.
(a) Excludes unrealized appreciation of $129,588,307 from the merger (Note 11).

Equity Funds - For the Year Ended October 31, 2020 - Statements of Operations - 97
Nationwide Mellon
Dynamic U.S. Core
Fund
Nationwide Small
Company Growth
Fund
Nationwide WCM
Focused Small Cap
Fund
$ 15,562,073 $ 309,101 $ 435,885
883,379 47,115 51,308
12,439 9,142 767
— — —
16,457,891 365,358 487,960
4,470,066 2,321,790 490,559
336,756 143,767 99,494
120,039 39,594 33,158
61,009 — 43,923
909 — —
28,823 25,223 12,997
3,663 — 5,270
236 — —
595,828 — —
78,818 651,415 39,776
77,279 43,065 55,576
76,129 40,237 32,612
81,991 31,555 17,819
30,763 8,542 1,923
30,552 20,203 1,759
399,839 13,120 11,292
4,523 766 225
23,831 9,891 5,787
6,421,054 3,349,168 852,170
— — (332)
(540,416) (32,633) (189,654)
5,880,638 3,316,535 662,184
10,577,253 (2,951,177) (174,224)
18,660,684 34,380,962 (7,886,665)
13,272,117 — —
31,932,801 34,380,962 (7,886,665)
38,489,697(a) 32,994,368 (1,976,100)
(8,659,187) — —
29,830,510 32,994,368 (1,976,100)
61,763,311 67,375,330 (9,862,765)
$ 72,340,564 $ 64,424,153 $ (10,036,989)

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - October 31, 2020 - Equity Funds
Nationwide American Century Small Cap Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income/(loss) $ 702,767 $ 909,691
Net realized gains (losses) (12,878,588) 6,097,019
Net change in unrealized appreciation/depreciation (1,806,958) (10,432,059)
Change in net assets resulting from operations (13,982,779) (3,425,349)
Distributions to Shareholders From:
Distributable earnings:
Class A (186,683) (430,727)
Class C (81,768) (181,468)
Class M — —
Class R6 (346,392) (651,740)
Institutional Service Class (6,386,703) (13,735,686)
Change in net assets from shareholder distributions (7,001,546) (14,999,621)
Change in net assets from capital transactions (28,095,269) (36,321,917)
Change in net assets (49,079,594) (54,746,887)
Net Assets:
Beginning of year 120,791,075 175,537,962
End of year $ 71,711,481 $ 120,791,075
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 448,962 $ 470,471
Proceeds from shares issued from class conversion (Note 1) — 9,875
Dividends reinvested 174,981 304,752
Cost of shares redeemed (754,263) (2,827,335)
Total Class A Shares (130,320) (2,042,237)
Class C Shares
Proceeds from shares issued 22,847 64,420
Dividends reinvested 76,452 163,267
Cost of shares redeemed in class conversion (Note 1) — (9,875)
Cost of shares redeemed (614,997) (960,906)
Total Class C Shares (515,698) (743,094)
Class M Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class M Shares — —
Class R6 Shares
Proceeds from shares issued 1,265,308 1,760,718
Dividends reinvested 346,324 651,740
Cost of shares redeemed (2,841,263) (3,312,783)
Total Class R6 Shares (1,229,631) (900,325)
Institutional Service Class Shares
Proceeds from shares issued 21,881,285 25,237,446
Dividends reinvested 6,385,169 13,727,912
Cost of shares redeemed (54,486,074) (71,601,619)
Total Institutional Service Class Shares (26,219,620) (32,636,261)
Change in net assets from capital transactions $ (28,095,269) $ (36,321,917)

Equity Funds - October 31, 2020 - Statements of Changes in Net Assets - 99
Nationwide Bailard Cognitive Value Fund Nationwide Bailard Technology & Science Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 622,072 $ 505,623 $ (252,284) $ 114,474
(5,562,473) (5,094,300) 20,083,795 9,834,455
(1,394,095) 3,609,102 27,100,077 6,654,342
(6,334,496) (979,575) 46,931,588 16,603,271
(2,362) (48,958) (365,574) (563,697)
(625) (22,615) (94,810) (196,154)
(520,031) (8,431,453) (9,092,814) (16,458,707)
(94) (1,251) (237,964) (590,157)
(1,490) (19,274) (161,241) (242,615)
(524,602) (8,523,551) (9,952,403) (18,051,330)
8,624,680 (14,203,225) (8,924,569) (597,962)
1,765,582 (23,706,351) 28,054,616 (2,046,021)
62,056,626 85,762,977 132,412,951 134,458,972
$ 63,822,208 $ 62,056,626 $ 160,467,567 $ 132,412,951
$ 8,052 $ 105,399 $ 1,318,019 $ 1,428,264
— 7,019 25,877 7,022
2,247 44,806 354,006 536,465
(181,442) (105,309) (2,652,892) (1,140,285)
(171,143) 51,915 (954,990) 831,466
431 4,904 413,095 60,988
583 21,483 91,349 187,069
— (7,019) (25,877) (7,022)
(30) (44,824) (506,339) (352,747)
984 (25,456) (27,772) (111,712)
28,821,963 6,321,911 3,371,865 4,019,004
408,980 6,159,869 7,262,395 13,279,578
(20,360,243) (26,777,480) (18,528,659) (17,397,531)
8,870,700 (14,295,700) (7,894,399) (98,949)
10,262 1,077 1,532,739 773,016
94 1,251 237,964 590,158
(10,192) (1,080) (1,903,673) (2,791,170)
164 1,248 (132,970) (1,427,996)
158,207 100,665 383,179 187,547
1,490 19,274 161,241 242,615
(235,722) (55,171) (458,858) (220,931)
(76,025) 64,768 85,562 209,231
$ 8,624,680 $ (14,203,225) $ (8,924,569) $ (597,962)

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - October 31, 2020 - Equity Funds
Nationwide American Century Small Cap Income Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 48,021 42,254
Issued in class conversion (Note 1) — 900
Reinvested 15,243 29,345
Redeemed (80,757) (244,963)
Total Class A Shares (17,493) (172,464)
Class C Shares
Issued 2,367 6,114
Reinvested 7,253 17,132
Redeemed in class conversion (Note 1) — (984)
Redeemed (66,930) (93,273)
Total Class C Shares (57,310) (71,011)
Class M Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class M Shares — —
Class R6 Shares
Issued 150,184 148,228
Reinvested 29,449 61,060
Redeemed (296,255) (296,860)
Total Class R6 Shares (116,622) (87,572)
Institutional Service Class Shares
Issued 2,809,604 2,136,435
Reinvested 551,021 1,311,650
Redeemed (6,146,802) (6,457,758)
Total Institutional Service Class Shares (2,786,177) (3,009,673)
Total change in shares (2,977,602) (3,340,720)
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2020 - Statements of Changes in Net Assets - 101
Nationwide Bailard Cognitive Value Fund Nationwide Bailard Technology & Science Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
856 9,536 56,470 76,801
— 654 930 350
191 4,512 16,778 31,575
(19,279) (9,343) (122,759) (57,112)
(18,232) 5,359 (48,581) 51,614
47 499 22,104 3,424
54 2,366 5,003 12,480
— (719) (1,080) (399)
(3) (4,558) (25,995) (20,967)
98 (2,412) 32 (5,462)
3,152,959 571,113 131,959 192,837
36,374 619,533 323,348 738,986
(2,305,668) (2,512,649) (776,009) (916,902)
883,665 (1,322,003) (320,702) 14,921
1,058 97 61,878 37,208
8 126 10,628 32,933
(1,049) (98) (73,392) (128,744)
17 125 (886) (58,603)
14,275 8,891 16,367 8,776
127 1,935 7,198 13,531
(24,573) (5,053) (18,574) (10,799)
(10,171) 5,773 4,991 11,508
855,377 (1,313,158) (365,146) 13,976

The accompanying notes are an integral part of these financial statements.
102 - Statements of Changes in Net Assets - October 31, 2020 - Equity Funds
Nationwide Diamond Hill Large Cap Concentrated Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income/(loss) $ 180,190 $ 219,920
Net realized gains (losses) 711,756 (1,024,682)
Net change in unrealized appreciation/depreciation (1,326,167) 3,097,260
Change in net assets resulting from operations (434,221) 2,292,498
Distributions to Shareholders From:
Distributable earnings:
Class A (132,342) (9,269,428)
Class C (2,318) (1,078,138)
Class R — —
Class R6 (8,576) (1,025,877)
Institutional Service Class (26,137) (1,828,465)
Change in net assets from shareholder distributions (169,373) (13,201,908)
Change in net assets from capital transactions (2,702,738) 308,783
Change in net assets (3,306,332) (10,600,627)
Net Assets:
Beginning of year 23,316,632 33,917,259
End of year $ 20,010,300 $ 23,316,632
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 490,771 $ 786,584
Proceeds from shares issued from class conversion (Note 1) 53,426 551,155
Dividends reinvested 131,152 9,085,573
Cost of shares redeemed (2,281,713) (10,786,232)
Total Class A Shares (1,606,364) (362,920)
Class C Shares
Proceeds from shares issued 137,062 235,190
Dividends reinvested 2,303 1,002,417
Cost of shares redeemed in class conversion (Note 1) (53,426) (551,155)
Cost of shares redeemed (405,286) (580,724)
Total Class C Shares (319,347) 105,728
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 44,233 34,015
Dividends reinvested 8,576 955,989
Cost of shares redeemed (118,959) (1,493,817)
Total Class R6 Shares (66,150) (503,813)
Institutional Service Class Shares
Proceeds from shares issued 235,870 2,542,246
Dividends reinvested 26,091 1,828,465
Cost of shares redeemed (972,838) (3,300,923)
Total Institutional Service Class Shares (710,877) 1,069,788
Change in net assets from capital transactions $ (2,702,738) $ 308,783

Equity Funds - October 31, 2020 - Statements of Changes in Net Assets - 103
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 8,739,583 $ 9,800,295 $ (2,322,562) $ (1,424,538)
23,933,613 21,700,592 27,346,248 99,198,929
100,926,913 99,943,649 53,389,923 (9,824,572)
133,600,109 131,444,536 78,413,609 87,949,819
(4,230,521) (28,614,394) (16,932,725) (28,244,481)
(35,547) (642,159) (5,380,946) (13,169,532)
(197) (11,565) — —
(191,289) (1,023) (20,188,651) (27,395,752)
(26,020,992) (168,576,285) (49,136,235) (109,448,470)
(30,478,546) (197,845,426) (91,638,557) (178,258,235)
(38,080,033) 80,548,221 (41,414,198) (45,356,986)
65,041,530 14,147,331 (54,639,146) (135,665,402)
1,020,472,108 1,006,324,777 575,727,579 711,392,981
$ 1,085,513,638 $ 1,020,472,108 $ 521,088,433 $ 575,727,579
$ 9,017,473 $ 5,006,945 $ 8,855,774 $ 15,715,337
149,524 670,724 140,211 406,504
4,175,774 28,190,935 16,640,543 27,575,024
(16,566,563) (19,156,155) (29,592,575) (38,274,161)
(3,223,792) 14,712,449 (3,956,047) 5,422,704
25,079 223,512 1,115,562 2,731,024
25,573 568,694 5,195,118 12,684,264
(149,524) (670,724) (140,211) (406,504)
(612,014) (1,354,232) (10,466,701) (25,237,872)
(710,886) (1,232,750) (4,296,232) (10,229,088)
4,210 6,815 — —
197 11,565 — —
— (61,794) — —
4,407 (43,414) — —
25,270,328 — 25,017,028 51,957,152
191,289 1,023 18,607,454 27,202,788
(2,685,633) — (80,248,734) (47,742,279)
22,775,984 1,023 (36,624,252) 31,417,661
47,834,418 19,457,837 61,519,106 98,032,151
25,001,152 161,996,145 47,521,684 100,221,398
(129,761,316) (114,343,069) (105,578,457) (270,221,812)
(56,925,746) 67,110,913 3,462,333 (71,968,263)
$ (38,080,033) $ 80,548,221 $ (41,414,198) $ (45,356,986)

The accompanying notes are an integral part of these financial statements.
104 - Statements of Changes in Net Assets - October 31, 2020 - Equity Funds
Nationwide Diamond Hill Large Cap Concentrated Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 74,182 119,755
Issued in class conversion (Note 1) 8,250 85,716
Reinvested 19,560 1,620,112
Redeemed (356,856) (1,063,162)
Total Class A Shares (254,864) 762,421
Class C Shares
Issued 26,398 45,808
Reinvested 371 200,822
Redeemed in class conversion (Note 1) (9,280) (96,188)
Redeemed (68,858) (98,621)
Total Class C Shares (51,369) 51,821
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 7,239 4,519
Reinvested 1,285 169,921
Redeemed (17,767) (223,167)
Total Class R6 Shares (9,243) (48,727)
Institutional Service Class Shares
Issued 39,788 240,160
Reinvested 3,874 323,063
Redeemed (147,588) (368,061)
Total Institutional Service Class Shares (103,926) 195,162
Total change in shares (419,402) 960,677
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2020 - Statements of Changes in Net Assets - 105
Nationwide Fund Nationwide Geneva Mid Cap Growth Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
388,429 233,157 449,717 757,506
6,398 30,866 7,254 19,220
178,950 1,486,366 872,603 1,563,210
(712,427) (901,247) (1,515,908) (1,859,250)
(138,650) 849,142 (186,334) 480,686
1,227 11,208 85,749 187,393
1,212 33,208 405,552 985,568
(7,103) (34,116) (10,805) (26,517)
(27,446) (69,385) (791,405) (1,637,098)
(32,110) (59,085) (310,909) (490,654)
185 330 — —
9 629 — —
— (3,027) — —
194 (2,068) — —
1,072,799 — 1,273,305 2,211,244
8,423 55 901,961 1,447,727
(112,461) — (3,691,014) (2,152,485)
968,761 55 (1,515,748) 1,506,486
2,247,923 926,267 2,981,503 4,506,999
1,097,695 8,731,208 2,340,970 5,402,771
(5,662,276) (5,330,832) (5,171,096) (12,465,362)
(2,316,658) 4,326,643 151,377 (2,555,592)
(1,518,463) 5,114,687 (1,861,614) (1,059,074)

The accompanying notes are an integral part of these financial statements.
106 - Statements of Changes in Net Assets - October 31, 2020 - Equity Funds
Nationwide Loomis All Cap Growth Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income/(loss) $ (365,589) $ 541,422
Net realized gains 9,738,536 4,369,016
Net change in unrealized appreciation/depreciation 75,545,352 31,949,645
Change in net assets resulting from operations 84,918,299 36,860,083
Distributions to Shareholders From:
Distributable earnings:
Class A (76,412) (42,498)
Class C — —
Class R — —
Class R6 (2,705,218) (12,883,459)
Eagle Class (2,112,440) (281,861)
Institutional Service Class (183,862) (373,823)
Change in net assets from shareholder distributions (5,077,932) (13,581,641)
Change in net assets from capital transactions (31,673,231) 128,469,885
Change in net assets 48,167,136 151,748,327
Net Assets:
Beginning of year 333,698,813 181,950,486
End of year $ 381,865,949 $ 333,698,813
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,942,353 $ 5,136,477
Proceeds from shares issued from class conversion (Note 1) — —
Dividends reinvested 76,412 42,321
Cost of shares redeemed (2,054,783) (952,300)
Total Class A Shares (36,018) 4,226,498
Class C Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed in class conversion (Note 1) — —
Cost of shares redeemed — —
Total Class C Shares — —
Class R Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class R Shares — —
Class R6 Shares
Proceeds from shares issued 22,928,938 14,104,690
Dividends reinvested 2,705,218 12,883,459
Cost of shares redeemed (55,617,525) (33,312,391)
Total Class R6 Shares (29,983,369) (6,324,242)
Eagle Class Shares
Proceeds from shares issued 43,731,074 140,371,561
Proceeds from shares issued from merger (Note 11) — —
Dividends reinvested 2,112,440 281,861
Cost of shares redeemed (35,195,010) (16,443,101)
Total Eagle Class Shares 10,648,504 124,210,321
Institutional Service Class Shares
Proceeds from shares issued 2,040,194 12,365,995
Dividends reinvested 183,862 373,823
Cost of shares redeemed (14,526,404) (6,382,510)
Total Institutional Service Class Shares (12,302,348) 6,357,308
Change in net assets from capital transactions $ (31,673,231) $ 128,469,885

Equity Funds - October 31, 2020 - Statements of Changes in Net Assets - 107
Nationwide Mellon Dynamic U.S. Core Fund Nationwide Small Company Growth Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 10,577,253 $ 3,794,701 $ (2,951,177) $ (2,996,012)
31,932,801 11,685,964 34,380,962 32,247,209
29,830,510 25,325,264 32,994,368 4,112,362
72,340,564 40,805,929 64,424,153 33,363,559
(3,668,814) (9,253,574) (3,568,814) (1,405,057)
(667,395) (1,742,162) — —
(8,585) (22,922) — —
(14,708,016) (52,402,819) — —
(5,408,066) (1,393) — —
(3,127,509) (3,489,236) (24,574,933) (13,202,032)
(27,588,385) (66,912,106) (28,143,747) (14,607,089)
797,552,303 82,039,156 (56,968,941) (14,817,599)
842,304,482 55,932,979 (20,688,535) 3,938,871
267,626,661 211,693,682 299,887,831 295,948,960
$ 1,109,931,143 $ 267,626,661 $ 279,199,296 $ 299,887,831
$ 14,794,852 $ 13,872,212 $ 5,365,950 $ 17,754,275
4,600 72,705 — —
3,561,853 8,943,273 3,515,791 1,380,442
(11,212,315) (5,885,715) (37,660,577) (14,983,253)
7,148,990 17,002,475 (28,778,836) 4,151,464
3,353,247 2,119,494 — —
616,384 1,554,343 — —
(4,600) (72,705) — —
(2,051,250) (1,658,649) — —
1,913,781 1,942,483 — —
576,344 9,127 — —
8,585 22,267 — —
(6,452) (5,229) — —
578,477 26,165 — —
6,437,819 5,266,191 — —
14,379,098 51,047,383 — —
(18,526,732) (22,275,396) — —
2,290,185 34,038,178 — —
3,497,108 — — —
832,762,528 — — —
5,147,805 1,393 — —
(12 1 , 404 , 989 ) — — —
720,002,452 1,393 — —
90,576,264 35,857,975 13,792,694 33,753,526
3,125,998 1,825,053 24,559,148 13,202,032
(28,083,844) (8,654,566) (66,541,947) (65,924,621)
65,618,418 29,028,462 (28,190,105) (18,969,063)
$ 797,552,303 $ 82,039,156 $ (56,968,941) $ (14,817,599)

The accompanying notes are an integral part of these financial statements.
108 - Statements of Changes in Net Assets - October 31, 2020 - Equity Funds
Nationwide Loomis All Cap Growth Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 146,850 448,335
Issued in class conversion (Note 1) — —
Reinvested 5,951 4,109
Redeemed (153,495) (80,901)
Total Class A Shares (694) 371,543
Class C Shares
Issued — —
Reinvested — —
Redeemed in class conversion (Note 1) — —
Redeemed — —
Total Class C Shares — —
Class R Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class R Shares — —
Class R6 Shares
Issued 1,805,219 1,204,346
Reinvested 209,544 1,244,907
Redeemed (4,279,311) (2,901,267)
Total Class R6 Shares (2,264,548) (452,014)
Eagle Class Shares
Issued 3,340,170 12,457,962
Issued in merger (Note 11) — —
Reinvested 163,502 26,954
Redeemed (2,629,487) (1,394,809)
Total Eagle Class Shares 874,185 11,090,107
Institutional Service Class Shares
Issued 153,261 1,013,323
Reinvested 14,253 36,130
Redeemed (1,093,247) (541,681)
Total Institutional Service Class Shares (925,733) 507,772
Total change in shares (2,316,790) 11,517,408
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2020 - Statements of Changes in Net Assets - 109
Nationwide Mellon Dynamic U.S. Core Fund Nationwide Small Company Growth Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
1,536,391 1,595,526 264,389 903,276
480 7,826 — —
380,850 1,153,032 183,401 83,209
(1,192,264) (646,107) (1,916,572) (751,016)
725,457 2,110,277 (1,468,782) 235,469
570,103 367,943 — —
106,683 309,461 — —
(774) (12,117) — —
(345,485) (279,348) — —
330,527 385,939 — —
58,210 1,043 — —
947 2,989 — —
(671) (575) — —
58,486 3,457 — —
624,209 556,178 — —
1,414,786 6,093,474 — —
(1,797,893) (2,237,586) — —
241,102 4,412,066 — —
348,308 — — —
80,558,425 — — —
495,776 165 — —
(11,837,088) — — —
69,565,421 165 — —
8,986,858 3,463,305 660,720 1,691,925
303,824 214,802 1,263,331 786,772
(2,670,579) (944,207) (3,341,346) (3,298,192)
6,620,103 2,733,900 (1,417,295) (819,495)
77,541,096 9,645,804 (2,886,077) (584,026)

110 - Statements of Changes in Net Assets - October 31, 2020 - Nationwide U.S. Small Cap Value Fund
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment loss $ (174,224) $ (337,308)
Net realized gains (losses) (7,886,665) 2,496,286
Net change in unrealized appreciation/depreciation (1,976,100) 4,414,879
Change in net assets resulting from operations (10,036,989) 6,573,857
Distributions to Shareholders From:
Distributable earnings:
Class A (706,054) (5,461,760)
Class C (276,125) (3,108,981)
Class R6 (97,895) (584,433)
Institutional Service Class (1,850,826) (13,719,635)
Change in net assets from shareholder distributions (2,930,900) (22,874,809)
Change in net assets from capital transactions 59,335,729 13,282,990
Change in net assets 46,367,840 (3,017,962)
Net Assets:
Beginning of year 67,606,902 70,624,864
End of year $ 113,974,742 $ 67,606,902
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 1,929,663 $ 3,994,617
Proceeds from shares issued from class conversion (Note 1) 120 261,495
Dividends reinvested 661,518 5,305,533
Cost of shares redeemed (3,184,853) (5,296,250)
Total Class A Shares (593,552) 4,265,395
Class C Shares
Proceeds from shares issued 1,317,981 1,430,652
Dividends reinvested 237,506 2,671,963
Cost of shares redeemed in class conversion (Note 1) (120) (261,495)
Cost of shares redeemed (2,012,429) (4,935,789)
Total Class C Shares (457,062) (1,094,669)
Class R6 Shares
Proceeds from shares issued 49,832,260 1,302,977
Dividends reinvested 95,386 532,012
Cost of shares redeemed (2,052,374) (2,087,327)
Total Class R6 Shares 47,875,272 (252,338)
Institutional Service Class Shares
Proceeds from shares issued 34,312,661 20,886,006
Dividends reinvested 1,705,298 12,782,128
Cost of shares redeemed (23,506,888) (23,303,532)
Total Institutional Service Class Shares 12,511,071 10,364,602
Change in net assets from capital transactions $ 59,335,729 $ 13,282,990

Nationwide U.S. Small Cap Value Fund - October 31, 2020 - Statements of Changes in Net Assets - 111
The accompanying notes are an integral part of these financial statements.
Nationwide WCM Focused Small Cap Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 89,238 169,604
Issued in class conversion (Note 1) 5 11,228
Reinvested 26,869 263,957
Redeemed (153,585) (233,951)
Total Class A Shares (37,473) 210,838
Class C Shares
Issued 67,532 75,092
Reinvested 11,235 152,596
Redeemed in class conversion (Note 1) (6) (12,965)
Redeemed (115,234) (237,229)
Total Class C Shares (36,473) (22,506)
Class R6 Shares
Issued 2,326,555 57,255
Reinvested 3,666 25,190
Redeemed (94,753) (71,462)
Total Class R6 Shares 2,235,468 10,983
Institutional Service Class Shares
Issued 1,549,662 855,413
Reinvested 65,969 608,673
Redeemed (1,111,701) (914,046)
Total Institutional Service Class Shares 503,930 550,040
Total change in shares 2,665,452 749,355

112 - Financial Highlights - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide American
Century Small Cap Income
Fund
Class A Shares
Year Ended October 31, 2020 $ 11.53 0.07 (1.26) (1.19) (0.08) (0.68) (0.76) $ 9.58 (11.36)% $ 2,310,366 1.41% 0.71% 1.44%
Year Ended October 31, 2019 $ 12.67 0.06 (0.18) (0.12) (0.06) (0.96) (1.02) $ 11.53 0.01% $ 2,981,836 1.33% 0.53% 1.33%
Year Ended October 31, 2018 $ 14.46 0.05 (0.48) (0.43) — (1.36) (1.36) $ 12.67 (3.51)% $ 5,463,787 1.32% 0.35% 1.32%
Year Ended October 31, 2017 $ 12.28 0.01 2.75 2.76 (0.02) (0.56) (0.58) $ 14.46 22.67% $ 7,485,527 1.38% 0.04% 1.38%
Year Ended October 31, 2016 $ 13.01 0.02 0.36 0.38 (0.03) (1.08) (1.11) $ 12.28 3.63% $ 7,814,616 1.44% 0.19% 1.44%
Class C Shares
Year Ended October 31, 2020 $ 10.55 (0.01) (1.15) (1.16) (0.02) (0.68) (0.70) $ 8.69 (12.13)% $ 570,665 2.19% (0.06)% 2.21%
Year Ended October 31, 2019 $ 11.71 (0.03) (0.17) (0.20) — (0.96) (0.96) $ 10.55 (0.80)% $ 1,296,587 2.12% (0.26)% 2.12%
Year Ended October 31, 2018 $ 13.56 (0.05) (0.44) (0.49) — (1.36) (1.36) $ 11.71 (4.25)% $ 2,270,887 2.09% (0.41)% 2.09%
Year Ended October 31, 2017 $ 11.61 (0.09) 2.60 2.51 — (0.56) (0.56) $ 13.56 21.80% $ 2,987,496 2.13% (0.71)% 2.13%
Year Ended October 31, 2016 $ 12.42 (0.07) 0.34 0.27 — (1.08) (1.08) $ 11.61 2.81% $ 2,509,825 2.20% (0.59)% 2.20%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 11.83 0.10 (1.28) (1.18) (0.12) (0.68) (0.80) $ 9.85 (11.06)% $ 3,650,085 1.09% 1.05% 1.11%
Year Ended October 31, 2019 $ 13.03 0.10 (0.20) (0.10) (0.14) (0.96) (1.10) $ 11.83 0.25% $ 5,764,194 1.02% 0.83% 1.02%
Year Ended October 31, 2018 $ 14.84 0.09 (0.48) (0.39) (0.06) (1.36) (1.42) $ 13.03 (3.18)% $ 7,488,444 0.98% 0.63% 0.98%
Year Ended October 31, 2017 $ 12.58 0.06 2.82 2.88 (0.06) (0.56) (0.62) $ 14.84 23.11% $ 4,903,712 1.03% 0.39% 1.03%
Year Ended October 31, 2016 $ 13.28 0.06 0.37 0.43 (0.05) (1.08) (1.13) $ 12.58 3.99% $ 4,883,788 1.09% 0.50% 1.09%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 11.62 0.08 (1.27) (1.19) (0.09) (0.68) (0.77) $ 9.66 (11.33)% $ 65,180,365 1.34% 0.80% 1.36%
Year Ended October 31, 2019 $ 12.78 0.07 (0.18) (0.11) (0.09) (0.96) (1.05) $ 11.62 0.06% $ 110,748,458 1.26% 0.59% 1.26%
Year Ended October 31, 2018 $ 14.58 0.06 (0.48) (0.42) (0.02) (1.36) (1.38) $ 12.78 (3.41)% $ 160,314,844 1.22% 0.44% 1.22%
Year Ended October 31, 2017 $ 12.37 0.02 2.78 2.80 (0.03) (0.56) (0.59) $ 14.58 22.83% $ 166,652,147 1.25% 0.16% 1.25%
Year Ended October 31, 2016 $ 13.10 0.03 0.36 0.39 (0.04) (1.08) (1.12) $ 12.37 3.66% $ 145,702,488 1.34% 0.25% 1.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Equity Funds - October 31, 2020 - Financial Highlights - 113
The accompanying notes are an integral part of these financial statements.
Fr wai
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Bailard Cognitive
Value Fund
Class A Shares
Year Ended October 31, 2020 $ 11.20 0.09 (1.26) (1.17) (0.06) — (0.06) $ 9.97 (10.52)% $ 225,475 1.44% 0.89% 1.51%
Year Ended October 31, 2019 $ 12.53 0.05 0.02 0.07 (0.07) (1.33) (1.40) $ 11.20 1.92% $ 457,508 1.44% 0.42% 1.49%
Year Ended October 31, 2018 $ 15.21 0.08 (1.22) (1.14) (0.06) (1.48) (1.54) $ 12.53 (8.35)% $ 444,873 1.35% 0.57% 1.35%
Year Ended October 31, 2017 $ 12.43 0.04 2.80 2.84 (0.06) — (0.06) $ 15.21 22.90% $ 752,352 1.32% 0.30% 1.32%
Year Ended October 31, 2016 $ 12.13 0.08 0.30 0.38 (0.08) — (0.08) $ 12.43 3.16%(g) $ 853,608 1.36% 0.67% 1.36%
Class C Shares
Year Ended October 31, 2020 $ 10.17 0.02 (1.15) (1.13) (0.04) — (0.04) $ 9.00 (11.14)% $ 127,566 2.12% 0.26% 2.20%
Year Ended October 31, 2019 $ 11.57 (0.03) 0.01 (0.02) (0.05) (1.33) (1.38) $ 10.17 1.18%(g) $ 143,192 2.14% (0.27)% 2.19%
Year Ended October 31, 2018 $ 14.24 (0.03) (1.13) (1.16) (0.03) (1.48) (1.51) $ 11.57 (9.06)%(g) $ 190,845 2.12% (0.23)% 2.12%
Year Ended October 31, 2017 $ 11.70 (0.06) 2.63 2.57 (0.03) — (0.03) $ 14.24 22.01% $ 276,274 2.09% (0.49)% 2.09%
Year Ended October 31, 2016 $ 11.51 — 0.26 0.26 (0.07) — (0.07) $ 11.70 2.27% $ 221,484 2.11% (0.02)% 2.13%
Class M Shares
Year Ended October 31, 2020 $ 11.23 0.13 (1.27) (1.14) (0.09) — (0.09) $ 10.00 (10.23)% $ 63,364,922 1.07% 1.32% 1.15%
Year Ended October 31, 2019 $ 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) $ 11.23 2.25% $ 61,224,712 1.07% 0.79% 1.12%
Year Ended October 31, 2018 $ 15.21 0.12 (1.21) (1.09) (0.10) (1.48) (1.58) $ 12.54 (8.02)% $ 84,943,067 1.01% 0.88% 1.01%
Year Ended October 31, 2017 $ 12.42 0.09 2.80 2.89 (0.10) — (0.10) $ 15.21 23.29% $ 98,734,045 1.00% 0.62% 1.00%
Year Ended October 31, 2016 $ 12.12 0.12 0.29 0.41 (0.11) — (0.11) $ 12.42 3.47% $ 83,335,874 1.04% 1.00% 1.04%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 11.23 0.13 (1.28) (1.15) (0.09) — (0.09) $ 9.99 (10.30)(g)% $ 10,234 1.07% 1.29% 1.15%
Year Ended October 31, 2019 $ 12.54 0.09 0.01 0.10 (0.08) (1.33) (1.41) $ 11.23 2.26% $ 11,309 1.07% 0.78% 1.12%
Year Ended October 31, 2018 $ 15.20 0.12 (1.20) (1.08) (0.10) (1.48) (1.58) $ 12.54 (7.95)% $ 11,059 1.01% 0.89% 1.01%
Year Ended October 31, 2017 $ 12.42 0.08 2.80 2.88 (0.10) — (0.10) $ 15.20 23.21% $ 14,652 0.99% 0.57% 0.99%
Year Ended October 31, 2016 $ 12.12 0.12 0.29 0.41 (0.11) — (0.11) $ 12.42 3.47% $ 11,885 1.03% 1.00% 1.03%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 11.25 0.11 (1.27) (1.16) (0.07) — (0.07) $ 10.02 (10.38)% $ 94,011 1.24% 1.07% 1.31%
Year Ended October 31, 2019 $ 12.57 0.07 0.01 0.08 (0.07) (1.33) (1.40) $ 11.25 2.07% $ 219,905 1.24% 0.62% 1.29%
Year Ended October 31, 2018 $ 15.22 0.11 (1.21) (1.10) (0.07) (1.48) (1.55) $ 12.57 (8.08)% $ 173,133 1.16% 0.79% 1.16%
Year Ended October 31, 2017 $ 12.44 0.07 2.79 2.86 (0.08) — (0.08) $ 15.22 23.05% $ 763,517 1.12% 0.50% 1.12%
Year Ended October 31, 2016 $ 12.14 0.08 0.33 0.41 (0.11) — (0.11) $ 12.44 3.41% $ 968,623 1.14% 0.66% 1.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

114 - Financial Highlights - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Bailard
Technology & Science Fund
Class A Shares
Year Ended October 31, 2020 $ 20.98 (0.10) 7.69 7.59 — (1.66) (1.66) $ 26.91 38.34% $ 4,893,728 1.23% (0.43)% 1.23%
Year Ended October 31, 2019 $ 21.57 (0.04) 2.51 2.47 — (3.06) (3.06) $ 20.98 14.78% $ 4,834,975 1.27% (0.20)% 1.27%
Year Ended October 31, 2018 $ 22.22 (0.09) 1.61 1.52 — (2.17) (2.17) $ 21.57 7.25% $ 3,856,959 1.26% (0.41)% 1.26%
Year Ended October 31, 2017 $ 17.26 (0.06) 6.29 6.23 (0.02) (1.25) (1.27) $ 22.22 38.67% $ 3,574,315 1.28% (0.31)% 1.28%
Year Ended October 31, 2016 $ 17.46 0.05 1.12 1.17 — (1.37) (1.37) $ 17.26 7.35% $ 2,720,410 1.31% 0.28% 1.31%
Class C Shares
Year Ended October 31, 2020 $ 18.39 (0.24) 6.66 6.42 — (1.66) (1.66) $ 23.15 37.31% $ 1,353,027 1.98% (1.20)% 1.98%
Year Ended October 31, 2019 $ 19.44 (0.17) 2.18 2.01 — (3.06) (3.06) $ 18.39 13.91% $ 1,074,269 2.03% (0.96)% 2.03%
Year Ended October 31, 2018 $ 20.37 (0.24) 1.48 1.24 — (2.17) (2.17) $ 19.44 6.46% $ 1,241,656 2.03% (1.19)% 2.03%
Year Ended October 31, 2017 $ 16.01 (0.19) 5.80 5.61 — (1.25) (1.25) $ 20.37 37.67% $ 1,599,961 2.04% (1.08)% 2.04%
Year Ended October 31, 2016 $ 16.42 (0.08) 1.04 0.96 — (1.37) (1.37) $ 16.01 6.47% $ 1,052,416 2.07% (0.52)% 2.09%
Class M Shares
Year Ended October 31, 2020 $ 22.25 (0.04) 8.20 8.16 (0.02) (1.66) (1.68) $ 28.73 38.77% $ 147,656,112 0.93% (0.15)% 0.93%
Year Ended October 31, 2019 $ 22.63 0.02 2.67 2.69 (0.01) (3.06) (3.07) $ 22.25 15.12% $ 121,507,791 0.96% 0.11% 0.96%
Year Ended October 31, 2018 $ 23.15 (0.02) 1.69 1.67 (0.02) (2.17) (2.19) $ 22.63 7.66% $ 123,213,676 0.93% (0.08)% 0.93%
Year Ended October 31, 2017 $ 17.89 — 6.55 6.55 (0.04) (1.25) (1.29) $ 23.15 39.12% $ 132,242,812 0.95% 0.02% 0.95%
Year Ended October 31, 2016 $ 18.07 0.10 1.16 1.26 (0.07) (1.37) (1.44) $ 17.89 7.67% $ 101,722,940 0.98% 0.58% 0.98%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 22.19 (0.04) 8.17 8.13 (0.02) (1.66) (1.68) $ 28.64 38.74% $ 3,741,695 0.93% (0.14)% 0.93%
Year Ended October 31, 2019 $ 22.57 0.02 2.67 2.69 (0.01) (3.06) (3.07) $ 22.19 15.16%(h) $ 2,918,634 0.96% 0.10% 0.96%
Year Ended October 31, 2018 $ 23.10 (0.02) 1.68 1.66 (0.02) (2.17) (2.19) $ 22.57 7.63%(h) $ 4,292,208 0.93% (0.08)% 0.93%
Year Ended October 31, 2017 $ 17.86 — 6.53 6.53 (0.04) (1.25) (1.29) $ 23.10 39.07% $ 3,066,228 0.95% – 0.95%
Year Ended October 31, 2016 $ 18.04 0.06 1.21 1.27 (0.08) (1.37) (1.45) $ 17.86 7.69%(h) $ 1,246,501 0.98% 0.35% 0.98%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 22.18 (0.07) 8.17 8.10 — (1.66) (1.66) $ 28.62 38.60% $ 2,823,005 1.05% (0.28)% 1.05%
Year Ended October 31, 2019 $ 22.58 — 2.66 2.66 — (3.06) (3.06) $ 22.18 14.99% $ 2,077,282 1.08% (0.01)% 1.08%
Year Ended October 31, 2018 $ 23.11 (0.04) 1.69 1.65 (0.01) (2.17) (2.18) $ 22.58 7.58% $ 1,854,473 1.01% (0.16)% 1.01%
Year Ended October 31, 2017 $ 17.87 (0.02) 6.54 6.52 (0.03) (1.25) (1.28) $ 23.11 39.00% $ 1,867,995 1.06% (0.08)% 1.06%
Year Ended October 31, 2016 $ 18.03 0.08 1.17 1.25 (0.04) (1.37) (1.41) $ 17.87 7.60% $ 918,550 1.09% 0.48% 1.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effect ive February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds - October 31, 2020 - Financial Highlights - 115
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Diamond Hill
Large Cap Concentrated
Fund
Class A Shares
Year Ended October 31, 2020 $ 6.77 0.06 (0.18) (0.12) (0.05) — (0.05) $ 6.60 (1.76)% $ 16,029,739 1.16% 0.86% 1.94%
Year Ended Octob er 31, 2019 $ 13.59 0.06 0.10 0.16 (0.15) (6.83) (6.98) $ 6.77 12.24% $ 18,152,635 1.18% 0.90% 1.89%
Year Ended October 31, 2018 $ 14.36 0.11 0.58 0.69 (0.11) (1.35) (1.46) $ 13.59 4.77%(g) $ 26,081,368 1.16% 0.78% 1.40%
Year Ended October 31, 2017 $ 12.72 0.08 2.62 2.70 (0.07) (0.99) (1.06) $ 14.36 22.46% $ 28,077,156 1.20% 0.61% 1.27%
Year Ended October 31, 2016 $ 13.51 0.10 0.08 0.18 (0.09) (0.88) (0.97) $ 12.72 1.62% $ 24,245,435 1.22% 0.78% 1.28%
Class C Shares
Year Ended October 31, 2020 $ 6.02 0.01 (0.15) (0.14) (0.01) — (0.01) $ 5.87 (2.30)% $ 927,299 1.89% 0.16% 2.67%
Year Ended October 31, 2019 $ 12.91 0.01 0.02 0.03 (0.09) (6.83) (6.92) $ 6.02 11.36% $ 1,261,064 1.90% 0.18% 2.62%
Year Ended October 31, 2018 $ 13.73 0.01 0.56 0.57 (0.04) (1.35) (1.39) $ 12.91 4.05%(g) $ 2,033,783 1.89% 0.04% 2.11%
Year Ended October 31, 2017 $ 12.24 — 2.51 2.51 (0.03) (0.99) (1.02) $ 13.73 21.63% $ 2,877,758 1.86% (0.03)% 1.96%
Year Ended October 31, 2016 $ 13.04 0.02 0.09 0.11 (0.03) (0.88) (0.91) $ 12.24 1.06% $ 3,222,103 1.82% 0.17% 1.97%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 6.79 0.08 (0.16) (0.08) (0.08) — (0.08) $ 6.63 (1.23)% $ 710,663 0.80% 1.22% 1.58%
Year Ended October 31, 2019 $ 13.62 0.10 0.08 0.18 (0.18) (6.83) (7.01) $ 6.79 12.58% $ 791,203 0.82% 1.33% 1.51%
Year Ended October 31, 2018 $ 14.40 0.15 0.59 0.74 (0.17) (1.35) (1.52) $ 13.62 5.12%(g) $ 2,249,467 0.82% 1.10% 0.98%
Year Ended October 31, 2017 $ 12.75 0.13 2.63 2.76 (0.12) (0.99) (1.11) $ 14.40 22.95% $ 38,148,500 0.82% 1.00% 0.90%
Year Ended October 31, 2016 $ 13.54 0.14 0.09 0.23 (0.14) (0.88) (1.02) $ 12.75 2.01% $ 41,887,204 0.82% 1.09% 0.92%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 6.83 0.07 (0.17) (0.10) (0.07) — (0.07) $ 6.66 (1.54)% $ 2,342,599 1.00% 1.04% 1.78%
Year Ended October 31, 2019 $ 13.64 0.07 0.11 0.18 (0.16) (6.83) (6.99) $ 6.83 12.46% $ 3,111,730 0.99% 1.06% 1.71%
Year Ended October 31, 2018 $ 14.41 0.14 0.58 0.72 (0.14) (1.35) (1.49) $ 13.64 4.96%(g) $ 3,552,641 0.97% 0.97% 1.20%
Year Ended October 31, 2017 $ 12.76 0.11 2.63 2.74 (0.10) (0.99) (1.09) $ 14.41 22.74% $ 4,264,406 0.97% 0.85% 1.03%
Year Ended October 31, 2016 $ 13.54 0.16 0.06 0.22 (0.12) (0.88) (1.00) $ 12.76 1.89% $ 4,145,469 0.94% 1.28% 0.94%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes payment by an affiliate which impacted the Fund's per share operations activity and total return. The per share impact was $0.01 per share for all classes.
Excluding the payment from the affiliate, the Class A, Class C, Class R6 and Institutional Service Class total returns are 4.69%, 3.89%, 4.88% and 4.88%, respectively.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

116 - Financial Highlights - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Fund
Class A Shares
Year Ended October 31, 2020 $ 22.73 0.15 2.77 2.92 (0.15) (0.48) (0.63) $ 25.02 13.03% $ 165,332,152 0.88% 0.66% 0.92%
Year Ended October 31, 2019 $ 25.12 0.17 2.31 2.48 (0.16) (4.71) (4.87) $ 22.73 13.91% $ 153,344,474 0.90% 0.78% 0.95%
Year Ended October 31, 2018 $ 26.48 0.18 0.85 1.03 (0.21) (2.18) (2.39) $ 25.12 3.87% $ 148,186,807 0.95% 0.69% 1.00%
Year Ended October 31, 2017 $ 22.25 0.21 4.98 5.19 (0.26) (0.70) (0.96) $ 26.48 23.93% $ 156,138,195 0.96% 0.86% 1.00%
Year Ended October 31, 2016 $ 22.31 0.27 0.43 0.70 (0.22) (0.54) (0.76) $ 22.25 3.30% $ 136,414,821 0.96% 1.27% 1.04%
Class C Shares
Year Ended October 31, 2020 $ 20.54 (0.03) 2.49 2.46 (0.04) (0.48) (0.52) $ 22.48 12.15% $ 892,368 1.68% (0.12)% 1.72%
Year Ended October 31, 2019 $ 23.24 0.01 2.04 2.05 (0.04) (4.71) (4.75) $ 20.54 12.99% $ 1,475,137 1.65% 0.07% 1.70%
Year Ended October 31, 2018 $ 24.69 (0.01) 0.81 0.80 (0.07) (2.18) (2.25) $ 23.24 3.15% $ 3,042,181 1.66% (0.02)% 1.71%
Year Ended October 31, 2017 $ 20.81 0.03 4.64 4.67 (0.09) (0.70) (0.79) $ 24.69 22.99% $ 3,742,859 1.72% 0.11% 1.77%
Year Ended October 31, 2016 $ 20.93 0.10 0.40 0.50 (0.08) (0.54) (0.62) $ 20.81 2.49% $ 4,046,885 1.75% 0.49% 1.79%
Class R Shares
Year Ended October 31, 2020 $ 22.05 0.04 2.68 2.72 (0.07) (0.48) (0.55) $ 24.22 12.50% $ 12,860 1.33% 0.16% 1.38%
Year Ended October 31, 2019 $ 24.55 0.09 2.19 2.28 (0.07) (4.71) (4.78) $ 22.05 13.30% $ 7,432 1.35% 0.45% 1.39%
Year Ended October 31, 2018 $ 25.92 0.09 0.85 0.94 (0.13) (2.18) (2.31) $ 24.55 3.60%(g) $ 59,034 1.28% 0.35% 1.33%
Year Ended October 31, 2017 $ 21.80 0.10 4.86 4.96 (0.14) (0.70) (0.84) $ 25.92 23.33%(g) $ 60,273 1.39% 0.44% 1.44%
Year Ended October 31, 2016 $ 21.87 0.17 0.43 0.60 (0.13) (0.54) (0.67) $ 21.80 2.85% $ 68,698 1.42% 0.79% 1.46%
Class R6 Shares
Year Ended October 31, 2020 $ 22.21 0.21 2.71 2.92 (0.22) (0.48) (0.70) $ 24.43 13.36% $ 23,675,084 0.59% 0.89% 0.63%
Year Ended October 31, 2019 $ 24.67 0.23 2.25 2.48 (0.23) (4.71) (4.94) $ 22.21 14.27% $ 5,774 0.58% 1.08% 0.65%
Period Ended October 31,
2018(h) $ 24.56 0.13 0.12 0.25 (0.14) — (0.14) $ 24.67 1.00% $ 5,057 0.58% 0.91% 0.65%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 22.21 0.20 2.70 2.90 (0.20) (0.48) (0.68) $ 24.43 13.27% $ 895,601,174 0.66% 0.87% 0.71%
Year Ended October 31, 2019 $ 24.68 0.22 2.24 2.46 (0.22) (4.71) (4.93) $ 22.21 14.13% $ 865,639,291 0.67% 1.02% 0.71%
Year Ended October 31, 2018 $ 26.07 0.25 0.85 1.10 (0.31) (2.18) (2.49) $ 24.68 4.22% $ 855,031,698 0.67% 0.97% 0.71%
Year Ended October 31, 2017 $ 21.92 0.27 4.90 5.17 (0.32) (0.70) (1.02) $ 26.07 24.22% $ 867,378,946 0.71% 1.11% 0.76%
Year Ended October 31, 2016 $ 21.99 0.32 0.42 0.74 (0.27) (0.54) (0.81) $ 21.92 3.52% $ 822,749,912 0.74% 1.49% 0.78%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) For the period from April 11, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of April 10, 2018 through
October 31, 2018.

Equity Funds - October 31, 2020 - Financial Highlights - 117
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Geneva Mid Cap
Growth Fund
Class A Shares
Year Ended October 31, 2020 $ 21.64 (0.12) 3.02 2.90 — (3.62) (3.62) $ 20.92 15.03% $ 96,664,898 1.19% (0.60)% 1.19%
Year Ended October 31, 201 9 $ 26.00 (0.09) 2.50 2.41 — (6.77) (6.77) $ 21.64 15.19% $ 104,022,586 1.18% (0.42)% 1.18%
Year Ended October 31, 2018 $ 26.98 (0.12) 1.99 1.87 — (2.85) (2.85) $ 26.00 7.24% $ 112,505,848 1.14% (0.45)% 1.14%
Year Ended October 31, 2017 $ 23.72 (0.11) 5.41 5.30 — (2.04) (2.04) $ 26.98 23.77% $ 142,455,307 1.14% (0.45)% 1.14%
Year Ended October 31, 2016 $ 28.54 (0.14) (1.41) (1.55) — (3.27) (3.27) $ 23.72 (5.64)% $ 160,222,910 1.15% (0.55)% 1.15%
Class C Shares
Year Ended October 31, 2020 $ 15.68 (0.18) 2.08 1.90 — (3.62) (3.62) $ 13.96 14.20% $ 17,730,581 1.93% (1.33)% 1.93%
Year Ended October 31, 2019 $ 20.93 (0.18) 1.70 1.52 — (6.77) (6.77) $ 15.68 14.34% $ 24,791,836 1.92% (1.16)% 1.92%
Year Ended October 31, 2018 $ 22.41 (0.26) 1.63 1.37 — (2.85) (2.85) $ 20.93 6.40% $ 43,368,750 1.88% (1.19)% 1.88%
Year Ended October 31, 2017 $ 20.16 (0.25) 4.54 4.29 — (2.04) (2.04) $ 22.41 22.88% $ 51,063,324 1.89% (1.20)% 1.89%
Year Ended October 31, 2016 $ 24.92 (0.27) (1.22) (1.49) — (3.27) (3.27) $ 20.16 (6.30)% $ 55,956,882 1.88% (1.29)% 1.88%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 23.12 (0.05) 3.25 3.20 — (3.62) (3.62) $ 22.70 15.42% $ 93,818,882 0.84% (0.24)% 0.84%
Year Ended October 31, 2019 $ 27.21 (0.01) 2.69 2.68 — (6.77) (6.77) $ 23.12 15.60% $ 130,569,546 0.82% (0.05)% 0.82%
Year Ended October 31, 2018 $ 28.02 (0.03) 2.07 2.04 — (2.85) (2.85) $ 27.21 7.61% $ 112,697,592 0.78% (0.09)% 0.78%
Year Ended October 31, 2017 $ 24.48 (0.02) 5.60 5.58 — (2.04) (2.04) $ 28.02 24.21% $ 331,542,252 0.77% (0.08)% 0.77%
Year Ended October 31, 2016 $ 29.24 (0.04) (1.45) (1.49) — (3.27) (3.27) $ 24.48 (5.26)% $ 173,735,539 0.77% (0.15)% 0.77%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 22.80 (0.08) 3.21 3.13 — (3.62) (3.62) $ 22.31 15.31% $ 312,874,072 0.97% (0.38)% 0.97%
Year Ended October 31, 2019 $ 26.95 (0.03) 2.65 2.62 — (6.77) (6.77) $ 22.80 15.49% $ 316,343,611 0.89% (0.13)% 0.89%
Year Ended October 31, 2018 $ 27.82 (0.07) 2.05 1.98 — (2.85) (2.85) $ 26.95 7.44% $ 442,820,791 0.93% (0.24)% 0.93%
Year Ended October 31, 2017 $ 24.35 (0.06) 5.57 5.51 — (2.04) (2.04) $ 27.82 24.04% $ 500,783,318 0.93% (0.24)% 0.93%
Year Ended October 31, 2016 $ 29.14 (0.08) (1.44) (1.52) — (3.27) (3.27) $ 24.35 (5.40)% $ 593,862,140 0.92% (0.33)% 0.92%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

118 - Financial Highlights - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
dnote
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Loomis All Cap
Growth Fund
Class A Shares
Year Ended October 31, 2020 $ 12.13 (0.07) 3.21 3.14 — (0.16) (0.16) $ 15.11 26.11% $ 6,420,308 1.35% (0.54)% 1.38%
Year Ended October 31, 2019 $ 11.45 (0.03) 1.54 1.51 (0.01) (0.82) (0.83) $ 12.13 14.48% $ 5,161,915 1.28% (0.21)% 1.32%
Year Ended October 31, 2018 $ 10.97 (0.01) 0.54 0.53 — (0.05) (0.05) $ 11.45 4.81% $ 619,208 1.20% (0.10)% 1.41%
Period Ended October 31,
2017(g) $ 10.00 (0.02) 0.99 0.97 — — — $ 10.97 9.70% $ 191,324 1.29% (0.39)% 1.43%
Class R6 Shares
Year Ended October 31, 2020 $ 12.20 (0.01) 3.24 3.23 (0.01) (0.16) (0.17) $ 15.26 26.76% $ 188,632,200 0.85% (0.04)% 0.89%
Year Ended October 31, 2019 $ 11.50 0.03 1.53 1.56 (0.04) (0.82) (0.86) $ 12.20 14.93% $ 178,449,111 0.82% 0.27% 0.87%
Year Ended October 31, 2018 $ 11.00 0.03 0.54 0.57 (0.02) (0.05) (0.07) $ 11.50 5.15% $ 173,295,558 0.85% 0.28% 1.03%
Period Ended October 31,
2017(g) $ 10.00 — 1.00 1.00 — — — $ 11.00 10.00% $ 200,310,013 0.85% 0.08% 0.98%
Eagle Class Shares
Year Ended October 31, 2020 $ 12.21 (0.02) 3.24 3.22 (0.01) (0.16) (0.17) $ 15.26 26.62% $ 182,861,589 0.95% (0.16)% 0.99%
Year Ended October 31, 2019 $ 11.48 0.01 1.56 1.57 (0.02) (0.82) (0.84) $ 12.21 15.00% $ 135,646,669 1.02% 0.07% 1.06%
Period Ended October 31,
2018(h) $ 11.76 (0.01) (0.27) (0.28) — — — $ 11.48 (2.38)% $ 256,407 0.94% (0.37)% 1.36%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 12.19 — 3.21 3.21 (0.01) (0.16) (0.17) $ 15.23 26.59%( i ) $ 3,951,852 0.91% – 0.94%
Year Ended October 31, 2019 $ 11.48 0.02 1.54 1.56 (0.03) (0.82) (0.85) $ 12.19 15.00%( i ) $ 14,441,118 0.89% 0.16% 0.93%
Year Ended October 31, 2018 $ 10.98 0.01 0.54 0.55 — (0.05) (0.05) $ 11.48 5.00% $ 7,779,313 0.97% 0.12% 1.18%
Period Ended October 31,
2017(g) $ 10.00 (0.01) 0.99 0.98 — — — $ 10.98 9.80% $ 1,704,502 1.09% (0.19)% 1.23%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from June 1, 2017 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of May 31, 2017 through
October 31, 2017.
(h) For the period from June 28, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of June 27, 2018 through
October 31, 2018.
( i ) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

120 - Financial Highlights - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Mellon Dynamic
U.S. Core Fund
Class A Shares
Year Ended October 31, 2020 $ 9.71 0.09 0.86 0.95 (0.12) (0.68) (0.80) $ 9.86 10.28%(g) $ 51,190,485 0.81% 0.90% 0.87%
Year Ended October 31, 2019 $ 12.36 0.13 1.17 1.30 (0.12) (3.83) (3.95) $ 9.71 18.99% $ 43,376,574 0.90% 1.43% 1.10%
Year Ended October 31, 2018 $ 12.46 0.04 1.11 1.15 (0.03) (1.22) (1.25) $ 12.36 9.68% $ 29,136,197 0.94% 0.34% 1.15%
Year Ended October 31, 2017 $ 10.34 0.02 2.64 2.66 (0.02) (0.52) (0.54) $ 12.46 26.88% $ 30,306,398 0.96% 0.17% 1.16%
Year Ended October 31, 2016 $ 11.07 0.04 (0.24) (0.20) (0.04) (0.49) (0.53) $ 10.34 (1.83)% $ 28,098,839 0.97% 0.35% 1.19%
Class C Shares
Year Ended October 31, 2020 $ 6.27 0.01 0.54 0.55 (0.09) (0.68) (0.77) $ 6.05 9.35% $ 7,096,258 1.56% 0.13% 1.63%
Year Ended October 31, 2019 $ 9.46 0.04 0.67 0.71 (0.07) (3.83) (3.90) $ 6.27 18.12% $ 5,277,086 1.69% 0.65% 1.89%
Year Ended October 31, 2018 $ 9.86 (0.05) 0.87 0.82 — (1.22) (1.22) $ 9.46 8.84% $ 4,314,906 1.76% (0.50)% 1.96%
Year Ended October 31, 2017 $ 8.35 (0.06) 2.10 2.04 (0.01) (0.52) (0.53) $ 9.86 25.68% $ 6,439,140 1.76% (0.62)% 1.96%
Year Ended October 31, 2016 $ 9.07 (0.04) (0.18) (0.22) (0.01) (0.49) (0.50) $ 8.35 (2.54)% $ 6,621,421 1.76% (0.45)% 1.98%
Class R Shares
Year Ended October 31, 2020 $ 9.34 0.03 0.85 0.88 (0.11) (0.68) (0.79) $ 9.43 9.82% $ 638,880 1.13% 0.35% 1.21%
Year Ended October 31, 2019 $ 12.04 0.09 1.12 1.21 (0.08) (3.83) (3.91) $ 9.34 18.58% $ 86,163 1.30% 1.04% 1.50%
Year Ended October 31, 2018 $ 12.20 (0.01) 1.08 1.07 (0.01) (1.22) (1.23) $ 12.04 9.20% $ 69,504 1.35% (0.07)% 1.55%
Year Ended October 31, 2017 $ 10.17 (0.01) 2.57 2.56 (0.01) (0.52) (0.53) $ 12.20 26.32% $ 61,710 1.32% (0.13)% 1.52%
Year Ended October 31, 2016 $ 10.90 0.05 (0.22) (0.17) (0.07) (0.49) (0.56) $ 10.17 (1.61)% $ 135,566 0.79% 0.52% 1.01%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 10.50 0.13 0.94 1.07 (0.16) (0.68) (0.84) $ 10.73 10.60% $ 191,988,967 0.50% 1.22% 0.56%
Year Ended October 31, 2019 $ 13.02 0.17 1.29 1.46 (0.15) (3.83) (3.98) $ 10.50 19.38% $ 185,332,637 0.61% 1.70% 0.82%
Year Ended October 31, 2018 $ 13.06 0.08 1.16 1.24 (0.06) (1.22) (1.28) $ 13.02 10.00% $ 172,430,086 0.65% 0.63% 0.85%
Year Ended October 31, 2017 $ 10.81 0.06 2.76 2.82 (0.05) (0.52) (0.57) $ 13.06 27.24% $ 169,882,882 0.65% 0.48% 0.85%
Year Ended October 31, 2016 $ 11.55 0.07 (0.24) (0.17) (0.08) (0.49) (0.57) $ 10.81 (1.52)% $ 144,091,314 0.65% 0.67% 0.87%
Eagle Class Shares
Year Ended October 31, 2020 $ 10.60 0.11 0.95 1.06 (0.15) (0.68) (0.83) $ 10.83 10.40% $ 753,099,080 0.59% 1.04% 0.64%
Year Ended October 31, 2019 $ 13.09 0.16 1.32 1.48 (0.14) (3.83) (3.97) $ 10.60 19.43%(g) $ 5,425 0.76% 1.56% 0.96%
Period Ended October 31,
2018( i ) $ 14.39 0.01 (1.31) (1.30) — — — $ 13.09 (9.03)% $ 4,549 0.73% 0.72% 0.94%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10.58 0.11 0.95 1.06 (0.14) (0.68) (0.82) $ 10.82 10.50%(g) $ 105,917,473 0.61% 1.01% 0.68%
Year Ended October 31, 2019 $ 13.09 0.19 1.27 1.46 (0.14) (3.83) (3.97) $ 10.58 19.19% $ 33,548,776 0.72% 1.84% 0.91%
Year Ended October 31, 2018 $ 13.12 0.06 1.17 1.23 (0.04) (1.22) (1.26) $ 13.09 9.88% $ 5,738,440 0.80% 0.49% 1.01%
Year Ended October 31, 2017 $ 10.86 0.03 2.78 2.81 (0.03) (0.52) (0.55) $ 13.12 26.98% $ 6,200,165 0.86% 0.29% 1.06%
Year Ended October 31, 2016 $ 11.59 0.05 (0.24) (0.19) (0.05) (0.49) (0.54) $ 10.86 (1.66)% $ 15,316,156 0.86% 0.46% 1.08%

Equity Funds - October 31, 2020 - Financial Highlights - 121
The accompanying notes are an integral part of these financial statements.
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i) For the period from October 1, 2018 (commencement of operations) through October 31, 2018. Total return is calculated based on inception date of October 1, 2018 through October 31, 2018.

122 - Financial Highlights - October 31, 2020 - Equity Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Small Company
Growth Fund
Class A Shares
Year Ended October 31, 2020 $ 20 .02 (0.23) 5.21 4.98 — (1.95) (1.95) $ 23 .05 26.87% $ 7,104,612 1.35% (1.15)% 1.36%
Year Ended October 31, 2019 $ 19 .03 (0.22) 2.17 1.95 — (0.96) (0.96) $ 20 .02 11.31% $ 35,574,303 1.32% (1.09)% 1.33%
Year Ended October 31, 2018 $ 17 .52 (0.21) 2.28 2.07 — (0.56) (0.56) $ 19 .03 12.16% $ 29,343,929 1.32% (1.07)% 1.32%
Year Ended October 31, 2017 $ 13 .50 (0.14) 4.63 4.49 — (0.47) (0.47) $ 17 .52 34.07% $ 21,321,775 1.31% (0.92)% 1.33%
Year Ended October 31, 2016 $ 13 .26 (0.11) 0.67 0.56 — (0.32) (0.32) $ 13 .50 4.31% $ 8,394,865 1.33% (0.87)% 1.36%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 20 .27 (0.22) 5.31 5.09 — (1.95) (1.95) $ 23 .41 27.10% $ 272,094,684 1.19% (1.06)% 1.20%
Year Ended October 31, 2019 $ 19 .24 (0.19) 2.18 1.99 — (0.96) (0.96) $ 20 .27 11.40% $ 264,313,528 1.19% (0.95)% 1.19%
Year Ended October 31, 2018 $ 17 .67 (0.18) 2.31 2.13 — (0.56) (0.56) $ 19 .24 12.40% $ 266,605,031 1.19% (0.93)% 1.19%
Year Ended October 31, 2017 $ 13 .60 (0.12) 4.66 4.54 — (0.47) (0.47) $ 17 .67 34.19% $ 220,554,336 1.19% (0.74)% 1.20%
Year Ended October 31, 2016 $ 13 .34 (0.08) 0.66 0.58 — (0.32) (0.32) $ 13 .60 4.43% $ 169,777,023 1.19% (0.64)% 1.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds - October 31, 2020 - Financial Highlights - 123
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio
Nationwide WCM Focused
Small Cap Fund
Class A Shares
Year Ended October 31, 2020 $ 24.52 (0.08) (2.94) (3.02) — (1.13) — (1.13) $ 20.37 (13.12)% $ 11,958,110 1.16% (0.37)%
Year Ended October 31, 2019 $ 35.90 (0.16) 2.34 2.18 — (13.56) — (13.56) $ 24.52 14.39% $ 15,309,267 1.54% (0.66)%
Year Ended October 31, 2018 $ 40.13 (0.23) (0.82) (1.05) (0.04) (3.14) — (3.18) $ 35.90 (2.89)% $ 14,848,196 1.38% (0.60)%
Year Ended October 31, 2017 $ 30.79 — 9.39 9.39 — (0.05) — (0.05) $ 40.13 30.50% $ 22,366,548 1.37% (0.01)%
Year Ended October 31, 2016 $ 30.22 0.03 1.40 1.43 (0.03) (0.82) (0.01) (0.86) $ 30.79 4.94% $ 18,401,857 1.45% 0.10%
Class C Shares
Year Ended October 31, 2020 $ 21.23 (0.21) (2.51) (2.72) — (1.13) — (1.13) $ 17.38 (13.77)% $ 3,463,208 1.93% (1.13)%
Year Ended October 31, 2019 $ 33.18 (0.30) 1.91 1.61 — (13.56) — (13.56) $ 21.23 13.54% $ 5,004,266 2.29% (1.41)%
Year Ended October 31, 2018 $ 37.57 (0.48) (0.75) (1.23) (0.02) (3.14) — (3.16) $ 33.18 (3.62)% $ 8,569,392 2.13% (1.37)%
Year Ended October 31, 2017 $ 29.04 (0.26) 8.84 8.58 — (0.05) — (0.05) $ 37.57 29.55% $ 9,863,605 2.12% (0.76)%
Year Ended October 31, 2016 $ 28.73 (0.19) 1.32 1.13 — (0.82) — (0.82) $ 29.04 4.11% $ 7,751,965 2.21% (0.67)%
Class R6 Shares(g)
Year Ended October 31, 2020 $ 25.84 (0.06) (3.06) (3.12) — (1.13) — (1.13) $ 21.59 (12.83)% $ 50,134,185 0.80% (0.29)%
Year Ended October 31, 2019 $ 36.97 (0.08) 2.51 2.43 — (13.56) — (13.56) $ 25.84 14.78% $ 2,230,227 1.20% (0.30)%
Year Ended October 31, 2018 $ 41.11 (0.07) (0.87) (0.94) (0.06) (3.14) — (3.20) $ 36.97 (2.54)% $ 2,785,456 1.00% (0.18)%
Year Ended October 31, 2017 $ 31.46 0.13 9.61 9.74 (0.04) (0.05) — (0.09) $ 41.11 30.97% $ 87,473,796 1.01% 0.35%
Year Ended October 31, 2016 $ 30.87 0.12 1.46 1.58 (0.13) (0.82) (0.04) (0.99) $ 31.46 5.33% $ 73,229,275 1.09% 0.42%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 25.67 (0.03) (3.08) (3.11) — (1.13) — (1.13) $ 21.43 (12.88)% $ 48,419,239 0.91% (0.13)%
Year Ended October 31, 2019 $ 36.86 (0.11) 2.48 2.37 — (13.56) — (13.56) $ 25.67 14.62% $ 45,063,142 1.31% (0.43)%
Year Ended October 31, 2018 $ 41.03 (0.13) (0.84) (0.97) (0.06) (3.14) — (3.20) $ 36.86 (2.63)% $ 44,421,820 1.11% (0.33)%
Year Ended October 31, 2017 $ 31.40 0.10 9.59 9.69 (0.01) (0.05) — (0.06) $ 41.03 30.88% $ 90,228,862 1.09% 0.26%
Year Ended October 31, 2016 $ 30.84 0.12 1.41 1.53 (0.11) (0.82) (0.04) (0.97) $ 31.40 5.20% $ 33,699,602 1.16% 0.40%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

124 - Notes to Financial Statements - October 31, 2020 - Equity Funds
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2020, the Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a
“Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide American Century Small Cap Income Fund (formerly Nationwide U.S. Small Cap Value Fund) (“Small
Cap Income”)
Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)
Nationwide Bailard Technology & Science Fund (“Technology & Science”)
Nationwide Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated”)
Nationwide Fund (“Nationwide Fund”)
Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)
Nationwide Loomis All Cap Growth Fund (“All Cap Growth”)
Nationwide Mellon Dynamic U.S. Core Fund (formerly Nationwide Dynamic U.S. Growth Fund) (“U.S. Core”)
Nationwide Small Company Growth Fund (“Small Company Growth”)
Nationwide WCM Focused Small Cap Fund (“Focused Small Cap”)
The Funds, as applicable, currently offer Class A, Class C,
Class M, Class R, Class R6, Eagle Class and Institutional
Service Class shares. Effective October 3, 2019, the majority of Class C shares converted for shareholder accounts open
for 10 years or longer and will continue to convert to Class
A shares ten years after their purchase as described in each
Fund’s prospectus. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds is a diversified fund, as defined in the 1940
Act.
Effective February 28, 2020, the Nationwide Dynamic U.S.
Growth Fund was renamed Nationwide Mellon Dynamic U.S.
Core Fund.
Effective November 27, 2020, the Nationwide U.S. Small Cap
Value Fund was renamed Nationwide American Century Small
Cap Income Fund.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)

Equity Funds - October 31, 2020 - Notes to Financial Statements - 125
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily
available are valued at the current market value as of “Valuation
Time.” Valuation Time is as of the close of regular trading on the
New York Stock Exchange (usually 4:00 p.m. Eastern time).
Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service
approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades.
Shares of registered open-end management investment
companies are valued at net asset value (“NAV”) as reported
by such company. Shares of exchange traded funds are
generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited
partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S. federal income tax purposes.
Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service.
Equity securities, shares of registered open-end management
investment companies, shares of exchange traded funds and
MLPs valued in this manner are generally categorized as Level
1 investments within the hierarchy. Repurchase agreements
are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within
the hierarchy.
Debt and other fixed-income securities are generally valued
at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations
provided by independent pricing service providers may be
determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing
service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within
the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and
the Trust’s administrator, Nationwide Fund Management LLC
(“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair
Valuation Committee (“FVC”) to assign these fair valuations.
The fair value of a security may differ from its quoted or
published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee;
(iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange
and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not
accurately reflect the value of a security.
The FVC will assign a fair value according to fair value
methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv)
a combination of these and other methods. Fair valuations
may also take into account significant events that occur before
Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC
may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S.
securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which
the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign
currencies are translated into U.S. dollars at the exchange rate

126 - Notes to Financial Statements - October 31, 2020 - Equity Funds
of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the
Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Small Cap Income
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ 732,868 $ – $ – $ 732,868
Air Freight & Logistics 469,006 – – 469,006
Airlines 753,774 – – 753,774
Auto Components 1,651,929 – – 1,651,929
Automobiles 140,693 – – 140,693
Banks 11,735,270 – – 11,735,270
Biotechnology 286,294 – – 286,294
Building Products 987,196 – – 987,196
Capital Markets 1,089,564 – – 1,089,564
Chemicals 2,467,591 – – 2,467,591
Commercial Services & Supplies 1,244,118 – – 1,244,118
Communications Equipment 564,398 – – 564,398
Construction & Engineering 1,705,065 – – 1,705,065
Construction Materials 244,426 – – 244,426
Consumer Finance 1,398,785 – – 1,398,785
Containers & Packaging 365,359 – – 365,359
Distributors 107,363 – – 107,363
Diversified Consumer Services 483,781 – – 483,781
Diversified Financial Services 342,165 – – 342,165
Diversified Telecommunication Services 386,985 – – 386,985
Electrical Equipment 767,896 – – 767,896
Electronic Equipment, Instruments &
Components 2,898,558 – – 2,898,558
Energy Equipment & Services 803,421 – – 803,421
Entertainment 217,430 – – 217,430
Food & Staples Retailing 832,981 – – 832,981
Food Products 1,767,555 – – 1,767,555
Health Care Equipment & Supplies 438,477 – – 438,477
Health Care Providers & Services 1,545,743 – – 1,545,743
Health Care Technology 255,817 – – 255,817
Hotels, Restaurants & Leisure 824,877 – – 824,877
Household Durables 2,762,371 – – 2,762,371
Household Products 196,027 – – 196,027
Independent Power and Renewable
Electricity Producers 79,456 – – 79,456
Industrial Conglomerates 292,085 – – 292,085
Insurance 3,809,724 – – 3,809,724
Interactive Media & Services 162,728 – – 162,728
Internet & Direct Marketing Retail 294,533 – – 294,533
IT Services 787,551 – – 787,551
Leisure Products 399,358 – – 399,358
Life Sciences Tools & Services 29,987 – – 29,987
Machinery 4,253,935 – – 4,253,935
Marine 354,188 – – 354,188
Media 960,422 – – 960,422
Metals & Mining 2,034,618 – – 2,034,618
Multiline Retail 509,758 – – 509,758
Oil, Gas & Consumable Fuels 2,871,744 – – 2,871,744
Paper & Forest Products 442,049 – – 442,049
Personal Products 223,919 – – 223,919
Pharmaceuticals 407,239 – – 407,239
Professional Services 968,557 – – 968,557

Equity Funds - October 31, 2020 - Notes to Financial Statements - 127
Level 1 Level 2 Level 3 Total
Assets:
Real Estate Management & Development $ 896,478 $ – $ – $ 896,478
Road & Rail 1,204,259 – – 1,204,259
Semiconductors & Semiconductor
Equipment 1,134,764 – – 1,134,764
Software 351,345 – – 351,345
Specialty Retail 3,301,238 – – 3,301,238
Technology Hardware, Storage &
Peripherals 347,020 – – 347,020
Textiles, Apparel & Luxury Goods 859,869 – – 859,869
Thrifts & Mortgage Finance 1,818,279 – – 1,818,279
Tobacco 42,520 – – 42,520
Trading Companies & Distributors 1,768,372 – – 1,768,372
Transportation Infrastructure 167,184 – – 167,184
Wireless Telecommunication Services 272,183 – – 272,183
Total Common Stocks $ 71,513,145 $ – $ – $ 71,513,145
Preferred Stocks 152,533 – – 152,533
Repurchase Agreement – 8,133 – 8,133
Rights   – 2,197 893 3,090
Short-Term Investment 792 – – 792
Total Assets $ 71,666,470 $ 10,330 $ 893 $ 71,677,693
Total $ 71,666,470 $ 10,330 $ 893 $ 71,677,693
Cognitive Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 62,862,087 $ – $ – $ 62,862,087
Exchange Traded Fund 399,920 – – 399,920
Repurchase Agreement – 1,064,810 – 1,064,810
Short-Term Investment 103,762 – – 103,762
Total $ 63,365,769 $ 1,064,810 $ – $ 64,430,579
Technology & Science
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Biotechnology $ 8,449,578 $ – $ – $ 8,449,578
Communications Equipment 1,522,519 – – 1,522,519
Electronic Equipment, Instruments &
Components 6,493,840 – – 6,493,840
Entertainment 8,650,003 – – 8,650,003
Health Care Equipment & Supplies 273,280 – – 273,280
Household Durables 3,915,288 – – 3,915,288
Interactive Media & Services 15,145,864 – – 15,145,864
Internet & Direct Marketing Retail 7,368,736 – – 7,368,736
IT Services 22,909,229 – – 22,909,229
Pharmaceuticals 1,741,605 – – 1,741,605
Semiconductors & Semiconductor
Equipment 35,831,981 – – 35,831,981
Software 36,035,815 – – 36,035,815
Technology Hardware, Storage &
Peripherals 10,134,866 1,592,623 – 11,727,489
Total Common Stocks $ 158,472,604 $ 1,592,623 $ – $ 160,065,227
Repurchase Agreement – 806,598 – 806,598
Rights 97,800 – – 97,800
Short-Term Investment 78,600 – – 78,600
Total $ 158,649,004 $ 2,399,221 $ – $ 161,048,225

128 - Notes to Financial Statements - October 31, 2020 - Equity Funds
Large Cap Concentrated
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 19,783,801 $ – $ – $ 19,783,801
Total $ 19,783,801 $ – $ – $ 19,783,801
Nationwide Fund
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,084,414,315 $ – $ – $ 1,084,414,315
Repurchase Agreement – 383,162 – 383,162
Short-Term Investment 37,338 – – 37,338
Total $ 1,084,451,653 $ 383,162 $ – $ 1,084,834,815
Mid Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 513,605,991 $ – $ – $ 513,605,991
Total $ 513,605,991 $ – $ – $ 513,605,991
All Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 376,885,613 $ – $ – $ 376,885,613
Total $ 376,885,613 $ – $ – $ 376,885,613
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 967,030,706 $ – $ – $ 967,030,706
Purchased Options 1,050,460 – – 1,050,460
Repurchase Agreement – 851,376 – 851,376
Short-Term Investments   82,964 102,192,484 – 102,275,448
Total Assets $ 968,164,130 $ 103,043,860 $ – $ 1,071,207,990
$ – $ – $ – $ –
Liabilities:
Futures Contracts $ (7,644,146) $ – $ – $ (7,644,146)
Total Liabilities $ (7,644,146) $ – $ – $ (7,644,146)
Total $ 960,519,984 $ 103,043,860 $ – $ 1,063,563,844
Small Company Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 271,781,223 $ – $ – $ 271,781,223
Repurchase Agreement – 2,501 – 2,501
Short-Term Investment 244 – – 244
Total $ 271,781,467 $ 2,501 $ – $ 271,783,968

Equity Funds - October 31, 2020 - Notes to Financial Statements - 129
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign
currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Funds' borrowing policy, the advance is
deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance
to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate
from, and were not made pursuant to, the credit agreement
discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may
charge the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At October 31, 2020, the Funds did not have overdrawn
balances.
Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S.
dollars. The Funds may, nevertheless, engage in foreign
currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and
payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The
accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/
depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result
of differences between the amount recorded on a Fund’s
accounting records, and the U.S. dollar equivalent amount
actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign
cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in
the value of translation of assets and liabilities denominated in foreign currencies,” if applicable.
Focused Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 105,759,143 $ – $ – $ 105,759,143
Total $ 105,759,143 $ – $ – $ 105,759,143
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
During the year ended October 31, 2020, Small Cap Income held four common stock investments and one rights investment that were categorized as Level 3 investments which were each valued at $0.
Small Cap Income
Rights Total
Balance as of 10/31/2019 $ 428 $428
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 5,416 5,416
Purchases — —
Sales (5,416) (5,416)
Change in Unrealized Appreciation/Depreciation 465 465
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 10/31/2020 $ 893 $893
Change in Unrealized Appreciation/Depreciation for Investments Still held as of 10/31/2020 $ 465 $465

130 - Notes to Financial Statements - October 31, 2020 - Equity Funds
Options
Certain Funds purchased and/or wrote options on futures
contracts and/or indexes. Such option investments are
utilized to manage currency exposures and/or hedge against
movements in the values of the foreign currencies in which
the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates, to capitalize on the return-generating features of selling options (short
volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/
or to generate consistent outperformance, as applicable, to
meet each Fund's stated investment strategies as shown in the
Fund's Prospectus.
Options traded on an exchange are valued at the settlement
price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such
options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded
options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”)
market, and which are not quoted by NASDAQ, are valued
at the last quoted bid price, and are generally categorized as
Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.
Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under
an option by entering into a closing transaction. Closing
transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities
transactions. Imperfect correlation between options and
the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a Fund) expose a Fund to counterparty
risk. To the extent required by Securities and Exchange
Commission (“SEC”) guidelines, a Fund will not enter into
any options transactions unless it owns either (i) an offsetting
(“covered”) position in securities, other options, or futures or (ii)
cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures
Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or
a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value”, in the Statement of Investments and in the Statements of
Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized
appreciation/depreciation in the value of investment securities”, as applicable.
Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”)
to manage currency risk, to equitize cash balances, to more
efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates,
for the purpose of reducing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/
or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated investment strategies as shown in the
Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required
to segregate an initial margin deposit of cash and/or other
assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to
receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation
in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts
are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of
Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the

Equity Funds - October 31, 2020 - Notes to Financial Statements - 131
difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may
not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the
movements in the price of the futures contracts and the
underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by
the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of
Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts,” in a table in the Statement of
Investments and in the Statements of Operations under “Net
realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/
depreciation in the value of futures contracts”, as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of October 31, 2020:
Fair Values of Derivatives not Accounted for as Hedging Instruments as of October 31, 2020:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended October 31, 2020
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 389,210
Interest rate risk Investment securities, at value 661,250
Total $ 1,050,460
Liabilities:
Futures Contracts(a)
Equity risk
Receivable/payable for variation margin on futures
contracts $ (3,373,050)
Interest rate risk
Receivable/payable for variation margin on futures
contracts $ (4,271,096)
Total $ (7,644,146)
(a) Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options(a)
Equity risk $ (2,346,243)
Interest rate risk 21,144,542
Futures Contracts
Equity risk (8,655,122)
Interest rate risk 21,927,239
Total $ 32,070,416
(a) Realized gains (losses) from purchased options are included in "Net realized gains (losses) from transactions in investment securities."

132 - Notes to Financial Statements - October 31, 2020 - Equity Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended October 31, 2020
The following is a summary of the Funds' average volume of derivative instruments held during the year ended October 31, 2020:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial
statements to understand the effect of those arrangements
on the Funds’ financial position. At October 31, 2020, certain
Funds have entered into futures contracts. These futures
contract agreements do not provide for netting arrangements.
Securities Lending
During the year ended October 31, 2020, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options(a)
Equity risk $ (2,148,472)
Interest rate risk (55,921)
Futures Contracts
Equity risk (4,328,825)
Interest rate risk (4,330,362)
Total $ (10,863,580)
(a) Change in unrealized appreciation/depreciation from purchased options is included in "Net change in unrealized appreciation/
depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 10,620,594
Average Number of Purchased Option Contracts 1,556
Futures Contracts:
Average Notional Balance Long $ 171,730,305
Average Notional Balance Short $ 5,158,320

Equity Funds - October 31, 2020 - Notes to Financial Statements - 133
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of October 31, 2020, which were comprised of a money market fund and repurchase agreement purchased with cash collateral, were as follows:
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
Joint Repurchase Agreements
During the year ended October 31, 2020, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of Liabilities
Presented in the
Statements of Assets
and Liabilities
Small Cap Income $ 8,925
Cognitive Value 1,168,572
Technology & Science 885,198
Nationwide Fund 420,500
U.S. Core 934,340
Small Company Growth 2,745
At October 31, 2020, the joint repos on a gross basis were as follows:
BNP Paribas Securities Corp., 0.06%, dated 10/30/2020, due 11/2/2020, repurchase price $89,800,449, collateralized by U.S. Treasury
Note, 1.63%, maturing 11/15/2022; total market value $91,791,273.

134 - Notes to Financial Statements - October 31, 2020 - Equity Funds
At October 31, 2020, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Cap
Income
BNP Paribas
Securities Corp. $ 8,133 $ – $ 8,133 $ (8,133) $ –
Total $ 8,133 $ – $ 8,133 $ (8,133) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cognitive Value
BNP Paribas
Securities Corp. $ 1,064,810 $ – $ 1,064,810 $ (1,064,810) $ –
Total $ 1,064,810 $ – $ 1,064,810 $ (1,064,810) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Technology &
Science
BNP Paribas
Securities Corp. $ 806,598 $ – $ 806,598 $ (806,598) $ –
Total $ 806,598 $ – $ 806,598 $ (806,598) $ –

Equity Funds - October 31, 2020 - Notes to Financial Statements - 135
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Nationwide Fund
BNP Paribas
Securities Corp. $ 383,162 $ – $ 383,162 $ (383,162) $ –
Total $ 383,162 $ – $ 383,162 $ (383,162) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
U.S. Core
BNP Paribas
Securities Corp. $ 851,376 $ – $ 851,376 $ (851,376) $ –
Total $ 851,376 $ – $ 851,376 $ (851,376) $ –
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Fund Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements
of
Assets and
Liabilities
Net Amounts of
Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Small Company
Growth
BNP Paribas
Securities Corp. $ 2,501 $ – $ 2,501 $ (2,501) $ –
Total $ 2,501 $ – $ 2,501 $ (2,501) $ –
Amounts designated as “—” are zero or have been rounded to zero.
*
At October 31, 2020, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

136 - Notes to Financial Statements - October 31, 2020 - Equity Funds
applicable. In the event that a deflation reduction exceeds
total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the
Statements of Assets and Liabilities if the security is still held;
otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations.
For securities with paydown provisions, principal payments
received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as
applicable, are recorded on the ex-dividend date and are
recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign
withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust
(“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual
distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will
recharacterize the estimated amounts of the components of
distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized
as ordinary income and records as realized gain the amount
characterized by a REIT as long-term capital gain in the
Statements of Operations. The amount characterized as
return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized
gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are
reflected in the accompanying financial statements.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do
not require reclassification. The permanent differences as of
October 31, 2020 are primarily attributable to net operating losses, net operating loss netting to short gains, investments in real estate investment trusts, merger transactions, tax
equalization, non-taxable distributions, and investments in
passive foreign investment companies ("PFICs"). Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2020 may primarily be attributable to outstanding wash sale loss deferrals, investments in PFICs, mark-to-market adjustments on futures, mark-to-market adjustments on options, and non-taxable
distributions. These reclassifications have no effect upon
the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Reclassifications for the year ended October 31, 2020 were as follows:
Fund Capital
Total
Distributable
Earnings (Loss)
Small Cap Income $ – $ –
Cognitive Value – –
Technology & Science – –
Large Cap Concentrated – –
Nationwide Fund – –
Mid Cap Growth (299,861) 299,861
All Cap Growth – –
U.S. Core 2,068,173 (2,068,173)
Small Company Growth 1,905,293 (1,905,293)
Focused Small Cap (259,475) 259,475
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2020 - Notes to Financial Statements - 137
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises
the daily business affairs of the Funds in accordance with
policies and procedures established by the Board of Trustees.
NFA has selected the subadviser for each of the Funds as
noted below, and provides investment management evaluation
services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of October 31, 2020, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the year ended October 31, 2020, the Fund paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Small Cap Income Dimensional Fund Advisors LP(a)
Cognitive Value Bailard , Inc. (" Bailard ")
Technology & Science Bailard
Large Cap Concentrated Diamond Hill Capital Management, Inc.
Nationwide Fund Wellington Management Company, LLP
Mid Cap Growth Geneva Capital Management LLC
All Cap Growth Loomis, Sayles & Company, LP
U.S. Core Mellon Investments Corporation
Small Company Growth Brown Capital Management LLC
Focused Small Cap WCM Investment Management, LLC
(a) Effective November 27, 2020, American Century Investments Management, Inc. was appointed as the subadviser to the Fund.
Effective November 27, 2020, Dimensional Fund Advisors LP was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Income Up to $500 million 0.84%
$500 million and more 0.79%
Cognitive Value Up to $500 million 0.75%
$500 million and more 0.70%
Technology  & Science Up to $500 million 0.75%
$500 million up to $1 billion 0.70%
$1 billion and more 0.65%

138 - Notes to Financial Statements - October 31, 2020 - Equity Funds
Prior to October 1, 2020, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the following schedule.
Prior to November 8, 2019, under the terms of the Investment Advisory Agreement, certain Funds paid NFA an investment advisory fee based on that Fund’s average daily net assets according to the following schedule.
The Trust and NFA have entered into a written contract waiving
0.045% of investment advisory fees of Nationwide Fund until
February 28, 2021. During the year ended October 31, 2020,
the waiver of such investment advisory fees by NFA amounted
to $473,490, for which NFA shall not be entitled to later seek recoupment.
The Trust and NFA had entered into a written contract waiving the amount of Focused Small Cap's Advisory Fees equal to
100% of the savings amount in respect of the Fund until
November 8, 2019. The “Savings Amount” represents the
difference between the Old Subadvisory Fee Amount and the
New Subadvisory Fee Amount. During the year ended October
31, 2020, the waiver of such investment advisory fees by NFA amounted to $332 for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Large Cap Concentrated(a) Up to $1 billion 0.55%
$1 billion up to $2 billion 0.53%
$2 billion up to $5 billion 0.51%
$5 billion and more 0.49%
Nationwide Fund Up to $250 million 0.54%
$250 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion up to $5 billion 0.495%
$5 billion and more 0.47%
Mid Cap Growth Up to $250 million 0.75%
$250 million up to $500 million 0.70%
$500 million and more 0.65%
All Cap Growth Up to $1 billion 0.80%
$1 billion and more 0.775%
U.S. Core $0 Up to $5 billion 0.45%
$5 billion and more 0.425%
Small Company Growth Up to $500 million 0.84%
$500 million and more 0.79%
Focused Small Cap(b) Up to $500 million 0.75%
$500 million and more 0.70%
(a) For the period October 1, 2020 through October 31, 2020.
(b) For the period November 8, 2019 through October 31, 2020.
Fund Fee Schedule
Advisory Fee
(annual rate)
Large Cap Concentrated Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Fund Fee Schedule
Advisory Fee
(annual rate)
Focused Small Cap Up to $500 million 0.84%
$500 million and more 0.79%

Equity Funds - October 31, 2020 - Notes to Financial Statements - 139
For the year ended October 31, 2020, the effective advisory fee rates before and after expense reimbursements due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses
(excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an
Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with
U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2021.
NFA may request and receive reimbursement from a Fund for
advisory fees waived or other expenses reimbursed by NFA
pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However,
no reimbursement may be made unless: (i) the Fund’s assets
exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the
amount of the expense limitation that was in place at the time
NFA waived the fees or reimbursed the expenses and does
not cause the expense ratio to exceed the current expense
limitation. Reimbursement by a Fund of amounts previously
waived or reimbursed by NFA is not permitted except as
provided for in the Expense Limitation Agreement. The Expense
Limitation Agreement may be changed or eliminated only with
the consent of the Board of Trustees.
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements
*
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Small Cap Income 0.84 % N/A 0.82%
Cognitive Value 0.75 N/A 0.67
Technology & Science 0.75 N/A 0.75
Large Cap Concentrated 0.60 N/A 0.00
Nationwide Fund 0.53 0.49% 0.49
Mid Cap Growth 0.72 N/A 0.72
All Cap Growth 0.80 N/A 0.76
U.S. Core 0.45 N/A 0.39
Small Company Growth 0.84 N/A 0.83
Focused Small Cap 0.75 0.75 0.46
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Small Cap Income All Classes 1.09%
Cognitive Value All Classes 1.07%
Technology & Science All Classes 1.05%
Large Cap Concentrated(a)(b) All Classes 0.60%
Mid Cap Growth All Classes 0.98%
All Cap Growth All Classes 0.85%
U.S. Core(a) All Classes 0.50%
Small Company Growth All Classes 0.94%
Focused Small Cap(c) All Classes 0.80%
(a)  Until February 28, 2022.
(b) Effective October 1, 2020. Prior to October 1, 2020, Fund Operating Expenses including the Rule 12b-1 fees paid pursuant to the
Fund’s Administrative Services Plan was limited to 0.82%.
(c) Effective October 1, 2020. Prior to October 1, 2020, Fund Operating Expenses including the Rule 12b-1 fees paid pursuant to the
Fund’s Administrative Services Plan was limited to 1.22%.

140 - Notes to Financial Statements - October 31, 2020 - Equity Funds
As of October 31, 2020, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended October 31, 2020, no amounts were
reimbursed to NFA pursuant to the Expense Limitation
Agreement.
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended October 31, 2020, NFM earned $1,720,017 in fees from the Funds under the Joint Fund Administration and
Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the
Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include
individual account maintenance and recordkeeping, dividend
disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax
reporting, and other shareholder services. Depending on the
nature and quality of the services provided, fees for these
services may range from $4 to $20 per customer per year.
Under the terms of the Joint Fund Administration and Transfer
Agency Agreement and a letter agreement between NFM and
the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s
Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended October 31, 2020, the Funds’ aggregate portion of such costs amounted to $12,477.
Fund
Fiscal Year
2018 Amount
Fiscal Year
2019 Amount
Fiscal Year
2020 Amount Total
Small Cap Income $ — $ — $ 19,069 $ 19,069
Cognitive Value — 28,643 43,441 72,084
Technology & Science — — — —
Large Cap Concentrated 117,674 176,831 162,254 456,759
Nationwide Fund — — — —
Mid Cap Growth — — — —
All Cap Growth 367,907 129,013 136,290 633,210
U.S. Core 449,657 472,116 540,416 1,462,189
Small Company Growth 657 10,977 32,633 44,267
Focused Small Cap — 19,289 189,654 208,943
Amounts designated as "—" are zero or have been rounded to zero.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020%

Equity Funds - October 31, 2020 - Notes to Financial Statements - 141
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating
new sales of Class A shares of the Funds. The Funds' Class
A sales charges range from 0.00% to 5.75% based on the
amount purchased. During the year ended October 31, 2020,
the Funds imposed front-end sales charges of $345,991. From
these fees, NFD retained a portion amounting to $49,078.
NFD also receives fees in the form of contingent deferred
sales charges (“CDSCs”) on Class A and Class C shares. Any
CDSC is based on the original purchase price or the current
market value of the shares being redeemed, whichever is less.
A CDSC is imposed on Class A shares for certain redemptions
and Class C shares made within 1 year of purchase. Applicable
Class A and Class C CDSCs are 1.00% for all Funds. During
the year ended October 31, 2020, the Funds imposed CDSCs
of $99. NFD retained all of the CDSCs imposed by the Funds.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class
A, Class C, Class R, and Institutional Service Class shares of each of the Funds.
For the year ended October 31, 2020, the effective rates for administrative services fees were as follows:
Fund
Class A
Shares
Class C
Shares (a)
Class R
Shares (b)
Small Cap Income 0.25% 1.00% N/A
Cognitive Value 0.25% 1.00% N/A
Technology & Science 0.25% 1.00% N/A
Large Cap Concentrated 0.25% 1.00% N/A
Nationwide Fund 0.25% 1.00% 0.50%
Mid Cap Growth 0.25% 1.00% N/A
All Cap Growth 0.25% N/A N/A
U.S. Core 0.25% 1.00% 0.50%
Small Company Growth 0.25% N/A N/A
Focused Small Cap 0.25% 1.00% N/A
N/A — Not Applicable.
(a) For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b) For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.
Fund Class A Class C Class R Eagle Class
Institutional
Service Class
Small Cap Income 0.07% 0.10 %  N/A  N/A 0.25%
Cognitive Value 0.11 0.05  N/A  N/A 0.17
Technology & Science 0.04 0.05  N/A  N/A 0.12
Large Cap Concentrated 0.11 0.08  N/A  N/A 0.20
Nationwide Fund 0.04 0.09 0.25 %  N/A 0.08
Mid Cap Growth 0.11 0.10  N/A  N/A 0.14
All Cap Growth 0.24  N/A  N/A 0.10% 0.05
U.S. Core 0.06 0.06 0.13 0.09 0.11
Small Company Growth 0.16  N/A  N/A  N/A 0.25
Focused Small Cap 0.10 0.12  N/A  N/A 0.10
Please see above for additional information regarding contractual waivers.
N/A — Not Applicable.

142 - Notes to Financial Statements - October 31, 2020 - Equity Funds
For the year ended October 31, 2020, each Fund’s total administrative services fees were as follows:
As of October 31, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Line of Credit, Interfund Lending and Earnings Credit
Effective July 9, 2020, the Trust and NVIT (together, the
“Trusts”) have renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National
Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund
under this arrangement would be primarily for temporary or
emergency purposes, including the meeting of redemption
requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions.
The line of credit requires a commitment fee of 0.15% per
year on $100,000,000. Such commitment fee shall be payable
quarterly in arrears on the last business day of each March,
June, September and December and on the termination date.
Effective July 9, 2020, borrowings under this arrangement
accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day;
provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition.
Prior to July 9, 2020, borrowings under this arrangement
accrued interest at a rate of 1.00% per annum plus the higher of (a) the one-month London Interbank Offered Rate or (b) the
Federal Funds Rate. Interest costs, if any, would be shown
on the Statement of Operations. No compensating balances
are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the
Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as
appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year ended October
31, 2020, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven
Fund Amount
Small Cap Income $ 204,303
Cognitive Value 659
Technology & Science 5,714
Large Cap Concentrated 24,255
Nationwide Fund 739,786
Mid Cap Growth 537,153
All Cap Growth 184,832
U.S. Core 707,368
Small Company Growth 676,638
Focused Small Cap 58,043
Fund
% of Shares
Outstanding
Owned
Small Cap Income 84.85%
Cognitive Value 0.02
Technology & Science —
Large Cap Concentrated —
Nationwide Fund 36.39
Mid Cap Growth —
All Cap Growth 75.04
U.S. Core 1.11
Small Company Growth 90.43
Focused Small Cap —
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2020 - Notes to Financial Statements - 143
days and may be called on one business day's notice. During
the year ended October 31, 2020, none of the Funds engaged
in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
Investment Transactions
For the year ended October 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
Portfolio Investment Risks
Risks Associated with Foreign Securities and
Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations,
future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition,
investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions
on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and
the relative lack of liquidity associated with investments in real estate.
Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when
interest rates decline and decrease when interest rates increase.
Prices of longer-term securities generally change more in
response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the
Fund’s investments to decline significantly.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
Fund Purchases
*
Sales
*
Small Cap Income $ 31,202,323 $ 65,261,666
Cognitive Value 243, 917,039 234, 792,598
Technology & Science 36,716,945 53,883,152
Large Cap Concentrated 9,307,038 11,915,357
Nationwide Fund 716,028,273 772,880,913
Mid Cap Growth 101,833,002 224,435,902
All Cap Growth 91,306,543 130,697,220
U.S. Core 36,136,779 44,988,829
Small Company Growth 35,485,826 123,982,170
Focused Small Cap 73,571,904 19,762,898
* Includes purchases and sales of long-term U.S. Government securities, if any.

144 - Notes to Financial Statements - October 31, 2020 - Equity Funds
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The Funds adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
During the year ended October 31, 2020, the Funds held no
in-scope securities.
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Other
As of October 31, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations. During the year ended October 31, 2020, the Funds recaptured the following amounts of brokerage commissions:
Fund % of Shares
Number of
Accounts
Small Cap Income 79.65% 2(a)
Cognitive Value 74.77 1
Technology & Science 63.94 1
Large Cap Concentrated 52.97 2
Nationwide Fund 30.54 2(a)
Mid Cap Growth 43.90 3
All Cap Growth 78.89 4(a)
U.S. Core 12.34 1
Small Company Growth 86.53 2(a)
Focused Small Cap 49.77 2
(a) All or a portion of the accounts are the accounts of affiliated funds.
Fund Amount
Small Cap Income $ —
Cognitive Value —
Technology & Science —
Large Cap Concentrated 11
Nationwide Fund 6,634
Mid Cap Growth 22,318
All Cap Growth 16,715
U.S. Core —
Small Company Growth 14,801
Focused Small Cap 1,813
Amounts designated as "—" are zero or have been rounded to zero.

Equity Funds - October 31, 2020 - Notes to Financial Statements - 145
Mergers
At close of business on December 13, 2019, Nationwide
Mellon Dynamic U.S. Core Fund (“Acquiring Fund”) acquired
all of the net assets of BNY Mellon Growth and Income Fund
(“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on August 2, 2019. The reorganization of the Target
Fund was not required to be approved by the shareholders
of the Target Fund. The purpose of the reorganization was
to combine funds managed by NFA that had comparable
objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 80,558,425 shares
of the Acquiring Fund, valued at $832,762,528, for the assets of the Target Fund. The investment portfolio of the Target
Fund, with a fair value of $728,753,730 and identified cost of
$599,165,423 at December 13, 2019, was the principal asset
acquired by the Acquiring Fund. The net assets of the Acquiring
Fund immediately before the acquisition were $283,320,975.
The net assets of the Acquiring Fund immediately following
the acquisition were $1,116,083,501. For financial reporting purposes, assets received and shares issued by the Acquiring
Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized
and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of the Target Fund received a number of shares proportional to their ownership
of Eagle Class shares of the Acquiring Fund.
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended October 31, 2020 is provided as though the reorganizations had been completed on November 1, 2019, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $12,910,931;
Net gains (losses) on investments $146,727,850;
Net change in unrealized appreciation/depreciation $(45,380,081); and
Net increase (decrease) in net assets resulting from operations $114,258,701.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since December 13, 2019.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund
BNY Mellon Growth and Income Fund, Inc. $129,588,307
Total Fund
47,435,883 $832,762,526 $ 17.56
Acquiring Fund
Nationwide Mellon Dynamic U.S. Core Fund $33,468,784
Class A
4,837,212 $45,576,212 $9.42
Class C
977,840 5,692,078 5.82
Class R
10,076 91,051 9.04
Class R6
18,903,939 193,679,094 10.25
Eagle Class
550 5,684 10.34
Institutional Service Class
3,706,092 38,276,855 10.33
After Reorganization
Nationwide Mellon Dynamic U.S. Core Fund $163,057,091
Class A
4,837,212 $45,576,212 $9.42
Class C
977,840 5,692,078 5.82
Class R
10,076 91,051 9.04
Class R6
18,903,939 193,679,094 10.25
Eagle Class
80,558,975 832,768,211 10.34
Institutional Service Class
3,706,092 38,276,855 10.33

146 - Notes to Financial Statements - October 31, 2020 - Equity Funds
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
The tax character of distributions paid during the year ended October 31, 2019 was as follows:
As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Income $ 1,046,964 $ 5,954,582 $ 7,001,546 $ – $ 7,001,546
Cognitive Value 524,602 – 524,602 – 524,602
Technology & Science 114,387 9,838,016 9,952,403 – 9,952,403
Large Cap Concentrated 169,373 – 169,373 – 169,373
Nationwide Fund 8,627,141 21,851,405 30,478,546 – 30,478,546
Mid Cap Growth 580,896 91,057,661 91,638,557 – 91,638,557
All Cap Growth 1,123,323 3,954,609 5,077,932 – 5,077,932
U.S. Core 16,337,136 11,251,249 27,588,385 – 27,588,385
Small Company Growth – 28,143,747 28,143,747 – 28,143,747
Focused Small Cap – 2,930,900 2,930,900 – 2,930,900
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Small Cap Income $ 3,868,603 $ 11,131,018 $ 14,999,621 $ – $ 14,999,621
Cognitive Value 1,347,643 7,175,908 8,523,551 – 8,523,551
Technology & Science 1,510,279 16,541,051 18,051,330 – 18,051,330
Large Cap Concentrated 5,126,226 8,075,682 13,201,908 – 13,201,908
Nationwide Fund 38,983,014 158,862,412 197,845,426 – 197,845,426
Mid Cap Growth – 178,258,235 178,258,235 – 178,258,235
All Cap Growth 8,922,390 4,659,251 13,581,641 – 13,581,641
U.S. Core 17,839,968 49,072,138 66,912,106 – 66,912,106
Small Company Growth – 14,607,089 14,607,089 – 14,607,089
Focused Small Cap 19,752,262 3,122,547 22,874,809 – 22,874,809
Amounts designated as "—" are zero or have been rounded to zero.
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Small Cap Income $ 197,995 $ – $ 197,995 $ – $ (12,478,748) $ (3,235,175) $ (15,515,928)
Cognitive Value 263,507 – 263,507 – (9,744,782) 2,080,501 (7,400,774)
Technology & Science 2,158,244 17,683,905 19,842,149 – – 102,804,924 122,647,073
Large Cap Concentrated 31,453 – 31,453 – (274,674) 1,328,078 1,084,857
Nationwide Fund 5,330,274 23,152,737 28,483,011 – – 245,822,373 274,305,384
Mid Cap Growth – 27,873,363 27,873,363 – (2,022,701) 224,541,633 250,392,295
All Cap Growth 1,272,264 8,638,508 9,910,772 – – 115,710,215 125,620,987
U.S. Core 12,281,312 10,954,032 23,235,344 – – 188,836,836 212,072,180
Small Company Growth – 33,351,699 33,351,699 – (2,481,767) 103,900,318 134,770,250
Focused Small Cap – – – – (6,942,724) (1,025,632) (7,968,356)
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Equity Funds - October 31, 2020 - Notes to Financial Statements - 147
As of October 31, 2020, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of October 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2020.
During the year ended October 31, 2020, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Deferred late year losses represent ordinary losses realized on investment transactions from January 1, 2020 through October 31,
2020, that in accordance with federal income tax regulations the Funds have elected to defer and treat as having arisen on the first day of the following fiscal year. For the year ended October 31, 2020, the Funds elected to defer late year losses and qualified late-year capital losses, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Small Cap Income $ 74,912,868 $ 14,598,512 $ (17,833,687) $ (3,235,175)
Cognitive Value 62,350,078 5,107,139 (3,026,638) 2,080,501
Technology & Science 58,243,301 104,079,546 (1,274,622) 102,804,924
Large Cap Concentrated 18,455,723 2,344,717 (1,016,639) 1,328,078
Nationwide Fund 839,012,443 283,384,656 (37,562,284) 245,822,372
Mid Cap Growth 289,064,358 233,177,829 (8,636,196) 224,541,633
All Cap Growth 261,175,398 124,768,865 (9,058,650) 115,710,215
U.S. Core 874,727,008 270,420,497 (81,583,661) 188,836,836
Small Company Growth 167,883,650 110,823,015 (6,922,697) 103,900,318
Focused Small Cap 106,784,775 7,203,323 (8,228,955) (1,025,632)
Fund Amount
Small Cap Income $(12,478,748)
Cognitive Value (9,744,782)
Large Cap Concentrated (274,674)
Focused Small Cap (6,758,516)
Fund Utilized
Large Cap Concentrated $446,709
Fund Amount
Mid Cap Growth $2,022,701
Small Company Growth 2,481,767
Focused Small Cap 184,208

148 - Notes to Financial Statements - October 31, 2020 - Equity Funds
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.

Equity Funds - October 31, 2020 - Report of Independent Registered Public Accounting Firm - 149
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide American Century Small Cap
Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide
Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide
Loomis All Cap Growth Fund, Nationwide Mellon Dynamic U.S. Growth Fund, Nationwide Small Company Growth Fund,
and Nationwide WCM Focused Small Cap Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Nationwide
American Century Small Cap Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science
Fund, Nationwide Diamond Hill Large Cap Concentrated Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund,
Nationwide Loomis All Cap Growth Fund, Nationwide Mellon Dynamic U.S. Growth Fund, Nationwide Small Company Growth
Fund, Nationwide WCM Focused Small Cap Fund (ten of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds") as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October
31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States)(PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.

150 - Supplemental Information - October 31, 2020 (Unaudited) - Equity Funds
Replacement of Dimensional Fund Advisors, LP
by American Century Investment Management, Inc.
for Nationwide American Century Small Cap Income Fund
(formerly known as the Nationwide U.S. Small Cap Value
Fund)
Initial Approval of Sub-advisory Agreement
Summary of Factors Considered by the Board
At the September 15, 2020 meeting of the Board of Trustees,
the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the Nationwide American
Century Small Cap Income Fund (formerly known as the
Nationwide U.S. Small Cap Value Fund) (the “Fund”), the
appointment of American Century Investment Management, Inc.
(“American Century”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”).
American Century replaced Dimensional Fund Advisors, LP
(“DFA”), the previous sub-adviser to the Fund. The Board was provided with detailed materials relating to American Century in advance of the meeting. The Independent Trustees met in
executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory
Agreement.
In making its determinations, the Board took into account
information provided to it by Nationwide Fund Advisors (“NFA”)
as to the services to be provided by American Century under
the Sub-advisory Agreement, including information relating
to American Century’s investment strategy and process
for the Fund. The Board also considered the experience of
the investment personnel of American Century who would
be managing the Fund. The Board considered information
concerning the past performance record of the Fund’s proposed
American Century portfolio management team in managing the
investment strategy it intended to use in managing the Fund’s assets, which was a relatively short-term performance record.
The Board also considered American Century’s experience in
managing an investment strategy identified by NFA that has
been used by American Century for a longer period of time and relies on a similar investment approach to the one intended for use in managing the Fund’s assets, but without the same focus on income-producing securities.
The Board considered that the sub-advisory fee rate that
NFA would pay to American Century with respect to the
Fund would be lower than the rate at which NFA previously
paid sub-advisory fees to DFA. The Board considered that
NFA agreed to reduce its contractual advisory fee rate in the amount of the reduction in the sub-advisory fee, and to amend the Fund’s expense limitation, so as to pass on to the Fund’s shareholders the benefit of the sub-advisory savings. The
Board also considered that the non-compensatory terms of the
Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the
Trust currently has in place for other series of the Nationwide
Mutual Funds.
The Board also considered changes to the investment objective and investment policies of the Fund intended to reflect the
investment strategy to be used by American Century in the
management of the Fund.
No information was presented to the Board regarding American
Century’s expected profitability as a result of the Sub-advisory
Agreement or the expected profitability of the Fund with respect to NFA.
Based on these and other considerations, none of which was
individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust
counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period
commencing from the execution of the Sub-advisory Agreement.
Other Federal Tax Information
For the year ended October 31, 2020, certain dividends paid
by the Funds may be subject to a maximum tax rate of 20% as
provided for by the Jobs and Growth Tax Relief Reconciliation
Act of 2003. The Funds intend to designate the maximum
amount allowable as taxed at a maximum rate of 15%.
Complete information will be reported in conjunction with your
2020 Form 1099-DIV.
For the taxable year ended October 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Fund
Dividends Received
Deduction
Small Cap Income 100.00%
Cognitive Value 100.00
Technology & Science 99.93
Large Cap Concentrated 100.00
Nationwide Fund 98.10
Mid Cap Growth 100.00
All Cap Growth 100.00

Equity Funds - October 31, 2020 (Unaudited) - Supplemental Information - 151
Amounts designated as “-“ are zero or have been rounded to zero.
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Amounts designated as “-“ are zero or have been rounded to zero.
Fund
Dividends Received
Deduction
U.S. Core 52.82%
Small Company Growth –
Focused Small Cap –
Fund Amount
Small Cap Income $ 5,954,582
Cognitive Value –
Technology & Science 9,838,016
Large Cap Concentrated –
Nationwide Fund 21,851,405
Mid Cap Growth 91,057,661
All Cap Growth 3,954,609
U.S. Core 11,251,249
Small Company Growth 30,528,870
Focused Small Cap 2,930,900

Equity Funds - October 31, 2020 - Management Information - 153
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
3
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
3
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
3
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair and of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a Managing Partner of private equity firm; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
3
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

154 - Management Information - October 31, 2020 - Equity Funds
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years (or Longer)
3
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman as of
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko has been a Co-Founder of Blue Leaf Ventures since May 2018. From November 2008 until December 2017, Mr. Wezdenko was
Managing Director of JPMorgan Chase Bank, N.A.
Other Directorships held During the Past Five Years
3
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry as well as experience managing a venture capital firm.

Equity Funds - October 31, 2020 - Management Information - 155
Interested Trustee
1
Will retire as Trustee effective December 31, 2020.
2
Length of time served includes time served with the Trust’s predecessors.
3
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
4
Will become Trustee effective January 1, 2021.
5
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
David C. Wetmore
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Retiring as chairman
as of January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
3
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
5
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
3
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2

156 - Management Information - October 31, 2020 - Equity Funds
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Equity Funds - October 31, 2020 - Market Index Definitions - 157
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:  An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:  An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:  An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:  An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

158 - Market Index Definitions - October 31, 2020 - Equity Funds
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2020, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic

Equity Funds - October 31, 2020 - Market Index Definitions - 159
asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
:  Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

160 - Market Index Definitions - October 31, 2020 - Equity Funds
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative

Equity Funds - October 31, 2020 - Market Index Definitions - 161
total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

162 - Glossary - October 31, 2020 - Equity Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Equity Funds - October 31, 2020 - Glossary - 163
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

164 - Glossary - October 31, 2020 - Equity Funds
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-CEQ (12/20)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distributi on and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2020

Annual Report
October 31, 2020
Nationwide Mutual Funds
Target Destination Funds
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Destination 2065 Fund
Nationwide Destination Retirement Fund
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by the Securities and Exchange Commission,
Nationwide Mutual Funds will no longer mail paper copies of your Fund’s annual and semiannual reports, unless you specifically request paper copies of those reports
.
Instead,
Nationwide Mutual Funds will post the reports on the Funds’ website, nationwide.com/mutual-
funds- prospectuses.jsp , and will mail you a notice of availability each time a report is posted and provide you with the website link to access the reports.
If you already have elected to receive these reports electronically (known as eDelivery ), you will not be affected by this change and you do not need to take any action. You may elect to receive reports and other fund documents via eDelivery by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling
Shareholder Services at 800-848-0920.
You may elect to receive all future reports in paper via U.S. mail free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly in a Nationwide
Mutual Fund, you can call Shareholder Services at 800-848-0920 to register your preference that you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all Funds held in your account.

Nationwide Funds
®
Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.
Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the
Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.
This material is not a recommendation to buy, sell, hold, or roll over any asset, adopt an investment strategy, retain a specific investment manager or use a particular account type. It does not take into account the specific investment objectives, tax and financial condition or particular needs of any specific person. Investors should discuss their specific situation with their financial professional.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-PORT and Forms N-MFP are available on the SEC’s website at http://www.sec.gov . Forms N-PORT and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-
0330. The Trust also makes this information available to investors upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (the
“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a
Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-
848-0920, (ii) on the Trust’s website at nationwide.com/mutualfunds or (iii) on the SEC’s website at http://www.sec.gov .

Message to Investors 1
Fund Commentaries 3
Shareholder Expense Examples 43
Statements of Investments 47
Statements of Assets and Liabilities 58
Statements of Operations 66
Statements of Changes in Net Assets 70
Statement of Cash Flows 84
Financial Highlights 85
Notes to Financial Statements 95
Report of Independent Registered Public Accounting Firm 114
Supplemental Information 115
Management Information 117
Market Index Definitions 121
Glossary 126

Nationwide Mutual Funds - October 31, 2020 - Message to Investors - 1
Dear Investor,
During this time of unprecedented uncertainty, Nationwide has diligently sought to care for our associates, communities, and ultimately, you our investors. We remain steadfastly committed to protecting people, businesses and futures with extraordinary care. Equity markets experienced a historic period of volatility during the annual reporting period ending October 31, 2020, as investors tried to make sense of the coronavirus outbreak and the resulting economic lockdown.
Economic growth collapsed through the reporting period as a
result of the shutdown, before recovering as the period closed, with growth of +2.4% in the fourth quarter of 2019, -5.0% during the first quarter of 2020, a record -31.4% in the second quarter and a record +33.1% in the third quarter of the same fiscal year.
Economists estimate a continuing rebound of 4.0% in the fourth quarter 2020 and 3.9% for 2021. Corporate profits collapsed, with a decline of 15% forecast for 2020, however, are expected to recover to +22% next year as the economy continues to
emerge from the shutdown.
U.S. economic activity faced unprecedented challenges
from the outbreak, and the lasting implications remain
unclear.
Markets experienced unprecedented volatility during the
reporting period, with the coronavirus outbreak causing the
sharpest bear market since the Great Depression and an
impressive bounce in the second-half of the period. The S&P
500
®
Index (“S&P 500”) started the period strong, with an
accommodating Federal Reserve (“Fed”) and steady economic
growth, driving a cumulative return of 6.6% in November and
December of 2019. This quickly reversed as the severity of the coronavirus outbreak began to take shape, with a 34% decline through March 23. Since 1950, there have been five previous
occasions where the S&P 500 fell 30%, taking an average
297 trading days (roughly a year and 2 months) to recover
with the previous quickest recovery in 1987 at 70 days. This time, it took 20 days to decline. Aggressive fiscal and monetary policy, teamed with the prospect for an economic reopen
drove investor sentiment higher, with a 47% rally through the end of the period. For the full reporting period, the S&P 500 finished with a return of 9.71%, which is impressive given the severe disruption. Fixed income returns were positive, with a substantial drop in interest rates more than offsetting modestly wider credit spreads.
International markets lagged domestic as they have for much of the past decade, with the MSCI EAFE
®
Index returning -6.86%
and the MSCI Emerging Markets
®
Index returning +8.25%.
The global outbreak and subsequent economic shutdown
had a broad impact, though the strong economic rebound
and aggressive global central bank stimulus led to strong
performance in the second half of the period.
The S&P 500 was higher in seven of the 12 months during
the reporting period.
While much of 2019 was characterized by near-universal strong returns and low volatility for risk assets, volatility dramatically improved through the reporting period, with most risk-assets delivering positive returns. Growth stocks substantially
outperformed value stocks, while large-capitalization stocks beat small-capitalization stocks.
Fixed-income markets were higher, driven by a decline in interest rates, bringing them to historic lows. The Federal Reserve
aggressively added stimulus, first by bringing the Federal
Funds target rate to effectively 0% by March 15, followed by an aggressive bond buying program that nearly doubled the
balance sheet from $4.0 trillion to $7.1 trillion through the period.
Federal Reserve Chair Powell has indicated that it will remain active in supporting the market, and there is no maximum to its balance sheet growth. Interest rates collapsed across the curve through the period, with the 10-year yield falling from 1.69% to a record-low of 0.50% as of March 9, 2020, before bouncing
modestly to 0.85% by period-end. The 2-year yield dropped
from 1.52% to 0.15%, widening the spread between the two
yields to 0.70%.
As volatility continues in the markets, it is important to remember that investing is a long-term process. While difficult, it is often wise to remain vigilant and informed during periods of stress, but avoid the temptation to react based on emotion as it often leads to suboptimal outcomes. Nationwide Funds encourages
you to speak with your financial professional to ensure that your portfolio maintains the right balance for your goals. Thank you for your continued support and confidence.
Sincerely,
Michael S. Spangler
President and CEO
Nationwide Funds

2 - Message to Investors - October 31, 2020 - Nationwide Mutual Funds
Index
Annual Total Return
(as of October 31, 2020)
Bloomberg Barclays
Emerging Markets USD
Aggregate Bond 3.38%
Bloomberg Barclays
Municipal Bond 3.59%
Bloomberg Barclays U.S.
1-3 Year Government/Credit
Bond 3.39%
Bloomberg Barclays U.S. 10-
20 Year Treasury Bond 11.04%
Bloomberg Barclays U.S.
Aggregate Bond 6.19%
Bloomberg Barclays U.S.
Corporate High Yield 3.49%
MSCI EAFE
®
-6.86%
MSCI Emerging Markets
®
8.25%
MSCI World ex USA -2.61%
Russell 1000
®
Growth 29.22%
Russell 1000
®
Value -7.57%
Russell 2000
®
-0.14%
S&P 500
®
9.71%
Source: Morningstar

Nationwide Destination 2025 Fund - October 31, 2020 - Fund Commentary - 3
For the annual period ended October 31, 2020, the Nationwide
Destination 2025 Fund Class A returned 4.23% versus 4.44%
for its benchmark, the S&P Target Date To 2025 Index*.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, US Fund Target-Date 2025
(consisting of 214 funds as of October 31, 2020), was 5.01%
for the same period. Performance for the Fund’s other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks lead the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices with the MSCI EAFE
®
Index (representing non-U.S. developed market countries)
returned -6.86%. The MSCI Emerging Markets
®
Index returned
8.25% as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Bond Index Fund and the underlying Nationwide
Multi-Cap Portfolio returned 5.69% and 4.27%, respectively,
and were the largest contributors to the Fund’s returns for the period despite the latter underperforming its benchmarks amid volatility in Q1 2020. The largest detractors to Fund returns were the underlying Nationwide International Index Fund and the
underlying Nationwide Mid Cap Index Fund, which registered
-6.51% and -1.52%, respectively, during the reporting period.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury ETF while reducing exposure
to the Nationwide Contract to help increase exposure to U.S.
interest rates which helped reduce the funds’ volatility during the equity drawdown in Q1.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*The Fund’s benchmark changed to the S&P Target Date To
2025 Index effective December 20, 2019, because that index
correlates better to the Fund’s “to retirement” strategy.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

4 - Fund Commentary - October 31, 2020 - Nationwide Destination 2025 Fund
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 51.3%
Fixed Income Funds 39.1%
Investment Contract 5.4%
Alternative Assets 4.2%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 29.4%
Nationwide Bond Index Fund, Class R6 25.5%
Nationwide International Index Fund, Class R6 13.1%
Nationwide Core Plus Bond Fund, Class R6 8.0%
Nationwide Contract 5.4%
Nationwide Amundi Strategic Income Fund, Class
R6 4.2%
iShares Core MSCI Emerging Markets ETF 4.0%
Nationwide Mid Cap Market Index Fund, Class R6 3.0%
Nationwide Inflation-Protected Securities Fund,
Class R6 2.9%
iShares 20+ Year Treasury Bond ETF 2.8%
Nationwide Small Cap Index Fund, Class R6 1.7%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination 2025 Fund - October 31, 2020 - Fund Commentary - 5
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
4.23% 6.11% 6.59% 8/29/2007
w/SC
2
(1.75)% 4.86% 5.96%
Class R
3,4
3.94% 5.83% 6.30% 8/29/2007
Class R6
3,5
4.72% 6.63% 7.10% 8/29/2007
Institutional Service Class
3
4.48% 6.37% 6.84% 8/29/2007
S&P Target Date To 2025
Index 4.44% 6.20% 6.52%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

6 - Fund Commentary - October 31, 2020 - Nationwide Destination 2025 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2025 Fund versus the S&P Target
Date To 2025 Index (benchmark as of 12/20/19) over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2030 Fund - October 31, 2020 - Fund Commentary - 7
For the annual period ended October 31, 2020, the Nationwide
Destination 2030 Class A Fund returned 3.47% versus 4.02%
for its benchmark, the S&P Target Date To 2030 Index*.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Target-Date 2030 (consisting of
224 investments as of October 31, 2020), was 5.14% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Bond Index Fund and the underlying Nationwide
Multi-Cap Portfolio returned 5.69% and 4.27%, respectively,
and were the largest contributors to the Fund’s returns for the period despite the latter underperforming its benchmarks amid volatility in Q1 2020. The largest detractors to Fund returns were the underlying Nationwide International Index Fund and the
underlying Nationwide Mid Cap Index Fund, which registered
-6.51% and -1.52%, respectively, during the reporting period.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury ETF while reducing exposure
to the Nationwide Contract to help increase exposure to U.S.
interest rates which helped reduce the funds’ volatility during the equity drawdown in Q1.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*The Fund’s benchmark changed to the S&P Target Date To
2030 Index effective December 20, 2019, because that index
correlates better to the Fund’s “to retirement” strategy.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

8 - Fund Commentary - October 31, 2020 - Nationwide Destination 2030 Fund
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 63.8%
Fixed Income Funds 31.4%
Alternative Assets 3.0%
Investment Contract 1.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 35.2%
Nationwide Bond Index Fund, Class R6 21.8%
Nationwide International Index Fund, Class R6 16.8%
Nationwide Core Plus Bond Fund, Class R6 6.8%
iShares Core MSCI Emerging Markets ETF 5.3%
Nationwide Mid Cap Market Index Fund, Class R6 4.3%
Nationwide Amundi Strategic Income Fund, Class
R6 3.1%
Nationwide Small Cap Index Fund, Class R6 2.2%
Nationwide Contract 1.8%
iShares 20+ Year Treasury Bond ETF 1.5%
Nationwide Inflation-Protected Securities Fund,
Class R6 1.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination 2030 Fund - October 31, 2020 - Fund Commentary - 9
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
3.47% 6.39% 7.09% 8/29/2007
w/SC
2
(2.51)% 5.13% 6.46%
Class R
3,4
3.27% 6.12% 6.83% 8/29/2007
Class R6
3,5
4.08% 6.90% 7.63% 8/29/2007
Institutional Service Class
3
3.84% 6.66% 7.36% 8/29/2007
S&P Target Date To 2030
Index 4.02% 6.56% 7.00%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.92%
Class R 1.17%
Class R6 0.42%
Institutional Service Class 0.67%
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

10 - Fund Commentary - October 31, 2020 - Nationwide Destination 2030 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2030 Fund versus the S&P Target
Date To 2030 Index (benchmark as of 12/20/19) over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2035 Fund - October 31, 2020 - Fund Commentary - 11
For the annual period ended October 31, 2020, the Nationwide
Destination 2035 Fund Class A returned 2.74% versus 3.57%
for its benchmark, the S&P Target Date To 2035* Index.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Target-Date 2035 (consisting of
207 investments as of October 31, 2020), was 5.22% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s eleven underlying investments held during the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying Nationwide
Bond Index Fund returned 4.27% and 5.69%, respectively,
and were the largest contributors to the Fund’s returns for
the period despite the Multi-Cap Portfolio underperforming its benchmarks amid volatility in Q1 2020. The largest detractors to Fund returns were the underlying Nationwide International
Index Fund and the underlying Nationwide Mid Cap Index Fund, which registered -6.51% and -1.52%, respectively, during the reporting period.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury ETF while reducing exposure
to the Nationwide Contract to help increase exposure to U.S.
interest rates which helped reduce the funds’ volatility during the equity drawdown in Q1.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Subadviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*The Fund’s benchmark changed to the S&P Target Date To
2035 Index effective December 20, 2019, because that index
correlates better to the Fund’s “to retirement” strategy.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

12 - Fund Commentary - October 31, 2020 - Nationwide Destination 2035 Fund
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 76.0%
Fixed Income Funds 20.4%
Alternative Assets 2.7%
Investment Contract 0.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 41.5%
Nationwide International Index Fund, Class R6 19.4%
Nationwide Bond Index Fund, Class R6 14.3%
iShares Core MSCI Emerging Markets ETF 7.0%
Nationwide Mid Cap Market Index Fund, Class R6 5.3%
Nationwide Core Plus Bond Fund, Class R6 4.0%
Nationwide Small Cap Index Fund, Class R6 2.7%
Nationwide Amundi Strategic Income Fund, Class
R6 2.7%
iShares 20+ Year Treasury Bond ETF 2.0%
Nationwide Contract 0.9%
Nationwide Inflation-Protected Securities Fund,
Class R6 0.2%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination 2035 Fund - October 31, 2020 - Fund Commentary - 13
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
2.74% 6.49% 7.45% 8/29/2007
w/SC
2
(3.16)% 5.24% 6.81%
Class R
3,4
2.56% 6.22% 7.18% 8/29/2007
Class R6
3,5
3.23% 7.00% 7.98% 8/29/2007
Institutional Service Class
3
3.04% 6.74% 7.71% 8/29/2007
S&P Target Date To 2035
Index 3.57% 6.80% 7.36%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

14 - Fund Commentary - October 31, 2020 - Nationwide Destination 2035 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2035 Fund versus the S&P Target
Date To 2035 Index (benchmark as of 12/20/19) over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2040 Fund - October 31, 2020 - Fund Commentary - 15
For the annual period ended October 31, 2020, the Nationwide
Destination 2040 Fund Class A returned 2.52% versus 2.83%
for its benchmark, the S&P Target Date To 2040 Index*.
For broader comparison, the return for the Fund’s closest
Morningstar® peer category, Target-Date 2040 (consisting of
218 funds as of October 31, 2020), was 4.87% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as
the S&P 500® Index returned 9.71%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400® Index, returned
-1.15%, and U.S. small-capitalization stocks also posted
negative results during the reporting period, with the Russell
2000® Index returning -0.14%. Developed market non-
U.S. stocks were not immune to the headwinds of the global
slowdown and fared even worse than U.S. equity indices as the
MSCI EAFE® Index (representing non-U.S. developed market
countries) returned -6.86%. The MSCI Emerging Markets®
Index returned 8.25% as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s ten underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying iShares
Core MSCI Emerging Markets ETF returned 4.27% and
7.51%, respectively, and were the largest contributors to the
Fund’s returns for the period despite the Multi-Cap Portfolio underperforming its benchmarks amid volatility in Q1 2020.
The largest detractors to Fund returns were the underlying
Nationwide International Index Fund and the underlying
Nationwide Mid Cap Market Index Fund, which registered
-6.51% and -1.52%, respectively, during the reporting period.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury ETF to help increase exposure
to U.S. interest rates which helped reduce the funds’ volatility during the equity drawdown in Q1.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*The Fund’s benchmark changed to the S&P Target Date
To Retirement Income Index effective December 20, 2019,
because that index correlates better to the Fund’s “to retirement”
strategy.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

16 - Fund Commentary - October 31, 2020 - Nationwide Destination 2040 Fund
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 83.7%
Fixed Income Funds 15.0%
Alternative Assets 0.7%
Investment Contract 0.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 46.5%
Nationwide International Index Fund, Class R6 20.2%
Nationwide Bond Index Fund, Class R6 9.9%
iShares Core MSCI Emerging Markets ETF 7.6%
Nationwide Mid Cap Market Index Fund, Class R6 6.6%
Nationwide Core Plus Bond Fund, Class R6 3.2%
Nationwide Small Cap Index Fund, Class R6 2.8%
iShares 20+ Year Treasury Bond ETF 1.9%
Nationwide Amundi Strategic Income Fund, Class
R6 0.7%
Nationwide Contract 0.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination 2040 Fund - October 31, 2020 - Fund Commentary - 17
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
2.52% 6.72% 7.69% 8/29/2007
w/SC
2
(3.41)% 5.46% 7.05%
Class R
3,4
2.29% 6.46% 7.40% 8/29/2007
Class R6
3,5
3.04% 7.27% 8.22% 8/29/2007
Institutional Service Class
3
2.79% 6.98% 7.94% 8/29/2007
S&P Target Date To 2040
Index 2.83% 7.01% 7.70%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

18 - Fund Commentary - October 31, 2020 - Nationwide Destination 2040 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2040 Fund versus the S&P Target
Date To 2040 Index (benchmark as of 12/20/19) over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2045 Fund - October 31, 2020 - Fund Commentary - 19
For the annual period ended October 31, 2020, the Nationwide
Destination 2045 Fund Class A returned 2.32% versus 2.22%
for its benchmark, the S&P Target Date To 2045 Index*.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Target-Date 2045 (consisting of
207 investments as of October 31, 2020), was 4.87% for the
same period. Performance for the Fund’s other share classes
versus the benchmark is stated in the Average Annual Total
Return chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s nine underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying iShares
Core MSCI Emerging Markets ETF returned 4.27% and
7.51%, respectively, and were the largest contributors to the
Fund’s returns for the period despite the Multi-Cap Portfolio underperforming its benchmarks amid volatility in Q1 2020.
The largest detractors to Fund returns were the underlying
Nationwide International Index Fund and the underlying
Nationwide Mid Cap Index Fund, which registered -6.51% and
-1.52%, respectively, during the reporting period.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury ETF to help increase exposure
to U.S. interest rates which helped reduce the funds’ volatility during the equity drawdown in Q1.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*The Fund’s benchmark changed to the S&P Target Date To
2045 Index effective December 20, 2019, because that index
correlates better to the Fund’s “to retirement” strategy
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

20 - Fund Commentary - October 31, 2020 - Nationwide Destination 2045 Fund
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 87.8%
Fixed Income Funds 12.1%
Investment Contract 0.1%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 49.3%
Nationwide International Index Fund, Class R6 20.9%
Nationwide Bond Index Fund, Class R6 7.7%
iShares Core MSCI Emerging Markets ETF 7.6%
Nationwide Mid Cap Market Index Fund, Class R6 7.0%
Nationwide Small Cap Index Fund, Class R6 3.0%
Nationwide Core Plus Bond Fund, Class R6 2.4%
iShares 20+ Year Treasury Bond ETF 2.0%
Nationwide Contract 0.1%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination 2045 Fund - October 31, 2020 - Fund Commentary - 21
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
2.32% 6.93% 7.88% 8/29/2007
w/SC
2
(3.53)% 5.66% 7.24%
Class R
3,4
2.09% 6.65% 7.59% 8/29/2007
Class R6
3,5
2.86% 7.46% 8.41% 8/29/2007
Institutional Service Class
3
2.56% 7.18% 8.13% 8/29/2007
S&P Target Date To 2045
Index 2.22% 7.10% 7.94%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

22 - Fund Commentary - October 31, 2020 - Nationwide Destination 2045 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2045 Fund versus the S&P Target
Date To 2045 Index (benchmark as of 12/20/19) over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2050 Fund - October 31, 2020 - Fund Commentary - 23
For the annual period ended October 31, 2020, the Nationwide
Destination 2050 Fund Class A returned 2.06% versus
2.55% for its benchmark, the S&P Target Date To 2050
Index*. For broader comparison, the return for the Fund’s
closest Morningstar
®
peer category, Target-Date 2050 Funds
(consisting of 218 investments as of October 31, 2020), was
4.66% for the same period. Performance for the Fund’s other
share classes versus the benchmark is stated in the Average
Annual Total Return chart in this report’s Fund Performance
section.
The Fund’s return, for the 12-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as
the S&P 500® Index returned 9.71%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
-1.15%, and U.S. small-capitalization stocks also posted
negative results during the reporting period, with the Russell
2000® Index returning -0.14%. Developed market non-
U.S. stocks were not immune to the headwinds of the global
slowdown and fared even worse than U.S. equity indices as the
MSCI EAFE
®
Index (representing non-U.S. developed market
countries) returned -6.86%. The MSCI Emerging Markets
®
Index returned 8.25% as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s eight underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying iShares
Core MSCI Emerging Markets ETF returned 4.27% and
7.51%, respectively, and were the largest contributors to the
Fund’s returns for the period despite the Multi-Cap Portfolio underperforming its benchmarks amid volatility in Q1 2020.
The largest detractors to Fund returns were the underlying
Nationwide International Index Fund and the underlying
Nationwide Mid Cap Market Index Fund, which registered
-6.51% and -1.52%, respectively, during the reporting period.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury ETF to help increase exposure
to U.S. interest rates which helped reduce the funds’ volatility during the equity drawdown in Q1.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*The Fund’s benchmark changed to the S&P Target Date To
2050 Index effective December 20, 2019, because that index
correlates better to the Fund’s “to retirement” strategy
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

24 - Fund Commentary - October 31, 2020 - Nationwide Destination 2050 Fund
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 90.2%
Fixed Income Funds 9.8%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 50.2%
Nationwide International Index Fund, Class R6 21.3%
iShares Core MSCI Emerging Markets ETF 8.0%
Nationwide Mid Cap Market Index Fund, Class R6 7.6%
Nationwide Bond Index Fund, Class R6 6.5%
Nationwide Small Cap Index Fund, Class R6 3.1%
iShares 20+ Year Treasury Bond ETF 2.0%
Nationwide Core Plus Bond Fund, Class R6 1.3%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination 2050 Fund - October 31, 2020 - Fund Commentary - 25
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
2.06% 6.95% 7.85% 8/29/2007
w/SC
2
(3.83)% 5.68% 7.21%
Class R
3,4
1.83% 6.70% 7.58% 8/29/2007
Class R6
3,5
2.66% 7.49% 8.38% 8/29/2007
Institutional Service Class
3
2.43% 7.22% 8.13% 8/29/2007
S&P Target Date To 2050
Index 2.55% 7.30% 8.17%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

26 - Fund Commentary - October 31, 2020 - Nationwide Destination 2050 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2050 Fund versus the S&P Target
Date To 2050 Index (benchmark as of 12/20/19) over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2055 Fund - October 31, 2020 - Fund Commentary - 27
For the annual period ended October 31, 2020, the Nationwide
Destination 2055 Fund Class A returned 1.92% versus 1.99%
for its benchmark, the S&P Target Date To 2055 Index*.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Target-Date 2055 (consisting of
207 funds as of October 31, 2020), was 4.75% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s eight underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying iShares
Core MSCI Emerging Markets ETF returned 4.27% and
7.51%, respectively, and were the largest contributors to the
Fund’s returns for the period despite the Multi-Cap Portfolio underperforming its benchmarks amid volatility in Q1 2020.
The largest detractors to Fund returns were the underlying
Nationwide International Index Fund and the underlying
Nationwide Mid Cap Market Index Fund, which registered
-6.51% and -1.52%, respectively, during the reporting period.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury help increase exposure to U.S.
interest rates which helped reduce the funds’ volatility during the equity drawdown in Q1.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*The Fund’s benchmark changed to the S&P Target Date To
2055 Index effective December 20, 2019, because that index
correlates better to the Fund’s “to retirement” strategy.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

28 - Fund Commentary - October 31, 2020 - Nationwide Destination 2055 Fund
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 91.4%
Fixed Income Funds 8.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 50.8%
Nationwide International Index Fund, Class R6 21.4%
iShares Core MSCI Emerging Markets ETF 8.1%
Nationwide Mid Cap Market Index Fund, Class R6 7.9%
Nationwide Bond Index Fund, Class R6 6.3%
Nationwide Small Cap Index Fund, Class R6 3.2%
iShares 20+ Year Treasury Bond ETF 1.3%
Nationwide Core Plus Bond Fund, Class R6 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination 2055 Fund - October 31, 2020 - Fund Commentary - 29
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
1.92% 6.97% 7.42% 12/27/2010
w/SC
2
(3.97)% 5.71% 6.77%
Class R
3,4
1.65% 6.69% 7.12% 12/27/2010
Class R6
3,5
2.47% 7.51% 7.92% 12/27/2010
Institutional Service Class
3
2.15% 7.24% 7.69% 12/27/2010
S&P Target Date To 2055
Index 1.99% 7.30% 7.84% 12/27/2010
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

30 - Fund Commentary - October 31, 2020 - Nationwide Destination 2055 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2055 Fund from inception through
10/31/20 versus the S&P Target Date To 2055 Index (benchmark as of 12/20/19) for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2060 Fund - October 31, 2020 - Fund Commentary - 31
For the annual period ended October 31, 2020, the Nationwide
Destination 2060 Fund Class A returned 1.92% versus 2.69%
for its benchmark, the S&P Target Date To 2060 Index*.
For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Target-Date 2060+ (consisting of
248 funds as of October 31, 2020) was 4.31% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks led the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices as the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets
®
Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s eight underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying iShares
Core MSCI Emerging Markets ETF returned 4.27% and
7.51%, respectively, and were the largest contributors to the
Fund’s returns for the period despite the Multi-Cap Portfolio underperforming its benchmarks amid volatility in Q1 2020.
The largest detractors to Fund returns were the underlying
Nationwide International Index Fund and the underlying
Nationwide Mid Cap Market Index Fund, which registered
-6.51% and -1.52%, respectively, during the reporting period.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury help increase exposure to U.S.
interest rates which helped reduce the funds’ volatility during the equity drawdown in Q1.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*The Fund’s benchmark changed to the S&P Target Date To
2060 Index effective December 20, 2019, because that index
correlates better to the Fund’s “to retirement” strategy.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.

32 - Fund Commentary - October 31, 2020 - Nationwide Destination 2060 Fund
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or that a diversified portfolio will produce better results than a non-
diversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell® is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 92.4%
Fixed Income Funds 7.6%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.4%
Nationwide International Index Fund, Class R6 21.4%
iShares Core MSCI Emerging Markets ETF 8.4%
Nationwide Mid Cap Market Index Fund, Class R6 8.0%
Nationwide Bond Index Fund, Class R6 5.5%
Nationwide Small Cap Index Fund, Class R6 3.2%
iShares 20+ Year Treasury Bond ETF 1.1%
Nationwide Core Plus Bond Fund, Class R6 1.0%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination 2060 Fund - October 31, 2020 - Fund Commentary - 33
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
1.92% 6.98% 5.81% 11/28/2014
w/SC
2
(3.96)% 5.71% 4.76%
Class R
3
1.53% 6.74% 5.56% 11/28/2014
Class R6
3,4
2.29% 7.48% 6.28% 11/28/2014
Institutional Service Class
3
2.08% 7.24% 6.07% 11/28/2014
S&P Target Date To 2060+
Index 2.69% N/A% –% 11/28/2014
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.90%
Class R 1.15%
Class R6 0.40%
Institutional Service Class 0.65%
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

34 - Fund Commentary - October 31, 2020 - Nationwide Destination 2060 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2060 Fund from inception through
10/31/20 versus the S&P Target Date To 2060+ Index (benchmark as of 12/20/19) for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination 2065 Fund - October 31, 2020 - Fund Commentary - 35
From its inception on February 28, 2020 through October 31,
2020, the Nationwide Destination 2065 Class A returned 5.37%
versus 4.93% for its benchmark, the S&P Target Date To 2060+
Index. For broader comparison, the return for the Fund’s closest
Morningstar
®
peer category, Target-Date 2060+ (consisting of
248 funds as of October 31, 2020) was 7.54% for the same
period. Performance for the Fund’s other share classes versus the benchmark is stated in the Average Annual Total Return
chart in this report’s Fund Performance section.
The Fund’s return, for the 8-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks lead the way, as
the S&P 500
®
Index returned 12.03%. U.S. mid-capitalization
stocks, represented by the S&P MidCap 400
®
Index, returned
5.93%, and U.S. small-capitalization stocks also posted positive results during the reporting period, with the Russell 2000
®
Index
returning 5.17%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices with the MSCI EAFE
®
Index (representing non-U.S. developed market countries)
returned 0.16%. The MSCI Emerging Markets
®
Index returned
11.70% as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 2.46% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 1.78% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s eight underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Multi-Cap Portfolio and the underlying iShares
Core MSCI Emerging Markets ETF returned 7.50% and
11.32%, respectively, and were the largest contributors to the
Fund’s returns for the period despite the Multi-Cap Portfolio underperforming its benchmarks amid volatility in Q1 2020.
The largest detractors to Fund returns were the underlying
Nationwide International Index Fund and the underlying
Nationwide Mid Cap Market Index Fund, which registered
-0.22% and 3.13%, respectively, during the reporting period.
There were no material changes to the funds’ asset allocation during the reporting period.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.

36 - Fund Commentary - October 31, 2020 - Nationwide Destination 2065 Fund
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Equity Funds 93.5%
Fixed Income Funds 6.5%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Multi-Cap Portfolio, Class R6 51.8%
Nationwide International Index Fund, Class R6 21.6%
iShares Core MSCI Emerging Markets ETF 8.7%
Nationwide Mid Cap Market Index Fund, Class R6 8.1%
Nationwide Bond Index Fund, Class R6 4.7%
Nationwide Small Cap Index Fund, Class R6 3.3%
Nationwide Core Plus Bond Fund, Class R6 0.9%
iShares 20+ Year Treasury Bond ETF 0.9%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination 2065 Fund - October 31, 2020 - Fund Commentary - 37
Average Annual Total Return
(For periods ended October 31, 2020)
10 yr. or
Inception*
Date of
Inception
Class A w/o SC
1
5.37% 2/28/2020
w/SC
2
(0.69)%
Class R
3
5.27% 2/28/2020
Class R6
3
5.70% 2/28/2020
Institutional Service Class
3
5.55% 2/28/2020
S&P Target Date To 2060+
Index 4.93% 2/28/2020
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most
significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.93%
Class R 1.18%
Class R6 0.43%
Institutional Service Class 0.68%
*
Not annualized.
^
Current effective prospectus dated January 15, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.

38 - Fund Commentary - October 31, 2020 - Nationwide Destination 2065 Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination 2065 Fund from inception through
10/31/20 versus the S&P Target Date To 2060+ Index for the same period. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Nationwide Destination Retirement Fund - October 31, 2020 - Fund Commentary - 39
For the annual period ended October 31, 2020, the Nationwide
Destination Retirement Fund Class A returned 5.18% versus
5.04% for its benchmark, the S&P Target Date To Retirement
Income Index*. For broader comparison, the return for the Fund’s closest Morningstar
®
peer category, Target-Date Retirement
(consisting of 175 funds as of October 31, 2020) was 4.22%
for the same period. Performance for the Fund’s other share
classes versus the benchmark is stated in the Average Annual
Total Return chart in this report’s Fund Performance section.
The Fund’s return, for the 12-month period ended October 31,
2020, was a product of volatile returns across asset classes and underlying investments. The market environment over the
reporting period exhibited bouts of historically high volatility during a global pandemic which brought down economic activity everywhere. The global uncertainty added risk across asset
classes and has not yet been completely reduced. After the
onset of the pandemic, however, financial assets found support from accommodative monetary policy and fiscal stimulus.
During the reporting period, U.S. stocks posted a wide range of returns because of the economic recession caused by the
pandemic. U.S. large capitalization stocks lead the way, as the
S&P 500
®
Index returned 9.71%. U.S. mid-capitalization stocks,
represented by the S&P MidCap 400
®
Index, returned -1.15%,
and U.S. small-capitalization stocks also posted negative
results during the reporting period, with the Russell 2000
®
Index
returning -0.14%. Developed market non-U.S. stocks were not
immune to the headwinds of the global slowdown and fared
even worse than U.S. equity indices with the MSCI EAFE
®
Index
(representing non-U.S. developed market countries) returned
-6.86%. The MSCI Emerging Markets® Index returned 8.25%
as it includes countries less affected by the pandemic.
U.S. and non-U.S. bonds also showed positive results during
the reporting period amid falling interest rates. The Bloomberg
Barclays U.S. Aggregate Bond Index returned 6.19% as the
Federal Reserve cut interest rates which helped boost returns of treasury securities and investment grade corporate bonds.
Meanwhile the ICE Bank of America/Merrill Lynch US High Yield
Master II Index returned 2.54% for the reporting period, as credit spreads widened in the recession. The S&P/Citi International
Treasury Bond ex-US Index (which tracks sovereign debt in
non-U.S. developed markets) returned 5.53% for the reporting period as international interest rates also fell amidst economic and geopolitical uncertainty and central bank easing.
Most of the Fund’s ten underlying investments held during
the reporting period posted positive returns. The underlying
Nationwide Bond Index Fund and the underlying Nationwide
Multi-Cap Portfolio returned 5.69% and 4.27%, respectively,
and were the largest contributors to the Fund’s returns for the period despite the latter underperforming its benchmarks amid volatility in Q1 2020. The largest detractors to Fund returns were the underlying Nationwide International Index Fund
and the underlying Nationwide Mid Cap Market Index Fund,
which registered -6.51% and -1.52%, respectively, during the reporting period.
During Q4 2019 and Q1 2020, the fund increased exposure to
the iShares 20+ Year Treasury ETF while reducing exposure
to the Nationwide Contract to help increase exposure to U.S.
interest rates which helped reduce the funds’ volatility during the equity drawdown in Q1.
There were no material changes to the funds’ asset allocation during the reporting period.
The fund did not invest in derivatives during the reporting
period.
There were no liquidity events that had any material impact on performance.
There were no LIBOR impacts to the fund.
Adviser:
Nationwide Fund Advisors
Portfolio Managers:
Christopher C. Graham; Keith P. Robinette, CFA; and Andrew
Urban, CFA
*The Fund’s benchmark changed to the S&P Target Date
To Retirement Income Index effective December 20, 2019,
because that index correlates better to the Fund’s “to retirement”
strategy.
The Fund is designed to provide diversification across a
variety of asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Fund,
each investor is indirectly paying a proportionate share of the applicable fees and expenses of its underlying funds.
An investor may choose to retire at an age other than age 65 or may have different needs than a Fund’s allocation model
indicates.
The Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, the Fund’s underlying funds may be subject to specific investment risks, including, but not limited to: stock market risk (equity securities); default risk and interest rate risk—if interest rates go up, bond prices go down, and if interest rates go down, bond prices go up (bonds);
currency fluctuations, political risks, differences in accounting and limited availability of information (international securities);
and derivatives risk (many derivatives create investment
leverage and are highly volatile). Please refer to the most
recent prospectus for a more detailed explanation of the Fund’s principal risks.
The Fund may invest in the Nationwide Contract, which is a
fixed interest contract issued by Nationwide Life Insurance
Company (Nationwide Life), an affiliate of the Fund’s investment adviser, Nationwide Fund Advisors (NFA). Neither the Fund,
the Adviser, Nationwide Life nor any of its affiliates guarantee a
Fund’s performance or that a Fund will provide a certain level of

40 - Fund Commentary - October 31, 2020 - Nationwide Destination Retirement Fund
income. If Nationwide Life becomes unable to meet the contract terms, a Fund that invests in the Nationwide Contract may lose money from unpaid principal or unpaid or reduced interest.
The target date is the approximate date when investors plan to start withdrawals. The Fund offers continuous rebalancing over time to become more conservative as investors approach their planned retirement date. The principal value of the Fund is not guaranteed at any time, including the target date.
Asset allocation is the process of spreading assets across
several different investment styles and asset classes. The
purpose is to potentially reduce long-term risk and capture
potential profits across various asset classes. Asset allocation does not assure a profit or protect against a loss in a down market.
There is no assurance that the investment objective of the
Fund (or that of any underlying fund) will be achieved or
that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.
Russell Investment Group is the source and owner of the
trademarks, service marks and copy rights related to the
Russell Indexes. The Fund is not sponsored, endorsed, or
promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such
funds or securities are based. Russell
®
is a trademark of
Russell Investment Group.
NFA, the Fund’s investment adviser, makes both the asset
allocation and underlying fund selection decisions for the Fund.
Nationwide Asset Management, LLC (NWAM) provides asset
allocation consulting services to NFA. In addition, NWAM
serves as the subadviser to certain other Nationwide Funds.
NWAM is a registered investment adviser and wholly owned
subsidiary of Nationwide Mutual Insurance Company, and
therefore is affiliated with NFA.
A description of the benchmarks can be found on the Market
Index Definitions page at the back of this book.
Asset Allocation
1
Fixed Income Funds 49.1%
Equity Funds 34.0%
Investment Contract 11.0%
Alternative Assets 5.9%
Liabilities in excess of other assets
†
(0.0)%
100.0%
Top Holdings
2
Nationwide Bond Index Fund, Class R6 29.3%
Nationwide Multi-Cap Portfolio, Class R6 23.1%
Nationwide Contract 11.0%
Nationwide Core Plus Bond Fund, Class R6 9.9%
Nationwide Inflation-Protected Securities Fund,
Class R6 6.9%
Nationwide International Index Fund, Class R6 6.8%
Nationwide Amundi Strategic Income Fund, Class
R6 5.9%
iShares 20+ Year Treasury Bond ETF 3.0%
iShares Core MSCI Emerging Markets ETF 2.5%
Nationwide Mid Cap Market Index Fund, Class R6 1.6%
100.0%
†
Amount rounds to less than 0.1%.
1
Percentages indicated are based upon net assets as of October 31, 2020.
2
Percentages indicated are based upon total investments as of October 31, 2020.

Nationwide Destination Retirement Fund - October 31, 2020 - Fund Commentary - 41
Average Annual Total Return
(For periods ended October 31, 2020)
1 Yr. 5 Yr.
10 yr. or
Inception
Date of
Inception
Class A w/o SC
1
5.18% 5.40% 5.35% 8/29/2007
w/SC
2
(0.82)% 4.16% 4.73%
Class R
3,4
4.88% 5.10% 5.06% 8/29/2007
Class R6
3,5
5.66% 5.90% 5.85% 8/29/2007
Institutional Service Class
3
5.40% 5.64% 5.58% 8/29/2007
S&P Target Date
Retirement Income Index 5.04% 5.08% 5.01%
All figures showing the effect of a sales charge (SC) reflect the maximum charge possible, because it has the most significant effect on the performance data.
Expense Ratios
Expense
Ratio
^
Class A 0.91%
Class R 1.16%
Class R6 0.41%
Institutional Service Class 0.66%
^
Current effective prospectus dated February 28, 2020. The expense ratio also includes indirect underlying fund expenses. Please see the Fund’s most recent prospectus for details. Please refer to the Financial Highlights for each respective share class’ actual results.
1
These returns do not reflect the effects of SCs.
2
A 5.75% front-end sales charge was deducted.
3
Not subject to any SCs.
4
Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
5
Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

42 - Fund Commentary - October 31, 2020 - Nationwide Destination Retirement Fund
Performance of a $10,000 Investment
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. The initial $10,000 investment has been reduced by the maximum sales charge imposed on the purchase of shares.
Comparative performance of $10,000 invested in Class A shares of the Nationwide Destination Retirement Fund versus the S&P
Target Date Retirement Income Index (benchmark as of 12/20/19) over the 10-year period ended 10/31/20. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes. A description of the benchmarks can be found on the Market Index Definitions page at the back of this book.

Target Destination Funds - October 31, 2020 - Shareholder Expense Example - 43
As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing
costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples
below are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per
Securities and Exchange Commission (“SEC”) requirements,
the examples assume that you had a $1,000 investment in the
Class at the beginning of the reporting period (May 1, 2020)
and continued to hold your shares at the end of the reporting period (October 31, 2020).
Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual
expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that
you paid from May 1, 2020* through October 31, 2020. Simply
divide your account value by $1,000 (for example, an $8,600
account value divided by $1,000 = 8.6), then multiply the
result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides
information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and
an assumed rate of return of 5% per year before expenses,
which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual
ending account balance or expenses you paid for the period
from May 1, 2020* through October 31, 2020. You may use
this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples
that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class
in the table is useful in comparing ongoing costs only, and
will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and
distributions are reinvested.
Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
(a)
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
(a)
Nationwide Destination 2025 Fund
Class A Shares
Actual
(b)
1,000.00 1,091.20 3.21 0.61
Hypothetical
(b)(c)
1,000.00 1,022.07 3.10 0.61
Class R Shares
Actual
(b)
1,000.00 1,090.00 4.62 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,094.30 0.68 0.13
Hypothetical
(b)(c)
1,000.00 1,024.48 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,093.60 2.00 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38

44 - Shareholder Expense Example - October 31, 2020 - Target Destination Funds
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
(a)
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
(a)
Nationwide Destination 2030 Fund
Class A Shares
Actual
(b)
1,000.00 1,107.40 3.23 0.61
Hypothetical
(b)(c)
1,000.00 1,022.07 3.10 0.61
Class R Shares
Actual
(b)
1,000.00 1,106.70 4.66 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,110.40 0.69 0.13
Hypothetical
(b)(c)
1,000.00 1,024.48 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,108.50 2.01 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38
Nationwide Destination 2035 Fund
Class A Shares
Actual
(b)
1,000.00 1,123.30 3.36 0.63
Hypothetical
(b)(c)
1,000.00 1,021.97 3.20 0.63
Class R Shares
Actual
(b)
1,000.00 1,121.50 4.69 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,124.70 0.69 0.13
Hypothetical
(b)(c)
1,000.00 1,024.48 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,124.40 2.03 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38
Nationwide Destination 2040 Fund
Class A Shares
Actual
(b)
1,000.00 1,130.10 3.37 0.63
Hypothetical
(b)(c)
1,000.00 1,021.97 3.20 0.63
Class R Shares
Actual
(b)
1,000.00 1,129.00 4.71 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,133.00 0.70 0.13
Hypothetical
(b)(c)
1,000.00 1,024.48 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,131.50 2.04 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38
Nationwide Destination 2045 Fund
Class A Shares
Actual
(b)
1,000.00 1,135.10 3.38 0.63
Hypothetical
(b)(c)
1,000.00 1,021.97 3.20 0.63
Class R Shares
Actual
(b)
1,000.00 1,132.00 4.72 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,137.30 0.70 0.13
Hypothetical
(b)(c)
1,000.00 1,024.48 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,136.00 2.04 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38

Target Destination Funds - October 31, 2020 - Shareholder Expense Example - 45
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
(a)
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
(a)
Nationwide Destination 2050 Fund
Class A Shares
Actual
(b)
1,000.00 1,138.30 3.39 0.63
Hypothetical
(b)(c)
1,000.00 1,021.97 3.20 0.63
Class R Shares
Actual
(b)
1,000.00 1,137.00 4.73 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,140.10 0.70 0.13
Hypothetical
(b)(c)
1,000.00 1,024.48 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,140.40 2.04 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38
Nationwide Destination 2055 Fund
Class A Shares
Actual
(b)
1,000.00 1,140.60 3.39 0.63
Hypothetical
(b)(c)
1,000.00 1,021.97 3.20 0.63
Class R Shares
Actual
(b)
1,000.00 1,138.80 4.73 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,143.40 0.70 0.13
Hypothetical
(b)(c)
1,000.00 1,024.48 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,141.70 2.05 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38
Nationwide Destination 2060 Fund
Class A Shares
Actual
(b)
1,000.00 1,143.50 3.39 0.63
Hypothetical
(b)(c)
1,000.00 1,021.97 3.20 0.63
Class R Shares
Actual
(b)
1,000.00 1,141.10 4.74 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,145.70 0.70 0.13
Hypothetical
(b)(c)
1,000.00 1,024.48 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,144.10 2.05 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38
Nationwide Destination 2065 Fund
Class A Shares
Actual
(b)
1,000.00 1,142.80 3.39 0.63
Hypothetical
(b)(c)
1,000.00 1,021.97 3.20 0.63
Class R Shares
Actual
(b)
1,000.00 1,143.00 4.74 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,146.40 0.76 0.14
Hypothetical
(b)(c)
1,000.00 1,024.43 0.71 0.14
Institutional Service Class Shares
Actual
(b)
1,000.00 1,144.80 1.94 0.36
Hypothetical
(b)(c)
1,000.00 1,023.33 1.83 0.36

46 - Shareholder Expense Example - October 31, 2020 - Target Destination Funds
Beginning Account
Value($) 5/1/20
Ending Account
Value($) 10/31/20
Expenses Paid
During Period ($)
5/1/20 - 10/31/20
(a)
Expense Ratio
During Period (%)
5/1/20 - 10/31/20
(a)
Nationwide Destination Retirement Fund
Class A Shares
Actual
(b)
1,000.00 1,069.20 3.12 0.60
Hypothetical
(b)(c)
1,000.00 1,022.12 3.05 0.60
Class R Shares
Actual
(b)
1,000.00 1,068.00 4.57 0.88
Hypothetical
(b)(c)
1,000.00 1,020.71 4.47 0.88
Class R6 Shares
Actual
(b)
1,000.00 1,071.50 0.68 0.13
Hypothetical
(b)(c)
1,000.00 1,024.48 0.66 0.13
Institutional Service Class Shares
Actual
(b)
1,000.00 1,070.30 1.98 0.38
Hypothetical
(b)(c)
1,000.00 1,023.23 1.93 0.38
(a) Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds' expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.
(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from May 1, 2020 through
October 31, 2020 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.
(c) Represents the hypothetical 5% return before expenses.

Nationwide Destination 2025 Fund - October 31, 2020 - Statement of Investments - 47
Investment Companies 87.9%
Shares Value ($)
Alternative Assets 4.2%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,170,907 11,837,866
Total Alternative Assets
(cost $11,822,335) 11,837,866
Equity Funds 47.3%
Nationwide International Index
Fund, Class R6(a) 5,169,912 36,913,174
Nationwide Mid Cap Market
Index Fund, Class R6(a) 592,159 8,574,467
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,883,071 82,535,756
Nationwide Small Cap Index
Fund, Class R6(a) 503,873 4,711,213
Total Equity Funds
(cost $126,558,083) 132,734,610
Fixed Income Funds 36.4%
Nationwide Bond Index Fund,
Class R6(a) 6,118,590 71,709,881
Nationwide Core Plus Bond
Fund, Class R6(a) 2,084,405 22,532,422
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 748,911 8,133,176
Total Fixed Income Funds
(cost $96,268,237) 102,375,479
Total Investment Companies
(cost $234,648,655) 246,947,955
Exchange-Traded Funds 6.7%
Equity Fund 4.0%
iShares Core MSCI Emerging
Markets ETF 208,794 11,164,215
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 2.7%
iShares 20+ Year Treasury Bond
ETF 49,143 7,743,463
Total Exchange-Traded Funds
(cost $17,414,592) 18,907,678
Investment Contract 5.4%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(b) 15,130,744 15,130,744
Total Investment Contract
(cost $15,130,744) 15,130,744
Total Investments
(cost $267,193,991) — 100.0% 280,986,377
Liabilities in excess of other assets — 0.0%
†
(115,329)
NET ASSETS — 100.0% $ 280,871,048
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

48 - Statement of Investments - October 31, 2020 - Nationwide Destination 2030 Fund
Investment Companies 91.4%
Shares Value ($)
Alternative Assets 3.0%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 911,630 9,216,579
Total Alternative Assets
(cost $9,277,139) 9,216,579
Equity Funds 58.5%
Nationwide International Index
Fund, Class R6(a) 7,092,306 50,639,067
Nationwide Mid Cap Market
Index Fund, Class R6(a) 893,411 12,936,594
Nationwide Multi-Cap Portfolio,
Class R6(a) 10,159,727 106,372,343
Nationwide Small Cap Index
Fund, Class R6(a) 719,789 6,730,024
Total Equity Funds
(cost $173,165,779 ) 176,678,028
Fixed Income Funds 29.9%
Nationwide Bond Index Fund,
Class R6(a) 5,614,622 65,803,370
Nationwide Core Plus Bond
Fund, Class R6(a) 1,909,216 20,638,628
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 347,503 3,773,886
Total Fixed Income Funds
(cost $84,937,925) 90,215,884
Total Investment Companies
(cost $267,380,843) 276,110,491
Exchange-Traded Funds 6.8%
Equity Fund 5.3%
iShares Core MSCI Emerging
Markets ETF 301,468 16,119,494
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 1.5%
iShares 20+ Year Treasury Bond
ETF 29,587 4,662,024
Total Exchange-Traded Funds
(cost $20,083,840) 20,781,518
Investment Contract 1.8%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(b) 5,342,520 5,342,520
Total Investment Contract
(cost $5,342,520) 5,342,520
Total Investments
(cost $292,807,203) — 100.0% 302,234,529
Liabilities in excess of other assets — 0.0%
†
(118,598)
NET ASSETS — 100.0% $ 302,115,931
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2035 Fund - October 31, 2020 - Statement of Investments - 49
Investment Companies 90.1%
Shares Value ($)
Alternative Assets 2.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 657,142 6,643,707
Total Alternative Assets
(cost $6,764,393) 6,643,707
Equity Funds 69.0%
Nationwide International Index
Fund, Class R6(a) 6,798,653 48,542,379
Nationwide Mid Cap Market
Index Fund, Class R6(a) 919,375 13,312,553
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,903,397 103,688,570
Nationwide Small Cap Index
Fund, Class R6(a) 719,771 6,729,860
Total Equity Funds
(cost $170,311,164) 172,273,362
Fixed Income Funds 18.4%
Nationwide Bond Index Fund,
Class R6(a) 3,037,146 35,595,355
Nationwide Core Plus Bond
Fund, Class R6(a) 922,106 9,967,969
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 47,290 513,568
Total Fixed Income Funds
(cost $43,738,281) 46,076,892
Total Investment Companies
(cost $220,813,838) 224,993,961
Exchange-Traded Funds 9.0%
Equity Fund 7.0%
iShares Core MSCI Emerging
Markets ETF 326,636 17,465,227
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 30,967 4,879,470
Total Exchange-Traded Funds
(cost $21,449,623) 22,344,697
Investment Contract 0.9%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(b) 2,355,998 2,355,998
Total Investment Contract
(cost $2,355,998) 2,355,998
Total Investments
(cost $244,619,459) — 100.0% 249,694,656
Liabilities in excess of other assets — 0.0%
†
(112,496)
NET ASSETS — 100.0% $ 249,582,160
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

50 - Statement of Investments - October 31, 2020 - Nationwide Destination 2040 Fund
Investment Companies 89.9%
Shares Value ($)
Alternative Assets 0.7%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 151,993 1,536,649
Total Alternative Assets
(cost $1,492,757) 1,536,649
Equity Funds 76.1%
Nationwide International Index
Fund, Class R6(a) 6,029,858 43,053,187
Nationwide Mid Cap Market
Index Fund, Class R6(a) 974,867 14,116,080
Nationwide Multi-Cap Portfolio,
Class R6(a) 9,449,308 98,934,258
Nationwide Small Cap Index
Fund, Class R6(a) 637,984 5,965,146
Total Equity Funds
(cost $161,080,157) 162,068,671
Fixed Income Funds 13.1%
Nationwide Bond Index Fund,
Class R6(a) 1,803,192 21,133,409
Nationwide Core Plus Bond
Fund, Class R6(a) 629,772 6,807,839
Total Fixed Income Funds
(cost $26,481,977) 27,941,248
Total Investment Companies
(cost $189,054,891) 191,546,568
Exchange-Traded Funds 9.5%
Equity Fund 7.6%
iShares Core MSCI Emerging
Markets ETF 301,564 16,124,627
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 1.9%
iShares 20+ Year Treasury Bond
ETF 25,923 4,084,687
Total Exchange-Traded Funds
(cost $19,554,122) 20,209,314
Investment Contract 0.6%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(b) 1,283,562 1,283,562
Total Investment Contract
(cost $1,283,562) 1,283,562
Total Investments
(cost $209,892,575) — 100.0% 213,039,444
Liabilities in excess of other assets — 0.0%
†
(99,294)
NET ASSETS — 100.0% $ 212,940,150
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2045 Fund - October 31, 2020 - Statement of Investments - 51
Investment Companies 90.3%
Shares Value ($)
Equity Funds 80.2%
Nationwide International Index
Fund, Class R6(a) 5,073,157 36,222,344
Nationwide Mid Cap Market
Index Fund, Class R6(a) 833,813 12,073,605
Nationwide Multi-Cap Portfolio,
Class R6(a) 8,180,221 85,646,912
Nationwide Small Cap Index
Fund, Class R6(a) 559,698 5,233,176
Total Equity Funds
(cost $137,843,022) 139,176,037
Fixed Income Funds 10.1%
Nationwide Bond Index Fund,
Class R6(a) 1,146,749 13,439,899
Nationwide Core Plus Bond
Fund, Class R6(a) 379,287 4,100,088
Total Fixed Income Funds
(cost $16,624,913) 17,539,987
Total Investment Companies
(cost $154,467,935) 156,716,024
Exchange-Traded Funds 9.6%
Equity Fund 7.6%
iShares Core MSCI Emerging
Markets ETF 248,592 13,292,214
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 21,906 3,451,729
Total Exchange-Traded Funds
(cost $16,205,492) 16,743,943
Investment Contract 0.1%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(b) 162,387 162,387
Total Investment Contract
(cost $162,387) 162,387
Total Investments
(cost $170,835,814) — 100.0% 173,622,354
Liabilities in excess of other assets — 0.0%
†
(82,003)
NET ASSETS — 100.0% $ 173,540,351
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

52 - Statement of Investments - October 31, 2020 - Nationwide Destination 2050 Fund
Investment Companies 90.0%
Shares Value ($)
Equity Funds 82.2%
Nationwide International Index
Fund, Class R6(a) 4,375,037 31,237,763
Nationwide Mid Cap Market
Index Fund, Class R6(a) 773,116 11,194,715
Nationwide Multi-Cap Portfolio,
Class R6(a) 7,034,375 73,649,903
Nationwide Small Cap Index
Fund, Class R6(a) 479,850 4,486,598
Total Equity Funds
(cost $119,876,141 ) 120,568,979
Fixed Income Funds 7.8%
Nationwide Bond Index Fund,
Class R6(a) 812,668 9,524,469
Nationwide Core Plus Bond
Fund, Class R6(a) 180,276 1,948,780
Total Fixed Income Funds
(cost $10,886,999) 11,473,249
Total Investment Companies
(cost $130,763,140) 132,042,228
Exchange-Traded Funds 10.0%
Shares Value ($)
Equity Fund 8.0%
iShares Core MSCI Emerging
Markets ETF 219,625 11,743,349
Fixed Income Fund 2.0%
iShares 20+ Year Treasury Bond
ETF 18,432 2,904,330
Total Exchange-Traded Funds
(cost $14,120,576) 14,647,679
Total Investments
(cost $144,883,716) — 100.0% 146,689,907
Liabilities in excess of other assets — 0.0%
†
(66,558)
NET ASSETS — 100.0% $ 146,623,349
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2055 Fund - October 31, 2020 - Statement of Investments - 53
Investment Companies 90.6%
Shares Value ($)
Equity Funds 83.3%
Nationwide International Index
Fund, Class R6(a) 2,510,754 17,926,783
Nationwide Mid Cap Market
Index Fund, Class R6(a) 459,247 6,649,894
Nationwide Multi-Cap Portfolio,
Class R6(a) 4,070,028 42,613,188
Nationwide Small Cap Index
Fund, Class R6(a) 286,103 2,675,067
Total Equity Funds
(cost $69,454,669 ) 69,864,932
Fixed Income Funds 7.3%
Nationwide Bond Index Fund,
Class R6(a) 448,590 5,257,469
Nationwide Core Plus Bond
Fund, Class R6(a) 82,108 887,593
Total Fixed Income Funds
(cost $5,792,863) 6,145,062
Total Investment Companies
(cost $75,247,532) 76,009,994
Exchange-Traded Funds 9.4%
Shares Value ($)
Equity Fund 8.1%
iShares Core MSCI Emerging
Markets ETF 127,485 6,816,623
Fixed Income Fund 1.3%
iShares 20+ Year Treasury Bond
ETF 6,819 1,074,470
Total Exchange-Traded Funds
(cost $7,616,508) 7,891,093
Total Investments
(cost $82,864,040) — 100.0% 83,901,087
Liabilities in excess of other assets — 0.0%
†
(38,218)
NET ASSETS — 100.0% $ 83,862,869
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

54 - Statement of Investments - October 31, 2020 - Nationwide Destination 2060 Fund
Investment Companies 90.5%
Shares Value ($)
Equity Funds 84.0%
Nationwide International Index
Fund, Class R6(a) 968,390 6,914,308
Nationwide Mid Cap Market
Index Fund, Class R6(a) 177,752 2,573,856
Nationwide Multi-Cap Portfolio,
Class R6(a) 1,582,223 16,565,870
Nationwide Small Cap Index
Fund, Class R6(a) 111,313 1,040,778
Total Equity Funds
(cost $26,983,193) 27,094,812
Fixed Income Funds 6.5%
Nationwide Bond Index Fund,
Class R6(a) 149,993 1,757,921
Nationwide Core Plus Bond
Fund, Class R6(a) 30,596 330,746
Total Fixed Income Funds
(cost $1,986,140) 2,088,667
Total Investment Companies
(cost $28,969,333) 29,183,479
Exchange-Traded Funds 9.5%
Shares Value ($)
Equity Fund 8.4%
iShares Core MSCI Emerging
Markets ETF 50,912 2,722,265
Fixed Income Fund 1.1%
iShares 20+ Year Treasury Bond
ETF 2,158 340,036
Total Exchange-Traded Funds
(cost $2,900,282) 3,062,301
Total Investments
(cost $31,869,615) — 100.0% 32,245,780
Liabilities in excess of other assets — 0.0%
†
(12,853)
NET ASSETS — 100.0% $ 32,232,927
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

Nationwide Destination 2065 Fund - October 31, 2020 - Statement of Investments - 55
Investment Companies 90.4%
Shares Value ($)
Equity Funds 84.8%
Nationwide International Index
Fund, Class R6(a) 36,183 258,343
Nationwide Mid Cap Market
Index Fund, Class R6(a) 6,671 96,596
Nationwide Multi-Cap Portfolio,
Class R6(a) 59,128 619,070
Nationwide Small Cap Index
Fund, Class R6(a) 4,165 38,944
Total Equity Funds
(cost $1,000,000 ) 1,012,953
Fixed Income Funds 5.6%
Nationwide Bond Index Fund,
Class R6(a) 4,822 56,508
Nationwide Core Plus Bond
Fund, Class R6(a) 1,001 10,823
Total Fixed Income Funds
(cost $67,061) 67,331
Total Investment Companies
(cost $1,067,061) 1,080,284
Exchange-Traded Funds 9.6%
Shares Value ($)
Equity Fund 8.7%
iShares Core MSCI Emerging
Markets ETF 1,940 103,732
Fixed Income Fund 0.9%
iShares 20+ Year Treasury Bond
ETF 67 10,557
Total Exchange-Traded Funds
(cost $104,996) 114,289
Total Investments
(cost $1,172,057) — 100.0% 1,194,573
Liabilities in excess of other assets — 0.0%
†
(231)
NET ASSETS — 100.0% $ 1,194,342
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - October 31, 2020 - Nationwide Destination Retirement Fund
Investment Companies 83.5%
Shares Value ($)
Alternative Assets 5.9%
Nationwide Amundi Strategic
Income Fund, Class R6(a) 1,429,013 14,447,321
Total Alternative Assets
(cost $14,204,608) 14,447,321
Equity Funds 31.5%
Nationwide International Index
Fund, Class R6(a) 2,328,461 16,625,213
Nationwide Mid Cap Market
Index Fund, Class R6(a) 290,882 4,211,970
Nationwide Multi-Cap Portfolio,
Class R6(a) 5,414,424 56,689,022
Total Equity Funds
(cost $71,485,910) 77,526,205
Fixed Income Funds 46.1%
Nationwide Bond Index Fund,
Class R6(a) 6,138,803 71,946,771
Nationwide Core Plus Bond
Fund, Class R6(a) 2,260,031 24,430,940
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,554,955 16,886,816
Total Fixed Income Funds
(cost $105,704,310) 113,264,527
Total Investment Companies
(cost $191,394,828) 205,238,053
Exchange-Traded Funds 5.5%
Equity Fund 2.5%
iShares Core MSCI Emerging
Markets ETF 114,954 6,146,590
Exchange-Traded Funds
Shares Value ($)
Fixed Income Fund 3.0%
iShares 20+ Year Treasury Bond
ETF 47,440 7,475,121
Total Exchange-Traded Funds
(cost $13,063,342) 13,621,711
Investment Contract 11.0%
Principal
Amount ($)
Nationwide Contract, 2.20%
^∞(a)(b) 26,982,011 26,982,011
Total Investment Contract
(cost $26,982,011) 26,982,011
Total Investments
(cost $231,440,181) — 100.0% 245,841,775
Liabilities in excess of other assets — 0.0%
†
(110,929)
NET ASSETS — 100.0% $ 245,730,846
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The Nationwide Contract is issued by Nationwide Life
Insurance Company. The interest rate is assessed and may
change quarterly. The security is restricted and has been
deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

58 - Statements of Assets and Liabilities - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2025 Fund
Nationwide Destination
2030 Fund
Assets:
Investment securities of affiliated issuers, at value $ 262,078,699 $ 281,453,011
Investment securities of unaffiliated issuers, at value 18,907,678 20,781,518
Receivable for investments sold 550,644 —
Receivable for capital shares issued 78,505 205,734
Total Assets 281,615,526 302,440,263
Liabilities:
Payable for investments purchased — 39,893
Payable for capital shares redeemed 629,149 165,841
Cash overdraft (Note 2) 2 —
Accrued expenses and other payables:
Investment advisory fees 31,732 34,268
Distribution fees 29,577 33,248
Administrative servicing fees 53,160 50,163
Trustee fees 130 162
Professional fees 728 757
Total Liabilities 744,478 324,332
Net Assets $ 280,871,048 $ 302,115,931
Cost of investment securities of affiliated issuers 249,779,399 272,723,363
Cost of investment securities of unaffiliated issuers 17,414,592 20,083,840
Represented by:
Capital $ 272,104,080 $ 298,832,667
Total distributable earnings (loss) 8,766,968 3,283,264
Net Assets $ 280,871,048 $ 302,115,931

Target Destination Funds - October 31, 2020 - Statements of Assets and Liabilities - 59
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
Nationwide Destination
2050 Fund
$ 227,349,959 $ 192,830,130 $ 156,878,411 $ 132,042,228
22,344,697 20,209,314 16,743,943 14,647,679
135,834 213,292 113,874 73,400
83,818 187,426 146,305 118,420
249,914,308 213,440,162 173,882,533 146,881,727
— — — —
219,719 400,718 168,491 191,820
— — 91,689 —
28,469 24,349 19,853 16,741
28,751 25,091 21,468 20,095
54,512 49,257 40,228 29,347
121 110 79 70
576 487 374 305
332,148 500,012 342,182 258,378
$ 249,582,160 $ 212,940,150 $ 173,540,351 $ 146,623,349
223,169,836 190,338,453 154,630,322 130,763,140
21,449,623 19,554,122 16,205,492 14,120,576
$ 250,454,612 $ 215,000,723 $ 175,400,488 $ 149,064,584
(872,452) (2,060,573) (1,860,137) (2,441,235)
$ 249,582,160 $ 212,940,150 $ 173,540,351 $ 146,623,349

60 - Statements of Assets and Liabilities - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2025 Fund
Nationwide Destination
2030 Fund
Net Assets:
Class A Shares $ 34,947,135 $ 42,901,882
Class R Shares 50,821,553 54,535,374
Class R6 Shares 61,606,034 67,721,599
Institutional Service Class Shares 133,496,326 136,957,076
Total $ 280,871,048 $ 302,115,931
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 3,873,883 5,070,102
Class R Shares 5,652,999 6,495,880
Class R6 Shares 6,771,263 7,932,994
Institutional Service Class Shares 14,772,146 16,159,276
Total 31,070,291 35,658,252
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 9.02(a) $ 8.46(a)
Class R Shares $ 8.99 $ 8.40
Class R6 Shares $ 9.10 $ 8.54
Institutional Service Class Shares $ 9.04 $ 8.48
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 9.57 $ 8.98
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2020 - Statements of Assets and Liabilities - 61
Nationwide Destination
2035 Fund
Nationwide Destination
2040 Fund
Nationwide Destination
2045 Fund
Nationwide Destination
2050 Fund
$ 40,556,210 $ 37,082,844 $ 32,436,903 $ 28,152,445
44,851,769 38,170,456 32,295,903 31,628,512
54,648,223 45,122,006 42,417,918 35,350,211
109,525,958 92,564,844 66,389,627 51,492,181
$ 249,582,160 $ 212,940,150 $ 173,540,351 $ 146,623,349
4,540,205 4,300,085 3,600,355 3,581,426
5,063,138 4,463,228 3,627,810 4,092,920
6,055,339 5,170,927 4,662,055 4,480,465
12,233,485 10,654,247 7,374,076 6,555,093
27,892,167 24,588,487 19,264,296 18,709,904
$ 8.93(a) $ 8.62(a) $ 9.01(a) $ 7.86(a)
$ 8.86 $ 8.55 $ 8.90 $ 7.73
$ 9.02 $ 8.73 $ 9.10 $ 7.89
$ 8.95 $ 8.69 $ 9.00 $ 7.86
$ 9.47 $ 9.15 $ 9.56 $ 8.34
5.75% 5.75% 5.75% 5.75%

62 - Statements of Assets and Liabilities - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2055 Fund
Nationwide Destination
2060 Fund
Assets:
Investment securities of affiliated issuers, at value $ 76,009,994 $ 29,183,479
Investment securities of unaffiliated issuers, at value 7,891,093 3,062,301
Dividends receivable — —
Receivable for investments sold — —
Receivable for capital shares issued 159,959 63,792
Total Assets 84,061,046 32,309,572
Liabilities:
Payable for investments purchased 159,953 60,611
Payable for capital shares redeemed 5 3,180
Cash overdraft (Note 2) — —
Accrued expenses and other payables:
Investment advisory fees 9,578 3,656
Distribution fees 10,797 3,302
Administrative servicing fees 17,630 5,831
Trustee fees 41 20
Professional fees 173 45
Total Liabilities 198,177 76,645
Net Assets $ 83,862,869 $ 32,232,927
Cost of investment securities of affiliated issuers 75,247,532 28,969,333
Cost of investment securities of unaffiliated issuers 7,616,508 2,900,282
Represented by:
Capital $ 85,867,078 $ 32,795,299
Total distributable earnings (loss) (2,004,209) (562,372)
Net Assets $ 83,862,869 $ 32,232,927

Target Destination Funds - October 31, 2020 - Statements of Assets and Liabilities - 63
Nationwide Destination
2065 Fund
Nationwide Destination
Retirement Fund
$ 1,080,284 $ 232,220,064
114,289 13,621,711
— 1
— 601,826
809 95,958
1,195,382 246,539,560
809 —
— 697,784
— —
135 27,745
29 30,167
44 52,137
17 143
6 738
1,040 808,714
$ 1,194,342 $ 245,730,846
1,067,061 218,376,83 9
104,996 13,063,342
$ 1,174,151 $ 236,267,498
20,191 9,463,348
$ 1,194,342 $ 245,730,846

64 - Statements of Assets and Liabilities - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination
2055 Fund
Nationwide Destination
2060 Fund
Net Assets:
Class A Shares $ 17,889,140 $ 8,944,454
Class R Shares 15,728,866 3,101,260
Class R6 Shares 22,741,503 7,416,567
Institutional Service Class Shares 27,503,360 12,770,646
Total $ 83,862,869 $ 32,232,927
Shares Outstanding (unlimited number of shares authorized):
Class A Shares 1,483,606 878,990
Class R Shares 1,308,458 305,452
Class R6 Shares 1,872,392 726,291
Institutional Service Class Shares 2,267,440 1,252,257
Total 6,931,896 3,162,990
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares $ 12.06(a ) $ 10.18(a )
Class R Shares $ 12.02 $ 10.15
Class R6 Shares $ 12.15 $ 10.21
Institutional Service Class Shares $ 12.13 $ 10.20
Maximum offering price per share (100%/(100%-maximum sales
charge) of net asset value adjusted to the nearest cent):
Class A Shares $ 12.80 $ 10.80
Maximum Sales Charge:
Class A Shares 5.75% 5.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

Target Destination Funds - October 31, 2020 - Statements of Assets and Liabilities - 65
Nationwide Destination
2065 Fund(a)
Nationwide Destination
Retirement Fund
$ 80,888 $ 32,709,441
32,803 52,827,342
1,074,926 58,625,140
5,725 101,568,923
$ 1,194,342 $ 245,730,846
7,997 3,988,541
3,246 6,474,102
106,168 7,121,532
566 12,371,505
117,977 29,955,680
$ 10.11(a ) $ 8.20(a )
$ 10.11 $ 8.16
$ 10.12 $ 8.23
$ 10.11 $ 8.21
$ 10.73 $ 8.70
5.75% 5.75%

66 - Statements of Operations - For the Year Ended October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2025
Fund
Nationwide
Destination 2030
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 13,742,302 $ 16,660,784
Dividend income from unaffiliated issuers 519,651 616,959
Interest income from affiliated issuers 339,876 118,883
Income from securities lending (Note 2) 1,509 1,004
Interest income (unaffiliated) 105 517
Total Income 14,603,443 17,398,147
EXPENSES:
Investment advisory fees 370,151 394,705
Distribution fees Class A 87,441 106,344
Distribution fees Class R 273,969 289,238
Administrative servicing fees Class A 80,450 97,824
Administrative servicing fees Class R 136,985 144,619
Administrative servicing fees Institutional Service Class 326,216 333,812
Professional fees 4,893 5,293
Trustee fees 8,799 9,380
Total Expenses 1,288,904 1,381,215
NET INVESTMENT INCOME 13,314,539 16,016,932
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 2,165,824 2,849,490
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (3,550,189) (3,516,305)
Transactions in investment securities of unaffiliated issuers 57,203 (411,825)
Net realized gains (losses) (1,327,162) (1,078,640)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (1,186,935) (5,939,583)
Investment securities of unaffiliated issuers 1,638,239 1,880,101
Net change in unrealized appreciation/depreciation 451,304 (4,059,482)
Net realized/unrealized gains (losses) (875,858) (5,138,122)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 12,438,681 $ 10,878,810

Target Destination Funds - For the Year Ended October 31, 2020 - Statements of Operations - 67
Nationwide
Destination 2035
Fund
Nationwide
Destination 2040
Fund
Nationwide
Destination 2045
Fund
Nationwide
Destination 2050
Fund
$ 15,027,222 $ 13,514,330 $ 11,444,819 $ 9,531,346
679,172 590,761 482,752 417,558
63,306 44,259 3,410 —
1,700 1,464 1,477 953
545 181 179 148
15,771,945 14,150,995 11,932,637 9,950,005
323,931 273,276 221,426 183,492
97,063 88,809 78,774 68,046
244,724 204,869 163,767 158,734
97,063 88,810 78,774 68,046
122,362 102,434 81,884 79,367
266,917 220,220 156,417 118,379
4,256 3,582 2,892 2,392
7,670 6,507 5,233 4,338
1,163,986 988,507 789,167 682,794
14,607,959 13,162,488 11,143,470 9,267,211
2,789,306 2,540,420 2,126,118 1,820,852
(2,715,786) (2,747,500) (2,435,012) (1,821,984)
(370,655) (264,980) (193,901) (214,443)
(297,135) (472,060) (502,795) (215,575)
(8,405,761) (8,572,034) (7,313,508) (6,309,275)
2,052,629 1,521,502 1,264,314 1,109,090
(6,353,132) (7,050,532) (6,049,194) (5,200,185)
(6,650,267) (7,522,592) (6,551,989) (5,415,760)
$ 7,957,692 $ 5,639,896 $ 4,591,481 $ 3,851,451

68 - Statements of Operations - For the Year Ended October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide
Destination 2055
Fund
Nationwide
Destination 2060
Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 5,418,325 $ 1,861,895
Dividend income from unaffiliated issuers 224,160 74,599
Income from securities lending (Note 2) 136 31
Interest income (unaffiliated) 111 95
Interest income from affiliated issuers — —
Total Income 5,642,732 1,936,620
EXPENSES:
Investment advisory fees 103,886 35,571
Distribution fees Class A 42,021 19,923
Distribution fees Class R 78,070 12,935
Administrative servicing fees Class A 42,022 19,922
Administrative servicing fees Class R 39,035 6,467
Administrative servicing fees Institutional Service Class 62,991 25,889
Professional fees 1,343 450
Trustee fees 2,460 836
Total Expenses 371,828 121,993
NET INVESTMENT INCOME 5,270,904 1,814,627
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 1,038,551 321,260
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (1,372,599) (451,036)
Transactions in investment securities of unaffiliated issuers (175,259) (46,383)
Net realized gains (losses) (509,307) (176,159)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers (3,528,119) (940,698)
Investment securities of unaffiliated issuers 592,928 231,158
Net change in unrealized appreciation/depreciation (2,935,191) (709,540)
Net realized/unrealized gains (losses) (3,444,498) (885,699)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 1,826,406 $ 928,928
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 2, 2020 (commencement of operations) through October 31, 2020.
(b) Excludes unrealized appreciation $9,272,335 from the merger (Note 11).
(c) Excludes unrealized appreciation $733,526 from the merger (Note 11).

Target Destination Funds - For the Year Ended October 31, 2020 - Statements of Operations - 69
Nationwide
Destination 2065
Fund(a)
Nationwide
Destination
Retirement Fund
$ 37,071 $ 5,781,212
887 91,240
— 452
191 20
— 341,733
38,149 6,214,657
894 175,558
33 43,672
56 164,921
33 38,428
28 82,460
8 131,314
14 1,944
33 3,955
1,099 642,252
37,050 5,572,405
— 248,847
(1,843) (549,260)
(482) 773,564
(2,325) 473,151
13,223 2,083,233(b)
9,293 (269,243)(c)
22,516 1,813,990
20,191 2,287,141
$ 57,241 $ 7,859,546

The accompanying notes are an integral part of these financial statements.
70 - Statements of Changes in Net Assets - October 31, 2020 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 13,314,539 $ 5,945,881
Net realized gains (losses) (1,327,162) 11,301,189
Net change in unrealized appreciation/depreciation 451,304 11,730,774
Change in net assets resulting from operations 12,438,681 28,977,844
Distributions to Shareholders From:
Distributable earnings:
Class A (3,227,564) (2,833,602)
Class C — (165,281)
Class R (5,072,750) (5,091,507)
Class R6 (6,367,353) (6,220,953)
Institutional Service Class (12,628,818) (10,087,697)
Return of capital:
Class A (109,173) —
Class R (147,978) —
Class R6 (225,504) —
Institutional Service Class (436,921) —
Change in net assets from shareholder distributions (28,216,061) (24,399,040)
Change in net assets from capital transactions (2,671,360) 8,349,706
Change in net assets (18,448,740) 12,928,510
Net Assets:
Beginning of year 299,319,788 286,391,278
End of year $ 280,871,048 $ 299,319,788
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,683,322 $ 5,316,021
Proceeds from shares issued from class conversion (Note 1) — 1,974,152
Dividends reinvested 3,336,693 2,823,140
Cost of shares redeemed (7,914,621) (9,078,293)
Total Class A Shares 1,105,394 1,035,020
Class C Shares
Proceeds from shares issued — 164,661
Dividends reinvested — 165,281
Cost of shares redeemed in class conversion (Note 1) — (1,974,152)
Cost of shares redeemed — (448,898)
Total Class C Shares — (2,093,108)
Class R Shares
Proceeds from shares issued 4,462,955 4,795,097
Dividends reinvested 5,220,728 5,091,507
Cost of shares redeemed (17,218,598) (12,746,134)
Total Class R Shares (7,534,915) (2,859,530)
Class R6 Shares
Proceeds from shares issued 12,333,877 9,764,073
Dividends reinvested 6,592,857 6,220,953
Cost of shares redeemed (22,857,461) (19,324,862)
Total Class R6 Shares (3,930,727) (3,339,836)
Institutional Service Class Shares
Proceeds from shares issued 32,516,575 27,341,133
Dividends reinvested 13,065,739 10,087,697
Cost of shares redeemed (37,893,426) (21,821,670)
Total Institutional Service Class Shares 7,688,888 15,607,160
Change in net assets from capital transactions $ (2,671,360) $ 8,349,706

Target Destination Funds - October 31, 2020 - Statements of Changes in Net Assets - 71
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 16,016,932 $ 5,971,098 $ 14,607,959 $ 4,806,054
(1,078,640) 14,077,685 (297,135) 12,721,649
(4,059,482) 11,650,369 (6,353,132) 9,899,801
10,878,810 31,699,152 7,957,692 27,427,504
(4,628,333) (3,989,082) (4,788,834) (3,728,069)
— (160,756) — (159,807)
(6,350,373) (6,305,065) (6,381,492) (5,521,203)
(7,718,896) (6,812,594) (6,898,228) (5,085,673)
(14,859,285) (11,567,961) (13,621,804) (9,159,453)
(129,222) — (93,601) —
(159,416) — (102,365) —
(237,481) — (137,425) —
(437,159) — (262,484) —
(34,520,165) (28,835,458) (32,286,233) (23,654,205)
6,101,005 25,093,189 7,426,880 14,326,388
(17,540,350) 27,956,883 (16,901,661) 18,099,687
319,656,281 291,699,398 266,483,821 248,384,134
$ 302,115,931 $ 319,656,281 $ 249,582,160 $ 266,483,821
$ 5,372,591 $ 9,407,007 $ 5,219,939 $ 6,128,686
— 1,642,923 — 1,681,318
4,757,555 3,989,082 4,882,246 3,727,855
(10,635,784) (8,959,493) (6,016,397) (11,182,736)
(505,638) 6,079,519 4,085,788 355,123
— 242,567 — 95,457
— 160,756 — 159,807
— (1,642,923) — (1,681,318)
— (499,353) — (228,133)
— (1,738,953) — (1,654,187)
4,042,536 5,138,621 3,745,754 4,567,517
6,509,789 6,305,065 6,483,857 5,521,203
(16,251,965) (14,655,119) (17,998,849) (14,749,599)
(5,699,640) (3,211,433) (7,769,238) (4,660,879)
13,840,221 10,483,241 10,165,730 13,418,456
7,956,377 6,812,594 7,035,653 5,085,673
(20,047,894) (12,810,968) (15,272,486) (11,356,575)
1,748,704 4,484,867 1,928,897 7,147,554
25,015,578 28,946,242 19,036,696 23,168,537
15,296,444 11,567,961 13,884,288 9,159,453
(29,754,443) (21,035,014) (23,739,551) (19,189,213)
10,557,579 19,479,189 9,181,433 13,138,777
$ 6,101,005 $ 25,093,189 $ 7,426,880 $ 14,326,388

The accompanying notes are an integral part of these financial statements.
72 - Statements of Changes in Net Assets - October 31, 2020 - Target Destination Funds
Nationwide Destination 2025 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 635,703 587,741
Issued in class conversion (Note 1) — 214,759
Reinvested 364,933 334,657
Redeemed (877,317) (985,975)
Total Class A Shares 123,319 151,182
Class C Shares
Issued — 19,132
Reinvested — 19,974
Redeemed in class conversion (Note 1) — (217,324)
Redeemed — (49,766)
Total Class C Shares — (227,984)
Class R Shares
Issued 493,792 529,150
Reinvested 571,872 606,592
Redeemed (1,900,977) (1,389,168)
Total Class R Shares (835,313) (253,426)
Class R6 Shares
Issued 1,335,336 1,054,883
Reinvested 717,145 730,426
Redeemed (2,477,378) (2,092,516)
Total Class R6 Shares (424,897) (307,207)
Institutional Service Class Shares
Issued 3,566,701 2,964,798
Reinvested 1,428,762 1,191,722
Redeemed (4,166,739) (2,365,247)
Total Institutional Service Class Shares 828,724 1,791,273
Total change in shares (308,167) 1,153,838
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - October 31, 2020 - Statements of Changes in Net Assets - 73
Nationwide Destination 2030 Fund Nationwide Destination 2035 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
632,281 1,090,363 575,908 653,343
— 188,329 — 180,353
547,025 500,800 525,050 438,324
(1,228,295) (1,016,928) (663,975) (1,185,834)
(48,989) 762,564 436,983 86,186
— 31,385 — 10,118
— 20,581 — 19,309
— (190,809) — (184,428)
— (60,191) — (24,686)
— (199,034) — (179,687)
472,576 587,507 413,608 490,797
752,865 799,274 700,969 654,708
(1,937,614) (1,675,113) (1,982,754) (1,574,893)
(712,173) (288,332) (868,177) (429,388)
1,575,852 1,186,923 1,097,898 1,408,417
910,353 846,747 750,664 591,204
(2,275,926) (1,460,546) (1,598,643) (1,194,040)
210,279 573,124 249,919 805,581
2,911,525 3,294,101 2,098,577 2,452,191
1,759,319 1,447,787 1,491,185 1,072,330
(3,471,530) (2,377,020) (2,584,193) (1,999,839)
1,199,314 2,364,868 1,005,569 1,524,682
648,431 3,213,190 824,294 1,807,374

The accompanying notes are an integral part of these financial statements.
74 - Statements of Changes in Net Assets - October 31, 2020 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 13,162,488 $ 3,767,974
Net realized gains (losses) (472,060) 11,101,564
Net change in unrealized appreciation/depreciation (7,050,532) 8,380,123
Change in net assets resulting from operations 5,639,896 23,249,661
Distributions to Shareholders From:
Distributable earnings:
Class A (4,661,663) (3,339,255)
Class C — (54,598)
Class R (5,535,442) (4,587,152)
Class R6 (6,137,442) (4,835,495)
Institutional Service Class (11,872,391) (7,432,648)
Return of capital:
Class A (127,758) —
Class R (134,777) —
Class R6 (170,850) —
Institutional Service Class (329,152) —
Change in net assets from shareholder distributions (28,969,475) (20,249,148)
Change in net assets from capital transactions 15,786,929 13,109,227
Change in net assets (7,542,650) 16,109,740
Net Assets:
Beginning of year 220,482,800 204,373,060
End of year $ 212,940,150 $ 220,482,800
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 5,345,485 $ 6,804,383
Proceeds from shares issued from class conversion (Note 1) — 848,979
Dividends reinvested 4,789,421 3,339,255
Cost of shares redeemed (5,531,089) (8,331,092)
Total Class A Shares 4,603,817 2,661,525
Class C Shares
Proceeds from shares issued — 233,119
Dividends reinvested — 54,598
Cost of shares redeemed in class conversion (Note 1) — (848,979)
Cost of shares redeemed — (6,081)
Total Class C Shares — (567,343)
Class R Shares
Proceeds from shares issued 2,929,765 4,693,440
Dividends reinvested 5,670,219 4,587,152
Cost of shares redeemed (11,517,005) (13,860,973)
Total Class R Shares (2,917,021) (4,580,381)
Class R6 Shares
Proceeds from shares issued 9,844,969 8,456,913
Dividends reinvested 6,308,292 4,835,495
Cost of shares redeemed (13,998,228) (13,518,707)
Total Class R6 Shares 2,155,033 (226,299)
Institutional Service Class Shares
Proceeds from shares issued 18,479,728 20,999,785
Dividends reinvested 12,201,543 7,432,648
Cost of shares redeemed (18,736,171) (12,610,708)
Total Institutional Service Class Shares 11,945,100 15,821,725
Change in net assets from capital transactions $ 15,786,929 $ 13,109,227

Target Destination Funds - October 31, 2020 - Statements of Changes in Net Assets - 75
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
$ 11,143,470 $ 2,923,987 $ 9,267,211 $ 2,366,568
(502,795) 8,363,263 (215,575) 7,279,959
(6,049,194) 7,492,023 (5,200,185) 5,818,827
4,591,481 18,779,273 3,851,451 15,465,354
(4,199,375) (3,070,563) (3,731,005) (2,337,756)
— (151,012) — (8,822)
(4,434,941) (3,717,415) (4,439,605) (3,123,843)
(5,870,193) (4,103,978) (4,924,918) (3,169,908)
(8,393,912) (5,058,345) (6,689,384) (3,305,122)
(103,429) — (17,729) —
(103,556) — (18,730) —
(145,071) — (24,071) —
(214,784) — (32,766) —
(23,465,261) (16,101,313) (19,878,208) (11,945,451)
15,936,132 14,610,725 17,781,169 10,556,641
(2,937,648) 17,288,685 1,754,412 14,076,544
176,477,999 159,189,314 144,868,937 130,792,393
$ 173,540,351 $ 176,477,999 $ 146,623,349 $ 144,868,937
$ 4,283,627 $ 6,031,711 $ 5,192,193 $ 6,342,633
— 1,418,435 — 124,728
4,302,804 3,070,563 3,748,734 2,337,756
(5,749,154) (8,917,621) (5,838,821) (7,480,163)
2,837,277 1,603,088 3,102,106 1,324,954
— 76,463 — 20,063
— 151,012 — 8,822
— (1,418,435) — (124,728)
— (323,239) — (143)
— (1,514,199) — (95,986)
3,641,787 3,693,324 4,626,593 4,011,373
4,538,497 3,717,415 4,458,335 3,123,843
(8,244,207) (10,499,830) (7,362,345) (10,396,278)
(63,923) (3,089,091) 1,722,583 (3,261,062)
8,099,301 9,748,725 7,405,138 8,223,608
6,015,264 4,103,978 4,948,989 3,169,908
(11,893,713) (8,992,022) (9,019,591) (8,851,640)
2,220,852 4,860,681 3,334,536 2,541,876
13,938,341 16,179,387 14,543,865 15,443,706
8,608,696 5,058,345 6,722,150 3,305,122
(11,605,111) (8,487,486) (11,644,071) (8,701,969)
10,941,926 12,750,246 9,621,944 10,046,859
$ 15,936,132 $ 14,610,725 $ 17,781,169 $ 10,556,641

The accompanying notes are an integral part of these financial statements.
76 - Statements of Changes in Net Assets - October 31, 2020 - Target Destination Funds
Nationwide Destination 2040 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 611,974 747,619
Issued in class conversion (Note 1) — 93,613
Reinvested 530,194 405,663
Redeemed (625,259) (900,364)
Total Class A Shares 516,909 346,531
Class C Shares
Issued — 28,261
Reinvested — 6,709
Redeemed in class conversion (Note 1) — (94,341)
Redeemed — (728)
Total Class C Shares — (60,099)
Class R Shares
Issued 336,907 510,549
Reinvested 631,131 562,541
Redeemed (1,318,424) (1,503,688)
Total Class R Shares (350,386) (430,598)
Class R6 Shares
Issued 1,072,731 910,412
Reinvested 691,294 580,386
Redeemed (1,542,728) (1,448,834)
Total Class R6 Shares 221,297 41,964
Institutional Service Class Shares
Issued 2,095,651 2,266,183
Reinvested 1,341,777 895,888
Redeemed (2,101,004) (1,343,812)
Total Institutional Service Class Shares 1,336,424 1,818,259
Total change in shares 1,724,244 1,716,057
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - October 31, 2020 - Statements of Changes in Net Assets - 77
Nationwide Destination 2045 Fund Nationwide Destination 2050 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Year Ended
October 31, 2020
Year Ended
October 31, 2019
470,861 637,374 670,467 755,004
— 149,844 — 15,056
454,100 358,679 452,460 311,751
(621,867) (930,440) (719,499) (889,979)
303,094 215,457 403,428 191,832
— 8,189 — 2,464
— 17,996 — 1,208
— (152,198) — (15,407)
— (36,396) — (17)
— (162,409) — (11,752)
408,311 387,139 582,258 484,768
483,487 439,148 546,102 423,611
(908,860) (1,104,470) (946,836) (1,246,697)
(17,062) (278,183) 181,524 (338,318)
868,002 1,007,525 914,094 972,228
630,187 473,813 595,941 419,764
(1,270,066) (924,533) (1,084,365) (1,042,271)
228,123 556,805 425,670 349,721
1,543,429 1,686,412 1,833,633 1,830,497
910,685 589,393 812,426 438,885
(1,261,164) (870,687) (1,426,569) (1,011,340)
1,192,950 1,405,118 1,219,490 1,258,042
1,707,105 1,736,788 2,230,112 1,449,525

The accompanying notes are an integral part of these financial statements.
78 - Statements of Changes in Net Assets - October 31, 2020 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 5,270,904 $ 1,288,957
Net realized gains (losses) (509,307) 3,656,925
Net change in unrealized appreciation/depreciation (2,935,191) 3,714,326
Change in net assets resulting from operations 1,826,406 8,660,208
Distributions to Shareholders From:
Distributable earnings:
Class A (2,250,731) (1,474,397)
Class C — (3,135)
Class R (2,095,450) (1,423,739)
Class R6 (3,052,768) (1,656,648)
Institutional Service Class (3,373,454) (1,566,223)
Return of capital:
Class A (42,540) —
Class R (35,215) —
Class R6 (60,880) —
Institutional Service Class (68,181) —
Change in net assets from shareholder distributions (10,979,219) (6,124,142)
Change in net assets from capital transactions 12,822,185 6,369,810
Change in net assets 3,669,372 8,905,876
Net Assets:
Beginning of year 80,193,497 71,287,621
End of year $ 83,862,869 $ 80,193,497
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,208,188 $ 3,788,903
Proceeds from shares issued from class conversion (Note 1) — 38,729
Dividends reinvested 2,293,271 1,474,397
Cost of shares redeemed (3,145,862) (5,997,352)
Total Class A Shares 2,355,597 (695,323)
Class C Shares
Proceeds from shares issued — 6,816
Dividends reinvested — 3,135
Cost of shares redeemed in class conversion (Note 1) — (38,729)
Cost of shares redeemed — (9,521)
Total Class C Shares — (38,299)
Class R Shares
Proceeds from shares issued 2,839,704 3,380,274
Dividends reinvested 2,130,665 1,423,739
Cost of shares redeemed (4,401,056) (6,002,471)
Total Class R Shares 569,313 (1,198,458)
Class R6 Shares
Proceeds from shares issued 5,790,558 6,923,139
Dividends reinvested 3,113,648 1,656,648
Cost of shares redeemed (5,527,706) (5,843,601)
Total Class R6 Shares 3,376,500 2,736,186
Institutional Service Class Shares
Proceeds from shares issued 8,092,736 9,147,246
Dividends reinvested 3,441,635 1,566,223
Cost of shares redeemed (5,013,596) (5,147,765)
Total Institutional Service Class Shares 6,520,775 5,565,704
Change in net assets from capital transactions $ 12,822,185 $ 6,369,810

Target Destination Funds - October 31, 2020 - Statements of Changes in Net Assets - 79
Nationwide Destination 2060 Fund
Nationwide Destination
2065 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Period Ended
October 31, 2020(a)
$ 1,814,627 $ 343,209 $ 37,050
(176,159) 493,602 (2,325)
(709,540) 1,539,360 22,516
928,928 2,376,171 57,241
(834,105) (393,434) (1,128)
— (6,875) —
(268,028) (111,956) (733)
(715,828) (314,333) (35,030)
(1,094,663) (451,024) (169)
(17,627) — (344)
(5,850) — (223)
(16,887) — (10,665)
(27,012) — (51)
(2,980,000) (1,277,622) (48,343)
10,133,678 6,257,877 1,185,444
8,082,606 7,356,426 1,194,342
24,150,321 16,793,895 —
$ 32,232,927 $ 24,150,321 $ 1,194,342
$ 2,661,220 $ 2,808,752 $ 84,149
— 110,345 —
851,732 393,195 1,472
(1,503,767) (1,566,165) (1,126)
2,009,185 1,746,127 84,495
— 92,432 —
— 6,875 —
— (110,345) —
— (105,716) —
— (116,754) —
1,200,212 1,064,026 31,549
273,878 111,956 956
(510,012) (576,661) (66)
964,078 599,321 32,439
3,191,668 2,647,475 1,017,507
732,715 314,333 45,695
(1,886,372) (1,328,745) (375)
2,038,011 1,633,063 1,062,827
6,400,895 5,156,996 5,463
1,121,675 451,024 220
(2,400,166) (3,211,900) —
5,122,404 2,396,120 5,683
$ 10,133,678 $ 6,257,877 $ 1,185,444

The accompanying notes are an integral part of these financial statements.
80 - Statements of Changes in Net Assets - October 31, 2020 - Target Destination Funds
Nationwide Destination 2055 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 267,386 295,844
Issued in class conversion (Note 1) — 3,048
Reinvested 180,142 128,269
Redeemed (247,550) (464,035)
Total Class A Shares 199,978 (36,874)
Class C Shares
Issued — 529
Reinvested — 275
Redeemed in class conversion (Note 1) — (3,059)
Redeemed — (736)
Total Class C Shares — (2,991)
Class R Shares
Issued 234,306 263,664
Reinvested 167,519 124,472
Redeemed (369,933) (464,479)
Total Class R Shares 31,892 (76,343)
Class R6 Shares
Issued 473,245 538,505
Reinvested 243,297 142,469
Redeemed (447,919) (447,864)
Total Class R6 Shares 268,623 233,110
Institutional Service Class Shares
Issued 662,694 705,730
Reinvested 269,205 134,865
Redeemed (411,994) (388,888)
Total Institutional Service Class Shares 519,905 451,707
Total change in shares 1,020,398 568,609
Amounts designated as "—" are zero or have been rounded to zero.
(a) For the period from March 2, 2020 (commencement of operations) through October 31, 2020.

Target Destination Funds - October 31, 2020 - Statements of Changes in Net Assets - 81
Nationwide Destination 2060 Fund
Nationwide Destination
2065 Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
Period Ended
October 31, 2020(a)
260,819 266,773 7,961
— 10,582 —
79,675 41,448 144
(142,398) (148,426) (108)
198,096 170,377 7,997
— 9,230 —

— (10,608) —
— (9,927) —
— (10,568) —
118,628 100,759 3,159
25,688 11,838 93
(47,687) (53,264) (6)
96,629 59,333 3,246
310,854 249,601 101,737
68,540 32,849 4,467
(175,383) (124,739) (36)
204,011 157,711 106,168
629,619 486,703 545
105,151 47,296 21
(240,681) (303,049) —
494,089 230,950 566
992,825 607,803 117,977

82 - Statements of Changes in Net Assets - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
OPERATIONS:
Net investment income $ 5,572,405 $ 1,434,907
Net realized gains 473,150 2,020,346
Net change in unrealized appreciation/depreciation 1,813,991 2,443,851
Change in net assets resulting from operations 7,859,546 5,899,104
Distributions to Shareholders From:
Distributable earnings:
Class A (984,825) (374,855)
Class C — (60,806)
Class R (1,988,104) (1,339,133)
Class R6 (2,193,762) (1,151,919)
Institutional Service Class (3,601,485) (1,759,565)
Change in net assets from shareholder distributions (8,768,176) (4,686,278)
Change in net assets from capital transactions 182,614,483 (7,500,079)
Change in net assets 181,705,853 (6,287,253)
Net Assets:
Beginning of year 64,024,993 70,312,246
End of year $ 245,730,846 $ 64,024,993
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued $ 3,025,116 $ 1,625,131
Proceeds from shares issued from merger (Note 11) 26,666,144 —
Proceeds from shares issued from class conversion (Note 1) — 648,943
Dividends reinvested 983,525 374,855
Cost of shares redeemed (3,724,743) (2,453,477)
Total Class A Shares 26,950,042 195,452
Class C Shares
Proceeds from shares issued — 41,400
Dividends reinvested — 60,759
Cost of shares redeemed in class conversion (Note 1) — (648,943)
Cost of shares redeemed — (492,172)
Total Class C Shares — (1,038,956)
Class R Shares
Proceeds from shares issued 2,418,676 1,123,454
Proceeds from shares issued from merger (Note 11) 46,446,830 —
Dividends reinvested 1,988,104 1,339,133
Cost of shares redeemed (16,193,429) (5,791,314)
Total Class R Shares 34,660,181 (3,328,727)
Class R6 Shares
Proceeds from shares issued 9,247,278 3,500,505
Proceeds from shares issued from merger (Note 11) 47,879,904 —
Dividends reinvested 2,193,762 1,151,919
Cost of shares redeemed (14,244,706) (7,541,427)
Total Class R6 Shares 45,076,238 (2,889,003)
Institutional Service Class Shares
Proceeds from shares issued 9,683,674 6,153,182
Proceeds from shares issued from merger (Note 11) 79,841,775 —
Dividends reinvested 3,601,485 1,759,565
Cost of shares redeemed (17,198,912) (8,351,592)
Total Institutional Service Class Shares 75,928,022 (438,845)
Change in net assets from capital transactions $ 182,614,483 $ (7,500,079)

Target Destination Funds - October 31, 2020 - Statements of Changes in Net Assets - 83
The accompanying notes are an integral part of these financial statements.
Nationwide Destination Retirement Fund
Year Ended
October 31, 2020
Year Ended
October 31, 2019
SHARE TRANSACTIONS:
Class A Shares
Issued 371,150 198,049
Issued in merger (Note 11) 3,263,155 —
Issued in class conversion (Note 1) — 78,425
Reinvested 119,815 48,852
Redeemed (458,131) (300,469)
Total Class A Shares 3,295,989 24,857
Class C Shares
Issued — 5,121
Reinvested — 8,057
Redeemed in class conversion (Note 1) — (79,031)
Redeemed — (62,751)
Total Class C Shares — (128,604)
Class R Shares
Issued 295,413 139,887
Issued in merger (Note 11) 5,714,789 —
Reinvested 243,394 175,903
Redeemed (1,980,363) (719,623)
Total Class R Shares 4,273,233 (403,833)
Class R6 Shares
Issued 1,103,566 427,727
Issued in merger (Note 11) 5,850,710 —
Reinvested 266,808 149,627
Redeemed (1,735,345) (925,302)
Total Class R6 Shares 5,485,739 (347,948)
Institutional Service Class Shares
Issued 1,176,000 762,314
Issued in merger (Note 11) 9,791,909 —
Reinvested 438,545 228,710
Redeemed (2,094,262) (1,022,415)
Total Institutional Service Class Shares 9,312,192 (31,391)
Total change in shares 22,367,153 (886,919)
Amounts designated as "—" are zero or have been rounded to zero.

84 - Statement of Cash Flows - For the Year Ended October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial instruments.
Nationwide
Destination
Retirement Fund
INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations $ 7,859,546
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by
(used in) operating activities:
Purchase of investment securities of affiliated issuers (24,141,599)
Proceeds from disposition of investment securities of affiliated issuers 53,656,038
Purchase of investment securities of unaffiliated issuers (11,187,226)
Proceeds from disposition of investment securities of unaffiliated issuers 10 , 378 , 299
Reinvestment of dividend income from affiliated issuers ( 7 , 020 , 287 )
Reinvestment of interest income from affiliated issuers (341,733)
Change in unrealized appreciation/depreciation in the value of investment securities of affiliated issuers (2,083,233)
Change in unrealized appreciation/depreciation in the value of investment securities of unaffiliated issuers 269,243
Reinvestment of net realized gains distributions from affiliated issuers (248,847)
Net realized (gain) loss from investment transactions with affiliated issuers 549,260
Net realized (gain) loss from transactions in investment securities (773,564)
(Increase) decrease in receivable for investments sold (485,117)
(Increase) decrease in securities lending income receivable 13
(Increase) decrease in interest and dividends receivable 109,609
(Increase) decrease in prepaid expenses 26 2
Increase (decrease) in investment advisory fees payable 5,280
Increase (decrease) in fund administration fees payable (3 3 , 541 )
Increase (decrease) in distribution fees payable 3, 848
Increase (decrease) in administrative servicing fees payable 41,568
Increase (decrease) in trustee fees payable (3)
Increase (decrease) in professional fees payable (626)
Net cash provided by (used by) operating activities 26 , 557 , 190
Cash flows provided by (used in) financing activities
Proceeds from shares issued 24,296,752
Cost of shares redeemed (50,803,369)
Increase (decrease) in cash overdraft (49,273)
Cash distributions paid to shareholders (1,300)
Net cash provided by (used by) financing activities ( 26 , 557 , 190 )
Net increase (decrease) in cash –
Cash:
Beginning of period –
End of period $ –
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions. $8,766,876
Non-cash financing activities not included herein consist of securities and other assets and liabilities from merger. $200,834,459
Non-cash operating activities included herein include reinvestments of dividend income from affiliated issuers, interest income from affiliated issuers and realized gains distributions from affiliated issuers, as applicable. $7,610,867
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - October 31, 2020 - Financial Highlights - 85
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2025
Fund
Class A Shares
Year Ended October 31, 2020 $ 9.52 0.40 — 0.40 (0.47) (0.40) (0.03) (0.90) $ 9.02 4.23% $ 34,947,135 0.62% 4.45%
Year Ended October 31, 2019 $ 9.46 0.17 0.68 0.85 (0.18) (0.61) — (0.79) $ 9.52 10.20% $ 35,709,459 0.63% 1.88%
Year Ended October 31, 2018 $ 10.34 0.17 (0.21) (0.04) (0.19) (0.65) — (0.84) $ 9.46 (0.68)% $ 34,050,098 0.63% 1.71%
Year Ended October 31, 2017 $ 9.67 0.19 1.19 1.38 (0.19) (0.52) — (0.71) $ 10.34 15.12% $ 39,049,858 0.61% 1.89%
Year Ended October 31, 2016 $ 9.94 0.11 0.10 0.21 (0.12) (0.36) — (0.48) $ 9.67 2.44% $ 31,546,828 0.61% 1.11%
Class R Shares
Year Ended October 31, 2020 $ 9.49 0.38 (0.01) 0.37 (0.44) (0.40) (0.03) (0.87) $ 8.99 3.94% $ 50,821,553 0.89% 4.16%
Year Ended October 31, 2019 $ 9.43 0.15 0.68 0.83 (0.16) (0.61) — (0.77) $ 9.49 9.94% $ 61,565,642 0.88% 1.63%
Year Ended October 31, 2018 $ 10.31 0.15 (0.22) (0.07) (0.16) (0.65) — (0.81) $ 9.43 (0.93)% $ 63,568,491 0.89% 1.49%
Year Ended October 31, 2017 $ 9.64 0.16 1.20 1.36 (0.17) (0.52) — (0.69) $ 10.31 14.84% $ 78,423,274 0.88% 1.66%
Year Ended October 31, 2016 $ 9.91 0.08 0.10 0.18 (0.09) (0.36) — (0.45) $ 9.64 2.13% $ 81,876,794 0.88% 0.89%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 9.60 0.46 (0.02) 0.44 (0.51) (0.40) (0.03) (0.94) $ 9.10 4.72% $ 61,606,034 0.13% 5.03%
Year Ended October 31, 2019 $ 9.53 0.22 0.69 0.91 (0.23) (0.61) — (0.84) $ 9.60 10.79% $ 69,059,144 0.13% 2.38%
Year Ended October 31, 2018 $ 10.41 0.23 (0.22) 0.01 (0.24) (0.65) — (0.89) $ 9.53 (0.17)% $ 71,500,254 0.14% 2.28%
Year Ended October 31, 2017 $ 9.73 0.25 1.19 1.44 (0.24) (0.52) — (0.76) $ 10.41 15.67% $ 85,913,862 0.13% 2.48%
Year Ended October 31, 2016 $ 10.00 0.15 0.11 0.26 (0.17) (0.36) — (0.53) $ 9.73 2.89% $ 83,247,797 0.13% 1.61%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 9.54 0.43 (0.02) 0.41 (0.48) (0.40) (0.03) (0.91) $ 9.04 4.48% $ 133,496,326 0.39% 4.79%
Year Ended October 31, 2019 $ 9.47 0.19 0.69 0.88 (0.20) (0.61) — (0.81) $ 9.54 10.57% $ 132,985,543 0.38% 2.11%
Year Ended October 31, 2018 $ 10.36 0.20 (0.23) (0.03) (0.21) (0.65) — (0.86) $ 9.47 (0.52)% $ 115,138,953 0.39% 1.97%
Year Ended October 31, 2017 $ 9.68 0.21 1.21 1.42 (0.22) (0.52) — (0.74) $ 10.36 15.46% $ 112,765,384 0.38% 2.13%
Year Ended October 31, 2016 $ 9.95 0.13 0.10 0.23 (0.14) (0.36) — (0.50) $ 9.68 2.64% $ 101,891,319 0.38% 1.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

86 - Financial Highlights - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2030
Fund
Class A Shares
Year Ended October 31, 2020 $ 9.12 0.43 (0.10) 0.33 (0.51) (0.45) (0.03) (0.99) $ 8.46 3.47% $ 42,901,882 0.62% 5.09%
Year Ended October 31, 2019 $ 9.17   0.16   0.69   0.85   (0.17)   (0.73) —   (0.90)   $ 9.12 10.82%   $ 46,686,724   0.62%   1.83%
Year Ended October 31, 2018 $ 10.06 0.16 (0.21) (0.05) (0.18) (0.66) — (0.84) $ 9.17 (0.74)% $ 39,937,863 0.63% 1.65%
Year Ended October 31, 2017 $ 9.31 0.18 1.32 1.50 (0.18) (0.57) — (0.75) $ 10.06 17.02% $ 41,549,136 0.62% 1.84%
Year Ended October 31, 2016 $ 9.61 0.10 0.09 0.19 (0.11) (0.38) — (0.49) $ 9.31 2.33% $ 30,305,410 0.62% 1.04%
Class R Shares
Year Ended October 31, 2020 $ 9.06 0.41 (0.10) 0.31 (0.49) (0.45) (0.03) (0.97) $ 8.40 3.27% $ 54,535,374 0.89% 4.80%
Year Ended October 31, 2019 $ 9.11 0.14 0.69 0.83 (0.15) (0.73) — (0.88) $ 9.06 10.57% $ 65,304,376 0.88% 1.59%
Year Ended October 31, 2018 $ 10.01 0.14 (0.22) (0.08) (0.16) (0.66) — (0.82) $ 9.11 (1.12)% $ 68,302,895 0.89% 1.45%
Year Ended October 31, 2017 $ 9.26 0.16 1.32 1.48 (0.16) (0.57) — (0.73) $ 10.01 16.81% $ 83,044,007 0.88% 1.63%
Year Ended October 31, 2016 $ 9.56 0.08 0.09 0.17 (0.09) (0.38) — (0.47) $ 9.26 2.05% $ 83,871,705 0.89% 0.85%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 9.19 0.48 (0.10) 0.38 (0.55) (0.45) (0.03) (1.03) $ 8.54 4.08% $ 67,721,599 0.13% 5.57%
Year Ended October 31, 2019 $ 9.23 0.21 0.70 0.91 (0.22) (0.73) — (0.95) $ 9.19 11.38% $ 71,007,415 0.13% 2.33%
Year Ended October 31, 2018 $ 10.13 0.22 (0.23) (0.01) (0.23) (0.66) — (0.89) $ 9.23 (0.36)% $ 66,023,037 0.14% 2.25%
Year Ended October 31, 2017 $ 9.37 0.23 1.33 1.56 (0.23) (0.57) — (0.80) $ 10.13 17.58% $ 85,367,548 0.13% 2.42%
Year Ended October 31, 2016 $ 9.67 0.14 0.10 0.24 (0.16) (0.38) — (0.54) $ 9.37 2.81% $ 78,906,228 0.13% 1.56%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 9 .13 0.46 (0.10) 0.36 (0.53) (0.45) (0.03) (1.01) $ 8.48 3.84% $ 136,957,076 0.39% 5.39%
Year Ended October 31, 2019 $ 9.18 0.18 0.69 0.87 (0.19) (0.73) — (0.92) $ 9.13 11.06% $ 136,657,766 0.38% 2.05%
Year Ended October 31, 2018 $ 10.08 0.19 (0.22) (0.03) (0.21) (0.66) — (0.87) $ 9.18 (0.61)% $ 115,632,239 0.39% 1.92%
Year Ended October 31, 2017 $ 9.32 0.20 1.34 1.54 (0.21) (0.57) — (0.78) $ 10.08 17.39% $ 112,123,935 0.38% 2.08%
Year Ended October 31, 2016 $ 9.62 0.12 0.09 0.21 (0.13) (0.38) — (0.51) $ 9.32 2.56% $ 94,312,317 0.38% 1.31%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2020 - Financial Highlights - 87
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2035
Fund
Class A Shares
Year Ended October 31, 2020 $ 9.84 0.51 (0.22) 0.29 (0.62) (0.56) (0.02) (1.20) $ 8.93 2.74% $ 40,556,210 0.64% 5.68%
Year Ended October 31, 2019 $ 9.83 0.17 0.77 0.94 (0.18) (0.75) — (0.93) $ 9.84 11.11% $ 40,363,320 0.63% 1.76%
Year Ended October 31, 2018 $ 10.78 0.17 (0.23) (0.06) (0.19) (0.70) — (0.89) $ 9.83 (0.83)% $ 39,491,844 0.63% 1.60%
Year Ended October 31, 2017 $ 9.84 0.18 1.52 1.70 (0.19) (0.57) — (0.76) $ 10.78 18.26% $ 39,291,194 0.61% 1.76%
Year Ended October 31, 2016 $ 10.19 0.09 0.12 0.21 (0.12) (0.44) — (0.56) $ 9.84 2.29% $ 26,536,014 0.61% 0.96%
Class R Shares
Year Ended October 31, 2020 $ 9.77 0.49 (0.22) 0.27 (0.60) (0.56) (0.02) (1.18) $ 8.86 2.56% $ 44,851,769 0.89% 5.43%
Year Ended October 31, 2019 $ 9.77 0.14 0.77 0.91 (0.16) (0.75) — (0.91) $ 9.77 10.77% $ 57,945,595 0.88% 1.52%
Year Ended October 31, 2018 $ 10.72 0.14 (0.23) (0.09) (0.16) (0.70) — (0.86) $ 9.77 (1.10)% $ 62,131,585 0.89% 1.38%
Year Ended October 31, 2017 $ 9.79 0.16 1.51 1.67 (0.17) (0.57) — (0.74) $ 10.72 17.98% $ 72,435,575 0.88% 1.59%
Year Ended October 31, 2016 $ 10.14 0.07 0.11 0.18 (0.09) (0.44) — (0.53) $ 9.79 2.02% $ 68,573,083 0.88% 0.76%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 9.92 0.56 (0.22) 0.34 (0.66) (0.56) (0.02) (1.24) $ 9.02 3.23% $ 54,648,223 0.13% 6.16%
Year Ended October 31, 2019 $ 9.90 0.21 0.79 1.00 (0.23) (0.75) — (0.98) $ 9.92 11.69% $ 57,567,996 0.13% 2.22%
Year Ended October 31, 2018 $ 10.86 0.23 (0.25) (0.02) (0.24) (0.70) — (0.94) $ 9.90 (0.43)% $ 49,512,009 0.14% 2.18%
Year Ended October 31, 2017 $ 9.90 0.25 1.52 1.77 (0.24) (0.57) — (0.81) $ 10.86 18.90% $ 59,393,228 0.13% 2.40%
Year Ended October 31, 2016 $ 10.25 0.14 0.11 0.25 (0.16) (0.44) — (0.60) $ 9.90 2.76% $ 55,139,685 0.13% 1.49%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 9.85 0.54 (0.22) 0.32 (0.64) (0.56) (0.02) (1.22) $ 8.95 3.04% $ 109,525,958 0.39% 5.99%
Year Ended October 31, 2019 $ 9.84 0.18 0.78 0.96 (0.20) (0.75) — (0.95) $ 9.85 11.37% $ 110,606,910 0.38% 1.95%
Year Ended October 31, 2018 $ 10.80 0.19 (0.23) (0.04) (0.22) (0.70) — (0.92) $ 9.84 (0.68)% $ 95,516,493 0.39% 1.86%
Year Ended October 31, 2017 $ 9.85 0.21 1.52 1.73 (0.21) (0.57) — (0.78) $ 10.80 18.60% $ 92,141,834 0.38% 2.02%
Year Ended October 31, 2016 $ 10.20 0.12 0.11 0.23 (0.14) (0.44) — (0.58) $ 9.85 2.52% $ 78,210,242 0.38% 1.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

88 - Financial Highlights - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
\\NAEAST.AD.JPMORGANCHASE.COM\AMERIB$\CIB\NABOSFINREPSHARE01\BOSTON_FINANCIAL_REPORTING
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2040
Fund
Class A Shares
Year Ended October 31, 2020 $ 9.61 0.53 (0.27) 0.26 (0.64) (0.58) (0.03) (1.25) $ 8.62 2.52% $ 37,082,844 0.64% 6.05%
Year Ended October 31, 2019 $ 9.64 0.15 0.77 0.92 (0.17) (0.78) — (0.95) $ 9.61 11.29% $ 36,369,499 0.63% 1.64%
Year Ended October 31, 2018 $ 10.48 0.16 (0.20) (0.04) (0.18) (0.62) — (0.80) $ 9.64 (0.58)% $ 33,133,554 0.63% 1.54%
Year Ended October 31, 2017 $ 9.58 0.16 1.60 1.76 (0.18) (0.68) — (0.86) $ 10.48 19.45% $ 29,312,155 0.61% 1.63%
Year Ended October 31, 2016 $ 9.93 0.10 0.08 0.18 (0.12) (0.41) — (0.53) $ 9.58 2.16% $ 20,767,703 0.61% 1.04%
Class R Shares
Year Ended October 31, 2020 $ 9.55 0.50 (0.26) 0.24 (0.63) (0.58) (0.03) (1.24) $ 8.55 2.29% $ 38,170,456 0.89% 5.78%
Year Ended October 31, 2019 $ 9.59 0.13 0.75 0.88 (0.14) (0.78) — (0.92) $ 9.55 10.94% $ 45,987,812 0.88% 1.42%
Year Ended October 31, 2018 $ 10.42 0.14 (0.19) (0.05) (0.16) (0.62) — (0.78) $ 9.59 (0.75)% $ 50,265,990 0.89% 1.33%
Year Ended October 31, 2017 $ 9.54 0.14 1.57 1.71 (0.15) (0.68) — (0.83) $ 10.42 19.06% $ 57,952,183 0.88% 1.45%
Year Ended October 31, 2016 $ 9.88 0.08 0.08 0.16 (0.09) (0.41) — (0.50) $ 9.54 1.97% $ 57,839,326 0.89% 0.85%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 9.71 0.58 (0.27) 0.31 (0.68) (0.58) (0.03) (1.29) $ 8.73 3.04% $ 45,122,006 0.13% 6.53%
Year Ended October 31, 2019 $ 9.72 0.20 0.78 0.98 (0.21) (0.78) — (0.99) $ 9.71 11.98% $ 48,038,039 0.13% 2.12%
Year Ended October 31, 2018 $ 10.56 0.22 (0.20) 0.02 (0.24) (0.62) — (0.86) $ 9.72 (0.10)% $ 47,721,031 0.14% 2.14%
Year Ended October 31, 2017 $ 9.65 0.22 1.59 1.81 (0.22) (0.68) — (0.90) $ 10.56 19.96% $ 59,859,718 0.13% 2.19%
Year Ended October 31, 2016 $ 9.99 0.15 0.08 0.23 (0.16) (0.41) — (0.57) $ 9.65 2.72% $ 50,508,918 0.13% 1.55%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 9.67 0.57 (0.28) 0.29 (0.66) (0.58) (0.03) (1.27) $ 8.69 2.79% $ 92,564,844 0.39% 6.44%
Year Ended October 31, 2019 $ 9.69 0.17 0.78 0.95 (0.19) (0.78) — (0.97) $ 9.67 11.63% $ 90,087,450 0.38% 1.84%
Year Ended October 31, 2018 $ 10.53 0.19 (0.20) (0.01) (0.21) (0.62) — (0.83) $ 9.69 (0.34)% $ 72,676,691 0.39% 1.82%
Year Ended October 31, 2017 $ 9.62 0.19 1.60 1.79 (0.20) (0.68) — (0.88) $ 10.53 19.73% $ 69,863,363 0.38% 1.88%
Year Ended October 31, 2016 $ 9.97 0.12 0.08 0.20 (0.14) (0.41) — (0.55) $ 9.62 2.37% $ 55,064,076 0.38% 1.28%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2020 - Financial Highlights - 89
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2045
Fund
Class A Shares
Year Ended October 31, 2020 $ 10.06 0.58 (0.32) 0.26 (0.71) (0.57) (0.03) (1.31) $ 9.01 2.32% $ 32,436,903 0.64% 6.34%
Year Ended October 31, 2019 $ 10.07 0.16 0.82 0.98 (0.17) (0.82) — (0.99) $ 10.06 11.63% $ 33,168,135 0.63% 1.62%
Year Ended October 31, 2018 $ 10.90 0.16 (0.20) (0.04) (0.19) (0.60) — (0.79) $ 10.07 (0.57)% $ 31,046,163 0.63% 1.51%
Year Ended October 31, 2017 $ 9.80 0.15 1.76 1.91 (0.17) (0.64) — (0.81) $ 10.90 20.54% $ 29,257,058 0.61% 1.49%
Year Ended October 31, 2016 $ 10.09 0.10 0.09 0.19 (0.13) (0.35) — (0.48) $ 9.80 2.11% $ 18,902,112 0.61% 1.09%
Class R Shares
Year Ended October 31, 2020 $ 9.96 0.55 (0.31) 0.24 (0.70) (0.57) (0.03) (1.30) $ 8.90 2.09% $ 32,295,903 0.89% 6.08%
Year Ended October 31, 2019 $ 9.99 0.13 0.81 0.94 (0.15) (0.82) — (0.97) $ 9.96 11.22% $ 36,320,570 0.88% 1.40%
Year Ended October 31, 2018 $ 10.82 0.14 (0.21) (0.07) (0.16) (0.60) — (0.76) $ 9.99 (0.83)% $ 39,183,778 0.89% 1.32%
Year Ended October 31, 2017 $ 9.73 0.13 1.75 1.88 (0.15) (0.64) — (0.79) $ 10.82 20.33% $ 47,506,612 0.88% 1.31%
Year Ended October 31, 2016 $ 10.02 0.08 0.08 0.16 (0.10) (0.35) — (0.45) $ 9.73 1.82% $ 42,999,999 0.88% 0.89%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 10.13 0.64 (0.33) 0.31 (0.74) (0.57) (0.03) (1.34) $ 9.10 2.86% $ 42,417,918 0.13% 6.89%
Year Ended October 31, 2019 $ 10.14 0.20 0.83 1.03 (0.22) (0.82) — (1.04) $ 10.13 12.10% $ 44,918,425 0.13% 2.09%
Year Ended October 31, 2018 $ 10.97 0.23 (0.22) 0.01 (0.24) (0.60) — (0.84) $ 10.14 (0.07)% $ 39,305,513 0.14% 2.12%
Year Ended October 31, 2017 $ 9.84 0.21 1.77 1.98 (0.21) (0.64) — (0.85) $ 10.97 21.29% $ 48,309,859 0.13% 2.09%
Year Ended October 31, 2016 $ 10.13 0.16 0.07 0.23 (0.17) (0.35) — (0.52) $ 9.84 2.56% $ 39,218,168 0.13% 1.62%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 10.04 0.61 (0.33) 0.28 (0.72) (0.57) (0.03) (1.32) $ 9.00 2.56% $ 66,389,627 0.38% 6.65%
Year Ended October 31, 2019 $ 10.06 0.17 0.83 1.00 (0.20) (0.82) — (1.02) $ 10.04 11.82% $ 62,070,869 0.38% 1.81%
Year Ended October 31, 2018 $ 10.89 0.19 (0.20) (0.01) (0.22) (0.60) — (0.82) $ 10.06 (0.32)% $ 48,039,172 0.39% 1.76%
Year Ended October 31, 2017 $ 9.78 0.18 1.76 1.94 (0.19) (0.64) — (0.83) $ 10.89 20.91% $ 42,782,888 0.38% 1.73%
Year Ended October 31, 2016 $ 10.07 0.13 0.08 0.21 (0.15) (0.35) — (0.50) $ 9.78 2.33% $ 31,450,692 0.38% 1.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

90 - Financial Highlights - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2050
Fund
Class A Shares
Year Ended October 31, 2020 $ 8.82 0.51 (0.29) 0.22 (0.64) (0.53) (0.01) (1.18) $ 7.86 2.06% $ 28,152,445 0.64% 6.40%
Year Ended October 31, 2019 $ 8.73 0.14 0.73 0.87 (0.15) (0.63) — (0.78) $ 8.82 11.58% $ 28,021,274 0.63% 1.61%
Year Ended October 31, 2018 $ 9.29 0.13 (0.16) (0.03) (0.16) (0.37) — (0.53) $ 8.73 (0.46)% $ 26,072,573 0.63% 1.46%
Year Ended October 31, 2017 $ 8.33 0.13 1.51 1.64 (0.14) (0.54) — (0.68) $ 9.29 20.84% $ 23,490,599 0.61% 1.44%
Year Ended October 31, 2016 $ 8.62 0.09 0.07 0.16 (0.11) (0.34) — (0.45) $ 8.33 2.17% $ 14,663,954 0.61% 1.10%
Class R Shares
Year Ended October 31, 2020 $ 8.69 0.48 (0.29) 0.19 (0.62) (0.53) — (1.15) $ 7.73 1.83% $ 31,628,512 0.89% 6.10%
Year Ended October 31, 2019 $ 8.61 0.11 0.73 0.84 (0.13) (0.63) — (0.76) $ 8.69 11.34% $ 33,974,900 0.88% 1.36%
Year Ended October 31, 2018 $ 9.18 0.12 (0.18) (0.06) (0.14) (0.37) — (0.51) $ 8.61 (0.82)% $ 36,604,249 0.89% 1.27%
Year Ended October 31, 2017 $ 8.23 0.11 1.50 1.61 (0.12) (0.54) — (0.66) $ 9.18 20.71% $ 40,326,541 0.88% 1.29%
Year Ended October 31, 2016 $ 8.52 0.07 0.07 0.14 (0.09) (0.34) — (0.43) $ 8.23 1.89% $ 36,901,555 0.88% 0.88%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 8.84 0.55 (0.28) 0.27 (0.68) (0.53) (0.01) (1.22) $ 7.89 2.66% $ 35,350,211 0.13% 6.88%
Year Ended October 31, 2019 $ 8.76 0.17 0.73 0.90 (0.19) (0.63) — (0.82) $ 8.84 11.97% $ 35,859,625 0.13% 2.07%
Year Ended October 31, 2018 $ 9.32 0.19 (0.17) 0.02 (0.21) (0.37) — (0.58) $ 8.76 0.04% $ 32,438,748 0.14% 2.07%
Year Ended October 31, 2017 $ 8.34 0.17 1.53 1.70 (0.18) (0.54) — (0.72) $ 9.32 21.57% $ 37,250,979 0.13% 1.99%
Year Ended October 31, 2016 $ 8.63 0.13 0.07 0.20 (0.15) (0.34) — (0.49) $ 8.34 2.64% $ 26,084,928 0.13% 1.59%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 8.81 0.54 (0.29) 0.25 (0.66) (0.53) (0.01) (1.20) $ 7.86 2.43% $ 51,492,181 0.38% 6.76%
Year Ended October 31, 2019 $ 8.72 0.15 0.74 0.89 (0.17) (0.63) — (0.80) $ 8.81 11.86% $ 47,013,138 0.38% 1.76%
Year Ended October 31, 2018 $ 9.29 0.16 (0.18) (0.02) (0.18) (0.37) — (0.55) $ 8.72 (0.33)% $ 35,576,245 0.39% 1.74%
Year Ended October 31, 2017 $ 8.31 0.15 1.53 1.68 (0.16) (0.54) — (0.70) $ 9.29 21.35% $ 32,128,718 0.38% 1.69%
Year Ended October 31, 2016 $ 8.61 0.11 0.06 0.17 (0.13) (0.34) — (0.47) $ 8.31 2.28% $ 23,815,853 0.38% 1.33%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2020 - Financial Highlights - 91
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2055
Fund
Class A Shares
Year Ended October 31, 2020 $ 13.53 0.79 (0.49) 0.30 (0.97) (0.77) (0.03) (1.77) $ 12.06 1.92% $ 17,889,140 0.64% 6.44%
Year Ended October 31, 2019 $ 13.32 0.20 1.11 1.31 (0.22) (0.88) — (1.10) $ 13.53 11.45% $ 17,369,263 0.63% 1.58%
Year Ended October 31, 2018 $ 13.98 0.20 (0.25) (0.05) (0.24) (0.37) — (0.61) $ 13.32 (0.47)% $ 17,583,786 0.64% 1.43%
Year Ended October 31, 2017 $ 12.30 0.18 2.34 2.52 (0.21) (0.63) — (0.84) $ 13.98 21.33% $ 14,927,090 0.62% 1.40%
Year Ended October 31, 2016 $ 12.72 0.13 0.10 0.23 (0.17) (0.48) — (0.65) $ 12.30 2.12% $ 9,305,695 0.62% 1.10%
Class R Shares
Year Ended October 31, 2020 $ 13.49 0.75 (0.48) 0.27 (0.94) (0.77) (0.03) (1.74) $ 12.02 1.65% $ 15,728,866 0.89% 6.10%
Year Ended October 31, 2019 $ 13.28 0.17 1.11 1.28 (0.19) (0.88) — (1.07) $ 13.49 11.22% $ 17,223,971 0.88% 1.32%
Year Ended October 31, 2018 $ 13.95 0.17 (0.26) (0.09) (0.21) (0.37) — (0.58) $ 13.28 (0.77)% $ 17,971,136 0.89% 1.24%
Year Ended October 31, 2017 $ 12.28 0.15 2.33 2.48 (0.18) (0.63) — (0.81) $ 13.95 21.04% $ 17,993,301 0.88% 1.17%
Year Ended October 31, 2016 $ 12.70 0.11 0.08 0.19 (0.13) (0.48) — (0.61) $ 12.28 1.81% $ 13,255,710 0.88% 0.89%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 13.61 0.86 (0.49) 0.37 (1.03) (0.77) (0.03) (1.83) $ 12.15 2.47% $ 22,741,503 0.13% 6.94%
Year Ended October 31, 2019 $ 13.39 0.26 1.13 1.39 (0.29) (0.88) — (1.17) $ 13.61 12.03% $ 21,833,436 0.13% 2.00%
Year Ended October 31, 2018 $ 14.05 0.29 (0.27) 0.02 (0.31) (0.37) — (0.68) $ 13.39 0.02% $ 18,355,415 0.14% 2.03%
Year Ended October 31, 2017 $ 12.35 0.25 2.34 2.59 (0.26) (0.63) — (0.89) $ 14.05 21.93% $ 19,408,740 0.13% 1.91%
Year Ended October 31, 2016 $ 12.77 0.20 0.09 0.29 (0.23) (0.48) — (0.71) $ 12.35 2.57% $ 11,881,943 0.13% 1.64%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 13.60 0.83 (0.50) 0.33 (1.00) (0.77) (0.03) (1.80) $ 12.13 2.15% $ 27,503,360 0.38% 6.72%
Year Ended October 31, 2019 $ 13.38 0.22 1.14 1.36 (0.26) (0.88) — (1.14) $ 13.60 11.76% $ 23,766,827 0.38% 1.71%
Year Ended October 31, 2018 $ 14.04 0.24 (0.25) (0.01) (0.28) (0.37) — (0.65) $ 13.38 (0.23)% $ 17,337,540 0.39% 1.69%
Year Ended October 31, 2017 $ 12.34 0.21 2.35 2.56 (0.23) (0.63) — (0.86) $ 14.04 21.67% $ 15,443,331 0.38% 1.61%
Year Ended October 31, 2016 $ 12.76 0.17 0.09 0.26 (0.20) (0.48) — (0.68) $ 12.34 2.32% $ 9,237,219 0.38% 1.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

92 - Financial Highlights - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2060
Fund
Class A Shares
Year Ended October 31, 2020 $ 11.11 0.65 (0.41) 0.24 (0.81) (0.34) (0.02) (1.17) $ 10.18 1.92% $ 8,944,454 0.63% 6.27%
Year Ended October 31, 2019 $ 10.74 0.16 0.94 1.10 (0.18) (0.55) — (0.73) $ 11.11 11.45% $ 7,567,356 0.63% 1.51%
Year Ended October 31, 2018 $ 11.31 0.15 (0.18) (0.03) (0.19) (0.35) — (0.54) $ 10.74 (0.43)% $ 5,481,132 0.63% 1.35%
Year Ended October 31, 2017 $ 9.71 0.14 1.88 2.02 (0.17) (0.25) — (0.42) $ 11.31 21.31% $ 3,200,947 0.61% 1.29%
Year Ended October 31, 2016 $ 9.77 0.09 0.10 0.19 (0.13) (0.12) — (0.25) $ 9 .71 2.12% $ 1,099,157 0.60% 0.96%
Class R Shares
Year Ended October 31, 2020 $ 11.10 0.64 (0.44) 0.20 (0.79) (0.34) (0.02) (1.15) $ 10.15 1.53% $ 3,101,260 0.88% 6.19%
Year Ended October 31, 2019 $ 10.73 0.13 0.95 1.08 (0.16) (0.55) — (0.71) $ 11.10 11.22% $ 2,317,541 0.88% 1.24%
Year Ended October 31, 2018 $ 11.30 0.13 (0.18) (0.05) (0.17) (0.35) — (0.52) $ 10.73 (0.65)% $ 1,603,324 0.90% 1.12%
Year Ended October 31, 2017 $ 9.71 0.11 1.88 1.99 (0.15) (0.25) — (0.40) $ 11.30 21.03% $ 1,055,047 0.81% 1.06%
Year Ended October 31, 2016 $ 9.76 0.11 0.08 0.19 (0.12) (0.12) — (0.24) $ 9.71 2.04% $ 345,669 0.78% 1.11%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 11.15 0.73 (0.45) 0.28 (0.86) (0.34) (0.02) (1.22) $ 10.21 2.29% $ 7,416,567 0.13% 7.07%
Year Ended October 31, 2019 $ 10.77 0.21 0.95 1.16 (0.23) (0.55) — (0.78) $ 11.15 12.06% $ 5,821,489 0.13% 1.96%
Year Ended October 31, 2018 $ 11.34 0.23 (0.20) 0.03 (0.25) (0.35) — (0.60) $ 10.77 0.04% $ 3,924,629 0.14% 2.00%
Year Ended October 31, 2017 $ 9.72 0.19 1.89 2.08 (0.21) (0.25) — (0.46) $ 11.34 22.02% $ 3,276,461 0.13% 1.82%
Year Ended October 31, 2016 $ 9.78 0.15 0.08 0.23 (0.17) (0.12) — (0.29) $ 9.72 2.50% $ 1,659,638 0.13% 1.55%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 11.14 0.70 (0.44) 0.26 (0.84) (0.34) (0.02) (1.20) $ 10.20 2.08% $ 12,770,646 0.38% 6.75%
Year Ended October 31, 2019 $ 10.76 0.18 0.96 1.14 (0.21) (0.55) — (0.76) $ 11.14 11.80% $ 8,443,935 0.38% 1.73%
Year Ended October 31, 2018 $ 11 .33 0.18 (0.18) — (0.22) (0.35) — (0.57) $ 10.76 (0.20)% $ 5,671,660 0.38% 1.59%
Year Ended October 31, 2017 $ 9.72 0.17 1.88 2.05 (0.19) (0.25) — (0.44) $ 11.33 21.62% $ 3,897,706 0.38% 1.61%
Year Ended October 31, 2016 $ 9.77 0.12 0.10 0.22 (0.15) (0.12) — (0.27) $ 9.72 2.42% $ 1,698,373 0.38% 1.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2020 - Financial Highlights - 93
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio
Nationwide Destination 2065
Fund
Class A Shares
Period Ended October 31,
2020(g) $ 10.00 0.61 (0.07) 0.54 (0.33) — (0.10) (0.43) $ 10.11 5.37% $ 80,888 0.63% 8.75%
Class R Shares
Period Ended October 31,
2020(g) $ 10.00 0.45 0.08 0.53 (0.32) — (0.10) (0.42) $ 10.11 5.27% $ 32,803 0.87% 6.48%
Class R6 Shares
Period Ended October 31,
2020(g) $ 10.00 0.35 0.23 0.58 (0.35) — (0.11) (0.46) $ 10.12 5.70% $ 1,074,926 0.14% 5.28%
Institutional Service Class Shares
Period Ended October 31,
2020(g) $ 10.00 0.33 0.22 0.55 (0.34) — (0.10) (0.44) $ 10.11 5.45%(h) $ 5,725 0.39% 4.99%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from March 2, 2020 (commencement of operations) through October 31, 2020. Total return is calculated based on inception date of February 28, 2020 through October 31, 2020.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

94 - Financial Highlights - October 31, 2020 - Target Destination Funds
The accompanying notes are an integral part of these financial statements.
Operations Distributions Ratios/Supplemental Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets at
End of Period
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of Expenses
(Prior to
Reimbursements)
to Average
Assets(d)(e)
Nationwide Destination
Retirement Fund
Class A Shares
Year Ended October 31, 2020 $ 8.44 0.31 0.11 0.42 (0.37) (0.29) (0.66) $ 8.20 5.18% $ 32,709,441 0.60% 3.74% 0.60%
Year Ended October 31, 2019 $ 8.30 0.17 0.52 0.69 (0.17) (0.38) (0.55) $ 8.44 9.13% $ 5,844,072 0.61% 2.02% 0.61%
Year Ended October 31, 2018 $ 8.84 0.16 (0.21) (0.05) (0.17) (0.32) (0.49) $ 8.30 (0.66)% $ 5,541,596 0.62% 1.85% 0.62%
Year Ended October 31, 2017 $ 8.52 0.16 0.74 0.90 (0.17) (0.41) (0.58) $ 8.84 11.10% $ 9,665,357 0.61% 1.93% 0.61%
Year Ended October 31, 2016 $ 9.04 0.12 0.09 0.21 (0.14) (0.59) (0.73) $ 8.52 2.70% $ 9,859,906 0.61% 1.45% 0.61%
Class R Shares
Year Ended October 31, 2020 $ 8.40 0.29 0.10 0.39 (0.34) (0.29) (0.63) $ 8.16 4.88% $ 52,827,342 0.88% 3.51% 0.88%
Year Ended October 31, 2019 $ 8.26 0.14 0.53 0.67 (0.15) (0.38) (0.53) $ 8.40 8.83% $ 18,483,186 0.89% 1.76% 0.89%
Year Ended October 31, 2018 $ 8.80 0.14 (0.21) (0.07) (0.15) (0.32) (0.47) $ 8.26 (0.92)% $ 21,515,708 0.89% 1.60% 0.89%
Year Ended October 31, 2017 $ 8.48 0.14 0.73 0.87 (0.14) (0.41) (0.55) $ 8.80 10.84% $ 27,379,736 0.88% 1.66% 0.88%
Year Ended October 31, 2016 $ 9.01 0.10 0.07 0.17 (0.11) (0.59) (0.70) $ 8.48 2.29% $ 31,374,559 0.89% 1.20% 0.89%
Class R6 Shares(h)
Year Ended October 31, 2020 $ 8.47 0.37 0.09 0.46 (0.41) (0.29) (0.70) $ 8.23 5.66% $ 58,625,140 0.13% 4.46% 0.13%
Year Ended October 31, 2019 $ 8.33 0.21 0.52 0.73 (0.21) (0.38) (0.59) $ 8.47 9.60% $ 13,853,860 0.13% 2.50% 0.13%
Year Ended October 31, 2018 $ 8.87 0.21 (0.22) (0.01) (0.21) (0.32) (0.53) $ 8.33 (0.15)% $ 16,519,758 0.14% 2.41% 0.14%
Year Ended October 31, 2017 $ 8.55 0.21 0.73 0.94 (0.21) (0.41) (0.62) $ 8.87 11.61% $ 26,404,668 0.13% 2.46% 0.13%
Year Ended October 31, 2016 $ 9.07 0.16 0.09 0.25 (0.18) (0.59) (0.77) $ 8.55 3.20% $ 33,754,228 0.13% 1.92% 0.13%
Institutional Service Class Shares
Year Ended October 31, 2020 $ 8.45 0.36 0.08 0.44 (0.39) (0.29) (0.68) $ 8.21 5.40% $ 101,568,923 0.38% 4.40% 0.38%
Year Ended October 31, 2019 $ 8.31 0.18 0.53 0.71 (0.19) (0.38) (0.57) $ 8.45 9.35% $ 25,843,875 0.38% 2.21% 0.38%
Year Ended October 31, 2018 $ 8.85 0.18 (0.21) (0.03) (0.19) (0.32) (0.51) $ 8.31 (0.40)% $ 25,675,302 0.39% 2.10% 0.39%
Year Ended October 31, 2017 $ 8.53 0.18 0.74 0.92 (0.19) (0.41) (0.60) $ 8.85 11.35% $ 29,656,153 0.38% 2.16% 0.38%
Year Ended October 31, 2016 $ 9.05 0.14 0.09 0.23 (0.16) (0.59) (0.75) $ 8.53 2.93% $ 34,586,322 0.38% 1.68% 0.38%
(a) Per share calculations were performed using average shares method.
(b) Excludes sales charge.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.
(h) Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 95
Organization
Nationwide Mutual Funds (the “Trust”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized
as a statutory trust under the laws of the State of Delaware.
The Trust has authorized an unlimited number of shares of
beneficial interest (“shares”), without par value. As of October
31, 2020, the Trust operates forty-seven (47) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the – series listed below (each, a “Fund”;
collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.
Nationwide Corporation, in turn, is owned by Nationwide Mutual
Insurance Company and Nationwide Mutual Fire Insurance
Company.
Nationwide Destination 2025 Fund (“Destination 2025”)
Nationwide Destination 2030 Fund (“Destination 2030”)
Nationwide Destination 2035 Fund (“Destination 2035”)
Nationwide Destination 2040 Fund (“Destination 2040”)
Nationwide Destination 2045 Fund (“Destination 2045”)
Nationwide Destination 2050 Fund (“Destination 2050”)
Nationwide Destination 2055 Fund (“Destination 2055”)
Nationwide Destination 2060 Fund (“Destination 2060”)
Nationwide Destination 2065 Fund ("Destination 2065")
Nationwide Destination Retirement Fund (“Destination Retirement”)
Each Fund operates as a “fund-of-funds,” which means that the
Fund pursues its objective(s) by allocating its investments
primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange traded funds)
(“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each Fund may also invest in an unregistered fixed interest contract (the “Nationwide
Contract”) issued by Nationwide Life Insurance Company
(“NLIC”), which is a direct wholly owned subsidiary of NFS.
The Funds currently offer Class A, Class R, Class R6 and
Institutional Service Class shares. Effective August 23, 2019,
Class C shares converted to Class A shares. Accordingly, the
Funds no longer accept purchase orders from any investor
for Class C shares. Each share class of a Fund represents
interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.
Each of the Funds is a non-diversified fund, as defined in the
1940 Act.
Nationwide Destination 2065 Fund commenced operations on
March 2, 2020.
Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation
of their financial statements. The Funds are investment
companies and follow accounting and reporting guidance in the
Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions
that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis.
Amounts received upon the sale of such investments could
differ from those estimated values and those differences could be material.
Security Valuation
U.S. GAAP defines fair value as the price that a Fund would
receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement
date. Pursuant to procedures approved by the Board of
Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements) when market prices are not readily available
or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical
assets
Level 2 — Other significant observable inputs (including
quoted prices of similar securities, interest rates,
prepayment speeds, credit risk, etc.)

96 - Notes to Financial Statements - October 31, 2020 - Target Destination Funds
Level 3 — Significant unobservable inputs (including a
Fund’s own assumptions in determining the fair value of
investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a
Fund invests are valued at their respective net asset value
(“NAV”) as reported by such Underlying Fund. Shares of
exchange traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds
and shares of exchange traded funds valued in this manner
are generally categorized as Level 1 investments within the
hierarchy. Repurchase agreements are valued at amortized
cost, which approximates fair value, and are generally
categorized as Level 2 investments within the hierarchy.
Shares of affiliated registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are
generally categorized as Level 1 investments within the
hierarchy.
The Funds may invest in other series of the Trust, which are open-end investment companies generally available to the
public and other investment companies. The Funds’ Schedules
of Investments list each of the Underlying Funds held as of
period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its
proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
Certain Funds currently invest in the Nationwide Contract. The
Nationwide Contract is a fixed interest contract issued by NLIC.
The Nationwide Contract has a stable principal value and pays a fixed rate of interest to each Fund that invests in a contract, which is currently assessed and may be adjusted on a quarterly basis. If NLIC becomes unable to pay interest or repay principal under the contract, a Fund may lose money. Because the entire contract is issued by NLIC, the financial health of NLIC may have a greater impact on the value of a Fund that invests in
it. NLIC could decide to stop issuing the Nationwide Contract in its current form, and instead offer the Funds a new fixed interest contract (or amend the existing contract). NFA can
increase or redeem all or a portion of a Fund’s investment in the Nationwide Contract on a daily basis for any reason without imposition of any sales charge or market value adjustment.
Neither the Funds, NFA, NLIC nor any of its affiliates guarantee a Fund’s performance or that a Fund will provide a certain level of income.
The Funds’ portfolio managers believe that the stable nature of the Nationwide Contract may reduce a Fund’s volatility and overall risk, especially during periods when the market values of bonds and other debt securities decline. However, under
certain market conditions, such as when the market values
of bonds and other debt securities increase, investing in the
Nationwide Contract could hamper a Fund’s performance.
The interest credited to each Fund on a daily basis as a result of the investment in the Nationwide Contract is reinvested in the Nationwide Contract. Therefore, the par value represents the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the current interest rate); and (iii) current day net purchase or redemption. NLIC may revise the interest rate on the Nationwide Contract at its discretion.
During the year ended October 31, 2020, the rates for the Nationwide Contract were as follows:
Effective Date End Date Rate of Interest
November 1, 20 19 December 31, 20 19 2.50%
January 1, 2020 March 31, 2020 2.50%
April 1, 2020 June 30, 2020 2.25%
July 1, 2020 September 30, 2020 2.25%
October 1, 2020 October 31, 2020 2.20%
November 1, 2020 no less than 0.00% per annum.

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 97
The following tables provide a summary of the inputs used to value the Funds’ net assets as of October 31, 2020. Please refer to the Statements of Investments for additional information on portfolio holdings.
Destination 2025
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 18,907,678 $ – $ – $ 18,907,678
Investment Companies 246,947,955 – – 246,947,955
Investment Contract – – 15,130,744 15,130,744
Total $ 265,855,633 $ – $ 15,130,744 $ 280,986,377
Destination 2030
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 20,781,518 $ – $ – $ 20,781,518
Investment Companies 276,110,491 – – 276,110,491
Investment Contract – – 5,342,520 5,342,520
Total $ 296,892,009 $ – $ 5,342,520 $ 302,234,529
Destination 2035
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 22,344,697 $ – $ – $ 22,344,697
Investment Companies 224,993,961 – – 224,993,961
Investment Contract – – 2,355,998 2,355,998
Total $ 247,338,658 $ – $ 2,355,998 $ 249,694,656
Destination 2040
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 20,209,314 $ – $ – $ 20,209,314
Investment Companies 191,546,568 – – 191,546,568
Investment Contract – – 1,283,562 1,283,562
Total $ 211,755,882 $ – $ 1,283,562 $ 213,039,444
Destination 2045
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 16,743,943 $ – $ – $ 16,743,943
Investment Companies 156,716,024 – – 156,716,024
Investment Contract – – 162,387 162,387
Total $ 173,459,967 $ – $ 162,387 $ 173,622,354
Destination 2050
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 14,647,679 $ – $ – $ 14,647,679
Investment Companies 132,042,228 – – 132,042,228
Total $ 146,689,907 $ – $ – $ 146,689,907

98 - Notes to Financial Statements - October 31, 2020 - Target Destination Funds
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
Destination 2055
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 7,891,093 $ – $ – $ 7,891,093
Investment Companies 76,009,994 – – 76,009,994
Total $ 83,901,087 $ – $ – $ 83,901,087
Destination 2060
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 3,062,301 $ – $ – $ 3,062,301
Investment Companies 29,183,479 – – 29,183,479
Total $ 32,245,780 $ – $ – $ 32,245,780
Destination 2065
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 114,289 $ – $ – $ 114,289
Investment Companies 1,080,284 – – 1,080,284
Total $ 1,194,573 $ – $ – $ 1,194,573
Destination Retirement
Level 1 Level 2 Level 3 Total
Assets:
Exchange-Traded Funds $ 13,621,711 $ – $ – $ 13,621,711
Investment Companies 205,238,053 – – 205,238,053
Investment Contract – – 26,982,011 26,982,011
Total $ 218,859,764 $ – $ 26,982,011 $ 245,841,775
Amounts designated as "— ", which may include fair valued securities, are zero or have been rounded to zero.
Destination 2025
Investment
Contract Total
Balance as of October 31, 2019 $ 26,991,856 $ 26,991,856
Purchases
*
5,810,170 5,810,170
Sales (17,671,282) (17,671,282)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2020 $ 15,130,744 $ 15,130,744
Destination 2030
Investment
Contract Total
Balance as of October 31, 2019 $ 13,179,520 $ 13,179,520
Purchases
*
2,617,132 2,617,132
Sales (10,454,132) (10,454,132)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2020 $ 5,342,520 $ 5,342,520

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 99
Destination 2035
Investment
Contract Total
Balance as of October 31, 2019 $ 8,353,860 $ 8,353,860
Purchases
*
815,751 815,751
Sales (6,813,613) (6,813,613)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2020 $ 2,355,998 $ 2,355,998
Destination 2040
Investment
Contract Total
Balance as of October 31, 2019 $ 4,521,729 $ 4,521,729
Purchases
*
712,214 712,214
Sales (3,950,381) (3,950,381)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2020 $ 1,283,562 $ 1,283,562
Destination 2045
Investment
Contract Total
Balance as of October 31, 2019 $ 339,351 $ 339,351
Purchases
*
370,452 370,452
Sales (547,416) (547,416)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2020 $ 162,387 $ 162,387
Destination Retirement
Investment
Contract Total
Balance as of October 31, 2019 $ 12,893,005 $ 12,893,005
Purchases
*
23,747,414 23,747,414
Sales (9,658,408) (9,658,408)
Change in Unrealized Appreciation/Depreciation — —
Transfers Into Level 3 — —
Transfers out of Level 3 — —
Balance as of October 31, 2020 $ 26,982,011 $ 26,982,011
Amounts designated as "−" are zero or have been rounded to zero.
* Purchases include reinvestments of income and realized gain distributions, as applicable.

100 - Notes to Financial Statements - October 31, 2020 - Target Destination Funds
The following table represents the Funds’ Level 3 financial instrument. The significant unobservable inputs used in the fair value measurement of the Funds’ investment in the Nationwide Contract include interest rate and daily transactions value. Significant change in any of these inputs would significantly change the fair value measure of the Nationwide Contract. The interest rate and daily transactions value results in stable valuation of the Nationwide Contract.
*    NFA can increase or redeem all or a portion of each Fund’s investment in the Nationwide contract on a daily basis for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the
Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or NLIC has the ability to terminate its investment in the Nationwide Contract at its discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.
For additional information about each affiliated Underlying
Fund’s valuation policies, please refer to the affiliated
Underlying Fund’s most recent annual report to shareholders
which can be found at www.nationwide.com/mutualfunds or at
the SEC's website at www.sec.gov.
For additional information about each unaffiliated Underlying
Fund's valuation policies, please refer to the unaffiliated
Underlying Fund’s most recent annual or semiannual report.
Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign
currency balances with the Fund’s custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft,
JPMorgan advanced an amount equal to the overdraft.
Consistent with the Fund’s borrowing policy, the advance is
deemed a temporary loan to the Fund. Such loan is payable
upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from,
and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by
JPMorgan on the Fund’s account and JPMorgan may charge
the Fund’s account for any amounts owed to JPMorgan.
JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
At October 31, 2020, Funds that had overdrawn balances were as follows:
Securities Lending
During the year ended October 31, 2020, certain funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3%
of the total assets of a Fund, to brokers, dealers, and other financial institutions.
Brown Brothers Harriman & Co. ("BBH") serves as securities
lending agent for the securities lending program for the Funds.
Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the
borrower at any time.
The Funds receive payments from BBH equivalent to any
dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the
Statements of Operations. The Funds also receive interest
that would have been earned on the securities loaned while
simultaneously seeking to earn income on the investment of
cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the
loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statements of
Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy.
Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on a percentage of
earnings (less any rebates paid to the borrower) derived from the investment of the cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral.
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government
securities as collateral with respect to each new loan of U.S.
securities, equal to at least 102% of the value of the portfolio
Instrument
Principal Valuation
Technique Unobservable Inputs Range (Weighted Average)*
Nationwide Contract Cost Analysis Interest Rate 2.20% (2.20%)
Daily Transactions $1.00 ($1.00)
Fund
U.S. Dollar
Amount
Destination 2025 $ 2
Destination 2045 91,689

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 101
securities loaned, and with respect to each new loan of non-
U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-
to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money
Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the
Fund’s total assets. U.S. Government securities received as
collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not
reflected in the Fund’s total assets. For additional information on a Fund's non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust
and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan
and BBH will exercise any and all remedies provided under
the applicable borrower agreement to make the Fund whole.
These remedies include purchasing replacement securities
by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the
collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities
Lending Agency Agreement.
At October 31, 2020, the Funds did not have any portfolio
securities on loan.
Joint Repurchase Agreements
During the year ended October 31, 2020, certain funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively
“repos”) collateralized by U.S. Treasury or federal agency
obligations. For repos, each Fund participates on a pro rata basis with other clients of BBH in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos,
BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
At October 31, 2020, certain Funds did not invest in any
repurchase agreements.
Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from
the Underlying Funds is recognized on the ex-dividend date
and is recorded as income on the Statements of Operations.
Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded
on the Statements of Operations as such. Interest income is
recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.
Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital
gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered
either permanent or temporary. Permanent differences are
reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax
purposes is reported as a return of capital distribution.
Dividends and distributions to shareholders are determined
in accordance with federal income tax regulations, which
may differ from U.S. GAAP. These “book/tax” differences
are considered either permanent or temporary. Permanent
differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary
differences do not require reclassification. The permanent
differences as of October 31, 2020 are primarily attributable to investments in regulated investment companies, merger
transactions, and redesignation of distributions. Temporary
differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of October 31, 2020 may primarily be attributable to outstanding wash sale loss deferrals.
These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

102 - Notes to Financial Statements - October 31, 2020 - Target Destination Funds
Reclassifications for the year ended October 31, 2020 were as follows:
Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with
the requirements of Subchapter M of the U.S. Internal Revenue
Code of 1986, as amended, and to make distributions of net
investment income and net realized capital gains sufficient
to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.
A Fund recognizes a tax benefit from an uncertain position
only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an
affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent)
that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing
authorities for up to three years after the filing of the return for the tax period.
Cash and Cash Equivalents
For the purposes of the Statements of Cash Flows, the Funds
define Cash and Cash Equivalents as cash, restricted cash,
money market funds and other investments held in lieu of cash.
Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that
Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could
result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that
Fund. Expenses specific to a class (such as Rule 12b-1 and
administrative services fees) are charged to that specific class.
Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement,
NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each
Fund pays NFA a unified management fee of 0.13% per annum
of the Fund’s average daily net assets. Out of the unified
management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation
and expenses of the non-interested Trustees and counsel to
the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other
non-routine expenses not incurred in the ordinary course of a
Fund’s business. For the year ended October 31, 2020, the
Funds’ effective unified management fee rate was 0.13%
NFM, a wholly owned subsidiary of NFS Distributors, Inc.
(“NFSDI”) (a wholly owned subsidiary of NFS), provides
various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for
the Funds. NFM has entered into agreements with third-party
service providers to provide certain sub-administration and
sub-transfer agency services to the Funds. NFM pays the
service providers a fee for these services.
Pursuant to the unified advisory fee terms of the Investment
Advisory Agreement, NFA pays fund administration and
transfer agency fees. Therefore, during the year ended October
Fund Capital
Total
Distributable
Earnings (Loss)
Destination 2025 $ – $ –
Destination 2030 – –
Destination 2035 – –
Destination 2040 – –
Destination 2045 – –
Destination 2050 – –
Destination 2055 – –
Destination 2060 – –
Destination 2065 (10) 10
Destination Retirement 3,740,850 (3,740,850)
Amounts designated as "—" are zero or have been rounded to zero.

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 103
31, 2020, the Funds did not pay any fund administration and
transfer agency fees.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of
NFSDI. These fees are based on average daily net assets of
the respective class of the Funds at an annual rate of 0.25%
for Class A shares and 0.50% for Class R shares of each Fund.
Class R6 and Institutional Service Class shares do not pay a distribution fee.
Pursuant to an Underwriting Agreement, NFD serves as
principal underwriter of the Funds in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions,
salaries and other expenses in connection with generating
new sales of Class A shares of the Funds. The Funds' Class
A sales charges range from 0.00% to 5.75% based on the
amount purchased. During the year ended October 31, 2020,
the Funds imposed front-end sales charges of $42,752. From
these fees, NFD retained a portion amounting to $5,949.
NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A shares. Any CDSC is based on
the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed
on Class A shares for certain redemptions made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for all
Funds. During the year ended October 31, 2020, the Funds did not impose CDSCs.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder
accounts; (ii) processing purchase and redemption transactions;
(iii) arranging bank wires; (iv) performing shareholder sub-
accounting; (v) answering inquiries regarding the Funds; and
(vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A,
Class R, and Institutional Service Class shares of each of the
Funds.
For the year ended October 31, 2020, the effective rates for administrative services fees were as follows:
For the year ended October 31, 2020, each Fund’s total administrative services fees were as follows:
Fund Class A Class R
Institutional
Service Class
Destination 2025 0.23% 0.25% 0.25%
Destination 2030 0.23 0.25 0.25
Destination 2035 0.25 0.25 0.25
Destination 2040 0.25 0.25 0.25
Destination 2045 0.25 0.25 0.25
Destination 2050 0.25 0.25 0.25
Destination 2055 0.25 0.25 0.25
Destination 2060 0.25 0.25 0.25
Destination 2065 0.25 0.25 0.25
Destination Retirement 0.22 0.25 0.25
Fund Amount
Destination 2025 $543,651
Destination 2030 576,255
Destination 2035 486,342
Destination 2040 411,464
Destination 2045 317,075
Destination 2050 265,792
Destination 2055 144,048
Destination 2060 52,278
Destination 2065 69
Destination Retirement 252,202

104 - Notes to Financial Statements - October 31, 2020 - Target Destination Funds
As of October 31, 2020, NFA or its affiliates directly held the percentage of the shares outstanding of the applicable Fund as indicated in the following table.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
Investments in Affiliated Issuers
Each of the Funds invests in Class R6 shares of the affiliated Underlying Funds, and each of the Funds can invest in the Nationwide
Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract during the year ended October 31, 2020 were as follows:
Fund
% of Shares
Outstanding
Owned
Destination 2025 46.06%
Destination 2030 42.35
Destination 2035 42.37
Destination 2040 41.05
Destination 2045 36.24
Destination 2050 31.73
Destination 2055 37.76
Destination 2060 40.64
Destination 2065 88.79
Destination Retirement 41.73
Destination 2025
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 1,170,907 11,022,833 3,108,442 (2,173,702) (133,324) 13,617 11,837,866 327,908 —
Nationwide International
Index Fund, Class R6 5,169,912 45,818,551 8,042,975 (13,305,906) (1,325,182) (2,317,264) 36,913,174 847,635 594,022
Nationwide Mid Cap Market
Index Fund, Class R6 592,159 9,775,479 2,507,224 (3,403,718) (893,818) 589,300 8,574,467 127,427 384,447
Nationwide Multi-Cap
Portfolio, Class R6 7,883,071 94,565,139 28,920,781 (37,120,334) (27,372) (3,802,458) 82,535,756 10,070,590 830,621
Nationwide Small Cap Index
Fund, Class R6 503,873 6,022,186 1,349,505 (2,413,363) (1,310,109) 1,062,994 4,711,213 59,897 349,468
Nationwide Bond Index
Fund, Class R6 6,118,590 56,347,902 36,722,718 (23,543,551) 167,612 2,015,200 71,709,881 1,624,779 —
Nationwide Core Plus Bond
Fund, Class R6 2,084,405 21,947,087 5,252,958 (5,362,315) (39,371) 734,063 22,532,422 620,042 7,266
Nationwide Inflation-
Protected Securities Fund,
Class R6 748,911 5,785,036 3,149,137 (1,329,985) 11,375 517,613 8,133,176 64,024 —
Nationwide Contract ^∞(a) $15,130,744 26,991,856 5,810,170 (17,671,282) — — 15,130,744 339,876 —
Total 278,276,069 94,863,910 (106,324,156) (3,550,189) (1,186,935) 262,078,699 14,082,178 2,165,824

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 105
Destination 2030
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 911,630 8,590,109 2,311,852 (1,531,673) (84,634) (69,075) 9,216,579 256,008 —
Nationwide International
Index Fund, Class R6 7,092,306 58,582,324 8,845,890 (11,709,822) (1,279,287) (3,800,038) 50,639,067 1,117,108 774,604
Nationwide Mid Cap Market
Index Fund, Class R6 893,411 14,381,292 2,948,573 (3,818,864) (1,047,488) 473,081 12,936,594 191,392 574,266
Nationwide Multi-Cap
Portfolio, Class R6 10,159,727 118,969,333 31,678,079 (38,199,971) (259,184) (5,815,914) 106,372,343 12,956,162 1,055,446
Nationwide Small Cap Index
Fund, Class R6 719,789 7,197,979 1,582,584 (1,748,630) (1,001,872) 699,963 6,730,024 77,612 438,474
Nationwide Bond Index
Fund, Class R6 5,614,622 55,995,111 28,922,614 (20,987,521) 193,018 1,680,148 65,803,370 1,464,271 —
Nationwide Core Plus Bond
Fund, Class R6 1,909,216 20,214,034 5,429,099 (5,603,145) (51,429) 650,069 20,638,628 567,191 6,700
Nationwide Inflation-
Protected Securities Fund,
Class R6 347,503 3,074,037 1,276,607 (833,512) 14,571 242,183 3,773,886 31,040 —
Nationwide Contract ^∞(a) $5,342,520 13,179,520 2,617,132 (10,454,132) — — 5,342,520 118,883 —
Total 300,183,739 85,612,430 (94,887,270) (3,516,305) (5,939,583) 281,453,011 16,779,667 2,849,490
Destination 2035
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 657,142 6,473,452 1,269,085 (930,946) (37,492) (130,392) 6,643,707 188,730 —
Nationwide International
Index Fund, Class R6 6,798,653 55,421,249 8,955,717 (10,891,821) (1,086,368) (3,856,398) 48,542,379 1,058,796 734,758
Nationwide Mid Cap Market
Index Fund, Class R6 919,375 14,572,731 3,085,039 (3,742,011) (926,225) 323,019 13,312,553 194,472 584,580
Nationwide Multi-Cap
Portfolio, Class R6 9,903,397 115,293,591 27,460,160 (32,770,611) 187,594 (6,482,164) 103,688,570 12,497,074 1,023,895
Nationwide Small Cap Index
Fund, Class R6 719,771 7,293,761 1,501,291 (1,735,474) (951,543) 621,825 6,729,860 77,679 443,181
Nationwide Bond Index
Fund, Class R6 3,037,146 28,364,754 17,930,599 (11,635,267) 118,559 816,710 35,595,355 757,121 —
Nationwide Core Plus Bond
Fund, Class R6 922,106 8,377,873 3,669,784 (2,341,919) (20,331) 282,562 9,967,969 250,828 2,892
Nationwide Inflation-
Protected Securities Fund,
Class R6 47,290 — 507,238 (12,767) 20 19,077 513,568 2,522 —
Nationwide Contract ^∞(a) $2,355,998 8,353,860 815,751 (6,813,613) — — 2,355,998 63,306 —
Total 244,151,271 65,194,664 (70,874,429) (2,715,786) (8,405,761) 227,349,959 15,090,528 2,789,306
Destination 2040
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi Strategic
Income Fund, Class R6 151,993 534,594 1,055,444 (89,874) (5,093) 41,578 1,536,649 25,426 —
Nationwide International
Index Fund, Class R6 6,029,858 46,277,440 8,434,120 (7,178,525) (917,511) (3,562,337) 43,053,187 907,362 620,984
Nationwide Mid Cap Market
Index Fund, Class R6 974,867 14,978,990 3,339,629 (3,489,865) (970,409) 257,735 14,116,080 203,352 604,454
Nationwide Multi-Cap
Portfolio, Class R6 9,449,308 105,037,998 24,841,523 (24,355,535) (279,978) (6,309,750) 98,934,258 11,689,408 941,793
Nationwide Small Cap Index
Fund, Class R6 637,984 6,018,848 1,266,627 (1,012,125) (597,269) 289,065 5,965,146 66,058 371,046
Nationwide Bond Index
Fund, Class R6 1,803,192 15,762,192 12,123,843 (7,310,797) 42,354 515,817 21,133,409 441,366 —

106 - Notes to Financial Statements - October 31, 2020 - Target Destination Funds
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Core Plus Bond
Fund, Class R6 629,772 6,452,041 2,109,879 (1,930,345) (19,594) 195,858 6,807,839 181,358 2,143
Nationwide Contract ^∞(a) $1,283,562 4,521,729 712,214 (3,950,381) — — 1,283,562 44,259 —
Total 199,583,832 53,883,279 (49,317,447) (2,747,500) (8,572,034) 192,830,130 13,558,589 2,540,420
Destination 2045
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 5,073,157 38,655,088 7,929,362 (6,615,379) (988,672) (2,758,055) 36,222,344 765,602 521,014
Nationwide Mid Cap Market
Index Fund, Class R6 833,813 11,856,279 2,938,826 (2,176,622) (675,787) 130,909 12,073,605 165,971 486,244
Nationwide Multi-Cap
Portfolio, Class R6 8,180,221 88,041,631 20,322,906 (17,061,510) (303,006) (5,353,109) 85,646,912 10,059,425 796,360
Nationwide Small Cap Index
Fund, Class R6 559,698 5,216,590 1,127,206 (853,512) (524,216) 267,108 5,233,176 57,430 321,281
Nationwide Bond Index
Fund, Class R6 1,146,749 11,915,085 6,012,783 (4,840,949) 70,079 282,901 13,439,899 291,311 —
Nationwide Core Plus Bond
Fund, Class R6 379,287 3,573,403 1,477,431 (1,054,074) (13,410) 116,738 4,100,088 105,080 1,219
Nationwide Contract ^∞(a) $162,387 339,351 370,452 (547,416) — — 162,387 3,410 —
Total 159,597,427 40,178,966 (33,149,462) (2,435,012) (7,313,508) 156,878,411 11,448,229 2,126,118
Destination 2050
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 4,375,037 31,877,816 7,519,035 (5,071,628) (764,263) (2,323,197) 31,237,763 639,399 433,351
Nationwide Mid Cap Market
Index Fund, Class R6 773,116 10,976,684 2,908,294 (2,189,523) (638,029) 137,289 11,194,715 153,401 450,782
Nationwide Multi-Cap
Portfolio, Class R6 7,034,375 73,198,698 18,408,561 (13,340,404) (75,243) (4,541,709) 73,649,903 8,439,341 667,236
Nationwide Small Cap Index
Fund, Class R6 479,850 4,308,955 1,030,389 (643,690) (379,065) 170,009 4,486,598 48,343 268,944
Nationwide Bond Index
Fund, Class R6 812,668 8,516,409 3,935,797 (3,163,841) 41,810 194,294 9,524,469 203,527 —
Nationwide Core Plus Bond
Fund, Class R6 180,276 1,535,241 809,442 (442,748) (7,194) 54,039 1,948,780 47,335 539
Total 130,413,803 34,611,518 (24,851,834) (1,821,984) (6,309,275) 132,042,228 9,531,346 1,820,852
Destination 2055
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 2,510,754 17,650,242 4,680,854 (2,592,210) (506,649) (1,305,454) 17,926,783 359,171 240,972
Nationwide Mid Cap Market
Index Fund, Class R6 459,247 6,337,827 1,779,202 (1,156,347) (378,565) 67,777 6,649,894 90,886 262,191
Nationwide Multi-Cap
Portfolio, Class R6 4,070,028 40,911,995 11,792,340 (7,291,790) (266,993) (2,532,364) 42,613,188 4,804,708 374,611
Nationwide Small Cap Index
Fund, Class R6 286,103 2,567,746 660,982 (423,568) (239,819) 109,726 2,675,067 29,091 160,514
Nationwide Bond Index
Fund, Class R6 448,590 4,637,308 2,273,808 (1,784,063) 23,378 107,038 5,257,469 111,832 —
Nationwide Core Plus Bond
Fund, Class R6 82,108 772,661 333,051 (239,326) (3,951) 25,158 887,593 22,637 263
Total 72,877,779 21,520,237 (13,487,304) (1,372,599) (3,528,119) 76,009,994 5,418,325 1,038,551

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 107
Destination 2060
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31, 2019
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 968,390 5,333,760 3,219,678 (1,087,405) (204,203) (347,522) 6,914,308 120,529 74,072
Nationwide Mid Cap Market
Index Fund, Class R6 177,752 1,923,068 1,083,308 (377,585) (108,908) 53,973 2,573,856 30,676 81,003
Nationwide Multi-Cap
Portfolio, Class R6 1,582,223 12,503,579 7,148,689 (2,279,131) (77,018) (730,249) 16,565,870 1,660,181 116,303
Nationwide Small Cap Index
Fund, Class R6 111,313 782,197 389,943 (111,704) (60,304) 40,646 1,040,778 9,822 49,802
Nationwide Bond Index
Fund, Class R6 149,993 1,193,847 1,129,828 (600,666) 1,181 33,731 1,757,921 33,038 —
Nationwide Core Plus Bond
Fund, Class R6 30,596 234,029 180,177 (90,399) (1,784) 8,723 330,746 7,649 80
Total 21,970,480 13,151,623 (4,546,890) (451,036) (940,698) 29,183,479 1,861,895 321,260
Destination 2065
Security Description
Shares/Principal
at October 31,
2020
Market Value
February 28,
2020
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
October 31, 2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Index Fund, Class R6 36,183 — 274,836 (12,666) (898) (2,929) 258,343 2,149 —
Nationwide Mid Cap Market
Index Fund, Class R6 6,671 — 96,270 (4,859) 108 5,077 96,596 656 —
Nationwide Multi-Cap
Portfolio, Class R6 59,128 — 619,508 (8,203) (883) 8,648 619,070 33,234 —
Nationwide Small Cap Index
Fund, Class R6 4,165 — 38,149 (1,347) (15) 2,157 38,944 181 —
Nationwide Bond Index
Fund, Class R6 4,822 — 62,469 (5,999) (113) 151 56,508 684 —
Nationwide Core Plus Bond
Fund, Class R6 1,001 — 11,621 (875) (42) 119 10,823 167 —
Total — 1,102,853 (33,949) (1,843) 13,223 1,080,284 37,071 —
Destination Retirement
Security Description
Shares/Principal
at October 31,
2020
Market Value
October 31,
2019
($)
Purchases at
Cost * (b) ($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized Appreciation/
Depreciation (c) ($)
Market Value
October 31,
2020
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Amundi
Strategic Income Fund,
Class R6 1,429,013 3,643,557 12,813,411 (2,122,595) (128,500) 241,448 14,447,321 166,925 —
Nationwide International
Index Fund, Class R6 2,328,461 5,364,048 17,953,303 (6,405,095) (395,510) 108,467 16,625,213 167,001 68,911
Nationwide Mid Cap
Market Index Fund,
Class R6 290,882 1,134,880 4,055,392 (1,157,832) (167,498) 347,028 4,211,970 25,716 44,301
Nationwide Multi-Cap
Portfolio, Class R6 5,414,424 15,498,498 54,924,791 (17,615,541) 39,715 3,841,559 56,689,022 4,053,171 133,683
Nationwide Bond Index
Fund, Class R6 6,138,803 12,146,524 66,803,275 (11,019,688) 41,711 3,974,949 71,946,771 930,214 —
Nationwide Core Plus
Bond Fund, Class R6 2,260,031 6,150,319 19,981,356 (3,009,353) 1,377 1,307,241 24,430,940 396,414 1,952
Nationwide Inflation-
Protected Securities
Fund, Class R6 1,554,955 4,207,280 13,710,399 (2,625,184) 59,445 1,534,876 16,886,816 41,771 —
Nationwide Contract
^∞(a) $26,982,011 12,893,005 23,747,414 (9,658,408) — — 26,982,011 341,733 —
Total 61,038,111 213,989,341 (53,613,696) (549,260) 11,355,568 232,220,064 6,122,945 248,847
* Purchases include reinvestment of income and realized gain distributions, as applicable.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.

108 - Notes to Financial Statements - October 31, 2020 - Target Destination Funds
Further information about each affiliated Underlying Fund
(excluding the Nationwide Contract, which is not a mutual
fund or exchange traded fund) may be found in such affiliated
Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfunds or at
the SEC's website at www.sec.gov.
Line of Credit, Interfund Lending and Earnings Credit
Effective July 9, 2020, the Trust, excluding Government Money
Market, and Nationwide Variable Insurance Trust ("NVIT")
(together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting
the Trusts, in the aggregate, to borrow up to $100,000,000.
Advances taken by a Fund under this arrangement would be
primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee
shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the
termination date. Effective July 9, 2020, borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar
Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for
the purposes of this Agreement. If an Index Rate Unavailability
Event occurs in respect of the Eurodollar Rate, the Federal
Funds Rate shall be determined without reference to clause
(a) of this definition. Prior to July 9, 2020, borrowings under this arrangement accrued interest at a rate of 1.00% per annum
plus the higher of (a) the one-month London Interbank Offered
Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating
balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of
credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right,
upon any amount becoming due and payable by the Fund, to
set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to
the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 8, 2021. During the year
ended October 31, 2020, the Funds had no borrowings under
the line of credit.
Pursuant to an exemptive order issued by the SEC (the
“Order”), the Funds may participate in an interfund lending
program among Funds managed by NFA. The program allows
the participating Funds to borrow money from and loan money
to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program
if the interfund loan rate on that day is more favorable to
both the borrowing and lending Funds as compared to rates
available through short-term bank loans or investments in
overnight repurchase agreements and money market funds,
respectively, as detailed in the Order. Further, a Fund may
participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During
the year ended October 31, 2020, none of the Funds engaged
in interfund lending.
JPMorgan provides earnings credits for cash balances
maintained in the Funds’ custody accounts, which are used
to offset custody fees of a Fund. Credits earned, if any, are presented in the Statements of Operations. The program was
terminated on December 31, 2019.
Investment Transactions
For the year ended October 31, 2020, purchases and sales of securities (excluding short-term securities) were as follows:
(a) The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate is assessed and may change quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. Please refer to Note 2 for additional information on the contract.
(b) Purchases at cost include securities received as part of acquisition of Nationwide Destination 2010 Fund and Nationwide
Destination 2020 Fund. (Note 11)
(c) Change in unrealized appreciation/depreciation includes unrealized appreciation/depreciation on securities received as part of acquisition of Nationwide Destination 2010 Fund and Nationwide Destination 2020 Fund. (Note 11)
Fund Purchases
*
Sales
Destination 2025 $ 99,885,488 $ 113,654,340
Destination 2030 93,729,006 101,143,676
Destination 2035 73,320,548 78,782,077
Destination 2040 58,685,697 54,217,794
Destination 2045 44,556,743 37,091,928
Destination 2050 38,118,448 27,809,570
Destination 2055 23,701,151 14,750,761
Destination 2060 14,520,467 4,908,493
Destination 2065 1,223,976 38,284

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 109
Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the Funds invest may apply
any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying
Fund may be found in such Underlying Fund’s annual report
to shareholders, which is available at www.nationwide.com/
mutualfunds or at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may
be found in such Fund’s annual or semiannual report to
shareholders.
Additional information about derivatives-related risks, if
applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or
semiannual report to shareholders.
Other
The Trust may invest through an omnibus account at BBH
any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government
Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity
Investments Money Market Government Portfolio, Institutional
Class are neither guaranteed nor insured, and shares of the
Fidelity Investments Money Market Government Portfolio,
Institutional Class may decline in value, causing losses to the
Trust.
Indemnifications
Under the Trust’s organizational documents, the Trust’s
Officers and Trustees are indemnified by the Trust against
certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust
Officers receive no compensation from the Trust for serving as its
Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future
claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.
New Accounting Pronouncements and Other Matters
In March 2017, FASB issued ASU 2017-08, “Receivables—
Nonrefundable Fees and Other Costs (Subtopic 310-20):
Premium Amortization on Purchased Callable Debt Securities.”
ASU 2017-08 shortens the amortization period for certain
callable debt securities, held at a premium, to be amortized to the earliest call date rather than the contractual maturity date.
The Funds adopted and applied ASU 2017-08 on a modified
retrospective basis through a cumulative-effect adjustment as of November 1, 2019. As a result of the adoption of ASU 2017-
08, as of November 1, 2019, for Funds with in-scope securities, the amortized cost basis of investments was reduced and
unrealized appreciation of investments was increased, but there was no impact on net assets or overall results from operations.
During the year ended October 31, 2020, the Funds held no
in-scope securities.
Each Fund is a shareholder of its Underlying Funds. The
Underlying Funds do not charge a Fund any sales charge for
buying or selling Underlying Fund shares. However, a Fund
indirectly pays a portion of the operating expenses of each
Underlying Fund in which it invests, including management,
administration and custodian fees of the Underlying Funds.
These expenses are deducted from each Underlying Fund’s net
assets before its share price is calculated and are in addition to the fees and expenses of a Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among
the Underlying Funds.
On July 27, 2017, the United Kingdom's Financial Conduct
Authority announced its intention to cease sustaining LIBOR
after 2021. US Federal Reserve Bank's Alternative Reference
Rates Committee (the "SOFR committee") selected Secured
Overnight Financing Rate (SOFR) as the preferred alternative to the U.S. dollar LIBOR. The SOFR committee has noted the
stability of the repurchase market on which the rate is based.
New York Federal Reserve began publication of the rate in April
2018. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially
accepted and market practices become settled. Management
is currently evaluating the implications of the change and
its impact on financial statement disclosures and reporting
requirements.
Fund Purchases
*
Sales
Destination Retirement 44,026,816 63,965,269
* Purchases include reinvestments of income and realized gain distributions, as applicable.

110 - Notes to Financial Statements - October 31, 2020 - Target Destination Funds
Other
As of October 31, 2020, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed in the following table.
No
Mergers
At close of business on January 24, 2020, Nationwide
Destination Retirement Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide Destination 2010 Fund (“Target
Fund 1”), each a series of the Trust, pursuant to a plan of
reorganization approved by the Board of Trustees at a meeting held on June 12, 2019. The reorganization of the Target Fund
1 was not required to be approved by the shareholders of the
Target Fund 1. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished by a tax free exchange of 2,119,884 shares of the Acquiring Fund, valued at $17,496,434, for the assets of the Target Fund 1. The investment portfolio of the Target Fund 1, with a fair value of
$17,492,771 and identified cost of $16,615,880 at January 24,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $61,077,364. The net assets of the Acquiring
Fund immediately following the acquisition were $78,573,798.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional Service Class
shares of the Target Fund 1 received a number of shares
proportional to their ownership of the corresponding class of the Acquiring Fund.
At close of business on June 19, 2020, Nationwide Destination
Retirement Fund (“Acquiring Fund”) acquired all of the net
assets of Nationwide Destination 2020 Fund (“Target Fund 2”),
each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on March
11, 2020. The reorganization of the Target Fund 2 was not
required to be approved by the shareholders of the Target
Fund 2. The purpose of the reorganization was to combine
funds managed by NFA that had comparable objectives and
investment strategies. The reorganization was accomplished
by a tax free exchange of 22,500,678 shares of the Acquiring
Fund, valued at $183,338,219, for the assets of the Target Fund
2. The investment portfolio of the Target Fund 2, with a fair value of $183,347,233 and identified cost of $174,218,263 at June 19,
2020, was the principal asset acquired by the Acquiring Fund.
The net assets of the Acquiring Fund immediately before the
acquisition were $68,890,337. The net assets of the Acquiring
Fund immediately following the acquisition were $252,228,556.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring
Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class R, Class R6 and Institutional Service Class
shares of the Target Fund 2 received a number of shares
proportional to their ownership of the corresponding class of the Acquiring Fund.
Fund % of Shares
Number of
Accounts
Destination 2025 84.16% 3(a)
Destination 2030 84.32 3(a)
Destination 2035 85.43 3(a)
Destination 2040 85.52 3(a)
Destination 2045 86.41 3(a)
Destination 2050 76.81 2(a)
Destination 2055 91.21 3(a)
Destination 2060 94.76 4(a)
Destination 2065 98.75 2(a)
Destination Retirement 82.39 3(a)
(a) All or a portion of the accounts are the accounts of affiliated funds.

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 111
The following are summaries of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/
(Depreciation) immediately before and after each of the reorganizations.
The following pro forma information for the year ended October 31, 2020 is provided as though the reorganizations had been completed on November 1, 2019, the beginning of the annual reporting period for the Fund:
Net investment income (loss) $10,517,787;
Net gains (losses) on investments $(256,981);
Net change in unrealized appreciation/depreciation $1,607,652; and
Net increase (decrease) in net assets resulting from operations $11,868,458.
Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund 1 and Target Fund 2 that have been included in the Acquiring Fund’s Statement of Operations since January 24, 2020 and June 19, 2020, respectively.
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund 1
Nationwide Destination 2010 Fund $876,891
Class A
688,823 $5,715,624 $8.2977
Class R
926,597 7,659,677 8.2665
Class R6
493,845 4,105,129 8.3126
Institutional Service Class
1,927 16,004 8.3033
Acquiring Fund
Nationwide Destination Retirement Fund $3,364,110
Class A
670,398 $5,540,441 $8.2644
Class R
1,978,011 16,265,891 8.2234
Class R6
1,721,612 14,280,640 8.2949
Institutional Service Class
3,020,864 24,990,392 8.2726
After Reorganization
Nationwide Destination Retirement Fund $4,241,001
Class A
1,361,996 $11,256,065 $8.2644
Class R
2,909,464 23,925,568 8.2234
Class R6
2,216,511 18,385,769 8.2949
Institutional Service Class
3,022,798 25,006,396 8.2726
Fund/Class
Shares
Outstanding Net Assets
Net Asset Value
Per Share
Net Unrealized
Appreciation/
(Depreciation)
Target Fund 2
Nationwide Destination 2020 Fund $9,128,970
Class A
2,378,411 $20,950,520 $8.8086
Class R
4,416,460 38,787,153 8.7824
Class R6
4,933,300 43,774,774 8.8733
Institutional Service Class
9,041,284 79,825,772 8.8290
Acquiring Fund
Nationwide Destination Retirement Fund $3,511,699
Class A
1,303,529 $10,619,884 $8.1470
Class R
2,408,448 19,529,593 8.1088
Class R6
2,019,628 16,507,039 8.1733
Institutional Service Class
2,726,792 22,233,821 8.1538
After Reorganization
Nationwide Destination Retirement Fund $12,640,669
Class A
3,875,086 $31,570,404 $8.1470
Class R
7,191,784 58,316,746 8.1088
Class R6
7,375,441 60,281,813 8.1733
Institutional Service Class
12,516,766 102,059,593 8.1538

112 - Notes to Financial Statements - October 31, 2020 - Target Destination Funds
Federal Tax Information
The tax character of distributions paid during the year ended October 31, 2020 was as follows:
The tax character of distributions paid during the year ended October 31, 2019 was as follows:
0
As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Total Tax-
exempt
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 15,711,645 $ 11,584,840 $ 27,296,485 $ – $ 919,576 $ 28,216,061
Destination 2030 19,074,046 14,482,841 33,556,887 – 963,278 34,520,165
Destination 2035 17,666,422 14,023,936 31,690,358 – 595,875 32,286,233
Destination 2040 15,795,649 12,411,289 28,206,938 – 762,537 28,969,475
Destination 2045 12,427,859 10,470,562 22,898,421 – 566,840 23,465,261
Destination 2050 10,486,685 9,298,227 19,784,912 – 93,296 19,878,208
Destination 2055 5,983,489 4,788,914 10,772,403 – 206,816 10,979,219
Destination 2060 1,969,443 943,181 2,912,624 – 67,376 2,980,000
Destination 2065 37,060 – 37,060 – 11,283 48,343
Destination Retirement 6,694,994 2,073,182 8,768,176 – – 8,768,176
Amounts designated as "—" are zero or have been rounded to zero.
*   Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Total Tax-
exempt
Distributions
Return of
Capital
Total
Distributions
Paid
Destination 2025 $ 6,129,644 $ 18,269,396 $ 24,399,040 $ – $ – $ 24,399,040
Destination 2030 6,222,717 22,612,741 28,835,458 – – 28,835,458
Destination 2035 5,110,879 18,543,326 23,654,205 – – 23,654,205
Destination 2040 4,101,951 16,147,197 20,249,148 – – 20,249,148
Destination 2045 3,217,468 12,883,845 16,101,313 – – 16,101,313
Destination 2050 2,600,425 9,345,026 11,945,451 – – 11,945,451
Destination 2055 1,408,757 4,715,385 6,124,142 – – 6,124,142
Destination 2060 374,497 903,125 1,277,622 – – 1,277,622
Destination 2065 – – – – – –
Destination Retirement 1,458,345 3,227,933 4,686,278 – – 4,686,278
Amounts designated as "—" are zero or have been rounded to zero.
*   Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Destination 2025 $ – $ – $ – $ – $ – $ 8,766,968 $ 8,766,968
Destination 2030 – – – – – 3,283,263 3,283,263
Destination 2035 – – – – – (872,454) (872,454)
Destination 2040 – – – – – (2,060,573) (2,060,573)
Destination 2045 – – – – – (1,860,139) (1,860,139)
Destination 2050 – – – – – (2,441,235) (2,441,235)
Destination 2055 – – – – – (2,004,209) (2,004,209)
Destination 2060 – – – – – (562,374) (562,374)
Destination 2065 – – – – (1,238) 21,429 20,191
Destination Retirement – – – – (482,384) 9,945,732 9,463,348
Amounts designated as "—" are zero or have been rounded to zero.
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Target Destination Funds - October 31, 2020 - Notes to Financial Statements - 113
As of October 31, 2020, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of October 31, 2020, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of October 31, 2020.
During the year ended October 31, 2020, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the amounts listed below.
Coronavirus (COVID-19) Pandemic
The global pandemic outbreak of an infectious respiratory
illness caused by a novel coronavirus known as COVID-19
has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial
health of individual companies in significant and unforeseen ways. COVID-19 has resulted in, among other things, travel
restrictions, closed international borders, enhanced health
screenings at ports of entry and elsewhere, disruption of
and delays in healthcare service preparation and delivery,
prolonged quarantines, significant disruptions to business
operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and
significant volatility and declines in global financial markets, as well as general concern and uncertainty. Instability in the
United States, European and other credit markets has made
it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. In particular, because of the current conditions in the credit markets, borrowers may be subject
to increased interest expenses for borrowed money and
tightening underwriting standards. In addition, stock prices as well as yield could be negatively impacted to the extent that issuers of equity securities cancel or announce the suspension of dividends or share buybacks.
The COVID-19 pandemic could continue to inhibit global,
national and local economic activity, and constrain access to capital and other sources of funding. Various recent government interventions have been aimed at curtailing the distress to
financial markets caused by the COVID-19 outbreak. There can be no guarantee that these or other economic stimulus plans
(within the United States or other affected countries throughout the world) will be sufficient or will have their intended effect. In addition, an unexpected or quick reversal of such policies could increase market volatility, which could adversely affect a Fund’s investments. The duration and future impact of COVID-19 are
currently unknown, which may exacerbate the other risks that apply to a Fund and could negatively affect Fund performance and the value of your investment in a Fund.
Subsequent Events
Management has evaluated the impact of subsequent events
on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial
statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Destination 2025 $ 272,219,409 $ 12,132,183 $ (3,365,215) $ 8,766,968
Destination 2030 298,951,266 11,498,186 (8,214,923) 3,283,263
Destination 2035 250,567,110 7,841,742 (8,714,196) (872,454)
Destination 2040 215,100,017 6,579,272 (8,639,845) (2,060,573)
Destination 2045 175,482,493 5,211,027 (7,071,166) (1,860,139)
Destination 2050 149,131,142 4,041,206 (6,482,441) (2,441,235)
Destination 2055 85,905,296 1,974,334 (3,978,543) (2,004,209)
Destination 2060 32,808,154 865,712 (1,428,086) (562,374)
Destination 2065 1,173,144 31,849 (10,420) 21,429
Destination Retirement 235,896,043 10,872,522 (926,790) 9,945,732
Fund Amount
Destination 2065 $(1,238)
Destination Retirement (482,384)
Fund Utilized
Destination Retirement $390,077

114 - Report of Independent Registered Public Accounting Firm - October 31, 2020 - Target Destination Funds
To the Board of Trustees of Nationwide Mutual Funds and Shareholders of Nationwide Destination 2025 Fund,
Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide
Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Destination
2060 Fund, Nationwide Destination 2065 Fund and Nationwide Destination Retirement Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the funds listed in the table below (ten of the funds constituting Nationwide Mutual Funds, hereafter collectively referred to as the "Funds")
as of October 31, 2020, the related statements of operations, statement of changes in net assets, and for Nationwide Destination
Retirement Fund, the statement of cash flows for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31,
2020, the results of each of their operations, the changes in each of their net assets, for Nationwide Destination Retirement Fund, the results of their cash flows for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, transfer agent and Nationwide Contract issuer. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Mutual Funds, since 1997.
Nationwide Destination 2025 Fund (1) Nationwide Destination 2050 Fund (1)
Nationwide Destination 2030 Fund (1) Nationwide Destination 2055 Fund (1)
Nationwide Destination 2035 Fund (1) Nationwide Destination 2060 Fund (1)
Nationwide Destination 2040 Fund (1) Nationwide Destination 2065 Fund (2)
Nationwide Destination 2045 Fund (1) Nationwide Destination Retirement Fund (3)
(1) Statement of operations for the year ended October 31, 2020 and statement of changes in net assets for the years ended
October 31, 2020 and 2019.
(2) Statements of operations and changes in net assets for the period March 2, 2020 (commencement of operations) through
October 31, 2020.
(3) Statement of operations and statement of cash flows for the year ended October 31, 2020 and statement of changes in net assets for the years ended October 31, 2020 and 2019.

Target Destination Funds - October 31, 2020 (Unaudited) - Supplemental Information - 115
Other Federal Tax Information
For the year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2019 Form 1099-DIV.
For the taxable year ended October 31, 2020, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of October 31, 2020, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
October 31, 2020, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Nationwide Destination 2025 Fund 8.11%
Nationwide Destination 2030 Fund 8.51
Nationwide Destination 2035 Fund 8.83
Nationwide Destination 2040 Fund 9.79
Nationwide Destination 2045 Fund 9.04
Nationwide Destination 2050 Fund 9.44
Nationwide Destination 2055 Fund 9.97
Nationwide Destination 2060 Fund 9.28
Nationwide Destination 2065 Fund 9.08
Nationwide Destination Retirement Fund 6.40
Fund Amount
Nationwide Destination 2025 Fund $ 11,584,840
Nationwide Destination 2030 Fund 14,482,841
Nationwide Destination 2035 Fund 14,023,936
Nationwide Destination 2040 Fund 12,411,289
Nationwide Destination 2045 Fund 10,470,562
Nationwide Destination 2050 Fund 9,298,227
Nationwide Destination 2055 Fund 4,788,914
Nationwide Destination 2060 Fund 943,181
Nationwide Destination 2065 Fund –
Nationwide Destination Retirement Fund 2,073,182
Fund Amount Per Share
Nationwide Destination 2025 Fund $ 1,156,965 $ 0.0372
Nationwide Destination 2030 Fund 1,581,451 0.0444
Nationwide Destination 2035 Fund 1,581,747 0.0567
Nationwide Destination 2040 Fund 1,366,091 0.0556
Nationwide Destination 2045 Fund 1,140,600 0.0592
Nationwide Destination 2050 Fund 964,581 0.0516
Nationwide Destination 2055 Fund 543,306 0.0 783
Nationwide Destination 2060 Fund 182,616 0.0577
Nationwide Destination 2065 Fund 2,863 0.0242
Nationwide Destination Retirement Fund 182,553 0.0061
Fund Amount Per Share
Nationwide Destination 2025 Fund $ 94,207 $ 0.0030
Nationwide Destination 2030 Fund 127,579 0.0036
Nationwide Destination 2035 Fund 126,899 0.0045
Nationwide Destination 2040 Fund 109,430 0.0045

116 - Supplemental Information - October 31, 2020 (Unaudited) - Target Destination Funds
Fund Amount Per Share
Nationwide Destination 2045 Fund $ 91,106 $ 0.0047
Nationwide Destination 2050 Fund 77,265 0.0041
Nationwide Destination 2055 Fund 43,450 0.0063
Nationwide Destination 2060 Fund 14,601 0.0046
Nationwide Destination 2065 Fund 227 0.0019
Nationwide Destination Retirement Fund 14,930 0.0005

Target Destination Funds - October 31, 2020 - Management Information - 117
Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The name, year of birth, position and length of time served with the Trust, number of portfolios overseen, principal occupation(s) and other directorships/trusteeships held during the past five years, and additional information related to experience, qualifications, attributes, and skills of each Trustee and Officer are shown below. There are 47 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds
Group, One Nationwide Plaza, Mail Code 5-02-210, Columbus, OH 43215.
Independent Trustees
Charles E. Allen
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2014.
Other Directorships held During the Past Five Years
3
Director of the Auto Club Group, an American Automobile Club Federated member that has 9.5 million members located throughout the Midwest and in the states of Florida, Georgia and Tennessee.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience and experience with audit committee oversight matters.
Paula H. J. Cholmondeley
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since July 2000 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April
2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.
Other Directorships held During the Past Five Years
3
Director of Dentsply International, Inc. (dental products) from 2002 to 2015, Terex Corporation (construction equipment) from 2004 to present, Minerals
Technology, Inc. (specialty chemicals) from 2005 to 2014, Bank of the Ozarks, from 2016 to present, and Kapstone Paper and Packaging Corporation from 2016 to 2018.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-
based company; former certified public accountant and former chief financial officer of both public and private companies.
Lorn C. Davis
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1968 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Davis has been a Managing Partner of College Hill Capital Partners, LLC (private equity) since June 2016. From September 1998 until May 2016,
Mr. Davis originated and managed debt and equity investments for John Hancock Life Insurance Company (U.S.A.)/Hancock Capital Management,
LLC, serving as a Managing Director from September 2003 through May 2016.
Other Directorships held During the Past Five Years
3
Board Member of Outlook Group Holdings, LLC from July 2006 to May 2016, serving as Chair to the Audit committee and member of the Compensation committee, Board Member of MA Holdings, LLC from November 2006 to October 2015, Board Member of IntegraColor, Ltd. from February 2007 to
September 2015, Board Member of The Pine Street Inn from 2009 to present, currently serving as Treasurer and Chair and of the Audit and Finance
Committee, and Member of the Advisory Board (non-fiduciary) of Mearthane Products Corporation from September 2019 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a Managing Partner of private equity firm; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Phyllis Kay Dryden
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1947 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in December 2012, and since 2016 has acted as CEO, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell
Madison Group (management consulting), then as a managing partner and head of west coast business development for marchFIRST (internet consulting), returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of
Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995. She presently serves as chairman of the board of Mutual Fund Directors Forum.
Other Directorships held During the Past Five Years
3
Director of Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

118 - Management Information - October 31, 2020 - Target Destination Funds
Barbara I. Jacobs
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1950 Trustee since December 2004 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January
2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF
Investments (Teachers Insurance and Annuity Association—College Retirement Equities Fund).
Other Directorships held During the Past Five Years (or Longer)
3
Trustee and Board Chair of Project Lead from 2013 to present and Trustee of the Huntington’s Disease Society of America until 2015.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1964 Trustee since March 2012; Chairman as of
January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From
May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and
BB&T Variable Insurance Funds from February 2005 until October 2008.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Carol A. Kosel
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since March 2013 112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired. Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President,
Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.
Other Directorships held During the Past Five Years (or Longer)
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.
Douglas F. Kridler
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1955 Trustee since September 1997 112
Principal Occupation(s) During the Past Five Years (or Longer)
Since 2002, Mr. Kridler has served as the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with
2,000 funds in 55 Ohio counties and 37 states in the U.S.
Other Directorships held During the Past Five Years
3
None
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David E. Wesdenko
4
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1963 Trustee since January 2021 112
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Wezdenko has been a Co-Founder of Blue Leaf Ventures since May 2018. From November 2008 until December 2017, Mr. Wezdenko was
Managing Director of JPMorgan Chase Bank, N.A.
Other Directorships held During the Past Five Years
3
Board Director of J.P. Morgan Private Placements LLC from January 2010 to December 2017.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive and portfolio management experience in the investment management industry as well as experience managing a venture capital firm.

Target Destination Funds - October 31, 2020 - Management Information - 119
Interested Trustee
1
Will retire as Trustee effective December 31, 2020.
2
Length of time served includes time served with the Trust’s predecessors.
3
Directorships held in: (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of
Section 15(d) of the Exchange Act.
4
Will become Trustee effective January 1, 2021.
5
Ms. Koken is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.
Officers of the Trust
David C. Wetmore
1
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1948 Trustee since January 1995; Retiring as chairman
as of January 2021
112
Principal Occupation(s) During the Past Five Years (or Longer)
Retired; private investor. Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of
several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.
Other Directorships held During the Past Five Years
3
Director and Chairman of the Board of Grange Mutual Insurance Cos. from 1993 to present and Treasurer of Community Foundation of the Low
Country from 2016 to present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.
M. Diane Koken
5
Year of Birth Positions Held with Trust and Length of Time
Served
2
Number of Portfolios Overseen in the
Nationwide Fund Complex
1952 Trustee since April 2019 112
Principal Occupation(s) During the Past Five Years (or Longer)
Self-employed as a legal/regulatory consultant since 2007. Ms. Koken served as Insurance Commissioner of Pennsylvania, for three governors, from
1997–2007, and as the President of the National Association of Insurance Commissioners (NAIC) from September 2004 to December 2005. Prior to becoming Insurance Commissioner of Pennsylvania, she held multiple legal roles, including vice president, general counsel and corporate secretary of a national life insurance company.
Other Directorships held During the Past Five Years (or Longer)
3
Director of Nationwide Mutual Insurance Company 2007-present, Director of Nationwide Mutual Fire Insurance Company 2007-present, Director of
Nationwide Corporation 2007-present, Director of Capital BlueCross 2011-present, Director of NORCAL Mutual Insurance Company 2009-present,
Director of Medicus Insurance Company 2009-present, Director of Hershey Trust Company 2015-present, Manager of Milton Hershey School Board of
Managers 2015-present, Director and Chair of Hershey Foundation 2016-present, and Director of The Hershey Company 2017-present.
Experience, Qualifications, Attributes, and Skills for Board Membership
Significant board experience; significant executive, management consulting, legal and regulatory experience, including past service as a cabinet-level state insurance commissioner and general counsel of a national life insurance company.
Michael S. Spangler
Year of Birth Positions Held with Funds and Length of Time Served
1
1966 President, Chief Executive Officer and Principal Executive Officer since June 2008
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA, Nationwide Fund Management LLC and
Nationwide Fund Distributors LLC, and is a Senior Vice President of Nationwide Financial Services, Inc. and Nationwide Mutual Insurance Company.
=
2
Brian Hirsch
Year of Birth Positions Held with Funds and Length of Time Served
1
1956 Chief Compliance Officer since January 2012; Senior Vice President since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Hirsch is Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance
Company.
=
2
Stephen R. Rimes
Year of Birth Positions Held with Funds and Length of Time Served
1
1970 Secretary, Vice President and Associate General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual
Insurance Company.
=
2
He previously served as Assistant General Counsel for Invesco Ltd. from 2000-2019.
Lee T. Cummings
Year of Birth Positions Held with Funds and Length of Time Served
1
1963 Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal
Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President, Treasurer and Principal Financial Officer of Nationwide Funds Group, and Head of Fund Operations of
Nationwide Funds Group. Lee is a Vice President of Nationwide Mutual Insurance Company.
=
2

120 - Management Information - October 31, 2020 - Target Destination Funds
1
Length of time served includes time served with the Trust’s predecessors.
2
These positions are held with an affiliated person or principal underwriter of the Fund.
The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available, without charge, upon request.
Shareholders may call 800-848-0920 to request the SAI.
Steven D. Pierce
Year of Birth Positions Held with Funds and Length of Time Served
1
1965 Senior Vice President, Head of Business and Product Development since March 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide
Mutual Insurance Company.
=
2
Christopher C. Graham
Year of Birth Positions Held with Funds and Length of Time Served
1
1971 Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio
Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of
Nationwide Mutual Insurance Company.
=
2

Target Destination Funds - October 31, 2020 - Market Index Definitions - 121
Bloomberg Barclays Emerging Markets USD Aggregate Bond Index:  An unmanaged index comprising fixed-rate and floating-
rate U.S. dollar-denominated bonds from sovereign, quasi-sovereign and corporate emerging market issuers; the countries considered to be emerging markets are determined by annual review using rules-based classifications from the World Bank income group and the International Monetary Fund.
Bloomberg Barclays Long Treasury Index: An ETF tracking index that includes all publicly issued U.S. Treasury securities 10 or more years remaining until maturity, are rated as investment grade and have an outstanding face-value of $250 million or more.
Bloomberg Barclays Municipal Bond Index:  An unmanaged index that covers the U.S. dollar-denominated, long-term, tax-
exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.
Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index:  An unmanaged index that measures the performance of U.S.
Treasury securities with a remaining maturity of 10 to 20 years.
Bloomberg Barclays U.S. Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated investment-grade, fixed-rate, taxable debt issues, which includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index: An unmanaged index that measures the performance of high-yield corporate bonds, with a maximum allocation of 2% to any one issuer.
Bloomberg Barclays U.S. Corporate High Yield Index:  An unmanaged index that measures the performance of U.S. dollar-
denominated, non-investment-grade, fixed-rate, taxable corporate bonds with at least $150 million par value outstanding, a maximum credit rating of Ba1 and a remaining maturity of one year or more; gives a broad look at how high-yield (“junk”) bonds have performed.
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index: An unmanaged index that measures the performance of the non-securitized component of the U.S. Aggregate Bond Index with maturities of 1 to 3 years, including Treasuries, government-
related issues and corporates.
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index
SM
: An index that measures the performance of
the US Treasury Inflation Protected Securities (TIPS) market.
Bloomberg Barclays Mortgage-Backed Securities Index: A market value-weighted index comprising agency mortgage-
backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage
Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year.
Citigroup Non-US Dollar World Government Bond Index (Citigroup WGBI Non-US): An unmanaged, market capitalization-
weighted index that reflects the performance of fixed-rate investment-grade sovereign bonds with remaining maturities of one year or more issued outside the United States; generally considered to be representative of the world bond market.
Citigroup US Broad Investment-Grade Bond Index (USBIG
®
): An unmanaged, market capitalization-weighted index that
measures the performance of U.S. dollar-denominated bonds issued in the U.S. investment-grade bond market; includes fixed-
rate, U.S. Treasury, government-sponsored, collateralized and corporate debt with remaining maturities of one year or more.
Citigroup US High-Yield Market Index: An unmanaged, market capitalization-weighted index that reflects the performance of the North American high-yield market; includes U.S. dollar-denominated, fixed-rate, cash-pay and deferred-interest securities with remaining maturities of one year or more, issued by corporations domiciled in the United States or Canada.
Citigroup World Government Bond Index (WGBI) (Unhedged): An unmanaged, market capitalization-weighted index that is not hedged back to the U.S. dollar and reflects the performance of the global sovereign fixed-income market; includes local currency, investment-grade, fixed-rate sovereign bonds issued in 20-plus countries, with remaining maturities of one year or more.
Note about Citigroup Indexes
© 2020 Citigroup Index LLC. All rights reserved

122 - Market Index Definitions - October 31, 2020 - Target Destination Funds
Dow Jones U.S. Select Real Estate Securities Index
SM
(RESI): An unmanaged index that measures the performance of publicly traded securities of U.S.-traded real estate operating companies (REOCs) and real estate investment trusts (REITs).
FTSE World ex US Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, excluding the United States.
FTSE World Index: An unmanaged, broad-based, free float-adjusted, market capitalization-weighted index that measures the performance of large-cap and mid-cap stocks in developed and advanced emerging countries, including the United States.
Note about FTSE Indexes
Source: FTSE International Limited (“FTSE”) © FTSE 2020. “FTSE
®
” is a trademark of the London Stock Exchange Group
companies and is used by FTSE International Limited under license. All rights in the FTSE indices and/or FTSE ratings vest in
FTSE and/or its licensors. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/
or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE's express written consent.
ICE BofA Merrill Lynch Global High Yield Index (USD Hedged): An unmanaged, market capitalization-weighted index that gives a broad-based measurement of global high-yield fixed-income markets; measures the performance of below-investment-grade, corporate debt with a minimum of 18 months remaining to final maturity at issuance that is publicly issued in major domestic or euro bond markets, and is denominated in U.S. dollars, Canadian dollars, British pounds and euros. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar.
ICE BofA Merrill Lynch US High Yield Master II Index: An unmanaged index made up of over 1,200 high yield bonds representing high-yield bond markets as a whole. It includes zero-coupon bonds and payment-in-kind (“PIK”) bonds.
ICE BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-
rate U.S. government bonds with a remaining maturity of at least one year have performed.
ICE BofA Merrill Lynch Current 5-Year US Treasury Index: An unmanaged, one-security index, rebalanced monthly, that measures the performance of the most recently issued 5-year U.S. Treasury note; a qualifying note is one auctioned on or before the third business day prior to the final business day of a month.
Note about ICE BofA Merrill Lynch Indexes
Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA
Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services (2020).
iMoneyNet Money Fund Average™ Government All Index: An average of government money market funds. Government money market funds may invest in U.S. Treasuries, U.S. Agencies, repurchase agreements, and government-backed floating rate notes, and include both retail and institutional funds.
JPM Emerging Market Bond Index (EMBI) Global Diversified Index: An unmanaged index that reflects the total returns of U.S.
dollar-denominated sovereign bonds issued by emerging market countries as selected by JPMorgan.
J.P. Morgan Mozaic
SM
Index (Series F): A rules-based, dynamic index that tracks the total return of a global mix of asset classes, including equity securities, fixed-income securities and commodities, through futures contracts on those asset classes. The Index rebalances monthly in an effort to capture the continued performance of asset classes that have exhibited the highest recent returns.
Note about JPMorgan Indexes
Information has been obtained from sources believed to be reliable, but JPMorgan does not warrant its completeness or accuracy.
The Index is used with permission. The Index may not be copied, used, or distributed without JPMorgan's prior written approval.©
2020, JPMorgan Chase & Co. All rights reserved.
Morningstar
®
Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-
date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic

Target Destination Funds - October 31, 2020 - Market Index Definitions - 123
asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a
Morningstar company.
Morningstar
®
Lifetime Moderate Income Index: An index representing a portfolio of global equities, bonds and traditional inflation hedges such as commodities and Treasury Inflation-Protected Securities. This portfolio is held in proportions appropriate for a U.S. investor who is at least ten years into retirement.
Morningstar
®
Target Risk Indexes: A series consisting of five asset allocation indexes that span the risk spectrum from conservative to aggressive. The securities selected for the asset allocation indexes are driven by the rules-based indexing methodologies that power Morningstar's comprehensive index family.
Aggressive Target Risk Index
Moderately Aggressive Target Risk Index
Moderate Target Risk Index
Moderately Conservative Target Risk Index
Conservative Target Risk Index
MSCI ACWI
®
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.
MSCI ACWI
®
ex USA: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the
United States.
MSCI ACWI
®
ex USA Growth: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap growth stocks in global developed and emerging markets as determined by
MSCI; excludes the United States.
MSCI EAFE
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and
Canada.
MSCI World ex USA Index
SM
:  Captures large- and mid-capitalization representation across 22 of 23 Developed Markets (DM)
countries—excluding the United States. With 1,020 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France,
Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland and the United Kingdom.
MSCI World Index
SM
: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI.
MSCI EAFE
®
Small Cap Index: An equity index which captures small cap representation across Developed Markets countries including Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,
New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK around the world, excluding the US and
Canada.
MSCI EAFE
®
Value Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap value stocks in developed markets as determined by MSCI; excludes the United States and Canada.
MSCI Emerging Markets
®
Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.
NYSE Arca Tech 100 Index: A price-weighted index composed of common stocks and American Depository Receipts (“ADRs”
a form of equity security that was created specifically to simplify foreign investing for American investor) of technology-related companies listed on US stock exchanges. This index is maintained by the New York Stock Exchange, but also includes stocks that trade on exchanges other than the NYSE.

124 - Market Index Definitions - October 31, 2020 - Target Destination Funds
Russell 1000
®
Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000
®
Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the
U.S. equity universe; includes those Russell 1000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000
®
Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000
®
Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.
Russell 2000
®
Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the
U.S. equity universe; includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell 3000
®
Growth Index: A market-capitalization weighted index based on the Russell 3000 Index. Includes companies that show signs of above-average growth.
Russell 3000
®
Index: a capitalization-weighted stock market index, maintained by FTSE Russell, that seeks to be a benchmark of the entire U.S stock market
Russell Midcap
®
Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell Midcap
®
Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap
®
Index companies with lower price-to-book ratios and lower forecasted growth values.
Note about Russell Indexes
Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.
Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell
®
is a trademark of Russell Investment
Group.
S&P 500
®
Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.
The S&P/Citi International Treasury Bond ex-US Index: An index measuring performance of treasury bonds in local currencies.
The bonds are issued by developed market countries outside the U.S.
S&P MidCap 400
®
(S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S.
companies (those with a market capitalization of $1.4 billion to $5.9 billion).
S&P North American Technology Sector Index
TM
: An index that represents U.S. securities classified under GICS
®
information
technology sector as well as internet & direct marketing retail, interactive home entertainment, and interactive media & services sub-industries.
S&P Biotechnology Select Industry Index: An index that represents performance of narrow GICS
®
sub-industries. Made up of
stocks from the S&P Total Market Index that are classified with biotechnology as a sub-industry.
S&P Target Date
®
To Indexes: A series of 12 unmanaged, multi-asset class indexes consisting of the Retirement Income Index plus 11 indexes that correspond to a specific target retirement date (ranging from 2010 through 2060+). The series reflects a subset of target date funds, each of which generally has an asset allocation mix and glide path featuring relatively conservative

Target Destination Funds - October 31, 2020 - Market Index Definitions - 125
total equity exposure near retirement and static total equity exposure after retirement. Each index in the series reflects varying levels of exposure to equities, bonds, and other asset classes and becomes more conservative with the approach of the target retirement date.
S&P Total Market Index: An index comprised of securities to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

126 - Glossary - October 31, 2020 - Target Destination Funds
Definitions of some commonly used investment terms
12b-1 Fees: Fees paid out of fund assets to cover the costs of marketing and selling fund shares. "Distribution fees" include fees to compensate brokers and others who sell fund shares, and to pay for advertising, and printing and mailing prospectuses to new investors. "Shareholder Service Fees" are fees that cover the cost of responding to investor inquiries and providing investors with information.
Asset: Any tangible or intangible item that has value in an exchange. A bank account, a home, or shares of stock are all examples of assets.
Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.
Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established to issue securities and hold certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities the principal and earned interest.
Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed income (bonds) and cash equivalents (money market securities).
Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.
Board of Trustees: A governing board elected or appointed to direct the policies of a financial Trust.
Bond fund: A mutual fund that invests exclusively in bonds
Bottom-up investment approach: A method of investing that involves focusing on an individual company rather than on the industry in which a company operates or on the economy as a whole; it is the microeconomic analysis of a company or stock.
Classes: Different types of shares issued by a single fund, often referred to as Class A shares, Class B shares, etc. Each class holds the same investments and shares the same investment policies and objectives. However, each class differs in shareholder services, fees and expenses, and therefore, each class will have different performance results.
Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.
Coupon: A feature of a bond that indicates the amount of interest due and the date that the interest payment will be made.
Derivative : A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.
Disclosure: Information about a company’s financial condition and business made public. Investors use these “disclosures” to make informed decisions about their investment in the company’s securities.
Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.
Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa.
Bonds with longer durations have higher risk and volatility.
Equity securities: Securities that represent ownership interests in the issuers. Common stock is the most common type of equity security.
Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-
based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as the ETFs are bought and sold.

Target Destination Funds - October 31, 2020 - Glossary - 127
Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.
Fixed-income securities: Securities, including bonds and other debt securities, that represent obligations by the issuers to pay specified rates of interest or dividends at specified times, and to pay the securities’ principal at maturity.
Futures: Contracts that obligate the buyers to buy and the sellers to sell specified quantities of underlying assets (or settle for the cash value of a contract based on underlying assets) at specified prices on each contract’s maturity date.
Growth style: Investing in equity securities of companies that the fund’s subadviser believes have above-average rates of earnings growth and which may experience above-average increases in stock price.
High-yield bonds (also known as junk bonds) : Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates to help compensate for the fact that the issuers are at greater risk of default.
Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Index Fund: An "index fund" describes a type of mutual fund whose investment objective is to achieve the same return as a particular market index such as the S&P 500 Index.
Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation , which means that the prices of goods and services are declining.
Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.
Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s,
Standard & Poor’s and Fitch.
Liquidity: How rapidly shares of a stock can be bought or sold without substantially impacting the stock price.
Management Fee: A fee paid from fund assets to the Fund's investment adviser for investment portfolio management. Management fees appear in the fee table under Annual Fund Operating Expenses in the fund's prospectus.
Mutual Fund Prospectus: An informative document of which mutual funds must provide to shareholders after the purchase of a fund. The prospectus contains key information about a fund. The SEC specifies the kinds of information that must be included in and requires mutual funds to present the information in a standard format so that investors can readily compare different mutual funds.
Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.
Maturity: The date on which the principal amount of a bond is required to be paid to investors.
Net Asset Value: "Net asset value," or "NAV," of an investment company equals the Fund’s total earnings minus its Operating
Expenses.
Operating Expenses: The costs a fund incurs in running the fund, including management fees, distribution fees, and other expenses.
Options: Contracts giving the purchaser the right to buy or sell a security at a fixed price within a specific time-period – but without obligation. Stock options are traded on numerous exchanges.
Quantitative techniques: Mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by a mutual fund.

128 - Glossary - October 31, 2020 - Target Destination Funds
Risk: Refers to the degree of uncertainty about the rate of return on an asset and the potential harm that could arise if financial returns do not meet investor expectations. Generally, when investment risks rise, investors expect higher returns to compensate for the higher risk.
Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.
Subadviser : An asset management firm hired by a mutual fund’s adviser to handle the day-to-day management of the fund.
The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.
Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.
Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy,
2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.
U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States and may not be supported by the full faith and credit of the United States.
Value style: Investing in equity securities that a fund’s subadviser believes are undervalued, i.e., the securities are priced at less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.
Volatility: The degree to which the value of a fund’s portfolio may be expected to rise or fall over time. A high level of volatility means that the fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the fund’s value is not expected to fluctuate significantly.
Yield: The annual percentage rate (“APR”) of earned return on a bond calculated by dividing the coupon interest rate by its purchase price.
Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
AR-TD (12/20)
Call 800-848-0920 to request a summary prospectus and/or a prospec tus, or download prospectuses at
https://www.nationwide.com/mutual-funds-prospectuses.jsp . These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.
About Nationwide Funds Group (NFG)
NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distributi on and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the
investment adviser to Nationwide Funds.
Distributor
Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).
Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwid e Mutual Insurance Company. © 2020

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as Exhibit 13 (a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.  The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
§
80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit committee.
3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d)
:    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers
LLP
(“PwC”), for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020, respectively.

	2019	2020

Audit Fees	$1,276,272	$1,102,194
Audit-Related Fees	$17,340	$82,510
Tax Fees (a)	$505,656	$45,984
All Other Fees	$0	$0

Total	$1,799,268	$1,230,688

4(a) through 4(d)
:    The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, BBD, LLP (“BBD”), for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020, respectively.

	2019	2020

Audit Fees	None	$13,000
Audit-Related Fees	None	$0
Tax Fees (a)	None	$3,000
All Other Fees	None	$0

Total	None	$16,000

(a)
Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020, respectively.

	2019	2020

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by BBD to the registrant’s investment adviser, NFA, and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020, respectively.

	2019	2020

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as:  (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2019 and October 31, 2020, respectively:

	2019	2020

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2019 and October 31, 2020, respectively:

	2019	2020

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by BBD to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2019 and October 31, 2020, respectively:

	2019	2020

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by BBD to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended October 31, 2019 and October 31, 2020, respectively:

	2019	2020

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable:  The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended October 31, 2020, that were attributed to work performed by persons other than PwC’s and BBD’s full-time, permanent employees was not over fifty percent (50%).
(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended October 31, 2019, and October 31, 2020, were $1,521,745 and $621,833, respectively.

4(g) The aggregate fees billed by BBD for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended October 31, 2019, and October 31, 2020, were $0 and $0, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit Committee has considered whether the provision by PwC and BBD of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s and BBD’s independence
.

Item 5.    Audit Committee of Listed Registrants.

(a)

If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR
§
240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(A)).  If the registrant has such a committee, however designated, identify each committee member.  If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C.
§
78c(a)(58)(B)), so state.

Not Applicable.

(b)

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR
§
240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable.

Item 6.   Investments.

(a)

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)

Name of the issuer;

(2)

Exchange ticker symbol;
(3)

Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)

Total number of shares or, for debt securities, principal amount divested;

(5)

Date(s) that the securities were divested;

(6)

If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)

Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C.
§
80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR
§
240.14a-101)), or this Item.

Not Applicable.
Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
§
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR
§
270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR
§
240.13a-15(b) or
§
240.15d-15(b)).

The registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of June 10, 2020, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i)
accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure
; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

                If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 13. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

codeofethics

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR
§
270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

section302

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(a)(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR § 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not Applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                               __/s/ Lee T. Cummings ____________
Name:    Lee T. Cummings
Title:       Principal Financial Officer
Date:      December 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                           NATIONWIDE MUTUAL FUNDS

By (Signature and Title)*                               ___/s/ Michael S. Spangler ______
Name:    Michael S. Spangler
Title:       Principal Executive Officer
Date:      December 23, 2020

By (Signature and Title)*                               ___/s/ Lee T. Cummings ________
Name:    Lee T. Cummings
Title:       Principal Financial Officer
Date:      December 23, 2020

*
Print the name and title of each signing officer under his or her signature.